UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	October 31, 2021

Date of reporting period:	April 30, 2021

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds
Semiannual Report
April 30, 2021
Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
Sign up for eDelivery!
Safe, secure and ready when you are,
sign up for eDelivery today.
Visit PrincipalFunds.com >
Note: If your shares are not held directly with Principal
Funds but through a brokerage firm, please contact your
broker for electronic delivery options available.

Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you:
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only:
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 122
Schedules of Investments 168
Financial Highlights (includes performance information) 435
Shareholder Expense Example 595
Supplemental Information 604

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Investment in securities--at cost ..........................................................
$ 636,888 $ 9,769,117 $ 728,366
Investment in affiliated Funds--at cost ...................................................
$ – $ 530,903 $ 53,671
Assets
Investment in securities--at value  .......................................................... $ 687,186 $ 10,034,982
(a)
$ 741,219
(a)
Investment in affiliated Funds--at value .................................................... – 530,903 53,671
Cash ......................................................................................... 15,295 – –
Deposits with counterparty .................................................................. – – 7
Receivables:
Dividends and interest ................................................................. 8,491 59,913 4,456
Expense reimbursement from Manager ............................................... 4 – 61
Expense reimbursement from Distributor ............................................. – 2 3
Fund shares sold ....................................................................... 3,254 26,467 1,612
Investment securities sold ............................................................. – – 6,638
Variation margin on futures ........................................................... – – 4
Other assets .................................................................................. – – 7
Prepaid directors' expenses .................................................................. – 4 –
Prepaid expenses ............................................................................
7 – –
Total Assets   714,237 10,652,271 807,678
Liabilities
Accrued management and investment advisory fees ........................................ 253 3,430 311
Accrued administrative service fees ........................................................ – 4 3
Accrued distribution fees .................................................................... 125 126 44
Accrued service fees ........................................................................ – 16 17
Accrued transfer agent fees ................................................................. 54 187 135
Accrued directors' expenses ................................................................. 2 – –
Accrued professional fees ................................................................... 23 30 27
Accrued other expenses ..................................................................... – 35 22
Cash overdraft ............................................................................... – – 1
Payables:
Dividends payable ..................................................................... 1,272 19,546 1,107
Fund shares redeemed ................................................................. 1,624 20,454 418
Interest expense and fees payable ..................................................... 59 – –
Investment securities purchased ...................................................... – 116,086 65,587
Variation margin on futures ........................................................... – – 26
Collateral obligation on securities loaned, at value ......................................... – 10,923 43,619
Floating rate notes issued ...................................................................
20,146 – –
Total Liabilities
23,558 170,837 111,317
Net Assets Applicable to Outstanding Shares ............................................
$ 690,679 $ 10,481,434 $ 696,361
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 653,669 $ 10,288,515 $ 678,563
Total distributable earnings (accumulated loss) .............................................
37,010 192,919 17,798
Total Net Assets
$ 690,679 $ 10,481,434 $ 696,361

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 450,852 $ 315,809 $ 96,890
Shares Issued and Outstanding ........................................................ 40,543 31,717 8,834
Net Asset Value per share ............................................................. $ 11 .12
(b)
$ 9 .96
(b)
$ 10 .97
(b)
Maximum Offering Price .............................................................
$ 11 .55 $ 10 .19 $ 11 .40
Class C : Net Assets .......................................................................... $ 39,279 $ 40,117 N/A
Shares Issued and Outstanding ........................................................ 3,525 4,003
Net Asset Value per share .............................................................
$ 11 .14
(b)
$ 10 .02
(b)
Class J : Net Assets .......................................................................... N/A $ 119,678 $ 146,290
Shares Issued and Outstanding ........................................................ 11,989 13,234
Net Asset Value per share .............................................................
$ 9 .98
(b)
$ 11 .05
(b)
Institutional : Net Assets ..................................................................... $ 200,548 $ 744,419 $ 371,873
Shares Issued and Outstanding ........................................................ 18,023 74,518 33,925
Net Asset Value per share .............................................................
$ 11 .13 $ 9 .99 $ 10 .96
R-1 : Net Assets .............................................................................. N/A $ 12,093 $ 3,931
Shares Issued and Outstanding ........................................................ 1,210 359
Net Asset Value per share .............................................................
$ 9 .99 $ 10 .96
R-3 : Net Assets .............................................................................. N/A $ 17,458 $ 20,735
Shares Issued and Outstanding ........................................................ 1,744 1,905
Net Asset Value per share .............................................................
$ 10 .01 $ 10 .88
R-4 : Net Assets .............................................................................. N/A $ 9,026 $ 8,619
Shares Issued and Outstanding ........................................................ 902 774
Net Asset Value per share .............................................................
$ 10 .00 $ 11 .13
R-5 : Net Assets .............................................................................. N/A $ 35,698 $ 48,023
Shares Issued and Outstanding ........................................................ 3,577 4,406
Net Asset Value per share .............................................................
$ 9 .98 $ 10 .90
R-6 : Net Assets .............................................................................. N/A $ 9,187,136 N/A
Shares Issued and Outstanding ........................................................ 920,641
Net Asset Value per share .............................................................
$ 9 .98
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified
International Fund Equity Income Fund
Finisterre Emerging
Markets Total Return
Bond Fund
(a)
Investment in securities--at cost ..........................................................
$ 4,126,868 $ 5,387,752 $ 625,904
Investment in affiliated Funds--at cost ...................................................
$ 53,741 $ 87,564 $ 64,977
Foreign currency--at cost ..................................................................
$ 15,944 $ – $ 2,496
Assets
Investment in securities--at value  .......................................................... $ 5,245,230 $ 9,988,621 $ 627,930
Investment in affiliated Funds--at value .................................................... 53,741 87,564 64,977
Foreign currency--at value .................................................................. 15,847 – 2,495
Deposits with counterparty .................................................................. – – 41,331
Receivables:
Dividends and interest ................................................................. 52,554 22,176 8,129
Expense reimbursement from Manager ............................................... 2 72 2
Expense reimbursement from Distributor ............................................. 3 1 –
Foreign currency contracts ........................................................... – – 2,140
Fund shares sold ....................................................................... 2,773 44,268 1,495
Investment securities sold ............................................................. 66,076 38,143 5,395
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... – – 631
Variation margin on swaps ............................................................ – – 563
Other assets .................................................................................. 5 30 –
Prepaid directors' expenses .................................................................. – 1 –
Prepaid expenses ............................................................................

Total Assets   5,436,231 10,180,927 755,088
Liabilities
Accrued management and investment advisory fees ........................................ 6,913 4,259 361
Accrued administrative service fees ........................................................ 2 5 –
Accrued distribution fees .................................................................... 91 410 1
Accrued service fees ........................................................................ 15 48 –
Accrued transfer agent fees ................................................................. 224 707 36
Accrued directors' expenses ................................................................. 7 – 1
Accrued professional fees ................................................................... 5 25 23
Accrued foreign tax ......................................................................... 2,237 – –
Accrued other expenses ..................................................................... 405 – 2
Payables:
Expense reimbursement to Manager .................................................. – – 12
Foreign currency contracts ............................................................ – – 1,211
Fund shares redeemed ................................................................. 2,592 5,822 265
Investment securities purchased ...................................................... 72,555 13,392 26,117
Variation margin on futures ........................................................... – – 81
Variation margin on swaps ............................................................ – – 24
Total Liabilities
85,046 24,668 28,134
Net Assets Applicable to Outstanding Shares ............................................
$ 5,351,185 $ 10,156,259 $ 726,954
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 917,990 $ 5,273,195 $ 720,916
Total distributable earnings (accumulated loss) .............................................
4,433,195 4,883,064 6,038
Total Net Assets
$ 5,351,185 $ 10,156,259 $ 726,954

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified
International Fund Equity Income Fund
Finisterre Emerging
Markets Total Return
Bond Fund
(a)
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 3,875,000 1,600,000 200,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 264,185 $ 1,364,468 $ 6,783
Shares Issued and Outstanding ........................................................ 16,502 34,494 647
Net Asset Value per share ............................................................. $ 16 .01
(b)
$ 39 .56
(b)
$ 10 .49
(b)
Maximum Offering Price .............................................................
$ 16 .94 $ 41 .86 $ 10 .90
Class C : Net Assets .......................................................................... $ 10,192 $ 131,115 N/A
Shares Issued and Outstanding ........................................................ 636 3,414
Net Asset Value per share .............................................................
$ 16 .02
(b)
$ 38 .41
(b)
Class J : Net Assets .......................................................................... $ 178,955 $ 81,197 N/A
Shares Issued and Outstanding ........................................................ 11,327 2,050
Net Asset Value per share .............................................................
$ 15 .80
(b)
$ 39 .60
(b)
Institutional : Net Assets ..................................................................... $ 527,990 $ 8,337,280 $ 720,171
Shares Issued and Outstanding ........................................................ 33,196 210,430 68,391
Net Asset Value per share .............................................................
$ 15 .91 $ 39 .62 $ 10 .53
R-1 : Net Assets .............................................................................. $ 3,276 $ 3,601 N/A
Shares Issued and Outstanding ........................................................ 205 91
Net Asset Value per share .............................................................
$ 15 .96 $ 39 .36
R-3 : Net Assets .............................................................................. $ 14,903 $ 32,983 N/A
Shares Issued and Outstanding ........................................................ 933 837
Net Asset Value per share .............................................................
$ 15 .97 $ 39 .42
R-4 : Net Assets .............................................................................. $ 10,826 $ 32,894 N/A
Shares Issued and Outstanding ........................................................ 669 833
Net Asset Value per share .............................................................
$ 16 .19 $ 39 .51
R-5 : Net Assets .............................................................................. $ 42,494 $ 172,721 N/A
Shares Issued and Outstanding ........................................................ 2,633 4,365
Net Asset Value per share .............................................................
$ 16 .14 $ 39 .57
R-6 : Net Assets .............................................................................. $ 4,298,364 N/A N/A
Shares Issued and Outstanding ........................................................ 270,133
Net Asset Value per share .............................................................
$ 15 .91
(a)
Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond Fund.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Investment in securities--at cost ..........................................................
$ 4,419,004 $ 2,980,485 $ 1,445,881
Investment in affiliated Funds--at cost ...................................................
$ 174,858 $ 90,531 $ 92,511
Foreign currency--at cost ..................................................................
$ 10,375 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 4,524,669
(a)
$ 3,700,018
(a)
$ 1,461,094
Investment in affiliated Funds--at value .................................................... 174,858 90,531 92,511
Foreign currency--at value .................................................................. 10,344 – –
Cash ......................................................................................... 2,178 2 –
Deposits with counterparty .................................................................. 5,982 – 2,334
Receivables:
Dividends and interest ................................................................. 38,309 10,242 3,381
Expense reimbursement from Manager ............................................... 510 44 4
Expense reimbursement from Distributor ............................................. – – 2
Foreign currency contracts ........................................................... 493 – –
Fund shares sold ....................................................................... 6,898 10,972 2,212
Investment securities sold ............................................................. 50,372 2,245 47,353
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... 419 – –
Variation margin on futures ........................................................... – – 24
Other assets .................................................................................. – – 19
Total Assets   4,815,032 3,814,054 1,608,934
Liabilities
Accrued management and investment advisory fees ........................................ 2,850 2,572 506
Accrued administrative service fees ........................................................ – – 2
Accrued distribution fees .................................................................... 858 40 67
Accrued service fees ........................................................................ – – 8
Accrued transfer agent fees ................................................................. 999 572 133
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 3 – 2
Accrued professional fees ................................................................... 45 35 16
Accrued other expenses ..................................................................... 176 77 14
Cash overdraft ............................................................................... – 73 10
Deposits from counterparty ................................................................. – – 1,834
Payables:
Dividends payable ..................................................................... – – 1,295
Foreign currency contracts ............................................................ 636 – –
Fund shares redeemed ................................................................. 4,880 1,831 606
Investment securities purchased ...................................................... 64,286 2,350 402,302
Variation margin on futures ........................................................... 9 – 20
Collateral obligation on securities loaned, at value ......................................... 49,961 11,075 –
Total Liabilities
124,704 18,625 406,815
Net Assets Applicable to Outstanding Shares ............................................
$ 4,690,328 $ 3,795,429 $ 1,202,119
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,271,319 $ 3,160,583 $ 1,273,345
Total distributable earnings (accumulated loss) .............................................
(580,991) 634,846 (71,226)
Total Net Assets
$ 4,690,328 $ 3,795,429 $ 1,202,119

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,150,000 1,350,000 1,025,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,459,192 $ 102,635 $ 243,871
Shares Issued and Outstanding ........................................................ 105,869 10,219 23,281
Net Asset Value per share ............................................................. $ 13 .78
(b)
$ 10 .04
(b)
$ 10 .48
(b)
Maximum Offering Price .............................................................
$ 14 .32 $ 10 .62 $ 10 .72
Class C : Net Assets .......................................................................... $ 594,456 $ 22,698 $ 21,307
Shares Issued and Outstanding ........................................................ 43,399 2,363 2,035
Net Asset Value per share .............................................................
$ 13 .70
(b)
$ 9 .61
(b)
$ 10 .47
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 107,371
Shares Issued and Outstanding ........................................................ 10,223
Net Asset Value per share .............................................................
$ 10 .50
(b)
Institutional : Net Assets ..................................................................... $ 2,547,469 $ 2,210,320 $ 792,732
Shares Issued and Outstanding ........................................................ 185,801 203,028 75,553
Net Asset Value per share .............................................................
$ 13 .71 $ 10 .88 $ 10 .49
R-1 : Net Assets .............................................................................. N/A N/A $ 5,066
Shares Issued and Outstanding ........................................................ 482
Net Asset Value per share .............................................................
$ 10 .50
R-3 : Net Assets .............................................................................. N/A $ 426 $ 8,831
Shares Issued and Outstanding ........................................................ 39 841
Net Asset Value per share .............................................................
$ 10 .84 $ 10 .50
R-4 : Net Assets .............................................................................. N/A $ 761 $ 4,928
Shares Issued and Outstanding ........................................................ 70 469
Net Asset Value per share .............................................................
$ 10 .85 $ 10 .51
R-5 : Net Assets .............................................................................. N/A $ 256 $ 18,013
Shares Issued and Outstanding ........................................................ 24 1,714
Net Asset Value per share .............................................................
$ 10 .88 $ 10 .51
R-6 : Net Assets .............................................................................. $ 89,211 $ 1,458,333 N/A
Shares Issued and Outstanding ........................................................ 6,511 133,856
Net Asset Value per share .............................................................
$ 13 .70 $ 10 .90
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Government Money
Market Fund High Income Fund High Yield Fund
Investment in securities--at cost ..........................................................
$ 4,352,040 $ 3,488,630 $ 2,827,477
Investment in affiliated Funds--at cost ...................................................
$ – $ 169,530 $ 89,791
Foreign currency--at cost ..................................................................
$ – $ 2 $ –
Assets
Investment in securities--at value  .......................................................... $ 4,352,040 $ 3,588,805
(a)
$ 2,925,357
(a)
Investment in affiliated Funds--at value .................................................... – 169,530 89,791
Foreign currency--at value .................................................................. – 2 –
Cash ......................................................................................... 38,373 – 130
Deposits with counterparty .................................................................. – 6,709 –
Receivables:
Dividends and interest ................................................................. 9 46,664 39,165
Expense reimbursement from Manager ............................................... 438 46 13
Foreign currency contracts ........................................................... – 43 –
Fund shares sold ....................................................................... – 1,761 13,593
Interfund lending ...................................................................... – 14,310 –
Investment securities sold ............................................................. – 24,928 12,156
Unrealized gain on unfunded loan commitments ..................................... – 7 1
Prepaid directors' expenses .................................................................. – 1 –
Prepaid expenses ............................................................................
19 – –
Total Assets   4,390,879 3,852,806 3,080,206
Liabilities
Accrued management and investment advisory fees ........................................ 530 1,854 1,261
Accrued distribution fees .................................................................... – – 187
Accrued transfer agent fees ................................................................. 1 22 656
Accrued directors' expenses ................................................................. – – 1
Accrued professional fees ................................................................... 22 27 28
Accrued other expenses ..................................................................... – 15 52
Cash overdraft ............................................................................... – 234 –
Payables:
Dividends payable ..................................................................... – – 12,468
Fund shares redeemed ................................................................. – 1,308 17,726
Investment securities purchased ...................................................... – 97,086 62,444
Unrealized loss on unfunded loan commitments ...................................... – 1 –
Variation margin on swaps ............................................................ – 89 –
Collateral obligation on securities loaned, at value ......................................... – 14,962 5,122
Total Liabilities
553 115,598 99,945
Net Assets Applicable to Outstanding Shares ............................................
$ 4,390,326 $ 3,737,208 $ 2,980,261
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,390,326 $ 3,902,819 $ 3,129,230
Total distributable earnings (accumulated loss) .............................................
– (165,611) (148,969)
Total Net Assets
$ 4,390,326 $ 3,737,208 $ 2,980,261
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 10,200,000 700,000 1,750,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A N/A $ 539,821
Shares Issued and Outstanding ........................................................ 73,525
Net Asset Value per share ............................................................. $ 7 .34
(b)
Maximum Offering Price .............................................................
$ 7 .63
Class C : Net Assets .......................................................................... N/A N/A $ 78,770
Shares Issued and Outstanding ........................................................ 10,598
Net Asset Value per share .............................................................
$ 7 .43
(b)
Institutional : Net Assets ..................................................................... $ 4,390,326 $ 3,737,208 $ 1,456,644
Shares Issued and Outstanding ........................................................ 4,390,326 398,002 199,975
Net Asset Value per share .............................................................
$ 1 .00 $ 9 .39 $ 7 .28
R-6 : Net Assets .............................................................................. N/A N/A $ 905,026
Shares Issued and Outstanding ........................................................ 124,240
Net Asset Value per share .............................................................
$ 7 .28
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Inflation Protection
Fund
International Emerging
Markets Fund International Fund I
Investment in securities--at cost ..........................................................
$ 1,333,524 $ 225,158 $ 258,336
Investment in affiliated Funds--at cost ...................................................
$ 71,944 $ 2,546 $ 14,116
Foreign currency--at cost ..................................................................
$ 9,811 $ 869 $ 5,798
Assets
Investment in securities--at value  .......................................................... $ 1,411,484 $ 315,016 $ 348,309
(a)
Investment in affiliated Funds--at value .................................................... 71,944 2,546 14,116
Foreign currency--at value .................................................................. 9,759 868 5,775
Deposits with counterparty .................................................................. 7,922 – –
Receivables:
Dividends and interest ................................................................. 1,909 639 1,538
Expense reimbursement from Manager ............................................... – 20 4
Expense reimbursement from Distributor ............................................. – 2 –
Foreign currency contracts ........................................................... 1,913 – –
Foreign tax refund ..................................................................... – 16 –
Fund shares sold ....................................................................... 947 172 183
Investment securities sold ............................................................. 513 334 53
Variation margin on futures ........................................................... 36 – –
Variation margin on swaps ............................................................ 528 – –
Total Assets   1,506,955 319,613 369,978
Liabilities
Accrued management and investment advisory fees ........................................ 456 276 217
Accrued administrative service fees ........................................................ 1 1 1
Accrued distribution fees .................................................................... 4 44 2
Accrued service fees ........................................................................ 3 5 2
Accrued transfer agent fees ................................................................. 15 78 14
Accrued directors' expenses ................................................................. – 1 –
Accrued professional fees ................................................................... 26 34 28
Accrued foreign tax ......................................................................... – 693 –
Accrued other expenses ..................................................................... 2 40 13
Deposits from counterparty ................................................................. 710 – –
Payables:
Foreign currency contracts ............................................................ 2,621 – –
Fund shares redeemed ................................................................. 525 251 10,164
Investment securities purchased ...................................................... 31,224 1,768 7,857
Options and swaptions contracts written  (premiums received $ 8,793 , $ 0 and $ 0 ) ... 10,535 – –
Variation margin on futures ........................................................... 49 – –
Variation margin on swaps ............................................................ 648 – –
Collateral obligation on securities loaned, at value ......................................... – – 7,360
Total Liabilities
46,819 3,191 25,658
Net Assets Applicable to Outstanding Shares ............................................
$ 1,460,136 $ 316,422 $ 344,320
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,326,207 $ 223,465 $ 226,755
Total distributable earnings (accumulated loss) .............................................
133,929 92,957 117,565
Total Net Assets
$ 1,460,136 $ 316,422 $ 344,320

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Inflation Protection
Fund
International Emerging
Markets Fund International Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 850,000 875,000 600,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 97,935 N/A
Shares Issued and Outstanding ........................................................ 2,936
Net Asset Value per share ............................................................. $ 33 .36
(b)
Maximum Offering Price .............................................................
$ 35 .30
Class C : Net Assets .......................................................................... N/A $ 7,542 N/A
Shares Issued and Outstanding ........................................................ 241
Net Asset Value per share .............................................................
$ 31 .33
(b)
Class J : Net Assets .......................................................................... $ 11,196 $ 109,370 N/A
Shares Issued and Outstanding ........................................................ 1,250 3,413
Net Asset Value per share .............................................................
$ 8 .96
(b)
$ 32 .05
(b)
Institutional : Net Assets ..................................................................... $ 1,433,515 $ 75,069 $ 125,294
Shares Issued and Outstanding ........................................................ 151,790 2,275 6,772
Net Asset Value per share .............................................................
$ 9 .44 $ 33 .00 $ 18 .50
R-1 : Net Assets .............................................................................. $ 1,305 $ 1,839 $ 1,480
Shares Issued and Outstanding ........................................................ 149 56 80
Net Asset Value per share .............................................................
$ 8 .77 $ 32 .86 $ 18 .48
R-3 : Net Assets .............................................................................. $ 8,957 $ 7,615 $ 3,541
Shares Issued and Outstanding ........................................................ 996 231 192
Net Asset Value per share .............................................................
$ 9 .00 $ 32 .95 $ 18 .49
R-4 : Net Assets .............................................................................. $ 1,571 $ 3,859 $ 3,266
Shares Issued and Outstanding ........................................................ 172 116 176
Net Asset Value per share .............................................................
$ 9 .13 $ 33 .16 $ 18 .52
R-5 : Net Assets .............................................................................. $ 3,592 $ 10,744 $ 1,996
Shares Issued and Outstanding ........................................................ 388 324 108
Net Asset Value per share .............................................................
$ 9 .25 $ 33 .11 $ 18 .50
R-6 : Net Assets .............................................................................. N/A $ 2,449 $ 208,743
Shares Issued and Outstanding ........................................................ 74 11,286
Net Asset Value per share .............................................................
$ 33 .01 $ 18 .50
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Investment in securities--at cost ..........................................................
$ 6,613,401 $ 2,012,246 $ 2,607,969
Investment in affiliated Funds--at cost ...................................................
$ 263,230 $ 190,836 $ 176,766
Assets
Investment in securities--at value  .......................................................... $ 13,244,171
(a)
$ 5,601,485
(a)
$ 3,270,076
(a)
Investment in affiliated Funds--at value .................................................... 263,230 190,836 176,766
Cash ......................................................................................... 761 – –
Deposits with counterparty .................................................................. 7,601 10,329 1,474
Receivables:
Dividends and interest ................................................................. 1,416 3,945 2,060
Expense reimbursement from Manager ............................................... 173 – 163
Expense reimbursement from Distributor ............................................. 6 14 1
Fund shares sold ....................................................................... 26,536 3,624 531
Investment securities sold ............................................................. 38,646 – 13,957
Variation margin on futures ........................................................... 8 – –
Other assets .................................................................................. 13 3 –
Prepaid expenses ............................................................................
168 – –
Total Assets   13,582,729 5,810,236 3,465,028
Liabilities
Accrued management and investment advisory fees ........................................ 6,443 704 1,902
Accrued administrative service fees ........................................................ 14 21 1
Accrued distribution fees .................................................................... 199 293 13
Accrued service fees ........................................................................ 111 133 5
Accrued transfer agent fees ................................................................. 636 331 37
Accrued directors' expenses ................................................................. 7 9 –
Accrued professional fees ................................................................... 27 21 20
Accrued other expenses ..................................................................... – 33 16
Payables:
Fund shares redeemed ................................................................. 3,114 2,951 27,594
Investment securities purchased ...................................................... 40,778 – 110,393
Variation margin on futures ........................................................... 1,003 1,366 197
Collateral obligation on securities loaned, at value ......................................... 7,824 983 652
Total Liabilities
60,156 6,845 140,830
Net Assets Applicable to Outstanding Shares ............................................
$ 13,522,573 $ 5,803,391 $ 3,324,198
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 6,053,059 $ 1,390,399 $ 2,589,167
Total distributable earnings (accumulated loss) .............................................
7,469,514 4,412,992 735,031
Total Net Assets
$ 13,522,573 $ 5,803,391 $ 3,324,198

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,895,000 1,150,000 520,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... $ 579,229 $ 595,127 N/A
Shares Issued and Outstanding ........................................................ 27,423 24,697
Net Asset Value per share ............................................................. $ 21.12
(b)
$ 24.10
(b)
Maximum Offering Price .............................................................
$ 22.35 $ 24.47
Class C: Net Assets .......................................................................... N/A $ 67,468 N/A
Shares Issued and Outstanding ........................................................ 2,880
Net Asset Value per share .............................................................
$ 23.43
(b)
Class J: Net Assets .......................................................................... $ 396,675 $ 878,744 $ 82,738
Shares Issued and Outstanding ........................................................ 23,224 36,900 4,218
Net Asset Value per share .............................................................
$ 17.08
(b)
$ 23.81
(b)
$ 19.61
(b)
Institutional: Net Assets ..................................................................... $ 3,237,295 $ 3,606,314 $ 3,218,575
Shares Issued and Outstanding ........................................................ 146,090 149,664 161,412
Net Asset Value per share .............................................................
$ 22.16 $ 24.10 $ 19.94
R-1: Net Assets .............................................................................. $ 13,886 $ 17,339 $ 3,801
Shares Issued and Outstanding ........................................................ 786 721 191
Net Asset Value per share .............................................................
$ 17.68 $ 24.05 $ 19.89
R-3: Net Assets .............................................................................. $ 108,053 $ 191,185 $ 6,683
Shares Issued and Outstanding ........................................................ 5,593 7,920 318
Net Asset Value per share .............................................................
$ 19.32 $ 24.14 $ 21.00
R-4: Net Assets .............................................................................. $ 87,040 $ 153,678 $ 2,700
Shares Issued and Outstanding ........................................................ 4,367 6,345 135
Net Asset Value per share .............................................................
$ 19.93 $ 24.22 $ 19.94
R-5: Net Assets .............................................................................. $ 338,178 $ 293,536 $ 9,701
Shares Issued and Outstanding ........................................................ 16,089 11,989 482
Net Asset Value per share .............................................................
$ 21.02 $ 24.48 $ 20.11
R-6: Net Assets .............................................................................. $ 8,762,217 N/A N/A
Shares Issued and Outstanding ........................................................ 395,524
Net Asset Value per share .............................................................
$ 22.15
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Investment in securities--at cost ..........................................................
$ 10,957,232 $ 202,994 $ 610,512
Investment in affiliated Funds--at cost ...................................................
$ 2 $ 10,771 $ 24,816
Investment in affiliated securities--at cost ................................................
$ 28,838 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 22,869,028
(a)
$ 285,793 $ 1,087,171
(a)
Investment in affiliated Funds--at value .................................................... 2 10,771 24,816
Investment in affiliated securities--at value ................................................. 36,024 – –
Cash ......................................................................................... 193 – –
Deposits with counterparty .................................................................. – – 324
Receivables:
Dividends and interest ................................................................. 4,433 31 98
Expense reimbursement from Manager ............................................... – 1 18
Expense reimbursement from Distributor ............................................. 6 2 1
Fund shares sold ....................................................................... 23,361 342 13,816
Investment securities sold ............................................................. 47,117 1,751 1,684
Other assets .................................................................................. 6 – –
Prepaid expenses ............................................................................
– – 14
Total Assets   22,980,170 298,691 1,127,942
Liabilities
Accrued management and investment advisory fees ........................................ 10,587 153 799
Accrued administrative service fees ........................................................ 34 2 1
Accrued distribution fees .................................................................... 622 21 8
Accrued service fees ........................................................................ 135 12 3
Accrued transfer agent fees ................................................................. 2,659 21 7
Accrued directors' expenses ................................................................. 19 1 3
Accrued professional fees ................................................................... 30 17 17
Accrued other expenses ..................................................................... 265 5 –
Payables:
Borrowing ............................................................................. 12,440 – –
Fund shares redeemed ................................................................. 23,064 156 420
Investment securities purchased ...................................................... 36,610 7,921 882
Variation margin on futures ........................................................... – – 89
Collateral obligation on securities loaned, at value ......................................... 1,457 – 772
Total Liabilities
87,922 8,309 3,001
Net Assets Applicable to Outstanding Shares ............................................
$ 22,892,248 $ 290,382 $ 1,124,941
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 10,313,333 $ 168,191 $ 478,778
Total distributable earnings (accumulated loss) .............................................
12,578,915 122,191 646,163
Total Net Assets
$ 22,892,248 $ 290,382 $ 1,124,941

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,105,000 325,000 625,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,997,392 N/A N/A
Shares Issued and Outstanding ........................................................ 51,684
Net Asset Value per share ............................................................. $ 38 .65
(b)
Maximum Offering Price .............................................................
$ 40 .90
Class C : Net Assets .......................................................................... $ 116,647 N/A N/A
Shares Issued and Outstanding ........................................................ 3,454
Net Asset Value per share .............................................................
$ 33 .76
(b)
Class J : Net Assets .......................................................................... $ 381,122 $ 132,847 $ 54,704
Shares Issued and Outstanding ........................................................ 10,276 13,341 4,477
Net Asset Value per share .............................................................
$ 37 .09
(b)
$ 9 .96
(b)
$ 12 .22
(b)
Institutional : Net Assets ..................................................................... $ 14,913,923 $ 99,709 $ 1,053,648
Shares Issued and Outstanding ........................................................ 374,266 7,182 65,019
Net Asset Value per share .............................................................
$ 39 .85 $ 13 .88 $ 16 .21
R-1 : Net Assets .............................................................................. $ 107,733 $ 1,701 $ 1,636
Shares Issued and Outstanding ........................................................ 3,075 166 135
Net Asset Value per share .............................................................
$ 35 .04 $ 10 .28 $ 12 .10
R-3 : Net Assets .............................................................................. $ 82,675 $ 17,333 $ 4,921
Shares Issued and Outstanding ........................................................ 2,201 1,378 338
Net Asset Value per share .............................................................
$ 37 .56 $ 12 .58 $ 14 .58
R-4 : Net Assets .............................................................................. $ 79,110 $ 6,806 $ 2,679
Shares Issued and Outstanding ........................................................ 2,008 500 176
Net Asset Value per share .............................................................
$ 39 .41 $ 13 .62 $ 15 .26
R-5 : Net Assets .............................................................................. $ 397,883 $ 31,986 $ 7,353
Shares Issued and Outstanding ........................................................ 10,159 2,226 454
Net Asset Value per share .............................................................
$ 39 .16 $ 14 .37 $ 16 .21
R-6 : Net Assets .............................................................................. $ 4,815,763 N/A N/A
Shares Issued and Outstanding ........................................................ 120,914
Net Asset Value per share .............................................................
$ 39 .83
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Investment in securities--at cost ..........................................................
$ 876,539 $ 2,093,668 $ 736,836
Investment in affiliated Funds--at cost ...................................................
$ 32,583 $ 58,121 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,371,468
(a)
$ 2,790,990
(a)
$ 736,836
Investment in affiliated Funds--at value .................................................... 32,583 58,121 –
Cash ......................................................................................... – – 68
Deposits with counterparty .................................................................. 1,661 1,310 –
Receivables:
Dividends and interest ................................................................. 365 990 13
Expense reimbursement from Manager ............................................... – 49 267
Expense reimbursement from Distributor ............................................. 3 3 52
Fund shares sold ....................................................................... 1,822 2,225 864
Investment securities sold ............................................................. 1,456 5,934 –
Other assets .................................................................................. – – 26
Prepaid directors' expenses .................................................................. 1 – –
Prepaid expenses ............................................................................

Total Assets   1,409,359 2,859,635 738,126
Liabilities
Accrued management and investment advisory fees ........................................ 171 1,466 242
Accrued administrative service fees ........................................................ 9 2 –
Accrued distribution fees .................................................................... 44 35 52
Accrued service fees ........................................................................ 58 13 –
Accrued transfer agent fees ................................................................. 36 128 68
Accrued directors' expenses ................................................................. – 2 3
Accrued professional fees ................................................................... 18 12 20
Accrued other expenses ..................................................................... 12 – 37
Cash overdraft ............................................................................... 1 1 –
Payables:
Fund shares redeemed ................................................................. 2,151 989 1,795
Investment securities purchased ...................................................... 5,178 5,458 6,000
Variation margin on futures ........................................................... 459 375 –
Collateral obligation on securities loaned, at value ......................................... 638 4,133 –
Total Liabilities
8,775 12,614 8,217
Net Assets Applicable to Outstanding Shares ............................................
$ 1,400,584 $ 2,847,021 $ 729,909
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 846,371 $ 2,058,897 $ 729,909
Total distributable earnings (accumulated loss) .............................................
554,213 788,124 –
Total Net Assets
$ 1,400,584 $ 2,847,021 $ 729,909

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 525,000 925,000 5,800,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... N/A $ 38,154 $ 312,984
Shares Issued and Outstanding ........................................................ 2,086 312,984
Net Asset Value per share ............................................................. $ 18.29
(b)
$ 1.00
(b)
Maximum Offering Price .............................................................
$ 19.35 $ 1.00
Class J: Net Assets .......................................................................... $ 148,856 $ 186,372 $ 416,925
Shares Issued and Outstanding ........................................................ 6,094 10,308 416,925
Net Asset Value per share .............................................................
$ 24.43
(b)
$ 18.08
(b)
$ 1.00
(b)
Institutional: Net Assets ..................................................................... $ 270,234 $ 296,816 N/A
Shares Issued and Outstanding ........................................................ 10,684 16,218
Net Asset Value per share .............................................................
$ 25.29 $ 18.30
R-1: Net Assets .............................................................................. $ 6,822 $ 2,852 N/A
Shares Issued and Outstanding ........................................................ 272 163
Net Asset Value per share .............................................................
$ 25.06 $ 17.47
R-3: Net Assets .............................................................................. $ 93,475 $ 16,170 N/A
Shares Issued and Outstanding ........................................................ 3,615 897
Net Asset Value per share .............................................................
$ 25.86 $ 18.02
R-4: Net Assets .............................................................................. $ 57,635 $ 13,029 N/A
Shares Issued and Outstanding ........................................................ 2,219 721
Net Asset Value per share .............................................................
$ 25.97 $ 18.07
R-5: Net Assets .............................................................................. $ 127,553 $ 29,676 N/A
Shares Issued and Outstanding ........................................................ 4,862 1,632
Net Asset Value per share .............................................................
$ 26.23 $ 18.19
R-6: Net Assets .............................................................................. $ 696,009 $ 2,263,952 N/A
Shares Issued and Outstanding ........................................................ 27,539 123,476
Net Asset Value per share .............................................................
$ 25.27 $ 18.34
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Investment in securities--at cost ..........................................................
$ 2,522,828 $ 909,200 $ –
Investment in affiliated Funds--at cost ...................................................
$ 212,623 $ 17,162 $ 647,471
Foreign currency--at cost ..................................................................
$ 15,233 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 3,019,012
(a)
$ 2,132,413
(a)
$ –
Investment in affiliated Funds--at value .................................................... 212,623 17,162 730,288
Foreign currency--at value .................................................................. 15,221 – –
Deposits with counterparty .................................................................. 1,504 – –
Receivables:
Dividends and interest ................................................................. 17,657 1,116 665
Expense reimbursement from Manager ............................................... 87 – 1
Expense reimbursement from Distributor ............................................. – – 4
Fund shares sold ....................................................................... 1,598 914 251
Investment securities sold ............................................................. 12,839 10,080 –
Other assets .................................................................................. – 5 –
Prepaid directors' expenses .................................................................. – 1 –
Prepaid expenses ............................................................................

Total Assets   3,280,541 2,161,697 731,209
Liabilities
Accrued management and investment advisory fees ........................................ 2,321 814 –
Accrued administrative service fees ........................................................ – 2 3
Accrued distribution fees .................................................................... – 278 39
Accrued service fees ........................................................................ – 13 12
Accrued transfer agent fees ................................................................. 90 209 2
Accrued directors' expenses ................................................................. 1 – 1
Accrued professional fees ................................................................... 31 18 15
Accrued other expenses ..................................................................... 85 – 1
Cash overdraft ............................................................................... 1 – –
Payables:
Fund shares redeemed ................................................................. 1,025 829 161
Investment securities purchased ...................................................... 47,899 889 755
Variation margin on futures ........................................................... 322 – –
Collateral obligation on securities loaned, at value ......................................... 159,871 157 –
Total Liabilities
211,646 3,209 989
Net Assets Applicable to Outstanding Shares ............................................
$ 3,068,895 $ 2,158,488 $ 730,220
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,667,622 $ 812,958 $ 614,742
Total distributable earnings (accumulated loss) .............................................
401,273 1,345,530 115,478
Total Net Assets
$ 3,068,895 $ 2,158,488 $ 730,220

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 750,000 850,000 650,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... N/A $ 1,188,500 $ 28,497
Shares Issued and Outstanding ........................................................ 19,501 2,082
Net Asset Value per share ............................................................. $ 60.95
(b)
$ 13.68
(b)
Maximum Offering Price .............................................................
$ 64.50 $ 14.21
Class C: Net Assets .......................................................................... N/A $ 35,766 N/A
Shares Issued and Outstanding ........................................................ 946
Net Asset Value per share .............................................................
$ 37.79
(b)
Class J: Net Assets .......................................................................... N/A N/A $ 214,514
Shares Issued and Outstanding ........................................................ 15,879
Net Asset Value per share .............................................................
$ 13.51
(b)
Institutional: Net Assets ..................................................................... $ 3,067,522 $ 869,607 $ 428,177
Shares Issued and Outstanding ........................................................ 271,903 13,806 31,550
Net Asset Value per share .............................................................
$ 11.28 $ 62.99 $ 13.57
R-1: Net Assets .............................................................................. $ 19 $ 1,682 $ 4,147
Shares Issued and Outstanding ........................................................ 2 28 306
Net Asset Value per share .............................................................
$ 11.18 $ 60.95 $ 13.56
R-3: Net Assets .............................................................................. $ 669 $ 16,066 $ 22,095
Shares Issued and Outstanding ........................................................ 60 263 1,641
Net Asset Value per share .............................................................
$ 11.17 $ 61.10 $ 13.47
R-4: Net Assets .............................................................................. $ 680 $ 10,319 $ 8,872
Shares Issued and Outstanding ........................................................ 61 167 657
Net Asset Value per share .............................................................
$ 11.22 $ 61.88 $ 13.50
R-5: Net Assets .............................................................................. $ 5 $ 36,548 $ 23,918
Shares Issued and Outstanding ........................................................ –
(c)
587 1,769
Net Asset Value per share .............................................................
$ 11.75 $ 62.25 $ 13.52
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
(c)
Reflects an amount less than 500 shares issued and outstanding.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2015 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Investment in affiliated Funds--at cost ...................................................
$ 305,743 $ 3,029,046 $ 1,365,129
Assets
Investment in affiliated Funds--at value .................................................... $ 382,560 $ 3,824,017 $ 1,780,107
Receivables:
Dividends and interest ................................................................. 309 2,675 1,046
Expense reimbursement from Distributor ............................................. – 15 –
Fund shares sold ....................................................................... 1,090 462 2,957
Investment securities sold ............................................................. – 2,338 2,261
Prepaid expenses ............................................................................
8 22 29
Total Assets   383,967 3,829,529 1,786,400
Liabilities
Accrued administrative service fees ........................................................ 3 14 13
Accrued distribution fees .................................................................... 9 169 36
Accrued service fees ........................................................................ 16 74 69
Accrued transfer agent fees ................................................................. 1 28 3
Accrued directors' expenses ................................................................. 1 1 1
Accrued professional fees ................................................................... 14 17 14
Payables:
Fund shares redeemed ................................................................. 117 2,795 5,215
Investment securities purchased ...................................................... 1,283 2,675 1,046
Total Liabilities
1,444 5,773 6,397
Net Assets Applicable to Outstanding Shares ............................................
$ 382,523 $ 3,823,756 $ 1,780,003
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 285,498 $ 2,826,677 $ 1,279,504
Total distributable earnings (accumulated loss) .............................................
97,025 997,079 500,499
Total Net Assets
$ 382,523 $ 3,823,756 $ 1,780,003
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 1,150,000 425,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 110,797 N/A
Shares Issued and Outstanding ........................................................ 7,263
Net Asset Value per share ............................................................. $ 15 .25
(a)
Maximum Offering Price .............................................................
$ 16 .14
Class J : Net Assets .......................................................................... N/A $ 910,875 N/A
Shares Issued and Outstanding ........................................................ 60,583
Net Asset Value per share .............................................................
$ 15 .04
(a)
Institutional : Net Assets ..................................................................... $ 304,354 $ 2,445,752 $ 1,450,873
Shares Issued and Outstanding ........................................................ 29,729 161,614 111,631
Net Asset Value per share .............................................................
$ 10 .24 $ 15 .13 $ 13 .00
R-1 : Net Assets .............................................................................. $ 3,175 $ 17,369 $ 8,719
Shares Issued and Outstanding ........................................................ 319 1,153 688
Net Asset Value per share .............................................................
$ 9 .95 $ 15 .06 $ 12 .68
R-3 : Net Assets .............................................................................. $ 30,547 $ 120,278 $ 136,138
Shares Issued and Outstanding ........................................................ 3,068 8,031 10,722
Net Asset Value per share .............................................................
$ 9 .96 $ 14 .98 $ 12 .70
R-4 : Net Assets .............................................................................. $ 15,001 $ 48,743 $ 57,162
Shares Issued and Outstanding ........................................................ 1,491 3,245 4,449
Net Asset Value per share .............................................................
$ 10 .06 $ 15 .02 $ 12 .85
R-5 : Net Assets .............................................................................. $ 29,446 $ 169,942 $ 127,111
Shares Issued and Outstanding ........................................................ 2,923 11,290 9,855
Net Asset Value per share .............................................................
$ 10 .07 $ 15 .05 $ 12 .90
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2030 Fund
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Investment in affiliated Funds--at cost ...................................................
$ 4,809,263 $ 1,192,392 $ 3,292,274
Assets
Investment in affiliated Funds--at value .................................................... $ 6,347,158 $ 1,625,227 $ 4,643,451
Receivables:
Dividends and interest ................................................................. 3,107 658 1,348
Expense reimbursement from Distributor ............................................. 22 – 15
Fund shares sold ....................................................................... 5,852 4,446 731
Investment securities sold ............................................................. – 2,490 1,024
Prepaid expenses ............................................................................
37 23 23
Total Assets   6,356,176 1,632,844 4,646,592
Liabilities
Accrued administrative service fees ........................................................ 20 11 15
Accrued distribution fees .................................................................... 249 29 174
Accrued service fees ........................................................................ 109 58 83
Accrued transfer agent fees ................................................................. 66 4 79
Accrued directors' expenses ................................................................. 2 2 –
Accrued professional fees ................................................................... 19 15 17
Payables:
Fund shares redeemed ................................................................. 4,257 6,924 1,744
Investment securities purchased ...................................................... 4,698 657 1,348
Total Liabilities
9,420 7,700 3,460
Net Assets Applicable to Outstanding Shares ............................................
$ 6,346,756 $ 1,625,144 $ 4,643,132
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,471,798 $ 1,123,613 $ 3,029,468
Total distributable earnings (accumulated loss) .............................................
1,874,958 501,531 1,613,664
Total Net Assets
$ 6,346,756 $ 1,625,144 $ 4,643,132
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,425,000 400,000 1,025,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 157,139 N/A $ 120,466
Shares Issued and Outstanding ........................................................ 9,394 6,739
Net Asset Value per share ............................................................. $ 16 .73
(a)
$ 17 .87
(a)
Maximum Offering Price .............................................................
$ 17 .70 $ 18 .91
Class J : Net Assets .......................................................................... $ 1,367,551 N/A $ 916,684
Shares Issued and Outstanding ........................................................ 82,302 50,646
Net Asset Value per share .............................................................
$ 16 .62
(a)
$ 18 .10
(a)
Institutional : Net Assets ..................................................................... $ 4,296,344 $ 1,344,974 $ 3,203,045
Shares Issued and Outstanding ........................................................ 257,600 93,612 175,101
Net Asset Value per share .............................................................
$ 16 .68 $ 14 .37 $ 18 .29
R-1 : Net Assets .............................................................................. $ 23,212 $ 7,971 $ 17,084
Shares Issued and Outstanding ........................................................ 1,403 567 944
Net Asset Value per share .............................................................
$ 16 .55 $ 14 .06 $ 18 .09
R-3 : Net Assets .............................................................................. $ 177,747 $ 110,950 $ 131,653
Shares Issued and Outstanding ........................................................ 10,710 7,870 7,312
Net Asset Value per share .............................................................
$ 16 .60 $ 14 .10 $ 18 .00
R-4 : Net Assets .............................................................................. $ 75,321 $ 46,723 $ 57,259
Shares Issued and Outstanding ........................................................ 4,353 3,282 3,171
Net Asset Value per share .............................................................
$ 17 .30 $ 14 .23 $ 18 .06
R-5 : Net Assets .............................................................................. $ 249,442 $ 114,526 $ 196,941
Shares Issued and Outstanding ........................................................ 14,973 8,021 10,828
Net Asset Value per share .............................................................
$ 16 .66 $ 14 .28 $ 18 .19
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2045 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Investment in affiliated Funds--at cost ...................................................
$ 885,628 $ 2,009,267 $ 517,228
Assets
Investment in affiliated Funds--at value .................................................... $ 1,245,313 $ 2,916,264 $ 704,371
Receivables:
Dividends and interest ................................................................. 243 424 69
Expense reimbursement from Manager ............................................... – 3 –
Expense reimbursement from Distributor ............................................. – 5 –
Fund shares sold ....................................................................... 2,283 2,231 930
Investment securities sold ............................................................. 443 – 306
Prepaid expenses ............................................................................
16 16 12
Total Assets   1,248,298 2,918,943 705,688
Liabilities
Accrued administrative service fees ........................................................ 8 11 4
Accrued distribution fees .................................................................... 23 84 12
Accrued service fees ........................................................................ 45 60 25
Accrued transfer agent fees ................................................................. 3 63 2
Accrued directors' expenses ................................................................. 1 2 1
Accrued professional fees ................................................................... 15 16 15
Payables:
Fund shares redeemed ................................................................. 2,722 1,188 1,231
Investment securities purchased ...................................................... 243 1,410 69
Total Liabilities
3,060 2,834 1,359
Net Assets Applicable to Outstanding Shares ............................................
$ 1,245,238 $ 2,916,109 $ 704,329
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 841,103 $ 1,873,560 $ 500,256
Total distributable earnings (accumulated loss) .............................................
404,135 1,042,549 204,073
Total Net Assets
$ 1,245,238 $ 2,916,109 $ 704,329
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 800,000 400,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 99,144 N/A
Shares Issued and Outstanding ........................................................ 5,224
Net Asset Value per share ............................................................. $ 18 .98
(a)
Maximum Offering Price .............................................................
$ 20 .08
Class J : Net Assets .......................................................................... N/A $ 298,129 N/A
Shares Issued and Outstanding ........................................................ 16,335
Net Asset Value per share .............................................................
$ 18 .25
(a)
Institutional : Net Assets ..................................................................... $ 1,025,459 $ 2,226,857 $ 582,236
Shares Issued and Outstanding ........................................................ 65,487 117,909 33,911
Net Asset Value per share .............................................................
$ 15 .66 $ 18 .89 $ 17 .17
R-1 : Net Assets .............................................................................. $ 4,766 $ 13,338 $ 3,056
Shares Issued and Outstanding ........................................................ 315 715 185
Net Asset Value per share .............................................................
$ 15 .13 $ 18 .66 $ 16 .52
R-3 : Net Assets .............................................................................. $ 88,488 $ 97,911 $ 47,354
Shares Issued and Outstanding ........................................................ 5,818 5,262 2,844
Net Asset Value per share .............................................................
$ 15 .21 $ 18 .61 $ 16 .65
R-4 : Net Assets .............................................................................. $ 34,326 $ 46,038 $ 17,712
Shares Issued and Outstanding ........................................................ 2,232 2,457 1,051
Net Asset Value per share .............................................................
$ 15 .38 $ 18 .75 $ 16 .85
R-5 : Net Assets .............................................................................. $ 92,199 $ 134,692 $ 53,971
Shares Issued and Outstanding ........................................................ 5,986 7,165 3,191
Net Asset Value per share .............................................................
$ 15 .40 $ 18 .80 $ 16 .91
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2060 Fund
Principal LifeTime
2065 Fund
Principal LifeTime
Hybrid 2015 Fund
Investment in affiliated Funds--at cost ...................................................
$ 477,851 $ 51,397 $ 113,821
Assets
Investment in affiliated Funds--at value .................................................... $ 624,481 $ 63,486 $ 128,391
Receivables:
Dividends and interest ................................................................. 42 4 19
Expense reimbursement from Manager ............................................... 1 – 3
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 1,204 462 164
Prepaid expenses ............................................................................
15 – –
Total Assets   625,743 63,952 128,578
Liabilities
Accrued administrative service fees ........................................................ 2 – –
Accrued distribution fees .................................................................... 8 1 5
Accrued service fees ........................................................................ 13 2 –
Accrued transfer agent fees ................................................................. 9 – 3
Accrued directors' expenses ................................................................. 1 1 2
Accrued professional fees ................................................................... 14 14 14
Accrued other expenses ..................................................................... – 1 3
Payables:
Fund shares redeemed ................................................................. 494 – 1
Investment securities purchased ...................................................... 752 466 182
Total Liabilities
1,293 485 210
Net Assets Applicable to Outstanding Shares ............................................
$ 624,450 $ 63,467 $ 128,368
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 466,360 $ 51,656 $ 108,816
Total distributable earnings (accumulated loss) .............................................
158,090 11,811 19,552
Total Net Assets
$ 624,450 $ 63,467 $ 128,368
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 425,000 325,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 16,735 N/A $ 42,481
Shares Issued and Outstanding ........................................................ 926 3,394
Net Asset Value per share .............................................................
$ 18 .07
(a)
$ 12 .52
(a)
Institutional : Net Assets ..................................................................... $ 544,433 $ 55,680 $ 22,981
Shares Issued and Outstanding ........................................................ 29,893 3,888 1,831
Net Asset Value per share .............................................................
$ 18 .21 $ 14 .32 $ 12 .55
R-1 : Net Assets .............................................................................. $ 2,376 $ 190 N/A
Shares Issued and Outstanding ........................................................ 134 13
Net Asset Value per share .............................................................
$ 17 .73 $ 14 .12
R-3 : Net Assets .............................................................................. $ 22,131 $ 2,975 N/A
Shares Issued and Outstanding ........................................................ 1,232 209
Net Asset Value per share .............................................................
$ 17 .96 $ 14 .22
R-4 : Net Assets .............................................................................. $ 8,000 $ 1,099 N/A
Shares Issued and Outstanding ........................................................ 444 77
Net Asset Value per share .............................................................
$ 18 .02 $ 14 .22
R-5 : Net Assets .............................................................................. $ 30,775 $ 3,523 N/A
Shares Issued and Outstanding ........................................................ 1,703 247
Net Asset Value per share .............................................................
$ 18 .07 $ 14 .26
R-6 : Net Assets .............................................................................. N/A N/A $ 62,906
Shares Issued and Outstanding ........................................................ 5,001
Net Asset Value per share .............................................................
$ 12 .58
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Investment in affiliated Funds--at cost ...................................................
$ 364,543 $ 367,478 $ 378,593
Assets
Investment in affiliated Funds--at value .................................................... $ 423,498 $ 424,730 $ 453,007
Receivables:
Dividends and interest ................................................................. 41 22 –
Expense reimbursement from Manager ............................................... 1 1 –
Expense reimbursement from Distributor ............................................. 2 2 2
Fund shares sold ....................................................................... 41 398 91
Investment securities sold ............................................................. 428 – 544
Prepaid expenses ............................................................................
3 13 11
Total Assets   424,014 425,166 453,655
Liabilities
Accrued distribution fees .................................................................... 15 18 15
Accrued transfer agent fees ................................................................. 5 5 6
Accrued directors' expenses ................................................................. 1 1 1
Accrued professional fees ................................................................... 14 14 14
Payables:
Fund shares redeemed ................................................................. 469 9 634
Investment securities purchased ...................................................... 42 411 –
Total Liabilities
546 458 670
Net Assets Applicable to Outstanding Shares ............................................
$ 423,468 $ 424,708 $ 452,985
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 346,755 $ 353,646 $ 362,815
Total distributable earnings (accumulated loss) .............................................
76,713 71,062 90,170
Total Net Assets
$ 423,468 $ 424,708 $ 452,985
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 127,593 $ 150,033 $ 121,554
Shares Issued and Outstanding ........................................................ 9,817 10,950 8,606
Net Asset Value per share .............................................................
$ 13 .00
(a)
$ 13 .70
(a)
$ 14 .12
(a)
Institutional : Net Assets ..................................................................... $ 60,145 $ 74,141 $ 84,055
Shares Issued and Outstanding ........................................................ 4,607 5,393 5,920
Net Asset Value per share .............................................................
$ 13 .06 $ 13 .75 $ 14 .20
R-6 : Net Assets .............................................................................. $ 235,730 $ 200,534 $ 247,376
Shares Issued and Outstanding ........................................................ 18,054 14,577 17,437
Net Asset Value per share .............................................................
$ 13 .06 $ 13 .76 $ 14 .19
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Investment in affiliated Funds--at cost ...................................................
$ 285,096 $ 257,192 $ 173,598
Assets
Investment in affiliated Funds--at value .................................................... $ 343,046 $ 322,263 $ 216,534
Receivables:
Expense reimbursement from Manager ............................................... 1 1 2
Expense reimbursement from Distributor ............................................. 1 1 1
Fund shares sold ....................................................................... 194 60 155
Investment securities sold ............................................................. – 486 –
Prepaid expenses ............................................................................
15 4 4
Total Assets   343,257 322,815 216,696
Liabilities
Accrued distribution fees .................................................................... 12 9 6
Accrued transfer agent fees ................................................................. 7 5 4
Accrued directors' expenses ................................................................. 1 2 1
Accrued professional fees ................................................................... 14 14 14
Payables:
Fund shares redeemed ................................................................. 124 546 12
Investment securities purchased ...................................................... 70 – 143
Total Liabilities
228 576 180
Net Assets Applicable to Outstanding Shares ............................................
$ 343,029 $ 322,239 $ 216,516
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 274,869 $ 247,470 $ 167,928
Total distributable earnings (accumulated loss) .............................................
68,160 74,769 48,588
Total Net Assets
$ 343,029 $ 322,239 $ 216,516
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 100,636 $ 77,519 $ 48,798
Shares Issued and Outstanding ........................................................ 6,816 5,156 3,153
Net Asset Value per share .............................................................
$ 14 .76
(a)
$ 15 .04
(a)
$ 15 .48
(a)
Institutional : Net Assets ..................................................................... $ 74,324 $ 61,730 $ 52,268
Shares Issued and Outstanding ........................................................ 5,009 4,084 3,362
Net Asset Value per share .............................................................
$ 14 .84 $ 15 .11 $ 15 .55
R-6 : Net Assets .............................................................................. $ 168,069 $ 182,990 $ 115,450
Shares Issued and Outstanding ........................................................ 11,315 12,090 7,417
Net Asset Value per share .............................................................
$ 14 .85 $ 15 .14 $ 15 .57
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Investment in affiliated Funds--at cost ...................................................
$ 135,487 $ 64,251 $ 23,264
Assets
Investment in affiliated Funds--at value .................................................... $ 172,855 $ 80,529 $ 29,117
Receivables:
Expense reimbursement from Manager ............................................... 3 5 7
Expense reimbursement from Distributor ............................................. 1 – –
Fund shares sold ....................................................................... 44 149 44
Investment securities sold ............................................................. 705 – 12
Prepaid expenses ............................................................................
1 – –
Total Assets   173,609 80,683 29,180
Liabilities
Accrued distribution fees .................................................................... 5 2 1
Accrued transfer agent fees ................................................................. 4 3 3
Accrued directors' expenses ................................................................. 1 1 1
Accrued professional fees ................................................................... 14 14 14
Accrued other expenses ..................................................................... – – 1
Payables:
Fund shares redeemed ................................................................. 749 1 56
Investment securities purchased ...................................................... – 148 –
Total Liabilities
773 169 76
Net Assets Applicable to Outstanding Shares ............................................
$ 172,836 $ 80,514 $ 29,104
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 131,146 $ 62,658 $ 22,833
Total distributable earnings (accumulated loss) .............................................
41,690 17,856 6,271
Total Net Assets
$ 172,836 $ 80,514 $ 29,104
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 40,560 $ 15,975 $ 5,645
Shares Issued and Outstanding ........................................................ 2,591 1,000 348
Net Asset Value per share .............................................................
$ 15 .65
(a)
$ 15 .98
(a)
$ 16 .21
(a)
Institutional : Net Assets ..................................................................... $ 40,084 $ 22,255 $ 7,656
Shares Issued and Outstanding ........................................................ 2,553 1,387 469
Net Asset Value per share .............................................................
$ 15 .70 $ 16 .05 $ 16 .34
R-6 : Net Assets .............................................................................. $ 92,192 $ 42,284 $ 15,803
Shares Issued and Outstanding ........................................................ 5,869 2,631 965
Net Asset Value per share .............................................................
$ 15 .71 $ 16 .07 $ 16 .38
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid Income Fund
Principal LifeTime
Strategic Income Fund
Investment in affiliated Funds--at cost ...................................................
$ 5,648 $ 74,425 $ 414,351
Assets
Investment in affiliated Funds--at value .................................................... $ 6,709 $ 79,026 $ 455,280
Receivables:
Dividends and interest ................................................................. – 17 459
Expense reimbursement from Manager ............................................... 6 3 2
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 42 5 585
Investment securities sold ............................................................. – 4 –
Prepaid expenses ............................................................................
– 2 2
Total Assets   6,757 79,057 456,329
Liabilities
Accrued administrative service fees ........................................................ – – 2
Accrued distribution fees .................................................................... 1 3 16
Accrued service fees ........................................................................ – – 8
Accrued transfer agent fees ................................................................. 1 2 5
Accrued directors' expenses ................................................................. 1 1 2
Accrued professional fees ................................................................... 14 14 14
Accrued other expenses ..................................................................... 2 – –
Payables:
Fund shares redeemed ................................................................. – 9 132
Investment securities purchased ...................................................... 42 17 912
Total Liabilities
61 46 1,091
Net Assets Applicable to Outstanding Shares ............................................
$ 6,696 $ 79,011 $ 455,238
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,742 $ 71,531 $ 390,147
Total distributable earnings (accumulated loss) .............................................
954 7,480 65,091
Total Net Assets
$ 6,696 $ 79,011 $ 455,238
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 525,000 600,000 725,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A N/A $ 18,077
Shares Issued and Outstanding ........................................................ 1,396
Net Asset Value per share ............................................................. $ 12 .95
(a)
Maximum Offering Price .............................................................
$ 13 .45
Class J : Net Assets .......................................................................... $ 3,832 $ 27,830 $ 69,603
Shares Issued and Outstanding ........................................................ 267 2,434 5,462
Net Asset Value per share .............................................................
$ 14 .37
(a)
$ 11 .43
(a)
$ 12 .74
(a)
Institutional : Net Assets ..................................................................... $ 582 $ 15,956 $ 331,535
Shares Issued and Outstanding ........................................................ 40 1,391 25,866
Net Asset Value per share .............................................................
$ 14 .50 $ 11 .47 $ 12 .82
R-1 : Net Assets .............................................................................. N/A N/A $ 2,352
Shares Issued and Outstanding ........................................................ 183
Net Asset Value per share .............................................................
$ 12 .86
R-3 : Net Assets .............................................................................. N/A N/A $ 12,275
Shares Issued and Outstanding ........................................................ 966
Net Asset Value per share .............................................................
$ 12 .71
R-4 : Net Assets .............................................................................. N/A N/A $ 5,210
Shares Issued and Outstanding ........................................................ 409
Net Asset Value per share .............................................................
$ 12 .74
R-5 : Net Assets .............................................................................. N/A N/A $ 16,186
Shares Issued and Outstanding ........................................................ 1,263
Net Asset Value per share .............................................................
$ 12 .82
R-6 : Net Assets .............................................................................. $ 2,282 $ 35,225 N/A
Shares Issued and Outstanding ........................................................ 157 3,067
Net Asset Value per share .............................................................
$ 14 .50 $ 11 .49
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Real Estate Securities
Fund
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
Investment in securities--at cost ..........................................................
$ 3,752,030 $ – $ –
Investment in affiliated Funds--at cost ...................................................
$ 73,515 $ 3,736,139 $ 1,547,620
Assets
Investment in securities--at value  .......................................................... $ 5,408,429 $ – $ –
Investment in affiliated Funds--at value .................................................... 73,515 4,989,843 1,879,896
Receivables:
Dividends and interest ................................................................. 304 1,929 1,249
Expense reimbursement from Distributor ............................................. 3 21 13
Fund shares sold ....................................................................... 12,351 8,229 1,694
Prepaid directors' expenses .................................................................. 5 1 –
Total Assets   5,494,607 5,000,023 1,882,852
Liabilities
Accrued management and investment advisory fees ........................................ 3,651 1,092 410
Accrued administrative service fees ........................................................ 4 3 1
Accrued distribution fees .................................................................... 123 932 340
Accrued service fees ........................................................................ 35 16 10
Accrued transfer agent fees ................................................................. 797 243 60
Accrued professional fees ................................................................... 21 18 15
Accrued other expenses ..................................................................... 106 29 24
Payables:
Fund shares redeemed ................................................................. 7,973 1,809 1,026
Investment securities purchased ...................................................... 1,127 40,993 22,399
Total Liabilities
13,837 45,135 24,285
Net Assets Applicable to Outstanding Shares ............................................
$ 5,480,770 $ 4,954,888 $ 1,858,567
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,590,261 $ 3,411,984 $ 1,453,835
Total distributable earnings (accumulated loss) .............................................
1,890,509 1,542,904 404,732
Total Net Assets
$ 5,480,770 $ 4,954,888 $ 1,858,567
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 925,000 1,775,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 306,238 $ 2,432,788 $ 623,063
Shares Issued and Outstanding ........................................................ 10,219 133,945 46,002
Net Asset Value per share ............................................................. $ 29 .97
(a)
$ 18 .16
(a)
$ 13 .55
(a)
Maximum Offering Price .............................................................
$ 31 .71 $ 19 .22 $ 14 .34
Class C : Net Assets .......................................................................... $ 38,248 $ 314,571 $ 127,984
Shares Issued and Outstanding ........................................................ 1,301 17,680 9,563
Net Asset Value per share .............................................................
$ 29 .39
(a)
$ 17 .79
(a)
$ 13 .38
(a)
Class J : Net Assets .......................................................................... $ 163,953 $ 1,258,326 $ 796,173
Shares Issued and Outstanding ........................................................ 5,652 72,114 59,672
Net Asset Value per share .............................................................
$ 29 .01
(a)
$ 17 .45
(a)
$ 13 .34
(a)
Institutional : Net Assets ..................................................................... $ 3,144,309 $ 869,325 $ 263,426
Shares Issued and Outstanding ........................................................ 104,833 48,774 19,667
Net Asset Value per share .............................................................
$ 29 .99 $ 17 .82 $ 13 .39
R-1 : Net Assets .............................................................................. $ 2,822 $ 2,454 $ 2,033
Shares Issued and Outstanding ........................................................ 95 138 152
Net Asset Value per share .............................................................
$ 29 .59 $ 17 .78 $ 13 .34
R-3 : Net Assets .............................................................................. $ 42,250 $ 27,985 $ 11,594
Shares Issued and Outstanding ........................................................ 1,449 1,577 867
Net Asset Value per share .............................................................
$ 29 .16 $ 17 .75 $ 13 .36
R-4 : Net Assets .............................................................................. $ 26,979 $ 11,671 $ 12,084
Shares Issued and Outstanding ........................................................ 937 656 903
Net Asset Value per share .............................................................
$ 28 .80 $ 17 .80 $ 13 .39
R-5 : Net Assets .............................................................................. $ 102,511 $ 37,768 $ 22,210
Shares Issued and Outstanding ........................................................ 3,551 2,123 1,660
Net Asset Value per share .............................................................
$ 28 .87 $ 17 .79 $ 13 .38
R-6 : Net Assets .............................................................................. $ 1,653,460 N/A N/A
Shares Issued and Outstanding ........................................................ 55,144
Net Asset Value per share .............................................................
$ 29 .98
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Investment in affiliated Funds--at cost ...................................................
$ 2,366,396 $ 2,660,775 $ 1,559,225
Assets
Investment in affiliated Funds--at value .................................................... $ 3,424,267 $ 2,929,100 $ 2,227,556
Receivables:
Dividends and interest ................................................................. 384 1,822 –
Expense reimbursement from Distributor ............................................. 12 20 6
Fund shares sold ....................................................................... 1,532 4,574 757
Investment securities sold ............................................................. – – 499
Prepaid directors' expenses .................................................................. 1 1 –
Total Assets   3,426,196 2,935,517 2,228,818
Liabilities
Accrued management and investment advisory fees ........................................ 752 647 490
Accrued administrative service fees ........................................................ 2 1 1
Accrued distribution fees .................................................................... 663 595 432
Accrued service fees ........................................................................ 11 4 8
Accrued transfer agent fees ................................................................. 170 81 142
Accrued professional fees ................................................................... 12 15 15
Accrued other expenses ..................................................................... 18 5 7
Payables:
Dividends payable ..................................................................... – 2,381 –
Fund shares redeemed ................................................................. 1,248 1,355 1,476
Investment securities purchased ...................................................... 8,406 6,815 –
Total Liabilities
11,282 11,899 2,571
Net Assets Applicable to Outstanding Shares ............................................
$ 3,414,914 $ 2,923,618 $ 2,226,247
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,190,930 $ 2,561,614 $ 1,468,787
Total distributable earnings (accumulated loss) .............................................
1,223,984 362,004 757,460
Total Net Assets
$ 3,414,914 $ 2,923,618 $ 2,226,247
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,675,000 1,700,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,916,771 $ 1,214,572 $ 1,344,241
Shares Issued and Outstanding ........................................................ 91,241 91,677 58,298
Net Asset Value per share ............................................................. $ 21 .01
(a)
$ 13 .25
(a)
$ 23 .06
(a)
Maximum Offering Price .............................................................
$ 22 .23 $ 13 .77 $ 24 .40
Class C : Net Assets .......................................................................... $ 206,514 $ 222,906 $ 124,632
Shares Issued and Outstanding ........................................................ 10,757 17,010 6,123
Net Asset Value per share .............................................................
$ 19 .20
(a)
$ 13 .10
(a)
$ 20 .35
(a)
Class J : Net Assets .......................................................................... $ 719,739 $ 1,240,494 $ 380,333
Shares Issued and Outstanding ........................................................ 35,808 94,530 17,253
Net Asset Value per share .............................................................
$ 20 .10
(a)
$ 13 .12
(a)
$ 22 .04
(a)
Institutional : Net Assets ..................................................................... $ 515,977 $ 224,276 $ 337,392
Shares Issued and Outstanding ........................................................ 25,241 16,988 15,081
Net Asset Value per share .............................................................
$ 20 .44 $ 13 .20 $ 22 .37
R-1 : Net Assets .............................................................................. $ 1,755 $ 2,490 $ 534
Shares Issued and Outstanding ........................................................ 87 190 24
Net Asset Value per share .............................................................
$ 20 .13 $ 13 .13 $ 22 .27
R-3 : Net Assets .............................................................................. $ 17,084 $ 4,902 $ 9,145
Shares Issued and Outstanding ........................................................ 851 372 415
Net Asset Value per share .............................................................
$ 20 .08 $ 13 .17 $ 22 .01
R-4 : Net Assets .............................................................................. $ 9,823 $ 5,336 $ 7,998
Shares Issued and Outstanding ........................................................ 482 404 360
Net Asset Value per share .............................................................
$ 20 .38 $ 13 .19 $ 22 .21
R-5 : Net Assets .............................................................................. $ 27,251 $ 8,642 $ 21,972
Shares Issued and Outstanding ........................................................ 1,342 656 994
Net Asset Value per share .............................................................
$ 20 .30 $ 13 .17 $ 22 .11
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Investment in securities--at cost ..........................................................
$ 5,519,614 $ 940,021 $ 2,003,427
Investment in affiliated Funds--at cost ...................................................
$ 52,701 $ 57,595 $ 109,729
Assets
Investment in securities--at value  .......................................................... $ 5,592,525
(a)
$ 1,285,499
(a)
$ 2,950,865
(a)
Investment in affiliated Funds--at value .................................................... 52,701 57,595 109,729
Cash ......................................................................................... 6 8,530 11,245
Deposits with counterparty .................................................................. 1,925 – 813
Receivables:
Dividends and interest ................................................................. 21,272 172 97
Expense reimbursement from Manager ............................................... – – 49
Expense reimbursement from Distributor ............................................. 3 4 2
Fund shares sold ....................................................................... 10,947 3,989 5,450
Investment securities sold ............................................................. 18,881 3,855 11,776
Unrealized gain on unfunded commitments .......................................... – 612 –
Other assets .................................................................................. – 1 –
Prepaid directors' expenses .................................................................. – 1 –
Prepaid expenses ............................................................................
– 13 18
Total Assets   5,698,260 1,360,271 3,090,044
Liabilities
Accrued management and investment advisory fees ........................................ 1,884 760 2,074
Accrued administrative service fees ........................................................ 1 3 3
Accrued distribution fees .................................................................... 127 127 20
Accrued service fees ........................................................................ 7 21 21
Accrued transfer agent fees ................................................................. 266 122 56
Accrued directors' expenses ................................................................. 1 – 2
Accrued professional fees ................................................................... 20 17 18
Accrued other expenses ..................................................................... 21 – –
Payables:
Dividends payable ..................................................................... 5,217 – –
Fund shares redeemed ................................................................. 10,462 745 7,168
Investment securities purchased ...................................................... 34,000 35,107 8,700
Unrealized loss on unfunded commitments ........................................... – 17 –
Variation margin on futures ........................................................... 94 – 192
Collateral obligation on securities loaned, at value ......................................... 20,269 19,964 38,621
Total Liabilities
72,369 56,883 56,875
Net Assets Applicable to Outstanding Shares ............................................
$ 5,625,891 $ 1,303,388 $ 3,033,169
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,544,493 $ 902,741 $ 1,749,845
Total distributable earnings (accumulated loss) .............................................
81,398 400,647 1,283,324
Total Net Assets
$ 5,625,891 $ 1,303,388 $ 3,033,169

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,220,000 700,000 870,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 490,014 $ 308,011 N/A
Shares Issued and Outstanding ........................................................ 39,488 10,613
Net Asset Value per share ............................................................. $ 12 .41
(b)
$ 29 .02
(b)
Maximum Offering Price .............................................................
$ 12 .70 $ 30 .71
Class C : Net Assets .......................................................................... $ 46,389 $ 30,777 N/A
Shares Issued and Outstanding ........................................................ 3,736 1,241
Net Asset Value per share .............................................................
$ 12 .42
(b)
$ 24 .79
(b)
Class J : Net Assets .......................................................................... $ 165,054 $ 253,844 $ 106,615
Shares Issued and Outstanding ........................................................ 13,309 9,232 8,315
Net Asset Value per share .............................................................
$ 12 .40
(b)
$ 27 .49
(b)
$ 12 .82
(b)
Institutional : Net Assets ..................................................................... $ 4,892,005 $ 452,909 $ 298,647
Shares Issued and Outstanding ........................................................ 394,456 14,283 15,135
Net Asset Value per share .............................................................
$ 12 .40 $ 31 .71 $ 19 .73
R-1 : Net Assets .............................................................................. $ 602 $ 2,660 $ 2,564
Shares Issued and Outstanding ........................................................ 49 100 177
Net Asset Value per share .............................................................
$ 12 .40 $ 26 .87 $ 14 .51
R-3 : Net Assets .............................................................................. $ 14,983 $ 14,399 $ 20,655
Shares Issued and Outstanding ........................................................ 1,207 499 1,345
Net Asset Value per share .............................................................
$ 12 .41 $ 28 .86 $ 15 .36
R-4 : Net Assets .............................................................................. $ 5,030 $ 47,345 $ 23,584
Shares Issued and Outstanding ........................................................ 406 1,558 1,400
Net Asset Value per share .............................................................
$ 12 .40 $ 30 .39 $ 16 .84
R-5 : Net Assets .............................................................................. $ 11,814 $ 41,328 $ 54,559
Shares Issued and Outstanding ........................................................ 952 1,321 3,034
Net Asset Value per share .............................................................
$ 12 .41 $ 31 .30 $ 17 .98
R-6 : Net Assets .............................................................................. N/A $ 152,115 $ 2,526,545
Shares Issued and Outstanding ........................................................ 4,798 128,048
Net Asset Value per share .............................................................
$ 31 .71 $ 19 .73
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II Tax-Exempt Bond Fund
Investment in securities--at cost ..........................................................
$ 875,544 $ 1,037,356 $ 685,871
Investment in affiliated Funds--at cost ...................................................
$ 49,209 $ 34,867 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,443,936
(a)
$ 1,350,864
(a)
$ 732,828
Investment in affiliated Funds--at value .................................................... 49,209 34,867 –
Cash ......................................................................................... – – 2
Deposits with counterparty .................................................................. 2,464 826 –
Receivables:
Dividends and interest ................................................................. 341 253 9,006
Expense reimbursement from Manager ............................................... 1 33 5
Expense reimbursement from Distributor ............................................. 3 – –
Fund shares sold ....................................................................... 2,120 1,864 2,274
Investment securities sold ............................................................. 5,302 400 1,047
Other assets .................................................................................. – – 9
Prepaid directors' expenses .................................................................. – 1 –
Total Assets   1,503,376 1,389,108 745,171
Liabilities
Accrued management and investment advisory fees ........................................ 183 1,041 257
Accrued administrative service fees ........................................................ 11 1 –
Accrued distribution fees .................................................................... 55 5 110
Accrued service fees ........................................................................ 64 6 –
Accrued transfer agent fees ................................................................. 60 38 76
Accrued directors' expenses ................................................................. – – 1
Accrued professional fees ................................................................... 17 18 23
Accrued other expenses ..................................................................... 12 4 12
Cash overdraft ............................................................................... 1 1 –
Payables:
Borrowing ............................................................................. – – 950
Dividends payable ..................................................................... – – 1,339
Fund shares redeemed ................................................................. 1,972 446 2,892
Interest expense and fees payable ..................................................... – – 46
Investment securities purchased ...................................................... 4,218 – 8,320
Variation margin on futures ........................................................... 572 206 –
Collateral obligation on securities loaned, at value ......................................... 19,686 5,562 –
Floating rate notes issued ...................................................................
– – 20,253
Total Liabilities
26,851 7,328 34,279
Net Assets Applicable to Outstanding Shares ............................................
$ 1,476,525 $ 1,381,780 $ 710,892
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 877,386 $ 1,035,875 $ 675,482
Total distributable earnings (accumulated loss) .............................................
599,139 345,905 35,410
Total Net Assets
$ 1,476,525 $ 1,381,780 $ 710,892

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II Tax-Exempt Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 425,000 700,000 450,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A N/A $ 388,034
Shares Issued and Outstanding ........................................................ 50,681
Net Asset Value per share ............................................................. $ 7 .66
(b)
Maximum Offering Price .............................................................
$ 7 .96
Class C : Net Assets .......................................................................... N/A N/A $ 36,677
Shares Issued and Outstanding ........................................................ 4,773
Net Asset Value per share .............................................................
$ 7 .68
(b)
Class J : Net Assets .......................................................................... $ 209,248 $ 23,183 N/A
Shares Issued and Outstanding ........................................................ 6,891 1,720
Net Asset Value per share .............................................................
$ 30 .37
(b)
$ 13 .48
(b)
Institutional : Net Assets ..................................................................... $ 339,054 $ 197,997 $ 286,181
Shares Issued and Outstanding ........................................................ 10,447 14,213 37,336
Net Asset Value per share .............................................................
$ 32 .46 $ 13 .93 $ 7 .66
R-1 : Net Assets .............................................................................. $ 9,697 $ 823 N/A
Shares Issued and Outstanding ........................................................ 305 67
Net Asset Value per share .............................................................
$ 31 .85 $ 12 .34
R-3 : Net Assets .............................................................................. $ 109,248 $ 6,996 N/A
Shares Issued and Outstanding ........................................................ 3,290 528
Net Asset Value per share .............................................................
$ 33 .21 $ 13 .25
R-4 : Net Assets .............................................................................. $ 52,088 $ 3,364 N/A
Shares Issued and Outstanding ........................................................ 1,548 249
Net Asset Value per share .............................................................
$ 33 .64 $ 13 .49
R-5 : Net Assets .............................................................................. $ 132,621 $ 18,966 N/A
Shares Issued and Outstanding ........................................................ 3,917 1,389
Net Asset Value per share .............................................................
$ 33 .86 $ 13 .65
R-6 : Net Assets .............................................................................. $ 624,569 $ 1,130,451 N/A
Shares Issued and Outstanding ........................................................ 19,254 81,196
Net Asset Value per share .............................................................
$ 32 .44 $ 13 .92
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
(a)
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 20 $ – $ 653
Interest ....................................................................................... 9,972 108,479 6,658
Securities lending - net ......................................................................
– 38 77
Total Income 9,992 108,517 7,388
Expenses:
Management and investment advisory fees ................................................. 1,518 21,067 1,864
Distribution f ees - Class A .................................................................. 565 419 125
Distribution f ees - Class C .................................................................. 200 256 N/A
Distribution f ees - Class J ................................................................... N/A 98 114
Distribution f ees - R-1 ...................................................................... N/A 22 7
Distribution f ees - R-2 ...................................................................... N/A 1 4
Distribution f ees - R-3 ...................................................................... N/A 23 25
Distribution f ees - R-4 ...................................................................... N/A 6 4
Administrative service fees - R-1 ........................................................... N/A 17 6
Administrative service fees - R-2 ........................................................... N/A 1 3
Administrative service fees - R-3 ........................................................... N/A 7 7
Administrative service fees - R-4 ........................................................... N/A 2 1
Administrative service fees - R-5 ........................................................... N/A 2 2
Registration fees - Class A .................................................................. 9 15 8
Registration fees - Class C .................................................................. 8 11 N/A
Registration fees - Class J ................................................................... N/A 14 14
Registration fees - Institutional ............................................................. 8 30 23
Registration fees - R-6 ...................................................................... N/A 49 N/A
Service fees - R-1 ........................................................................... N/A 16 5
Service fees - R-2 ........................................................................... N/A 1 4
Service fees - R-3 ........................................................................... N/A 24 25
Service fees - R-4 ........................................................................... N/A 14 10
Service fees - R-5 ........................................................................... N/A 45 60
Shareholder reports - Class A ............................................................... 2 6 3
Shareholder reports - Class C ............................................................... 1 2 N/A
Shareholder reports - Class J ................................................................ N/A 1 7
Shareholder reports - Institutional .......................................................... 2 27 17
Shareholder reports - R-6 ................................................................... N/A 2 N/A
Transfer agent fees - Class A ................................................................ 95 153 74
Transfer agent fees - Class C ................................................................ 13 33 N/A
Transfer agent fees - Class J ................................................................ N/A 48 124
Transfer agent fees - Institutional ........................................................... 53 363 188
Chief compliance officer expenses .......................................................... – 4 –
Custodian fees ............................................................................... – 3 9
Directors' expenses .......................................................................... 7 90 7
Interest expense and fees .................................................................... 79 – –
Professional fees ............................................................................ 22 26 26
Other expenses .............................................................................. 4 35 2
Total Gross Expenses 2,586 22,933 2,768
Less: Reimbursement from Manager ....................................................... – – 205
Less: Reimbursement from Manager - Class A ............................................. – – 35
Less: Reimbursement from Manager - Institutional ........................................ 17 – 117
Less: Reimbursement from Distributor - Class J ........................................... N/A 15 18
Total Net Expenses 2,569 22,918 2,393
Net Investment Income (Loss) 7,423 85,599 4,995
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 257 (11,692) 5,990
Futures contracts ............................................................................ – – 155
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 16,116 (183,464) (10,786)
Futures contracts ............................................................................ – – 145
Net Realized and Unrealized Gain (Loss) on investments and futures 16,373 (195,156) (4,496)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 23,796 $ (109,557) $ 499
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified
International Fund
(a)
Equity Income Fund
(a)
Finisterre Emerging
Markets Total Return
Bond Fund
(b)
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 153,708 $ 127,619 $ –
Withholding tax ............................................................................. (15,430) (4,415) (218)
Interest ....................................................................................... 2 33 7,251
Securities lending - net ......................................................................
701 282 –
Total Income 138,981 123,519 7,033
Expenses:
Management and investment advisory fees ................................................. 44,866 24,298 1,253
Distribution f ees - Class A .................................................................. 311 1,532 6
Distribution f ees - Class C .................................................................. 54 675 N/A
Distribution f ees - Class J ................................................................... 127 54 N/A
Distribution f ees - R-1 ...................................................................... 6 5 N/A
Distribution f ees - R-2 ...................................................................... 2 3 N/A
Distribution f ees - R-3 ...................................................................... 16 34 N/A
Distribution f ees - R-4 ...................................................................... 6 14 N/A
Administrative service fees - R-1 ........................................................... 5 4 N/A
Administrative service fees - R-2 ........................................................... 1 2 N/A
Administrative service fees - R-3 ........................................................... 4 9 N/A
Administrative service fees - R-4 ........................................................... 2 4 N/A
Administrative service fees - R-5 ........................................................... 2 8 N/A
Registration fees - Class A .................................................................. 8 16 11
Registration fees - Class C .................................................................. 7 8 N/A
Registration fees - Class J ................................................................... 7 7 N/A
Registration fees - Institutional ............................................................. 11 44 9
Registration fees - R-6 ...................................................................... 6 N/A N/A
Service fees - R-1 ........................................................................... 4 4 N/A
Service fees - R-2 ........................................................................... 2 2 N/A
Service fees - R-3 ........................................................................... 17 34 N/A
Service fees - R-4 ........................................................................... 14 35 N/A
Service fees - R-5 ........................................................................... 49 191 N/A
Shareholder reports - Class A ............................................................... 12 29 1
Shareholder reports - Class C ............................................................... 1 3 N/A
Shareholder reports - Class J ................................................................ 14 5 N/A
Shareholder reports - Institutional .......................................................... 22 54 24
Transfer agent fees - Class A ................................................................ 192 567 6
Transfer agent fees - Class C ................................................................ 13 59 N/A
Transfer agent fees - Class J ................................................................ 138 42 N/A
Transfer agent fees - Institutional ........................................................... 232 985 125
Chief compliance officer expenses .......................................................... 5 3 –
Custodian fees ............................................................................... 955 66 19
Directors' expenses .......................................................................... 115 83 4
Professional fees ............................................................................ 54 26 18
Other expenses .............................................................................. 51 31 2
Total Gross Expenses 47,331 28,936 1,478
Less: Reimbursement from Manager - Class A ............................................. – – 14
Less: Reimbursement from Manager - Class C ............................................. 7 – N/A
Less: Reimbursement from Manager - Institutional ........................................ – 443 32
Less: Reimbursement from Distributor - Class J ........................................... 20 8 N/A
Total Net Expenses 47,304 28,485 1,432
Net Investment Income (Loss) 91,677 95,034 5,601

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified
International Fund
(a)
Equity Income Fund
(a)
Finisterre Emerging
Markets Total Return
Bond Fund
(b)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 3,659,154 290,015 5,634
Foreign currency contracts .................................................................. – – (5,088)
Foreign currency transactions ............................................................... (5,336) – 688
Futures contracts ............................................................................ – – 1,471
Swap agreements ............................................................................ – – (435)
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 2,237 , $ 0 and $ 0 , respectively) ...................... (686,374) 2,041,710 3,750
Foreign currency contracts .................................................................. – – 1,051
Futures contracts ............................................................................ – – 239
Swap agreements ............................................................................ – – 2,073
Translation of assets and liabilities in foreign currencies ................................... (274) – 17
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 2,967,170 2,331,725 9,400
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,058,847 $ 2,426,759 $ 15,001
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond Fund.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
(a)
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 24,204 $ 47,558 $ –
Withholding tax ............................................................................. (1,181) (2,883) –
Interest ....................................................................................... 113,786 2 8,689
Securities lending - net ......................................................................
232 28 1
Total Income 137,041 44,705 8,690
Expenses:
Management and investment advisory fees ................................................. 17,778 13,851 3,490
Distribution f ees - Class A .................................................................. 1,619 117 187
Distribution f ees - Class C .................................................................. 3,917 111 138
Distribution f ees - Class J ................................................................... N/A N/A 84
Distribution f ees - R-1 ...................................................................... N/A N/A 9
Distribution f ees - R-2 ...................................................................... N/A N/A 2
Distribution f ees - R-3 ...................................................................... N/A 1 11
Distribution f ees - R-4 ...................................................................... N/A – 3
Administrative service fees - R-1 ........................................................... N/A N/A 7
Administrative service fees - R-2 ........................................................... N/A N/A 1
Administrative service fees - R-3 ........................................................... N/A – 3
Administrative service fees - R-4 ........................................................... N/A – 1
Administrative service fees - R-5 ........................................................... N/A – 1
Registration fees - Class A .................................................................. 14 8 11
Registration fees - Class C .................................................................. 12 7 9
Registration fees - Class J ................................................................... N/A N/A 12
Registration fees - Institutional ............................................................. 38 2 1
Registration fees - R-6 ...................................................................... 10 18 N/A
Service fees - R-1 ........................................................................... N/A N/A 6
Service fees - R-2 ........................................................................... N/A N/A 1
Service fees - R-3 ........................................................................... N/A 1 11
Service fees - R-4 ........................................................................... N/A 1 7
Service fees - R-5 ........................................................................... N/A – 26
Shareholder reports - Class A ............................................................... 8 6 11
Shareholder reports - Class C ............................................................... 2 1 1
Shareholder reports - Class J ................................................................ N/A N/A 9
Shareholder reports - Institutional .......................................................... 77 44 24
Shareholder reports - R-6 ................................................................... 1 8 N/A
Transfer agent fees - Class A ................................................................ 527 72 135
Transfer agent fees - Class C ................................................................ 371 21 21
Transfer agent fees - Class J ................................................................ N/A N/A 83
Transfer agent fees - Institutional ........................................................... 1,005 986 141
Chief compliance officer expenses .......................................................... 2 1 1
Custodian fees ............................................................................... 255 68 4
Directors' expenses .......................................................................... 46 28 15
Professional fees ............................................................................ 63 35 19
Other expenses .............................................................................. 54 12 7
Total Gross Expenses 25,799 15,399 4,492
Less: Reimbursement from Manager ....................................................... 1,933 – –
Less: Reimbursement from Manager - Class C ............................................. – – 12
Less: Reimbursement from Manager - Institutional ........................................ 1,004 326 –
Less: Reimbursement from Manager - R-1 ................................................. N/A N/A 2
Less: Reimbursement from Manager - R-3 ................................................. N/A – 3
Less: Reimbursement from Manager - R-4 ................................................. N/A – 2
Less: Reimbursement from Manager - R-5 ................................................. N/A – 8
Less: Reimbursement from Manager - R-6 ................................................. 10 – N/A
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 13
Total Net Expenses 22,852 15,073 4,452
Net Investment Income (Loss) 114,189 29,632 4,238

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
(a)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 130,916 17,916 11,551
Foreign currency contracts .................................................................. (2,534) – –
Foreign currency transactions ............................................................... (217) (11) –
Futures contracts ............................................................................ 10 – 5,507
Swap agreements ............................................................................ 211 – –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 320,901 709,186 (25,480)
Foreign currency contracts .................................................................. (656) – –
Futures contracts ............................................................................ (78) – (1,446)
Swap agreements ............................................................................ 238 – –
Translation of assets and liabilities in foreign currencies ................................... 7 (72) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 448,798 727,019 (9,868)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 562,987 $ 756,651 $ (5,630)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Government Money
Market Fund High Income Fund
(a)
High Yield Fund
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 41 $ – $ 48
Interest ....................................................................................... 1,048 92,147 82,704
Interest from payment in kind – 4,967 –
Securities lending - net ......................................................................
– 109 19
Total Income 1,089 97,223 82,771
Expenses:
Management and investment advisory fees ................................................. 2,847 10,000 7,726
Distribution f ees - Class A .................................................................. N/A 4 641
Distribution f ees - Class C .................................................................. N/A N/A 549
Registration fees - Class A .................................................................. N/A 6 11
Registration fees - Class C .................................................................. N/A N/A 8
Registration fees - Institutional ............................................................. 2 11 20
Registration fees - R-6 ...................................................................... N/A N/A 9
Shareholder reports - Class A ............................................................... N/A – 5
Shareholder reports - Institutional .......................................................... – – 46
Shareholder reports - R-6 ................................................................... N/A N/A 6
Transfer agent fees - Class A ................................................................ N/A 4 314
Transfer agent fees - Class C ................................................................ N/A N/A 63
Transfer agent fees - Institutional ........................................................... 3 15 755
Chief compliance officer expenses .......................................................... 2 1 1
Custodian fees ............................................................................... 17 32 8
Directors' expenses .......................................................................... 32 29 29
Professional fees ............................................................................ 16 26 25
Other expenses .............................................................................. 2 26 24
Total Gross Expenses 2,921 10,154 10,240
Less: Reimbursement from Manager ....................................................... 193 246 –
Less: Reimbursement from Manager - Class A ............................................. N/A 8 –
Less: Reimbursement from Manager - Institutional ........................................ 1,639 – 147
Total Net Expenses 1,089 9,900 10,093
Net Investment Income (Loss) – 87,323 72,678
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... – 7,052 38,770
Foreign currency contracts .................................................................. – (152) –
Foreign currency transactions ............................................................... – 38 –
Swap agreements ............................................................................ – 2,605 (846)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. – 126,584 105,061
Foreign currency contracts .................................................................. – (59) –
Swap agreements ............................................................................ – 734 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and swap agreements – 136,802 142,985
Net Increase (Decrease) in Net Assets Resulting from Operations
$ – $ 224,125 $ 215,663
(a)
Class A shares discontinued operations on February 23, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Inflation Protection
Fund
(a),(b)
International
Emerging Markets
Fund
(b)
International Fund
I
(a),(b)
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ – $ 2,976 $ 4,909
Withholding tax ............................................................................. – (351) (494)
Interest ....................................................................................... 10,723 – –
Securities lending - net ......................................................................
– – 20
Total Income 10,723 2,625 4,435
Expenses:
Management and investment advisory fees ................................................. 3,237 1,599 1,249
Distribution f ees - Class A .................................................................. 12 116 8
Distribution f ees - Class C .................................................................. N/A 41 N/A
Distribution f ees - Class J ................................................................... 8 79 N/A
Distribution f ees - R-1 ...................................................................... 3 3 2
Distribution f ees - R-2 ...................................................................... – 2 1
Distribution f ees - R-3 ...................................................................... 11 9 4
Distribution f ees - R-4 ...................................................................... 1 2 2
Administrative service fees - R-1 ........................................................... 2 2 2
Administrative service fees - R-2 ........................................................... – 1 1
Administrative service fees - R-3 ........................................................... 3 2 1
Administrative service fees - R-4 ........................................................... 1 1 –
Administrative service fees - R-5 ........................................................... – 1 –
Registration fees - Class A .................................................................. 3 7 4
Registration fees - Class C .................................................................. N/A 7 N/A
Registration fees - Class J ................................................................... 8 7 N/A
Registration fees - Institutional ............................................................. 8 8 9
Registration fees - R-6 ...................................................................... N/A 8 10
Service fees - R-1 ........................................................................... 2 2 2
Service fees - R-2 ........................................................................... – 1 1
Service fees - R-3 ........................................................................... 11 9 3
Service fees - R-4 ........................................................................... 2 5 4
Service fees - R-5 ........................................................................... 5 13 2
Shareholder reports - Class A ............................................................... – 5 1
Shareholder reports - Class C ............................................................... N/A 1 N/A
Shareholder reports - Class J ................................................................ 1 9 N/A
Shareholder reports - Institutional .......................................................... 11 21 13
Transfer agent fees - Class A ................................................................ 2 82 8
Transfer agent fees - Class C ................................................................ N/A 11 N/A
Transfer agent fees - Class J ................................................................ 11 94 N/A
Transfer agent fees - Institutional ........................................................... 44 36 50
Chief compliance officer expenses .......................................................... 1 – –
Custodian fees ............................................................................... 16 63 28
Directors' expenses .......................................................................... 17 4 4
Professional fees ............................................................................ 23 31 39
Other expenses .............................................................................. 6 31 3
Total Gross Expenses 3,449 2,313 1,451
Less: Reimbursement from Manager - Class A ............................................. – 7 5
Less: Reimbursement from Manager - Class C ............................................. N/A 3 N/A
Less: Reimbursement from Manager - Class J .............................................. – 42 N/A
Less: Reimbursement from Manager - Institutional ........................................ – 34 11
Less: Reimbursement from Manager - R-6 ................................................. N/A 9 13
Less: Reimbursement from Distributor - Class J ........................................... 1 12 N/A
Total Net Expenses 3,448 2,206 1,422
Net Investment Income (Loss) 7,275 419 3,013

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Inflation Protection
Fund
(a),(b)
International
Emerging Markets
Fund
(b)
International Fund
I
(a),(b)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 55,925 14,309 25,128
Foreign currency contracts .................................................................. (902) – –
Foreign currency transactions ............................................................... 83 (193) (28)
Futures contracts ............................................................................ 2,752 – –
Options and swaptions ...................................................................... 424 – –
Swap agreements ............................................................................ 6,929 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 693 and $ 0 , respectively) ........................ (36,773) 46,768 57,561
Foreign currency contracts .................................................................. (601) – –
Futures contracts ............................................................................ 861 – –
Options and swaptions ...................................................................... (2,327) – –
Swap agreements ............................................................................ 301 – –
Translation of assets and liabilities in foreign currencies ................................... (23) 13 (25)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements 26,649 60,897 82,636
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 33,924 $ 61,316 $ 85,649
(a)
Class A shares discontinued operations on February 23, 2021.
(b)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
LargeCap Growth
Fund I
(a)
LargeCap S&P 500
Index Fund
(a)
LargeCap Value Fund
III
(a)
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 31,135 $ 48,577 $ 22,587
Withholding tax ............................................................................. (180) – –
Interest ....................................................................................... 6 2 1
Securities lending - net ......................................................................
33 37 139
Total Income 30,994 48,616 22,727
Expenses:
Management and investment advisory fees ................................................. 36,934 4,353 9,126
Distribution f ees - Class A .................................................................. 679 402 N/A
Distribution f ees - Class C .................................................................. N/A 338 N/A
Distribution f ees - Class J ................................................................... 279 595 55
Distribution f ees - R-1 ...................................................................... 23 27 6
Distribution f ees - R-2 ...................................................................... 10 17 2
Distribution f ees - R-3 ...................................................................... 122 225 6
Distribution f ees - R-4 ...................................................................... 42 74 1
Administrative service fees - R-1 ........................................................... 18 22 5
Administrative service fees - R-2 ........................................................... 7 11 1
Administrative service fees - R-3 ........................................................... 34 63 2
Administrative service fees - R-4 ........................................................... 13 22 –
Administrative service fees - R-5 ........................................................... 16 14 –
Registration fees - Class A .................................................................. 11 15 N/A
Registration fees - Class C .................................................................. N/A 8 N/A
Registration fees - Class J ................................................................... 12 14 8
Registration fees - Institutional ............................................................. 14 12 13
Registration fees - R-6 ...................................................................... 69 N/A N/A
Service fees - R-1 ........................................................................... 16 19 4
Service fees - R-2 ........................................................................... 8 14 1
Service fees - R-3 ........................................................................... 122 225 7
Service fees - R-4 ........................................................................... 106 185 3
Service fees - R-5 ........................................................................... 404 341 10
Shareholder meeting expense ............................................................... 94 – –
Shareholder reports - Class A ............................................................... 35 13 N/A
Shareholder reports - Class C ............................................................... N/A 2 N/A
Shareholder reports - Class J ................................................................ 22 19 7
Shareholder reports - Institutional .......................................................... 20 6 17
Transfer agent fees - Class A ................................................................ 288 232 N/A
Transfer agent fees - Class C ................................................................ N/A 31 N/A
Transfer agent fees - Class J ................................................................ 113 240 50
Transfer agent fees - Institutional ........................................................... 1,232 174 64
Chief compliance officer expenses .......................................................... 5 2 1
Custodian fees ............................................................................... 45 8 11
Directors' expenses .......................................................................... 115 57 20
Professional fees ............................................................................ 16 14 14
Other expenses .............................................................................. 40 81 8
Total Gross Expenses 40,964 7,875 9,442
Less: Reimbursement from Manager ....................................................... 990 – 775
Less: Reimbursement from Distributor - Class J ........................................... 43 92 8
Total Net Expenses 39,931 7,783 8,659
Net Investment Income (Loss) (8,937) 40,833 14,068
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 885,096 811,052 101,718
Futures contracts ............................................................................ 11,831 18,242 2,649
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 1,715,511 606,697 571,132
Futures contracts ............................................................................ 721 12,069 1,473
Net Realized and Unrealized Gain (Loss) on investments and futures 2,613,159 1,448,060 676,972
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,604,222 $ 1,488,893 $ 691,040
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands MidCap Fund
(a)
MidCap Growth
Fund
(a)
MidCap Growth Fund
III
(a)
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 71,745 $ 618 $ 2,338
Withholding tax ............................................................................. (2,038) (7) (12)
Interest ....................................................................................... – – 1
Securities lending - net ......................................................................
24 1 8
Total Income 69,731 612 2,335
Expenses:
Management and investment advisory fees ................................................. 61,399 849 5,120
Distribution f ees - Class A .................................................................. 2,259 N/A N/A
Distribution f ees - Class C .................................................................. 845 N/A N/A
Distribution f ees - Class J ................................................................... 264 91 40
Distribution f ees - R-1 ...................................................................... 176 3 3
Distribution f ees - R-2 ...................................................................... 18 2 2
Distribution f ees - R-3 ...................................................................... 95 21 4
Distribution f ees - R-4 ...................................................................... 38 3 1
Administrative service fees - R-1 ........................................................... 141 3 2
Administrative service fees - R-2 ........................................................... 12 1 1
Administrative service fees - R-3 ........................................................... 26 6 1
Administrative service fees - R-4 ........................................................... 11 1 1
Administrative service fees - R-5 ........................................................... 19 1 1
Registration fees - Class A .................................................................. 20 N/A N/A
Registration fees - Class C .................................................................. 14 N/A N/A
Registration fees - Class J ................................................................... 8 9 8
Registration fees - Institutional ............................................................. 124 8 12
Registration fees - R-6 ...................................................................... 85 N/A N/A
Service fees - R-1 ........................................................................... 126 3 2
Service fees - R-2 ........................................................................... 15 1 2
Service fees - R-3 ........................................................................... 94 21 4
Service fees - R-4 ........................................................................... 95 8 3
Service fees - R-5 ........................................................................... 465 35 9
Shareholder reports - Class A ............................................................... 9 N/A N/A
Shareholder reports - Class J ................................................................ 5 4 3
Shareholder reports - Institutional .......................................................... 323 1 1
Shareholder reports - R-6 ................................................................... 229 N/A N/A
Transfer agent fees - Class A ................................................................ 869 N/A N/A
Transfer agent fees - Class C ................................................................ 68 N/A N/A
Transfer agent fees - Class J ................................................................ 121 39 28
Transfer agent fees - Institutional ........................................................... 5,963 30 1
Chief compliance officer expenses .......................................................... 8 – –
Custodian fees ............................................................................... 5 2 8
Directors' expenses .......................................................................... 200 3 13
Professional fees ............................................................................ 20 11 11
Other expenses .............................................................................. 114 1 5
Total Gross Expenses 74,283 1,157 5,286
Less: Reimbursement from Manager ....................................................... – – 117
Less: Reimbursement from Manager - Institutional ........................................ – 1 –
Less: Reimbursement from Distributor - Class J ........................................... 41 14 6
Total Net Expenses 74,242 1,142 5,163
Net Investment Income (Loss) (4,511) (530) (2,828)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 698,677 40,398 176,767
Futures contracts ............................................................................ – – 1,417
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 4,748,881 28,985 106,963
Investment in affiliated securities ........................................................... (1,392) – –
Futures contracts ............................................................................ – – 109
Net Realized and Unrealized Gain (Loss) on investments and futures 5,446,166 69,383 285,256
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 5,441,655 $ 68,853 $ 282,428
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
MidCap S&P 400
Index Fund
(a)
MidCap Value Fund
I
(a)
Money Market Fund
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 8,802 $ 24,297 $ 4
Withholding tax ............................................................................. – (1) –
Interest ....................................................................................... – – 543
Securities lending - net ......................................................................
12 99 –
Total Income 8,814 24,395 547
Expenses:
Management and investment advisory fees ................................................. 933 7,968 1,526
Distribution f ees - Class A .................................................................. N/A 37 –
Distribution f ees - Class J ................................................................... 97 119 332
Distribution f ees - R-1 ...................................................................... 11 4 N/A
Distribution f ees - R-2 ...................................................................... 8 2 N/A
Distribution f ees - R-3 ...................................................................... 99 17 N/A
Distribution f ees - R-4 ...................................................................... 26 5 N/A
Administrative service fees - R-1 ........................................................... 8 3 N/A
Administrative service fees - R-2 ........................................................... 5 1 N/A
Administrative service fees - R-3 ........................................................... 28 5 N/A
Administrative service fees - R-4 ........................................................... 8 2 N/A
Administrative service fees - R-5 ........................................................... 6 1 N/A
Registration fees - Class A .................................................................. N/A 7 27
Registration fees - Class J ................................................................... 9 8 34
Registration fees - Institutional ............................................................. 8 10 N/A
Registration fees - R-6 ...................................................................... 5 12 N/A
Service fees - R-1 ........................................................................... 8 3 N/A
Service fees - R-2 ........................................................................... 6 2 N/A
Service fees - R-3 ........................................................................... 100 17 N/A
Service fees - R-4 ........................................................................... 65 14 N/A
Service fees - R-5 ........................................................................... 148 31 N/A
Shareholder reports - Class A ............................................................... N/A 3 7
Shareholder reports - Class J ................................................................ 4 8 26
Shareholder reports - Institutional .......................................................... 1 22 N/A
Shareholder reports - R-6 ................................................................... 2 1 N/A
Transfer agent fees - Class A ................................................................ N/A 30 159
Transfer agent fees - Class J ................................................................ 55 98 180
Transfer agent fees - Institutional ........................................................... 38 134 N/A
Chief compliance officer expenses .......................................................... – 1 –
Custodian fees ............................................................................... 8 18 7
Directors' expenses .......................................................................... 11 22 9
Professional fees ............................................................................ 11 13 15
Other expenses .............................................................................. 10 11 3
Total Gross Expenses 1,718 8,629 2,325
Less: Reimbursement from Manager ....................................................... – 247 –
Less: Reimbursement from Manager - Class A ............................................. N/A – 624
Less: Reimbursement from Manager - Class J .............................................. – – 822
Less: Reimbursement from Manager - Institutional ........................................ – 58 N/A
Less: Reimbursement from Distributor - Class J ........................................... 15 18 332
Total Net Expenses 1,703 8,306 547
Net Investment Income (Loss) 7,111 16,089 –
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 59,514 127,237 –
Futures contracts ............................................................................ 8,172 4,715 –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 359,824 751,824 –
Futures contracts ............................................................................ (27) (80) –
Net Realized and Unrealized Gain (Loss) on investments and futures 427,483 883,696 –
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 434,594 $ 899,785 $ –
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands Overseas Fund
(a)
Principal Capital
Appreciation Fund
(a)
Principal LifeTime
2010 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ – $ – $ 9,216
Dividends .................................................................................... 39,912 16,093 –
Withholding tax ............................................................................. (4,249) (145) –
Interest ....................................................................................... – 2 –
Securities lending - net ......................................................................
89 – –
Total Income 35,752 15,950 9,216
Expenses:
Management and investment advisory fees ................................................. 13,033 4,680 N/A
Distribution f ees - Class A .................................................................. N/A 1,378 35
Distribution f ees - Class C .................................................................. N/A 189 N/A
Distribution f ees - Class J ................................................................... N/A N/A 159
Distribution f ees - R-1 ...................................................................... – 3 7
Distribution f ees - R-2 ...................................................................... – 1 3
Distribution f ees - R-3 ...................................................................... 1 19 31
Distribution f ees - R-4 ...................................................................... – 6 5
Administrative service fees - R-1 ........................................................... – 2 6
Administrative service fees - R-2 ........................................................... – 1 2
Administrative service fees - R-3 ........................................................... – 5 9
Administrative service fees - R-4 ........................................................... – 2 1
Administrative service fees - R-5 ........................................................... – 2 1
Registration fees - Class A .................................................................. N/A 5 7
Registration fees - Class C .................................................................. N/A 7 N/A
Registration fees - Class J ................................................................... N/A N/A 8
Registration fees - Institutional ............................................................. 19 18 13
Service fees - R-1 ........................................................................... – 2 5
Service fees - R-2 ........................................................................... – 1 3
Service fees - R-3 ........................................................................... 1 19 31
Service fees - R-4 ........................................................................... 1 15 12
Service fees - R-5 ........................................................................... – 43 30
Shareholder reports - Class A ............................................................... N/A 18 1
Shareholder reports - Class C ............................................................... N/A 1 N/A
Shareholder reports - Class J ................................................................ N/A N/A 5
Shareholder reports - Institutional .......................................................... 20 7 –
Transfer agent fees - Class A ................................................................ N/A 413 12
Transfer agent fees - Class C ................................................................ N/A 23 N/A
Transfer agent fees - Class J ................................................................ N/A N/A 42
Transfer agent fees - Institutional ........................................................... 257 112 8
Chief compliance officer expenses .......................................................... 1 1 –
Custodian fees ............................................................................... 248 4 –
Directors' expenses .......................................................................... 27 18 8
Professional fees ............................................................................ 45 11 9
Other expenses .............................................................................. 10 7 3
Total Gross Expenses 13,663 7,013 456
Less: Reimbursement from Manager ....................................................... 489 – –
Less: Reimbursement from Manager - Class A ............................................. N/A – 3
Less: Reimbursement from Manager - Institutional ........................................ – 106 –
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 25
Total Net Expenses 13,174 6,907 428
Net Investment Income (Loss) 22,578 9,043 8,788
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 237,117 131,369 –
Investment transactions in affiliated Funds ................................................. – – 28,818
Foreign currency transactions ............................................................... (645) (12) –
Futures contracts ............................................................................ 1,996 – –
Capital gain distributions received from affiliated Funds ................................... – – 4,489
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 669,689 306,935 –
Investments in affiliated Funds .............................................................. – – 22,626
Futures contracts ............................................................................ 375 – –
Translation of assets and liabilities in foreign currencies ................................... (129) (1) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 908,403 438,291 55,933
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 930,981 $ 447,334 $ 64,721
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2015 Fund
(a)
Principal LifeTime
2020 Fund
(a)
Principal LifeTime
2025 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 4,751 $ 48,361 $ 21,598
Total Income 4,751 48,361 21,598
Expenses:
Distribution f ees - Class A .................................................................. N/A 135 N/A
Distribution f ees - Class J ................................................................... N/A 663 N/A
Distribution f ees - R-1 ...................................................................... 5 31 15
Distribution f ees - R-2 ...................................................................... 2 17 12
Distribution f ees - R-3 ...................................................................... 41 148 167
Distribution f ees - R-4 ...................................................................... 7 25 28
Administrative service fees - R-1 ........................................................... 5 25 12
Administrative service fees - R-2 ........................................................... 1 12 8
Administrative service fees - R-3 ........................................................... 11 41 47
Administrative service fees - R-4 ........................................................... 2 8 8
Administrative service fees - R-5 ........................................................... 2 8 6
Registration fees - Class A .................................................................. N/A 8 N/A
Registration fees - Class J ................................................................... N/A 10 N/A
Registration fees - Institutional ............................................................. 13 34 29
Service fees - R-1 ........................................................................... 4 22 11
Service fees - R-2 ........................................................................... 2 15 10
Service fees - R-3 ........................................................................... 41 148 167
Service fees - R-4 ........................................................................... 18 62 70
Service fees - R-5 ........................................................................... 36 208 153
Shareholder reports - Class A ............................................................... N/A 2 N/A
Shareholder reports - Class J ................................................................ N/A 12 N/A
Shareholder reports - Institutional .......................................................... – – 1
Transfer agent fees - Class A ................................................................ N/A 44 N/A
Transfer agent fees - Class J ................................................................ N/A 146 N/A
Transfer agent fees - Institutional ........................................................... 2 25 7
Chief compliance officer expenses .......................................................... – 1 1
Directors' expenses .......................................................................... 5 36 17
Professional fees ............................................................................ 9 11 9
Other expenses .............................................................................. 2 14 6
Total Gross Expenses 208 1,911 784
Less: Reimbursement from Distributor - Class J ........................................... N/A 103 N/A
Total Net Expenses 208 1,808 784
Net Investment Income (Loss) 4,543 46,553 20,814
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 17,628 181,338 74,860
Capital gain distributions received from affiliated Funds ................................... 2,580 31,701 15,805
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 16,724 250,363 155,849
Net Realized and Unrealized Gain (Loss) on investments 36,932 463,402 246,514
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 41,475 $ 509,955 $ 267,328
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2030 Fund
(a)
Principal LifeTime
2035 Fund
(a)
Principal LifeTime
2040 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 76,994 $ 19,958 $ 58,855
Total Income 76,994 19,958 58,855
Expenses:
Distribution f ees - Class A .................................................................. 183 N/A 140
Distribution f ees - Class J ................................................................... 974 N/A 644
Distribution f ees - R-1 ...................................................................... 41 14 30
Distribution f ees - R-2 ...................................................................... 25 12 21
Distribution f ees - R-3 ...................................................................... 203 124 146
Distribution f ees - R-4 ...................................................................... 36 22 28
Administrative service fees - R-1 ........................................................... 32 11 25
Administrative service fees - R-2 ........................................................... 17 8 14
Administrative service fees - R-3 ........................................................... 57 35 41
Administrative service fees - R-4 ........................................................... 11 7 8
Administrative service fees - R-5 ........................................................... 12 5 9
Registration fees - Class A .................................................................. 8 N/A 8
Registration fees - Class J ................................................................... 11 N/A 11
Registration fees - Institutional ............................................................. 47 27 39
Service fees - R-1 ........................................................................... 29 10 22
Service fees - R-2 ........................................................................... 21 10 18
Service fees - R-3 ........................................................................... 203 124 146
Service fees - R-4 ........................................................................... 91 55 69
Service fees - R-5 ........................................................................... 296 135 227
Shareholder reports - Class A ............................................................... 3 N/A 3
Shareholder reports - Class J ................................................................ 21 N/A 17
Shareholder reports - Institutional .......................................................... 1 – 1
Transfer agent fees - Class A ................................................................ 69 N/A 58
Transfer agent fees - Class J ................................................................ 246 N/A 200
Transfer agent fees - Institutional ........................................................... 37 8 32
Chief compliance officer expenses .......................................................... 2 1 2
Directors' expenses .......................................................................... 55 14 39
Professional fees ............................................................................ 12 10 11
Other expenses .............................................................................. 20 5 15
Total Gross Expenses 2,763 637 2,024
Less: Reimbursement from Distributor - Class J ........................................... 151 N/A 100
Total Net Expenses 2,612 637 1,924
Net Investment Income (Loss) 74,382 19,321 56,931
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 299,437 56,745 221,748
Capital gain distributions received from affiliated Funds ................................... 61,789 18,442 58,696
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 648,742 197,992 593,141
Net Realized and Unrealized Gain (Loss) on investments 1,009,968 273,179 873,585
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,084,350 $ 292,500 $ 930,516
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2045 Fund
(a)
Principal LifeTime
2050 Fund
(a)
Principal LifeTime
2055 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 15,078 $ 36,242 $ 8,246
Total Income 15,078 36,242 8,246
Expenses:
Distribution f ees - Class A .................................................................. N/A 114 N/A
Distribution f ees - Class J ................................................................... N/A 207 N/A
Distribution f ees - R-1 ...................................................................... 8 22 5
Distribution f ees - R-2 ...................................................................... 11 17 6
Distribution f ees - R-3 ...................................................................... 98 105 51
Distribution f ees - R-4 ...................................................................... 16 22 8
Administrative service fees - R-1 ........................................................... 7 18 4
Administrative service fees - R-2 ........................................................... 7 12 4
Administrative service fees - R-3 ........................................................... 27 29 14
Administrative service fees - R-4 ........................................................... 5 6 3
Administrative service fees - R-5 ........................................................... 4 6 2
Registration fees - Class A .................................................................. N/A 8 N/A
Registration fees - Class J ................................................................... N/A 9 N/A
Registration fees - Institutional ............................................................. 21 34 17
Service fees - R-1 ........................................................................... 6 16 3
Service fees - R-2 ........................................................................... 9 14 5
Service fees - R-3 ........................................................................... 98 105 51
Service fees - R-4 ........................................................................... 40 54 21
Service fees - R-5 ........................................................................... 105 152 59
Shareholder reports - Class A ............................................................... N/A 4 N/A
Shareholder reports - Class J ................................................................ N/A 9 N/A
Shareholder reports - Institutional .......................................................... – 1 –
Transfer agent fees - Class A ................................................................ N/A 63 N/A
Transfer agent fees - Class J ................................................................ N/A 98 N/A
Transfer agent fees - Institutional ........................................................... 6 25 5
Chief compliance officer expenses .......................................................... – 1 –
Directors' expenses .......................................................................... 11 25 6
Professional fees ............................................................................ 9 10 9
Other expenses .............................................................................. 4 9 2
Total Gross Expenses 492 1,195 275
Less: Reimbursement from Manager - Class A ............................................. N/A 17 N/A
Less: Reimbursement from Distributor - Class J ........................................... N/A 32 N/A
Total Net Expenses 492 1,146 275
Net Investment Income (Loss) 14,586 35,096 7,971
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 35,287 113,238 13,657
Capital gain distributions received from affiliated Funds ................................... 15,835 39,631 9,202
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 188,915 443,683 118,607
Net Realized and Unrealized Gain (Loss) on investments 240,037 596,552 141,466
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 254,623 $ 631,648 $ 149,437
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2060 Fund
(a)
Principal LifeTime
2065 Fund
(a)
Principal LifeTime
Hybrid 2015 Fund
(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 7,127 $ 556 $ 4,351
Total Income 7,127 556 4,351
Expenses:
Distribution f ees - Class J ................................................................... 11 N/A 27
Distribution f ees - R-1 ...................................................................... 4 – N/A
Distribution f ees - R-2 ...................................................................... 4 – N/A
Distribution f ees - R-3 ...................................................................... 22 3 –
Distribution f ees - R-4 ...................................................................... 4 1 N/A
Administrative service fees - R-1 ........................................................... 3 – N/A
Administrative service fees - R-2 ........................................................... 3 – N/A
Administrative service fees - R-3 ........................................................... 6 1 –
Administrative service fees - R-4 ........................................................... 1 – N/A
Administrative service fees - R-5 ........................................................... 2 – –
Registration fees - Class J ................................................................... 8 N/A 8
Registration fees - Institutional ............................................................. 18 11 8
Registration fees - R-6 ...................................................................... N/A N/A 8
Service fees - R-1 ........................................................................... 3 – N/A
Service fees - R-2 ........................................................................... 3 – N/A
Service fees - R-3 ........................................................................... 23 3 –
Service fees - R-4 ........................................................................... 9 1 N/A
Service fees - R-5 ........................................................................... 33 3 –
Shareholder reports - Class J ................................................................ 2 N/A 1
Transfer agent fees - Class J ................................................................ 13 N/A 8
Transfer agent fees - Institutional ........................................................... 7 – 2
Directors' expenses .......................................................................... 6 2 2
Professional fees ............................................................................ 9 9 9
Other expenses .............................................................................. 2 – 1
Total Gross Expenses 196 34 74
Less: Reimbursement from Manager - Class J .............................................. 5 N/A –
Less: Reimbursement from Manager - Institutional ........................................ – 5 7
Less: Reimbursement from Manager - R-6 ................................................. N/A N/A 8
Less: Reimbursement from Distributor - Class J ........................................... 2 N/A 4
Total Net Expenses 189 29 55
Net Investment Income (Loss) 6,938 527 4,296
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 8,817 348 566
Capital gain distributions received from affiliated Funds ................................... 8,040 611 4,686
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 108,239 9,157 3,030
Net Realized and Unrealized Gain (Loss) on investments 125,096 10,116 8,282
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 132,034 $ 10,643 $ 12,578
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Class R-3 and R-5 discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2020 Fund
(a)
Principal LifeTime
Hybrid 2025 Fund
(a)
Principal LifeTime
Hybrid 2030 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 13,919 $ 12,491 $ 13,037
Total Income 13,919 12,491 13,037
Expenses:
Distribution f ees - Class J ................................................................... 81 93 76
Distribution f ees - R-3 ...................................................................... – 1 1
Registration fees - Class J ................................................................... 12 12 8
Registration fees - Institutional ............................................................. 8 8 8
Registration fees - R-6 ...................................................................... 10 10 10
Service fees - R-3 ........................................................................... 1 – 1
Service fees - R-5 ........................................................................... 1 1 2
Shareholder reports - Class J ................................................................ 1 2 2
Shareholder reports - R-6 ................................................................... 1 – 1
Transfer agent fees - Class J ................................................................ 15 18 18
Transfer agent fees - Institutional ........................................................... 10 9 11
Directors' expenses .......................................................................... 4 4 4
Professional fees ............................................................................ 9 9 9
Other expenses .............................................................................. 2 2 2
Total Gross Expenses 155 169 153
Less: Reimbursement from Manager - Institutional ........................................ 7 3 3
Less: Reimbursement from Distributor - Class J ........................................... 12 14 12
Total Net Expenses 136 152 138
Net Investment Income (Loss) 13,783 12,339 12,899
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 2,628 456 1,004
Capital gain distributions received from affiliated Funds ................................... 15,575 14,528 15,684
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 18,859 29,251 39,495
Net Realized and Unrealized Gain (Loss) on investments 37,062 44,235 56,183
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 50,845 $ 56,574 $ 69,082
(a)
Class R-3 and R-5 discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2035 Fund
(a)
Principal LifeTime
Hybrid 2040 Fund
(a)
Principal LifeTime
Hybrid 2045 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 8,761 $ 7,520 $ 4,557
Total Income 8,761 7,520 4,557
Expenses:
Distribution f ees - Class J ................................................................... 60 48 30
Distribution f ees - R-3 ...................................................................... 1 1 1
Registration fees - Class J ................................................................... 11 10 10
Registration fees - Institutional ............................................................. 7 8 8
Registration fees - R-6 ...................................................................... 9 8 8
Service fees - R-3 ........................................................................... – 1 1
Service fees - R-5 ........................................................................... 1 1 –
Shareholder reports - Class J ................................................................ 2 2 1
Shareholder reports - R-6 ................................................................... – – 1
Transfer agent fees - Class J ................................................................ 16 16 12
Transfer agent fees - Institutional ........................................................... 10 7 7
Directors' expenses .......................................................................... 4 3 3
Professional fees ............................................................................ 9 9 9
Other expenses .............................................................................. 2 2 2
Total Gross Expenses 132 116 93
Less: Reimbursement from Manager - Institutional ........................................ 4 5 7
Less: Reimbursement from Manager - R-6 ................................................. 2 – 5
Less: Reimbursement from Distributor - Class J ........................................... 9 7 5
Total Net Expenses 117 104 76
Net Investment Income (Loss) 8,644 7,416 4,481
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 196 901 116
Capital gain distributions received from affiliated Funds ................................... 10,808 9,603 6,015
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 36,752 40,458 30,171
Net Realized and Unrealized Gain (Loss) on investments 47,756 50,962 36,302
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 56,400 $ 58,378 $ 40,783
(a)
Class R-3 and R-5 discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2050 Fund
(a)
Principal LifeTime
Hybrid 2055 Fund
(a)
Principal LifeTime
Hybrid 2060 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 3,358 $ 1,400 $ 456
Total Income 3,358 1,400 456
Expenses:
Distribution f ees - Class J ................................................................... 25 10 3
Registration fees - Class J ................................................................... 9 7 7
Registration fees - Institutional ............................................................. 8 8 8
Registration fees - R-6 ...................................................................... 8 8 8
Service fees - R-5 ........................................................................... 1 1 –
Shareholder reports - Class J ................................................................ 2 1 1
Shareholder reports - R-6 ................................................................... – 1 –
Transfer agent fees - Class J ................................................................ 14 10 8
Transfer agent fees - Institutional ........................................................... 4 3 1
Directors' expenses .......................................................................... 3 2 1
Professional fees ............................................................................ 9 9 8
Other expenses .............................................................................. 1 1 1
Total Gross Expenses 84 61 46
Less: Reimbursement from Manager - Class J .............................................. – 10 15
Less: Reimbursement from Manager - Institutional ........................................ 7 10 11
Less: Reimbursement from Manager - R-6 ................................................. 7 11 11
Less: Reimbursement from Distributor - Class J ........................................... 4 1 –
Total Net Expenses 66 29 9
Net Investment Income (Loss) 3,292 1,371 447
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 212 (1) (5)
Capital gain distributions received from affiliated Funds ................................... 4,564 1,938 642
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 25,703 12,312 4,422
Net Realized and Unrealized Gain (Loss) on investments 30,479 14,249 5,059
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 33,771 $ 15,620 $ 5,506
(a)
Class R-3 and R-5 discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2065 Fund
(a)
Principal LifeTime
Hybrid Income Fund
(a)
Principal LifeTime
Strategic Income
Fund
(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 107 $ 2,874 $ 5,628
Total Income 107 2,874 5,628
Expenses:
Distribution f ees - Class A .................................................................. N/A N/A 21
Distribution f ees - Class J ................................................................... 2 17 51
Distribution f ees - R-1 ...................................................................... N/A N/A 5
Distribution f ees - R-2 ...................................................................... N/A N/A 4
Distribution f ees - R-3 ...................................................................... – 1 15
Distribution f ees - R-4 ...................................................................... N/A N/A 3
Administrative service fees - R-1 ........................................................... N/A N/A 3
Administrative service fees - R-2 ........................................................... N/A N/A 3
Administrative service fees - R-3 ........................................................... – – 4
Administrative service fees - R-4 ........................................................... N/A N/A 1
Administrative service fees - R-5 ........................................................... – – 1
Registration fees - Class A .................................................................. N/A N/A 7
Registration fees - Class J ................................................................... 8 8 7
Registration fees - Institutional ............................................................. 7 7 16
Registration fees - R-6 ...................................................................... 8 8 N/A
Service fees - R-1 ........................................................................... N/A N/A 3
Service fees - R-2 ........................................................................... N/A N/A 4
Service fees - R-3 ........................................................................... – 1 15
Service fees - R-4 ........................................................................... N/A N/A 7
Service fees - R-5 ........................................................................... – – 20
Shareholder reports - Class A ............................................................... N/A N/A 1
Shareholder reports - Class J ................................................................ 1 1 2
Transfer agent fees - Class A ................................................................ N/A N/A 10
Transfer agent fees - Class J ................................................................ 5 7 19
Transfer agent fees - Institutional ........................................................... – 1 5
Directors' expenses .......................................................................... 1 2 5
Professional fees ............................................................................ 10 9 9
Other expenses .............................................................................. 1 1 2
Total Gross Expenses 43 63 243
Less: Reimbursement from Manager - Class A ............................................. N/A N/A 8
Less: Reimbursement from Manager - Class J .............................................. 17 – –
Less: Reimbursement from Manager - Institutional ........................................ 9 8 –
Less: Reimbursement from Manager - R-6 ................................................. 13 10 N/A
Less: Reimbursement from Distributor - Class J ........................................... – 3 8
Total Net Expenses 4 42 227
Net Investment Income (Loss) 103 2,832 5,401
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 3 30 21,563
Capital gain distributions received from affiliated Funds ................................... 151 2,913 2,142
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 893 (957) 1,962
Net Realized and Unrealized Gain (Loss) on investments 1,047 1,986 25,667
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,150 $ 4,818 $ 31,068
(a)
Class R-3 and R-5 discontinued operations and converted to Class R-6 shares on February 25, 2021.
(b)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Real Estate Securities
Fund
(a)
SAM Balanced
Portfolio
(a)
SAM Conservative
Balanced Portfolio
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ – $ 47,915 $ 19,889
Dividends .................................................................................... 56,245 – –
Interest ....................................................................................... 7 – –
Total Income 56,252 47,915 19,889
Expenses:
Management and investment advisory fees ................................................. 20,208 6,369 2,410
Distribution f ees - Class A .................................................................. 344 2,831 728
Distribution f ees - Class C .................................................................. 182 1,703 703
Distribution f ees - Class J ................................................................... 111 886 563
Distribution f ees - R-1 ...................................................................... 4 4 4
Distribution f ees - R-2 ...................................................................... 7 3 –
Distribution f ees - R-3 ...................................................................... 42 31 14
Distribution f ees - R-4 ...................................................................... 13 7 6
Administrative service fees - R-1 ........................................................... 3 3 3
Administrative service fees - R-2 ........................................................... 5 2 –
Administrative service fees - R-3 ........................................................... 12 9 4
Administrative service fees - R-4 ........................................................... 4 2 2
Administrative service fees - R-5 ........................................................... 5 2 1
Registration fees - Class A .................................................................. 10 17 14
Registration fees - Class C .................................................................. 8 9 8
Registration fees - Class J ................................................................... 7 15 24
Registration fees - Institutional ............................................................. 44 13 11
Registration fees - R-6 ...................................................................... 15 N/A N/A
Service fees - R-1 ........................................................................... 3 3 3
Service fees - R-2 ........................................................................... 6 2 –
Service fees - R-3 ........................................................................... 42 31 14
Service fees - R-4 ........................................................................... 32 17 16
Service fees - R-5 ........................................................................... 124 43 24
Shareholder reports - Class A ............................................................... 10 37 9
Shareholder reports - Class C ............................................................... 1 9 3
Shareholder reports - Class J ................................................................ 5 17 13
Shareholder reports - Institutional .......................................................... 123 2 1
Shareholder reports - R-6 ................................................................... 18 N/A N/A
Transfer agent fees - Class A ................................................................ 223 699 188
Transfer agent fees - Class C ................................................................ 28 135 49
Transfer agent fees - Class J ................................................................ 109 202 114
Transfer agent fees - Institutional ........................................................... 1,101 30 11
Chief compliance officer expenses .......................................................... 2 2 1
Custodian fees ............................................................................... 2 – –
Directors' expenses .......................................................................... 44 42 17
Professional fees ............................................................................ 14 11 10
Other expenses .............................................................................. 20 17 7
Total Gross Expenses 22,931 13,205 4,975
Less: Reimbursement from Distributor - Class J ........................................... 17 137 87
Total Net Expenses 22,914 13,068 4,888
Net Investment Income (Loss) 33,338 34,847 15,001
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ..................................................................... 288,902 – –
Investment transactions in affiliated Funds ................................................. – 325,080 84,182
Capital gain distributions received from affiliated Funds ................................... – 21,331 5,582
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 989,039 – –
Investments in affiliated Funds .............................................................. – 425,592 118,766
Net Realized and Unrealized Gain (Loss) on investments 1,277,941 772,003 208,530
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,311,279 $ 806,850 $ 223,531
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Conservative
Growth Portfolio
(a)
SAM Flexible Income
Portfolio
(a)
SAM Strategic Growth
Portfolio
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 29,333 $ 34,943 $ 20,078
Total Income 29,333 34,943 20,078
Expenses:
Management and investment advisory fees ................................................. 4,328 3,833 2,798
Distribution f ees - Class A .................................................................. 2,208 1,434 1,539
Distribution f ees - Class C .................................................................. 1,114 1,206 672
Distribution f ees - Class J ................................................................... 494 893 260
Distribution f ees - R-1 ...................................................................... 3 4 1
Distribution f ees - R-2 ...................................................................... 2 – 3
Distribution f ees - R-3 ...................................................................... 19 6 8
Distribution f ees - R-4 ...................................................................... 3 3 5
Administrative service fees - R-1 ........................................................... 2 3 1
Administrative service fees - R-2 ........................................................... 1 – 2
Administrative service fees - R-3 ........................................................... 6 2 2
Administrative service fees - R-4 ........................................................... 1 1 1
Administrative service fees - R-5 ........................................................... 1 – 1
Registration fees - Class A .................................................................. 12 24 12
Registration fees - Class C .................................................................. 8 11 7
Registration fees - Class J ................................................................... 13 21 11
Registration fees - Institutional ............................................................. 12 9 14
Service fees - R-1 ........................................................................... 2 3 –
Service fees - R-2 ........................................................................... 2 – 3
Service fees - R-3 ........................................................................... 19 6 8
Service fees - R-4 ........................................................................... 9 6 12
Service fees - R-5 ........................................................................... 31 10 22
Shareholder reports - Class A ............................................................... 29 15 18
Shareholder reports - Class C ............................................................... 6 5 3
Shareholder reports - Class J ................................................................ 15 14 10
Shareholder reports - Institutional .......................................................... 1 3 1
Transfer agent fees - Class A ................................................................ 553 335 432
Transfer agent fees - Class C ................................................................ 90 86 64
Transfer agent fees - Class J ................................................................ 117 169 82
Transfer agent fees - Institutional ........................................................... 16 24 12
Chief compliance officer expenses .......................................................... 1 1 1
Directors' expenses .......................................................................... 30 26 20
Professional fees ............................................................................ 10 10 10
Other expenses .............................................................................. 12 11 8
Total Gross Expenses 9,170 8,174 6,043
Less: Reimbursement from Distributor - Class J ........................................... 76 139 40
Total Net Expenses 9,094 8,035 6,003
Net Investment Income (Loss) 20,239 26,908 14,075
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 186,838 110,907 102,855
Capital gain distributions received from affiliated Funds ................................... 19,358 8,435 22,124
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 464,137 97,426 373,693
Net Realized and Unrealized Gain (Loss) on investments 670,333 216,768 498,672
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 690,572 $ 243,676 $ 512,747
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Short-Term Income
Fund
(a)
SmallCap Fund
(a)
SmallCap Growth
Fund I
(a)
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ – $ 4,415 $ 5,068
Withholding tax ............................................................................. – (15) (13)
Interest ....................................................................................... 47,044 – 2
Securities lending - net ......................................................................
13 102 368
Total Income 47,057 4,502 5,425
Expenses:
Management and investment advisory fees ................................................. 11,634 3,722 11,947
Distribution f ees - Class A .................................................................. 351 333 N/A
Distribution f ees - Class C .................................................................. 277 141 N/A
Distribution f ees - Class J ................................................................... 125 169 75
Distribution f ees - R-1 ...................................................................... 1 4 4
Distribution f ees - R-2 ...................................................................... 2 2 3
Distribution f ees - R-3 ...................................................................... 18 13 23
Distribution f ees - R-4 ...................................................................... 3 20 10
Administrative service fees - R-1 ........................................................... 1 3 3
Administrative service fees - R-2 ........................................................... 1 1 2
Administrative service fees - R-3 ........................................................... 5 4 6
Administrative service fees - R-4 ........................................................... 1 6 3
Administrative service fees - R-5 ........................................................... – 2 3
Registration fees - Class A .................................................................. 46 8 N/A
Registration fees - Class C .................................................................. 9 7 N/A
Registration fees - Class J ................................................................... 16 8 10
Registration fees - Institutional ............................................................. 38 10 9
Registration fees - R-6 ...................................................................... N/A 8 27
Service fees - R-1 ........................................................................... 1 3 3
Service fees - R-2 ........................................................................... 1 1 2
Service fees - R-3 ........................................................................... 18 13 23
Service fees - R-4 ........................................................................... 7 51 25
Service fees - R-5 ........................................................................... 15 44 66
Shareholder reports - Class A ............................................................... 5 7 N/A
Shareholder reports - Class C ............................................................... 2 1 N/A
Shareholder reports - Class J ................................................................ 10 8 5
Shareholder reports - Institutional .......................................................... 30 7 11
Shareholder reports - R-6 ................................................................... N/A 2 4
Transfer agent fees - Class A ................................................................ 178 152 N/A
Transfer agent fees - Class C ................................................................ 30 21 N/A
Transfer agent fees - Class J ................................................................ 63 112 44
Transfer agent fees - Institutional ........................................................... 561 91 112
Chief compliance officer expenses .......................................................... 2 – 1
Custodian fees ............................................................................... 7 3 32
Directors' expenses .......................................................................... 54 9 26
Professional fees ............................................................................ 22 11 12
Other expenses .............................................................................. 20 4 10
Total Gross Expenses 13,554 5,001 12,501
Less: Reimbursement from Manager ....................................................... – – 284
Less: Reimbursement from Manager - R-6 ................................................. N/A 2 –
Less: Reimbursement from Distributor - Class J ........................................... 20 26 12
Total Net Expenses 13,534 4,973 12,205
Net Investment Income (Loss) 33,523 (471) (6,780)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 6,931 57,258 376,751
Futures contracts ............................................................................ 1,001 – 3,343
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (29,931) 279,211 373,510
Futures contracts ............................................................................ 1,889 – 85
Net Realized and Unrealized Gain (Loss) on investments and futures (20,110) 336,469 753,689
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 13,413 $ 335,998 $ 746,909
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
SmallCap S&P 600
Index Fund
(a)
SmallCap Value Fund
II
(a),(b)
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 9,001 $ 9,094 $ 77
Withholding tax ............................................................................. (6) (21) –
Interest ....................................................................................... 2 3 10,516
Securities lending - net ......................................................................
170 114 –
Total Income 9,167 9,190 10,593
Expenses:
Management and investment advisory fees ................................................. 1,002 5,360 1,494
Distribution f ees - Class A .................................................................. N/A 6 463
Distribution f ees - Class C .................................................................. N/A N/A 189
Distribution f ees - Class J ................................................................... 138 13 N/A
Distribution f ees - R-1 ...................................................................... 16 1 N/A
Distribution f ees - R-2 ...................................................................... 9 1 N/A
Distribution f ees - R-3 ...................................................................... 119 6 N/A
Distribution f ees - R-4 ...................................................................... 25 2 N/A
Administrative service fees - R-1 ........................................................... 13 1 N/A
Administrative service fees - R-2 ........................................................... 6 1 N/A
Administrative service fees - R-3 ........................................................... 33 2 N/A
Administrative service fees - R-4 ........................................................... 8 – N/A
Administrative service fees - R-5 ........................................................... 6 1 N/A
Registration fees - Class A .................................................................. N/A 4 18
Registration fees - Class C .................................................................. N/A N/A 8
Registration fees - Class J ................................................................... 8 8 N/A
Registration fees - Institutional ............................................................. 8 8 22
Registration fees - R-6 ...................................................................... 9 13 N/A
Service fees - R-1 ........................................................................... 11 1 N/A
Service fees - R-2 ........................................................................... 8 1 N/A
Service fees - R-3 ........................................................................... 119 6 N/A
Service fees - R-4 ........................................................................... 62 4 N/A
Service fees - R-5 ........................................................................... 153 22 N/A
Shareholder reports - Class A ............................................................... N/A 1 3
Shareholder reports - Class C ............................................................... N/A N/A 1
Shareholder reports - Class J ................................................................ 7 2 N/A
Shareholder reports - Institutional .......................................................... 4 18 5
Shareholder reports - R-6 ................................................................... 2 2 N/A
Transfer agent fees - Class A ................................................................ N/A 7 81
Transfer agent fees - Class C ................................................................ N/A N/A 15
Transfer agent fees - Class J ................................................................ 88 15 N/A
Transfer agent fees - Institutional ........................................................... 62 67 94
Custodian fees ............................................................................... 11 31 –
Directors' expenses .......................................................................... 12 10 7
Interest expense and fees .................................................................... – – 82
Professional fees ............................................................................ 11 22 21
Other expenses .............................................................................. 12 5 3
Total Gross Expenses 1,962 5,641 2,506
Less: Reimbursement from Manager ....................................................... – 115 –
Less: Reimbursement from Manager - Class A ............................................. N/A 6 –
Less: Reimbursement from Manager - Institutional ........................................ 5 64 34
Less: Reimbursement from Distributor - Class J ........................................... 21 2 N/A
Total Net Expenses 1,936 5,454 2,472
Net Investment Income (Loss) 7,231 3,736 8,121
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 46,358 122,811 (231)
Futures contracts ............................................................................ 7,295 1,186 –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 477,865 344,403 22,650
Futures contracts ............................................................................ (543) 278 –
Net Realized and Unrealized Gain (Loss) on investments and futures 530,975 468,678 22,419
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 538,206 $ 472,414 $ 30,540
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands California Municipal Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 7,423 $ 14,565
Net realized gain (loss) on investments ............................................................................................. 257 (7,058)
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
16,116 3,227
Net Increase (Decrease) in Net Assets Resulting from Operations 23,796 10,734
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (7,453) (12,303)
Total Dividends and Distributions (7,453) (12,303)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
20,236 61,399
Total Increase (Decrease) in Net Assets 36,579 59,830
Net Assets
Beginning of period .................................................................................................................
654,100 594,270
End of period .......................................................................................................................
$ 690,679 $ 654,100
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2021
Dollars:
Sold ....................................................................................... $ 49,253 $ 2,509 $ 46,340
Reinvested .................................................................................. 4,620 267 1,810
Redeemed ...................................................................................
(60,433) (5,678) (18,452)
Net Increase (Decrease) .........................................................................
$ (6,560) $ (2,902) $ 29,698
Shares:
Sold ....................................................................................... 4,443 226 4,180
Reinvested .................................................................................. 417 24 164
Redeemed ...................................................................................
(5,455) (511) (1,664)
Net Increase (Decrease) .........................................................................
(595) (261) 2,680
Year Ended October 31, 2020
Dollars:
Sold ....................................................................................... $ 140,163 $ 10,476 $ 101,850
Reinvested .................................................................................. 7,929 451 2,587
Redeemed ...................................................................................
(121,117) (11,270) (69,670)
Net Increase (Decrease) .........................................................................
$ 26,975 $ (343) $ 34,767
Shares:
Sold ....................................................................................... 12,957 964 9,521
Reinvested .................................................................................. 735 42 240
Redeemed ...................................................................................
(11,500) (1,051) (6,646)
Net Increase (Decrease) .........................................................................
2,192 (45) 3,115
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
From net investment income and net realized gain on investments ........................................... $ (4,952) $ (277) $ (2,224)
Total Dividends and Distributions
$ (4,952) $ (277) $ (2,224)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................................... $ (8,566) $ (481) $ (3,256)
Total Dividends and Distributions
$ (8,566) $ (481) $ (3,256)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Fixed Income Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 85,599 $ 173,555
Net realized gain (loss) on investments ............................................................................................. (11,692) 42,017
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
(183,464) 293,397
Net Increase (Decrease) in Net Assets Resulting from Operations (109,557) 508,969
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (112,213) (209,289)
Total Dividends and Distributions (112,213) (209,289)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,141,206 2,571,479
Total Increase (Decrease) in Net Assets 919,436 2,871,159
Net Assets
Beginning of period .................................................................................................................
9,561,998 6,690,839
End of period .......................................................................................................................
$ 10,481,434 $ 9,561,998
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ................... $ 50,875 $ 5,502 $ 20,753 $ 217,454 $ 634 $ 87 $ 2,920 $ 1,804 $ 6,583 $ 1,670,400
Reinvested .............. 3,060 263 1,295 7,343 85 5 155 105 360 99,147
Redeemed ...............
(68,055) (18,306) (31,840) (138,757) (1,327) (1,794) (5,160) (5,803) (8,992) (667,590)
Net Increase (Decrease) .....
$ (14,120) $ (12,541) $ (9,792) $ 86,040 $ (608) $ (1,702) $ (2,085) $ (3,894) $ (2,049) $ 1,101,957
Shares:
Sold ................... 5,010 537 2,032 21,364 62 8 288 177 646 164,379
Reinvested .............. 303 26 128 725 8 1 15 10 36 9,792
Redeemed ...............
(6,767) (1,809) (3,152) (13,668) (131) (178) (507) (569) (881) (65,880)
Net Increase (Decrease) .....
(1,454) (1,246) (992) 8,421 (61) (169) (204) (382) (199) 108,291
Year Ended October 31, 2020
Dollars:
Sold ................... $ 161,792 $ 18,170 $ 67,061 $ 358,926 $ 2,359 $ 615 $ 6,293 $ 8,648 $ 13,619 $ 4,003,654
Reinvested .............. 6,309 683 2,558 13,694 249 26 457 298 842 183,374
Redeemed ...............
(102,972) (16,338) (38,964) (239,830) (5,374) (1,155) (12,551) (13,887) (13,142) (1,833,935)
Net Increase (Decrease) .....
$ 65,129 $ 2,515 $ 30,655 $ 132,790 $ (2,766) $ (514) $ (5,801) $ (4,941) $ 1,319 $ 2,353,093
Shares:
Sold ................... 16,193 1,796 6,682 35,833 237 61 625 871 1,356 400,671
Reinvested .............. 628 68 255 1,362 25 3 45 29 84 18,289
Redeemed ...............
(10,367) (1,626) (3,940) (24,070) (540) (115) (1,250) (1,399) (1,319) (184,581)
Net Increase (Decrease) .....
6,454 238 2,997 13,125 (278) (51) (580) (499) 121 234,379
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and
net realized gain on investments $ (3,173) $ (268) $ (1,317) $ (7,561) $ (85) $ (8) $ (157) $ (105) $ (360) $ (99,179)
Total Dividends and
Distributions
$ (3,173) $ (268) $ (1,317) $ (7,561) $ (85) $ (8) $ (157) $ (105) $ (360) $ (99,179)
Year Ended October 31, 2020
From net investment income and
net realized gain on investments $ (6,508) $ (702) $ (2,594) $ (14,229) $ (249) $ (36) $ (457) $ (298) $ (842) $ (183,374)
Total Dividends and
Distributions
$ (6,508) $ (702) $ (2,594) $ (14,229) $ (249) $ (36) $ (457) $ (298) $ (842) $ (183,374)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 4,995 $ 14,464
Net realized gain (loss) on investments and futures ................................................................................ 6,145 52,007
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
(10,641) (30,079)
Net Increase (Decrease) in Net Assets Resulting from Operations 499 36,392
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (36,834) (19,528)
Total Dividends and Distributions (36,834) (19,528)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
70,989 (815,068)
Total Increase (Decrease) in Net Assets 34,654 (798,204)
Net Assets
Beginning of period .................................................................................................................
661,707 1,459,911
End of period .......................................................................................................................
$ 696,361 $ 661,707
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ....................................... $ 8,619 $ 8,065 $ 88,314 $ 577 $ 80 $ 6,109 $ 1,620 $ 7,898
Reinvested .................................. 5,357 8,218 18,511 194 243 1,061 433 2,680
Redeemed ...................................
(12,177) (17,144) (35,433) (875) (4,922) (5,858) (1,449) (9,132)
Net Increase (Decrease) .........................
$ 1,799 $ (861) $ 71,392 $ (104) $ (4,599) $ 1,312 $ 604 $ 1,446
Shares:
Sold ....................................... 765 707 7,860 52 7 556 143 710
Reinvested .................................. 478 728 1,654 17 22 95 38 241
Redeemed ...................................
(1,094) (1,518) (3,155) (76) (452) (528) (127) (820)
Net Increase (Decrease) .........................
149 (83) 6,359 (7) (423) 123 54 131
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 21,807 $ 34,698 $ 152,790 $ 2,106 $ 2,771 $ 8,088 $ 3,942 $ 15,292
Reinvested .................................. 2,658 4,233 9,036 113 112 509 294 1,348
Redeemed ...................................
(16,564) (26,971) (1,004,138) (2,908) (2,234) (6,682) (7,678) (7,690)
Net Increase (Decrease) .........................
$ 7,901 $ 11,960 $ (842,312) $ (689) $ 649 $ 1,915 $ (3,442) $ 8,950
Shares:
Sold ....................................... 1,911 3,018 13,400 186 246 713 343 1,358
Reinvested .................................. 235 372 799 10 10 45 26 120
Redeemed ...................................
(1,460) (2,366) (90,527) (258) (200) (597) (671) (684)
Net Increase (Decrease) .........................
686 1,024 (76,328) (62) 56 161 (302) 794
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on
investments .................................. $ (5,458) $ (8,250) $ (18,515) $ (194) $ (243) $ (1,061) $ (433) $ (2,680)
Total Dividends and Distributions
$ (5,458) $ (8,250) $ (18,515) $ (194) $ (243) $ (1,061) $ (433) $ (2,680)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (2,745) $ (4,265) $ (10,140) $ (113) $ (112) $ (510) $ (294) $ (1,349)
Total Dividends and Distributions
$ (2,745) $ (4,265) $ (10,140) $ (113) $ (112) $ (510) $ (294) $ (1,349)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified International Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 91,677 $ 163,848
Net realized gain (loss) on investments and foreign currencies .................................................................... 3,653,818 68,444
Net change in unrealized appreciation/(depreciation) of investments and translation of assets & liabilities in foreign currencies
(686,648) 320,001
Net Increase (Decrease) in Net Assets Resulting from Operations 3,058,847 552,293
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (149,185) (280,076)
Total Dividends and Distributions (149,185) (280,076)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(8,750,958) (1,071,622)
Total Increase (Decrease) in Net Assets (5,841,296) (799,405)
Net Assets
Beginning of period .................................................................................................................
11,192,481 11,991,886
End of period .......................................................................................................................
$ 5,351,185 $ 11,192,481
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ................... $ 18,027 $ 1,003 $ 7,272 $ 75,942 $ 277 $ 87 $ 4,036 $ 1,623 $ 6,548 $ 500,251
Reinvested .............. 1,677 1 1,474 5,027 13 9 85 92 348 140,041
Redeemed ...............
(19,200) (2,436) (10,142) (55,534) (666) (2,567) (2,953) (4,278) (4,912) (9,412,103)
Net Increase (Decrease) .....
$ 504 $ (1,432) $ (1,396) $ 25,435 $ (376) $ (2,471) $ 1,168 $ (2,563) $ 1,984 $ (8,771,811)
Shares:
Sold ................... 1,170 66 481 4,968 18 6 261 106 419 32,930
Reinvested .............. 112 – 100 337 1 – 6 6 23 9,399
Redeemed ...............
(1,254) (156) (679) (3,676) (43) (166) (195) (272) (318) (589,645)
Net Increase (Decrease) .....
28 (90) (98) 1,629 (24) (160) 72 (160) 124 (547,316)
Year Ended October 31, 2020
Dollars:
Sold ................... $ 14,280 $ 877 $ 6,357 $ 94,406 $ 422 $ 424 $ 2,313 $ 1,519 $ 6,179 $ 2,303,812
Issued in acquisitions ....... 6,070 – – 8,828 – – – – – 58,945
Reinvested .............. 3,543 110 3,024 8,086 45 45 209 336 851 263,346
Redeemed ...............
(33,895) (2,705) (20,465) (79,192) (1,247) (1,970) (3,962) (8,192) (16,780) (3,687,241)
Net Increase (Decrease) .....
$ (10,002) $ (1,718) $ (11,084) $ 32,128 $ (780) $ (1,501) $ (1,440) $ (6,337) $ (9,750) $ (1,061,138)
Shares:
Sold ................... 1,192 73 536 8,163 35 36 193 126 524 184,053
Issued in acquisitions ....... 469 – – 689 – – – – – 5,040
Reinvested .............. 275 8 237 631 4 3 16 26 65 20,574
Redeemed ...............
(2,808) (225) (1,717) (6,573) (103) (165) (335) (687) (1,371) (287,964)
Net Increase (Decrease) .....
(872) (144) (944) 2,910 (64) (126) (126) (535) (782) (78,297)
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and
net realized gain on investments $ (1,884) $ (1) $ (1,474) $ (5,037) $ (13) $ (9) $ (85) $ (92) $ (348) $ (140,242)
Total Dividends and
Distributions
$ (1,884) $ (1) $ (1,474) $ (5,037) $ (13) $ (9) $ (85) $ (92) $ (348) $ (140,242)
Year Ended October 31, 2020
From net investment income and
net realized gain on investments $ (3,988) $ (112) $ (3,029) $ (8,111) $ (45) $ (49) $ (209) $ (336) $ (851) $ (263,346)
Total Dividends and
Distributions
$ (3,988) $ (112) $ (3,029) $ (8,111) $ (45) $ (49) $ (209) $ (336) $ (851) $ (263,346)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Equity Income Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 95,034 $ 158,440
Net realized gain (loss) on investments ............................................................................................. 290,015 (67,602)
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
2,041,710 (363,399)
Net Increase (Decrease) in Net Assets Resulting from Operations 2,426,759 (272,561)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (81,988) (378,654)
Total Dividends and Distributions (81,988) (378,654)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
20,498 593,142
Total Increase (Decrease) in Net Assets 2,365,269 (58,073)
Net Assets
Beginning of period .................................................................................................................
7,790,990 7,849,063
End of period .......................................................................................................................
$ 10,156,259 $ 7,790,990
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ............................. $ 95,730 $ 16,216 $ 8,810 $ 1,824,938 $ 733 $ 65 $ 6,863 $ 9,804 $ 13,389
Reinvested ........................ 8,269 468 520 69,842 12 6 167 191 1,131
Redeemed .........................
(93,284) (39,435) (6,878) (1,866,966) (253) (3,130) (4,852) (13,191) (8,667)
Net Increase (Decrease) ...............
$ 10,715 $ (22,751) $ 2,452 $ 27,814 $ 492 $ (3,059) $ 2,178 $ (3,196) $ 5,853
Shares:
Sold ............................. 2,597 455 236 50,486 19 2 185 253 365
Reinvested ........................ 226 13 14 1,908 – – 4 5 31
Redeemed .........................
(2,573) (1,087) (189) (49,499) (7) (85) (139) (362) (242)
Net Increase (Decrease) ...............
250 (619) 61 2,895 12 (83) 50 (104) 154
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 132,488 $ 29,428 $ 6,033 $ 1,609,791 $ 298 $ 816 $ 5,751 $ 6,250 $ 12,641
Reinvested ........................ 50,596 5,532 3,075 302,208 104 107 1,248 1,381 6,969
Redeemed .........................
(232,782) (55,098) (12,265) (1,216,675) (517) (1,885) (11,938) (13,199) (37,215)
Net Increase (Decrease) ...............
$ (49,698) $ (20,138) $ (3,157) $ 695,324 $ (115) $ (962) $ (4,939) $ (5,568) $ (17,605)
Shares:
Sold ............................. 4,276 954 199 52,417 10 27 199 212 419
Reinvested ........................ 1,596 177 97 9,604 3 3 39 44 220
Redeemed .........................
(7,742) (1,895) (402) (40,324) (17) (63) (395) (413) (1,194)
Net Increase (Decrease) ...............
(1,870) (764) (106) 21,697 (4) (33) (157) (157) (555)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized
gain on investments .................. $ (8,590) $ (490) $ (522) $ (70,879) $ (12) $ (6) $ (167) $ (191) $ (1,131)
Total Dividends and Distributions
$ (8,590) $ (490) $ (522) $ (70,879) $ (12) $ (6) $ (167) $ (191) $ (1,131)
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (52,367) $ (6,002) $ (3,083) $ (307,348) $ (104) $ (151) $ (1,248) $ (1,381) $ (6,970)
Total Dividends and Distributions
$ (52,367) $ (6,002) $ (3,083) $ (307,348) $ (104) $ (151) $ (1,248) $ (1,381) $ (6,970)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Finisterre Emerging Markets Total
Return Bond Fund
(a)
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 5,601 $ 8,763
Net realized gain (loss) on investments, foreign currencies, futures and swap agreements ........................................ 2,270 2,777
Net change in unrealized appreciation/(depreciation) of investments, foreign currencies, futures, swap agreements and translation of assets & liabilities in foreign currencies .......................................................................
7,130 (7,773)
Net Increase (Decrease) in Net Assets Resulting from Operations 15,001 3,767
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (8,491) (13,109)
Total Dividends and Distributions (8,491) (13,109)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
490,496 (3,917)
Total Increase (Decrease) in Net Assets 497,006 (13,259)
Net Assets
Beginning of period .................................................................................................................
229,948 243,207
End of period .......................................................................................................................
$ 726,954 $ 229,948
Class A Institutional
Capital Share Transactions:
Period Ended April 30, 2021
Dollars:
Sold ................................................................................................. $ 4,430 $ 520,425
Reinvested ............................................................................................ 113 8,371
Redeemed .............................................................................................
(1,243) (41,600)
Net Increase (Decrease) ...................................................................................
$ 3,300 $ 487,196
Shares:
Sold ................................................................................................. 417 49,411
Reinvested ............................................................................................ 11 786
Redeemed .............................................................................................
(118) (3,926)
Net Increase (Decrease) ...................................................................................
310 46,271
Year Ended October 31, 2020
Dollars:
Sold ................................................................................................. $ 3,029 $ 174,641
Reinvested ............................................................................................ 117 12,983
Redeemed .............................................................................................
(1,362) (193,325)
Net Increase (Decrease) ...................................................................................
$ 1,784 $ (5,701)
Shares:
Sold ................................................................................................. 294 17,149
Reinvested ............................................................................................ 11 1,257
Redeemed .............................................................................................
(134) (19,262)
Net Increase (Decrease) ...................................................................................
171 (856)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
From net investment income and net realized gain on investments ..................................................... $ (114) $ (8,377)
Total Dividends and Distributions
$ (114) $ (8,377)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ..................................................... $ (117) $ (12,992)
Total Dividends and Distributions
$ (117) $ (12,992)
(a)
Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond Fund.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Diversified Income Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 114,189 $ 301,100
Net realized gain (loss) on investments, foreign currencies , futures and swap agreements ........................................ 128,386 (429,101)
Net change in unrealized appreciation/(depreciation) of investments, foreign currencies, futures, swap agreements and translation of assets & liabilities in foreign currencies .......................................................................
320,412 (319,233)
Net Increase (Decrease) in Net Assets Resulting from Operations 562,987 (447,234)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (108,766) (287,779)
From tax return of capital ...........................................................................................................
– (17,238)
Total Dividends and Distributions (108,766) (305,017)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(658,575) (2,088,046)
Total Increase (Decrease) in Net Assets (204,354) (2,840,297)
Net Assets
Beginning of period .................................................................................................................
4,894,682 7,734,979
End of period .......................................................................................................................
$ 4,690,328 $ 4,894,682
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2021
Dollars:
Sold .......................................................................... $ 261,361 $ 10,430 $ 250,668 $ 43,271
Reinvested ..................................................................... 24,773 13,362 53,214 3,124
Redeemed ......................................................................
(192,036) (333,362) (690,724) (102,656)
Net Increase (Decrease) ............................................................
$ 94,098 $ (309,570) $ (386,842) $ (56,261)
Shares:
Sold .......................................................................... 19,156 780 18,733 3,217
Reinvested ..................................................................... 1,839 1,000 3,974 233
Redeemed ......................................................................
(14,313) (24,704) (51,743) (7,621)
Net Increase (Decrease) ............................................................
6,682 (22,924) (29,036) (4,171)
Year Ended October 31, 2020
Dollars:
Sold .......................................................................... $ 375,128 $ 48,195 $ 778,615 $ 76,106
Reinvested ..................................................................... 54,192 39,105 164,794 10,926
Redeemed ......................................................................
(483,567) (539,679) (2,430,769) (181,092)
Net Increase (Decrease) ............................................................
$ (54,247) $ (452,379) $ (1,487,360) $ (94,060)
Shares:
Sold .......................................................................... 29,803 3,709 60,702 6,120
Reinvested ..................................................................... 4,273 3,101 13,049 870
Redeemed ......................................................................
(38,548) (43,464) (200,071) (14,636)
Net Increase (Decrease) ............................................................
(4,472) (36,654) (126,320) (7,646)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
From net investment income and net realized gain on investments .............................. $ (29,215) $ (13,881) $ (62,542) $ (3,128)
Total Dividends and Distributions
$ (29,215) $ (13,881) $ (62,542) $ (3,128)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .............................. $ (56,623) $ (41,948) $ (178,907) $ (10,301)
From tax return of capital ........................................................... (3,493) (2,464) (10,654) (627)
Total Dividends and Distributions
$ (60,116) $ (44,412) $ (189,561) $ (10,928)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 29,632 $ 55,914
Net realized gain (loss) on investments and foreign currencies .................................................................... 17,905 (73,113)
Net change in unrealized appreciation/(depreciation) of investments and translation of assets & liabilities in foreign currencies
709,114 (560,487)
Net Increase (Decrease) in Net Assets Resulting from Operations 756,651 (577,686)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (25,224) (146,898)
Total Dividends and Distributions (25,224) (146,898)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
330,980 (37,314)
Total Increase (Decrease) in Net Assets 1,062,407 (761,898)
Net Assets
Beginning of period .................................................................................................................
2,733,022 3,494,920
End of period .......................................................................................................................
$ 3,795,429 $ 2,733,022
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
Dollars:
Sold ................................................ $ 16,517 $ 1,673 $ 465,634 $ 53 $ 62 $ 33 $ 213,337
Reinvested ........................................... 607 130 13,488 3 5 2 9,355
Redeemed ............................................
(19,350) (5,376) (287,590) (105) (39) (31) (77,428)
Net Increase (Decrease) ..................................
$ (2,226) $ (3,573) $ 191,532 $ (49) $ 28 $ 4 $ 145,264
Shares:
Sold ................................................ 1,784 188 46,582 5 6 4 20,493
Reinvested ........................................... 67 15 1,384 – 1 – 959
Redeemed ............................................
(2,118) (607) (28,824) (10) (4) (3) (7,803)
Net Increase (Decrease) ..................................
(267) (404) 19,142 (5) 3 1 13,649
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 53,568 $ 5,164 $ 828,628 $ 160 $ 973 $ 231 $ 331,817
Reinvested ........................................... 4,904 1,345 78,991 16 27 7 51,204
Redeemed ............................................
(72,530) (11,074) (1,076,001) (99) (316) (131) (234,198)
Net Increase (Decrease) ..................................
$ (14,058) $ (4,565) $ (168,382) $ 77 $ 684 $ 107 $ 148,823
Shares:
Sold ................................................ 6,464 602 91,914 18 95 24 37,131
Reinvested ........................................... 517 147 7,743 2 3 – 5,024
Redeemed ............................................
(8,778) (1,384) (117,999) (11) (34) (15) (25,982)
Net Increase (Decrease) ..................................
(1,797) (635) (18,342) 9 64 9 16,173
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
From net investment income and net realized gain on investments .... $ (709) $ (131) $ (14,884) $ (3) $ (5) $ (2) $ (9,490)
Total Dividends and Distributions
$ (709) $ (131) $ (14,884) $ (3) $ (5) $ (2) $ (9,490)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (5,571) $ (1,405) $ (87,953) $ (16) $ (27) $ (7) $ (51,919)
Total Dividends and Distributions
$ (5,571) $ (1,405) $ (87,953) $ (16) $ (27) $ (7) $ (51,919)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 4,238 $ 27,010
Net realized gain (loss) on investments and futures ................................................................................ 17,058 5,917
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
(26,926) 16,550
Net Increase (Decrease) in Net Assets Resulting from Operations (5,630) 49,477
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (10,843) (38,034)
Total Dividends and Distributions (10,843) (38,034)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(322,987) (132,092)
Total Increase (Decrease) in Net Assets (339,460) (120,649)
Net Assets
Beginning of period .................................................................................................................
1,541,579 1,662,228
End of period .......................................................................................................................
$ 1,202,119 $ 1,541,579
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ............................. $ 18,134 $ 1,255 $ 7,759 $ 55,826 $ 397 $ 151 $ 3,160 $ 531 $ 2,940
Reinvested ........................ 1,622 67 722 7,971 20 6 46 39 148
Redeemed .........................
(36,837) (10,049) (17,615) (343,037) (345) (2,029) (2,986) (1,993) (8,890)
Net Increase (Decrease) ...............
$ (17,081) $ (8,727) $ (9,134) $ (279,240) $ 72 $ (1,872) $ 220 $ (1,423) $ (5,802)
Shares:
Sold ............................. 1,723 119 734 5,293 37 14 300 50 279
Reinvested ........................ 154 6 69 757 2 – 4 4 14
Redeemed .........................
(3,498) (956) (1,669) (32,653) (33) (192) (283) (189) (842)
Net Increase (Decrease) ...............
(1,621) (831) (866) (26,603) 6 (178) 21 (135) (549)
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 67,300 $ 11,609 $ 35,149 $ 249,945 $ 3,315 $ 841 $ 5,058 $ 4,236 $ 7,869
Reinvested ........................ 5,026 400 2,344 27,346 54 38 208 170 519
Redeemed .........................
(44,339) (13,742) (28,575) (439,178) (1,662) (3,321) (7,944) (7,874) (6,884)
Net Increase (Decrease) ...............
$ 27,987 $ (1,733) $ 8,918 $ (161,887) $ 1,707 $ (2,442) $ (2,678) $ (3,468) $ 1,504
Shares:
Sold ............................. 6,371 1,099 3,316 23,605 313 80 478 401 742
Reinvested ........................ 475 38 221 2,582 5 4 20 16 49
Redeemed .........................
(4,196) (1,300) (2,699) (41,401) (157) (314) (748) (744) (650)
Net Increase (Decrease) ...............
2,650 (163) 838 (15,214) 161 (230) (250) (327) 141
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized
gain on investments .................. $ (1,678) $ (68) $ (729) $ (8,106) $ (20) $ (7) $ (47) $ (39) $ (149)
Total Dividends and Distributions
$ (1,678) $ (68) $ (729) $ (8,106) $ (20) $ (7) $ (47) $ (39) $ (149)
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (5,201) $ (408) $ (2,362) $ (29,058) $ (54) $ (49) $ (208) $ (175) $ (519)
Total Dividends and Distributions
$ (5,201) $ (408) $ (2,362) $ (29,058) $ (54) $ (49) $ (208) $ (175) $ (519)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Government Money Market Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ – $ 21,680
Net realized gain (loss) on investments ............................................................................................. – 35
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations – 21,715
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ – (21,715)
Total Dividends and Distributions – (21,715)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,312,463 (894,600)
Total Increase (Decrease) in Net Assets 1,312,463 (894,600)
Net Assets
Beginning of period .................................................................................................................
3,077,863 3,972,463
End of period .......................................................................................................................
$ 4,390,326 $ 3,077,863
Institutional
Capital Share Transactions:
Period Ended April 30, 2021
Dollars:
Sold .................................................................................................. $ 32,470,348
Redeemed ..............................................................................................
(31,157,885)
Net Increase (Decrease) ....................................................................................
$ 1,312,463
Shares:
Sold .................................................................................................. 32,470,348
Redeemed ..............................................................................................
(31,157,885)
Net Increase (Decrease) ....................................................................................
1,312,463
Year Ended October 31, 2020
Dollars:
Sold .................................................................................................. $ 52,671,569
Redeemed ..............................................................................................
(53,566,169)
Net Increase (Decrease) ....................................................................................
$ (894,600)
Shares:
Sold .................................................................................................. 52,671,569
Redeemed ..............................................................................................
(53,566,169)
Net Increase (Decrease) ....................................................................................
(894,600)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
From net investment income and net realized gain on investments ...................................................... $ –
Total Dividends and Distributions
$ –
Year Ended October 31, 2020
From net investment income and net realized gain on investments ...................................................... $ (21,715)
Total Dividends and Distributions
$ (21,715)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands High Income Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 87,323 $ 177,822
Net realized gain (loss) on investments , foreign currencies and swap agreements ................................................. 9,543 (148,708)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and swap agreements ..................
127,259 33,905
Net Increase (Decrease) in Net Assets Resulting from Operations 224,125 63,019
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (90,644) (181,729)
Total Dividends and Distributions (90,644) (181,729)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
578,551 26,076
Total Increase (Decrease) in Net Assets 712,032 (92,634)
Net Assets
Beginning of period .................................................................................................................
3,025,176 3,117,810
End of period .......................................................................................................................
$ 3,737,208 $ 3,025,176
Class A Institutional
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ................................................................................................. $ 440 $ 696,758
Reinvested ............................................................................................ 66 90,564
Redeemed .............................................................................................
(5,546) (203,731)
Net Increase (Decrease) ...................................................................................
$ (5,040) $ 583,591
Shares:
Sold ................................................................................................. 47 74,485
Reinvested ............................................................................................ 7 9,683
Redeemed .............................................................................................
(590) (21,782)
Net Increase (Decrease) ...................................................................................
(536) 62,386
Year Ended October 31, 2020
Dollars:
Sold ................................................................................................. $ 903 $ 538,486
Reinvested ............................................................................................ 292 181,406
Redeemed .............................................................................................
(1,676) (693,335)
Net Increase (Decrease) ...................................................................................
$ (481) $ 26,557
Shares:
Sold ................................................................................................. 97 59,142
Reinvested ............................................................................................ 33 20,344
Redeemed .............................................................................................
(190) (78,457)
Net Increase (Decrease) ...................................................................................
(60) 1,029
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments ..................................................... $ (80) $ (90,564)
Total Dividends and Distributions
$ (80) $ (90,564)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ..................................................... $ (294) $ (181,435)
Total Dividends and Distributions
$ (294) $ (181,435)
(a)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands High Yield Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 72,678 $ 157,764
Net realized gain (loss) on investments and swap agreements ...................................................................... 37,924 (137,490)
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
105,061 87,706
Net Increase (Decrease) in Net Assets Resulting from Operations 215,663 107,980
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (76,522) (160,775)
Total Dividends and Distributions (76,522) (160,775)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(141,972) 64,905
Total Increase (Decrease) in Net Assets (2,831) 12,110
Net Assets
Beginning of period .................................................................................................................
2,983,092 2,970,982
End of period .......................................................................................................................
$ 2,980,261 $ 2,983,092
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2021
Dollars:
Sold ............................................................................. $ 107,599 $ 3,486 $ 175,029 $ 91,042
Reinvested ........................................................................ 11,392 2,161 34,627 12,420
Redeemed .........................................................................
(117,060) (50,586) (197,639) (214,443)
Net Increase (Decrease) ...............................................................
$ 1,931 $ (44,939) $ 12,017 $ (110,981)
Shares:
Sold ............................................................................. 14,745 473 24,234 12,601
Reinvested ........................................................................ 1,565 293 4,791 1,718
Redeemed .........................................................................
(16,092) (6,842) (27,351) (29,655)
Net Increase (Decrease) ...............................................................
218 (6,076) 1,674 (15,336)
Year Ended October 31, 2020
Dollars:
Sold ............................................................................. $ 218,555 $ 8,714 $ 843,418 $ 630,266
Reinvested ........................................................................ 26,450 6,216 73,826 22,078
Redeemed .........................................................................
(331,771) (62,888) (1,003,378) (366,581)
Net Increase (Decrease) ...............................................................
$ (86,766) $ (47,958) $ (86,134) $ 285,763
Shares:
Sold ............................................................................. 31,514 1,240 124,745 93,716
Reinvested ........................................................................ 3,822 887 10,741 3,215
Redeemed .........................................................................
(48,099) (9,061) (148,088) (54,315)
Net Increase (Decrease) ...............................................................
(12,763) (6,934) (12,602) 42,616
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
From net investment income and net realized gain on investments ................................. $ (12,300) $ (2,189) $ (36,380) $ (25,653)
Total Dividends and Distributions
$ (12,300) $ (2,189) $ (36,380) $ (25,653)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ................................. $ (28,329) $ (6,476) $ (78,321) $ (47,649)
Total Dividends and Distributions
$ (28,329) $ (6,476) $ (78,321) $ (47,649)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Inflation Protection Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 7,275 $ 18,797
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ............... 65,211 49,637
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , swap agreements and translation of assets & liabilities in foreign currencies ......................................................
(38,562) 70,114
Net Increase (Decrease) in Net Assets Resulting from Operations 33,924 138,548
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (8,693) (18,773)
Total Dividends and Distributions (8,693) (18,773)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(352,571) (81,541)
Total Increase (Decrease) in Net Assets (327,340) 38,234
Net Assets
Beginning of period .................................................................................................................
1,787,476 1,749,242
End of period .......................................................................................................................
$ 1,460,136 $ 1,787,476
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a), (b)
Dollars:
Sold ....................................... $ 1,276 $ 4,367 $ 127,830 $ 74 $ 148 $ 2,340 $ 245 $ 767
Reinvested .................................. 57 42 8,531 4 1 34 7 16
Redeemed ...................................
(17,090) (3,174) (473,014) (219) (441) (2,038) (488) (1,846)
Net Increase (Decrease) .........................
$ (15,757) $ 1,235 $ (336,653) $ (141) $ (292) $ 336 $ (236) $ (1,063)
Shares:
Sold ....................................... 139 490 13,567 9 17 262 27 82
Reinvested .................................. 6 5 904 – – 4 1 2
Redeemed ...................................
(1,863) (357) (50,525) (25) (50) (228) (54) (201)
Net Increase (Decrease) .........................
(1,718) 138 (36,054) (16) (33) 38 (26) (117)
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 8,128 $ 6,302 $ 326,725 $ 597 $ 88 $ 3,719 $ 2,004 $ 2,452
Reinvested .................................. 94 55 18,517 7 2 52 13 30
Redeemed ...................................
(3,627) (3,190) (437,807) (277) (297) (2,629) (1,678) (821)
Net Increase (Decrease) .........................
$ 4,595 $ 3,167 $ (92,565) $ 327 $ (207) $ 1,142 $ 339 $ 1,661
Shares:
Sold ....................................... 917 734 35,742 72 10 429 232 277
Reinvested .................................. 11 6 2,087 1 – 6 1 4
Redeemed ...................................
(417) (379) (49,337) (33) (35) (306) (194) (93)
Net Increase (Decrease) .........................
511 361 (11,508) 40 (25) 129 39 188
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a), (b)
From net investment income and net realized gain on
investments .................................. $ (58) $ (42) $ (8,531) $ (4) $ (1) $ (34) $ (7) $ (16)
Total Dividends and Distributions
$ (58) $ (42) $ (8,531) $ (4) $ (1) $ (34) $ (7) $ (16)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (95) $ (55) $ (18,519) $ (7) $ (2) $ (52) $ (13) $ (30)
Total Dividends and Distributions
$ (95) $ (55) $ (18,519) $ (7) $ (2) $ (52) $ (13) $ (30)
(a)
Class A shares discontinued operations on February 23, 2021.
(b)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Emerging Markets Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 419 $ 1,953
Net realized gain (loss) on investments and foreign currencies .................................................................... 14,116 (6,333)
Net change in unrealized appreciation/(depreciation) of investments and translation of assets & liabilities in foreign currencies
46,781 27,820
Net Increase (Decrease) in Net Assets Resulting from Operations 61,316 23,440
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (724) (9,892)
Total Dividends and Distributions (724) (9,892)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(3,794) (72,717)
Total Increase (Decrease) in Net Assets 56,798 (59,169)
Net Assets
Beginning of period .................................................................................................................
259,624 318,793
End of period .......................................................................................................................
$ 316,422 $ 259,624
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ................... $ 11,636 $ 871 $ 9,804 $ 10,743 $ 191 $ 299 $ 2,901 $ 405 $ 1,357 $ 1,074
Reinvested .............. 107 – 287 281 – – – 5 25 18
Redeemed ...............
(8,915) (2,112) (10,789) (13,281) (153) (2,262) (2,260) (487) (1,205) (2,334)
Net Increase (Decrease) .....
$ 2,828 $ (1,241) $ (698) $ (2,257) $ 38 $ (1,963) $ 641 $ (77) $ 177 $ (1,242)
Shares:
Sold ................... 352 29 311 338 6 10 88 12 41 34
Reinvested .............. 3 – 10 9 – – – – 1 –
Redeemed ...............
(271) (68) (349) (420) (5) (70) (71) (15) (37) (75)
Net Increase (Decrease) .....
84 (39) (28) (73) 1 (60) 17 (3) 5 (41)
Year Ended October 31, 2020
Dollars:
Sold ................... $ 5,604 $ 552 $ 7,156 $ 21,846 $ 340 $ 446 $ 1,121 $ 855 $ 1,682 $ 1,296
Reinvested .............. 2,224 165 2,862 3,664 41 46 171 105 324 259
Redeemed ...............
(13,744) (2,218) (15,789) (74,165) (994) (809) (1,957) (2,414) (4,949) (6,437)
Net Increase (Decrease) .....
$ (5,916) $ (1,501) $ (5,771) $ (48,655) $ (613) $ (317) $ (665) $ (1,454) $ (2,943) $ (4,882)
Shares:
Sold ................... 228 23 305 936 14 18 46 36 70 52
Reinvested .............. 84 7 113 141 2 2 7 4 12 10
Redeemed ...............
(560) (99) (669) (3,210) (41) (33) (84) (100) (203) (263)
Net Increase (Decrease) .....
(248) (69) (251) (2,133) (25) (13) (31) (60) (121) (201)
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and
net realized gain on investments $ (108) $ – $ (287) $ (281) $ – $ – $ – $ (5) $ (25) $ (18)
Total Dividends and
Distributions
$ (108) $ – $ (287) $ (281) $ – $ – $ – $ (5) $ (25) $ (18)
Year Ended October 31, 2020
From net investment income and
net realized gain on investments $ (2,247) $ (165) $ (2,867) $ (3,667) $ (41) $ (46) $ (171) $ (105) $ (324) $ (259)
Total Dividends and
Distributions
$ (2,247) $ (165) $ (2,867) $ (3,667) $ (41) $ (46) $ (171) $ (105) $ (324) $ (259)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Fund I
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 3,013 $ 4,808
Net realized gain (loss) on investments and foreign currencies .................................................................... 25,100 31,849
Net change in unrealized appreciation/(depreciation) of investments and translation of assets & liabilities in foreign currencies
57,536 (24,044)
Net Increase (Decrease) in Net Assets Resulting from Operations 85,649 12,613
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (21,153) (8,892)
Total Dividends and Distributions (21,153) (8,892)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(12,519) (63,543)
Total Increase (Decrease) in Net Assets 51,977 (59,822)
Net Assets
Beginning of period .................................................................................................................
292,343 352,165
End of period .......................................................................................................................
$ 344,320 $ 292,343
Class A Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a), (b)
Dollars:
Sold ....................................... $ 201 $ 9,779 $ 233 $ 17 $ 1,627 $ 193 $ 174 $ 10,559
Reinvested .................................. 649 7,072 77 66 146 174 106 12,750
Redeemed ...................................
(11,921) (14,461) (271) (1,288) (969) (837) (121) (26,474)
Net Increase (Decrease) .........................
$ (11,071) $ 2,390 $ 39 $ (1,205) $ 804 $ (470) $ 159 $ (3,165)
Shares:
Sold ....................................... 12 554 13 1 94 11 11 603
Reinvested .................................. 39 426 5 4 9 10 6 767
Redeemed ...................................
(679) (839) (15) (73) (54) (50) (7) (1,489)
Net Increase (Decrease) .........................
(628) 141 3 (68) 49 (29) 10 (119)
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 1,925 $ 20,468 $ 235 $ 302 $ 438 $ 378 $ 214 $ 6,417
Reinvested .................................. 225 2,937 27 26 58 68 41 5,506
Redeemed ...................................
(2,827) (38,298) (775) (995) (1,271) (651) (715) (57,276)
Net Increase (Decrease) .........................
$ (677) $ (14,893) $ (513) $ (667) $ (775) $ (205) $ (460) $ (45,353)
Shares:
Sold ....................................... 131 1,427 15 20 29 26 14 433
Reinvested .................................. 15 188 2 1 4 5 3 353
Redeemed ...................................
(206) (2,683) (54) (67) (85) (46) (49) (3,806)
Net Increase (Decrease) .........................
(60) (1,068) (37) (46) (52) (15) (32) (3,020)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a), (b)
From net investment income and net realized gain on
investments .................................. $ (649) $ (7,100) $ (77) $ (66) $ (146) $ (174) $ (106) $ (12,835)
Total Dividends and Distributions
$ (649) $ (7,100) $ (77) $ (66) $ (146) $ (174) $ (106) $ (12,835)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (225) $ (2,939) $ (27) $ (28) $ (58) $ (68) $ (41) $ (5,506)
Total Dividends and Distributions
$ (225) $ (2,939) $ (27) $ (28) $ (58) $ (68) $ (41) $ (5,506)
(a)
Class A shares discontinued operations on February 23, 2021.
(b)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (8,937) $ (8,485)
Net realized gain (loss) on investments and futures ................................................................................ 896,927 953,260
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
1,716,232 1,769,923
Net Increase (Decrease) in Net Assets Resulting from Operations 2,604,222 2,714,698
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (845,428) (787,672)
Total Dividends and Distributions (845,428) (787,672)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
569,942 (623,151)
Total Increase (Decrease) in Net Assets 2,328,736 1,303,875
Net Assets
Beginning of period .................................................................................................................
11,193,837 9,889,962
End of period .......................................................................................................................
$ 13,522,573 $ 11,193,837
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ............................. $ 27,438 $ 37,464 $ 213,844 $ 1,017 $ 446 $ 17,312 $ 9,126 $ 20,442 $ 952,300
Reinvested ........................ 37,338 31,623 195,549 1,054 740 7,528 6,494 23,032 539,670
Redeemed .........................
(47,101) (49,403) (225,584) (1,103) (11,623) (18,774) (23,062) (46,169) (1,129,656)
Net Increase (Decrease) ...............
$ 17,675 $ 19,684 $ 183,809 $ 968 $ (10,437) $ 6,066 $ (7,442) $ (2,695) $ 362,314
Shares:
Sold ............................. 1,374 2,320 10,295 61 28 941 485 1,032 44,930
Reinvested ........................ 1,927 2,019 9,628 65 47 424 355 1,195 26,585
Redeemed .........................
(2,372) (3,069) (10,836) (66) (710) (1,044) (1,232) (2,347) (53,948)
Net Increase (Decrease) ...............
929 1,270 9,087 60 (635) 321 (392) (120) 17,567
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 39,060 $ 56,815 $ 540,487 $ 1,822 $ 2,260 $ 15,812 $ 21,488 $ 27,889 $ 736,442
Reinvested ........................ 33,485 26,828 186,014 986 797 7,399 6,553 23,037 500,741
Redeemed .........................
(75,568) (72,976) (922,248) (4,194) (3,648) (32,261) (37,844) (95,667) (1,606,660)
Net Increase (Decrease) ...............
$ (3,023) $ 10,667 $ (195,747) $ (1,386) $ (591) $ (9,050) $ (9,803) $ (44,741) $ (369,477)
Shares:
Sold ............................. 2,381 4,210 33,023 129 164 1,037 1,406 1,694 45,189
Reinvested ........................ 2,184 2,136 11,655 75 62 524 451 1,514 31,392
Redeemed .........................
(4,663) (5,501) (53,905) (289) (266) (2,186) (2,512) (5,927) (91,600)
Net Increase (Decrease) ...............
(98) 845 (9,227) (85) (40) (625) (655) (2,719) (15,019)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized
gain on investments .................. $ (37,937) $ (31,666) $ (197,122) $ (1,054) $ (812) $ (7,528) $ (6,494) $ (23,032) $ (539,783)
Total Dividends and Distributions
$ (37,937) $ (31,666) $ (197,122) $ (1,054) $ (812) $ (7,528) $ (6,494) $ (23,032) $ (539,783)
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (33,828) $ (26,870) $ (187,277) $ (986) $ (869) $ (7,399) $ (6,553) $ (23,037) $ (500,853)
Total Dividends and Distributions
$ (33,828) $ (26,870) $ (187,277) $ (986) $ (869) $ (7,399) $ (6,553) $ (23,037) $ (500,853)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 40,833 $ 96,447
Net realized gain (loss) on investments and futures ................................................................................ 829,294 378,846
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
618,766 138,251
Net Increase (Decrease) in Net Assets Resulting from Operations 1,488,893 613,544
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (412,201) (229,065)
Total Dividends and Distributions (412,201) (229,065)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(1,050,506) (629,405)
Total Increase (Decrease) in Net Assets 26,186 (244,926)
Net Assets
Beginning of period .................................................................................................................
5,777,205 6,022,131
End of period .......................................................................................................................
$ 5,803,391 $ 5,777,205
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ............................. $ 47,394 $ 4,597 $ 48,974 $ 311,035 $ 4,380 $ 820 $ 31,946 $ 23,334 $ 31,093
Reinvested ........................ 36,288 4,361 55,753 270,983 854 1,103 12,530 10,532 18,976
Redeemed .........................
(49,000) (15,742) (57,311) (1,679,321) (2,416) (20,184) (53,291) (38,493) (49,701)
Net Increase (Decrease) ...............
$ 34,682 $ (6,784) $ 47,416 $ (1,097,303) $ 2,818 $ (18,261) $ (8,815) $ (4,627) $ 368
Shares:
Sold ............................. 2,094 212 2,199 13,907 203 37 1,420 1,037 1,367
Reinvested ........................ 1,684 208 2,618 12,576 40 51 581 487 867
Redeemed .........................
(2,188) (713) (2,607) (74,561) (107) (893) (2,386) (1,725) (2,210)
Net Increase (Decrease) ...............
1,590 (293) 2,210 (48,078) 136 (805) (385) (201) 24
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 82,481 $ 8,722 $ 77,097 $ 740,678 $ 2,801 $ 3,277 $ 26,851 $ 43,102 $ 38,898
Reinvested ........................ 15,854 1,969 26,250 161,813 383 588 6,024 5,151 10,697
Redeemed .........................
(92,273) (18,381) (136,220) (1,390,869) (6,307) (7,136) (55,334) (65,017) (110,504)
Net Increase (Decrease) ...............
$ 6,062 $ (7,690) $ (32,873) $ (488,378) $ (3,123) $ (3,271) $ (22,459) $ (16,764) $ (60,909)
Shares:
Sold ............................. 4,371 488 4,156 42,066 147 169 1,421 2,263 2,036
Reinvested ........................ 804 103 1,345 8,207 20 30 305 260 534
Redeemed .........................
(4,843) (994) (7,360) (70,896) (332) (378) (2,905) (3,404) (5,958)
Net Increase (Decrease) ...............
332 (403) (1,859) (20,623) (165) (179) (1,179) (881) (3,388)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized
gain on investments .................. $ (37,019) $ (4,375) $ (55,809) $ (270,986) $ (854) $ (1,103) $ (12,530) $ (10,532) $ (18,993)
Total Dividends and Distributions
$ (37,019) $ (4,375) $ (55,809) $ (270,986) $ (854) $ (1,103) $ (12,530) $ (10,532) $ (18,993)
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (16,123) $ (2,005) $ (26,269) $ (161,818) $ (383) $ (588) $ (6,024) $ (5,151) $ (10,704)
Total Dividends and Distributions
$ (16,123) $ (2,005) $ (26,269) $ (161, 818) $ (383) $ (588) $ (6,024) $ (5,151) $ (10,704)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Value Fund III
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 14,068 $ 33,524
Net realized gain (loss) on investments and futures ................................................................................ 104,367 (5,853)
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
572,605 (189,292)
Net Increase (Decrease) in Net Assets Resulting from Operations 691,040 (161,621)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (32,471) (138,725)
Total Dividends and Distributions (32,471) (138,725)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
831,615 (32,236)
Total Increase (Decrease) in Net Assets 1,490,184 (332,582)
Net Assets
Beginning of period .................................................................................................................
1,834,014 2,166,596
End of period .......................................................................................................................
$ 3,324,198 $ 1,834,014
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ................................................ $ 6,638 $ 1,043,095 $ 351 $ 222 $ 2,476 $ 421 $ 1,270
Reinvested ........................................... 918 31,346 21 13 44 26 102
Redeemed ............................................
(7,514) (242,903) (429) (1,937) (1,372) (257) (916)
Net Increase (Decrease) ..................................
$ 42 $ 831,538 $ (57) $ (1,702) $ 1,148 $ 190 $ 456
Shares:
Sold ................................................ 365 55,773 19 12 128 23 66
Reinvested ........................................... 55 1,841 1 1 2 1 6
Redeemed ............................................
(428) (13,701) (24) (105) (71) (14) (51)
Net Increase (Decrease) ..................................
(8) 43,913 (4) (92) 59 10 21
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 5,065 $ 231,979 $ 587 $ 281 $ 2,229 $ 245 $ 1,191
Reinvested ........................................... 4,620 132,561 214 117 319 248 643
Redeemed ............................................
(11,682) (389,062) (1,825) (919) (3,293) (1,927) (3,827)
Net Increase (Decrease) ..................................
$ (1,997) $ (24,522) $ (1,024) $ (521) $ (745) $ (1,434) $ (1,993)
Shares:
Sold ................................................ 349 14,862 40 17 151 16 77
Reinvested ........................................... 273 7,720 13 7 18 14 37
Redeemed ............................................
(783) (24,706) (117) (59) (225) (139) (255)
Net Increase (Decrease) ..................................
(161) (2,124) (64) (35) (56) (109) (141)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments .... $ (919) $ (31,346) $ (21) $ (13) $ (44) $ (26) $ (102)
Total Dividends and Distributions
$ (919) $ (31,346) $ (21) $ (13) $ (44) $ (26) $ (102)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (4,622) $ (132,562) $ (214) $ (117) $ (319) $ (248) $ (643)
Total Dividends and Distributions
$ (4,622) $ (132,562) $ (214) $ (117) $ (319) $ (248) $ (643)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (4,511) $ 31,827
Net realized gain (loss) on investments ............................................................................................. 698,677 267,166
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
4,747,489 676,827
Net Increase (Decrease) in Net Assets Resulting from Operations 5,441,655 975,820
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (236,706) (826,248)
Total Dividends and Distributions (236,706) (826,248)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(1,121,658) 1,287,975
Total Increase (Decrease) in Net Assets 4,083,291 1,437,547
Net Assets
Beginning of period .................................................................................................................
18,808,957 17,371,410
End of period .......................................................................................................................
$ 22,892,248 $ 18,808,957
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ................... $ 167,933 $ 5,963 $ 4,569 $ 1,385,750 $ 1,916 $ 1,104 $ 14,051 $ 3,943 $ 37,778 $ 407,884
Reinvested .............. 18,905 2,264 4,136 125,992 1,255 236 859 900 4,093 31,112
Redeemed ...............
(238,421) (90,760) (23,586) (2,084,169) (9,167) (22,101) (17,252) (16,040) (59,311) (781,494)
Net Increase (Decrease) .....
$ (51,583) $ (82,533) $ (14,881) $ (572,427) $ (5,996) $ (20,761) $ (2,342) $ (11,197) $ (17,440) $ (342,498)
Shares:
Sold ................... 4,655 196 134 38,206 59 35 405 109 1,058 11,153
Reinvested .............. 554 75 126 3,585 41 7 26 26 118 886
Redeemed ...............
(6,788) (2,810) (701) (57,099) (287) (667) (497) (450) (1,650) (21,706)
Net Increase (Decrease) .....
(1,579) (2,539) (441) (15,308) (187) (625) (66) (315) (474) (9,667)
Year Ended October 31, 2020
Dollars:
Sold ................... $ 240,678 $ 18,207 $ 11,059 $ 3,876,503 $ 7,227 $ 4,106 $ 13,646 $ 13,410 $ 80,045 $ 2,308,565
Reinvested .............. 70,903 9,601 16,080 442,566 4,688 1,002 3,605 3,433 18,239 105,411
Redeemed ...............
(344,983) (93,737) (40,655) (4,390,052) (19,431) (10,478) (33,894) (22,310) (158,219) (847,240)
Net Increase (Decrease) .....
$ (33,402) $ (65,929) $ (13,516) $ (70,983) $ (7,516) $ (5,370) $ (16,643) $ (5,467) $ (59,935) $ 1,566,736
Shares:
Sold ................... 8,367 721 410 135,035 275 153 492 467 2,740 77,110
Reinvested .............. 2,386 367 564 14,459 173 36 125 113 606 3,446
Redeemed ...............
(12,050) (3,645) (1,485) (149,335) (751) (389) (1,208) (764) (5,413) (28,472)
Net Increase (Decrease) .....
(1,297) (2,557) (511) 159 (303) (200) (591) (184) (2,067) 52,084
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and
net realized gain on investments $ (20,366) $ (2,308) $ (4,138) $ (152,681) $ (1,257) $ (243) $ (859) $ (900) $ (4,110) $ (49,844)
Total Dividends and
Distributions
$ (20,366) $ (2,308) $ (4,138) $ (152,681) $ (1,257) $ (243) $ (859) $ (900) $ (4,110) $ (49,844)
Year Ended October 31, 2020
From net investment income and
net realized gain on investments $ (75,669) $ (11,140) $ (16,087) $ (526,857) $ (4,690) $ (1,045) $ (3,605) $ (3,436) $ (18,294) $ (165,425)
Total Dividends and
Distributions
$ (75,669) $ (11,140) $ (16,087) $ (526,857) $ (4,690) $ (1,045) $ (3,605) $ (3,436) $ (18,294) $ (165,425)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Growth Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (530) $ (921)
Net realized gain (loss) on investments ............................................................................................. 40,398 28,625
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
28,985 27,024
Net Increase (Decrease) in Net Assets Resulting from Operations 68,853 54,728
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (26,203) (7,882)
Total Dividends and Distributions (26,203) (7,882)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
50,548 (13,966)
Total Increase (Decrease) in Net Assets 93,198 32,880
Net Assets
Beginning of period .................................................................................................................
197,184 164,304
End of period .......................................................................................................................
$ 290,382 $ 197,184
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ................................................ $ 30,764 $ 32,876 $ 168 $ 292 $ 5,330 $ 1,061 $ 7,737
Reinvested ........................................... 14,056 6,776 262 149 1,642 577 2,387
Redeemed ............................................
(23,363) (12,870) (868) (2,038) (6,086) (682) (7,622)
Net Increase (Decrease) ..................................
$ 21,457 $ 26,782 $ (438) $ (1,597) $ 886 $ 956 $ 2,502
Shares:
Sold ................................................ 3,156 2,417 17 26 426 80 552
Reinvested ........................................... 1,528 529 28 14 141 46 180
Redeemed ............................................
(2,447) (973) (86) (177) (498) (50) (542)
Net Increase (Decrease) ..................................
2,237 1,973 (41) (137) 69 76 190
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 23,570 $ 18,126 $ 683 $ 409 $ 3,677 $ 1,069 $ 3,498
Reinvested ........................................... 3,915 2,128 70 70 507 173 893
Redeemed ............................................
(27,032) (27,910) (631) (1,738) (5,128) (1,945) (8,370)
Net Increase (Decrease) ..................................
$ 453 $ (7,656) $ 122 $ (1,259) $ (944) $ (703) $ (3,979)
Shares:
Sold ................................................ 3,332 1,912 96 51 436 119 363
Reinvested ........................................... 609 246 10 10 63 20 100
Redeemed ............................................
(3,948) (3,118) (93) (223) (617) (205) (947)
Net Increase (Decrease) ..................................
(7) (960) 13 (162) (118) (66) (484)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments .... $ (14,066) $ (7,113) $ (262) $ (156) $ (1,642) $ (577) $ (2,387)
Total Dividends and Distributions
$ (14,066) $ (7,113) $ (262) $ (156) $ (1,642) $ (577) $ (2,387)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (3,917) $ (2,214) $ (70) $ (108) $ (507) $ (173) $ (893)
Total Dividends and Distributions
$ (3,917) $ (2,214) $ (70) $ (108) $ (507) $ (173) $ (893)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Growth Fund III
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (2,828) $ (3,854)
Net realized gain (loss) on investments and futures ................................................................................ 178,184 78,074
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
107,072 155,274
Net Increase (Decrease) in Net Assets Resulting from Operations 282,428 229,494
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (65,880) (86,444)
Total Dividends and Distributions (65,880) (86,444)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(279,664) (43,388)
Total Increase (Decrease) in Net Assets (63,116) 99,662
Net Assets
Beginning of period .................................................................................................................
1,188,057 1,088,395
End of period .......................................................................................................................
$ 1,124,941 $ 1,188,057
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ................................................ $ 4,603 $ 72,649 $ 214 $ 57 $ 2,391 $ 163 $ 759
Reinvested ........................................... 3,476 61,499 111 116 158 137 383
Redeemed ............................................
(6,957) (414,469) (355) (2,042) (770) (254) (1,533)
Net Increase (Decrease) ..................................
$ 1,122 $ (280,321) $ (30) $ (1,869) $ 1,779 $ 46 $ (391)
Shares:
Sold ................................................ 395 4,638 17 5 168 12 49
Reinvested ........................................... 301 4,025 10 9 12 10 25
Redeemed ............................................
(594) (26,389) (30) (162) (56) (18) (97)
Net Increase (Decrease) ..................................
102 (17,726) (3) (148) 124 4 (23)
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 6,487 $ 73,915 $ 384 $ 401 $ 1,554 $ 451 $ 2,131
Reinvested ........................................... 4,328 80,839 138 171 222 257 489
Redeemed ............................................
(10,441) (196,980) (680) (905) (2,152) (1,670) (2,327)
Net Increase (Decrease) ..................................
$ 374 $ (42,226) $ (158) $ (333) $ (376) $ (962) $ 293
Shares:
Sold ................................................ 705 6,263 42 40 142 40 173
Reinvested ........................................... 478 6,868 16 18 21 23 41
Redeemed ............................................
(1,150) (15,729) (71) (93) (211) (151) (192)
Net Increase (Decrease) ..................................
33 (2,598) (13) (35) (48) (88) 22
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments .... $ (3,476) $ (61,499) $ (111) $ (116) $ (158) $ (137) $ (383)
Total Dividends and Distributions
$ (3,476) $ (61,499) $ (111) $ (116) $ (158) $ (137) $ (383)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (4,328) $ (80,839) $ (138) $ (171) $ (222) $ (257) $ (489)
Total Dividends and Distributions
$ (4,328) $ (80,839) $ (138) $ (171) $ (222) $ (257) $ (489)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap S&P 400 Index Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 7,111 $ 13,554
Net realized gain (loss) on investments and futures ................................................................................ 67,686 88,058
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
359,797 (101,845)
Net Increase (Decrease) in Net Assets Resulting from Operations 434,594 (233)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (82,537) (77,783)
Total Dividends and Distributions (82,537) (77,783)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
54,197 (226,184)
Total Increase (Decrease) in Net Assets 406,254 (304,200)
Net Assets
Beginning of period .................................................................................................................
994,330 1,298,530
End of period .......................................................................................................................
$ 1,400,584 $ 994,330
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ....................................... $ 12,541 $ 54,529 $ 497 $ 373 $ 17,912 $ 7,689 $ 13,358 $ 122,045
Reinvested .................................. 8,575 14,376 376 446 4,710 3,271 7,826 42,649
Redeemed ...................................
(12,703) (52,621) (875) (9,950) (16,651) (12,080) (30,892) (121,204)
Net Increase (Decrease) .........................
$ 8,413 $ 16,284 $ (2) $ (9,131) $ 5,971 $ (1,120) $ (9,708) $ 43,490
Shares:
Sold ....................................... 550 2,412 22 16 745 321 561 5,381
Reinvested .................................. 416 673 18 20 216 149 354 1,998
Redeemed ...................................
(585) (2,344) (38) (412) (719) (518) (1,334) (5,287)
Net Increase (Decrease) .........................
381 741 2 (376) 242 (48) (419) 2,092
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 14,570 $ 68,480 $ 894 $ 1,622 $ 10,962 $ 11,106 $ 17,801 $ 155,550
Reinvested .................................. 7,425 20,376 336 486 4,586 3,324 7,609 33,561
Redeemed ...................................
(29,357) (222,723) (3,400) (3,967) (28,941) (25,115) (50,053) (221,316)
Net Increase (Decrease) .........................
$ (7,362) $ (133,867) $ (2,170) $ (1,859) $ (13,393) $ (10,685) $ (24,643) $ (32,205)
Shares:
Sold ....................................... 879 3,915 48 88 603 596 961 9,382
Reinvested .................................. 377 1,001 17 23 221 160 362 1,650
Redeemed ...................................
(1,702) (12,117) (183) (210) (1,529) (1,330) (2,623) (11,817)
Net Increase (Decrease) .........................
(446) (7,201) (118) (99) (705) (574) (1,300) (785)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on
investments .................................. $ (8,590) $ (14,663) $ (376) $ (446) $ (4,710) $ (3,271) $ (7,832) $ (42,649)
Total Dividends and Distributions
$ (8,590) $ (14,663) $ (376) $ (446) $ (4,710) $ (3,271) $ (7,832) $ (42,649)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (7,434) $ (20,440) $ (336) $ (486) $ (4,586) $ (3,324) $ (7,614) $ (33,563)
Total Dividends and Distributions
$ (7,434) $ (20,440) $ (336) $ (486) $ (4,586) $ (3,324) $ (7,614) $ (33,563)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Value Fund I
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 16,089 $ 34,572
Net realized gain (loss) on investments and futures ................................................................................ 131,952 (23,502)
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
751,744 (144,672)
Net Increase (Decrease) in Net Assets Resulting from Operations 899,785 (133,602)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (33,257) (127,497)
Total Dividends and Distributions (33,257) (127,497)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(147,452) (112,353)
Total Increase (Decrease) in Net Assets 719,076 (373,452)
Net Assets
Beginning of period .................................................................................................................
2,127,945 2,501,397
End of period .......................................................................................................................
$ 2,847,021 $ 2,127,945
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ............................. $ 9,935 $ 11,238 $ 53,774 $ 364 $ 65 $ 3,900 $ 1,607 $ 4,038 $ 116,858
Reinvested ........................ 237 1,825 2,956 16 14 120 118 275 27,543
Redeemed .........................
(5,443) (11,154) (80,070) (472) (2,339) (3,228) (1,891) (5,033) (272,705)
Net Increase (Decrease) ...............
$ 4,729 $ 1,909 $ (23,340) $ (92) $ (2,260) $ 792 $ (166) $ (720) $ (128,304)
Shares:
Sold ............................. 590 679 3,200 23 4 242 101 247 7,081
Reinvested ........................ 16 125 200 1 1 8 8 19 1,860
Redeemed .........................
(337) (716) (5,427) (31) (146) (205) (123) (330) (17,537)
Net Increase (Decrease) ...............
269 88 (2,027) (7) (141) 45 (14) (64) (8,596)
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 5,953 $ 6,119 $ 68,912 $ 440 $ 332 $ 2,440 $ 1,723 $ 2,837 $ 114,067
Reinvested ........................ 1,257 7,619 13,115 107 128 618 658 1,319 102,537
Redeemed .........................
(7,087) (20,944) (102,650) (970) (1,316) (4,274) (5,034) (9,072) (291,187)
Net Increase (Decrease) ...............
$ 123 $ (7,206) $ (20,623) $ (423) $ (856) $ (1,216) $ (2,653) $ (4,916) $ (74,583)
Shares:
Sold ............................. 468 493 5,639 36 27 212 137 224 9,089
Reinvested ........................ 88 537 913 8 9 44 46 92 7,119
Redeemed .........................
(567) (1,680) (7,880) (78) (107) (349) (393) (681) (22,318)
Net Increase (Decrease) ...............
(11) (650) (1,328) (34) (71) (93) (210) (365) (6,110)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized
gain on investments .................. $ (238) $ (1,827) $ (3,106) $ (16) $ (14) $ (120) $ (118) $ (275) $ (27,543)
Total Dividends and Distributions
$ (238) $ (1,827) $ (3,106) $ (16) $ (14) $ (120) $ (118) $ (275) $ (27,543)
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (1,269) $ (7,625) $ (13,231) $ (107) $ (132) $ (618) $ (658) $ (1,319) $ (102,538)
Total Dividends and Distributions
$ (1,269) $ (7,625) $ (13,231) $ (107) $ (132) $ (618) $ (658) $ (1,319) $ (102,538)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Money Market Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ – $ 3,391
Net realized gain (loss) on investments ............................................................................................. – –
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations – 3,391
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ – (3,391)
Total Dividends and Distributions – (3,391)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(67,788) 277,106
Total Increase (Decrease) in Net Assets (67,788) 277,106
Net Assets
Beginning of period .................................................................................................................
797,697 520,591
End of period .......................................................................................................................
$ 729,909 $ 797,697
Class A Class J
Capital Share Transactions:
Period Ended April 30, 2021
Dollars:
Sold ................................................................................................. $ 125,726 $ 129,610
Redeemed .............................................................................................
(154,750) (168,374)
Net Increase (Decrease) ...................................................................................
$ (29,024) $ (38,764)
Shares:
Sold ................................................................................................. 125,726 129,610
Redeemed .............................................................................................
(154,750) (168,374)
Net Increase (Decrease) ...................................................................................
(29,024) (38,764)
Year Ended October 31, 2020
Dollars:
Sold ................................................................................................. $ 353,233 $ 463,183
Reinvested ............................................................................................ 1,563 1,761
Redeemed .............................................................................................
(254,915) (287,719)
Net Increase (Decrease) ...................................................................................
$ 99,881 $ 177,225
Shares:
Sold ................................................................................................. 353,233 463,183
Reinvested ............................................................................................ 1,563 1,761
Redeemed .............................................................................................
(254,915) (287,719)
Net Increase (Decrease) ...................................................................................
99,881 177,225
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
From net investment income and net realized gain on investments ..................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended October 31, 2020
From net investment income and net realized gain on investments ..................................................... $ (1,595) $ (1,796)
Total Dividends and Distributions
$ (1,595) $ (1,796)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Overseas Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 22,578 $ 53,356
Net realized gain (loss) on investments , foreign currencies and futures ............................................................ 238,468 (234,289)
Net change in unrealized appreciation/(depreciation) of investments , futures and translation of assets & liabilities in foreign currencies ......................................................................................................................
669,935 (176,644)
Net Increase (Decrease) in Net Assets Resulting from Operations 930,981 (357,577)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (50,040) (81,460)
Total Dividends and Distributions (50,040) (81,460)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(127,832) 172,214
Total Increase (Decrease) in Net Assets 753,109 (266,823)
Net Assets
Beginning of period .................................................................................................................
2,315,786 2,582,609
End of period .......................................................................................................................
$ 3,068,895 $ 2,315,786
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .......................................................... $ 338,964 $ 1 $ – $ 164 $ 11 $ 10
Reinvested ..................................................... 50,023 – – 7 10 –
Redeemed ......................................................
(516,283) (1) (15) (69) (11) (643)
Net Increase (Decrease) ............................................
$ (127,296) $ – $ (15) $ 102 $ 10 $ (633)
Shares:
Sold .......................................................... 30,923 – – 15 1 1
Reinvested ..................................................... 4,876 – – 1 1 –
Redeemed ......................................................
(49,005) – (1) (7) (1) (63)
Net Increase (Decrease) ............................................
(13,206) – (1) 9 1 (62)
Year Ended October 31, 2020
Dollars:
Sold .......................................................... $ 820,939 $ 2 $ – $ 378 $ 26 $ 96
Reinvested ..................................................... 81,412 – – 15 15 18
Redeemed ......................................................
(730,162) (2) – (424) – (99)
Net Increase (Decrease) ............................................
$ 172,189 $ – $ – $ (31) $ 41 $ 15
Shares:
Sold .......................................................... 93,475 – – 50 3 11
Reinvested ..................................................... 8,125 – – 2 2 2
Redeemed ......................................................
(82,786) – – (53) – (13)
Net Increase (Decrease) ............................................
18,814 – – (1) 5 –
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments .............. $ (50,023) $ – $ – $ (7) $ (10) $ –
Total Dividends and Distributions
$ (50,023) $ – $ – $ (7) $ (10) $ –
Year Ended October 31, 2020
From net investment income and net realized gain on investments .............. $ (81,412) $ – $ – $ (15) $ (15) $ (18)
Total Dividends and Distributions
$ (81,412) $ – $ – $ (15) $ (15) $ (18)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 9,043 $ 17,134
Net realized gain (loss) on investments and foreign currencies .................................................................... 131,357 94,069
Net change in unrealized appreciation/(depreciation) of investments and translation of assets & liabilities in foreign currencies
306,934 55,892
Net Increase (Decrease) in Net Assets Resulting from Operations 447,334 167,095
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (105,010) (147,162)
Total Dividends and Distributions (105,010) (147,162)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
13,249 (4,473)
Total Increase (Decrease) in Net Assets 355,573 15,460
Net Assets
Beginning of period .................................................................................................................
1,802,915 1,787,455
End of period .......................................................................................................................
$ 2,158,488 $ 1,802,915
Class A Class C Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ....................................... $ 27,466 $ 1,522 $ 72,804 $ 95 $ 80 $ 1,820 $ 758 $ 2,788
Reinvested .................................. 55,902 2,878 42,151 77 52 782 753 1,737
Redeemed ...................................
(71,015) (9,117) (99,983) (447) (1,196) (3,261) (6,746) (6,651)
Net Increase (Decrease) .........................
$ 12,353 $ (4,717) $ 14,972 $ (275) $ (1,064) $ (659) $ (5,235) $ (2,126)
Shares:
Sold ....................................... 480 43 1,249 2 2 32 13 48
Reinvested .................................. 1,013 84 739 1 1 14 13 31
Redeemed ...................................
(1,249) (252) (1,714) (7) (21) (58) (117) (114)
Net Increase (Decrease) .........................
244 (125) 274 (4) (18) (12) (91) (35)
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 37,639 $ 3,762 $ 138,877 $ 350 $ 165 $ 1,977 $ 3,075 $ 9,147
Reinvested .................................. 80,100 4,432 56,157 141 101 1,185 1,305 2,830
Redeemed ...................................
(134,275) (10,735) (170,543) (681) (1,491) (5,092) (7,980) (14,919)
Net Increase (Decrease) .........................
$ (16,536) $ (2,541) $ 24,491 $ (190) $ (1,225) $ (1,930) $ (3,600) $ (2,942)
Shares:
Sold ....................................... 783 123 2,753 7 3 40 65 191
Reinvested .................................. 1,621 140 1,101 3 2 24 26 56
Redeemed ...................................
(2,791) (353) (3,441) (14) (31) (105) (162) (300)
Net Increase (Decrease) .........................
(387) (90) 413 (4) (26) (41) (71) (53)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on
investments .................................. $ (56,566) $ (2,884) $ (42,159) $ (77) $ (52) $ (782) $ (753) $ (1,737)
Total Dividends and Distributions
$ (56,566) $ (2,884) $ (42,159) $ (77) $ (52) $ (782) $ (753) $ (1,737)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (80,938) $ (4,476) $ (56,168) $ (141) $ (119) $ (1,185) $ (1,305) $ (2,830)
Total Dividends and Distributions
$ (80,938) $ (4,476) $ (56,168) $ (141) $ (119) $ (1,185) $ (1,305) $ (2,830)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2010 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 8,788 $ 15,915
Net realized gain (loss) on investments ............................................................................................. 33,307 34,563
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
22,626 (9,916)
Net Increase (Decrease) in Net Assets Resulting from Operations 64,721 40,562
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (48,292) (48,421)
Total Dividends and Distributions (48,292) (48,421)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
4,103 (9,487)
Total Increase (Decrease) in Net Assets 20,532 (17,346)
Net Assets
Beginning of period .................................................................................................................
709,688 727,034
End of period .......................................................................................................................
$ 730,220 $ 709,688
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ....................................... $ 677 $ 3,284 $ 24,304 $ 212 $ 81 $ 4,071 $ 751 $ 1,976
Reinvested .................................. 1,785 14,004 28,249 241 171 1,625 617 1,588
Redeemed ...................................
(1,883) (14,317) (43,215) (605) (3,375) (9,617) (2,095) (4,426)
Net Increase (Decrease) .........................
$ 579 $ 2,971 $ 9,338 $ (152) $ (3,123) $ (3,921) $ (727) $ (862)
Shares:
Sold ....................................... 49 242 1,800 16 6 306 57 149
Reinvested .................................. 133 1,056 2,119 18 13 123 46 119
Redeemed ...................................
(139) (1,069) (3,214) (45) (252) (722) (157) (330)
Net Increase (Decrease) .........................
43 229 705 (11) (233) (293) (54) (62)
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 2,610 $ 8,508 $ 46,846 $ 993 $ 1,097 $ 4,209 $ 1,412 $ 5,796
Reinvested .................................. 1,738 14,032 28,123 232 196 1,570 743 1,763
Redeemed ...................................
(4,108) (26,143) (75,791) (994) (1,684) (6,103) (4,308) (10,224)
Net Increase (Decrease) .........................
$ 240 $ (3,603) $ (822) $ 231 $ (391) $ (324) $ (2,153) $ (2,665)
Shares:
Sold ....................................... 200 667 3,646 78 85 322 111 450
Reinvested .................................. 133 1,087 2,171 19 15 122 58 136
Redeemed ...................................
(320) (2,045) (5,893) (77) (131) (470) (340) (806)
Net Increase (Decrease) .........................
13 (291) (76) 20 (31) (26) (171) (220)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on
investments .................................. $ (1,788) $ (14,012) $ (28,249) $ (241) $ (172) $ (1,625) $ (617) $ (1,588)
Total Dividends and Distributions
$ (1,788) $ (14,012) $ (28,249) $ (241) $ (172) $ (1,625) $ (617) $ (1,588)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (1,744) $ (14,050) $ (28,123) $ (232) $ (196) $ (1,570) $ (743) $ (1,763)
Total Dividends and Distributions
$ (1,744) $ (14,050) $ (28,123) $ (232) $ (196) $ (1,570) $ (743) $ (1,763)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2015 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 4,543 $ 8,133
Net realized gain (loss) on investments ............................................................................................. 20,208 14,308
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
16,724 (1,821)
Net Increase (Decrease) in Net Assets Resulting from Operations 41,475 20,620
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (19,913) (44,920)
Total Dividends and Distributions (19,913) (44,920)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
8,968 (7,194)
Total Increase (Decrease) in Net Assets 30,530 (31,494)
Net Assets
Beginning of period .................................................................................................................
351,993 383,487
End of period .......................................................................................................................
$ 382,523 $ 351,993
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .......................................................... $ 26,827 $ 72 $ 79 $ 3,958 $ 677 $ 1,479
Reinvested ..................................................... 15,783 144 80 1,616 752 1,513
Redeemed ......................................................
(28,001) (539) (1,907) (8,330) (1,587) (3,648)
Net Increase (Decrease) ............................................
$ 14,609 $ (323) $ (1,748) $ (2,756) $ (158) $ (656)
Shares:
Sold .......................................................... 2,653 7 8 404 68 148
Reinvested ..................................................... 1,589 15 8 167 77 155
Redeemed ......................................................
(2,786) (54) (193) (844) (161) (367)
Net Increase (Decrease) ............................................
1,456 (32) (177) (273) (16) (64)
Year Ended October 31, 2020
Dollars:
Sold .......................................................... $ 46,197 $ 411 $ 378 $ 3,560 $ 1,458 $ 4,307
Reinvested ..................................................... 34,502 410 284 4,119 2,085 3,505
Redeemed ......................................................
(81,171) (948) (1,267) (10,406) (6,315) (8,303)
Net Increase (Decrease) ............................................
$ (472) $ (127) $ (605) $ (2,727) $ (2,772) $ (491)
Shares:
Sold .......................................................... 4,864 46 39 389 158 461
Reinvested ..................................................... 3,637 44 31 446 224 376
Redeemed ......................................................
(8,668) (104) (136) (1,134) (689) (898)
Net Increase (Decrease) ............................................
(167) (14) (66) (299) (307) (61)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments .............. $ (15,807) $ (144) $ (80) $ (1,616) $ (752) $ (1,514)
Total Dividends and Distributions
$ (15,807) $ (144) $ (80) $ (1,616) $ (752) $ (1,514)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .............. $ (34,517) $ (410) $ (284) $ (4,119) $ (2,085) $ (3,505)
Total Dividends and Distributions
$ (34,517) $ (410) $ (284) $ (4,119) $ (2,085) $ (3,505)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 46,553 $ 82,446
Net realized gain (loss) on investments ............................................................................................. 213,039 148,437
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
250,363 (26,121)
Net Increase (Decrease) in Net Assets Resulting from Operations 509,955 204,762
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (215,078) (324,723)
Total Dividends and Distributions (215,078) (324,723)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(54,646) (270,368)
Total Increase (Decrease) in Net Assets 240,231 (390,329)
Net Assets
Beginning of period .................................................................................................................
3,583,525 3,973,854
End of period .......................................................................................................................
$ 3,823,756 $ 3,583,525
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ....................................... $ 5,382 $ 23,550 $ 58,081 $ 764 $ 537 $ 22,648 $ 4,174 $ 8,963
Reinvested .................................. 5,620 49,806 139,260 835 801 6,198 2,789 9,407
Redeemed ...................................
(9,697) (63,846) (238,685) (3,779) (19,248) (28,441) (9,322) (20,443)
Net Increase (Decrease) .........................
$ 1,305 $ 9,510 $ (41,344) $ (2,180) $ (17,910) $ 405 $ (2,359) $ (2,073)
Shares:
Sold ....................................... 361 1,586 3,900 52 36 1,548 284 608
Reinvested .................................. 384 3,453 9,589 58 56 432 194 651
Redeemed ...................................
(653) (4,352) (16,212) (255) (1,313) (1,945) (640) (1,403)
Net Increase (Decrease) .........................
92 687 (2,723) (145) (1,221) 35 (162) (144)
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 9,586 $ 38,045 $ 95,644 $ 1,515 $ 1,904 $ 9,321 $ 6,489 $ 16,319
Reinvested .................................. 7,817 71,943 210,631 1,430 1,553 9,582 5,590 15,606
Redeemed ...................................
(16,325) (132,173) (483,335) (4,999) (7,620) (31,888) (34,654) (62,349)
Net Increase (Decrease) .........................
$ 1,078 $ (22,185) $ (177,060) $ (2,054) $ (4,163) $ (12,985) $ (22,575) $ (30,424)
Shares:
Sold ....................................... 691 2,802 7,042 111 142 686 475 1,205
Reinvested .................................. 563 5,249 15,279 104 113 703 409 1,138
Redeemed ...................................
(1,204) (9,894) (35,901) (361) (560) (2,366) (2,626) (4,561)
Net Increase (Decrease) .........................
50 (1,843) (13,580) (146) (305) (977) (1,742) (2,218)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on
investments .................................. $ (5,816) $ (49,851) $ (139,291) $ (835) $ (882) $ (6,199) $ (2,789) $ (9,415)
Total Dividends and Distributions
$ (5,816) $ (49,851) $ (139,291) $ (835) $ (882) $ (6,199) $ (2,789) $ (9,415)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (8,164) $ (72,008) $ (210,682) $ (1,430) $ (1,649) $ (9,586) $ (5,590) $ (15,614)
Total Dividends and Distributions
$ (8,164) $ (72,008) $ (210,682) $ (1,430) $ (1,649) $ (9,586) $ (5,590) $ (15,614)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2025 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 20,814 $ 31,844
Net realized gain (loss) on investments ............................................................................................. 90,665 55,531
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
155,849 (3,847)
Net Increase (Decrease) in Net Assets Resulting from Operations 267,328 83,528
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (84,796) (101,273)
Total Dividends and Distributions (84,796) (101,273)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
66,816 53,046
Total Increase (Decrease) in Net Assets 249,348 35,301
Net Assets
Beginning of period .................................................................................................................
1,530,655 1,495,354
End of period .......................................................................................................................
$ 1,780,003 $ 1,530,655
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .......................................................... $ 82,747 $ 396 $ 636 $ 16,862 $ 4,293 $ 7,497
Reinvested ..................................................... 68,892 363 523 6,255 2,702 5,986
Redeemed ......................................................
(72,623) (1,882) (13,842) (25,381) (7,168) (9,440)
Net Increase (Decrease) ............................................
$ 79,016 $ (1,123) $ (12,683) $ (2,264) $ (173) $ 4,043
Shares:
Sold .......................................................... 6,519 32 52 1,367 345 598
Reinvested ..................................................... 5,597 30 44 521 222 490
Redeemed ......................................................
(5,807) (152) (1,124) (2,050) (577) (749)
Net Increase (Decrease) ............................................
6,309 (90) (1,028) (162) (10) 339
Year Ended October 31, 2020
Dollars:
Sold .......................................................... $ 193,168 $ 1,746 $ 3,117 $ 12,135 $ 8,645 $ 16,289
Reinvested ..................................................... 79,752 635 739 8,470 3,992 7,449
Redeemed ......................................................
(191,117) (4,557) (4,254) (28,428) (23,610) (31,125)
Net Increase (Decrease) ............................................
$ 81,803 $ (2,176) $ (398) $ (7,823) $ (10,973) $ (7,387)
Shares:
Sold .......................................................... 17,021 161 279 1,092 780 1,454
Reinvested ..................................................... 6,923 57 66 752 351 652
Redeemed ......................................................
(16,945) (412) (407) (2,643) (2,163) (2,751)
Net Increase (Decrease) ............................................
6,999 (194) (62) (799) (1,032) (645)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments .............. $ (68,942) $ (364) $ (547) $ (6,255) $ (2,702) $ (5,986)
Total Dividends and Distributions
$ (68,942) $ (364) $ (547) $ (6,255) $ (2,702) $ (5,986)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .............. $ (79,965) $ (637) $ (760) $ (8,470) $ (3,992) $ (7,449)
Total Dividends and Distributions
$ (79,965) $ (637) $ (760) $ (8,470) $ (3,992) $ (7,449)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 74,382 $ 112,965
Net realized gain (loss) on investments ............................................................................................. 361,226 255,400
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
648,742 (69,221)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,084,350 299,144
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (360,061) (346,217)
Total Dividends and Distributions (360,061) (346,217)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
267,333 (76,619)
Total Increase (Decrease) in Net Assets 991,622 (123,692)
Net Assets
Beginning of period .................................................................................................................
5,355,134 5,478,826
End of period .......................................................................................................................
$ 6,346,756 $ 5,355,134
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ....................................... $ 12,928 $ 23,360 $ 162,288 $ 1,276 $ 1,388 $ 36,745 $ 7,147 $ 18,236
Reinvested .................................. 8,016 77,859 243,967 1,260 1,386 9,019 4,081 14,063
Redeemed ...................................
(9,730) (60,980) (188,130) (3,988) (27,894) (29,734) (10,931) (24,299)
Net Increase (Decrease) .........................
$ 11,214 $ 40,239 $ 218,125 $ (1,452) $ (25,120) $ 16,030 $ 297 $ 8,000
Shares:
Sold ....................................... 801 1,425 10,070 81 87 2,288 429 1,134
Reinvested .................................. 513 5,008 15,626 81 89 582 253 903
Redeemed ...................................
(607) (3,814) (11,903) (249) (1,737) (1,862) (659) (1,526)
Net Increase (Decrease) .........................
707 2,619 13,793 (87) (1,561) 1,008 23 511
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 13,843 $ 40,058 $ 201,928 $ 2,503 $ 3,248 $ 14,728 $ 7,618 $ 33,335
Reinvested .................................. 7,271 74,699 232,523 1,180 1,484 8,548 5,058 15,104
Redeemed ...................................
(17,817) (131,337) (434,529) (4,058) (6,925) (32,700) (33,816) (78,565)
Net Increase (Decrease) .........................
$ 3,297 $ (16,580) $ (78) $ (375) $ (2,193) $ (9,424) $ (21,140) $ (30,126)
Shares:
Sold ....................................... 959 2,809 14,138 177 225 1,035 514 2,306
Reinvested .................................. 495 5,117 15,874 81 101 587 334 1,033
Redeemed ...................................
(1,241) (9,327) (30,414) (287) (482) (2,328) (2,341) (5,441)
Net Increase (Decrease) .........................
213 (1,401) (402) (29) (156) (706) (1,493) (2,102)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on
investments .................................. $ (8,379) $ (77,874) $ (243,985) $ (1,260) $ (1,390) $ (9,029) $ (4,081) $ (14,063)
Total Dividends and Distributions
$ (8,379) $ (77,874) $ (243,985) $ (1,260) $ (1,390) $ (9,029) $ (4,081) $ (14,063)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (7,599) $ (74,704) $ (232,528) $ (1,180) $ (1,488) $ (8,556) $ (5,058) $ (15,104)
Total Dividends and Distributions
$ (7,599) $ (74,704) $ (232,528) $ (1,180) $ (1,488) $ (8,556) $ (5,058) $ (15,104)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2035 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 19,321 $ 24,657
Net realized gain (loss) on investments ............................................................................................. 75,187 48,459
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
197,992 (265)
Net Increase (Decrease) in Net Assets Resulting from Operations 292,500 72,851
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (74,807) (86,141)
Total Dividends and Distributions (74,807) (86,141)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
128,440 82,926
Total Increase (Decrease) in Net Assets 346,133 69,636
Net Assets
Beginning of period .................................................................................................................
1,279,011 1,209,375
End of period .......................................................................................................................
$ 1,625,144 $ 1,279,011
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .......................................................... $ 99,092 $ 467 $ 460 $ 17,844 $ 5,280 $ 9,162
Reinvested ..................................................... 61,783 350 565 4,613 2,155 5,294
Redeemed ......................................................
(37,442) (1,545) (13,495) (11,737) (6,169) (8,237)
Net Increase (Decrease) ............................................
$ 123,433 $ (728) $ (12,470) $ 10,720 $ 1,266 $ 6,219
Shares:
Sold .......................................................... 7,147 35 34 1,313 387 665
Reinvested ..................................................... 4,645 27 44 354 164 401
Redeemed ......................................................
(2,754) (115) (1,001) (868) (452) (588)
Net Increase (Decrease) ............................................
9,038 (53) (923) 799 99 478
Year Ended October 31, 2020
Dollars:
Sold .......................................................... $ 156,742 $ 1,374 $ 1,601 $ 9,382 $ 6,419 $ 13,982
Reinvested ..................................................... 69,034 542 799 5,925 3,130 6,579
Redeemed ......................................................
(129,135) (2,908) (3,288) (15,849) (15,010) (26,393)
Net Increase (Decrease) ............................................
$ 96,641 $ (992) $ (888) $ (542) $ (5,461) $ (5,832)
Shares:
Sold .......................................................... 13,146 120 138 795 545 1,183
Reinvested ..................................................... 5,621 45 67 491 257 539
Redeemed ......................................................
(10,685) (247) (299) (1,377) (1,297) (2,217)
Net Increase (Decrease) ............................................
8,082 (82) (94) (91) (495) (495)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments .............. $ (61,821) $ (350) $ (574) $ (4,613) $ (2,155) $ (5,294)
Total Dividends and Distributions
$ (61,821) $ (350) $ (574) $ (4,613) $ (2,155) $ (5,294)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .............. $ (69,149) $ (542) $ (816) $ (5,925) $ (3,130) $ (6,579)
Total Dividends and Distributions
$ (69,149) $ (542) $ (816) $ (5,925) $ (3,130) $ (6,579)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 56,931 $ 73,417
Net realized gain (loss) on investments ............................................................................................. 280,444 173,873
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
593,141 (37,115)
Net Increase (Decrease) in Net Assets Resulting from Operations 930,516 210,175
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (247,588) (269,913)
Total Dividends and Distributions (247,588) (269,913)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
151,636 70,055
Total Increase (Decrease) in Net Assets 834,564 10,317
Net Assets
Beginning of period .................................................................................................................
3,808,568 3,798,251
End of period .......................................................................................................................
$ 4,643,132 $ 3,808,568
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ....................................... $ 6,633 $ 18,131 $ 97,255 $ 1,018 $ 1,144 $ 30,157 $ 4,765 $ 13,438
Reinvested .................................. 6,091 48,648 171,410 890 1,088 6,094 3,060 10,156
Redeemed ...................................
(7,767) (39,637) (149,343) (3,371) (24,326) (20,476) (8,044) (15,378)
Net Increase (Decrease) .........................
$ 4,957 $ 27,142 $ 119,322 $ (1,463) $ (22,094) $ 15,775 $ (219) $ 8,216
Shares:
Sold ....................................... 386 1,030 5,484 59 66 1,742 277 770
Reinvested .................................. 372 2,930 10,216 54 66 370 185 609
Redeemed ...................................
(456) (2,308) (8,772) (193) (1,400) (1,192) (468) (902)
Net Increase (Decrease) .........................
302 1,652 6,928 (80) (1,268) 920 (6) 477
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 9,465 $ 32,307 $ 146,950 $ 2,155 $ 3,513 $ 12,263 $ 6,669 $ 24,610
Reinvested .................................. 6,524 52,980 184,762 947 1,526 6,393 4,570 12,059
Redeemed ...................................
(11,467) (70,779) (247,596) (4,262) (7,637) (19,012) (28,635) (48,250)
Net Increase (Decrease) .........................
$ 4,522 $ 14,508 $ 84,116 $ (1,160) $ (2,598) $ (356) $ (17,396) $ (11,581)
Shares:
Sold ....................................... 644 2,181 9,797 146 230 817 448 1,644
Reinvested .................................. 428 3,439 11,877 62 99 417 297 779
Redeemed ...................................
(768) (4,795) (16,467) (280) (509) (1,282) (1,981) (3,155)
Net Increase (Decrease) .........................
304 825 5,207 (72) (180) (48) (1,236) (732)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on
investments .................................. $ (6,227) $ (48,656) $ (171,417) $ (890) $ (1,088) $ (6,094) $ (3,060) $ (10,156)
Total Dividends and Distributions
$ (6,227) $ (48,656) $ (171,417) $ (890) $ (1,088) $ (6,094) $ (3,060) $ (10,156)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (6,660) $ (52,991) $ (184,762) $ (947) $ (1,531) $ (6,393) $ (4,570) $ (12,059)
Total Dividends and Distributions
$ (6,660) $ (52,991) $ (184,762) $ (947) $ (1,531) $ (6,393) $ (4,570) $ (12,059)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2045 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 14,586 $ 17,068
Net realized gain (loss) on investments ............................................................................................. 51,122 28,823
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
188,915 7,167
Net Increase (Decrease) in Net Assets Resulting from Operations 254,623 53,058
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (49,038) (61,368)
Total Dividends and Distributions (49,038) (61,368)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
81,040 73,002
Total Increase (Decrease) in Net Assets 286,625 64,692
Net Assets
Beginning of period .................................................................................................................
958,613 893,921
End of period .......................................................................................................................
$ 1,245,238 $ 958,613
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .......................................................... $ 67,312 $ 587 $ 938 $ 15,559 $ 3,161 $ 6,594
Reinvested ..................................................... 40,429 188 419 3,090 1,334 3,561
Redeemed ......................................................
(30,076) (1,485) (12,318) (10,587) (3,133) (4,533)
Net Increase (Decrease) ............................................
$ 77,665 $ (710) $ (10,961) $ 8,062 $ 1,362 $ 5,622
Shares:
Sold .......................................................... 4,485 41 66 1,072 215 449
Reinvested ..................................................... 2,834 14 30 223 95 254
Redeemed ......................................................
(2,067) (103) (854) (731) (213) (306)
Net Increase (Decrease) ............................................
5,252 (48) (758) 564 97 397
Year Ended October 31, 2020
Dollars:
Sold .......................................................... $ 119,061 $ 855 $ 1,942 $ 7,182 $ 4,594 $ 10,184
Reinvested ..................................................... 49,015 314 618 4,426 2,059 4,856
Redeemed ......................................................
(87,684) (2,310) (2,670) (12,129) (9,595) (17,716)
Net Increase (Decrease) ............................................
$ 80,392 $ (1,141) $ (110) $ (521) $ (2,942) $ (2,676)
Shares:
Sold .......................................................... 9,594 72 162 591 375 837
Reinvested ..................................................... 3,768 25 49 350 161 379
Redeemed ......................................................
(6,860) (187) (224) (995) (804) (1,410)
Net Increase (Decrease) ............................................
6,502 (90) (13) (54) (268) (194)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments .............. $ (40,437) $ (195) $ (421) $ (3,090) $ (1,334) $ (3,561)
Total Dividends and Distributions
$ (40,437) $ (195) $ (421) $ (3,090) $ (1,334) $ (3,561)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .............. $ (49,084) $ (321) $ (622) $ (4,426) $ (2,059) $ (4,856)
Total Dividends and Distributions
$ (49,084) $ (321) $ (622) $ (4,426) $ (2,059) $ (4,856)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 35,096 $ 41,687
Net realized gain (loss) on investments ............................................................................................. 152,869 85,407
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
443,683 (3,759)
Net Increase (Decrease) in Net Assets Resulting from Operations 631,648 123,335
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (133,196) (159,390)
Total Dividends and Distributions (133,196) (159,390)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
112,314 87,984
Total Increase (Decrease) in Net Assets 610,766 51,929
Net Assets
Beginning of period .................................................................................................................
2,305,343 2,253,414
End of period .......................................................................................................................
$ 2,916,109 $ 2,305,343
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ....................................... $ 6,487 $ 9,557 $ 94,693 $ 1,406 $ 785 $ 24,312 $ 4,853 $ 10,306
Reinvested .................................. 4,189 13,781 102,202 548 764 3,691 2,016 5,911
Redeemed ...................................
(6,593) (13,954) (103,751) (1,994) (19,054) (13,682) (5,305) (8,854)
Net Increase (Decrease) .........................
$ 4,083 $ 9,384 $ 93,144 $ (40) $ (17,505) $ 14,321 $ 1,564 $ 7,363
Shares:
Sold ....................................... 362 545 5,245 80 45 1,369 274 576
Reinvested .................................. 244 833 5,965 32 46 219 119 347
Redeemed ...................................
(369) (810) (5,976) (111) (1,070) (775) (298) (509)
Net Increase (Decrease) .........................
237 568 5,234 1 (979) 813 95 414
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 10,138 $ 15,502 $ 145,147 $ 1,904 $ 4,445 $ 11,846 $ 5,748 $ 18,868
Reinvested .................................. 5,095 16,928 120,882 639 1,096 4,392 3,053 7,193
Redeemed ...................................
(12,951) (27,697) (179,474) (4,321) (5,620) (14,787) (15,931) (24,111)
Net Increase (Decrease) .........................
$ 2,282 $ 4,733 $ 86,555 $ (1,778) $ (79) $ 1,451 $ (7,130) $ 1,950
Shares:
Sold ....................................... 672 1,070 9,783 129 292 798 388 1,258
Reinvested .................................. 323 1,113 7,697 41 71 284 196 460
Redeemed ...................................
(840) (1,922) (11,732) (277) (374) (980) (1,095) (1,558)
Net Increase (Decrease) .........................
155 261 5,748 (107) (11) 102 (511) 160
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on
investments .................................. $ (4,249) $ (13,783) $ (102,232) $ (548) $ (766) $ (3,691) $ (2,016) $ (5,911)
Total Dividends and Distributions
$ (4,249) $ (13,783) $ (102,232) $ (548) $ (766) $ (3,691) $ (2,016) $ (5,911)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (5,182) $ (16,933) $ (120,898) $ (639) $ (1,100) $ (4,392) $ (3,053) $ (7,193)
Total Dividends and Distributions
$ (5,182) $ (16,933) $ (120,898) $ (639) $ (1,100) $ (4,392) $ (3,053) $ (7,193)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2055 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 7,971 $ 8,639
Net realized gain (loss) on investments ............................................................................................. 22,859 10,236
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
118,607 9,681
Net Increase (Decrease) in Net Assets Resulting from Operations 149,437 28,556
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (22,877) (28,473)
Total Dividends and Distributions (22,877) (28,473)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
62,948 50,136
Total Increase (Decrease) in Net Assets 189,508 50,219
Net Assets
Beginning of period .................................................................................................................
514,821 464,602
End of period .......................................................................................................................
$ 704,329 $ 514,821
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .......................................................... $ 52,387 $ 480 $ 474 $ 10,022 $ 2,211 $ 5,397
Reinvested ..................................................... 18,955 100 188 1,331 602 1,684
Redeemed ......................................................
(14,395) (791) (6,392) (4,923) (2,791) (1,591)
Net Increase (Decrease) ............................................
$ 56,947 $ (211) $ (5,730) $ 6,430 $ 22 $ 5,490
Shares:
Sold .......................................................... 3,220 32 31 635 139 337
Reinvested ..................................................... 1,221 7 13 89 40 110
Redeemed ......................................................
(917) (52) (406) (311) (173) (100)
Net Increase (Decrease) ............................................
3,524 (13) (362) 413 6 347
Year Ended October 31, 2020
Dollars:
Sold .......................................................... $ 86,783 $ 944 $ 1,875 $ 5,971 $ 3,246 $ 8,740
Reinvested ..................................................... 23,292 149 245 1,840 871 2,061
Redeemed ......................................................
(65,191) (1,587) (1,490) (6,523) (4,305) (6,785)
Net Increase (Decrease) ............................................
$ 44,884 $ (494) $ 630 $ 1,288 $ (188) $ 4,016
Shares:
Sold .......................................................... 6,577 73 145 462 249 675
Reinvested ..................................................... 1,658 11 18 135 63 149
Redeemed ......................................................
(4,686) (118) (120) (503) (338) (504)
Net Increase (Decrease) ............................................
3,549 (34) 43 94 (26) 320
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments .............. $ (18,970) $ (100) $ (190) $ (1,331) $ (602) $ (1,684)
Total Dividends and Distributions
$ (18,970) $ (100) $ (190) $ (1,331) $ (602) $ (1,684)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .............. $ (23,303) $ (149) $ (249) $ (1,840) $ (871) $ (2,061)
Total Dividends and Distributions
$ (23,303) $ (149) $ (249) $ (1,840) $ (871) $ (2,061)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 6,938 $ 6,904
Net realized gain (loss) on investments ............................................................................................. 16,857 6,746
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
108,239 9,249
Net Increase (Decrease) in Net Assets Resulting from Operations 132,034 22,899
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (18,289) (22,201)
Total Dividends and Distributions (18,289) (22,201)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
67,785 72,178
Total Increase (Decrease) in Net Assets 181,530 72,876
Net Assets
Beginning of period .................................................................................................................
442,920 370,044
End of period .......................................................................................................................
$ 624,450 $ 442,920
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ................................................ $ 2,481 $ 64,319 $ 576 $ 570 $ 7,265 $ 1,817 $ 5,609
Reinvested ........................................... 449 16,035 73 117 527 232 852
Redeemed ............................................
(959) (20,067) (703) (4,486) (3,461) (1,430) (2,031)
Net Increase (Decrease) ..................................
$ 1,971 $ 60,287 $ (54) $ (3,799) $ 4,331 $ 619 $ 4,430
Shares:
Sold ................................................ 144 3,751 35 35 428 108 331
Reinvested ........................................... 28 976 5 7 32 14 52
Redeemed ............................................
(57) (1,220) (42) (265) (208) (83) (120)
Net Increase (Decrease) ..................................
115 3,507 (2) (223) 252 39 263
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 2,549 $ 88,917 $ 879 $ 1,838 $ 5,347 $ 2,469 $ 8,119
Reinvested ........................................... 619 19,317 88 140 677 375 981
Redeemed ............................................
(2,219) (43,255) (1,224) (820) (3,908) (3,485) (5,226)
Net Increase (Decrease) ..................................
$ 949 $ 64,979 $ (257) $ 1,158 $ 2,116 $ (641) $ 3,874
Shares:
Sold ................................................ 182 6,432 64 135 398 177 587
Reinvested ........................................... 42 1,305 6 9 46 26 67
Redeemed ............................................
(161) (3,049) (85) (60) (291) (252) (368)
Net Increase (Decrease) ..................................
63 4,688 (15) 84 153 (49) 286
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments .... $ (449) $ (16,039) $ (73) $ (117) $ (527) $ (232) $ (852)
Total Dividends and Distributions
$ (449) $ (16,039) $ (73) $ (117) $ (527) $ (232) $ (852)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (620) $ (19,318) $ (88) $ (140) $ (678) $ (376) $ (981)
Total Dividends and Distributions
$ (620) $ (19,318) $ (88) $ (140) $ (678) $ (376) $ (981)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2065 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 527 $ 311
Net realized gain (loss) on investments ............................................................................................. 959 (600)
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
9,157 2,476
Net Increase (Decrease) in Net Assets Resulting from Operations 10,643 2,187
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (964) (694)
Total Dividends and Distributions (964) (694)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
22,963 13,609
Total Increase (Decrease) in Net Assets 32,642 15,102
Net Assets
Beginning of period .................................................................................................................
30,825 15,723
End of period .......................................................................................................................
$ 63,467 $ 30,825
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .......................................................... $ 23,430 $ 137 $ 175 $ 1,892 $ 732 $ 1,330
Reinvested ..................................................... 847 2 4 37 18 56
Redeemed ......................................................
(3,578) (28) (427) (1,011) (333) (320)
Net Increase (Decrease) ............................................
$ 20,699 $ 111 $ (248) $ 918 $ 417 $ 1,066
Shares:
Sold .......................................................... 1,743 10 14 140 56 99
Reinvested ..................................................... 66 – – 3 1 4
Redeemed ......................................................
(266) (2) (33) (76) (25) (24)
Net Increase (Decrease) ............................................
1,543 8 (19) 67 32 79
Year Ended October 31, 2020
Dollars:
Sold .......................................................... $ 22,549 $ 212 $ 595 $ 2,767 $ 389 $ 1,994
Reinvested ..................................................... 546 5 9 81 17 36
Redeemed ......................................................
(9,895) (298) (606) (3,559) (365) (868)
Net Increase (Decrease) ............................................
$ 13,200 $ (81) $ (2) $ (711) $ 41 $ 1,162
Shares:
Sold .......................................................... 2,137 19 55 258 40 183
Reinvested ..................................................... 48 – 1 7 1 3
Redeemed ......................................................
(906) (26) (60) (326) (34) (82)
Net Increase (Decrease) ............................................
1,279 (7) (4) (61) 7 104
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments .............. $ (847) $ (2) $ (4) $ (37) $ (18) $ (56)
Total Dividends and Distributions
$ (847) $ (2) $ (4) $ (37) $ (18) $ (56)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .............. $ (546) $ (5) $ (9) $ (81) $ (17) $ (36)
Total Dividends and Distributions
$ (546) $ (5) $ (9) $ (81) $ (17) $ (36)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2015 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 4,296 $ 2,330
Net realized gain (loss) on investments ............................................................................................. 5,252 686
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
3,030 3,479
Net Increase (Decrease) in Net Assets Resulting from Operations 12,578 6,495
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (5,423) (3,164)
Total Dividends and Distributions (5,423) (3,164)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
15,251 81
Total Increase (Decrease) in Net Assets 22,406 3,412
Net Assets
Beginning of period .................................................................................................................
105,962 102,550
End of period .......................................................................................................................
$ 128,368 $ 105,962
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .................................................................... $ 11,052 $ 2,727 $ 25 $ 3 $ 7,478
Reinvested ............................................................... 1,540 1,026 6 3 2,848
Redeemed ................................................................
(1,964) (1,579) (141) (78) (7,695)
Net Increase (Decrease) ......................................................
$ 10,628 $ 2,174 $ (110) $ (72) $ 2,631
Shares:
Sold .................................................................... 898 221 2 – 605
Reinvested ............................................................... 128 85 1 – 235
Redeemed ................................................................
(160) (128) (12) (6) (625)
Net Increase (Decrease) ......................................................
866 178 (9) (6) 215
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 13,709 $ 4,368 $ 67 $ 25 $ 6,720
Reinvested ............................................................... 644 671 1 1 1,846
Redeemed ................................................................
(4,582) (8,519) – – (14,870)
Net Increase (Decrease) ......................................................
$ 9,771 $ (3,480) $ 68 $ 26 $ (6,304)
Shares:
Sold .................................................................... 1,197 394 6 2 582
Reinvested ............................................................... 57 59 – – 161
Redeemed ................................................................
(405) (750) – – (1,294)
Net Increase (Decrease) ......................................................
849 (297) 6 2 (551)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments ........................ $ (1,540) $ (1,026) $ (6) $ (3) $ (2,848)
Total Dividends and Distributions
$ (1,540) $ (1,026) $ (6) $ (3) $ (2,848)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (644) $ (672) $ (1) $ (1) $ (1,846)
Total Dividends and Distributions
$ (644) $ (672) $ (1) $ (1) $ (1,846)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2020 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 13,783 $ 7,533
Net realized gain (loss) on investments ............................................................................................. 18,203 3,340
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
18,859 10,353
Net Increase (Decrease) in Net Assets Resulting from Operations 50,845 21,226
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (17,800) (10,359)
Total Dividends and Distributions (17,800) (10,359)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
39,225 8,453
Total Increase (Decrease) in Net Assets 72,270 19,320
Net Assets
Beginning of period .................................................................................................................
351,198 331,878
End of period .......................................................................................................................
$ 423,468 $ 351,198
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .................................................................... $ 34,428 $ 8,303 $ 160 $ 22 $ 17,112
Reinvested ............................................................... 4,625 2,421 35 68 10,619
Redeemed ................................................................
(7,484) (4,510) (943) (1,600) (24,031)
Net Increase (Decrease) ......................................................
$ 31,569 $ 6,214 $ (748) $ (1,510) $ 3,700
Shares:
Sold .................................................................... 2,716 655 13 2 1,341
Reinvested ............................................................... 374 195 3 6 854
Redeemed ................................................................
(593) (353) (75) (126) (1,903)
Net Increase (Decrease) ......................................................
2,497 497 (59) (118) 292
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 50,264 $ 8,034 $ 197 $ 1,291 $ 26,891
Reinvested ............................................................... 1,447 2,398 15 11 6,488
Redeemed ................................................................
(11,187) (43,852) (32) (267) (33,245)
Net Increase (Decrease) ......................................................
$ 40,524 $ (33,420) $ 180 $ 1,035 $ 134
Shares:
Sold .................................................................... 4,329 706 18 109 2,362
Reinvested ............................................................... 124 206 1 1 557
Redeemed ................................................................
(993) (3,801) (3) (23) (2,872)
Net Increase (Decrease) ......................................................
3,460 (2,889) 16 87 47
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments ........................ $ (4,656) $ (2,422) $ (35) $ (68) $ (10,619)
Total Dividends and Distributions
$ (4,656) $ (2,422) $ (35) $ (68) $ (10,619)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (1,447) $ (2,398) $ (15) $ (11) $ (6,488)
Total Dividends and Distributions
$ (1,447) $ (2,398) $ (15) $ (11) $ (6,488)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2025 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 12,339 $ 5,736
Net realized gain (loss) on investments ............................................................................................. 14,984 1,464
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
29,251 9,618
Net Increase (Decrease) in Net Assets Resulting from Operations 56,574 16,818
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (15,116) (8,465)
Total Dividends and Distributions (15,116) (8,465)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
65,999 65,624
Total Increase (Decrease) in Net Assets 107,457 73,977
Net Assets
Beginning of period .................................................................................................................
317,251 243,274
End of period .......................................................................................................................
$ 424,708 $ 317,251
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .................................................................... $ 47,950 $ 10,832 $ 523 $ 29 $ 29,821
Reinvested ............................................................... 4,795 2,708 37 43 7,533
Redeemed ................................................................
(11,442) (5,481) (993) (1,103) (19,253)
Net Increase (Decrease) ......................................................
$ 41,303 $ 8,059 $ (433) $ (1,031) $ 18,101
Shares:
Sold .................................................................... 3,618 820 41 2 2,243
Reinvested ............................................................... 371 209 3 3 582
Redeemed ................................................................
(863) (416) (76) (83) (1,463)
Net Increase (Decrease) ......................................................
3,126 613 (32) (78) 1,362
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 56,173 $ 10,297 $ 235 $ 548 $ 41,789
Reinvested ............................................................... 1,812 2,064 7 14 4,558
Redeemed ................................................................
(13,759) (19,066) (29) (36) (18,983)
Net Increase (Decrease) ......................................................
$ 44,226 $ (6,705) $ 213 $ 526 $ 27,364
Shares:
Sold .................................................................... 4,733 869 20 45 3,521
Reinvested ............................................................... 152 172 1 1 380
Redeemed ................................................................
(1,198) (1,635) (3) (3) (1,613)
Net Increase (Decrease) ......................................................
3,687 (594) 18 43 2,288
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments ........................ $ (4,795) $ (2,708) $ (37) $ (43) $ (7,533)
Total Dividends and Distributions
$ (4,795) $ (2,708) $ (37) $ (43) $ (7,533)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (1,822) $ (2,064) $ (7) $ (14) $ (4,558)
Total Dividends and Distributions
$ (1,822) $ (2,064) $ (7) $ (14) $ (4,558)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2030 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 12,899 $ 6,789
Net realized gain (loss) on investments ............................................................................................. 16,688 3,378
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
39,495 10,247
Net Increase (Decrease) in Net Assets Resulting from Operations 69,082 20,414
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (16,816) (11,306)
Total Dividends and Distributions (16,816) (11,306)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
63,920 32,418
Total Increase (Decrease) in Net Assets 116,186 41,526
Net Assets
Beginning of period .................................................................................................................
336,799 295,273
End of period .......................................................................................................................
$ 452,985 $ 336,799
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .................................................................... $ 34,529 $ 14,854 $ 78 $ 42 $ 31,231
Reinvested ............................................................... 4,160 2,930 22 132 9,563
Redeemed ................................................................
(9,003) (3,893) (635) (3,309) (16,781)
Net Increase (Decrease) ......................................................
$ 29,686 $ 13,891 $ (535) $ (3,135) $ 24,013
Shares:
Sold .................................................................... 2,545 1,098 6 3 2,281
Reinvested ............................................................... 316 222 1 10 723
Redeemed ................................................................
(667) (284) (47) (241) (1,252)
Net Increase (Decrease) ......................................................
2,194 1,036 (40) (228) 1,752
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 45,242 $ 11,697 $ 545 $ 2,805 $ 39,845
Reinvested ............................................................... 1,605 3,344 28 4 6,325
Redeemed ................................................................
(10,481) (48,492) (533) (50) (19,466)
Net Increase (Decrease) ......................................................
$ 36,366 $ (33,451) $ 40 $ 2,759 $ 26,704
Shares:
Sold .................................................................... 3,819 993 45 229 3,420
Reinvested ............................................................... 132 275 2 – 520
Redeemed ................................................................
(918) (4,118) (43) (4) (1,651)
Net Increase (Decrease) ......................................................
3,033 (2,850) 4 225 2,289
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments ........................ $ (4,169) $ (2,930) $ (22) $ (132) $ (9,563)
Total Dividends and Distributions
$ (4,169) $ (2,930) $ (22) $ (132) $ (9,563)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (1,605) $ (3,344) $ (28) $ (4) $ (6,325)
Total Dividends and Distributions
$ (1,605) $ (3,344) $ (28) $ (4) $ (6,325)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2035 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 8,644 $ 4,141
Net realized gain (loss) on investments ............................................................................................. 11,004 1,575
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
36,752 7,215
Net Increase (Decrease) in Net Assets Resulting from Operations 56,400 12,931
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (10,927) (6,940)
Total Dividends and Distributions (10,927) (6,940)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
56,332 55,633
Total Increase (Decrease) in Net Assets 101,805 61,624
Net Assets
Beginning of period .................................................................................................................
241,224 179,600
End of period .......................................................................................................................
$ 343,029 $ 241,224
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .................................................................... $ 29,362 $ 10,200 $ 238 $ 40 $ 24,714
Reinvested ............................................................... 2,866 2,394 35 37 5,595
Redeemed ................................................................
(4,541) (2,394) (1,051) (1,043) (10,120)
Net Increase (Decrease) ......................................................
$ 27,687 $ 10,200 $ (778) $ (966) $ 20,189
Shares:
Sold .................................................................... 2,086 723 18 3 1,747
Reinvested ............................................................... 210 175 2 3 408
Redeemed ................................................................
(323) (169) (75) (74) (719)
Net Increase (Decrease) ......................................................
1,973 729 (55) (68) 1,436
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 36,708 $ 9,878 $ 585 $ 434 $ 31,749
Reinvested ............................................................... 1,225 2,021 9 18 3,667
Redeemed ................................................................
(8,666) (13,446) (185) (22) (8,342)
Net Increase (Decrease) ......................................................
$ 29,267 $ (1,547) $ 409 $ 430 $ 27,074
Shares:
Sold .................................................................... 3,064 826 51 35 2,629
Reinvested ............................................................... 99 162 1 1 293
Redeemed ................................................................
(744) (1,147) (16) (2) (689)
Net Increase (Decrease) ......................................................
2,419 (159) 36 34 2,233
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments ........................ $ (2,866) $ (2,394) $ (35) $ (37) $ (5,595)
Total Dividends and Distributions
$ (2,866) $ (2,394) $ (35) $ (37) $ (5,595)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (1,225) $ (2,021) $ (9) $ (18) $ (3,667)
Total Dividends and Distributions
$ (1,225) $ (2,021) $ (9) $ (18) $ (3,667)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2040 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 7,416 $ 4,636
Net realized gain (loss) on investments ............................................................................................. 10,504 2,302
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
40,458 6,547
Net Increase (Decrease) in Net Assets Resulting from Operations 58,378 13,485
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (10,168) (8,271)
Total Dividends and Distributions (10,168) (8,271)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
39,584 23,839
Total Increase (Decrease) in Net Assets 87,794 29,053
Net Assets
Beginning of period .................................................................................................................
234,445 205,392
End of period .......................................................................................................................
$ 322,239 $ 234,445
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .................................................................... $ 19,333 $ 8,452 $ 119 $ 69 $ 22,857
Reinvested ............................................................... 2,184 1,923 35 68 5,958
Redeemed ................................................................
(4,445) (2,629) (1,161) (2,076) (11,103)
Net Increase (Decrease) ......................................................
$ 17,072 $ 7,746 $ (1,007) $ (1,939) $ 17,712
Shares:
Sold .................................................................... 1,352 596 9 5 1,583
Reinvested ............................................................... 159 139 3 5 430
Redeemed ................................................................
(311) (184) (82) (144) (780)
Net Increase (Decrease) ......................................................
1,200 551 (70) (134) 1,233
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 27,567 $ 6,355 $ 679 $ 1,336 $ 28,031
Reinvested ............................................................... 1,160 2,454 18 18 4,621
Redeemed ................................................................
(6,920) (29,849) (271) (73) (11,287)
Net Increase (Decrease) ......................................................
$ 21,807 $ (21,040) $ 426 $ 1,281 $ 21,365
Shares:
Sold .................................................................... 2,284 530 55 106 2,318
Reinvested ............................................................... 92 195 1 1 366
Redeemed ................................................................
(572) (2,438) (21) (6) (927)
Net Increase (Decrease) ......................................................
1,804 (1,713) 35 101 1,757
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments ........................ $ (2,184) $ (1,923) $ (35) $ (68) $ (5,958)
Total Dividends and Distributions
$ (2,184) $ (1,923) $ (35) $ (68) $ (5,958)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (1,160) $ (2,454) $ (18) $ (18) $ (4,621)
Total Dividends and Distributions
$ (1,160) $ (2,454) $ (18) $ (18) $ (4,621)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2045 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 4,481 $ 2,549
Net realized gain (loss) on investments ............................................................................................. 6,131 1,257
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
30,171 3,579
Net Increase (Decrease) in Net Assets Resulting from Operations 40,783 7,385
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (6,055) (4,395)
Total Dividends and Distributions (6,055) (4,395)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
31,518 33,873
Total Increase (Decrease) in Net Assets 66,246 36,863
Net Assets
Beginning of period .................................................................................................................
150,270 113,407
End of period .......................................................................................................................
$ 216,516 $ 150,270
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .................................................................... $ 13,033 $ 6,955 $ 71 $ 31 $ 17,702
Reinvested ............................................................... 1,248 1,444 25 23 3,315
Redeemed ................................................................
(2,941) (1,174) (882) (764) (6,568)
Net Increase (Decrease) ......................................................
$ 11,340 $ 7,225 $ (786) $ (710) $ 14,449
Shares:
Sold .................................................................... 894 479 5 2 1,205
Reinvested ............................................................... 89 102 2 2 234
Redeemed ................................................................
(201) (80) (61) (53) (455)
Net Increase (Decrease) ......................................................
782 501 (54) (49) 984
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 18,280 $ 6,651 $ 534 $ 339 $ 23,483
Reinvested ............................................................... 616 1,396 9 12 2,362
Redeemed ................................................................
(4,279) (10,545) (44) (29) (4,912)
Net Increase (Decrease) ......................................................
$ 14,617 $ (2,498) $ 499 $ 322 $ 20,933
Shares:
Sold .................................................................... 1,492 536 45 28 1,900
Reinvested ............................................................... 48 109 1 1 185
Redeemed ................................................................
(354) (874) (4) (3) (405)
Net Increase (Decrease) ......................................................
1,186 (229) 42 26 1,680
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments ........................ $ (1,248) $ (1,444) $ (25) $ (23) $ (3,315)
Total Dividends and Distributions
$ (1,248) $ (1,444) $ (25) $ (23) $ (3,315)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (616) $ (1,396) $ (9) $ (12) $ (2,362)
Total Dividends and Distributions
$ (616) $ (1,396) $ (9) $ (12) $ (2,362)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2050 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 3,292 $ 2,230
Net realized gain (loss) on investments ............................................................................................. 4,776 1,270
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
25,703 3,517
Net Increase (Decrease) in Net Assets Resulting from Operations 33,771 7,017
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (4,667) (4,402)
Total Dividends and Distributions (4,667) (4,402)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
23,761 14,442
Total Increase (Decrease) in Net Assets 52,865 17,057
Net Assets
Beginning of period .................................................................................................................
119,971 102,914
End of period .......................................................................................................................
$ 172,836 $ 119,971
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .................................................................... $ 9,396 $ 5,648 $ 52 $ 31 $ 13,746
Reinvested ............................................................... 996 1,087 13 33 2,538
Redeemed ................................................................
(2,202) (1,921) (513) (1,100) (4,043)
Net Increase (Decrease) ......................................................
$ 8,190 $ 4,814 $ (448) $ (1,036) $ 12,241
Shares:
Sold .................................................................... 635 385 3 2 926
Reinvested ............................................................... 70 77 1 2 179
Redeemed ................................................................
(149) (128) (35) (74) (279)
Net Increase (Decrease) ......................................................
556 334 (31) (70) 826
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 14,054 $ 5,224 $ 384 $ 616 $ 20,580
Reinvested ............................................................... 590 1,771 7 14 2,020
Redeemed ................................................................
(2,242) (23,349) (74) (45) (5,108)
Net Increase (Decrease) ......................................................
$ 12,402 $ (16,354) $ 317 $ 585 $ 17,492
Shares:
Sold .................................................................... 1,158 423 33 49 1,694
Reinvested ............................................................... 45 137 1 1 157
Redeemed ................................................................
(184) (1,872) (8) (4) (411)
Net Increase (Decrease) ......................................................
1,019 (1,312) 26 46 1,440
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments ........................ $ (996) $ (1,087) $ (13) $ (33) $ (2,538)
Total Dividends and Distributions
$ (996) $ (1,087) $ (13) $ (33) $ (2,538)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (590) $ (1,771) $ (7) $ (14) $ (2,020)
Total Dividends and Distributions
$ (590) $ (1,771) $ (7) $ (14) $ (2,020)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2055 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 1,371 $ 813
Net realized gain (loss) on investments ............................................................................................. 1,937 293
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
12,312 1,352
Net Increase (Decrease) in Net Assets Resulting from Operations 15,620 2,458
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (1,927) (1,368)
Total Dividends and Distributions (1,927) (1,368)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
14,377 14,912
Total Increase (Decrease) in Net Assets 28,070 16,002
Net Assets
Beginning of period .................................................................................................................
52,444 36,442
End of period .......................................................................................................................
$ 80,514 $ 52,444
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .................................................................... $ 4,742 $ 4,669 $ 89 $ 50 $ 7,471
Reinvested ............................................................... 329 504 10 11 1,073
Redeemed ................................................................
(829) (572) (396) (439) (2,335)
Net Increase (Decrease) ......................................................
$ 4,242 $ 4,601 $ (297) $ (378) $ 6,209
Shares:
Sold .................................................................... 314 313 6 3 495
Reinvested ............................................................... 23 35 1 1 74
Redeemed ................................................................
(55) (38) (27) (29) (157)
Net Increase (Decrease) ......................................................
282 310 (20) (25) 412
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 5,501 $ 4,070 $ 210 $ 289 $ 11,328
Reinvested ............................................................... 169 510 2 5 682
Redeemed ................................................................
(743) (5,478) (31) (45) (1,557)
Net Increase (Decrease) ......................................................
$ 4,927 $ (898) $ 181 $ 249 $ 10,453
Shares:
Sold .................................................................... 441 324 18 24 913
Reinvested ............................................................... 13 39 – – 52
Redeemed ................................................................
(59) (443) (2) (4) (123)
Net Increase (Decrease) ......................................................
395 (80) 16 20 842
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments ........................ $ (329) $ (504) $ (10) $ (11) $ (1,073)
Total Dividends and Distributions
$ (329) $ (504) $ (10) $ (11) $ (1,073)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (169) $ (510) $ (2) $ (5) $ (682)
Total Dividends and Distributions
$ (169) $ (510) $ (2) $ (5) $ (682)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2060 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 447 $ 261
Net realized gain (loss) on investments ............................................................................................. 637 9
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
4,422 720
Net Increase (Decrease) in Net Assets Resulting from Operations 5,506 990
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (616) (469)
Total Dividends and Distributions (616) (469)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
6,463 4,747
Total Increase (Decrease) in Net Assets 11,353 5,268
Net Assets
Beginning of period .................................................................................................................
17,751 12,483
End of period .......................................................................................................................
$ 29,104 $ 17,751
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .................................................................... $ 1,806 $ 2,404 $ 22 $ 28 $ 3,944
Reinvested ............................................................... 109 149 3 9 345
Redeemed ................................................................
(363) (411) (143) (368) (1,071)
Net Increase (Decrease) ......................................................
$ 1,552 $ 2,142 $ (118) $ (331) $ 3,218
Shares:
Sold .................................................................... 118 159 2 2 256
Reinvested ............................................................... 7 10 – 1 24
Redeemed ................................................................
(24) (27) (9) (25) (71)
Net Increase (Decrease) ......................................................
101 142 (7) (22) 209
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 2,405 $ 2,322 $ 66 $ 270 $ 4,980
Reinvested ............................................................... 59 176 1 1 231
Redeemed ................................................................
(730) (3,455) (3) (15) (1,561)
Net Increase (Decrease) ......................................................
$ 1,734 $ (957) $ 64 $ 256 $ 3,650
Shares:
Sold .................................................................... 189 186 5 21 400
Reinvested ............................................................... 5 13 – – 17
Redeemed ................................................................
(58) (267) – (1) (120)
Net Increase (Decrease) ......................................................
136 (68) 5 20 297
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments ........................ $ (109) $ (149) $ (3) $ (10) $ (345)
Total Dividends and Distributions
$ (109) $ (149) $ (3) $ (10) $ (345)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (59) $ (176) $ (2) $ (1) $ (231)
Total Dividends and Distributions
$ (59) $ (176) $ (2) $ (1) $ (231)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2065 Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 103 $ 36
Net realized gain (loss) on investments ............................................................................................. 154 31
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
893 129
Net Increase (Decrease) in Net Assets Resulting from Operations 1,150 196
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (104) (38)
Total Dividends and Distributions (104) (38)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
2,693 1,454
Total Increase (Decrease) in Net Assets 3,739 1,612
Net Assets
Beginning of period .................................................................................................................
2,957 1,345
End of period .......................................................................................................................
$ 6,696 $ 2,957
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .................................................................... $ 1,915 $ 265 $ 10 $ – $ 1,548
Reinvested ............................................................... 52 10 – 1 41
Redeemed ................................................................
(232) (154) (25) (27) (711)
Net Increase (Decrease) ......................................................
$ 1,735 $ 121 $ (15) $ (26) $ 878
Shares:
Sold .................................................................... 145 19 1 – 118
Reinvested ............................................................... 4 1 – – 3
Redeemed ................................................................
(18) (11) (2) (2) (52)
Net Increase (Decrease) ......................................................
131 9 (1) (2) 69
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 1,432 $ 401 $ 3 $ 11 $ 1,320
Reinvested ............................................................... 23 5 – – 10
Redeemed ................................................................
(587) (335) (3) – (826)
Net Increase (Decrease) ......................................................
$ 868 $ 71 $ – $ 11 $ 504
Shares:
Sold .................................................................... 129 37 – 1 123
Reinvested ............................................................... 2 – – – 1
Redeemed ................................................................
(52) (30) – – (75)
Net Increase (Decrease) ......................................................
79 7 – 1 49
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments ........................ $ (52) $ (10) $ – $ (1) $ (41)
Total Dividends and Distributions
$ (52) $ (10) $ – $ (1) $ (41)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (23) $ (5) $ – $ – $ (10)
Total Dividends and Distributions
$ (23) $ (5) $ – $ – $ (10)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid Income Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 2,832 $ 1,338
Net realized gain (loss) on investments ............................................................................................. 2,943 177
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
(957) 1,934
Net Increase (Decrease) in Net Assets Resulting from Operations 4,818 3,449
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (3,308) (1,656)
Total Dividends and Distributions (3,308) (1,656)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
13,002 5,622
Total Increase (Decrease) in Net Assets 14,512 7,415
Net Assets
Beginning of period .................................................................................................................
64,499 57,084
End of period .......................................................................................................................
$ 79,011 $ 64,499
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold .................................................................... $ 9,366 $ 3,208 $ 472 $ 1 $ 4,630
Reinvested ............................................................... 999 617 27 5 1,653
Redeemed ................................................................
(1,416) (640) (845) (120) (4,955)
Net Increase (Decrease) ......................................................
$ 8,949 $ 3,185 $ (346) $ (114) $ 1,328
Shares:
Sold .................................................................... 822 283 41 – 405
Reinvested ............................................................... 89 55 3 1 147
Redeemed ................................................................
(125) (56) (75) (11) (434)
Net Increase (Decrease) ......................................................
786 282 (31) (10) 118
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 12,059 $ 2,172 $ 142 $ 103 $ 9,041
Reinvested ............................................................... 247 384 8 – 1,017
Redeemed ................................................................
(2,588) (4,041) (32) (11) (12,879)
Net Increase (Decrease) ......................................................
$ 9,718 $ (1,485) $ 118 $ 92 $ (2,821)
Shares:
Sold .................................................................... 1,099 200 13 10 817
Reinvested ............................................................... 23 36 1 – 94
Redeemed ................................................................
(240) (373) (3) (1) (1,175)
Net Increase (Decrease) ......................................................
882 (137) 11 9 (264)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on investments ........................ $ (1,006) $ (617) $ (27) $ (5) $ (1,653)
Total Dividends and Distributions
$ (1,006) $ (617) $ (27) $ (5) $ (1,653)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (247) $ (384) $ (8) $ – $ (1,017)
Total Dividends and Distributions
$ (247) $ (384) $ (8) $ – $ (1,017)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 5,401 $ 9,530
Net realized gain (loss) on investments ............................................................................................. 23,705 7,837
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
1,962 6,026
Net Increase (Decrease) in Net Assets Resulting from Operations 31,068 23,393
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (16,559) (21,490)
Total Dividends and Distributions (16,559) (21,490)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
6,476 15,208
Total Increase (Decrease) in Net Assets 20,985 17,111
Net Assets
Beginning of period .................................................................................................................
434,253 417,142
End of period .......................................................................................................................
$ 455,238 $ 434,253
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ....................................... $ 2,074 $ 5,052 $ 36,867 $ 671 $ 90 $ 5,602 $ 1,221 $ 1,590
Reinvested .................................. 568 2,419 12,201 80 127 376 181 590
Redeemed ...................................
(1,367) (5,507) (41,260) (783) (4,314) (5,555) (1,471) (2,976)
Net Increase (Decrease) .........................
$ 1,275 $ 1,964 $ 7,808 $ (32) $ (4,097) $ 423 $ (69) $ (796)
Shares:
Sold ....................................... 162 402 2,900 52 7 446 97 125
Reinvested .................................. 44 192 963 7 10 30 15 47
Redeemed ...................................
(106) (437) (3,251) (61) (340) (442) (117) (235)
Net Increase (Decrease) .........................
100 157 612 (2) (323) 34 (5) (63)
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 2,098 $ 4,153 $ 57,534 $ 512 $ 841 $ 1,852 $ 1,538 $ 4,375
Reinvested .................................. 767 3,380 15,190 131 191 609 273 924
Redeemed ...................................
(3,033) (9,582) (49,083) (1,301) (1,103) (4,679) (2,228) (8,151)
Net Increase (Decrease) .........................
$ (168) $ (2,049) $ 23,641 $ (658) $ (71) $ (2,218) $ (417) $ (2,852)
Shares:
Sold ....................................... 171 353 4,720 43 69 155 128 363
Reinvested .................................. 63 283 1,263 11 16 51 23 77
Redeemed ...................................
(248) (803) (4,115) (107) (92) (390) (188) (671)
Net Increase (Decrease) .........................
(14) (167) 1,868 (53) (7) (184) (37) (231)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on
investments .................................. $ (573) $ (2,430) $ (12,201) $ (80) $ (128) $ (376) $ (181) $ (590)
Total Dividends and Distributions
$ (573) $ (2,430) $ (12,201) $ (80) $ (128) $ (376) $ (181) $ (590)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (781) $ (3,389) $ (15,191) $ (131) $ (192) $ (609) $ (273) $ (924)
Total Dividends and Distributions
$ (781) $ (3,389) $ (15,191) $ (131) $ (192) $ (609) $ (273) $ (924)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 33,338 $ 78,460
Net realized gain (loss) on investments ............................................................................................. 288,902 32,428
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
989,039 (940,286)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,311,279 (829,398)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (78,296) (142,199)
Total Dividends and Distributions (78,296) (142,199)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(179,642) 220,363
Total Increase (Decrease) in Net Assets 1,053,341 (751,234)
Net Assets
Beginning of period .................................................................................................................
4,427,429 5,178,663
End of period .......................................................................................................................
$ 5,480,770 $ 4,427,429
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ................... $ 34,947 $ 3,083 $ 5,166 $ 687,746 $ 333 $ 537 $ 11,454 $ 2,379 $ 9,860 $ 223,765
Reinvested .............. 2,725 383 2,250 36,901 29 72 455 387 1,439 26,015
Redeemed ...............
(88,254) (8,258) (14,091) (372,676) (282) (8,075) (6,900) (6,988) (39,131) (684,913)
Net Increase (Decrease) .....
$ (50,582) $ (4,792) $ (6,675) $ 351,971 $ 80 $ (7,466) $ 5,009 $ (4,222) $ (27,832) $ (435,133)
Shares:
Sold ................... 1,299 112 193 25,652 12 21 441 93 378 8,344
Reinvested .............. 104 15 89 1,407 1 3 18 15 57 992
Redeemed ...............
(3,375) (307) (548) (13,957) (10) (321) (264) (271) (1,528) (23,977)
Net Increase (Decrease) .....
(1,972) (180) (266) 13,102 3 (297) 195 (163) (1,093) (14,641)
Year Ended October 31, 2020
Dollars:
Sold ................... $ 86,037 $ 7,178 $ 12,433 $ 1,087,483 $ 950 $ 1,803 $ 8,875 $ 8,086 $ 26,333 $ 458,569
Reinvested .............. 6,779 827 4,474 63,549 64 192 937 888 3,734 46,542
Redeemed ...............
(110,186) (17,196) (30,864) (939,658) (2,611) (6,296) (17,148) (14,791) (47,641) (418,979)
Net Increase (Decrease) .....
$ (17,370) $ (9,191) $ (13,957) $ 211,374 $ (1,597) $ (4,301) $ (7,336) $ (5,817) $ (17,574) $ 86,132
Shares:
Sold ................... 3,445 284 503 43,952 35 75 361 328 1,077 18,125
Reinvested .............. 273 33 187 2,581 3 8 38 37 157 1,891
Redeemed ...............
(4,481) (733) (1,293) (38,924) (101) (264) (708) (617) (1,982) (17,046)
Net Increase (Decrease) .....
(763) (416) (603) 7,609 (63) (181) (309) (252) (748) 2,970
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and
net realized gain on investments $ (3,768) $ (387) $ (2,253) $ (39,475) $ (29) $ (78) $ (457) $ (387) $ (1,440) $ (30,022)
Total Dividends and
Distributions
$ (3,768) $ (387) $ (2,253) $ (39,475) $ (29) $ (78) $ (457) $ (387) $ (1,440) $ (30,022)
Year Ended October 31, 2020
From net investment income and
net realized gain on investments $ (8,748) $ (849) $ (4,479) $ (67,692) $ (64) $ (241) $ (939) $ (888) $ (3,736) $ (54,563)
Total Dividends and
Distributions
$ (8,748) $ (849) $ (4,479) $ (67,692) $ (64) $ (241) $ (939) $ (888) $ (3,736) $ (54,563)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 34,847 $ 72,682
Net realized gain (loss) on investments ............................................................................................. 346,411 84,530
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
425,592 (25,116)
Net Increase (Decrease) in Net Assets Resulting from Operations 806,850 132,096
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (121,232) (174,366)
Total Dividends and Distributions (121,232) (174,366)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(3,333) (212,633)
Total Increase (Decrease) in Net Assets 682,285 (254,903)
Net Assets
Beginning of period .................................................................................................................
4,272,603 4,527,506
End of period .......................................................................................................................
$ 4,954,888 $ 4,272,603
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ............................. $ 126,525 $ 14,568 $ 62,019 $ 39,796 $ 315 $ 66 $ 5,300 $ 706 $ 4,206
Reinvested ........................ 56,362 8,278 31,834 22,169 67 65 604 358 862
Redeemed .........................
(143,745) (80,124) (79,721) (58,973) (666) (2,751) (4,346) (3,992) (3,115)
Net Increase (Decrease) ...............
$ 39,142 $ (57,278) $ 14,132 $ 2,992 $ (284) $ (2,620) $ 1,558 $ (2,928) $ 1,953
Shares:
Sold ............................. 7,223 871 3,728 2,322 19 4 311 43 245
Reinvested ........................ 3,330 498 1,955 1,333 4 4 36 21 52
Redeemed .........................
(8,326) (4,648) (4,808) (3,516) (39) (162) (259) (231) (187)
Net Increase (Decrease) ...............
2,227 (3,279) 875 139 (16) (154) 88 (167) 110
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 122,255 $ 25,679 $ 108,746 $ 99,857 $ 420 $ 779 $ 3,997 $ 1,570 $ 6,437
Reinvested ........................ 81,459 11,814 45,159 32,066 101 80 899 506 1,285
Redeemed .........................
(319,083) (95,062) (163,825) (155,979) (1,043) (694) (6,121) (2,847) (11,088)
Net Increase (Decrease) ...............
$ (115,369) $ (57,569) $ (9,920) $ (24,056) $ (522) $ 165 $ (1,225) $ (771) $ (3,366)
Shares:
Sold ............................. 7,983 1,703 7,378 6,639 28 52 264 102 431
Reinvested ........................ 5,201 760 3,004 2,093 6 5 59 33 84
Redeemed .........................
(21,009) (6,384) (11,237) (10,459) (68) (48) (405) (184) (748)
Net Increase (Decrease) ...............
(7,825) (3,921) (855) (1,727) (34) 9 (82) (49) (233)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized
gain on investments .................. $ (56,930) $ (8,299) $ (31,873) $ (22,174) $ (67) $ (65) $ (604) $ (358) $ (862)
Total Dividends and Distributions
$ (56,930) $ (8,299) $ (31,873) $ (22,174) $ (67) $ (65) $ (604) $ (358) $ (862)
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (82,282) $ (11,858) $ (45,235) $ (32,120) $ (101) $ (80) $ (899) $ (506) $ (1,285)
Total Dividends and Distributions
$ (82,282) $ (11,858) $ (45,235) $ (32,120) $ (101) $ (80) $ (899) $ (506) $ (1,285)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 15,001 $ 31,739
Net realized gain (loss) on investments ............................................................................................. 89,764 20,519
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
118,766 (2,440)
Net Increase (Decrease) in Net Assets Resulting from Operations 223,531 49,818
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (35,892) (54,075)
Total Dividends and Distributions (35,892) (54,075)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
12,374 (38,562)
Total Increase (Decrease) in Net Assets 200,013 (42,819)
Net Assets
Beginning of period .................................................................................................................
1,658,554 1,701,373
End of period .......................................................................................................................
$ 1,858,567 $ 1,658,554
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ............................. $ 52,673 $ 5,813 $ 64,455 $ 18,759 $ 76 $ 30 $ 1,380 $ 2,126 $ 4,605
Reinvested ........................ 11,460 2,431 15,588 5,376 44 8 210 251 388
Redeemed .........................
(48,875) (32,567) (54,269) (27,535) (916) (486) (3,386) (3,372) (1,893)
Net Increase (Decrease) ...............
$ 15,258 $ (24,323) $ 25,774 $ (3,400) $ (796) $ (448) $ (1,796) $ (995) $ 3,100
Shares:
Sold ............................. 3,992 449 4,996 1,443 6 2 107 163 353
Reinvested ........................ 885 190 1,222 420 3 1 16 20 30
Redeemed .........................
(3,741) (2,491) (4,216) (2,137) (72) (37) (269) (254) (146)
Net Increase (Decrease) ...............
1,136 (1,852) 2,002 (274) (63) (34) (146) (71) 237
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 69,118 $ 11,746 $ 125,044 $ 30,791 $ 514 $ 214 $ 2,862 $ 1,846 $ 3,826
Reinvested ........................ 16,984 3,702 22,659 9,088 68 8 398 374 558
Redeemed .........................
(92,569) (38,231) (126,514) (66,999) (586) (80) (5,361) (2,485) (5,537)
Net Increase (Decrease) ...............
$ (6,467) $ (22,783) $ 21,189 $ (27,120) $ (4) $ 142 $ (2,101) $ (265) $ (1,153)
Shares:
Sold ............................. 5,769 995 10,635 2,615 44 17 242 155 321
Reinvested ........................ 1,410 308 1,912 764 6 1 33 31 47
Redeemed .........................
(7,805) (3,251) (10,919) (5,695) (50) (7) (446) (209) (467)
Net Increase (Decrease) ...............
(626) (1,948) 1,628 (2,316) – 11 (171) (23) (99)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized
gain on investments .................. $ (11,560) $ (2,438) $ (15,616) $ (5,377) $ (44) $ (8) $ (210) $ (251) $ (388)
Total Dividends and Distributions
$ (11,560) $ (2,438) $ (15,616) $ (5,377) $ (44) $ (8) $ (210) $ (251) $ (388)
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (17,139) $ (3,730) $ (22,692) $ (9,108) $ (68) $ (8) $ (398) $ (374) $ (558)
Total Dividends and Distributions
$ (17,139) $ (3,730) $ (22,692) $ (9,108) $ (68) $ (8) $ (398) $ (374) $ (558)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 20,239 $ 42,923
Net realized gain (loss) on investments ............................................................................................. 206,196 70,003
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
464,137 (32,711)
Net Increase (Decrease) in Net Assets Resulting from Operations 690,572 80,215
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (107,676) (122,305)
Total Dividends and Distributions (107,676) (122,305)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
5,421 (166,648)
Total Increase (Decrease) in Net Assets 588,317 (208,738)
Net Assets
Beginning of period .................................................................................................................
2,826,597 3,035,335
End of period .......................................................................................................................
$ 3,414,914 $ 2,826,597
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ............................. $ 73,626 $ 7,621 $ 48,940 $ 24,446 $ 416 $ 311 $ 3,633 $ 3,647 $ 2,404
Reinvested ........................ 57,547 6,537 23,562 17,669 43 54 493 233 855
Redeemed .........................
(110,020) (53,919) (47,962) (44,565) (66) (2,246) (3,673) (1,484) (2,681)
Net Increase (Decrease) ...............
$ 21,153 $ (39,761) $ 24,540 $ (2,450) $ 393 $ (1,881) $ 453 $ 2,396 $ 578
Shares:
Sold ............................. 3,649 435 2,581 1,265 22 16 191 184 123
Reinvested ........................ 2,998 373 1,281 945 2 3 27 13 46
Redeemed .........................
(5,602) (2,923) (2,551) (2,348) (3) (118) (198) (74) (140)
Net Increase (Decrease) ...............
1,045 (2,115) 1,311 (138) 21 (99) 20 123 29
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 81,248 $ 16,027 $ 70,981 $ 49,555 $ 120 $ 804 $ 1,575 $ 1,160 $ 4,172
Reinvested ........................ 65,472 8,172 25,286 20,386 42 33 653 261 1,069
Redeemed .........................
(238,081) (57,581) (94,235) (106,241) (180) (167) (5,619) (2,275) (9,285)
Net Increase (Decrease) ...............
$ (91,361) $ (33,382) $ 2,032 $ (36,300) $ (18) $ 670 $ (3,391) $ (854) $ (4,044)
Shares:
Sold ............................. 4,856 1,036 4,387 2,973 7 48 98 71 254
Reinvested ........................ 3,690 503 1,486 1,179 3 2 38 15 62
Redeemed .........................
(14,240) (3,716) (5,887) (6,482) (11) (10) (334) (134) (573)
Net Increase (Decrease) ...............
(5,694) (2,177) (14) (2,330) (1) 40 (198) (48) (257)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized
gain on investments .................. $ (58,178) $ (6,569) $ (23,566) $ (17,685) $ (43) $ (54) $ (493) $ (233) $ (855)
Total Dividends and Distributions
$ (58,178) $ (6,569) $ (23,566) $ (17,685) $ (43) $ (54) $ (493) $ (233) $ (855)
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (66,202) $ (8,253) $ (25,299) $ (20,493) $ (42) $ (33) $ (653) $ (261) $ (1,069)
Total Dividends and Distributions
$ (66,202) $ (8,253) $ (25,299) $ (20,493) $ (42) $ (33) $ (653) $ (261) $ (1,069)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 26,908 $ 55,140
Net realized gain (loss) on investments ............................................................................................. 119,342 30,155
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
97,426 (30,971)
Net Increase (Decrease) in Net Assets Resulting from Operations 243,676 54,324
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (54,718) (66,442)
Total Dividends and Distributions (54,718) (66,442)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
57,611 (14,130)
Total Increase (Decrease) in Net Assets 246,569 (26,248)
Net Assets
Beginning of period .................................................................................................................
2,677,049 2,703,297
End of period .......................................................................................................................
$ 2,923,618 $ 2,677,049
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ............................. $ 133,671 $ 16,232 $ 92,244 $ 31,501 $ 216 $ 196 $ 761 $ 2,363 $ 778
Reinvested ........................ 21,820 3,764 24,028 4,380 37 7 88 94 158
Redeemed .........................
(103,662) (50,920) (88,629) (26,874) (225) (477) (999) (2,132) (809)
Net Increase (Decrease) ...............
$ 51,829 $ (30,924) $ 27,643 $ 9,007 $ 28 $ (274) $ (150) $ 325 $ 127
Shares:
Sold ............................. 10,279 1,265 7,183 2,436 17 15 59 184 60
Reinvested ........................ 1,688 295 1,877 340 3 1 7 7 12
Redeemed .........................
(7,997) (3,942) (6,907) (2,077) (18) (37) (78) (165) (63)
Net Increase (Decrease) ...............
3,970 (2,382) 2,153 699 2 (21) (12) 26 9
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 239,617 $ 29,502 $ 175,024 $ 59,969 $ 699 $ 57 $ 1,250 $ 3,713 $ 2,344
Reinvested ........................ 25,727 4,277 29,636 5,790 55 11 102 91 196
Redeemed .........................
(233,175) (60,588) (205,454) (84,029) (1,639) (435) (1,704) (2,283) (2,883)
Net Increase (Decrease) ...............
$ 32,169 $ (26,809) $ (794) $ (18,270) $ (885) $ (367) $ (352) $ 1,521 $ (343)
Shares:
Sold ............................. 19,546 2,444 14,432 4,863 58 5 101 314 192
Reinvested ........................ 2,091 351 2,431 473 5 1 8 8 16
Redeemed .........................
(19,239) (5,028) (17,200) (6,924) (137) (37) (138) (189) (238)
Net Increase (Decrease) ...............
2,398 (2,233) (337) (1,588) (74) (31) (29) 133 (30)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized
gain on investments .................. $ (22,073) $ (3,790) $ (24,086) $ (4,385) $ (37) $ (7) $ (88) $ (94) $ (158)
Total Dividends and Distributions
$ (22,073) $ (3,790) $ (24,086) $ (4,385) $ (37) $ (7) $ (88) $ (94) $ (158)
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (26,033) $ (4,321) $ (29,727) $ (5,905) $ (55) $ (11) $ (102) $ (92) $ (196)
Total Dividends and Distributions
$ (26,033) $ (4,321) $ (29,727) $ (5,905) $ (55) $ (11) $ (102) $ (92) $ (196)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 14,075 $ 21,111
Net realized gain (loss) on investments ............................................................................................. 124,979 61,415
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
373,693 (14,680)
Net Increase (Decrease) in Net Assets Resulting from Operations 512,747 67,846
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (82,078) (86,694)
Total Dividends and Distributions (82,078) (86,694)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
16,602 (81,087)
Total Increase (Decrease) in Net Assets 447,271 (99,935)
Net Assets
Beginning of period .................................................................................................................
1,778,976 1,878,911
End of period .......................................................................................................................
$ 2,226,247 $ 1,778,976
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ............................. $ 51,907 $ 6,581 $ 24,671 $ 24,430 $ 101 $ 78 $ 3,904 $ 1,017 $ 4,358
Reinvested ........................ 47,387 5,093 14,479 13,051 13 118 206 390 735
Redeemed .........................
(83,768) (36,442) (26,042) (23,895) (16) (3,326) (2,832) (3,750) (1,846)
Net Increase (Decrease) ...............
$ 15,526 $ (24,768) $ 13,108 $ 13,586 $ 98 $ (3,130) $ 1,278 $ (2,343) $ 3,247
Shares:
Sold ............................. 2,348 353 1,187 1,162 5 4 187 47 202
Reinvested ........................ 2,288 280 731 648 1 6 10 20 37
Redeemed .........................
(3,912) (1,874) (1,263) (1,156) (1) (160) (145) (174) (89)
Net Increase (Decrease) ...............
724 (1,241) 655 654 5 (150) 52 (107) 150
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 68,915 $ 12,623 $ 39,201 $ 31,741 $ 1,441 $ 212 $ 1,401 $ 978 $ 2,892
Reinvested ........................ 49,686 5,804 15,072 13,775 18 107 354 406 853
Redeemed .........................
(154,578) (35,045) (63,816) (60,810) (1,688) (94) (3,035) (2,358) (5,142)
Net Increase (Decrease) ...............
$ (35,977) $ (16,618) $ (9,543) $ (15,294) $ (229) $ 225 $ (1,280) $ (974) $ (1,397)
Shares:
Sold ............................. 3,958 798 2,346 1,838 91 13 80 57 166
Reinvested ........................ 2,627 347 831 749 1 6 19 22 47
Redeemed .........................
(8,738) (2,201) (3,775) (3,501) (96) (6) (172) (135) (306)
Net Increase (Decrease) ...............
(2,153) (1,056) (598) (914) (4) 13 (73) (56) (93)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized
gain on investments .................. $ (47,972) $ (5,106) $ (14,485) $ (13,053) $ (13) $ (118) $ (206) $ (390) $ (735)
Total Dividends and Distributions
$ (47,972) $ (5,106) $ (14,485) $ (13,053) $ (13) $ (118) $ (206) $ (390) $ (735)
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (50,245) $ (5,838) $ (15,081) $ (13,792) $ (18) $ (107) $ (354) $ (406) $ (853)
Total Dividends and Distributions
$ (50,245) $ (5,838) $ (15,081) $ (13,792) $ (18) $ (107) $ (354) $ (406) $ (853)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Short-Term Income Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 33,523 $ 98,701
Net realized gain (loss) on investments and futures ................................................................................ 7,932 51,880
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
(28,042) 35,432
Net Increase (Decrease) in Net Assets Resulting from Operations 13,413 186,013
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (74,650) (99,847)
Total Dividends and Distributions (74,650) (99,847)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(230,006) 565,444
Total Increase (Decrease) in Net Assets (291,243) 651,610
Net Assets
Beginning of period .................................................................................................................
5,917,134 5,265,524
End of period .......................................................................................................................
$ 5,625,891 $ 5,917,134
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ............................. $ 217,500 $ 9,558 $ 24,859 $ 619,558 $ 104 $ 141 $ 2,495 $ 1,683 $ 4,082
Reinvested ........................ 4,895 401 1,985 65,046 5 14 143 55 152
Redeemed .........................
(172,714) (20,446) (28,431) (949,001) (500) (1,928) (1,870) (3,092) (4,700)
Net Increase (Decrease) ...............
$ 49,681 $ (10,487) $ (1,587) $ (264,397) $ (391) $ (1,773) $ 768 $ (1,354) $ (466)
Shares:
Sold ............................. 17,441 766 1,992 49,753 8 11 200 136 328
Reinvested ........................ 392 32 159 5,217 1 1 12 4 12
Redeemed .........................
(13,856) (1,642) (2,281) (76,285) (40) (155) (150) (247) (377)
Net Increase (Decrease) ...............
3,977 (844) (130) (21,315) (31) (143) 62 (107) (37)
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 311,172 $ 28,675 $ 75,090 $ 1,822,124 $ 1,111 $ 464 $ 6,210 $ 7,772 $ 9,578
Reinvested ........................ 4,916 375 2,344 89,474 8 18 185 65 241
Redeemed .........................
(186,946) (24,498) (43,106) (1,515,167) (572) (300) (6,126) (5,306) (12,357)
Net Increase (Decrease) ...............
$ 129,142 $ 4,552 $ 34,328 $ 396,431 $ 547 $ 182 $ 269 $ 2,531 $ (2,538)
Shares:
Sold ............................. 25,012 2,321 6,053 146,591 90 38 501 625 773
Reinvested ........................ 396 30 189 7,213 1 1 15 5 19
Redeemed .........................
(15,100) (1,978) (3,506) (122,713) (46) (24) (493) (427) (996)
Net Increase (Decrease) ...............
10,308 373 2,736 31,091 45 15 23 203 (204)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized
gain on investments .................. $ (5,435) $ (417) $ (1,997) $ (66,429) $ (5) $ (15) $ (143) $ (56) $ (153)
Total Dividends and Distributions
$ (5,435) $ (417) $ (1,997) $ (66,429) $ (5) $ (15) $ (143) $ (56) $ (153)
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (5,555) $ (402) $ (2,369) $ (91,001) $ (8) $ (20) $ (186) $ (65) $ (241)
Total Dividends and Distributions
$ (5,555) $ (402) $ (2,369) $ (91,001) $ (8) $ (20) $ (186) $ (65) $ (241)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (471) $ 516
Net realized gain (loss) on investments ............................................................................................. 57,258 21,563
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
279,211 2,631
Net Increase (Decrease) in Net Assets Resulting from Operations 335,998 24,710
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (19,710) (39,575)
Total Dividends and Distributions (19,710) (39,575)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
297,631 36,356
Total Increase (Decrease) in Net Assets 613,919 21,491
Net Assets
Beginning of period .................................................................................................................
689,469 667,978
End of period .......................................................................................................................
$ 1,303,388 $ 689,469
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ................... $ 32,436 $ 5,774 $ 14,128 $ 259,841 $ 184 $ 377 $ 6,451 $ 8,674 $ 5,980 $ 52,625
Reinvested .............. 5,540 681 5,065 4,529 54 24 201 793 684 2,076
Redeemed ...............
(20,261) (6,399) (15,634) (40,130) (172) (2,505) (2,576) (3,940) (3,861) (13,008)
Net Increase (Decrease) .....
$ 17,715 $ 56 $ 3,559 $ 224,240 $ 66 $ (2,104) $ 4,076 $ 5,527 $ 2,803 $ 41,693
Shares:
Sold ................... 1,194 249 554 8,824 7 15 237 319 209 1,774
Reinvested .............. 225 32 217 168 3 1 8 31 26 77
Redeemed ...............
(769) (279) (629) (1,356) (7) (100) (97) (141) (139) (459)
Net Increase (Decrease) .....
650 2 142 7,636 3 (84) 148 209 96 1,392
Year Ended October 31, 2020
Dollars:
Sold ................... $ 14,484 $ 2,202 $ 6,697 $ 84,314 $ 174 $ 348 $ 1,785 $ 9,018 $ 9,609 $ 24,260
Reinvested .............. 12,521 1,738 11,886 6,115 135 80 520 1,462 1,375 3,537
Redeemed ...............
(35,796) (7,542) (26,839) (50,957) (789) (1,387) (4,160) (7,246) (6,936) (14,252)
Net Increase (Decrease) .....
$ (8,791) $ (3,602) $ (8,256) $ 39,472 $ (480) $ (959) $ (1,855) $ 3,234 $ 4,048 $ 13,545
Shares:
Sold ................... 760 138 379 4,147 10 19 95 473 458 1,156
Reinvested .............. 601 96 602 269 7 4 25 67 62 156
Redeemed ...............
(1,888) (461) (1,491) (2,549) (44) (75) (215) (371) (340) (674)
Net Increase (Decrease) .....
(527) (227) (510) 1,867 (27) (52) (95) 169 180 638
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and
net realized gain on investments $ (5,576) $ (681) $ (5,066) $ (4,534) $ (54) $ (40) $ (201) $ (793) $ (684) $ (2,081)
Total Dividends and
Distributions
$ (5,576) $ (681) $ (5,066) $ (4,534) $ (54) $ (40) $ (201) $ (793) $ (684) $ (2,081)
Year Ended October 31, 2020
From net investment income and
net realized gain on investments $ (12,615) $ (1,744) $ (11,893) $ (6,139) $ (135) $ (155) $ (520) $ (1,462) $ (1,375) $ (3,537)
Total Dividends and
Distributions
$ (12,615) $ (1,744) $ (11,893) $ (6,139) $ (135) $ (155) $ (520) $ (1,462) $ (1,375) $ (3,537)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Growth Fund I
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (6,780) $ (9,621)
Net realized gain (loss) on investments and futures ................................................................................ 380,094 144,468
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
373,595 288,676
Net Increase (Decrease) in Net Assets Resulting from Operations 746,909 423,523
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (134,563) (139,062)
Total Dividends and Distributions (134,563) (139,062)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
227,595 125,644
Total Increase (Decrease) in Net Assets 839,941 410,105
Net Assets
Beginning of period .................................................................................................................
2,193,228 1,783,123
End of period .......................................................................................................................
$ 3,033,169 $ 2,193,228
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ....................................... $ 17,031 $ 90,955 $ 354 $ 296 $ 7,596 $ 7,822 $ 10,191 $ 451,033
Reinvested .................................. 6,765 11,222 150 167 984 930 2,717 110,015
Redeemed ...................................
(14,322) (85,920) (409) (3,229) (4,225) (4,470) (12,177) (365,881)
Net Increase (Decrease) .........................
$ 9,474 $ 16,257 $ 95 $ (2,766) $ 4,355 $ 4,282 $ 731 $ 195,167
Shares:
Sold ....................................... 1,374 4,791 25 22 500 474 596 24,102
Reinvested .................................. 567 612 11 13 69 59 162 5,998
Redeemed ...................................
(1,158) (4,590) (29) (227) (282) (285) (708) (18,916)
Net Increase (Decrease) .........................
783 813 7 (192) 287 248 50 11,184
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 14,032 $ 122,083 $ 668 $ 694 $ 5,277 $ 3,944 $ 10,789 $ 231,374
Reinvested .................................. 7,482 11,853 157 242 1,191 1,128 3,016 112,255
Redeemed ...................................
(21,119) (86,564) (825) (1,785) (7,971) (4,085) (13,844) (264,348)
Net Increase (Decrease) .........................
$ 395 $ 47,372 $ – $ (849) $ (1,503) $ 987 $ (39) $ 79,281
Shares:
Sold ....................................... 1,566 8,869 64 68 490 322 828 16,508
Reinvested .................................. 833 882 15 25 111 97 244 8,358
Redeemed ...................................
(2,354) (6,453) (78) (181) (746) (349) (1,094) (19,552)
Net Increase (Decrease) .........................
45 3,298 1 (88) (145) 70 (22) 5,314
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on
investments .................................. $ (6,783) $ (12,809) $ (150) $ (175) $ (984) $ (930) $ (2,717) $ (110,015)
Total Dividends and Distributions
$ (6,783) $ (12,809) $ (150) $ (175) $ (984) $ (930) $ (2,717) $ (110,015)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (7,498) $ (13,560) $ (157) $ (257) $ (1,191) $ (1,128) $ (3,016) $ (112,255)
Total Dividends and Distributions
$ (7,498) $ (13,560) $ (157) $ (257) $ (1,191) $ (1,128) $ (3,016) $ (112,255)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap S&P 600 Index Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 7,231 $ 12,685
Net realized gain (loss) on investments and futures ................................................................................ 53,653 3,789
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
477,322 (96,596)
Net Increase (Decrease) in Net Assets Resulting from Operations 538,206 (80,122)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (26,607) (89,915)
Total Dividends and Distributions (26,607) (89,915)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(66,820) (78,273)
Total Increase (Decrease) in Net Assets 444,779 (248,310)
Net Assets
Beginning of period .................................................................................................................
1,031,746 1,280,056
End of period .......................................................................................................................
$ 1,476,525 $ 1,031,746
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a)
Dollars:
Sold ....................................... $ 19,050 $ 69,859 $ 1,352 $ 543 $ 22,479 $ 9,077 $ 22,844 $ 62,510
Reinvested .................................. 3,649 5,700 128 129 1,483 880 2,161 12,447
Redeemed ...................................
(18,571) (64,686) (2,267) (11,939) (22,201) (16,694) (30,465) (134,288)
Net Increase (Decrease) .........................
$ 4,128 $ 10,873 $ (787) $ (11,267) $ 1,761 $ (6,737) $ (5,460) $ (59,331)
Shares:
Sold ....................................... 673 2,386 47 19 717 294 735 2,132
Reinvested .................................. 145 213 5 5 54 32 77 465
Redeemed ...................................
(687) (2,279) (78) (379) (745) (547) (996) (4,671)
Net Increase (Decrease) .........................
131 320 (26) (355) 26 (221) (184) (2,074)
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 12,765 $ 66,542 $ 1,558 $ 2,365 $ 19,447 $ 8,764 $ 16,721 $ 155,344
Reinvested .................................. 12,768 23,404 590 713 6,545 3,722 8,270 33,879
Redeemed ...................................
(34,322) (152,374) (3,861) (4,891) (42,292) (23,235) (48,237) (142,458)
Net Increase (Decrease) .........................
$ (8,789) $ (62,428) $ (1,713) $ (1,813) $ (16,300) $ (10,749) $ (23,246) $ 46,765
Shares:
Sold ....................................... 656 3,183 74 108 922 405 777 8,131
Reinvested .................................. 544 935 24 28 256 144 317 1,353
Redeemed ...................................
(1,740) (7,175) (183) (222) (1,900) (1,013) (2,106) (6,710)
Net Increase (Decrease) .........................
(540) (3,057) (85) (86) (722) (464) (1,012) 2,774
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a)
From net investment income and net realized gain on
investments .................................. $ (3,651) $ (5,727) $ (128) $ (129) $ (1,483) $ (880) $ (2,161) $ (12,448)
Total Dividends and Distributions
$ (3,651) $ (5,727) $ (128) $ (129) $ (1,483) $ (880) $ (2,161) $ (12,448)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (12,774) $ (23,409) $ (590) $ (713) $ (6,545) $ (3,722) $ (8,271) $ (33,891)
Total Dividends and Distributions
$ (12,774) $ (23,409) $ (590) $ (713) $ (6,545) $ (3,722) $ (8,271) $ (33,891)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 3,736 $ 7,842
Net realized gain (loss) on investments and futures ................................................................................ 123,997 (65,549)
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
344,681 (75,743)
Net Increase (Decrease) in Net Assets Resulting from Operations 472,414 (133,450)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (7,762) (9,195)
Total Dividends and Distributions (7,762) (9,195)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
109,806 (65,000)
Total Increase (Decrease) in Net Assets 574,458 (207,645)
Net Assets
Beginning of period .................................................................................................................
807,322 1,014,967
End of period .......................................................................................................................
$ 1,381,780 $ 807,322
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2021
(a), (b)
Dollars:
Sold ............................. $ 475 $ 8,523 $ 58,932 $ 258 $ 369 $ 2,944 $ 592 $ 2,923 $ 167,568
Reinvested ........................ 28 51 1,182 1 1 11 12 101 6,343
Redeemed .........................
(9,133) (3,921) (34,030) (326) (1,384) (1,560) (788) (6,532) (82,834)
Net Increase (Decrease) ...............
$ (8,630) $ 4,653 $ 26,084 $ (67) $ (1,014) $ 1,395 $ (184) $ (3,508) $ 91,077
Shares:
Sold ............................. 44 675 5,288 22 34 239 46 233 13,259
Reinvested ........................ 2 5 107 – – 1 1 9 574
Redeemed .........................
(733) (322) (2,782) (29) (117) (136) (62) (543) (6,981)
Net Increase (Decrease) ...............
(687) 358 2,613 (7) (83) 104 (15) (301) 6,852
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 1,296 $ 2,824 $ 37,288 $ 226 $ 283 $ 1,691 $ 585 $ 3,649 $ 67,175
Reinvested ........................ 39 77 1,052 – 1 24 26 131 7,830
Redeemed .........................
(2,034) (5,050) (37,231) (400) (857) (4,138) (2,496) (5,629) (131,362)
Net Increase (Decrease) ...............
$ (699) $ (2,149) $ 1,109 $ (174) $ (573) $ (2,423) $ (1,885) $ (1,849) $ (56,357)
Shares:
Sold ............................. 142 335 4,608 29 32 216 68 414 7,726
Reinvested ........................ 3 7 95 – – 2 2 12 711
Redeemed .........................
(228) (584) (4,144) (48) (95) (473) (272) (621) (13,877)
Net Increase (Decrease) ...............
(83) (242) 559 (19) (63) (255) (202) (195) (5,440)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
(a), (b)
From net investment income and net realized
gain on investments .................. $ (28) $ (51) $ (1,214) $ (1) $ (1) $ (11) $ (12) $ (101) $ (6,343)
Total Dividends and Distributions
$ (28) $ (51) $ (1,214) $ (1) $ (1) $ (11) $ (12) $ (101) $ (6,343)
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (39) $ (77) $ (1,066) $ – $ (2) $ (24) $ (26) $ (131) $ (7,830)
Total Dividends and Distributions
$ (39) $ (77) $ (1,066) $ – $ (2) $ (24) $ (26) $ (131) $ (7,830)
(a)
Class A shares discontinued operations on February 23, 2021.
(b)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Period Ended
April 30, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 8,121 $ 15,811
Net realized gain (loss) on investments ............................................................................................. (231) (7,287)
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
22,650 9
Net Increase (Decrease) in Net Assets Resulting from Operations 30,540 8,533
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (8,081) (14,155)
Total Dividends and Distributions (8,081) (14,155)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
45,475 87,432
Total Increase (Decrease) in Net Assets 67,934 81,810
Net Assets
Beginning of period .................................................................................................................
642,958 561,148
End of period .......................................................................................................................
$ 710,892 $ 642,958
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2021
Dollars:
Sold ....................................................................................... $ 47,724 $ 3,986 $ 60,303
Reinvested .................................................................................. 3,862 268 3,154
Redeemed ...................................................................................
(32,567) (7,105) (34,150)
Net Increase (Decrease) .........................................................................
$ 19,019 $ (2,851) $ 29,307
Shares:
Sold ....................................................................................... 6,267 521 7,916
Reinvested .................................................................................. 508 35 415
Redeemed ...................................................................................
(4,284) (931) (4,494)
Net Increase (Decrease) .........................................................................
2,491 (375) 3,837
Year Ended October 31, 2020
Dollars:
Sold ....................................................................................... $ 98,356 $ 13,236 $ 185,386
Reinvested .................................................................................. 7,277 537 4,814
Redeemed ...................................................................................
(103,680) (14,303) (104,191)
Net Increase (Decrease) .........................................................................
$ 1,953 $ (530) $ 86,009
Shares:
Sold ....................................................................................... 13,366 1,777 25,124
Reinvested .................................................................................. 988 73 653
Redeemed ...................................................................................
(14,400) (1,952) (14,240)
Net Increase (Decrease) .........................................................................
(46) (102) 11,537
Dividends and Distributions to Shareholders:
Period Ended April 30, 2021
From net investment income and net realized gain on investments ........................................... $ (4,377) $ (288) $ (3,416)
Total Dividends and Distributions
$ (4,377) $ (288) $ (3,416)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................................... $ (8,234) $ (601) $ (5,320)
Total Dividends and Distributions
$ (8,234) $ (601) $ (5,320)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-
end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California
Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Emerging
Markets Total Return Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond
Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets
Fund, International Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap
Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund,
Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal
LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime
2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund,
Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime
Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund,
Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime
Hybrid 2065 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund,
SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio,
SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund,
SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. Principal LifeTime 2010 Fund, Principal
LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime
2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund,
Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, and Principal LifeTime Strategic Income Fund are referred to collectively as the “Principal LifeTime Funds”. Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid
2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal
LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid
2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income Fund are referred to collectively as the “Principal
LifeTime Hybrid Funds”. SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible
Income Portfolio, and SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to nine classes of shares: Class A, Class C, Class J, Institutional, R-1, R-3, R-4, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective December 20, 2019, Diversified International Fund, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of Global Opportunities Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders on December
18, 2019. The purpose of the acquisition was to combine two accounts managed by the Principal Global Investors (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 4,597,000 shares from Global Opportunities Fund for 1,150,000 shares valued at $14,798,000 of Diversified International Fund at an approximate exchange rate of .27 and .29 for Class A and Institutional classes of shares, respectively. The investment securities of Global Opportunities Fund, with a fair value of approximately $12,835,000 and a cost of $12,014,000 and $3,574,000 cash were the primary assets acquired by Diversified
International Fund on December 20, 2019. For financial reporting purposes, assets received and shares issued by Diversified International
Fund were recorded at fair value; however, the cost basis of the investments received from Global Opportunities Fund were maintained through the reorganization. The net assets of Global Opportunities Fund and Diversified International Fund immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $16,894,000 ($953,000 of accumulated realized gain) and $12,519,093,000, respectively. The net assets of Diversified International Fund immediately following the acquisition were $12,535,987,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2019, the beginning of the fiscal year for Diversified International Fund,
Diversified International Fund’s pro forma results of operations for the period ended October 31, 2020, would have been $163,840,000 of net investment income, $388,990,000 of net realized and unrealized loss on investments, and $552,830,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Global Opportunities Fund that have been included in
Diversified International Fund’s statement of operations since December 20, 2019.
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Effective June 26, 2020, Diversified International Fund, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of SystematEx International Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders on June 23, 2020.
The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 6,678,000 shares from SystematEx International Fund for 5,048,000 shares valued at $59,045,000 of Diversified International Fund at an approximate exchange rate of .75 and .76 for Institutional and Class R-6 classes of shares, respectively. The investment securities of SystematEx International Fund, with a fair value of approximately $51,982,000 and a cost of $53,094,000 and $6,572,000 cash were the primary assets acquired by Diversified International Fund on December 20, 2019.
For financial reporting purposes, assets received and shares issued by Diversified International Fund were recorded at fair value; however, the cost basis of the investments received from SystematEx International Fund were maintained through the reorganization. The net assets of SystematEx International Fund and Diversified International Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $59,045,000 ($811,000 of accumulated realized gain) and $12,179,242,000, respectively. The net assets of Diversified
International Fund immediately following the acquisition were $12,238,287,000. In accordance with Sections 381-384 of the Internal
Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2019, the beginning of the fiscal year for Diversified International Fund,
Diversified International Fund’s pro forma results of operations for the period ended October 31, 2020, would have been $163,200,000 of net investment income, $389,491,000 of net realized and unrealized loss on investments, and $552,691,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SystematEx International Fund that have been included in Diversified International Fund’s statement of operations since June 26, 2020.
Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total
Return Bond Fund.
Effective February 23, 2021, Class A shares were liquidated for High Income Fund, Inflation Protection Fund, International Fund I, and
SmallCap Value Fund II.
Effective February 25, 2021, Class R-3 and Class R-5 shares discontinued and converted into Class R-6 shares for the following Funds:
Effective March 1, 2021, Class R-2 shares discontinued and converted into Class R-3 shares for all Funds.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other publicly traded investment funds, which are valued at the closing net asset value per share on the day of valuation. In addition, the Funds may invest in Principal Exchange-Traded Funds, which are valued at closing exchange price. The shares of other series of the Fund and Principal Exchange-Traded Funds are referred to as the
“Affiliated Underlying Funds” and collectively, with other publicly traded investment funds are referred to as the “Underlying Funds.”
The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime
Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques
Principal LifeTime Hybrid 2015 Fund Principal LifeTime Hybrid 2035 Fund Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2020 Fund Principal LifeTime Hybrid 2040 Fund Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2025 Fund Principal LifeTime Hybrid 2045 Fund Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid 2030 Fund Principal LifeTime Hybrid 2050 Fund Principal LifeTime Hybrid Income Fund
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors, as may occasionally be necessary.
Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the 1940 Act. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of April 30,
2021:
Diversified International Fund
Euro 23 .6%
Japanese Yen 16 .4
British Pound Sterling 9 .4
Hong Kong Dollar 7 .2
Swiss Franc 6 .1
Canadian Dollar 5 .8
Finisterre Emerging Markets Total Return Bond Fund
Euro 9 .7%
Chinese Renminbi 5 .9
Global Diversified Income Fund
Euro 5 .6%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and
Money Market Fund) of each class.
Distributions from Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With
Global Real Estate Securities Fund
Japanese Yen 9 .7%
Euro 8 .9
Hong Kong Dollar 6 .3
British Pound Sterling 6 .1
International Emerging Markets Fund
Hong Kong Dollar 29 .7%
New Taiwan Dollar 14 .1
Indian Rupee 13 .9
South Korean Won 13 .3
Brazilian Real 5 .2
International Fund I
Euro 15 .1%
Japanese Yen 11 .4
Hong Kong Dollar 10 .4
New Taiwan Dollar 10 .1
British Pound Sterling 9 .3
Canadian Dollar 8 .2
Swedish Krona 7 .5
Swiss Franc 6 .5
South Korean Won 5 .5
Overseas Fund
Euro 40 .0%
British Pound Sterling 18 .2
Japanese Yen 11 .6
Swiss Franc 7 .9
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

respect to California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High
Yield Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities (“Inverse Floaters”), options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal
Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment;
temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2021 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three fiscal years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any accrued foreign tax liability is shown on the statements of assets and liabilities. At April 30, 2021,
Diversified International Fund had an accrued tax liability of $2,237,000 and International Emerging Markets Fund had a foreign tax refund receivable of $16,000 and an accrued tax liability of $693,000 relating to foreign securities.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued as a reference rate over the period of time the ASU is effective.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. As of April 30, 2021 , MidCap Fund had outstanding borrowings of $12,440,000.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

During the period ended April 30, 2021, Funds lending to the Facility were as follows (amounts in thousands):
During the period ended April 30, 2021, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds (with the exception of High Income Fund) participate with other registered investment companies managed by the
Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $250 million, collectively, effective
April 19, 2021. Prior to April 19, 2021, participants could borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.25%, effective April 19, 2021. Prior to April 19,
2021, interest was charged at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15%, effective April 19, 2021, on the amount of the line of credit which is allocated to each participating fund based on average net assets. Prior to April 19, 2021, the commitment fee was charged at an annual rate equal to 0.20%.
The interest expense associated with these borrowings is included in other expenses on the statements of operations. Tax-Exempt Bond Fund had outstanding borrowings of $950,000 as of April 30, 2021.
During the period ended April 30, 2021, Funds borrowing against the line of credit were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Core Fixed Income Fund $ 1,527 0.68%
Core Plus Bond Fund 163 0.64
Diversified International Fund 678 0.60
Equity Income Fund 10,617 0.62
Finisterre Emerging Markets Total Return Bond Fund 39 0.69
Global Diversified Income Fund 1,446 0.64
Global Real Estate Securities Fund 819 0.61
Government & High Quality Bond Fund 906 0.67
High Income Fund 1,262 0.69
High Yield Fund 2,583 0.58
International Emerging Markets Fund 26 0.69
LargeCap Growth Fund I 1,836 0.61
LargeCap S&P 500 Index Fund 699 0.67
LargeCap Value Fund III 242 0.65
MidCap Growth Fund III 496 0.59
MidCap S&P 400 Index Fund 4 0.70
MidCap Value Fund I 87 0.69
Overseas Fund 455 0.63
Principal Capital Appreciation Fund 699 0.61
Real Estate Securities Fund 1,895 0.69
Short-Term Income Fund 654 0.64
SmallCap Growth Fund I 511 0.65
SmallCap S&P 600 Index Fund 666 0.63
SmallCap Value Fund II 960 0.69
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 74 0.60%
Diversified International Fund 330 0.66
Finisterre Emerging Markets Total Return Bond Fund 62 0.60
International Fund I 82 0.63
LargeCap S&P 500 Index Fund 8,955 0.62
MidCap Fund 14,631 0.64
MidCap Value Fund I 844 0.61
Overseas Fund 333 0.58
Real Estate Securities Fund 65 0.55
SmallCap S&P 600 Index Fund 95 0.60
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
International Fund I $ 1 11.50%
Tax-Exempt Bond Fund 42 13.70
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities (“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated
maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
As of April 30, 2021, Funds with financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows
(amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
**
Net Exposure
Finisterre Emerging Markets Total Return Bond Fund
Barclays Bank PLC
Foreign Currency Contracts $ 5 $ — $ 5
$ 5 $ — $ 5 $ — $ 5
Citigroup Inc
Foreign Currency Contracts 5 (29) (24)
$ 5 $ (29) $ (24) $ 24 $ —
HSBC Securities Inc
Foreign Currency Contracts 787 (259) 528
Total Return Swaps 462 — 462
$ 1,249 $ (259) $ 990 $ — $ 990
JPMorgan Chase
Foreign Currency Contracts 1,343 (923) 420
Total Return Swaps 169 — 169
$ 1,512 $ (923) $ 589 $ — $ 589
Total OTC $ 2,771 $ (1,211) $ 1,560 $ $ 1,584
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Global Diversified Income Fund
Bank of New York Mellon
Foreign Currency Contracts $ 29 $ (34) $ (5)
$ 29 $ (34) $ (5) $ — $ (5)
Barclays Bank PLC
Foreign Currency Contracts 16 — 16
$ 16 $ — $ 16 $ — $ 16
Citigroup Inc
Foreign Currency Contracts 18 (14) 4
$ 18 $ (14) $ 4 $ — $ 4
HSBC Securities Inc
Foreign Currency Contracts 216 (114) 102
$ 216 $ (114) $ 102 $ — $ 102
JPMorgan Chase
Foreign Currency Contracts 116 (254) (138)
Total Return Swaps 419 — 419
$ 535 $ (254) $ 281 $ — $ 281
Morgan Stanley & Co
Foreign Currency Contracts 98 (220) (122)
$ 98 $ (220) $ (122) $ 122 $ —
Total OTC $ 912 $ (636) $ 276 $ $ 398
High Income Fund
Bank of New York Mellon
Foreign Currency Contracts 43 — 43
$ 43 $ — $ 43 $ — $ 43
Total OTC $ 43 $ — $ 43 $ — $ 43
Inflation Protection Fund
ANZ Stockbroking
Foreign Currency Contracts — (641) (641)
$ — $ (641) $ (641) $ — $ (641)
Bank of America NA
Foreign Currency Contracts 278 (213) 65
$ 278 $ (213) $ 65 $ — $ 65
Barclays Bank PLC
Foreign Currency Contracts 189 (106) 83
Purchased Interest Rate Swaptions 2,625 — 2,625
Written Interest Rate Swaptions — (3,794) (3,794)
$ 2,814 $ (3,900) $ (1,086) $ — $ (1,086)
BNP Paribas
Foreign Currency Contracts — (13) (13)
$ — $ (13) $ (13) $ — $ (13)
Citigroup Inc
Foreign Currency Contracts 27 (977) (950)
Purchased Options 39 — 39
$ 66 $ (977) $ (911) $ — $ (911)
Deutsche Bank AG
Foreign Currency Contracts 32 — 32
Purchased Interest Rate Swaptions 1,609 — 1,609
Written Interest Rate Swaptions — (5,038) (5,038)
$ 1,641 $ (5,038) $ (3,397) $ — $ (3,397)
Goldman Sachs & Co
Foreign Currency Contracts 121 (43) 78
$ 121 $ (43) $ 78 $ — $ 78
HSBC Securities Inc
Foreign Currency Contracts 123 — 123
$ 123 $ — $ 123 $ — $ 123
JPMorgan Chase
Foreign Currency Contracts 570 (197) 373
Purchased Interest Rate Swaptions 498 — 498
Written Interest Rate Swaptions — (588) (588)
$ 1,068 $ (785) $ 283 $ — $ 283
Morgan Stanley & Co
Foreign Currency Contracts 256 (93) 163
Purchased Interest Rate Swaptions 1,564 — 1,564
Written Interest Rate Swaptions — (886) (886)
$ 1,820 $ (979) $ 841 $ (670) $ 171
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended April 30,
2021, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of April 30, 2021, deposits with counterparty were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Inflation Protection Fund (continued)
Royal Bank of Scotland
Foreign Currency Contracts $ — $ (33) $ (33)
$ — $ (33) $ (33) $ — $ (33)
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 13 — 13
$ 13 $ — $ 13 $ — $ 13
UBS AG
Foreign Currency Contracts 11 — 11
$ 11 $ — $ 11 $ — $ 11
Westpac Banking Corporation
Foreign Currency Contracts 293 (305) (12)
$ 293 $ (305) $ (12) $ — $ (12)
Total OTC $ 8,248 $ (12,927) $ (4,679) $ $ (5,349)
* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statement of assets and liabilities.
** Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits
with Counterparty
Core Plus Bond Fund $ — $ 7 $ 7
Finisterre Emerging Markets Total Return Bond Fund 3,477 37,854 41,331
Global Diversified Income Fund 442 5,540 5,982
Government & High Quality Bond Fund 490 1,844 2,334
High Income Fund 6,709 — 6,709
Inflation Protection Fund 7,922 — 7,922
LargeCap Growth Fund I 7,601 — 7,601
LargeCap S&P 500 Index Fund 10,329 — 10,329
LargeCap Value Fund III 1,474 — 1,474
MidCap Growth Fund III 324 — 324
MidCap S&P 400 Index Fund 1,661 — 1,661
MidCap Value Fund I 1,310 — 1,310
Overseas Fund 1,504 — 1,504
Short-Term Income Fund 1,925 — 1,925
SmallCap Growth Fund I 813 — 813
SmallCap S&P 600 Index Fund 2,464 — 2,464
SmallCap Value Fund II 826 — 826
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of April 30, 2021, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse F loaters. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (Inverse Floaters)
include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statements of assets and liabilities. The fund holds the “floating rate notes issued” in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balances of the “floating rate notes issued” as of April 30, 2021 were $20,146,000 and $20,253,000 for California Municipal Fund and Tax-Exempt Bond Fund,
respectively. The average outstanding balances for the liability during the period ending April 30, 2021 were $20,146,000 and $17,826,000 at weighted average annual interest rates of 0.79% and 0.92% for California Municipal Fund and Tax-Exempt Bond Fund, respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal
LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios) may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Government & High Quality Bond Fund $ — $ 1,834
Inflation Protection Fund 710 —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Finisterre Emerging Markets Total Return
Bond Fund, Global Diversified Income Fund, Government & High Quality Bond Fund, Inflation Protection Fund, and Short-Term Income
Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Liquidity Fees on Redemptions and Redemption Gates. As a retail money market fun d, Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions and/or redemption gates in the event that its level of weekly liquid assets falls below a designated threshold, subject to the actions of the Fund’s Board of Directors. The imposition of liquidity fees or redemption gates affects checkwriting and exchanges into Money Market Fund .
Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on "to-be-announced" ("TBA") securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the period, Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities.
Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments.
A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument.
Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option.
Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Private Investment in Public Equity. The Funds may invest in private investments in public equity (“PIPE”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPE investments, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized as a financial instrument when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover its obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments are categorized as Level 2 within the disclosure hierarchy. As of April 30, 2021, the Funds had unfunded commitments in connection with PIPE investments as follows (amounts in thousands):
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105%
of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
Unfunded Commitment Unrealized Gain/(Loss)
SmallCap Fund $ 5,365 $ 595
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of April 30, 2021, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities.
Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
No Funds entered into short sales transactions during the period ended April 30, 2021 .
Swap Agreements. Finisterre Emerging Markets Total Return Bond Fund, Global Diversified Income Fund, High Income Fund, High Yield
Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of
Unfunded Loan Commitment Unrealized Gain/(Loss)
High Income Fund $ 1,266 $ 6
High Yield Fund 1,212 1
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2021 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio
(singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the Underlying Funds in which the fund of funds invest. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and each of the Affiliated Underlying Funds. The Manager is committed to minimizing the potential impact of underlying fund risk on Affiliated Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Affiliated Underlying Funds can be found at www.principalfunds.com.
As of April 30, 2021, series of the Fund, Principal Exchange-Traded Funds, Principal Variable Contracts Funds, Inc., and collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager) owned the following percentages, in the aggregate, of the outstanding shares of the Affiliated Underlying Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which
Total Percentage of
Outstanding Shares Owned
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 65.25% LargeCap S&P 500 Index Fund 41.62%
Diversified International Fund 75.75 LargeCap Value Fund III 80.18
Equity Income Fund 31.24 MidCap Fund 1.79
Finisterre Emerging Markets Total Return
Bond Fund
50.89 MidCap Growth Fund III 42.36
Global Real Estate Securities Fund 17.85 MidCap S&P 400 Index Fund 37.92
Government & High Quality Bond Fund 45.67 MidCap Value Fund I 34.07
Government Money Market Fund 100.00 Overseas Fund 69.17
High Income Fund 30.01 Real Estate Securities Fund 5.25
High Yield Fund 9.10 Short-Term Income Fund 27.12
Inflation Protection Fund 31.10 SmallCap Growth Fund I 15.28
LargeCap Growth Fund I 19.08 SmallCap S&P 600 Index Fund 29.52
SmallCap Value Fund II 36.83
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives April 30, 2021 Liability Derivatives April 30, 2021
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 164
*
Payables, Total distributable earnings (accumulated loss)
$ 114
*
Finisterre Emerging Markets Total Return Bond Fund
Foreign exchange contracts Receivables
$ 2,140
Payables
$ 1,211
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,837
*
Payables, Total distributable earnings (accumulated loss)
$ 442
*
Total
$ 3,977 $ 1,653
Global Diversified Income Fund
Foreign exchange contracts Receivables
$ 493
Payables
$ 636
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 473
*
Payables, Total distributable earnings (accumulated loss)
$ 132
*
Total
$ 966 $ 768
Government & High Quality Bond Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 62
*
Payables, Total distributable earnings (accumulated loss)
$ 633
*
High Income Fund
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 260
*
Payables, Total distributable earnings (accumulated loss)
$ —
Foreign exchange contracts Receivables
$ 43
Payables
$ —
Total
$ 303 $ —
Inflation Protection Fund
Foreign exchange contracts Receivables
$ 1,952
Payables
$ 2,621
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 20,517
*
Payables, Total distributable earnings (accumulated loss)
$ 20,148
*
Total
$ 22,469 $ 22,769
LargeCap Growth Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 172
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 9,275
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap Value Fund III
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,335
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap Growth Fund III
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 119
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap S&P 400 Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 640
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap Value Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 8
*
Overseas Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 45
*
Short-Term Income Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,889
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap Growth Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 114
*
Payables, Total distributable earnings (accumulated loss)
$ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Asset Derivatives April 30, 2021 Liability Derivatives April 30, 2021
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
SmallCap S&P 600 Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 29
*
SmallCap Value Fund II
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 218
*
Payables, Total distributable earnings (accumulated loss)
$ —
*
Includes cumulative unrealized appreciation/depreciation of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Fund
Interest rate contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 155 $ 145
Finisterre Emerging Markets Total Return Bond Fund
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (766) $ 19
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ (5,088) $ 1,051
Interest rate contracts Net realized gain (loss) from Futures contracts and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 1,802 $ 2,293
Total $ (4,052) $ 3,363
Global Diversified Income Fund
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ (2,534) $ (656)
Interest rate contracts Net realized gain (loss) from Futures contracts and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 221 $ 160
Total $ (2,313) $ (496)
Government & High Quality Bond Fund
Interest rate contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 5,507 $ (1,446)
High Income Fund
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 2,605 $ 734
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ (152) $ (59)
Total $ 2,453 $ 675
High Yield Fund
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (846) $ —
Inflation Protection Fund
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Investments and Foreign
currency contracts
$ (902) $ (648)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended
April 30, 2021 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Interest rate contracts Net realized gain (loss) from Investment transactions, Futures contracts, Options and
swaptions , and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions , and Swap agreements
$ 11,394 $ (1,984)
Total $ 10,492 $ (2,632)
LargeCap Growth Fund I
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 11,831 $ 721
LargeCap S&P 500 Index Fund
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 18,242 $ 12,069
LargeCap Value Fund III
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 2,649 $ 1,473
MidCap Growth Fund III
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 1,417 $ 109
MidCap S&P 400 Index Fund
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 8,172 $ (27)
MidCap Value Fund I
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 4,715 $ (80)
Overseas Fund
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 1,996 $ 375
Short-Term Income Fund
Interest rate contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 1,001 $ 1,889
SmallCap Growth Fund I
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 3,343 $ 85
SmallCap S&P 600 Index Fund
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 7,295 $ (543)
SmallCap Value Fund II
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 1,186 $ 278
Contract Type Derivative Type Average Notional
Core Plus Bond Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $13,485
Interest Rate Contracts Futures - Long 24,613
Futures - Short 23,823
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Credit Default Swaps - Buy Protection 11,591
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 81,103
Foreign Currency Contracts - Contracts to Deliver 122,809
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that
Contract Type Derivative Type Average Notional
Interest Rate Contracts Exchange Cleared Interest Rate Swaps – Pay Floating Rate $144,942
Exchange Cleared Interest Rate Swaps – Receive Floating Rate 35,526
Futures - Short 76,904
Interest Rate Swaps - Pay Floating Rate 37,761
Interest Rate Swaps - Receive Floating Rate 96,915
Total Return Swaps - Receive Positive Return 16,154
Global Diversified Income Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 42,938
Foreign Currency Contracts - Contracts to Deliver 90,631
Interest Rate Contacts Futures - Short 20,762
Total Return Swaps - Receive Positive Return 7,830
Government & High Quality Bond Fund
Interest Rate Contracts Futures - Long 66,940
Futures - Short 89,918
High Income Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 28,720
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 115
Foreign Currency Contracts - Contracts to Deliver 6,440
Inflation Protection Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 141,207
Foreign Currency Contracts - Contracts to Deliver 229,225
Purchased Options 6,649
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 635,682
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 797,961
Futures - Long 161,310
Futures - Short 115,538
Interest Rate Swaps - Pay Floating Rate 9,459
Purchased Capped Options 109,200
Purchased Interest Rate Swaptions 315,393
Purchased Options 1,823
Written Capped Options 109,200
Written Interest Rate Swaptions 1,235,193
Written Options 1,523
LargeCap Growth Fund I
Equity Contracts Futures - Long 76,215
LargeCap S&P 500 Index Fund
Equity Contracts Futures - Long 140,308
LargeCap Value Fund III
Equity Contracts Futures - Long 18,369
MidCap Growth Fund III
Equity Contracts Futures - Long 5,018
MidCap S&P 400 Index Fund
Equity Contracts Futures - Long 13,292
MidCap Value Fund I
Equity Contracts Futures - Long 12,320
Overseas Fund
Equity Contracts Futures - Long 17,712
Short-Term Income Fund
Interest Rate Contracts Futures - Short 282,524
SmallCap Growth Fund I
Equity Contracts Futures - Long 13,139
SmallCap S&P 600 Index Fund
Equity Contracts Futures - Long 21,734
SmallCap Value Fund II
Equity Contracts Futures - Long 5,665
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds,
OTC derivatives, senior floating rate interests, reverse repurchase agreements, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the 1940 Act. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

The following is a summary of the inputs used as of April 30, 2021 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 1,851 $ — $ — $ 1,851
Municipal Bonds* — 685,335 — 685,335
Total investments in securities $ 1,851 $ 685,335 $ — $ 687,186
Core Fixed Income Fund
Bonds* — 6,260,628 46,114 6,306,742
Common Stocks
Energy 11,810 — — 11,810
Industrial — — 22,054 22,054
Investment Companies 533,516 — — 533,516
Senior Floating Rate Interests* — 56,979 — 56,979
U.S. Government & Government Agency Obligations* — 3,634,784 — 3,634,784
Total investments in securities $ 545,326 $ 9,952,391 $ 68,168 $ 10,565,885
Core Plus Bond Fund
Bonds* — 451,679 437 452,116
Common Stocks
Consumer, Cyclical 45 — — 45
Energy — 726 2 728
Financial — — — —
Investment Companies 106,649 — — 106,649
Preferred Stocks
Government — 3,762 — 3,762
Senior Floating Rate Interests* — 11,403 — 11,403
U.S. Government & Government Agency Obligations* — 220,187 — 220,187
Total investments in securities $ 106,694 $ 687,757 $ 439 $ 794,890
Assets
Interest Rate Contracts
Futures** 164 — — 164
Liabilities
Interest Rate Contracts
Futures** (114) — — (114)
Diversified International Fund
Common Stocks
Basic Materials 22,050 252,023 — 274,073
Communications 66,702 288,816 — 355,518
Consumer, Cyclical 94,736 906,801 — 1,001,537
Consumer, Non-cyclical 53,845 693,015 — 746,860
Energy 60,910 188,859 — 249,769
Financial 230,720 804,114 — 1,034,834
Industrial 59,024 650,498 — 709,522
Technology — 736,203 — 736,203
Utilities 24,388 112,526 — 136,914
Investment Companies 53,741 — — 53,741
Total investments in securities $ 666,116 $ 4,632,855 $ — $ 5,298,971
Equity Income Fund
Common Stocks* 9,988,621 — — 9,988,621
Investment Companies 87,564 — — 87,564
Total investments in securities $ 10,076,185 $ — $ — $ 10,076,185
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 584,874 — 584,874
Credit Linked Structured Notes* — 43,056 — 43,056
Investment Companies 64,977 — — 64,977
Total investments in securities $ 64,977 $ 627,930 $ — $ 692,907
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Finisterre Emerging Markets Total Return Bond Fund
Assets
Foreign Exchange Contracts
Foreign Currency Contracts $ — $ 2,140 $ — $ 2,140
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 714 — 714
Futures** 492 — — 492
Total Return Swaps — 631 — 631
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (1,211) — (1,211)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (189) — (189)
Futures** (253) — — (253)
Global Diversified Income Fund
Bonds* — 2,190,989 104,603 2,295,592
Common Stocks
Basic Materials 28,477 38,01 1 35,22 7 101,715
Communications 79,119 62,585 — 141,704
Consumer, Cyclical 97,029 52,387 4 149,420
Consumer, Non-cyclical 104,551 129,236 — 233,787
Diversified — 5,956 — 5,956
Energy 20,369 19,552 — 39,921
Financial 412,191 196,528 — 608,719
Industrial 100,968 97,907 — 198,875
Technology 45,334 18,019 6,094 69,447
Utilities 194,824 37,774 — 232,598
Convertible Bonds* — 279 — 279
Convertible Preferred Stocks
Financial 2,768 — — 2,768
Credit Linked Structured Notes* — 4,565 — 4,565
Investment Companies 212,803 — — 212,803
Preferred Stocks
Consumer, Non-cyclical — 3,863 — 3,863
Energy 991 — — 991
Financial 28,386 4,900 — 33,286
Government — 11,490 — 11,490
Utilities 14,523 — — 14,523
Senior Floating Rate Interests* — 291,114 41,629 332,743
U.S. Government & Government Agency Obligations* — 4,482 — 4,482
Total investments in securities $ 1,342,333 $ 3,169,63 7 $ 187,55 7 $ 4,699,527
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 493 — 493
Interest Rate Contracts
Futures** 54 — — 54
Total Return Swaps — 419 — 419
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (636) — (636)
Interest Rate Contracts
Futures** (132) — — (132)
Global Real Estate Securities Fund
Common Stocks
Communications 18,682 23,382 — 42,064
Consumer, Cyclical 53,796 60,932 — 114,728
Financial 2,127,459 1,375,120 — 3,502,579
Industrial — 38,002 — 38,002
Investment Companies 93,176 — — 93,176
Total investments in securities $ 2,293,113 $ 1,497,436 $ — $ 3,790,549
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Government & High Quality Bond Fund
Bonds* $ — $ 256,164 $ — $ 256,164
Investment Companies 92,511 — — 92,511
U.S. Government & Government Agency Obligations* — 1,204,930 — 1,204,930
Total investments in securities $ 92,511 $ 1,461,094 $ — $ 1,553,605
Assets
Interest Rate Contracts
Futures** 62 — — 62
Liabilities
Interest Rate Contracts
Futures** (633) — — (633)
Government Money Market Fund
Bonds* — 2,232,562 — 2,232,562
Investment Companies 434,500 — — 434,500
Repurchase Agreements* — 1,050,000 — 1,050,000
U.S. Government & Government Agency Obligations* — 634,978 — 634,978
Total investments in securities $ 434,500 $ 3,917,540 $ — $ 4,352,040
High Income Fund
Bonds* — 3,108,186 17,702 3,125,888
Common Stocks
Basic Materials — — 1,197 1,197
Communications — — — —
Consumer, Non-cyclical 3,553 — — 3,553
Energy — — — —
Industrial 4,253 — — 4,253
Technology — — 4,999 4,999
Utilities 3 — — 3
Investment Companies 173,112 — — 173,112
Preferred Stocks — — — —
Senior Floating Rate Interests* — 440,401 4,929 445,330
Total investments in securities $ 180,921 $ 3,548,587 $ 28,827 $ 3,758,335
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 260 — 260
Foreign Exchange Contracts
Foreign Currency Contracts — 43 — 43
High Yield Fund
Bonds* — 2,573,358 4,726 2,578,084
Common Stocks
Consumer, Cyclical 787 — — 787
Energy 10,015 13,339 60 23,414
Financial — — — —
Convertible Bonds* — — — —
Investment Companies 91,013 — — 91,013
Senior Floating Rate Interests* — 321,850 — 321,850
Total investments in securities $ 101,815 $ 2,908,547 $ 4,786 $ 3,015,148
Inflation Protection Fund
Bonds* — 30,341 — 30,341
Investment Companies 71,944 — — 71,944
U.S. Government & Government Agency Obligations* — 1,374,554 — 1,374,554
Purchased Options 254 39 — 293
Purchased Interest Rate Swaptions — 6,296 — 6,296
Total investments in securities $ 72,198 $ 1,411,230 $ — $ 1,483,428
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,913 — 1,913
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 13,490 — 13,490
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Inflation Protection Fund
Futures** $ 477 $ — $ — $ 477
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (2,621) — (2,621)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (9,41 1) — (9,41 1)
Futures** (202) — — (202)
Interest Rate Swaptions — (10,306) — (10,306)
Written Options (229) — — (229)
International Emerging Markets Fund
Common Stocks
Basic Materials — 17,226 — 17,226
Communications 7,008 44,994 — 52,002
Consumer, Cyclical 7,827 27,723 — 35,550
Consumer, Non-cyclical 10,416 24,437 — 34,853
Diversified — 1,877 — 1,877
Energy 3,149 10,859 — 14,008
Financial 8,775 45,987 — 54,762
Industrial 2,729 24,328 — 27,057
Technology — 71,761 — 71,761
Utilities — 5,045 — 5,045
Investment Companies 2,546 — — 2,546
Preferred Stocks
Technology — 875 — 875
Total investments in securities $ 42,450 $ 275,112 $ — $ 317,562
International Fund I
Common Stocks
Basic Materials — 29,042 — 29,042
Communications 5,542 12,607 — 18,149
Consumer, Cyclical 3,982 49,940 — 53,922
Consumer, Non-cyclical 6,459 26,571 — 33,030
Energy — 3,274 — 3,274
Financial 19,143 70,352 — 89,495
Industrial 3,738 46,885 — 50,623
Technology 6,456 50,753 — 57,209
Utilities — 11,805 — 11,805
Investment Companies 15,876 — — 15,876
Total investments in securities $ 61,196 $ 301,229 $ — $ 362,425
LargeCap Growth Fund I
Common Stocks
Basic Materials 199,756 — — 199,756
Communications 3,527,712 52,120 — 3,579,832
Consumer, Cyclical 828,081 — — 828,081
Consumer, Non-cyclical 3,447,371 — — 3,447,371
Energy 3,648 — — 3,648
Financial 827,932 — — 827,932
Industrial 399,551 — — 399,551
Technology 3,738,203 — 7,632 3,745,835
Utilities 30,758 — — 30,758
Convertible Preferred Stocks
Basic Materials — — 4,277 4,277
Communications — — 6,436 6,436
Consumer, Cyclical — — 127,215 127,215
Technology — — 11,309 11,309
Investment Companies 295,400 — — 295,400
Total investments in securities $ 13,298,412 $ 52,120 $ 156,869 $ 13,507,401
Assets
Equity Contracts
Futures** 172 — — 172
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Index Fund
Common Stocks* $ 5,580,689 $ — $ — $ 5,580,689
Investment Companies 211,632 — — 211,632
Total investments in securities $ 5,792,321 $ — $ — $ 5,792,321
Assets
Equity Contracts
Futures** 9,275 — — 9,275
LargeCap Value Fund III
Common Stocks* 3,258,149 — — 3,258,149
Investment Companies 188,693 — — 188,693
Total investments in securities $ 3,446,842 $ — $ — $ 3,446,842
Assets
Equity Contracts
Futures** 1,335 — — 1,335
MidCap Fund
Common Stocks
Basic Materials 131,403 — — 131,403
Communications 2,057,784 — — 2,057,784
Consumer, Cyclical 5,627,143 — — 5,627,143
Consumer, Non-cyclical 2,838,659 — — 2,838,659
Diversified — 36,024 — 36,024
Financial 5,590,543 — — 5,590,543
Industrial 2,784,126 — — 2,784,126
Technology 3,307,358 — — 3,307,358
Utilities 530,555 — — 530,555
Investment Companies 1,459 — — 1,459
Total investments in securities $ 22,869,030 $ 36,024 $ — $ 22,905,054
MidCap Growth Fund
Common Stocks* 285,793 — — 285,793
Investment Companies 10,771 — — 10,771
Total investments in securities $ 296,564 $ — $ — $ 296,564
MidCap Growth Fund III
Common Stocks* 1,085,038 — — 1,085,038
Investment Companies 26,949 — — 26,949
Total investments in securities $ 1,111,987 $ — $ — $ 1,111,987
Assets
Equity Contracts
Futures** 119 — — 119
MidCap S&P 400 Index Fund
Common Stocks* 1,368,982 — — 1,368,982
Investment Companies 35,069 — — 35,069
Total investments in securities $ 1,404,051 $ — $ — $ 1,404,051
Assets
Equity Contracts
Futures** 640 — — 640
MidCap Value Fund I
Common Stocks* 2,779,699 — — 2,779,699
Investment Companies 69,412 — — 69,412
Total investments in securities $ 2,849,111 $ — $ — $ 2,849,111
Liabilities
Equity Contracts
Futures** (8) — — (8)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Money Market Fund
Bonds* $ — $ 53,595 $ — $ 53,595
Commercial Paper* — 601,646 — 601,646
Investment Companies 28,000 — — 28,000
Municipal Bonds* — 17,595 — 17,595
Repurchase Agreements* — 36,000 — 36,000
Total investments in securities $ 28,000 $ 708,836 $ — $ 736,836
Overseas Fund
Common Stocks
Basic Materials — 134,589 — 134,589
Communications 4,109 35,762 — 39,871
Consumer, Cyclical 65,692 335,040 — 400,732
Consumer, Non-cyclical 21,019 523,576 — 544,595
Diversified — 1,640 — 1,640
Energy 60,131 151,471 — 211,602
Financial 31,828 736,412 — 768,240
Industrial — 514,926 — 514,926
Technology 264 138,374 — 138,638
Utilities — 203,972 — 203,972
Convertible Bonds* — 3,635 — 3,635
Investment Companies 258,989 — — 258,989
Preferred Stocks
Basic Materials — 71 — 71
Consumer, Cyclical — 9,310 — 9,310
Consumer, Non-cyclical — 825 — 825
Total investments in securities $ 442,032 $ 2,789,603 $ — $ 3,231,635
Liabilities
Equity Contracts
Futures** (45) — — (45)
Principal Capital Appreciation Fund
Common Stocks
Basic Materials 37,386 — — 37,386
Communications 317,462 — — 317,462
Consumer, Cyclical 262,026 — — 262,026
Consumer, Non-cyclical 365,924 — — 365,924
Energy 68,303 — — 68,303
Financial 359,908 — — 359,908
Industrial 164,042 19,776 — 183,818
Technology 486,853 — — 486,853
Utilities 50,576 — — 50,576
Investment Companies 17,319 — — 17,319
Total investments in securities $ 2,129,799 $ 19,776 $ — $ 2,149,575
Principal LifeTime 2010 Fund
Investment Companies 730,288 — — 730,288
Total investments in securities $ 730,288 $ — $ — $ 730,288
Principal LifeTime 2015 Fund
Investment Companies 382,560 — — 382,560
Total investments in securities $ 382,560 $ — $ — $ 382,560
Principal LifeTime 2020 Fund
Investment Companies 3,824,017 — — 3,824,017
Total investments in securities $ 3,824,017 $ — $ — $ 3,824,017
Principal LifeTime 2025 Fund
Investment Companies 1,780,107 — — 1,780,107
Total investments in securities $ 1,780,107 $ — $ — $ 1,780,107
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2030 Fund
Investment Companies $ 6,347,158 $ — $ — $ 6,347,158
Total investments in securities $ 6,347,158 $ — $ — $ 6,347,158
Principal LifeTime 2035 Fund
Investment Companies 1,625,227 — — 1,625,227
Total investments in securities $ 1,625,227 $ — $ — $ 1,625,227
Principal LifeTime 2040 Fund
Investment Companies 4,643,451 — — 4,643,451
Total investments in securities $ 4,643,451 $ — $ — $ 4,643,451
Principal LifeTime 2045 Fund
Investment Companies 1,245,313 — — 1,245,313
Total investments in securities $ 1,245,313 $ — $ — $ 1,245,313
Principal LifeTime 2050 Fund
Investment Companies 2,916,264 — — 2,916,264
Total investments in securities $ 2,916,264 $ — $ — $ 2,916,264
Principal LifeTime 2055 Fund
Investment Companies 704,371 — — 704,371
Total investments in securities $ 704,371 $ — $ — $ 704,371
Principal LifeTime 2060 Fund
Investment Companies 624,481 — — 624,481
Total investments in securities $ 624,481 $ — $ — $ 624,481
Principal LifeTime 2065 Fund
Investment Companies 63,486 — — 63,486
Total investments in securities $ 63,486 $ — $ — $ 63,486
Principal LifeTime Hybrid 2015 Fund
Investment Companies 128,391 — — 128,391
Total investments in securities $ 128,391 $ — $ — $ 128,391
Principal LifeTime Hybrid 2020 Fund
Investment Companies 423,498 — — 423,498
Total investments in securities $ 423,498 $ — $ — $ 423,498
Principal LifeTime Hybrid 2025 Fund
Investment Companies 424,730 — — 424,730
Total investments in securities $ 424,730 $ — $ — $ 424,730
Principal LifeTime Hybrid 2030 Fund
Investment Companies 453,007 — — 453,007
Total investments in securities $ 453,007 $ — $ — $ 453,007
Principal LifeTime Hybrid 2035 Fund
Investment Companies 343,046 — — 343,046
Total investments in securities $ 343,046 $ — $ — $ 343,046
Principal LifeTime Hybrid 2040 Fund
Investment Companies 322,263 — — 322,263
Total investments in securities $ 322,263 $ — $ — $ 322,263
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2045 Fund
Investment Companies $ 216,534 $ — $ — $ 216,534
Total investments in securities $ 216,534 $ — $ — $ 216,534
Principal LifeTime Hybrid 2050 Fund
Investment Companies 172,855 — — 172,855
Total investments in securities $ 172,855 $ — $ — $ 172,855
Principal LifeTime Hybrid 2055 Fund
Investment Companies 80,529 — — 80,529
Total investments in securities $ 80,529 $ — $ — $ 80,529
Principal LifeTime Hybrid 2060 Fund
Investment Companies 29,117 — — 29,117
Total investments in securities $ 29,117 $ — $ — $ 29,117
Principal LifeTime Hybrid 2065 Fund
Investment Companies 6,709 — — 6,709
Total investments in securities $ 6,709 $ — $ — $ 6,709
Principal LifeTime Hybrid Income Fund
Investment Companies 79,026 — — 79,026
Total investments in securities $ 79,026 $ — $ — $ 79,026
Principal LifeTime Strategic Income Fund
Investment Companies 455,280 — — 455,280
Total investments in securities $ 455,280 $ — $ — $ 455,280
Real Estate Securities Fund
Common Stocks* 5,408,429 — — 5,408,429
Investment Companies 73,515 — — 73,515
Total investments in securities $ 5,481,944 $ — $ — $ 5,481,944
SAM Balanced Portfolio
Investment Companies 4,989,843 — — 4,989,843
Total investments in securities $ 4,989,843 $ — $ — $ 4,989,843
SAM Conservative Balanced Portfolio
Investment Companies 1,879,896 — — 1,879,896
Total investments in securities $ 1,879,896 $ — $ — $ 1,879,896
SAM Conservative Growth Portfolio
Investment Companies 3,424,267 — — 3,424,267
Total investments in securities $ 3,424,267 $ — $ — $ 3,424,267
SAM Flexible Income Portfolio
Investment Companies 2,929,100 — — 2,929,100
Total investments in securities $ 2,929,100 $ — $ — $ 2,929,100
SAM Strategic Growth Portfolio
Investment Companies 2,227,556 — — 2,227,55 6
Total investments in securities $ 2,227,556 $ — $ — $ 2,227,55 6
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Short-Term Income Fund
Bonds* $ — $ 5,125,031 $ 19,448 $ 5,144,479
Investment Companies 66,850 — — 66,850
U.S. Government & Government Agency Obligations* — 433,897 — 433,897
Total investments in securities $ 66,850 $ 5,558,928 $ 19,448 $ 5,645,226
Assets
Interest Rate Contracts
Futures** 1,889 — — 1,889
SmallCap Fund
Common Stocks
Basic Materials 50,468 — — 50,468
Communications 30,414 — — 30,414
Consumer, Cyclical 198,112 — — 198,112
Consumer, Non-cyclical 302,010 — — 302,010
Diversified 14,064 — — 14,064
Energy 31,779 — — 31,779
Financial 260,931 — — 260,931
Industrial 199,364 — — 199,364
Technology 157,905 — — 157,905
Utilities 35,698 — — 35,698
Investment Companies 62,349 — — 62,349
Total investments in securities $ 1,343,094 $ — $ — $ 1,343,094
SmallCap Growth Fund I
Common Stocks
Basic Materials 32,178 — — 32,178
Communications 129,203 — — 129,203
Consumer, Cyclical 498,711 — — 498,711
Consumer, Non-cyclical 943,466 — 14 943,480
Energy 26,631 — — 26,631
Financial 234,170 — — 234,170
Industrial 451,022 — — 451,022
Technology 614,722 — — 614,722
Utilities 7,610 — — 7,610
Investment Companies 122,867 — — 122,867
Total investments in securities $ 3,060,580 $ — $ 14 $ 3,060,594
Assets
Equity Contracts
Futures** 114 — — 114
SmallCap S&P 600 Index Fund
Common Stocks* 1,437,678 — — 1,437,678
Investment Companies 55,467 — — 55,467
Total investments in securities $ 1,493,145 $ — $ — $ 1,493,145
Liabilities
Equity Contracts
Futures** (29) — — (29)
SmallCap Value Fund II
Common Stocks
Basic Materials 87,549 — — 87,549
Communications 39,279 — 1 39,280
Consumer, Cyclical 253,104 — — 253,104
Consumer, Non-cyclical 144,666 — 4 144,670
Diversified 21 — — 21
Energy 83,636 — — 83,636
Financial 367,652 — — 367,652
Government 47 — — 47
Industrial 236,226 — — 236,226
Technology 105,269 — — 105,269
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Value Fund II
Utilities $ 28,849 $ — $ — $ 28,849
Investment Companies 39,428 — — 39,428
Total investments in securities $ 1,385,726 $ — $ 5 $ 1,385,731
Assets
Equity Contracts
Futures** 218 — — 218
Tax-Exempt Bond Fund
Investment Companies 16,185 — — 16,185
Municipal Bonds* — 716,643 — 716,643
Total investments in securities $ 16,185 $ 716,643 $ — $ 732,828
Fund Asset Type
Fair Value as of
April 30, 2021 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Global Diversified Income Fund Bonds $ 104,411 Yield Analysis Yield to Maturity 8.9 – 11.0 (10.3)%
192 Liquidation Analysis Discount Rate 7.0%
Common Stock 35,227 Enterprise Valuation Model EBITDA Multiples 4.1 – 6.5x (5.5x)
Discounted Cash Flow Discount Rate 10.5% – 17.7% (12.8)%
Common Stock 6,098 Indicative Market Quotations Broker Quote $ 0.05 – 165.00 ($164.90)
Senior Floating Rate Interests 6,189 Precedent Transaction Analysis Direct Offering Price $ 100.00
35,440 Yield Analysis Yield to Maturity 9.0%
$ 187,557
LargeCap Growth Fund I Common Stock 7,632 Precedent Transaction Analysis Direct Offering Price $ 33.34 – 40.13 ($37.41)
Convertible Preferred Stock 149,237 Precedent Transaction Analysis Direct Offering Price $ 2.30 – 85.87 ($37.70)
Liquidation Analysis Discount Rate 90%
$ 156,869
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM
Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal
Fund
Fair Value
October
31, 2020
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level
3*
Transfers Out of
Level 3**
Fair Value
April 30,
2021
Net Change in
Unrealized Appreciation/
(Depreciation) on
Investments Held at April
30, 2021
Global Diversified Income Fund
Bonds $ 103,557 $ — $ (13,986) $ 15,032 $ — $ — $ — $ 104,603 $ (13,881)
Common Stock
Basic Materials 25,674 — 9,553 — — — — 35,227 9,553
Consumer,
sss Cyclical 4 — — — — — — 4 —
Consumer,
ssss Non-Cyclical 7,568 — — — — — (7,568) — —
Energy 191 (583) 569 — (177) — — — —
Technology 6,279 — (185) — — — — 6,094 (185)
Senior Floating
Rate Interests 35,440 — — 6,189 — — — 41,629 —
Total
$ 178,713 $ (583) $ (4,049) $21,221 $ (177) $ — $ (7,568) $ 187,557 $ (4,513)
LargeCap Growth Fund I
Common Stock
Technology
$ 1,791 $ — $ 2,873 $ 2,968 $ — $ — $ — $ 7,632 $ 2,873
Convertible Preferred Stock
Basic Materials — — — 4,277 — — — 4,277 —
Communications 15,285 — (1,168) — (7,681) — — 6,436 (1,168)
Consumer -
Cyclical 18,800 — 63,825 12,918 — 31,672 — 127,215 63,825
Technology 8,027 — (2,212) — (5,295) 10,789 — 11,309 (2,212)
Total
$ 43,903 $ — $ 63,318 $20,163 $ (12,976) $ 42,461 $ — $ 156,869 $ 63,318
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

LifeTime Funds and Principal LifeTime Hybrid Funds do not pay investment advisory and management fees. The annual rates used in this calculation for each of the other Funds are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Over $1.5
billion
Finisterre Emerging Markets Total Return Bond Fund
.75% .74% .73% .72%
MidCap Growth Fund .65 .63 .61 .60
MidCap Growth Fund III .90 .86 .84 .82
SmallCap Fund .75 .73 .71 .70
Tax-Exempt Bond Fund .45 .43 .41 .40
Net assets of Fund
First $1
billion
Over $1
billion
California Municipal Fund .45% .40%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund
.55% .53% .51% .50% .48% .45%
Global Diversified Income Fund
.80 .78 .76 .75 .73 .70
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
High Income Fund
.65 .63 .61 .60 .59 .58
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Emerging Markets Fund
1.05 1.03 1.01 1.00 .99 .98
International Fund I
.75 .73 .71 .70 .69 .68
LargeCap Value Fund III
.80 .78 .76 .75 .73 .70
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Overseas Fund
.97 .95 .93 .92 .91 .90
SmallCap Growth Fund I
.88 .86 .84 .83 .82 .81
SmallCap Value Fund II
.95 .93 .91 .90 .89 .88
Net Assets of Fund
First $1
billion
Next $4
billion
Next $2
billion
Over $7
billion
Core Fixed Income Fund (Effective January 1, 2021)
.43% .41% .40% .38%
Net Assets of Fund
First $2
billion
Next $1
billion
Over $3
billion
Core Fixed Income Fund (Prior to January 1, 2021)
.50% .44% .43%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Diversified International Fund
.80% .78% .76% .75% .73% .70% .69%
Net Assets of Fund
First $250
million
Next $250
million
Next $6.5
Billion
Over $7
Billion
Equity Income Fund
.60% .55% .50% .49%
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%,
.25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5,
respectively. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Over $1.5
billion
Government & High Quality Bond Fund (Effective January 1, 2021)
.49% .47% .45% .44%
Net Assets of Fund
First $2
billion
Over $2
billion
Government & High Quality Bond Fund (Prior to January 1, 2021)
.50% .45%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9
billion
Over $12
billion
LargeCap Growth Fund I (Effective January 1, 2021)
.66% .64% .62% .61% .60% .59% .58%
LargeCap Growth Fund I (Prior to January 1, 2021)
.66 .64 .62 .61 .60 .59 .59
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9.5
billion
Next $2.5
billion
Next $3
billion
Over $18
billion
MidCap Fund (Effective January 1, 2021)
.65% .63% .61% .60% .59% .58% .57% .56% .55%
MidCap Fund (Prior to January 1, 2021)
.65 .63 .61 .60 .59 .58 .57 .56 .56
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Over $5
billion
Real Estate Securities Fund (Effective January 1, 2021)
.85% .83% .81% .80% .79% .78% .77%
Real Estate Securities Fund (Prior to January 1, 2021)
.85 .83 .81 .80 .79 .78 .78
Net Assets of Fund
First $250
million
Over $250
million
High Yield Fund
.625% .50%
Net Assets of Fund
First $1
billion
Next $4
billion
Over $5
billion
Short-Term Income Fund (Effective January 1, 2021)
.42% .40% .35%
Net Assets of Fund
First $200
million
Next $300
million
Over $500
million
Short-Term Income Fund (Prior to January 1, 2021)
.50% .45% .40%
Net Assets of Fund
First
$500 million
Next
$500 million
Over
$1 billion
Principal Capital Appreciation Fund .625% .50% .375%
All Net Assets
Government Money Market Fund .15%
LargeCap S&P 500 Index Fund .15
MidCap S&P 400 Index Fund .15
SmallCap S&P 600 Index Fund .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
Period from November 1, 2020 through April 30, 2021
Class A Class C Class J Institutional Expiration
California Municipal Fund N/A N/A N/A .51% February 28, 2022
Core Fixed Income Fund N/A N/A N/A .58 February 28, 2021
Core Plus Bond Fund .84% * N/A N/A .56 February 28, 2022
Diversified International Fund N/A 1.98% N/A .85 February 28, 2022
Equity Income Fund N/A N/A N/A .52 February 28, 2022
Finisterre Emerging Markets Total Return
Bond Fund 1.20 N/A N/A .85 February 28, 2022
Global Diversified Income Fund N/A N/A N/A .68 February 28, 2022
Global Real Estate Securities Fund N/A N/A N/A .94 February 28, 2022
Government & High Quality Bond Fund N/A 1.63 N/A .53 February 28, 2022
Government Money Market Fund N/A N/A N/A .15 February 28, 2022
High Yield Fund N/A N/A N/A .61 February 28, 2022
Inflation Protection Fund N/A N/A 1.15 N/A February 28, 2022
International Emerging Markets Fund 1.55 2.51 1.37 1.20 February 28, 2022
International Fund I N/A N/A N/A .90 February 28, 2022
LargeCap Growth Fund I
N/A N/A
N/A
.69
February 28, 2021
LargeCap S&P 500 Index Fund
N/A 1.30
N/A
N/A
February 28, 2022
MidCap Fund
N/A N/A
N/A
.70
February 28, 2022
MidCap Growth Fund
N/A N/A
N/A
.75
February 28, 2022
MidCap Value Fund I
N/A N/A
N/A
.72
February 28, 2022
Money Market Fund
.50 N/A
N/A
N/A
February 28, 2022
Principal Capital Appreciation Fund
N/A N/A
N/A
.47
February 28, 2021
Principal LifeTime 2010 Fund
.38 N/A
N/A
N/A
February 28, 2022
Principal LifeTime 2020 Fund
.38 N/A
N/A
N/A
February 28, 2022
Principal LifeTime 2030 Fund
.38
N/A N/A
N/A
February 28, 2022
Principal LifeTime 2040 Fund .38 N/A N/A
N/A
February 28, 2022
Principal LifeTime 2050 Fund .38 N/A N/A
N/A
February 28, 2022
Principal LifeTime 2060 Fund N/A N/A .38
N/A
February 28, 2022
Principal LifeTime 2065 Fund N/A N/A N/A
.08
February 28, 2022
Principal LifeTime Hybrid 2015 Fund
N/A
N/A
.30 .05
February 28, 2022
Principal LifeTime Hybrid 2020 Fund
N/A
N/A
.30^ .05
February 28, 2022
Principal LifeTime Hybrid 2025 Fund N/A N/A .30^ .05 February 28, 2022
Principal LifeTime Hybrid 2030 Fund N/A N/A .30^ .05 February 28, 2022
Principal LifeTime Hybrid 2035 Fund N/A N/A .30^ .05 February 28, 2022
Principal LifeTime Hybrid 2040 Fund N/A N/A .30 .05 February 28, 2022
Principal LifeTime Hybrid 2045 Fund N/A N/A .30 .05 February 28, 2022
Principal LifeTime Hybrid 2050 Fund N/A N/A .30 .05 February 28, 2022
Principal LifeTime Hybrid 2055 Fund N/A N/A .30 .05 February 28, 2022
Principal LifeTime Hybrid 2060 Fund N/A N/A .30 .05 February 28, 2022
Principal LifeTime Hybrid 2065 Fund N/A N/A .30 .05 February 28, 2022
Principal LifeTime Hybrid Income Fund N/A N/A .30 .05 February 28, 2022
Principal LifeTime Strategic Income Fund .38 N/A N/A N/A February 28, 2022
Real Estate Securities Fund N/A N/A N/A .91 February 28, 2022
Short-Term Income Fund
N/A
N/A N/A
.43
February 28, 2022
SmallCap Fund
N/A
N/A N/A
.85
February 28, 2022
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

* Prior to January 1, 2021, the contractual expense limit was .88%.
** Prior to January 1, 2021, there was no contractual limit.
^Contractual expense limit expired February 28, 2021.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
Period from November 1, 2020 through April 30, 2021
Class A Class C Class J Institutional Expiration
SmallCap S&P 600 Index Fund N/A
N/A
N/A
.21**
February 28, 2022
SmallCap Value Fund II N/A
N/A
N/A
.96
February 28, 2022
Tax-Exempt Bond Fund N/A
1.60 N/A .52
February 28, 2022
Period from November 1, 2020 through April 30, 2021
R-1 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29% .98% .79% .67% February 28, 2022
Principal LifeTime 2065 Fund .93 .62 .43 .31
February 28, 2022
Short-Term Income Fund N/A N/A .79 N/A
February 28, 2022
Period from November 1, 2020 through April 30, 2021
R-6 Expiration
Core Fixed Income Fund .01%
February 28, 2021
Diversified International Fund .04
February 28, 2022
Global Diversified Income Fund .02
February 28, 2022
Global Real Estate Securities Fund .02
February 28, 2022
High Yield Fund .02
February 28, 2021
International Emerging Markets Fund .04
February 28, 2022
International Fund I .04
February 28, 2022
LargeCap Growth Fund I .02
February 28, 2021
MidCap Fund .02
February 28, 2022
MidCap S&P 400 Index Fund .02
February 28, 2022
MidCap Value Fund I .02
February 28, 2022
Principal LifeTime Hybrid 2015 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2020 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2025 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2030 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2035 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2040 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2045 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2050 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2055 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2060 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2065 Fund .02
February 28, 2022
Principal LifeTime Hybrid Income Fund .02
February 28, 2022
Real Estate Securities Fund .02
February 28, 2021
SmallCap Fund .02
February 28, 2022
SmallCap Growth Fund I .01
February 28, 2022
SmallCap S&P 600 Index Fund .02
February 28, 2022
SmallCap Value Fund II .02
February 28, 2022
Expiration
Core Plus Bond Fund .060%
February 28, 2022
Global Diversified Income Fund .080
February 28, 2022
High Income Fund .015
February 28, 2022
LargeCap Growth Fund I .016
February 28, 2022
LargeCap Value Fund III .065
February 28, 2022
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

The Manager has also voluntarily agreed to limit Government Money Market Fund’s and Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through
February 28, 2022. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A, Class C, Class J, R-1, R-3, and R-4 classes of shares, respectively, except the following classes of shares:
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed .13% for Class J shares effective January 1, 2021. Prior to January 1, 2021 the limit was .12%. The voluntary expense limit may be terminated at any time.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2022.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is
1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed
Income Fund, Government & High Quality Bond Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus
Bond Fund, Finisterre Emerging Markets Total Return Bond Fund, Global Diversified Income Fund, High Income Fund, High Yield Fund,
Inflation Protection Fund, Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and
Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2021, were as follows (amounts in thousands):
Expiration
MidCap Growth Fund III .020
February 28, 2022
MidCap Value Fund I .020 February 28, 2022
Overseas Fund .035 February 28, 2022
SmallCap Growth Fund I .020 February 28, 2022
SmallCap Value Fund II .020 February 28, 2022
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
Class A Class C Class J
California Municipal Fund $ 17 $ 3 $ N/A
Core Fixed Income Fund 68 2 6
Core Plus Bond Fund 30 N/A 2
Diversified International Fund 61 — —
Equity Income Fund 142 7 —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Effective April 19, 2021, Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase. Prior to April 19, 2021, the automatic conversion occurred 10 years after purchase.
Affiliated Ownership. At April 30, 2021, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company
(an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Class A Class C Class J
Finisterre Emerging Markets Total Return Bond Fund 4 N/A N/A
Global Diversified Income Fund 79 11 N/A
Global Real Estate Securities Fund 11 1 N/A
Government & High Quality Bond Fund 31 1 —
High Yield Fund 30 2 N/A
International Emerging Markets Fund 32 — 2
LargeCap Growth Fund I 101 N/A 7
LargeCap S&P 500 Index Fund 122 4 11
MidCap Fund 188 2 5
MidCap Growth Fund N/A N/A 4
MidCap Growth Fund III N/A N/A 1
MidCap S&P 400 Index Fund N/A N/A 4
MidCap Value Fund I 31 N/A 1
Money Market Fund 5 N/A 59
Principal Capital Appreciation Fund 91 1 N/A
Principal LifeTime 2010 Fund 4 N/A 1
Principal LifeTime 2020 Fund 44 N/A 16
Principal LifeTime 2030 Fund 129 N/A 12
Principal LifeTime 2040 Fund 119 N/A 18
Principal LifeTime 2050 Fund 157 N/A 5
Principal LifeTime 2060 Fund N/A N/A 2
Principal LifeTime Hybrid 2015 Fund N/A N/A 3
Principal LifeTime Hybrid 2020 Fund N/A N/A 23
Principal LifeTime Hybrid 2025 Fund N/A N/A 42
Principal LifeTime Hybrid 2030 Fund N/A N/A 23
Principal LifeTime Hybrid 2035 Fund N/A N/A 17
Principal LifeTime Hybrid 2040 Fund N/A N/A 16
Principal LifeTime Hybrid 2045 Fund N/A N/A 9
Principal LifeTime Hybrid 2050 Fund N/A N/A 8
Principal LifeTime Hybrid 2055 Fund N/A N/A 3
Principal LifeTime Hybrid 2060 Fund N/A N/A 1
Principal LifeTime Hybrid 2065 Fund N/A N/A 1
Principal LifeTime Hybrid Income Fund N/A N/A 1
Principal LifeTime Strategic Income Fund 4 N/A —
Real Estate Securities Fund 33 3 4
SAM Balanced Portfolio 466 8 33
SAM Conservative Balanced Portfolio 203 3 39
SAM Conservative Growth Portfolio 355 9 51
SAM Flexible Income Portfolio 242 6 65
SAM Strategic Growth Portfolio 304 5 14
Short-Term Income Fund 162 3 6
SmallCap Fund 79 — —
SmallCap Growth Fund I N/A N/A 4
SmallCap S&P 600 Index Fund N/A N/A 3
Tax-Exempt Bond Fund 29 5 N/A
Institutional R-1 R-5 R-6
Core Fixed Income Fund 52 – – 155,268
Core Plus Bond Fund 453 – – N/A
Diversified International Fund 373 – – 810
Equity Income Fund 58,590 – – N/A
Finisterre Emerging Markets Total Return
Bond Fund 153 N/A N/A N/A
Global Diversified Income Fund 55 N/A N/A 926
Global Real Estate Securities Fund 662 N/A – 6,628
Government & High Quality Bond Fund 15 – – N/A
Government Money Market Fund 3,872,600 N/A N/A N/A
High Income Fund 260,295 N/A N/A N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $11,000 of brokerage commission was paid to SAMI
Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the
Principal Financial Group during the period ended April 30, 2021 .
6. Capital Share Transactions
The following table reflects the conversion of R-3 shares into R-6 shares (reflected in the statement of changes in net assets as R-3 shares and dollars redeemed and R-6 dollars sold) for the period ended April 30, 2021 (amounts in thousands).
Institutional R-1 R-5 R-6
High Yield Fund 349 N/A N/A 14,503
Inflation Protection Fund 95,505 – – N/A
International Emerging Markets Fund 17 – – –
International Fund I – – – 11,494
LargeCap Growth Fund I – – – 247,739
LargeCap S&P 500 Index Fund 1,466 – – N/A
LargeCap Value Fund III 22,189 – – N/A
MidCap Fund 382 – – –
MidCap Growth Fund 39 – – N/A
MidCap Growth Fund III 32,803 – – N/A
MidCap Value Fund I – – – 69,398
Overseas Fund 50,179 1 – N/A
Principal Capital Appreciation Fund 9,101 – – N/A
Principal LifeTime 2010 Fund 27,540 – – N/A
Principal LifeTime 2015 Fund 25,675 – – N/A
Principal LifeTime 2020 Fund 142,835 – – N/A
Principal LifeTime 2025 Fund 96,485 – – N/A
Principal LifeTime 2030 Fund 229,895 – – N/A
Principal LifeTime 2035 Fund 80,514 – – N/A
Principal LifeTime 2040 Fund 154,783 – – N/A
Principal LifeTime 2045 Fund 54,074 – – N/A
Principal LifeTime 2050 Fund 101,456 – – N/A
Principal LifeTime 2055 Fund 28,107 – – N/A
Principal LifeTime 2060 Fund 26,178 – – N/A
Principal LifeTime 2065 Fund 3,492 – – N/A
Principal LifeTime Hybrid 2030 Fund 24 N/A N/A –
Principal LifeTime Hybrid 2040 Fund 5 N/A N/A –
Principal LifeTime Hybrid 2050 Fund 5 N/A N/A –
Principal LifeTime Strategic Income Fund 23,383 – – N/A
Real Estate Securities Fund 218 – 257 15,339
SAM Balanced Portfolio 40,554 – – N/A
SAM Conservative Balanced Portfolio 15,347 – – N/A
SAM Conservative Growth Portfolio 20,296 – – N/A
SAM Flexible Income Portfolio 11,345 – – N/A
SAM Strategic Growth Portfolio 12,356 – – N/A
Short-Term Income Fund 144,962 – – N/A
SmallCap Fund 150 – – 447
SmallCap Growth Fund I – – – 74,542
SmallCap Value Fund II – – – 42,155
Shares Dollars
Principal LifeTime Hybrid 2015 Fund 4 $ 49
Principal LifeTime Hybrid 2020 Fund 16 197
Principal LifeTime Hybrid 2025 Fund 43 566
Principal LifeTime Hybrid 2030 Fund 30 407
Principal LifeTime Hybrid 2035 Fund 26 363
Principal LifeTime Hybrid 2040 Fund 53 752
Principal LifeTime Hybrid 2045 Fund 21 312
Principal LifeTime Hybrid 2050 Fund 13 184
Principal LifeTime Hybrid 2055 Fund 19 279
Principal LifeTime Hybrid 2060 Fund 7 102
Principal LifeTime Hybrid 2065 Fund 1 15
Principal LifeTime Hybrid Income Fund 22 251
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

The following table reflects the conversion of R-5 shares into R-6 shares (reflected in the statement of changes in net assets as R-5 shares and dollars redeemed and R-6 dollars sold) for the period ended April 30, 2021 (amounts in thousands).
The following table reflects the conversion of R-2 shares into R-3 shares (reflected in the statement of changes in net assets as R-2 shares and dollars redeemed and R-3 dollars sold) for the period ended April 30, 2021 (amounts in thousands).
Shares Dollars
Principal LifeTime Hybrid 2015 Fund 4 $ 49
Principal LifeTime Hybrid 2020 Fund 14 181
Principal LifeTime Hybrid 2025 Fund 43 559
Principal LifeTime Hybrid 2030 Fund 2 30
Principal LifeTime Hybrid 2035 Fund 38 529
Principal LifeTime Hybrid 2040 Fund 39 550
Principal LifeTime Hybrid 2045 Fund 20 297
Principal LifeTime Hybrid 2050 Fund 22 326
Principal LifeTime Hybrid 2055 Fund 6 86
Principal LifeTime Hybrid 2060 Fund 1 18
Principal LifeTime Hybrid 2065 Fund 1 14
Principal LifeTime Hybrid Income Fund 1 7
Shares Dollars
Core Fixed Income Fund 155 $ 1,558
Core Plus Bond Fund 391 4,251
Diversified International Fund 145 2,238
Equity Income Fund 76 2.842
Government & High Quality Bond Fund 157 1,659
Inflation Protection Fund 37 327
International Emerging Markets Fund 57 1,888
International Fund I 65 1,153
LargeCap Growth Fund I 566 9,231
LargeCap S&P 500 Index Fund 745 16,87 4
LargeCap Value Fund III 98 1,81 8
MidCap Fund 126 4,241
MidCap Growth Fund 142 1,662
MidCap Growth Fund III 151 1,908
MidCap S&P 400 Index Fund 288 7,071
MidCap Value Fund I 134 2,166
Overseas Fund 1 15
Principal Capital Appreciation Fund 18 1,017
Principal LifeTime 2010 Fund 207 2,768
Principal LifeTime 2015 Fund 177 1,739
Principal LifeTime 2020 Fund 1,115 16,36 7
Principal LifeTime 2025 Fund 1,023 12,605
Principal LifeTime 2030 Fund 1,647 26,444
Principal LifeTime 2035 Fund 915 12,354
Principal LifeTime 2040 Fund 1,274 22,156
Principal LifeTime 2045 Fund 796 11,509
Principal LifeTime 2050 Fund 1,029 18,348
Principal LifeTime 2055 Fund 386 6,085
Principal LifeTime 2060 Fund 254 4,299
Principal LifeTime 2065 Fund 16 222
Principal LifeTime Strategic Income Fund 324 4,104
Real Estate Securities Fund 194 4,897
SAM Balanced Portfolio 162 2,749
SAM Conservative Balanced Portfolio 37 482
SAM Conservative Growth Portfolio 103 1,990
SAM Flexible Income Portfolio 35 448
SAM Strategic Growth Portfolio 159 3,304
Short-Term Income Fund 134 1,671
SmallCap Fund 52 1,370
SmallCap Growth Fund I 210 2,999
SmallCap S&P 600 Index Fund 303 9,780
SmallCap Value Fund II 105 1,260
6. Capital Share Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

7. Investment Transactions
For the period ended April 30, 2021, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Purchases Sales
California Municipal Fund $ 63,942 $ 59,370
Core Fixed Income Fund 1,813,131 666,577
Core Plus Bond Fund 601,573 531,512
Diversified International Fund 2,919,317 11,634,738
Equity Income Fund 1,494,489 1,467,909
Finisterre Emerging Markets Total Return Bond
Fund 703,075 275,800
Global Diversified Income Fund 2,340,830 2,991,917
Global Real Estate Securities Fund 636,127 366,793
Government & High Quality Bond Fund 1,714,941 1,846,457
High Income Fund 1,608,184 1,054,907
High Yield Fund 1,070,369 1,217,830
Inflation Protection Fund 48,825 53,313
International Emerging Markets Fund 65,187 67,516
International Fund I 90,507 117,589
LargeCap Growth Fund I 1,684,723 2,171,024
LargeCap S&P 500 Index Fund 144,954 1,659,427
LargeCap Value Fund III 1,407,347 601,648
MidCap Fund 1,045,010 2,390,562
MidCap Growth Fund 158,534 136,788
MidCap Growth Fund III 148,415 516,670
MidCap S&P 400 Index Fund 134,517 166,601
MidCap Value Fund I 676,087 876,994
Overseas Fund 1,013,353 1,233,756
Principal Capital Appreciation Fund 305,652 386,999
Principal LifeTime 2010 Fund 158,138 189,080
Principal LifeTime 2015 Fund 75,496 79,332
Principal LifeTime 2020 Fund 641,589 833,144
Principal LifeTime 2025 Fund 335,742 317,133
Principal LifeTime 2030 Fund 1,245,802 1,202,441
Principal LifeTime 2035 Fund 334,186 242,790
Principal LifeTime 2040 Fund 786,093 766,487
Principal LifeTime 2045 Fund 239,891 177,108
Principal LifeTime 2050 Fund 535,144 481,380
Principal LifeTime 2055 Fund 151,897 94,653
Principal LifeTime 2060 Fund 153,133 88,685
Principal LifeTime 2065 Fund 31,203 8,064
Principal LifeTime Hybrid 2015 Fund 33,559 14,754
Principal LifeTime Hybrid 2020 Fund 98,028 47,254
Principal LifeTime Hybrid 2025 Fund 120,771 43,039
Principal LifeTime Hybrid 2030 Fund 119,518 43,852
Principal LifeTime Hybrid 2035 Fund 90,266 25,429
Principal LifeTime Hybrid 2040 Fund 73,965 27,543
Principal LifeTime Hybrid 2045 Fund 49,954 14,007
Principal LifeTime Hybrid 2050 Fund 39,463 12,522
Principal LifeTime Hybrid 2055 Fund 20,760 5,009
Principal LifeTime Hybrid 2060 Fund 8,933 2,006
Principal LifeTime Hybrid 2065 Fund 4,204 1,362
Principal LifeTime Hybrid Income Fund 22,749 7,321
Principal LifeTime Strategic Income Fund 112,598 115,165
Real Estate Securities Fund 707,141 969,224
SAM Balanced Portfolio 1,296,331 1,344,955
SAM Conservative Balanced Portfolio 467,389 463,131
SAM Conservative Growth Portfolio 986,931 1,034,515
SAM Flexible Income Portfolio 812,170 761,322
SAM Strategic Growth Portfolio 488,779 514,761
Short-Term Income Fund 1,382,608 1,342,488
SmallCap Fund 495,090 219,488
SmallCap Growth Fund I 1,178,409 1,120,001
SmallCap S&P 600 Index Fund 71,206 170,957
SmallCap Value Fund II 651,332 565,793
Tax-Exempt Bond Fund 152,800 91,863

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

For the period ended April 30, 2021, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
Diversified International Fund and Real Estate Securities Fund had in-kind redemptions to an affiliate of the Manager during the period ended April 30, 2021. The in-kind redemptions resulted in distributions of securities with a value of $6,716,974,000 and realized gains of $2,378,824,000 for Diversified International Fund. The in-kind redemptions resulted in distributions of securities with a value of
$535,656,000 and realized gains of $251,140,000 for Real Estate Securities Fund. The realized gains are included in net realized gain (loss)
from investment transactions on the statements of operations.
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2021 and October 31,
2020 were as follows (amounts in thousands):
Purchases Sales
Core Fixed Income Fund $ 206,888 $ 104,723
Core Plus Bond Fund 172,201 193,822
Global Diversified Income Fund 43,149 39,937
Government & High Quality Bond Fund 865,086 902,733
Inflation Protection Fund 612,554 987,744
Short-Term Income Fund 307,492 244,079
Ordinary Income Tax-Exempt Income Long-Term Capital Gain Return of Capital Section 1250 Gain
2021 2020 2021 2020* 2021 2020^ 2021 2020 2021 2020**
California Municipal Fund $ — $ 26 $ 7,453 $ 12,277 $ — $ — $ — $ — $ — $ —
Core Fixed Income Fund 112,213 209,289 — — — — — — — —
Core Plus Bond Fund 31,966 19,528 — — 4,868 — — — — —
Diversified International Fund 149,185 280,076 — — — — — — — —
Equity Income Fund 81,988 156,744 — — — 221,910 — — — —
Finisterre Emerging Markets Total
Return Bond Fund 8,491 13,109 — — — — — — — —
Global Diversified Income Fund 108,766 287,779 — — — — — 17,238 — —
Global Real Estate Securities Fund 25,224 49,107 — — — 95,125 — — — 2,666
Government & High Quality Bond Fund 10,843 38,034 — — — — — — — —
Government Money Market Fund — 21,715 — — — — — — — —
High Income Fund 90,644 181,729 — — — — — — — —
High Yield Fund 76,522 160,775 — — — — — — — —
Inflation Protection Fund 8,693 18,773 — — — — — — — —
International Emerging Markets Fund 724 6,248 — — — 3,644 — — — —
International Fund I 4,328 8,892 — — 16,825 — — — — —
LargeCap Growth Fund I 210,272 23,463 — — 635,156 764,209 — — — —
LargeCap S&P 500 Index Fund 141,742 118,462 — — 270,459 110,603 — — — —
LargeCap Value Fund III 32,471 49,751 — — — 88,974 — — — —
MidCap Fund — 95,003 — — 236,706 731,245 — — — —
MidCap Growth Fund 1,178 — — — 25,025 7,882 — — — —
MidCap Growth Fund III 9,430 — — — 56,450 86,444 — — — —
MidCap S&P 400 Index Fund 18,264 18,399 — — 64,273 59,384 — — — —
MidCap Value Fund I 33,257 54,376 — — — 73,121 — — — —
Money Market Fund — 3,391 — — — — — — — —
Overseas Fund 50,040 81,460 — — — — — — — —
Principal Capital Appreciation Fund 17,641 19,723 — — 87,369 127,439 — — — —
Principal LifeTime 2010 Fund 20,245 18,698 — — 28,047 29,723 — — — —
Principal LifeTime 2015 Fund 9,889 9,110 — — 10,024 35,810 — — — —
Principal LifeTime 2020 Fund 93,754 94,057 — — 121,324 230,666 — — — —
Principal LifeTime 2025 Fund 44,526 32,704 — — 40,270 68,569 — — — —
Principal LifeTime 2030 Fund 153,433 118,277 — — 206,628 227,940 — — — —
Principal LifeTime 2035 Fund 37,260 28,037 — — 37,547 58,104 — — — —
Principal LifeTime 2040 Fund 96,674 87,709 — — 150,914 182,204 — — — —
Principal LifeTime 2045 Fund 23,165 19,343 — — 25,873 42,025 — — — —
Principal LifeTime 2050 Fund 56,970 49,161 — — 76,226 110,229 — — — —
Principal LifeTime 2055 Fund 12,424 8,645 — — 10,453 19,828 — — — —
Principal LifeTime 2060 Fund 9,507 6,867 — — 8,782 15,334 — — — —
Principal LifeTime 2065 Fund 656 305 — — 308 389 — — — —
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

*The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of October 31, 2020, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income Long-Term Capital Gain Return of Capital Section 1250 Gain
2021 2020 2021 2020* 2021 2020^ 2021 2020 2021 2020**
Principal LifeTime Hybrid 2015 Fund 4,839 2,509 — — 584 655 — — — —
Principal LifeTime Hybrid 2020 Fund 14,968 7,871 — — 2,832 2,488 — — — —
Principal LifeTime Hybrid 2025 Fund 13,095 5,779 — — 2,021 2,686 — — — —
Principal LifeTime Hybrid 2030 Fund 13,768 6,907 — — 3,048 4,399 — — — —
Principal LifeTime Hybrid 2035 Fund 8,944 4,138 — — 1,983 2,802 — — — —
Principal LifeTime Hybrid 2040 Fund 7,956 4,674 — — 2,212 3,597 — — — —
Principal LifeTime Hybrid 2045 Fund 4,615 2,552 — — 1,440 1,843 — — — —
Principal LifeTime Hybrid 2050 Fund 3,522 2,254 — — 1,145 2,148 — — — —
Principal LifeTime Hybrid 2055 Fund 1,407 813 — — 520 555 — — — —
Principal LifeTime Hybrid 2060 Fund 474 262 — — 142 207 — — — —
Principal LifeTime Hybrid 2065 Fund 104 38 — — — — — — — —
Principal LifeTime Hybrid Income Fund 3,124 1,463 — — 184 193 — — — —
Principal LifeTime Strategic Income
Fund 11,511 11,025 — — 5,048 10,465 — — — —
Real Estate Securities Fund 61,543 79,886 — — 16,753 56,499 — — — 5,814
SAM Balanced Portfolio 44,543 79,158 — — 76,689 95,208 — — — —
SAM Conservative Balanced Portfolio 18,212 32,876 — — 17,680 21,199 — — — —
SAM Conservative Growth Portfolio 42,609 54,822 — — 65,067 67,483 — — — —
SAM Flexible Income Portfolio 30,051 55,748 — — 24,667 10,694 — — — —
SAM Strategic Growth Portfolio 23,214 37,161 — — 58,864 49,533 — — — —
Short-Term Income Fund 65,583 99,847 — — 9,067 — — — — —
SmallCap Fund 5,978 1,187 — — 13,732 38,388 — — — —
SmallCap Growth Fund I 29,757 — — — 104,806 139,062 — — — —
SmallCap S&P 600 Index Fund 19,124 15,826 — — 7,483 74,089 — — — —
SmallCap Value Fund II 7,762 9,195 — — — — — — — —
Tax-Exempt Bond Fund — 5 8,081 14,150 — — — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 589 $ — $ (13,986) $ 34,064 $ — $ 20,667
Core Fixed Income Fund 2,183 — — (9,790) 422,263 33 414,689
Core Plus Bond Fund 26,106 — 4,863 — 23,285 (121) 54,133
Diversified International Fund 130,083 — — (333,940) 1,727,390 — 1,523,533
Equity Income Fund 7,812 — — (72,509) 2,602,990 — 2,538,293
Finisterre Emerging Markets Total Return
Bond Fund 2,723 — — — (3,195) — (472)
Global Diversified Income Fund — — — (759,557) (256,575) (19,080) (1,035,212)
Global Real Estate Securities Fund 2,490 — — (62,400) (36,671) — (96,581)
Government & High Quality Bond Fund — — — (90,236) 35,580 (97) (54,753)
High Income Fund 2,598 — — (266,565) (32,748) (2,377) (299,092)
High Yield Fund 3,686 — — (273,117) (12,079) (6,600) (288,110)
Inflation Protection Fund 7,015 — — (11,504) 114,758 (1,571) 108,698
International Emerging Markets Fund 630 — — (9,467) 41,202 — 32,365
International Fund I 3,835 — 16,824 — 32,410 — 53,069
LargeCap Growth Fund I 207,765 — 635,112 — 4,867,843 — 5,710,720
LargeCap S&P 500 Index Fund 120,147 — 270,437 — 2,945,716 — 3,336,300
LargeCap Value Fund III 25,781 — — — 50,681 — 76,462
MidCap Fund — — 236,670 (3,434) 7,140,730 — 7,373,966
MidCap Growth Fund 1,177 — 25,024 — 53,340 — 79,541
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

—
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2020, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
MidCap Growth Fund III 9,429 — 56,447 — 363,739 — 429,615
MidCap S&P 400 Index Fund 14,734 — 64,269 — 123,153 — 202,156
MidCap Value Fund I 24,573 — — (11,396) (91,581) — (78,404)
Overseas Fund 47,910 — — (252,307) (275,271) — (479,668)
Principal Capital Appreciation Fund 13,378 — 87,367 — 902,461 — 1,003,206
Principal LifeTime 2010 Fund 13,250 — 28,047 — 57,752 — 99,049
Principal LifeTime 2015 Fund 6,288 — 10,023 — 59,152 — 75,463
Principal LifeTime 2020 Fund 53,369 — 121,323 — 527,510 — 702,202
Principal LifeTime 2025 Fund 25,408 — 40,268 — 252,291 — 317,967
Principal LifeTime 2030 Fund 83,790 — 206,598 — 860,281 — 1,150,669
Principal LifeTime 2035 Fund 19,517 — 37,545 — 226,776 — 283,838
Principal LifeTime 2040 Fund 42,090 — 150,892 — 737,754 — 930,736
Principal LifeTime 2045 Fund 8,674 — 25,871 — 164,005 — 198,550
Principal LifeTime 2050 Fund 21,120 — 76,223 — 446,754 544,097
Principal LifeTime 2055 Fund 4,120 — 10,452 — 62,941 — 77,513
Principal LifeTime 2060 Fund 2,227 — 8,780 — 33,338 — 44,345
Principal LifeTime 2065 Fund 101 — 308 — 1,723 — 2,132
Principal LifeTime Hybrid 2015 Fund 699 — 583 — 11,115 — 12,397
Principal LifeTime Hybrid 2020 Fund 1,593 — 2,830 — 39,245 — 43,668
Principal LifeTime Hybrid 2025 Fund 1,019 — 2,018 — 26,567 — 29,604
Principal LifeTime Hybrid 2030 Fund 1,058 — 3,047 — 33,799 — 37,904
Principal LifeTime Hybrid 2035 Fund 438 — 1,983 — 20,266 — 22,687
Principal LifeTime Hybrid 2040 Fund 639 — 2,212 — 23,708 — 26,559
Principal LifeTime Hybrid 2045 Fund 178 — 1,440 — 12,242 — 13,860
Principal LifeTime Hybrid 2050 Fund 244 — 1,144 — 11,198 — 12,586
Principal LifeTime Hybrid 2055 Fund 40 — 520 — 3,603 — 4,163
Principal LifeTime Hybrid 2060 Fund 27 — 142 — 1,212 — 1,381
Principal LifeTime Hybrid 2065 Fund — — — (244) 154 — (92)
Principal LifeTime Hybrid Income Fund 421 — 184 — 5,365 — 5,970
Principal LifeTime Strategic Income Fund 7,683 — 5,045 — 37,854 — 50,582
Real Estate Securities Fund — — 29,920 — 627,606 — 657,526
SAM Balanced Portfolio 4,853 — 76,681 — 775,752 — 857,286
SAM Conservative Balanced Portfolio 2,856 — 17,674 — 196,563 — 217,093
SAM Conservative Growth Portfolio 12,906 — 65,055 — 563,127 — 641,088
SAM Flexible Income Portfolio 76 — 24,663 — 148,307 — 173,046
SAM Strategic Growth Portfolio 503 — 58,862 — 267,426 — 326,791
Short-Term Income Fund 31,656 — 9,058 — 101,921 — 142,635
SmallCap Fund 5,663 — 13,732 — 64,964 — 84,359
SmallCap Growth Fund I 29,754 — 104,802 — 536,422 — 670,978
SmallCap S&P 600 Index Fund 15,666 — 7,478 — 64,396 — 87,540
SmallCap Value Fund II 4,193 — — (68,719) (54,221) — (118,747)
Tax-Exempt Bond Fund — 654 — (11,672) 24,126 (157) 12,951
* Represents book-to-tax accounting differences.
Short-Term Long-Term Total
California Municipal Fund $ 13,125 $ 861 $ 13,986
Core Fixed Income Fund — 9,790 9,790
Diversified International Fund 331,464 2,476 333,940 *
Equity Income Fund 72,509 — 72,509
Global Diversified Income Fund 368,442 391,115 759,557
Global Real Estate Securities Fund 62,400 — 62,400
Government & High Quality Bond Fund 9,105 81,131 90,236
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

* In accordance with IRC Sections 381-384, a portion of the losses have been subject to a $644,000 annual limitation.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended October 31, 2020, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to December 31. As of October 31, 2020 , the MidCap Fund intends to defer late-year ordinary losses of $3,434,000.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31,
2020, the Funds recorded reclassifications as follows (amounts in thousands):
Short-Term Long-Term Total
High Income Fund 67,201 199,364 266,565
High Yield Fund 10,472 262,645 273,117
Inflation Protection Fund — 11,504 11,504
International Emerging Markets Fund 9,467 — 9,467
MidCap Value Fund I — 11,396 11,396
Overseas Fund 31,135 221,172 252,307
Principal LifeTime Hybrid 2065 Fund 244 — 244
SmallCap Value Fund II 30,944 37,775 68,719
Tax-Exempt Bond Fund 9,772 1,900 11,672
Utilized
Core Fixed Income Fund $ 18,982
Diversified International Fund 60,132
Government Money Market Fund 30
Inflation Protection Fund 34,462
International Fund I 13,433
Principal LifeTime Hybrid 2065 Fund 34
Short-Term Income Fund 9,551
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Core Plus Bond Fund $ (18,190) $ 18,190
Diversified International Fund (29,999) 29,999
Equity Income Fund (651) 651
Global Diversified Income Fund 3 (3)
Global Real Estate Securities Fund 1,128 (1,128)
Government & High Quality Bond Fund 12 (12)
International Emerging Markets Fund (386) 386
International Fund I (1,106) 1,106
LargeCap Growth Fund I (108,894) 108,894
LargeCap S&P 500 Index Fund (65,841) 65,841
LargeCap Value Fund III (4,856) 4,856
MidCap Fund (40,543) 40,543
MidCap Growth Fund (1,337) 1,337
MidCap Growth Fund III (8,092) 8,092
MidCap S&P 400 Index Fund (26,162) 26,162
MidCap Value Fund I 394 (394)
Principal Capital Appreciation Fund (8,521) 8,521
Principal LifeTime 2010 Fund (2,427) 2,427
Principal LifeTime 2015 Fund (2,337) 2,337
Principal LifeTime 2020 Fund (17,066) 17,066
Principal LifeTime 2025 Fund (6,577) 6,577
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

Federal Income Tax Basis. As of April 30, 2021, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Principal LifeTime 2030 Fund (19,291) 19,291
Principal LifeTime 2035 Fund (5,062) 5,062
Principal LifeTime 2040 Fund (12,938) 12,938
Principal LifeTime 2045 Fund (3,388) 3,388
Principal LifeTime 2050 Fund (8,112) 8,112
Principal LifeTime 2055 Fund (1,887) 1,887
Principal LifeTime 2060 Fund (1,265) 1,265
Principal LifeTime 2065 Fund (191) 191
Principal LifeTime Hybrid 2015 Fund (198) 198
Principal LifeTime Hybrid 2020 Fund (712) 712
Principal LifeTime Hybrid 2025 Fund (373) 373
Principal LifeTime Hybrid 2030 Fund (645) 645
Principal LifeTime Hybrid 2035 Fund (277) 277
Principal LifeTime Hybrid 2040 Fund (475) 475
Principal LifeTime Hybrid 2045 Fund (194) 194
Principal LifeTime Hybrid 2050 Fund (357) 357
Principal LifeTime Hybrid 2055 Fund (84) 84
Principal LifeTime Hybrid 2060 Fund (59) 59
Principal LifeTime Hybrid 2065 Fund 1 (1)
Principal LifeTime Hybrid Income Fund (104) 104
Principal LifeTime Strategic Income Fund (1,151) 1,151
Real Estate Securities Fund (694) 694
SAM Balanced Portfolio (6,857) 6,857
SAM Conservative Balanced Portfolio (1,933) 1,933
SAM Conservative Growth Portfolio (5,934) 5,934
SAM Flexible Income Portfolio (1,555) 1,555
SAM Strategic Growth Portfolio (4,744) 4,744
Short-Term Income Fund (1,896) 1,896
SmallCap Fund (2,327) 2,327
SmallCap Growth Fund I (10,454) 10,454
SmallCap S&P 600 Index Fund (7,703) 7,703
SmallCap Value Fund II 21 (21)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund
*
$ 50,574 $ (419) $ 50,155 $ 616,836
Core Fixed Income Fund 334,924 (105,285) 229,639 10,336,246
Core Plus Bond Fund 23,592 (10,969) 12,623 782,317
Diversified International Fund 1,152,622 (110,556) 1,042,066 4,256,905
Equity Income Fund 4,700,732 (56,030) 4,644,702 5,431,483
Finisterre Emerging Markets Total Return Bond Fund 12,154 (8,418) 3,736 691,495
Global Diversified Income Fund 298,333 (233,383) 64,950 4,634,775
Global Real Estate Securities Fund 761,412 (88,924) 672,488 3,118,061
Government & High Quality Bond Fund 31,694 (21,483) 10,211 1,542,823
Government Money Market Fund — — — 4,352,040
High Income Fund 150,063 (56,769) 93,294 3,665,35 0
High Yield Fund 139,295 (46,794) 92,501 2,922,64 8
Inflation Protection Fund 105,079 (28,832) 76,247 1,400,292
International Emerging Markets Fund 95,651 (7,674) 87,977 229,585
International Fund I 92,910 (2,966) 89,944 272,481
LargeCap Growth Fund I 6,671,196 (87,121) 6,584,075 6,923,498
LargeCap S&P 500 Index Fund 3,666,490 (102,007) 3,564,483 2,237,113
LargeCap Value Fund III 687,824 (64,535) 623,289 2,824,888
MidCap Fund 11,987,964 (99,745) 11,888,219 11,016,835
MidCap Growth Fund 85,374 (3,049) 82,325 214,239
MidCap Growth Fund III 483,153 (12,343) 470,810 641,296
MidCap S&P 400 Index Fund 525,632 (42,682) 482,950 921,741
MidCap Value Fund I 728,520 (68,358) 660,162 2,188,941
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2021 (unaudited)

9. Other Matters
The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Funds' performance and financial results.
10. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  On April 29, 2021, the Fund’s Board of Directors approved the liquidation of the R-5 shares of Overseas Fund. Following the close of business on June 11, 2021, outstanding R-5 shares of the fund will be redeemed at net asset value on such date and proceeds will be sent to shareholder of record. The fund expects that the liquidation and redemption of the R-5 shares will result in a capital gain or loss to the taxable shareholders in the same manner as a voluntary redemption. There were no other items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Money Market Fund $ — $ — $ — $ 736,836
Overseas Fund 544,218 (149,740) 394,478 2,837,112
Principal Capital Appreciation Fund 1,225,713 (16,254) 1,209,459 940,116
Principal LifeTime 2010 Fund 86,691 (6,313) 80,378 649,910
Principal LifeTime 2015 Fund 78,530 (2,653) 75,877 306,683
Principal LifeTime 2020 Fund 808,235 (30,362) 777,873 3,046,144
Principal LifeTime 2025 Fund 421,207 (13,066) 408,141 1,371,966
Principal LifeTime 2030 Fund 1,558,129 (49,105) 1,509,024 4,838,134
Principal LifeTime 2035 Fund 438,360 (13,593) 424,767 1,200,460
Principal LifeTime 2040 Fund 1,362,601 (31,706) 1,330,895 3,312,556
Principal LifeTime 2045 Fund 361,806 (8,885) 352,921 892,392
Principal LifeTime 2050 Fund 912,489 (22,052) 890,437 2,025,827
Principal LifeTime 2055 Fund 188,000 (6,452) 181,548 522,823
Principal LifeTime 2060 Fund 147,279 (5,702) 141,577 482,904
Principal LifeTime 2065 Fund 12,143 (1,263) 10,880 52,606
Principal LifeTime Hybrid 2015 Fund 18,017 (3,872) 14,145 114,246
Principal LifeTime Hybrid 2020 Fund 69,806 (11,702) 58,104 365,394
Principal LifeTime Hybrid 2025 Fund 67,711 (11,894) 55,817 368,913
Principal LifeTime Hybrid 2030 Fund 84,742 (11,447) 73,295 379,712
Principal LifeTime Hybrid 2035 Fund 64,609 (7,591) 57,018 286,028
Principal LifeTime Hybrid 2040 Fund 69,442 (5,276) 64,166 258,097
Principal LifeTime Hybrid 2045 Fund 45,252 (2,838) 42,414 174,120
Principal LifeTime Hybrid 2050 Fund 38,693 (1,792) 36,901 135,954
Principal LifeTime Hybrid 2055 Fund 16,716 (801) 15,915 64,614
Principal LifeTime Hybrid 2060 Fund 5,958 (324) 5,634 23,483
Principal LifeTime Hybrid 2065 Fund 1,087 (41) 1,046 5,663
Principal LifeTime Hybrid Income Fund 7,313 (2,905) 4,408 74,618
Principal LifeTime Strategic Income Fund 43,555 (3,739) 39,816 415,464
Real Estate Securities Fund 1,671,355 (54,715) 1,616,640 3,865,304
SAM Balanced Portfolio 1,255,060 (53,715) 1,201,345 3,788,498
SAM Conservative Balanced Portfolio 333,527 (18,198) 315,329 1,564,567
SAM Conservative Growth Portfolio 1,058,923 (31,659) 1,027,264 2,397,003
SAM Flexible Income Portfolio 282,134 (36,401) 245,733 2,683,367
SAM Strategic Growth Portfolio 669,078 (27,960) 641,118 1,586,438
Short-Term Income Fund 93,923 (20,642) 73,281 5,573,834
SmallCap Fund 380,977 (36,802) 344,175 999,514
SmallCap Growth Fund I 1,006,969 (96,953) 910,016 2,150,692
SmallCap S&P 600 Index Fund 628,468 (86,750) 541,718 951,398
SmallCap Value Fund II 336,927 (46,465) 290,462 1,095,487
Tax-Exempt Bond Fund
*
50,732 (3,945) 46,787 665,737
* The fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This may cause a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
8. Federal Tax Information (continued)

Schedule of Investments
California Municipal Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.27% Shares Held Value (000's)
Exchange-Traded Funds - 0.27%
iShares California Muni Bond ETF 29,578 $ 1,851
TOTAL INVESTMENT COMPANIES $ 1,851
MUNICIPAL BONDS - 99.23%
Principal
Amount (000's) Value (000's)
California - 97.32%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,636
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,135
Alameda Corridor Transportation Authority
5.00%, 10/01/2034 6,805 8,061
5.00%, 10/01/2036 6,250 7,377
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 2,128
Anaheim Housing & Public Improvements
Authority
5.00%, 10/01/2050 1,000 1,178
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,183
5.00%, 10/01/2045 1,000 1,178
California Health Facilities Financing Authority
4.00%, 06/01/2050 5,000 5,839
5.00%, 08/15/2031 2,700 3,292
5.00%, 08/15/2033 1,750 2,077
5.00%, 08/15/2034 2,000 2,428
5.00%, 02/01/2035 2,000 2,297
5.00%, 11/15/2046
(b)
4,504 5,431
5.00%, 11/15/2048 2,785 3,392
California Health Facilities Financing
Authority (credit support from California
Mortgage Insurance )
5.00%, 07/01/2035
(a)
1,000 1,158
California Housing Finance
3.50%, 11/20/2035 7,491 8,710
4.25%, 01/15/2035 8,770 10,587
California Infrastructure & Economic
Development Bank
5.00%, 11/01/2029 5,000 6,546
5.00%, 08/01/2036 2,250 2,877
5.00%, 08/01/2037 1,000 1,275
5.00%, 08/01/2038 1,175 1,494
5.00%, 08/01/2039 1,130 1,434
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 4,405
4.00%, 07/15/2029 11,000 12,657
4.00%, 10/01/2039 2,150 2,383
5.00%, 05/15/2033 1,000 1,218
5.00%, 05/15/2034 1,000 1,214
5.00%, 12/31/2034 7,550 9,269
5.00%, 12/31/2036 3,000 3,665
5.00%, 05/15/2038 2,000 2,400
5.00%, 12/31/2038 5,500 6,689
5.00%, 10/01/2044 1,000 1,165
5.25%, 11/01/2036 4,000 4,623
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2043
(a)
600 742
5.00%, 05/15/2044
(a)
5,000 6,167
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 12,461
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Pollution Control Financing Authority
3.00%, 11/01/2025 $ 10,500 $ 11,655
3.25%, 12/01/2027
(c)
2,000 2,173
4.30%, 07/01/2040 3,600 4,119
5.00%, 07/01/2029
(d)
1,000 1,227
5.00%, 07/01/2030
(d)
2,000 2,144
5.00%, 07/01/2037
(d)
10,000 10,594
5.00%, 07/01/2039
(d)
4,250 5,128
5.00%, 11/21/2045
(d)
4,500 5,359
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 2,184
5.00%, 08/01/2038
(d)
1,000 1,196
California State Public Works Board
5.00%, 11/01/2037 1,375 1,470
5.00%, 10/01/2039 4,500 5,149
California State University
5.00%, 11/01/2037 2,000 2,463
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(d)
750 772
4.00%, 02/01/2022 830 837
4.00%, 02/01/2025 940 973
4.00%, 09/02/2029 1,000 1,140
4.00%, 07/01/2048 1,800 2,001
5.00%, 10/01/2028 1,875 2,150
5.00%, 11/01/2032
(d)
1,135 1,328
5.00%, 05/15/2034 4,855 5,647
5.00%, 06/01/2034
(d)
375 437
5.00%, 09/02/2034 1,000 1,230
5.00%, 12/01/2036
(d)
5,000 5,689
5.00%, 04/01/2038
(c)
10,000 13,249
5.00%, 09/02/2038 3,000 3,595
5.00%, 06/01/2039
(d)
475 546
5.00%, 09/02/2039 745 902
5.00%, 09/02/2039 900 1,088
5.00%, 09/02/2039 945 1,147
5.00%, 05/15/2040 3,500 4,027
5.00%, 09/02/2040 1,000 1,220
5.00%, 12/01/2041
(d)
1,100 1,241
5.00%, 09/02/2044 1,425 1,704
5.00%, 12/01/2046
(d)
1,620 1,817
5.00%, 09/02/2048 940 1,125
5.00%, 09/02/2049 600 716
5.00%, 06/01/2051
(d)
1,950 2,201
5.25%, 12/01/2034 3,500 3,957
5.25%, 12/01/2038
(d)
1,000 1,192
5.25%, 12/01/2043
(d)
3,825 4,518
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,068
6.00%, 05/01/2043 1,550 1,564
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,519
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,254
City of Irvine CA
4.00%, 09/02/2038 1,000 1,163
5.00%, 09/01/2049 2,000 2,223
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,347
City of Los Angeles Department of Airports
5.00%, 05/15/2026 1,000 1,176
5.00%, 05/15/2026 3,500 4,243
5.00%, 05/15/2028 3,175 4,035
5.00%, 05/15/2031 295 321
5.00%, 05/15/2035 5,425 6,811
5.00%, 05/15/2036 1,500 1,741

Schedule of Investments
California Municipal Fund
April 30, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
(continued)
5.00%, 05/15/2037
(b)
$ 3,463 $ 4,323
5.00%, 05/15/2038 1,155 1,438
5.00%, 05/15/2039
(b)
2,416 3,001
5.00%, 05/15/2042
(b)
966 1,132
5.00%, 05/15/2044
(b)
6,644 8,031
5.00%, 05/15/2044
(b)
2,980 3,663
5.00%, 05/15/2044
(b)
443 535
5.00%, 05/15/2047
(b)
2,819 3,375
5.00%, 05/15/2048
(b)
1,611 1,969
City of Oroville CA
5.25%, 04/01/2049 2,500 2,860
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,688
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 1,800 2,199
5.00%, 11/01/2036 2,010 2,059
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(e)
4,000 2,585
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 8,584
Contra Costa County Schools Pooled Notes
2.00%, 12/01/2021 4,500 4,542
County of Riverside CA
4.00%, 06/30/2021 5,000 5,031
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,615
5.00%, 07/01/2037 2,000 2,433
CSCDA Community Improvement Authority
3.13%, 08/01/2056
(d)
3,000 2,874
4.00%, 08/01/2056
(d)
5,450 5,846
5.00%, 01/01/2054
(d)
5,000 5,815
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,259
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 11
Escondido Union High School District
0.00%, 08/01/2041
(e)
1,000 590
Foothill-De Anza Community College District
5.00%, 08/01/2040 1,500 1,518
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,207
5.00%, 06/01/2028 7,035 8,634
5.25%, 06/01/2047 7,500 7,771
5.30%, 06/01/2037 9,100 9,443
Golden State Tobacco Securitization Corp (credit
support from State of California Appropriations )
5.00%, 06/01/2033
(a)
2,000 2,344
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 330 331
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,106
La Verne Public Financing Authority
7.25%, 09/01/2026 525 527
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,385 4,640
5.50%, 11/15/2030 1,010 1,355
Los Angeles County Metropolitan Transportation
Authority
4.00%, 06/01/2036 7,000 8,572
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 $ 2,000 $ 2,363
5.00%, 08/01/2042 1,400 1,481
5.00%, 12/01/2045
(b)
5,500 6,450
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 5,330
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 3,376
5.25%, 07/01/2042 6,500 8,135
Marin Healthcare District
5.00%, 08/01/2034 1,000 1,178
Merced Union High School District
0.00%, 08/01/2032
(e)
3,380 2,727
Metropolitan Water District of Southern
California
5.00%, 10/01/2045 1,410 1,816
Middle Fork Project Finance Authority
5.00%, 04/01/2036 3,550 4,352
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,669
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,112
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2041 6,000 7,154
5.00%, 03/01/2047 1,500 1,813
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,986
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
3.00%, 08/01/2040
(a)
2,250 2,397
4.00%, 08/01/2037
(a)
1,505 1,739
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,218
5.00%, 09/01/2029
(a)
1,000 1,216
Pittsburg Unified School District
5.00%, 08/01/2043 2,900 3,295
Pomona Unified School District (credit support
from National Public Finance Guarantee Corp )
6.15%, 08/01/2030
(a)
1,000 1,044
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,061
Port of Los Angeles
5.00%, 08/01/2032 1,740 1,957
Poway Unified School District
0.00%, 08/01/2036
(e)
4,000 2,932
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 5,444
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,241
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,477
5.00%, 11/01/2036
(a)
3,330 4,157

Schedule of Investments
California Municipal Fund
April 30, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
$ 855 $ 497
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
255 149
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,143
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,769
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,441
Sacramento Municipal Utility District
5.00%, 08/15/2038 5,025 6,632
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,759
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,826
5.00%, 07/01/2037 2,300 2,793
San Diego Convention Center Expansion
Financing Authority
5.00%, 04/15/2025 5,000 5,230
San Diego County Regional Airport Authority
4.00%, 07/01/2037 6,500 7,636
4.00%, 07/01/2038 2,000 2,344
4.00%, 07/01/2044 1,000 1,143
5.00%, 07/01/2042 5,000 6,002
5.00%, 07/01/2044 2,000 2,492
5.00%, 07/01/2049 1,500 1,821
San Diego County Water Authority
5.00%, 05/01/2031 1,000 1,381
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 1,193
5.00%, 08/01/2030 1,000 1,353
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,529
San Francisco Bay Area Rapid Transit District
4.00%, 08/01/2033 1,500 1,848
4.00%, 08/01/2045 3,000 3,571
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 3,551
4.00%, 07/01/2037 2,500 2,918
San Francisco City & County Airport Comm -San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,196
5.00%, 05/01/2034 1,000 1,254
5.00%, 05/01/2038 2,500 3,174
5.00%, 05/01/2042 1,500 1,795
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 8,818
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,012
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,175
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,482
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 $ 900 $ 1,056
Santa Margarita-Dana Point Authority
4.00%, 06/01/2045 1,490 1,771
Santa Monica-Malibu Unified School District
3.00%, 08/01/2049 4,650 4,919
4.00%, 08/01/2038 2,975 3,517
4.00%, 08/01/2039 1,510 1,782
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,720
5.00%, 11/01/2029 2,725 3,500
5.25%, 07/01/2029 695 701
5.25%, 07/01/2031 695 701
State of California
2.45%, 12/01/2031 260 264
4.00%, 09/01/2033 1,580 1,838
5.00%, 09/01/2034 5,000 6,094
5.00%, 02/01/2038 1,450 1,567
5.00%, 04/01/2043 3,380 3,677
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,704
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2034 1,000 1,282
5.00%, 06/01/2035 500 639
5.00%, 06/01/2036 2,645 3,370
5.00%, 06/01/2048 5,000 6,185
Transbay Joint Powers Authority
5.00%, 10/01/2030 400 516
5.00%, 10/01/2035 500 634
5.00%, 10/01/2037 700 882
5.00%, 10/01/2038 1,000 1,256
5.00%, 10/01/2045 1,500 1,855
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,173
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,125
University of California
4.00%, 05/15/2037 3,365 4,162
5.00%, 05/15/2044 295 337
5.00%, 05/15/2044 705 795
West Valley-Mission Community College District
4.00%, 08/01/2044 5,000 5,883
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,772
$ 672,176
Guam - 1.36%
Guam Government Waterworks Authority
5.00%, 01/01/2046 2,525 2,847
5.00%, 01/01/2050 4,390 5,337
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,175
$ 9,359

Schedule of Investments
California Municipal Fund
April 30, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Puerto Rico - 0.55%
Commonwealth of Puerto Rico
0.00%, 07/01/2026
(e)
$ 3,000 $ 2,531
0.00%, 07/01/2039
(e)
1,500 1,269
$ 3,800
TOTAL MUNICIPAL BONDS $ 685,335
Total Investments $ 687,186
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.92)%
Notes with interest rates of 0.09% - 0.13% at
April 30, 2021 and contractual maturities of
collateral of 2023-2027.
(f)
$ (20,146) (20,146)
Total Net Investments $ 667,040
Other Assets and Liabilities -  3.42% 23,639
TOTAL NET ASSETS - 100.00% $ 690,679
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $70,692 or 10.24% of net assets.
(e) Non-income producing security
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2021.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 72.76%
General Obligation Unlimited 10.46%
Insured 8.67%
Special Assessment 2.53%
Prerefunded 1.87%
Revenue Notes 1.39%
Tax Allocation 1.08%
Special Tax 0.32%
Investment Companies 0.27%
Certificate Participation 0.15%
Liability For Floating Rate Notes Issued (2.92)%
Other Assets and Liabilities
3.42%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .09 % Shares Held Value (000's)
Money Market Funds - 5 .09%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
2,613,261 $ 2,613
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
530,903,216 530,903
$ 533,516
TOTAL INVESTMENT COMPANIES $ 533,516
COMMON STOCKS - 0 .32 % Shares Held Value (000's)
Oil & Gas - 0 .11%
Whiting Petroleum Corp
(d)
294,723 $ 11,810
Transportation - 0 .21%
Trailer Bridge Inc
(d),(e),(f)
178,279 22,054
TOTAL COMMON STOCKS $ 33,864
BONDS - 60 .17%
Principal
Amount (000's) Value (000's)
Airlines - 0 .71%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(g)
$ 28,824 $ 31,817
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
24,492 26,895
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 6,528 6,794
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 8,867 8,675
$ 74,181
Apparel - 0 .14%
Under Armour Inc
3.25%, 06/15/2026 14,750 14,962
Automobile Floor Plan Asset Backed Securities - 0 .98%
Ford Credit Floorplan Master Owner Trust A
0.51%, 10/15/2023 1,000 1,002
1.00 x 1 Month USD LIBOR + 0.40%
0.71%, 09/15/2024 40,000 40,268
1.00 x 1 Month USD LIBOR + 0.60%
Navistar Financial Dealer Note Master Owner
Trust II
0.75%, 05/25/2024
(g)
14,000 14,004
1.00 x 1 Month USD LIBOR + 0.64%
Nissan Master Owner Trust Receivables
0.54%, 11/15/2023 20,000 20,039
1.00 x 1 Month USD LIBOR + 0.43%
0.67%, 02/15/2024 26,845 26,946
1.00 x 1 Month USD LIBOR + 0.56%
$ 102,259
Automobile Manufacturers - 1 .06%
American Honda Finance Corp
0.40%, 10/21/2022 30,000 30,044
0.55%, 07/12/2024 15,000 14,979
1.95%, 05/20/2022 48,000 48,822
2.30%, 09/09/2026 7,000 7,351
3.80%, 09/20/2021
(g)
10,000 10,134
$ 111,330
Banks - 11 .25%
Bank of America Corp
0.81%, 10/24/2024
(h)
20,000 20,037
Secured Overnight Financing Rate + 0.74%
2.46%, 10/22/2025
(h)
35,000 36,746
3 Month USD LIBOR + 0.87%
2.88%, 04/24/2023
(h)
15,000 15,354
3 Month USD LIBOR + 1.02%
3.19%, 07/23/2030
(h)
8,000 8,482
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 11,153
3.97%, 02/07/2030
(h)
8,000 8,922
3 Month USD LIBOR + 1.21%
6.75%, 06/01/2028
(i)
2,000 2,564
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 $ 18,000 $ 17,987
1.65%, 01/28/2031 10,000 9,630
2.10%, 10/24/2024 50,000 52,692
2.20%, 08/16/2023 9,500 9,884
2.80%, 05/04/2026 8,000 8,613
3.00%, 10/30/2028 9,000 9,618
Citigroup Inc
0.78%, 10/30/2024
(h)
9,000 9,004
Secured Overnight Financing Rate + 0.69%
2.98%, 11/05/2030
(h)
51,000 53,141
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 25,211
4.45%, 09/29/2027 8,000 9,088
4.50%, 01/14/2022 4,900 5,044
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 12,569
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 61,738
2.60%, 06/15/2022 10,000 10,239
3.65%, 01/25/2024 14,000 15,085
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(h)
15,000 15,019
Secured Overnight Financing Rate + 0.54%
1.99%, 01/27/2032
(h)
15,000 14,247
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 22,919
3.63%, 01/22/2023 7,000 7,390
3.81%, 04/23/2029
(h)
13,000 14,363
3 Month USD LIBOR + 1.16%
4.25%, 10/21/2025 23,500 26,325
5.25%, 07/27/2021 13,000 13,150
JPMorgan Chase & Co
1.05%, 11/19/2026
(h)
9,000 8,867
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(h)
9,000 8,218
Secured Overnight Financing Rate + 1.51%
2.74%, 10/15/2030
(h)
47,000 48,218
Secured Overnight Financing Rate + 1.51%
3.25%, 09/23/2022 5,000 5,206
3.63%, 05/13/2024 15,900 17,344
3.66%, 07/30/2021
(j)
3,911 3,923
3 Month USD LIBOR + 3.47%
3.90%, 07/15/2025 8,000 8,862
KeyCorp
2.25%, 04/06/2027 30,000 31,130
2.55%, 10/01/2029 50,000 51,304
Morgan Stanley
0.86%, 10/21/2025
(h)
7,500 7,490
Secured Overnight Financing Rate + 0.75%
1.79%, 02/13/2032
(h)
10,000 9,403
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(h)
6,250 5,920
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(h)
38,000 38,836
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
(h)
12,000 12,673
Secured Overnight Financing Rate + 1.15%
3.95%, 04/23/2027 10,000 11,148
4.00%, 07/23/2025 5,000 5,576
4.88%, 11/01/2022 2,000 2,130
5.50%, 07/28/2021 5,900 5,972
6.25%, 08/09/2026 4,000 4,934
PNC Bank NA
2.70%, 10/22/2029 53,000 54,732
2.95%, 02/23/2025 10,000 10,755
3.10%, 10/25/2027 4,750 5,175

Schedule of Investments
Core Fixed Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(h)
$ 15,000 $ 14,926
Secured Overnight Financing Rate + 0.98%
6.75%, 08/01/2021
(h),(j)
19,800 19,998
3 Month USD LIBOR + 3.68%
Truist Bank
2.64%, 09/17/2029
(h)
52,000 54,708
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 21,967
3.30%, 05/15/2026 5,000 5,454
Truist Financial Corp
1.27%, 03/02/2027
(h)
5,500 5,475
Secured Overnight Financing Rate + 0.61%
2.70%, 01/27/2022 9,500 9,651
US Bancorp
2.95%, 07/15/2022 5,000 5,149
3.00%, 03/15/2022 2,000 2,044
3.00%, 07/30/2029 6,000 6,370
3.15%, 04/27/2027 3,800 4,146
3.60%, 09/11/2024 12,000 13,167
3.90%, 04/26/2028 5,000 5,686
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 35,000 35,966
2.80%, 01/27/2025 7,000 7,503
Wells Fargo & Co
2.41%, 10/30/2025
(h)
32,000 33,468
Secured Overnight Financing Rate + 1.09%
2.88%, 10/30/2030
(h)
32,000 33,210
Secured Overnight Financing Rate + 1.43%
3.07%, 01/24/2023 16,000 16,316
$ 1,179,234
Beverages - 0 .63%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 34,000 40,248
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 25,296
$ 65,544
Biotechnology - 1 .94%
Amgen Inc
2.20%, 02/21/2027 11,500 11,923
2.45%, 02/21/2030 40,000 40,506
3.63%, 05/15/2022 8,000 8,196
Biogen Inc
2.25%, 05/01/2030 65,000 63,215
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 18,398
2.60%, 10/01/2040 19,000 17,381
3.50%, 02/01/2025 10,000 10,880
3.65%, 03/01/2026 21,000 23,181
4.40%, 12/01/2021 9,900 10,034
$ 203,714
Chemicals - 0 .72%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
24,000 24,407
Westlake Chemical Corp
3.38%, 06/15/2030 4,500 4,721
3.60%, 08/15/2026 43,000 46,767
$ 75,895
Commercial Services - 0 .31%
ERAC USA Finance LLC
3.30%, 10/15/2022
(g)
7,000 7,280
4.50%, 08/16/2021
(g)
6,000 6,070
7.00%, 10/15/2037
(g)
13,000 19,021
$ 32,371
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0 .99%
Apple Inc
1.13%, 05/11/2025 $ 10,000 $ 10,120
2.05%, 09/11/2026 30,000 31,341
2.38%, 02/08/2041 20,000 18,808
2.40%, 05/03/2023 14,650 15,268
3.20%, 05/11/2027 13,000 14,304
3.25%, 02/23/2026 13,000 14,290
$ 104,131
Credit Card Asset Backed Securities - 0 .74%
American Express Credit Account Master Trust
0.35%, 04/15/2024 35,000 35,029
1.00 x 1 Month USD LIBOR + 0.24%
BA Credit Card Trust
0.34%, 05/15/2026 43,000 42,853
$ 77,882
Diversified Financial Services - 0 .44%
Jefferies Group LLC
2.75%, 10/15/2032 8,000 7,902
5.13%, 01/20/2023 1,500 1,613
6.25%, 01/15/2036 10,325 13,567
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 19,000 21,026
4.85%, 01/15/2027 1,750 2,023
$ 46,131
Electric - 8 .96%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 24,149
Alabama Power Co
1.45%, 09/15/2030 25,000 23,434
3.45%, 10/01/2049 42,000 44,363
Alliant Energy Finance LLC
1.40%, 03/15/2026
(g)
4,500 4,431
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 11,312
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 21,256
4.05%, 04/15/2025 10,000 11,141
Black Hills Corp
2.50%, 06/15/2030 15,000 15,032
3.05%, 10/15/2029 39,500 41,445
3.15%, 01/15/2027 7,500 8,027
4.35%, 05/01/2033 8,000 9,128
Dayton Power & Light Co/The
3.95%, 06/15/2049 10,000 10,632
Entergy Corp
2.40%, 06/15/2031 24,000 23,484
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 17,573
3.25%, 04/01/2028 12,000 13,007
4.20%, 09/01/2048 31,000 36,380
Entergy Texas Inc
2.55%, 06/01/2021 15,000 15,021
Florida Power & Light Co
2.85%, 04/01/2025 3,000 3,217
3.15%, 10/01/2049 25,000 25,696
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 9,450
3.50%, 09/30/2049 66,000 68,600
LG&E and KU Energy LLC
4.38%, 10/01/2021 5,900 5,937
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 3,255
Metropolitan Edison Co
3.50%, 03/15/2023
(g)
9,900 10,271
4.30%, 01/15/2029
(g)
14,000 15,489
Monongahela Power Co
3.55%, 05/15/2027
(g)
20,000 21,833

Schedule of Investments
Core Fixed Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Nevada Power Co
2.40%, 05/01/2030 $ 20,500 $ 20,737
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 53,023
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 18,015
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025
(g)
13,000 12,675
2.95%, 04/01/2025 7,000 7,497
3.10%, 09/15/2049 33,500 33,708
4.10%, 11/15/2048 5,000 5,842
5.75%, 03/15/2029 21,000 26,088
PacifiCorp
5.25%, 06/15/2035 5,750 7,400
6.25%, 10/15/2037 2,500 3,501
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 16,590
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 11,160
3.20%, 03/01/2050 15,000 15,334
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
5,837 6,044
5.38%, 06/30/2035
(g)
20,569 22,995
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 24,208
2.75%, 10/01/2026 10,000 10,591
3.55%, 02/15/2022 12,900 13,109
3.85%, 02/01/2048 12,500 13,203
Talen Energy Supply LLC
4.60%, 12/15/2021 11,750 11,632
TransAlta Corp
4.50%, 11/15/2022 19,650 20,420
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 2,146
3.85%, 03/15/2023 19,900 20,976
4.85%, 12/01/2048 7,000 8,654
5.15%, 11/15/2021
(i)
3,000 3,039
Xcel Energy Inc
2.60%, 12/01/2029 32,000 32,664
3.50%, 12/01/2049 24,000 24,546
$ 939,360
Electronics - 0 .48%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 50,164
Environmental Control - 0 .55%
Republic Services Inc
1.75%, 02/15/2032 29,500 27,369
2.30%, 03/01/2030 16,500 16,473
3.20%, 03/15/2025 13,000 13,990
$ 57,832
Food - 0 .37%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 22,471
3.95%, 07/15/2025 15,000 16,612
$ 39,083
Gas - 0 .43%
NiSource Inc
2.95%, 09/01/2029 29,000 30,136
3.60%, 05/01/2030 14,000 15,290
$ 45,426
Healthcare - Services - 0 .62%
HCA Inc
4.13%, 06/15/2029 14,000 15,561
5.63%, 09/01/2028 2,000 2,332
5.88%, 05/01/2023 4,500 4,911
7.50%, 11/06/2033 1,950 2,658
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
2.00%, 05/15/2030 $ 9,000 $ 8,902
2.88%, 08/15/2029 15,000 15,919
3.50%, 08/15/2039 14,000 15,135
$ 65,418
Insurance - 3 .16%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 34,705
1.85%, 03/12/2030 8,000 7,929
2.50%, 01/15/2051 12,500 11,111
2.85%, 10/15/2050 30,500 28,902
Berkshire Hathaway Inc
3.00%, 02/11/2023 8,000 8,380
3.75%, 08/15/2021
(i)
5,000 5,049
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 33,822
4.50%, 08/15/2028 39,500 44,672
5.50%, 09/01/2022 5,000 5,319
First American Financial Corp
4.00%, 05/15/2030 28,000 30,619
4.30%, 02/01/2023 21,800 23,002
4.60%, 11/15/2024 5,000 5,576
Five Corners Funding Trust
4.42%, 11/15/2023
(g)
49,500 54,158
Prudential Financial Inc
2.10%, 03/10/2030
(i)
23,000 23,103
3.88%, 03/27/2028 7,000 7,946
4.50%, 11/16/2021 7,000 7,157
$ 331,450
Internet - 0 .82%
Amazon.com Inc
2.80%, 08/22/2024 44,000 47,189
4.05%, 08/22/2047 32,650 38,594
$ 85,783
Iron & Steel - 0 .15%
Allegheny Technologies Inc
7.88%, 08/15/2023 14,750 16,059
Lodging - 0 .54%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 44,613
3.70%, 01/15/2031 11,000 11,649
$ 56,262
Media - 1 .80%
Comcast Corp
2.65%, 02/01/2030 33,000 34,016
3.30%, 02/01/2027 10,000 10,981
3.95%, 10/15/2025 15,000 16,843
4.25%, 10/15/2030 4,500 5,222
6.45%, 03/15/2037 1,800 2,593
Discovery Communications LLC
3.63%, 05/15/2030 9,000 9,632
4.13%, 05/15/2029 22,000 24,272
5.30%, 05/15/2049 13,000 15,561
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 9,829
6.75%, 06/15/2039 6,000 8,177
7.30%, 07/01/2038 7,750 10,996
Walt Disney Co/The
2.00%, 09/01/2029 28,000 27,828
6.40%, 12/15/2035 8,900 12,733
$ 188,683
Oil & Gas - 2 .11%
BP Capital Markets America Inc
2.94%, 04/06/2023 7,000 7,337
3.12%, 05/04/2026 10,000 10,795
3.41%, 02/11/2026 13,000 14,279
3.94%, 09/21/2028 13,000 14,610

Schedule of Investments
Core Fixed Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
BP Capital Markets PLC
2.50%, 11/06/2022 $ 7,000 $ 7,220
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 9,185
3.80%, 04/15/2024 35,000 37,640
Helmerich & Payne Inc
4.65%, 03/15/2025 7,000 7,721
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 10,021
Nabors Industries Inc
5.10%, 09/15/2023 5,000 4,687
Phillips 66
1.30%, 02/15/2026 11,500 11,441
4.30%, 04/01/2022 28,000 28,992
Suncor Energy Inc
2.80%, 05/15/2023 16,500 17,207
3.60%, 12/01/2024 18,000 19,582
4.00%, 11/15/2047 4,500 4,692
9.25%, 10/15/2021 9,475 9,851
W&T Offshore Inc
9.75%, 11/01/2023
(g)
6,750 5,957
$ 221,217
Oil & Gas Services - 0 .45%
Schlumberger Holdings Corp
3.63%, 12/21/2022
(g)
10,000 10,397
4.00%, 12/21/2025
(g)
33,000 36,746
$ 47,143
Other Asset Backed Securities - 1 .18%
Drug Royalty III LP 1
1.84%, 10/15/2031
(g)
1,935 1,913
1.00 x 3 Month USD LIBOR + 1.60%
2.74%, 04/15/2027
(g)
223 223
1.00 x 3 Month USD LIBOR + 2.50%
3.60%, 04/15/2027
(g)
211 212
4.27%, 10/15/2031
(g)
2,488 2,555
PFS Financing Corp
0.66%, 09/15/2023
(g)
40,000 40,053
1.00 x 1 Month USD LIBOR + 0.55%
0.66%, 04/15/2024
(g)
13,000 13,018
1.00 x 1 Month USD LIBOR + 0.55%
0.71%, 04/15/2026
(g)
14,000 13,964
Verizon Owner Trust 2019-C
0.54%, 04/22/2024 42,500 42,640
1.00 x 1 Month USD LIBOR + 0.42%
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 8,500 8,513
$ 123,091
Packaging & Containers - 0 .10%
Sealed Air Corp
5.50%, 09/15/2025
(g)
2,000 2,210
6.88%, 07/15/2033
(g)
6,900 8,608
$ 10,818
Pharmaceuticals - 2 .27%
AbbVie Inc
2.15%, 11/19/2021 33,000 33,325
2.30%, 11/21/2022 18,000 18,526
2.90%, 11/06/2022 15,000 15,557
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 12,249
1.45%, 11/13/2030 10,000 9,429
3.20%, 06/15/2026 20,000 21,914
3.40%, 07/26/2029 27,000 29,785
3.45%, 11/15/2027 9,000 10,013
3.90%, 02/20/2028 10,500 11,888
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp
1.30%, 08/21/2027 $ 14,000 $ 13,656
3.00%, 08/15/2026 17,000 18,255
4.30%, 03/25/2028 13,000 14,791
5.05%, 03/25/2048 23,000 28,283
$ 237,671
Pipelines - 1 .62%
ANR Pipeline Co
9.63%, 11/01/2021 900 940
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,500
4.15%, 07/01/2023 10,000 10,350
4.35%, 10/15/2024 8,000 8,350
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 13,403
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 14,487
NGPL PipeCo LLC
4.88%, 08/15/2027
(g)
43,000 48,377
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 14,952
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
14,650 14,650
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 6,671
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,832
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 9,224
7.25%, 08/15/2038 10,000 14,582
$ 169,318
REITs - 9 .76%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 11,992
2.00%, 05/18/2032 14,000 13,295
2.75%, 12/15/2029 14,500 14,922
3.38%, 08/15/2031 30,000 32,205
4.30%, 01/15/2026 9,900 11,096
4.90%, 12/15/2030 4,250 5,112
American Tower Corp
1.88%, 10/15/2030 20,000 18,945
2.10%, 06/15/2030 3,000 2,882
2.40%, 03/15/2025 7,000 7,312
2.75%, 01/15/2027 53,000 55,620
2.95%, 01/15/2051 10,000 9,090
3.38%, 10/15/2026 5,000 5,437
CBL & Associates LP
0.00%, 12/15/2026
(d)
13,750 7,906
Crown Castle International Corp
2.25%, 01/15/2031 13,000 12,618
2.90%, 04/01/2041 30,000 27,925
3.10%, 11/15/2029 8,000 8,371
4.00%, 11/15/2049 17,000 17,957
4.30%, 02/15/2029 13,000 14,699
CubeSmart LP
2.00%, 02/15/2031 26,000 24,650
3.00%, 02/15/2030 18,000 18,509
4.00%, 11/15/2025 5,000 5,510
4.38%, 12/15/2023 8,000 8,692
4.38%, 02/15/2029 2,000 2,255
Duke Realty LP
2.88%, 11/15/2029 12,500 12,942
3.25%, 06/30/2026 5,000 5,429
3.38%, 12/15/2027 25,000 27,345

Schedule of Investments
Core Fixed Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Healthcare Realty Trust Inc
2.40%, 03/15/2030 $ 9,000 $ 8,896
3.63%, 01/15/2028
(i)
3,500 3,792
3.88%, 05/01/2025 5,000 5,436
Healthpeak Properties Inc
2.88%, 01/15/2031 7,000 7,252
3.00%, 01/15/2030 50,000 52,275
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 46,503
3.63%, 10/01/2029 32,000 33,337
4.75%, 01/15/2028 7,000 7,807
5.25%, 01/15/2026 8,000 9,151
Physicians Realty LP
4.30%, 03/15/2027 22,400 25,088
SBA Tower Trust
1.63%, 05/15/2051
(e),(g),(k)
46,000 46,114
2.33%, 07/15/2052
(g)
10,000 10,269
2.84%, 01/15/2050
(g)
30,000 31,619
Service Properties Trust
4.35%, 10/01/2024 12,000 11,940
4.50%, 06/15/2023 5,000 5,101
4.65%, 03/15/2024 5,650 5,692
4.95%, 02/15/2027 5,900 5,797
5.00%, 08/15/2022 14,650 14,840
Simon Property Group LP
2.00%, 09/13/2024 32,000 33,162
2.75%, 02/01/2023 7,000 7,252
STORE Capital Corp
2.75%, 11/18/2030 18,500 18,415
4.63%, 03/15/2029 33,500 37,831
Ventas Realty LP
3.00%, 01/15/2030 8,000 8,288
3.85%, 04/01/2027 21,000 23,345
Ventas Realty LP / Ventas Capital Corp
3.25%, 08/15/2022 9,650 9,912
Welltower Inc
2.70%, 02/15/2027 12,000 12,671
2.75%, 01/15/2031 7,000 7,097
3.10%, 01/15/2030 23,000 23,878
4.13%, 03/15/2029 6,000 6,754
4.25%, 04/15/2028 4,000 4,515
4.50%, 01/15/2024 5,000 5,453
Weyerhaeuser Co
7.38%, 03/15/2032 40,000 57,158
WP Carey Inc
2.40%, 02/01/2031 21,000 20,365
3.85%, 07/15/2029 30,000 32,780
$ 1,022,501
Savings & Loans - 0 .07%
First Niagara Financial Group Inc
7.25%, 12/15/2021 6,500 6,771
Semiconductors - 0 .28%
NVIDIA Corp
2.85%, 04/01/2030 14,000 14,849
3.50%, 04/01/2040 13,000 14,228
$ 29,077
Software - 0 .60%
Oracle Corp
2.50%, 05/15/2022 35,000 35,666
2.95%, 05/15/2025 25,900 27,662
$ 63,328
Telecommunications - 2 .15%
Corning Inc
2.90%, 05/15/2022 5,000 5,116
4.75%, 03/15/2042 4,650 5,519
5.45%, 11/15/2079 43,500 55,786
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 17,969
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Qwest Corp
6.75%, 12/01/2021 $ 20,800 $ 21,424
Sprint Corp
7.88%, 09/15/2023 7,750 8,835
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(g)
4,813 4,842
5.15%, 03/20/2028
(g)
34,500 39,403
T-Mobile USA Inc
2.05%, 02/15/2028
(g)
10,000 9,926
2.55%, 02/15/2031
(g)
20,000 19,675
3.00%, 02/15/2041
(g)
39,000 36,472
$ 224,967
Transportation - 0 .78%
Ryder System Inc
2.90%, 12/01/2026 51,000 54,502
3.35%, 09/01/2025 25,000 27,159
$ 81,661
Trucking & Leasing - 1 .01%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(g)
22,000 21,780
1.70%, 06/15/2026
(g)
39,000 39,219
2.70%, 11/01/2024
(g)
28,000 29,560
3.45%, 07/01/2024
(g)
9,000 9,689
4.88%, 07/11/2022
(g)
5,500 5,777
$ 106,025
TOTAL BONDS $ 6,306,742
SENIOR FLOATING RATE INTERESTS
- 0 .55%
Principal
Amount (000's) Value (000's)
Pipelines - 0 .09%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(l)
$ 9,477 $ 9,269
3 Month USD LIBOR + 2.00%
Software - 0 .46%
Ivanti Software Inc
5.75%, 11/22/2027
(l)
48,000 47,710
1 Month USD LIBOR + 4.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 56,979
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 34 .68%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .80%
3.00%, 10/01/2042 $ 6,289 $ 6,727
3.00%, 10/01/2042 6,419 6,866
3.00%, 11/01/2042 6,511 6,965
3.00%, 06/01/2043 6,639 7,073
3.00%, 12/01/2046 11,382 12,088
3.00%, 07/01/2047 9,390 9,884
3.50%, 04/01/2042 4,194 4,583
3.50%, 04/01/2045 5,766 6,286
3.50%, 03/01/2048 13,043 14,173
4.00%, 02/01/2046 8,668 9,611
9.00%, 01/01/2025 1 1
$ 84,257
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18 .95%
2.00%, 10/01/2050 51,711 52,384
2.00%, 11/01/2050 51,933 52,640
2.00%, 12/01/2050 51,546 52,270
2.00%, 12/01/2050 52,091 52,804
2.50%, 09/01/2050 49,475 51,570
2.50%, 10/01/2050 49,867 51,924
2.50%, 10/01/2050 50,547 52,632
2.50%, 10/01/2050 48,949 50,912
2.50%, 11/01/2050 47,176 49,167
2.50%, 11/01/2050 48,214 50,353
2.50%, 11/01/2050 50,738 53,035
2.50%, 11/01/2050 51,414 53,446

Schedule of Investments
Core Fixed Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 11/01/2050 $ 49,902 $ 52,215
3.00%, 03/01/2042 4,621 4,921
3.00%, 03/01/2042 4,409 4,714
3.00%, 05/01/2042 4,946 5,268
3.00%, 06/01/2042 4,501 4,788
3.00%, 06/01/2042 4,120 4,383
3.00%, 08/01/2049 30,372 32,135
3.00%, 09/01/2049 24,339 25,489
3.00%, 10/01/2049 29,611 31,133
3.00%, 10/01/2049 26,418 27,761
3.00%, 10/01/2049 32,512 34,189
3.00%, 11/01/2049 26,063 27,515
3.00%, 11/01/2049 32,461 34,286
3.00%, 11/01/2049 31,980 33,547
3.00%, 03/01/2050 32,547 34,360
3.00%, 04/01/2050 36,030 38,143
3.00%, 09/01/2050 43,590 45,771
3.50%, 12/01/2040 3,354 3,674
3.50%, 01/01/2042 3,289 3,602
3.50%, 02/01/2043 6,592 7,221
3.50%, 03/01/2045 6,172 6,718
3.50%, 06/01/2045 8,982 9,762
3.50%, 07/01/2045 6,710 7,291
3.50%, 11/01/2045 7,495 8,107
3.50%, 06/01/2046 27,741 30,195
3.50%, 08/01/2047 18,067 19,324
3.50%, 11/01/2047 9,581 10,245
3.50%, 12/01/2047 20,022 21,405
3.50%, 09/01/2048 6,102 6,505
3.50%, 06/01/2049 14,473 15,395
3.50%, 07/01/2049 22,061 23,469
3.50%, 09/01/2049 60,851 64,714
3.50%, 09/01/2049 19,940 21,213
3.50%, 09/01/2049 23,202 24,684
3.50%, 11/01/2049 21,758 23,147
3.50%, 11/01/2049 29,530 31,676
3.50%, 12/01/2049 27,949 29,734
3.50%, 06/01/2050 53,690 57,002
4.00%, 09/01/2040 3,331 3,677
4.00%, 08/01/2043 5,085 5,612
4.00%, 08/01/2043 4,710 5,216
4.00%, 11/01/2043 6,484 7,189
4.00%, 11/01/2043 4,173 4,598
4.00%, 02/01/2044 6,057 6,715
4.00%, 07/01/2044 2,325 2,553
4.00%, 11/01/2044 4,496 4,952
4.00%, 09/01/2045 10,488 11,538
4.00%, 06/01/2046 21,663 23,846
4.00%, 08/01/2046 7,169 7,850
4.00%, 01/01/2047 5,963 6,442
4.00%, 08/01/2047 6,449 6,989
4.00%, 09/01/2048 12,289 13,207
4.00%, 10/01/2048 5,959 6,402
4.00%, 03/01/2049 60,420 64,709
4.00%, 07/01/2049 16,562 17,783
4.00%, 08/01/2049 69,217 74,431
4.00%, 09/01/2049 16,309 17,620
4.00%, 10/01/2049 30,458 33,083
4.00%, 12/01/2049 64,698 69,889
4.00%, 01/01/2050 48,420 52,009
4.50%, 12/01/2040 3,651 4,121
4.50%, 06/01/2046 25,296 28,232
4.50%, 05/01/2047 5,214 5,726
4.50%, 05/01/2047 6,144 6,754
4.50%, 02/01/2049 5,653 6,159
6.50%, 04/01/2032 3 3
$ 1,986,143
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 0 .26%
3.00%, 02/20/2046 $ 25,055 $ 26,652
U.S. Treasury - 14 .67%
0.63%, 08/15/2030 40,000 36,656
0.88%, 11/15/2030 40,000 37,406
1.13%, 02/28/2025 40,000 40,863
1.13%, 02/28/2027 40,000 40,155
1.13%, 08/15/2040 40,000 33,337
1.25%, 08/31/2024 40,000 41,094
1.38%, 08/31/2023 40,000 41,073
1.38%, 08/15/2050 40,000 32,069
1.50%, 11/30/2021 40,000 40,338
1.50%, 08/15/2026 40,000 41,180
1.50%, 02/15/2030 40,000 39,878
1.63%, 11/15/2022 40,000 40,922
1.63%, 02/15/2026 40,000 41,538
1.63%, 08/15/2029 40,000 40,484
1.75%, 05/15/2022 40,000 40,694
1.75%, 11/15/2029 40,000 40,830
1.88%, 08/31/2022 40,000 40,941
2.00%, 11/15/2026 40,000 42,178
2.13%, 05/15/2025 40,000 42,423
2.25%, 11/15/2024 40,000 42,486
2.25%, 08/15/2027 40,000 42,648
2.25%, 11/15/2027 40,000 42,606
2.25%, 08/15/2046 40,000 39,720
2.25%, 08/15/2049 40,000 39,641
2.38%, 02/29/2024 40,000 42,331
2.63%, 02/28/2023 40,000 41,800
2.63%, 02/15/2029 40,000 43,580
2.75%, 11/15/2023 40,000 42,527
2.75%, 02/15/2028 40,000 43,889
2.75%, 08/15/2047 35,000 38,232
2.88%, 08/15/2028 40,000 44,273
2.88%, 05/15/2049 20,000 22,462
3.00%, 09/30/2025 40,000 43,995
3.00%, 11/15/2045 35,000 39,910
3.13%, 05/15/2021 40,000 40,041
3.13%, 11/15/2028 40,000 45,019
3.63%, 02/15/2044 35,000 43,883
3.75%, 11/15/2043 35,000 44,630
$ 1,537,732
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 3,634,784
Total Investments $ 10,565,885
Other Assets and Liabilities -  (0.81)% (84,451)
TOTAL NET ASSETS - 100.00% $ 10,481,434
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,923 or 0.10% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $808,721 or 7.72% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Core Fixed Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,621 or 0.10% of net assets.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security purchased on a when-issued basis.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .68%
Mortgage Securities 20 .01%
Government 14 .67%
Utilities 9 .39%
Consumer, Non-cyclical 6 .14%
Money Market Funds 5 .09%
Communications 4 .77%
Energy 4 .38%
Industrial 3 .13%
Asset Backed Securities 2 .90%
Consumer, Cyclical 2 .45%
Technology 2 .33%
Basic Materials 0 .87%
Other Assets and Liabilities
( 0 .81 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 646,517 $ 2,259,712 $ 2,375,326 $ 530,903
$ 646,517 $ 2,259,712 $ 2,375,326 $ 530,903
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 22,054 0.21%
Total $ 22,054 0.21%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 15.31% Shares Held Value (000's)
Exchange-Traded Funds - 6.11%
iShares iBoxx High Yield Corporate Bond ETF
(a)
160,000 $ 13,990
SPDR Bloomberg Barclays High Yield Bond
ETF
(a)
261,400 28,548
$ 42,538
Money Market Funds - 9.20%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
10,439,334 10,440
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
53,671,376 53,671
$ 64,111
TOTAL INVESTMENT COMPANIES $ 106,649
COMMON STOCKS - 0.11% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Avation PLC - Warrants
(e)
3,500 $ —
Oil & Gas - 0.10%
EP Energy Corp
(e)
8,800 726
Mesquite Energy Inc
(e),(f)
407 2
$ 728
Retail - 0.01%
Claire's Holdings LLC
(e)
232 45
TOTAL COMMON STOCKS $ 773
PREFERRED STOCKS - 0.54% Shares Held Value (000's)
Sovereign - 0.54%
CoBank ACB 6.20%, 01/01/2025
(g)
35,000 $ 3,762
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,762
BONDS - 64.93%
Principal
Amount (000's) Value (000's)
Advertising - 0.41%
Omnicom Group Inc
2.60%, 08/01/2031
(h)
$ 2,860 $ 2,853
Aerospace & Defense - 1.79%
Boeing Co/The
1.95%, 02/01/2024 3,840 3,947
2.20%, 02/04/2026 1,780 1,783
2.80%, 03/01/2024 845 889
4.88%, 05/01/2025 845 948
Raytheon Technologies Corp
3.50%, 03/15/2027 505 557
4.45%, 11/16/2038 715 842
4.50%, 06/01/2042 710 851
5.40%, 05/01/2035 215 275
Signature Aviation US Holdings Inc
5.38%, 05/01/2026
( i )
135 138
SSL Robotics LLC
9.75%, 12/31/2023
( i )
367 409
TransDigm Inc
4.88%, 05/01/2029
( i )
210 207
6.25%, 03/15/2026
( i )
125 132
7.50%, 03/15/2027 530 568
8.00%, 12/15/2025
( i )
210 228
Triumph Group Inc
8.88%, 06/01/2024
( i )
640 712
$ 12,486
Agriculture - 0.97%
BAT Capital Corp
3.22%, 08/15/2024 505 538
3.56%, 08/15/2027 4,970 5,295
JBS Investments II GmbH
7.00%, 01/15/2026
( i )
200 213
Reynolds American Inc
5.70%, 08/15/2035 635 743
$ 6,789
Airlines - 0.74%
American Airlines Inc / AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
( i )
80 86
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
( i )
$ 3,208 $ 3,441
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
( i )
700 739
Southwest Airlines Co
4.75%, 05/04/2023 200 216
5.25%, 05/04/2025 605 693
$ 5,175
Automobile Asset Backed Securities - 3.62%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 653 653
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 995 995
CarMax Auto Owner Trust 2020-3
0.36%, 06/15/2023 555 555
1.00 x 1 Month USD LIBOR + 0.25%
CarMax Auto Owner Trust 2020-4
0.31%, 01/16/2024 2,420 2,421
Drive Auto Receivables Trust 2020-2
0.64%, 07/17/2023 274 275
1.00 x 1 Month USD LIBOR + 0.53%
Drive Auto Receivables Trust 2021-1
0.36%, 12/15/2023 2,250 2,251
Ford Credit Auto Lease Trust 2020-B
0.37%, 12/15/2022 1,145 1,145
1.00 x 1 Month USD LIBOR + 0.26%
0.50%, 12/15/2022 614 614
GM Financial Automobile Leasing Trust 2020-3
0.35%, 11/21/2022 1,074 1,074
GM Financial Consumer Automobile Receivables
Trust 2020-3
0.35%, 07/17/2023 1,222 1,223
Hyundai Auto Receivables Trust 2020-B
0.38%, 03/15/2023 1,129 1,130
Mercedes-Benz Auto Lease Trust 2020-B
0.31%, 02/15/2023 1,453 1,454
Nissan Auto Lease Trust 2020-B
0.34%, 12/15/2022 1,903 1,904
Santander Drive Auto Receivables Trust 2020-2
0.46%, 05/15/2023 432 433
1.00 x 1 Month USD LIBOR + 0.35%
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 1,360 1,360
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 609 610
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 1,850 1,850
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
( i )
539 540
Tesla Auto Lease Trust 2019-A
2.13%, 04/20/2022
( i )
796 800
World Omni Auto Receivables Trust 2020-C
0.35%, 12/15/2023 1,731 1,732
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 2,209 2,212
$ 25,231
Automobile Manufacturers - 1.73%
BMW US Capital LLC
3.80%, 04/06/2023
( i )
695 739
3.90%, 04/09/2025
( i )
1,250 1,384
Ford Motor Co
8.50%, 04/21/2023 255 286
9.00%, 04/22/2025 570 696
9.63%, 04/22/2030 45 63

Schedule of Investments
Core Plus Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC
3.35%, 11/01/2022 $ 570 $ 583
4.14%, 02/15/2023 450 466
4.25%, 09/20/2022 1,330 1,374
4.54%, 08/01/2026 375 403
5.13%, 06/16/2025 215 235
General Motors Co
4.88%, 10/02/2023 1,715 1,878
6.25%, 10/02/2043 525 690
General Motors Financial Co Inc
1.25%, 01/08/2026 1,100 1,086
1.70%, 08/18/2023 360 367
3.45%, 01/14/2022 730 743
3.95%, 04/13/2024 670 725
Navistar International Corp
6.63%, 11/01/2025
( i )
243 252
9.50%, 05/01/2025
( i )
100 108
$ 12,078
Automobile Parts & Equipment - 0.10%
Tenneco Inc
5.13%, 04/15/2029
( i )
25 25
7.88%, 01/15/2029
( i )
625 704
$ 729
Banks - 11.21%
Banco Santander SA
2.75%, 05/28/2025 3,800 4,008
Bank of America Corp
2.68%, 06/19/2041
(j)
1,635 1,536
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(j)
2,361 2,389
Secured Overnight Financing Rate + 1.32%
2.88%, 10/22/2030
(j)
425 441
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(j)
440 467
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(j)
260 279
3 Month USD LIBOR + 0.97%
4.20%, 08/26/2024 4,085 4,503
4.25%, 10/22/2026 915 1,034
4.30%, 01/28/2025
(g),(j)
400 412
3 Month USD LIBOR + 2.66%
Barclays PLC
1.01%, 12/10/2024
(j)
750 751
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
2.85%, 05/07/2026
(j)
1,100 1,158
Secured Overnight Financing Rate + 2.71%
5.20%, 05/12/2026 500 567
7.75%, 09/15/2023
(g),(j),(k)
835 919
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
( i ),(j)
2,200 2,267
Secured Overnight Financing Rate + 2.07%
CIT Group Inc
5.00%, 08/15/2022 255 269
5.80%, 06/15/2022
(g),(j)
885 916
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.11%, 04/08/2026
(j)
1,125 1,207
Secured Overnight Financing Rate + 2.84%
3.52%, 10/27/2028
(j)
2,660 2,893
3 Month USD LIBOR + 1.15%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,585 2,758
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse Group AG
2.19%, 06/05/2026
( i ),(j)
$ 1,500 $ 1,533
Secured Overnight Financing Rate + 2.04%
4.19%, 04/01/2031
( i ),(j)
250 276
Secured Overnight Financing Rate + 3.73%
4.88%, 05/15/2045 375 450
5.25%, 02/11/2027
(g),( i ),(j),(k)
1,885 1,958
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Danske Bank A/S
3.00%, 09/20/2022
( i ),(j)
2,250 2,268
3 Month USD LIBOR + 1.25%
Deutsche Bank AG
6.00%, 10/30/2025
(g),(j),(k)
695 725
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(j)
1,700 1,744
Secured Overnight Financing Rate + 2.16%
Goldman Sachs Group Inc /The
3.63%, 02/20/2024 405 437
3.85%, 01/26/2027 2,403 2,660
6.75%, 10/01/2037 465 659
HSBC Holdings PLC
1.65%, 04/18/2026
(j)
1,130 1,139
Secured Overnight Financing Rate + 1.54%
2.63%, 11/07/2025
(j)
500 524
Secured Overnight Financing Rate + 1.40%
4.25%, 03/14/2024 840 917
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/2031
( i ),(j),(k)
750 728
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
JPMorgan Chase & Co
2.08%, 04/22/2026
(j)
1,435 1,484
Secured Overnight Financing Rate + 1.85%
3.33%, 04/22/2052
(j)
1,575 1,575
Secured Overnight Financing Rate + 1.58%
3.96%, 11/15/2048
(j)
105 117
3 Month USD LIBOR + 1.38%
4.95%, 06/01/2045 835 1,051
5.50%, 10/15/2040 345 455
Lloyds Banking Group PLC
3.87%, 07/09/2025
(j)
1,900 2,066
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.86%, 10/21/2025
(j)
1,500 1,498
Secured Overnight Financing Rate + 0.75%
0.99%, 12/10/2026
(j)
5,000 4,907
Secured Overnight Financing Rate + 0.72%
2.19%, 04/28/2026
(j)
335 348
Secured Overnight Financing Rate + 1.99%
3.62%, 04/01/2031
(j)
380 416
Secured Overnight Financing Rate + 3.12%
4.35%, 09/08/2026 2,000 2,263
5.00%, 11/24/2025 995 1,146
6.38%, 07/24/2042 130 193
Natwest Group PLC
6.00%, 12/29/2025
(g),(j),(k)
1,020 1,128
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
NatWest Markets PLC
2.38%, 05/21/2023
( i )
475 493
Popular Inc
6.13%, 09/14/2023 145 156

Schedule of Investments
Core Plus Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(j)
$ 1,175 $ 1,178
Secured Overnight Financing Rate + 0.79%
1.53%, 08/21/2026
(j)
1,510 1,508
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
2.90%, 03/15/2032
(j)
1,400 1,411
Secured Overnight Financing Rate + 1.48%
Standard Chartered PLC
2.82%, 01/30/2026
( i ),(j)
1,020 1,067
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(g),( i ),(j),(k)
510 557
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
Synchrony Bank
3.00%, 06/15/2022 1,415 1,453
UBS Group AG
1.01%, 07/30/2024
( i ),(j)
710 715
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
1.36%, 01/30/2027
( i ),(j)
460 456
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
Wells Fargo & Co
2.39%, 06/02/2028
(j)
1,500 1,544
Secured Overnight Financing Rate + 2.10%
3.75%, 01/24/2024 860 931
4.40%, 06/14/2046 465 528
Westpac Banking Corp
4.11%, 07/24/2034
(j)
125 135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 2,469
$ 78,040
Beverages - 1.20%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 850 941
4.90%, 02/01/2046 1,320 1,577
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,260 1,434
Central American Bottling Corp
5.75%, 01/31/2027
( i )
210 221
Coca-Cola Co/The
3.00%, 03/05/2051 1,100 1,075
Constellation Brands Inc
3.70%, 12/06/2026 2,140 2,369
4.40%, 11/15/2025 660 747
Corp Lindley SA
6.75%, 11/23/2021
( i )
7 7
6.75%, 11/23/2021 7 7
$ 8,378
Building Materials - 0.66%
Carrier Global Corp
2.24%, 02/15/2025 390 407
Cemex SAB de CV
3.88%, 07/11/2031
( i )
400 396
5.20%, 09/17/2030
( i )
450 490
Masco Corp
1.50%, 02/15/2028 1,600 1,547
Patrick Industries Inc
4.75%, 05/01/2029
( i )
455 456
SRM Escrow Issuer LLC
6.00%, 11/01/2028
( i )
865 917
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
( i )
$ 390 $ 410
$ 4,623
Chemicals - 0.74%
Alpek SAB de CV
3.25%, 02/25/2031
( i )
400 394
Braskem Netherlands Finance BV
4.50%, 01/31/2030
( i )
250 254
CF Industries Inc
4.95%, 06/01/2043 310 361
5.15%, 03/15/2034 402 470
Consolidated Energy Finance SA
3.93%, 06/15/2022
( i )
250 249
3 Month USD LIBOR + 3.75%
DuPont de Nemours Inc
5.32%, 11/15/2038 525 665
5.42%, 11/15/2048 100 132
EI du Pont de Nemours and Co
1.70%, 07/15/2025 280 288
Element Solutions Inc
3.88%, 09/01/2028
( i )
902 900
Equate Petrochemical BV
2.63%, 04/28/2028
( i )
250 251
LYB International Finance III LLC
2.88%, 05/01/2025 575 612
MEGlobal Canada ULC
5.88%, 05/18/2030 350 428
NOVA Chemicals Corp
5.25%, 08/01/2023
( i )
130 131
$ 5,135
Commercial Mortgage Backed Securities - 1 .80%
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 513
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,611
COMM 2013-CCRE6 Mortgage Trust
4.23%, 03/10/2046
( i ),(l)
500 465
GS Mortgage Securities Trust 2012-GCJ7
2.22%, 05/10/2045
(l),(m)
7,809 51
GS Mortgage Securities Trust 2013-GC16
5.49%, 11/10/2046
(l)
800 814
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 3,524
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.61%, 08/15/2046
( i ),(l)
800 801
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.63%, 12/15/2047
(l),(m)
9,825 182
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.96%, 02/15/2047
(l)
2,700 2,619
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.89%, 04/15/2047
(l),(m)
23,278 339
JPMBB Commercial Mortgage Securities Trust
2014-C24
1.06%, 11/15/2047
(l),(m)
7,492 155
4.05%, 11/15/2047
( i ),(l)
725 401
LB-UBS Commercial Mortgage Trust 2005-C3
0.78%, 07/15/2040
( i ),(l),(m)
1,022 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.36%, 08/15/2046
(l),(m)
18,095 88

Schedule of Investments
Core Plus Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.14%, 06/15/2047
(l),(m)
$ 19,014 $ 438
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.18%, 10/15/2030
( i ),(l),(m)
21,408 218
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.75%, 12/10/2045
( i ),(l),(m)
18,570 303
$ 12,522
Commercial Services - 0.23%
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
( i )
350 338
6.25%, 01/15/2028
( i )
325 340
United Rentals North America Inc
3.88%, 02/15/2031 400 403
4.88%, 01/15/2028 414 438
5.88%, 09/15/2026 95 99
$ 1,618
Computers - 0.17%
Dell International LLC / EMC Corp
5.45%, 06/15/2023
( i )
570 622
NCR Corp
5.13%, 04/15/2029
( i )
550 566
$ 1,188
Consumer Products - 0.43%
Kimberly-Clark Corp
1.05%, 09/15/2027 2,900 2,835
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
( i )
175 176
$ 3,011
Cosmetics & Personal Care - 0.03%
Natura Cosmeticos SA
4.13%, 05/03/2028
(h),( i )
200 203
Credit Card Asset Backed Securities - 0.72%
Barclays Dryrock Issuance Trust
0.44%, 07/15/2024 3,250 3,254
1.00 x 1 Month USD LIBOR + 0.33%
Chase Issuance Trust
0.66%, 06/15/2023 1,750 1,751
1.00 x 1 Month USD LIBOR + 0.55%
$ 5,005
Diversified Financial Services - 2.19%
AerCap Holdings NV
5.88%, 10/10/2079
(j)
505 527
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 2,825 2,968
4.50%, 09/15/2023 1,670 1,799
Air Lease Corp
2.88%, 01/15/2026 1,495 1,557
3.38%, 07/01/2025 890 953
Ally Financial Inc
4.63%, 03/30/2025 650 727
4.70%, 05/15/2026
(g),(j)
640 649
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
5.80%, 05/01/2025 1,075 1,255
Avation Capital SA
8.25%, PIK 9.00%; 10/31/2026
( i ),(l),(n)
200 162
Brookfield Finance Inc
4.00%, 04/01/2024 1,138 1,234
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Credit Acceptance Corp
5.13%, 12/31/2024
( i )
$ 155 $ 160
6.63%, 03/15/2026 865 914
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
( i ),(l),(n)
657 657
ILFC E-Capital Trust II
4.25%, 12/21/2065
( i ),(l)
155 132
Navient Corp
5.00%, 03/15/2027 10 10
6.75%, 06/15/2026 250 270
OneMain Finance Corp
5.63%, 03/15/2023 190 203
6.63%, 01/15/2028 490 557
6.88%, 03/15/2025 400 454
8.88%, 06/01/2025 55 61
$ 15,249
Electric - 2.03%
Avangrid Inc
3.20%, 04/15/2025 1,115 1,202
Centrais Eletricas Brasileiras SA
3.63%, 02/04/2025
( i )
200 203
CMS Energy Corp
3.00%, 05/15/2026 275 293
4.70%, 03/31/2043 110 126
Commonwealth Edison Co
4.00%, 03/01/2049 405 463
Dominion Energy Inc
4.25%, 06/01/2028 475 540
DTE Electric Co
3.95%, 03/01/2049 100 116
DTE Energy Co
1.05%, 06/01/2025 150 149
3.40%, 06/15/2029 700 747
6.38%, 04/15/2033 81 108
Elwood Energy LLC
8.16%, 07/05/2026 75 80
Enel Chile SA
4.88%, 06/12/2028 630 726
Engie Energia Chile SA
3.40%, 01/28/2030
( i )
250 257
Entergy Corp
1.90%, 06/15/2028 1,204 1,185
Georgia Power Co
3.25%, 03/15/2051 1,609 1,565
Louisville Gas and Electric Co
4.25%, 04/01/2049 180 210
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
( i )
65 69
NRG Energy Inc
7.25%, 05/15/2026 180 186
Oryx Funding Ltd
5.80%, 02/03/2031
( i )
350 370
Pacific Gas and Electric Co
1.75%, 06/16/2022 1,760 1,762
4.20%, 06/01/2041 535 530
Public Service Co of Colorado
1.88%, 06/15/2031 1,690 1,640
Southern California Edison Co
4.20%, 03/01/2029 460 517
4.88%, 03/01/2049 500 592
State Grid Overseas Investment 2016 Ltd
3.50%, 05/04/2027 250 275
Tucson Electric Power Co
4.85%, 12/01/2048 100 124
Virginia Electric and Power Co
4.60%, 12/01/2048 95 119
$ 14,154

Schedule of Investments
Core Plus Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment - 0.21%
Energizer Holdings Inc
4.38%, 03/31/2029
( i )
$ 185 $ 184
4.75%, 06/15/2028
( i )
285 291
WESCO Distribution Inc
7.13%, 06/15/2025
( i )
270 291
7.25%, 06/15/2028
( i )
625 694
$ 1,460
Electronics - 0.14%
Imola Merger Corp
4.75%, 05/15/2029
( i )
255 265
Sensata Technologies BV
4.00%, 04/15/2029
( i )
655 659
Sensata Technologies Inc
3.75%, 02/15/2031
( i )
52 52
$ 976
Energy - Alternate Sources - 0.04%
EnfraGen Energia Sur SA / EnfraGen Spain SA /
Prime Energia SpA
5.38%, 12/30/2030
( i )
275 273
Engineering & Construction - 0.21%
ATP Tower Holdings LLC / Andean Tower
Partners Colombia SAS / Andean Telecom Par
4.05%, 04/27/2026
( i )
350 344
MasTec Inc
4.50%, 08/15/2028
( i )
660 688
TopBuild Corp
3.63%, 03/15/2029
( i )
420 416
$ 1,448
Entertainment - 0.34%
Boyne USA Inc
4.75%, 05/15/2029
( i )
470 483
Caesars Entertainment Inc
6.25%, 07/01/2025
( i )
993 1,056
Scientific Games International Inc
5.00%, 10/15/2025
( i )
680 702
8.63%, 07/01/2025
( i )
125 136
$ 2,377
Food - 1.20%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 02/15/2023
( i )
120 123
4.63%, 01/15/2027
( i )
525 546
5.75%, 03/15/2025
(a)
7 7
5.88%, 02/15/2028
( i )
355 378
Cencosud SA
4.38%, 07/17/2027
( i )
475 526
Conagra Brands Inc
1.38%, 11/01/2027 2,865 2,789
Fresh Market Inc /The
9.75%, 05/01/2023
( i )
315 323
Ingles Markets Inc
5.75%, 06/15/2023 81 82
Kraft Heinz Foods Co
3.75%, 04/01/2030 85 91
4.25%, 03/01/2031 495 546
4.38%, 06/01/2046 376 403
Minerva Luxembourg SA
4.38%, 03/18/2031
( i )
900 877
Pilgrim's Pride Corp
4.25%, 04/15/2031
( i )
740 748
Post Holdings Inc
4.50%, 09/15/2031
( i )
705 700
4.63%, 04/15/2030
( i )
215 217
$ 8,356
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.17%
Inversiones CMPC SA
3.85%, 01/13/2030
( i )
$ 500 $ 532
Mercer International Inc
5.13%, 02/01/2029
( i )
440 455
Suzano Austria GmbH
3.75%, 01/15/2031 195 200
$ 1,187
Gas - 0.13%
NiSource Inc
0.95%, 08/15/2025 885 875
Healthcare - Products - 0.25%
Boston Scientific Corp
3.45%, 03/01/2024 785 842
4.55%, 03/01/2039 605 719
4.70%, 03/01/2049 145 179
$ 1,740
Healthcare - Services - 0.66%
Centene Corp
3.00%, 10/15/2030 535 531
4.25%, 12/15/2027 680 713
5.38%, 06/01/2026
( i )
420 438
CHS/Community Health Systems Inc
5.63%, 03/15/2027
( i )
40 42
8.00%, 03/15/2026
( i )
255 275
8.00%, 12/15/2027
( i )
500 550
HCA Inc
3.50%, 09/01/2030 765 786
5.88%, 05/01/2023 330 360
Legacy LifePoint Health LLC
6.75%, 04/15/2025
( i )
610 648
Tenet Healthcare Corp
4.63%, 09/01/2024
( i )
110 113
7.50%, 04/01/2025
( i )
115 124
$ 4,580
Home Builders - 0.54%
Empire Communities Corp
7.00%, 12/15/2025
( i )
535 572
Forestar Group Inc
3.85%, 05/15/2026
( i )
115 116
5.00%, 03/01/2028
( i )
755 783
8.00%, 04/15/2024
( i )
560 583
KB Home
7.63%, 05/15/2023 110 120
Lennar Corp
4.75%, 05/30/2025 300 337
4.88%, 12/15/2023 125 137
LGI Homes Inc
6.88%, 07/15/2026
( i )
495 515
Picasso Finance Sub Inc
6.13%, 06/15/2025
( i )
198 211
Williams Scotsman International Inc
4.63%, 08/15/2028
( i )
360 367
$ 3,741
Home Equity Asset Backed Securities - 0.10%
First NLC Trust 2005-1
0.54%, 05/25/2035 214 204
1.00 x 1 Month USD LIBOR + 0.50%
Saxon Asset Securities Trust 2004-1
1.80%, 03/25/2035 258 180
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.87%, 02/25/2035 292 288
1.00 x 1 Month USD LIBOR + 0.77%
$ 672

Schedule of Investments
Core Plus Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings - 0.04%
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
( i )
$ 275 $ 286
Insurance - 1.71%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
( i )
310 303
7.00%, 11/15/2025
( i )
225 231
AIA Group Ltd
3.20%, 09/16/2040
( i )
3,550 3,533
American International Group Inc
3.90%, 04/01/2026 85 94
4.50%, 07/16/2044 288 331
Arch Capital Group Ltd
3.64%, 06/30/2050 1,035 1,061
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 2,695 2,563
Markel Corp
3.35%, 09/17/2029 65 70
4.30%, 11/01/2047 350 402
Pricoa Global Funding I
3.45%, 09/01/2023
( i )
1,275 1,361
XLIT Ltd
4.45%, 03/31/2025 1,780 1,991
$ 11,940
Internet - 1.09%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 193
2.70%, 02/09/2041 1,375 1,280
3.60%, 11/28/2024 250 271
Alphabet Inc
1.90%, 08/15/2040 1,010 891
B2W Digital Lux Sarl
4.38%, 12/20/2030
( i )
500 493
Baidu Inc
3.08%, 04/07/2025 300 316
4.38%, 05/14/2024 375 410
Expedia Group Inc
3.60%, 12/15/2023
( i )
495 527
Meituan
2.13%, 10/28/2025
(a),( i )
450 443
Netflix Inc
4.38%, 11/15/2026 1,230 1,388
4.88%, 06/15/2030
( i )
305 354
Prosus NV
3.68%, 01/21/2030
( i )
325 340
Tencent Holdings Ltd
3.80%, 02/11/2025
( i )
250 271
3.98%, 04/11/2029
( i )
350 382
$ 7,559
Investment Companies - 0.10%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
( i )
530 559
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 105 110
$ 669
Iron & Steel - 0.93%
Cleveland-Cliffs Inc
6.75%, 03/15/2026
( i )
770 835
CSN Inova Ventures
6.75%, 01/28/2028
( i )
485 527
Evraz PLC
5.25%, 04/02/2024
( i )
350 378
Nucor Corp
2.00%, 06/01/2025 220 228
Steel Dynamics Inc
2.40%, 06/15/2025 350 366
2.80%, 12/15/2024 2,050 2,169
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Vale Overseas Ltd
3.75%, 07/08/2030 $ 1,845 $ 1,941
$ 6,444
Leisure Products & Services - 0.24%
Life Time Inc
5.75%, 01/15/2026
( i )
865 893
NCL Corp Ltd
3.63%, 12/15/2024
( i )
85 82
10.25%, 02/01/2026
( i )
65 76
12.25%, 05/15/2024
( i )
505 616
$ 1,667
Lodging - 0.47%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
( i )
25 26
5.75%, 05/01/2028
( i )
648 697
Marriott International Inc /MD
2.85%, 04/15/2031 1,615 1,605
3.60%, 04/15/2024 695 741
MGM Resorts International
6.00%, 03/15/2023 215 230
$ 3,299
Machinery - Diversified - 0.13%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
( i )
475 495
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 379
$ 874
Media - 3.03%
AMC Networks Inc
4.75%, 08/01/2025 771 794
Cable Onda SA
4.50%, 01/30/2030
( i )
200 212
4.50%, 01/30/2030 250 265
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
( i )
1,314 1,337
5.38%, 06/01/2029
( i )
120 130
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 1,170 1,125
3.70%, 04/01/2051 415 390
3.75%, 02/15/2028 1,490 1,613
4.46%, 07/23/2022 1,445 1,503
4.80%, 03/01/2050 440 485
4.91%, 07/23/2025 485 552
6.48%, 10/23/2045 200 265
Comcast Corp
1.95%, 01/15/2031 300 290
4.60%, 10/15/2038 1,240 1,508
4.60%, 08/15/2045 630 772
CSC Holdings LLC
6.50%, 02/01/2029
( i )
540 597
DISH DBS Corp
5.88%, 11/15/2024 190 206
6.75%, 06/01/2021 85 85
7.38%, 07/01/2028 540 583
7.75%, 07/01/2026 120 138
Fox Corp
5.48%, 01/25/2039 1,200 1,505
5.58%, 01/25/2049 285 366
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
( i )
740 759
Time Warner Cable LLC
5.50%, 09/01/2041 735 880
5.88%, 11/15/2040 780 976
UPC Holding BV
5.50%, 01/15/2028
( i )
790 821

Schedule of Investments
Core Plus Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
ViacomCBS Inc
2.90%, 01/15/2027 $ 810 $ 854
4.75%, 05/15/2025 490 555
Walt Disney Co/The
2.65%, 01/13/2031 65 67
3.50%, 05/13/2040 660 705
Ziggo Bond Co BV
6.00%, 01/15/2027
( i )
700 731
$ 21,069
Mining - 0.70%
Antofagasta PLC
2.38%, 10/14/2030
( i )
225 220
Corp Nacional del Cobre de Chile
3.75%, 01/15/2031
( i )
450 485
First Quantum Minerals Ltd
7.25%, 04/01/2023
( i )
200 204
FMG Resources August 2006 Pty Ltd
5.13%, 05/15/2024
( i )
145 158
Freeport-McMoRan Inc
4.25%, 03/01/2030 175 188
4.63%, 08/01/2030 110 121
Glencore Funding LLC
3.00%, 10/27/2022
( i )
800 825
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
( i )
300 353
Hudbay Minerals Inc
4.50%, 04/01/2026
( i )
215 218
6.13%, 04/01/2029
( i )
135 144
IAMGOLD Corp
5.75%, 10/15/2028
( i )
705 733
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028
( i )
300 362
Novelis Corp
4.75%, 01/30/2030
( i )
648 674
5.88%, 09/30/2026
( i )
175 183
$ 4,868
Miscellaneous Manufacturers - 0.17%
General Electric Co
5.88%, 01/14/2038 925 1,211
Mortgage Backed Securities - 2.64%
Fannie Mae REMIC Trust 2005-W2
0.31%, 05/25/2035 86 86
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 57 59
3.00%, 04/25/2027
(m)
1,402 84
3.00%, 09/25/2050
(m)
3,079 500
3.50%, 09/25/2027
(m)
2,259 167
3.50%, 11/25/2027
(m)
618 42
3.50%, 05/25/2028
(m)
657 36
3.50%, 03/25/2031
(m)
1,058 30
4.00%, 04/25/2043
(m)
410 44
6.39%, 12/25/2021
(m)
4 —
(1.00) x 1 Month USD LIBOR + 6.50%
6.39%, 03/25/2022
(m)
13 —
(1.00) x 1 Month USD LIBOR + 6.50%
Freddie Mac REMICS
0.56%, 05/15/2049 4,651 4,670
1.00 x 1 Month USD LIBOR + 0.45%
2.00%, 02/15/2036 264 273
3.00%, 05/15/2027
(m)
1,299 70
3.00%, 10/15/2027
(m)
408 25
3.00%, 02/15/2029
(m)
2,177 115
3.50%, 02/15/2028
(m)
1,396 92
3.50%, 01/15/2040
(m)
1,556 79
3.50%, 03/15/2041
(m)
2,041 137
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS   (continued)
6.54%, 05/15/2026
(m)
$ 873 $ 69
(1.00) x 1 Month USD LIBOR + 6.65%
6.64%, 09/15/2034
(m)
62 1
(1.00) x 1 Month USD LIBOR + 6.75%
Ginnie Mae
1.75%, 10/16/2037 3 3
2.00%, 12/20/2050
(m)
2,963 348
2.50%, 10/20/2050
(m)
1,722 219
2.50%, 12/20/2050
(m)
3,473 480
3.00%, 07/20/2050
(m)
1,062 129
3.00%, 10/20/2050
(m)
3,122 457
3.00%, 11/20/2050
(m)
2,458 304
3.00%, 11/20/2050
(m)
4,009 544
3.00%, 11/20/2050
(m)
3,792 487
3.50%, 02/20/2040
(m)
1,422 59
3.50%, 01/20/2043
(m)
3,141 591
3.50%, 10/20/2049
(m)
1,576 210
4.00%, 03/16/2039
(m)
1,286 75
4.00%, 09/20/2040
(m)
1,533 136
4.50%, 05/16/2043
(m)
1,360 222
5.93%, 11/20/2040
(m)
1,975 429
(1.00) x 1 Month USD LIBOR + 6.05%
5.93%, 05/20/2046
(m)
484 107
(1.00) x 1 Month USD LIBOR + 6.05%
6.03%, 08/20/2044
(m)
1,801 435
(1.00) x 1 Month USD LIBOR + 6.15%
6.03%, 03/20/2047
(m)
2,554 532
(1.00) x 1 Month USD LIBOR + 6.15%
6.08%, 08/20/2047
(m)
973 195
(1.00) x 1 Month USD LIBOR + 6.20%
6.08%, 08/20/2047
(m)
2,480 579
(1.00) x 1 Month USD LIBOR + 6.20%
6.08%, 08/20/2047
(m)
5,179 1,458
(1.00) x 1 Month USD LIBOR + 6.20%
6.13%, 10/20/2047
(m)
2,198 451
(1.00) x 1 Month USD LIBOR + 6.25%
6.97%, 04/20/2041
(m)
920 195
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.73%, 06/25/2046
( i ),(l)
3,093 3,106
Merrill Lynch Mortgage Investors Trust Series
2005-A8
0.81%, 08/25/2036 33 33
1.00 x 1 Month USD LIBOR + 0.70%
$ 18,363
Office & Business Equipment - 0.02%
Xerox Corp
4.38%, 03/15/2023 120 126
Oil & Gas - 2.57%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
( i )
1,195 1,270
Antero Resources Corp
5.00%, 03/01/2025
(a)
160 162
7.63%, 02/01/2029
( i )
665 721
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
( i )
835 846
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(e),(f)
1,385 —
Continental Resources Inc /OK
3.80%, 06/01/2024 1,278 1,339
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
( i )
285 292
5.63%, 10/15/2025
( i )
225 233

Schedule of Investments
Core Plus Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ecopetrol SA
6.88%, 04/29/2030 $ 355 $ 430
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
( i )
155 161
Leviathan Bond Ltd
5.75%, 06/30/2023
( i )
375 393
Marathon Oil Corp
4.40%, 07/15/2027 370 413
6.60%, 10/01/2037 555 703
MEG Energy Corp
5.88%, 02/01/2029
( i )
130 133
6.50%, 01/15/2025
( i )
435 449
7.13%, 02/01/2027
( i )
135 144
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(e)
115 —
Occidental Petroleum Corp
2.90%, 08/15/2024 395 394
3.40%, 04/15/2026 530 524
4.40%, 04/15/2046 325 286
5.55%, 03/15/2026 240 258
5.88%, 09/01/2025 1,010 1,103
6.13%, 01/01/2031 115 128
6.63%, 09/01/2030 115 131
Petrobras Global Finance BV
5.60%, 01/03/2031 920 993
Petroleos Mexicanos
4.50%, 01/23/2026 100 101
5.35%, 02/12/2028 800 786
6.50%, 01/23/2029 860 875
6.95%, 01/28/2060 615 544
Petronas Capital Ltd
3.50%, 04/21/2030
( i )
200 216
Saudi Arabian Oil Co
1.63%, 11/24/2025
( i )
225 228
3.25%, 11/24/2050
( i )
500 459
Shelf Drilling Holdings Ltd
8.88%, 11/15/2024
( i )
80 82
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
( i )
500 511
Southwestern Energy Co
7.75%, 10/01/2027 455 489
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
( i )
275 297
Valero Energy Corp
2.85%, 04/15/2025 1,200 1,267
WPX Energy Inc
4.50%, 01/15/2030 332 358
5.25%, 09/15/2024 130 144
$ 17,863
Other Asset Backed Securities - 1.11%
Chase Funding Trust Series 2003-5
0.71%, 07/25/2033 612 590
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
0.57%, 12/25/2033 20 19
1.00 x 1 Month USD LIBOR + 0.46%
Dell Equipment Finance Trust 2020-2
0.47%, 10/24/2022
( i )
1,870 1,873
Dell Equipment Finance Trust 2021-1
0.33%, 05/22/2026
( i )
2,325 2,326
John Deere Owner Trust 2020-B
0.41%, 03/15/2023 650 650
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 743 749
Volvo Financial Equipment LLC
0.37%, 04/17/2023
( i )
1,500 1,501
$ 7,708
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0.39%
Amcor Flexibles North America Inc
2.63%, 06/19/2030 $ 430 $ 434
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
( i )
390 401
5.25%, 08/15/2027
( i )
285 292
CANPACK SA / Eastern PA Land Investment
Holding LLC
3.13%, 11/01/2025
( i )
200 203
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 905 1,100
Sealed Air Corp
4.88%, 12/01/2022
( i )
190 199
5.50%, 09/15/2025
( i )
105 116
$ 2,745
Pharmaceuticals - 2.44%
AbbVie Inc
2.60%, 11/21/2024 2,380 2,520
3.75%, 11/14/2023 2,500 2,699
Bausch Health Americas Inc
8.50%, 01/31/2027
( i )
300 334
Bausch Health Cos Inc
5.00%, 01/30/2028
( i )
80 81
5.50%, 11/01/2025
( i )
100 103
Becton Dickinson and Co
3.36%, 06/06/2024 690 743
3.70%, 06/06/2027 504 560
Bristol-Myers Squibb Co
4.13%, 06/15/2039 800 935
Cigna Corp
3.40%, 03/15/2051 940 933
3.75%, 07/15/2023 86 92
4.13%, 11/15/2025 225 253
4.38%, 10/15/2028 340 389
4.80%, 08/15/2038 395 477
4.90%, 12/15/2048 165 204
CVS Health Corp
3.63%, 04/01/2027 350 387
4.30%, 03/25/2028 251 286
4.88%, 07/20/2035 570 680
5.05%, 03/25/2048 2,275 2,798
Jazz Securities DAC
4.38%, 01/15/2029
( i )
285 291
Viatris Inc
1.65%, 06/22/2025
( i )
175 177
2.30%, 06/22/2027
( i )
260 263
Zoetis Inc
3.25%, 02/01/2023 545 568
4.45%, 08/20/2048 1,035 1,243
$ 17,016
Pipelines - 2.50%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(a),( i )
300 332
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 455 462
5.75%, 03/01/2027
( i )
425 430
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
( i )
980 997
Energy Transfer LP
3.75%, 05/15/2030 840 874
4.50%, 04/15/2024 1,325 1,455
5.15%, 03/15/2045 355 376
EnLink Midstream LLC
5.63%, 01/15/2028
( i )
865 894

Schedule of Investments
Core Plus Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enterprise Products Operating LLC
3.95%, 01/31/2060 $ 185 $ 186
4.20%, 01/31/2050 1,695 1,818
5.38%, 02/15/2078
(j)
460 466
3 Month USD LIBOR + 2.57%
EQM Midstream Partners LP
6.00%, 07/01/2025
( i )
185 202
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
( i )
350 352
2.16%, 03/31/2034
( i )
300 294
Kinder Morgan Inc
3.60%, 02/15/2051 1,110 1,064
NuStar Logistics LP
5.75%, 10/01/2025 150 162
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 515
4.50%, 05/15/2030 185 208
5.00%, 03/15/2027 275 316
5.75%, 05/15/2024 3,500 3,951
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 325 341
6.50%, 07/15/2027 366 398
Williams Cos Inc /The
4.55%, 06/24/2024 1,225 1,352
$ 17,445
Real Estate - 0.04%
Country Garden Holdings Co Ltd
4.75%, 09/28/2023 250 255
REITs - 0.59%
American Tower Corp
1.30%, 09/15/2025 445 446
Crown Castle International Corp
2.90%, 04/01/2041 1,055 982
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 585 619
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
( i )
413 396
6.00%, 04/15/2025
( i )
530 561
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028
( i )
45 48
7.50%, 06/01/2025
( i )
110 120
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
( i )
230 235
4.13%, 08/15/2030
( i )
667 677
$ 4,084
Retail - 0.40%
Falabella SA
3.75%, 04/30/2023
( i )
400 420
Gap Inc /The
8.38%, 05/15/2023
( i )
174 198
IRB Holding Corp
6.75%, 02/15/2026
( i )
35 36
7.00%, 06/15/2025
( i )
30 32
L Brands Inc
6.63%, 10/01/2030
( i )
340 392
9.38%, 07/01/2025
( i )
280 355
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
( i )
530 553
Macy's Retail Holdings LLC
2.88%, 02/15/2023 90 90
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
( i )
715 737
$ 2,813
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 1.07%
Applied Materials Inc
1.75%, 06/01/2030 $ 1,000 $ 971
2.75%, 06/01/2050 295 280
Broadcom Inc
3.15%, 11/15/2025 140 150
3.42%, 04/15/2033
( i )
1,905 1,931
Micron Technology Inc
4.19%, 02/15/2027 945 1,062
NVIDIA Corp
3.50%, 04/01/2040 595 651
3.50%, 04/01/2050 1,450 1,562
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
( i )
500 540
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
( i )
135 143
3.15%, 05/01/2027
( i )
140 150
$ 7,440
Software - 2.43%
Activision Blizzard Inc
2.50%, 09/15/2050 2,690 2,304
3.40%, 09/15/2026 1,000 1,101
Adobe Inc
2.30%, 02/01/2030 4,170 4,238
Fiserv Inc
3.50%, 07/01/2029 2,200 2,384
4.40%, 07/01/2049 925 1,079
Microsoft Corp
2.40%, 08/08/2026 3,500 3,727
Open Text Corp
3.88%, 02/15/2028
( i )
275 278
5.88%, 06/01/2026
( i )
405 418
Oracle Corp
2.50%, 04/01/2025 270 284
2.80%, 04/01/2027 525 557
salesforce.com Inc
3.70%, 04/11/2028 505 567
$ 16,937
Sovereign - 2.56%
Brazilian Government International Bond
3.88%, 06/12/2030 600 596
CoBank ACB
6.25%, 10/01/2026
(g),(j)
670 750
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 500 490
4.13%, 02/22/2042 400 392
4.50%, 03/15/2029 350 381
Dominican Republic International Bond
4.88%, 09/23/2032
( i )
750 785
5.30%, 01/21/2041
( i )
500 508
Egypt Government International Bond
5.25%, 10/06/2025
( i )
450 468
8.50%, 01/31/2047 300 309
El Salvador Government International Bond
5.88%, 01/30/2025 435 448
Ghana Government International Bond
7.75%, 04/07/2029
( i )
550 562
Guatemala Government Bond
4.50%, 05/03/2026 550 604
Honduras Government International Bond
7.50%, 03/15/2024 350 379
Indonesia Government International Bond
5.38%, 10/17/2023
( i )
800 891
Istanbul Metropolitan Municipality
6.38%, 12/09/2025
( i )
400 388
Jamaica Government International Bond
7.88%, 07/28/2045 300 418

Schedule of Investments
Core Plus Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Kazakhstan Government International Bond
5.13%, 07/21/2025 $ 300 $ 349
Mexico Government International Bond
5.00%, 04/27/2051 335 365
Morocco Government International Bond
3.00%, 12/15/2032
( i )
525 499
4.25%, 12/11/2022 390 409
Oman Government International Bond
6.25%, 01/25/2031
( i )
320 344
Pakistan Government International Bond
6.00%, 04/08/2026
( i )
250 257
Panama Government International Bond
3.88%, 03/17/2028 200 220
Paraguay Government International Bond
2.74%, 01/29/2033
( i )
200 190
Peruvian Government International Bond
2.78%, 12/01/2060 250 213
Qatar Government International Bond
4.63%, 06/02/2046 500 596
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
( i )
1,200 1,412
Saudi Government International Bond
4.00%, 04/17/2025
( i )
725 798
4.50%, 10/26/2046 600 669
Turkey Government International Bond
3.25%, 03/23/2023 750 736
5.88%, 06/26/2031 250 234
6.35%, 08/10/2024 455 468
6.38%, 10/14/2025 400 410
Ukraine Government International Bond
7.25%, 03/15/2033
( i )
550 550
9.75%, 11/01/2028
( i )
375 433
Uruguay Government International Bond
5.10%, 06/18/2050 220 276
$ 17,797
Student Loan Asset Backed Securities - 0.10%
SMB Private Education Loan Trust 2020-A
0.41%, 03/15/2027
( i )
714 714
1.00 x 1 Month USD LIBOR + 0.30%
Telecommunications - 2.56%
AT&T Inc
2.75%, 06/01/2031 315 315
3.10%, 02/01/2043 370 342
3.50%, 06/01/2041 500 492
3.50%, 09/15/2053
( i )
3,393 3,121
4.05%, 12/15/2023 535 584
CommScope Inc
8.25%, 03/01/2027
( i )
885 948
DKT Finance ApS
9.38%, 06/17/2023
( i )
200 206
Embarq Corp
8.00%, 06/01/2036 432 503
Lumen Technologies Inc
4.50%, 01/15/2029
( i )
230 227
Millicom International Cellular SA
4.50%, 04/27/2031
( i )
250 266
Sprint Communications Inc
6.00%, 11/15/2022 150 160
Sprint Corp
7.25%, 09/15/2021 40 41
7.63%, 03/01/2026 297 364
7.88%, 09/15/2023 125 142
Telecom Italia Capital SA
6.38%, 11/15/2033 90 106
Telecom Italia SpA /Milano
5.30%, 05/30/2024
( i )
235 257
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
3.50%, 04/15/2025
( i )
$ 715 $ 775
4.00%, 04/15/2022 260 266
VEON Holdings BV
3.38%, 11/25/2027
( i )
450 453
Verizon Communications Inc
2.88%, 11/20/2050 1,460 1,328
3.55%, 03/22/2051 3,450 3,505
3.70%, 03/22/2061 1,100 1,113
3.88%, 02/08/2029 1,290 1,452
VTR Comunicaciones SpA
5.13%, 01/15/2028
( i )
511 535
Zayo Group Holdings Inc
4.00%, 03/01/2027
( i )
300 298
$ 17,799
Textiles - 0.01%
Delta Merlin Dunia Tekstil PT
0.00%, 06/26/2032
(e)
500 10
1.50%, 06/26/2028
(l)
500 55
$ 65
Transportation - 0.11%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(e),(f)
1,749 437
Hidrovias International Finance SARL
4.95%, 02/08/2031
( i )
200 203
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(a),( i )
125 138
$ 778
Trucking & Leasing - 0.02%
DAE Funding LLC
4.50%, 08/01/2022
( i )
130 130
TOTAL BONDS $ 452,116
SENIOR FLOATING RATE INTERESTS
- 1.64%
Principal
Amount (000's) Value (000's)
Airlines - 0.14%
American Airlines Inc
0.00%, 03/10/2028
(o),(p)
$ 310 $ 319
1 Month USD LIBOR + 4.75%
United Airlines Inc
0.00%, 04/14/2028
(o),(p)
650 657
1 Month USD LIBOR + 3.75%
$ 976
Automobile Manufacturers - 0.08%
Navistar Inc
3.69%, 11/06/2024
(p)
556 555
3 Month USD LIBOR + 3.00%
Commercial Services - 0.10%
Garda World Security Corp
4.36%, 10/30/2026
(p)
709 709
1 Month USD LIBOR + 4.25%
Consumer Products - 0.09%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(p)
663 654
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0.17%
Russell Investments US Institutional Holdco Inc
4.50%, 06/02/2025
(p)
1,222 1,209
1 Month USD LIBOR + 3.00%
Electronics - 0.02%
Ingram Micro Inc
0.00%, 03/30/2028
(o),(p)
120 120
1 Month USD LIBOR + 3.50%

Schedule of Investments
Core Plus Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.20%
CCM Merger Inc
4.50%, 10/29/2025
(p)
$ 707 $ 708
1 Month USD LIBOR + 3.75%
Enterprise Development Authority/The
5.00%, 02/18/2028
(p)
575 576
1 Month USD LIBOR + 4.25%
Lions Gate Capital Holdings LLC
2.36%, 03/24/2025
(p)
123 122
3 Month USD LIBOR + 2.00%
$ 1,406
Food - 0.02%
Bellring Brands LLC
4.75%, 10/21/2024
(p)
117 117
1 Month USD LIBOR + 4.00%
Healthcare - Services - 0.11%
PPD Inc
2.75%, 01/06/2028
(p)
740 738
1 Month USD LIBOR + 2.25%
Insurance - 0.17%
Acrisure LLC
3.70%, 02/15/2027
(p)
424 417
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
5.50%, 02/13/2027
(p)
352 352
1 Month USD LIBOR + 4.50%
Asurion LLC
3.11%, 11/03/2023
(p)
135 134
1 Month USD LIBOR + 7.25%
5.36%, 01/29/2028
(p)
270 274
1 Month USD LIBOR + 5.25%
$ 1,177
Lodging - 0.04%
Golden Nugget LLC
3.25%, 10/04/2023
(p)
259 255
1 Month USD LIBOR + 2.50%
Media - 0.03%
CSC Holdings LLC
2.61%, 04/15/2027
(p)
191 190
1 Month USD LIBOR + 2.50%
Oil & Gas - 0.01%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(p)
47 52
1 Month USD LIBOR + 9.00%
Pharmaceuticals - 0.21%
Bausch Health Americas Inc
3.11%, 05/19/2025
(p)
605 604
3 Month USD LIBOR + 7.50%
Endo Luxembourg Finance Co I Sarl
5.75%, 03/27/2028
(p)
453 440
1 Month USD LIBOR + 5.00%
Jazz Financing Lux Sarl
0.00%, 04/21/2028
(o),(p)
415 416
1 Month USD LIBOR + 3.50%
$ 1,460
Retail - 0.12%
IRB Holding Corp
3.75%, 02/05/2025
(p)
708 702
1 Month USD LIBOR + 2.75%
4.25%, 11/19/2027
(p)
170 169
1 Month USD LIBOR + 3.25%
$ 871
Telecommunications - 0.13%
Level 3 Financing Inc
1.84%, 03/01/2027
(p)
195 193
1 Month USD LIBOR + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Maxar Technologies Ltd
2.86%, 10/05/2024
(p)
$ 280 $ 277
1 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.11%, 03/09/2027
(p)
449 444
1 Month USD LIBOR + 3.00%
$ 914
TOTAL SENIOR FLOATING RATE INTERESTS $ 11,403
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 31.62%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.39%
2.49%, 01/01/2034 $ 38 $ 37
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
3.00%, 01/01/2043 1,985 2,124
3.00%, 02/01/2043 859 919
3.00%, 03/01/2043 367 394
4.00%, 02/01/2046 5,142 5,645
4.50%, 04/01/2031 472 522
4.50%, 04/01/2041 3,271 3,697
5.00%, 06/01/2031 346 393
5.50%, 08/01/2023 65 67
5.50%, 05/01/2033 34 40
5.50%, 10/01/2033 38 42
5.50%, 12/01/2033 479 550
5.50%, 11/01/2036 442 509
5.50%, 04/01/2038 128 148
5.50%, 08/01/2038 259 303
6.00%, 03/01/2022 1 2
6.00%, 07/01/2023 30 34
6.00%, 06/01/2028 1 2
6.00%, 12/01/2031 16 19
6.00%, 12/01/2032 17 20
6.00%, 02/01/2033 89 101
6.00%, 12/01/2033 25 29
6.00%, 10/01/2036 140 167
6.00%, 01/01/2038 11 12
6.00%, 07/01/2038 547 640
6.50%, 03/01/2029 3 3
6.50%, 05/01/2029 5 5
6.50%, 04/01/2031 2 3
6.50%, 09/01/2031 2 2
6.50%, 02/01/2032 1 2
6.50%, 05/01/2032 6 6
6.50%, 04/01/2035 48 57
6.50%, 10/01/2035 39 46
7.00%, 12/01/2029 4 4
7.00%, 06/01/2030 10 11
7.00%, 12/01/2030 3 3
7.00%, 09/01/2031 1 1
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 5 5
7.50%, 03/01/2031 1 2
7.50%, 02/01/2032 2 2
8.00%, 09/01/2030 40 43
$ 16,612
Federal National Mortgage Association (FNMA) - 0.34%
1.40%, 10/01/2034 23 23
1.00 x 6 Month USD LIBOR + 1.08%
1.91%, 04/01/2036 17 17
1.00 x 12 Month USD LIBOR + 1.54%
1.98%, 02/01/2036 4 4
1.00 x 12 Month USD LIBOR + 1.61%
2.26%, 01/01/2033 40 41
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
2.49%, 07/01/2033 331 346
1.00 x 12 Month USD LIBOR + 1.56%

Schedule of Investments
Core Plus Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
2.49%, 08/01/2035 $ 69 $ 70
1.00 x 12 Month USD LIBOR + 1.74%
2.55%, 04/01/2033 65 65
1.00 x 6 Month USD LIBOR + 2.26%
5.00%, 07/01/2044 1,567 1,771
$ 2,337
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 14.93%
2.00%, 05/01/2036
(q)
8,000 8,263
2.00%, 02/01/2051 11,673 11,854
2.00%, 03/01/2051 6,549 6,656
2.00%, 03/01/2051 4,981 5,074
2.50%, 04/01/2028 1,397 1,468
2.50%, 06/01/2028 97 102
2.50%, 09/01/2029 364 383
2.50%, 06/01/2035 592 619
2.50%, 08/01/2035 2,606 2,755
2.50%, 05/01/2036
(q)
4,000 4,180
2.50%, 05/01/2051
(q)
25,000 25,936
3.00%, 10/01/2029 67 71
3.00%, 09/01/2032 126 134
3.00%, 12/01/2040 151 162
3.00%, 04/01/2043 347 371
3.00%, 05/01/2043 544 581
3.00%, 08/01/2043 2,193 2,334
3.00%, 03/01/2048 3,805 4,000
3.00%, 12/01/2048 110 116
3.00%, 07/01/2050 4,119 4,354
3.50%, 02/01/2033 25 28
3.50%, 05/01/2034 1,324 1,457
3.50%, 01/01/2041 147 160
3.50%, 01/01/2044 1,016 1,112
3.50%, 11/01/2044 2,330 2,527
3.50%, 08/01/2045 3,579 3,881
3.50%, 04/01/2047 137 150
3.50%, 10/01/2047 56 60
3.50%, 11/01/2047 3,513 3,814
3.50%, 03/01/2048 38 40
4.00%, 02/01/2031 174 189
4.00%, 03/01/2034 512 567
4.00%, 05/01/2047 5,048 5,469
4.00%, 06/01/2048 14 15
4.50%, 04/01/2024 342 359
4.50%, 06/01/2044 629 709
5.00%, 06/01/2048 1,181 1,335
5.50%, 02/01/2023 5 6
5.50%, 06/01/2023 21 23
5.50%, 07/01/2023 1 1
5.50%, 07/01/2033 82 95
5.50%, 09/01/2033 115 134
5.50%, 05/01/2040 272 312
6.00%, 02/01/2023 3 3
6.00%, 02/01/2038 319 362
6.00%, 05/01/2038 30 34
6.00%, 08/01/2038 207 234
6.00%, 08/01/2038 137 154
6.50%, 05/01/2022 1 1
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 1 1
6.50%, 02/01/2032 2 2
6.50%, 04/01/2032 6 7
6.50%, 08/01/2032 5 5
6.50%, 07/01/2037 245 292
6.50%, 07/01/2037 113 127
6.50%, 12/01/2037 168 198
6.50%, 02/01/2038 223 260
6.50%, 03/01/2038 64 73
6.50%, 09/01/2038 292 348
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
7.00%, 03/01/2032 $ 18 $ 21
7.50%, 08/01/2032 4 5
$ 103,985
Government National Mortgage Association (GNMA) - 5.46%
2.00%, 05/01/2051 3,000 3,061
2.50%, 05/01/2051 11,500 11,954
3.00%, 06/20/2043 1,715 1,834
3.00%, 01/20/2045 708 754
3.00%, 06/20/2046 377 401
3.00%, 07/20/2046 1,632 1,726
3.00%, 11/20/2046 2,503 2,653
3.50%, 03/15/2042 845 916
3.50%, 04/15/2042 836 906
3.50%, 09/20/2044 61 69
3.50%, 09/20/2047 1,233 1,340
3.50%, 06/20/2048 1,768 1,892
4.00%, 01/20/2048 3,725 4,097
4.50%, 06/20/2025 1,030 1,097
4.50%, 09/15/2039 256 294
4.50%, 03/15/2040 1,249 1,413
5.00%, 11/15/2033 1,052 1,220
5.00%, 06/15/2034 20 23
5.00%, 10/20/2039 80 92
5.00%, 07/20/2040 121 133
5.00%, 02/15/2042 797 925
5.50%, 10/15/2033 442 514
5.50%, 05/20/2035 41 48
5.50%, 02/15/2038 332 386
6.00%, 07/20/2028 16 18
6.00%, 11/20/2028 15 17
6.00%, 01/20/2029 17 19
6.00%, 07/20/2029 4 4
6.00%, 08/15/2031 16 18
6.00%, 01/15/2032 2 2
6.00%, 02/15/2032 8 9
6.00%, 02/15/2033 22 26
6.00%, 12/15/2033 28 33
6.50%, 03/20/2028 3 3
6.50%, 05/20/2029 3 3
6.50%, 10/15/2032 11 12
6.50%, 12/15/2032 41 46
7.00%, 06/15/2031 6 7
7.00%, 07/15/2031 1 1
7.00%, 06/15/2032 30 34
8.00%, 01/20/2031 2 3
$ 38,003
U.S. Treasury - 7.14%
0.38%, 01/31/2026 2,000 1,960
0.50%, 06/30/2027 6,500 6,250
1.63%, 08/15/2029 1,800 1,822
2.25%, 11/15/2027 7,000 7,456
3.00%, 11/15/2045 4,350 4,960
3.13%, 05/15/2048 9,915 11,618
3.88%, 08/15/2040
(r)
12,220 15,684
$ 49,750
U.S. Treasury Bill - 1.36%
0.03%, 05/27/2021
(s)
9,500 9,500
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 220,187
Total Investments $ 794,890
Other Assets and Liabilities -  (14.15)% (98,529)
TOTAL NET ASSETS - 100.00% $ 696,361

Schedule of Investments
Core Plus Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $42,722 or 6.13% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $43,619 or 6.26% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security purchased on a when-issued basis.
( i ) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $120,622 or 17.32% of net assets.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $6,015 or 0.86% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) This Senior Floating Rate Note will settle after April 30, 2021, at which time the interest rate will be determined.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $898 or 0.13% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 27.56%
Financial 16.18%
Government 11.60%
Money Market Funds 9.20%
Consumer, Non-cyclical 7.94%
Communications 7.25%
Investment Companies 6.11%
Asset Backed Securities 5.65%
Energy 5.22%
Consumer, Cyclical 5.20%
Industrial 3.85%
Technology 3.69%
Basic Materials 2.54%
Utilities 2.16%
Other Assets and Liabilities
(14.15)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 37,137 $ 404,368 $ 387,834 $ 53,671
$ 37,137 $ 404,368 $ 387,834 $ 53,671
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2021 Short 344 $ 45,419 $ 111
US 10 Year Ultra Note; June 2021 Short 16 2,329 53
US 2 Year Note; June 2021 Long 34 7,506 (7)
US 5 Year Note; June 2021 Short 205 25,407 (42)
US Long Bond; June 2021 Long 59 9,278 (65)
Total $ 50
Amounts in thousands except contracts.

Schedule of Investments
Diversified International Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .00 % Shares Held Value (000's)
Money Market Funds - 1 .00%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
2 $ —
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
53,741,286 53,741
$ 53,741
TOTAL INVESTMENT COMPANIES $ 53,741
COMMON STOCKS - 98 .02 % Shares Held Value (000's)
Aerospace & Defense - 0 .34%
CAE Inc
(d)
586,700 $ 18,377
Airlines - 0 .28%
Copa Holdings SA
(d)
170,970 14,789
Apparel - 1 .34%
LVMH Moet Hennessy Louis Vuitton SE 95,043 71,601
Automobile Manufacturers - 5 .05%
Bayerische Motoren Werke AG 283,999 28,460
Eicher Motors Ltd
(d)
420,616 13,726
Ferrari NV 137,410 29,436
Honda Motor Co Ltd 969,500 28,910
Kia Corp 286,386 19,864
Maruti Suzuki India Ltd 203,006 17,663
Stellantis NV 1,227,437 20,338
Toyota Motor Corp 973,000 72,804
Volvo AB - B Shares 1,602,911 39,144
$ 270,345
Automobile Parts & Equipment - 1 .01%
Toyota Industries Corp 671,000 53,874
Banks - 8 .42%
Bank Leumi Le-Israel BM
(d)
2,513,790 17,646
Bank Rakyat Indonesia Persero Tbk PT 60,371,300 16,894
BNP Paribas SA 608,989 39,047
Canadian Imperial Bank of Commerce 248,900 25,875
DBS Group Holdings Ltd 1,910,100 42,807
DNB ASA 1,215,457 26,067
Erste Group Bank AG
(d)
489,382 17,394
Grupo Financiero Banorte SAB de CV 3,419,130 19,414
HDFC Bank Ltd ADR
(d)
312,000 21,927
ICICI Bank Ltd ADR
(d)
1,750,126 28,527
Intesa Sanpaolo SpA 14,621,328 40,763
Kotak Mahindra Bank Ltd
(d)
514,704 12,119
Mediobanca Banca di Credito Finanziario SpA
(d)
3,427,730 38,715
PT Bank Central Asia Tbk 10,510,900 23,269
TCS Group Holding PLC 275,663 15,944
Toronto-Dominion Bank/The 527,282 36,249
United Overseas Bank Ltd 1,413,700 28,179
$ 450,836
Beverages - 1 .04%
Carlsberg AS 205,412 36,037
Heineken NV 171,153 19,854
$ 55,891
Biotechnology - 0 .85%
CSL Ltd 153,789 32,126
Genmab A/S
(d)
36,296 13,319
$ 45,445
Building Materials - 4 .27%
Anhui Conch Cement Co Ltd 1,366,474 10,319
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
3,288,287 29,232
China Lesso Group Holdings Ltd 11,827,000 29,750
Cie de Saint-Gobain 865,837 54,630
CRH PLC 1,221,810 57,650
HeidelbergCement AG 510,180 46,750
$ 228,331
Chemicals - 2 .42%
Akzo Nobel NV 208,819 25,073
BASF SE 370,837 29,886
Evonik Industries AG 675,202 23,638
Koninklijke DSM NV 95,228 17,075
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Shin-Etsu Chemical Co Ltd 200,500 $ 33,845
$ 129,517
Commercial Services - 1 .41%
Adecco Group AG 366,839 24,864
Amadeus IT Group SA
(d)
244,206 16,630
New Oriental Education & Technology Group Inc
ADR
(d)
1,141,003 17,412
TechnoPro Holdings Inc 222,500 16,363
$ 75,269
Computers - 3 .37%
Capgemini SE 248,709 45,575
Infosys Ltd 1,440,122 26,172
LG Corp 188,928 21,370
Logitech International SA 514,944 57,315
Nomura Research Institute Ltd 560,000 17,186
Obic Co Ltd 66,700 12,855
$ 180,473
Consumer Products - 0 .51%
Hindustan Unilever Ltd 862,590 27,359
Distribution & Wholesale - 1 .95%
Bunzl PLC 558,481 17,957
Ferguson PLC 290,645 36,658
ITOCHU Corp 1,589,500 49,622
$ 104,237
Diversified Financial Services - 2 .00%
B3 SA - Brasil Bolsa Balcao 2,026,400 19,230
Housing Development Finance Corp Ltd 854,160 27,816
KB Financial Group Inc 460,375 22,664
London Stock Exchange Group PLC 143,515 14,663
SBI Holdings Inc/Japan 458,600 12,962
Tisco Financial Group PCL 3,191,500 9,469
$ 106,804
Electric - 2 .56%
Enel SpA 5,748,393 57,078
Iberdrola SA 4,102,974 55,448
Northland Power Inc 708,000 24,388
$ 136,914
Electrical Components & Equipment - 0 .56%
Delta Electronics Inc 2,799,000 29,985
Electronics - 0 .78%
Hoya Corp 366,704 41,682
Energy - Alternate Sources - 0 .88%
Vestas Wind Systems A/S 1,137,325 46,905
Engineering & Construction - 0 .63%
Vinci SA 307,381 33,729
Entertainment - 0 .34%
Flutter Entertainment PLC
(d)
88,768 18,096
Food - 2 .53%
Dino Polska SA
(d),(e)
178,142 11,558
Nestle India Ltd 73,537 16,173
Nestle SA 768,315 91,684
Seven & i Holdings Co Ltd 365,600 15,785
$ 135,200
Hand & Machine Tools - 0 .67%
Techtronic Industries Co Ltd 1,983,500 35,990
Healthcare - Products - 2 .22%
Alcon Inc 423,897 31,839
Ambu A/S 291,287 16,304
GN Store Nord AS 171,186 15,439
Koninklijke Philips NV 747,282 42,254
Sartorius Stedim Biotech 28,268 12,983
$ 118,819
Healthcare - Services - 1 .83%
Fresenius SE & Co KGaA 327,973 16,120
ICON PLC
(d)
167,934 36,433
Lonza Group AG
(d)
71,291 45,321
$ 97,874

Schedule of Investments
Diversified International Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 1 .44%
Daiwa House Industry Co Ltd 439,700 $ 13,038
Persimmon PLC 668,785 28,932
Taylor Wimpey PLC 14,101,034 34,980
$ 76,950
Home Furnishings - 2 .39%
Haier Smart Home Co Ltd
(d)
4,918,600 21,152
Howden Joinery Group PLC 2,286,190 25,540
Midea Group Co Ltd 946,081 11,681
Sony Group Corp 696,400 69,626
$ 127,999
Insurance - 5 .18%
AIA Group Ltd 5,709,600 72,470
ASR Nederland NV 335,057 14,634
AXA SA 1,554,223 43,899
Fairfax Financial Holdings Ltd 45,100 20,605
ICICI Lombard General Insurance Co Ltd
(e)
590,529 11,257
Legal & General Group PLC 8,096,624 30,399
NN Group NV 84,581 4,219
Prudential PLC 1,647,645 34,888
Sampo Oyj 394,431 18,710
Tokio Marine Holdings Inc 545,200 26,146
$ 277,227
Internet - 4 .22%
Alibaba Group Holding Ltd
(d)
1,028,344 29,727
MercadoLibre Inc
(d)
6,748 10,601
Naspers Ltd 78,657 17,901
NCSoft Corp 20,629 15,345
Shopify Inc
(d)
30,862 36,495
Tencent Holdings Ltd 1,352,432 107,886
Trip.com Group Ltd
(d)
201,600 7,989
$ 225,944
Leisure Products & Services - 0 .38%
Shimano Inc 88,200 20,167
Machinery - Construction & Mining - 0 .64%
Siemens Energy AG
(d)
1,032,711 34,541
Machinery - Diversified - 2 .62%
Daifuku Co Ltd 169,900 16,793
Ebara Corp 831,200 35,516
GEA Group AG 414,790 18,215
Keyence Corp 73,900 35,476
Miura Co Ltd 359,700 18,870
Omron Corp 203,600 15,418
$ 140,288
Mining - 2 .70%
Anglo American PLC 856,223 36,304
Antofagasta PLC 1,385,586 35,693
Franco-Nevada Corp 158,364 22,050
Rio Tinto Ltd 543,430 50,509
$ 144,556
Miscellaneous Manufacturers - 1 .98%
JSR Corp 519,100 16,001
Pidilite Industries Ltd
(d)
552,742 13,533
Siemens AG 305,219 50,921
Trelleborg AB 980,047 25,497
$ 105,952
Oil & Gas - 3 .49%
BP PLC 7,205,216 30,163
LUKOIL PJSC ADR 302,057 23,119
Lundin Energy AB 399,820 12,753
Neste Oyj 795,334 48,095
Parkland Corp/Canada 435,100 13,975
Reliance Industries Ltd 1,035,661 27,824
Suncor Energy Inc 1,453,600 31,091
$ 187,020
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 3 .57%
AstraZeneca PLC 559,136 $ 59,516
Novo Nordisk A/S 766,726 56,560
Roche Holding AG 229,727 74,927
$ 191,003
Pipelines - 0 .30%
Pembina Pipeline Corp 513,300 15,844
Private Equity - 2 .70%
3i Group PLC 3,582,332 63,449
Brookfield Asset Management Inc 1,291,953 58,893
Intermediate Capital Group PLC 731,721 22,091
$ 144,433
Real Estate - 0 .86%
Shimao Services Holdings Ltd
(d),(e)
5,267,000 13,698
Sun Hung Kai Properties Ltd 1,430,500 21,518
Tokyo Tatemono Co Ltd 719,700 10,655
$ 45,871
REITs - 0 .18%
Keppel DC REIT 4,786,800 9,663
Retail - 3 .29%
Alibaba Health Information Technology Ltd
(d)
3,254,000 9,904
Alimentation Couche-Tard Inc 738,292 25,017
Home Product Center PCL 29,803,900 13,468
JD Sports Fashion PLC 2,481,023 31,470
Li Ning Co Ltd 2,185,000 17,733
Magazine Luiza SA 3,195,200 11,794
Pan Pacific International Holdings Corp 1,095,300 23,610
Wal-Mart de Mexico SAB de CV 13,153,778 43,136
$ 176,132
Semiconductors - 8 .94%
Advantest Corp 276,000 26,092
ASM International NV 72,443 21,978
ASML Holding NV 162,960 105,785
MediaTek Inc 886,000 37,143
Samsung Electronics Co Ltd 1,809,480 131,885
Taiwan Semiconductor Manufacturing Co Ltd 7,394,544 155,726
$ 478,609
Software - 1 .44%
Capcom Co Ltd 597,900 19,398
Dassault Systemes SE 93,726 21,742
DeNA Co Ltd 499,900 10,228
Mixi Inc 352,800 9,036
NetEase Inc 748,000 16,717
$ 77,121
Telecommunications - 2 .42%
Deutsche Telekom AG 1,107,637 21,317
Nice Ltd ADR
(d)
81,276 19,606
Nippon Telegraph & Telephone Corp 1,257,000 31,692
SoftBank Group Corp 632,100 56,959
$ 129,574
Toys, Games & Hobbies - 1 .26%
Nintendo Co Ltd 117,400 67,347
Transportation - 0 .76%
Canadian National Railway Co 377,548 40,647
TOTAL COMMON STOCKS $ 5,245,230
Total Investments $ 5,298,971
Other Assets and Liabilities -  0.98% 52,214
TOTAL NET ASSETS - 100.00% $ 5,351,185
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
Diversified International Fund
April 30, 2021 (unaudited)
See accompanying notes.

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $36,513 or 0.68% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 16 .41%
United Kingdom 8 .74%
Canada 6 .90%
Switzerland 6 .09%
France 6 .04%
China 5 .86%
Netherlands 5 .07%
Germany 5 .03%
India 4 .56%
Taiwan 4 .16%
Korea, Republic Of 3 .94%
Denmark 3 .45%
Italy 3 .10%
Hong Kong 2 .60%
Ireland 2 .10%
Australia 1 .54%
Singapore 1 .51%
Sweden 1 .45%
Spain 1 .35%
Finland 1 .25%
Mexico 1 .17%
United States 1 .00%
Indonesia 0 .75%
Israel 0 .70%
Chile 0 .67%
Brazil 0 .58%
Norway 0 .49%
Thailand 0 .43%
Russian Federation 0 .43%
South Africa 0 .33%
Austria 0 .32%
Cyprus 0 .30%
Panama 0 .28%
Poland 0 .22%
Argentina 0 .20%
Other Assets and Liabilities
0 .98%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 85,878 $ 2,868,446 $ 2,900,583 $ 53,741
$ 85,878 $ 2,868,446 $ 2,900,583 $ 53,741
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .86 % Shares Held Value (000's)
Money Market Funds - 0 .86%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
87,563,508 $ 87,564
TOTAL INVESTMENT COMPANIES $ 87,564
COMMON STOCKS - 98 .35 % Shares Held Value (000's)
Apparel - 1 .65%
NIKE Inc 1,267,153 $ 168,050
Automobile Manufacturers - 2 .40%
PACCAR Inc 2,707,113 243,315
Automobile Parts & Equipment - 2 .63%
Magna International Inc 2,825,074 266,744
Banks - 9 .55%
Bank of America Corp 2,353,115 95,372
First Republic Bank/CA 1,285,114 235,484
JPMorgan Chase & Co 1,769,962 272,238
Morgan Stanley 1,786,452 147,472
PNC Financial Services Group Inc/The 1,172,679 219,232
$ 969,798
Beverages - 1 .79%
Coca-Cola Co/The 3,374,277 182,144
Biotechnology - 2 .07%
Corteva Inc 4,308,170 210,066
Chemicals - 2 .92%
Air Products and Chemicals Inc 506,866 146,221
PPG Industries Inc 878,290 150,398
$ 296,619
Computers - 1 .63%
Apple Inc 1,255,730 165,078
Diversified Financial Services - 5 .13%
BlackRock Inc 370,338 303,418
Discover Financial Services 1,907,023 217,401
$ 520,819
Electric - 5 .34%
Eversource Energy 1,206,587 104,032
NextEra Energy Inc 1,976,162 153,172
Sempra Energy 448,517 61,703
WEC Energy Group Inc 1,144,348 111,196
Xcel Energy Inc 1,579,135 112,592
$ 542,695
Electronics - 0 .97%
Honeywell International Inc 440,722 98,299
Food - 3 .04%
Hormel Foods Corp 3,781,712 174,715
Tyson Foods Inc 1,724,683 133,577
$ 308,292
Healthcare - Products - 4 .69%
Abbott Laboratories 2,120,801 254,666
Medtronic PLC 1,695,641 221,993
$ 476,659
Insurance - 3 .90%
Chubb Ltd 956,667 164,154
Fidelity National Financial Inc 2,968,753 135,435
Swiss Re AG ADR 4,139,012 96,418
$ 396,007
Machinery - Construction & Mining - 0 .32%
Caterpillar Inc 143,978 32,843
Machinery - Diversified - 2 .48%
Deere & Co 680,644 252,417
Media - 1 .88%
Cable One Inc 51,157 91,571
Comcast Corp - Class A 1,768,851 99,321
$ 190,892
Miscellaneous Manufacturers - 4 .40%
Parker-Hannifin Corp 900,093 282,458
Trane Technologies PLC 943,175 163,952
$ 446,410
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .09%
Chevron Corp 1,257,364 $ 129,597
EOG Resources Inc 1,849,377 136,188
Marathon Petroleum Corp 2,682,286 149,269
$ 415,054
Pharmaceuticals - 7 .57%
Becton Dickinson and Co 618,713 153,942
Merck & Co Inc 2,494,857 185,867
Novartis AG ADR 1,409,045 120,107
Pfizer Inc 2,817,087 108,880
Roche Holding AG ADR 4,911,908 199,964
$ 768,760
Pipelines - 1 .17%
Enterprise Products Partners LP 5,168,382 118,924
Private Equity - 2 .89%
KKR & Co Inc 5,189,557 293,625
REITs - 4 .39%
Alexandria Real Estate Equities Inc 898,084 162,643
Digital Realty Trust Inc 1,135,224 175,176
Realty Income Corp 1,567,099 108,365
$ 446,184
Retail - 3 .65%
Costco Wholesale Corp 412,124 153,347
Starbucks Corp 1,195,962 136,926
Target Corp 386,757 80,159
$ 370,432
Semiconductors - 3 .97%
Microchip Technology Inc 1,344,512 202,067
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,723,600 201,213
$ 403,280
Software - 4 .72%
Activision Blizzard Inc 1,196,200 109,081
Fidelity National Information Services Inc 833,570 127,453
Microsoft Corp 551,033 138,959
SAP SE ADR 742,815 103,950
$ 479,443
Telecommunications - 4 .65%
BCE Inc 4,966,630 234,673
Verizon Communications Inc 4,112,173 237,643
$ 472,316
Toys, Games & Hobbies - 1 .46%
Hasbro Inc 1,496,495 148,826
Transportation - 3 .00%
Expeditors International of Washington Inc 863,524 94,867
Union Pacific Corp 944,495 209,763
$ 304,630
TOTAL COMMON STOCKS $ 9,988,621
Total Investments $ 10,076,185
Other Assets and Liabilities -  0.79% 80,074
TOTAL NET ASSETS - 100.00% $ 10,156,259
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
Equity Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 25 .86%
Consumer, Non-cyclical 19 .16%
Consumer, Cyclical 11 .79%
Industrial 11 .17%
Technology 10 .32%
Communications 6 .53%
Utilities 5 .34%
Energy 5 .26%
Basic Materials 2 .92%
Money Market Funds 0 .86%
Other Assets and Liabilities
0 .79%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 125,574 $ 2,225,625 $ 2,263,635 $ 87,564
$ 125,574 $ 2,225,625 $ 2,263,635 $ 87,564
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8.94% Shares Held Value (000's)
Money Market Funds - 8.94%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
64,976,657 $ 64,977
TOTAL INVESTMENT COMPANIES $ 64,977
BONDS - 80.46%
Principal
Amount (000's) Value (000's)
Agriculture - 0.63%
JBS Investments II GmbH
7.00%, 01/15/2026
(d)
$ 1,925 $ 2,050
7.00%, 01/15/2026 2,400 2,550
$ 4,600
Banks - 2.93%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/2025 300 281
6.38%, 07/15/2026 EUR 3,050 3,450
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 $ 6,794 6,692
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(e),(f),(g)
5,725 5,811
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
QIB Sukuk Ltd
1.54%, 02/07/2025 5,000 5,044
3 Month USD LIBOR + 1.35%
$ 21,278
Building Materials - 0.77%
Cemex SAB de CV
5.20%, 09/17/2030
(d)
3,125 3,401
5.20%, 09/17/2030 2,000 2,176
$ 5,577
Chemicals - 2.30%
MEGlobal Canada ULC
5.00%, 05/18/2025 3,500 3,916
Sasol Financing USA LLC
4.38%, 09/18/2026 3,975 4,064
5.50%, 03/18/2031 8,575 8,713
$ 16,693
Commercial Services - 0.74%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(d)
2,100 2,205
4.20%, 08/04/2027 3,050 3,195
$ 5,400
Cosmetics & Personal Care - 0.19%
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(d),(h)
1,350 1,353
Diversified Financial Services - 1.73%
Power Finance Corp Ltd
3.95%, 04/23/2030 3,675 3,699
5.25%, 08/10/2028 8,010 8,856
$ 12,555
Electric - 1.17%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(d)
2,050 2,052
3.95%, 02/12/2030 4,050 4,054
India Green Power Holdings
4.00%, 02/22/2027
(d)
2,400 2,395
$ 8,501
Iron & Steel - 2.15%
CSN Inova Ventures
6.75%, 01/28/2028
(d)
2,650 2,880
6.75%, 01/28/2028 4,600 4,997
CSN Islands XII Corp
7.00%, 06/23/2021
(e)
5,225 5,284
Metinvest BV
7.65%, 10/01/2027
(d)
850 906
7.65%, 10/01/2027 950 1,013
8.50%, 04/23/2026 525 580
$ 15,660
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.37%
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(d)
$ 2,650 $ 2,719
Metal Fabrication & Hardware - 1.02%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(d)
2,075 2,212
7.00%, 12/18/2025 4,900 5,222
$ 7,434
Oil & Gas - 8.39%
Energean Israel Finance Ltd
4.50%, 03/30/2024
(d)
6,000 6,148
4.88%, 03/30/2026
(d)
3,025 3,119
5.38%, 03/30/2028
(d)
2,250 2,326
Kosmos Energy Ltd
7.13%, 04/04/2026 2,250 2,194
7.50%, 03/01/2028
(d)
2,600 2,476
Leviathan Bond Ltd
5.75%, 06/30/2023
(d)
2,500 2,623
6.13%, 06/30/2025
(d)
3,550 3,883
6.50%, 06/30/2027
(d)
4,875 5,409
Petroleos Mexicanos
5.35%, 02/12/2028 5,650 5,551
5.95%, 01/28/2031 6,050 5,841
6.35%, 02/12/2048 2,875 2,450
6.84%, 01/23/2030 5,300 5,446
Petronas Capital Ltd
2.48%, 01/28/2032
(d)
2,525 2,490
3.40%, 04/28/2061
(d)
6,200 6,032
Tullow Oil PLC
6.25%, 04/15/2022 2,575 2,530
7.00%, 03/01/2025 2,825 2,454
$ 60,972
Pipelines - 2.23%
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(d)
12,775 12,528
2.16%, 03/31/2034 3,775 3,702
$ 16,230
Real Estate - 3 .78%
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 4,898 5,016
9.38%, 06/30/2024 2,550 2,532
11.95%, 11/12/2023 3,800 4,030
Sunac China Holdings Ltd
6.50%, 01/10/2025 3,075 3,136
6.65%, 08/03/2024 1,550 1,597
7.00%, 07/09/2025 5,775 5,937
7.25%, 06/14/2022 1,025 1,059
Yuzhou Group Holdings Co Ltd
8.50%, 02/04/2023 4,250 4,138
$ 27,445
Sovereign - 47.07%
1MDB Global Investments Ltd
4.40%, 03/09/2023 15,700 15,807
Argentine Republic Government International
Bond
0.12%, 07/09/2035
( i )
34,581 10,893
Chile Government International Bond
2.25%, 10/30/2022 4,000 4,099
Colombia Government International Bond
3.25%, 04/22/2032 5,025 4,929
4.13%, 02/22/2042 3,750 3,671
Colombian TES
5.75%, 11/03/2027 COP 75,700,000 19,696
7.75%, 09/18/2030 20,900,000 5,873
Egypt Government International Bond
5.88%, 02/16/2031
(d)
$ 2,875 2,771
5.88%, 02/16/2031 1,850 1,783
6.38%, 04/11/2031 EUR 2,525 3,164

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Egypt Government International Bond
(continued)
7.63%, 05/29/2032 $ 10,650 $ 11,307
El Salvador Government International Bond
7.12%, 01/20/2050 2,850 2,722
Ghana Government International Bond
6.38%, 02/11/2027 1,175 1,165
7.75%, 04/07/2029
(d)
3,825 3,908
8.13%, 03/26/2032 6,300 6,342
Indonesia Treasury Bond
5.50%, 04/15/2026 IDR 294,800,000 20,257
7.00%, 05/15/2027 156,600,000 11,388
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 12,950 15,626
4.88%, 01/30/2032
(d)
3,525 4,254
5.88%, 10/17/2031 1,550 2,015
Mexican Bonos
8.50%, 05/31/2029 MXN 319,100 17,547
Mexico Government International Bond
4.13%, 01/21/2026 $ 2,000 2,247
Montenegro Government International Bond
2.88%, 12/16/2027
(d)
EUR 2,300 2,557
2.88%, 12/16/2027 5,325 5,919
Oman Government International Bond
5.38%, 03/08/2027 $ 2,025 2,114
5.63%, 01/17/2028 10,925 11,473
6.75%, 10/28/2027 2,025 2,272
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 526,000 31,179
Republic of South Africa Government
International Bond
4.30%, 10/12/2028 $ 13,425 13,480
Romanian Government International Bond
1.38%, 12/02/2029
(d)
EUR 1,925 2,304
2.00%, 01/28/2032 5,250 6,343
2.00%, 04/14/2033
(d)
7,725 9,155
2.75%, 04/14/2041
(d)
6,450 7,616
3.50%, 04/03/2034 2,650 3,609
3.62%, 05/26/2030
(d)
3,250 4,503
Russian Federal Bond - OFZ
6.10%, 07/18/2035 RUB 725,400 8,788
7.25%, 05/10/2034 1,931,600 26,087
Slovenia Government International Bond
5.25%, 02/18/2024 $ 5,000 5,643
Ukraine Government International Bond
0.00%, 05/31/2040
(b),( i )
8,575 9,036
6.88%, 05/21/2029
(d)
5,000 5,002
7.25%, 03/15/2033 2,500 2,500
7.75%, 09/01/2025 3,500 3,769
7.75%, 09/01/2027 5,300 5,682
Zambia Government International Bond
0.00%, 04/14/2024
(b)
2,725 1,676
$ 342,171
Supranational Bank - 1.22%
Africa Finance Corp
2.88%, 04/28/2028
(d)
7,500 7,444
Eastern & Southern African Trade &
Development Bank/The
4.88%, 05/23/2024 1,350 1,404
$ 8,848
Telecommunications - 3.77%
C&W Senior Financing DAC
7.50%, 10/15/2026
(d)
900 949
7.50%, 10/15/2026 5,575 5,882
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 9,320 9,553
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
VEON Holdings BV
3.38%, 11/25/2027
(d)
$ 4,775 $ 4,809
3.38%, 11/25/2027 6,200 6,245
$ 27,438
TOTAL BONDS $ 584,874
CREDIT LINKED STRUCTURED NOTES
- 5.92%
Principal
Amount (000's) Value (000's)
Sovereign - 5.92%
China Government Bond - JPMorgan Chase
3.27%, 11/19/2030
(d)
CNY 276,600 $ 43,056
TOTAL CREDIT LINKED STRUCTURED NOTES $ 43,056
Total Investments $ 692,907
Other Assets and Liabilities -  4.68% 34,047
TOTAL NET ASSETS - 100.00% $ 726,954
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $167,535 or 23.05% of net assets.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $5,811 or 0.80% of net assets.
(h) Security purchased on a when-issued basis.
( i ) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 11.34%
Cayman Islands 6.28%
Mexico 6.14%
South Africa 6.14%
China 5.92%
Russian Federation 4.80%
Colombia 4.70%
Romania 4.62%
Indonesia 4.36%
Ukraine 3.57%
India 3.31%
Israel 3.24%
Cote d'Ivoire 3.01%
Mauritius 2.66%
Egypt 2.63%
Jersey, Channel Islands 2.42%
Oman 2.18%
Virgin Islands, British 2.17%
Netherlands 1.86%
Ghana 1.57%
Argentina 1.50%
Ireland 1.31%
Supranational 1.22%
Malaysia 1.17%
Montenegro 1.16%
Azerbaijan 0.92%
Brazil 0.80%
Slovenia 0.78%
United Kingdom 0.69%
Austria 0.63%
Chile 0.56%
Canada 0.54%
Tunisia 0.52%
El Salvador 0.37%
Zambia 0.23%
Other Assets and Liabilities
4.68%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 33,964 $ 495,164 $ 464,151 $ 64,977
$ 33,964 $ 495,164 $ 464,151 $ 64,977
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; June 2021 Short 390 $ 79,710 $ 421
US 10 Year Note; June 2021 Short 442 58,358 (253)
US Long Bond; June 2021 Short 70 11,007 71
Total $ 239
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 05/21/2021 $ 920 RUB 69,000 $ 5 $ —
Citigroup Inc 05/17/2021 INR 45,000 $ 609 — (3)
Citigroup Inc 05/21/2021 ILS 12,000 $ 3,694 2 —
Citigroup Inc 05/21/2021 PLN 6,900 $ 1,817 3 —
Citigroup Inc 05/21/2021 KRW 3,000,000 $ 2,697 — (7)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 05/21/2021 $ 1,926 CNY 12,500 $ — $ (3)
Citigroup Inc 05/21/2021 $ 2,892 PEN 11,000 — (16)
HSBC Securities Inc 05/17/2021 INR 361,000 $ 4,791 82 (11)
HSBC Securities Inc 05/21/2021 RUB 729,000 $ 9,615 58 —
HSBC Securities Inc 05/21/2021 $ 31,569 ZAR 453,400 370 —
HSBC Securities Inc 05/21/2021 $ 16,026 MXN 319,600 277 —
HSBC Securities Inc 05/21/2021 $ 16,126 RUB 1,234,000 — (248)
JPMorgan Chase 05/10/2021 CNY 38,900 $ 5,997 10 —
JPMorgan Chase 05/17/2021 INR 3,870,000 $ 52,294 85 (257)
JPMorgan Chase 05/17/2021 $ 57,271 INR 4,276,000 136 (453)
JPMorgan Chase 05/20/2021 EUR 14,067 $ 17,010 2 (97)
JPMorgan Chase 05/20/2021 $ 59,298 EUR 49,219 109 —
JPMorgan Chase 05/21/2021 CZK 310,700 $ 14,452 — (3)
JPMorgan Chase 05/21/2021 ILS 82,500 $ 25,375 34 —
JPMorgan Chase 05/21/2021 PLN 47,800 $ 12,655 — (43)
JPMorgan Chase 05/21/2021 RUB 24,100 $ 321 — (1)
JPMorgan Chase 05/21/2021 KRW 21,500,000 $ 19,264 26 (15)
JPMorgan Chase 05/21/2021 $ 12,861 CNY 83,700 — (54)
JPMorgan Chase 05/21/2021 $ 18,662 PEN 68,700 497 —
JPMorgan Chase 05/21/2021 $ 12,365 COP 44,900,000 409 —
JPMorgan Chase 05/21/2021 $ 2,499 MXN 50,000 35 —
Total $ 2,140 $ (1,211)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Prague Interbank Offered Rate Receive 1.86% Annual Semiannual N/A 05/03/2031 CZK 339,000 $ 22 $ — $ 22
6 Month Warsaw Interbank Offered Rate Receive 1.40% Annual Semiannual N/A 02/09/2031 PLN 23,600 317 (2) 315
6 Month Warsaw Interbank Offered Rate Receive 1.40% Annual Semiannual N/A 02/09/2031 2,000 10 17 27
6 Month Warsaw Interbank Offered Rate Pay 1.40% Semiannual Annual N/A 02/09/2031 12,000 (86) (74) (160)
6 Month Warsaw Interbank Offered Rate Receive 1.40% Annual Semiannual N/A 02/09/2031 9,000 36 84 120
6 Month Warsaw Interbank Offered Rate Pay 0.65% Semiannual Annual N/A 06/16/2023 521,600 (103) (14) (117)
6 Month Warsaw Interbank Offered Rate Receive 1.90% Annual Semiannual N/A 06/16/2031 113,600 264 36 300
6 Month Warsaw Interbank Offered Rate Receive 1.40% Annual Semiannual N/A 02/09/2031 37,800 65 439 504
Total $ 525 $ 486 $ 1,011
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 05/19/2021
53,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 05/19/2021 $ 3,278 $ — $ 87 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 07/13/2021
35,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/14/2021 2,084 — 95 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 07/13/2021
12,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/14/2021 722 — 24 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 07/13/2021
46,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/14/2021 2,823 — 40 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 07/13/2021
50,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/14/2021 3,093 — 20 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 09/22/2021
98,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 09/22/2021 5,845 — 100 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 09/22/2021
85,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 09/22/2021 5,062 — 96 —
JPMorgan Chase Ghana Government
Bond, 17.6%,
02/21/2023
11,100,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/21/2023 1,925 — 65 —

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

Total Return Swaps (continued)
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
JPMorgan Chase Ghana Government
Bond, 17.6%,
02/21/2023
12,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/21/2023 $ 2,110 $ — $ 44 $ —
JPMorgan Chase Ghana Government
Bond, 17.6%,
02/21/2023
9,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/21/2023 1,615 — 2 —
JPMorgan Chase Ghana Government
Bond, 19.25%,
12/19/2023
14,200,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 12/19/2023 2,677 — 16 —
JPMorgan Chase Ghana Government
Bond, 19.25%,
12/19/2023
11,500,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 12/19/2023 2,173 — 10 —
JPMorgan Chase Ghana Government
Bond, 19.25%,
12/19/2023
6,300,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 12/19/2023 1,196 — — —
JPMorgan Chase Ghana Government
Bond, 19.50%,
07/09/2024
3,800,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/09/2024 691 — 32 —
Total $ — $ 631 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.54% Shares Held Value (000's)
Exchange-Traded Funds - 0.55%
Invesco Preferred ETF 8,946 $ 135
iShares iBoxx High Yield Corporate Bond ETF
(a)
55,000 4,809
iShares International Select Dividend ETF
(a)
118,864 3,852
SPDR Bloomberg Barclays High Yield Bond
ETF
(a)
40,000 4,369
WisdomTree Trust - WisdomTree International
High Dividend Fund ETP
121,320 4,841
WisdomTree US High Dividend Fund ETP
(a)
101,404 7,939
$ 25,945
Money Market Funds - 3.99%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
12,000,784 12,000
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
174,857,525 174,858
$ 186,858
TOTAL INVESTMENT COMPANIES $ 212,803
COMMON STOCKS - 38.00% Shares Held Value (000's)
Advertising - 0.02%
Dentsu Group Inc
(a)
34,700 $ 1,071
Aerospace & Defense - 0.62%
BAE Systems PLC 722,767 5,049
CAE Inc
(e)
82,500 2,584
Elbit Systems Ltd 1,203 165
General Dynamics Corp 21,980 4,181
HEICO Corp 26,296 3,703
Lockheed Martin Corp 12,237 4,657
Meggitt PLC
(e)
220,583 1,419
Northrop Grumman Corp 9,099 3,225
Thales SA 5,800 591
TransDigm Group Inc
(e)
5,664 3,476
$ 29,050
Agriculture - 0.80%
Altria Group Inc 238,769 11,401
British American Tobacco PLC 248,450 9,218
Imperial Brands PLC 565,362 11,784
Japan Tobacco Inc 271,100 5,086
$ 37,489
Airlines - 0.14%
Qantas Airways Ltd
(e)
412,705 1,565
SkyWest Inc
(e)
55,924 2,777
Wizz Air Holdings Plc
(e),(f)
28,835 1,952
$ 6,294
Apparel - 0.13%
Eclat Textile Co Ltd
(e)
118,000 2,259
Feng TAY Enterprise Co Ltd 281,000 2,080
Tapestry Inc
(e)
30,984 1,483
$ 5,822
Automobile Parts & Equipment - 0.24%
Allison Transmission Holdings Inc 64,990 2,695
Denso Corp 49,100 3,174
Gentex Corp 99,875 3,514
NGK Spark Plug Co Ltd 120,600 2,014
$ 11,397
Banks - 2.00%
Banca Mediolanum SpA 156,789 1,463
Banco Bilbao Vizcaya Argentaria SA 886,553 4,964
Bangkok Bank PCL 312,800 1,218
Bank Leumi Le-Israel BM
(e)
65,934 463
Bank of America Corp 79,799 3,234
Bank of East Asia Ltd/The 619,200 1,298
Bank of New York Mellon Corp/The 93,138 4,646
BDO Unibank Inc 903,030 1,931
BOC Hong Kong Holdings Ltd 880,000 3,094
Cathay General Bancorp 53,229 2,155
Chiba Bank Ltd/The 268,800 1,681
Citizens Financial Group Inc 80,722 3,736
Comerica Inc 42,680 3,208
Concordia Financial Group Ltd 617,900 2,323
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Cullen/Frost Bankers Inc 37,093 $ 4,453
DBS Group Holdings Ltd 68,700 1,540
Fukuoka Financial Group Inc 63,000 1,074
Goldman Sachs Group Inc/The 6,536 2,277
ICICI Bank Ltd ADR
(e)
122,182 1,992
Independent Bank Corp/MI 117,394 2,766
Israel Discount Bank Ltd
(e)
52,826 238
Mediobanca Banca di Credito Finanziario SpA
(e)
288,387 3,257
Mitsubishi UFJ Financial Group Inc 523,800 2,787
Mizrahi Tefahot Bank Ltd
(e)
6,366 179
Mizuho Financial Group Inc 201,400 2,835
Northern Trust Corp 41,308 4,701
Oversea-Chinese Banking Corp Ltd 173,800 1,589
Paragon Banking Group PLC 298,939 1,942
Popular Inc 47,850 3,539
Regions Financial Corp 180,688 3,939
Resona Holdings Inc 285,100 1,174
Shizuoka Bank Ltd/The 237,200 1,820
State Street Corp 52,439 4,402
Sumitomo Mitsui Financial Group Inc 90,900 3,193
Sumitomo Mitsui Trust Holdings Inc 79,900 2,723
TCF Financial Corp 59,184 2,694
TCS Group Holding PLC 21,053 1,218
Zions Bancorp NA 39,876 2,225
$ 93,971
Beverages - 0.16%
Coca-Cola European Partners PLC 11,517 655
Coca-Cola HBC AG
(e)
81,337 2,811
Constellation Brands Inc 8,729 2,098
Kirin Holdings Co Ltd 97,300 1,827
$ 7,391
Biotechnology - 0.02%
Mirati Therapeutics Inc
(e)
5,777 960
Building Materials - 0.78%
Armstrong World Industries Inc 14,766 1,531
Buzzi Unicem SpA 40,564 1,082
China Lesso Group Holdings Ltd 800,000 2,012
CRH PLC 57,367 2,707
Fortune Brands Home & Security Inc 18,537 1,946
Ibstock PLC
(f)
592,923 1,808
LafargeHolcim Ltd
(e)
104,189 6,429
Lennox International Inc 5,251 1,761
Martin Marietta Materials Inc 13,877 4,900
Masco Corp 59,296 3,788
Owens Corning 19,924 1,929
Vulcan Materials Co 22,745 4,054
Wienerberger AG 69,520 2,725
$ 36,672
Chemicals - 0.52%
Arkema SA 12,336 1,542
Brenntag SE 27,000 2,424
Celanese Corp 17,578 2,754
Denka Co Ltd 72,800 2,851
ICL Group Ltd 31,964 204
Kingboard Laminates Holdings Ltd 1,613,500 4,025
LANXESS AG 22,535 1,658
NewMarket Corp 7,062 2,448
Nissan Chemical Corp 18,400 946
Sherwin-Williams Co/The 4,906 1,344
Sumitomo Bakelite Co Ltd 38,100 1,543
Yara International ASA 5,801 302
Zeon Corp 150,000 2,392
$ 24,433
Commercial Services - 1.03%
Ashtead Group PLC 58,137 3,736
ATD New Holdings Inc
(e)
385,347 13,487
Automatic Data Processing Inc 16,134 3,017
Booz Allen Hamilton Holding Corp 29,158 2,419
Cengage Learning Holdings II Inc
(e)
34,465 663

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Cintas Corp 5,403 $ 1,865
Dai Nippon Printing Co Ltd 114,100 2,261
ManpowerGroup Inc 33,832 4,090
Omni Bridgeway Ltd 539,009 1,562
Quanta Services Inc 3,990 386
Robert Half International Inc 30,893 2,706
S&P Global Inc 3,420 1,335
Service Corp International/US 45,650 2,439
Sohgo Security Services Co Ltd 20,000 877
Toppan Printing Co Ltd 140,100 2,392
TransUnion 34,475 3,606
Triton International Ltd 32,732 1,642
$ 48,483
Computers - 0.59%
Accenture PLC - Class A 7,122 2,065
Amdocs Ltd 30,433 2,335
Apple Inc 7,444 979
Bechtle AG 4,382 892
Capgemini SE 16,053 2,942
Cognizant Technology Solutions Corp 22,254 1,789
Fujitsu Ltd 5,500 874
HP Inc 114,934 3,920
Itochu Techno-Solutions Corp 38,000 1,315
LG Corp 20,185 2,283
Logitech International SA 11,057 1,231
NetApp Inc 65,418 4,886
NSD Co Ltd 50,000 814
Obic Co Ltd 6,400 1,234
$ 27,559
Consumer Products - 0.13%
Clorox Co/The 17,874 3,262
Henkel AG & Co KGaA 30,296 3,010
$ 6,272
Cosmetics & Personal Care - 0.20%
Kao Corp 18,000 1,157
Procter & Gamble Co/The 27,662 3,691
Unilever PLC 77,570 4,544
$ 9,392
Distribution & Wholesale - 0.44%
Bunzl PLC 75,221 2,418
Fastenal Co 126,401 6,609
Marubeni Corp 296,600 2,470
Mitsubishi Corp 97,900 2,707
Seven Group Holdings Ltd
(a)
80,336 1,328
Sumitomo Corp 192,500 2,616
Toromont Industries Ltd 28,900 2,304
$ 20,452
Diversified Financial Services - 1.29%
Ameriprise Financial Inc 11,348 2,932
Apollo Global Management Inc 110,243 6,104
Cboe Global Markets Inc 22,084 2,305
Discover Financial Services 26,559 3,028
Hana Financial Group Inc 41,255 1,691
Hargreaves Lansdown PLC 177,769 4,221
Jefferies Financial Group Inc 102,870 3,344
LPL Financial Holdings Inc 32,746 5,131
Magellan Financial Group Ltd 90,224 3,361
Mastercard Inc 1,748 668
Mitsubishi HC Capital Inc 256,600 1,475
Nomura Holdings Inc 425,800 2,289
OneMain Holdings Inc 94,659 5,383
ORIX Corp 152,700 2,465
Raymond James Financial Inc 14,700 1,923
SEI Investments Co 30,652 1,883
Synchrony Financial 78,538 3,435
T Rowe Price Group Inc 18,276 3,275
Western Union Co/The 222,786 5,739
$ 60,652
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 3.66%
AGL Energy Ltd 725,764 $ 5,001
Alliant Energy Corp 249,305 14,003
Ameren Corp 158,799 13,473
CMS Energy Corp 216,209 13,922
Edison International 176,738 10,507
Enel SpA 975,000 9,681
Entergy Corp 98,510 10,766
Eversource Energy 65,320 5,632
Exelon Corp 165,000 7,415
Mercury NZ Ltd 23,268 115
Meridian Energy Ltd 43,767 167
NextEra Energy Inc 147,900 11,464
Northland Power Inc 51,200 1,764
NRG Energy Inc 122,680 4,394
Orsted AS
(f)
19,250 2,798
PG&E Corp
(e)
350,000 3,962
Public Service Enterprise Group Inc 215,452 13,608
Red Electrica Corp SA 395,320 7,257
Sempra Energy 43,265 5,952
Tohoku Electric Power Co Inc 297,200 2,625
Vistra Corp 242,253 4,087
WEC Energy Group Inc 115,383 11,212
Xcel Energy Inc 169,020 12,051
$ 171,856
Electrical Components & Equipment - 0.17%
Acuity Brands Inc 4,567 847
AMETEK Inc 25,125 3,390
Ecopro BM Co Ltd 12,259 1,985
Frencken Group Ltd 1,335,000 1,562
$ 7,784
Electronics - 0.25%
AEM Holdings Ltd 737,200 2,264
Allegion plc 14,441 1,941
Avnet Inc 77,391 3,399
Mycronic AB 40,009 1,181
Otsuka Corp 30,700 1,544
SYNNEX Corp 13,025 1,579
$ 11,908
Engineering & Construction - 0.63%
ACS Actividades de Construccion y Servicios SA 42,802 1,394
Bouygues SA
(a)
134,628 5,770
Frontken Corp Bhd 2,844,350 2,173
Frontken Corp Bhd - Warrants
(e)
868,850 —
Grupo Aeroportuario del Pacifico SAB de CV
(e)
149,200 1,536
HOCHTIEF AG
(a)
94,854 8,895
Kyowa Exeo Corp 46,900 1,248
Obayashi Corp 250,400 2,291
Skanska AB 58,543 1,585
SPIE SA 115,659 2,923
Sydney Airport
(e)
350,885 1,669
$ 29,484
Entertainment - 0.21%
Entain PLC
(e)
134,113 3,135
Genting Singapore Ltd 2,166,700 1,405
Kindred Group PLC 100,002 1,721
Vail Resorts Inc
(e)
10,568 3,437
$ 9,698
Food - 0.98%
Calbee Inc 41,800 1,003
Chocoladefabriken Lindt & Spruengli AG - PC
(e)
394 3,657
Chocoladefabriken Lindt & Spruengli AG - REG
(e)
35 3,460
Coles Group Ltd 200,049 2,512
Empire Co Ltd 47,600 1,497
Etablissements Franz Colruyt NV 34,206 2,028
ICA Gruppen AB 56,410 2,600
Kesko Oyj 126,934 3,865
Koninklijke Ahold Delhaize NV 179,513 4,831
Kroger Co/The 90,068 3,291

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Loblaw Cos Ltd 39,700 $ 2,204
MEIJI Holdings Co Ltd 22,200 1,378
Metro Inc/CN 38,600 1,769
Mondelez International Inc 56,674 3,446
Mowi ASA 14,631 361
Nissin Foods Holdings Co Ltd 11,000 779
Orkla ASA 25,001 255
Seven & i Holdings Co Ltd 39,600 1,710
Toyo Suisan Kaisha Ltd 25,500 1,040
Tyson Foods Inc 50,434 3,906
Yakult Honsha Co Ltd 11,600 565
$ 46,157
Forest Products & Paper - 0.02%
West Fraser Timber Co Ltd 12,400 957
Gas - 0.99%
Atmos Energy Corp 142,471 14,759
Enagas SA 391,006 8,512
Hong Kong & China Gas Co Ltd 1,009,000 1,618
NiSource Inc 547,447 14,245
Southwest Gas Holdings Inc 106,542 7,428
$ 46,562
Hand & Machine Tools - 0.12%
Snap-on Inc 14,950 3,552
Techtronic Industries Co Ltd 121,500 2,205
$ 5,757
Healthcare - Products - 0.21%
Carl Zeiss Meditec AG 7,190 1,267
Fisher & Paykel Healthcare Corp Ltd 19,638 506
GN Store Nord AS 18,791 1,695
Smith & Nephew PLC 112,983 2,445
STERIS PLC 18,905 3,989
$ 9,902
Healthcare - Services - 0.42%
Anthem Inc 5,517 2,093
Chemed Corp 902 430
Encompass Health Corp 14,936 1,268
Fresenius Medical Care AG & Co KGaA 32,532 2,591
Fresenius SE & Co KGaA 59,652 2,932
Humana Inc 2,314 1,030
ICON PLC
(e)
6,823 1,480
NMC Health PLC
(e),(g)
9,858 —
Pharmaron Beijing Co Ltd
(f)
95,100 1,964
Quest Diagnostics Inc 9,532 1,257
Ryman Healthcare Ltd 13,665 138
Sonic Healthcare Ltd 65,606 1,813
UnitedHealth Group Inc 5,841 2,329
Universal Health Services Inc 1,704 253
$ 19,578
Holding Companies - Diversified - 0.13%
CK Hutchison Holdings Ltd 345,500 2,824
Jardine Matheson Holdings Ltd 12,157 816
Swire Pacific Ltd 287,500 2,316
$ 5,956
Home Builders - 0.35%
DR Horton Inc 16,944 1,665
Lennar Corp - A Shares 14,543 1,507
Lennar Corp - B Shares 22,873 1,843
Persimmon PLC 54,622 2,363
PulteGroup Inc 71,831 4,246
Sekisui House Ltd 137,500 2,785
Toll Brothers Inc 32,455 2,035
$ 16,444
Home Furnishings - 0.13%
Howden Joinery Group PLC 151,665 1,694
Sony Group Corp 2,700 270
Targus Group International Inc
(e),(g)
75,880 4
Whirlpool Corp 18,099 4,280
$ 6,248
COMMON STOCKS (continued) Shares Held Value (000’s)
Housewares - 0.13%
Newell Brands Inc 228,721 $ 6,166
Insurance - 2.88%
Aflac Inc 68,088 3,658
Allianz SE 21,449 5,569
Allstate Corp/The 25,377 3,218
American Financial Group Inc/OH 22,594 2,776
Arthur J Gallagher & Co 34,225 4,961
ASR Nederland NV 91,619 4,002
Assurant Inc 22,678 3,529
Axis Capital Holdings Ltd 86,251 4,813
Everest Re Group Ltd 14,152 3,919
Fairfax Financial Holdings Ltd 5,500 2,513
Fidelity National Financial Inc 180,331 8,226
First American Financial Corp 86,082 5,552
Gjensidige Forsikring ASA 6,658 151
Great-West Lifeco Inc 192,800 5,590
Hanover Insurance Group Inc/The 52,183 7,217
Hartford Financial Services Group Inc/The 68,849 4,541
Insurance Australia Group Ltd 552,242 2,081
Kemper Corp 28,241 2,205
Manulife Financial Corp 203,100 4,435
MGIC Investment Corp 216,011 3,292
NN Group NV 66,834 3,334
PICC Property & Casualty Co Ltd 2,358,000 2,308
Primerica Inc 11,178 1,786
Progressive Corp/The 7,228 728
Prudential Financial Inc 79,004 7,929
QBE Insurance Group Ltd 149,595 1,132
Qualitas Controladora SAB de CV 422,300 2,298
Reinsurance Group of America Inc 25,024 3,266
Sompo Holdings Inc 60,800 2,260
Sun Life Financial Inc 68,500 3,695
Swiss Life Holding AG 6,257 3,049
Swiss Re AG 105,934 9,835
T&D Holdings Inc 139,400 1,711
Travelers Cos Inc/The 21,253 3,287
Unum Group 217,084 6,135
$ 135,001
Internet - 0.33%
21Vianet Group Inc ADR
(e)
30,662 856
CDW Corp/DE 8,463 1,509
Cogent Communications Holdings Inc 109,656 8,280
eBay Inc 27,680 1,544
Trend Micro Inc/Japan 38,100 1,814
United Internet AG 33,511 1,409
$ 15,412
Investment Companies - 0.04%
SIMPAR SA 254,500 2,006
Iron & Steel - 0.70%
Fortescue Metals Group Ltd 235,279 4,070
Reliance Steel & Aluminum Co 50,468 8,091
Specialty Steel Holdings, Inc.
(e),(g)
87 18,245
Steel Dynamics Inc 44,616 2,419
$ 32,825
Leisure Products & Services - 0.07%
Brunswick Corp/DE 17,433 1,868
Flight Centre Travel Group Ltd
(e)
117,319 1,504
$ 3,372
Lodging - 0.11%
Choice Hotels International Inc 3,792 432
City Developments Ltd 88,600 524
Hyatt Hotels Corp
(e)
35,992 2,963
Melco Resorts & Entertainment Ltd ADR
(e)
12,097 233
Travel + Leisure Co 12,830 828
$ 4,980

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0.07%
Mitsubishi Electric Corp 95,500 $ 1,472
Oshkosh Corp 14,975 1,863
$ 3,335
Machinery - Diversified - 0.32%
Cognex Corp 32,183 2,772
Daifuku Co Ltd 8,200 811
Dover Corp 34,741 5,183
GEA Group AG 46,824 2,056
Husqvarna AB 159,306 2,218
Miura Co Ltd 39,400 2,067
$ 15,107
Media - 0.56%
Altice USA Inc
(e)
160,291 5,820
Charter Communications Inc
(e)
7,873 5,302
Nexstar Media Group Inc 16,797 2,476
Quebecor Inc 86,300 2,320
Schibsted ASA - A Shares 2,517 126
Shaw Communications Inc 255,000 7,386
ViacomCBS Inc - Class A
(a)
31,029 1,403
World Wrestling Entertainment Inc 26,252 1,447
$ 26,280
Metal Fabrication & Hardware - 0.12%
Rexnord Corp 67,466 3,369
SKF AB 86,628 2,238
$ 5,607
Mining - 0.93%
Arctic Canadian Diamond Co Ltd
(e),(g)
6,589 1,502
Barrick Gold Corp 89,400 1,905
Evolution Mining Ltd 704,829 2,496
Impala Platinum Holdings Ltd 113,604 2,123
Kirkland Lake Gold Ltd 50,900 1,891
Lundin Mining Corp 143,600 1,735
Newcrest Mining Ltd 55,916 1,143
Newmont Corp 46,938 2,929
Norsk Hydro ASA 44,765 285
Northern Star Resources Ltd 126,726 1,018
OZ Minerals Ltd 94,147 1,718
Real Alloy Holding Inc
(e),(g)
362 15,479
Rio Tinto Ltd 27,199 2,528
Rio Tinto PLC 56,641 4,744
Yamana Gold Inc 437,500 2,004
$ 43,500
Miscellaneous Manufacturers - 0.29%
A O Smith Corp 37,879 2,566
Carlisle Cos Inc 13,130 2,516
Elite Material Co Ltd 327,000 2,066
Trelleborg AB 65,348 1,700
Utex Industries
(e)
120,675 4,616
Utex Industries - Warrants
(e),(h)
53,725 —
$ 13,464
Oil & Gas - 0.77%
Aker BP ASA 78,308 2,230
Cabot Oil & Gas Corp 155,856 2,598
Canadian Natural Resources Ltd 164,700 4,999
DCC PLC 32,372 2,809
ENEOS Holdings Inc 655,900 2,821
EOG Resources Inc 48,052 3,539
Equinor ASA 32,531 657
Galp Energia SGPS SA 724,362 8,341
Marathon Oil Corp 152,340 1,715
Pioneer Natural Resources Co 24,221 3,726
SandRidge Energy Inc
(e)
286 1
SandRidge Energy Inc - Warrants
(e)
248 —
SandRidge Energy Inc - Warrants
(e)
104 —
Santos Ltd 507,453 2,694
$ 36,130
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0.10%
DS Smith PLC 241,558 $ 1,404
Westrock Co 59,411 3,312
$ 4,716
Pharmaceuticals - 1.03%
AbbVie Inc 55,665 6,207
AmerisourceBergen Corp 22,405 2,706
Bristol-Myers Squibb Co 65,305 4,076
Grifols SA 60,266 1,632
Hikma Pharmaceuticals PLC 55,307 1,864
Ipsen SA 17,870 1,728
McKesson Corp 7,708 1,446
Novartis AG 63,245 5,397
Novo Nordisk A/S 118,391 8,733
Orion Oyj 115,939 5,132
Recordati Industria Chimica e Farmaceutica SpA 51,232 2,823
Santen Pharmaceutical Co Ltd 85,600 1,096
Shionogi & Co Ltd 23,700 1,249
Ship Healthcare Holdings Inc
(a)
81,600 2,139
Sumitomo Dainippon Pharma Co Ltd 64,500 1,120
Zoetis Inc 4,709 815
$ 48,163
Pipelines - 0.08%
Keyera Corp 68,100 1,557
ONEOK Inc 42,677 2,234
$ 3,791
Private Equity - 0.22%
Centuria Capital Group
(a)
450,946 926
Intermediate Capital Group PLC 125,801 3,798
KKR & Co Inc 95,796 5,420
$ 10,144
Real Estate - 0.89%
Azrieli Group Ltd 1,926 135
Castellum AB 72,990 1,777
CBRE Group Inc
(e)
49,127 4,186
CK Asset Holdings Ltd 377,000 2,360
Daito Trust Construction Co Ltd 25,700 2,733
Echo Investment SA
(a),(e)
56,460 63
ESR Cayman Ltd
(e),(f)
122,200 417
ESR Kendall Square REIT Co Ltd
(e)
117,709 682
Fabege AB 38,779 578
Hongkong Land Holdings Ltd 528,219 2,613
Hysan Development Co Ltd 578,000 2,176
LEG Immobilien SE 8,514 1,185
Midea Real Estate Holding Ltd
(f)
482,200 1,097
Mitsubishi Estate Co Ltd 173,800 2,861
Mitsui Fudosan Co Ltd 67,770 1,473
New World Development Co Ltd 496,395 2,627
Sun Hung Kai Properties Ltd 289,000 4,347
Swire Properties Ltd 633,800 1,891
TAG Immobilien AG 68,231 2,110
Vonovia SE 73,374 4,821
Wihlborgs Fastigheter AB 32,353 661
Zhongliang Holdings Group Co Ltd 1,174,000 785
$ 41,578
REITs - 5.54%
Agree Realty Corp 7,812 550
AIMS APAC REIT 745,690 785
Alexandria Real Estate Equities Inc 14,770 2,675
Allied Properties Real Estate Investment Trust 25,800 895
alstria office REIT-AG 50,610 906
American Assets Trust Inc 22,289 781
American Homes 4 Rent 94,094 3,485
American Tower Corp 49,425 12,592
Apartment Income REIT Corp 41,282 1,864
ARA LOGOS Logistics Trust 385,401 224
Arena REIT 393,065 979
Assura PLC 409,346 421
AvalonBay Communities Inc 18,824 3,614
Big Yellow Group PLC 41,442 686

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Blackstone Mortgage Trust Inc 132,213 $ 4,296
Brandywine Realty Trust 837,586 11,332
Broadstone Net Lease Inc 68,235 1,377
Camden Property Trust 34,316 4,134
CapitaLand Integrated Commercial Trust 623,700 1,006
CareTrust REIT Inc 126,225 3,052
Centuria Industrial REIT 191,382 513
Centuria Office REIT 64,110 109
Charter Hall Group 65,218 704
City Office REIT Inc 31,897 349
CoreSite Realty Corp 108,005 13,121
Cousins Properties Inc 30,304 1,111
Covivio 8,073 720
CRE Logistics REIT Inc 617 1,021
Cromwell European Real Estate Investment Trust 2,282,900 1,306
CubeSmart 62,765 2,657
CyrusOne Inc 11,422 832
Daiwa Office Investment Corp 94 679
Dexus 191,496 1,503
Douglas Emmett Inc 7,845 263
Dream Industrial Real Estate Investment Trust 235,830 2,615
Duke Realty Corp 56,797 2,642
Equinix Inc 10,891 7,850
Essex Property Trust Inc 24,488 7,114
Far East Hospitality Trust 628,430 297
First Industrial Realty Trust Inc 82,793 4,121
Gecina SA 5,684 832
GLP J-Reit
(e)
1,334 2,238
Goodman Group 112,344 1,638
Granite Real Estate Investment Trust 13,400 858
Healthcare Trust of America Inc 69,852 2,052
Highwoods Properties Inc 190,719 8,542
Independence Realty Trust Inc 279,694 4,710
Industrial & Infrastructure Fund Investment Corp 1,088 1,970
Industrial Logistics Properties Trust 155,163 3,848
Ingenia Communities Group 168,128 685
Inmobiliaria Colonial Socimi SA 68,407 694
Invitation Homes Inc 143,026 5,014
Irish Residential Properties REIT PLC 349,063 682
Irongate Group 325,406 350
Keppel DC REIT 716,600 1,447
Klepierre SA 544,727 14,457
Lendlease Global Commercial REIT 449,500 275
Link REIT 390,400 3,683
Mapletree Industrial Trust 284,700 604
Mapletree Logistics Trust 584,822 873
Merlin Properties Socimi SA 161,287 1,783
MGM Growth Properties LLC 82,277 2,964
Minto Apartment Real Estate Investment Trust
(f)
26,016 462
Mitsui Fudosan Logistics Park Inc 266 1,377
Mori Hills REIT Investment Corp 344 499
New Residential Investment Corp 213,422 2,288
NewRiver REIT PLC
(e)
158,343 222
NexPoint Residential Trust Inc 38,528 1,933
Nippon Accommodations Fund Inc 280 1,661
Nomura Real Estate Master Fund Inc 1,417 2,239
NSI NV 25,065 1,019
Paramount Group Inc 574,897 6,100
Park Hotels & Resorts Inc
(e)
82,133 1,832
Plymouth Industrial REIT Inc 57,898 1,079
Primary Health Properties PLC 207,186 433
Prologis Inc 69,044 8,046
Rexford Industrial Realty Inc 19,330 1,074
Sabra Health Care REIT Inc 129,607 2,355
SBA Communications Corp 60,712 18,197
Segro PLC 158,305 2,199
Sekisui House Reit Inc 1,633 1,359
Simon Property Group Inc 6,027 734
STAG Industrial Inc 85,655 3,127
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
STORE Capital Corp 176,982 $ 6,335
Summit Industrial Income REIT 149,249 1,895
Sun Communities Inc 30,949 5,163
Sunstone Hotel Investors Inc
(e)
65,350 860
Tritax Big Box REIT PLC 613,378 1,612
UNITE Group PLC/The 63,068 1,015
United Urban Investment Corp 1,185 1,769
VICI Properties Inc 241,501 7,656
Welltower Inc 59,252 4,446
Weyerhaeuser Co 24,577 953
WPT Industrial Real Estate Investment Trust 276,391 4,632
$ 259,951
Retail - 1.19%
Advance Auto Parts Inc 5,191 1,039
Alimentation Couche-Tard Inc 21,100 715
Best Buy Co Inc 40,917 4,757
Bloomin' Brands Inc
(e)
102,143 3,228
Caleres Inc 127,708 2,977
Canadian Tire Corp Ltd
(a)
19,800 3,156
China Meidong Auto Holdings Ltd 232,000 1,157
Cosmos Pharmaceutical Corp 1,600 230
Darden Restaurants Inc 11,460 1,681
Dick's Sporting Goods Inc 32,764 2,706
Dollar General Corp 5,381 1,155
Domino's Pizza Inc 3,466 1,464
Genuine Parts Co 38,000 4,749
Home Depot Inc/The 12,000 3,884
Lowe's Cos Inc 12,028 2,360
Marui Group Co Ltd 75,200 1,413
Nu Skin Enterprises Inc 76,686 4,054
Pan Pacific International Holdings Corp 15,900 343
Ruth's Hospitality Group Inc
(e)
148,781 3,885
Shimamura Co Ltd 11,600 1,148
Sundrug Co Ltd 28,300 964
Tractor Supply Co 8,822 1,664
Tsuruha Holdings Inc 6,200 717
USS Co Ltd 91,700 1,664
Welcia Holdings Co Ltd 15,300 477
WH Smith PLC
(e)
60,556 1,513
Williams-Sonoma Inc 15,639 2,670
$ 55,770
Savings & Loans - 0.12%
People's United Financial Inc 298,708 5,416
Semiconductors - 0.49%
Advantest Corp 6,800 643
Broadcom Inc 8,068 3,681
CMC Materials Inc 11,073 2,031
Entegris Inc 30,857 3,474
Intel Corp 48,339 2,781
Microchip Technology Inc 27,296 4,102
SiTime Corp
(e)
25,235 2,336
Tokai Carbon Korea Co Ltd 12,355 2,163
Tokyo Ohka Kogyo Co Ltd 26,200 1,736
$ 22,947
Shipbuilding - 0.09%
Huntington Ingalls Industries Inc 18,721 3,975
Software - 0.40%
Cerner Corp 21,220 1,593
Concentrix Corp
(e)
13,022 2,023
Jack Henry & Associates Inc 10,417 1,696
Nemetschek SE 9,184 685
Nexon Co Ltd 3,000 99
Oracle Corp 30,797 2,334
Skillsoft - Class A
(e),(g)
36,933 6,094
SS&C Technologies Holdings Inc 17,169 1,274
TIS Inc 41,300 1,025
Tyler Technologies Inc
(e)
4,789 2,035
WiseTech Global Ltd 3,451 83
$ 18,941

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Storage & Warehousing - 0.03%
Safestore Holdings PLC 114,077 $ 1,343
Telecommunications - 2.11%
Accton Technology Corp 193,000 2,185
AT&T Inc 356,890 11,210
BCE Inc 131,200 6,202
Cisco Systems Inc/Delaware 95,486 4,861
Hikari Tsushin Inc 6,500 1,308
KDDI Corp 72,400 2,189
Motorola Solutions Inc 9,661 1,819
Orange SA 587,024 7,310
Proximus SADP
(a)
356,852 7,603
RichWave Technology Corp
(e)
92,000 1,769
SoftBank Corp 268,700 3,464
Spark New Zealand Ltd 62,752 198
Swisscom AG 13,838 7,513
Tele2 AB
(a)
598,932 7,736
Telefonica Deutschland Holding AG 3,104,501 9,022
Telenor ASA 23,293 415
Telephone and Data Systems Inc 283,569 6,516
T-Mobile US Inc
(e)
72,700 9,606
Ubiquiti Inc 1,970 562
Vodafone Group PLC 3,949,405 7,453
$ 98,941
Toys, Games & Hobbies - 0.03%
Nintendo Co Ltd 2,500 1,434
Transportation - 0.68%
Aurizon Holdings Ltd 1,466,769 4,220
Deutsche Post AG 60,841 3,583
DSV PANALPINA A/S 5,152 1,148
Expeditors International of Washington Inc 16,455 1,808
Knight-Swift Transportation Holdings Inc 22,887 1,078
Old Dominion Freight Line Inc 1,745 450
Poste Italiane SpA
(f)
188,113 2,463
PostNL NV 525,183 2,743
Ryder System Inc 65,094 5,197
Sankyu Inc 51,000 2,177
Schneider National Inc 64,864 1,572
SITC International Holdings Co Ltd 752,000 2,865
Union Pacific Corp 12,210 2,712
$ 32,016
Water - 0.30%
American Water Works Co Inc 90,900 14,180
TOTAL COMMON STOCKS $ 1,782,142
CONVERTIBLE PREFERRED STOCKS
- 0.06% Shares Held Value (000's)
Banks - 0.03%
Wells Fargo & Co 7.50%
(i)
1,100 $ 1,577
REITs - 0.03%
RPT Realty 7.25%
(i)
20,800 1,191
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,768
PREFERRED STOCKS - 1.37% Shares Held Value (000's)
Banks - 0.36%
AgriBank FCB 6.88%, 01/01/2024
(i)
33,000 $ 3,580
3 Month USD LIBOR + 4.23%
Fifth Third Bancorp 6.63%, 12/31/2023
(i)
64,638 1,827
3 Month USD LIBOR + 3.71%
Huntington Bancshares Inc/OH 6.25%,
07/15/2021
(i)
37,949 962
KeyCorp 6.13%, 12/15/2026
(i)
37,040 1,111
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(a),(i)
60,000 1,716
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(i)
3,727 101
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(i)
19,390 508
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(a),(i)
37,100 1,021
3 Month USD LIBOR + 3.15%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
State Street Corp 5.35%, 03/15/2026
(i)
2,639 $ 77
3 Month USD LIBOR + 3.71%
State Street Corp 5.90%, 03/15/2024
(i)
63,900 1,805
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(i)
6,591 176
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
US Bancorp 6.50%, 01/15/2022
(i)
3,000 78
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(i)
119,724 3,351
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 06/15/2022
(i)
3,057 81
Wells Fargo & Co 6.63%, 03/15/2024
(i)
9,818 285
3 Month USD LIBOR + 3.69%
$ 16,679
Consumer Products - 0.06%
Henkel AG & Co KGaA 1.85% 24,794 2,848
Diversified Financial Services - 0.02%
Affiliated Managers Group Inc 5.88%,
03/30/2059
5,000 138
Charles Schwab Corp/The 6.00%, 06/01/2021
(i)
32,242 817
$ 955
Electric - 0.31%
Alabama Power Co 5.00%, 10/01/2022
(i)
64,024 1,702
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,386
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 188,623 5,193
Dominion Energy Inc 5.25%, 07/30/2076 51,261 1,298
DTE Energy Co 5.25%, 12/01/2077 35,000 915
Duke Energy Corp 5.75%, 06/15/2024
(i)
6,332 177
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
107,104 3,028
Southern Co/The 5.25%, 12/01/2077 30,863 824
$ 14,523
Food - 0.02%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(i)
10,000 1,015
Insurance - 0.09%
Arch Capital Group Ltd 5.25%, 09/29/2021
(i)
17,403 442
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
61,400 1,633
3 Month USD LIBOR + 5.60%
Voya Financial Inc 5.35%, 09/15/2029
(i)
77,600 2,202
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 4,277
Pipelines - 0.02%
Enbridge Inc 6.38%, 04/15/2078 37,405 991
3 Month USD LIBOR + 3.59%
REITs - 0.23%
Equity Residential 8.29%, 12/10/2026
(i)
20,702 1,320
Kimco Realty Corp 5.25%, 12/20/2022
(i)
17,419 464
Prologis Inc 8.54%, 11/13/2026
(i)
84,685 5,792
Public Storage 5.60%, 03/11/2024
(i)
38,030 1,077
Vornado Realty Trust 5.25%, 11/24/2025
(i)
80,000 2,127
$ 10,780
Savings & Loans - 0.01%
People's United Financial Inc 5.63%, 12/15/2026
(i)
21,629 595
3 Month USD LIBOR + 4.02%
Sovereign - 0.25%
CoBank ACB 1.37%, 07/10/2022
(f),(i)
8,000 5,280
3 Month USD LIBOR + 1.18%
CoBank ACB 6.20%, 01/01/2025
(i)
7,000 753
3 Month USD LIBOR + 3.74%

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Sovereign (continued)
CoBank ACB 6.25%, 10/01/2022
(i)
51,000 $ 5,457
3 Month USD LIBOR + 4.56%
$ 11,490
TOTAL PREFERRED STOCKS $ 64,153
BONDS - 48.94%
Principal
Amount (000's) Value (000's)
Advertising - 0.19%
Clear Channel Outdoor Holdings Inc
7.75%, 04/15/2028
(f)
$ 1,990 $ 2,049
Lamar Media Corp
4.88%, 01/15/2029 1,475 1,552
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(f)
475 470
5.00%, 08/15/2027
(f)
4,725 4,873
$ 8,944
Aerospace & Defense - 0.28%
Leonardo SpA
4.88%, 03/24/2025 EUR 500 690
TransDigm Inc
4.63%, 01/15/2029
(f)
$ 1,000 985
5.50%, 11/15/2027 7,850 8,169
7.50%, 03/15/2027 2,450 2,624
TransDigm UK Holdings PLC
6.88%, 05/15/2026 525 552
$ 13,020
Agriculture - 0.05%
Altria Group Inc
3.13%, 06/15/2031 EUR 500 680
Philip Morris International Inc
6.38%, 05/16/2038 $ 600 838
Tereos Finance Groupe I SA
4.13%, 06/16/2023 EUR 600 729
$ 2,247
Airlines - 0.20%
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
$ 1,550 1,661
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(f)
3,025 3,322
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
1,950 2,060
International Consolidated Airlines Group SA
1.50%, 07/04/2027 EUR 1,700 1,850
United Airlines Inc
4.63%, 04/15/2029
(f)
$ 500 519
$ 9,412
Apparel - 0.01%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 249
Automobile Manufacturers - 1.13%
Ford Motor Co
7.45%, 07/16/2031 $ 3,980 5,119
9.63%, 04/22/2030 17,300 24,264
Ford Motor Credit Co LLC
2.90%, 02/16/2028 1,750 1,715
3.82%, 11/02/2027 500 513
4.00%, 11/13/2030 2,975 3,038
4.13%, 08/04/2025 600 632
4.13%, 08/17/2027 3,540 3,700
4.27%, 01/09/2027 600 630
4.54%, 08/01/2026 7,250 7,785
5.11%, 05/03/2029 925 1,010
General Motors Financial Co Inc
5.20%, 03/20/2023 1,450 1,570
Hyundai Capital America
1.25%, 09/18/2023
(f)
1,300 1,311
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Renault SA
1.13%, 10/04/2027 EUR 500 $ 558
Tesla Inc
5.30%, 08/15/2025
(f)
$ 600 622
Uzauto Motors AJ
4.85%, 05/04/2026
(f),(j)
360 361
$ 52,828
Automobile Parts & Equipment - 0.32%
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 1,100 1,495
Goodyear Tire & Rubber Co/The
5.00%, 05/31/2026 $ 500 513
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(f)
5,065 5,240
Weichai International Hong Kong Energy Group
Co Ltd
3.75%, 09/14/2022
(i),(k)
2,700 2,734
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%
Wheel Pros Inc
6.50%, 05/15/2029
(f),(j)
4,820 4,826
$ 14,808
Banks - 5.24%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(i),(k),(l)
2,600 3,043
USD Swap Rate NY 5 Year + 5.17%
Banco BPM SpA
1.63%, 02/18/2025 EUR 1,000 1,211
Banco de Sabadell SA
5.38%, 12/12/2028
(k)
1,700 2,235
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%
Banco do Brasil SA/Cayman
6.25%, 04/15/2024
(i),(k),(l)
$ 3,550 3,510
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco do Estado do Rio Grande do Sul SA
5.38%, 01/28/2031
(f),(k),(l)
390 382
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.93%
Banco GNB Sudameris SA
7.50%, 04/16/2031
(f),(k),(l)
700 720
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.66%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 09/27/2024
(f),(i),(k),(l)
625 658
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 09/27/2024
(i),(k),(l)
3,000 3,157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.50%, 06/27/2029
(f),(i),(k),(l)
900 997
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 5.47%
Bancolombia SA
4.63%, 12/18/2029
(k),(l)
3,731 3,761
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Banistmo SA
4.25%, 07/31/2027
(f)
950 1,009
Bank of America Corp
1.78%, 05/04/2027
(k)
EUR 1,200 1,551
3 Month Euro Interbank Offered Rate +
1.20%
6.30%, 03/10/2026
(i),(k)
$ 12,715 14,873
3 Month USD LIBOR + 4.55%

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(i),(k)
$ 6,088 $ 6,347
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.70%, 09/20/2025
(i),(k)
7,050 7,773
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/2025
(f)
1,060 993
Barclays PLC
5.20%, 05/12/2026 500 567
BBVA Bancomer SA/Texas
5.88%, 09/13/2034
(f),(k),(l)
650 710
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.31%
BNP Paribas SA
7.37%, 08/19/2025
(f),(i),(k),(l)
8,000 9,335
USD Swap Semi-Annual 5 Year + 5.15%
BOS Funding Ltd
4.00%, 09/18/2024 2,950 3,070
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 2,025 1,785
CIT Group Inc
6.13%, 03/09/2028 $ 295 358
Citigroup Inc
0.50%, 10/08/2027
(k)
EUR 1,300 1,572
3 Month Euro Interbank Offered Rate +
0.96%
3.88%, 02/18/2026
(i),(k)
$ 500 501
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(i),(k)
13,000 13,166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
Citizens Financial Group Inc
5.65%, 10/06/2025
(i),(k)
2,100 2,323
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Credit Agricole SA
7.88%, 01/23/2024
(f),(i),(k),(l)
6,000 6,780
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(f),(i),(k),(l)
6,800 8,236
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 1,600 1,707
Credit Suisse Group AG
7.50%, 12/11/2023
(i),(k),(l)
3,000 3,300
USD Swap Semi-Annual 5 Year + 4.60%
Ecobank Transnational Inc
9.50%, 04/18/2024 2,100 2,251
Emirates Development Bank PJSC
3.52%, 03/06/2024 2,900 3,088
Fifth Third Bancorp
8.25%, 03/01/2038 400 661
FirstRand Bank Ltd
6.25%, 04/23/2028
(k)
550 578
USD Swap Semi-Annual 5 Year + 3.56%
Goldman Sachs Group Inc/The
4.22%, 05/01/2029
(k)
1,450 1,639
3 Month USD LIBOR + 1.30%
4.95%, 02/10/2025
(i),(k)
13,020 13,997
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(i),(k)
1,000 1,092
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(i),(k)
$ 5,300 $ 8,714
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
4.38%, 11/23/2026 1,100 1,235
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(i),(k)
5,200 5,560
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(i),(k)
5,000 5,820
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.00%, 04/11/2028
(k)
EUR 1,000 1,265
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.85%
6.50%, 04/16/2025
(i),(k),(l)
$ 2,500 2,780
USD Swap Semi-Annual 5 Year + 4.45%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 3,532 3,479
Intesa Sanpaolo SpA
1.75%, 04/12/2023 EUR 1,200 1,491
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(f),(i),(k),(l)
$ 1,000 1,015
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
6.13%, 12/12/2022
(i),(k),(l)
2,750 2,791
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
JPMorgan Chase & Co
1.09%, 03/11/2027
(k)
EUR 1,200 1,502
3 Month Euro Interbank Offered Rate +
0.76%
4.01%, 08/01/2021
(i)
$ 7,745 7,783
3 Month USD LIBOR + 3.80%
6.75%, 02/01/2024
(i),(k)
6,200 6,890
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 1,016
Lloyds Bank PLC
13.00%, 01/22/2029
(i),(k)
GBP 400 975
Generic Britain 5 Year Government Bond
+ 13.40%
Lloyds Banking Group PLC
0.63%, 01/15/2024
(k)
EUR 1,300 1,582
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
M&T Bank Corp
5.00%, 08/01/2024
(i),(k)
$ 2,685 2,856
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Morgan Stanley
2.63%, 03/09/2027 GBP 1,150 1,696
National Australia Bank Ltd/New York
2.50%, 07/12/2026 $ 1,450 1,539
Noor Sukuk Co Ltd
4.47%, 04/24/2023 700 744
Nordea Bank Abp
0.50%, 05/14/2027 EUR 1,000 1,231
6.63%, 03/26/2026
(a),(i),(k),(l)
$ 1,000 1,157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(f)
6,005 6,005
QNB Finansbank AS
4.88%, 05/19/2022 1,000 1,014
6.88%, 09/07/2024
(f)
1,300 1,377

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Regions Financial Corp
5.75%, 06/15/2025
(i),(k)
$ 2,500 $ 2,787
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(k)
1,400 1,537
3 Month USD LIBOR + 1.40%
Societe Generale SA
7.88%, 12/18/2023
(f),(i),(k),(l)
6,000 6,715
USD Swap Semi-Annual 5 Year + 4.98%
Standard Chartered PLC
5.70%, 03/26/2044
(f)
400 501
7.75%, 04/02/2023
(f),(i),(k),(l)
8,000 8,745
USD Swap Semi-Annual 5 Year + 5.72%
SVB Financial Group
4.10%, 02/15/2031
(i),(k)
1,000 1,007
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
Truist Financial Corp
4.80%, 09/01/2024
(i),(k)
12,300 13,020
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(i),(k)
1,000 1,100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/2026
(f)
540 540
UBS Group AG
6.88%, 08/07/2025
(i),(k),(l)
3,000 3,409
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
Wells Fargo & Co
3.90%, 03/15/2026
(i),(k)
2,000 2,045
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.87%, 06/15/2025
(i),(k)
2,583 2,877
3 Month USD LIBOR + 3.99%
Wells Fargo Bank NA
6.60%, 01/15/2038 600 860
Yapi ve Kredi Bankasi AS
7.88%, 01/22/2031
(f),(k)
225 227
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.42%
$ 245,823
Beverages - 0.06%
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 650 848
2.00%, 03/17/2028 500 672
Constellation Brands Inc
3.75%, 05/01/2050 $ 650 686
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 700 706
$ 2,912
Building Materials - 0.02%
Standard Industries Inc/NJ
4.75%, 01/15/2028
(f)
1,015 1,047
Chemicals - 0.46%
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 489
Braskem America Finance Co
7.13%, 07/22/2041
(f)
$ 850 990
Braskem Idesa SAPI
7.45%, 11/15/2029
(f)
2,000 2,026
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(f)
1,780 1,809
CF Industries Inc
5.15%, 03/15/2034 1,640 1,919
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
ICL Group Ltd
6.38%, 05/31/2038
(f)
$ 850 $ 1,071
INEOS Finance PLC
2.88%, 05/01/2026 EUR 2,000 2,434
Kronos International Inc
3.75%, 09/15/2025 200 244
OCP SA
5.63%, 04/25/2024 $ 2,200 2,394
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044
(a)
500 587
Petkim Petrokimya Holding AS
5.88%, 01/26/2023 1,800 1,839
Sasol Financing USA LLC
5.50%, 03/18/2031 4,345 4,414
Solvay Finance SACA
5.87%, 06/03/2024
(i),(k)
EUR 400 543
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%
TPC Group Inc
10.50%, 08/01/2024
(f)
$ 700 655
$ 21,414
Coal - 0.05%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(f)
2,335 2,207
Commercial Mortgage Backed Securities - 10.00%
Banc of America Merrill Lynch Commercial
Mortgage Inc
5.66%, 11/10/2042
(m)
2,336 2,281
BANK 2017-BNK4
0.97%, 05/15/2050
(m),(n)
13,843 635
BANK 2017-BNK5
1.32%, 06/15/2060
(f),(m),(n)
42,403 2,630
BANK 2017-BNK9
1.56%, 11/15/2054
(f),(m),(n)
15,200 1,248
BANK 2018-BNK10
1.89%, 02/15/2061
(f),(m),(n)
31,334 3,371
BANK 2018-BNK12
1.55%, 05/15/2061
(f),(m),(n)
18,728 1,591
3.00%, 05/15/2061
(f)
3,000 2,591
BANK 2018-BNK13
1.71%, 08/15/2061
(f),(m),(n)
41,485 4,267
BANK 2018-BNK14
1.75%, 09/15/2060
(f),(m),(n)
11,466 1,125
BANK 2019-BNK16
1.99%, 02/15/2052
(f),(m),(n)
13,120 1,604
BANK 2019-BNK17
1.75%, 04/15/2052
(f),(m),(n)
11,541 1,257
BANK 2019-BNK18
1.50%, 05/15/2062
(f),(m),(n)
17,647 1,678
Bank 2019-BNK19
1.17%, 08/15/2061
(f),(m),(n)
17,014 1,245
BANK 2019-BNK20
1.34%, 09/15/2062
(f),(m),(n)
15,674 1,357
BANK 2019-BNK22
1.08%, 11/15/2062
(f),(m),(n)
18,082 1,280
1.50%, 11/15/2062
(f),(m),(n)
11,840 1,151
2.08%, 11/15/2062
(f),(m)
7,340 4,314
2.50%, 11/15/2062
(f)
5,000 4,504
BANK 2019-BNK23
1.12%, 12/15/2052
(f),(m),(n)
9,170 689
2.50%, 12/15/2052
(f)
1,500 1,293
BANK 2019-BNK24
1.13%, 11/15/2062
(f),(m),(n)
26,932 2,047

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BANK 2020-BNK25
1.03%, 01/15/2063
(f),(m),(n)
$ 9,704 $ 673
1.50%, 01/15/2063
(f),(n)
10,561 1,044
2.03%, 01/15/2063
(f),(m)
10,561 6,235
2.50%, 01/15/2063
(f)
1,250 1,016
Barclays Commercial Mortgage Trust 2019-C3
1.94%, 05/15/2052
(f),(m),(n)
6,117 725
Barclays Commercial Mortgage Trust 2019-C4
1.31%, 08/15/2052
(f),(m),(n)
13,091 1,071
Barclays Commercial Mortgage Trust 2019-C5
1.48%, 11/15/2052
(f),(m),(n)
14,866 1,401
BBCMS Mortgage Trust 2020-C6
1.31%, 02/15/2053
(f),(m),(n)
7,424 691
Benchmark 2018-B1 Mortgage Trust
1.25%, 01/15/2051
(f),(m),(n)
12,667 915
1.50%, 01/15/2051
(f),(m),(n)
30,260 2,486
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(f),(m),(n)
5,520 478
Benchmark 2018-B5 Mortgage Trust
0.64%, 07/15/2051
(m),(n)
96,372 2,667
3.26%, 07/15/2051
(f),(m)
4,500 3,977
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(f),(m),(n)
37,790 3,543
Benchmark 2018-B7 Mortgage Trust
2.02%, 05/15/2053
(f),(m),(n)
16,962 2,021
3.00%, 05/15/2053
(f)
5,000 4,351
Benchmark 2018-B8 Mortgage Trust
2.04%, 01/15/2052
(f),(m),(n)
6,900 853
Benchmark 2019-B10 Mortgage Trust
2.03%, 03/15/2062
(f),(m),(n)
12,985 1,664
3.78%, 03/15/2062
(f),(m)
2,500 1,482
Benchmark 2019-B11 Mortgage Trust
1.67%, 05/15/2052
(f),(m),(n)
13,924 1,471
Benchmark 2019-B12 Mortgage Trust
1.26%, 08/15/2052
(f),(m),(n)
13,870 1,096
Benchmark 2019-B13 Mortgage Trust
1.14%, 08/15/2057
(f),(m),(n)
6,500 431
1.64%, 08/15/2057
(f),(m),(n)
4,000 431
3.00%, 08/15/2057
(f)
6,500 4,263
Benchmark 2019-B14 Mortgage Trust
1.40%, 12/15/2062
(f),(m),(n)
14,908 1,430
Benchmark 2019-B15 Mortgage Trust
1.09%, 12/15/2072
(f),(m),(n)
24,552 1,752
Benchmark 2019-B9 Mortgage Trust
2.17%, 03/15/2052
(f),(m),(n)
11,550 1,538
Benchmark 2020-B16 Mortgage Trust
1.21%, 02/15/2053
(f),(m),(n)
7,615 650
Benchmark 2020-B17 Mortgage Trust
1.54%, 03/15/2053
(f),(m),(n)
12,580 1,302
Benchmark 2021-B23 Mortgage Trust
1.31%, 02/15/2054
(f),(m),(n)
24,240 2,445
2.00%, 02/15/2054
(f)
3,000 2,453
Cantor Commercial Real Estate Lending
2019-CF2
1.60%, 11/15/2052
(f),(m),(n)
10,105 1,082
Cantor Commercial Real Estate Lending
2019-CF3
1.23%, 01/15/2053
(f),(m),(n)
11,514 946
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(f),(m),(n)
20,444 2,269
CFCRE Commercial Mortgage Trust 2016-C6
1.25%, 11/10/2049
(m),(n)
43,038 2,160
Citigroup Commercial Mortgage Trust
2013-GC15
4.25%, 09/10/2046
(f),(m)
16,492 13,862
Citigroup Commercial Mortgage Trust 2016-C1
2.01%, 05/10/2049
(m),(n)
35,551 2,664
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust
2016-GC37
1.85%, 04/10/2049
(m),(n)
$ 13,445 $ 917
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(f),(m),(n)
13,247 1,103
3.33%, 03/10/2051
(f),(m)
2,500 2,017
Citigroup Commercial Mortgage Trust 2018-C5
3.38%, 06/10/2051
(f),(m)
1,000 887
Citigroup Commercial Mortgage Trust 2019-C7
1.33%, 12/15/2072
(f),(m),(n)
15,766 1,457
Citigroup Commercial Mortgage Trust
2019-GC41
0.98%, 08/10/2056
(f),(m),(n)
13,007 802
3.00%, 08/10/2056
(f)
5,500 5,104
3.00%, 08/10/2056
(f)
4,000 3,358
3.00%, 08/10/2056
(f)
9,330 6,033
Citigroup Commercial Mortgage Trust
2019-GC43
0.74%, 11/10/2052
(f),(m),(n)
11,280 520
0.74%, 11/10/2052
(f),(m),(n)
2,528 110
0.74%, 11/10/2052
(f),(m),(n)
1,750 75
3.00%, 11/10/2052
(f)
5,000 4,498
3.00%, 11/10/2052
(f)
1,750 1,091
Citigroup Commercial Mortgage Trust
2020-GC46
1.19%, 02/15/2053
(f),(m),(n)
21,133 1,717
2.60%, 02/15/2053
(f)
6,000 5,176
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(f)
13,993 9,628
5.53%, 05/15/2045
(f),(m)
8,889 7,170
COMM 2012-CCRE4 Mortgage Trust
4.74%, 10/15/2045
(f),(m)
5,000 1,395
COMM 2012-CCRE5 Mortgage Trust
4.46%, 12/10/2045
(f),(m)
3,475 3,404
4.46%, 12/10/2045
(f),(m)
7,500 6,903
COMM 2013-CCRE6 Mortgage Trust
1.15%, 03/10/2046
(m),(n)
44,813 438
4.23%, 03/10/2046
(f),(m)
10,215 9,507
4.23%, 03/10/2046
(f),(m)
13,750 11,122
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(f),(m),(n)
44,717 378
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(f)
3,250 2,672
COMM 2016-COR1 Mortgage Trust
1.54%, 10/10/2049
(m),(n)
43,292 2,359
COMM 2017-COR2 Mortgage Trust
1.31%, 09/10/2050
(m),(n)
75,027 4,631
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(f),(m),(n)
15,800 1,575
COMM 2019-GC44 Mortgage Trust
1.14%, 08/15/2057
(f),(m),(n)
5,500 429
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(f),(m),(n)
8,985 792
CSAIL 2019-C15 Commercial Mortgage Trust
1.21%, 03/15/2052
(m),(n)
55,704 3,493
2.15%, 03/15/2052
(f),(m),(n)
3,981 510
CSAIL 2019-C17 Commercial Mortgage Trust
1.51%, 09/15/2052
(m),(n)
29,815 2,614
DBGS 2018-C1 Mortgage Trust
1.75%, 10/15/2051
(f),(m),(n)
9,496 997
DBUBS 2011-LC1 Mortgage Trust
1.19%, 11/10/2046
(f),(m),(n)
43,887 1
DBUBS 2011-LC2 Mortgage Trust
1.08%, 07/10/2044
(f),(m),(n)
2,168 —

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass
Through Certificates
1.53%, 01/25/2043
(m),(n)
$ 79,054 $ 3,988
1.67%, 11/25/2042
(m),(n)
83,688 261
1.71%, 11/25/2040
(m),(n)
16,936 355
1.71%, 10/25/2041
(m),(n)
43,000 1,495
1.72%, 06/25/2041
(m),(n)
20,000 580
1.83%, 01/25/2048
(m),(n)
38,129 3,326
2.04%, 11/25/2044
(m),(n)
16,293 1,015
2.08%, 09/25/2047
(m),(n)
41,400 3,873
2.10%, 02/25/2045
(m),(n)
27,900 1,898
2.24%, 07/25/2026
(m),(n)
39,161 3,709
2.25%, 05/25/2046
(m),(n)
75,770 6,302
2.26%, 01/25/2026
(m),(n)
70,234 6,088
2.27%, 12/25/2039
(m),(n)
25,654 193
2.34%, 08/25/2045
(m),(n)
39,003 5,489
3.59%, 06/25/2041
(m),(n)
4,400 —
3.95%, 02/25/2041
(m),(n)
5,444 98
GS Mortgage Securities Corp II
1.56%, 07/10/2051
(f),(m),(n)
8,017 727
GS Mortgage Securities Trust 2011-GC5
5.48%, 08/10/2044
(f),(m)
3,660 2,041
GS Mortgage Securities Trust 2012-GCJ7
5.81%, 05/10/2045
(f),(m)
7,429 6,870
GS Mortgage Securities Trust 2012-GCJ9
4.90%, 11/10/2045
(f),(m)
8,500 7,191
GS Mortgage Securities Trust 2013-GC16
3.50%, 11/10/2046
(f)
2,500 1,865
GS Mortgage Securities Trust 2013-GCJ14
4.90%, 08/10/2046
(f),(m)
10,460 10,277
4.90%, 08/10/2046
(f),(m)
7,742 5,541
4.90%, 08/10/2046
(f),(m)
2,500 1,623
GS Mortgage Securities Trust 2014-GC26
1.35%, 11/10/2047
(f),(m),(n)
29,811 1,157
GS Mortgage Securities Trust 2017-GS7
1.26%, 08/10/2050
(m),(n)
28,683 1,513
GS Mortgage Securities Trust 2018-GS9
1.51%, 03/10/2051
(f),(m),(n)
8,353 663
GS Mortgage Securities Trust 2019-GC39
1.78%, 05/10/2052
(f),(m),(n)
16,430 1,849
GS Mortgage Securities Trust 2019-GC40
1.30%, 07/10/2052
(f),(m),(n)
4,941 433
1.30%, 07/10/2052
(f),(m),(n)
16,500 1,281
GS Mortgage Securities Trust 2019-GC42
1.07%, 09/01/2052
(f),(m),(n)
13,000 916
GS Mortgage Securities Trust 2019-GSA1
1.13%, 11/10/2052
(f),(m),(n)
21,600 1,557
GS Mortgage Securities Trust 2020-GC45
0.80%, 02/13/2053
(f),(m),(n)
25,009 1,295
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(m)
4,019 2,954
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 726 612
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
4.00%, 08/15/2046
(f),(m)
6,000 4,439
5.61%, 08/15/2046
(f),(m)
4,844 4,133
5.61%, 08/15/2046
(f),(m)
2,800 2,804
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6
2.97%, 05/15/2045
(f),(m)
3,750 1,560
JPMBB Commercial Mortgage Securities Trust
2013-C15
5.37%, 11/15/2045
(f),(m)
5,250 5,409
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.96%, 02/15/2047
(m),(n)
$ 41,049 $ 768
4.96%, 02/15/2047
(f),(m)
7,850 3,733
JPMBB Commercial Mortgage Securities Trust
2014-C21
1.15%, 08/15/2047
(m),(n)
36,965 963
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.05%, 11/15/2047
(f),(m)
14,800 8,191
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(f),(m),(n)
54,005 916
1.11%, 10/15/2048
(m),(n)
46,605 1,379
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.65%, 07/15/2048
(m),(n)
69,600 1,287
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(f),(m),(n)
42,377 771
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.28%, 07/15/2050
(m),(n)
19,654 921
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.29%, 03/10/2052
(m),(n)
34,197 2,434
2.18%, 03/10/2052
(f),(m),(n)
18,869 2,483
3.00%, 03/10/2052
(f)
1,000 830
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.93%, 06/13/2052
(f),(m),(n)
8,500 1,059
LB Commercial Mortgage Trust 2007-C3
6.11%, 07/15/2044
(m)
233 230
6.11%, 07/15/2044
(m)
6,369 6,144
LB-UBS Commercial Mortgage Trust 2007-C6
6.47%, 07/15/2040
(m)
13,250 12,051
6.47%, 07/15/2040
(m)
8,841 6,233
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.50%, 08/15/2046
(m)
2,500 2,457
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
4.42%, 06/15/2047
(f),(m)
10,604 5,292
4.92%, 06/15/2047
(f),(m)
10,598 8,012
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.42%, 02/15/2048
(m),(n)
43,208 1,570
1.53%, 02/15/2048
(f),(m),(n)
41,500 1,903
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
1.01%, 03/15/2048
(m),(n)
30,175 800
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.72%, 05/15/2049
(m),(n)
39,927 2,348
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.44%, 11/15/2049
(f),(m),(n)
21,213 1,233
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.84%, 12/15/2049
(m),(n)
73,218 2,331
Morgan Stanley Capital I Trust 2011-C3
0.56%, 07/15/2049
(f),(m),(n)
7,788 —
Morgan Stanley Capital I Trust 2018-H3
2.01%, 07/15/2051
(f),(m),(n)
7,682 848
Morgan Stanley Capital I Trust 2019-H6
1.73%, 06/15/2052
(f),(m),(n)
4,693 524
3.00%, 06/15/2052
(f)
2,122 1,891

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Capital I Trust 2019-L3
1.28%, 11/15/2052
(f),(m),(n)
$ 15,090 $ 1,283
Morgan Stanley Capital I Trust 2020-L4
1.30%, 02/15/2053
(f),(m),(n)
13,626 1,204
2.50%, 02/15/2053
(f)
3,000 2,652
SG Commercial Mortgage Securities Trust
2016-C5
1.07%, 10/10/2048
(m),(n)
17,960 797
UBS Commercial Mortgage Trust
1.90%, 10/15/2052
(f),(m),(n)
12,767 1,560
UBS Commercial Mortgage Trust 2019-C18
1.58%, 12/15/2052
(f),(m),(n)
11,574 1,184
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(f),(m)
20,994 19,403
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.18%, 12/15/2047
(m),(n)
69,334 2,051
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.54%, 05/15/2048
(m),(n)
24,936 476
Wells Fargo Commercial Mortgage Trust
2015-NXS3
1.05%, 09/15/2057
(m),(n)
15,681 528
Wells Fargo Commercial Mortgage Trust
2016-C34
2.29%, 06/15/2049
(m),(n)
33,385 2,292
Wells Fargo Commercial Mortgage Trust
2016-C35
2.08%, 07/15/2048
(m),(n)
37,368 2,788
Wells Fargo Commercial Mortgage Trust
2017-C40
4.47%, 10/15/2050
(m)
5,000 5,084
Wells Fargo Commercial Mortgage Trust
2017-C42
1.71%, 12/15/2050
(f),(m),(n)
20,343 1,766
Wells Fargo Commercial Mortgage Trust
2018-C43
1.77%, 03/15/2051
(f),(m),(n)
6,614 622
Wells Fargo Commercial Mortgage Trust
2018-C44
1.99%, 05/15/2051
(f),(m),(n)
8,022 857
Wells Fargo Commercial Mortgage Trust
2018-C45
2.03%, 06/15/2051
(f),(m),(n)
2,647 322
3.00%, 06/15/2051
(f)
1,250 1,049
Wells Fargo Commercial Mortgage Trust
2018-C47
2.10%, 09/15/2061
(f),(m),(n)
14,133 1,691
Wells Fargo Commercial Mortgage Trust
2019-C49
2.31%, 03/15/2052
(f),(m),(n)
4,336 593
3.00%, 03/15/2052
(f)
2,500 2,271
Wells Fargo Commercial Mortgage Trust
2019-C50
2.18%, 05/15/2052
(f),(m),(n)
14,851 2,134
Wells Fargo Commercial Mortgage Trust
2019-C53
1.57%, 10/15/2052
(f),(m),(n)
8,777 892
Wells Fargo Commercial Mortgage Trust
2019-C54
1.49%, 12/15/2052
(f),(m),(n)
6,363 626
Wells Fargo Commercial Mortgage Trust
2020-C55
1.56%, 02/15/2053
(f),(m),(n)
14,583 1,528
$ 469,214
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.59%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(f)
$ 825 $ 866
ASGN Inc
4.63%, 05/15/2028
(f)
5,025 5,226
Carriage Services Inc
4.25%, 05/15/2029
(f),(j)
2,430 2,415
India Toll Roads
5.50%, 08/19/2024
(f)
750 715
Jaguar Holding Co II / PPD Development LP
5.00%, 06/15/2028
(f)
560 611
Loxam SAS
6.00%, 04/15/2025 EUR 500 608
Movida Europe SA
5.25%, 02/08/2031
(f)
$ 730 717
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(f)
1,700 1,676
Rent-A-Center Inc/TX
6.38%, 02/15/2029
(f)
3,825 4,148
Sotheby's
7.38%, 10/15/2027
(f)
6,575 7,086
Team Health Holdings Inc
6.38%, 02/01/2025
(f)
4,060 3,583
$ 27,651
Computers - 0.02%
International Business Machines Corp
5.60%, 11/30/2039 800 1,071
Cosmetics & Personal Care - 0.18%
High Ridge Brands - Escrow
0.00%, 03/15/2025
(e),(g),(h)
15,607 192
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(f),(j)
4,000 4,008
9.13%, 08/01/2024
(f)
4,100 4,357
$ 8,557
Distribution & Wholesale - 0.10%
Performance Food Group Inc
5.50%, 10/15/2027
(f)
4,600 4,848
Diversified Financial Services - 2.09%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 700 735
Alliance Data Systems Corp
4.75%, 12/15/2024
(f)
3,450 3,542
7.00%, 01/15/2026
(f)
1,075 1,156
Ally Financial Inc
4.70%, 05/15/2026
(i),(k)
500 507
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
5.75%, 11/20/2025 1,265 1,450
Capital One Financial Corp
3.99%, 09/01/2021
(i)
6,000 5,953
3 Month USD LIBOR + 3.80%
4.20%, 10/29/2025 700 780
Charles Schwab Corp/The
4.00%, 06/01/2026
(i),(k)
3,800 3,905
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
7.00%, 02/01/2022
(i),(k)
4,198 4,350
3 Month USD LIBOR + 4.82%
Coastal Emerald Ltd
4.30%, 08/01/2024
(i),(k)
2,850 2,793
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.45%
Credit Acceptance Corp
6.63%, 03/15/2026 1,300 1,373
Credivalores-Crediservicios SAS
8.88%, 02/07/2025
(f)
800 666

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Curo Group Holdings Corp
8.25%, 09/01/2025
(f)
$ 2,000 $ 2,048
Discover Financial Services
6.13%, 06/23/2025
(i),(k)
3,000 3,382
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Home Point Capital Inc
5.00%, 02/01/2026
(f)
2,225 2,191
Intrum AB
2.75%, 07/15/2022 EUR 170 204
Mastercard Inc
3.35%, 03/26/2030 $ 1,500 1,663
Muthoot Finance Ltd
4.40%, 09/02/2023
(f)
875 882
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(f)
2,675 2,702
NFP Corp
6.88%, 08/15/2028
(f)
22,800 23,912
OneMain Finance Corp
4.00%, 09/15/2030 1,000 967
6.63%, 01/15/2028 8,125 9,242
6.88%, 03/15/2025 1,795 2,040
Power Finance Corp Ltd
4.50%, 06/18/2029 3,825 3,993
Quicken Loans LLC
5.25%, 01/15/2028
(f)
5,715 6,029
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(f)
BRL 21,263 4,124
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(f)
$ 3,250 3,061
9.88%, 01/28/2029
(f)
810 799
Vertex Capital Investment Ltd
4.75%, 04/03/2024 2,600 2,743
Visa Inc
3.15%, 12/14/2025 850 930
$ 98,122
Electric - 1.36%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(f)
640 745
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(f)
5,273 5,278
Calpine Corp
5.00%, 02/01/2031
(f)
2,000 1,970
Cometa Energia SA de CV
6.38%, 04/24/2035 2,651 3,003
Dominion Energy Inc
4.65%, 12/15/2024
(i),(k)
15,974 16,993
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.75%, 09/01/2046 600 620
4.88%, 09/16/2024
(i),(k)
11,350 12,034
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
E.ON SE
0.38%, 09/29/2027 EUR 800 973
Emera US Finance LP
4.75%, 06/15/2046 $ 400 457
Enel Chile SA
4.88%, 06/12/2028 2,000 2,306
Enel SpA
8.75%, 09/24/2073
(f),(k)
2,500 2,919
USD Swap Semi-Annual 5 Year + 5.88%
Engie SA
2.00%, 09/28/2037 EUR 500 691
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Eskom Holdings SOC Ltd
7.50%, 09/15/2033 ZAR 23,000 $ 1,152
Fortis Inc/Canada
3.06%, 10/04/2026 $ 239 256
Lamar Funding Ltd
3.96%, 05/07/2025 1,500 1,515
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(f)
912 1,066
Minejesa Capital BV
4.63%, 08/10/2030 2,300 2,426
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(f)
1,100 1,108
Pampa Energia SA
7.50%, 01/24/2027
(f)
1,250 1,022
7.50%, 01/24/2027 3,000 2,453
RWE AG
3.50%, 04/21/2075
(k)
EUR 500 643
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Southern Co/The
4.00%, 01/15/2051
(k)
$ 1,000 1,068
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Star Energy Geothermal Wayang Windu Ltd
6.75%, 04/24/2033 1,773 2,017
Vistra Operations Co LLC
5.50%, 09/01/2026
(f)
890 920
$ 63,635
Electrical Components & Equipment - 0.03%
Belden Inc
2.88%, 09/15/2025 EUR 500 606
Energizer Gamma Acquisition BV
4.63%, 07/15/2026 550 678
$ 1,284
Energy - Alternate Sources - 0.03%
Azure Power Energy Ltd
5.50%, 11/03/2022 $ 551 561
Azure Power Solar Energy Pvt Ltd
5.65%, 12/24/2024
(f)
600 635
$ 1,196
Engineering & Construction - 0.28%
ATP Tower Holdings LLC / Andean Tower
Partners Colombia SAS / Andean Telecom Par
4.05%, 04/27/2026
(f)
630 620
Hacienda Investments Ltd Via DME Airport DAC
5.35%, 02/08/2028
(f)
2,300 2,381
IHS Netherlands Holdco BV
7.13%, 03/18/2025
(f)
4,000 4,175
8.00%, 09/18/2027
(f)
1,050 1,139
KBR Inc
4.75%, 09/30/2028
(f)
3,375 3,409
Tutor Perini Corp
6.88%, 05/01/2025
(a),(f)
1,240 1,280
$ 13,004
Entertainment - 0.88%
Caesars Entertainment Inc
8.13%, 07/01/2027
(f)
1,175 1,306
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(f)
6,004 6,053
5.75%, 07/01/2025
(f)
1,875 1,974
Cinemark USA Inc
4.88%, 06/01/2023 5,650 5,643
5.88%, 03/15/2026
(f)
2,450 2,539
8.75%, 05/01/2025
(f)
250 272
International Game Technology PLC
6.50%, 02/15/2025
(f)
1,415 1,567

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
$ 6,060 $ 6,075
Live Nation Entertainment Inc
4.75%, 10/15/2027
(f)
1,750 1,766
5.63%, 03/15/2026
(f)
1,550 1,612
6.50%, 05/15/2027
(f)
6,000 6,630
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029 400 407
Scientific Games International Inc
7.00%, 05/15/2028
(f)
500 537
Sisal Group SpA
7.00%, 07/31/2023 EUR 344 419
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(f)
$ 3,125 3,113
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(f)
1,200 1,254
$ 41,167
Environmental Control - 0.20%
Covanta Holding Corp
5.00%, 09/01/2030 2,125 2,181
6.00%, 01/01/2027 6,150 6,427
GFL Environmental Inc
5.13%, 12/15/2026
(f)
875 916
$ 9,524
Food - 0.37%
BRF SA
4.88%, 01/24/2030
(f)
800 822
Casino Guichard Perrachon SA
4.50%, 03/07/2024 EUR 1,500 1,842
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
$ 400 412
Grupo Bimbo SAB de CV
5.95%, 04/17/2023
(f),(i),(k)
840 891
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
Ingles Markets Inc
5.75%, 06/15/2023 1,126 1,137
Kraft Heinz Foods Co
5.00%, 07/15/2035 1,700 1,985
MARB BondCo PLC
3.95%, 01/29/2031 3,150 2,993
Nestle Holdings Inc
4.00%, 09/24/2048
(f)
950 1,128
Simmons Foods Inc/Simmons Prepared Foods
Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(f)
2,390 2,408
US Foods Inc
4.75%, 02/15/2029
(f)
3,518 3,549
$ 17,167
Food Service - 0.14%
Aramark Services Inc
5.00%, 02/01/2028
(f)
4,835 5,059
6.38%, 05/01/2025
(f)
1,570 1,670
$ 6,729
Forest Products & Paper - 0.08%
Suzano Austria GmbH
5.00%, 01/15/2030 3,550 3,903
Gas - 0.17%
ENN Energy Holdings Ltd
2.63%, 09/17/2030
(f)
700 682
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
NiSource Inc
5.65%, 06/15/2023
(i),(k)
$ 7,000 $ 7,315
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
$ 7,997
Hand & Machine Tools - 0.03%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(a),(f)
1,405 1,397
Healthcare - Products - 0.02%
Avantor Funding Inc
4.63%, 07/15/2028
(f)
750 785
Medtronic Global Holdings SCA
1.75%, 07/02/2049 EUR 300 373
$ 1,158
Healthcare - Services - 1.21%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
$ 2,525 2,610
5.50%, 07/01/2028
(f)
1,450 1,532
Anthem Inc
3.65%, 12/01/2027 1,400 1,555
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(f)
1,800 1,787
8.00%, 03/15/2026
(f)
1,000 1,077
DaVita Inc
3.75%, 02/15/2031
(f)
2,500 2,375
Envision Healthcare Corp
8.75%, 10/15/2026
(a),(f)
14,710 10,680
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 600 732
HCA Inc
5.38%, 02/01/2025 $ 2,200 2,452
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(f)
1,625 1,625
MEDNAX Inc
6.25%, 01/15/2027
(f)
2,000 2,120
Radiology Partners Inc
9.25%, 02/01/2028
(f)
5,525 6,064
Surgery Center Holdings Inc
6.75%, 07/01/2025
(f)
5,418 5,492
10.00%, 04/15/2027
(f)
6,457 7,080
Tenet Healthcare Corp
4.63%, 09/01/2024
(f)
2,300 2,369
5.13%, 05/01/2025 2,050 2,075
5.13%, 11/01/2027
(f)
4,160 4,363
UnitedHealth Group Inc
6.88%, 02/15/2038 550 832
$ 56,820
Holding Companies - Diversified - 0.07%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 1,300 1,601
ProGroup AG
3.00%, 03/31/2026 1,550 1,888
$ 3,489
Home Builders - 0.04%
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
$ 1,755 1,900
Insurance - 2.90%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(f)
8,532 8,767
AIG Life Holdings Inc
8.50%, 07/01/2030 4,995 6,941
Allstate Corp/The
6.50%, 05/15/2067
(k)
12,228 15,857
3 Month USD LIBOR + 2.12%

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
American International Group Inc
8.18%, 05/15/2068
(k)
$ 3,850 $ 5,442
3 Month USD LIBOR + 4.20%
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(k)
4,500 5,102
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(k)
1,000 1,122
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(k)
2,000 2,290
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AssuredPartners Inc
5.63%, 01/15/2029
(f)
2,500 2,534
7.00%, 08/15/2025
(f)
17,802 18,158
AXA SA
6.38%, 12/14/2036
(f),(i),(k)
3,000 4,157
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 1,000 1,517
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 05/28/2024
(i),(k)
EUR 400 555
3 Month Euro Interbank Offered Rate +
5.77%
Heungkuk Life Insurance Co Ltd
4.48%, 11/09/2022
(i),(k)
$ 2,300 2,323
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%
HUB International Ltd
7.00%, 05/01/2026
(f)
4,525 4,688
Liberty Mutual Group Inc
3.95%, 10/15/2050
(f)
600 630
7.80%, 03/07/2087
(f)
7,361 9,540
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
946 1,445
M&G PLC
6.50%, 10/20/2048
(k)
3,200 3,763
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Mapfre SA
1.63%, 05/19/2026 EUR 1,300 1,691
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(f)
$ 650 651
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(f),(k)
350 394
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Inc
3.85%, 09/15/2025
(i),(k)
5,900 6,210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
9.25%, 04/08/2068
(f)
8,000 12,083
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,523
3 Month USD LIBOR + 7.55%
Nippon Life Insurance Co
5.10%, 10/16/2044
(f),(k)
5,000 5,575
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
5.88%, 09/15/2042
(k)
1,000 1,059
3 Month USD LIBOR + 4.18%
Societa Cattolica Di Assicurazione SPA
4.25%, 12/14/2047
(k)
EUR 800 1,034
3 Month Euro Interbank Offered Rate +
4.46%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(f),(k)
$ 6,985 $ 7,785
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(f),(k)
1,200 1,356
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Talanx AG
2.25%, 12/05/2047
(k)
EUR 200 256
3 Month Euro Interbank Offered Rate +
2.45%
Voya Financial Inc
6.13%, 09/15/2023
(i),(k)
$ 1,500 1,654
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 136,102
Internet - 0.44%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 800 771
3.40%, 12/06/2027 2,000 2,175
Alphabet Inc
2.00%, 08/15/2026 900 944
Baidu Inc
2.38%, 10/09/2030
(a)
900 871
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,331
Cablevision Lightpath LLC
3.88%, 09/15/2027
(f)
725 715
5.63%, 09/15/2028
(f)
2,075 2,127
Endure Digital Inc
6.00%, 02/15/2029
(f)
1,375 1,317
JD.com Inc
3.88%, 04/29/2026 1,045 1,140
Netflix Inc
3.63%, 05/15/2027 EUR 500 694
4.38%, 11/15/2026 $ 1,760 1,986
Prosus NV
3.83%, 02/08/2051
(f)
1,000 914
Tencent Holdings Ltd
3.98%, 04/11/2029
(f)
3,100 3,385
3.98%, 04/11/2029 700 764
Uber Technologies Inc
8.00%, 11/01/2026
(f)
1,500 1,623
$ 20,757
Investment Companies - 0.02%
Huarong Finance 2017 Co Ltd
1.34%, 11/07/2022 200 157
3 Month USD LIBOR + 1.15%
Huarong Finance 2019 Co Ltd
4.50%, 05/29/2029 750 553
MDGH - GMTN BV
3.70%, 11/07/2049 400 415
$ 1,125
Iron & Steel - 2.01%
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(f)
18,412 19,575
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(f)
990 1,069
CSN Islands XII Corp
7.00%, 06/23/2021
(i)
4,550 4,601
GTL Trade Finance Inc
7.25%, 04/16/2044 1,800 2,401
Material Sciences Corp
0.00%, PIK 9.75%; 01/09/2024
(e),(g),(h),(m),(o)
22,309 22,309
Metinvest BV
7.65%, 10/01/2027
(f)
1,400 1,493

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Specialty Steel
11.00%, 11/15/2022
(g),(h),(m)
$ 41,564 $ 41,564
Vale Overseas Ltd
3.75%, 07/08/2030 1,140 1,199
$ 94,211
Lodging - 0.31%
Boyd Gaming Corp
6.00%, 08/15/2026 3,675 3,813
Gohl Capital Ltd
4.25%, 01/24/2027 3,250 3,438
MGM China Holdings Ltd
4.75%, 02/01/2027
(f)
800 829
Station Casinos LLC
5.00%, 10/01/2025
(f)
4,329 4,389
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(f)
1,840 1,943
$ 14,412
Machinery - Diversified - 0.34%
JPW Industries Holding Corp
9.00%, 10/01/2024
(f)
7,240 7,331
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(f)
8,120 8,434
$ 15,765
Media - 1.65%
Altice Finco SA
4.75%, 01/15/2028 EUR 300 354
AMC Networks Inc
4.75%, 08/01/2025 $ 2,045 2,106
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
474 482
5.00%, 02/01/2028
(f)
1,730 1,808
5.38%, 06/01/2029
(f)
3,500 3,799
5.50%, 05/01/2026
(f)
2,105 2,172
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 500 470
4.46%, 07/23/2022 1,150 1,196
Comcast Corp
4.15%, 10/15/2028 1,050 1,208
4.70%, 10/15/2048 325 407
CSC Holdings LLC
4.63%, 12/01/2030
(f)
6,991 6,834
5.75%, 01/15/2030
(f)
3,350 3,561
7.50%, 04/01/2028
(f)
650 716
Discovery Communications LLC
4.00%, 09/15/2055
(f)
700 685
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 2,000 2,027
Grupo Televisa SAB
5.00%, 05/13/2045 1,400 1,623
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
1,000 1,026
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(f)
1,914 1,999
Nexstar Broadcasting Inc
4.75%, 11/01/2028
(f)
3,560 3,627
5.63%, 07/15/2027
(f)
7,150 7,552
Sirius XM Radio Inc
5.38%, 07/15/2026
(f)
2,800 2,892
SportsNet New York
10.25%, 01/15/2025
(g),(h)
20,090 20,743
Virgin Media Finance PLC
5.00%, 07/15/2030
(f)
4,000 3,988
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(a),(f)
450 456
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
$ 3,500 $ 3,658
Ziggo BV
5.50%, 01/15/2027
(f)
2,050 2,132
$ 77,521
Metal Fabrication & Hardware - 0.08%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(f)
2,500 2,664
Park-Ohio Industries Inc
6.63%, 04/15/2027 885 905
$ 3,569
Mining - 1.15%
Arconic Corp
6.13%, 02/15/2028
(f)
6,125 6,508
Century Aluminum Co
7.50%, 04/01/2028
(f)
9,530 10,044
Constellium SE
3.75%, 04/15/2029
(f)
950 930
5.63%, 06/15/2028
(f)
600 636
Corp Nacional del Cobre de Chile
3.70%, 01/30/2050 750 757
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
800 878
Fresnillo PLC
4.25%, 10/02/2050
(f)
1,245 1,220
Indonesia Asahan Aluminium Persero PT
5.80%, 05/15/2050 2,000 2,352
Industrias Penoles SAB de CV
4.15%, 09/12/2029 2,800 3,024
Newmont Corp
4.88%, 03/15/2042 650 799
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(e),(f)
19,888 50
Novelis Corp
4.75%, 01/30/2030
(f)
4,214 4,383
Petropavlovsk 2016 Ltd
8.13%, 11/14/2022 1,500 1,535
Real Alloy Holding Inc
0.00%, PIK 11.00%; 11/30/2023
(e),(g),(h),(m),(o)
19,795 19,795
Vedanta Resources Finance II PLC
8.95%, 03/11/2025
(f)
495 491
13.88%, 01/21/2024
(f)
500 548
$ 53,950
Miscellaneous Manufacturers - 0.04%
General Electric Co
4.25%, 05/01/2040 470 525
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 1,156
$ 1,681
Oil & Gas - 2.97%
Apache Corp
4.25%, 01/15/2044 500 465
4.88%, 11/15/2027 1,975 2,085
BP Capital Markets America Inc
3.00%, 02/24/2050 300 277
BP Capital Markets PLC
4.88%, 03/22/2030
(i),(k)
11,000 11,809
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Chesapeake Energy Corp
5.50%, 02/01/2026
(f)
925 976
5.88%, 02/01/2029
(f)
425 458
Continental Resources Inc/OK
5.75%, 01/15/2031
(f)
1,100 1,276
Cosan Luxembourg SA
7.00%, 01/20/2027
(a)
1,800 1,915

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
$ 350 $ 358
Energean Israel Finance Ltd
4.50%, 03/30/2024
(f)
500 512
4.88%, 03/30/2026
(f)
890 918
5.38%, 03/30/2028
(f)
750 775
5.88%, 03/30/2031
(f)
4,550 4,692
Exxon Mobil Corp
4.23%, 03/19/2040 500 572
Gazprom PJSC via Gaz Finance PLC
4.60%, 10/26/2025
(f),(i),(k)
2,825 2,876
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%
Gran Tierra Energy Inc
7.75%, 05/23/2027
(f)
435 368
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
400 407
6.00%, 02/01/2031
(f)
600 618
HollyFrontier Corp
5.88%, 04/01/2026 1,100 1,263
Kosmos Energy Ltd
7.13%, 04/04/2026
(f)
775 756
Leviathan Bond Ltd
6.50%, 06/30/2027
(f)
4,200 4,660
6.75%, 06/30/2030
(f)
1,000 1,120
Lukoil International Finance BV
4.75%, 11/02/2026 800 889
Medco Bell Pte Ltd
6.38%, 01/30/2027
(f)
790 809
MEG Energy Corp
5.88%, 02/01/2029
(f)
150 154
6.50%, 01/15/2025
(f)
1,050 1,085
7.13%, 02/01/2027
(f)
5,675 6,060
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(f)
700 621
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/2024 EUR 2,800 3,394
Occidental Petroleum Corp
2.90%, 08/15/2024 $ 400 399
3.00%, 02/15/2027 3,400 3,245
3.20%, 08/15/2026 2,656 2,583
3.50%, 08/15/2029 1,800 1,719
5.50%, 12/01/2025 2,300 2,473
6.20%, 03/15/2040 475 505
6.38%, 09/01/2028 200 224
6.45%, 09/15/2036 7,647 8,689
6.63%, 09/01/2030 975 1,112
8.88%, 07/15/2030 4,740 6,091
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 242 240
Oil India Ltd
5.13%, 02/04/2029 2,200 2,442
OQ SAOC
5.13%, 05/06/2028
(f),(j)
450 456
PDC Energy Inc
5.75%, 05/15/2026 2,300 2,391
Pertamina Persero PT
4.15%, 02/25/2060 300 291
5.63%, 05/20/2043
(f)
700 808
Petrobras Global Finance BV
7.25%, 03/17/2044 1,500 1,751
Petroleos de Venezuela SA
0.00%, 10/27/2020
(e)
1,028 265
0.00%, 11/17/2021
(e)
17,250 750
0.00%, 05/16/2024
(e)
38,002 1,653
0.00%, 11/15/2026
(e)
12,045 524
0.00%, 04/12/2027
(e)
425 18
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos de Venezuela SA   (continued)
0.00%, 05/17/2035
(e)
$ 536 $ 23
0.00%, 04/12/2037
(e)
5,840 256
Petroleos Mexicanos
6.38%, 01/23/2045 930 802
6.50%, 01/23/2029 2,500 2,544
6.63%, 06/15/2035 7,200 6,958
6.95%, 01/28/2060 1,600 1,416
7.19%, 09/12/2024 MXN 17,000 789
9.50%, 09/15/2027 $ 1,000 1,161
Petron Corp
4.60%, 07/19/2023
(i),(k)
750 753
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.77%
Petronas Capital Ltd
2.48%, 01/28/2032
(f)
600 592
Phillips 66
3.85%, 04/09/2025 1,200 1,318
Saudi Arabian Oil Co
2.25%, 11/24/2030
(f)
1,805 1,745
4.38%, 04/16/2049
(f)
1,500 1,648
SEPLAT Petroleum Development Co Plc
7.75%, 04/01/2026
(f)
730 746
Southwestern Energy Co
7.75%, 10/01/2027 1,030 1,107
Sunoco LP / Sunoco Finance Corp
5.50%, 02/15/2026 1,045 1,078
5.88%, 03/15/2028 450 476
6.00%, 04/15/2027 4,450 4,679
Tecpetrol SA
4.88%, 12/12/2022 800 784
Teine Energy Ltd
6.88%, 04/15/2029
(f)
4,650 4,708
Tengizchevroil Finance Co International Ltd
3.25%, 08/15/2030
(f)
900 919
TOTAL SE
2.63%, 02/26/2025
(i),(k)
EUR 1,350 1,713
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Transocean Inc
7.25%, 11/01/2025
(f)
$ 3,960 2,990
Tullow Oil PLC
6.25%, 04/15/2022 740 727
7.00%, 03/01/2025 3,250 2,823
Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 2,000 1,980
Valero Energy Corp
6.63%, 06/15/2037 200 261
Vine Energy Holdings LLC
6.75%, 04/15/2029
(f)
1,500 1,501
W&T Offshore Inc
9.75%, 11/01/2023
(f)
2,500 2,206
$ 139,500
Oil & Gas Services - 0.07%
Guara Norte Sarl
5.20%, 06/15/2034 2,000 2,015
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 1,237
$ 3,252
Packaging & Containers - 1.09%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(f)
1,161 1,198
Ball Corp
4.38%, 12/15/2023 EUR 800 1,063

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Berry Global Inc
4.50%, 02/15/2026
(a),(f)
$ 1,575 $ 1,612
5.63%, 07/15/2027
(f)
1,800 1,917
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 325 337
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 1,385 1,683
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 390
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(f)
$ 4,050 4,178
Klabin Austria GmbH
7.00%, 04/03/2049
(a)
750 921
LABL Escrow Issuer LLC
6.75%, 07/15/2026
(f)
640 690
Plastipak Holdings Inc
6.25%, 10/15/2025
(f)
5,987 6,152
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 726
Smurfit Kappa Treasury ULC
1.50%, 09/15/2027 1,700 2,138
Trident TPI Holdings Inc
6.63%, 11/01/2025
(f)
$ 12,769 12,999
9.25%, 08/01/2024
(f)
8,420 8,948
Trivium Packaging Finance BV
5.50%, 08/15/2026
(f)
6,000 6,277
$ 51,229
Pharmaceuticals - 0.35%
AstraZeneca PLC
4.00%, 01/17/2029 1,150 1,299
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
1,580 1,760
Bausch Health Cos Inc
5.00%, 01/30/2028
(f)
800 812
7.00%, 01/15/2028
(f)
3,450 3,752
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 800 1,016
CVS Health Corp
5.05%, 03/25/2048 $ 700 861
Eli Lilly & Co
1.70%, 11/01/2049 EUR 325 418
Organon Finance 1 LLC
5.13%, 04/30/2031
(f)
$ 1,700 1,764
Prestige Brands Inc
3.75%, 04/01/2031
(f)
1,200 1,152
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/2027 EUR 900 1,002
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 $ 1,100 1,033
Utah Acquisition Sub Inc
3.95%, 06/15/2026 1,275 1,408
$ 16,277
Pipelines - 1.04%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 1,070 1,225
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 3,700 3,761
5.75%, 03/01/2027
(f)
1,000 1,011
5.75%, 01/15/2028
(f)
1,550 1,579
Buckeye Partners LP
4.50%, 03/01/2028
(f)
3,100 3,104
5.60%, 10/15/2044 50 48
5.85%, 11/15/2043 350 344
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc
6.25%, 03/01/2078
(k)
$ 5,600 $ 6,071
3 Month USD LIBOR + 3.64%
EQM Midstream Partners LP
4.75%, 01/15/2031
(f)
1,825 1,806
6.50%, 07/01/2027
(f)
1,800 1,988
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(f)
1,300 1,306
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
4,140 4,461
Hess Midstream Operations LP
5.63%, 02/15/2026
(f)
1,135 1,178
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(f)
1,825 1,884
New Fortress Energy Inc
6.50%, 09/30/2026
(f)
675 689
6.75%, 09/15/2025
(f)
2,500 2,587
NuStar Logistics LP
6.00%, 06/01/2026 475 515
6.38%, 10/01/2030 1,925 2,120
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(f)
1,900 1,864
4.95%, 07/15/2029
(f)
325 331
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.88%, 02/01/2031
(f)
2,725 2,843
5.50%, 03/01/2030 1,000 1,082
TransCanada PipeLines Ltd
4.34%, 10/15/2049 CAD 800 660
Transcanada Trust
5.87%, 08/15/2076
(k)
$ 4,230 4,695
3 Month USD LIBOR + 4.64%
Western Midstream Operating LP
5.30%, 03/01/2048 875 897
5.45%, 04/01/2044 175 184
Williams Cos Inc/The
6.30%, 04/15/2040 450 587
$ 48,820
Real Estate - 0.37%
Country Garden Holdings Co Ltd
8.00%, 01/27/2024 1,600 1,695
Easy Tactic Ltd
8.13%, 02/27/2023 1,400 1,362
Kaisa Group Holdings Ltd
9.95%, 07/23/2025 3,250 3,138
MAF Global Securities Ltd
6.37%, 03/20/2026
(i),(k)
4,000 4,320
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Scenery Journey Ltd
13.00%, 11/06/2022 1,200 1,164
Sunac China Holdings Ltd
6.50%, 07/09/2023 3,150 3,241
Wanda Properties International Co Ltd
7.25%, 01/29/2024 1,500 1,482
Yuzhou Group Holdings Co Ltd
8.50%, 02/04/2023 1,000 974
$ 17,376
REITs - 0.18%
Iron Mountain Inc
5.25%, 03/15/2028
(f)
2,165 2,271
MPT Operating Partnership LP / MPT Finance
Corp
3.69%, 06/05/2028 GBP 1,100 1,599
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(f)
$ 3,100 3,125

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Welltower Inc
4.00%, 06/01/2025 $ 1,400 $ 1,552
$ 8,547
Retail - 0.37%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(f)
725 707
4.38%, 01/15/2028
(f)
3,500 3,544
Dollar Tree Inc
4.20%, 05/15/2028 1,000 1,135
L Brands Inc
6.75%, 07/01/2036 1,095 1,319
Lowe's Cos Inc
3.00%, 10/15/2050 600 566
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
1,825 1,904
QVC Inc
4.38%, 09/01/2028 2,150 2,200
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(f)
1,375 1,449
Staples Inc
10.75%, 04/15/2027
(f)
1,700 1,759
Walmart Inc
5.63%, 03/27/2034 GBP 450 914
White Cap Buyer LLC
6.88%, 10/15/2028
(f)
$ 1,667 1,769
$ 17,266
Semiconductors - 0.06%
Micron Technology Inc
2.50%, 04/24/2023 1,500 1,554
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(f)
1,300 1,374
$ 2,928
Software - 0.37%
Ascend Learning LLC
6.88%, 08/01/2025
(f)
7,373 7,557
Open Text Corp
3.88%, 02/15/2028
(f)
1,300 1,316
Playtika Holding Corp
4.25%, 03/15/2029
(f)
3,867 3,843
Rackspace Technology Global Inc
3.50%, 02/15/2028
(f)
550 533
SS&C Technologies Inc
5.50%, 09/30/2027
(f)
3,250 3,453
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(f)
575 568
$ 17,270
Sovereign - 5.17%
1MDB Global Investments Ltd
4.40%, 03/09/2023 5,400 5,437
Abu Dhabi Government International Bond
3.13%, 10/11/2027
(f)
950 1,032
3.13%, 10/11/2027 600 652
3.13%, 09/30/2049
(f)
1,500 1,459
Angolan Government International Bond
8.00%, 11/26/2029
(f)
2,150 2,163
8.00%, 11/26/2029 1,500 1,509
9.38%, 05/08/2048
(f)
1,700 1,748
9.50%, 11/12/2025 1,295 1,419
Argentine Republic Government International
Bond
0.12%, 07/09/2030
(m)
6,950 2,519
0.12%, 01/09/2038
(m)
3,800 1,440
Benin Government International Bond
4.88%, 01/19/2032
(f)
EUR 1,750 2,105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/2030
(f)
CLP 1,180,000 $ 1,782
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2023 BRL 14,500 2,813
10.00%, 01/01/2029 7,300 1,424
10.00%, 01/01/2031 5,442 1,058
Brazilian Government International Bond
3.88%, 06/12/2030 $ 2,800 2,779
Chile Government International Bond
3.10%, 01/22/2061 1,250 1,179
Colombia Government International Bond
3.25%, 04/22/2032 800 785
3.88%, 04/25/2027 950 1,015
4.13%, 02/22/2042 900 881
5.63%, 02/26/2044 1,100 1,247
6.13%, 01/18/2041 1,050 1,259
Colombian TES
6.00%, 04/28/2028 COP 2,002,400 523
6.25%, 11/26/2025 7,567,300 2,101
Costa Rica Government International Bond
7.00%, 04/04/2044
(f)
$ 1,300 1,333
Dominican Republic International Bond
5.88%, 01/30/2060
(f)
1,775 1,771
5.88%, 01/30/2060 300 299
6.50%, 02/15/2048
(a)
1,400 1,540
6.85%, 01/27/2045 2,550 2,901
Ecuador Government International Bond
0.50%, 07/31/2030
(m)
1,470 1,227
Egypt Government Bond
14.05%, 07/21/2022 EGP 21,600 1,382
Egypt Government International Bond
6.38%, 04/11/2031 EUR 3,500 4,385
7.63%, 05/29/2032
(f)
$ 2,395 2,543
7.63%, 05/29/2032 800 849
8.50%, 01/31/2047
(f)
200 206
8.50%, 01/31/2047 750 773
8.88%, 05/29/2050
(f)
1,530 1,608
8.88%, 05/29/2050 750 788
El Salvador Government International Bond
7.65%, 06/15/2035 2,700 2,825
8.25%, 04/10/2032
(f)
1,100 1,206
8.25%, 04/10/2032 2,100 2,302
Export-Import Bank of India
3.88%, 02/01/2028 3,200 3,407
Export-Import Bank of Korea
6.20%, 08/07/2021
(f)
INR 76,100 1,027
8.00%, 05/15/2024
(f)
IDR 21,100,000 1,551
Gabon Government International Bond
6.38%, 12/12/2024
(f)
$ 950 1,002
6.95%, 06/16/2025
(f)
200 213
6.95%, 06/16/2025 3,678 3,912
Ghana Government International Bond
6.38%, 02/11/2027 1,150 1,140
7.88%, 02/11/2035 3,500 3,442
8.63%, 04/07/2034
(f)
1,700 1,753
8.95%, 03/26/2051
(f)
750 743
Guatemala Government Bond
6.13%, 06/01/2050 900 1,080
Honduras Government International Bond
6.25%, 01/19/2027 1,750 1,921
Hungary Government Bond
3.25%, 10/22/2031 HUF 260,200 927
Indonesia Government International Bond
4.35%, 01/08/2027
(f)
$ 700 789
4.45%, 04/15/2070 400 446
4.63%, 04/15/2043
(f)
1,515 1,704
8.50%, 10/12/2035 1,000 1,575

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Indonesia Treasury Bond
7.00%, 09/15/2030 IDR 55,000,000 $ 3,926
7.50%, 08/15/2032 7,440,000 538
8.25%, 05/15/2036 18,125,000 1,377
8.38%, 03/15/2034 38,221,000 2,926
Israel Government International Bond
4.50%, 01/30/2043 $ 2,550 3,111
Ivory Coast Government International Bond
5.75%, 12/31/2032
(m)
3,535 3,566
6.88%, 10/17/2040
(f)
EUR 1,300 1,689
Kenya Government International Bond
7.00%, 05/22/2027
(f)
$ 1,050 1,141
8.00%, 05/22/2032 3,109 3,404
Malaysia Government Bond
3.76%, 05/22/2040 MYR 7,473 1,728
4.89%, 06/08/2038 6,561 1,732
Mexican Bonos
7.50%, 06/03/2027 MXN 53,139 2,785
7.75%, 05/29/2031 21,700 1,137
7.75%, 11/23/2034 84,000 4,340
8.50%, 05/31/2029 45,191 2,485
10.00%, 11/20/2036 13,470 826
Mexico Government International Bond
4.75%, 04/27/2032 $ 1,425 1,601
4.75%, 03/08/2044 2,350 2,502
Morocco Government International Bond
4.25%, 12/11/2022 1,400 1,467
Nigeria Government International Bond
6.50%, 11/28/2027 2,200 2,324
7.70%, 02/23/2038 300 308
9.25%, 01/21/2049 200 230
Oman Government International Bond
5.38%, 03/08/2027 3,550 3,705
6.25%, 01/25/2031
(f)
1,200 1,290
6.75%, 01/17/2048 1,600 1,595
7.00%, 01/25/2051
(f)
760 775
Oman Sovereign Sukuk Co
4.40%, 06/01/2024 1,100 1,140
Pakistan Government International Bond
6.00%, 04/08/2026
(f)
2,450 2,517
Panama Government International Bond
2.25%, 09/29/2032 940 898
Perusahaan Penerbit SBSN Indonesia III
4.55%, 03/29/2026 1,150 1,301
Peruvian Government International Bond
2.39%, 01/23/2026 1,000 1,028
5.63%, 11/18/2050 1,200 1,596
Qatar Government International Bond
3.40%, 04/16/2025
(f)
945 1,029
4.82%, 03/14/2049
(f)
1,100 1,350
Republic of Belarus International Bond
6.88%, 02/28/2023 1,600 1,633
Republic of Belarus Ministry of Finance
5.88%, 02/24/2026
(f)
4,090 3,955
Republic of Poland Government International
Bond
3.25%, 04/06/2026 3,000 3,315
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 76,751 4,890
8.88%, 02/28/2035 16,911 1,002
10.50%, 12/21/2026 33,920 2,671
Republic of South Africa Government
International Bond
4.85%, 09/30/2029 $ 2,800 2,892
Romania Government Bond
5.00%, 02/12/2029 RON 5,380 1,499
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Romanian Government International Bond
2.00%, 01/28/2032
(f)
EUR 4,100 $ 4,954
2.75%, 04/14/2041
(f)
420 496
5.13%, 06/15/2048 $ 2,500 2,903
Russian Federal Bond - OFZ
6.90%, 05/23/2029 RUB 187,567 2,499
7.05%, 01/19/2028 400,000 5,414
7.10%, 10/16/2024 48,018 656
7.65%, 04/10/2030 80,728 1,126
7.70%, 03/23/2033 35,277 493
7.95%, 10/07/2026 169,819 2,402
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 $ 3,000 3,358
4.50%, 04/04/2022 200 206
5.25%, 06/23/2047 400 492
Saudi Government International Bond
3.25%, 10/22/2030
(f)
2,500 2,638
4.50%, 10/26/2046 3,000 3,345
4.63%, 10/04/2047
(f)
650 740
Senegal Government International Bond
4.75%, 03/13/2028 EUR 2,525 3,150
Sri Lanka Government International Bond
5.75%, 04/18/2023 $ 305 220
6.85%, 11/03/2025 400 265
Thailand Government Bond
1.59%, 12/17/2035 THB 47,275 1,416
1.60%, 12/17/2029 18,401 588
1.60%, 06/17/2035 15,118 453
3.78%, 06/25/2032 18,401 698
Trinidad & Tobago Government International
Bond
4.50%, 08/04/2026
(a)
$ 1,700 1,809
Turkey Government International Bond
5.13%, 02/17/2028 1,750 1,645
5.88%, 06/26/2031 855 801
6.38%, 10/14/2025 1,360 1,394
Ukraine Government Bond
17.00%, 05/11/2022 UAH 81,000 3,051
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(m)
$ 2,085 2,197
6.88%, 05/21/2029
(f)
1,620 1,621
7.25%, 03/15/2033 3,550 3,550
7.38%, 09/25/2032
(f)
250 253
7.38%, 09/25/2032 650 657
7.75%, 09/01/2024 900 965
7.75%, 09/01/2027 400 429
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 850 912
Venezuela Government International Bond
0.00%, 10/13/2019
(e)
15,701 1,531
0.00%, 09/15/2027
(e)
4,000 410
0.00%, 08/05/2031
(e)
2,425 249
Vietnam Government International Bond
4.80%, 11/19/2024 1,400 1,563
Zambia Government International Bond
0.00%, 09/20/2022
(e)
1,360 815
$ 242,487
Supranational Bank - 0.04%
Eastern & Southern African Trade &
Development Bank/The
4.88%, 05/23/2024 2,000 2,081
Telecommunications - 1.77%
Altice France SA/France
7.38%, 05/01/2026
(f)
5,250 5,443
America Movil SAB de CV
3.63%, 04/22/2029 1,100 1,197

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc
3.50%, 09/15/2053
(f)
$ 400 $ 368
4.38%, 09/14/2029 GBP 500 816
7.00%, 04/30/2040 150 335
C&W Senior Financing DAC
6.88%, 09/15/2027
(f)
$ 3,550 3,763
CommScope Inc
6.00%, 03/01/2026
(f)
1,100 1,159
8.25%, 03/01/2027
(f)
2,050 2,196
CommScope Technologies LLC
6.00%, 06/15/2025
(f)
6,968 7,090
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(f)
715 747
Digicel Group Holdings Ltd/JM
8.00%, PIK 2.00%; 04/01/2024
(m),(o)
2,096 2,049
Digicel Holdings Bermuda Ltd / Digicel
International Finance Ltd
8.75%, 05/25/2024 4,075 4,258
Digicel International Finance Ltd/Digicel
international Holdings ltd
8.75%, 05/25/2024
(f)
450 470
Digicel Ltd
6.75%, 03/01/2023
(f)
550 518
Embarq Corp
8.00%, 06/01/2036 755 879
GTT Communications Inc
7.88%, 12/31/2024
(f)
24,309 3,646
Kenbourne Invest SA
6.88%, 11/26/2024
(f)
800 851
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 600 984
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(f)
$ 2,125 2,237
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 1,200 1,271
Nokia Oyj
2.00%, 03/15/2024 EUR 400 501
Oi SA
10.00%, 07/27/2025
(m)
$ 830 867
Sprint Capital Corp
8.75%, 03/15/2032 1,130 1,675
Sprint Corp
7.88%, 09/15/2023 750 855
Switch Ltd
3.75%, 09/15/2028
(f)
750 746
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
1,815 1,982
Telefonica Europe BV
2.88%, 06/24/2027
(i),(k)
EUR 500 612
EUR Swap Annual (VS 6 Month) 8 Year
+ 3.07%
T-Mobile USA Inc
2.63%, 02/15/2029 $ 1,500 1,461
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,200 1,241
6.88%, 02/28/2025
(f)
600 654
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 1,500 1,568
Verizon Communications Inc
2.50%, 05/16/2030 CAD 1,000 802
4.86%, 08/21/2046 $ 700 866
Viasat Inc
5.63%, 09/15/2025
(f)
5,025 5,138
5.63%, 04/15/2027
(f)
3,850 4,033
6.50%, 07/15/2028
(f)
5,870 6,195
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(f)
3,700 3,580
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Vodafone Group PLC
5.00%, 05/30/2038 $ 825 $ 1,008
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
5,750 5,710
6.13%, 03/01/2028
(f)
3,075 3,163
$ 82,934
Transportation - 0.20%
BNSF Funding Trust I
6.61%, 12/15/2055
(k)
3,510 4,023
3 Month USD LIBOR + 2.35%
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/2030
(f)
600 645
FedEx Corp
5.25%, 05/15/2050
(a)
550 712
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(f)
1,890 1,944
MV24 Capital BV
6.75%, 06/01/2034
(f)
757 802
Pelabuhan Indonesia II PT
5.38%, 05/05/2045
(f)
600 715
Simpar Europe SA
5.20%, 01/26/2031
(f)
530 535
$ 9,376
Water - 0.05%
American Water Capital Corp
2.80%, 05/01/2030 800 834
Essential Utilities Inc
2.70%, 04/15/2030 1,550 1,578
$ 2,412
TOTAL BONDS $ 2,295,592
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(e),(f)
$ 6,966 $ 279
TOTAL CONVERTIBLE BONDS $ 279
CREDIT LINKED STRUCTURED NOTES
- 0.10%
Principal
Amount (000's) Value (000's)
Sovereign - 0.10%
China Government Bond - JPMorgan Chase
2.85%, 06/04/2027
(m)
CNY 30,000 $ 4,565
TOTAL CREDIT LINKED STRUCTURED NOTES $ 4,565
SENIOR FLOATING RATE INTERESTS
- 7.09%
Principal
Amount (000's) Value (000's)
Airlines - 0.05%
American Airlines Inc
0.00%, 03/10/2028
(p),(q)
$ 1,100 $ 1,130
1 Month USD LIBOR + 4.75%
United Airlines Inc
0.00%, 04/14/2028
(p),(q)
1,000 1,011
1 Month USD LIBOR + 3.75%
$ 2,141
Automobile Parts & Equipment - 0.52%
Dexko Global Inc
9.25%, 07/24/2025
(q)
21,140 21,087
3 Month USD LIBOR + 8.25%
First Brands Group LLC
6.00%, 03/24/2027
(q)
1,525 1,531
3 Month USD LIBOR + 5.00%
9.50%, 03/24/2028
(q)
2,025 2,015
3 Month USD LIBOR + 2.75%
$ 24,633
Chemicals - 0.15%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(q)
6,210 6,225
1 Month USD LIBOR + 7.75%

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Cpc Acquisition Corp
0.00%, 01/12/2029
(p),(q)
$ 750 $ 755
1 Month USD LIBOR + 7.75%
$ 6,980
Commercial Services - 0.84%
CoreCivic Inc
5.50%, 12/12/2024
(q)
3,143 3,071
1 Month USD LIBOR + 4.50%
KUEHG Corp
9.25%, 08/22/2025
(q)
16,360 15,738
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
8.50%, 03/13/2026
(q)
17,700 16,904
3 Month USD LIBOR + 7.50%
Rent-A-Center
4.75%, 01/17/2028
(q)
1,375 1,383
1 Month USD LIBOR + 4.00%
Revint Intermediate II LLC
5.75%, 10/15/2027
(q)
2,325 2,329
1 Month USD LIBOR + 5.00%
$ 39,425
Distribution & Wholesale - 0.06%
Infinite Bidco LLC
7.50%, 02/24/2029
(q)
2,690 2,697
1 Month USD LIBOR + 7.00%
Electronics - 0.23%
Deliver Buyer Inc
5.20%, 05/01/2024
(q)
10,660 10,673
3 Month USD LIBOR + 5.00%
Engineering & Construction - 0.19%
Brand Industrial Services Inc
5.25%, 06/21/2024
(q)
5,387 5,233
3 Month USD LIBOR + 4.25%
5.25%, 06/21/2024
(q)
3,935 3,822
3 Month USD LIBOR + 4.25%
Entertainment - 0.44%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(q)
17,870 18,228
1 Month USD LIBOR + 8.00%
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(q)
2,278 2,231
3 Month USD LIBOR + 2.50%
$ 20,459
Healthcare - Services - 1.08%
Aveanna Healthcare LLC
9.00%, 03/16/2025
(q)
23,880 23,805
3 Month USD LIBOR + 8.00%
Dental Corp of Canada Inc
8.50%, 06/01/2026
(q)
17,170 17,113
3 Month USD LIBOR + 7.50%
Dentalcorp Health Services ULC
4.75%, 06/01/2025
(q)
2,651 2,633
3 Month USD LIBOR + 3.75%
National Mentor Holdings Inc
8.00%, 02/16/2029
(q)
725 732
1 Month USD LIBOR + 7.25%
Sound Inpatient Physicians Holdings LLC
6.86%, 06/26/2026
(q)
6,525 6,509
3 Month USD LIBOR + 6.75%
$ 50,792
Home Builders - 0.04%
Tecta America Corp
5.00%, 04/06/2028
(q)
900 893
3 Month USD LIBOR + 4.25%
8.69%, 04/06/2029
(q)
900 891
3 Month USD LIBOR + 8.50%
$ 1,784
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0.51%
Asurion LLC
3.36%, 12/18/2026
(q)
$ 1,217 $ 1,208
1 Month USD LIBOR + 3.25%
3.36%, 07/29/2027
(q)
4,000 3,969
1 Month USD LIBOR + 3.25%
5.36%, 01/29/2028
(q)
11,300 11,456
1 Month USD LIBOR + 5.25%
5.36%, 01/29/2028
(q)
7,050 7,147
1 Month USD LIBOR + 5.25%
$ 23,780
Internet - 1.03%
CNT Holdings I Corp
7.50%, 12/16/2028
(q)
5,681 5,738
3 Month USD LIBOR + 3.75%
MH Sub I LLC
6.36%, 02/12/2029
(q)
7,320 7,384
1 Month USD LIBOR + 6.25%
Ten-X LLC
9.00%, 09/29/2025
(g),(q)
35,440 35,440
1 Month USD LIBOR + 8.00%
$ 48,562
Investment Companies - 0.52%
Masergy Holdings Inc
8.50%, 12/16/2024
(q)
13,674 13,614
3 Month USD LIBOR + 7.50%
Zest Acquisition Corp
8.50%, 03/06/2026
(q)
11,260 11,035
3 Month USD LIBOR + 7.50%
$ 24,649
Lodging - 0.04%
Caesars Resort Collection LLC
4.61%, 07/20/2025
(q)
1,816 1,820
1 Month USD LIBOR + 4.50%
Machinery - Diversified - 0.48%
Engineered Machinery Holdings Inc
8.25%, 07/25/2025
(q)
22,333 22,326
3 Month USD LIBOR + 7.25%
Mining - 0.13%
Arctic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(g),(o),(q)
5,709 5,709
1 Month USD LIBOR + 5.00%
6.00%, 12/31/2024
(g),(q)
480 480
1 Month USD LIBOR + 5.00%
$ 6,189
Miscellaneous Manufacturers - 0.01%
Utex Industries
5.25%, PIK 5.75%, 11/03/2025
(o),(q)
643 617
1 Month USD LIBOR + 9.50%
Pharmaceuticals - 0.08%
Lanai Holdings III Inc
12.75%, PIK 0.00%, 08/28/2023
(o),(q)
3,792 3,783
3 Month USD LIBOR + 10.50%
Software - 0.55%
Applied Systems Inc
6.25%, 09/19/2025
(q)
3,957 3,980
1 Month USD LIBOR + 5.50%
Greeneden US Holdings II LLC
4.76%, 10/08/2027
(q)
3,368 3,373
1 Month USD LIBOR + 4.00%
Informatica LLC
7.13%, 02/14/2025
(q)
4,950 5,046
Skopima Merger Sub Inc
0.00%, 04/30/2029
(p),(q)
4,760 4,760
Software Luxembourg Acquisition Sarl
8.52%, 04/27/2025
(q)
3,933 3,921
1 Month USD LIBOR + 7.50%

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Sophia LP
4.50%, 10/07/2027
(q)
$ 2,743 $ 2,741
1 Month USD LIBOR + 3.75%
UKG Inc
7.50%, 05/03/2027
(q)
1,950 2,005
1 Month USD LIBOR + 6.75%
$ 25,826
Telecommunications - 0.08%
GTT Communications BV
2.50%, PIK 6.00%, 12/31/2021
(o),(q)
1,378 1,402
1 Month USD LIBOR + 5.00%
8.48%, 12/28/2021
(q)
2,404 2,447
1 Month USD LIBOR + 5.00%
$ 3,849
Transportation - 0.06%
ASP LS Acquisition Corp
0.00%, 04/30/2029
(p),(q)
2,730 2,703
TOTAL SENIOR FLOATING RATE INTERESTS $ 332,743
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.09%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.09%
0.75%, 03/31/2026 $ 4,500 $ 4,482
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,482
Total Investments $ 4,699,527
Other Assets and Liabilities -  (0.20)% (9,199)
TOTAL NET ASSETS - 100.00% $ 4,690,328
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $47,918 or 1.02% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $49,961 or 1.07% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,173,821 or 25.03% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security purchased on a when-issued basis.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $71,201 or 1.52% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Security is an Interest Only Strip.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) This Senior Floating Rate Note will settle after April 30, 2021, at which time the interest rate will be determined.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 65.89%
Canada 3.56%
Japan 3.38%
United Kingdom 3.04%
France 1.96%
Netherlands 1.46%
Germany 1.35%
Australia 1.19%
Mexico 1.18%
Switzerland 1.14%
Hong Kong 0.96%
Cayman Islands 0.93%
Spain 0.68%
Italy 0.65%
Supranational 0.56%
Sweden 0.49%
Ireland 0.47%
Brazil 0.45%
Jersey, Channel Islands 0.43%
Virgin Islands, British 0.41%
Indonesia 0.41%
India 0.40%
Israel 0.37%
Luxembourg 0.35%
South Africa 0.34%
Russian Federation 0.34%
Singapore 0.34%
Denmark 0.31%
China 0.31%
Turkey 0.30%
Bermuda 0.29%
Korea, Republic Of 0.29%
Ukraine 0.28%
Colombia 0.28%
Egypt 0.26%
Finland 0.25%
Belgium 0.23%
Taiwan 0.23%
Saudi Arabia 0.22%
Romania 0.21%
Oman 0.19%
Portugal 0.18%
United Arab Emirates 0.18%
Malaysia 0.18%
Argentina 0.17%
Austria 0.16%
Ghana 0.15%
Angola 0.15%
Chile 0.15%
Dominican Republic 0.14%
Isle of Man 0.14%
El Salvador 0.14%
Mauritius 0.13%
Venezuela 0.12%
Cote d'Ivoire 0.12%
Belarus 0.12%
Norway 0.11%
Thailand 0.10%
Gabon 0.10%
Kenya 0.09%
Nigeria 0.09%
Morocco 0.08%
Poland 0.07%
Puerto Rico 0.07%
Azerbaijan 0.07%
Senegal 0.07%
Philippines 0.06%
Pakistan 0.05%
Peru 0.05%
Qatar 0.05%
Portfolio Summary  (unaudited) (continued)
Location Percent
Togo 0.05%
Benin 0.05%
Malta 0.04%
Panama 0.04%
Jordan 0.04%
Trinidad And Tobago 0.04%
Honduras 0.04%
Costa Rica 0.03%
Cyprus 0.03%
Ecuador 0.03%
Vietnam 0.03%
Guatemala 0.02%
Tunisia 0.02%
Zambia 0.02%
Hungary 0.02%
Uzbekistan 0.01%
New Zealand 0.01%
Sri Lanka 0.01%
Other Assets and Liabilities
(0.20)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 140,535 $ 2,611,236 $ 2,576,913 $ 174,858
$ 140,535 $ 2,611,236 $ 2,576,913 $ 174,858
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 03/17/2017-01/24/2018 $ 15,032 $ 192 0.00%
Material Sciences Corp   0.00%, PIK 9.75%, 01/09/2024 12/22/2016-06/30/2020 22,965 22,309 0.48%
Real Alloy Holding Inc   0.00%, PIK 11.00%, 11/30/2023 05/31/2018-06/30/2020 19,795 19,795 0.42%
Specialty Steel   11.00%, 11/15/2022 11/15/2017 41,148 41,564 0.89%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 20,743 0.44%
Utex Industries - Warrants 12/03/2020 — — 0.00%
Total $ 104,603 2.23%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; June 2021 Short 26 $ 5,314 $ 54
US 10 Year Note; June 2021 Short 117 15,448 (132)
Total $ (78)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 05/24/2021 EUR 3,990 $ 4,833 $ — $ (34)
Bank of New York Mellon 05/24/2021 $ 4,828 EUR 3,990 29 —
Barclays Bank PLC 05/28/2021 CZK 65,791 $ 3,058 2 —
Barclays Bank PLC 05/28/2021 HUF 350,844 $ 1,169 4 —
Barclays Bank PLC 05/28/2021 PLN 9,923 $ 2,608 10 —
Citigroup Inc 05/21/2021 RUB 184,000 $ 2,423 18 —
Citigroup Inc 05/21/2021 ZAR 11,500 $ 805 — (14)
HSBC Securities Inc 05/21/2021 RUB 320,000 $ 4,221 26 —
HSBC Securities Inc 05/21/2021 $ 4,198 ZAR 60,300 49 —
HSBC Securities Inc 05/21/2021 $ 5,561 MXN 110,900 96 —
HSBC Securities Inc 05/21/2021 $ 6,586 RUB 504,000 — (101)
HSBC Securities Inc 05/24/2021 INR 138,752 $ 1,830 36 —
HSBC Securities Inc 05/24/2021 $ 1,830 INR 137,059 — (13)
HSBC Securities Inc 05/28/2021 $ 2,143 EUR 1,775 9 —
JPMorgan Chase 05/04/2021 BRL 7,906 $ 1,396 60 —
JPMorgan Chase 05/04/2021 $ 1,211 BRL 6,673 — (17)
JPMorgan Chase 05/17/2021 INR 615,000 $ 8,361 — (78)
JPMorgan Chase 05/17/2021 $ 8,181 INR 615,000 — (102)
JPMorgan Chase 05/20/2021 EUR 3,502 $ 4,230 — (19)
JPMorgan Chase 05/20/2021 $ 22,531 EUR 18,710 31 —
JPMorgan Chase 05/21/2021 MXN 20,000 $ 1,007 — (22)
JPMorgan Chase 05/28/2021 ZAR 13,850 $ 965 — (13)
JPMorgan Chase 05/28/2021 $ 1,934 ZAR 27,765 25 —
JPMorgan Chase 06/02/2021 BRL 5,329 $ 981 — (2)
JPMorgan Chase 06/02/2021 $ 981 BRL 5,345 — (1)
Morgan Stanley & Co 05/04/2021 BRL 21,526 $ 3,911 52 —
Morgan Stanley & Co 05/04/2021 $ 4,041 BRL 23,026 — (198)
Morgan Stanley & Co 05/11/2021 $ 1,110 COP 4,160,811 2 —
Morgan Stanley & Co 05/28/2021 CLP 685,920 $ 983 — (17)
Morgan Stanley & Co 05/28/2021 RUB 73,197 $ 974 — (3)
Morgan Stanley & Co 05/28/2021 $ 983 CLP 688,279 14 —
Morgan Stanley & Co 05/28/2021 $ 1,837 MXN 36,873 21 —
Morgan Stanley & Co 06/03/2021 $ 981 PEN 3,718 — (2)

Schedule of Investments
Global Diversified Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Morgan Stanley & Co 06/04/2021 CLP 1,399,919 $ 1,961 $ 9 $ —
Total $ 493 $ (636)
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
JPMorgan Chase Egypt Treasury Bills,
0.00%, 06/15/2021
132,500,000 Receive 3 Month USD
LIBOR + 0.70%
Quarterly 06/16/2021 $ 7,907 $ — $ 419 $ —
Total $ — $ 419 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .45 % Shares Held Value (000's)
Money Market Funds - 2 .45%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
2,645,000 $ 2,645
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
90,531,144 90,531
$ 93,176
TOTAL INVESTMENT COMPANIES $ 93,176
COMMON STOCKS - 97 .42 % Shares Held Value (000's)
Engineering & Construction - 1 .00%
Cellnex Telecom SA
(e)
192,322 $ 10,878
Lendlease Corp Ltd 2,775,723 27,124
$ 38,002
Entertainment - 0 .50%
Marriott Vacations Worldwide Corp
(d)
106,270 18,877
Home Builders - 0 .58%
DR Horton Inc 126,635 12,447
Persimmon PLC 222,979 9,646
$ 22,093
Internet - 0 .49%
21Vianet Group Inc ADR
(d)
669,372 18,682
Lodging - 1 .18%
Choice Hotels International Inc 112,925 12,851
City Developments Ltd 3,805,300 22,510
Travel + Leisure Co 149,086 9,621
$ 44,982
Real Estate - 15 .77%
Castellum AB 1,080,242 26,306
ESR Cayman Ltd
(d),(e)
3,543,000 12,100
Fabege AB 1,798,327 26,812
Hang Lung Properties Ltd 7,351,000 20,055
LEG Immobilien SE 153,413 21,345
Mitsubishi Estate Co Ltd 5,090,500 83,784
Mitsui Fudosan Co Ltd 3,301,793 71,779
New World Development Co Ltd 12,335,250 65,274
Sun Hung Kai Properties Ltd 4,836,500 72,752
Sunac Services Holdings Ltd
(d),(e)
8,581,926 26,548
Vonovia SE 2,350,529 154,442
Wihlborgs Fastigheter AB
(f)
843,374 17,240
$ 598,437
REITs - 76 .52%
Agree Realty Corp 533,190 37,515
Alexandria Real Estate Equities Inc 453,286 82,090
Allied Properties Real Estate Investment Trust 1,717,499 59,595
American Campus Communities Inc 240,793 10,886
American Homes 4 Rent 2,268,915 84,041
American Tower Corp 259,972 66,233
Apartment Income REIT Corp 985,095 44,477
AvalonBay Communities Inc 611,361 117,381
Big Yellow Group PLC 933,693 15,450
Boston Properties Inc 163,044 17,829
Brandywine Realty Trust 596,496 8,071
Broadstone Net Lease Inc 1,505,968 30,390
Camden Property Trust 101,708 12,254
Canadian Apartment Properties REIT 917,751 40,797
CapitaLand Integrated Commercial Trust 24,962,444 40,273
Charter Hall Group 1,372,286 14,824
CoreSite Realty Corp 165,700 20,131
Cousins Properties Inc 1,049,578 38,488
CubeSmart 1,256,525 53,201
CyrusOne Inc 306,022 22,288
Daiwa Office Investment Corp 5,757 41,601
Derwent London PLC 296,569 13,641
Dexus 7,992,482 62,739
Equinix Inc 53,598 38,631
Equity LifeStyle Properties Inc 540,720 37,526
Equity Residential 203,416 15,100
Essex Property Trust Inc 368,005 106,913
Extra Space Storage Inc 426,904 63,476
Federal Realty Investment Trust 86,537 9,765
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
First Industrial Realty Trust Inc 686,927 $ 34,188
Gecina SA 291,310 42,641
Goodman Group 3,216,171 46,900
Great Portland Estates PLC 1,836,969 17,583
Healthcare Realty Trust Inc 815,785 26,236
Healthcare Trust of America Inc 2,006,078 58,919
Industrial & Infrastructure Fund Investment Corp 23,389 42,351
Inmobiliaria Colonial Socimi SA 3,546,327 35,976
InterRent Real Estate Investment Trust 1,306,400 16,315
Invitation Homes Inc 3,531,107 123,801
Japan Metropolitan Fund Invest 30,636 30,191
Kilroy Realty Corp 442,477 30,327
Klepierre SA 1,462,629 38,820
Link REIT 4,415,000 41,647
Mapletree Industrial Trust 6,660,000 14,129
Merlin Properties Socimi SA 3,127,155 34,563
MGM Growth Properties LLC 452,221 16,289
Mori Hills REIT Investment Corp 11,768 17,070
Nomura Real Estate Master Fund Inc 18,363 29,015
Park Hotels & Resorts Inc
(d)
811,231 18,099
Prologis Inc 1,727,625 201,320
Prologis Property Mexico SA de CV 4,385,687 9,461
Regency Centers Corp 746,844 47,544
Rexford Industrial Realty Inc 1,369,342 76,067
Sabra Health Care REIT Inc 1,248,627 22,688
Saul Centers Inc 261,863 11,307
Segro PLC 7,527,798 104,580
Sekisui House Reit Inc 30,738 25,576
Simon Property Group Inc 121,368 14,775
STORE Capital Corp 1,487,676 53,244
Summit Industrial Income REIT 2,544,977 32,321
Sun Communities Inc 525,805 87,720
Sunstone Hotel Investors Inc
(d)
1,025,154 13,491
Terreno Realty Corp 319,359 20,605
UNITE Group PLC/The 2,512,929 40,428
United Urban Investment Corp 17,875 26,685
VICI Properties Inc 1,577,978 50,022
Welltower Inc 1,778,759 133,460
Weyerhaeuser Co 314,212 12,182
$ 2,904,142
Storage & Warehousing - 0 .76%
Safestore Holdings PLC 2,445,360 28,776
Telecommunications - 0 .62%
NEXTDC Ltd
(d)
2,629,133 23,382
TOTAL COMMON STOCKS $ 3,697,373
Total Investments $ 3,790,549
Other Assets and Liabilities -  0.13% 4,880
TOTAL NET ASSETS - 100.00% $ 3,795,429
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,075 or 0.29% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $49,526 or 1.30% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,221 or 0.27% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 55 .74%
Japan 9 .70%
United Kingdom 6 .07%
Hong Kong 5 .59%
Germany 4 .63%
Australia 4 .61%
Canada 3 .93%
Spain 2 .15%
France 2 .14%
Singapore 2 .02%
Sweden 1 .85%
China 1 .19%
Mexico 0 .25%
Other Assets and Liabilities
0 .13%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 23,379 $ 552,253 $ 485,101 $ 90,531
$ 23,379 $ 552,253 $ 485,101 $ 90,531
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7.70% Shares Held Value (000's)
Money Market Funds - 7.70%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
92,510,533 $ 92,511
TOTAL INVESTMENT COMPANIES $ 92,511
BONDS - 21.31%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 7.32%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 $ 8,069 $ 8,076
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 10,590 10,590
BMW Vehicle Lease Trust 2021-1
0.20%, 03/27/2023 6,575 6,574
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 7,865 7,863
Ford Credit Auto Owner Trust 2020-C
0.25%, 09/15/2023 9,415 9,418
Hyundai Auto Lease Securitization Trust 2021-A
0.25%, 04/17/2023
(d)
5,660 5,660
Santander Consumer Auto Receivables Trust
2021-A
0.23%, 11/15/2023
(d)
5,485 5,483
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 7,533 7,538
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 14,770 14,769
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(d)
12,015 12,030
$ 88,001
Commercial Mortgage Backed Securities - 2.42%
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 7,700 7,834
Ginnie Mae
0.16%, 10/16/2054
(e),(f)
18,078 104
0.32%, 06/16/2052
(e),(f)
18,390 113
0.40%, 10/16/2053
(e),(f)
8,419 191
0.43%, 06/16/2054
(e),(f)
38,364 436
0.47%, 12/16/2053
(e),(f)
19,837 351
0.48%, 10/16/2054
(e),(f)
36,678 701
0.54%, 04/16/2047
(e),(f)
51,590 1,011
0.54%, 08/16/2051
(e),(f)
40,150 888
0.54%, 01/16/2056
(e),(f)
10,476 286
0.55%, 11/16/2052
(e),(f)
27,921 568
0.56%, 07/16/2060
(e),(f)
11,929 697
0.57%, 06/16/2057
(e),(f)
7,016 246
0.58%, 03/16/2060
(e),(f)
14,989 753
0.64%, 09/16/2053
(e),(f)
25,024 503
0.70%, 02/16/2053
(e),(f)
26,862 684
2.60%, 05/16/2059 2,677 2,770
2.60%, 03/16/2060 4,801 4,969
GS Mortgage Securities Trust 2013-GC13
4.22%, 07/10/2046
(d),(f)
5,000 3,320
Wells Fargo Commercial Mortgage Trust
2015-C31
4.76%, 11/15/2048
(f)
2,500 2,625
$ 29,050
Credit Card Asset Backed Securities - 1.97%
American Express Credit Account Master Trust
2.99%, 12/15/2023 10,858 10,870
Barclays Dryrock Issuance Trust
0.44%, 07/15/2024 12,745 12,759
1.00 x 1 Month USD LIBOR + 0.33%
$ 23,629
Mortgage Backed Securities - 8.92%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(f)
6,032 6,411
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
CSMC Trust 2015-1
3.95%, 01/25/2045
(d),(f)
$ 5,166 $ 5,386
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
2,733 334
7.00%, 04/25/2024
(e)
11 1
Fannie Mae REMICS
0.71%, 04/25/2027 5 5
1.00 x 1 Month USD LIBOR + 0.60%
1.99%, 06/25/2045
(e)
10,348 577
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
2.50%, 02/25/2028
(e)
6,740 363
3.00%, 07/25/2032
(e)
7,139 654
3.00%, 10/25/2040
(e)
8,316 293
3.00%, 04/25/2042 2,426 2,470
3.00%, 05/25/2048 1,322 1,387
3.00%, 01/25/2051
(e)
17,919 2,597
3.50%, 02/25/2036
(e)
4,843 554
3.50%, 01/25/2040
(e)
3,969 147
3.50%, 02/25/2043
(e)
7,926 542
3.50%, 02/25/2043 477 501
3.50%, 07/25/2043
(e)
7,517 596
3.50%, 08/25/2045 2,931 3,092
4.00%, 12/25/2039
(e)
1,614 45
4.50%, 04/25/2045
(e)
13,508 2,301
7.00%, 04/25/2032 536 631
Freddie Mac REMICS
3.00%, 11/15/2030
(e)
1,163 22
3.00%, 10/15/2041 803 818
3.00%, 04/15/2046 1,519 1,638
3.50%, 03/15/2029 3,346 3,379
3.50%, 04/15/2040
(e)
1,034 35
3.50%, 09/15/2043 2,413 2,424
4.00%, 11/15/2042
(e)
4,123 442
4.00%, 11/15/2045 553 602
6.50%, 08/15/2027 54 58
Ginnie Mae
2.00%, 12/20/2050
(e)
30,618 3,592
2.50%, 10/20/2050
(e)
20,236 2,569
2.50%, 12/20/2050
(e)
13,914 1,862
2.50%, 01/20/2051
(e)
30,231 3,892
3.00%, 07/20/2050
(e)
12,478 1,520
3.00%, 08/20/2050
(e)
24,633 3,137
3.00%, 09/20/2050
(e)
26,850 3,803
3.00%, 09/20/2050
(e)
22,718 2,789
3.00%, 10/20/2050
(e)
15,997 1,808
3.00%, 11/20/2050
(e)
30,224 3,885
3.00%, 11/20/2050
(e)
19,588 2,424
3.00%, 12/20/2050
(e)
11,621 1,401
3.00%, 01/20/2051
(e)
22,849 3,067
3.50%, 08/20/2039
(e)
8,576 300
3.50%, 01/20/2043
(e)
10,423 2,046
3.50%, 10/20/2044
(e)
13,519 1,377
3.50%, 10/20/2049
(e)
20,166 2,682
4.00%, 11/16/2038 129 132
4.00%, 04/20/2044
(e)
3,557 318
4.00%, 01/20/2046
(e)
5,330 470
5.00%, 11/20/2039 1,844 2,106
5.98%, 06/20/2046
(e)
3,531 788
(1.00) x 1 Month USD LIBOR + 6.10%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
1,595 1,617
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(d),(f)
861 880
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(d),(f)
2,995 3,013

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
New Residential Mortgage Loan Trust 2015-2
5.51%, 08/25/2055
(d),(f)
$ 4,944 $ 5,359
NRP Mortgage Trust 2013-1
3.29%, 07/25/2043
(d),(f)
4,476 4,534
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(f)
3,685 3,79 3
Sequoia Mortgage Trust 2017-3
3.78%, 04/25/2047
(d),(f)
2,249 2,311
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(f)
475 484
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(f)
1,016 1,03 3
$ 107,29 7
Other Asset Backed Securities - 0.68%
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
5,000 5,328
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 2,833 2,859
$ 8,187
TOTAL BONDS $ 256,16 4
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 100.23%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 8.15%
2.48%, 10/01/2032 $ 1 $ 1
1.00 x 12 Month USD LIBOR + 1.98%
2.50%, 08/01/2027 663 696
2.50%, 02/01/2028 2,053 2,156
3.00%, 02/01/2027 1,762 1,865
3.00%, 02/01/2032 4,818 5,135
3.00%, 01/01/2033 3,403 3,636
3.00%, 04/01/2035 1,328 1,410
3.00%, 03/01/2037 3,084 3,252
3.00%, 10/01/2042 4,567 4,886
3.00%, 05/01/2043 1,647 1,762
3.00%, 07/01/2045 4,609 4,919
3.00%, 10/01/2046 6,331 6,794
3.50%, 11/01/2026 911 975
3.50%, 02/01/2032 2,214 2,387
3.50%, 04/01/2032 2,072 2,234
3.50%, 12/01/2041 1,791 1,965
3.50%, 04/01/2042 3,909 4,272
3.50%, 07/01/2042 5,368 5,866
3.50%, 08/01/2043 3,614 3,960
3.50%, 02/01/2044 3,958 4,354
3.50%, 11/01/2046 3,629 3,946
4.00%, 12/01/2041 3,008 3,355
4.00%, 07/01/2042 2,315 2,582
4.00%, 09/15/2042 1,192 1,311
4.00%, 10/01/2045 5,397 5,992
4.50%, 04/01/2041 3,156 3,573
4.50%, 11/01/2043 2,706 3,062
5.00%, 10/01/2025 23 25
5.00%, 12/01/2032 16 17
5.00%, 02/01/2033 256 294
5.00%, 01/01/2034 2,445 2,814
5.00%, 05/01/2034 58 67
5.00%, 07/01/2035 1 1
5.00%, 07/01/2035 24 28
5.00%, 10/01/2035 4 5
5.00%, 11/01/2035 209 242
5.00%, 07/01/2044 1,918 2,216
5.00%, 03/01/2048 3,477 4,025
5.50%, 05/01/2033 4 5
5.50%, 10/01/2033 8 9
5.50%, 12/01/2033 188 218
5.50%, 07/01/2037 11 13
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 16 19
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 06/01/2028 $ 4 $ 4
6.00%, 05/01/2031 50 60
6.00%, 10/01/2031 1 2
6.00%, 02/01/2032 13 15
6.00%, 11/01/2033 253 289
6.00%, 09/01/2034 40 47
6.00%, 02/01/2035 26 30
6.00%, 10/01/2036 28 33
6.00%, 03/01/2037 56 64
6.00%, 05/01/2037 82 98
6.00%, 01/01/2038 9 11
6.00%, 03/01/2038 27 30
6.00%, 04/01/2038 37 41
6.00%, 07/01/2038 104 119
6.00%, 10/01/2038 65 76
6.50%, 12/01/2021 9 9
6.50%, 04/01/2022 16 16
6.50%, 05/01/2022 10 10
6.50%, 08/01/2022 6 6
6.50%, 05/01/2023 17 17
6.50%, 07/01/2023 1 1
6.50%, 07/01/2025 1 1
6.50%, 10/01/2025 1 1
6.50%, 03/01/2029 20 22
6.50%, 04/01/2031 102 115
6.50%, 10/01/2031 34 39
6.50%, 02/01/2032 5 6
6.50%, 04/01/2032 4 5
6.50%, 04/01/2035 4 4
6.50%, 02/01/2037 14 16
7.00%, 07/01/2024 1 1
7.00%, 01/01/2028 138 150
7.00%, 06/01/2029 47 54
7.00%, 04/01/2031 29 33
7.00%, 10/01/2031 60 68
7.00%, 04/01/2032 85 101
7.50%, 12/01/2030 3 3
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 9 9
8.50%, 07/01/2029 62 65
$ 98,019
Federal National Mortgage Association (FNMA) - 0.53%
2.08%, 12/01/2033 32 33
1.00 x 12 Month USD LIBOR + 1.65%
3.00%, 04/01/2043 4,648 5,007
5.50%, 05/01/2033 65 69
6.00%, 01/01/2032 84 91
6.00%, 04/01/2033 145 158
6.00%, 09/01/2034 305 342
6.50%, 06/01/2031 46 54
6.50%, 11/01/2032 249 273
6.50%, 11/01/2032 81 90
7.00%, 08/01/2028 31 34
7.00%, 12/01/2028 34 38
7.00%, 07/01/2029 36 41
7.00%, 07/01/2032 46 49
7.50%, 12/01/2024 37 38
7.50%, 02/01/2030 42 44
$ 6,361
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 58.22%
2.00%, 08/01/2028 1,461 1,513
2.00%, 07/01/2030 3,579 3,706
2.00%, 11/01/2035 12,469 12,941
2.00%, 11/01/2035 8,895 9,232
2.00%, 05/01/2036
(g)
48,000 49,581
2.00%, 10/01/2050 6,829 6,929
2.00%, 03/01/2051 15,752 16,044

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 05/01/2051
(g)
$ 37,500 $ 37,872
2.50%, 06/01/2027 2,396 2,517
2.50%, 05/01/2028 1,168 1,230
2.50%, 08/01/2028 1,599 1,684
2.50%, 03/01/2030 3,850 4,061
2.50%, 07/01/2030 5,147 5,409
2.50%, 12/01/2031 5,288 5,584
2.50%, 08/01/2035 11,295 11,938
2.50%, 10/01/2035 10,948 11,497
2.50%, 04/01/2050 10,253 10,648
2.50%, 06/01/2050 11,308 11,771
2.50%, 05/01/2051
(g)
148,155 153,699
3.00%, 04/01/2027 1,675 1,775
3.00%, 05/01/2029 3,183 3,382
3.00%, 01/01/2030 264 280
3.00%, 08/01/2031 5,570 5,938
3.00%, 06/01/2033 7,149 7,594
3.00%, 12/01/2034 3,041 3,202
3.00%, 10/01/2036 4,327 4,633
3.00%, 12/01/2042 3,958 4,232
3.00%, 01/01/2043 3,712 3,969
3.00%, 07/01/2045 1,729 1,847
3.00%, 01/01/2046 3,866 4,136
3.00%, 07/01/2046 4,721 5,017
3.00%, 10/01/2046 5,071 5,399
3.00%, 12/01/2046 5,745 6,101
3.00%, 01/01/2047 7,644 8,177
3.00%, 08/01/2049 2,711 2,843
3.00%, 10/01/2049 7,034 7,379
3.00%, 12/01/2049 5,937 6,227
3.00%, 01/01/2050 9,481 9,957
3.00%, 02/01/2050 9,006 9,458
3.00%, 07/01/2050 11,427 11,994
3.00%, 08/01/2050 9,054 9,504
3.00%, 09/01/2050 11,771 12,434
3.50%, 08/01/2031 2,849 3,112
3.50%, 02/01/2033 5,727 6,275
3.50%, 09/01/2033 5,794 6,333
3.50%, 06/01/2039 2,460 2,666
3.50%, 06/01/2042 1,840 2,010
3.50%, 11/01/2042 3,167 3,469
3.50%, 02/01/2043 1,440 1,586
3.50%, 05/01/2043 1,988 2,190
3.50%, 03/01/2045 3,551 3,895
3.50%, 03/01/2045 1,897 2,068
3.50%, 09/01/2045 3,171 3,460
3.50%, 11/01/2048 9,925 10,874
3.50%, 03/01/2050 16,908 18,220
4.00%, 01/01/2034 747 821
4.00%, 10/01/2037 3,360 3,652
4.00%, 09/01/2040 1,494 1,649
4.00%, 02/01/2042 1,385 1,537
4.00%, 03/01/2043 2,310 2,562
4.00%, 08/01/2044 2,541 2,832
4.00%, 11/01/2044 2,075 2,312
4.00%, 07/01/2045 3,805 4,186
4.00%, 08/01/2045 4,054 4,517
4.00%, 08/01/2046 6,545 7,221
4.00%, 07/01/2047 5,685 6,324
4.00%, 10/01/2047 4,507 4,990
4.00%, 02/01/2048 4,939 5,465
4.50%, 09/01/2025 547 582
4.50%, 08/01/2039 1,760 1,992
4.50%, 03/01/2041 2,188 2,470
4.50%, 03/01/2042 4,892 5,530
4.50%, 09/01/2043 3,901 4,419
4.50%, 09/01/2043 2,667 3,016
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 11/01/2043 $ 4,027 $ 4,562
4.50%, 10/01/2044 2,324 2,584
4.50%, 12/01/2044 5,344 6,042
4.50%, 05/01/2045 2,499 2,825
4.50%, 09/01/2045 3,318 3,732
4.50%, 10/01/2045 4,525 5,116
4.50%, 11/01/2045 5,533 6,225
4.50%, 08/01/2048 3,853 4,318
4.50%, 11/01/2048 4,626 5,139
4.50%, 12/01/2048 5,021 5,618
5.00%, 01/01/2026 25 28
5.00%, 04/01/2035 100 116
5.00%, 05/01/2035 43 49
5.00%, 07/01/2035 15 17
5.00%, 02/01/2038 1,321 1,525
5.00%, 03/01/2038 839 970
5.00%, 02/01/2040 4,144 4,832
5.00%, 05/01/2040 1,709 1,978
5.00%, 07/01/2040 957 1,101
5.00%, 07/01/2041 4,770 5,510
5.00%, 02/01/2044 2,176 2,514
5.00%, 06/01/2044 2,071 2,392
5.00%, 05/01/2048 3,622 4,192
5.50%, 06/01/2026 29 33
5.50%, 07/01/2033 394 457
5.50%, 02/01/2037 3 3
5.50%, 12/01/2037 611 712
5.50%, 03/01/2038 115 135
6.00%, 12/01/2022 2 2
6.00%, 03/01/2029 22 25
6.00%, 12/01/2031 1 1
6.00%, 12/01/2031 2 2
6.00%, 11/01/2032 6 6
6.00%, 11/01/2037 10 12
6.00%, 02/01/2038 39 46
6.00%, 03/01/2038 37 44
6.00%, 04/01/2039 343 394
6.50%, 09/01/2024 40 45
6.50%, 08/01/2028 14 15
6.50%, 02/01/2029 1 1
6.50%, 03/01/2029 20 22
6.50%, 04/01/2029 19 21
6.50%, 06/01/2031 55 62
6.50%, 12/01/2031 2 2
6.50%, 01/01/2032 27 30
6.50%, 04/01/2032 17 20
6.50%, 04/01/2032 14 16
6.50%, 08/01/2032 53 60
6.50%, 02/01/2033 59 67
6.50%, 04/01/2036 2 3
6.50%, 08/01/2036 22 25
6.50%, 08/01/2036 34 39
6.50%, 10/01/2036 23 28
6.50%, 11/01/2036 16 19
6.50%, 07/01/2037 18 21
6.50%, 07/01/2037 8 9
6.50%, 08/01/2037 288 343
6.50%, 08/01/2037 26 30
6.50%, 02/01/2038 16 19
6.50%, 05/01/2038 3 3
7.00%, 05/01/2022 1 1
7.00%, 11/01/2031 101 114
7.50%, 08/01/2032 6 7
8.50%, 09/01/2025 1 1
$ 699,849

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 21.62%
2.00%, 05/01/2051 $ 32,250 $ 32,908
2.50%, 05/01/2051 80,750 83,936
3.00%, 11/15/2042 2,428 2,609
3.00%, 12/15/2042 2,746 2,907
3.00%, 02/15/2043 3,570 3,818
3.00%, 07/20/2045 9,085 9,668
3.00%, 07/20/2046 3,225 3,410
3.00%, 08/20/2046 7,002 7,415
3.00%, 09/20/2046 4,916 5,272
3.00%, 09/20/2046 8,604 9,092
3.00%, 11/20/2046 3,190 3,397
3.00%, 12/20/2046 4,300 4,553
3.00%, 02/20/2047 5,268 5,575
3.00%, 08/20/2047 3,379 3,582
3.00%, 11/15/2047 5,730 6,216
3.50%, 08/20/2042 2,853 3,094
3.50%, 05/15/2043 4,863 5,270
3.50%, 06/20/2043 3,557 3,865
3.50%, 08/15/2043 4,470 4,833
3.50%, 04/20/2045 2,576 2,780
3.50%, 02/20/2047 1,721 1,869
3.50%, 05/20/2047 9,866 11,067
3.50%, 10/20/2047 3,573 3,850
3.50%, 11/20/2047 3,412 3,812
4.00%, 08/15/2041 2,654 2,945
4.00%, 09/15/2041 4,120 4,571
4.00%, 03/15/2044 2,846 3,156
4.00%, 10/20/2044 2,660 2,882
4.00%, 01/20/2048 14,758 16,232
5.00%, 02/15/2034 72 84
5.00%, 10/15/2039 1,667 1,942
5.50%, 07/20/2033 607 696
5.50%, 03/20/2034 650 761
5.50%, 05/20/2035 66 77
6.00%, 10/15/2023 29 32
6.00%, 11/15/2023 3 4
6.00%, 11/15/2023 5 6
6.00%, 12/15/2023 1 1
6.00%, 04/20/2026 19 21
6.00%, 10/20/2028 3 3
6.00%, 02/20/2029 32 36
6.00%, 02/15/2033 13 14
6.00%, 07/20/2033 516 606
6.00%, 08/15/2038 62 70
6.50%, 09/15/2023 1 1
6.50%, 09/15/2023 2 3
6.50%, 09/15/2023 5 6
6.50%, 10/15/2023 3 3
6.50%, 12/15/2023 5 5
6.50%, 12/15/2023 6 6
6.50%, 12/15/2023 1 1
6.50%, 01/15/2024 10 11
6.50%, 01/15/2024 2 2
6.50%, 01/15/2024 6 6
6.50%, 01/15/2024 1 1
6.50%, 04/15/2024 3 4
6.50%, 04/20/2024 2 2
6.50%, 07/15/2024 8 9
6.50%, 01/15/2026 2 2
6.50%, 03/15/2026 2 3
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 4 4
6.50%, 03/20/2031 34 39
6.50%, 04/20/2031 27 31
6.50%, 07/15/2031 1 1
6.50%, 10/15/2031 9 10
6.50%, 07/15/2032 1 2
6.50%, 05/20/2034 378 445
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.00%, 11/15/2022 $ 1 $ 1
7.00%, 12/15/2022 1 1
7.00%, 01/15/2023 2 2
7.00%, 02/15/2023 6 6
7.00%, 07/15/2023 2 2
7.00%, 08/15/2023 2 2
7.00%, 12/15/2023 2 2
7.00%, 12/15/2023 1 2
7.00%, 01/15/2026 4 4
7.00%, 01/15/2027 4 4
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 6 6
7.00%, 12/15/2027 1 1
7.00%, 04/15/2028 2 2
7.00%, 06/15/2028 58 61
7.00%, 12/15/2028 40 43
7.00%, 01/15/2029 29 32
7.00%, 03/15/2029 18 18
7.00%, 04/15/2029 119 131
7.00%, 05/15/2031 4 4
7.00%, 07/15/2031 1 1
7.00%, 09/15/2031 1 1
7.50%, 08/15/2022 1 1
7.50%, 08/15/2022 3 3
7.50%, 02/15/2023 1 1
7.50%, 05/15/2023 2 2
7.50%, 03/15/2024 5 5
7.50%, 05/15/2027 3 3
7.50%, 06/15/2027 6 6
7.50%, 08/15/2029 19 20
7.50%, 10/15/2029 13 13
7.50%, 11/15/2029 36 37
8.00%, 02/15/2022 1 1
8.00%, 12/15/2030 4 5
$ 259,960
U.S. Treasury Bill - 11.71%
0.02%, 07/01/2021
(h)
35,000 34,999
0.04%, 05/13/2021
(h)
35,000 35,000
0.04%, 10/14/2021
(h)
70,750 70,742
$ 140,741
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,204,93 0
Total Investments $ 1,553,60 5
Other Assets and Liabilities -  (29.24)% (351,48 6 )
TOTAL NET ASSETS - 100.00% $ 1,202,119
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $62,849 or 5.23% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 99.86%
Government 11.71%
Asset Backed Securities 9.97%
Money Market Funds 7.70%
Other Assets and Liabilities
(29.24)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 250,685 $ 501,785 $ 659,959 $ 92,511
$ 250,685 $ 501,785 $ 659,959 $ 92,511
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2021 Long 507 $ 66,940 $ (524)
US 5 Year Note; June 2021 Short 421 52,178 (109)
US Ultra Bond; June 2021 Short 11 2,045 62
Total $ (571)
Amounts in thousands except contracts.

Schedule of Investments
Government Money Market Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 9.90% Shares Held Value (000's)
Money Market Funds - 9.90%
DWS Government Money Market Series -
Institutional Class 0.03%
(a)
110,000,000 $ 110,000
Goldman Sachs Financial Square Government
Fund - Institutional Class 0.03%
(a)
116,500,000 116,500
Invesco Government & Agency Portfolio -
Institutional Class 0.03%
(a)
108,000,000 108,000
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.03%
(a)
100,000,000 100,000
$ 434,500
TOTAL INVESTMENT COMPANIES $ 434,500
BONDS - 50.85%
Principal
Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker - 50.85%
Federal Farm Credit Discount Notes
0.01%, 05/03/2021 $ 5,000 $ 5,000
Federal Home Loan Bank Discount Notes
0.01%, 05/12/2021 98,000 97,999
0.01%, 06/14/2021 50,000 49,999
0.01%, 07/30/2021 50,000 49,999
0.02%, 05/21/2021 25,000 25,000
0.02%, 06/11/2021 60,000 59,998
0.02%, 06/18/2021 13,042 13,042
0.02%, 06/23/2021 70,000 69,998
0.02%, 06/25/2021 85,000 84,997
0.02%, 06/30/2021 43,000 42,999
0.02%, 07/01/2021 50,000 49,999
0.02%, 07/02/2021 70,000 69,998
0.02%, 07/07/2021 50,000 49,998
0.02%, 07/12/2021 50,000 49,998
0.02%, 07/13/2021 40,000 39,998
0.02%, 07/15/2021 50,000 49,999
0.02%, 07/23/2021 100,000 99,996
0.02%, 07/28/2021 70,000 69,997
0.03%, 05/07/2021 50,000 50,000
0.03%, 05/10/2021 80,000 79,999
0.03%, 05/11/2021 44,000 44,000
0.03%, 05/17/2021 50,000 49,999
0.03%, 06/03/2021 50,000 49,999
0.03%, 06/16/2021 86,600 86,598
0.03%, 10/08/2021 25,000 24,997
0.03%, 10/15/2021 35,000 34,995
0.03%, 10/20/2021 40,000 39,994
0.03%, 10/22/2021 29,000 28,996
0.03%, 10/27/2021 40,000 39,994
0.03%, 10/29/2021 37,000 36,995
0.04%, 05/14/2021 52,000 51,999
0.04%, 05/19/2021 100,000 99,999
0.04%, 05/26/2021 80,000 79,996
0.04%, 05/28/2021 50,000 49,999
0.04%, 06/02/2021 95,000 94,997
0.04%, 06/04/2021 70,000 69,998
0.04%, 06/08/2021 50,000 49,998
0.04%, 06/09/2021 70,000 69,998
0.05%, 05/05/2021 50,000 50,000
0.18%, 07/09/2021 70,000 69,998
$ 2,232,562
TOTAL BONDS $ 2,232,562
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 14.46%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 14.46%
0.01%, 05/18/2021 $ 50,000 $ 50,000
0.02%, 06/29/2021 50,000 49,998
0.02%, 07/22/2021 60,000 59,998
0.03%, 05/27/2021 50,000 49,999
0.03%, 10/21/2021 50,000 49,993
0.03%, 10/28/2021 35,000 34,995
0.04%, 05/20/2021 60,000 59,999
0.07%, 05/04/2021 110,000 110,000
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill (continued)
0.07%, 05/06/2021 $ 110,000 $ 109,999
0.07%, 05/25/2021 60,000 59,997
$ 634,978
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 634,978
REPURCHASE AGREEMENTS - 23.92%
Maturity
Amount (000's) Value (000's)
Banks - 23.92%
Bank of Montreal Repurchase Agreement; 0.01%
traded 04/30/2021 maturing 05/03/2021
(collateralized by US Government Securities;
$102,000,183; 1.63%-3.88%; dated
05/31/2023-08/15/2040)
$ 100,000 $ 100,000
Bank of New York Mellon Repurchase
Agreement; 0.01% traded 04/30/2021
maturing 05/03/2021 (collateralized by US
Government Securities; $204,000,069; 0.63%-
0.75%; dated 04/30/2026-03/31/2027)
200,000 200,000
Barclays Capital Repurchase Agreement; 0.01%
traded 04/30/2021 maturing 05/03/2021
(collateralized by US Government Security;
$132,600,006; 1.50%; dated 09/15/2022)
130,000 130,000
BNP Paribas Securities Corp Repurchase
Agreement; 0.01% traded 04/30/2021
maturing 05/03/2021 (collateralized by US
Government Securities; $102,000,000; 0.00%-
8.13%; dated 05/11/2021-08/15/2049)
100,000 100,000
Goldman Sachs Repurchase Agreement; 0.02%
traded 04/30/2021 maturing 05/03/2021
(collateralized by US Government Security;
$204,000,152; 3.63%; dated 04/15/2028)
200,000 200,000
Merrill Lynch Repurchase Agreement; 0.01%
traded 04/30/2021 maturing 05/03/2021
(collateralized by US Government Securities;
$102,000,194; 1.95%-4.00%; dated
06/12/2028-02/02/2043)
100,000 100,000
Mizuho Securities Repurchase Agreement; 0.01%
traded 04/30/2021 maturing 05/03/2021
(collateralized by US Government Securities;
$102,000,092; 0.13%-2.88%; dated
10/31/2021-07/31/2027)
100,000 100,000
Royal Bank of Canada Repurchase Agreement;
0.01% traded 04/30/2021 maturing 05/03/2021
(collateralized by US Government Securities;
$122,400,074; 0.13%-4.63%; dated
11/30/2022-02/15/2050)
120,000 120,000
$ 1,050,000
TOTAL REPURCHASE AGREEMENTS $ 1,050,000
Total Investments $ 4,352,040
Other Assets and Liabilities -  0.87% 38,286
TOTAL NET ASSETS - 100.00% $ 4,390,326
(a) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Government 65.31%
Financial 23.92%
Money Market Funds 9.90%
Other Assets and Liabilities
0.87%
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.63% Shares Held Value (000's)
Money Market Funds - 4.63%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
3,582,156 $ 3,582
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
169,529,861 169,530
$ 173,112
TOTAL INVESTMENT COMPANIES $ 173,112
COMMON STOCKS - 0.38% Shares Held Value (000's)
Commercial Services - 0.10%
ATD New Holdings Inc
(d)
101,514 $ 3,553
Electric - 0.00%
Vistra Corp 194 3
Vistra Energy Corp - Rights
(d),(e)
164,281 —
$ 3
Mining - 0.03%
Arctic Canadian Diamond Co Ltd
(d),(e)
5,247 1,197
Miscellaneous Manufacturers - 0.12%
Utex Industries
(d)
111,195 4,253
Utex Industries - Warrants
(d),(f)
51,625 —
$ 4,253
Oil & Gas - 0.00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Software - 0.13%
Skillsoft - Class A
(d),(e)
30,298 4,999
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 14,005
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 83.64%
Principal
Amount (000's) Value (000's)
Advertising - 0.54%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(g)
$ 1,080 $ 1,142
Clear Channel Outdoor Holdings Inc
7.75%, 04/15/2028
(g)
4,220 4,345
Lamar Media Corp
3.63%, 01/15/2031
(g)
570 556
3.75%, 02/15/2028 1,000 1,009
4.00%, 02/15/2030 750 757
MDC Partners Inc
7.50%, 05/01/2024
(g),(h)
1,260 1,282
National CineMedia LLC
5.75%, 08/15/2026 75 65
5.88%, 04/15/2028
(g)
900 860
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(g)
1,250 1,242
4.63%, 03/15/2030
(g)
1,180 1,168
5.00%, 08/15/2027
(g)
6,585 6,791
Terrier Media Buyer Inc
8.88%, 12/15/2027
(g)
1,045 1,135
$ 20,352
Aerospace & Defense - 2.07%
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(g)
650 660
Hexcel Corp
4.20%, 02/15/2027 1,150 1,220
4.95%, 08/15/2025 1,050 1,146
Howmet Aerospace Inc
5.13%, 10/01/2024 1,140 1,250
5.87%, 02/23/2022 565 590
5.90%, 02/01/2027 670 773
5.95%, 02/01/2037 670 805
6.75%, 01/15/2028 420 503
6.88%, 05/01/2025 1,090 1,264
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Kratos Defense & Security Solutions Inc
6.50%, 11/30/2025
(g)
$ 800 $ 840
Leonardo US Holdings Inc
6.25%, 01/15/2040
(g)
140 162
Moog Inc
4.25%, 12/15/2027
(g)
500 514
Rolls-Royce PLC
3.63%, 10/14/2025
(g)
1,500 1,514
5.75%, 10/15/2027
(g)
1,599 1,715
Signature Aviation US Holdings Inc
4.00%, 03/01/2028
(g)
655 660
5.38%, 05/01/2026
(g)
630 644
Spirit AeroSystems Inc
3.85%, 06/15/2026 245 253
3.95%, 06/15/2023 1,460 1,447
4.60%, 06/15/2028 560 547
5.50%, 01/15/2025
(g)
520 550
7.50%, 04/15/2025
(g)
1,620 1,736
SSL Robotics LLC
9.75%, 12/31/2023
(g)
515 575
TransDigm Inc
4.63%, 01/15/2029
(g)
4,100 4,041
5.50%, 11/15/2027 11,315 11,775
6.25%, 03/15/2026
(g)
13,650 14,452
6.38%, 06/15/2026 12,268 12,721
6.50%, 05/15/2025 769 779
7.50%, 03/15/2027 8,005 8,575
8.00%, 12/15/2025
(g)
989 1,074
TransDigm UK Holdings PLC
6.88%, 05/15/2026 1,880 1,976
Triumph Group Inc
5.25%, 06/01/2022 755 749
6.25%, 09/15/2024
(g)
550 555
7.75%, 08/15/2025 811 801
8.88%, 06/01/2024
(g)
345 384
$ 77,250
Agriculture - 0.13%
Cooke Omega Investments Inc / Alpha VesselCo
Holdings Inc
8.50%, 12/15/2022
(g)
250 256
JBS Investments II GmbH
5.75%, 01/15/2028
(g)
1,300 1,381
7.00%, 01/15/2026
(g)
1,440 1,533
Vector Group Ltd
5.75%, 02/01/2029
(g)
411 414
10.50%, 11/01/2026
(g)
1,015 1,076
$ 4,660
Airlines - 1.62%
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 540 500
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 564 569
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 752 744
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 956 941
American Airlines 2016-1 Class A Pass Through
Trust
4.10%, 07/15/2029 632 623
American Airlines 2016-2 Class A Pass Through
Trust
3.65%, 12/15/2029 631 608

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines Group Inc
3.75%, 03/01/2025
(g)
$ 405 $ 356
5.00%, 06/01/2022
(g)
605 601
American Airlines Inc
11.75%, 07/15/2025
(g)
2,020 2,530
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.50%, 04/20/2026
(g)
6,100 6,406
5.75%, 04/20/2029
(g)
12,260 13,136
Delta Air Lines Inc
2.90%, 10/28/2024 1,405 1,417
3.63%, 03/15/2022 1,400 1,423
3.75%, 10/28/2029 830 827
3.80%, 04/19/2023 685 705
4.38%, 04/19/2028 730 775
7.38%, 01/15/2026 1,140 1,339
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
6,654 7,307
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
4,856 5,130
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
8.00%, 09/20/2025
(g)
156 175
UAL 2007-1 Pass Through Trust
6.64%, 01/02/2024 225 233
United Airlines Holdings Inc
4.25%, 10/01/2022 1,588 1,619
4.88%, 01/15/2025
(i)
363 368
5.00%, 02/01/2024
(i)
706 725
United Airlines Inc
4.38%, 04/15/2026
(g)
5,475 5,682
4.63%, 04/15/2029
(g)
5,475 5,689
$ 60,428
Apparel - 0.19%
Hanesbrands Inc
4.63%, 05/15/2024
(g)
1,045 1,100
4.88%, 05/15/2026
(g)
715 766
5.38%, 05/15/2025
(g)
495 521
Levi Strauss & Co
3.50%, 03/01/2031
(g)
945 943
Michael Kors USA Inc
4.50%, 11/01/2024
(g)
178 188
Under Armour Inc
3.25%, 06/15/2026 420 426
William Carter Co/The
5.50%, 05/15/2025
(g)
500 528
5.63%, 03/15/2027
(g)
656 690
Wolverine World Wide Inc
5.00%, 09/01/2026
(g)
105 107
6.38%, 05/15/2025
(g)
1,820 1,943
$ 7,212
Automobile Manufacturers - 3.25%
Allison Transmission Inc
3.75%, 01/30/2031
(g)
1,200 1,158
4.75%, 10/01/2027
(g)
25 26
5.88%, 06/01/2029
(g)
1,465 1,584
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(g)
1,860 2,020
Ford Holdings LLC
9.30%, 03/01/2030 215 286
Ford Motor Co
4.35%, 12/08/2026 1,340 1,417
4.75%, 01/15/2043 1,103 1,112
5.29%, 12/08/2046 1,145 1,206
6.38%, 02/01/2029 609 688
6.63%, 10/01/2028 1,585 1,861
7.45%, 07/16/2031 4,188 5,387
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Co   (continued)
7.50%, 08/01/2026 $ 220 $ 259
8.50%, 04/21/2023 2,997 3,357
9.00%, 04/22/2025 3,558 4,345
9.63%, 04/22/2030 17,900 25,105
9.98%, 02/15/2047 15 22
Ford Motor Credit Co LLC
2.90%, 02/16/2028 1,175 1,151
2.98%, 08/03/2022 610 619
3.09%, 01/09/2023 730 744
3.10%, 05/04/2023 700 716
3.34%, 03/28/2022 415 421
3.35%, 11/01/2022 550 563
3.37%, 11/17/2023 125 129
3.38%, 11/13/2025 3,550 3,632
3.55%, 10/07/2022 290 296
3.66%, 09/08/2024 2,820 2,936
3.81%, 01/09/2024 1,000 1,037
3.82%, 11/02/2027 1,100 1,128
4.00%, 11/13/2030 8,650 8,834
4.06%, 11/01/2024 1,279 1,347
4.13%, 08/04/2025 3,100 3,267
4.13%, 08/17/2027 9,340 9,761
4.14%, 02/15/2023 765 793
4.25%, 09/20/2022 200 207
4.27%, 01/09/2027 2,760 2,898
4.38%, 08/06/2023 500 528
4.39%, 01/08/2026 1,610 1,719
4.54%, 08/01/2026 8,580 9,212
4.69%, 06/09/2025 2,647 2,845
5.11%, 05/03/2029 3,135 3,424
5.13%, 06/16/2025 5,515 6,024
5.58%, 03/18/2024 274 299
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(g)
405 386
5.63%, 02/01/2023
(g)
1,190 1,199
5.88%, 01/15/2028
(g)
575 583
7.75%, 10/15/2025
(g)
1,070 1,160
JB Poindexter & Co Inc
7.13%, 04/15/2026
(g)
115 121
Navistar International Corp
9.50%, 05/01/2025
(g)
530 575
PM General Purchaser LLC
9.50%, 10/01/2028
(g)
645 711
Tesla Inc
5.30%, 08/15/2025
(g)
1,590 1,648
Wabash National Corp
5.50%, 10/01/2025
(g)
792 808
$ 121,554
Automobile Parts & Equipment - 1.42%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(g)
1,250 1,283
Adient US LLC
7.00%, 05/15/2026
(g)
4 4
9.00%, 04/15/2025
(g)
950 1,053
American Axle & Manufacturing Inc
6.25%, 04/01/2025 280 290
6.25%, 03/15/2026 319 328
6.50%, 04/01/2027
(i)
852 900
6.88%, 07/01/2028
(i)
305 326
Clarios Global LP
6.75%, 05/15/2025
(g)
405 435
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(g)
12,457 13,213
8.50%, 05/15/2027
(g)
2,040 2,203
Cooper-Standard Automotive Inc
5.63%, 11/15/2026
(g)
1,026 893

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(g)
$ 305 $ 314
6.50%, 06/01/2026
(g)
537 556
Dana Inc
5.38%, 11/15/2027 658 700
5.63%, 06/15/2028 325 350
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(g)
1,035 1,093
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027 585 611
5.00%, 05/31/2026 700 718
7.00%, 03/15/2028 25 28
9.50%, 05/31/2025 977 1,102
IHO Verwaltungs GmbH
4.75%, PIK 5.50%; 09/15/2026
(g),(h),(j)
925 949
6.00%, PIK 6.75%; 05/15/2027
(g),(h),(j)
335 353
6.38%, PIK 7.13%; 05/15/2029
(g),(h),(j)
315 346
Meritor Inc
4.50%, 12/15/2028
(g)
190 192
6.25%, 06/01/2025
(g)
1,300 1,391
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(g)
9,725 10,060
Tenneco Inc
5.00%, 07/15/2026
(i)
520 504
5.13%, 04/15/2029
(g)
3,090 3,067
5.38%, 12/15/2024 115 116
Titan International Inc
7.00%, 04/30/2028
(g)
570 587
Wheel Pros Inc
6.50%, 05/15/2029
(g),(k)
6,560 6,569
ZF North America Capital Inc
4.50%, 04/29/2022
(g)
975 1,002
4.75%, 04/29/2025
(g)
1,400 1,510
$ 53,046
Banks - 0.95%
CIT Group Inc
4.75%, 02/16/2024 795 864
5.00%, 08/15/2022 1,021 1,075
5.00%, 08/01/2023 905 983
5.25%, 03/07/2025 1,015 1,146
6.13%, 03/09/2028 140 170
Commerzbank AG
8.13%, 09/19/2023
(g)
985 1,129
Deutsche Bank AG
4.30%, 05/24/2028
(l)
1,625 1,687
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04/01/2025 1,255 1,357
Deutsche Bank AG/New York NY
4.88%, 12/01/2032
(l)
645 697
USD Swap Rate NY 5 Year + 2.55%
5.88%, 07/08/2031
(l)
890 1,022
Secured Overnight Financing Rate + 5.44%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
899 1,278
Freedom Mortgage Corp
7.63%, 05/01/2026
(g)
800 834
8.13%, 11/15/2024
(g)
1,235 1,278
8.25%, 04/15/2025
(g)
550 571
Intesa Sanpaolo SpA
5.02%, 06/26/2024
(g)
1,645 1,787
5.71%, 01/15/2026
(g)
1,200 1,346
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(g)
13,133 13,133
Synovus Financial Corp
5.90%, 02/07/2029
(l)
900 968
USD Swap Semi-Annual 5 Year + 3.38%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UniCredit SpA
5.46%, 06/30/2035
(g),(l)
$ 1,210 $ 1,299
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(g),(l)
1,000 1,108
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(g),(l)
1,465 1,738
USD Swap Rate NY 5 Year + 4.91%
$ 35,470
Beverages - 0.02%
Primo Water Holdings Inc
5.50%, 04/01/2025
(g)
585 601
Triton Water Holdings Inc
6.25%, 04/01/2029
(g)
200 203
$ 804
Biotechnology - 0.03%
Advanz Pharma Corp Ltd
8.00%, 09/06/2024 1,100 1,119
Building Materials - 0.52%
Boise Cascade Co
4.88%, 07/01/2030
(g)
775 821
Builders FirstSource Inc
5.00%, 03/01/2030
(g)
1,140 1,210
6.75%, 06/01/2027
(g)
649 698
Cornerstone Building Brands Inc
6.13%, 01/15/2029
(g)
67 71
CP Atlas Buyer Inc
7.00%, 12/01/2028
(g)
260 270
Forterra Finance LLC / FRTA Finance Corp
6.50%, 07/15/2025
(g)
405 437
Griffon Corp
5.75%, 03/01/2028 1,600 1,708
James Hardie International Finance DAC
5.00%, 01/15/2028
(g)
300 318
JELD-WEN Inc
4.63%, 12/15/2025
(g)
330 336
4.88%, 12/15/2027
(g)
779 814
Koppers Inc
6.00%, 02/15/2025
(g)
399 410
Masonite International Corp
5.38%, 02/01/2028
(g)
395 417
5.75%, 09/15/2026
(g)
220 228
Norbord Inc
5.75%, 07/15/2027
(g)
300 327
6.25%, 04/15/2023
(g)
502 545
Patrick Industries Inc
4.75%, 05/01/2029
(g)
3,740 3,749
7.50%, 10/15/2027
(g)
435 472
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(g)
1,050 1,113
Standard Industries Inc/NJ
3.38%, 01/15/2031
(g)
705 661
4.38%, 07/15/2030
(g)
1,053 1,056
4.75%, 01/15/2028
(g)
870 897
5.00%, 02/15/2027
(g)
1,515 1,562
Summit Materials LLC / Summit Materials
Finance Corp
5.13%, 06/01/2025
(g)
378 383
5.25%, 01/15/2029
(g)
565 595
6.50%, 03/15/2027
(g)
12 13
US Concrete Inc
5.13%, 03/01/2029
(g)
390 403
6.38%, 06/01/2024 84 86
$ 19,600

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.87%
Ashland LLC
4.75%, 08/15/2022 $ 120 $ 125
6.88%, 05/15/2043 308 387
Axalta Coating Systems LLC
3.38%, 02/15/2029
(g)
640 622
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(g)
885 927
CF Industries Inc
3.45%, 06/01/2023 650 680
4.95%, 06/01/2043 515 600
5.15%, 03/15/2034 667 780
5.38%, 03/15/2044 621 760
Chemours Co/The
5.38%, 05/15/2027
(i)
375 402
5.75%, 11/15/2028
(g)
655 696
7.00%, 05/15/2025 575 592
Consolidated Energy Finance SA
6.88%, 06/15/2025
(g)
300 301
Cornerstone Chemical Co
6.75%, 08/15/2024
(g),(i)
430 413
CVR Partners LP / CVR Nitrogen Finance Corp
9.25%, 06/15/2023
(g)
1,255 1,264
Element Solutions Inc
3.88%, 09/01/2028
(g)
1,050 1,047
GCP Applied Technologies Inc
5.50%, 04/15/2026
(g)
600 616
HB Fuller Co
4.00%, 02/15/2027 750 774
4.25%, 10/15/2028 930 947
Hexion Inc
7.88%, 07/15/2027
(g)
325 350
Illuminate Buyer LLC / Illuminate Holdings IV
Inc
9.00%, 07/01/2028
(g)
545 610
INEOS Group Holdings SA
5.63%, 08/01/2024
(g)
430 433
Ingevity Corp
3.88%, 11/01/2028
(g)
277 276
Innophos Holdings Inc
9.38%, 02/15/2028
(g)
440 479
Kraton Polymers LLC / Kraton Polymers Capital
Corp
4.25%, 12/15/2025
(g)
1,080 1,096
Methanex Corp
4.25%, 12/01/2024 275 289
5.13%, 10/15/2027 540 570
5.25%, 12/15/2029 1,525 1,611
5.65%, 12/01/2044 385 392
Minerals Technologies Inc
5.00%, 07/01/2028
(g)
487 511
Nouryon Holding BV
8.00%, 10/01/2026
(g),(i)
525 558
Nufarm Australia Ltd / Nufarm Americas Inc
5.75%, 04/30/2026
(g)
600 616
OCI NV
4.63%, 10/15/2025
(g)
417 435
5.25%, 11/01/2024
(g)
288 299
Olin Corp
5.00%, 02/01/2030 520 547
5.13%, 09/15/2027 477 498
5.50%, 08/15/2022 190 198
5.63%, 08/01/2029 500 541
9.50%, 06/01/2025
(g)
386 484
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(g)
837 866
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Rayonier AM Products Inc
5.50%, 06/01/2024
(g)
$ 1,020 $ 996
7.63%, 01/15/2026
(g)
307 326
SPCM SA
4.88%, 09/15/2025
(g)
390 400
TPC Group Inc
10.50%, 08/01/2024
(g)
1,135 1,061
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.38%, 09/01/2025
(g)
1,018 1,038
Tronox Inc
4.63%, 03/15/2029
(g)
1,115 1,139
Valvoline Inc
3.63%, 06/15/2031
(g)
1,710 1,672
4.25%, 02/15/2030
(g)
525 538
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(g)
280 277
WR Grace & Co-Conn
4.88%, 06/15/2027
(g)
1,210 1,261
5.63%, 10/01/2024
(g)
60 67
$ 32,367
Coal - 0.07%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(g)
926 875
Natural Resource Partners LP / NRP Finance Corp
9.13%, 06/30/2025
(g)
1,000 954
SunCoke Energy Partners LP / SunCoke Energy
Partners Finance Corp
7.50%, 06/15/2025
(g)
340 354
Warrior Met Coal Inc
8.00%, 11/01/2024
(g)
585 598
$ 2,781
Commercial Services - 3.08%
ADT Security Corp/The
3.50%, 07/15/2022 560 573
4.13%, 06/15/2023 315 330
4.88%, 07/15/2032
(g)
545 570
Adtalem Global Education Inc
5.50%, 03/01/2028
(g)
345 346
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
450 404
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.63%, 07/15/2026
(g)
1,635 1,729
9.75%, 07/15/2027
(g)
1,005 1,103
AMN Healthcare Inc
4.63%, 10/01/2027
(g)
3,864 3,990
Aptim Corp
7.75%, 06/15/2025
(g)
1,100 952
APX Group Inc
6.75%, 02/15/2027
(g)
485 522
7.63%, 09/01/2023 1,015 1,042
7.88%, 12/01/2022 508 511
8.50%, 11/01/2024
(i)
200 209
ASGN Inc
4.63%, 05/15/2028
(g)
7,020 7,301
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.75%, 07/15/2027
(g)
6 6
5.75%, 07/15/2027
(g)
620 654
Brink's Co/The
4.63%, 10/15/2027
(g)
1,100 1,147
Cardtronics Inc / Cardtronics USA Inc
5.50%, 05/01/2025
(g)
91 94

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Carriage Services Inc
4.25%, 05/15/2029
(g),(k)
$ 2,520 $ 2,504
6.63%, 06/01/2026
(g)
33 35
Cimpress PLC
7.00%, 06/15/2026
(g)
531 559
CoreCivic Inc
4.63%, 05/01/2023
(i)
448 452
Garda World Security Corp
4.63%, 02/15/2027
(g)
460 460
8.75%, 05/15/2025
(g)
190 198
9.50%, 11/01/2027
(g)
1,032 1,138
Gartner Inc
3.75%, 10/01/2030
(g)
1,140 1,143
4.50%, 07/01/2028
(g)
130 137
Graham Holdings Co
5.75%, 06/01/2026
(g)
1,029 1,075
Herc Holdings Inc
5.50%, 07/15/2027
(g)
955 1,010
IHS Markit Ltd
4.25%, 05/01/2029 845 956
4.75%, 08/01/2028 1,200 1,388
Jaguar Holding Co II / PPD Development LP
4.63%, 06/15/2025
(g)
405 426
5.00%, 06/15/2028
(g)
15,545 16,952
Korn Ferry
4.63%, 12/15/2027
(g)
138 144
Laureate Education Inc
8.25%, 05/01/2025
(g)
710 740
Legends Hospitality Holding Co LLC / Legends
Hospitality Co-Issuer Inc
5.00%, 02/01/2026
(g)
25 26
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance Inc
7.88%, 10/01/2022
(g)
335 328
Modulaire Global Finance Plc
8.00%, 02/15/2023
(g)
600 612
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(g)
8,203 8,088
NESCO Holdings II Inc
5.50%, 04/15/2029
(g)
100 103
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/2025
(g)
977 1,003
Nielsen Finance LLC / Nielsen Finance Co
5.63%, 10/01/2028
(g)
1,425 1,519
North Queensland Export Terminal Pty Ltd
4.45%, 12/15/2022
(g)
1,085 1,020
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
310 300
5.25%, 04/15/2024
(g)
1,385 1,478
5.75%, 04/15/2026
(g)
950 1,039
6.25%, 01/15/2028
(g)
1,015 1,061
Rent-A-Center Inc/TX
6.38%, 02/15/2029
(g)
10,633 11,531
RR Donnelley & Sons Co
6.13%, 11/01/2026
(g)
1,460 1,507
Sabre GLBL Inc
7.38%, 09/01/2025
(g)
800 871
9.25%, 04/15/2025
(g)
775 926
Service Corp International/US
3.38%, 08/15/2030 1,035 1,001
5.13%, 06/01/2029 1,022 1,103
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(g)
1,077 1,123
Sotheby's
7.38%, 10/15/2027
(g)
13,740 14,809
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Team Health Holdings Inc
6.38%, 02/01/2025
(g)
$ 6,885 $ 6,076
TriNet Group Inc
3.50%, 03/01/2029
(g)
676 660
United Rentals North America Inc
3.88%, 11/15/2027 605 634
3.88%, 02/15/2031 1,140 1,147
4.00%, 07/15/2030 780 800
4.88%, 01/15/2028 1,564 1,656
5.25%, 01/15/2030 860 941
5.50%, 05/15/2027 765 816
5.88%, 09/15/2026 1,060 1,106
Verscend Escrow Corp
9.75%, 08/15/2026
(g)
890 948
$ 115,032
Computers - 0.65%
Banff Merger Sub Inc
9.75%, 09/01/2026
(g)
1,165 1,239
Booz Allen Hamilton Inc
3.88%, 09/01/2028
(g)
185 185
Crowdstrike Holdings Inc
3.00%, 02/15/2029 934 926
Dell Inc
5.40%, 09/10/2040 355 406
6.50%, 04/15/2038 314 394
7.10%, 04/15/2028 555 701
Diebold Nixdorf Inc
8.50%, 04/15/2024
(i)
300 306
9.38%, 07/15/2025
(g)
565 629
EMC Corp
3.38%, 06/01/2023 1,915 1,985
Everi Payments Inc
7.50%, 12/15/2025
(g)
602 625
NCR Corp
5.00%, 10/01/2028
(g)
600 618
5.13%, 04/15/2029
(g)
50 51
5.25%, 10/01/2030
(g)
651 674
5.75%, 09/01/2027
(g)
875 924
6.13%, 09/01/2029
(g)
835 908
8.13%, 04/15/2025
(g)
690 752
Presidio Holdings Inc
4.88%, 02/01/2027
(g)
1,075 1,107
8.25%, 02/01/2028
(g)
330 360
Science Applications International Corp
4.88%, 04/01/2028
(g)
85 88
Seagate HDD Cayman
3.13%, 07/15/2029
(g)
85 82
4.09%, 06/01/2029
(g)
1,407 1,441
4.13%, 01/15/2031
(g)
760 769
4.75%, 06/01/2023 795 853
4.75%, 01/01/2025 735 799
4.88%, 03/01/2024 955 1,031
4.88%, 06/01/2027 750 834
5.75%, 12/01/2034 720 824
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
6.75%, 06/01/2025
(g)
1,769 1,802
Unisys Corp
6.88%, 11/01/2027
(g)
940 1,032
Western Digital Corp
4.75%, 02/15/2026 1,883 2,088
$ 24,433
Consumer Products - 0.14%
ACCO Brands Corp
4.25%, 03/15/2029
(g)
1,095 1,077

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Central Garden & Pet Co
4.13%, 10/15/2030 $ 455 $ 469
5.13%, 02/01/2028 642 681
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
1,000 1,009
7.00%, 12/31/2027
(g)
1,000 970
Spectrum Brands Inc
5.50%, 07/15/2030
(g)
61 66
5.75%, 07/15/2025 785 808
$ 5,080
Cosmetics & Personal Care - 0.10%
Avon Products Inc
7.00%, 03/15/2023 724 776
8.45%, 03/15/2043 240 307
Coty Inc
6.50%, 04/15/2026
(g),(i)
448 451
Edgewell Personal Care Co
5.50%, 06/01/2028
(g)
1,190 1,264
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
4,938 61
Oriflame Investment Holding PLC
9.13%, 08/01/2024
(g)
800 850
$ 3,709
Distribution & Wholesale - 0.95%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(g)
565 573
5.88%, 05/15/2026
(g)
450 464
Avient Corp
5.25%, 03/15/2023 355 382
5.75%, 05/15/2025
(g)
525 554
Core & Main Holdings LP
8.63%, PIK 9.38%; 09/15/2024
(g),(h),(j)
300 306
Core & Main LP
6.13%, 08/15/2025
(g)
580 594
G-III Apparel Group Ltd
7.88%, 08/15/2025
(g)
190 205
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
290 283
IAA Inc
5.50%, 06/15/2027
(g)
8,328 8,755
KAR Auction Services Inc
5.13%, 06/01/2025
(g)
932 945
Performance Food Group Inc
5.50%, 06/01/2024
(g)
4,260 4,265
5.50%, 10/15/2027
(g)
11,294 11,902
6.88%, 05/01/2025
(g)
2,540 2,715
Resideo Funding Inc
6.13%, 11/01/2026
(g)
457 482
Univar Solutions USA Inc/Washington
5.13%, 12/01/2027
(g)
405 423
Wolverine Escrow LLC
8.50%, 11/15/2024
(g)
512 504
9.00%, 11/15/2026
(g)
1,708 1,690
13.13%, 11/15/2027
(g)
520 441
$ 35,483
Diversified Financial Services - 4.28%
AerCap Holdings NV
5.88%, 10/10/2079
(l)
665 694
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AG Issuer LLC
6.25%, 03/01/2028
(g)
499 517
Alliance Data Systems Corp
4.75%, 12/15/2024
(g)
6,135 6,298
7.00%, 01/15/2026
(g)
6,075 6,531
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ally Financial Inc
5.75%, 11/20/2025 $ 830 $ 951
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
900 928
6.63%, 03/15/2026 4,284 4,525
Curo Group Holdings Corp
8.25%, 09/01/2025
(g)
565 579
Enova International Inc
8.50%, 09/01/2024
(g)
635 653
8.50%, 09/15/2025
(g)
360 374
Fairstone Financial Inc
7.88%, 07/15/2024
(g)
1,040 1,089
Finance of America Funding LLC
7.88%, 11/15/2025
(g)
100 103
Genworth Mortgage Holdings Inc
6.50%, 08/15/2025
(g)
1,170 1,271
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(h),(j)
1,259 1,259
goeasy Ltd
5.38%, 12/01/2024
(g)
445 461
Home Point Capital Inc
5.00%, 02/01/2026
(g)
8,167 8,042
LD Holdings Group LLC
6.13%, 04/01/2028
(g)
3,709 3,718
Lincoln Financing SARL
3.63%, 04/01/2024
(g)
EUR 5,500 6,692
LPL Holdings Inc
4.00%, 03/15/2029
(g)
$ 935 935
4.63%, 11/15/2027
(g)
160 167
Nationstar Mortgage Holdings Inc
5.13%, 12/15/2030
(g)
562 556
5.50%, 08/15/2028
(g)
3,480 3,515
6.00%, 01/15/2027
(g)
4,950 5,173
Navient Corp
5.00%, 03/15/2027 575 579
5.50%, 01/25/2023 929 972
5.63%, 08/01/2033 572 535
5.88%, 10/25/2024 1,078 1,134
6.13%, 03/25/2024 455 481
6.50%, 06/15/2022 825 864
6.75%, 06/25/2025 250 272
6.75%, 06/15/2026 410 443
7.25%, 09/25/2023 213 232
NFP Corp
6.88%, 08/15/2028
(g)
42,745 44,829
OneMain Finance Corp
4.00%, 09/15/2030 7,988 7,728
5.38%, 11/15/2029 485 523
5.63%, 03/15/2023 950 1,013
6.13%, 05/15/2022 675 706
6.13%, 03/15/2024 850 918
6.63%, 01/15/2028 12,320 14,014
6.88%, 03/15/2025 1,300 1,477
7.13%, 03/15/2026 1,204 1,407
8.25%, 10/01/2023 1,000 1,131
8.88%, 06/01/2025 1,040 1,151
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(g)
5,300 5,374
PennyMac Financial Services Inc
4.25%, 02/15/2029
(g)
733 702
5.38%, 10/15/2025
(g)
120 126
PHH Mortgage Corp
7.88%, 03/15/2026
(g)
2,755 2,810
PRA Group Inc
7.38%, 09/01/2025
(g)
8 9

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Quicken Loans LLC
5.25%, 01/15/2028
(g)
$ 8,945 $ 9,437
Quicken Loans LLC / Quicken Loans Co-Issuer
Inc
3.63%, 03/01/2029
(g)
366 356
3.88%, 03/01/2031
(g)
935 909
SLM Corp
4.20%, 10/29/2025 480 504
5.13%, 04/05/2022 1,200 1,227
StoneX Group Inc
8.63%, 06/15/2025
(g)
70 75
TMX Finance LLC / TitleMax Finance Corp
11.13%, 04/01/2023
(g)
15 15
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(g)
2,425 2,519
VistaJet Malta Finance PLC / XO Management
Holding Inc
10.50%, 06/01/2024
(g)
488 526
$ 160,029
Electric - 1.16%
Calpine Corp
3.75%, 03/01/2031
(g)
1,000 955
4.50%, 02/15/2028
(g)
1,295 1,309
4.63%, 02/01/2029
(g)
525 517
5.00%, 02/01/2031
(g)
927 913
5.13%, 03/15/2028
(g)
1,950 1,982
5.25%, 06/01/2026
(g)
1,150 1,180
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
960 946
4.75%, 03/15/2028
(g)
880 921
5.00%, 09/15/2026 169 174
DPL Inc
4.13%, 07/01/2025
(g)
465 500
4.35%, 04/15/2029 800 868
Drax Finco PLC
6.63%, 11/01/2025
(g)
480 496
FirstEnergy Corp
1.60%, 01/15/2026 715 695
2.05%, 03/01/2025 620 625
2.25%, 09/01/2030 765 721
2.65%, 03/01/2030 1,853 1,811
2.85%, 07/15/2022 775 790
3.40%, 03/01/2050 1,225 1,130
3.90%, 07/15/2027 1,564 1,713
4.25%, 03/15/2023 1,050 1,114
5.35%, 07/15/2047 1,644 1,907
7.38%, 11/15/2031 1,605 2,172
FirstEnergy Transmission LLC
4.35%, 01/15/2025
(g)
832 907
4.55%, 04/01/2049
(g)
1,175 1,310
5.45%, 07/15/2044
(g)
138 167
InterGen NV
7.00%, 06/30/2023
(g)
750 724
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(g)
262 272
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(g)
83 87
4.25%, 07/15/2024
(g)
480 509
4.50%, 09/15/2027
(g)
273 295
NRG Energy Inc
3.38%, 02/15/2029
(g)
810 793
3.63%, 02/15/2031
(g)
325 318
5.25%, 06/15/2029
(g)
1,340 1,435
5.75%, 01/15/2028 1,655 1,758
6.63%, 01/15/2027 1,293 1,348
7.25%, 05/15/2026 1,299 1,345
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NSG Holdings LLC / NSG Holdings Inc
7.75%, 12/15/2025
(g)
$ 84 $ 89
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
565 572
PG&E Corp
5.00%, 07/01/2028 400 419
5.25%, 07/01/2030 425 454
Talen Energy Supply LLC
6.50%, 06/01/2025 475 395
6.63%, 01/15/2028
(g)
760 764
7.25%, 05/15/2027
(g)
505 519
7.63%, 06/01/2028
(g)
53 55
10.50%, 01/15/2026
(g)
998 917
TransAlta Corp
4.50%, 11/15/2022 321 334
6.50%, 03/15/2040 275 315
Vistra Operations Co LLC
5.00%, 07/31/2027
(g)
1,225 1,269
5.50%, 09/01/2026
(g)
1,325 1,369
5.63%, 02/15/2027
(g)
1,065 1,108
$ 43,286
Electrical Components & Equipment - 0.21%
Energizer Holdings Inc
4.38%, 03/31/2029
(g)
415 412
4.75%, 06/15/2028
(g)
590 603
EnerSys
4.38%, 12/15/2027
(g)
490 513
5.00%, 04/30/2023
(g)
1,038 1,086
WESCO Distribution Inc
5.38%, 06/15/2024 51 52
7.13%, 06/15/2025
(g)
3,790 4,093
7.25%, 06/15/2028
(g)
1,070 1,188
$ 7,947
Electronics - 0.20%
Brightstar Escrow Corp
9.75%, 10/15/2025
(g)
815 888
Imola Merger Corp
4.75%, 05/15/2029
(g)
2,000 2,078
Ingram Micro Inc
5.00%, 08/10/2022 480 497
5.45%, 12/15/2024 393 449
Sensata Technologies BV
4.88%, 10/15/2023
(g)
675 725
5.00%, 10/01/2025
(g)
576 639
5.63%, 11/01/2024
(g)
890 992
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
1,000 993
4.38%, 02/15/2030
(g)
29 30
$ 7,291
Energy - Alternate Sources - 0.11%
EnfraGen Energia Sur SA / EnfraGen Spain SA /
Prime Energia SpA
5.38%, 12/30/2030
(g)
1,180 1,171
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(g)
205 215
TerraForm Power Operating LLC
4.25%, 01/31/2023
(g)
220 226
4.75%, 01/15/2030
(g)
700 729
5.00%, 01/31/2028
(g)
1,120 1,201
Topaz Solar Farms LLC
4.88%, 09/30/2039
(g)
140 152
5.75%, 09/30/2039
(g)
507 586
$ 4,280

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.43%
AECOM
5.13%, 03/15/2027 $ 750 $ 834
Brand Industrial Services Inc
8.50%, 07/15/2025
(g)
1,565 1,596
Fluor Corp
3.50%, 12/15/2024
(i)
1,369 1,413
4.25%, 09/15/2028
(i)
505 520
frontdoor Inc
6.75%, 08/15/2026
(g)
915 970
Great Lakes Dredge & Dock Corp
8.00%, 05/15/2022 271 272
KBR Inc
4.75%, 09/30/2028
(g)
6,181 6,242
MasTec Inc
4.50%, 08/15/2028
(g)
485 506
New Enterprise Stone & Lime Co Inc
6.25%, 03/15/2026
(g)
569 586
9.75%, 07/15/2028
(g)
136 152
PowerTeam Services LLC
9.03%, 12/04/2025
(g)
595 660
TopBuild Corp
3.63%, 03/15/2029
(g)
920 911
Tutor Perini Corp
6.88%, 05/01/2025
(g),(i)
431 445
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
860 888
$ 15,995
Entertainment - 3.35%
Affinity Gaming
6.88%, 12/15/2027
(g)
1,255 1,332
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
750 802
AMC Entertainment Holdings Inc
10.50%, 04/15/2025
(g)
1,245 1,332
Bally's Corp
6.75%, 06/01/2027
(g)
95 101
Banijay Entertainment SASU
5.38%, 03/01/2025
(g)
190 196
Boyne USA Inc
4.75%, 05/15/2029
(g)
2,575 2,646
7.25%, 05/01/2025
(g)
663 688
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
2,867 3,048
8.13%, 07/01/2027
(g)
6,210 6,901
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
8,765 8,836
5.75%, 07/01/2025
(g)
6,050 6,369
CCM Merger Inc
6.38%, 05/01/2026
(g)
300 313
Cedar Fair LP
5.25%, 07/15/2029 1,276 1,312
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp
5.38%, 06/01/2024 100 101
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027 925 952
5.50%, 05/01/2025
(g)
1,035 1,084
6.50%, 10/01/2028
(g)
275 296
Churchill Downs Inc
4.75%, 01/15/2028
(g)
905 930
5.50%, 04/01/2027
(g)
660 685
Cinemark USA Inc
4.88%, 06/01/2023 16,800 16,778
5.88%, 03/15/2026
(g)
3,861 4,001
8.75%, 05/01/2025
(g)
225 245
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cirsa Finance International Sarl
7.88%, 12/20/2023
(g)
$ 400 $ 407
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.50%, 02/15/2023
(g)
475 494
Gateway Casinos & Entertainment Ltd
8.25%, 03/01/2024
(g)
310 298
Golden Entertainment Inc
7.63%, 04/15/2026
(g)
50 53
International Game Technology PLC
4.13%, 04/15/2026
(g)
780 804
5.25%, 01/15/2029
(g)
625 663
6.25%, 01/15/2027
(g)
620 697
6.50%, 02/15/2025
(g)
1,010 1,119
Jacobs Entertainment Inc
7.88%, 02/01/2024
(g)
310 323
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(g)
9,200 9,223
Live Nation Entertainment Inc
3.75%, 01/15/2028
(g)
5,550 5,530
4.75%, 10/15/2027
(g)
6,557 6,617
4.88%, 11/01/2024
(g)
650 662
5.63%, 03/15/2026
(g)
4,714 4,903
6.50%, 05/15/2027
(g)
11,275 12,458
Merlin Entertainments Ltd
5.75%, 06/15/2026
(g)
565 596
Mohegan Gaming & Entertainment
8.00%, 02/01/2026
(g)
2,720 2,761
Motion Bondco DAC
6.63%, 11/15/2027
(g)
888 897
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance In
8.50%, 11/15/2027
(g)
1,210 1,287
Penn National Gaming Inc
5.63%, 01/15/2027
(g)
260 270
Powdr Corp
6.00%, 08/01/2025
(g)
240 253
Scientific Games International Inc
5.00%, 10/15/2025
(g)
972 1,004
7.00%, 05/15/2028
(g)
575 618
8.25%, 03/15/2026
(g)
900 970
8.63%, 07/01/2025
(g)
72 79
SeaWorld Parks & Entertainment Inc
9.50%, 08/01/2025
(g)
585 635
Six Flags Entertainment Corp
4.88%, 07/31/2024
(g)
1,341 1,349
5.50%, 04/15/2027
(g),(i)
375 387
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(g)
595 643
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(g)
5,325 5,305
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(g)
1,400 1,463
Vail Resorts Inc
6.25%, 05/15/2025
(g)
485 515
WMG Acquisition Corp
3.00%, 02/15/2031
(g)
808 759
3.88%, 07/15/2030
(g)
430 435
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(g)
780 806
7.75%, 04/15/2025
(g)
902 974
$ 125,205

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0.73%
Clean Harbors Inc
4.88%, 07/15/2027
(g)
$ 440 $ 458
5.13%, 07/15/2029
(g)
300 323
Covanta Holding Corp
5.00%, 09/01/2030 8,840 9,072
5.88%, 07/01/2025 3,342 3,485
6.00%, 01/01/2027 5,424 5,669
GFL Environmental Inc
3.50%, 09/01/2028
(g)
1,860 1,791
3.75%, 08/01/2025
(g)
1,070 1,089
4.00%, 08/01/2028
(g)
1,225 1,172
4.25%, 06/01/2025
(g)
405 417
5.13%, 12/15/2026
(g)
870 911
8.50%, 05/01/2027
(g)
35 38
Harsco Corp
5.75%, 07/31/2027
(g)
595 627
Stericycle Inc
3.88%, 01/15/2029
(g)
700 698
5.38%, 07/15/2024
(g)
879 911
Waste Pro USA Inc
5.50%, 02/15/2026
(g)
431 440
$ 27,101
Food - 2.07%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.25%, 03/15/2026
(g)
1,500 1,499
3.50%, 02/15/2023
(g)
445 457
3.50%, 03/15/2029
(g)
1,846 1,772
4.63%, 01/15/2027
(g)
1,165 1,212
4.88%, 02/15/2030
(g)
1,035 1,078
5.88%, 02/15/2028
(g)
612 652
7.50%, 03/15/2026
(g)
955 1,051
B&G Foods Inc
5.25%, 09/15/2027 886 917
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
3,575 3,682
7.50%, 04/15/2025
(g)
1,130 1,174
Dole Food Co Inc
7.25%, 06/15/2025
(g)
656 668
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(g)
375 386
Fresh Market Inc/The
9.75%, 05/01/2023
(g)
743 763
H-Food Holdings LLC / Hearthside Finance Co
Inc
8.50%, 06/01/2026
(g)
404 416
JBS USA LUX SA / JBS USA Finance Inc
6.75%, 02/15/2028
(g)
1,455 1,608
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01/15/2030
(g)
1,020 1,122
6.50%, 04/15/2029
(g)
1,845 2,071
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(g)
702 784
Kraft Heinz Foods Co
3.00%, 06/01/2026 1,679 1,775
3.75%, 04/01/2030 1,280 1,370
3.88%, 05/15/2027 1,345 1,465
4.25%, 03/01/2031 1,588 1,751
4.38%, 06/01/2046 2,845 3,049
4.63%, 01/30/2029 1,355 1,527
4.63%, 10/01/2039 825 922
4.88%, 10/01/2049 1,750 2,008
5.00%, 07/15/2035 1,690 1,974
5.00%, 06/04/2042 2,253 2,602
5.20%, 07/15/2045 2,210 2,615
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co   (continued)
5.50%, 06/01/2050 $ 630 $ 783
6.50%, 02/09/2040 970 1,282
6.75%, 03/15/2032 305 403
6.88%, 01/26/2039 1,110 1,523
7.13%, 08/01/2039
(g)
2,050 2,906
Lamb Weston Holdings Inc
4.63%, 11/01/2024
(g)
835 866
4.88%, 11/01/2026
(g)
1,235 1,281
4.88%, 05/15/2028
(g)
750 827
Nathan's Famous Inc
6.63%, 11/01/2025
(g)
135 138
Pilgrim's Pride Corp
5.88%, 09/30/2027
(g)
1,074 1,140
Post Holdings Inc
4.50%, 09/15/2031
(g)
8,434 8,373
4.63%, 04/15/2030
(g)
1,445 1,459
5.50%, 12/15/2029
(g)
665 716
5.63%, 01/15/2028
(g)
1,329 1,400
5.75%, 03/01/2027
(g)
1,183 1,239
Safeway Inc
7.25%, 02/01/2031 200 232
Sigma Holdco BV
7.88%, 05/15/2026
(g),(i)
1,075 1,075
Simmons Foods Inc/Simmons Prepared Foods
Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(g)
3,380 3,406
TreeHouse Foods Inc
4.00%, 09/01/2028 720 716
United Natural Foods Inc
6.75%, 10/15/2028
(g)
13 14
US Foods Inc
4.75%, 02/15/2029
(g)
4,105 4,141
6.25%, 04/15/2025
(g)
1,000 1,062
$ 77,352
Food Service - 0.54%
Aramark Services Inc
4.75%, 06/01/2026 580 594
5.00%, 04/01/2025
(g)
550 564
5.00%, 02/01/2028
(g)
3,625 3,793
6.38%, 05/01/2025
(g)
14,335 15,249
$ 20,200
Forest Products & Paper - 0.08%
Clearwater Paper Corp
4.75%, 08/15/2028
(g)
545 549
Mercer International Inc
5.13%, 02/01/2029
(g)
750 775
5.50%, 01/15/2026 703 721
SpA Holdings 3 Oy
4.88%, 02/04/2028
(g)
805 810
$ 2,855
Gas - 0.08%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 437 486
5.63%, 05/20/2024 536 596
5.75%, 05/20/2027 621 695
5.88%, 08/20/2026 533 596
Rockpoint Gas Storage Canada Ltd
7.00%, 03/31/2023
(g)
493 499
$ 2,872
Hand & Machine Tools - 0.04%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(g),(i)
1,135 1,129
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(g)
375 395
$ 1,524

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0.18%
Avantor Funding Inc
4.63%, 07/15/2028
(g)
$ 1,250 $ 1,310
Hill-Rom Holdings Inc
5.00%, 02/15/2025
(g)
600 616
Hologic Inc
3.25%, 02/15/2029
(g)
2,150 2,112
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
7.25%, 02/01/2028
(g)
663 727
Teleflex Inc
4.25%, 06/01/2028
(g)
500 516
4.63%, 11/15/2027 565 601
4.88%, 06/01/2026 978 1,003
$ 6,885
Healthcare - Services - 5.30%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
4,430 4,580
5.50%, 07/01/2028
(g)
4,325 4,568
AHP Health Partners Inc
9.75%, 07/15/2026
(g)
1,060 1,146
Air Methods Corp
8.00%, 05/15/2025
(g)
470 441
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(g)
2,350 2,274
5.00%, 07/15/2027
(g)
570 596
Centene Corp
2.50%, 03/01/2031 1,960 1,874
3.00%, 10/15/2030 2,020 2,005
3.38%, 02/15/2030 2,565 2,575
4.25%, 12/15/2027 2,985 3,129
4.63%, 12/15/2029 4,400 4,763
5.38%, 06/01/2026
(g)
2,450 2,552
5.38%, 08/15/2026
(g)
800 839
Charles River Laboratories International Inc
3.75%, 03/15/2029
(g)
1,835 1,867
4.00%, 03/15/2031
(g)
110 113
4.25%, 05/01/2028
(g)
1,000 1,041
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(g)
6,585 6,536
5.63%, 03/15/2027
(g)
2,300 2,438
6.00%, 01/15/2029
(g)
377 397
6.63%, 02/15/2025
(g)
1,500 1,581
6.88%, 04/15/2029
(g)
1,600 1,672
8.00%, 03/15/2026
(g)
1,874 2,019
8.00%, 12/15/2027
(g)
525 577
8.13%, 06/30/2024
(g)
1,860 1,941
DaVita Inc
3.75%, 02/15/2031
(g)
11,215 10,654
4.63%, 06/01/2030
(g)
3,650 3,696
Encompass Health Corp
4.50%, 02/01/2028 1,035 1,073
4.63%, 04/01/2031 900 954
4.75%, 02/01/2030 1,031 1,083
Envision Healthcare Corp
8.75%, 10/15/2026
(g)
17,762 12,896
Global Medical Response Inc
6.50%, 10/01/2025
(g)
1,100 1,126
HCA Inc
3.50%, 09/01/2030 2,798 2,876
5.38%, 02/01/2025 2,682 2,989
5.38%, 09/01/2026 886 1,006
5.63%, 09/01/2028 2,070 2,414
5.88%, 05/01/2023 978 1,067
5.88%, 02/15/2026 1,210 1,390
5.88%, 02/01/2029 1,310 1,546
7.50%, 11/06/2033 246 335
7.50%, 11/15/2095 165 226
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc   (continued)
7.69%, 06/15/2025 $ 225 $ 268
IQVIA Inc
5.00%, 10/15/2026
(g)
1,062 1,098
5.00%, 05/15/2027
(g)
900 942
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(g)
4,160 4,160
6.75%, 04/15/2025
(g)
500 531
LifePoint Health Inc
5.38%, 01/15/2029
(g)
1,480 1,480
Magellan Health Inc
4.90%, 09/22/2024 325 354
MEDNAX Inc
6.25%, 01/15/2027
(g)
810 859
Molina Healthcare Inc
3.88%, 11/15/2030
(g)
10 10
4.38%, 06/15/2028
(g)
170 175
5.38%, 11/15/2022 1,125 1,180
Prime Healthcare Services Inc
7.25%, 11/01/2025
(g)
950 1,022
Radiology Partners Inc
9.25%, 02/01/2028
(g)
12,340 13,543
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(g)
1,700 1,836
RP Escrow Issuer LLC
5.25%, 12/15/2025
(g)
5,450 5,673
Select Medical Corp
6.25%, 08/15/2026
(g)
1,400 1,488
Surgery Center Holdings Inc
6.75%, 07/01/2025
(g)
10,144 10,284
10.00%, 04/15/2027
(g)
9,172 10,058
Syneos Health Inc
3.63%, 01/15/2029
(g)
35 34
Tenet Healthcare Corp
4.63%, 07/15/2024 3,125 3,172
4.63%, 09/01/2024
(g)
2,170 2,235
4.63%, 06/15/2028
(g)
4,003 4,136
4.88%, 01/01/2026
(g)
8,190 8,510
5.13%, 05/01/2025 2,960 2,995
5.13%, 11/01/2027
(g)
16,345 17,142
6.13%, 10/01/2028
(g)
2,590 2,732
6.25%, 02/01/2027
(g)
1,812 1,900
6.75%, 06/15/2023 1,943 2,122
6.88%, 11/15/2031 285 318
7.50%, 04/01/2025
(g)
570 614
US Renal Care Inc
10.63%, 07/15/2027
(g)
414 438
$ 198,164
Holding Companies - Diversified - 0.04%
Stena AB
7.00%, 02/01/2024
(g),(i)
925 936
Stena International SA
5.75%, 03/01/2024
(g)
325 331
6.13%, 02/01/2025
(g)
325 330
$ 1,597
Home Builders - 0.56%
Ashton Woods USA LLC / Ashton Woods Finance
Co
6.63%, 01/15/2028
(g)
900 965
6.75%, 08/01/2025
(g)
190 198
Beazer Homes USA Inc
5.88%, 10/15/2027 245 258
6.75%, 03/15/2025 151 156

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Brookfield Residential Properties Inc / Brookfield
Residential US Corp
4.88%, 02/15/2030
(g)
$ 405 $ 404
6.25%, 09/15/2027
(g)
1,554 1,647
6.38%, 05/15/2025
(g)
591 604
Century Communities Inc
5.88%, 07/15/2025 711 736
6.75%, 06/01/2027 400 430
Empire Communities Corp
7.00%, 12/15/2025
(g)
35 37
Forestar Group Inc
8.00%, 04/15/2024
(g)
360 375
Installed Building Products Inc
5.75%, 02/01/2028
(g)
140 147
KB Home
4.80%, 11/15/2029 144 155
6.88%, 06/15/2027 310 366
7.50%, 09/15/2022 474 512
7.63%, 05/15/2023 30 33
LGI Homes Inc
6.88%, 07/15/2026
(g)
262 272
M/I Homes Inc
4.95%, 02/01/2028 561 590
5.63%, 08/01/2025 231 239
Mattamy Group Corp
4.63%, 03/01/2030
(g)
1,115 1,126
5.25%, 12/15/2027
(g)
510 534
MDC Holdings Inc
2.50%, 01/15/2031 136 131
3.85%, 01/15/2030 310 332
5.50%, 01/15/2024 883 969
6.00%, 01/15/2043 400 518
Meritage Homes Corp
6.00%, 06/01/2025 1,208 1,362
Picasso Finance Sub Inc
6.13%, 06/15/2025
(g)
473 503
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028
(g)
418 425
4.75%, 04/01/2029
(g)
70 71
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(g)
405 446
5.75%, 01/15/2028
(g)
355 401
6.63%, 07/15/2027
(g)
90 97
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
670 725
5.88%, 04/15/2023
(g)
566 608
Toll Brothers Finance Corp
3.80%, 11/01/2029 320 341
4.35%, 02/15/2028 740 814
4.38%, 04/15/2023 811 852
4.88%, 03/15/2027 345 390
5.88%, 02/15/2022 100 103
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 376 418
Tri Pointe Homes Inc
5.25%, 06/01/2027 795 855
5.70%, 06/15/2028 43 48
Williams Scotsman International Inc
4.63%, 08/15/2028
(g)
400 408
Winnebago Industries Inc
6.25%, 07/15/2028
(g)
249 270
$ 20,871
Home Furnishings - 0.09%
Tempur Sealy International Inc
4.00%, 04/15/2029
(g)
830 841
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings (continued)
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
$ 2,475 $ 2,571
$ 3,412
Housewares - 0.22%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(g)
505 539
Newell Brands Inc
4.00%, 06/15/2022 200 206
4.00%, 12/01/2024 200 213
4.35%, 04/01/2023 1,892 1,994
4.70%, 04/01/2026 1,732 1,931
4.88%, 06/01/2025 400 442
5.87%, 04/01/2036 375 466
6.00%, 04/01/2046 897 1,146
Scotts Miracle-Gro Co/The
4.00%, 04/01/2031
(g)
592 586
4.50%, 10/15/2029 500 525
5.25%, 12/15/2026 187 196
$ 8,244
Insurance - 2.66%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
190 186
7.00%, 11/15/2025
(g)
23,452 24,097
10.13%, 08/01/2026
(g)
497 567
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(g)
9,767 9,889
6.75%, 10/15/2027
(g)
1,392 1,462
AmWINS Group Inc
7.75%, 07/01/2026
(g)
645 685
Assurant Inc
7.00%, 03/27/2048
(l)
415 469
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
5.63%, 01/15/2029
(g)
8,683 8,802
7.00%, 08/15/2025
(g)
23,364 23,832
Genworth Holdings Inc
4.80%, 02/15/2024 383 374
4.90%, 08/15/2023 625 617
6.50%, 06/15/2034 150 149
GTCR AP Finance Inc
8.00%, 05/15/2027
(g)
4,995 5,319
HUB International Ltd
7.00%, 05/01/2026
(g)
17,522 18,154
Liberty Mutual Group Inc
4.30%, 02/01/2061
(g)
125 115
7.80%, 03/07/2087
(g)
505 654
3 Month USD LIBOR + 3.58%
MGIC Investment Corp
5.25%, 08/15/2028 800 844
5.75%, 08/15/2023 622 673
Radian Group Inc
4.50%, 10/01/2024 1,353 1,424
4.88%, 03/15/2027 470 498
USI Inc/NY
6.88%, 05/01/2025
(g)
532 541
$ 99,351
Internet - 1.19%
ANGI Group LLC
3.88%, 08/15/2028
(g)
639 635
Arches Buyer Inc
6.13%, 12/01/2028
(g)
186 191
Cablevision Lightpath LLC
3.88%, 09/15/2027
(g)
1,715 1,692
5.63%, 09/15/2028
(g)
6,981 7,156
Cars.com Inc
6.38%, 11/01/2028
(g)
402 420

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Cogent Communications Group Inc
5.38%, 03/01/2022
(g)
$ 575 $ 590
Endure Digital Inc
6.00%, 02/15/2029
(g)
5,625 5,386
Getty Images Inc
9.75%, 03/01/2027
(g)
268 286
Go Daddy Operating Co LLC / GD Finance Co
Inc
3.50%, 03/01/2029
(g)
700 682
5.25%, 12/01/2027
(g)
395 413
GrubHub Holdings Inc
5.50%, 07/01/2027
(g)
836 879
Match Group Holdings II LLC
4.13%, 08/01/2030
(g)
945 948
4.63%, 06/01/2028
(g)
505 521
5.00%, 12/15/2027
(g)
370 389
5.63%, 02/15/2029
(g)
695 751
Netflix Inc
3.63%, 06/15/2025
(g)
475 511
4.38%, 11/15/2026 1,056 1,191
4.88%, 04/15/2028 1,926 2,217
4.88%, 06/15/2030
(g)
800 928
5.38%, 11/15/2029
(g)
1,049 1,246
5.50%, 02/15/2022 540 560
5.75%, 03/01/2024 1,125 1,268
5.88%, 02/15/2025 725 838
5.88%, 11/15/2028 2,600 3,163
6.38%, 05/15/2029 1,000 1,255
NortonLifeLock Inc
3.95%, 06/15/2022 250 253
5.00%, 04/15/2025
(g)
2,000 2,026
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(g)
885 969
Rakuten Group Inc
6.25%, 04/22/2031
(g),(l),(m)
1,000 1,025
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
TripAdvisor Inc
7.00%, 07/15/2025
(g)
405 437
Twitter Inc
3.88%, 12/15/2027
(g)
565 595
Uber Technologies Inc
6.25%, 01/15/2028
(g)
4 4
7.50%, 05/15/2025
(g)
1,780 1,925
7.50%, 09/15/2027
(g)
945 1,042
8.00%, 11/01/2026
(g)
1,793 1,940
$ 44,332
Investment Companies - 0.36%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
1,035 1,092
FS Energy and Power Fund
7.50%, 08/15/2023
(g)
155 157
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029
(g)
274 266
4.75%, 09/15/2024 1,295 1,357
5.25%, 05/15/2027
(g)
6,175 6,299
5.25%, 05/15/2027 1,249 1,274
6.25%, 05/15/2026 1,200 1,265
6.38%, 12/15/2025 1,225 1,264
6.75%, 02/01/2024 515 526
$ 13,500
Iron & Steel - 1.75%
Allegheny Technologies Inc
5.88%, 12/01/2027
(i)
2,775 2,931
7.88%, 08/15/2023 4,369 4,756
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
ArcelorMittal SA
3.60%, 07/16/2024 $ 650 $ 692
4.25%, 07/16/2029 465 505
4.55%, 03/11/2026 1,140 1,266
6.13%, 06/01/2025 898 1,041
7.00%, 03/01/2041 570 792
7.25%, 10/15/2039 1,041 1,468
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(g)
22,732 24,168
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(g)
6,090 6,577
Carpenter Technology Corp
6.38%, 07/15/2028 369 405
Cleveland-Cliffs Inc
5.75%, 03/01/2025 375 385
5.88%, 06/01/2027 566 594
6.25%, 10/01/2040 215 217
6.75%, 03/15/2026
(g)
4,655 5,050
9.88%, 10/17/2025
(g)
728 855
Commercial Metals Co
4.88%, 05/15/2023 766 801
5.38%, 07/15/2027 154 163
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(g),(i)
295 298
Mineral Resources Ltd
8.13%, 05/01/2027
(g)
1,075 1,191
Specialty Steel
11.00%, 11/15/2022
(e),(f),(h)
8,680 8,680
United States Steel Corp
6.25%, 03/15/2026 547 559
6.65%, 06/01/2037 900 921
6.88%, 08/15/2025
(i)
614 627
6.88%, 03/01/2029 476 497
$ 65,439
Leisure Products & Services - 1.31%
Carlson Travel Inc
6.75%, 12/15/2025
(g),(i)
4,450 4,183
9.50%, PIK 2.00%; 12/15/2026
(g),(h),(j)
12,756 10,014
Carnival Corp
5.75%, 03/01/2027
(g)
4,695 4,950
7.63%, 03/01/2026
(g)
915 1,002
9.88%, 08/01/2027
(g)
1,176 1,382
10.50%, 02/01/2026
(g)
625 736
11.50%, 04/01/2023
(g)
6,140 7,056
Constellation Merger Sub Inc
8.50%, 09/15/2025
(g),(i)
2,315 2,234
NCL Corp Ltd
3.63%, 12/15/2024
(g)
955 917
5.88%, 03/15/2026
(g)
755 789
10.25%, 02/01/2026
(g)
605 712
12.25%, 05/15/2024
(g)
865 1,055
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028
(i)
595 565
5.25%, 11/15/2022 1,175 1,207
7.50%, 10/15/2027
(i)
930 1,098
9.13%, 06/15/2023
(g)
1,350 1,490
10.88%, 06/01/2023
(g)
1,035 1,188
11.50%, 06/01/2025
(g)
2,065 2,392
Silversea Cruise Finance Ltd
7.25%, 02/01/2025
(g)
680 704
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
1,300 1,274
6.25%, 05/15/2025
(g)
52 52
7.00%, 02/15/2029
(g)
835 865
13.00%, 05/15/2025
(g)
700 819

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/2029
(g)
$ 1,165 $ 1,184
Vista Outdoor Inc
4.50%, 03/15/2029
(g)
545 545
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
545 556
$ 48,969
Lodging - 1.67%
Boyd Gaming Corp
4.75%, 12/01/2027 825 846
6.00%, 08/15/2026 5,729 5,944
6.38%, 04/01/2026 605 625
8.63%, 06/01/2025
(g)
500 554
Diamond Resorts International Inc
7.75%, 09/01/2023
(g)
550 573
10.75%, 09/01/2024
(g)
935 990
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(g)
1,890 1,859
3.75%, 05/01/2029
(g)
1,050 1,053
4.00%, 05/01/2031
(g)
1,500 1,515
4.88%, 01/15/2030 1,510 1,610
5.38%, 05/01/2025
(g)
2,053 2,162
5.75%, 05/01/2028
(g)
612 658
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.13%, 12/01/2024 369 387
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.88%, 04/01/2027 1,520 1,579
Marriott Ownership Resorts Inc
4.75%, 01/15/2028 275 279
6.13%, 09/15/2025
(g)
763 810
Marriott Ownership Resorts Inc / ILG LLC
6.50%, 09/15/2026 875 914
Melco Resorts Finance Ltd
5.38%, 12/04/2029
(g)
1,030 1,096
5.75%, 07/21/2028
(g)
1,305 1,404
MGM China Holdings Ltd
5.25%, 06/18/2025
(g)
405 421
5.38%, 05/15/2024
(g)
730 750
5.88%, 05/15/2026
(g)
970 1,018
MGM Resorts International
4.63%, 09/01/2026 415 437
4.75%, 10/15/2028 675 712
5.50%, 04/15/2027 533 582
5.75%, 06/15/2025 700 771
6.00%, 03/15/2023 1,295 1,386
6.75%, 05/01/2025 1,800 1,930
7.75%, 03/15/2022 431 453
Station Casinos LLC
4.50%, 02/15/2028
(g)
1,225 1,228
5.00%, 10/01/2025
(g)
8,417 8,533
Studio City Finance Ltd
5.00%, 01/15/2029
(g)
2,150 2,198
6.00%, 07/15/2025
(g)
905 953
6.50%, 01/15/2028
(g)
1,005 1,086
Travel + Leisure Co
3.90%, 03/01/2023 82 85
4.25%, 03/01/2022 770 780
4.63%, 03/01/2030
(g)
12 12
5.65%, 04/01/2024 266 289
6.00%, 04/01/2027 280 313
6.63%, 07/31/2026
(g)
1,070 1,226
Universal Entertainment Corp
8.50%, 12/11/2024
(g)
1,000 1,077
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(g)
720 743
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
4.25%, 05/30/2023
(g)
$ 645 $ 662
5.25%, 05/15/2027
(g)
1,395 1,473
5.50%, 03/01/2025
(g)
1,865 1,991
Wynn Macau Ltd
4.88%, 10/01/2024
(g)
1,025 1,041
5.13%, 12/15/2029
(g)
1,510 1,536
5.50%, 01/15/2026
(g)
1,395 1,466
5.50%, 10/01/2027
(g)
815 854
5.63%, 08/26/2028
(g)
1,500 1,579
$ 62,443
Machinery - Construction & Mining - 0.10%
BWX Technologies Inc
4.13%, 06/30/2028
(g)
1,092 1,111
5.38%, 07/15/2026
(g)
1,006 1,038
Manitowoc Co Inc/The
9.00%, 04/01/2026
(g)
225 244
Terex Corp
5.00%, 05/15/2029
(g)
1,405 1,461
$ 3,854
Machinery - Diversified - 0.75%
ATS Automation Tooling Systems Inc
4.13%, 12/15/2028
(g)
154 155
Cleaver-Brooks Inc
7.88%, 03/01/2023
(g)
416 413
Colfax Corp
6.38%, 02/15/2026
(g)
237 251
Husky III Holding Ltd
13.00%, PIK 13.75%; 02/15/2025
(g),(h),(j)
113 123
JPW Industries Holding Corp
9.00%, 10/01/2024
(g)
5,945 6,019
Mueller Water Products Inc
5.50%, 06/15/2026
(g)
524 541
RBS Global Inc / Rexnord LLC
4.88%, 12/15/2025
(g)
442 452
SPX FLOW Inc
5.88%, 08/15/2026
(g)
1,000 1,040
Stevens Holding Co Inc
6.13%, 10/01/2026
(g)
1,063 1,143
Tennant Co
5.63%, 05/01/2025 239 246
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(g)
14,966 15,546
Vertical Holdco GmbH
7.63%, 07/15/2028
(g)
360 392
Vertical US Newco Inc
5.25%, 07/15/2027
(g)
1,785 1,869
$ 28,190
Media - 5.75%
Altice Financing SA
5.00%, 01/15/2028
(g)
1,245 1,228
7.50%, 05/15/2026
(g)
2,381 2,474
AMC Networks Inc
4.25%, 02/15/2029 2,120 2,094
4.75%, 08/01/2025 830 855
5.00%, 04/01/2024 477 483
Belo Corp
7.25%, 09/15/2027 170 198
CCO Holdings LLC / CCO Holdings Capital Corp
4.00%, 03/01/2023
(g)
515 520
4.25%, 02/01/2031
(g)
3,925 3,925
4.50%, 08/15/2030
(g)
3,647 3,710
4.50%, 05/01/2032
(g)
2,760 2,788
4.75%, 03/01/2030
(g)
5,095 5,318
5.00%, 02/01/2028
(g)
5,900 6,166

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp
(continued)
5.13%, 05/01/2027
(g)
$ 3,334 $ 3,489
5.38%, 06/01/2029
(g)
1,920 2,084
5.50%, 05/01/2026
(g)
1,280 1,321
5.75%, 02/15/2026
(g)
6,856 7,096
5.88%, 05/01/2027
(g)
1,380 1,424
Cengage Learning Inc
9.50%, 06/15/2024
(g)
718 732
Clear Channel Worldwide Holdings Inc
5.13%, 08/15/2027
(g)
1,295 1,314
9.25%, 02/15/2024 719 750
CSC Holdings LLC
3.38%, 02/15/2031
(g)
750 703
4.13%, 12/01/2030
(g)
1,140 1,134
4.63%, 12/01/2030
(g)
18,760 18,338
5.25%, 06/01/2024 1,136 1,230
5.38%, 02/01/2028
(g)
1,100 1,158
5.50%, 05/15/2026
(g)
1,723 1,772
5.50%, 04/15/2027
(g)
1,436 1,506
5.75%, 01/15/2030
(g)
3,707 3,941
5.88%, 09/15/2022 523 549
6.50%, 02/01/2029
(g)
2,139 2,364
7.50%, 04/01/2028
(g)
5,620 6,189
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(g)
516 529
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(g)
3,460 2,526
6.63%, 08/15/2027
(g),(i)
1,800 972
DISH DBS Corp
5.00%, 03/15/2023 1,779 1,862
5.88%, 07/15/2022 1,775 1,858
5.88%, 11/15/2024 2,844 3,077
7.38%, 07/01/2028 1,205 1,301
7.75%, 07/01/2026 2,805 3,233
Entercom Media Corp
6.50%, 05/01/2027
(g),(i)
356 365
EW Scripps Co/The
5.13%, 05/15/2025
(g)
742 762
GCI LLC
4.75%, 10/15/2028
(g)
170 175
Gray Television Inc
4.75%, 10/15/2030
(g)
1,065 1,065
5.88%, 07/15/2026
(g)
640 664
7.00%, 05/15/2027
(g)
735 802
Houghton Mifflin Harcourt Publishers Inc
9.00%, 02/15/2025
(g)
1,090 1,166
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
1,005 1,035
5.25%, 08/15/2027
(g)
991 1,026
6.38%, 05/01/2026 775 826
8.38%, 05/01/2027 1,623 1,742
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(g)
1,100 1,183
Liberty Interactive LLC
8.25%, 02/01/2030 435 502
8.50%, 07/15/2029 326 373
McGraw Hill LLC / McGraw-Hill Global
Education Finance Inc
8.00%, 11/30/2024
(g)
610 618
Meredith Corp
6.50%, 07/01/2025
(g)
5 5
6.88%, 02/01/2026 818 839
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(g)
20 21
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Nexstar Broadcasting Inc
4.75%, 11/01/2028
(g)
$ 9,632 $ 9,812
5.63%, 07/15/2027
(g)
13,000 13,731
Quebecor Media Inc
5.75%, 01/15/2023 1,285 1,373
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
931 947
6.50%, 09/15/2028
(g)
800 833
Scripps Escrow II Inc
3.88%, 01/15/2029
(g)
135 134
5.38%, 01/15/2031
(g)
4,723 4,788
Scripps Escrow Inc
5.88%, 07/15/2027
(g)
375 395
Sinclair Television Group Inc
5.13%, 02/15/2027
(g)
418 414
5.88%, 03/15/2026
(g)
270 278
Sirius XM Radio Inc
3.88%, 08/01/2022
(g)
768 772
4.13%, 07/01/2030
(g)
1,550 1,550
4.63%, 07/15/2024
(g)
1,150 1,180
5.00%, 08/01/2027
(g)
2,331 2,441
5.38%, 07/15/2026
(g)
5,475 5,654
5.50%, 07/01/2029
(g)
1,388 1,500
SportsNet New York
10.25%, 01/15/2025
(e),(f)
4,130 4,264
TEGNA Inc
4.63%, 03/15/2028 764 780
4.75%, 03/15/2026
(g)
200 213
5.00%, 09/15/2029 1,575 1,634
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
1,000 1,059
Univision Communications Inc
5.13%, 02/15/2025
(g)
1,959 1,991
6.63%, 06/01/2027
(g)
2,224 2,410
9.50%, 05/01/2025
(g)
80 89
UPC Holding BV
5.50%, 01/15/2028
(g)
430 447
Urban One Inc
7.38%, 02/01/2028
(g)
5 5
ViacomCBS Inc
5.87%, 02/28/2057
(l)
594 608
3 Month USD LIBOR + 3.90%
6.25%, 02/28/2057
(l)
932 1,045
3 Month USD LIBOR + 3.90%
Videotron Ltd
5.00%, 07/15/2022 1,700 1,772
5.13%, 04/15/2027
(g)
664 701
5.38%, 06/15/2024
(g)
1,017 1,119
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
7,176 7,155
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(g)
525 527
5.50%, 08/15/2026
(g)
8,520 8,840
5.50%, 05/15/2029
(g)
1,215 1,299
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g),(i)
405 410
Ziggo Bond Co BV
5.13%, 02/28/2030
(g)
5,055 5,177
6.00%, 01/15/2027
(g)
2,600 2,717
Ziggo BV
4.88%, 01/15/2030
(g)
1,015 1,043
5.50%, 01/15/2027
(g)
7,910 8,228
$ 214,715
Metal Fabrication & Hardware - 0.05%
Grinding Media Inc / Moly-Cop AltaSteel Ltd
7.38%, 12/15/2023
(g)
835 849

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Metal Fabrication & Hardware (continued)
Hillman Group Inc/The
6.38%, 07/15/2022
(g)
$ 898 $ 898
$ 1,747
Mining - 1.91%
Alcoa Nederland Holding BV
5.50%, 12/15/2027
(g)
605 655
6.13%, 05/15/2028
(g)
430 466
7.00%, 09/30/2026
(g)
580 610
Arconic Corp
6.00%, 05/15/2025
(g)
565 603
6.13%, 02/15/2028
(g)
17,697 18,803
Celtic Resources Holdings DAC
4.13%, 10/09/2024
(g)
1,000 1,046
Century Aluminum Co
7.50%, 04/01/2028
(g)
9,870 10,403
Coeur Mining Inc
5.13%, 02/15/2029
(g)
895 868
Compass Minerals International Inc
4.88%, 07/15/2024
(g)
1,260 1,298
6.75%, 12/01/2027
(g)
353 380
Constellium SE
3.75%, 04/15/2029
(g)
3,450 3,377
5.63%, 06/15/2028
(g)
1,250 1,325
5.75%, 05/15/2024
(g)
466 469
5.88%, 02/15/2026
(g)
500 515
Ferroglobe PLC / Globe Specialty Metals Inc
9.38%, 03/01/2022
(g)
325 319
FMG Resources August 2006 Pty Ltd
4.50%, 09/15/2027
(g)
485 527
5.13%, 03/15/2023
(g)
300 318
5.13%, 05/15/2024
(g)
1,242 1,355
Freeport-McMoRan Inc
3.55%, 03/01/2022 430 436
3.88%, 03/15/2023 525 548
4.13%, 03/01/2028 725 764
4.25%, 03/01/2030 485 521
4.38%, 08/01/2028 525 560
4.55%, 11/14/2024 590 645
4.63%, 08/01/2030 1,053 1,162
5.00%, 09/01/2027 258 274
5.25%, 09/01/2029 485 537
5.40%, 11/14/2034 1,005 1,208
5.45%, 03/15/2043 1,510 1,844
Hecla Mining Co
7.25%, 02/15/2028 55 60
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(g)
4,098 4,528
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g)
435 459
Kaiser Aluminum Corp
4.63%, 03/01/2028
(g)
310 318
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(g)
15,820 40
Novelis Corp
4.75%, 01/30/2030
(g)
7,095 7,379
5.88%, 09/30/2026
(g)
1,705 1,779
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(g)
335 354
Real Alloy Holding Inc
0.00%, PIK 11.00%; 11/30/2023
(d),(e),(f),(h),(j)
4,697 4,697
$ 71,450
Miscellaneous Manufacturers - 0.26%
Amsted Industries Inc
5.63%, 07/01/2027
(g)
495 525
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Bombardier Inc
6.00%, 10/15/2022
(g)
$ 1,240 $ 1,240
6.13%, 01/15/2023
(g)
412 432
7.45%, 05/01/2034
(g)
200 206
7.50%, 12/01/2024
(g)
400 406
7.50%, 03/15/2025
(g)
1,123 1,121
7.88%, 04/15/2027
(g)
1,455 1,451
FXI Holdings Inc
7.88%, 11/01/2024
(g)
543 561
12.25%, 11/15/2026
(g)
693 802
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(g)
680 712
Hillenbrand Inc
4.50%, 09/15/2026 1,260 1,395
LSB Industries Inc
9.63%, 05/01/2023
(g),(i)
535 554
Trinity Industries Inc
4.55%, 10/01/2024 230 243
$ 9,648
Office & Business Equipment - 0.18%
CDW LLC / CDW Finance Corp
3.25%, 02/15/2029 1,090 1,080
4.13%, 05/01/2025 300 313
4.25%, 04/01/2028 485 506
5.50%, 12/01/2024 920 1,015
Pitney Bowes Inc
6.88%, 03/15/2027
(g)
120 122
7.25%, 03/15/2029
(g)
1,354 1,388
Xerox Corp
3.80%, 05/15/2024 215 224
4.38%, 03/15/2023 715 749
4.80%, 03/01/2035 350 347
6.75%, 12/15/2039 280 310
Xerox Holdings Corp
5.00%, 08/15/2025
(g)
430 452
5.50%, 08/15/2028
(g)
250 261
$ 6,767
Oil & Gas - 6.07%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(g)
750 797
Antero Resources Corp
5.00%, 03/01/2025 450 457
7.63%, 02/01/2029
(g)
480 521
8.38%, 07/15/2026
(g)
740 831
Apache Corp
4.25%, 01/15/2030 755 758
4.25%, 01/15/2044 645 600
4.38%, 10/15/2028 423 431
4.63%, 11/15/2025 376 397
4.75%, 04/15/2043 954 947
4.88%, 11/15/2027 2,910 3,071
5.10%, 09/01/2040 1,570 1,609
5.25%, 02/01/2042 815 844
5.35%, 07/01/2049 765 765
6.00%, 01/15/2037 735 828
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
900 911
9.00%, 11/01/2027
(g)
479 622
Athabasca Oil Corp
9.88%, 02/24/2022
(g)
361 294
Baytex Energy Corp
5.63%, 06/01/2024
(g)
438 410
8.75%, 04/01/2027
(g)
100 93
California Resources Corp
7.13%, 02/01/2026
(g)
30 31

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Callon Petroleum Co
6.13%, 10/01/2024 $ 195 $ 180
6.25%, 04/15/2023 289 275
6.38%, 07/01/2026
(i)
665 579
Calumet Specialty Products Partners LP / Calumet
Finance Corp
7.75%, 04/15/2023 365 364
9.25%, 07/15/2024
(g)
580 638
11.00%, 04/15/2025
(g)
440 479
Centennial Resource Production LLC
5.38%, 01/15/2026
(g),(i)
150 140
6.88%, 04/01/2027
(g),(i)
200 188
Chesapeake Energy Corp
5.50%, 02/01/2026
(g)
2,050 2,163
5.88%, 02/01/2029
(g)
900 970
CNX Resources Corp
6.00%, 01/15/2029
(g)
520 555
7.25%, 03/14/2027
(g)
525 567
Comstock Resources Inc
6.75%, 03/01/2029
(g)
2,905 2,968
7.50%, 05/15/2025
(g)
605 625
9.75%, 08/15/2026 605 658
Continental Resources Inc/OK
3.80%, 06/01/2024 1,395 1,461
4.38%, 01/15/2028 825 897
4.50%, 04/15/2023 541 568
4.90%, 06/01/2044 550 577
5.75%, 01/15/2031
(g)
705 818
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(g)
1,950 1,996
5.63%, 10/15/2025
(g)
1,354 1,401
CVR Energy Inc
5.25%, 02/15/2025
(g)
385 387
5.75%, 02/15/2028
(g),(i)
300 304
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(g)
917 950
5.75%, 01/30/2028
(g)
850 907
6.63%, 07/15/2025
(g)
485 517
Energean Israel Finance Ltd
5.88%, 03/30/2031
(g)
5,550 5,724
Ensign Drilling Inc
9.25%, 04/15/2024
(g)
620 499
EQT Corp
3.00%, 10/01/2022 588 599
3.90%, 10/01/2027 1,675 1,746
5.00%, 01/15/2029 365 399
7.63%, 02/01/2025 1,000 1,151
8.50%, 02/01/2030 1,175 1,503
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 10/01/2025
(g)
1,120 1,133
5.75%, 02/01/2029
(g)
3,190 3,246
6.00%, 02/01/2031
(g)
3,470 3,574
6.25%, 11/01/2028
(g)
385 400
Indigo Natural Resources LLC
5.38%, 02/01/2029
(g)
700 695
Ithaca Energy North Sea PLC
9.38%, 07/15/2024
(g)
575 575
Laredo Petroleum Inc
9.50%, 01/15/2025 1,000 1,030
10.13%, 01/15/2028 800 824
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(g)
374 385
Matador Resources Co
5.88%, 09/15/2026 1,050 1,047
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
MEG Energy Corp
5.88%, 02/01/2029
(g)
$ 6,845 $ 7,017
6.50%, 01/15/2025
(g)
2,637 2,724
7.13%, 02/01/2027
(g)
8,255 8,814
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(g)
709 629
10.50%, 05/15/2027
(g)
410 385
Murphy Oil Corp
5.75%, 08/15/2025 336 344
6.37%, 12/01/2042 245 230
6.38%, 07/15/2028 1,295 1,314
6.88%, 08/15/2024 90 92
Nabors Industries Inc
5.75%, 02/01/2025 595 492
9.00%, 02/01/2025
(g)
15 16
Nabors Industries Ltd
7.25%, 01/15/2026
(g)
1,080 950
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(g)
800 811
Occidental Petroleum Corp
2.70%, 08/15/2022 1,060 1,067
2.70%, 02/15/2023 873 875
2.90%, 08/15/2024 5,690 5,676
3.00%, 02/15/2027 7,941 7,579
3.20%, 08/15/2026 4,575 4,449
3.40%, 04/15/2026 1,225 1,211
3.50%, 06/15/2025 560 563
3.50%, 08/15/2029 4,725 4,512
4.20%, 03/15/2048 1,410 1,188
4.30%, 08/15/2039 1,000 882
4.40%, 04/15/2046 1,925 1,694
4.40%, 08/15/2049 95 82
4.50%, 07/15/2044 1,090 973
4.63%, 06/15/2045 1,146 1,037
5.50%, 12/01/2025 780 839
5.55%, 03/15/2026 75 81
5.88%, 09/01/2025 1,425 1,557
6.13%, 01/01/2031 4,390 4,884
6.20%, 03/15/2040 1,530 1,626
6.38%, 09/01/2028 2,020 2,262
6.45%, 09/15/2036 19,370 22,009
6.60%, 03/15/2046 1,805 1,990
6.63%, 09/01/2030 3,430 3,911
6.95%, 07/01/2024 535 592
7.15%, 05/15/2028
(i)
235 253
7.50%, 05/01/2031 1,634 1,945
7.88%, 09/15/2031 545 662
7.95%, 06/15/2039 740 901
8.00%, 07/15/2025
(i)
405 473
8.88%, 07/15/2030 6,035 7,755
Ovintiv Exploration Inc
5.38%, 01/01/2026 745 835
5.63%, 07/01/2024 970 1,082
Ovintiv Inc
5.15%, 11/15/2041 460 484
6.50%, 08/15/2034 795 1,014
6.50%, 02/01/2038 605 765
6.63%, 08/15/2037 585 738
7.20%, 11/01/2031 480 625
7.38%, 11/01/2031 590 779
8.13%, 09/15/2030 440 592
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12/15/2025
(g)
225 227
Parkland Corp/Canada
5.88%, 07/15/2027
(g)
640 681
Patterson-UTI Energy Inc
3.95%, 02/01/2028 440 419
5.15%, 11/15/2029 1,255 1,262

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 $ 1,000 $ 755
7.25%, 06/15/2025 874 745
9.25%, 05/15/2025
(g)
725 759
PDC Energy Inc
5.75%, 05/15/2026 560 582
6.13%, 09/15/2024 495 507
Precision Drilling Corp
5.25%, 11/15/2024 213 205
7.13%, 01/15/2026
(g)
550 545
Puma International Financing SA
5.00%, 01/24/2026
(g)
730 735
5.13%, 10/06/2024
(g)
400 405
Range Resources Corp
4.88%, 05/15/2025 550 547
5.00%, 03/15/2023 465 475
8.25%, 01/15/2029
(g)
435 472
9.25%, 02/01/2026 750 824
Seven Generations Energy Ltd
6.75%, 05/01/2023
(g)
125 125
SM Energy Co
5.63%, 06/01/2025 90 86
6.13%, 11/15/2022 473 467
6.75%, 09/15/2026 375 363
10.00%, 01/15/2025
(g)
351 399
Southwestern Energy Co
6.45%, 01/23/2025 685 740
7.75%, 10/01/2027 90 97
8.38%, 09/15/2028 600 659
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029
(g)
1,050 1,061
5.50%, 02/15/2026 600 619
5.88%, 03/15/2028 9,016 9,534
6.00%, 04/15/2027 4,090 4,301
Talos Production Inc
12.00%, 01/15/2026
(g)
3,665 3,674
Teine Energy Ltd
6.88%, 04/15/2029
(g)
6,375 6,454
Transocean Guardian Ltd
5.88%, 01/15/2024
(g)
599 557
Transocean Inc
6.80%, 03/15/2038 630 301
7.25%, 11/01/2025
(g)
3,470 2,620
7.50%, 01/15/2026
(g),(i)
467 343
8.00%, 02/01/2027
(g)
635 444
11.50%, 01/30/2027
(g)
510 490
Transocean Pontus Ltd
6.13%, 08/01/2025
(g)
410 399
Transocean Poseidon Ltd
6.88%, 02/01/2027
(g)
420 399
Transocean Sentry Ltd
5.38%, 05/15/2023
(g),(i)
384 364
Vantage Drilling International
9.25%, 11/15/2023
(g)
400 330
Vermilion Energy Inc
5.63%, 03/15/2025
(g)
179 170
Vine Energy Holdings LLC
6.75%, 04/15/2029
(g)
4,700 4,702
Viper Energy Partners LP
5.38%, 11/01/2027
(g)
405 423
W&T Offshore Inc
9.75%, 11/01/2023
(g)
645 569
$ 226,974
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0.22%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
$ 985 $ 1,030
6.88%, 04/01/2027
(g)
435 463
Bristow Group Inc
6.88%, 03/01/2028
(g)
100 101
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 551 496
Oceaneering International Inc
4.65%, 11/15/2024 113 110
6.00%, 02/01/2028 225 220
Telford Offshore Ltd
12.00%, PIK 12.00%
(h),(j),(m)
359 12
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(g)
338 336
Transocean Proteus Ltd
6.25%, 12/01/2024
(g)
493 483
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 962 1,009
6.88%, 09/01/2027 270 284
Weatherford International Ltd
8.75%, 09/01/2024
(g)
630 660
11.00%, 12/01/2024
(g),(i)
2,695 2,661
Welltec A/S
9.50%, 12/01/2022
(g)
335 332
$ 8,197
Packaging & Containers - 2.89%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(g),(h),(j)
961 1,005
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028
(g)
3,050 3,008
4.00%, 09/01/2029
(g)
3,215 3,198
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
1,680 1,728
5.25%, 04/30/2025
(g)
795 834
5.25%, 08/15/2027
(g)
1,570 1,605
5.25%, 08/15/2027
(g)
810 828
Ball Corp
2.88%, 08/15/2030 1,065 1,028
4.00%, 11/15/2023 830 885
4.88%, 03/15/2026 1,140 1,277
5.00%, 03/15/2022 368 381
5.25%, 07/01/2025 746 844
Berry Global Inc
4.50%, 02/15/2026
(g)
8,840 9,050
5.63%, 07/15/2027
(g)
3,400 3,620
Crown Americas LLC / Crown Americas Capital
Corp IV
4.50%, 01/15/2023 1,030 1,088
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 315 339
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 654 795
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
818 831
7.88%, 07/15/2026
(g)
560 586
Graham Packaging Co Inc
7.13%, 08/15/2028
(g)
2,250 2,413
Graphic Packaging International LLC
3.50%, 03/15/2028
(g)
980 975
3.50%, 03/01/2029
(g)
175 173
4.88%, 11/15/2022 363 379

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(g)
$ 4,290 $ 4,425
Intertape Polymer Group Inc
7.00%, 10/15/2026
(g)
383 402
LABL Escrow Issuer LLC
6.75%, 07/15/2026
(g)
1,355 1,460
10.50%, 07/15/2027
(g)
770 848
Matthews International Corp
5.25%, 12/01/2025
(g)
265 275
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(g)
1,179 1,183
7.25%, 04/15/2025
(g)
1,280 1,245
OI European Group BV
4.00%, 03/15/2023
(g)
643 661
Owens-Brockway Glass Container Inc
5.38%, 01/15/2025
(g)
205 218
5.88%, 08/15/2023
(g)
608 658
6.38%, 08/15/2025
(g)
83 92
Pactiv LLC
7.95%, 12/15/2025 435 484
8.38%, 04/15/2027 830 947
Plastipak Holdings Inc
6.25%, 10/15/2025
(g)
14,353 14,748
Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu
4.00%, 10/15/2027
(g)
1,445 1,429
Sealed Air Corp
4.00%, 12/01/2027
(g)
230 241
4.88%, 12/01/2022
(g)
320 335
5.13%, 12/01/2024
(g)
80 87
5.25%, 04/01/2023
(g)
385 408
5.50%, 09/15/2025
(g)
872 964
6.88%, 07/15/2033
(g)
355 443
Silgan Holdings Inc
4.13%, 02/01/2028 1,015 1,050
Trident TPI Holdings Inc
6.63%, 11/01/2025
(g)
16,640 16,940
9.25%, 08/01/2024
(g)
6,247 6,639
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g)
13,281 13,896
8.50%, 08/15/2027
(g)
1,030 1,102
$ 108,050
Pharmaceuticals - 1.44%
AdaptHealth LLC
6.13%, 08/01/2028
(g)
290 304
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
2,330 2,595
9.25%, 04/01/2026
(g)
1,720 1,905
Bausch Health Cos Inc
5.00%, 01/30/2028
(g)
4,218 4,281
5.00%, 02/15/2029
(g)
1,220 1,222
5.25%, 01/30/2030
(g)
907 912
5.25%, 02/15/2031
(g)
1,021 1,022
5.50%, 11/01/2025
(g)
1,810 1,867
5.75%, 08/15/2027
(g)
900 965
6.13%, 04/15/2025
(g)
3,428 3,500
6.25%, 02/15/2029
(g)
1,875 1,983
7.00%, 03/15/2024
(g)
318 326
7.00%, 01/15/2028
(g)
4,450 4,839
7.25%, 05/30/2029
(g)
1,430 1,585
9.00%, 12/15/2025
(g)
1,470 1,595
Elanco Animal Health Inc
5.27%, 08/28/2023 1,300 1,394
5.90%, 08/28/2028 1,135 1,291
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Endo Dac / Endo Finance LLC / Endo Finco Inc
5.88%, 10/15/2024
(g)
$ 325 $ 327
6.00%, 06/30/2028
(g)
1,543 1,173
9.50%, 07/31/2027
(g)
1,335 1,415
Endo Luxembourg Finance Co I Sarl / Endo US
Inc
6.13%, 04/01/2029
(g)
2,295 2,272
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(g)
1,000 1,087
HLF Financing Sarl LLC / Herbalife International
Inc
7.25%, 08/15/2026
(g)
777 812
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(g)
875 936
Organon Finance 1 LLC
5.13%, 04/30/2031
(g)
5,600 5,811
Owens & Minor Inc
4.50%, 03/31/2029
(g)
555 560
P&L Development LLC / PLD Finance Corp
7.75%, 11/15/2025
(g)
800 850
Par Pharmaceutical Inc
7.50%, 04/01/2027
(g)
1,725 1,816
Prestige Brands Inc
3.75%, 04/01/2031
(g)
5,115 4,910
5.13%, 01/15/2028
(g)
395 414
$ 53,969
Pipelines - 4.42%
AI Candelaria Spain SLU
7.50%, 12/15/2028
(g)
815 929
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 6,821 6,933
5.75%, 03/01/2027
(g)
3,375 3,413
5.75%, 01/15/2028
(g)
4,050 4,127
7.88%, 05/15/2026
(g)
2,205 2,403
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(g)
200 207
7.63%, 12/15/2025
(g)
210 227
Buckeye Partners LP
4.13%, 03/01/2025
(g)
500 513
4.13%, 12/01/2027 730 721
4.15%, 07/01/2023 495 512
4.35%, 10/15/2024 295 308
4.50%, 03/01/2028
(g)
6,025 6,033
5.60%, 10/15/2044 3,121 2,996
5.85%, 11/15/2043 3,120 3,071
6.37%, 01/22/2078
(i),(l)
355 291
3 Month USD LIBOR + 4.02%
Cheniere Energy Inc
4.63%, 10/15/2028
(g)
2,020 2,106
Cheniere Energy Partners LP
4.00%, 03/01/2031
(g)
385 392
4.50%, 10/01/2029 1,669 1,742
5.63%, 10/01/2026 1,175 1,225
CNX Midstream Partners LP / CNX Midstream
Finance Corp
6.50%, 03/15/2026
(g)
305 315
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
568 578
5.75%, 04/01/2025
(i)
424 435
6.00%, 02/01/2029
(g)
2,185 2,259
DCP Midstream Operating LP
3.88%, 03/15/2023 458 479
4.95%, 04/01/2022 298 304
5.13%, 05/15/2029 450 480

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
DCP Midstream Operating LP   (continued)
5.38%, 07/15/2025 $ 414 $ 454
5.85%, 05/21/2043
(g),(l)
675 611
3 Month USD LIBOR + 3.85%
6.45%, 11/03/2036
(g)
560 632
6.75%, 09/15/2037
(g)
315 364
8.13%, 08/16/2030 220 286
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 665 677
EnLink Midstream LLC
5.38%, 06/01/2029 2,299 2,299
5.63%, 01/15/2028
(g)
4,812 4,974
EnLink Midstream Partners LP
4.15%, 06/01/2025 550 555
4.40%, 04/01/2024 450 461
4.85%, 07/15/2026 280 283
5.05%, 04/01/2045 250 206
5.45%, 06/01/2047 77 65
5.60%, 04/01/2044 193 166
EQM Midstream Partners LP
4.00%, 08/01/2024 639 653
4.13%, 12/01/2026 828 836
4.50%, 01/15/2029
(g)
80 79
4.75%, 07/15/2023 336 352
4.75%, 01/15/2031
(g)
8,515 8,428
5.50%, 07/15/2028 923 980
6.50%, 07/01/2027
(g)
3,596 3,971
6.50%, 07/15/2048 490 497
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 669 669
6.25%, 05/15/2026 375 367
6.50%, 10/01/2025 701 705
7.75%, 02/01/2028 890 899
8.00%, 01/15/2027 5,085 5,239
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029 100 108
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
5,551 5,982
Hess Midstream Operations LP
5.13%, 06/15/2028
(g)
555 574
5.63%, 02/15/2026
(g)
1,786 1,853
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(g)
5,485 5,663
New Fortress Energy Inc
6.75%, 09/15/2025
(g)
11,941 12,355
NGL Energy Operating LLC / NGL Energy
Finance Corp
7.50%, 02/01/2026
(g)
1,850 1,938
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025
(i)
1,076 958
7.50%, 11/01/2023
(i)
479 467
7.50%, 04/15/2026 85 76
NuStar Logistics LP
4.75%, 02/01/2022 150 152
5.63%, 04/28/2027 7,183 7,560
5.75%, 10/01/2025 1,605 1,727
6.00%, 06/01/2026 640 694
6.38%, 10/01/2030 2,200 2,422
PBF Logistics LP / PBF Logistics Finance Corp
6.88%, 05/15/2023 608 607
Rattler Midstream LP
5.63%, 07/15/2025
(g)
605 638
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(g)
$ 1,900 $ 1,888
4.80%, 05/15/2030
(g)
3,865 3,792
4.95%, 07/15/2029
(g)
1,304 1,329
6.88%, 04/15/2040
(g)
500 537
7.50%, 07/15/2038
(g)
630 699
Ruby Pipeline LLC
8.00%, 04/01/2022
(g),(i)
420 359
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
515 515
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 09/15/2024
(g)
290 295
5.50%, 01/15/2028
(g)
872 861
6.00%, 03/01/2027
(g)
500 507
6.00%, 12/31/2030
(g)
4,195 4,206
7.50%, 10/01/2025
(g)
615 672
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032
(g)
1,035 1,017
4.25%, 11/15/2023 966 967
4.88%, 02/01/2031
(g)
4,900 5,113
5.00%, 01/15/2028 735 774
5.38%, 02/01/2027 484 502
5.50%, 03/01/2030 3,615 3,910
5.88%, 04/15/2026 725 759
6.50%, 07/15/2027 785 854
6.88%, 01/15/2029 650 730
Western Midstream Operating LP
3.95%, 06/01/2025 730 761
4.35%, 02/01/2025 1,350 1,427
4.50%, 03/01/2028 807 857
4.65%, 07/01/2026 735 787
4.75%, 08/15/2028 845 908
5.30%, 02/01/2030 1,315 1,435
5.30%, 03/01/2048 3,250 3,331
5.45%, 04/01/2044 1,285 1,352
6.50%, 02/01/2050 1,199 1,357
$ 164,982
Real Estate - 0.25%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
960 1,027
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(g)
1,236 1,307
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(g)
561 578
Howard Hughes Corp/The
4.13%, 02/01/2029
(g)
1,145 1,133
5.38%, 08/01/2028
(g)
910 963
Kennedy-Wilson Inc
4.75%, 03/01/2029 673 696
5.00%, 03/01/2031 598 619
Newmark Group Inc
6.13%, 11/15/2023 517 564
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06/01/2023
(g)
845 879
9.38%, 04/01/2027
(g)
870 972
WeWork Cos Inc
7.88%, 05/01/2025
(g)
545 523
$ 9,261
REITs - 1.83%
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05/15/2026
(g)
806 840
CTR Partnership LP / CareTrust Capital Corp
5.25%, 06/01/2025 178 183

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Diversified Healthcare Trust
4.75%, 05/01/2024 $ 270 $ 279
4.75%, 02/15/2028 165 165
9.75%, 06/15/2025 1,035 1,159
EPR Properties
3.75%, 08/15/2029 545 530
4.50%, 04/01/2025 850 894
4.50%, 06/01/2027 775 798
4.75%, 12/15/2026 565 594
4.95%, 04/15/2028 735 768
5.25%, 07/15/2023 600 626
ESH Hospitality Inc
4.63%, 10/01/2027
(g)
3,447 3,653
5.25%, 05/01/2025
(g)
1,655 1,689
FelCor Lodging LP
6.00%, 06/01/2025 100 102
GEO Group Inc/The
5.13%, 04/01/2023
(i)
640 586
5.88%, 10/15/2024
(i)
195 157
6.00%, 04/15/2026
(i)
285 197
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(g)
25 24
5.25%, 07/15/2024
(g)
900 930
6.00%, 04/15/2025
(g)
80 85
Iron Mountain Inc
4.50%, 02/15/2031
(g)
895 893
4.88%, 09/15/2027
(g)
1,886 1,961
4.88%, 09/15/2029
(g)
1,220 1,243
5.25%, 03/15/2028
(g)
1,056 1,108
5.25%, 07/15/2030
(g)
2,287 2,376
5.63%, 07/15/2032
(g)
1,075 1,133
iStar Inc
4.25%, 08/01/2025 380 385
4.75%, 10/01/2024 1,000 1,042
5.50%, 02/15/2026 647 670
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
338 332
5.25%, 03/15/2022
(g)
668 670
5.25%, 10/01/2025
(g)
294 297
Mack-Cali Realty LP
3.15%, 05/15/2023 320 326
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
3.88%, 02/15/2029
(g)
665 673
4.50%, 09/01/2026 888 938
4.63%, 06/15/2025
(g)
645 686
5.63%, 05/01/2024 830 895
5.75%, 02/01/2027 605 675
MPT Operating Partnership LP / MPT Finance
Corp
3.50%, 03/15/2031 557 556
4.63%, 08/01/2029 835 884
5.00%, 10/15/2027 2,215 2,331
5.25%, 08/01/2026 120 124
New Residential Investment Corp
6.25%, 10/15/2025
(g)
190 193
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028
(g)
365 387
7.50%, 06/01/2025
(g)
525 571
RHP Hotel Properties LP / RHP Finance Corp
4.75%, 10/15/2027 365 376
SBA Communications Corp
3.13%, 02/01/2029
(g)
2,915 2,792
3.88%, 02/15/2027 1,325 1,355
4.88%, 09/01/2024 1,950 1,996
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Service Properties Trust
3.95%, 01/15/2028 $ 715 $ 661
4.35%, 10/01/2024 1,025 1,020
4.38%, 02/15/2030 720 670
4.50%, 06/15/2023 750 765
4.50%, 03/15/2025 645 635
4.65%, 03/15/2024 840 846
4.75%, 10/01/2026 740 721
4.95%, 02/15/2027 415 408
4.95%, 10/01/2029
(i)
340 328
5.00%, 08/15/2022 745 755
5.25%, 02/15/2026 650 651
5.50%, 12/15/2027 465 490
7.50%, 09/15/2025 1,000 1,133
Starwood Property Trust Inc
4.75%, 03/15/2025 406 423
5.50%, 11/01/2023
(g)
1,700 1,785
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
7.13%, 12/15/2024
(g)
590 609
7.88%, 02/15/2025
(g)
3,099 3,339
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.00%, 04/15/2023
(g)
412 418
6.50%, 02/15/2029
(g)
985 979
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
550 562
3.75%, 02/15/2027
(g)
3,969 4,001
4.13%, 08/15/2030
(g)
703 714
4.25%, 12/01/2026
(g)
2,490 2,568
4.63%, 12/01/2029
(g)
1,035 1,075
Washington Prime Group LP
0.00%, 08/15/2024
(d)
580 360
XHR LP
6.38%, 08/15/2025
(g)
385 408
$ 68,451
Retail - 3.40%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(g)
605 613
4.00%, 10/15/2030
(g)
6,657 6,491
4.25%, 05/15/2024
(g)
703 712
4.38%, 01/15/2028
(g)
3,755 3,802
5.75%, 04/15/2025
(g)
375 398
99 Escrow Issuer Inc
7.50%, 01/15/2026
(g)
460 440
AAG FH LP / AAG FH Finco Inc
9.75%, 07/15/2024
(g)
115 112
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g)
215 238
Asbury Automotive Group Inc
4.75%, 03/01/2030 78 82
Beacon Roofing Supply Inc
4.88%, 11/01/2025
(g)
1,655 1,693
Bed Bath & Beyond Inc
3.75%, 08/01/2024 90 92
4.92%, 08/01/2034
(i)
91 85
5.17%, 08/01/2044 441 406
Brinker International Inc
3.88%, 05/15/2023 780 797
5.00%, 10/01/2024
(g)
235 246
Caleres Inc
6.25%, 08/15/2023 3 3
Carvana Co
5.63%, 10/01/2025
(g)
415 427
5.88%, 10/01/2028
(g)
500 519

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
eG Global Finance PLC
6.75%, 02/07/2025
(g)
$ 605 $ 622
8.50%, 10/30/2025
(g)
515 547
Ferrellgas LP / Ferrellgas Finance Corp
5.38%, 04/01/2026
(g)
4,585 4,533
FirstCash Inc
4.63%, 09/01/2028
(g)
715 735
Foundation Building Materials Inc
6.00%, 03/01/2029
(g)
1,000 992
Gap Inc/The
8.38%, 05/15/2023
(g)
405 461
8.63%, 05/15/2025
(g)
1,220 1,350
8.88%, 05/15/2027
(g)
810 946
Golden Nugget Inc
6.75%, 10/15/2024
(g)
1,871 1,894
Group 1 Automotive Inc
4.00%, 08/15/2028
(g)
570 569
Guitar Center Inc
8.50%, 01/15/2026
(g),(i)
310 327
IRB Holding Corp
6.75%, 02/15/2026
(g)
3,140 3,253
7.00%, 06/15/2025
(g)
6,580 7,082
Ken Garff Automotive LLC
4.88%, 09/15/2028
(g)
30 30
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
717 754
5.25%, 06/01/2026
(g)
1,025 1,054
L Brands Inc
5.25%, 02/01/2028 288 316
6.63%, 10/01/2030
(g)
870 1,003
6.75%, 07/01/2036 506 609
6.88%, 11/01/2035 744 902
6.95%, 03/01/2033
(i)
320 376
7.50%, 06/15/2029 358 415
7.60%, 07/15/2037 53 63
9.38%, 07/01/2025
(g)
710 901
LBM Acquisition LLC
6.25%, 01/15/2029
(g)
1,978 2,028
LCM Investments Holdings II LLC
4.88%, 05/01/2029
(g)
2,975 3,043
Lithia Motors Inc
4.38%, 01/15/2031
(g)
476 501
4.63%, 12/15/2027
(g)
586 615
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(g)
11,925 12,440
Macy's Inc
8.38%, 06/15/2025
(g)
1,085 1,197
Macy's Retail Holdings LLC
2.88%, 02/15/2023 700 701
3.63%, 06/01/2024
(i)
129 130
4.30%, 02/15/2043 265 208
4.50%, 12/15/2034 485 435
5.13%, 01/15/2042 265 228
5.88%, 04/01/2029
(g),(i)
2,760 2,832
6.38%, 03/15/2037 600 590
6.70%, 07/15/2034
(g)
550 551
Marks & Spencer PLC
7.13%, 12/01/2037
(g)
200 231
Murphy Oil USA Inc
3.75%, 02/15/2031
(g)
1,870 1,842
4.75%, 09/15/2029 500 525
5.63%, 05/01/2027 695 728
Party City Holdings Inc
8.75%, 02/15/2026
(g)
414 424
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Penske Automotive Group Inc
5.50%, 05/15/2026 $ 786 $ 812
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
1,645 1,696
7.75%, 02/15/2029
(g)
1,275 1,381
QVC Inc
4.38%, 03/15/2023 1,015 1,072
4.38%, 09/01/2028 440 450
4.45%, 02/15/2025 920 978
4.75%, 02/15/2027 900 950
4.85%, 04/01/2024 910 986
5.45%, 08/15/2034 850 873
5.95%, 03/15/2043 810 806
Rite Aid Corp
7.50%, 07/01/2025
(g)
565 585
7.70%, 02/15/2027
(i)
180 177
8.00%, 11/15/2026
(g)
2,275 2,363
Sonic Automotive Inc
6.13%, 03/15/2027 801 835
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(g)
8,910 9,389
SRS Distribution Inc
8.25%, 07/01/2026
(g)
5,410 5,661
Staples Inc
7.50%, 04/15/2026
(g)
2,352 2,434
10.75%, 04/15/2027
(g)
2,515 2,602
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.50%, 06/01/2024 403 408
5.88%, 03/01/2027 523 545
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(g)
690 703
White Cap Buyer LLC
6.88%, 10/15/2028
(g)
9,680 10,273
Yum! Brands Inc
3.63%, 03/15/2031 850 839
3.88%, 11/01/2023 275 288
4.63%, 01/31/2032 2,045 2,137
4.75%, 01/15/2030
(g)
800 856
5.35%, 11/01/2043 408 422
6.88%, 11/15/2037 300 365
$ 127,025
Semiconductors - 0.15%
Amkor Technology Inc
6.63%, 09/15/2027
(g)
500 538
ams AG
7.00%, 07/31/2025
(g)
365 389
Entegris Inc
4.38%, 04/15/2028
(g)
880 925
Microchip Technology Inc
4.25%, 09/01/2025
(g)
1,590 1,670
Qorvo Inc
3.38%, 04/01/2031
(g)
658 667
4.38%, 10/15/2029 1,360 1,478
Synaptics Inc
4.00%, 06/15/2029
(g)
15 15
$ 5,682
Software - 2.51%
ACI Worldwide Inc
5.75%, 08/15/2026
(g)
3,200 3,364
Ascend Learning LLC
6.88%, 08/01/2025
(g)
5,443 5,579
6.88%, 08/01/2025
(g)
5,740 5,884
Black Knight InfoServ LLC
3.63%, 09/01/2028
(g)
1,515 1,481

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Blackboard Inc
10.38%, 11/15/2024
(g)
$ 365 $ 385
Boxer Parent Co Inc
7.13%, 10/02/2025
(g)
1,085 1,166
9.13%, 03/01/2026
(g)
650 685
BY Crown Parent LLC
7.38%, 10/15/2024
(g)
700 715
BY Crown Parent LLC / BY Bond Finance Inc
4.25%, 01/31/2026
(g)
605 634
Camelot Finance SA
4.50%, 11/01/2026
(g)
3,905 4,042
Castle US Holding Corp
9.50%, 02/15/2028
(g)
110 113
CDK Global Inc
4.88%, 06/01/2027 984 1,041
5.00%, 10/15/2024 266 292
5.25%, 05/15/2029
(g)
650 697
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(g)
18,150 18,445
Donnelley Financial Solutions Inc
8.25%, 10/15/2024 740 775
Dun & Bradstreet Corp/The
6.88%, 08/15/2026
(g)
356 379
10.25%, 02/15/2027
(g)
365 405
Fair Isaac Corp
4.00%, 06/15/2028
(g)
246 249
5.25%, 05/15/2026
(g)
1,140 1,265
Granite Merger Sub 2 Inc
11.00%, 07/15/2027
(g)
90 104
J2 Global Inc
4.63%, 10/15/2030
(g)
1,300 1,331
MSCI Inc
3.63%, 09/01/2030
(g)
300 305
3.88%, 02/15/2031
(g)
1,810 1,855
4.00%, 11/15/2029
(g)
825 862
5.38%, 05/15/2027
(g)
650 695
Nuance Communications Inc
5.63%, 12/15/2026 430 451
Open Text Corp
3.88%, 02/15/2028
(g)
1,795 1,817
5.88%, 06/01/2026
(g)
1,584 1,634
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
1,785 1,805
Playtika Holding Corp
4.25%, 03/15/2029
(g)
7,253 7,207
PTC Inc
3.63%, 02/15/2025
(g)
220 226
4.00%, 02/15/2028
(g)
381 391
Rackspace Technology Global Inc
3.50%, 02/15/2028
(g)
4,655 4,515
5.38%, 12/01/2028
(g)
230 235
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
16,920 17,975
Twilio Inc
3.63%, 03/15/2029 196 200
3.88%, 03/15/2031 132 135
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 09/01/2025
(g)
2,030 2,101
10.50%, 02/01/2024
(g),(i)
789 810
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(g)
1,678 1,657
$ 93,907
Storage & Warehousing - 0.01%
LBC Tank Terminals Holding Netherlands BV
6.88%, 05/15/2023
(g)
325 323
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 5.87%
Altice France Holding SA
6.00%, 02/15/2028
(g)
$ 1,450 $ 1,439
10.50%, 05/15/2027
(g)
2,050 2,309
Altice France SA/France
5.13%, 01/15/2029
(g)
1,355 1,358
5.13%, 07/15/2029
(g)
4,740 4,746
5.50%, 01/15/2028
(g)
1,100 1,133
7.38%, 05/01/2026
(g)
12,106 12,551
8.13%, 02/01/2027
(g)
1,815 1,990
Avaya Inc
6.13%, 09/15/2028
(g)
1,090 1,158
C&W Senior Financing DAC
6.88%, 09/15/2027
(g)
797 845
7.50%, 10/15/2026
(g)
620 654
Cincinnati Bell Inc
7.00%, 07/15/2024
(g)
1,230 1,270
8.00%, 10/15/2025
(g)
955 1,012
CommScope Inc
5.50%, 03/01/2024
(g)
775 799
6.00%, 03/01/2026
(g)
10,520 11,086
7.13%, 07/01/2028
(g)
2,450 2,650
8.25%, 03/01/2027
(g)
3,770 4,038
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
5,390 5,340
6.00%, 06/15/2025
(g)
11,045 11,238
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
9,835 10,270
Consolidated Communications Inc
5.00%, 10/01/2028
(g)
915 929
DKT Finance ApS
9.38%, 06/17/2023
(g)
125 129
Embarq Corp
8.00%, 06/01/2036 1,067 1,242
Frontier Communications Corp
5.00%, 05/01/2028
(g)
2,080 2,124
5.88%, 10/15/2027
(g)
1,550 1,647
6.75%, 05/01/2029
(g)
1,235 1,301
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(g)
740 777
GTT Communications Inc
7.88%, 12/31/2024
(g)
16,390 2,458
Hughes Satellite Systems Corp
5.25%, 08/01/2026 1,045 1,151
6.63%, 08/01/2026 715 790
Intrado Corp
8.50%, 10/15/2025
(g)
1,405 1,428
Koninklijke KPN NV
7.00%, 03/28/2073
(g),(l)
405 433
USD Swap Semi-Annual 10 Year + 5.21%
Level 3 Financing Inc
3.63%, 01/15/2029
(g)
1,100 1,066
3.75%, 07/15/2029
(g)
800 780
4.25%, 07/01/2028
(g)
1,075 1,083
4.63%, 09/15/2027
(g)
825 851
5.25%, 03/15/2026 795 819
Ligado Networks LLC
0.00%, PIK 15.50%; 11/01/2023
(d),(g),(h),(j)
2,370 2,334
LogMeIn Inc
5.50%, 09/01/2027
(g)
710 740
Lumen Technologies Inc
4.00%, 02/15/2027
(g)
2,100 2,140
4.50%, 01/15/2029
(g)
560 552
5.13%, 12/15/2026
(g)
950 996
5.63%, 04/01/2025 345 372
5.80%, 03/15/2022 1,005 1,037
6.75%, 12/01/2023 455 502

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Lumen Technologies Inc   (continued)
6.88%, 01/15/2028 $ 202 $ 227
7.50%, 04/01/2024 1,035 1,157
7.60%, 09/15/2039 422 484
7.65%, 03/15/2042 580 661
Nokia Oyj
3.38%, 06/12/2022 160 164
4.38%, 06/12/2027 410 448
6.63%, 05/15/2039 573 734
Plantronics Inc
5.50%, 05/31/2023
(g)
432 433
Sprint Capital Corp
6.88%, 11/15/2028 1,987 2,504
8.75%, 03/15/2032 2,623 3,889
Sprint Communications Inc
6.00%, 11/15/2022 2,215 2,364
Sprint Corp
7.13%, 06/15/2024 2,133 2,463
7.63%, 02/15/2025 1,764 2,095
7.63%, 03/01/2026 1,319 1,617
7.88%, 09/15/2023 4,181 4,766
Switch Ltd
3.75%, 09/15/2028
(g)
2,625 2,612
Telecom Italia Capital SA
6.00%, 09/30/2034 1,809 2,036
6.38%, 11/15/2033 905 1,063
7.20%, 07/18/2036 807 1,000
7.72%, 06/04/2038 550 720
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
1,555 1,698
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(g)
95 93
6.50%, 10/15/2027
(g)
445 437
T-Mobile USA Inc
2.25%, 02/15/2026 885 891
2.63%, 04/15/2026 2,040 2,075
3.38%, 04/15/2029 2,110 2,144
3.50%, 04/15/2031 2,215 2,248
4.00%, 04/15/2022 1,272 1,301
4.75%, 02/01/2028 1,320 1,411
5.38%, 04/15/2027 731 774
Trilogy International Partners LLC / Trilogy
International Finance Inc
8.88%, 05/01/2022
(g),(i)
690 678
United States Cellular Corp
6.70%, 12/15/2033 300 375
VEON Holdings BV
3.38%, 11/25/2027
(g)
1,465 1,476
4.00%, 04/09/2025
(g)
1,230 1,292
Viasat Inc
5.63%, 09/15/2025
(g)
24,646 25,201
5.63%, 04/15/2027
(g)
4,575 4,793
6.50%, 07/15/2028
(g)
3,710 3,915
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(g)
3,815 3,691
Vodafone Group PLC
7.00%, 04/04/2079
(l)
2,050 2,499
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g)
1,935 2,017
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
17,025 16,906
6.13%, 03/01/2028
(g)
8,150 8,384
$ 219,303
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Toys, Games & Hobbies - 0.08%
Mattel Inc
3.15%, 03/15/2023 $ 1,000 $ 1,025
3.75%, 04/01/2029
(g)
150 154
5.45%, 11/01/2041 810 924
5.88%, 12/15/2027
(g)
550 604
6.20%, 10/01/2040 150 182
6.75%, 12/31/2025
(g)
256 269
$ 3,158
Transportation - 0.16%
Altera Infrastructure LP/Teekay Offshore Finance
Corp
8.50%, 07/15/2023
(g)
1,230 1,119
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(g)
545 558
Kenan Advantage Group Inc/The
7.88%, 07/31/2023
(g)
322 322
Teekay Corp
9.25%, 11/15/2022
(g)
250 255
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(g)
615 655
Western Global Airlines LLC
10.38%, 08/15/2025
(g)
215 244
XPO CNW Inc
6.70%, 05/01/2034 237 283
XPO Logistics Inc
6.13%, 09/01/2023
(g)
96 97
6.25%, 05/01/2025
(g)
910 975
6.75%, 08/15/2024
(g)
1,399 1,462
$ 5,970
Trucking & Leasing - 0.13%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(g),(l)
400 426
3 Month USD LIBOR + 4.30%
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/2028
(g)
970 1,005
6.50%, 10/01/2025
(g)
1,160 1,206
6.75%, 03/15/2022
(g)
1,150 1,151
9.75%, 08/01/2027
(g)
825 953
$ 4,741
TOTAL BONDS $ 3,125,888
SENIOR FLOATING RATE INTERESTS
- 11.92%
Principal
Amount (000's) Value (000's)
Airlines - 0.20%
American Airlines Inc
0.00%, 03/10/2028
(n),(o)
$ 3,975 $ 4,084
1 Month USD LIBOR + 4.75%
United Airlines Inc
0.00%, 04/14/2028
(n),(o)
3,325 3,362
1 Month USD LIBOR + 3.75%
$ 7,446
Automobile Parts & Equipment - 0.69%
Dexko Global Inc
9.25%, 07/24/2025
(o)
13,518 13,484
3 Month USD LIBOR + 8.25%
First Brands Group LLC
6.00%, 03/24/2027
(o)
6,484 6,511
3 Month USD LIBOR + 5.00%
9.50%, 03/24/2028
(o)
6,000 5,970
3 Month USD LIBOR + 2.75%
$ 25,965
Building Materials - 0.04%
CP Atlas Buyer Inc
4.25%, 11/23/2027
(o)
1,675 1,670
1 Month USD LIBOR + 3.75%

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.37%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(o)
$ 4,040 $ 4,050
1 Month USD LIBOR + 7.75%
Cpc Acquisition Corp
8.50%, 01/12/2029
(o)
9,775 9,836
1 Month USD LIBOR + 7.75%
$ 13,886
Commercial Services - 1.38%
Cast & Crew Payroll LLC
3.86%, 01/16/2026
(o)
1,446 1,428
1 Month USD LIBOR + 3.75%
CoreCivic Inc
5.50%, 12/12/2024
(o)
2,957 2,889
1 Month USD LIBOR + 4.50%
KUEHG Corp
4.75%, 02/21/2025
(o)
7,619 7,506
3 Month USD LIBOR + 3.75%
9.25%, 08/22/2025
(o)
12,738 12,254
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
4.25%, 03/13/2025
(o)
11,275 11,076
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(o)
6,500 6,208
3 Month USD LIBOR + 7.50%
PAREXEL International Corp
2.86%, 09/27/2024
(o)
3,599 3,564
3 Month USD LIBOR + 2.75%
Rent-A-Center
4.75%, 01/17/2028
(o)
2,200 2,213
1 Month USD LIBOR + 4.00%
Revint Intermediate II LLC
5.75%, 10/15/2027
(o)
4,450 4,458
1 Month USD LIBOR + 5.00%
$ 51,596
Distribution & Wholesale - 0.21%
American Tire Distributors Inc
7.00%, 09/01/2023
(o)
2,297 2,248
3 Month USD LIBOR + 6.00%
8.50%, 09/03/2024
(o)
1,497 1,468
3 Month USD LIBOR + 7.50%
Infinite Bidco LLC
7.50%, 02/24/2029
(o)
3,930 3,940
1 Month USD LIBOR + 7.00%
$ 7,656
Electronics - 0.44%
Deliver Buyer Inc
5.20%, 05/01/2024
(o)
12,540 12,556
3 Month USD LIBOR + 5.00%
7.25%, 05/01/2024
(o)
3,870 3,875
1 Month USD LIBOR + 6.25%
$ 16,431
Engineering & Construction - 0.80%
Brand Industrial Services Inc
5.25%, 06/21/2024
(o)
13,211 12,833
3 Month USD LIBOR + 4.25%
5.25%, 06/21/2024
(o)
13,115 12,741
3 Month USD LIBOR + 4.25%
USIC Holdings Inc
4.00%, 12/08/2023
(o)
4,154 4,144
3 Month USD LIBOR + 3.25%
$ 29,718
Entertainment - 0.46%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(o)
13,420 13,688
1 Month USD LIBOR + 8.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(o)
$ 3,742 $ 3,666
3 Month USD LIBOR + 2.50%
$ 17,354
Environmental Control - 0.24%
Packers Holdings LLC
4.00%, 03/09/2028
(o)
9,039 8,939
1 Month USD LIBOR + 4.00%
Healthcare - Services - 1.87%
ATI Holdings Acquisition Inc
4.50%, 05/10/2023
(o)
3,961 3,956
3 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
5.25%, 03/13/2024
(o)
8,338 8,310
3 Month USD LIBOR + 4.25%
6.50%, 03/18/2024
(o)
359 357
3 Month USD LIBOR + 5.50%
9.00%, 03/16/2025
(o)
11,670 11,633
3 Month USD LIBOR + 8.00%
Cano Health LLC
1.01%, 11/23/2027
(o)
893 892
1 Month USD LIBOR + 4.75%
5.50%, 11/19/2027
(o)
4,643 4,638
1 Month USD LIBOR + 4.75%
Dental Corp of Canada Inc
8.50%, 06/01/2026
(o)
17,346 17,289
3 Month USD LIBOR + 7.50%
Dentalcorp Health Services ULC
4.75%, 06/01/2025
(o)
4,670 4,638
3 Month USD LIBOR + 3.75%
GHX Ultimate Parent Corp
4.25%, 06/28/2024
(o)
574 572
3 Month USD LIBOR + 3.25%
National Mentor Holdings Inc
4.50%, 02/18/2028
(o)
4,198 4,191
1 Month USD LIBOR + 3.75%
4.50%, 02/18/2028
(o)
140 140
1 Month USD LIBOR + 3.75%
8.00%, 02/16/2029
(o)
3,475 3,510
1 Month USD LIBOR + 7.25%
Sound Inpatient Physicians Holdings LLC
6.86%, 06/26/2026
(o)
6,525 6,509
3 Month USD LIBOR + 6.75%
UWH PLLC
5.00%, 12/18/2027
(o)
3,392 3,383
1 Month USD LIBOR + 4.25%
$ 70,018
Home Builders - 0.20%
Tecta America Corp
5.00%, 04/06/2028
(o)
3,275 3,250
3 Month USD LIBOR + 4.25%
8.69%, 04/06/2029
(o)
4,425 4,381
3 Month USD LIBOR + 8.50%
$ 7,631
Insurance - 1.09%
Asurion LLC
3.36%, 12/18/2026
(o)
4,828 4,792
1 Month USD LIBOR + 3.25%
3.36%, 07/29/2027
(o)
11,320 11,233
1 Month USD LIBOR + 3.25%
5.36%, 01/29/2028
(o)
9,360 9,489
1 Month USD LIBOR + 5.25%
5.36%, 01/29/2028
(o)
14,900 15,105
1 Month USD LIBOR + 5.25%
$ 40,619

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet - 0.47%
CNT Holdings I Corp
7.50%, 12/16/2028
(o)
$ 4,430 $ 4,474
3 Month USD LIBOR + 3.75%
MH Sub I LLC
6.36%, 02/12/2029
(o)
6,100 6,153
1 Month USD LIBOR + 6.25%
Ten-X LLC
5.00%, 09/27/2024
(o)
7,322 7,017
3 Month USD LIBOR + 4.00%
$ 17,644
Investment Companies - 0.25%
Masergy Holdings Inc
8.50%, 12/16/2024
(o)
6,288 6,260
3 Month USD LIBOR + 7.50%
Zest Acquisition Corp
8.50%, 03/06/2026
(o)
3,226 3,162
3 Month USD LIBOR + 7.50%
$ 9,422
Lodging - 0.15%
Caesars Resort Collection LLC
4.61%, 07/20/2025
(o)
5,622 5,635
1 Month USD LIBOR + 4.50%
Machinery - Diversified - 0.45%
Engineered Machinery Holdings Inc
8.25%, 07/25/2025
(o)
16,681 16,676
3 Month USD LIBOR + 7.25%
Mining - 0.13%
Arctic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(e),(j),(o)
4,547 4,547
1 Month USD LIBOR + 5.00%
6.00%, 12/31/2024
(e),(o)
382 382
1 Month USD LIBOR + 5.00%
$ 4,929
Miscellaneous Manufacturers - 0.02%
Utex Industries
5.25%, PIK 5.75%, 11/03/2025
(j),(o)
587 563
1 Month USD LIBOR + 9.50%
Pharmaceuticals - 0.26%
Lanai Holdings III Inc
12.75%, PIK 0.00%, 08/28/2023
(j),(o)
3,953 3,944
3 Month USD LIBOR + 10.50%
Option Care Health Inc
3.86%, 08/06/2026
(o)
2,943 2,941
1 Month USD LIBOR + 3.75%
PetVet Care Centers LLC
4.25%, 02/14/2025
(o)
2,233 2,227
1 Month USD LIBOR + 3.50%
Southern Veterinary Partners LLC
8.75%, 10/02/2028
(o)
500 500
1 Month USD LIBOR + 7.75%
$ 9,612
Retail - 0.17%
Zaxby's Operating Co LP
7.25%, 12/08/2028
(o)
6,200 6,272
1 Month USD LIBOR + 6.50%
Software - 1.64%
Applied Systems Inc
6.25%, 09/19/2025
(o)
18,078 18,183
1 Month USD LIBOR + 5.50%
Ascend Learning LLC
4.00%, 07/12/2024
(o)
7,973 7,950
3 Month USD LIBOR + 3.00%
4.75%, 07/12/2024
(o)
1,692 1,689
1 Month USD LIBOR + 3.75%
Greeneden US Holdings II LLC
4.76%, 10/08/2027
(o)
9,202 9,216
1 Month USD LIBOR + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Informatica LLC
7.13%, 02/14/2025
(o)
$ 7,297 $ 7,439
Skopima Merger Sub Inc
0.00%, 04/30/2029
(n),(o)
4,920 4,920
Software Luxembourg Acquisition Sarl
8.52%, 04/27/2025
(o)
3,227 3,217
1 Month USD LIBOR + 7.50%
Sophia LP
4.50%, 10/07/2027
(o)
5,287 5,282
1 Month USD LIBOR + 3.75%
UKG Inc
7.50%, 05/03/2027
(o)
3,175 3,264
1 Month USD LIBOR + 6.75%
$ 61,160
Telecommunications - 0.31%
GTT Communications BV
2.50%, PIK 6.00%, 12/31/2021
(j),(o)
864 880
1 Month USD LIBOR + 5.00%
8.48%, 12/28/2021
(o)
1,508 1,534
1 Month USD LIBOR + 5.00%
Intrado Corp
0.00%, 10/10/2024
(n),(o)
9,505 9,272
3 Month USD LIBOR + 4.00%
$ 11,686
Transportation - 0.08%
ASP LS Acquisition Corp
0.00%, 04/30/2029
(n),(o)
2,830 2,802
TOTAL SENIOR FLOATING RATE INTERESTS $ 445,330
Total Investments $ 3,758,335
Other Assets and Liabilities -  (0.57)% (21,127)
TOTAL NET ASSETS - 100.00% $ 3,737,208
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $14,962 or 0.40% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,239,810 or 59.93% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $14,355 or 0.38% of net assets.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Security purchased on a when-issued basis.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) This Senior Floating Rate Note will settle after April 30, 2021, at which time the interest rate will be determined.

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 20.74%
Consumer, Non-cyclical 16.10%
Communications 14.13%
Financial 11.67%
Energy 10.89%
Industrial 10.73%
Technology 5.26%
Basic Materials 5.14%
Money Market Funds 4.63%
Utilities 1.24%
Diversified 0.04%
Other Assets and Liabilities
(0.57)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 145,168 $ 1,357,540 $ 1,333,178 $ 169,530
$ 145,168 $ 1,357,540 $ 1,333,178 $ 169,530
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 10/27/2017-01/24/2018 $ 4,690 $ 61 0.00%
Real Alloy Holding Inc   0.00%, PIK 11.00%, 11/30/2023 05/31/2018-06/30/2020 4,697 4,697 0.13%
Specialty Steel   11.00%, 11/15/2022 11/15/2017 8,680 8,680 0.23%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,264 0.11%
Utex Industries - Warrants 12/03/2020 — — 0.00%
Total $ 17,702 0.47%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 05/24/2021 EUR 70 $ 82 $ 2 $ —
Bank of New York Mellon 05/24/2021 $ 6,806 EUR 5,625 41 —
Total $ 43 $ —
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.36 N/A 5.00% Quarterly 06/20/2026 $ 54,500 $ 5,094 $ 260 $ 5,354
Total $ 5,094 $ 260 $ 5,354
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $54,500.

Schedule of Investments
High Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps (continued)
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.05% Shares Held Value (000's)
Money Market Funds - 3.05%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,221,696 $ 1,222
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
89,790,627 89,791
$ 91,013
TOTAL INVESTMENT COMPANIES $ 91,013
COMMON STOCKS - 0.81% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Avation PLC - Warrants
(d)
103,250 $ —
Energy - Alternate Sources - 0.00%
Ogden Corp - Escrow
(d),(e)
5,000,000 —
Oil & Gas - 0.78%
EP Energy Corp
(d)
161,700 13,339
Mesquite Energy Inc
(d),(e)
15,341 60
Oasis Petroleum Inc 105,691 8,204
Unit Corp
(d)
139,288 1,811
$ 23,414
Retail - 0.03%
Claire's Holdings LLC
(d)
4,036 787
TOTAL COMMON STOCKS $ 24,201
BONDS - 86.51%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2.28%
Signature Aviation US Holdings Inc
4.00%, 03/01/2028
(f)
$ 8,250 $ 8,312
5.38%, 05/01/2026
(f)
6,470 6,615
SSL Robotics LLC
9.75%, 12/31/2023
(f)
6,218 6,937
TransDigm Inc
4.88%, 05/01/2029
(f)
5,120 5,043
6.25%, 03/15/2026
(f)
12,880 13,637
6.38%, 06/15/2026 5,935 6,154
7.50%, 03/15/2027 3,875 4,151
8.00%, 12/15/2025
(f)
1,065 1,157
Triumph Group Inc
7.75%, 08/15/2025 11,980 11,830
8.88%, 06/01/2024
(f)
3,680 4,094
$ 67,930
Airlines - 0.50%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11/01/2024 1,442 1,391
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
1,525 1,634
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
7,095 7,494
United Airlines 2016-1 Class B Pass Through
Trust
3.65%, 07/07/2027 4,574 4,529
$ 15,048
Automobile Manufacturers - 3 .42%
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(f)
6,545 7,108
Ford Motor Co
8.50%, 04/21/2023 13,895 15,562
9.00%, 04/22/2025 15,580 19,027
9.63%, 04/22/2030 1,225 1,718
Ford Motor Credit Co LLC
4.14%, 02/15/2023 11,823 12,252
4.39%, 01/08/2026 5,025 5,364
4.54%, 08/01/2026 9,495 10,195
5.13%, 06/16/2025 5,430 5,932
Navistar International Corp
6.63%, 11/01/2025
(f)
19,843 20,538
9.50%, 05/01/2025
(f)
3,875 4,204
$ 101,900
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 1.54%
American Axle & Manufacturing Inc
6.25%, 04/01/2025
(g)
$ 425 $ 440
6.25%, 03/15/2026
(g)
5,205 5,345
6.88%, 07/01/2028
(g)
6,335 6,771
Dana Inc
4.25%, 09/01/2030
(h)
845 853
5.38%, 11/15/2027 9,100 9,687
5.63%, 06/15/2028 5,040 5,431
Tenneco Inc
5.00%, 07/15/2026
(g)
1,590 1,540
5.13%, 04/15/2029
(f)
6,535 6,486
7.88%, 01/15/2029
(f)
8,260 9,300
$ 45,853
Banks - 1.79%
Barclays PLC
5.09%, 06/20/2030
(i)
6,395 7,346
3 Month USD LIBOR + 3.05%
7.75%, 09/15/2023
(i),(j),(k)
6,795 7,475
USD Swap Semi-Annual 5 Year + 4.84%
CIT Group Inc
5.80%, 06/15/2022
(i),(j)
7,324 7,580
3 Month USD LIBOR + 3.97%
Deutsche Bank AG
4.30%, 05/24/2028
(i)
7,350 7,629
USD Swap Semi-Annual 5 Year + 2.25%
6.00%, 10/30/2025
(i),(j),(k)
7,955 8,303
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
JPMorgan Chase & Co
4.60%, 02/01/2025
(i),(j)
7,215 7,441
Secured Overnight Financing Rate + 3.13%
Popular Inc
6.13%, 09/14/2023 6,935 7,465
$ 53,239
Building Materials - 2.01%
Builders FirstSource Inc
5.00%, 03/01/2030
(f)
4,065 4,314
6.75%, 06/01/2027
(f)
5,547 5,965
Griffon Corp
5.75%, 03/01/2028 12,075 12,890
Norbord Inc
5.75%, 07/15/2027
(f)
3,237 3,527
Patrick Industries Inc
4.75%, 05/01/2029
(f)
9,260 9,283
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f)
13,080 13,863
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(f)
9,695 10,204
$ 60,046
Chemicals - 1.81%
CF Industries Inc
4.95%, 06/01/2043 3,860 4,497
5.15%, 03/15/2034 4,610 5,394
5.38%, 03/15/2044 1,985 2,428
Consolidated Energy Finance SA
6.50%, 05/15/2026
(f)
10,520 10,441
6.88%, 06/15/2025
(f)
7,475 7,503
Element Solutions Inc
3.88%, 09/01/2028
(f)
9,675 9,651
NOVA Chemicals Corp
5.25%, 06/01/2027
(f)
3,316 3,523
Rayonier AM Products Inc
7.63%, 01/15/2026
(f)
1,375 1,461
Tronox Inc
4.63%, 03/15/2029
(f)
8,735 8,920
$ 53,818

Schedule of Investments
High Yield Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 1.56%
Ahern Rentals Inc
7.38%, 05/15/2023
(f)
$ 8,064 $ 7,237
Garda World Security Corp
9.50%, 11/01/2027
(f)
8,886 9,797
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
3,240 3,131
6.25%, 01/15/2028
(f)
11,145 11,647
United Rentals North America Inc
3.88%, 02/15/2031 8,745 8,801
4.88%, 01/15/2028 2,815 2,980
5.25%, 01/15/2030 2,595 2,838
$ 46,431
Computers - 0.51%
Austin BidCo Inc
7.13%, 12/15/2028
(f)
4,190 4,253
NCR Corp
5.13%, 04/15/2029
(f)
10,655 10,961
$ 15,214
Consumer Products - 0.59%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
13,355 13,138
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
4,335 4,373
$ 17,511
Distribution & Wholesale - 1.12%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(f)
7,446 7,558
5.88%, 05/15/2026
(f)
6,930 7,150
Avient Corp
5.75%, 05/15/2025
(f)
11,475 12,106
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
6,805 6,643
$ 33,457
Diversified Financial Services - 3.86%
AerCap Holdings NV
5.88%, 10/10/2079
(i)
11,870 12,389
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Ally Financial Inc
4.70%, 05/15/2026
(i),(j)
12,960 13,138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
Avation Capital SA
8.25%, PIK 9.00%; 10/31/2026
(f),(l),(m)
5,900 4,779
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
7,605 7,843
6.63%, 03/15/2026 5,245 5,540
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(l),(m)
9,132 9,132
LD Holdings Group LLC
6.13%, 04/01/2028
(f)
7,625 7,644
LPL Holdings Inc
4.00%, 03/15/2029
(f)
12,975 12,975
Navient Corp
6.75%, 06/25/2025 5,915 6,437
6.75%, 06/15/2026 4,905 5,297
OneMain Finance Corp
4.00%, 09/15/2030 6,460 6,250
6.63%, 01/15/2028 2,730 3,105
6.88%, 03/15/2025 11,790 13,396
7.13%, 03/15/2026 3,140 3,670
8.88%, 06/01/2025 3,095 3,424
$ 115,019
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 1.07%
Clearway Energy Operating LLC
4.75%, 03/15/2028
(f)
$ 9,910 $ 10,377
Elwood Energy LLC
8.16%, 07/05/2026 3,723 3,983
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(f)
7,190 7,621
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
9,895 10,019
$ 32,000
Electrical Components & Equipment - 0.57%
Energizer Holdings Inc
4.38%, 03/31/2029
(f)
1,170 1,161
4.75%, 06/15/2028
(f)
7,495 7,664
WESCO Distribution Inc
7.13%, 06/15/2025
(f)
1,235 1,334
7.25%, 06/15/2028
(f)
6,165 6,843
$ 17,002
Electronics - 0.82%
Imola Merger Corp
4.75%, 05/15/2029
(f)
6,410 6,658
Sensata Technologies BV
4.00%, 04/15/2029
(f)
3,715 3,738
5.00%, 10/01/2025
(f)
6,405 7,109
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
4,515 4,484
4.38%, 02/15/2030
(f)
2,440 2,551
$ 24,540
Engineering & Construction - 0.92%
MasTec Inc
4.50%, 08/15/2028
(f)
15,010 15,648
TopBuild Corp
3.63%, 03/15/2029
(f)
4,435 4,391
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(f)
7,215 7,449
$ 27,488
Entertainment - 4.00%
Boyne USA Inc
4.75%, 05/15/2029
(f)
9,470 9,730
Caesars Entertainment Inc
6.25%, 07/01/2025
(f)
3,215 3,418
8.13%, 07/01/2027
(f)
17,850 19,834
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(f)
12,290 12,390
CCM Merger Inc
6.38%, 05/01/2026
(f)
9,860 10,304
International Game Technology PLC
5.25%, 01/15/2029
(f)
6,590 6,988
6.25%, 01/15/2027
(f)
2,030 2,281
6.50%, 02/15/2025
(f)
7,815 8,655
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
16,565 16,606
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance In c
8.50%, 11/15/2027
(f)
10,800 11,486
Scientific Games International Inc
7.25%, 11/15/2029
(f)
3,470 3,817
8.63%, 07/01/2025
(f)
12,595 13,775
$ 119,284
Food - 4.41%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 03/15/2029
(f)
4,200 4,032
4.63%, 01/15/2027
(f)
18,280 19,011
5.75%, 03/15/2025 436 450
5.88%, 02/15/2028
(f)
905 964

Schedule of Investments
High Yield Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
$ 7,450 $ 7,674
7.50%, 04/15/2025
(f)
5,786 6,010
Fresh Market Inc/The
9.75%, 05/01/2023
(f)
14,575 14,958
Kraft Heinz Foods Co
3.75%, 04/01/2030 8,770 9,384
4.25%, 03/01/2031 12,220 13,475
4.38%, 06/01/2046 12,625 13,530
Pilgrim's Pride Corp
4.25%, 04/15/2031
(f)
15,290 15,448
Post Holdings Inc
4.50%, 09/15/2031
(f)
4,520 4,487
4.63%, 04/15/2030
(f)
21,739 21,956
$ 131,379
Forest Products & Paper - 0.46%
Mercer International Inc
5.13%, 02/01/2029
(f)
7,975 8,244
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(f)
4,886 5,326
$ 13,570
Healthcare - Products - 0.64%
Avantor Funding Inc
4.63%, 07/15/2028
(f)
7,045 7,380
Hologic Inc
3.25%, 02/15/2029
(f)
11,945 11,736
$ 19,116
Healthcare - Services - 5.56%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
4,855 5,019
AHP Health Partners Inc
9.75%, 07/15/2026
(f)
7,155 7,736
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(f)
4,700 4,547
Centene Corp
3.00%, 10/15/2030 15,080 14,967
3.38%, 02/15/2030 17,025 17,089
4.25%, 12/15/2027 9,685 10,151
5.38%, 06/01/2026
(f)
1,455 1,516
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(f)
4,775 5,061
8.00%, 03/15/2026
(f)
6,175 6,654
8.00%, 12/15/2027
(f)
13,473 14,820
DaVita Inc
4.63%, 06/01/2030
(f)
9,115 9,229
HCA Inc
3.50%, 09/01/2030 24,940 25,635
LifePoint Health Inc
5.38%, 01/15/2029
(f)
10,370 10,372
Tenet Healthcare Corp
4.63%, 07/15/2024 13,860 14,069
6.13%, 10/01/2028
(f)
14,975 15,799
7.50%, 04/01/2025
(f)
2,930 3,157
$ 165,821
Home Builders - 2.25%
Century Communities Inc
5.88%, 07/15/2025 6,775 7,012
Empire Communities Corp
7.00%, 12/15/2025
(f)
6,240 6,677
Forestar Group Inc
3.85%, 05/15/2026
(f)
4,890 4,941
5.00%, 03/01/2028
(f)
8,370 8,684
8.00%, 04/15/2024
(f)
10,685 11,119
LGI Homes Inc
6.88%, 07/15/2026
(f)
13,710 14,258
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Picasso Finance Sub Inc
6.13%, 06/15/2025
(f)
$ 4,322 $ 4,597
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(f)
1,535 1,733
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
5,500 5,954
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
2,180 2,224
$ 67,199
Home Furnishings - 0.20%
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
5,650 5,869
Insurance - 1.64%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
5,275 5,150
AssuredPartners Inc
7.00%, 08/15/2025
(f)
6,800 6,936
Voya Financial Inc
5.65%, 05/15/2053
(i)
34,307 36,794
3 Month USD LIBOR + 3.58%
$ 48,880
Internet - 0.65%
Netflix Inc
4.38%, 11/15/2026 14,505 16,365
5.38%, 11/15/2029
(f)
2,440 2,897
$ 19,262
Investment Companies - 0.22%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
6,200 6,541
Iron & Steel - 1.53%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f)
10,575 10,773
4.88%, 03/01/2031
(f)
7,670 7,804
6.75%, 03/15/2026
(f)
925 1,004
Commercial Metals Co
4.88%, 05/15/2023 9,523 9,951
TMS International Corp/DE
6.25%, 04/15/2029
(f)
6,490 6,750
United States Steel Corp
6.88%, 03/01/2029 8,850 9,237
$ 45,519
Leisure Products & Services - 1.41%
Life Time Inc
5.75%, 01/15/2026
(f)
10,035 10,361
NCL Corp Ltd
10.25%, 02/01/2026
(f)
1,480 1,741
12.25%, 05/15/2024
(f)
10,020 12,223
Royal Caribbean Cruises Ltd
5.50%, 04/01/2028
(f)
4,375 4,588
Viking Cruises Ltd
13.00%, 05/15/2025
(f)
2,460 2,879
VOC Escrow Ltd
5.00%, 02/15/2028
(f)
10,010 10,210
$ 42,002
Lodging - 0.23%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(f)
3,940 4,149
5.75%, 05/01/2028
(f)
2,626 2,823
$ 6,972
Machinery - Diversified - 0.47%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
13,355 13,915
Media - 7.02%
Altice Financing SA
7.50%, 05/15/2026
(f)
14,435 14,997

Schedule of Investments
High Yield Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
AMC Networks Inc
4.75%, 08/01/2025 $ 14,650 $ 15,090
5.00%, 04/01/2024 1,100 1,115
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(f)
1,850 1,850
4.50%, 08/15/2030
(f)
15,960 16,238
4.75%, 03/01/2030
(f)
17,645 18,417
5.38%, 06/01/2029
(f)
9,270 10,062
CSC Holdings LLC
5.50%, 04/15/2027
(f)
3,195 3,350
6.50%, 02/01/2029
(f)
16,060 17,746
7.50%, 04/01/2028
(f)
2,872 3,163
DISH DBS Corp
5.88%, 11/15/2024 12,915 13,972
7.38%, 07/01/2028 6,725 7,262
7.75%, 07/01/2026 1,785 2,057
Gray Television Inc
4.75%, 10/15/2030
(f)
6,835 6,835
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
7,345 7,536
6.75%, 10/15/2027
(f)
9,580 10,299
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(f)
2,140 2,177
6.50%, 09/15/2028
(f)
4,695 4,888
Scripps Escrow II Inc
5.38%, 01/15/2031
(f)
7,525 7,628
Sirius XM Radio Inc
4.13%, 07/01/2030
(f)
7,500 7,500
UPC Holding BV
5.50%, 01/15/2028
(f)
15,110 15,696
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
13,915 14,541
Ziggo BV
5.50%, 01/15/2027
(f)
6,495 6,755
$ 209,174
Metal Fabrication & Hardware - 0.23%
Park-Ohio Industries Inc
6.63%, 04/15/2027 6,640 6,789
Mining - 3.90%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(f)
10,465 21
Copper Mountain Mining Corp
8.00%, 04/09/2026
(f)
9,600 9,768
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
4,250 4,664
7.25%, 04/01/2023
(f)
3,185 3,245
7.50%, 04/01/2025
(f)
9,070 9,416
Freeport-McMoRan Inc
4.25%, 03/01/2030 10,955 11,777
4.63%, 08/01/2030 6,475 7,147
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
4,270 4,334
6.13%, 04/01/2029
(f)
7,295 7,757
IAMGOLD Corp
5.75%, 10/15/2028
(f)
10,960 11,398
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(f)
1,441 1,592
New Gold Inc
7.50%, 07/15/2027
(f)
12,105 13,134
Novelis Corp
4.75%, 01/30/2030
(f)
13,810 14,362
Taseko Mines Ltd
7.00%, 02/15/2026
(f)
16,905 17,581
$ 116,196
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.25%
Bombardier Inc
7.50%, 03/15/2025
(f)
$ 7,400 $ 7,386
Oil & Gas - 7.13%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
15,355 16,323
Antero Resources Corp
5.00%, 03/01/2025 3,382 3,433
7.63%, 02/01/2029
(f)
6,930 7,515
8.38%, 07/15/2026
(f)
4,059 4,558
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
13,725 13,896
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(e)
11,835 —
Comstock Resources Inc
6.75%, 03/01/2029
(f)
6,780 6,926
7.50%, 05/15/2025
(f)
1,978 2,043
Continental Resources Inc/OK
5.75%, 01/15/2031
(f)
7,635 8,857
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
2,790 2,856
5.63%, 10/15/2025
(f)
7,865 8,140
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(f)
7,665 7,938
6.63%, 07/15/2025
(f)
5,520 5,879
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
5,175 5,266
6.00%, 02/01/2031
(f)
4,530 4,666
MEG Energy Corp
5.88%, 02/01/2029
(f)
4,410 4,520
6.50%, 01/15/2025
(f)
6,001 6,200
7.13%, 02/01/2027
(f)
4,035 4,308
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
4,268 5
Occidental Petroleum Corp
2.90%, 08/15/2024 8,070 8,050
3.40%, 04/15/2026 9,415 9,311
4.40%, 04/15/2046 10,285 9,051
5.55%, 03/15/2026 14,105 15,145
6.13%, 01/01/2031 7,015 7,804
6.63%, 09/01/2030 7,720 8,801
Shelf Drilling Holdings Ltd
8.88%, 11/15/2024
(f)
3,855 3,961
Southwestern Energy Co
7.75%, 10/01/2027 22,220 23,885
Transocean Inc
11.50%, 01/30/2027
(f)
2,058 1,976
WPX Energy Inc
4.50%, 01/15/2030 8,218 8,853
5.75%, 06/01/2026 2,177 2,275
$ 212,441
Packaging & Containers - 2.94%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
5,015 5,159
5.25%, 08/15/2027
(f)
4,725 4,830
6.00%, 02/15/2025
(f)
9,265 9,559
CANPACK SA / Eastern PA Land Investment
Holding LLC
3.13%, 11/01/2025
(f)
6,795 6,901
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
13,810 14,391
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 5,490 5,699

Schedule of Investments
High Yield Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 $ 13,099 $ 15,915
Flex Acquisition Co Inc
6.88%, 01/15/2025
(f)
6,090 6,189
7.88%, 07/15/2026
(f)
5,705 5,969
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(f)
13,530 13,158
$ 87,770
Pharmaceuticals - 0.79%
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
12,710 14,156
Endo Luxembourg Finance Co I Sarl / Endo US
Inc
6.13%, 04/01/2029
(f)
3,550 3,514
Jazz Securities DAC
4.38%, 01/15/2029
(f)
5,720 5,849
$ 23,519
Pipelines - 4.37%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 5,790 5,884
5.75%, 03/01/2027
(f)
9,965 10,077
Buckeye Partners LP
3.95%, 12/01/2026 6,905 6,905
4.13%, 12/01/2027 9,680 9,559
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
14,640 14,896
EnLink Midstream LLC
5.63%, 01/15/2028
(f)
12,835 13,268
EQM Midstream Partners LP
6.00%, 07/01/2025
(f)
6,285 6,866
6.50%, 07/01/2027
(f)
8,050 8,889
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
6,140 6,616
Hess Midstream Operations LP
5.63%, 02/15/2026
(f)
10,520 10,915
NuStar Logistics LP
5.63%, 04/28/2027 10,009 10,535
6.00%, 06/01/2026 2,835 3,072
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 12/31/2030
(f)
7,705 7,724
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 4,317 4,522
6.50%, 07/15/2027 9,712 10,562
$ 130,290
REITs - 1.17%
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(f)
2,360 2,266
6.00%, 04/15/2025
(f)
4,920 5,209
Iron Mountain Inc
5.00%, 07/15/2028
(f)
6,360 6,583
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028
(f)
3,590 3,810
7.50%, 06/01/2025
(f)
4,180 4,545
VICI Properties LP / VICI Note Co Inc
4.13%, 08/15/2030
(f)
6,295 6,393
4.63%, 12/01/2029
(f)
5,765 5,986
$ 34,792
Retail - 3.17%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(f)
7,430 8,238
Academy Ltd
6.00%, 11/15/2027
(f)
9,965 10,606
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(f),(l),(m)
$ 4,875 $ 5,022
Dave & Buster's Inc
7.63%, 11/01/2025
(f)
10,965 11,846
IRB Holding Corp
6.75%, 02/15/2026
(f)
3,635 3,766
7.00%, 06/15/2025
(f)
6,015 6,473
L Brands Inc
5.25%, 02/01/2028 9,400 10,305
6.63%, 10/01/2030
(f)
3,730 4,299
9.38%, 07/01/2025
(f)
4,345 5,513
LBM Acquisition LLC
6.25%, 01/15/2029
(f)
1,905 1,953
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
11,185 11,668
Park River Holdings Inc
5.63%, 02/01/2029
(f)
7,795 7,590
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
4,000 4,125
7.75%, 02/15/2029
(f)
2,750 2,979
$ 94,383
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Software - 0.61%
Open Text Corp
3.88%, 02/15/2028
(f)
11,250 11,391
5.88%, 06/01/2026
(f)
6,635 6,842
$ 18,233
Telecommunications - 4.81%
Altice France Holding SA
10.50%, 05/15/2027
(f)
7,205 8,116
Altice France SA/France
5.50%, 01/15/2028
(f)
3,595 3,703
8.13%, 02/01/2027
(f)
6,375 6,989
CommScope Inc
7.13%, 07/01/2028
(f)
6,510 7,039
8.25%, 03/01/2027
(f)
22,580 24,189
Embarq Corp
8.00%, 06/01/2036 14,230 16,569
Level 3 Financing Inc
3.63%, 01/15/2029
(f)
4,870 4,718
4.25%, 07/01/2028
(f)
5,660 5,703
Lumen Technologies Inc
4.00%, 02/15/2027
(f)
4,120 4,198
Sprint Corp
7.13%, 06/15/2024 8,840 10,209
7.63%, 03/01/2026 6,610 8,105
Telecom Italia Capital SA
6.38%, 11/15/2033 3,120 3,666
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
13,065 14,270
T-Mobile USA Inc
2.63%, 02/15/2029 11,995 11,685
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(f)
6,910 7,204
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
7,110 7,060
$ 143,423

Schedule of Investments
High Yield Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 2.08%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
$ 18,905 $ 4,726
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(f)
18,460 13,937
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(f)
9,350 7,825
11.25%, 08/15/2022
(f)
5,370 4,994
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(f),(g)
6,805 7,503
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
10,810 11,513
XPO Logistics Inc
6.25%, 05/01/2025
(f)
10,610 11,365
$ 61,863
TOTAL BONDS $ 2,578,084
CONVERTIBLE BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Food - 0.00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNY 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 10.80%
Principal
Amount (000's) Value (000's)
Airlines - 1.72%
American Airlines Inc
0.00%, 03/10/2028
(n),(o)
$ 8,455 $ 8,688
1 Month USD LIBOR + 4.75%
Mileage Plus Holdings LLC
6.25%, 06/21/2027
(o)
10,000 10,664
1 Month USD LIBOR + 5.25%
SkyMiles IP Ltd
4.75%, 09/16/2027
(o)
18,000 18,893
3 Month USD LIBOR + 3.75%
United Airlines Inc
0.00%, 04/14/2028
(n),(o)
12,965 13,109
1 Month USD LIBOR + 3.75%
$ 51,354
Automobile Manufacturers - 0.15%
Navistar Inc
3.69%, 11/06/2024
(o)
4,384 4,378
3 Month USD LIBOR + 3.00%
Chemicals - 0.51%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(o)
15,000 15,037
1 Month USD LIBOR + 7.75%
Commercial Services - 0.20%
Garda World Security Corp
4.36%, 10/30/2026
(o)
2,899 2,901
1 Month USD LIBOR + 4.25%
Prime Security Services Borrower LLC
3.50%, 09/23/2026
(o)
3,143 3,137
1 Month USD LIBOR + 2.75%
$ 6,038
Computers - 0.10%
Virtusa Corp
5.00%, 12/09/2027
(o)
3,000 3,017
1 Month USD LIBOR + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0.59%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(o)
$ 17,790 $ 17,530
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0.27%
Russell Investments US Institutional Holdco Inc
4.50%, 06/02/2025
(o)
8,163 8,071
1 Month USD LIBOR + 3.00%
Electronics - 0.09%
Ingram Micro Inc
0.00%, 03/30/2028
(n),(o)
2,800 2,800
1 Month USD LIBOR + 3.50%
Entertainment - 0.48%
CCM Merger Inc
4.50%, 10/29/2025
(o)
329 329
1 Month USD LIBOR + 3.75%
Enterprise Development Authority/The
5.00%, 02/18/2028
(o)
13,340 13,357
1 Month USD LIBOR + 4.25%
Landry's Finance Acquisition Co
13.00%, 10/06/2023
(o)
500 562
1 Month USD LIBOR + 12.00%
$ 14,248
Food - 0.60%
Bellring Brands LLC
4.75%, 10/21/2024
(o)
10,821 10,889
1 Month USD LIBOR + 4.00%
Utz Quality Foods LLC
3.11%, 01/13/2028
(o)
6,983 6,974
1 Month USD LIBOR + 3.00%
$ 17,863
Forest Products & Paper - 0.11%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(o)
3,116 3,115
1 Month USD LIBOR + 6.50%
Healthcare - Services - 0.93%
AHP Health Partners Inc
4.75%, 06/30/2025
(o)
10,000 10,007
1 Month USD LIBOR + 3.75%
LifePoint Health Inc
3.86%, 11/16/2025
(o)
7,980 7,946
1 Month USD LIBOR + 3.75%
PPD Inc
2.75%, 01/06/2028
(o)
9,789 9,764
1 Month USD LIBOR + 2.25%
$ 27,717
Insurance - 0.98%
Acrisure LLC
3.70%, 02/15/2027
(o)
10,167 9,998
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
5.50%, 02/13/2027
(o)
7,118 7,120
1 Month USD LIBOR + 4.50%
Asurion LLC
3.36%, 07/29/2027
(o)
5,000 4,962
1 Month USD LIBOR + 3.25%
5.36%, 01/29/2028
(o)
7,161 7,259
1 Month USD LIBOR + 5.25%
$ 29,339
Internet - 0.07%
Uber Technologies Inc
3.61%, 04/04/2025
(o)
1,995 1,992
1 Month USD LIBOR + 3.50%
Iron & Steel - 0.25%
TMS International Corp/DE
3.75%, 08/14/2024
(o)
7,481 7,463
1 Month USD LIBOR + 2.75%

Schedule of Investments
High Yield Fund
April 30, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.26%
Golden Nugget LLC
3.25%, 10/04/2023
(o)
$ 7,914 $ 7,810
1 Month USD LIBOR + 2.50%
Media - 0.48%
Radiate Holdco LLC
4.25%, 09/25/2026
(o)
3,703 3,704
1 Month USD LIBOR + 3.50%
UPC Financing Partnership
0.00%, 01/31/2029
(n),(o)
5,250 5,202
1 Month USD LIBOR + 3.00%
3.61%, 01/20/2029
(o)
5,385 5,336
1 Month USD LIBOR + 3.50%
$ 14,242
Oil & Gas - 0.07%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(o)
2,004 2,218
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0.17%
Mauser Packaging Solutions Holding Co
3.44%, 04/03/2024
(o)
5,380 5,191
3 Month USD LIBOR + 8.50%
Pharmaceuticals - 1.34%
Bausch Health Americas Inc
2.86%, 11/14/2025
(o)
5,600 5,583
3 Month USD LIBOR + 8.75%
3.11%, 05/19/2025
(o)
17,088 17,055
3 Month USD LIBOR + 7.50%
Endo Luxembourg Finance Co I Sarl
5.75%, 03/27/2028
(o)
11,556 11,238
1 Month USD LIBOR + 5.00%
Jazz Financing Lux Sarl
0.00%, 04/21/2028
(n),(o)
5,975 5,987
1 Month USD LIBOR + 3.50%
$ 39,863
Pipelines - 0.20%
Buckeye Partners LP
2.36%, 11/01/2026
(o)
5,985 5,958
1 Month USD LIBOR + 2.25%
Retail - 0.71%
IRB Holding Corp
4.25%, 11/19/2027
(o)
15,676 15,632
1 Month USD LIBOR + 3.25%
LBM Acquisition LLC
4.50%, 12/09/2027
(o)
5,455 5,439
1 Month USD LIBOR + 3.75%
$ 21,071
Telecommunications - 0.52%
Maxar Technologies Ltd
2.86%, 10/05/2024
(o)
8,955 8,850
1 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.11%, 03/09/2027
(o)
6,757 6,685
1 Month USD LIBOR + 3.00%
$ 15,535
TOTAL SENIOR FLOATING RATE INTERESTS $ 321,850
Total Investments $ 3,015,148
Other Assets and Liabilities -  (1.17)% (34,887)
TOTAL NET ASSETS - 100.00% $ 2,980,261
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,122 or
0.17% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,782,367 or 59.81% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,930 or 0.17% of net assets.
(h) Security purchased on a when-issued basis.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $15,778 or 0.53% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) This Senior Floating Rate Note will settle after April 30, 2021, at which time the interest rate will be determined.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 21.19%
Consumer, Non-cyclical 17.21%
Communications 13.55%
Industrial 12.83%
Energy 12.55%
Financial 9.93%
Basic Materials 8.57%
Money Market Funds 3.05%
Technology 1.22%
Utilities 1.07%
Other Assets and Liabilities
(1.17)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Yield Fund
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 91,815 $ 715,706 $ 717,730 $ 89,791
$ 91,815 $ 715,706 $ 717,730 $ 89,791
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Inflation Protection Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .93 % Shares Held Value (000's)
Money Market Funds - 4 .93%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
71,944,232 $ 71,944
TOTAL INVESTMENT COMPANIES $ 71,944
BONDS - 2 .08%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0 .00%
Commercial Mortgage Trust 2007-GG9
0.84%, 03/10/2039
(d),(e),(f)
$ 305 $ 2
Ginnie Mae
1.56%, 03/16/2047
(d),(e)
92 2
ML-CFC Commercial Mortgage Trust 2006-3
0.99%, 07/12/2046
(d),(e),(f)
63 —
$ 4
Home Equity Asset Backed Securities - 0 .00%
Option One Mortgage Loan Trust 2005-1
1.61%, 02/25/2035 23 19
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0 .07%
Alternative Loan Trust 2006-OA6
0.63%, 07/25/2046 2 2
1.00 x 1 Month USD LIBOR + 0.52%
Chase Mortgage Finance Trust Series 2007-A2
2.83%, 06/25/2035
(e)
21 20
Fannie Mae REMIC Trust 2004-W5
0.56%, 02/25/2047 16 17
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
0.31%, 05/25/2035 4 4
1.00 x 1 Month USD LIBOR + 0.20%
Impac CMB Trust Series 2004-5
2.43%, 10/25/2034 6 6
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
1.09%, 10/25/2034 4 4
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
0.73%, 04/25/2035 53 53
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
0.87%, 08/25/2035 10 10
1.00 x 1 Month USD LIBOR + 0.51%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
0.32%, 04/25/2037 1,610 881
1.00 x 1 Month USD LIBOR + 0.21%
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
0.85%, 01/25/2045 25 25
1.00 x 1 Month USD LIBOR + 0.74%
$ 1,022
Other Asset Backed Securities - 0 .01%
Argent Securities Trust 2006-W3
0.35%, 04/25/2036 26 11
1.00 x 1 Month USD LIBOR + 0.24%
Countrywide Asset-Backed Certificates
1.23%, 12/25/2032 13 13
1.00 x 1 Month USD LIBOR + 1.13%
Fannie Mae REMIC Trust 2003-W16
0.41%, 11/25/2033 1 1
1.00 x 1 Month USD LIBOR + 0.15%
Long Beach Mortgage Loan Trust 2004-2
0.90%, 06/25/2034 25 24
1.00 x 1 Month USD LIBOR + 0.80%
$ 49
Sovereign - 2 .00%
Colombia Government International Bond
3.13%, 04/15/2031 1,320 1,293
3.25%, 04/22/2032 730 716
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
1.45%, 10/25/2033 EUR 1,120 $ 1,257
2.66%, 05/24/2031 $ 1,135 1,091
4.28%, 08/14/2041 1,030 1,051
New Zealand Government Bond
1.75%, 05/15/2041 NZD 2,176 1,373
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 20,336 16,427
2.50%, 09/20/2040 1,708 1,559
Panama Government International Bond
4.50%, 04/01/2056 $ 375 413
Romanian Government International Bond
3.62%, 05/26/2030 EUR 1,365 1,891
Spain Government Bond
3.45%, 07/30/2066
(f)
1,185 2,176
$ 29,247
TOTAL BONDS $ 30,341
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 94 .14%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1 .07%
1.13%, 08/15/2040 $ 4,760 $ 3,967
1.38%, 11/15/2040 11,855 10,328
1.38%, 08/15/2050 1,630 1,307
$ 15,602
U.S. Treasury Inflation-Indexed Obligations - 93 .07%
0.13%, 07/15/2022 13,101 13,613
0.13%, 01/15/2023 68,223 71,487
0.13%, 07/15/2024 52,167 56,694
0.13%, 10/15/2024 32,912 35,832
0.13%, 04/15/2025 16,200 17,661
0.13%, 04/15/2026 20,000 21,927
0.13%, 07/15/2026 38,795 42,854
0.13%, 01/15/2030 46,585 51,041
0.13%, 07/15/2030
(g)
51,722 56,846
0.13%, 01/15/2031 32,236 35,172
0.13%, 02/15/2051 10,981 11,318
0.25%, 01/15/2025 34,526 37,751
0.25%, 07/15/2029 20,606 22,948
0.25%, 02/15/2050 19,591 20,882
0.38%, 07/15/2023 65,837 70,518
0.38%, 07/15/2025 53,588 59,447
0.38%, 01/15/2027
(g)
44,899 50,088
0.38%, 07/15/2027 44,615 50,110
0.50%, 04/15/2024 29,851 32,478
0.50%, 01/15/2028 39,488 44,483
0.63%, 04/15/2023 56,954 60,578
0.63%, 01/15/2024 48,844 53,088
0.63%, 01/15/2026 14,052 15,770
0.63%, 02/15/2043 18,647 21,388
0.75%, 07/15/2028
(g)
47,007 54,199
0.75%, 02/15/2042 22,501 26,425
0.75%, 02/15/2045
(h)
24,733 29,121
0.88%, 01/15/2029 46,850 54,379
0.88%, 02/15/2047 9,120 11,170
1.00%, 02/15/2046 14,659 18,260
1.00%, 02/15/2048 13,951 17,652
1.00%, 02/15/2049 12,971 16,522
1.38%, 02/15/2044 20,903 27,713
1.75%, 01/15/2028 21,035 25,560
2.00%, 01/15/2026 16,717 19,904
2.13%, 02/15/2040 7,193 10,458
2.13%, 02/15/2041 13,600 19,929
2.38%, 01/15/2025 3,854 4,536
2.38%, 01/15/2027 18,500 22,873
2.50%, 01/15/2029 13,033 16,859
3.38%, 04/15/2032 9,566 14,086
3.63%, 04/15/2028 2,260 3,070

Schedule of Investments
Inflation Protection Fund
April 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029 $ 8,668 $ 12,262
$ 1,358,952
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,374,554
TOTAL PURCHASED OPTIONS - 0.02% $ 293
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.43% $ 6,296
Total Investments $ 1,483,428
Other Assets and Liabilities -  (1.60)% (23,292)
TOTAL NET ASSETS - 100.00% $ 1,460,136
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,178 or 0.15% of net assets.
(g) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $5,356 or 0.37% of net assets.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,574 or 0.11% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 96 .14%
Money Market Funds 4 .93%
Purchased Interest Rate Swaptions 0 .43%
Mortgage Securities 0 .07%
Purchased Options 0 .02%
Asset Backed Securities 0 .01%
Other Assets and Liabilities
( 1 .60 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 22,181 $ 465,162 $ 415,399 $ 71,944
$ 22,181 $ 465,162 $ 415,399 $ 71,944
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus GBP Citigroup Inc 1 EUR 3,845 EUR 0 .88 08/09/2021 $ 86 $ 39 $ (47)
Put - 90 Day Eurodollar Future;
September 2022
N/A 196 $ 490 $ 99 .63 09/13/2021 12 21 9
Put - 90 Day Eurodollar Future;
September 2023
N/A 196 490 $ 99 .50 09/13/2021 61 202 141
Put - US 10 Year Note Future; June
2021
N/A 65 65 $ 131 .00 05/24/2021 75 12 (63)
Put - US 5 Year Note Future;
September 2021
N/A 82 82 $ 122 .50 06/28/2021 24 19 (5)
Total $ 258 $ 293 $ 35
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future;
June 2021
N/A 66 $ 66 $ 133 .00 05/24/2021 $ (25) $ (10) $ 15
Call - US 10 Year Note Future;
June 2021
N/A 26 26 $ 134 .00 05/24/2021 (21) (1) 20
Put - 90 Day Eurodollar Future;
September 2022
N/A 196 490 $ 99 .75 09/13/2021 (22) (47) (25)
Put - 90 Day Eurodollar Future;
September 2023
N/A 196 490 $ 99 .38 09/13/2021 (39) (153) (114)
Put - US 10 Year Note Future; June
2021
N/A 131 131 $ 130 .00 05/24/2021 (47) (8) 39

Schedule of Investments
Inflation Protection Fund
April 30, 2021 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - US 5 Year Note Future;
September 2021
N/A 27 $ 27 $ 123 .00 06/28/2021 $ (11) $ (10) $ 1
Total $ (165) $ (229) $ (64)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 43,070 1.71% 03/05/2025 $ 233 $ 235 $ 2
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 53,860 1.62% 02/25/2025 299 268 (31)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,470 1.50% 02/26/2025 183 77 (106)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 173 353 180
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,410 3.05% 01/11/2029 80 127 47
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,420 3.08% 01/30/2029 81 130 49
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,872 2.98% 03/08/2024 223 435 212
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,870 2.95% 03/13/2024 219 426 207
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,120 2.60% 04/08/2026 175 201 26
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 0.89% 05/01/2025 66 14 (52)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.42% 06/06/2025 79 31 (48)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.28% 06/05/2025 80 27 (53)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 1,295 2.86% 02/23/2039 64 111 47
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 310 2.99% 04/28/2038 14 28 14
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,410 3.04% 01/12/2029 81 126 45
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 16,330 1.20% 04/29/2022 160 163 3
Call - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 6,085 1.53% 04/06/2022 88 120 32
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 11,590 1.39% 04/11/2022 173 175 2
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 43,070 1.71% 03/05/2025 232 282 50
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 53,860 1.62% 02/25/2025 299 371 72
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,870 2.95% 03/13/2024 220 116 (104)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,610 2.25% 08/09/2022 133 116 (17)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,470 1.50% 02/26/2025 182 341 159
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,872 2.98% 03/08/2024 224 112 (112)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,420 3.08% 01/30/2029 81 60 (21)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 2,357,900 1.10% 06/30/2022 321 1 (320)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,410 3.05% 01/11/2029 80 61 (19)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 173 148 (25)

Schedule of Investments
Inflation Protection Fund
April 30, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 1,230 0.89% 05/01/2025 $ 66 $ 175 $ 109
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,475 1.28% 06/05/2025 79 169 90
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,475 1.42% 06/06/2025 79 156 77
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,120 2.60% 04/08/2026 174 156 (18)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,295 2.86% 02/23/2039 64 58 (6)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 2.25% 08/03/2022 149 112 (37)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 310 2.99% 04/28/2038 14 13 (1)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/14/2024 242 213 (29)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/21/2024 218 215 (3)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,410 3.04% 01/12/2029 80 61 (19)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,520 2.85% 05/10/2022 379 122 (257)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,130 3.80% 06/08/2021 200 — (200)
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 6,085 1.53% 04/06/2022 89 56 (33)
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 11,590 1.39% 04/11/2022 168 135 (33)
Total $ 6,417 $ 6,296 $ (121)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 3,930 3.05% 03/13/2029 $ (209) $ (353) $ (144)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,215 1.23% 12/16/2022 (171) (54) 117
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 9,740 1.53% 09/09/2021 (111) (87) 24
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 9,740 1.35% 02/23/2022 (154) (85) 69
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,000 1.25% 01/28/2022 (48) (13) 35
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,890 1.25% 01/02/2023 (96) (32) 64
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,220 1.44% 01/10/2023 (170) (79) 91
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,210 0.74% 06/28/2021 (84) — 84
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,820 1.06% 10/12/2022 (95) (20) 75
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,608 1.23% 12/19/2022 (85) (27) 58
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,608 1.24% 12/19/2022 (86) (28) 58
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,750 0.90% 10/01/2021 (10) (3) 7
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 9,740 1.04% 01/21/2022 (131) (33) 98
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,080 1.00% 01/28/2022 (56) (13) 43
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,180 1.78% 10/15/2021 (68) (67) 1
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 6,370 0.75% 06/03/2021 (160) — 160

Schedule of Investments
Inflation Protection Fund
April 30, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 3,300 0.74% 05/03/2022 $ (114) $ (8) $ 106
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,210 0.72% 06/30/2021 (84) — 84
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,690 1.57% 01/13/2023 (91) (50) 41
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 18,130 0.52% 03/04/2022 (53) (47) 6
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 27,120 0.41% 02/24/2022 (67) (40) 27
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 18,130 0.56% 03/22/2022 (60) (55) 5
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 35,490 0.57% 03/24/2022 (115) (111) 4
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 53,080 0.49% 03/03/2022 (153) (119) 34
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 32,510 0.51% 01/11/2022 (96) (86) 10
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 24,500 0.90% 04/29/2022 (109) (109) —
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 63,350 2.35% 05/18/2021 (129) — 129
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 86,280 2.15% 05/28/2021 (242) — 242
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 106,820 2.40% 06/02/2021 (193) — 193
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 2.75% 08/09/2022 (68) (58) 10
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 10,870 3.87% 06/08/2021 (213) — 213
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 9,740 1.85% 02/23/2022 (172) (239) (67)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,000 1.25% 01/28/2022 (47) (117) (70)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,220 1.44% 01/10/2023 (170) (362) (192)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,930 3.05% 03/13/2029 (209) (171) 38
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,890 1.25% 01/02/2023 (95) (237) (142)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,215 1.23% 12/16/2022 (170) (433) (263)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 9,740 2.03% 09/09/2021 (131) (72) 59
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,130 1.05% 06/14/2021 (45) (181) (136)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 14,210 2.75% 05/10/2022 (413) (105) 308
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,520 2.15% 01/11/2022 (128) (68) 60
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 13,570 1.00% 06/02/2021 (205) (839) (634)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,590 2.10% 01/07/2022 (128) (74) 54
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 3.25% 08/09/2022 (34) (30) 4
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,820 1.06% 10/12/2022 (95) (257) (162)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 15,245 1.35% 07/13/2021 (183) (505) (322)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/01/2022 (69) (142) (73)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,608 1.24% 12/19/2022 (85) (213) (128)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/04/2022 (68) (143) (75)

Schedule of Investments
Inflation Protection Fund
April 30, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 2,608 1.23% 12/19/2022 $ (86) $ (215) $ (129)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,010 1.60% 03/07/2022 (101) (226) (125)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 5,500 1.45% 10/01/2021 (39) (186) (147)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,860 1.15% 01/11/2022 (28) (121) (93)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,180 1.78% 10/15/2021 (68) (56) 12
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,210 0.72% 06/30/2021 (84) (291) (207)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,210 0.74% 06/28/2021 (85) (282) (197)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,300 0.74% 05/03/2022 (114) (355) (241)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,370 0.75% 06/03/2021 (160) (548) (388)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 4,080 1.50% 01/28/2022 (55) (166) (111)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 9,740 1.54% 01/21/2022 (132) (369) (237)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 3.25% 08/03/2022 (36) (29) 7
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,690 1.57% 01/13/2023 (90) (164) (74)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 2.75% 08/03/2022 (76) (56) 20
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/14/2024 (148) (134) 14
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/21/2024 (79) (85) (6)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,730 2.25% 08/21/2024 (170) (296) (126)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/14/2024 (90) (84) 6
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/21/2024 (131) (135) (4)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 18,130 0.52% 03/04/2022 (52) (53) (1)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 13,390 0.05% 06/11/2021 (34) — 34
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,080 0.00% 06/22/2021 (17) — 17
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,030 0.00% 06/15/2021 (17) — 17
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,190 0.00% 07/20/2021 (13) — 13
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 24,530 0.25% 09/07/2021 (40) (4) 36
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,011 0.11% 05/18/2021 (43) — 43
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 9,180 0.15% 08/10/2021 (12) — 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 5,880 0.00% 06/15/2021 (16) — 16
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,870 0.05% 07/06/2021 (14) — 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,060 0.00% 06/21/2021 (14) — 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,060 0.00% 07/02/2021 (15) — 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,630 0.00% 06/28/2021 (15) — 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 16,230 0.15% 08/10/2021 (23) (1) 22

Schedule of Investments
Inflation Protection Fund
April 30, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 18,130 0.56% 03/22/2022 $ (61) $ (54) $ 7
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 27,120 0.75% 02/28/2022 (64) (41) 23
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 35,490 0.57% 03/24/2022 (115) (105) 10
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 53,080 0.49% 03/03/2022 (153) (170) (17)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 32,510 0.51% 01/11/2022 (92) (66) 26
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 8,670 0.08% 06/01/2021 (25) — 25
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 10,320 0.60% 09/07/2021 (53) (249) (196)
Total $ (8,628) $ (10,306) $ (1,678)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; March 2023 Short 16 $ 3,979 $ (1)
Euro Bond 10 Year Bond; June 2021 Short 83 16,964 183
Euro Buxl 30 Year Bond; June 2021 Short 12 2,913 90
Euro Schatz; June 2021 Short 268 36,113 10
Euro-BTP; June 2021 Long 61 10,787 (167)
Short Term Euro-BTP; June 2021 Long 237 32,203 (5)
UK 10 Year Gilt; June 2021 Short 31 5,466 45
US 10 Year Note; June 2021 Short 101 13,335 8
US 10 Year Ultra Note; June 2021 Short 143 20,813 127
US 5 Year Note; June 2021 Long 503 62,341 13
US 5 Year Note; September 2021 Long 14 1,727 1
US Ultra Bond; June 2021 Short 38 7,064 (29)
Total $ 275
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 05/05/2021 $ 25,731 EUR 21,936 $ — $ (641)
ANZ Stockbroking 06/03/2021 $ 29 NZD 40 — —
Bank of America NA 05/05/2021 EUR 12,204 $ 14,782 — (109)
Bank of America NA 05/05/2021 $ 394 EUR 332 — (5)
Bank of America NA 05/06/2021 JPY 332 $ 3 — —
Bank of America NA 06/03/2021 $ 14,790 EUR 12,204 111 —
Bank of America NA 06/03/2021 $ 3 JPY 332 — —
Bank of America NA 06/03/2021 $ 69 NZD 95 1 —
Bank of America NA 06/16/2021 AUD 1,880 $ 1,434 14 —
Bank of America NA 06/16/2021 CAD 6,368 $ 5,055 127 —
Bank of America NA 06/16/2021 $ 3,292 AUD 4,255 14 —
Bank of America NA 06/16/2021 $ 2,971 EUR 2,530 — (73)
Bank of America NA 06/16/2021 $ 1,502 GBP 1,080 11 —
Bank of America NA 06/16/2021 $ 1,460 CAD 1,826 — (26)
Barclays Bank PLC 05/12/2021 MXN 95,372 EUR 3,755 189 —
Barclays Bank PLC 06/16/2021 $ 5,885 CAD 7,362 — (106)
BNP Paribas 06/16/2021 JPY 353,552 $ 3,250 — (13)
Citigroup Inc 05/05/2021 $ 1,194 EUR 1,015 — (27)
Citigroup Inc 05/05/2021 $ 18,856 NZD 26,985 — (453)
Citigroup Inc 05/06/2021 $ 366 JPY 40,414 — (4)
Citigroup Inc 05/12/2021 EUR 11,275 MXN 282,153 — (360)
Citigroup Inc 06/16/2021 CAD 1,812 $ 1,450 25 —
Citigroup Inc 06/16/2021 $ 4,341 AUD 5,660 1 (20)
Citigroup Inc 06/16/2021 $ 8,075 CAD 10,059 1 (113)
Deutsche Bank AG 06/16/2021 CAD 2,245 $ 1,795 32 —
Goldman Sachs & Co 05/05/2021 $ 8,988 EUR 7,441 42 —
Goldman Sachs & Co 05/12/2021 MXN 94,199 EUR 3,830 41 —
Goldman Sachs & Co 06/16/2021 CAD 1,829 $ 1,450 38 —

Schedule of Investments
Inflation Protection Fund
April 30, 2021 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Goldman Sachs & Co 06/16/2021 EUR 7,441 $ 8,996 $ — $ (43)
HSBC Securities Inc 06/16/2021 CAD 5,228 $ 4,160 94 —
HSBC Securities Inc 06/16/2021 EUR 1,515 $ 1,795 28 —
HSBC Securities Inc 06/16/2021 $ 1,450 CAD 1,781 1 —
JPMorgan Chase 05/05/2021 EUR 11,072 $ 13,081 231 —
JPMorgan Chase 06/16/2021 AUD 9,670 $ 7,462 8 (21)
JPMorgan Chase 06/16/2021 CAD 9,527 $ 7,615 137 —
JPMorgan Chase 06/16/2021 EUR 7,135 $ 8,419 166 —
JPMorgan Chase 06/16/2021 JPY 194,231 $ 1,790 — (12)
JPMorgan Chase 06/16/2021 JPY 194,445 AUD 2,310 1 —
JPMorgan Chase 06/16/2021 $ 5,016 EUR 4,200 — (37)
JPMorgan Chase 06/16/2021 $ 2,939 AUD 3,820 8 (12)
JPMorgan Chase 06/16/2021 $ 1,460 JPY 157,417 19 —
JPMorgan Chase 06/16/2021 $ 6,145 CAD 7,693 — (115)
Morgan Stanley & Co 05/12/2021 MXN 97,232 EUR 3,775 256 —
Morgan Stanley & Co 06/16/2021 $ 2,890 CAD 3,620 — (56)
Morgan Stanley & Co 06/16/2021 $ 1,498 EUR 1,260 — (18)
Morgan Stanley & Co 06/16/2021 $ 1,196 AUD 1,570 — (14)
Morgan Stanley & Co 06/16/2021 $ 1,495 JPY 163,861 — (5)
Royal Bank of Scotland 06/16/2021 $ 3,685 EUR 3,090 — (33)
Standard Chartered Bank, Hong Kong 06/16/2021 EUR 326 $ 385 8 —
Standard Chartered Bank, Hong Kong 06/16/2021 JPY 193,181 AUD 2,290 5 —
UBS AG 06/16/2021 AUD 2,375 JPY 198,649 11 —
Westpac Banking Corporation 05/05/2021 NZD 26,985 $ 19,595 — (285)
Westpac Banking Corporation 06/03/2021 $ 19,593 NZD 26,985 290 —
Westpac Banking Corporation 06/16/2021 AUD 2,225 JPY 186,869 3 —
Westpac Banking Corporation 06/16/2021 $ 2,085 JPY 229,876 — (20)
Total $ 1,913 $ (2,621)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 11/23/2030 $ 7,450 $ (85) $ — $ (85)
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 02/25/2026 4,660 13 — 13
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 08/19/2031 350 (7) — (7)
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 02/22/2032 1,673 35 1 36
3 Month USD LIBOR Pay 1.91% Quarterly Semiannual N/A 02/22/2051 663 (27) — (27)
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 02/22/2032 3,345 79 1 80
3 Month USD LIBOR Pay 1.87% Quarterly Semiannual N/A 02/19/2051 1,325 (65) — (65)
3 Month USD LIBOR Receive 1.23% Semiannual Quarterly N/A 02/08/2031 1,900 72 — 72
3 Month USD LIBOR Receive 1.17% Semiannual Quarterly N/A 02/04/2031 1,890 82 — 82
3 Month USD LIBOR Pay 0.48% Quarterly Semiannual N/A 01/21/2026 70 (1) — (1)
3 Month USD LIBOR Receive 1.19% Semiannual Quarterly N/A 01/14/2031 1,270 52 — 52
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 11/15/2027 8,120 213 — 213
3 Month USD LIBOR Receive 1.53% Semiannual Quarterly N/A 12/15/2022 17,645 (371) — (371)
3 Month USD LIBOR Receive 0.92% Semiannual Quarterly N/A 12/10/2030 2,746 177 — 177
3 Month USD LIBOR Receive 0.25% Semiannual Quarterly N/A 12/01/2022 19,390 (6) — (6)
3 Month USD LIBOR Receive 1.70% Semiannual Quarterly N/A 05/04/2031 340 (1) (1) (2)
3 Month USD LIBOR Pay 0.40% Quarterly Semiannual N/A 11/22/2023 5 — — —
3 Month USD LIBOR Receive 0.95% Semiannual Quarterly N/A 11/12/2030 2,080 126 — 126
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 09/16/2030 295 24 — 24
3 Month USD LIBOR Pay 1.06% Quarterly Semiannual N/A 09/16/2050 78 (18) — (18)
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/19/2027 600 26 — 26
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 890 156 — 156
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 960 296 — 296
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 5,240 (299) — (299)
3 Month USD LIBOR Receive 1.51% Semiannual Quarterly N/A 02/26/2031 1,890 24 — 24
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 11/04/2030 3,820 334 — 334
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 03/01/2031 1,870 9 — 9
3 Month USD LIBOR Receive 1.54% Semiannual Quarterly N/A 03/04/2031 1,980 19 — 19
3 Month USD LIBOR Pay 1.26% Quarterly Semiannual N/A 04/26/2027 330 (1) — (1)
3 Month USD LIBOR Receive 0.28% Semiannual Quarterly N/A 04/23/2023 20,215 — (1) (1)
3 Month USD LIBOR Pay 2.00% Quarterly Semiannual N/A 04/22/2051 310 (5) — (5)
3 Month USD LIBOR Receive 2.01% Semiannual Quarterly N/A 02/15/2047 2,170 33 — 33

Schedule of Investments
Inflation Protection Fund
April 30, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 1.29% Semiannual Quarterly N/A 04/20/2027 $ 2,990 $ 8 $ — $ 8
3 Month USD LIBOR Pay 0.59% Quarterly Semiannual N/A 04/20/2024 7,290 (1) — (1)
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 11/15/2030 7,700 41 — 41
3 Month USD LIBOR Receive 2.02% Semiannual Quarterly N/A 02/15/2047 2,340 32 — 32
3 Month USD LIBOR Receive 1.66% Semiannual Quarterly N/A 11/15/2030 4,960 (6) — (6)
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 02/15/2047 2,000 7 — 7
3 Month USD LIBOR Receive 2.18% Semiannual Quarterly N/A 02/15/2047 3,770 (74) (3) (77)
3 Month USD LIBOR Receive 0.73% Semiannual Quarterly N/A 04/05/2024 7,500 (23) — (23)
3 Month USD LIBOR Receive 1.78% Semiannual Quarterly N/A 11/15/2030 4,960 (59) — (59)
3 Month USD LIBOR Receive 1.81% Semiannual Quarterly N/A 04/01/2031 1,810 (27) — (27)
3 Month USD LIBOR Receive 2.50% Semiannual Quarterly N/A 03/20/2031 3 — — —
3 Month USD LIBOR Pay 1.37% Quarterly Semiannual N/A 03/22/2027 4,006 11 — 11
3 Month USD LIBOR Receive 0.26% Semiannual Quarterly N/A 03/23/2023 7,390 1 — 1
3 Month USD LIBOR Receive 2.79% Semiannual Quarterly N/A 03/10/2031 7,307 (785) 1 (784)
3 Month USD LIBOR Receive 1.70% Semiannual Quarterly N/A 03/09/2031 1,880 (11) — (11)
3 Month USD LIBOR Receive 1.66% Semiannual Quarterly N/A 03/09/2031 1,960 (2) — (2)
3 Month USD LIBOR Receive 1.57% Semiannual Quarterly N/A 03/08/2031 1,890 13 — 13
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 03/06/2026 3,740 5 — 5
3 Month USD LIBOR Receive 1.51% Semiannual Quarterly N/A 03/04/2031 1,970 24 — 24
3 Month USD LIBOR Receive 1.27% Semiannual Quarterly N/A 02/15/2028 8,090 28 — 28
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 5,060 (188) — (188)
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 05/05/2031 630 — — —
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 5,060 (181) — (181)
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 920 229 — 229
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 591 (113) — (113)
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 780 28 — 28
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 600 23 — 23
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 1,765 109 — 109
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 3,440 (1) — (1)
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 3,390 (216) — (216)
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 1,660 66 — 66
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 28 — 28
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 29 — 29
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 470 15 — 15
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 150 (12) — (12)
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 23,270 2,048 — 2,048
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 50 (3) — (3)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 1,940 73 — 73
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 47,830 (652) 1 (651)
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 6,490 23 — 23
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 5,060 534 — 534
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 840 (6) — (6)
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 920 219 — 219
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 5,050 (80) — (80)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/06/2032 4,090 430 — 430
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 05/18/2050 580 169 — 169
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 06/02/2030 2,580 208 — 208
3 Month USD LIBOR Pay 0.92% Quarterly Semiannual N/A 05/16/2035 1,160 (152) — (152)
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 420 — — —
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 4,950 525 — 525
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 EUR 1,050 (12) (4) (16)
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 JPY 38,580 (6) 1 (5)
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 24,090 (8) — (8)
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 12,400 8 — 8
6 Month JPY LIBOR Pay 0.40% Semiannual Semiannual N/A 04/20/2041 151,300 (1) — (1)
6 Month JPY LIBOR Receive 0.23% Semiannual Semiannual N/A 12/22/2040 23,200 7 — 7
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 24,710 8 — 8
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 33,410 4 — 4
6 Month JPY LIBOR Receive 0.37% Semiannual Semiannual N/A 01/30/2045 18,410 6 — 6
Canada Bankers Acceptances 3 Month Pay 0.64% Quarterly Semiannual N/A 04/21/2023 CAD 25,410 8 1 9
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.48% Annual Annual N/A 03/25/2026 $ 8,190 100 1 101
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.47% Annual Annual N/A 04/19/2031 2,620 24 — 24
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.56% Annual Annual N/A 04/19/2026 5,235 (36) — (36)

Schedule of Investments
Inflation Protection Fund
April 30, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.31% Annual Annual N/A 03/01/2031 $ 10,730 $ 291 $ — $ 291
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.33% Annual Annual N/A 03/01/2026 16,340 (339) — (339)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.30% Annual Annual N/A 02/25/2026 11,260 250 1 251
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 7,950 140 — 140
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.85% Annual Annual N/A 08/10/2030 9,270 (808) — (808)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 11,260 1,356 1 1,357
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.33% Annual Annual N/A 01/26/2031 3,925 (104) — (104)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.19% Annual Annual N/A 12/23/2030 12,170 512 — 512
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.95% Annual Annual N/A 09/18/2030 3,795 (270) 1 (269)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.19% Annual Annual N/A 12/31/2030 4,020 (166) — (166)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.01% Annual Annual N/A 09/04/2030 1,030 (69) — (69)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.41% Annual Annual N/A 02/15/2036 EUR 4,085 (179) (1) (180)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.23% Annual Annual N/A 01/15/2031 3,215 (132) — (132)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 02/15/2031 13,180 439 2 441
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.13% Annual Annual N/A 02/15/2030 2,645 83 (8) 75
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.23% Annual Annual N/A 02/15/2026 14,165 (283) (1) (284)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 8,565 49 (39) 10
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.45% Annual Annual N/A 03/15/2031 6,585 (80) (1) (81)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.38% Annual Annual N/A 04/15/2031 5,130 34 — 34
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.11% Annual Annual N/A 12/15/2030 5,445 (309) 1 (308)
Secured Overnight Financing Rate Receive 0.54% Annual Annual N/A 10/20/2030 $ 2,500 148 — 148
Secured Overnight Financing Rate Pay 0.55% Annual Annual N/A 10/20/2030 2,500 (154) — (154)
Secured Overnight Financing Rate Receive 0.53% Annual Annual N/A 10/21/2030 285 20 — 20
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 GBP 5,200 (247) (10) (257)
United Kingdom Retail Prices Index Pay 3.57% Annual Annual N/A 10/15/2030 8,775 (145) 19 (126)
United Kingdom Retail Prices Index Receive 3.62% Annual Annual N/A 04/15/2031 3,475 41 — 41
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 5,715 154 7 161
United Kingdom Retail Prices Index Pay 3.33% Annual Annual N/A 11/15/2040 1,925 (189) 3 (186)
United Kingdom Retail Prices Index Pay 3.50% Annual Annual N/A 12/15/2030 7,500 (204) 7 (197)
United Kingdom Retail Prices Index Pay 3.45% Annual Annual N/A 02/15/2030 2,135 (7) 2 (5)
United Kingdom Retail Prices Index Receive 3.38% Annual Annual N/A 12/15/2030 2,525 117 — 117
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 5,400 129 9 138
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 4,000 (365) (8) (373)
United Kingdom Retail Prices Index Pay 3.63% Annual Annual N/A 02/15/2031 5,350 (55) 1 (54)
United Kingdom Retail Prices Index Receive 3.58% Annual Annual N/A 02/15/2026 8,675 22 (1) 21
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 4,100 (416) (12) (428)
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 4,100 678 18 696
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 4,000 602 13 615
United Kingdom Retail Prices Index Pay 3.75% Annual Annual N/A 04/15/2031 2,025 20 — 20
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 9,745 (599) 13 (586)
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 12,690 (288) (38) (326)
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 12,690 (115) 36 (79)
United Kingdom Retail Prices Index Pay 3.56% Annual Annual N/A 03/15/2041 965 (4) — (4)
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 01/15/2031 2,405 116 (1) 115
United Kingdom Retail Prices Index Receive 3.43% Annual Annual N/A 01/15/2031 2,465 116 (1) 115
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 5,400 (322) (16) (338)

Schedule of Investments
Inflation Protection Fund
April 30, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 GBP 9,745 $ 1,230 $ (87) $ 1,143
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 5,200 82 5 87
US Federal Funds Effective Rate
(continuous series)
Pay 0.56% Annual Annual N/A 10/21/2030 $ 285 (21) — (21)
Total $ 4,079 $ (87) $ 3,992
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Emerging Markets Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .80 % Shares Held Value (000's)
Money Market Funds - 0 .80%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,545,581 $ 2,546
TOTAL INVESTMENT COMPANIES $ 2,546
COMMON STOCKS - 99 .28 % Shares Held Value (000's)
Agriculture - 0 .36%
SLC Agricola SA 126,700 $ 1,142
Airlines - 0 .32%
Copa Holdings SA
(b)
11,843 1,024
Automobile Manufacturers - 3 .36%
Ashok Leyland Ltd
(b)
1,337,659 2,029
Eicher Motors Ltd
(b)
57,712 1,883
Hyundai Motor Co 12,622 2,400
Kia Corp 41,861 2,904
Maruti Suzuki India Ltd 16,221 1,411
$ 10,627
Automobile Parts & Equipment - 0 .83%
Fuyao Glass Industry Group Co Ltd
(d)
171,600 994
Weichai Power Co Ltd 709,000 1,641
$ 2,635
Banks - 7 .74%
Bank Rakyat Indonesia Persero Tbk PT 4,762,500 1,333
China Merchants Bank Co Ltd 322,000 2,586
Grupo Financiero Banorte SAB de CV 460,600 2,615
HDFC Bank Ltd
(b)
138,604 2,634
ICICI Bank Ltd
(b)
408,918 3,312
Kotak Mahindra Bank Ltd
(b)
56,649 1,334
PT Bank Central Asia Tbk 1,191,700 2,638
Regional SAB de CV 336,400 1,716
Sberbank of Russia PJSC ADR 273,136 4,300
TCS Group Holding PLC 35,125 2,032
$ 24,500
Beverages - 1 .64%
Arca Continental SAB de CV 184,600 993
Kweichow Moutai Co Ltd 9,400 2,903
Tsingtao Brewery Co Ltd 142,000 1,286
$ 5,182
Building Materials - 3 .09%
Amber Enterprises India Ltd
(b)
41,240 1,722
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
312,421 2,777
China Lesso Group Holdings Ltd 1,182,000 2,973
China Resources Cement Holdings Ltd 638,000 695
Voltas Ltd 123,706 1,596
$ 9,763
Chemicals - 1 .03%
Asian Paints Ltd 63,962 2,187
Navin Fluorine International Ltd 22,992 1,062
$ 3,249
Commercial Services - 1 .99%
China New Higher Education Group Ltd
(d)
1,235,000 990
New Oriental Education & Technology Group Inc
ADR
(b)
125,640 1,917
NICE Information Service Co Ltd 71,764 1,409
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
(b)
257,100 1,966
$ 6,282
Computers - 1 .89%
Infosys Ltd 226,073 4,109
LG Corp 16,458 1,861
$ 5,970
Consumer Products - 0 .85%
Hindustan Unilever Ltd 84,971 2,695
Cosmetics & Personal Care - 0 .27%
Colgate-Palmolive India Ltd 43,092 861
Distribution & Wholesale - 0 .30%
Pop Mart International Group Ltd
(b),(d)
115,800 955
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 4 .06%
B3 SA - Brasil Bolsa Balcao 150,777 $ 1,431
CreditAccess Grameen Ltd
(b)
93,605 751
Fubon Financial Holding Co Ltd 904,000 2,071
Housing Development Finance Corp Ltd 126,228 4,111
KB Financial Group Inc 63,410 3,121
Tisco Financial Group PCL 463,800 1,376
$ 12,861
Electrical Components & Equipment - 1 .50%
Delta Electronics Inc 266,000 2,850
Frencken Group Ltd 1,618,700 1,893
$ 4,743
Energy - Alternate Sources - 0 .52%
Sao Martinho SA 285,129 1,629
Engineering & Construction - 0 .86%
Grupo Aeroportuario del Pacifico SAB de CV
(b)
161,400 1,662
Grupo Aeroportuario del Sureste SAB de CV 63,005 1,067
$ 2,729
Food - 3 .53%
Bid Corp Ltd
(b)
75,205 1,482
Dino Polska SA
(b),(d)
29,232 1,897
Indofood Sukses Makmur Tbk PT 2,416,500 1,090
JBS SA 141,600 787
Minerva SA/Brazil 520,000 929
Nestle India Ltd 5,133 1,129
Tingyi Cayman Islands Holding Corp 1,144,000 2,056
Want Want China Holdings Ltd 2,495,000 1,803
$ 11,173
Gas - 1 .59%
China Resources Gas Group Ltd 318,000 1,721
ENN Energy Holdings Ltd 194,800 3,324
$ 5,045
Healthcare - Products - 0 .55%
Osstem Implant Co Ltd 21,954 1,747
Healthcare - Services - 1 .82%
Notre Dame Intermedica Participacoes SA 107,800 1,606
Pharmaron Beijing Co Ltd
(d)
149,600 3,089
Rede D'Or Sao Luiz SA
(d)
82,951 1,076
$ 5,771
Holding Companies - Diversified - 0 .59%
Swire Pacific Ltd 233,000 1,877
Home Furnishings - 1 .31%
Haier Smart Home Co Ltd
(b)
625,400 2,690
Midea Group Co Ltd 117,300 1,448
$ 4,138
Insurance - 4 .15%
AIA Group Ltd 167,600 2,127
ICICI Lombard General Insurance Co Ltd
(d)
65,344 1,246
ICICI Prudential Life Insurance Co Ltd
(b),(d)
110,371 777
Odontoprev SA 467,200 1,103
PICC Property & Casualty Co Ltd 2,132,000 2,087
Ping An Insurance Group Co of China Ltd 356,500 3,887
Qualitas Controladora SAB de CV 351,000 1,910
$ 13,137
Internet - 16 .22%
Alibaba Group Holding Ltd
(b)
527,024 15,235
Meituan
(b),(d)
165,600 6,338
MercadoLibre Inc
(b)
961 1,510
My EG Services Bhd 2,180,700 1,035
NCSoft Corp 2,610 1,942
Sea Ltd ADR
(b)
11,029 2,785
Tencent Holdings Ltd 247,600 19,752
Tencent Music Entertainment Group ADR
(b)
57,645 1,004
Trip.com Group Ltd ADR
(b)
43,738 1,709
$ 51,310
Iron & Steel - 1 .54%
Kumba Iron Ore Ltd 38,127 1,728
Severstal PAO 133,522 3,142
$ 4,870

Schedule of Investments
International Emerging Markets Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0 .39%
Galaxy Entertainment Group Ltd
(b)
142,000 $ 1,247
Metal Fabrication & Hardware - 0 .37%
Astral Poly Technik Ltd 55,650 1,184
Mining - 2 .88%
Anglo American PLC 51,905 2,201
Antofagasta PLC 94,991 2,447
Impala Platinum Holdings Ltd 133,236 2,490
Polymetal International PLC 49,039 1,012
Polyus PJSC 10,329 957
$ 9,107
Miscellaneous Manufacturers - 1 .84%
Elite Material Co Ltd 141,000 891
Escorts Ltd 41,061 619
Lens Technology Co Ltd 183,800 738
Pidilite Industries Ltd
(b)
52,832 1,293
Sunny Optical Technology Group Co Ltd 93,600 2,269
$ 5,810
Oil & Gas - 3 .27%
LUKOIL PJSC ADR 37,610 2,879
Petrobras Distribuidora SA 368,600 1,520
Reliance Industries Ltd 221,516 5,951
$ 10,350
Packaging & Containers - 0 .32%
Shandong Pharmaceutical Glass Co Ltd 159,100 1,005
Pipelines - 0 .64%
Gaztransport Et Technigaz SA 23,773 2,029
Real Estate - 1 .35%
A-Living Smart City Services Co Ltd
(d)
452,250 2,079
Shimao Services Holdings Ltd
(b),(d)
840,213 2,185
$ 4,264
Retail - 4 .72%
Ace Hardware Indonesia Tbk PT 11,079,900 1,135
Alibaba Health Information Technology Ltd
(b)
470,000 1,431
China Meidong Auto Holdings Ltd 244,000 1,217
Haidilao International Holding Ltd
(d)
109,000 705
Home Product Center PCL 3,937,600 1,779
Li Ning Co Ltd 228,500 1,854
Lojas Renner SA 168,940 1,247
Magazine Luiza SA 518,700 1,915
Wal-Mart de Mexico SAB de CV 1,110,200 3,641
$ 14,924
Semiconductors - 19 .85%
ASE Technology Holding Co Ltd 390,000 1,630
ASPEED Technology Inc 16,000 1,194
Keystone Microtech Corp 79,000 957
MediaTek Inc 157,000 6,582
Novatek Microelectronics Corp 81,300 1,794
Parade Technologies Ltd 23,000 1,128
Realtek Semiconductor Corp 77,000 1,453
Samsung Electronics Co Ltd 245,815 17,916
SK Hynix Inc 39,378 4,492
Taiwan Semiconductor Manufacturing Co Ltd 1,111,685 23,412
Tokai Carbon Korea Co Ltd 12,858 2,251
$ 62,809
Shipbuilding - 0 .21%
Yangzijiang Shipbuilding Holdings Ltd 607,700 652
Software - 0 .94%
NetEase Inc 133,425 2,982
Telecommunications - 0 .22%
RichWave Technology Corp
(b)
36,000 692
Transportation - 0 .37%
Hyundai Glovis Co Ltd 6,811 1,171
TOTAL COMMON STOCKS $ 314,141
PREFERRED STOCKS - 0 .28 % Shares Held Value (000's)
Semiconductors - 0 .28%
Samsung Electronics Co Ltd 1424.00% 13,335 $ 875
TOTAL PREFERRED STOCKS $ 875
Total Investments $ 317,562
Other Assets and Liabilities -  (0.36)% (1,140)
TOTAL NET ASSETS - 100.00% $ 316,422
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,331 or 7.06% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 31 .35%
India 13 .88%
Taiwan 13 .75%
Korea, Republic Of 13 .31%
Brazil 5 .17%
Mexico 4 .29%
Russian Federation 3 .56%
Hong Kong 2 .86%
Indonesia 1 .95%
South Africa 1 .81%
United States 1 .16%
Thailand 0 .99%
Cyprus 0 .96%
Malaysia 0 .93%
Singapore 0 .88%
Chile 0 .77%
United Kingdom 0 .70%
France 0 .64%
Poland 0 .60%
Argentina 0 .48%
Panama 0 .32%
Other Assets and Liabilities
( 0 .36 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Emerging Markets Fund
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 3,691 $ 40,679 $ 41,824 $ 2,546
$ 3,691 $ 40,679 $ 41,824 $ 2,546
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Fund I
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .61 % Shares Held Value (000's)
Money Market Funds - 4 .61%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,759,859 $ 1,760
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
14,116,474 14,116
$ 15,876
TOTAL INVESTMENT COMPANIES $ 15,876
COMMON STOCKS - 100 .65 % Shares Held Value (000's)
Agriculture - 0 .58%
British American Tobacco PLC 54,000 $ 2,004
Apparel - 3 .04%
Kering SA 2,361 1,892
LVMH Moet Hennessy Louis Vuitton SE 11,378 8,572
$ 10,464
Automobile Manufacturers - 2 .16%
Bayerische Motoren Werke AG 18,500 1,854
Toyota Motor Corp 33,000 2,469
Volvo AB - B Shares 128,000 3,126
$ 7,449
Automobile Parts & Equipment - 1 .45%
Fangda Special Steel Technology Co Ltd
(d)
942,270 1,329
Koito Manufacturing Co Ltd 24,000 1,497
Magna International Inc 23,000 2,172
$ 4,998
Banks - 11 .01%
Bank of China Ltd 8,821,000 3,500
China Merchants Bank Co Ltd 785,500 6,309
DBS Group Holdings Ltd 144,900 3,247
Macquarie Group Ltd 14,346 1,768
National Bank of Canada 67,900 4,936
Royal Bank of Canada 57,300 5,469
Sberbank of Russia PJSC ADR 194,243 3,058
Svenska Handelsbanken AB 382,000 4,424
Swedbank AB 145,000 2,546
UBS Group AG 174,000 2,657
$ 37,914
Building Materials - 2 .09%
China Lesso Group Holdings Ltd 690,000 1,736
Sika AG 12,460 3,721
Xinyi Glass Holdings Ltd 494,000 1,750
$ 7,207
Chemicals - 1 .24%
Nitto Denko Corp 23,000 1,904
Soulbrain Co Ltd/New 7,471 2,375
$ 4,279
Commercial Services - 1 .68%
Ashtead Group PLC 90,137 5,791
Computers - 3 .61%
Asustek Computer Inc 128,000 1,714
BayCurrent Consulting Inc 11,300 3,082
Gigabyte Technology Co Ltd 710,000 3,106
Logitech International SA 17,000 1,892
Teleperformance 6,822 2,634
$ 12,428
Cosmetics & Personal Care - 0 .57%
L'Oreal SA 4,800 1,965
Diversified Financial Services - 5 .50%
Amundi SA
(e)
19,500 1,738
Azimut Holding SpA 115,892 2,773
Banca Generali SpA
(d)
59,000 2,256
Fubon Financial Holding Co Ltd 1,354,000 3,102
Hana Financial Group Inc 51,000 2,090
IG Group Holdings PLC 144,000 1,822
KB Financial Group Inc 39,000 1,920
Korea Investment Holdings Co Ltd 18,000 1,807
Schroders PLC 28,500 1,420
$ 18,928
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 2 .34%
Endesa SA 85,000 $ 2,236
Enel SpA 192,000 1,906
Iberdrola SA 290,000 3,919
$ 8,061
Electrical Components & Equipment - 2 .24%
Delta Electronics Inc 248,000 2,657
LG Innotek Co Ltd 13,000 2,333
Schneider Electric SE
(f)
17,000 2,712
$ 7,702
Electronics - 2 .72%
Lotes Co Ltd 89,000 1,719
Micro-Star International Co Ltd 436,000 2,856
Murata Manufacturing Co Ltd 33,000 2,624
Tripod Technology Corp 433,000 2,150
$ 9,349
Engineering & Construction - 0 .45%
Penta-Ocean Construction Co Ltd 197,000 1,536
Entertainment - 2 .02%
Evolution Gaming Group AB
(e)
21,200 4,185
Kindred Group PLC 160,000 2,754
$ 6,939
Food - 3 .24%
JBS SA 277,000 1,540
Magnit PJSC 121,000 1,704
Marfrig Global Foods SA 531,000 1,890
Metro Inc/CN 32,500 1,489
Nestle SA 38,000 4,534
$ 11,157
Gas - 1 .09%
ENN Energy Holdings Ltd 219,400 3,744
Healthcare - Products - 0 .99%
Jafron Biomedical Co Ltd 125,000 1,858
QIAGEN NV
(d)
32,000 1,540
$ 3,398
Home Builders - 1 .54%
Barratt Developments PLC 146,000 1,556
Bellway PLC 36,000 1,796
Open House Co Ltd 47,000 1,952
$ 5,304
Home Furnishings - 1 .65%
JS Global Lifestyle Co Ltd
(d),(e)
596,000 1,800
Sony Group Corp 39,000 3,899
$ 5,699
Insurance - 7 .61%
Allianz SE 8,123 2,109
Assicurazioni Generali SpA 128,000 2,562
iA Financial Corp Inc 27,000 1,521
Japan Post Insurance Co Ltd 137,114 2,644
Legal & General Group PLC 798,230 2,997
Manulife Financial Corp 107,000 2,336
Power Corp of Canada 70,350 2,049
Samsung Life Insurance Co Ltd 24,500 1,794
Sun Life Financial Inc 52,500 2,832
Swiss Life Holding AG 5,764 2,808
Tokio Marine Holdings Inc 53,037 2,544
$ 26,196
Internet - 4 .63%
Alibaba Group Holding Ltd ADR
(d)
19,000 4,388
Future PLC 82,000 2,672
Tencent Holdings Ltd 97,000 7,738
Vipshop Holdings Ltd ADR
(d)
37,500 1,154
$ 15,952
Iron & Steel - 2 .73%
Evraz PLC 204,000 1,809
Fortescue Metals Group Ltd 129,000 2,232
Kumba Iron Ore Ltd 30,000 1,360
Mineral Resources Ltd 109,500 3,999
$ 9,400

Schedule of Investments
International Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0 .53%
BRP Inc 19,700 $ 1,810
Machinery - Construction & Mining - 0 .87%
Sandvik AB
(f)
121,000 2,992
Machinery - Diversified - 2 .58%
Atlas Copco AB - A Shares 58,500 3,547
Ebara Corp 41,400 1,769
Fuji Corp/Aichi 63,000 1,677
Haitian International Holdings Ltd 462,000 1,880
$ 8,873
Mining - 4 .46%
Anglo American Platinum Ltd 14,600 1,994
Anglo American PLC 95,500 4,049
BHP Group PLC 73,000 2,199
Impala Platinum Holdings Ltd 85,000 1,588
KAZ Minerals PLC 147,000 1,722
Rio Tinto Ltd 41,000 3,811
$ 15,363
Miscellaneous Manufacturers - 1 .93%
Elite Material Co Ltd 446,000 2,818
Siemens AG 23,000 3,837
$ 6,655
Oil & Gas - 0 .95%
Beach Energy Ltd 1,542,000 1,495
PTT Exploration & Production PCL 468,000 1,779
$ 3,274
Packaging & Containers - 0 .51%
CCL Industries Inc 31,000 1,760
Pharmaceuticals - 2 .53%
Novo Nordisk A/S 29,000 2,139
Roche Holding AG 4,500 1,468
Sanofi
(f)
29,000 3,040
Shanghai Fosun Pharmaceutical Group Co Ltd 326,000 2,068
$ 8,715
Private Equity - 0 .75%
Partners Group Holding AG 1,820 2,593
Real Estate - 1 .12%
Country Garden Services Holdings Co Ltd 177,000 1,854
TAG Immobilien AG 65,000 2,010
$ 3,864
Retail - 2 .77%
ANTA Sports Products Ltd 192,600 3,436
B&M European Value Retail SA 288,000 2,251
Harvey Norman Holdings Ltd 467,000 1,894
JB Hi-Fi Ltd 55,000 1,957
$ 9,538
Semiconductors - 10 .12%
ASML Holding NV 6,300 4,090
Elan Microelectronics Corp
(d)
238,000 1,806
Maxscend Microelectronics Co Ltd 20,998 1,379
MediaTek Inc 50,500 2,117
Novatek Microelectronics Corp 100,453 2,216
Realtek Semiconductor Corp 196,000 3,697
Samsung Electronics Co Ltd 91,000 6,633
Taiwan Semiconductor Manufacturing Co Ltd 233,854 4,925
Taiwan Semiconductor Manufacturing Co Ltd
ADR
37,200 4,343
Tokyo Electron Ltd 8,000 3,633
$ 34,839
Software - 2 .89%
HCL Technologies Ltd 129,000 1,563
Konami Holdings Corp 27,000 1,610
NetEase Inc ADR 18,855 2,113
Nexon Co Ltd 86,000 2,845
TIS Inc 73,000 1,811
$ 9,942
Telecommunications - 0 .64%
Telefonaktiebolaget LM Ericsson 160,000 2,197
COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0 .50%
Nintendo Co Ltd 3,000 $ 1,721
Transportation - 1 .32%
Canadian Pacific Railway Ltd 5,300 1,978
Kuehne + Nagel International AG 8,600 2,571
$ 4,549
TOTAL COMMON STOCKS $ 346,549
Total Investments $ 362,425
Other Assets and Liabilities -  (5.26)% (18,105)
TOTAL NET ASSETS - 100.00% $ 344,320
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,360 or
2.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,723 or 2.24% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,879 or 2.00% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 12 .92%
Japan 11 .40%
Taiwan 11 .39%
United Kingdom 8 .67%
Canada 8 .23%
Sweden 6 .70%
France 6 .54%
Switzerland 6 .47%
Australia 5 .62%
Korea, Republic Of 5 .51%
United States 4 .61%
Germany 2 .84%
Italy 2 .76%
Spain 1 .79%
Netherlands 1 .64%
South Africa 1 .43%
Russian Federation 1 .38%
Hong Kong 1 .03%
Brazil 1 .00%
Singapore 0 .94%
Malta 0 .80%
Denmark 0 .62%
Thailand 0 .52%
India 0 .45%
Other Assets and Liabilities
( 5 .26 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 3 $ 107,066 $ 92,953 $ 14,116
$ 3 $ 107,066 $ 92,953 $ 14,116
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.19% Shares Held Value (000's)
Exchange-Traded Funds - 0.23%
iShares Russell 1000 Growth ETF 116,600 $ 30,286
Money Market Funds - 1.96%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,884,502 1,884
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
263,230,101 263,230
$ 265,114
TOTAL INVESTMENT COMPANIES $ 295,400
CONVERTIBLE PREFERRED STOCKS
- 1.10% Shares Held Value (000's)
Automobile Manufacturers - 0.94%
Rivian Automotive Series D 0.00%
(d),(e),(f)
1,213,721 $ 44,725
Rivian Automotive Series E 0.00%
(d),(e),(f)
1,774,321 65,384
Rivian Automotive Series F 0.00%
(d),(e),(f)
350,551 12,918
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 4,188
$ 127,215
Chemicals - 0.03%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 4,277
Software - 0.08%
Magic Leap Inc - Series C 0.00%
(d),(e),(f)
168,788 389
Magic Leap Inc - Series D 0.00%
(d),(e),(f)
48,744 131
Nuro - Series C 0.00%
(d),(e),(f)
353,308 4,612
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 6,177
$ 11,309
Telecommunications - 0.05%
Aurora Innovation 0.00%
(d),(e),(f)
327,430 6,436
TOTAL CONVERTIBLE PREFERRED STOCKS $ 149,237
COMMON STOCKS - 96.60% Shares Held Value (000's)
Advertising - 0.02%
Trade Desk Inc /The
(d)
3,275 $ 2,389
Aerospace & Defense - 1.17%
HEICO Corp 2,844 400
HEICO Corp - Class A 4,953 625
L3Harris Technologies Inc 689,499 144,264
Lockheed Martin Corp 19,646 7,476
Mercury Systems Inc
(d)
3,521 265
Northrop Grumman Corp 11,394 4,039
TransDigm Group Inc
(d)
915 562
$ 157,631
Agriculture - 0.02%
Altria Group Inc 64,386 3,074
Apparel - 0.37%
NIKE Inc 375,546 49,805
VF Corp 1,564 137
$ 49,942
Automobile Manufacturers - 0.32%
Tesla Inc
(d)
60,737 43,089
Automobile Parts & Equipment - 0.55%
Allison Transmission Holdings Inc 5,782 240
Aptiv PLC
(d)
511,581 73,611
BorgWarner Inc 2,546 124
$ 73,975
Banks - 0.08%
Goldman Sachs Group Inc /The 32,773 11,420
Beverages - 1.21%
Boston Beer Co Inc /The
(d)
702 854
Brown-Forman Corp - A Shares 3,046 217
Brown-Forman Corp - B Shares 1,820,925 138,901
Coca-Cola Co/The 180,211 9,728
Monster Beverage Corp
(d)
29,277 2,841
PepsiCo Inc 80,715 11,636
$ 164,177
Biotechnology - 0.90%
ACADIA Pharmaceuticals Inc
(d)
8,772 180
Acceleron Pharma Inc
(d)
3,827 478
Alexion Pharmaceuticals Inc
(d)
2,596 438
Alnylam Pharmaceuticals Inc
(d)
9,147 1,286
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Amgen Inc 46,151 $ 11,060
Berkeley Lights Inc
(d)
1,079 53
Biogen Inc
(d)
3,675 982
BioMarin Pharmaceutical Inc
(d)
12,984 1,012
Bluebird Bio Inc
(d)
2,472 74
Certara Inc
(d),(g)
1,197 38
Exact Sciences Corp
(d)
10,237 1,349
Exelixis Inc
(d)
8,729 215
Global Blood Therapeutics Inc
(d)
4,638 189
Guardant Health Inc
(d)
6,507 1,035
Illumina Inc
(d)
11,645 4,575
Incyte Corp
(d)
329,019 28,091
Ionis Pharmaceuticals Inc
(d)
5,093 218
Iovance Biotherapeutics Inc
(d)
10,914 343
Maravai LifeSciences Holdings Inc
(d)
4,480 174
Moderna Inc
(d)
22,632 4,047
Regeneron Pharmaceuticals Inc
(d)
7,674 3,694
Royalty Pharma PLC
(g)
10,840 477
Sage Therapeutics Inc
(d)
277 22
Sana Biotechnology Inc
(d),(g)
1,384 30
Seagen Inc
(d)
10,021 1,441
Vertex Pharmaceuticals Inc
(d)
274,147 59,819
$ 121,320
Building Materials - 0.02%
Armstrong World Industries Inc 1,473 152
AZEK Co Inc /The
(d)
824 40
Carrier Global Corp 24,718 1,077
Trex Co Inc
(d)
9,165 990
$ 2,259
Chemicals - 1.47%
Air Products and Chemicals Inc 2,222 641
Ecolab Inc 3,930 881
FMC Corp 2,019 239
NewMarket Corp 447 155
RPM International Inc 8,469 803
Sherwin-Williams Co/The 717,514 196,505
W R Grace & Co 1,682 116
$ 199,340
Commercial Services - 6.43%
2U Inc
(d)
1,850 73
Affirm Holdings Inc
(d),(g)
22,969 1,619
Automatic Data Processing Inc 29,342 5,487
Avalara Inc
(d)
6,534 926
Booz Allen Hamilton Holding Corp 10,718 889
Bright Horizons Family Solutions Inc
(d)
3,291 477
Chegg Inc
(d)
10,306 931
Cintas Corp 500,807 172,849
CoreLogic Inc /United States 317 25
CoStar Group Inc
(d)
46,195 39,470
Driven Brands Holdings Inc
(d)
245 7
Dun & Bradstreet Holdings Inc
(d)
5,405 128
Equifax Inc 7,116 1,631
FleetCor Technologies Inc
(d)
6,534 1,880
Gartner Inc
(d)
6,857 1,343
Global Payments Inc 923,019 198,108
H&R Block Inc 10,716 239
IHS Markit Ltd 17,154 1,845
MarketAxess Holdings Inc 2,918 1,425
Moody's Corp 12,887 4,210
Morningstar Inc 1,433 380
Paylocity Holding Corp
(d)
3,021 584
PayPal Holdings Inc
(d)
1,457,456 382,277
Quanta Services Inc 2,187 211
Rollins Inc 15,417 575
S&P Global Inc 100,457 39,217
Square Inc
(d)
29,324 7,179
StoneCo Ltd
(d)
15,945 1,031
TransUnion 13,718 1,435
Verisk Analytics Inc 12,574 2,366

Schedule of Investments
LargeCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
WEX Inc
(d)
298 $ 61
$ 868,878
Computers - 3.55%
Accenture PLC - Class A 50,496 14,642
Apple Inc 3,035,300 399,021
CACI International Inc
(d)
334 85
Cognizant Technology Solutions Corp 3,042 245
Crowdstrike Holdings Inc
(d)
8,905 1,857
Dell Technologies Inc
(d)
1,283 126
EPAM Systems Inc
(d)
4,210 1,927
Fortinet Inc
(d)
285,666 58,341
Genpact Ltd 5,782 275
Globant SA
(d)
3,049 699
Leidos Holdings Inc 1,090 110
Lumentum Holdings Inc
(d)
634 54
McAfee Corp 1,308 32
NetApp Inc 9,509 710
Pure Storage Inc
(d)
10,964 222
Science Applications International Corp 552 49
Zscaler Inc
(d)
5,615 1,054
$ 479,449
Consumer Products - 0.03%
Avery Dennison Corp 2,715 581
Church & Dwight Co Inc 19,493 1,671
Clorox Co/The 7,088 1,294
Reynolds Consumer Products Inc 1,045 31
$ 3,577
Cosmetics & Personal Care - 1.56%
Estee Lauder Cos Inc /The 633,802 198,887
Procter & Gamble Co/The 86,303 11,515
$ 210,402
Distribution & Wholesale - 0.05%
Copart Inc
(d)
16,105 2,005
Fastenal Co 36,822 1,925
IAA Inc
(d)
2,668 168
Pool Corp 3,069 1,297
WW Grainger Inc 2,586 1,121
$ 6,516
Diversified Financial Services - 4.33%
Apollo Global Management Inc 6,703 371
Cboe Global Markets Inc 1,889 197
Charles Schwab Corp/The 394,017 27,739
Credit Acceptance Corp
(d)
47 18
Intercontinental Exchange Inc 15,435 1,817
LendingTree Inc
(d)
813 168
LPL Financial Holdings Inc 490 77
Mastercard Inc 763,805 291,819
Rocket Cos Inc 3,258 73
SLM Corp 7,231 142
T Rowe Price Group Inc 4,555 816
Tradeweb Markets Inc 5,636 458
Upstart Holdings Inc
(d),(g)
171 19
Virtu Financial Inc 4,718 140
Visa Inc 1,067,971 249,436
Western Union Co/The 6,298 162
XP Inc
(d)
318,326 12,606
$ 586,058
Electric - 0.23%
NextEra Energy Inc 393,734 30,518
NRG Energy Inc 6,687 240
$ 30,758
Electrical Components & Equipment - 0.02%
Energizer Holdings Inc 3,899 192
Generac Holdings Inc
(d)
4,414 1,430
Universal Display Corp 3,399 760
$ 2,382
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 0.05%
Agilent Technologies Inc 2,107 $ 282
Allegion plc 4,744 637
Amphenol Corp 27,150 1,828
Coherent Inc
(d)
1,576 410
Jabil Inc 2,332 122
Keysight Technologies Inc
(d)
4,980 719
Mettler -Toledo International Inc
(d)
1,720 2,259
Waters Corp
(d)
379 114
$ 6,371
Energy - Alternate Sources - 0.02%
Array Technologies Inc
(d)
278 8
Enphase Energy Inc
(d)
8,372 1,166
Shoals Technologies Group Inc
(d)
301 9
SolarEdge Technologies Inc
(d)
3,867 1,019
$ 2,202
Engineering & Construction - 0.00%
frontdoor Inc
(d)
1,204 64
Entertainment - 0.35%
DraftKings Inc
(d)
523,225 29,646
Live Nation Entertainment Inc
(d)
223,240 18,279
Vail Resorts Inc
(d)
269 87
$ 48,012
Environmental Control - 0.00%
Waste Management Inc 4,320 596
Food - 0.05%
Albertsons Cos Inc
(g)
4,600 86
Beyond Meat Inc
(d)
3,256 429
Campbell Soup Co 7,684 367
Grocery Outlet Holding Corp
(d)
3,153 127
Hershey Co/The 9,027 1,483
Kellogg Co 6,745 421
Lamb Weston Holdings Inc 2,648 213
McCormick & Co Inc /MD 10,989 993
Pilgrim's Pride Corp
(d)
1,278 31
Sprouts Farmers Market Inc
(d)
7,863 201
Sysco Corp 27,382 2,320
$ 6,671
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 1,926 246
MSA Safety Inc 676 109
$ 355
Healthcare - Products - 8.49%
10X Genomics Inc
(d)
4,548 900
Abbott Laboratories 52,709 6,329
ABIOMED Inc
(d)
3,506 1,124
Adaptive Biotechnologies Corp
(d)
6,041 251
Align Technology Inc
(d)
6,186 3,684
Avantor Inc
(d)
1,452,495 46,538
Baxter International Inc 16,934 1,451
Bio- Techne Corp 2,825 1,208
Bruker Corp 3,476 238
Cooper Cos Inc /The 464 191
Danaher Corp 779,058 197,834
Edwards Lifesciences Corp
(d)
1,868,618 178,491
Haemonetics Corp
(d)
3,680 248
Hill-Rom Holdings Inc 618 68
Hologic Inc
(d)
14,187 930
ICU Medical Inc
(d)
436 91
IDEXX Laboratories Inc
(d)
6,669 3,661
Insulet Corp
(d)
5,197 1,534
Intuitive Surgical Inc
(d)
407,321 352,333
Masimo Corp
(d)
3,869 900
Novocure Ltd
(d)
7,875 1,607
Penumbra Inc
(d),(g)
2,607 798
PerkinElmer Inc 1,708 221
Quidel Corp
(d)
2,941 308
Repligen Corp
(d)
4,295 909
ResMed Inc 11,363 2,136

Schedule of Investments
LargeCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
STERIS PLC 375 $ 79
Stryker Corp 433,878 113,950
Tandem Diabetes Care Inc
(d)
4,183 384
Teleflex Inc 2,310 976
Thermo Fisher Scientific Inc 481,973 226,638
West Pharmaceutical Services Inc 5,815 1,910
$ 1,147,920
Healthcare - Services - 2.32%
Amedisys Inc
(d)
2,498 674
American Well Corp
(d)
2,629 40
Anthem Inc 76,436 28,999
Centene Corp
(d)
505,481 31,208
Charles River Laboratories International Inc
(d)
3,426 1,139
Chemed Corp 1,223 583
DaVita Inc
(d)
1,155 134
Encompass Health Corp 3,525 299
HCA Healthcare Inc 286,614 57,627
Humana Inc 110,769 49,319
IQVIA Holdings Inc
(d)
5,713 1,341
Laboratory Corp of America Holdings
(d)
446 118
Molina Healthcare Inc
(d)
3,127 798
Oak Street Health Inc
(d)
3,796 234
PPD Inc
(d)
10,712 495
Sotera Health Co
(d)
2,442 63
Syneos Health Inc
(d)
603 51
Teladoc Health Inc
(d)
7,947 1,370
UnitedHealth Group Inc 350,470 139,768
$ 314,260
Home Builders - 0.00%
NVR Inc
(d)
24 120
Home Furnishings - 0.00%
Dolby Laboratories Inc 654 67
Tempur Sealy International Inc 11,095 423
$ 490
Housewares - 0.01%
Scotts Miracle- Gro Co/The 3,006 695
Insurance - 0.08%
Alleghany Corp
(d)
102 69
Aon PLC 17,946 4,513
Axis Capital Holdings Ltd 579 32
Brown & Brown Inc 1,020 54
Erie Indemnity Co 1,135 243
GoHealth Inc
(d)
288 4
Lincoln National Corp 1,997 128
Marsh & McLennan Cos Inc 31,211 4,235
Primerica Inc 1,936 309
Progressive Corp/The 13,361 1,346
RenaissanceRe Holdings Ltd 1,353 229
$ 11,162
Internet - 26.37%
Airbnb - Class B
(d),(f)
301,776 52,120
Alibaba Group Holding Ltd ADR
(d)
403,797 93,257
Alphabet Inc - A Shares
(d)
169,089 397,951
Alphabet Inc - C Shares
(d)
206,732 498,249
Amazon.com Inc
(d)
255,060 884,401
Anaplan Inc
(d)
10,329 616
Booking Holdings Inc
(d)
27,960 68,952
CDW Corp/DE 11,243 2,005
Chewy Inc
(d)
1,341,061 106,909
Coupang Inc
(d),(g)
277,266 11,617
DoorDash Inc - Class A
(d),(g)
34,192 4,895
DoorDash Inc - Class A Lockup Shares
(d),(f)
22,200 3,178
eBay Inc 46,942 2,619
Etsy Inc
(d)
9,354 1,860
Expedia Group Inc
(d)
1,197 211
Facebook Inc
(d)
1,283,571 417,263
Farfetch Ltd
(d)
480,410 23,535
FireEye Inc
(d)
4,193 83
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
GoDaddy Inc
(d)
13,121 $ 1,139
Grubhub Inc
(d)
721 49
IAC/InterActiveCorp
(d)
209,887 53,200
Leslie's Inc
(d)
1,339 38
Match Group Inc
(d)
1,579,060 245,750
Netflix Inc
(d)
230,786 118,502
NortonLifeLock Inc 43,484 940
Okta Inc
(d)
9,117 2,459
Palo Alto Networks Inc
(d)
7,522 2,658
Pinterest Inc
(d)
333,033 22,103
Proofpoint Inc
(d)
4,485 772
Roku Inc
(d)
8,614 2,954
Sea Ltd ADR
(d)
72,338 18,268
Shopify Inc
(d)
159,886 189,066
Snap Inc Class A
(d)
2,378,426 147,034
Spotify Technology SA
(d)
261,862 66,021
Tencent Holdings Ltd ADR 1,457,717 116,122
Uber Technologies Inc
(d)
84,150 4,609
VeriSign Inc
(d)
4,804 1,051
Wayfair Inc
(d)
5,105 1,509
Zendesk Inc
(d)
9,050 1,323
Zillow Group Inc - A Shares
(d)
532 71
Zillow Group Inc - C Shares
(d)
1,222 159
$ 3,565,518
Leisure Products & Services - 0.01%
Peloton Interactive Inc
(d)
4,881 480
Planet Fitness Inc
(d)
3,607 303
Polaris Inc 526 74
Virgin Galactic Holdings Inc
(d),(g)
4,806 106
$ 963
Lodging - 0.01%
Las Vegas Sands Corp
(d)
11,240 688
Wynn Resorts Ltd
(d)
1,914 246
$ 934
Machinery - Construction & Mining - 0.01%
BWX Technologies Inc 4,831 323
Vertiv Holdings Co 18,800 427
$ 750
Machinery - Diversified - 1.30%
Cognex Corp 13,056 1,124
Graco Inc 6,541 502
IDEX Corp 548,160 122,898
Ingersoll Rand Inc
(d)
992,584 49,044
Nordson Corp 3,715 785
Rockwell Automation Inc 4,463 1,179
Toro Co/The 7,632 875
$ 176,407
Media - 0.07%
Altice USA Inc
(d)
17,864 649
Cable One Inc 421 754
Charter Communications Inc
(d)
10,052 6,769
FactSet Research Systems Inc 2,939 988
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
755 34
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
1,686 76
Nexstar Media Group Inc 2,312 341
Sirius XM Holdings Inc
(g)
56,207 343
World Wrestling Entertainment Inc 3,636 200
$ 10,154
Mining - 0.00%
Royal Gold Inc 3,718 416
Miscellaneous Manufacturers - 0.07%
3M Co 29,453 5,807
Axon Enterprise Inc
(d)
4,955 751
Donaldson Co Inc 1,097 69
Illinois Tool Works Inc 11,066 2,550
$ 9,177

Schedule of Investments
LargeCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(d)
3,796 $ 1,851
Packaging & Containers - 0.02%
Amcor PLC 18,707 220
Ball Corp 23,680 2,217
Berry Global Group Inc
(d)
3,576 228
Crown Holdings Inc 1,119 123
Graphic Packaging Holding Co 5,079 94
$ 2,882
Pharmaceuticals - 4.49%
AbbVie Inc 131,198 14,629
Agios Pharmaceuticals Inc
(d)
431 24
AmerisourceBergen Corp 5,543 670
Becton Dickinson and Co 152,695 37,992
Bristol-Myers Squibb Co 65,264 4,074
Cardinal Health Inc 23,187 1,399
Cigna Corp 538,377 134,061
Dexcom Inc
(d)
429,134 165,689
Eli Lilly & Co 66,878 12,223
Herbalife Nutrition Ltd
(d)
940 43
Horizon Therapeutics Plc
(d)
14,314 1,354
Johnson & Johnson 28,060 4,566
McKesson Corp 9,467 1,776
Merck & Co Inc 174,936 13,033
Neurocrine Biosciences Inc
(d)
7,289 689
PRA Health Sciences Inc
(d)
4,257 710
Reata Pharmaceuticals Inc
(d)
1,703 173
Sarepta Therapeutics Inc
(d)
5,897 418
Zoetis Inc 1,234,293 213,569
$ 607,092
Pipelines - 0.01%
Cheniere Energy Inc
(d)
18,340 1,422
Equitrans Midstream Corp 2,949 24
$ 1,446
Private Equity - 0.00%
Ares Management Corp 8,022 421
Carlyle Group Inc /The 857 37
$ 458
REITs - 1.62%
American Tower Corp 35,024 8,923
Americold Realty Trust 1,864 75
Brookfield Property REIT Inc 3,614 65
CoreSite Realty Corp 2,144 260
Crown Castle International Corp 30,777 5,819
Equinix Inc 7,033 5,069
Equity LifeStyle Properties Inc 5,649 392
Extra Space Storage Inc 7,036 1,046
Iron Mountain Inc 13,278 533
Public Storage 7,804 2,194
SBA Communications Corp 640,557 191,988
Simon Property Group Inc 20,287 2,470
$ 218,834
Retail - 4.46%
AutoZone Inc
(d)
1,067 1,562
Best Buy Co Inc 3,274 381
Burlington Stores Inc
(d)
4,599 1,501
CarMax Inc
(d)
1,020 136
Carvana Co
(d)
166,430 47,476
Chipotle Mexican Grill Inc
(d)
24,064 35,904
Costco Wholesale Corp 357,880 133,163
Dollar General Corp 331,734 71,240
Dollar Tree Inc
(d)
8,893 1,022
Domino's Pizza Inc 3,084 1,302
Five Below Inc
(d)
4,325 870
Floor & Decor Holdings Inc
(d)
7,435 825
Home Depot Inc /The 42,651 13,805
Lowe's Cos Inc 58,188 11,419
Lululemon Athletica Inc
(d)
466,856 156,523
McDonald's Corp 8,449 1,995
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Ollie's Bargain Outlet Holdings Inc
(d)
3,838 $ 354
O'Reilly Automotive Inc
(d)
5,556 3,072
Petco Health & Wellness Co Inc
(d),(g)
1,906 45
Ross Stores Inc 798,910 104,609
Starbucks Corp 53,552 6,131
TJX Cos Inc /The 77,065 5,472
Tractor Supply Co 9,159 1,727
Ulta Beauty Inc
(d)
3,965 1,306
Vroom Inc
(d)
6,475 300
Wendy's Co/The 14,188 320
Williams-Sonoma Inc 1,047 179
Yum China Holdings Inc 2,308 145
Yum! Brands Inc 1,790 214
$ 602,998
Semiconductors - 3.20%
Advanced Micro Devices Inc
(d)
465,368 37,983
Allegro MicroSystems Inc
(d)
749 18
Analog Devices Inc 3,529 540
Applied Materials Inc 72,745 9,654
ASML Holding NV - NY Reg Shares 157,138 101,841
Broadcom Inc 29,657 13,530
Entegris Inc 9,937 1,119
IPG Photonics Corp
(d)
189 41
KLA Corp 12,303 3,880
Lam Research Corp 11,319 7,023
Marvell Technology Inc 8,801 398
Maxim Integrated Products Inc 6,989 657
Microchip Technology Inc 14,818 2,227
MKS Instruments Inc 3,254 583
Monolithic Power Systems Inc 3,446 1,245
NVIDIA Corp 46,826 28,113
NXP Semiconductors NV 1,044,172 201,014
QUALCOMM Inc 89,165 12,376
Teradyne Inc 13,111 1,640
Texas Instruments Inc 36,300 6,553
Xilinx Inc 19,364 2,478
$ 432,913
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 330 70
Software - 20.94%
Activision Blizzard Inc 23,936 2,183
Adobe Inc
(d)
418,224 212,600
Akamai Technologies Inc
(d)
10,442 1,135
Alteryx Inc
(d)
4,170 341
ANSYS Inc
(d)
6,789 2,482
Aspen Technology Inc
(d)
4,991 653
Atlassian Corp PLC
(d)
10,383 2,467
Autodesk Inc
(d)
746,884 218,023
BigCommerce Holdings Inc
(d)
2,857 171
Bill.com Holdings Inc
(d)
5,781 894
Black Knight Inc
(d)
11,989 868
Broadridge Financial Solutions Inc 9,071 1,439
C3.ai Inc
(d),(g)
1,023 68
Cadence Design Systems Inc
(d)
21,857 2,880
CDK Global Inc 1,222 65
Ceridian HCM Holding Inc
(d)
6,404 605
Cerner Corp 24,127 1,811
Change Healthcare Inc
(d)
14,107 324
Citrix Systems Inc 2,655 329
Cloudflare Inc
(d)
9,204 780
Coupa Software Inc
(d)
5,431 1,461
Datadog Inc
(d)
12,082 1,036
Datto Holding Corp
(d)
711 18
DocuSign Inc
(d)
14,355 3,200
Dropbox Inc - A Shares
(d)
19,448 500
Duck Creek Technologies Inc
(d)
4,764 198
Dynatrace Inc
(d)
14,497 754
Elastic NV
(d)
5,166 623
Electronic Arts Inc 1,263,071 179,457

Schedule of Investments
LargeCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Everbridge Inc
(d)
2,715 $ 360
Fair Isaac Corp
(d)
2,213 1,154
Fastly Inc
(d)
6,248 399
Fidelity National Information Services Inc 195,807 29,939
Fiserv Inc
(d)
13,409 1,611
Five9 Inc
(d)
4,886 918
Guidewire Software Inc
(d)
1,316 139
HubSpot Inc
(d)
3,275 1,724
Intuit Inc 913,736 376,605
Jack Henry & Associates Inc 4,728 770
Jamf Holding Corp
(d)
966 35
JFrog Ltd
(d),(g)
911 45
Manhattan Associates Inc
(d)
4,468 613
Medallia Inc
(d)
6,625 195
Microsoft Corp 3,458,083 872,059
MongoDB Inc
(d)
96,147 28,600
MSCI Inc 6,368 3,093
nCino Inc
(d)
3,026 198
New Relic Inc
(d)
4,056 261
Nutanix Inc
(d)
14,566 394
Oracle Corp 128,615 9,748
PagerDuty Inc
(d)
5,428 230
Paychex Inc 20,101 1,960
Paycom Software Inc
(d)
3,901 1,500
Pegasystems Inc 2,806 356
Playtika Holding Corp
(d)
2,897 80
PTC Inc
(d)
8,268 1,083
RingCentral Inc
(d)
6,222 1,985
Roper Technologies Inc 337,491 150,670
salesforce.com Inc
(d)
533,103 122,785
ServiceNow Inc
(d)
470,527 238,261
Signify Health Inc
(d)
1,125 32
Slack Technologies Inc
(d)
39,229 1,663
Smartsheet Inc
(d)
8,752 519
Snowflake Inc - Class A
(d)
28,074 6,502
Splunk Inc
(d)
373,169 47,176
SS&C Technologies Holdings Inc 3,723 276
Stripe Inc - Class B
(d),(e),(f)
114,126 4,579
Synopsys Inc
(d)
182,771 45,156
Take-Two Interactive Software Inc
(d)
8,240 1,445
Teradata Corp
(d)
6,576 325
Twilio Inc
(d)
9,463 3,480
Tyler Technologies Inc
(d)
3,138 1,333
UiPath Inc
(d)
12,094 871
UIPATH Inc - Class A
(d),(f)
532,928 38,371
Unity Software Inc
(d)
1,892 192
Veeva Systems Inc
(d)
493,597 139,416
Vimeo - Class A
(d),(e),(f)
91,564 3,053
VMware Inc
(d),(g)
6,261 1,007
Workday Inc
(d)
78,522 19,395
Zoom Video Communications Inc
(d)
97,223 31,070
Zynga Inc
(d)
57,826 626
$ 2,831,622
Telecommunications - 0.01%
Arista Networks Inc
(d)
3,819 1,204
CommScope Holding Co Inc
(d)
877 14
Motorola Solutions Inc 1,374 259
Switch Inc 7,413 138
Ubiquiti Inc 547 156
$ 1,771
Toys, Games & Hobbies - 0.00%
Mattel Inc
(d)
16,162 347
Transportation - 0.30%
CH Robinson Worldwide Inc 1,738 169
Expeditors International of Washington Inc 8,065 886
JB Hunt Transport Services Inc 1,790 306
Landstar System Inc 2,451 422
Norfolk Southern Corp 83,795 23,399
Old Dominion Freight Line Inc 6,664 1,718
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Union Pacific Corp 27,112 $ 6,021
United Parcel Service Inc 37,450 7,634
XPO Logistics Inc
(d)
373 52
$ 40,607
TOTAL COMMON STOCKS $ 13,062,764
Total Investments $ 13,507,401
Other Assets and Liabilities -  0.11% 15,172
TOTAL NET ASSETS - 100.00% $ 13,522,573
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,824 or
0.06% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,390 or 0.05% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 27.78%
Communications 26.52%
Consumer, Non-cyclical 25.50%
Consumer, Cyclical 7.07%
Financial 6.11%
Industrial 2.96%
Money Market Funds 1.96%
Basic Materials 1.50%
Investment Companies 0.23%
Utilities 0.23%
Energy 0.03%
Other Assets and Liabilities
0.11%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 95,143 $ 1,860,997 $ 1,692,910 $ 263,230
$ 95,143 $ 1,860,997 $ 1,692,910 $ 263,230
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb - Class B 04/16/2014-07/14/2015 $ 7,681 $ 52,120 0.39%
Aurora Innovation   0.00% 03/01/2019 3,026 6,436 0.05%
DoorDash Inc - Class A Lockup Shares 06/17/2020 1,019 3,178 0.02%
Magic Leap Inc - Series C   0.00% 01/20/2016 3,888 389 0.00%
Magic Leap Inc - Series D   0.00% 10/12/2017 1,316 131 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 4,612 0.03%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 6,177 0.05%
Rivian Automotive Series D   0.00% 12/23/2019 13,040 44,725 0.33%
Rivian Automotive Series E   0.00% 07/10/2020 27,484 65,384 0.48%
Rivian Automotive Series F   0.00% 01/19/2021 12,918 12,918 0.10%
Sila Nano Series F   0.00% 01/07/2021 4,277 4,277 0.03%
Stripe Inc - Class B 12/17/2019 1,791 4,579 0.03%
UIPATH Inc - Class A 04/21/2021 11,415 38,371 0.28%
Vimeo - Class A 01/25/2021 2,968 3,053 0.02%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 4,188 0.03%
Total $ 250,538 1.84%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; June 2021 Long 678 $ 141,512 $ 172
Total $ 172
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .65 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .34%
iShares Core S&P 500 ETF 47,300 $ 19,813
Money Market Funds - 3 .31%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
983,204 983
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
190,836,323 190,836
$ 191,819
TOTAL INVESTMENT COMPANIES $ 211,632
COMMON STOCKS - 96 .16 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 61,623 $ 1,956
Omnicom Group Inc 33,915 2,790
$ 4,746
Aerospace & Defense - 1 .50%
Boeing Co/The
(d)
86,536 20,276
General Dynamics Corp 36,574 6,957
Howmet Aerospace Inc
(d)
61,556 1,967
L3Harris Technologies Inc 32,424 6,784
Lockheed Martin Corp 38,881 14,797
Northrop Grumman Corp 24,457 8,669
Raytheon Technologies Corp 239,672 19,950
Teledyne Technologies Inc
(d)
5,840 2,615
TransDigm Group Inc
(d)
8,626 5,294
$ 87,309
Agriculture - 0 .74%
Altria Group Inc 293,176 13,999
Archer-Daniels-Midland Co 88,080 5,561
Philip Morris International Inc 245,641 23,336
$ 42,896
Airlines - 0 .29%
Alaska Air Group Inc
(d)
19,594 1,355
American Airlines Group Inc
(d)
100,898 2,191
Delta Air Lines Inc
(d)
100,656 4,723
Southwest Airlines Co
(d)
93,169 5,849
United Airlines Holdings Inc
(d)
50,235 2,733
$ 16,851
Apparel - 0 .65%
Hanesbrands Inc 55,018 1,159
NIKE Inc 200,554 26,598
PVH Corp
(d)
11,215 1,269
Ralph Lauren Corp
(d)
7,608 1,014
Tapestry Inc
(d)
43,824 2,097
Under Armour Inc - Class A
(d)
29,751 723
Under Armour Inc - Class C
(d)
30,736 612
VF Corp 50,665 4,441
$ 37,913
Automobile Manufacturers - 1 .99%
Cummins Inc 23,345 5,884
Ford Motor Co
(d)
616,395 7,113
General Motors Co
(d)
200,006 11,444
PACCAR Inc 54,724 4,919
Tesla Inc
(d)
121,122 85,929
$ 115,289
Automobile Parts & Equipment - 0 .14%
Aptiv PLC
(d)
42,592 6,128
BorgWarner Inc 37,702 1,832
$ 7,960
Banks - 5 .16%
Bank of America Corp 1,198,330 48,568
Bank of New York Mellon Corp/The 127,258 6,348
Citigroup Inc 329,239 23,455
Citizens Financial Group Inc 67,053 3,103
Comerica Inc 21,951 1,650
Fifth Third Bancorp 112,155 4,547
First Republic Bank/CA 27,758 5,087
Goldman Sachs Group Inc/The 54,272 18,911
Huntington Bancshares Inc/OH 160,452 2,458
JPMorgan Chase & Co 481,323 74,032
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
KeyCorp 152,814 $ 3,325
M&T Bank Corp 20,289 3,199
Morgan Stanley 236,701 19,540
Northern Trust Corp 32,858 3,739
PNC Financial Services Group Inc/The 66,882 12,504
Regions Financial Corp 151,530 3,303
State Street Corp 55,489 4,658
SVB Financial Group
(d)
8,514 4,869
Truist Financial Corp 212,498 12,603
US Bancorp 215,612 12,797
Wells Fargo & Co 652,086 29,377
Zions Bancorp NA 25,902 1,445
$ 299,518
Beverages - 1 .38%
Brown-Forman Corp - B Shares 28,811 2,198
Coca-Cola Co/The 611,749 33,022
Constellation Brands Inc 26,819 6,445
Molson Coors Beverage Co
(d)
29,691 1,631
Monster Beverage Corp
(d)
58,313 5,659
PepsiCo Inc 217,610 31,371
$ 80,326
Biotechnology - 1 .43%
Alexion Pharmaceuticals Inc
(d)
34,677 5,849
Amgen Inc 91,101 21,831
Biogen Inc
(d)
24,029 6,424
Bio-Rad Laboratories Inc
(d)
3,400 2,142
Corteva Inc 117,363 5,723
Gilead Sciences Inc 198,207 12,580
Illumina Inc
(d)
23,014 9,041
Incyte Corp
(d)
29,475 2,517
Regeneron Pharmaceuticals Inc
(d)
16,607 7,993
Vertex Pharmaceuticals Inc
(d)
41,004 8,947
$ 83,047
Building Materials - 0 .43%
Carrier Global Corp 128,888 5,617
Fortune Brands Home & Security Inc 21,873 2,296
Johnson Controls International plc 113,611 7,083
Martin Marietta Materials Inc 9,826 3,470
Masco Corp 40,559 2,591
Vulcan Materials Co 20,907 3,726
$ 24,783
Chemicals - 1 .68%
Air Products and Chemicals Inc 34,904 10,069
Albemarle Corp 18,397 3,094
Celanese Corp 18,009 2,821
CF Industries Holdings Inc 33,755 1,641
Dow Inc 117,546 7,347
DuPont de Nemours Inc 84,921 6,548
Eastman Chemical Co 21,429 2,473
Ecolab Inc 39,226 8,791
FMC Corp 20,404 2,413
International Flavors & Fragrances Inc 39,232 5,578
Linde PLC 82,470 23,573
LyondellBasell Industries NV 40,582 4,210
Mosaic Co/The 54,414 1,914
PPG Industries Inc 37,374 6,400
Sherwin-Williams Co/The 38,163 10,452
$ 97,324
Commercial Services - 2 .31%
Automatic Data Processing Inc 67,501 12,622
Cintas Corp 13,916 4,803
Equifax Inc 19,212 4,404
FleetCor Technologies Inc
(d)
13,159 3,786
Gartner Inc
(d)
13,995 2,741
Global Payments Inc 46,569 9,995
IHS Markit Ltd 58,802 6,326
MarketAxess Holdings Inc 5,994 2,928
Moody's Corp 25,381 8,292
Nielsen Holdings PLC 56,436 1,448

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
184,733 $ 48,454
Quanta Services Inc 21,824 2,109
Robert Half International Inc 17,844 1,563
Rollins Inc 34,931 1,302
S&P Global Inc 37,967 14,822
United Rentals Inc
(d)
11,389 3,644
Verisk Analytics Inc 25,677 4,833
$ 134,072
Computers - 7 .06%
Accenture PLC - Class A 100,042 29,009
Apple Inc 2,489,155 327,224
Cognizant Technology Solutions Corp 83,695 6,729
DXC Technology Co
(d)
40,158 1,322
Fortinet Inc
(d)
21,365 4,363
Hewlett Packard Enterprise Co 205,232 3,288
HP Inc 197,566 6,739
International Business Machines Corp 140,949 19,998
Leidos Holdings Inc 21,038 2,131
NetApp Inc 35,112 2,623
Seagate Technology PLC 31,683 2,941
Western Digital Corp
(d)
48,282 3,410
$ 409,777
Consumer Products - 0 .29%
Avery Dennison Corp 13,095 2,805
Church & Dwight Co Inc 38,658 3,314
Clorox Co/The 19,841 3,621
Kimberly-Clark Corp 53,315 7,108
$ 16,848
Cosmetics & Personal Care - 1 .27%
Colgate-Palmolive Co 133,846 10,801
Estee Lauder Cos Inc/The 36,238 11,372
Procter & Gamble Co/The 388,414 51,822
$ 73,995
Distribution & Wholesale - 0 .29%
Copart Inc
(d)
32,802 4,084
Fastenal Co 90,593 4,736
LKQ Corp
(d)
44,015 2,056
Pool Corp 6,346 2,682
WW Grainger Inc 6,941 3,009
$ 16,567
Diversified Financial Services - 3 .98%
American Express Co 102,925 15,784
Ameriprise Financial Inc 18,416 4,759
BlackRock Inc 22,391 18,345
Capital One Financial Corp 72,437 10,799
Cboe Global Markets Inc 16,911 1,765
Charles Schwab Corp/The 236,052 16,618
CME Group Inc 56,626 11,438
Discover Financial Services 48,375 5,515
Franklin Resources Inc 43,048 1,291
Intercontinental Exchange Inc 88,600 10,429
Invesco Ltd 59,377 1,603
Mastercard Inc 138,298 52,838
Nasdaq Inc 18,196 2,939
Raymond James Financial Inc 19,332 2,528
Synchrony Financial 85,668 3,747
T Rowe Price Group Inc 35,954 6,443
Visa Inc 267,533 62,485
Western Union Co/The 64,816 1,670
$ 230,996
Electric - 2 .40%
AES Corp/The 105,383 2,932
Alliant Energy Corp 39,414 2,214
Ameren Corp 39,962 3,390
American Electric Power Co Inc 78,331 6,949
CenterPoint Energy Inc 87,003 2,131
CMS Energy Corp 45,576 2,935
Consolidated Edison Inc 54,011 4,181
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 127,077 $ 10,153
DTE Energy Co 30,565 4,280
Duke Energy Corp 121,244 12,208
Edison International 59,826 3,557
Entergy Corp 31,622 3,456
Evergy Inc 35,797 2,290
Eversource Energy 54,103 4,665
Exelon Corp 154,001 6,921
FirstEnergy Corp 85,683 3,249
NextEra Energy Inc 309,137 23,961
NRG Energy Inc 38,595 1,382
Pinnacle West Capital Corp 17,775 1,505
PPL Corp 121,294 3,533
Public Service Enterprise Group Inc 79,670 5,032
Sempra Energy 47,729 6,566
Southern Co/The 166,662 11,028
WEC Energy Group Inc 49,754 4,834
Xcel Energy Inc 84,805 6,046
$ 139,398
Electrical Components & Equipment - 0 .29%
AMETEK Inc 36,368 4,907
Emerson Electric Co 94,645 8,565
Generac Holdings Inc
(d)
9,916 3,212
$ 16,684
Electronics - 1 .20%
Agilent Technologies Inc 48,061 6,423
Allegion plc 14,312 1,923
Amphenol Corp 94,506 6,364
FLIR Systems Inc 20,701 1,241
Fortive Corp 53,325 3,777
Garmin Ltd 23,569 3,235
Honeywell International Inc 109,703 24,468
Keysight Technologies Inc
(d)
29,351 4,237
Mettler-Toledo International Inc
(d)
3,693 4,850
TE Connectivity Ltd 52,192 7,018
Trimble Inc
(d)
39,587 3,246
Waters Corp
(d)
9,810 2,942
$ 69,724
Energy - Alternate Sources - 0 .05%
Enphase Energy Inc
(d)
20,351 2,834
Engineering & Construction - 0 .05%
Jacobs Engineering Group Inc 20,519 2,742
Entertainment - 0 .12%
Caesars Entertainment Inc
(d)
32,852 3,214
Live Nation Entertainment Inc
(d)
22,637 1,853
Penn National Gaming Inc
(d)
23,448 2,090
$ 7,157
Environmental Control - 0 .24%
Pentair PLC 26,194 1,690
Republic Services Inc 33,199 3,529
Waste Management Inc 61,406 8,472
$ 13,691
Food - 1 .01%
Campbell Soup Co 32,016 1,529
Conagra Brands Inc 77,065 2,858
General Mills Inc 96,444 5,870
Hershey Co/The 23,116 3,798
Hormel Foods Corp 44,303 2,047
J M Smucker Co/The 17,285 2,264
Kellogg Co 40,146 2,506
Kraft Heinz Co/The 102,256 4,222
Kroger Co/The 120,090 4,388
Lamb Weston Holdings Inc 23,085 1,858
McCormick & Co Inc/MD 39,267 3,548
Mondelez International Inc 222,737 13,545
Sysco Corp 80,509 6,822
Tyson Foods Inc 46,487 3,600
$ 58,855

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .06%
International Paper Co 62,004 $ 3,596
Gas - 0 .06%
Atmos Energy Corp 20,215 2,094
NiSource Inc 61,809 1,608
$ 3,702
Hand & Machine Tools - 0 .13%
Snap-on Inc 8,550 2,032
Stanley Black & Decker Inc 25,378 5,247
$ 7,279
Healthcare - Products - 3 .76%
Abbott Laboratories 279,428 33,554
ABIOMED Inc
(d)
7,136 2,289
Align Technology Inc
(d)
11,360 6,765
Baxter International Inc 79,671 6,827
Boston Scientific Corp
(d)
223,534 9,746
Cooper Cos Inc/The 7,753 3,186
Danaher Corp 99,981 25,389
DENTSPLY SIRONA Inc 34,552 2,333
Edwards Lifesciences Corp
(d)
98,507 9,410
Hologic Inc
(d)
40,642 2,664
IDEXX Laboratories Inc
(d)
13,476 7,398
Intuitive Surgical Inc
(d)
18,569 16,062
Medtronic PLC 212,636 27,838
PerkinElmer Inc 17,676 2,291
ResMed Inc 22,952 4,314
STERIS PLC 13,463 2,841
Stryker Corp 51,625 13,558
Teleflex Inc 7,365 3,112
Thermo Fisher Scientific Inc 62,116 29,209
West Pharmaceutical Services Inc 11,689 3,840
Zimmer Biomet Holdings Inc 32,785 5,808
$ 218,434
Healthcare - Services - 2 .02%
Anthem Inc 38,631 14,656
Catalent Inc
(d)
26,850 3,020
Centene Corp
(d)
91,736 5,664
DaVita Inc
(d)
11,389 1,327
HCA Healthcare Inc 41,821 8,409
Humana Inc 20,327 9,050
IQVIA Holdings Inc
(d)
30,171 7,081
Laboratory Corp of America Holdings
(d)
15,395 4,093
Quest Diagnostics Inc 21,050 2,776
UnitedHealth Group Inc 149,109 59,465
Universal Health Services Inc 12,278 1,822
$ 117,363
Home Builders - 0 .26%
DR Horton Inc 52,204 5,131
Lennar Corp - A Shares 43,297 4,486
NVR Inc
(d)
547 2,745
PulteGroup Inc 41,941 2,479
$ 14,841
Home Furnishings - 0 .06%
Leggett & Platt Inc 20,976 1,042
Whirlpool Corp 9,901 2,341
$ 3,383
Housewares - 0 .03%
Newell Brands Inc 59,606 1,607
Insurance - 3 .31%
Aflac Inc 101,010 5,427
Allstate Corp/The 47,773 6,058
American International Group Inc 136,406 6,609
Aon PLC 35,645 8,963
Arthur J Gallagher & Co 30,559 4,429
Assurant Inc 9,133 1,421
Berkshire Hathaway Inc - Class B
(d)
300,749 82,692
Chubb Ltd 71,015 12,185
Cincinnati Financial Corp 23,647 2,665
Everest Re Group Ltd 6,308 1,747
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Globe Life Inc 14,988 $ 1,536
Hartford Financial Services Group Inc/The 56,392 3,720
Lincoln National Corp 28,462 1,825
Loews Corp 35,804 1,996
Marsh & McLennan Cos Inc 80,158 10,877
MetLife Inc 118,574 7,545
Principal Financial Group Inc 39,991 2,554
Progressive Corp/The 92,392 9,308
Prudential Financial Inc 62,620 6,284
Travelers Cos Inc/The 39,782 6,153
Unum Group 32,135 908
W R Berkley Corp 22,101 1,762
Willis Towers Watson PLC 20,343 5,266
$ 191,930
Internet - 11 .41%
Alphabet Inc - A Shares
(d)
47,437 111,643
Alphabet Inc - C Shares
(d)
45,467 109,581
Amazon.com Inc
(d)
67,516 234,106
Booking Holdings Inc
(d)
6,462 15,936
CDW Corp/DE 22,239 3,966
eBay Inc 101,962 5,688
Etsy Inc
(d)
19,882 3,952
Expedia Group Inc
(d)
21,821 3,846
F5 Networks Inc
(d)
9,725 1,816
Facebook Inc
(d)
379,419 123,342
Netflix Inc
(d)
69,860 35,871
NortonLifeLock Inc 91,785 1,984
Twitter Inc
(d)
125,895 6,952
VeriSign Inc
(d)
15,699 3,434
$ 662,117
Iron & Steel - 0 .07%
Nucor Corp 47,012 3,867
Leisure Products & Services - 0 .14%
Carnival Corp
(d)
125,841 3,519
Norwegian Cruise Line Holdings Ltd
(d)
57,291 1,779
Royal Caribbean Cruises Ltd
(d)
34,531 3,002
$ 8,300
Lodging - 0 .34%
Hilton Worldwide Holdings Inc
(d)
43,788 5,635
Las Vegas Sands Corp
(d)
51,808 3,174
Marriott International Inc/MD
(d)
41,960 6,232
MGM Resorts International 64,785 2,638
Wynn Resorts Ltd
(d)
16,595 2,131
$ 19,810
Machinery - Construction & Mining - 0 .34%
Caterpillar Inc 86,012 19,620
Machinery - Diversified - 0 .73%
Deere & Co 49,440 18,335
Dover Corp 22,658 3,380
IDEX Corp 11,970 2,684
Ingersoll Rand Inc
(d)
58,787 2,905
Otis Worldwide Corp 64,300 5,007
Rockwell Automation Inc 18,322 4,842
Westinghouse Air Brake Technologies Corp 28,008 2,298
Xylem Inc/NY 28,448 3,148
$ 42,599
Media - 2 .10%
Charter Communications Inc
(d)
22,308 15,023
Comcast Corp - Class A 721,031 40,486
Discovery Inc - A Shares
(d),(e)
25,630 965
Discovery Inc - C Shares
(d)
45,692 1,476
DISH Network Corp
(d)
39,031 1,748
Fox Corp - A Shares 52,738 1,973
Fox Corp - B Shares 24,246 882
News Corp - A Shares 61,688 1,616
News Corp - B Shares 19,208 467
ViacomCBS Inc - Class B 92,674 3,802

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Walt Disney Co/The
(d)
286,327 $ 53,263
$ 121,701
Mining - 0 .28%
Freeport-McMoRan Inc 230,051 8,675
Newmont Corp 126,236 7,879
$ 16,554
Miscellaneous Manufacturers - 1 .25%
3M Co 91,344 18,008
A O Smith Corp 21,362 1,447
Eaton Corp PLC 62,794 8,975
General Electric Co 1,382,993 18,145
Illinois Tool Works Inc 45,453 10,475
Parker-Hannifin Corp 20,361 6,390
Textron Inc 35,793 2,299
Trane Technologies PLC 37,608 6,537
$ 72,276
Office & Business Equipment - 0 .07%
Zebra Technologies Corp
(d)
8,434 4,114
Oil & Gas - 2 .13%
APA Corp 59,600 1,192
Cabot Oil & Gas Corp 63,000 1,050
Chevron Corp 303,853 31,318
ConocoPhillips 213,687 10,928
Devon Energy Corp 93,428 2,184
Diamondback Energy Inc 28,518 2,331
EOG Resources Inc 92,047 6,778
Exxon Mobil Corp 667,760 38,223
Hess Corp 43,095 3,211
HollyFrontier Corp 23,568 825
Marathon Oil Corp 124,512 1,402
Marathon Petroleum Corp 102,727 5,717
Occidental Petroleum Corp 132,243 3,354
Phillips 66 68,898 5,575
Pioneer Natural Resources Co 32,453 4,992
Valero Energy Corp 64,444 4,766
$ 123,846
Oil & Gas Services - 0 .21%
Baker Hughes Co 114,982 2,309
Halliburton Co 140,166 2,742
NOV Inc
(d)
61,232 915
Schlumberger NV 220,553 5,966
$ 11,932
Packaging & Containers - 0 .23%
Amcor PLC 246,375 2,895
Ball Corp 51,725 4,843
Packaging Corp of America 14,958 2,209
Sealed Air Corp 24,436 1,207
Westrock Co 41,565 2,317
$ 13,471
Pharmaceuticals - 4 .87%
AbbVie Inc 278,538 31,057
AmerisourceBergen Corp 23,247 2,808
Becton Dickinson and Co 45,831 11,403
Bristol-Myers Squibb Co 353,397 22,059
Cardinal Health Inc 46,321 2,795
Cigna Corp 55,498 13,820
CVS Health Corp 206,844 15,803
Dexcom Inc
(d)
15,171 5,858
Eli Lilly & Co 125,476 22,933
Henry Schein Inc
(d)
22,472 1,629
Johnson & Johnson 414,630 67,473
McKesson Corp 25,079 4,704
Merck & Co Inc 399,115 29,734
Perrigo Co PLC 20,993 874
Pfizer Inc 879,776 34,003
Viatris Inc 190,396 2,532
Zoetis Inc 74,949 12,969
$ 282,454
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .23%
Kinder Morgan Inc 307,084 $ 5,236
ONEOK Inc 70,189 3,673
Williams Cos Inc/The 191,454 4,664
$ 13,573
Real Estate - 0 .08%
CBRE Group Inc
(d)
52,935 4,510
REITs - 2 .36%
Alexandria Real Estate Equities Inc 20,052 3,631
American Tower Corp 70,094 17,858
AvalonBay Communities Inc 22,008 4,226
Boston Properties Inc 22,364 2,446
Crown Castle International Corp 68,032 12,862
Digital Realty Trust Inc 44,342 6,842
Duke Realty Corp 58,955 2,743
Equinix Inc 14,084 10,151
Equity Residential 54,079 4,014
Essex Property Trust Inc 10,253 2,979
Extra Space Storage Inc 20,825 3,096
Federal Realty Investment Trust 11,016 1,243
Healthpeak Properties Inc 84,969 2,918
Host Hotels & Resorts Inc
(d)
111,258 2,020
Iron Mountain Inc 45,494 1,825
Kimco Realty Corp 68,209 1,432
Mid-America Apartment Communities Inc 18,043 2,839
Prologis Inc 116,643 13,592
Public Storage 23,986 6,744
Realty Income Corp 58,896 4,073
Regency Centers Corp 24,912 1,586
SBA Communications Corp 17,245 5,169
Simon Property Group Inc 51,816 6,308
UDR Inc 46,818 2,175
Ventas Inc 59,096 3,277
Vornado Realty Trust 24,750 1,132
Welltower Inc 65,835 4,940
Weyerhaeuser Co 117,948 4,573
$ 136,694
Retail - 5 .01%
Advance Auto Parts Inc 10,335 2,069
AutoZone Inc
(d)
3,500 5,124
Best Buy Co Inc 36,352 4,227
CarMax Inc
(d)
25,638 3,416
Chipotle Mexican Grill Inc
(d)
4,439 6,623
Costco Wholesale Corp 69,823 25,980
Darden Restaurants Inc 20,557 3,016
Dollar General Corp 38,644 8,299
Dollar Tree Inc
(d)
37,098 4,263
Domino's Pizza Inc 6,122 2,586
Gap Inc/The 32,449 1,074
Genuine Parts Co 22,777 2,846
Home Depot Inc/The 169,816 54,964
L Brands Inc
(d)
36,848 2,428
Lowe's Cos Inc 115,303 22,628
McDonald's Corp 117,601 27,763
O'Reilly Automotive Inc
(d)
11,075 6,123
Ross Stores Inc 56,154 7,353
Starbucks Corp 185,699 21,261
Target Corp 79,005 16,375
TJX Cos Inc/The 189,379 13,446
Tractor Supply Co 18,345 3,460
Ulta Beauty Inc
(d)
8,888 2,927
Walgreens Boots Alliance Inc 113,119 6,007
Walmart Inc 218,673 30,594
Yum! Brands Inc 47,329 5,657
$ 290,509
Savings & Loans - 0 .02%
People's United Financial Inc 67,119 1,217

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .09%
Advanced Micro Devices Inc
(d)
191,141 $ 15,601
Analog Devices Inc 58,187 8,912
Applied Materials Inc 144,746 19,209
Broadcom Inc 64,392 29,376
Intel Corp 640,870 36,869
IPG Photonics Corp
(d)
5,656 1,228
KLA Corp 24,304 7,664
Lam Research Corp 22,542 13,986
Maxim Integrated Products Inc 42,278 3,974
Microchip Technology Inc 42,472 6,383
Micron Technology Inc
(d)
176,452 15,187
Monolithic Power Systems Inc 6,765 2,445
NVIDIA Corp 97,795 58,714
NXP Semiconductors NV 43,694 8,412
Qorvo Inc
(d)
17,866 3,362
QUALCOMM Inc 179,185 24,871
Skyworks Solutions Inc 26,010 4,716
Teradyne Inc 26,293 3,289
Texas Instruments Inc 145,152 26,201
Xilinx Inc 38,766 4,961
$ 295,360
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 6,350 1,348
Software - 9 .32%
Activision Blizzard Inc 122,204 11,144
Adobe Inc
(d)
75,607 38,434
Akamai Technologies Inc
(d)
25,744 2,798
ANSYS Inc
(d)
13,684 5,004
Autodesk Inc
(d)
34,685 10,125
Broadridge Financial Solutions Inc 18,266 2,898
Cadence Design Systems Inc
(d)
44,003 5,798
Cerner Corp 48,313 3,626
Citrix Systems Inc 19,395 2,402
Electronic Arts Inc 45,368 6,446
Fidelity National Information Services Inc 97,972 14,980
Fiserv Inc
(d)
90,812 10,908
Intuit Inc 43,195 17,803
Jack Henry & Associates Inc 12,000 1,954
Microsoft Corp 1,189,656 300,007
MSCI Inc 13,026 6,328
Oracle Corp 292,554 22,173
Paychex Inc 50,626 4,935
Paycom Software Inc
(d)
7,742 2,976
PTC Inc
(d)
16,575 2,170
Roper Technologies Inc 16,553 7,390
salesforce.com Inc
(d)
144,757 33,340
ServiceNow Inc
(d)
30,933 15,664
Synopsys Inc
(d)
24,034 5,938
Take-Two Interactive Software Inc
(d)
18,168 3,186
Tyler Technologies Inc
(d)
6,401 2,720
$ 541,147
Telecommunications - 2 .34%
Arista Networks Inc
(d)
8,669 2,732
AT&T Inc 1,124,915 35,333
Cisco Systems Inc/Delaware 665,916 33,902
Corning Inc 121,197 5,358
Juniper Networks Inc 51,764 1,314
Lumen Technologies Inc 155,708 1,998
Motorola Solutions Inc 26,661 5,020
T-Mobile US Inc
(d)
92,134 12,174
Verizon Communications Inc 652,722 37,721
$ 135,552
Textiles - 0 .03%
Mohawk Industries Inc
(d)
9,305 1,912
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 20,148 2,004
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .66%
CH Robinson Worldwide Inc 21,107 $ 2,049
CSX Corp 120,272 12,118
Expeditors International of Washington Inc 26,715 2,935
FedEx Corp 38,467 11,167
JB Hunt Transport Services Inc 13,172 2,249
Kansas City Southern 14,330 4,187
Norfolk Southern Corp 39,736 11,096
Old Dominion Freight Line Inc 15,125 3,899
Union Pacific Corp 105,654 23,465
United Parcel Service Inc 113,490 23,136
$ 96,301
Water - 0 .08%
American Water Works Co Inc 28,619 4,464
TOTAL COMMON STOCKS $ 5,580,689
Total Investments $ 5,792,321
Other Assets and Liabilities -  0.19% 11,070
TOTAL NET ASSETS - 100.00% $ 5,803,391
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $983 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $956 or 0.02% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 21 .54%
Consumer, Non-cyclical 19 .08%
Communications 15 .93%
Financial 14 .91%
Consumer, Cyclical 9 .38%
Industrial 8 .07%
Money Market Funds 3 .31%
Energy 2 .62%
Utilities 2 .54%
Basic Materials 2 .09%
Investment Companies 0 .34%
Other Assets and Liabilities
0 .19%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 79,783 $ 1,072,455 $ 961,402 $ 190,836
$ 79,783 $ 1,072,455 $ 961,402 $ 190,836
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2021 Long 966 $ 201,624 $ 9,275
Total $ 9,275
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .68 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .34%
iShares Russell 1000 Value ETF 71,561 $ 11,275
Money Market Funds - 5 .34%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
652,095 652
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
176,766,183 176,766
$ 177,418
TOTAL INVESTMENT COMPANIES $ 188,693
COMMON STOCKS - 98 .01 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 10,247 $ 326
Omnicom Group Inc 5,606 461
$ 787
Aerospace & Defense - 3 .33%
Boeing Co/The
(d)
14,072 3,297
General Dynamics Corp 179,641 34,173
HEICO Corp 247 35
HEICO Corp - Class A 427 54
Hexcel Corp
(d)
2,192 124
Howmet Aerospace Inc
(d)
10,413 333
L3Harris Technologies Inc 123,454 25,830
Mercury Systems Inc
(d)
199 15
Northrop Grumman Corp 331 117
Raytheon Technologies Corp 545,188 45,382
Spirit AeroSystems Holdings Inc 2,915 133
Teledyne Technologies Inc
(d)
956 428
TransDigm Group Inc
(d)
1,069 656
$ 110,577
Agriculture - 0 .19%
Altria Group Inc 27,729 1,324
Archer-Daniels-Midland Co 14,622 923
Bunge Ltd 3,637 307
Philip Morris International Inc 41,005 3,896
$ 6,450
Airlines - 0 .09%
Alaska Air Group Inc
(d)
3,156 218
American Airlines Group Inc
(d)
16,247 353
Copa Holdings SA
(d)
931 81
Delta Air Lines Inc
(d)
16,827 789
JetBlue Airways Corp
(d)
8,124 165
Southwest Airlines Co
(d)
15,555 977
United Airlines Holdings Inc
(d)
8,195 446
$ 3,029
Apparel - 0 .65%
Capri Holdings Ltd
(d)
3,738 206
Carter's Inc 1,124 122
Columbia Sportswear Co 800 87
Hanesbrands Inc 9,128 192
PVH Corp
(d)
1,848 209
Ralph Lauren Corp
(d)
146,302 19,501
Skechers USA Inc
(d)
3,522 171
Tapestry Inc
(d)
7,296 349
Under Armour Inc - Class A
(d)
5,243 128
Under Armour Inc - Class C
(d)
5,274 105
VF Corp 7,998 701
$ 21,771
Automobile Manufacturers - 0 .96%
Cummins Inc 3,889 980
Ford Motor Co
(d)
102,703 1,185
General Motors Co
(d)
505,983 28,952
PACCAR Inc 8,950 805
$ 31,922
Automobile Parts & Equipment - 0 .05%
Allison Transmission Holdings Inc 1,156 48
Aptiv PLC
(d)
7,065 1,017
BorgWarner Inc 5,457 265
Gentex Corp 6,471 228
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Lear Corp 1,575 $ 289
$ 1,847
Banks - 11 .56%
Associated Banc-Corp 4,218 92
Bank of America Corp 813,522 32,972
Bank of Hawaii Corp 1,097 100
Bank of New York Mellon Corp/The 21,090 1,052
Bank OZK 3,219 132
BOK Financial Corp 875 77
Citigroup Inc 580,600 41,362
Citizens Financial Group Inc 11,244 520
Comerica Inc 3,666 276
Commerce Bancshares Inc/MO 2,781 216
Cullen/Frost Bankers Inc 1,472 177
East West Bancorp Inc 3,716 283
Fifth Third Bancorp 18,773 761
First Citizens BancShares Inc/NC 172 149
First Hawaiian Inc 3,609 99
First Horizon Corp 14,336 262
First Republic Bank/CA 4,490 823
FNB Corp/PA 8,936 115
Goldman Sachs Group Inc/The 233,906 81,505
Huntington Bancshares Inc/OH 26,596 407
JPMorgan Chase & Co 411,043 63,223
KeyCorp 25,638 558
M&T Bank Corp 3,376 532
Morgan Stanley 36,882 3,045
Northern Trust Corp 157,960 17,976
PacWest Bancorp 3,248 141
Pinnacle Financial Partners Inc 1,945 170
PNC Financial Services Group Inc/The 11,204 2,095
Popular Inc 2,287 169
Prosperity Bancshares Inc 2,352 173
Regions Financial Corp 25,348 553
Signature Bank/New York NY 1,479 372
State Street Corp 9,286 780
SVB Financial Group
(d)
1,355 775
Synovus Financial Corp 3,856 181
TCF Financial Corp 3,973 181
Truist Financial Corp 35,596 2,111
Umpqua Holdings Corp 6,117 114
US Bancorp 859,380 51,004
Webster Financial Corp 2,353 124
Wells Fargo & Co 1,134,295 51,100
Western Alliance Bancorp 258,157 27,124
Wintrust Financial Corp 1,589 122
Zions Bancorp NA 4,255 237
$ 384,240
Beverages - 1 .99%
Brown-Forman Corp - A Shares 131 9
Brown-Forman Corp - B Shares 779 59
Coca-Cola Co/The 42,214 2,279
Coca-Cola European Partners PLC 627,363 35,647
Constellation Brands Inc 4,210 1,012
Keurig Dr Pepper Inc 18,414 660
Molson Coors Beverage Co
(d)
4,602 253
PepsiCo Inc 181,859 26,217
$ 66,136
Biotechnology - 1 .51%
Acceleron Pharma Inc
(d)
60 7
Alexion Pharmaceuticals Inc
(d)
4,745 800
Berkeley Lights Inc
(d)
91 4
Biogen Inc
(d)
2,820 754
BioMarin Pharmaceutical Inc
(d)
491 38
Bio-Rad Laboratories Inc
(d)
558 352
Bluebird Bio Inc
(d)
1,042 31
Certara Inc
(d)
336 11
Corteva Inc 929,607 45,328
Exact Sciences Corp
(d)
539 71

Schedule of Investments
LargeCap Value Fund III
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Exelixis Inc
(d)
5,102 $ 126
Gilead Sciences Inc 33,198 2,107
Ionis Pharmaceuticals Inc
(d)
1,745 75
Maravai LifeSciences Holdings Inc
(d)
408 16
Nektar Therapeutics
(d)
4,819 95
Royalty Pharma PLC
(e)
4,833 213
Sage Therapeutics Inc
(d)
1,245 98
Sana Biotechnology Inc
(d)
161 3
United Therapeutics Corp
(d)
1,141 230
$ 50,359
Building Materials - 0 .15%
Armstrong World Industries Inc 873 90
AZEK Co Inc/The
(d)
2,013 97
Carrier Global Corp 14,693 640
Eagle Materials Inc
(d)
1,080 149
Fortune Brands Home & Security Inc 3,629 381
Johnson Controls International plc 19,167 1,195
Lennox International Inc 906 304
Martin Marietta Materials Inc 1,635 577
Masco Corp 6,872 439
MDU Resources Group Inc 5,258 176
Owens Corning 2,816 273
Vulcan Materials Co 3,482 621
$ 4,942
Chemicals - 1 .83%
Air Products and Chemicals Inc 5,094 1,470
Albemarle Corp 3,004 505
Ashland Global Holdings Inc 1,453 125
Axalta Coating Systems Ltd
(d)
5,552 177
Cabot Corp 1,551 85
Celanese Corp 2,994 469
CF Industries Holdings Inc 5,629 274
Chemours Co/The 4,306 130
Dow Inc 19,602 1,225
DuPont de Nemours Inc 14,181 1,094
Eastman Chemical Co 3,573 412
Ecolab Inc 5,268 1,181
Element Solutions Inc 6,038 132
FMC Corp 2,740 324
Huntsman Corp 5,282 151
International Flavors & Fragrances Inc 327,849 46,611
Linde PLC 13,843 3,957
LyondellBasell Industries NV 6,766 702
Mosaic Co/The 9,108 320
NewMarket Corp 26 9
Olin Corp 3,760 162
PPG Industries Inc 6,223 1,066
RPM International Inc 615 58
Valvoline Inc 4,888 153
W R Grace & Co 1,052 72
Westlake Chemical Corp 946 89
$ 60,953
Commercial Services - 2 .41%
2U Inc
(d)
1,205 47
ADT Inc 3,566 33
AMERCO 235 140
Aramark 1,235,090 48,008
Automatic Data Processing Inc 1,585 296
Bright Horizons Family Solutions Inc
(d)
487 71
Cintas Corp 264 91
CoreLogic Inc/United States 1,821 145
Driven Brands Holdings Inc
(d)
796 23
Dun & Bradstreet Holdings Inc
(d)
1,862 44
Equifax Inc 820 188
Euronet Worldwide Inc
(d)
1,319 189
FTI Consulting Inc
(d)
956 133
Global Payments Inc 7,862 1,688
Graham Holdings Co 104 66
Grand Canyon Education Inc
(d)
1,225 133
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
H&R Block Inc 1,290 $ 29
IHS Markit Ltd 4,762 512
John Wiley & Sons Inc 1,258 72
Macquarie Infrastructure Corp 2,045 68
ManpowerGroup Inc 1,521 184
Morningstar Inc 68 18
Nielsen Holdings PLC 9,393 241
Quanta Services Inc 258,770 25,008
Robert Half International Inc 2,938 257
Rollins Inc 572 21
S&P Global Inc 2,608 1,018
Sabre Corp
(d)
8,358 125
Service Corp International/US 4,581 245
Terminix Global Holdings Inc
(d)
3,486 177
TransUnion 494 52
United Rentals Inc
(d)
1,895 606
WEX Inc
(d)
1,039 213
$ 80,141
Computers - 1 .39%
Amdocs Ltd 3,495 268
CACI International Inc
(d)
546 139
Cognizant Technology Solutions Corp 470,621 37,838
Crowdstrike Holdings Inc
(d)
1,089 227
Dell Technologies Inc
(d)
6,403 630
DXC Technology Co
(d)
6,685 220
Genpact Ltd 3,018 143
Hewlett Packard Enterprise Co 33,926 544
HP Inc 33,974 1,159
International Business Machines Corp 23,485 3,332
Leidos Holdings Inc 3,201 324
Lumentum Holdings Inc
(d)
1,756 149
McAfee Corp 277 7
NCR Corp
(d)
3,535 162
NetApp Inc 2,669 199
Pure Storage Inc
(d)
2,867 58
Science Applications International Corp 1,328 119
Western Digital Corp
(d)
7,914 559
$ 46,077
Consumer Products - 0 .05%
Avery Dennison Corp 1,283 275
Clorox Co/The 962 175
Kimberly-Clark Corp 8,973 1,196
Reynolds Consumer Products Inc 738 22
Spectrum Brands Holdings Inc 1,180 104
$ 1,772
Cosmetics & Personal Care - 0 .20%
Colgate-Palmolive Co 22,269 1,797
Coty Inc
(d)
8,234 83
Estee Lauder Cos Inc/The 613 192
Procter & Gamble Co/The 35,564 4,745
$ 6,817
Distribution & Wholesale - 0 .04%
Fastenal Co 2,852 149
IAA Inc
(d)
2,690 169
LKQ Corp
(d)
7,989 373
Univar Solutions Inc
(d)
4,641 108
Watsco Inc 855 251
WW Grainger Inc 308 134
$ 1,184
Diversified Financial Services - 4 .79%
Affiliated Managers Group Inc 1,232 199
Air Lease Corp 2,808 131
Alliance Data Systems Corp 1,227 145
Ally Financial Inc 9,858 507
American Express Co 176,878 27,124
Ameriprise Financial Inc 3,111 804
Apollo Global Management Inc 2,263 125
BlackRock Inc 3,889 3,186
Capital One Financial Corp 191,049 28,482

Schedule of Investments
LargeCap Value Fund III
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Cboe Global Markets Inc 2,256 $ 235
Charles Schwab Corp/The 562,357 39,590
CME Group Inc 9,378 1,894
Credit Acceptance Corp
(d),(e)
232 92
Discover Financial Services 8,085 922
Evercore Inc - Class A 1,035 145
Franklin Resources Inc 7,145 214
Interactive Brokers Group Inc - A Shares 1,896 136
Intercontinental Exchange Inc 221,718 26,098
Invesco Ltd 9,943 268
Jefferies Financial Group Inc 5,981 194
Lazard Ltd 2,657 120
LendingTree Inc
(d)
9 2
LPL Financial Holdings Inc 1,898 297
Nasdaq Inc 3,016 487
OneMain Holdings Inc 1,807 103
Raymond James Financial Inc 3,231 423
Rocket Cos Inc 1,639 37
Santander Consumer USA Holdings Inc 1,895 64
SEI Investments Co 3,037 187
SLM Corp 7,509 148
Synchrony Financial 15,383 673
T Rowe Price Group Inc 4,449 797
Tradeweb Markets Inc 269 22
Upstart Holdings Inc
(d)
289 31
Virtu Financial Inc 147 4
Visa Inc 107,950 25,213
Western Union Co/The 8,720 225
$ 159,324
Electric - 3 .28%
AES Corp/The 17,448 485
Alliant Energy Corp 6,589 370
Ameren Corp 6,493 551
American Electric Power Co Inc 13,115 1,163
Avangrid Inc 1,580 80
CenterPoint Energy Inc 13,290 325
CMS Energy Corp 7,534 485
Consolidated Edison Inc 9,027 699
Dominion Energy Inc 21,511 1,719
DTE Energy Co 180,469 25,270
Duke Energy Corp 19,416 1,955
Edison International 224,136 13,325
Entergy Corp 5,298 579
Evergy Inc 5,969 382
Eversource Energy 9,045 780
Exelon Corp 534,490 24,020
FirstEnergy Corp 14,306 542
Hawaiian Electric Industries Inc 2,818 121
IDACORP Inc 1,325 136
NextEra Energy Inc 369,244 28,620
NRG Energy Inc 4,188 150
OGE Energy Corp 5,270 177
PG&E Corp
(d)
34,887 395
Pinnacle West Capital Corp 2,964 251
PPL Corp 20,344 593
Public Service Enterprise Group Inc 13,337 842
Sempra Energy 7,637 1,051
Southern Co/The 27,916 1,847
Vistra Corp 12,871 217
WEC Energy Group Inc 8,333 810
Xcel Energy Inc 13,873 989
$ 108,929
Electrical Components & Equipment - 0 .08%
Acuity Brands Inc 941 175
AMETEK Inc 6,043 815
Emerson Electric Co 15,722 1,423
Energizer Holdings Inc 252 12
Generac Holdings Inc
(d)
153 50
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment (continued)
Littelfuse Inc 615 $ 163
$ 2,638
Electronics - 1 .34%
Agilent Technologies Inc 7,338 981
Allegion plc 845 113
Amphenol Corp 6,188 417
Arrow Electronics Inc
(d)
1,946 222
Avnet Inc 2,728 120
Coherent Inc
(d)
92 24
FLIR Systems Inc 166,345 9,976
Fortive Corp 7,845 556
Garmin Ltd 3,944 541
Honeywell International Inc 129,062 28,786
Hubbell Inc 1,418 272
Jabil Inc 3,138 164
Keysight Technologies Inc
(d)
3,271 472
Mettler-Toledo International Inc
(d)
39 51
National Instruments Corp 3,396 141
nVent Electric PLC 4,095 125
Sensata Technologies Holding PLC
(d)
4,064 235
SYNNEX Corp 1,091 132
Trimble Inc
(d)
6,578 539
Vontier Corp
(d)
4,027 126
Waters Corp
(d)
1,490 447
Woodward Inc 1,460 182
$ 44,622
Energy - Alternate Sources - 0 .01%
Array Technologies Inc
(d)
2,644 75
First Solar Inc
(d)
2,421 185
Shoals Technologies Group Inc
(d)
2,153 69
$ 329
Engineering & Construction - 1 .63%
AECOM
(d)
599,386 39,817
frontdoor Inc
(d)
1,873 100
Jacobs Engineering Group Inc 105,730 14,127
$ 54,044
Entertainment - 0 .02%
Lions Gate Entertainment Corp - A shares
(d)
1,307 19
Lions Gate Entertainment Corp - B shares
(d)
3,233 41
Madison Square Garden Entertainment Corp
(d)
527 48
Madison Square Garden Sports Corp
(d)
491 91
Six Flags Entertainment Corp
(d)
1,919 90
Vail Resorts Inc
(d)
964 313
$ 602
Environmental Control - 0 .08%
Clean Harbors Inc
(d)
1,353 120
Pentair PLC 4,350 281
Republic Services Inc 5,533 588
Stericycle Inc
(d)
2,402 183
Waste Management Inc 9,713 1,340
$ 2,512
Food - 0 .27%
Albertsons Cos Inc
(e)
2,555 47
Beyond Meat Inc
(d),(e)
326 43
Campbell Soup Co 2,585 123
Conagra Brands Inc 12,864 477
Flowers Foods Inc 5,139 123
General Mills Inc 16,031 976
Grocery Outlet Holding Corp
(d)
1,008 41
Hain Celestial Group Inc/The
(d)
2,262 93
Hershey Co/The 884 145
Hormel Foods Corp 7,363 340
Ingredion Inc 1,768 165
J M Smucker Co/The 2,912 381
Kellogg Co 4,374 273
Kraft Heinz Co/The 17,095 706
Kroger Co/The 19,941 729
Lamb Weston Holdings Inc 2,964 239

Schedule of Investments
LargeCap Value Fund III
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
McCormick & Co Inc/MD 2,877 $ 260
Mondelez International Inc 36,807 2,238
Pilgrim's Pride Corp
(d)
714 17
Post Holdings Inc
(d)
1,673 190
Seaboard Corp 8 29
Sprouts Farmers Market Inc
(d)
412 11
Sysco Corp 3,679 312
TreeHouse Foods Inc
(d)
1,564 74
Tyson Foods Inc 7,586 588
US Foods Holding Corp
(d)
5,795 240
$ 8,860
Forest Products & Paper - 0 .02%
International Paper Co 10,377 602
Gas - 0 .03%
Atmos Energy Corp 3,288 340
National Fuel Gas Co 2,178 108
NiSource Inc 10,101 263
UGI Corp 5,486 240
$ 951
Hand & Machine Tools - 1 .21%
Lincoln Electric Holdings Inc 856 110
MSA Safety Inc 741 119
Regal Beloit Corp 1,064 154
Snap-on Inc 1,416 336
Stanley Black & Decker Inc 190,497 39,389
$ 40,108
Healthcare - Products - 3 .31%
Abbott Laboratories 234,267 28,131
Baxter International Inc 7,813 670
Bio-Techne Corp 45 19
Boston Scientific Corp
(d)
37,694 1,643
Bruker Corp 1,649 113
Cooper Cos Inc/The 1,127 463
Danaher Corp 16,498 4,190
DENTSPLY SIRONA Inc 5,764 389
Envista Holdings Corp
(d)
4,206 182
Globus Medical Inc
(d)
1,950 140
Haemonetics Corp
(d)
73 5
Hill-Rom Holdings Inc 1,545 170
Hologic Inc
(d)
2,035 133
ICU Medical Inc
(d)
397 83
Integra LifeSciences Holdings Corp
(d)
1,879 139
Medtronic PLC 517,963 67,812
PerkinElmer Inc 2,363 306
QIAGEN NV
(d)
5,927 285
STERIS PLC 2,097 443
Stryker Corp 6,166 1,619
Tandem Diabetes Care Inc
(d)
123 11
Teleflex Inc 451 191
Thermo Fisher Scientific Inc 4,311 2,027
Zimmer Biomet Holdings Inc 5,463 968
$ 110,132
Healthcare - Services - 3 .57%
Acadia Healthcare Co Inc
(d)
2,312 141
American Well Corp
(d)
250 4
Anthem Inc 118,776 45,062
Catalent Inc
(d)
4,273 481
Centene Corp
(d)
10,694 660
Charles River Laboratories International Inc
(d)
156 52
DaVita Inc
(d)
1,673 195
Encompass Health Corp 1,404 119
HCA Healthcare Inc 3,369 677
Humana Inc 2,102 936
IQVIA Holdings Inc
(d)
3,113 731
Laboratory Corp of America Holdings
(d)
2,413 641
Molina Healthcare Inc
(d)
505 129
Oak Street Health Inc
(d)
1,110 68
PPD Inc
(d)
448 21
Quest Diagnostics Inc 3,524 465
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Sotera Health Co
(d)
564 $ 14
Syneos Health Inc
(d)
1,918 163
Teladoc Health Inc
(d)
222 38
UnitedHealth Group Inc 169,994 67,794
Universal Health Services Inc 1,940 288
$ 118,679
Home Builders - 0 .82%
DR Horton Inc 8,724 857
Lennar Corp - A Shares 242,434 25,116
Lennar Corp - B Shares 354 29
NVR Inc
(d)
80 401
PulteGroup Inc 7,055 417
Thor Industries Inc 1,452 206
Toll Brothers Inc 3,049 191
$ 27,217
Home Furnishings - 0 .02%
Dolby Laboratories Inc 1,462 148
Leggett & Platt Inc 3,479 173
Tempur Sealy International Inc 1,365 52
Whirlpool Corp 1,606 380
$ 753
Housewares - 0 .01%
Newell Brands Inc 10,128 273
Scotts Miracle-Gro Co/The 56 13
$ 286
Insurance - 5 .47%
Aflac Inc 18,040 969
Alleghany Corp
(d)
331 225
Allstate Corp/The 8,005 1,015
American Financial Group Inc/OH 1,940 238
American International Group Inc 1,507,622 73,044
American National Group Inc 146 17
Arch Capital Group Ltd
(d)
10,375 412
Arthur J Gallagher & Co 4,965 720
Assurant Inc 1,569 244
Assured Guaranty Ltd 2,055 104
Athene Holding Ltd
(d)
3,043 182
Axis Capital Holdings Ltd 1,989 111
Berkshire Hathaway Inc - Class B
(d)
162,031 44,550
Brighthouse Financial Inc
(d)
2,320 109
Brown & Brown Inc 5,886 313
Chubb Ltd 187,792 32,223
Cincinnati Financial Corp 3,947 445
CNA Financial Corp 792 37
Equitable Holdings Inc 10,727 367
Erie Indemnity Co 300 64
Everest Re Group Ltd 1,052 291
Fidelity National Financial Inc 7,249 331
First American Financial Corp 2,857 184
Globe Life Inc 2,765 283
GoHealth Inc
(d)
721 9
Hanover Insurance Group Inc/The 994 137
Hartford Financial Services Group Inc/The 9,432 622
Kemper Corp 1,624 127
Lemonade Inc
(d),(e)
876 79
Lincoln National Corp 4,449 285
Loews Corp 5,979 333
Markel Corp
(d)
358 421
Marsh & McLennan Cos Inc 2,977 404
Mercury General Corp 771 48
MetLife Inc 19,928 1,268
MGIC Investment Corp 8,847 135
Old Republic International Corp 7,463 184
Primerica Inc 443 71
Progressive Corp/The 10,994 1,108
Prudential Financial Inc 10,441 1,048
Reinsurance Group of America Inc 1,785 233
RenaissanceRe Holdings Ltd 851 144
Travelers Cos Inc/The 6,675 1,032

Schedule of Investments
LargeCap Value Fund III
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Unum Group 5,362 $ 152
Voya Financial Inc 3,308 224
W R Berkley Corp 3,671 293
White Mountains Insurance Group Ltd 85 99
Willis Towers Watson PLC 64,735 16,758
$ 181,692
Internet - 1 .14%
Alphabet Inc - A Shares
(d)
12,468 29,343
Alphabet Inc - C Shares
(d)
1,722 4,150
eBay Inc 1,598 89
Expedia Group Inc
(d)
3,226 569
F5 Networks Inc
(d)
1,601 299
FireEye Inc
(d)
4,718 94
Grubhub Inc
(d)
2,186 149
Leslie's Inc
(d)
1,245 35
Lyft Inc
(d)
6,507 362
Pinterest Inc
(d)
1,796 119
TripAdvisor Inc
(d)
2,799 132
Twitter Inc
(d)
20,549 1,135
Uber Technologies Inc
(d)
8,324 456
VeriSign Inc
(d)
1,094 239
Wayfair Inc
(d)
182 54
Zillow Group Inc - A Shares
(d)
1,349 180
Zillow Group Inc - C Shares
(d)
3,396 442
$ 37,847
Iron & Steel - 0 .04%
Nucor Corp 7,949 654
Reliance Steel & Aluminum Co 1,668 267
Steel Dynamics Inc 5,345 290
$ 1,211
Leisure Products & Services - 0 .07%
Brunswick Corp/DE 2,077 223
Carnival Corp
(d)
15,956 446
Harley-Davidson Inc 4,033 195
Norwegian Cruise Line Holdings Ltd
(d)
9,557 297
Peloton Interactive Inc
(d)
5,069 499
Planet Fitness Inc
(d)
961 81
Polaris Inc 1,367 191
Royal Caribbean Cruises Ltd
(d)
5,203 452
Virgin Galactic Holdings Inc
(d),(e)
187 4
$ 2,388
Lodging - 0 .68%
Choice Hotels International Inc 911 104
Extended Stay America Inc 4,916 98
Hilton Worldwide Holdings Inc
(d)
7,200 927
Hyatt Hotels Corp
(d)
973 80
Las Vegas Sands Corp
(d)
315,331 19,317
Marriott International Inc/MD
(d)
7,090 1,053
MGM Resorts International 12,417 505
Travel + Leisure Co 2,212 143
Wyndham Hotels & Resorts Inc 2,411 176
Wynn Resorts Ltd
(d)
2,077 267
$ 22,670
Machinery - Construction & Mining - 0 .11%
BWX Technologies Inc 996 66
Caterpillar Inc 14,312 3,265
Oshkosh Corp 1,784 222
$ 3,553
Machinery - Diversified - 2 .60%
AGCO Corp 1,624 237
Colfax Corp
(d)
2,915 132
Crane Co 1,355 127
Curtiss-Wright Corp 1,090 139
Deere & Co 117,478 43,567
Dover Corp 3,786 565
Flowserve Corp 3,431 136
Gates Industrial Corp PLC
(d)
1,757 30
Graco Inc 2,172 167
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
GrafTech International Ltd 4,482 $ 57
IDEX Corp 1,981 444
Ingersoll Rand Inc
(d)
9,139 452
Middleby Corp/The
(d)
144,608 26,220
Nordson Corp 308 65
Otis Worldwide Corp 10,768 839
Rockwell Automation Inc 1,569 415
Toro Co/The 318 36
Westinghouse Air Brake Technologies Corp 148,759 12,208
Xylem Inc/NY 4,713 522
$ 86,358
Media - 3 .30%
Altice USA Inc
(d)
803,566 29,178
Charter Communications Inc
(d)
360 242
Comcast Corp - Class A 765,519 42,984
Discovery Inc - A Shares
(d),(e)
4,115 155
Discovery Inc - C Shares
(d)
8,179 264
DISH Network Corp
(d)
6,482 290
Fox Corp - A Shares 8,949 335
Fox Corp - B Shares 4,220 154
Liberty Broadband Corp - A Shares
(d)
650 103
Liberty Broadband Corp - C Shares
(d)
4,212 685
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
517 21
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,225 245
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
2,044 92
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
4,045 183
New York Times Co/The 4,290 195
News Corp - A Shares 10,233 268
News Corp - B Shares 3,534 86
Nexstar Media Group Inc 408 60
Sirius XM Holdings Inc
(e)
13,073 80
ViacomCBS Inc - Class A
(e)
241 11
ViacomCBS Inc - Class B 14,799 607
Walt Disney Co/The
(d)
180,827 33,638
$ 109,876
Metal Fabrication & Hardware - 0 .01%
Timken Co/The 1,667 140
Valmont Industries Inc 549 135
$ 275
Mining - 0 .85%
Freeport-McMoRan Inc 713,001 26,887
Newmont Corp 21,211 1,324
Royal Gold Inc 544 61
Southern Copper Corp 2,171 151
$ 28,423
Miscellaneous Manufacturers - 1 .42%
3M Co 5,045 995
A O Smith Corp 3,496 237
Carlisle Cos Inc 1,418 272
Donaldson Co Inc 2,998 188
Eaton Corp PLC 269,813 38,564
General Electric Co 229,559 3,012
Illinois Tool Works Inc 4,628 1,067
ITT Inc 2,275 214
Parker-Hannifin Corp 3,374 1,059
Textron Inc 6,007 386
Trane Technologies PLC 6,302 1,095
Trinity Industries Inc 2,529 70
$ 47,159
Office & Business Equipment - 0 .00%
Xerox Holdings Corp 4,769 115
Zebra Technologies Corp
(d)
130 64
$ 179

Schedule of Investments
LargeCap Value Fund III
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 6 .19%
APA Corp 9,890 $ 198
Cabot Oil & Gas Corp 10,337 172
Chevron Corp 473,318 48,784
Cimarex Energy Co 2,649 175
ConocoPhillips 486,243 24,867
Continental Resources Inc/OK 2,326 63
Devon Energy Corp 15,534 363
Diamondback Energy Inc 4,468 365
EOG Resources Inc 260,802 19,206
EQT Corp
(d)
6,712 128
Exxon Mobil Corp 111,532 6,384
Helmerich & Payne Inc 2,908 75
Hess Corp 350,320 26,102
HollyFrontier Corp 3,935 138
Marathon Oil Corp 20,258 228
Marathon Petroleum Corp 17,083 951
Murphy Oil Corp 4,241 72
Occidental Petroleum Corp 22,119 561
Phillips 66 540,714 43,749
Pioneer Natural Resources Co 5,325 819
Valero Energy Corp 435,978 32,246
$ 205,646
Oil & Gas Services - 0 .06%
Baker Hughes Co 17,320 348
Halliburton Co 23,108 452
NOV Inc
(d)
10,186 152
Schlumberger NV 36,677 992
$ 1,944
Packaging & Containers - 0 .08%
Amcor PLC 35,933 422
AptarGroup Inc 1,689 255
Ardagh Group SA 412 11
Ball Corp 597 56
Berry Global Group Inc
(d)
2,307 147
Crown Holdings Inc 3,061 336
Graphic Packaging Holding Co 5,729 106
Packaging Corp of America 2,469 365
Sealed Air Corp 4,098 202
Silgan Holdings Inc 2,191 92
Sonoco Products Co 2,638 173
Westrock Co 6,766 377
$ 2,542
Pharmaceuticals - 4 .71%
AbbVie Inc 2,789 311
Agios Pharmaceuticals Inc
(d)
1,545 86
Alkermes PLC
(d)
4,390 97
AmerisourceBergen Corp 1,996 241
Becton Dickinson and Co 131,873 32,811
Bristol-Myers Squibb Co 38,129 2,380
Cigna Corp 6,615 1,647
CVS Health Corp 994,790 76,002
Elanco Animal Health Inc
(d)
11,978 380
Henry Schein Inc
(d)
3,759 273
Herbalife Nutrition Ltd
(d)
2,046 94
Horizon Therapeutics Plc
(d)
306 29
Jazz Pharmaceuticals PLC
(d)
1,418 233
Johnson & Johnson 211,848 34,474
McKesson Corp 1,084 203
Merck & Co Inc 8,413 627
Perrigo Co PLC 3,600 150
Pfizer Inc 146,774 5,673
PRA Health Sciences Inc
(d)
264 44
Premier Inc 3,206 113
Reata Pharmaceuticals Inc
(d)
54 5
Viatris Inc 31,823 423
Zoetis Inc 1,190 206
$ 156,502
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .08%
Antero Midstream Corp 7,957 $ 69
Equitrans Midstream Corp 10,343 84
Kinder Morgan Inc 51,353 875
ONEOK Inc 11,576 606
Targa Resources Corp 6,074 211
Williams Cos Inc/The 32,098 782
$ 2,627
Private Equity - 0 .03%
Carlyle Group Inc/The 2,933 125
KKR & Co Inc 14,323 811
$ 936
Real Estate - 0 .03%
CBRE Group Inc
(d)
8,799 750
Howard Hughes Corp/The
(d)
1,086 117
Jones Lang LaSalle Inc
(d)
1,354 254
$ 1,121
REITs - 3 .13%
AGNC Investment Corp 14,363 258
Alexandria Real Estate Equities Inc 3,528 639
American Campus Communities Inc 3,609 163
American Homes 4 Rent 7,188 266
Americold Realty Trust 5,628 227
Annaly Capital Management Inc 37,502 341
Apartment Income REIT Corp 4,033 182
Apartment Investment and Management Co 3,157 22
Apple Hospitality REIT Inc 5,813 92
AvalonBay Communities Inc 3,713 713
Boston Properties Inc 4,099 448
Brandywine Realty Trust 4,932 67
Brixmor Property Group Inc 7,807 174
Brookfield Property REIT Inc 124 2
Camden Property Trust 2,484 299
CoreSite Realty Corp 384 47
Corporate Office Properties Trust 3,127 88
Cousins Properties Inc 3,900 143
Crown Castle International Corp 730 138
CubeSmart 5,095 216
CyrusOne Inc 3,167 231
Digital Realty Trust Inc 7,361 1,136
Douglas Emmett Inc 4,386 147
Duke Realty Corp 9,720 452
Empire State Realty Trust Inc 4,159 47
EPR Properties
(d)
2,144 102
Equity Commonwealth 3,077 89
Equity LifeStyle Properties Inc 2,701 187
Equity Residential 9,699 720
Essex Property Trust Inc 1,718 499
Extra Space Storage Inc 978 145
Federal Realty Investment Trust 1,979 223
First Industrial Realty Trust Inc 3,326 166
Gaming and Leisure Properties Inc 5,784 269
Healthcare Trust of America Inc 5,734 168
Healthpeak Properties Inc 14,232 489
Highwoods Properties Inc 2,713 122
Host Hotels & Resorts Inc
(d)
18,419 334
Hudson Pacific Properties Inc 3,960 111
Invitation Homes Inc 14,778 518
Iron Mountain Inc 3,119 125
JBG SMITH Properties 3,210 105
Kilroy Realty Corp 3,027 207
Kimco Realty Corp 10,879 228
Lamar Advertising Co 2,261 224
Life Storage Inc 1,838 177
Medical Properties Trust Inc 14,854 328
MGM Growth Properties LLC 813,926 29,318
Mid-America Apartment Communities Inc 3,001 472
National Retail Properties Inc 4,515 210
New Residential Investment Corp 10,752 115
Omega Healthcare Investors Inc 5,931 225

Schedule of Investments
LargeCap Value Fund III
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Outfront Media Inc
(d)
4,001 $ 97
Paramount Group Inc 5,827 62
Park Hotels & Resorts Inc
(d)
6,294 140
Prologis Inc 237,424 27,667
Public Storage 94,452 26,556
Rayonier Inc 3,599 131
Realty Income Corp 9,839 680
Regency Centers Corp 4,443 283
Rexford Industrial Realty Inc 3,247 180
SBA Communications Corp 2,521 756
Simon Property Group Inc 1,818 221
SL Green Realty Corp 1,848 137
Spirit Realty Capital Inc 3,004 143
Starwood Property Trust Inc 7,201 186
STORE Capital Corp 6,359 228
Sun Communities Inc 2,786 465
UDR Inc 7,724 359
Ventas Inc 9,845 546
VEREIT Inc 5,653 270
VICI Properties Inc 14,077 446
Vornado Realty Trust 4,627 212
Weingarten Realty Investors 3,373 109
Welltower Inc 11,035 828
Weyerhaeuser Co 19,719 765
WP Carey Inc 4,511 338
$ 104,219
Retail - 8 .04%
Advance Auto Parts Inc 252,806 50,602
AutoNation Inc
(d)
1,546 158
AutoZone Inc
(d)
249 365
Best Buy Co Inc 4,930 573
Burlington Stores Inc
(d)
194 63
CarMax Inc
(d)
3,962 528
Casey's General Stores Inc 968 215
Costco Wholesale Corp 1,362 507
Darden Restaurants Inc 3,426 503
Dick's Sporting Goods Inc 1,624 134
Dollar General Corp 272,621 58,545
Dollar Tree Inc
(d)
3,229 371
Foot Locker Inc 2,725 161
Gap Inc/The 4,810 159
Genuine Parts Co 3,705 463
Home Depot Inc/The 90,904 29,423
Kohl's Corp 4,085 240
L Brands Inc
(d)
6,049 399
Lowe's Cos Inc 225,057 44,167
McDonald's Corp 16,814 3,969
MSC Industrial Direct Co Inc 1,174 106
Nordstrom Inc
(d)
3,035 111
Nu Skin Enterprises Inc 1,428 75
Ollie's Bargain Outlet Holdings Inc
(d)
118 11
Penske Automotive Group Inc 930 82
Petco Health & Wellness Co Inc
(d),(e)
598 14
Qurate Retail Inc 9,911 118
Ross Stores Inc 192,871 25,255
Starbucks Corp 13,064 1,496
Target Corp 13,210 2,738
TJX Cos Inc/The 6,012 427
Ulta Beauty Inc
(d)
113 37
Vroom Inc
(d)
513 24
Walgreens Boots Alliance Inc 19,087 1,013
Walmart Inc 302,301 42,295
Williams-Sonoma Inc 1,691 289
Yum China Holdings Inc 9,830 618
Yum! Brands Inc 7,356 879
$ 267,133
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0 .01%
New York Community Bancorp Inc 11,701 $ 140
People's United Financial Inc 11,126 202
Sterling Bancorp/DE 5,375 135
TFS Financial Corp 1,072 21
$ 498
Semiconductors - 4 .70%
Advanced Micro Devices Inc
(d)
2,151 176
Allegro MicroSystems Inc
(d)
308 8
Analog Devices Inc 8,536 1,307
Broadcom Inc 86,537 39,479
Cirrus Logic Inc
(d)
1,534 114
Cree Inc
(d)
2,849 283
Entegris Inc 188 21
Intel Corp 108,115 6,220
IPG Photonics Corp
(d)
870 189
Marvell Technology Inc 17,398 787
Maxim Integrated Products Inc 4,675 439
Microchip Technology Inc 188,277 28,296
Micron Technology Inc
(d)
356,735 30,704
MKS Instruments Inc 396 71
ON Semiconductor Corp
(d)
10,706 417
Qorvo Inc
(d)
3,043 573
QUALCOMM Inc 152,883 21,220
Skyworks Solutions Inc 4,358 790
Texas Instruments Inc 138,619 25,022
$ 156,116
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 938 199
Software - 3 .04%
Activision Blizzard Inc 282,019 25,717
Akamai Technologies Inc
(d)
787 85
Aspen Technology Inc
(d)
90 12
Autodesk Inc
(d)
1,933 564
BigCommerce Holdings Inc
(d)
32 2
C3.ai Inc
(d),(e)
54 4
CDK Global Inc 2,798 150
Ceridian HCM Holding Inc
(d)
823 78
Change Healthcare Inc
(d)
1,807 41
Citrix Systems Inc 2,363 293
Concentrix Corp
(d)
1,090 169
Datto Holding Corp
(d)
221 6
Duck Creek Technologies Inc
(d),(e)
267 11
Electronic Arts Inc 6,486 921
Fidelity National Information Services Inc 16,317 2,495
Fiserv Inc
(d)
230,284 27,662
Guidewire Software Inc
(d)
1,768 186
Jack Henry & Associates Inc 462 75
Jamf Holding Corp
(d)
220 8
JFrog Ltd
(d),(e)
36 2
Manhattan Associates Inc
(d)
133 18
Microsoft Corp 97,966 24,705
nCino Inc
(d)
170 11
Nuance Communications Inc
(d)
7,414 394
Oracle Corp 197,197 14,946
Paychex Inc 1,770 172
Pegasystems Inc 77 10
Playtika Holding Corp
(d)
1,043 29
Roper Technologies Inc 2,369 1,058
salesforce.com Inc
(d)
1,667 384
Signify Health Inc
(d)
141 4
SolarWinds Corp
(d)
864 15
SS&C Technologies Holdings Inc 4,683 348
Synopsys Inc
(d)
300 74
Take-Two Interactive Software Inc
(d)
266 47
Teradata Corp
(d)
563 28
Twilio Inc
(d)
636 234
Unity Software Inc
(d)
89 9
Zynga Inc
(d)
4,634 50
$ 101,017

Schedule of Investments
LargeCap Value Fund III
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 2 .29%
Arista Networks Inc
(d)
292 $ 92
AT&T Inc 188,211 5,912
Ciena Corp
(d)
4,027 203
Cisco Systems Inc/Delaware 680,767 34,657
CommScope Holding Co Inc
(d)
5,020 83
Corning Inc 19,789 875
EchoStar Corp
(d)
1,496 37
Juniper Networks Inc 8,672 220
Lumen Technologies Inc 28,718 368
Motorola Solutions Inc 4,025 758
Telephone and Data Systems Inc 2,933 67
T-Mobile US Inc
(d)
199,433 26,351
Ubiquiti Inc 34 10
United States Cellular Corp
(d)
284 10
Verizon Communications Inc 109,361 6,320
Viasat Inc
(d)
1,681 87
$ 76,050
Textiles - 0 .73%
Mohawk Industries Inc
(d)
118,233 24,297
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 3,348 333
Mattel Inc
(d)
3,885 83
$ 416
Transportation - 2 .24%
CH Robinson Worldwide Inc 2,942 286
CSX Corp 20,152 2,030
Expeditors International of Washington Inc 1,690 186
FedEx Corp 6,457 1,875
JB Hunt Transport Services Inc 226,898 38,734
Kansas City Southern 2,386 697
Kirby Corp
(d)
1,660 106
Knight-Swift Transportation Holdings Inc 3,295 155
Landstar System Inc 201 35
Norfolk Southern Corp 6,632 1,852
Old Dominion Freight Line Inc 376 97
Ryder System Inc 1,459 116
Schneider National Inc 1,835 44
Union Pacific Corp 120,680 26,802
United Parcel Service Inc 6,428 1,310
XPO Logistics Inc
(d)
2,266 315
$ 74,640
Water - 0 .03%
American Water Works Co Inc 4,778 745
Essential Utilities Inc 5,895 278
$ 1,023
TOTAL COMMON STOCKS $ 3,258,149
Total Investments $ 3,446,842
Other Assets and Liabilities -  (3.69)% (122,644)
TOTAL NET ASSETS - 100.00% $ 3,324,198
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $652 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $630 or 0.02% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 25 .02%
Consumer, Non-cyclical 18 .21%
Industrial 14 .29%
Consumer, Cyclical 12 .19%
Technology 9 .13%
Communications 6 .75%
Energy 6 .34%
Money Market Funds 5 .34%
Utilities 3 .34%
Basic Materials 2 .74%
Investment Companies 0 .34%
Other Assets and Liabilities
( 3 .69 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 44,291 $ 1,109,725 $ 977,250 $ 176,766
$ 44,291 $ 1,109,725 $ 977,250 $ 176,766
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Value Fund III
April 30, 2021 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2021 Long 138 $ 28,803 $ 1,335
Total $ 1,335
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Money Market Funds - 0 .01%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,457,371 $ 1,457
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
2,448 2
$ 1,459
TOTAL INVESTMENT COMPANIES $ 1,459
COMMON STOCKS - 100 .05 % Shares Held Value (000's)
Aerospace & Defense - 5 .61%
HEICO Corp - Class A 2,635,106 $ 332,761
TransDigm Group Inc
(d)
1,548,895 950,619
$ 1,283,380
Banks - 0 .92%
First Republic Bank/CA 1,151,229 210,951
Beverages - 0 .44%
Brown-Forman Corp - B Shares 1,324,203 101,010
Building Materials - 4 .27%
Martin Marietta Materials Inc 802,556 283,399
Summit Materials Inc
(d)
4,213,043 121,293
Vulcan Materials Co 3,216,210 573,257
$ 977,949
Chemicals - 0 .57%
Air Products and Chemicals Inc 455,501 131,403
Commercial Services - 10 .59%
Bright Horizons Family Solutions Inc
(d)
701,572 101,609
CoStar Group Inc
(d)
605,768 517,586
Everarc Holdings Ltd - Warrants
(d)
2,883,826 577
Gartner Inc
(d)
1,973,048 386,481
IHS Markit Ltd 3,304,503 355,498
Moody's Corp 667,549 218,095
S&P Global Inc 241,361 94,225
Square Inc
(d)
640,252 156,746
TransUnion 3,111,297 325,411
Verisk Analytics Inc 1,418,564 266,974
$ 2,423,202
Distribution & Wholesale - 4 .31%
Copart Inc
(d)
5,168,308 643,506
Fastenal Co 6,577,172 343,855
$ 987,361
Diversified Financial Services - 1 .26%
Credit Acceptance Corp
(d)
731,091 288,627
Electric - 2 .32%
Brookfield Infrastructure Partners LP 7,643,587 410,995
Brookfield Renewable Partners LP 3,043,006 119,560
$ 530,555
Electronics - 1 .83%
Agilent Technologies Inc 567,136 75,792
Mettler-Toledo International Inc
(d)
260,939 342,696
$ 418,488
Entertainment - 3 .80%
Live Nation Entertainment Inc
(d)
5,442,235 445,610
Vail Resorts Inc
(d)
1,301,485 423,191
$ 868,801
Healthcare - Products - 1 .37%
IDEXX Laboratories Inc
(d)
572,774 314,447
Holding Companies - Diversified - 0 .16%
Everarc Holdings Ltd
(c),(d)
2,883,826 36,024
Home Builders - 2 .65%
Lennar Corp - A Shares 2,607,582 270,145
Lennar Corp - B Shares 37,552 3,026
NVR Inc
(d)
66,564 334,025
$ 607,196
Insurance - 7 .89%
Aon PLC 721,593 181,437
Arch Capital Group Ltd
(d)
8,393,749 333,317
Brown & Brown Inc 5,853,195 311,273
Fidelity National Financial Inc 6,408,430 292,352
Markel Corp
(d)
451,161 530,755
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Progressive Corp/The 1,570,346 $ 158,197
$ 1,807,331
Internet - 4 .61%
VeriSign Inc
(d)
1,966,389 430,187
Wix.com Ltd
(d)
1,967,468 625,419
$ 1,055,606
Investment Companies - 0 .24%
Cannae Holdings Inc
(d)
1,369,011 54,350
Lodging - 3 .43%
Hilton Worldwide Holdings Inc
(d)
4,836,374 622,441
Hyatt Hotels Corp
(d)
1,981,639 163,149
$ 785,590
Machinery - Diversified - 0 .46%
Cognex Corp 405,903 34,956
Colfax Corp
(d)
1,534,693 69,353
$ 104,309
Media - 4 .35%
Liberty Broadband Corp - A Shares
(d)
682,269 107,573
Liberty Broadband Corp - C Shares
(d)
3,538,334 575,758
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
509,148 21,089
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,303,192 201,992
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
818,286 36,978
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
1,176,863 53,230
$ 996,620
Private Equity - 8 .00%
Ares Management Corp 601,400 31,585
Brookfield Asset Management Inc
(e)
21,511,833 980,509
KKR & Co Inc 11,060,493 625,803
Onex Corp 2,868,525 192,507
$ 1,830,404
Real Estate - 3 .48%
CBRE Group Inc
(d)
5,677,326 483,708
Howard Hughes Corp/The
(d)
2,002,832 216,186
Kennedy-Wilson Holdings Inc 4,762,386 97,867
$ 797,761
REITs - 2 .63%
SBA Communications Corp 2,005,602 601,119
Retail - 10 .39%
CarMax Inc
(d)
6,178,999 823,290
Dollar General Corp 512,152 109,985
Domino's Pizza Inc 831,436 351,149
O'Reilly Automotive Inc
(d)
1,094,277 605,004
Restaurant Brands International Inc
(e)
4,626,579 317,429
Ross Stores Inc 1,308,523 171,338
$ 2,378,195
Semiconductors - 1 .71%
Microchip Technology Inc 2,606,253 391,694
Software - 12 .74%
ANSYS Inc
(d)
1,097,352 401,258
Autodesk Inc
(d)
2,191,447 639,705
Black Knight Inc
(d)
6,551,121 474,432
Guidewire Software Inc
(d)
3,329,442 351,289
HubSpot Inc
(d)
137,207 72,233
MSCI Inc 448,478 217,857
Qualtrics International Inc
(d)
258,545 9,657
Roper Technologies Inc 944,243 421,548
Tyler Technologies Inc
(d)
771,278 327,685
$ 2,915,664

Schedule of Investments
MidCap Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0 .02%
Motorola Solutions Inc 29,517 $ 5,558
TOTAL COMMON STOCKS $ 22,903,595
Total Investments $ 22,905,054
Other Assets and Liabilities -  (0.06)% (12,806)
TOTAL NET ASSETS - 100.00% $ 22,892,248
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,457 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,429 or 0.01% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 24 .58%
Financial 24 .42%
Technology 14 .45%
Consumer, Non-cyclical 12 .40%
Industrial 12 .17%
Communications 8 .98%
Utilities 2 .32%
Basic Materials 0 .57%
Diversified 0 .16%
Money Market Funds 0 .01%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Everarc Holdings Ltd $ 37,416 $ — $ — $ 36,024
Principal Government Money Market Fund - Institutional Class 0.00% 2 315,267 315,267 2
$ 37,418 $ 315,267 $ 315,267 $ 36,026
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Everarc Holdings Ltd $ — $ — $ — $ (1,392)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
$ — $ — $ — $ (1,392)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .71 % Shares Held Value (000's)
Money Market Funds - 3 .71%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
10 $ —
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
10,771,399 10,771
$ 10,771
TOTAL INVESTMENT COMPANIES $ 10,771
COMMON STOCKS - 98 .42 % Shares Held Value (000's)
Aerospace & Defense - 1 .10%
Spirit AeroSystems Holdings Inc 69,711 $ 3,185
Airlines - 2 .01%
Southwest Airlines Co
(d)
93,137 5,847
Apparel - 7 .04%
Crocs Inc
(d)
59,849 5,992
Deckers Outdoor Corp
(d)
14,518 4,910
Tapestry Inc
(d)
117,456 5,620
VF Corp 44,658 3,915
$ 20,437
Automobile Manufacturers - 1 .55%
Cummins Inc 17,900 4,512
Banks - 2 .50%
SVB Financial Group
(d)
12,707 7,266
Biotechnology - 3 .37%
Bio-Rad Laboratories Inc
(d)
7,249 4,568
Exact Sciences Corp
(d)
39,666 5,229
$ 9,797
Building Materials - 1 .53%
Owens Corning 45,882 4,442
Chemicals - 1 .85%
Element Solutions Inc 245,390 5,369
Computers - 1 .05%
Crowdstrike Holdings Inc
(d)
14,540 3,032
Cosmetics & Personal Care - 1 .61%
Coty Inc
(d)
465,943 4,664
Distribution & Wholesale - 1 .75%
LKQ Corp
(d)
109,035 5,093
Diversified Financial Services - 2 .87%
Alliance Data Systems Corp 33,555 3,954
OneMain Holdings Inc 76,892 4,373
$ 8,327
Electrical Components & Equipment - 1 .36%
Littelfuse Inc 14,865 3,943
Electronics - 1 .79%
Trimble Inc
(d)
63,346 5,194
Energy - Alternate Sources - 0 .79%
First Solar Inc
(d)
30,025 2,298
Entertainment - 1 .53%
DraftKings Inc
(d)
78,567 4,452
Hand & Machine Tools - 1 .13%
Snap-on Inc 13,845 3,290
Healthcare - Products - 12 .16%
Align Technology Inc
(d)
10,180 6,062
Avantor Inc
(d)
111,515 3,573
IDEXX Laboratories Inc
(d)
8,479 4,655
Inspire Medical Systems Inc
(d)
30,369 7,192
Insulet Corp
(d)
21,860 6,454
Omnicell Inc
(d)
20,866 3,026
Teleflex Inc 10,292 4,348
$ 35,310
Housewares - 1 .45%
Newell Brands Inc 156,522 4,220
Internet - 12 .20%
Anaplan Inc
(d)
58,635 3,498
Chewy Inc
(d)
65,941 5,257
MercadoLibre Inc
(d)
2,531 3,976
Pinterest Inc
(d)
26,881 1,784
Roku Inc
(d)
10,965 3,761
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Snap Inc Class A
(d)
139,472 $ 8,622
Zendesk Inc
(d)
58,381 8,532
$ 35,430
Machinery - Diversified - 3 .82%
Chart Industries Inc
(d)
31,573 5,072
CNH Industrial NV 200,272 2,972
Middleby Corp/The
(d)
16,873 3,059
$ 11,103
Miscellaneous Manufacturers - 1 .68%
Parker-Hannifin Corp 15,571 4,886
Pharmaceuticals - 4 .05%
AmerisourceBergen Corp 29,697 3,587
Horizon Therapeutics Plc
(d)
86,218 8,158
$ 11,745
Retail - 4 .19%
Chipotle Mexican Grill Inc
(d)
2,414 3,602
Five Below Inc
(d)
21,941 4,416
Floor & Decor Holdings Inc
(d)
37,341 4,142
$ 12,160
Semiconductors - 10 .01%
Ambarella Inc
(d)
51,215 4,993
Cree Inc
(d)
49,263 4,898
Marvell Technology Inc 113,464 5,129
MKS Instruments Inc 26,371 4,723
NXP Semiconductors NV 18,949 3,648
Qorvo Inc
(d)
30,105 5,665
$ 29,056
Software - 9 .12%
HubSpot Inc
(d)
5,350 2,816
Manhattan Associates Inc
(d)
42,955 5,895
Paycom Software Inc
(d)
7,148 2,748
RingCentral Inc
(d)
9,146 2,917
ServiceNow Inc
(d)
8,642 4,376
Synopsys Inc
(d)
16,387 4,049
Twilio Inc
(d)
10,020 3,685
$ 26,486
Telecommunications - 2 .80%
Arista Networks Inc
(d)
14,895 4,695
CommScope Holding Co Inc
(d)
208,466 3,429
$ 8,124
Toys, Games & Hobbies - 2 .11%
Mattel Inc
(d)
285,416 6,125
TOTAL COMMON STOCKS $ 285,793
Total Investments $ 296,564
Other Assets and Liabilities -  (2.13)% (6,182)
TOTAL NET ASSETS - 100.00% $ 290,382
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
MidCap Growth Fund
April 30, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 21 .63%
Consumer, Non-cyclical 21 .19%
Technology 20 .18%
Communications 15 .00%
Industrial 12 .41%
Financial 5 .37%
Money Market Funds 3 .71%
Basic Materials 1 .85%
Energy 0 .79%
Other Assets and Liabilities
( 2 .13 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 4,694 $ 75,737 $ 69,660 $ 10,771
$ 4,694 $ 75,737 $ 69,660 $ 10,771
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .40 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
iShares Russell Mid-Cap Growth ETF 12,646 $ 1,361
Money Market Funds - 2 .28%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
771,804 772
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
24,815,767 24,816
$ 25,588
TOTAL INVESTMENT COMPANIES $ 26,949
COMMON STOCKS - 96 .45 % Shares Held Value (000's)
Advertising - 0 .08%
Trade Desk Inc/The
(d)
1,265 $ 923
Aerospace & Defense - 1 .83%
HEICO Corp 68,117 9,591
HEICO Corp - Class A 1,911 241
L3Harris Technologies Inc 21,055 4,405
Mercury Systems Inc
(d)
81,653 6,144
TransDigm Group Inc
(d)
359 220
$ 20,601
Apparel - 0 .67%
Under Armour Inc - Class A
(d)
308,695 7,504
VF Corp 588 52
$ 7,556
Automobile Parts & Equipment - 0 .38%
Allison Transmission Holdings Inc 2,228 92
Aptiv PLC
(d)
28,660 4,124
BorgWarner Inc 940 46
$ 4,262
Banks - 0 .65%
Pinnacle Financial Partners Inc 82,977 7,272
Beverages - 1 .00%
Boston Beer Co Inc/The
(d)
272 331
Brown-Forman Corp - A Shares 1,201 86
Brown-Forman Corp - B Shares 4,744 362
Constellation Brands Inc 22,064 5,302
Monster Beverage Corp
(d)
53,041 5,148
$ 11,229
Biotechnology - 3 .09%
ACADIA Pharmaceuticals Inc
(d)
3,415 70
Acceleron Pharma Inc
(d)
21,914 2,739
Alexion Pharmaceuticals Inc
(d)
1,005 170
Alnylam Pharmaceuticals Inc
(d)
14,919 2,099
Berkeley Lights Inc
(d)
437 21
BioMarin Pharmaceutical Inc
(d)
65,027 5,066
Bluebird Bio Inc
(d)
949 29
Certara Inc
(d)
602 19
Corteva Inc 98,440 4,800
Exact Sciences Corp
(d)
21,848 2,880
Exelixis Inc
(d)
3,440 85
Global Blood Therapeutics Inc
(d)
1,832 75
Guardant Health Inc
(d)
21,432 3,407
Incyte Corp
(d)
5,655 483
Ionis Pharmaceuticals Inc
(d)
1,963 84
Iovance Biotherapeutics Inc
(d)
4,243 133
Maravai LifeSciences Holdings Inc
(d)
1,876 73
Moderna Inc
(d)
46,633 8,339
Royalty Pharma PLC
(e)
4,183 184
Sage Therapeutics Inc
(d)
119 9
Sana Biotechnology Inc
(d)
614 13
Seagen Inc
(d)
27,962 4,020
$ 34,798
Building Materials - 2 .02%
Armstrong World Industries Inc 547 57
AZEK Co Inc/The
(d)
424 21
Carrier Global Corp 9,598 418
Fortune Brands Home & Security Inc 66,565 6,988
Martin Marietta Materials Inc 15,725 5,553
Trex Co Inc
(d)
89,632 9,679
$ 22,716
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 0 .43%
Albemarle Corp 25,712 $ 4,324
FMC Corp 794 94
NewMarket Corp 175 61
RPM International Inc 3,268 310
W R Grace & Co 646 44
$ 4,833
Commercial Services - 8 .31%
2U Inc
(d)
723 28
Avalara Inc
(d)
2,540 360
Booz Allen Hamilton Holding Corp 41,944 3,479
Bright Horizons Family Solutions Inc
(d)
1,271 184
Chegg Inc
(d)
3,984 360
Cintas Corp 2,392 826
CoreLogic Inc/United States 135 11
CoStar Group Inc
(d)
10,995 9,394
Driven Brands Holdings Inc
(d)
139 4
Dun & Bradstreet Holdings Inc
(d)
2,076 49
Equifax Inc 2,746 629
Euronet Worldwide Inc
(d)
62,602 8,979
FleetCor Technologies Inc
(d)
29,243 8,414
Gartner Inc
(d)
2,647 519
Global Payments Inc 33,513 7,193
H&R Block Inc 3,929 87
IHS Markit Ltd 39,418 4,240
MarketAxess Holdings Inc 23,883 11,665
Moody's Corp 12,483 4,078
Morningstar Inc 553 147
Paylocity Holding Corp
(d)
1,175 227
Quanta Services Inc 860 83
Ritchie Bros Auctioneers Inc 97,815 6,221
Rollins Inc 5,940 221
StoneCo Ltd
(d)
6,167 399
TransUnion 130,388 13,638
United Rentals Inc
(d)
18,027 5,768
Verisk Analytics Inc 33,523 6,310
WEX Inc
(d)
117 24
$ 93,537
Computers - 3 .61%
CACI International Inc
(d)
122 31
Crowdstrike Holdings Inc
(d)
55,787 11,632
EPAM Systems Inc
(d)
30,802 14,099
Fortinet Inc
(d)
4,069 831
Genpact Ltd 2,228 106
Globant SA
(d)
1,177 270
Leidos Holdings Inc 404 41
Lumentum Holdings Inc
(d)
249 21
McAfee Corp 639 16
NCR Corp
(d)
185,337 8,479
NetApp Inc 3,668 274
Pure Storage Inc
(d)
4,322 88
Qualys Inc
(d)
41,829 4,240
Science Applications International Corp 260 23
Zscaler Inc
(d)
2,223 417
$ 40,568
Consumer Products - 0 .12%
Avery Dennison Corp 1,053 225
Church & Dwight Co Inc 7,601 652
Clorox Co/The 2,738 500
Reynolds Consumer Products Inc 485 14
$ 1,391
Distribution & Wholesale - 4 .87%
Copart Inc
(d)
90,310 11,245
Fastenal Co 165,123 8,632
IAA Inc
(d)
63,538 3,991
Pool Corp 57,983 24,499
WW Grainger Inc 14,692 6,370
$ 54,737

Schedule of Investments
MidCap Growth Fund III
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0 .96%
Apollo Global Management Inc 2,585 $ 143
Cboe Global Markets Inc 717 75
Credit Acceptance Corp
(d)
22 9
LendingTree Inc
(d)
314 65
LPL Financial Holdings Inc 62,733 9,830
SLM Corp 2,605 51
T Rowe Price Group Inc 1,758 315
Tradeweb Markets Inc 2,184 177
Upstart Holdings Inc
(d)
104 11
Virtu Financial Inc 1,741 52
Western Union Co/The 2,482 64
$ 10,792
Electric - 0 .01%
NRG Energy Inc 2,576 92
Electrical Components & Equipment - 1 .38%
Energizer Holdings Inc 1,642 81
Generac Holdings Inc
(d)
39,324 12,739
Universal Display Corp 12,270 2,745
$ 15,565
Electronics - 2 .10%
Agilent Technologies Inc 802 107
Allegion plc 1,832 246
Amphenol Corp 10,592 713
Coherent Inc
(d)
16,963 4,410
Jabil Inc 868 46
Keysight Technologies Inc
(d)
118,702 17,135
Mettler-Toledo International Inc
(d)
664 872
Waters Corp
(d)
136 41
$ 23,570
Energy - Alternate Sources - 0 .34%
Array Technologies Inc
(d)
291 8
Enphase Energy Inc
(d)
24,766 3,449
Shoals Technologies Group Inc
(d)
254 8
SolarEdge Technologies Inc
(d)
1,503 396
$ 3,861
Engineering & Construction - 0 .00%
frontdoor Inc
(d)
452 24
Entertainment - 1 .22%
Caesars Entertainment Inc
(d)
77,083 7,542
DraftKings Inc
(d)
38,805 2,199
Live Nation Entertainment Inc
(d)
4,339 355
Vail Resorts Inc
(d)
11,230 3,651
$ 13,747
Environmental Control - 0 .85%
Waste Connections Inc 80,600 9,600
Food - 0 .90%
Albertsons Cos Inc
(e)
1,853 34
Beyond Meat Inc
(d)
1,273 168
Campbell Soup Co 2,990 143
Grocery Outlet Holding Corp
(d)
1,158 47
Hershey Co/The 3,486 573
Kellogg Co 2,602 162
Lamb Weston Holdings Inc 106,232 8,552
McCormick & Co Inc/MD 4,242 383
Pilgrim's Pride Corp
(d)
593 14
Sprouts Farmers Market Inc
(d)
3,097 79
$ 10,155
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 756 97
MSA Safety Inc 259 41
$ 138
Healthcare - Products - 10 .50%
10X Genomics Inc
(d)
1,755 347
ABIOMED Inc
(d)
1,361 436
Adaptive Biotechnologies Corp
(d)
2,364 98
Align Technology Inc
(d)
44,044 26,229
Avantor Inc
(d)
147,809 4,736
Bio-Techne Corp 1,106 473
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Bruker Corp 1,371 $ 94
Cooper Cos Inc/The 23,784 9,773
Haemonetics Corp
(d)
1,428 96
Hill-Rom Holdings Inc 247 27
Hologic Inc
(d)
5,474 359
ICU Medical Inc
(d)
167 35
IDEXX Laboratories Inc
(d)
38,067 20,899
Insulet Corp
(d)
58,226 17,189
Masimo Corp
(d)
19,355 4,503
Novocure Ltd
(d)
3,083 629
Penumbra Inc
(d),(e)
1,007 308
PerkinElmer Inc 671 87
Quidel Corp
(d)
1,151 121
Repligen Corp
(d)
55,445 11,739
ResMed Inc 66,983 12,591
STERIS PLC 135 28
Tandem Diabetes Care Inc
(d)
1,657 152
Teleflex Inc 6,260 2,645
West Pharmaceutical Services Inc 13,672 4,492
$ 118,086
Healthcare - Services - 3 .44%
Amedisys Inc
(d)
14,115 3,809
American Well Corp
(d)
1,168 18
Catalent Inc
(d)
107,060 12,041
Charles River Laboratories International Inc
(d)
10,095 3,356
Chemed Corp 474 226
DaVita Inc
(d)
387 45
Encompass Health Corp 1,377 117
ICON PLC
(d)
54,960 11,924
IQVIA Holdings Inc
(d)
2,206 518
Laboratory Corp of America Holdings
(d)
161 43
Molina Healthcare Inc
(d)
11,205 2,858
Oak Street Health Inc
(d)
1,464 90
PPD Inc
(d)
66,810 3,087
Sotera Health Co
(d)
1,313 34
Syneos Health Inc
(d)
276 23
Teladoc Health Inc
(d)
3,076 530
$ 38,719
Home Builders - 0 .95%
DR Horton Inc 82,355 8,095
Lennar Corp - A Shares 24,925 2,582
NVR Inc
(d)
10 50
$ 10,727
Home Furnishings - 0 .02%
Dolby Laboratories Inc 242 25
Tempur Sealy International Inc 4,277 163
$ 188
Housewares - 0 .02%
Scotts Miracle-Gro Co/The 1,160 268
Insurance - 0 .04%
Alleghany Corp
(d)
40 27
Axis Capital Holdings Ltd 269 15
Brown & Brown Inc 400 21
Erie Indemnity Co 444 95
GoHealth Inc
(d)
235 3
Lincoln National Corp 740 48
Primerica Inc 753 120
RenaissanceRe Holdings Ltd 524 89
$ 418
Internet - 5 .88%
Anaplan Inc
(d)
52,590 3,137
Bumble Inc
(d)
47,052 2,834
CDW Corp/DE 76,037 13,559
Etsy Inc
(d)
38,571 7,668
Expedia Group Inc
(d)
468 82
FireEye Inc
(d)
1,638 33
GoDaddy Inc
(d)
5,144 447
Grubhub Inc
(d)
284 19

Schedule of Investments
MidCap Growth Fund III
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
IAC/InterActiveCorp
(d)
2,295 $ 582
Leslie's Inc
(d)
909 26
Match Group Inc
(d)
6,853 1,066
NortonLifeLock Inc 16,459 356
Okta Inc
(d)
3,558 960
Palo Alto Networks Inc
(d)
2,905 1,027
Pinterest Inc
(d)
171,645 11,392
Proofpoint Inc
(d)
1,731 298
Roku Inc
(d)
3,335 1,144
Shopify Inc
(d)
2,187 2,586
Spotify Technology SA
(d)
11,038 2,783
VeriSign Inc
(d)
39,062 8,545
Wayfair Inc
(d)
1,976 584
Zendesk Inc
(d)
47,042 6,875
Zillow Group Inc - A Shares
(d)
207 28
Zillow Group Inc - C Shares
(d)
485 63
$ 66,094
Leisure Products & Services - 1 .04%
Peloton Interactive Inc
(d)
59,490 5,851
Planet Fitness Inc
(d)
24,590 2,066
Polaris Inc 192 27
Royal Caribbean Cruises Ltd
(d)
42,232 3,672
Virgin Galactic Holdings Inc
(d),(e)
1,779 39
$ 11,655
Lodging - 0 .01%
Wynn Resorts Ltd
(d)
790 101
Machinery - Construction & Mining - 0 .03%
BWX Technologies Inc 1,863 125
Vertiv Holdings Co 7,219 164
$ 289
Machinery - Diversified - 2 .96%
Cognex Corp 94,535 8,141
Graco Inc 113,387 8,708
IDEX Corp 25,577 5,734
Nordson Corp 1,436 304
Rockwell Automation Inc 24,478 6,468
Toro Co/The 2,946 338
Westinghouse Air Brake Technologies Corp 43,985 3,610
$ 33,303
Media - 0 .46%
Altice USA Inc
(d)
6,888 250
Cable One Inc 2,305 4,126
FactSet Research Systems Inc 1,141 384
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
351 16
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
647 29
Nexstar Media Group Inc 871 128
Sirius XM Holdings Inc
(e)
20,255 124
World Wrestling Entertainment Inc 1,434 79
$ 5,136
Metal Fabrication & Hardware - 0 .66%
RBC Bearings Inc
(d)
37,138 7,406
Mining - 0 .01%
Royal Gold Inc 1,455 163
Miscellaneous Manufacturers - 0 .03%
Axon Enterprise Inc
(d)
1,912 290
Donaldson Co Inc 407 25
$ 315
Office & Business Equipment - 0 .06%
Zebra Technologies Corp
(d)
1,468 716
Oil & Gas Services - 0 .36%
Baker Hughes Co 204,058 4,098
Packaging & Containers - 0 .44%
Amcor PLC 7,163 84
Ball Corp 50,261 4,707
Berry Global Group Inc
(d)
1,410 90
Crown Holdings Inc 413 45
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Graphic Packaging Holding Co 1,857 $ 34
$ 4,960
Pharmaceuticals - 2 .59%
Agios Pharmaceuticals Inc
(d)
215 12
AmerisourceBergen Corp 2,140 258
Cardinal Health Inc 8,946 540
Dexcom Inc
(d)
19,009 7,339
Herbalife Nutrition Ltd
(d)
387 18
Horizon Therapeutics Plc
(d)
81,182 7,682
Jazz Pharmaceuticals PLC
(d)
30,187 4,963
McKesson Corp 19,876 3,728
Neurocrine Biosciences Inc
(d)
2,856 270
PRA Health Sciences Inc
(d)
1,643 274
Reata Pharmaceuticals Inc
(d)
713 72
Sarepta Therapeutics Inc
(d)
2,310 164
Zoetis Inc 21,859 3,782
$ 29,102
Pipelines - 0 .05%
Cheniere Energy Inc
(d)
7,078 548
Equitrans Midstream Corp 1,321 11
$ 559
Private Equity - 0 .02%
Ares Management Corp 3,202 168
Carlyle Group Inc/The 403 17
$ 185
REITs - 0 .79%
Americold Realty Trust 754 30
Brookfield Property REIT Inc 1,119 20
CoreSite Realty Corp 844 103
Equity LifeStyle Properties Inc 2,192 152
Extra Space Storage Inc 2,756 410
Iron Mountain Inc 5,148 207
SBA Communications Corp 23,373 7,005
Simon Property Group Inc 7,876 959
$ 8,886
Retail - 7 .66%
AutoZone Inc
(d)
3,752 5,494
Best Buy Co Inc 1,263 147
Burlington Stores Inc
(d)
55,918 18,247
CarMax Inc
(d)
372 50
Carvana Co
(d)
1,708 487
Chipotle Mexican Grill Inc
(d)
10,815 16,136
Dollar Tree Inc
(d)
3,434 395
Domino's Pizza Inc 1,193 504
Five Below Inc
(d)
75,405 15,177
Floor & Decor Holdings Inc
(d)
58,334 6,470
Lululemon Athletica Inc
(d)
22,598 7,577
Ollie's Bargain Outlet Holdings Inc
(d)
1,501 138
O'Reilly Automotive Inc
(d)
2,147 1,187
Petco Health & Wellness Co Inc
(d),(e)
801 19
Tractor Supply Co 70,294 13,257
Ulta Beauty Inc
(d)
1,532 505
Vroom Inc
(d)
2,494 115
Wendy's Co/The 5,450 123
Williams-Sonoma Inc 386 66
Yum China Holdings Inc 853 54
$ 86,148
Semiconductors - 4 .50%
Advanced Micro Devices Inc
(d)
71,618 5,846
Allegro MicroSystems Inc
(d)
614 15
Entegris Inc 3,836 432
IPG Photonics Corp
(d)
73 16
KLA Corp 4,753 1,499
Marvell Technology Inc 102,572 4,637
Maxim Integrated Products Inc 2,696 253
Microchip Technology Inc 123,902 18,621
MKS Instruments Inc 1,264 226
Monolithic Power Systems Inc 48,484 17,521

Schedule of Investments
MidCap Growth Fund III
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Teradyne Inc 5,061 $ 633
Xilinx Inc 7,477 957
$ 50,656
Shipbuilding - 0 .00%
Huntington Ingalls Industries Inc 121 26
Software - 17 .71%
Akamai Technologies Inc
(d)
4,032 438
Alteryx Inc
(d)
1,652 135
ANSYS Inc
(d)
32,083 11,731
Aspen Technology Inc
(d)
57,989 7,587
BigCommerce Holdings Inc
(d)
1,100 66
Bill.com Holdings Inc
(d)
2,267 351
Black Knight Inc
(d)
4,627 335
Broadridge Financial Solutions Inc 35,873 5,690
C3.ai Inc
(d),(e)
414 27
Cadence Design Systems Inc
(d)
8,440 1,112
CDK Global Inc 497 27
Ceridian HCM Holding Inc
(d)
2,493 236
Cerner Corp 9,310 699
Change Healthcare Inc
(d)
5,425 125
Citrix Systems Inc 1,030 128
Clarivate PLC
(d)
121,002 3,380
Cloudflare Inc
(d)
3,553 301
Coupa Software Inc
(d)
13,236 3,561
Datadog Inc
(d)
4,664 400
Datto Holding Corp
(d)
420 11
DocuSign Inc
(d)
30,268 6,748
Dropbox Inc - A Shares
(d)
7,527 193
Duck Creek Technologies Inc
(d)
1,835 76
Dynatrace Inc
(d)
5,591 291
Elastic NV
(d)
35,982 4,340
Everbridge Inc
(d)
1,071 142
Fair Isaac Corp
(d)
11,513 6,003
Fastly Inc
(d)
2,410 154
Five9 Inc
(d)
31,975 6,010
Guidewire Software Inc
(d)
487 51
HubSpot Inc
(d)
1,266 666
Jack Henry & Associates Inc 1,825 297
Jamf Holding Corp
(d)
654 24
JFrog Ltd
(d),(e)
360 18
Manhattan Associates Inc
(d)
1,725 237
Medallia Inc
(d)
2,674 79
MongoDB Inc
(d)
1,593 474
MSCI Inc 32,366 15,722
nCino Inc
(d)
1,166 76
New Relic Inc
(d)
1,637 105
Nutanix Inc
(d)
5,753 156
PagerDuty Inc
(d)
2,145 91
Paychex Inc 7,760 757
Paycom Software Inc
(d)
32,568 12,520
Pegasystems Inc 1,088 138
Playtika Holding Corp
(d)
1,172 33
PTC Inc
(d)
100,326 13,137
RingCentral Inc
(d)
32,582 10,392
ServiceNow Inc
(d)
3,596 1,821
Signify Health Inc
(d)
565 16
Slack Technologies Inc
(d)
15,140 642
Smartsheet Inc
(d)
3,464 205
Splunk Inc
(d)
44,466 5,621
SS&C Technologies Holdings Inc 1,435 107
Synopsys Inc
(d)
93,097 23,000
Take-Two Interactive Software Inc
(d)
66,591 11,679
Teradata Corp
(d)
2,533 125
Twilio Inc
(d)
3,662 1,347
Tyler Technologies Inc
(d)
44,529 18,919
Unity Software Inc
(d)
732 74
Veeva Systems Inc
(d)
58,464 16,513
Workday Inc
(d)
14,559 3,596
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Zynga Inc
(d)
22,477 $ 243
$ 199,178
Telecommunications - 0 .06%
Arista Networks Inc
(d)
1,476 465
CommScope Holding Co Inc
(d)
501 8
Motorola Solutions Inc 539 102
Switch Inc 2,640 49
Ubiquiti Inc 211 60
$ 684
Toys, Games & Hobbies - 0 .01%
Mattel Inc
(d)
6,200 133
Transportation - 1 .32%
CH Robinson Worldwide Inc 646 63
Expeditors International of Washington Inc 3,187 350
JB Hunt Transport Services Inc 43,289 7,390
Landstar System Inc 946 163
Old Dominion Freight Line Inc 26,711 6,886
XPO Logistics Inc
(d)
146 20
$ 14,872
TOTAL COMMON STOCKS $ 1,085,038
Total Investments $ 1,111,987
Other Assets and Liabilities -  1.15% 12,954
TOTAL NET ASSETS - 100.00% $ 1,124,941
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $772 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $746 or 0.07% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 29 .95%
Technology 25 .88%
Consumer, Cyclical 16 .85%
Industrial 13 .63%
Communications 6 .48%
Financial 2 .46%
Money Market Funds 2 .28%
Energy 0 .75%
Basic Materials 0 .44%
Investment Companies 0 .12%
Utilities 0 .01%
Other Assets and Liabilities
1 .15%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund III
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 18,201 $ 194,884 $ 188,269 $ 24,816
$ 18,201 $ 194,884 $ 188,269 $ 24,816
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2021 Long 24 $ 6,529 $ 119
Total $ 119
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .51 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .14%
iShares Core S&P Mid-Cap ETF 6,800 $ 1,848
Money Market Funds - 2 .37%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
638,136 638
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
32,582,755 32,583
$ 33,221
TOTAL INVESTMENT COMPANIES $ 35,069
COMMON STOCKS - 97 .74 % Shares Held Value (000's)
Aerospace & Defense - 0 .37%
Hexcel Corp
(d)
48,410 $ 2,731
Mercury Systems Inc
(d)
32,510 2,446
$ 5,177
Agriculture - 0 .47%
Darling Ingredients Inc
(d)
94,158 6,539
Airlines - 0 .27%
JetBlue Airways Corp
(d)
183,007 3,726
Apparel - 1 .45%
Capri Holdings Ltd
(d)
87,467 4,818
Carter's Inc 25,511 2,775
Columbia Sportswear Co 17,684 1,928
Deckers Outdoor Corp
(d)
16,312 5,517
Skechers USA Inc
(d)
79,177 3,839
Urban Outfitters Inc
(d)
39,637 1,423
$ 20,300
Automobile Parts & Equipment - 1 .67%
Adient PLC
(d)
54,457 2,524
Dana Inc 83,775 2,119
Fox Factory Holding Corp
(d)
24,206 3,709
Gentex Corp 141,102 4,964
Goodyear Tire & Rubber Co/The
(d)
135,099 2,325
Lear Corp 31,678 5,824
Visteon Corp
(d)
16,165 1,969
$ 23,434
Banks - 7 .02%
Associated Banc-Corp 88,502 1,937
BancorpSouth Bank 55,836 1,652
Bank of Hawaii Corp 23,242 2,112
Bank OZK 70,002 2,869
Cathay General Bancorp 43,280 1,752
CIT Group Inc 57,160 3,046
Commerce Bancshares Inc/MO 61,018 4,748
Cullen/Frost Bankers Inc 32,554 3,908
East West Bancorp Inc 81,977 6,243
First Financial Bankshares Inc 82,370 4,043
First Horizon Corp 321,662 5,883
FNB Corp/PA 186,188 2,400
Fulton Financial Corp 94,014 1,603
Glacier Bancorp Inc 55,258 3,257
Hancock Whitney Corp 50,234 2,323
Home BancShares Inc/AR 87,981 2,449
International Bancshares Corp 32,256 1,529
PacWest Bancorp 67,640 2,936
Pinnacle Financial Partners Inc 44,005 3,857
Prosperity Bancshares Inc 53,814 3,948
Signature Bank/New York NY 33,047 8,312
Synovus Financial Corp 86,077 4,034
TCF Financial Corp 88,371 4,023
Texas Capital Bancshares Inc
(d)
29,228 2,006
Trustmark Corp 36,718 1,190
UMB Financial Corp 25,110 2,436
Umpqua Holdings Corp 127,635 2,379
United Bankshares Inc/WV 74,686 2,933
Valley National Bancorp 234,882 3,234
Webster Financial Corp 52,284 2,766
Wintrust Financial Corp 32,944 2,540
$ 98,348
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .46%
Boston Beer Co Inc/The
(d)
5,331 $ 6,485
Biotechnology - 1 .63%
Arrowhead Pharmaceuticals Inc
(d)
60,104 4,373
Emergent BioSolutions Inc
(d)
26,235 1,600
Exelixis Inc
(d)
180,668 4,448
Halozyme Therapeutics Inc
(d)
73,635 3,678
Ligand Pharmaceuticals Inc
(d)
9,619 1,403
Nektar Therapeutics
(d)
105,498 2,069
United Therapeutics Corp
(d)
25,794 5,199
$ 22,770
Building Materials - 2 .84%
Builders FirstSource Inc
(d)
119,540 5,818
Eagle Materials Inc
(d)
24,285 3,355
Lennox International Inc 19,884 6,668
Louisiana-Pacific Corp 61,677 4,063
MDU Resources Group Inc 116,118 3,885
Owens Corning 60,762 5,882
Simpson Manufacturing Co Inc 25,094 2,828
Trex Co Inc
(d)
67,057 7,242
$ 39,741
Chemicals - 2 .02%
Ashland Global Holdings Inc 31,618 2,726
Cabot Corp 32,786 1,799
Chemours Co/The 95,648 2,889
Ingevity Corp
(d)
23,473 1,833
Minerals Technologies Inc 19,600 1,531
NewMarket Corp 4,237 1,468
Olin Corp 82,685 3,558
RPM International Inc 75,339 7,145
Sensient Technologies Corp 24,563 2,020
Valvoline Inc 105,059 3,299
$ 28,268
Commercial Services - 3 .94%
Adtalem Global Education Inc
(d)
29,045 997
ASGN Inc
(d)
30,692 3,228
Avis Budget Group Inc
(d)
29,929 2,682
Brink's Co/The 28,672 2,291
CoreLogic Inc/United States 42,362 3,376
FTI Consulting Inc
(d)
19,830 2,753
Graham Holdings Co 2,338 1,486
Grand Canyon Education Inc
(d)
27,143 2,939
H&R Block Inc 106,214 2,364
HealthEquity Inc
(d)
48,015 3,648
Insperity Inc 20,579 1,802
John Wiley & Sons Inc 25,212 1,436
LiveRamp Holdings Inc
(d)
38,751 1,898
ManpowerGroup Inc 31,848 3,850
Paylocity Holding Corp
(d)
21,725 4,198
Progyny Inc
(d)
21,213 1,207
Sabre Corp
(d)
183,759 2,753
Service Corp International/US 98,113 5,243
Strategic Education Inc 14,134 1,061
WEX Inc
(d)
25,589 5,251
WW International Inc
(d)
27,563 765
$ 55,228
Computers - 1 .96%
CACI International Inc
(d)
14,611 3,724
Genpact Ltd 101,320 4,816
Lumentum Holdings Inc
(d)
43,836 3,728
MAXIMUS Inc 35,586 3,261
NCR Corp
(d)
75,337 3,447
NetScout Systems Inc
(d)
42,526 1,114
Perspecta Inc 79,281 2,320
Qualys Inc
(d)
19,525 1,979
Science Applications International Corp 33,716 3,015
$ 27,404
Consumer Products - 0 .21%
Helen of Troy Ltd
(d)
14,129 2,984

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0 .12%
Coty Inc
(d)
164,293 $ 1,645
Distribution & Wholesale - 1 .18%
Avient Corp 52,866 2,684
IAA Inc
(d)
77,915 4,894
KAR Auction Services Inc
(d)
75,107 1,126
Univar Solutions Inc
(d)
98,089 2,290
Watsco Inc 19,033 5,574
$ 16,568
Diversified Financial Services - 2 .87%
Affiliated Managers Group Inc 24,683 3,978
Alliance Data Systems Corp 28,778 3,392
Evercore Inc - Class A 24,334 3,410
Federated Hermes Inc 54,490 1,569
Interactive Brokers Group Inc - A Shares 46,786 3,346
Janus Henderson Group PLC 98,806 3,398
Jefferies Financial Group Inc 117,260 3,812
LendingTree Inc
(d)
6,309 1,303
Navient Corp 106,419 1,791
PROG Holdings Inc 39,219 1,998
SEI Investments Co 68,979 4,238
SLM Corp 194,069 3,815
Stifel Financial Corp 60,788 4,206
$ 40,256
Electric - 1 .33%
ALLETE Inc 30,098 2,118
Black Hills Corp 36,363 2,508
Hawaiian Electric Industries Inc 63,224 2,722
IDACORP Inc 29,225 2,995
NorthWestern Corp 29,310 1,994
OGE Energy Corp 115,828 3,887
PNM Resources Inc 49,705 2,454
$ 18,678
Electrical Components & Equipment - 1 .30%
Acuity Brands Inc 20,864 3,871
Belden Inc 25,860 1,119
Energizer Holdings Inc 33,651 1,659
EnerSys 24,719 2,264
Littelfuse Inc 14,208 3,768
Universal Display Corp 24,824 5,553
$ 18,234
Electronics - 3 .11%
Arrow Electronics Inc
(d)
43,201 4,928
Avnet Inc 57,593 2,529
Coherent Inc
(d)
14,158 3,681
Hubbell Inc 31,442 6,037
II-VI Inc
(d)
60,665 4,073
Jabil Inc 78,421 4,111
National Instruments Corp 76,210 3,156
nVent Electric PLC 97,391 2,966
SYNNEX Corp 23,902 2,897
Vishay Intertechnology Inc 76,805 1,887
Vontier Corp
(d)
97,602 3,059
Woodward Inc 33,951 4,244
$ 43,568
Energy - Alternate Sources - 1 .15%
First Solar Inc
(d)
49,096 3,757
SolarEdge Technologies Inc
(d)
29,869 7,872
Sunrun Inc
(d)
92,677 4,541
$ 16,170
Engineering & Construction - 1 .69%
AECOM
(d)
85,539 5,682
Dycom Industries Inc
(d)
17,731 1,663
EMCOR Group Inc 31,731 3,802
Fluor Corp
(d)
72,544 1,667
KBR Inc 81,559 3,227
MasTec Inc
(d)
32,659 3,408
TopBuild Corp
(d)
19,120 4,252
$ 23,701
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .98%
Churchill Downs Inc 20,054 $ 4,241
Cinemark Holdings Inc
(d)
62,490 1,325
Marriott Vacations Worldwide Corp
(d)
23,856 4,238
Scientific Games Corp
(d)
32,590 1,907
Six Flags Entertainment Corp
(d)
43,895 2,062
$ 13,773
Environmental Control - 0 .76%
Clean Harbors Inc
(d)
29,194 2,597
Stericycle Inc
(d)
53,048 4,046
Tetra Tech Inc 31,402 4,008
$ 10,651
Food - 1 .61%
Flowers Foods Inc 114,010 2,732
Grocery Outlet Holding Corp
(d)
50,192 2,027
Hain Celestial Group Inc/The
(d)
47,440 1,946
Ingredion Inc 38,862 3,630
Lancaster Colony Corp 11,326 2,092
Pilgrim's Pride Corp
(d)
28,202 676
Post Holdings Inc
(d)
34,666 3,944
Sanderson Farms Inc 11,508 1,893
Sprouts Farmers Market Inc
(d)
68,303 1,749
Tootsie Roll Industries Inc 10,322 326
TreeHouse Foods Inc
(d)
32,365 1,541
$ 22,556
Food Service - 0 .09%
Healthcare Services Group Inc 43,266 1,296
Gas - 1 .23%
National Fuel Gas Co 52,790 2,622
New Jersey Resources Corp 55,736 2,338
ONE Gas Inc 30,832 2,481
Southwest Gas Holdings Inc 33,138 2,310
Spire Inc 29,918 2,254
UGI Corp 120,769 5,279
$ 17,284
Hand & Machine Tools - 0 .94%
Kennametal Inc 48,372 1,943
Lincoln Electric Holdings Inc 34,548 4,424
MSA Safety Inc 21,051 3,384
Regal Beloit Corp 23,521 3,397
$ 13,148
Healthcare - Products - 4 .70%
Avanos Medical Inc
(d)
27,776 1,200
Bio-Techne Corp 22,468 9,605
Cantel Medical Corp
(d)
21,783 1,915
Envista Holdings Corp
(d)
92,701 4,012
Globus Medical Inc
(d)
44,753 3,212
Haemonetics Corp
(d)
29,429 1,979
Hill-Rom Holdings Inc 38,428 4,236
ICU Medical Inc
(d)
11,384 2,371
Integra LifeSciences Holdings Corp
(d)
41,039 3,040
LivaNova PLC
(d)
28,179 2,392
Masimo Corp
(d)
29,443 6,850
Neogen Corp
(d)
30,832 2,960
NuVasive Inc
(d)
29,752 2,126
Patterson Cos Inc 50,363 1,619
Penumbra Inc
(d),(e)
19,629 6,006
Quidel Corp
(d)
22,300 2,337
Repligen Corp
(d)
29,496 6,245
STAAR Surgical Co
(d)
26,964 3,694
$ 65,799
Healthcare - Services - 3 .57%
Acadia Healthcare Co Inc
(d)
51,561 3,141
Amedisys Inc
(d)
19,023 5,134
Charles River Laboratories International Inc
(d)
28,819 9,581
Chemed Corp 9,285 4,425
Encompass Health Corp 57,482 4,878
LHC Group Inc
(d)
18,295 3,810
Medpace Holdings Inc
(d)
15,933 2,704

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Molina Healthcare Inc
(d)
33,588 $ 8,568
Syneos Health Inc
(d)
47,864 4,061
Tenet Healthcare Corp
(d)
61,495 3,644
$ 49,946
Home Builders - 1 .08%
KB Home 51,518 2,485
Taylor Morrison Home Corp
(d)
74,601 2,328
Thor Industries Inc 32,061 4,540
Toll Brothers Inc 64,883 4,068
Tri Pointe Homes Inc
(d)
69,030 1,644
$ 15,065
Home Furnishings - 0 .40%
Herman Miller Inc 34,153 1,417
Tempur Sealy International Inc 110,587 4,218
$ 5,635
Housewares - 0 .39%
Scotts Miracle-Gro Co/The 23,547 5,443
Insurance - 4 .60%
Alleghany Corp
(d)
8,105 5,503
American Financial Group Inc/OH 40,526 4,979
Brighthouse Financial Inc
(d)
50,601 2,368
Brown & Brown Inc 135,582 7,210
CNO Financial Group Inc 77,971 1,991
Essent Group Ltd 65,343 3,436
First American Financial Corp 63,613 4,103
Hanover Insurance Group Inc/The 21,072 2,915
Kemper Corp 35,629 2,781
Kinsale Capital Group Inc 12,396 2,157
Mercury General Corp 15,387 958
MGIC Investment Corp 196,061 2,988
Old Republic International Corp 163,815 4,033
Primerica Inc 22,783 3,640
Reinsurance Group of America Inc 39,361 5,138
RenaissanceRe Holdings Ltd 29,367 4,957
RLI Corp 23,007 2,564
Selective Insurance Group Inc 34,676 2,640
$ 64,361
Internet - 0 .56%
Grubhub Inc
(d)
54,002 3,674
TripAdvisor Inc
(d)
55,824 2,631
Yelp Inc
(d)
40,787 1,603
$ 7,908
Iron & Steel - 1 .60%
Cleveland-Cliffs Inc
(d)
265,784 4,747
Commercial Metals Co 69,529 2,032
Reliance Steel & Aluminum Co 36,830 5,904
Steel Dynamics Inc 116,079 6,294
United States Steel Corp 151,992 3,497
$ 22,474
Leisure Products & Services - 1 .25%
Brunswick Corp/DE 45,038 4,825
Harley-Davidson Inc 88,781 4,294
Polaris Inc 33,732 4,724
YETI Holdings Inc
(d)
43,413 3,708
$ 17,551
Lodging - 0 .87%
Boyd Gaming Corp
(d)
46,640 3,085
Choice Hotels International Inc 16,722 1,903
Travel + Leisure Co 49,760 3,211
Wyndham Hotels & Resorts Inc 53,952 3,945
$ 12,144
Machinery - Construction & Mining - 0 .49%
Oshkosh Corp 39,599 4,927
Terex Corp 40,187 1,889
$ 6,816
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 3 .77%
AGCO Corp 35,718 $ 5,212
Cognex Corp 101,934 8,778
Colfax Corp
(d)
66,773 3,017
Crane Co 28,630 2,693
Curtiss-Wright Corp 23,706 3,032
Flowserve Corp 75,439 2,990
Graco Inc 97,730 7,506
Middleby Corp/The
(d)
32,218 5,842
Nordson Corp 31,294 6,616
Toro Co/The 62,320 7,142
$ 52,828
Media - 1 .49%
Cable One Inc 3,146 5,631
FactSet Research Systems Inc 21,992 7,394
New York Times Co/The 83,961 3,813
TEGNA Inc 127,198 2,552
World Wrestling Entertainment Inc 27,063 1,491
$ 20,881
Metal Fabrication & Hardware - 0 .55%
Timken Co/The 39,458 3,309
Valmont Industries Inc 12,285 3,033
Worthington Industries Inc 19,952 1,302
$ 7,644
Mining - 0 .40%
Compass Minerals International Inc 19,674 1,336
Royal Gold Inc 37,991 4,250
$ 5,586
Miscellaneous Manufacturers - 1 .58%
Axon Enterprise Inc
(d)
36,936 5,600
Carlisle Cos Inc 30,860 5,914
Donaldson Co Inc 73,035 4,593
ITT Inc 50,090 4,724
Trinity Industries Inc 47,555 1,314
$ 22,145
Office & Business Equipment - 0 .17%
Xerox Holdings Corp 96,630 2,333
Oil & Gas - 0 .72%
Cimarex Energy Co 59,534 3,941
CNX Resources Corp
(d)
127,230 1,707
EQT Corp
(d)
161,478 3,084
Murphy Oil Corp 83,608 1,416
$ 10,148
Oil & Gas Services - 0 .16%
ChampionX Corp
(d)
107,959 2,268
Packaging & Containers - 0 .88%
AptarGroup Inc 37,735 5,691
Greif Inc - Class A 15,360 930
Silgan Holdings Inc 45,249 1,908
Sonoco Products Co 58,179 3,808
$ 12,337
Pharmaceuticals - 1 .20%
Jazz Pharmaceuticals PLC
(d)
32,616 5,362
Neurocrine Biosciences Inc
(d)
54,401 5,140
PRA Health Sciences Inc
(d)
37,375 6,238
$ 16,740
Pipelines - 0 .24%
Antero Midstream Corp 165,700 1,432
Equitrans Midstream Corp 236,204 1,927
$ 3,359
Real Estate - 0 .40%
Jones Lang LaSalle Inc
(d)
29,597 5,562
REITs - 8 .68%
American Campus Communities Inc 79,705 3,603
Apartment Income REIT Corp 86,205 3,892
Brixmor Property Group Inc 171,851 3,839
Camden Property Trust 56,497 6,807
CoreSite Realty Corp 24,766 3,009
Corporate Office Properties Trust 64,962 1,822

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Cousins Properties Inc 86,032 $ 3,155
CyrusOne Inc 69,757 5,080
Douglas Emmett Inc 95,511 3,203
EastGroup Properties Inc 22,966 3,644
EPR Properties
(d)
43,295 2,066
First Industrial Realty Trust Inc 74,774 3,722
Healthcare Realty Trust Inc 80,924 2,603
Highwoods Properties Inc 60,178 2,695
Hudson Pacific Properties Inc 87,417 2,457
JBG SMITH Properties 64,013 2,087
Kilroy Realty Corp 61,321 4,203
Lamar Advertising Co 50,085 4,960
Life Storage Inc 43,698 4,198
Macerich Co/The 67,216 927
Medical Properties Trust Inc 335,867 7,406
National Retail Properties Inc 101,497 4,711
Omega Healthcare Investors Inc 134,217 5,100
Park Hotels & Resorts Inc
(d)
136,881 3,054
Pebblebrook Hotel Trust 76,042 1,816
Physicians Realty Trust 121,947 2,284
PotlatchDeltic Corp 38,751 2,300
PS Business Parks Inc 11,620 1,887
Rayonier Inc 79,812 2,896
Rexford Industrial Realty Inc 76,108 4,228
Sabra Health Care REIT Inc 122,024 2,217
Service Properties Trust 95,446 1,175
SL Green Realty Corp 40,159 2,972
Spirit Realty Capital Inc 66,513 3,162
STORE Capital Corp 138,905 4,971
Urban Edge Properties 63,697 1,201
Weingarten Realty Investors 69,535 2,249
$ 121,601
Retail - 5 .87%
American Eagle Outfitters Inc
(e)
86,610 2,994
AutoNation Inc
(d)
31,906 3,270
BJ's Wholesale Club Holdings Inc
(d)
79,496 3,551
Casey's General Stores Inc 21,396 4,754
Cracker Barrel Old Country Store Inc 13,739 2,301
Dick's Sporting Goods Inc 38,064 3,143
FirstCash Inc 23,764 1,712
Five Below Inc
(d)
32,354 6,512
Foot Locker Inc 60,346 3,559
Jack in the Box Inc 13,219 1,595
Kohl's Corp 91,293 5,355
Lithia Motors Inc 15,421 5,928
MSC Industrial Direct Co Inc 27,053 2,439
Murphy USA Inc 14,676 2,046
Nordstrom Inc
(d)
63,051 2,313
Nu Skin Enterprises Inc 29,442 1,556
Ollie's Bargain Outlet Holdings Inc
(d)
32,957 3,041
Papa John's International Inc 19,067 1,844
RH
(d)
9,450 6,502
Texas Roadhouse Inc 37,895 4,055
Wendy's Co/The 103,697 2,340
Williams-Sonoma Inc 44,350 7,573
Wingstop Inc 17,191 2,723
World Fuel Services Corp 36,554 1,131
$ 82,237
Savings & Loans - 0 .53%
New York Community Bancorp Inc 269,679 3,225
Sterling Bancorp/DE 112,029 2,815
Washington Federal Inc 43,946 1,431
$ 7,471
Semiconductors - 2 .61%
Amkor Technology Inc 62,003 1,254
Brooks Automation Inc 42,980 4,355
Cirrus Logic Inc
(d)
33,613 2,501
CMC Materials Inc 16,890 3,098
Cree Inc
(d)
66,733 6,635
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Lattice Semiconductor Corp
(d)
79,067 $ 3,978
MKS Instruments Inc 31,977 5,727
Semtech Corp
(d)
37,641 2,550
Silicon Laboratories Inc
(d)
25,435 3,585
Synaptics Inc
(d)
20,225 2,829
$ 36,512
Software - 3 .12%
ACI Worldwide Inc
(d)
67,835 2,563
Blackbaud Inc
(d)
28,018 1,993
CDK Global Inc 70,507 3,779
Ceridian HCM Holding Inc
(d)
75,828 7,164
CommVault Systems Inc
(d)
27,216 1,892
Concentrix Corp
(d)
24,079 3,741
Fair Isaac Corp
(d)
16,929 8,827
J2 Global Inc
(d)
24,588 2,975
Manhattan Associates Inc
(d)
36,946 5,070
Sailpoint Technologies Holdings Inc
(d)
52,944 2,585
Teradata Corp
(d)
63,119 3,123
$ 43,712
Telecommunications - 0 .75%
Ciena Corp
(d)
89,849 4,535
Iridium Communications Inc
(d)
68,427 2,600
Telephone and Data Systems Inc 57,669 1,325
Viasat Inc
(d)
39,400 2,040
$ 10,500
Toys, Games & Hobbies - 0 .31%
Mattel Inc
(d)
201,619 4,327
Transportation - 1 .55%
Kirby Corp
(d)
34,794 2,216
Knight-Swift Transportation Holdings Inc 70,985 3,345
Landstar System Inc 22,229 3,830
Ryder System Inc 31,095 2,483
Werner Enterprises Inc 33,083 1,529
XPO Logistics Inc
(d)
59,183 8,233
$ 21,636
Trucking & Leasing - 0 .14%
GATX Corp 20,325 1,986
Water - 0 .44%
Essential Utilities Inc 129,313 6,095
TOTAL COMMON STOCKS $ 1,368,982
Total Investments $ 1,404,051
Other Assets and Liabilities -  (0.25)% (3,467)
TOTAL NET ASSETS - 100.00% $ 1,400,584
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $638 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $609 or 0.04% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .10%
Industrial 19 .97%
Consumer, Non-cyclical 17 .91%
Consumer, Cyclical 15 .81%
Technology 7 .86%
Basic Materials 4 .02%
Utilities 3 .00%
Communications 2 .80%
Money Market Funds 2 .37%
Energy 2 .27%
Investment Companies 0 .14%
Other Assets and Liabilities
( 0 .25 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 11,945 $ 193,068 $ 172,430 $ 32,583
$ 11,945 $ 193,068 $ 172,430 $ 32,583
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2021 Long 112 $ 30,467 $ 640
Total $ 640
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .44 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares Russell Mid-Cap Value ETF 62,533 $ 7,158
Money Market Funds - 2 .19%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
4,133,507 4,133
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
58,121,401 58,121
$ 62,254
TOTAL INVESTMENT COMPANIES $ 69,412
COMMON STOCKS - 97 .63 % Shares Held Value (000's)
Advertising - 1 .52%
Interpublic Group of Cos Inc/The 1,337,216 $ 42,457
Omnicom Group Inc 9,926 816
$ 43,273
Aerospace & Defense - 0 .11%
HEICO Corp 385 54
HEICO Corp - Class A 713 90
Hexcel Corp
(d)
3,914 221
Howmet Aerospace Inc
(d)
18,362 587
Mercury Systems Inc
(d)
494 37
Spirit AeroSystems Holdings Inc 4,928 225
Teledyne Technologies Inc
(d)
1,704 763
TransDigm Group Inc
(d)
1,915 1,176
$ 3,153
Agriculture - 1 .89%
Archer-Daniels-Midland Co 769,781 48,597
Bunge Ltd 63,071 5,324
$ 53,921
Airlines - 1 .30%
Alaska Air Group Inc
(d)
465,641 32,194
American Airlines Group Inc
(d)
28,734 624
Copa Holdings SA
(d)
1,471 127
Delta Air Lines Inc
(d)
29,666 1,392
JetBlue Airways Corp
(d)
14,468 295
Southwest Airlines Co
(d)
27,424 1,722
United Airlines Holdings Inc
(d)
14,492 788
$ 37,142
Apparel - 0 .91%
Capri Holdings Ltd
(d)
6,670 367
Carter's Inc 2,013 219
Columbia Sportswear Co 1,349 147
Hanesbrands Inc 16,319 344
PVH Corp
(d)
30,220 3,420
Ralph Lauren Corp
(d)
2,215 295
Skechers USA Inc
(d)
6,290 305
Tapestry Inc
(d)
13,013 623
Under Armour Inc - Class A
(d)
8,848 215
Under Armour Inc - Class C
(d)
8,935 178
VF Corp 227,133 19,911
$ 26,024
Automobile Manufacturers - 0 .40%
Cummins Inc 6,883 1,735
Ford Motor Co
(d)
703,482 8,118
PACCAR Inc 15,840 1,424
$ 11,277
Automobile Parts & Equipment - 2 .47%
Allison Transmission Holdings Inc 1,858 77
Aptiv PLC
(d)
151,508 21,801
BorgWarner Inc 978,464 47,534
Gentex Corp 11,545 406
Lear Corp 2,816 517
$ 70,335
Banks - 5 .08%
Associated Banc-Corp 7,128 156
Bank of Hawaii Corp 38,521 3,501
Bank of New York Mellon Corp/The 135,000 6,734
Bank OZK 5,741 235
BOK Financial Corp 1,471 129
Citizens Financial Group Inc 19,895 921
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Comerica Inc 72,335 $ 5,437
Commerce Bancshares Inc/MO 4,925 383
Cullen/Frost Bankers Inc 2,632 316
East West Bancorp Inc 6,630 505
Fifth Third Bancorp 33,206 1,346
First Citizens BancShares Inc/NC 291 252
First Hawaiian Inc 6,092 167
First Horizon Corp 25,671 470
First Republic Bank/CA 8,062 1,477
FNB Corp/PA 15,040 194
Huntington Bancshares Inc/OH 46,990 720
KeyCorp 45,356 987
M&T Bank Corp 69,376 10,940
Northern Trust Corp 8,966 1,020
PacWest Bancorp 95,336 4,138
Pinnacle Financial Partners Inc 3,471 304
Popular Inc 3,882 287
Prosperity Bancshares Inc 337,197 24,737
Regions Financial Corp 248,783 5,424
Signature Bank/New York NY 2,600 654
State Street Corp 16,382 1,375
SVB Financial Group
(d)
2,398 1,371
Synovus Financial Corp 6,876 322
TCF Financial Corp 482,093 21,945
Umpqua Holdings Corp 10,350 193
Webster Financial Corp 4,208 223
Western Alliance Bancorp 85,523 8,986
Wintrust Financial Corp 2,682 207
Zions Bancorp NA 692,282 38,630
$ 144,686
Beverages - 0 .02%
Brown-Forman Corp - A Shares 310 22
Brown-Forman Corp - B Shares 1,251 96
Molson Coors Beverage Co
(d)
8,214 451
$ 569
Biotechnology - 1 .06%
Acceleron Pharma Inc
(d)
147 18
Alexion Pharmaceuticals Inc
(d)
8,403 1,418
Berkeley Lights Inc
(d)
488 24
BioMarin Pharmaceutical Inc
(d)
814 64
Bio-Rad Laboratories Inc
(d)
989 623
Bluebird Bio Inc
(d)
1,575 47
Certara Inc
(d)
824 26
Corteva Inc 431,033 21,017
Exact Sciences Corp
(d)
910 120
Exelixis Inc
(d)
9,106 224
Ionis Pharmaceuticals Inc
(d)
3,118 134
Maravai LifeSciences Holdings Inc
(d)
998 39
Nektar Therapeutics
(d)
8,151 160
Royalty Pharma PLC
(e)
128,680 5,662
Sage Therapeutics Inc
(d)
2,225 175
Sana Biotechnology Inc
(d)
324 7
United Therapeutics Corp
(d)
2,039 411
$ 30,169
Building Materials - 1 .42%
Armstrong World Industries Inc 1,407 146
AZEK Co Inc/The
(d)
3,576 173
Carrier Global Corp 25,995 1,133
Eagle Materials Inc
(d)
1,939 268
Fortune Brands Home & Security Inc 6,420 674
Johnson Controls International plc 33,839 2,109
Lennox International Inc 1,623 544
Martin Marietta Materials Inc 14,938 5,275
Masco Corp 11,920 761
MDU Resources Group Inc 129,689 4,339
Owens Corning 247,030 23,915
Vulcan Materials Co 6,169 1,100
$ 40,437

Schedule of Investments
MidCap Value Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 3 .50%
Albemarle Corp 5,386 $ 906
Ashland Global Holdings Inc 2,601 224
Axalta Coating Systems Ltd
(d)
9,910 316
Cabot Corp 2,615 144
Celanese Corp 5,296 830
CF Industries Holdings Inc 10,047 489
Chemours Co/The 101,869 3,077
Eastman Chemical Co 211,329 24,385
Element Solutions Inc 10,207 223
FMC Corp 4,893 579
Huntsman Corp 9,424 270
International Flavors & Fragrances Inc 205,612 29,232
LyondellBasell Industries NV 11,974 1,242
Mosaic Co/The 16,261 572
NewMarket Corp 59 20
Olin Corp 6,704 289
PPG Industries Inc 11,016 1,886
RPM International Inc 981 93
Valvoline Inc 315,583 9,909
W R Grace & Co 1,688 116
Westlake Chemical Corp 263,591 24,748
$ 99,550
Commercial Services - 2 .47%
2U Inc
(d)
2,133 84
ADT Inc 7,376 68
AMERCO 413 246
Aramark 10,744 418
Bright Horizons Family Solutions Inc
(d)
831 120
Cintas Corp 469 162
CoreLogic Inc/United States 3,221 257
Driven Brands Holdings Inc
(d)
1,518 43
Dun & Bradstreet Holdings Inc
(d)
3,293 78
Equifax Inc 1,466 336
Euronet Worldwide Inc
(d)
2,363 339
FTI Consulting Inc
(d)
16,163 2,244
Graham Holdings Co 188 120
Grand Canyon Education Inc
(d)
66,879 7,242
H&R Block Inc 2,397 53
IHS Markit Ltd 8,435 907
John Wiley & Sons Inc 2,020 115
Macquarie Infrastructure Corp 3,449 115
ManpowerGroup Inc 286,094 34,586
Morningstar Inc 177 47
Nielsen Holdings PLC 16,773 430
Quanta Services Inc 5,135 496
Robert Half International Inc 5,127 449
Rollins Inc 1,221 46
Sabre Corp
(d)
14,809 222
Service Corp International/US 7,868 420
Terminix Global Holdings Inc
(d)
6,219 317
TransUnion 743 78
United Rentals Inc
(d)
61,860 19,792
WEX Inc
(d)
1,860 382
$ 70,212
Computers - 5 .37%
Amdocs Ltd 46,306 3,553
CACI International Inc
(d)
976 249
Crowdstrike Holdings Inc
(d)
14,310 2,984
DXC Technology Co
(d)
694,933 22,871
Genpact Ltd 631,390 30,010
Hewlett Packard Enterprise Co 1,225,224 19,628
HP Inc 536,706 18,307
Leidos Holdings Inc 203,719 20,633
Lumentum Holdings Inc
(d)
3,139 267
MAXIMUS Inc 288,000 26,392
McAfee Corp 859 21
NCR Corp
(d)
5,976 273
NetApp Inc 85,339 6,374
Pure Storage Inc
(d)
4,847 98
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Science Applications International Corp 2,375 $ 212
Western Digital Corp
(d)
14,128 998
$ 152,870
Consumer Products - 1 .24%
Avery Dennison Corp 152,903 32,747
Clorox Co/The 13,375 2,440
Reynolds Consumer Products Inc 1,725 51
Spectrum Brands Holdings Inc 1,992 176
$ 35,414
Cosmetics & Personal Care - 0 .00%
Coty Inc
(d)
13,389 134
Distribution & Wholesale - 0 .19%
Fastenal Co 5,091 266
IAA Inc
(d)
4,813 302
LKQ Corp
(d)
14,088 658
Univar Solutions Inc
(d)
7,848 183
Watsco Inc 13,096 3,836
WW Grainger Inc 550 239
$ 5,484
Diversified Financial Services - 2 .50%
Affiliated Managers Group Inc 2,099 338
Air Lease Corp 5,008 234
Alliance Data Systems Corp 2,194 259
Ally Financial Inc 17,379 894
Ameriprise Financial Inc 5,505 1,422
Apollo Global Management Inc 4,040 224
Cboe Global Markets Inc 97,164 10,141
Credit Acceptance Corp
(d),(e)
409 161
Discover Financial Services 14,309 1,631
Evercore Inc - Class A 1,855 260
Franklin Resources Inc 12,752 383
Interactive Brokers Group Inc - A Shares 44,541 3,185
Invesco Ltd 17,746 479
Jefferies Financial Group Inc 10,312 335
Lazard Ltd 4,740 213
LendingTree Inc
(d)
24 5
LPL Financial Holdings Inc 3,400 533
Nasdaq Inc 5,340 863
Navient Corp 220,295 3,708
OneMain Holdings Inc 3,412 194
Raymond James Financial Inc 5,712 747
Santander Consumer USA Holdings Inc 3,545 120
SEI Investments Co 5,258 323
SLM Corp 13,484 265
Synchrony Financial 389,031 17,017
T Rowe Price Group Inc 71,190 12,757
Tradeweb Markets Inc 551 45
Upstart Holdings Inc
(d)
481 52
Virtu Financial Inc 363,878 10,782
Western Union Co/The 137,265 3,536
$ 71,106
Electric - 2 .27%
AES Corp/The 30,863 859
Alliant Energy Corp 440,658 24,752
Ameren Corp 11,496 975
Avangrid Inc 2,659 135
CenterPoint Energy Inc 23,723 581
CMS Energy Corp 13,336 859
Consolidated Edison Inc 15,965 1,236
DTE Energy Co 8,941 1,252
Edison International 16,701 993
Entergy Corp 9,379 1,025
Evergy Inc 10,532 674
Eversource Energy 16,036 1,383
FirstEnergy Corp 25,310 960
Hawaiian Electric Industries Inc 5,028 216
IDACORP Inc 2,366 242
NRG Energy Inc 7,473 268
OGE Energy Corp 9,404 316

Schedule of Investments
MidCap Value Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
PG&E Corp
(d)
61,838 $ 700
Pinnacle West Capital Corp 5,295 448
PPL Corp 35,987 1,048
Public Service Enterprise Group Inc 23,595 1,490
Vistra Corp 22,976 388
WEC Energy Group Inc 14,753 1,433
Xcel Energy Inc 312,546 22,284
$ 64,517
Electrical Components & Equipment - 0 .21%
Acuity Brands Inc 1,665 309
AMETEK Inc 38,109 5,142
Energizer Holdings Inc 649 32
Generac Holdings Inc
(d)
236 76
Littelfuse Inc 1,104 293
$ 5,852
Electronics - 4 .25%
Agilent Technologies Inc 12,980 1,735
Allegion plc 1,514 203
Amphenol Corp 272,065 18,321
Arrow Electronics Inc
(d)
3,494 399
Avnet Inc 4,607 202
Coherent Inc
(d)
186 48
Flex Ltd
(d)
1,400,000 24,360
FLIR Systems Inc 6,136 368
Fortive Corp 13,941 987
Garmin Ltd 95,826 13,151
Hubbell Inc 147,540 28,329
Jabil Inc 169,918 8,907
Keysight Technologies Inc
(d)
5,800 837
Mettler-Toledo International Inc
(d)
61 80
National Instruments Corp 6,058 251
nVent Electric PLC 7,308 223
Sensata Technologies Holding PLC
(d)
7,260 419
SYNNEX Corp 64,235 7,786
Trimble Inc
(d)
11,640 955
Vontier Corp
(d)
388,991 12,191
Waters Corp
(d)
2,643 793
Woodward Inc 2,618 327
$ 120,872
Energy - Alternate Sources - 0 .02%
Array Technologies Inc
(d)
5,266 148
First Solar Inc
(d)
4,305 330
Shoals Technologies Group Inc
(d)
3,809 122
$ 600
Engineering & Construction - 0 .05%
AECOM
(d)
6,562 436
frontdoor Inc
(d)
3,344 179
Jacobs Engineering Group Inc 6,020 804
$ 1,419
Entertainment - 0 .04%
Lions Gate Entertainment Corp - A shares
(d)
2,672 39
Lions Gate Entertainment Corp - B shares
(d)
5,386 68
Madison Square Garden Entertainment Corp
(d)
871 79
Madison Square Garden Sports Corp
(d)
876 162
Six Flags Entertainment Corp
(d)
3,584 168
Vail Resorts Inc
(d)
1,724 560
$ 1,076
Environmental Control - 0 .63%
Clean Harbors Inc
(d)
2,417 215
Pentair PLC 7,768 501
Republic Services Inc 158,801 16,881
Stericycle Inc
(d)
4,297 328
$ 17,925
Food - 4 .34%
Albertsons Cos Inc
(e)
4,518 84
Beyond Meat Inc
(d),(e)
531 70
Campbell Soup Co 96,123 4,590
Conagra Brands Inc 22,760 844
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Flowers Foods Inc 112,640 $ 2,699
Grocery Outlet Holding Corp
(d)
1,567 63
Hain Celestial Group Inc/The
(d)
3,848 158
Hershey Co/The 229,554 37,716
Hormel Foods Corp 13,026 602
Ingredion Inc 3,154 295
J M Smucker Co/The 5,155 675
Kellogg Co 7,813 488
Kroger Co/The 35,262 1,288
Lamb Weston Holdings Inc 5,295 426
McCormick & Co Inc/MD 5,127 463
Pilgrim's Pride Corp
(d)
118,197 2,832
Post Holdings Inc
(d)
2,801 319
Seaboard Corp 12 43
Sprouts Farmers Market Inc
(d)
161,322 4,131
Sysco Corp 372,000 31,520
TreeHouse Foods Inc
(d)
2,633 125
Tyson Foods Inc 433,425 33,569
US Foods Holding Corp
(d)
10,335 428
$ 123,428
Forest Products & Paper - 0 .04%
International Paper Co 18,357 1,065
Gas - 0 .06%
Atmos Energy Corp 5,908 612
National Fuel Gas Co 4,060 201
NiSource Inc 18,024 469
UGI Corp 9,785 428
$ 1,710
Hand & Machine Tools - 0 .60%
Lincoln Electric Holdings Inc 113,535 14,538
MSA Safety Inc 1,327 213
Regal Beloit Corp 1,902 275
Snap-on Inc 2,529 601
Stanley Black & Decker Inc 7,177 1,484
$ 17,111
Healthcare - Products - 2 .45%
Bio-Techne Corp 117 50
Bruker Corp 53,118 3,640
Cooper Cos Inc/The 67,997 27,940
DENTSPLY SIRONA Inc 10,170 687
Envista Holdings Corp
(d)
7,506 325
Globus Medical Inc
(d)
3,483 250
Haemonetics Corp
(d)
163 11
Hill-Rom Holdings Inc 253,769 27,970
Hologic Inc
(d)
3,640 239
ICU Medical Inc
(d)
663 138
Integra LifeSciences Holdings Corp
(d)
3,354 248
PerkinElmer Inc 4,221 547
QIAGEN NV
(d)
55,861 2,688
STERIS PLC 13,579 2,865
Tandem Diabetes Care Inc
(d)
288 26
Teleflex Inc 806 341
Zimmer Biomet Holdings Inc 9,673 1,714
$ 69,679
Healthcare - Services - 2 .04%
Acadia Healthcare Co Inc
(d)
4,128 251
American Well Corp
(d)
169,940 2,615
Catalent Inc
(d)
7,612 856
Charles River Laboratories International Inc
(d)
265 88
DaVita Inc
(d)
2,889 337
Encompass Health Corp 2,510 213
IQVIA Holdings Inc
(d)
5,512 1,294
Laboratory Corp of America Holdings
(d)
4,276 1,137
Molina Healthcare Inc
(d)
79,903 20,383
Oak Street Health Inc
(d)
1,963 121
PPD Inc
(d)
1,079 50
Quest Diagnostics Inc 226,238 29,836
Sotera Health Co
(d)
1,776 46
Syneos Health Inc
(d)
3,407 289

Schedule of Investments
MidCap Value Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Teladoc Health Inc
(d)
341 $ 59
Universal Health Services Inc 3,465 514
$ 58,089
Home Builders - 0 .88%
DR Horton Inc 62,885 6,181
Lennar Corp - A Shares 12,592 1,305
Lennar Corp - B Shares 650 52
NVR Inc
(d)
141 708
PulteGroup Inc 271,682 16,061
Thor Industries Inc 2,477 351
Toll Brothers Inc 5,219 327
$ 24,985
Home Furnishings - 0 .22%
Dolby Laboratories Inc 2,612 265
Leggett & Platt Inc 6,209 308
Tempur Sealy International Inc 133,599 5,096
Whirlpool Corp 2,867 678
$ 6,347
Housewares - 0 .02%
Newell Brands Inc 18,077 487
Scotts Miracle-Gro Co/The 112 26
$ 513
Insurance - 8 .91%
Aflac Inc 195,000 10,477
Alleghany Corp
(d)
59,080 40,114
American Financial Group Inc/OH 303,324 37,266
American National Group Inc 378 43
Arch Capital Group Ltd
(d)
18,354 729
Arthur J Gallagher & Co 205,911 29,847
Assurant Inc 2,739 426
Assured Guaranty Ltd 3,638 185
Athene Holding Ltd
(d)
5,377 321
Axis Capital Holdings Ltd 3,552 198
Brighthouse Financial Inc
(d)
4,168 195
Brown & Brown Inc 10,503 559
Cincinnati Financial Corp 6,968 785
CNA Financial Corp 1,231 58
Equitable Holdings Inc 18,730 641
Erie Indemnity Co 501 107
Everest Re Group Ltd 157,483 43,615
Fidelity National Financial Inc 215,556 9,833
First American Financial Corp 176,417 11,379
Globe Life Inc 4,813 493
GoHealth Inc
(d)
2,022 24
Hanover Insurance Group Inc/The 1,728 239
Hartford Financial Services Group Inc/The 16,689 1,101
Kemper Corp 2,899 226
Lemonade Inc
(d),(e)
1,549 140
Lincoln National Corp 7,940 509
Loews Corp 10,573 590
Markel Corp
(d)
632 744
Mercury General Corp 1,271 79
MGIC Investment Corp 15,861 242
Old Republic International Corp 828,320 20,393
Primerica Inc 703 112
Prudential Financial Inc 18,482 1,855
Reinsurance Group of America Inc 3,187 416
RenaissanceRe Holdings Ltd 22,853 3,858
Unum Group 9,567 270
Voya Financial Inc 5,747 390
W R Berkley Corp 421,552 33,606
White Mountains Insurance Group Ltd 140 163
Willis Towers Watson PLC 5,990 1,551
$ 253,779
Internet - 0 .69%
Expedia Group Inc
(d)
5,707 1,006
F5 Networks Inc
(d)
36,204 6,762
FireEye Inc
(d)
7,979 159
Grubhub Inc
(d)
3,912 266
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Leslie's Inc
(d)
140,380 $ 3,989
Lyft Inc
(d)
11,719 652
Pinterest Inc
(d)
3,211 213
TripAdvisor Inc
(d)
4,724 223
Twitter Inc
(d)
36,281 2,003
VeriSign Inc
(d)
1,915 419
Wayfair Inc
(d)
293 87
Zillow Group Inc - A Shares
(d)
2,406 321
Zillow Group Inc - C Shares
(d)
27,509 3,579
$ 19,679
Iron & Steel - 2 .23%
Nucor Corp 14,066 1,157
Reliance Steel & Aluminum Co 206,273 33,068
Steel Dynamics Inc 542,353 29,406
$ 63,631
Leisure Products & Services - 0 .23%
Brunswick Corp/DE 3,710 397
Carnival Corp
(d)
28,216 789
Harley-Davidson Inc 7,195 348
Norwegian Cruise Line Holdings Ltd
(d)
16,939 526
Peloton Interactive Inc
(d)
33,453 3,290
Planet Fitness Inc
(d)
1,626 137
Polaris Inc 2,451 343
Royal Caribbean Cruises Ltd
(d)
9,223 802
Virgin Galactic Holdings Inc
(d),(e)
411 9
$ 6,641
Lodging - 1 .12%
Choice Hotels International Inc 1,631 186
Extended Stay America Inc 8,317 165
Hilton Worldwide Holdings Inc
(d)
12,746 1,640
Hyatt Hotels Corp
(d)
1,637 135
Las Vegas Sands Corp
(d)
453,000 27,751
MGM Resorts International 21,973 895
Travel + Leisure Co 3,948 255
Wyndham Hotels & Resorts Inc 4,311 315
Wynn Resorts Ltd
(d)
3,653 469
$ 31,811
Machinery - Construction & Mining - 1 .49%
BWX Technologies Inc 1,600 107
Oshkosh Corp 223,184 27,771
Vertiv Holdings Co 645,000 14,641
$ 42,519
Machinery - Diversified - 3 .72%
AGCO Corp 184,903 26,981
Colfax Corp
(d)
5,153 233
Crane Co 2,285 215
Curtiss-Wright Corp 25,864 3,308
Dover Corp 6,708 1,001
Flowserve Corp 6,118 243
Gates Industrial Corp PLC
(d)
2,926 50
Graco Inc 3,881 298
GrafTech International Ltd 7,912 101
IDEX Corp 3,515 788
Ingersoll Rand Inc
(d)
16,177 799
Middleby Corp/The
(d)
134,588 24,403
Nordson Corp 488 103
Otis Worldwide Corp 198,990 15,495
Rockwell Automation Inc 2,780 735
Toro Co/The 176,465 20,223
Westinghouse Air Brake Technologies Corp 8,445 693
Xylem Inc/NY 92,350 10,219
$ 105,888
Media - 0 .69%
Discovery Inc - A Shares
(d),(e)
7,341 276
Discovery Inc - C Shares
(d)
14,482 468
DISH Network Corp
(d)
131,522 5,891
Fox Corp - A Shares 15,593 584
Fox Corp - B Shares 7,351 267

Schedule of Investments
MidCap Value Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Broadband Corp - A Shares
(d)
1,160 $ 183
Liberty Broadband Corp - C Shares
(d)
7,459 1,214
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
1,097 45
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
9,328 438
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
3,445 156
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
7,215 326
New York Times Co/The 7,660 348
News Corp - A Shares 198,787 5,207
News Corp - B Shares 5,700 139
Nexstar Media Group Inc 679 100
Sirius XM Holdings Inc
(e)
478,115 2,916
ViacomCBS Inc - Class A
(e)
500 23
ViacomCBS Inc - Class B 26,175 1,074
$ 19,655
Metal Fabrication & Hardware - 0 .02%
Timken Co/The 2,974 249
Valmont Industries Inc 979 242
$ 491
Mining - 0 .35%
Freeport-McMoRan Inc 67,468 2,544
Newmont Corp 67,173 4,192
Royal Gold Inc 27,840 3,115
$ 9,851
Miscellaneous Manufacturers - 3 .02%
A O Smith Corp 169,652 11,494
Carlisle Cos Inc 2,447 469
Donaldson Co Inc 5,355 337
ITT Inc 4,063 383
Parker-Hannifin Corp 88,976 27,921
Textron Inc 676,618 43,466
Trane Technologies PLC 11,155 1,939
Trinity Industries Inc 4,263 118
$ 86,127
Office & Business Equipment - 0 .23%
Xerox Holdings Corp 7,866 190
Zebra Technologies Corp
(d)
13,207 6,442
$ 6,632
Oil & Gas - 3 .35%
APA Corp 17,763 355
Cabot Oil & Gas Corp 18,456 308
Cimarex Energy Co 359,720 23,813
Continental Resources Inc/OK 3,480 95
Devon Energy Corp 1,042,627 24,377
Diamondback Energy Inc 56,506 4,619
EQT Corp
(d)
12,883 246
Helmerich & Payne Inc 4,910 126
Hess Corp 12,819 955
HollyFrontier Corp 7,025 246
Marathon Oil Corp 36,794 414
Marathon Petroleum Corp 30,118 1,676
Murphy Oil Corp 6,805 115
Occidental Petroleum Corp 39,057 990
Pioneer Natural Resources Co 59,072 9,087
Valero Energy Corp 378,000 27,957
$ 95,379
Oil & Gas Services - 0 .06%
Baker Hughes Co 30,647 616
Halliburton Co 41,276 807
NOV Inc
(d)
18,259 273
$ 1,696
Packaging & Containers - 1 .94%
Amcor PLC 62,790 738
AptarGroup Inc 126,419 19,065
Ardagh Group SA 901 24
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Ball Corp 959 $ 90
Berry Global Group Inc
(d)
4,121 262
Crown Holdings Inc 5,474 601
Graphic Packaging Holding Co 9,831 183
Packaging Corp of America 204,410 30,181
Sealed Air Corp 7,310 361
Silgan Holdings Inc 3,692 156
Sonoco Products Co 43,618 2,855
Westrock Co 12,078 673
$ 55,189
Pharmaceuticals - 0 .74%
Agios Pharmaceuticals Inc
(d)
2,606 145
Alkermes PLC
(d)
7,421 163
AmerisourceBergen Corp 3,565 431
Elanco Animal Health Inc
(d)
21,306 676
Henry Schein Inc
(d)
6,711 487
Herbalife Nutrition Ltd
(d)
172,645 7,902
Horizon Therapeutics Plc
(d)
634 60
Jazz Pharmaceuticals PLC
(d)
2,542 418
McKesson Corp 21,408 4,015
Perrigo Co PLC 6,423 267
PRA Health Sciences Inc
(d)
413 69
Premier Inc 164,714 5,823
Reata Pharmaceuticals Inc
(d)
121 12
Viatris Inc 56,496 751
$ 21,219
Pipelines - 0 .31%
Antero Midstream Corp 13,317 115
Equitrans Midstream Corp 355,578 2,902
ONEOK Inc 20,661 1,081
Targa Resources Corp 97,706 3,389
Williams Cos Inc/The 56,585 1,379
$ 8,866
Private Equity - 0 .06%
Carlyle Group Inc/The 4,959 211
KKR & Co Inc 25,373 1,436
$ 1,647
Real Estate - 0 .07%
CBRE Group Inc
(d)
15,574 1,327
Howard Hughes Corp/The
(d)
1,828 197
Jones Lang LaSalle Inc
(d)
2,422 455
$ 1,979
REITs - 6 .31%
AGNC Investment Corp 25,459 456
Alexandria Real Estate Equities Inc 6,312 1,143
American Campus Communities Inc 6,437 291
American Homes 4 Rent 709,729 26,289
Americold Realty Trust 490,678 19,819
Annaly Capital Management Inc 65,734 597
Apartment Income REIT Corp 6,905 312
Apartment Investment and Management Co 6,877 48
Apple Hospitality REIT Inc 9,845 156
AvalonBay Communities Inc 6,569 1,261
Boston Properties Inc 7,261 794
Brandywine Realty Trust 7,899 107
Brixmor Property Group Inc 13,939 311
Brookfield Property REIT Inc 340 6
Camden Property Trust 4,441 535
CoreSite Realty Corp 575 70
Corporate Office Properties Trust 5,279 148
Cousins Properties Inc 6,961 255
CubeSmart 9,089 385
CyrusOne Inc 5,605 408
Douglas Emmett Inc 7,827 263
Duke Realty Corp 17,195 800
Empire State Realty Trust Inc 6,879 78
EPR Properties
(d)
3,462 165
Equity Commonwealth 5,487 158
Equity LifeStyle Properties Inc 4,826 335

Schedule of Investments
MidCap Value Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Equity Residential 17,162 $ 1,274
Essex Property Trust Inc 3,043 884
Extra Space Storage Inc 1,752 261
Federal Realty Investment Trust 3,538 399
First Industrial Realty Trust Inc 5,935 295
Gaming and Leisure Properties Inc 10,255 477
Healthcare Trust of America Inc 542,228 15,925
Healthpeak Properties Inc 25,177 865
Highwoods Properties Inc 438,834 19,656
Host Hotels & Resorts Inc
(d)
32,519 591
Hudson Pacific Properties Inc 7,061 199
Invitation Homes Inc 26,295 922
Iron Mountain Inc 5,569 223
JBG SMITH Properties 5,725 187
Kilroy Realty Corp 5,405 370
Kimco Realty Corp 374,294 7,860
Lamar Advertising Co 281,041 27,834
Life Storage Inc 3,404 327
Medical Properties Trust Inc 26,680 588
Mid-America Apartment Communities Inc 5,315 836
National Retail Properties Inc 420,057 19,499
New Residential Investment Corp 21,398 229
Omega Healthcare Investors Inc 10,586 402
Outfront Media Inc
(d)
6,760 165
Paramount Group Inc 8,782 93
Park Hotels & Resorts Inc
(d)
10,934 244
Rayonier Inc 6,170 224
Realty Income Corp 17,400 1,203
Regency Centers Corp 73,519 4,681
Rexford Industrial Realty Inc 6,097 339
Simon Property Group Inc 3,227 393
SL Green Realty Corp 3,269 242
Spirit Realty Capital Inc 5,310 252
Starwood Property Trust Inc 12,862 332
STORE Capital Corp 11,263 403
Sun Communities Inc 4,936 823
UDR Inc 13,626 633
Ventas Inc 17,426 966
VEREIT Inc 180,318 8,626
VICI Properties Inc 25,051 794
Vornado Realty Trust 8,254 378
Weingarten Realty Investors 5,702 184
Welltower Inc 19,459 1,460
Weyerhaeuser Co 34,759 1,348
WP Carey Inc 8,053 603
$ 179,679
Retail - 5 .81%
Advance Auto Parts Inc 3,051 611
AutoNation Inc
(d)
343,618 35,214
AutoZone Inc
(d)
2,547 3,729
Best Buy Co Inc 8,729 1,015
Burlington Stores Inc
(d)
317 103
CarMax Inc
(d)
7,024 936
Casey's General Stores Inc 1,727 384
Darden Restaurants Inc 135,071 19,818
Dick's Sporting Goods Inc 115,873 9,569
Dollar Tree Inc
(d)
68,580 7,880
Foot Locker Inc 4,863 287
Gap Inc/The 8,586 284
Genuine Parts Co 6,558 820
Kohl's Corp 7,281 427
L Brands Inc
(d)
202,552 13,348
MSC Industrial Direct Co Inc 33,513 3,021
Nordstrom Inc
(d)
5,130 188
Nu Skin Enterprises Inc 2,407 127
Ollie's Bargain Outlet Holdings Inc
(d)
310 29
Penske Automotive Group Inc 43,835 3,844
Petco Health & Wellness Co Inc
(d),(e)
1,197 28
Qurate Retail Inc 17,885 213
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Ross Stores Inc 229,000 $ 29,985
Ulta Beauty Inc
(d)
166 55
Vroom Inc
(d)
980 45
Williams-Sonoma Inc 3,007 513
Yum China Holdings Inc 17,411 1,096
Yum! Brands Inc 266,000 31,792
$ 165,361
Savings & Loans - 0 .25%
New York Community Bancorp Inc 21,119 252
People's United Financial Inc 367,419 6,662
Sterling Bancorp/DE 9,090 228
TFS Financial Corp 2,143 42
$ 7,184
Semiconductors - 1 .07%
Allegro MicroSystems Inc
(d)
1,190 29
Cirrus Logic Inc
(d)
2,744 204
Cree Inc
(d)
5,149 512
Entegris Inc 391 44
IPG Photonics Corp
(d)
1,555 338
Marvell Technology Inc 31,110 1,406
Maxim Integrated Products Inc 8,280 778
Microchip Technology Inc 2,912 438
MKS Instruments Inc 631 113
ON Semiconductor Corp
(d)
18,937 739
Qorvo Inc
(d)
36,286 6,828
Skyworks Solutions Inc 88,997 16,138
Teradyne Inc 22,264 2,785
$ 30,352
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,682 357
Software - 1 .15%
Akamai Technologies Inc
(d)
1,318 143
Aspen Technology Inc
(d)
226 30
BigCommerce Holdings Inc
(d)
321 19
C3.ai Inc
(d),(e)
115 8
CDK Global Inc 4,999 268
Ceridian HCM Holding Inc
(d)
1,594 151
Change Healthcare Inc
(d)
3,219 74
Citrix Systems Inc 50,985 6,315
Concentrix Corp
(d)
72,836 11,317
Datto Holding Corp
(d)
551 14
Duck Creek Technologies Inc
(d),(e)
536 22
Guidewire Software Inc
(d)
3,166 334
Jack Henry & Associates Inc 773 126
Jamf Holding Corp
(d)
786 29
JFrog Ltd
(d),(e)
103 5
Manhattan Associates Inc
(d)
334 46
nCino Inc
(d)
340 22
Nuance Communications Inc
(d)
13,232 704
Paychex Inc 3,169 309
Pegasystems Inc 167 21
Playtika Holding Corp
(d)
1,739 48
Signify Health Inc
(d)
296 8
SolarWinds Corp
(d)
2,152 36
SS&C Technologies Holdings Inc 8,295 616
Synopsys Inc
(d)
503 124
Take-Two Interactive Software Inc
(d)
64,176 11,255
Teradata Corp
(d)
1,112 55
Twilio Inc
(d)
1,131 416
Unity Software Inc
(d)
256 26
Zynga Inc
(d)
7,330 79
$ 32,620
Telecommunications - 1 .00%
Arista Networks Inc
(d)
489 154
Ciena Corp
(d)
7,189 363
CommScope Holding Co Inc
(d)
8,499 140
Corning Inc 34,890 1,542
EchoStar Corp
(d)
2,111 51
Juniper Networks Inc 15,475 393

Schedule of Investments
MidCap Value Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Lumen Technologies Inc 50,903 $ 653
Motorola Solutions Inc 132,270 24,907
Telephone and Data Systems Inc 4,727 109
Ubiquiti Inc 79 22
United States Cellular Corp
(d)
667 23
Viasat Inc
(d)
2,706 140
$ 28,497
Textiles - 0 .02%
Mohawk Industries Inc
(d)
2,730 561
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 5,953 592
Mattel Inc
(d)
6,558 141
$ 733
Transportation - 3 .12%
CH Robinson Worldwide Inc 54,732 5,313
Expeditors International of Washington Inc 113,203 12,437
JB Hunt Transport Services Inc 155,879 26,610
Kansas City Southern 4,220 1,233
Kirby Corp
(d)
2,799 178
Knight-Swift Transportation Holdings Inc 104,947 4,945
Landstar System Inc 216,004 37,213
Old Dominion Freight Line Inc 630 162
Ryder System Inc 2,462 197
Schneider National Inc 2,588 63
XPO Logistics Inc
(d)
4,061 565
$ 88,916
Water - 0 .06%
American Water Works Co Inc 8,461 1,320
Essential Utilities Inc 10,528 496
$ 1,816
TOTAL COMMON STOCKS $ 2,779,699
Total Investments $ 2,849,111
Other Assets and Liabilities -  (0.07)% (2,090)
TOTAL NET ASSETS - 100.00% $ 2,847,021
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,133 or
0.15% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,015 or 0.14% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .18%
Industrial 20 .59%
Consumer, Non-cyclical 16 .25%
Consumer, Cyclical 13 .64%
Technology 7 .82%
Basic Materials 6 .12%
Communications 3 .90%
Energy 3 .74%
Utilities 2 .39%
Money Market Funds 2 .19%
Investment Companies 0 .25%
Other Assets and Liabilities
( 0 .07 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 22,289 $ 620,241 $ 584,409 $ 58,121
$ 22,289 $ 620,241 $ 584,409 $ 58,121
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2021 Long 104 $ 28,291 $ (8)
Total $ (8)
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.84% Shares Held Value (000's)
Money Market Funds - 3.84%
DWS Government Money Market Series -
Institutional Class 0.03%
(a)
11,400,000 $ 11,400
Goldman Sachs Financial Square Government
Fund - Institutional Class 0.03%
(a)
10,600,000 10,600
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.03%
(a)
6,000,000 6,000
$ 28,000
TOTAL INVESTMENT COMPANIES $ 28,000
BONDS - 7.34%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 2.16%
AmeriCredit Automobile Receivables Trust
2021-1
0.16%, 03/18/2022 $ 1,838 $ 1,838
Carmax Auto Owner Trust 2021-1
0.17%, 02/15/2022 1,461 1,461
CarMax Auto Owner Trust 2021-2
0.14%, 04/15/2022 2,500 2,500
Enterprise Fleet Financing 2020-2 LLC
0.24%, 10/20/2021
(b)
493 493
Enterprise Fleet Funding 2021-1 LLC
0.17%, 03/21/2022
(b)
2,956 2,956
Santander Consumer Auto Receivables Trust
2021-A
0.18%, 01/18/2022
(b)
1,906 1,906
Santander Drive Auto Receivables Trust 2021-1
0.16%, 02/15/2022 1,671 1,671
Tesla Auto Lease Trust 2021-A
0.16%, 04/20/2022
(b)
2,776 2,776
Wheels SPV 2 LLC
0.24%, 09/20/2021
(b)
206 206
$ 15,807
Diversified Financial Services - 0.06%
Corporate Finance Managers Inc
0.11%, 05/07/2021
(c)
415 415
Insurance - 2.33%
MetLife
0.24%, 08/17/2021 9,000 9,000
New York Life
0.20%, 07/20/2021 8,000 8,000
$ 17,000
Other Asset Backed Securities - 2.79%
Dell Equipment Finance Trust 2020-2
0.31%, 09/22/2021
(b)
619 619
Dell Equipment Finance Trust 2021-1
0.21%, 03/22/2022
(b)
3,871 3,871
DLLAA 2021-1 LLC
0.22%, 05/17/2022
(b),(d)
3,500 3,500
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.19%, 02/15/2022
(b)
3,266 3,266
HPEFS Equipment Trust 2021-1
0.17%, 03/21/2022
(b)
3,384 3,384
Kubota Credit Owner Trust 2021-1
0.17%, 04/15/2022
(b)
3,000 3,000
MMAF Equipment Finance LLC 2021-A
0.18%, 05/13/2022
(b),(d)
2,500 2,500
Volvo Financial Equipment LLC
0.22%, 10/15/2021
(b)
233 233
$ 20,373
TOTAL BONDS $ 53,595
MUNICIPAL BONDS - 2.41%
Principal
Amount (000's) Value (000's)
Colorado - 0.67%
Colorado Housing and Finance Authority (credit
support from Federal Home Loan Bank )
0.16%, 05/07/2021
(c),(e)
$ 4,815 $ 4,815
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado (continued)
County of Kit Carson CO (credit support from
Wells Fargo )
0.13%, 05/07/2021
(c),(e)
$ 40 $ 40
$ 4,855
Maryland - 0.73%
City of Baltimore MD (credit support from State
Street Bank )
0.09%, 05/07/2021
(c),(e)
5,340 5,340
New York - 1.01%
New York City Housing Development
Corp (credit support from Fannie Mae )
0.06%, 05/07/2021
(c),(e)
2,500 2,500
0.07%, 05/07/2021
(c),(e)
4,900 4,900
$ 7,400
TOTAL MUNICIPAL BONDS $ 17,595
COMMERCIAL PAPER - 82.43%
Principal
Amount (000's) Value (000's)
Agriculture - 3.31%
Archer-Daniels-Midland Co
0.05%, 05/20/2021
(b)
$ 5,000 $ 5,000
0.06%, 05/10/2021
(b)
4,000 4,000
0.08%, 05/07/2021
(b)
4,000 4,000
Philip Morris International Inc
0.04%, 05/03/2021
(b)
9,500 9,500
0.05%, 05/05/2021
(b)
1,660 1,660
$ 24,160
Automobile Manufacturers - 3.07%
PACCAR Financial Corp (credit support from
Paccar Inc )
0.07%, 05/27/2021
(e)
4,900 4,900
0.08%, 06/07/2021
(e)
5,000 5,000
Toyota Credit de Puerto Rico Corp (credit
support from Toyota Financial Services )
0.10%, 07/07/2021
(e)
4,000 3,999
0.12%, 06/22/2021
(e)
4,500 4,499
Toyota Motor Credit Corp
0.07%, 06/02/2021 4,000 4,000
$ 22,398
Banks - 28.58%
Barclays Bank PLC
0.13%, 06/01/2021
(f)
4,000 3,999
0.17%, 05/21/2021
(f)
4,200 4,200
0.17%, 06/21/2021
(f)
4,500 4,499
0.17%, 07/16/2021
(f)
4,000 3,998
BNP Paribas SA
0.02%, 05/03/2021
(f)
8,000 8,000
Credit Suisse AG/New York NY
0.13%, 06/30/2021 4,000 3,999
DBS Bank Ltd
0.12%, 07/06/2021
(b),(f)
3,100 3,099
0.14%, 07/02/2021
(b),(f)
590 590
DNB Bank ASA
0.03%, 05/06/2021
(b),(f)
9,000 9,000
ING US Funding LLC (credit support from ING
Bank )
0.14%, 06/03/2021
(e)
1,800 1,800
0.14%, 06/30/2021
(b),(e)
4,000 3,999
Kreditanstalt fuer Wiederaufbau (credit support
from Republic of Germany )
0.09%, 07/01/2021
(b),(e),(f)
3,400 3,399
0.12%, 05/07/2021
(b),(e),(f)
4,500 4,500
0.13%, 05/11/2021
(b),(e),(f)
5,000 5,000
0.15%, 06/04/2021
(b),(e),(f)
300 300
Manhattan Asset Funding Co LLC
0.09%, 05/18/2021
(b)
4,000 4,000
0.10%, 06/08/2021
(b)
1,700 1,700
0.12%, 06/04/2021
(b)
800 800

Schedule of Investments
Money Market Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Manhattan Asset Funding Co LLC   (continued)
0.13%, 05/27/2021
(b)
$ 4,500 $ 4,499
0.13%, 07/08/2021
(b)
4,500 4,499
Mitsubishi UFJ Trust & Banking Corp/NY
0.12%, 07/01/2021
(b)
4,500 4,499
0.16%, 05/12/2021
(b)
5,000 5,000
0.16%, 05/18/2021
(b)
4,000 4,000
0.16%, 05/21/2021
(b)
4,000 4,000
Mizuho Bank Ltd/New York NY
0.15%, 05/17/2021
(b)
4,500 4,500
National Australia Bank Ltd (credit support from
National Australia Funding Delaware Inc )
0.14%, 05/17/2021
(b),(e),(f)
5,000 5,000
National Bank of Canada
0.14%, 07/01/2021
(b),(f)
1,250 1,250
0.14%, 07/07/2021
(b),(f)
5,000 4,999
0.20%, 05/04/2021
(b),(f)
4,000 4,000
0.21%, 07/02/2021
(b),(f)
4,000 3,998
Nordea Bank Abp
0.12%, 07/27/2021
(b),(f)
5,000 4,998
Oversea-Chinese Banking Corp Ltd
0.11%, 06/14/2021
(b),(f)
4,750 4,749
Sheffield Receivables Co LLC
0.14%, 06/21/2021
(b)
3,000 2,999
0.15%, 06/14/2021
(b)
740 740
0.15%, 06/16/2021
(b)
5,000 4,999
0.15%, 07/12/2021
(b)
4,500 4,499
0.17%, 05/03/2021
(b)
5,000 5,000
Skandinaviska Enskilda Banken AB
0.14%, 05/06/2021
(b),(f)
320 320
0.14%, 05/18/2021
(b),(f)
330 330
0.14%, 07/26/2021
(b),(f)
2,400 2,399
0.15%, 06/17/2021
(b),(f)
4,500 4,499
0.15%, 06/18/2021
(b),(f)
4,500 4,499
Standard Chartered Bank/New York
0.12%, 05/06/2021
(b)
4,000 4,000
0.21%, 07/12/2021
(b)
4,000 3,998
Sumitomo Mitsui Banking Corp
0.15%, 05/19/2021
(b),(f)
4,700 4,700
0.15%, 05/21/2021
(b),(f)
5,000 5,000
0.15%, 06/03/2021
(b),(f)
4,000 3,999
0.16%, 08/13/2021
(b),(f)
4,000 3,998
0.17%, 06/29/2021
(b),(f)
270 270
Toronto-Dominion Bank/The
0.05%, 05/07/2021
(b),(f)
6,000 6,000
0.06%, 05/04/2021
(b),(f)
5,000 5,000
0.06%, 05/05/2021
(b),(f)
6,000 6,000
United Overseas Bank Ltd
0.13%, 05/14/2021
(b),(f)
3,500 3,500
0.14%, 05/24/2021
(b),(f)
520 520
0.15%, 06/08/2021
(b),(f)
4,500 4,499
$ 208,641
Beverages - 1.78%
Brown-Forman Corp
0.10%, 06/03/2021
(b)
5,000 4,999
0.11%, 05/17/2021
(b)
4,000 4,000
0.11%, 05/19/2021
(b)
4,000 4,000
$ 12,999
Chemicals - 2.46%
BASF SE
0.15%, 06/01/2021
(b)
4,500 4,499
0.18%, 05/20/2021
(b)
650 650
0.18%, 05/24/2021
(b)
4,000 4,000
0.18%, 05/25/2021
(b)
4,800 4,799
0.18%, 05/27/2021
(b)
4,000 4,000
$ 17,948
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 29.02%
Anglesea Funding LLC
0.06%, 05/05/2021
(b)
$ 5,000 $ 5,000
0.07%, 05/04/2021
(b)
5,000 5,000
BofA Securities Inc
0.14%, 06/02/2021 4,000 4,000
0.15%, 06/08/2021 5,000 4,999
Chesham Finance Ltd / Chesham Finance LLC
0.08%, 05/03/2021
(b)
14,000 14,000
Citigroup Global Markets Inc
0.11%, 05/28/2021
(b)
4,200 4,200
Collateralized Commercial Paper V Co LLC
0.15%, 05/18/2021 5,000 5,000
0.15%, 05/25/2021 5,200 5,199
0.15%, 06/17/2021 4,000 3,999
CRC Funding LLC
0.13%, 06/16/2021
(b)
4,000 3,999
0.13%, 06/22/2021
(b)
4,000 3,999
0.13%, 06/24/2021
(b)
5,000 4,999
DCAT LLC
0.12%, 05/20/2021 4,300 4,300
0.14%, 06/07/2021 4,000 3,999
0.15%, 05/05/2021 5,000 5,000
0.15%, 05/10/2021 5,000 5,000
Goldman Sachs International
0.15%, 06/15/2021
(b)
4,700 4,699
0.15%, 06/16/2021
(b)
4,500 4,499
0.15%, 06/18/2021
(b)
4,000 3,999
0.16%, 07/01/2021
(b)
5,000 4,999
Gotham Funding Corp
0.10%, 06/30/2021
(b)
4,000 3,999
0.11%, 05/13/2021
(b)
1,900 1,900
0.12%, 05/06/2021
(b)
3,400 3,400
0.12%, 07/23/2021
(b)
4,000 3,999
0.14%, 06/23/2021
(b)
4,500 4,499
JP Morgan Securities LLC
0.14%, 06/02/2021 5,000 4,999
Liberty Street Funding LLC
0.13%, 06/01/2021
(b)
5,000 4,999
0.15%, 08/03/2021
(b)
5,000 4,998
0.20%, 05/05/2021
(b)
4,000 4,000
Longship Funding LLC
0.04%, 05/05/2021
(b)
5,000 5,000
0.05%, 05/04/2021
(b)
5,000 5,000
0.07%, 05/19/2021
(b)
2,700 2,700
Nationwide Building Society
0.09%, 05/07/2021
(b)
4,000 4,000
0.10%, 05/10/2021
(b)
5,000 5,000
0.10%, 05/11/2021
(b)
4,000 4,000
0.11%, 05/13/2021
(b)
4,000 4,000
0.11%, 05/25/2021
(b)
360 360
Nieuw Amsterdam Receivables Corp
0.11%, 06/07/2021
(b)
4,310 4,310
0.12%, 07/27/2021
(b)
5,000 4,999
0.14%, 05/28/2021
(b)
5,000 4,999
Ontario Teachers' Finance Trust (credit support
from Ontario Teachers Pension Plan Board )
0.12%, 08/17/2021
(e)
5,000 4,998
0.13%, 05/04/2021
(e)
5,000 5,000
0.13%, 07/15/2021
(e)
4,000 3,999
Thunder Bay Funding LLC
0.13%, 06/22/2021
(b)
3,000 2,999
0.14%, 07/08/2021
(b)
3,000 2,999
0.15%, 05/17/2021
(b)
1,750 1,750
0.15%, 05/24/2021
(b)
4,000 4,000
0.17%, 05/20/2021
(b)
4,000 4,000
$ 211,795

Schedule of Investments
Money Market Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 2.59%
National Rural Utilities Cooperative Finance Corp
0.10%, 05/12/2021 $ 3,000 $ 3,000
0.15%, 05/04/2021 3,000 3,000
0.15%, 05/11/2021 4,000 4,000
0.15%, 05/14/2021 620 620
0.15%, 05/21/2021 4,760 4,759
NSTAR Electric Co
0.09%, 05/14/2021 3,500 3,500
$ 18,879
Healthcare - Services - 1.64%
UnitedHealth Group Inc
0.12%, 05/07/2021
(b)
4,000 4,000
0.13%, 05/03/2021
(b)
4,000 4,000
0.14%, 06/10/2021
(b)
4,000 3,999
$ 11,999
Holding Companies - Diversified - 0.69%
Koch Industries Inc
0.06%, 05/12/2021 5,000 5,000
Insurance - 3.70%
Prudential Funding LLC (credit support from
Prudential Financial Inc )
0.05%, 05/03/2021
(e)
5,000 5,000
0.05%, 05/06/2021
(e)
5,000 5,000
Prudential PLC
0.04%, 05/06/2021
(b)
5,000 5,000
0.09%, 06/25/2021
(b)
4,000 3,999
0.09%, 06/28/2021
(b)
3,000 3,000
0.09%, 06/29/2021
(b)
5,000 4,999
$ 26,998
Machinery - Construction & Mining - 0.55%
Caterpillar Financial Services Corp (credit
support from Caterpillar Inc )
0.08%, 05/03/2021
(e)
4,000 4,000
Machinery - Diversified - 0.68%
John Deere Capital Corp
0.08%, 06/14/2021
(b)
5,000 5,000
Oil & Gas - 1.64%
Total Capital SA (credit support from Total SA )
0.04%, 05/03/2021
(b),(e)
12,000 12,000
Pharmaceuticals - 0.41%
Novartis Finance Corp (credit support from
Novartis AG )
0.06%, 06/08/2021
(b),(e)
3,000 3,000
Water - 2.31%
American Water Capital Corp (credit support
from American Water Works )
0.12%, 05/07/2021
(b),(e)
4,000 4,000
0.12%, 05/13/2021
(b),(e)
4,500 4,500
0.12%, 05/17/2021
(b),(e)
4,000 4,000
0.12%, 05/18/2021
(b),(e)
4,330 4,329
$ 16,829
TOTAL COMMERCIAL PAPER $ 601,646
REPURCHASE AGREEMENTS - 4.93%
Maturity
Amount (000's) Value (000's)
Banks - 4.93%
Barclays Capital Repurchase Agreement; 0.01%
traded 04/30/2021 maturing 05/03/2021
(collateralized by US Government Security;
$20,400,058; 0.13%; dated 09/30/2022)
$ 20,000 $ 20,000
Merrill Lynch Repurchase Agreement ; 0.01%
traded 04/30/2021 maturing 05/03/2021
(collateralized by US Government
Securities; $16,321,552; 3.99%-4.15%; dated
08/20/2035-06/01/2035)
16,000 16,000
$ 36,000
TOTAL REPURCHASE AGREEMENTS $ 36,000
Total Investments $ 736,836
Other Assets and Liabilities -  (0.95)% (6,927)
TOTAL NET ASSETS - 100.00% $ 729,909
(a) Current yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $479,092 or 65.64% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security purchased on a when-issued basis.
(e) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f) Security issued by foreign bank and denominated in USD.
Portfolio Summary  (unaudited)
Sector Percent
Financial 68.62%
Consumer, Non-cyclical 7.14%
Asset Backed Securities 4.95%
Utilities 4.90%
Money Market Funds 3.84%
Consumer, Cyclical 3.07%
Basic Materials 2.46%
Insured 2.41%
Energy 1.64%
Industrial 1.23%
Diversified 0.69%
Other Assets and Liabilities
(0.95)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Overseas Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8 .44 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .26%
iShares MSCI EAFE Value ETF 156,000 $ 8,095
Money Market Funds - 8 .18%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
38,270,874 38,271
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
212,623,253 212,623
$ 250,894
TOTAL INVESTMENT COMPANIES $ 258,989
COMMON STOCKS - 96 .41 % Shares Held Value (000's)
Advertising - 0 .06%
Dentsu Group Inc 8,800 $ 271
Hakuhodo DY Holdings Inc 9,500 161
Publicis Groupe SA 8,991 582
WPP PLC 49,410 666
$ 1,680
Aerospace & Defense - 6 .07%
Airbus SE
(d)
251,015 30,187
BAE Systems PLC 3,829,431 26,750
Elbit Systems Ltd 1,070 147
MTU Aero Engines AG 750 189
Rheinmetall AG 269,841 28,155
Rolls-Royce Holdings PLC
(d)
32,112,802 46,474
Safran SA 174,129 25,999
Thales SA 279,238 28,467
$ 186,368
Agriculture - 0 .85%
British American Tobacco PLC 658,927 24,449
Imperial Brands PLC 38,164 795
Japan Tobacco Inc 48,500 910
$ 26,154
Airlines - 1 .45%
Air Canada
(d)
888,900 17,913
ANA Holdings Inc
(d)
3,900 89
Deutsche Lufthansa AG
(d),(e)
7,244 94
International Consolidated Airlines Group SA
(d)
3,263,436 9,152
Japan Airlines Co Ltd
(d)
5,800 124
Qantas Airways Ltd
(d)
18,173 69
Ryanair Holdings PLC ADR
(d)
145,581 17,011
Singapore Airlines Ltd
(d)
18,500 70
$ 44,522
Apparel - 1 .00%
Gildan Activewear Inc 886,500 30,768
Automobile Manufacturers - 2 .43%
Bayerische Motoren Werke AG 13,351 1,338
Daimler AG 401,621 35,744
Hino Motors Ltd 10,800 91
Honda Motor Co Ltd 938,700 27,992
Isuzu Motors Ltd 22,200 225
Mazda Motor Corp
(d)
22,900 178
Nissan Motor Co Ltd
(d)
93,500 469
Renault SA
(d)
7,748 312
Stellantis NV 41,286 684
Subaru Corp 25,000 465
Suzuki Motor Corp 7,500 285
Toyota Motor Corp 85,510 6,398
Volkswagen AG 1,309 416
$ 74,597
Automobile Parts & Equipment - 1 .15%
Aisin Corp 6,600 254
Bridgestone Corp 638,600 25,594
Cie Generale des Etablissements Michelin SCA 6,834 989
Continental AG 4,435 599
Koito Manufacturing Co Ltd 4,200 262
NGK Insulators Ltd 10,500 192
NGK Spark Plug Co Ltd 5,900 99
Stanley Electric Co Ltd 5,200 149
Sumitomo Electric Industries Ltd 30,300 451
Toyota Industries Corp 5,900 474
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Valeo SA 190,443 $ 6,171
$ 35,234
Banks - 13 .86%
ABN AMRO Bank NV
(d),(f)
17,057 220
Australia & New Zealand Banking Group Ltd 114,535 2,527
Banco Bilbao Vizcaya Argentaria SA 4,017,852 22,499
Banco Santander SA 699,259 2,697
Bank Hapoalim BM
(d)
45,788 364
Bank Leumi Le-Israel BM
(d)
58,591 411
Bank Mandiri Persero Tbk PT 17,277,300 7,356
Bank of East Asia Ltd/The 54,600 115
Bank of Kyoto Ltd/The 2,300 124
Banque Cantonale Vaudoise 1,215 124
Barclays PLC 7,308,975 17,694
BNP Paribas SA 181,111 11,612
BOC Hong Kong Holdings Ltd 9,282,300 32,639
CaixaBank SA 7,466,997 23,886
Chiba Bank Ltd/The 21,600 135
Commerzbank AG
(d)
40,409 266
Commonwealth Bank of Australia 71,539 4,897
Concordia Financial Group Ltd 41,300 155
Credit Agricole SA 46,528 720
Credit Suisse Group AG
(e)
1,595,999 16,726
Credit Suisse Group AG - Rights
(d),(e)
1,542,989 67
Danske Bank A/S 27,812 529
Deutsche Bank AG
(d)
27,710 386
DNB ASA 37,514 805
Erste Group Bank AG
(d)
11,265 400
Fukuoka Financial Group Inc 6,900 118
Grupo Financiero Banorte SAB de CV 5,605,549 31,828
Hang Seng Bank Ltd 30,900 605
HSBC Holdings PLC 6,941,993 43,344
ING Groep NV 4,356,619 55,655
Intesa Sanpaolo SpA 666,000 1,857
Investec PLC 4,670,528 18,794
Israel Discount Bank Ltd
(d)
30,519 137
Japan Post Bank Co Ltd 16,300 149
KBC Group NV 10,075 782
Lloyds Banking Group PLC 2,856,145 1,791
Mediobanca Banca di Credito Finanziario SpA
(d)
25,044 283
Mitsubishi UFJ Financial Group Inc 492,900 2,622
Mizrahi Tefahot Bank Ltd
(d)
5,656 159
Mizuho Financial Group Inc 97,300 1,369
National Australia Bank Ltd 132,680 2,715
Natixis SA 38,188 186
Natwest Group PLC 195,643 531
Nordea Bank Abp
(d)
130,650 1,354
Oversea-Chinese Banking Corp Ltd 135,200 1,236
Raiffeisen Bank International AG 5,963 130
Resona Holdings Inc 84,700 349
Shinsei Bank Ltd 5,800 85
Shizuoka Bank Ltd/The 16,700 128
Skandinaviska Enskilda Banken AB 65,628 841
Societe Generale SA 32,691 930
Standard Chartered PLC 70,323 505
Sumitomo Mitsui Financial Group Inc 618,700 21,734
Sumitomo Mitsui Trust Holdings Inc 13,707 467
Svenska Handelsbanken AB 62,736 727
Swedbank AB 36,518 641
UBS Group AG 147,833 2,258
UniCredit SpA 4,131,121 42,435
United Overseas Bank Ltd 1,925,700 38,385
Westpac Banking Corp 145,639 2,807
$ 425,291
Beverages - 1 .67%
Anheuser-Busch InBev SA/NV 30,725 2,176
Asahi Group Holdings Ltd 18,500 774
Carlsberg AS 4,152 728
Coca-Cola European Partners PLC 361,596 20,546

Schedule of Investments
Overseas Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages (continued)
Coca-Cola HBC AG
(d)
8,077 $ 279
Heineken Holding NV 4,646 462
Heineken NV 5,225 606
Pernod Ricard SA 124,584 25,586
Suntory Beverage & Food Ltd 2,700 91
$ 51,248
Building Materials - 0 .99%
AGC Inc 7,900 360
Cie de Saint-Gobain 20,522 1,295
CRH PLC 31,655 1,494
HeidelbergCement AG 5,999 550
LafargeHolcim Ltd
(d)
415,812 25,659
Lixil Corp 10,800 293
Rinnai Corp 500 50
Taiheiyo Cement Corp 4,400 110
TOTO Ltd 3,000 156
Xinyi Glass Holdings Ltd 74,000 262
$ 30,229
Chemicals - 3 .44%
Air Water Inc 7,400 122
Akzo Nobel NV 229,911 27,605
Arkema SA 2,785 348
Asahi Kasei Corp 50,600 533
BASF SE 382,971 30,864
Brenntag SE 199,674 17,926
Clariant AG 3,921 82
Covestro AG
(f)
7,402 484
EMS-Chemie Holding AG 108 101
Evonik Industries AG 8,456 296
ICL Group Ltd 28,405 182
Johnson Matthey PLC 530,076 23,787
Kuraray Co Ltd 12,700 138
LANXESS AG 3,351 247
Mitsubishi Chemical Holdings Corp 51,500 383
Mitsubishi Gas Chemical Co Inc 6,300 146
Mitsui Chemicals Inc 7,300 230
Nippon Sanso Holdings Corp 5,800 109
Nitto Denko Corp 6,300 521
Solvay SA 2,988 380
Sumitomo Chemical Co Ltd 30,100 154
Toray Industries Inc 55,700 346
Tosoh Corp 10,600 188
Yara International ASA 7,028 367
$ 105,539
Commercial Services - 2 .68%
Adecco Group AG 6,248 424
Amadeus IT Group SA
(d)
542,235 36,925
Atlantia SpA
(d)
1,337,046 26,066
Dai Nippon Printing Co Ltd 9,800 194
Randstad NV 3,124 225
RELX PLC 323,993 8,406
RELX PLC 318,566 8,289
Secom Co Ltd 2,900 242
Securitas AB 12,627 215
SGS SA 123 364
Toppan Printing Co Ltd 10,600 181
Transurban Group 55,175 602
$ 82,133
Computers - 0 .09%
Atos SE 1,998 136
Capgemini SE 6,492 1,190
Check Point Software Technologies Ltd
(d)
2,262 264
Fujitsu Ltd 7,900 1,255
$ 2,845
Consumer Products - 0 .04%
Henkel AG & Co KGaA 4,189 416
Reckitt Benckiser Group PLC 10,044 894
$ 1,310
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 1 .14%
Pola Orbis Holdings Inc 3,600 $ 93
Unilever PLC 596,687 34,952
$ 35,045
Distribution & Wholesale - 1 .02%
ITOCHU Corp 27,300 852
Marubeni Corp 66,500 554
Mitsubishi Corp 53,800 1,488
Mitsui & Co Ltd 65,900 1,391
Rexel SA
(d)
1,023,929 20,128
Sumitomo Corp 48,000 652
Toyota Tsusho Corp 8,700 369
Travis Perkins PLC
(d)
276,587 5,873
$ 31,307
Diversified Financial Services - 2 .18%
AMP Ltd 138,587 119
Amundi SA
(f)
2,450 218
ASX Ltd 2,732 154
Daiwa Securities Group Inc 58,100 310
Hargreaves Lansdown PLC 13,387 318
Julius Baer Group Ltd 542,945 34,172
Mitsubishi HC Capital Inc 26,700 153
Nomura Holdings Inc 126,600 680
ORIX Corp 1,853,200 29,918
SBI Holdings Inc/Japan 9,800 277
Schroders PLC 5,013 250
Standard Life Aberdeen PLC 88,919 341
Tokyo Century Corp 1,800 111
$ 67,021
Electric - 4 .22%
AGL Energy Ltd 25,127 173
AusNet Services 75,675 111
Chubu Electric Power Co Inc 25,900 314
Chugoku Electric Power Co Inc/The 11,700 131
CLP Holdings Ltd 66,000 651
E.ON SE 90,532 1,092
EDP - Energias de Portugal SA 111,949 622
Electricite de France SA 24,999 365
Endesa SA 12,808 337
Enel SpA 3,942,148 39,144
Engie SA 1,514,241 22,555
Fortum Oyj
(e)
942,144 24,759
HK Electric Investments & HK Electric
Investments Ltd
104,000 104
Iberdrola SA 246,734 3,334
Kansai Electric Power Co Inc/The 28,500 283
Kyushu Electric Power Co Inc 15,300 140
Mercury NZ Ltd 27,473 136
Meridian Energy Ltd 51,679 197
National Grid PLC 141,957 1,789
Origin Energy Ltd 71,025 227
Power Assets Holdings Ltd 56,000 344
Red Electrica Corp SA 17,455 320
RWE AG 804,182 30,537
SSE PLC 42,014 852
Terna Rete Elettrica Nazionale SpA 56,739 418
Tohoku Electric Power Co Inc 17,200 152
Tokyo Electric Power Co Holdings Inc
(d)
58,400 173
Uniper SE 8,114 296
$ 129,556
Electrical Components & Equipment - 0 .73%
ABB Ltd 573,236 18,620
Brother Industries Ltd 9,100 193
Casio Computer Co Ltd 7,800 138
Schneider Electric SE 21,723 3,466
$ 22,417
Electronics - 1 .07%
Hirose Electric Co Ltd 900 144
Kyocera Corp 13,000 789
Murata Manufacturing Co Ltd 400,600 31,851

Schedule of Investments
Overseas Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Yokogawa Electric Corp 9,100 $ 165
$ 32,949
Engineering & Construction - 3 .76%
ACS Actividades de Construccion y Servicios SA 9,546 311
Aena SME SA
(d),(f)
131,027 22,772
Aeroports de Paris
(d)
421 54
Auckland International Airport Ltd
(d)
50,487 273
Balfour Beatty PLC 1,416,644 6,107
Beijing Capital International Airport Co Ltd 9,906,000 7,191
Bouygues SA
(e)
9,208 395
CK Infrastructure Holdings Ltd 5,359,000 32,768
HOCHTIEF AG 499 47
Japan Airport Terminal Co Ltd 700 31
Kajima Corp 18,200 252
Keppel Corp Ltd 58,600 238
Obayashi Corp 26,200 240
Shimizu Corp 22,200 182
Skanska AB 13,716 371
Taisei Corp 7,800 288
Vinci SA 398,548 43,732
$ 115,252
Entertainment - 0 .03%
Flutter Entertainment PLC
(d)
2,302 469
Sega Sammy Holdings Inc 6,500 93
Tabcorp Holdings Ltd 89,412 341
$ 903
Environmental Control - 0 .01%
Kurita Water Industries Ltd 4,100 189
Food - 3 .82%
Ajinomoto Co Inc 6,600 132
Associated British Foods PLC 1,062,228 33,892
Calbee Inc 1,300 31
Carrefour SA 240,817 4,664
Chocoladefabriken Lindt & Spruengli AG - REG
(d)
1 99
Danone SA
(e)
660,615 46,632
Etablissements Franz Colruyt NV 1,073 64
ICA Gruppen AB 4,055 187
J Sainsbury PLC 71,752 236
Koninklijke Ahold Delhaize NV 44,385 1,194
MEIJI Holdings Co Ltd 4,700 292
Mowi ASA 17,725 437
NH Foods Ltd 3,400 152
Nisshin Seifun Group Inc 7,900 128
Ocado Group PLC
(d)
9,803 284
Orkla ASA 10,603 108
Seven & i Holdings Co Ltd 625,400 27,002
Tesco PLC 311,787 952
Toyo Suisan Kaisha Ltd 1,700 69
WH Group Ltd
(f)
392,000 342
Wm Morrison Supermarkets PLC 97,171 233
Yamazaki Baking Co Ltd 3,200 51
$ 117,181
Food Service - 1 .20%
Compass Group PLC
(d)
1,672,303 36,379
Sodexo SA
(d)
3,567 357
$ 36,736
Forest Products & Paper - 0 .08%
Mondi PLC 19,579 531
Oji Holdings Corp 34,800 219
Smurfit Kappa Group PLC 9,881 505
Stora Enso Oyj 23,457 449
UPM-Kymmene Oyj 21,521 842
$ 2,546
Gas - 1 .54%
Centrica PLC
(d)
35,036,481 27,424
Enagas SA 10,037 219
Hong Kong & China Gas Co Ltd 430,000 690
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas (continued)
Naturgy Energy Group SA 11,732 $ 301
Osaka Gas Co Ltd 15,200 294
Snam SpA 3,197,264 17,992
Toho Gas Co Ltd 1,800 100
Tokyo Gas Co Ltd 15,300 310
$ 47,330
Hand & Machine Tools - 0 .02%
Amada Co Ltd 13,000 141
Disco Corp 400 129
Fuji Electric Co Ltd 5,200 237
Makita Corp 3,200 144
$ 651
Healthcare - Products - 0 .01%
Cochlear Ltd 929 159
Healthcare - Services - 0 .06%
Fresenius Medical Care AG & Co KGaA 8,601 685
Fresenius SE & Co KGaA 16,857 828
PeptiDream Inc
(d)
1,800 77
Ryman Healthcare Ltd 10,487 106
$ 1,696
Holding Companies - Diversified - 0 .05%
CK Hutchison Holdings Ltd 109,000 891
Jardine Matheson Holdings Ltd 8,695 584
Swire Pacific Ltd 20,500 165
$ 1,640
Home Builders - 0 .11%
Barratt Developments PLC 41,061 438
Berkeley Group Holdings PLC 5,055 323
Daiwa House Industry Co Ltd 22,800 676
Iida Group Holdings Co Ltd 6,100 149
Persimmon PLC 12,860 556
Sekisui Chemical Co Ltd 14,300 249
Sekisui House Ltd 25,000 506
Taylor Wimpey PLC 146,963 365
$ 3,262
Home Furnishings - 0 .04%
Panasonic Corp 88,900 1,044
Rational AG 72 60
$ 1,104
Insurance - 6 .14%
Admiral Group PLC 7,774 336
Aegon NV 72,167 334
Ageas SA/NV 7,059 427
Allianz SE 16,628 4,317
Assicurazioni Generali SpA 44,487 890
Aviva PLC 158,389 876
AXA SA
(e)
2,096,094 59,204
Baloise Holding AG 1,868 316
CNP Assurances 6,922 121
Dai-ichi Life Holdings Inc 43,500 785
Direct Line Insurance Group PLC 55,031 217
Gjensidige Forsikring ASA 8,064 183
Hannover Rueck SE 2,431 449
Insurance Australia Group Ltd 98,391 371
Japan Post Holdings Co Ltd
(d)
63,500 534
Japan Post Insurance Co Ltd 9,100 175
Legal & General Group PLC 240,618 903
M&G PLC 104,848 315
MS&AD Insurance Group Holdings Inc 18,000 511
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
5,650 1,632
NN Group NV 11,985 598
Phoenix Group Holdings PLC 22,159 217
Prudential PLC 2,257,765 47,807
QBE Insurance Group Ltd 20,761 157
RSA Insurance Group PLC 41,722 393
Sampo Oyj 523,851 24,849
SCOR SE
(d)
6,391 207

Schedule of Investments
Overseas Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Sompo Holdings Inc 237,300 $ 8,819
Suncorp Group Ltd 51,640 418
Swiss Life Holding AG 1,227 598
Swiss Re AG 7,489 695
T&D Holdings Inc 21,700 266
Tokio Marine Holdings Inc 25,600 1,228
Tryg A/S 13,194 302
Zurich Insurance Group AG 70,351 28,862
$ 188,312
Internet - 0 .14%
Baidu Inc ADR
(d)
19,536 4,109
Trend Micro Inc/Japan 1,900 90
United Internet AG 4,301 181
$ 4,380
Investment Companies - 0 .05%
BGP Holdings PLC
(d),(g)
738,711 —
EXOR NV 4,374 359
Groupe Bruxelles Lambert SA 4,555 498
Industrivarden AB - A Shares
(e)
2,801 107
L E Lundbergforetagen AB 1,076 62
Melrose Industries PLC 127,343 287
Wendel SE 1,082 144
$ 1,457
Iron & Steel - 0 .34%
ArcelorMittal SA 277,191 8,058
Evraz PLC 20,559 182
Fortescue Metals Group Ltd 68,286 1,182
Hitachi Metals Ltd 4,200 81
JFE Holdings Inc 19,800 260
Nippon Steel Corp 32,600 570
voestalpine AG 4,679 203
$ 10,536
Leisure Products & Services - 0 .01%
Yamaha Corp 1,800 98
Yamaha Motor Co Ltd 11,300 283
$ 381
Lodging - 2 .40%
Accor SA
(d)
715,200 28,798
City Developments Ltd 17,000 100
Sands China Ltd
(d)
3,172,000 15,010
SJM Holdings Ltd 22,579,083 29,158
Whitbread PLC
(d)
8,136 365
Wynn Macau Ltd
(d)
65,600 126
$ 73,557
Machinery - Construction & Mining - 0 .79%
Hitachi Construction Machinery Co Ltd 4,400 135
Hitachi Ltd 436,660 21,614
Komatsu Ltd 35,200 1,035
Mitsubishi Electric Corp 73,700 1,136
Mitsubishi Heavy Industries Ltd 13,000 387
$ 24,307
Machinery - Diversified - 1 .65%
FANUC Corp 117,600 27,081
KION Group AG 218,690 21,792
Kone Oyj 4,798 377
Kubota Corp 41,500 976
Omron Corp 3,800 288
$ 50,514
Media - 0 .07%
Bollore SA 35,644 180
Informa PLC
(d)
60,573 471
Pearson PLC 30,363 348
Vivendi SE 33,462 1,167
$ 2,166
COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .02%
NSK Ltd 14,300 $ 132
SKF AB 15,385 397
Tenaris SA 19,040 204
$ 733
Mining - 0 .52%
Anglo American PLC 49,466 2,097
Antofagasta PLC 15,901 410
BHP Group Ltd 118,790 4,324
BHP Group PLC 85,168 2,565
Boliden AB
(e)
11,028 429
Norsk Hydro ASA 54,239 345
Rio Tinto Ltd 14,970 1,391
Rio Tinto PLC 45,250 3,790
South32 Ltd 97,525 215
Sumitomo Metal Mining Co Ltd 9,500 402
$ 15,968
Miscellaneous Manufacturers - 1 .42%
Alfa Laval AB
(e)
6,344 214
Alstom SA
(d)
145,246 7,932
JSR Corp 8,200 253
Siemens AG 208,935 34,858
Smiths Group PLC 15,982 359
$ 43,616
Office & Business Equipment - 0 .08%
Canon Inc 40,500 963
FUJIFILM Holdings Corp 14,500 939
Ricoh Co Ltd 27,000 289
Seiko Epson Corp 11,300 193
$ 2,384
Oil & Gas - 5 .35%
Ampol Ltd 10,069 198
BP PLC 6,873,055 28,773
DCC PLC 271,365 23,546
Ecopetrol SA ADR 2,223,130 26,300
ENEOS Holdings Inc 123,610 532
Eni SpA 101,778 1,212
Equinor ASA 39,409 796
Galp Energia SGPS SA 20,212 233
Idemitsu Kosan Co Ltd 7,700 184
Inpex Corp 20,700 141
Lundin Energy AB 1,051,794 33,550
Oil Search Ltd 79,610 230
OMV AG 5,939 292
Repsol SA 60,530 722
Royal Dutch Shell PLC - A Shares 165,381 3,112
Royal Dutch Shell PLC - B Shares 149,449 2,674
Santos Ltd 25,497 135
TOTAL SE 923,070 40,798
Woodside Petroleum Ltd 38,802 677
$ 164,105
Pharmaceuticals - 7 .48%
Alfresa Holdings Corp 7,500 135
Bayer AG 284,208 18,390
Daiichi Sankyo Co Ltd 24,000 613
GlaxoSmithKline PLC 1,681,053 31,066
Hisamitsu Pharmaceutical Co Inc 1,200 70
Kyowa Kirin Co Ltd 7,000 213
Medipal Holdings Corp 7,400 136
Novartis AG 599,188 51,132
Orion Oyj 4,274 189
Otsuka Holdings Co Ltd 15,800 606
Roche Holding AG 114,930 37,485
Sanofi
(e)
459,750 48,201
Shionogi & Co Ltd 10,800 569
Sumitomo Dainippon Pharma Co Ltd 7,300 127
Suzuken Co Ltd/Aichi Japan 2,500 90
Taisho Pharmaceutical Holdings Co Ltd 1,400 83
Takeda Pharmaceutical Co Ltd 1,200,300 40,091

Schedule of Investments
Overseas Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd ADR
(d)
44,194 $ 473
$ 229,669
Pipelines - 1 .55%
APA Group 16,652 129
Enbridge Inc 877,100 33,831
Koninklijke Vopak NV 295,651 13,537
$ 47,497
Private Equity - 0 .02%
3i Group PLC 39,241 695
Real Estate - 2 .54%
Aeon Mall Co Ltd 4,000 64
Aroundtown SA 20,144 155
Azrieli Group Ltd 1,713 120
CapitaLand Ltd 106,700 297
CK Asset Holdings Ltd 104,500 654
Daito Trust Construction Co Ltd 2,600 277
Hang Lung Properties Ltd 81,000 221
Henderson Land Development Co Ltd 59,438 264
Hongkong Land Holdings Ltd 5,401,375 26,711
Hulic Co Ltd 4,300 49
Mitsubishi Estate Co Ltd 47,600 783
Mitsui Fudosan Co Ltd 1,005,540 21,859
New World Development Co Ltd 61,451 325
Nomura Real Estate Holdings Inc 4,400 109
Sino Land Co Ltd 130,000 193
Sumitomo Realty & Development Co Ltd 12,600 421
Sun Hung Kai Properties Ltd 52,883 796
Swire Properties Ltd 7,486,600 22,341
Swiss Prime Site AG 3,062 298
Tokyu Fudosan Holdings Corp 24,600 137
Vonovia SE 21,677 1,424
Wharf Real Estate Investment Co Ltd 68,000 391
$ 77,889
REITs - 0 .25%
British Land Co PLC/The 35,505 254
CapitaLand Integrated Commercial Trust 64,208 103
Covivio 2,098 187
Daiwa House REIT Investment Corp 78 209
Dexus 43,923 345
Gecina SA 1,849 271
GLP J-Reit
(d)
167 280
GPT Group/The 78,554 280
Japan Metropolitan Fund Invest 280 276
Japan Real Estate Investment Corp 52 322
Klepierre SA 7,860 209
Land Securities Group PLC 28,406 283
Link REIT 83,100 784
Mapletree Commercial Trust 55,300 91
Mirvac Group 158,785 329
Nippon Building Fund Inc 59 387
Nippon Prologis REIT Inc 41 131
Nomura Real Estate Master Fund Inc 173 273
Orix JREIT Inc 107 189
Scentre Group 209,301 438
Segro PLC 48,049 667
Stockland 96,262 347
Suntec Real Estate Investment Trust 77,000 88
Unibail-Rodamco-Westfield
(d)
5,584 460
United Urban Investment Corp 121 181
Vicinity Centres 156,035 191
$ 7,575
Retail - 2 .22%
ABC-Mart Inc 1,200 64
Cie Financiere Richemont SA 201,975 20,728
Cie Financiere Richemont SA - Warrants
(d)
475,854 203
E-MART Inc 130,232 19,574
Kingfisher PLC 85,093 420
Lawson Inc 1,900 86
Marui Group Co Ltd 7,700 145
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Next PLC
(d)
1,878 $ 202
Shimamura Co Ltd 900 89
Swatch Group AG/The - BR 1,166 357
Swatch Group AG/The - REG 2,122 127
USS Co Ltd 5,500 100
WH Smith PLC
(d)
980,844 24,508
Wickes Group PLC
(d)
432,549 1,493
Yamada Holdings Co Ltd 29,300 146
$ 68,242
Semiconductors - 3 .07%
ASM Pacific Technology Ltd 12,400 187
Infineon Technologies AG 245,091 9,828
Rohm Co Ltd 1,200 119
Samsung Electronics Co Ltd 699,609 50,992
SK Hynix Inc 288,770 32,943
SUMCO Corp 10,600 274
$ 94,343
Shipbuilding - 0 .01%
Wartsila OYJ Abp 17,895 231
Software - 1 .27%
Sage Group PLC/The 15,426 136
SAP SE 278,029 38,930
$ 39,066
Telecommunications - 1 .03%
BT Group PLC
(d)
359,913 821
Deutsche Telekom AG 134,401 2,587
Elisa Oyj 2,868 163
Eutelsat Communications SA 874,642 11,067
HKT Trust & HKT Ltd 156,000 226
KDDI Corp 65,200 1,971
Koninklijke KPN NV
(e)
144,063 497
Nippon Telegraph & Telephone Corp 52,000 1,311
Orange SA 80,447 1,002
PCCW Ltd 166,000 96
Proximus SADP
(e)
6,134 131
SES SA 15,464 117
Singapore Telecommunications Ltd 330,000 619
SoftBank Corp 115,700 1,491
SoftBank Group Corp 41,000 3,694
Spark New Zealand Ltd 74,683 235
Swisscom AG 1,044 567
Tele2 AB
(e)
20,194 261
Telecom Italia SpA/Milano 337,189 185
Telecom Italia SpA/Milano - RSP 243,077 143
Telefonica Deutschland Holding AG 41,988 122
Telefonica SA 204,136 946
Telenor ASA 28,216 503
Telia Co AB 98,957 410
Telstra Corp Ltd 167,856 438
Vodafone Group PLC 1,081,995 2,042
$ 31,645
Textiles - 0 .00%
Teijin Ltd 7,200 119
Transportation - 0 .24%
AP Moller - Maersk A/S - A 128 301
Aurizon Holdings Ltd 75,451 217
Central Japan Railway Co 5,800 850
Deutsche Post AG 39,971 2,354
East Japan Railway Co 12,200 836
Hankyu Hanshin Holdings Inc 9,400 296
Keihan Holdings Co Ltd 1,800 66
Keikyu Corp 4,400 56
Keio Corp 1,500 98
Keisei Electric Railway Co Ltd 2,500 78
Kintetsu Group Holdings Co Ltd
(d)
3,300 118
Kyushu Railway Co 6,200 139
MTR Corp Ltd 62,500 348
Nagoya Railroad Co Ltd
(d)
3,700 85

Schedule of Investments
Overseas Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Nippon Express Co Ltd 2,900 $ 222
Nippon Yusen KK 6,200 244
Odakyu Electric Railway Co Ltd 6,000 162
Poste Italiane SpA
(f)
21,066 276
Seibu Holdings Inc
(d)
3,000 32
Tobu Railway Co Ltd 2,600 67
Tokyu Corp 20,200 260
West Japan Railway Co 6,600 365
$ 7,470
Water - 0 .88%
Severn Trent PLC 9,630 330
Suez SA 13,936 333
United Utilities Group PLC 27,496 368
Veolia Environnement SA 816,900 26,055
$ 27,086
TOTAL COMMON STOCKS $ 2,958,805
PREFERRED STOCKS - 0 .33 % Shares Held Value (000's)
Automobile Manufacturers - 0 .30%
Bayerische Motoren Werke AG 1.92% 2,294 $ 188
Porsche Automobil Holding SE 2.21% 3,088 325
Volkswagen AG 4.86% 33,786 8,797
$ 9,310
Chemicals - 0 .00%
FUCHS PETROLUB SE 0.99% 1,342 71
Consumer Products - 0 .03%
Henkel AG & Co KGaA 1.85% 7,183 825
TOTAL PREFERRED STOCKS $ 10,206
CONVERTIBLE BONDS - 0 .12%
Principal
Amount (000's) Value (000's)
Banks - 0 .12%
Credit Suisse Group Guernsey VII Ltd
3.00%, 11/12/2021
(f),(h)
CHF 3,000 $ 3,635
TOTAL CONVERTIBLE BONDS $ 3,635
Total Investments $ 3,231,635
Other Assets and Liabilities -  (5.30)% (162,740)
TOTAL NET ASSETS - 100.00% $ 3,068,895
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $159,871 or 5.21% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $101,944 or 3.32% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $27,947 or 0.91% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Security purchased on a when-issued basis.
Portfolio Summary  (unaudited)
Location Percent
United Kingdom 17 .51%
France 16 .42%
Japan 11 .61%
Germany 9 .73%
United States 8 .44%
Switzerland 7 .81%
Hong Kong 4 .98%
Italy 4 .28%
Spain 3 .75%
Netherlands 3 .52%
Korea, Republic Of 3 .37%
Canada 2 .68%
Finland 1 .74%
Ireland 1 .41%
Singapore 1 .33%
Sweden 1 .24%
Mexico 1 .04%
Australia 0 .97%
Colombia 0 .86%
South Africa 0 .61%
Macao 0 .50%
China 0 .36%
Luxembourg 0 .28%
Indonesia 0 .24%
Belgium 0 .14%
Guernsey 0 .12%
Norway 0 .12%
Israel 0 .07%
Denmark 0 .06%
New Zealand 0 .04%
Austria 0 .03%
Portugal 0 .03%
Chile 0 .01%
Other Assets and Liabilities
( 5 .30 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 32,634 $ 1,161,700 $ 981,711 $ 212,623
$ 32,634 $ 1,161,700 $ 981,711 $ 212,623
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Overseas Fund
April 30, 2021 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2021 Long 216 $ 24,379 $ (45)
Total $ (45)
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .80 % Shares Held Value (000's)
Money Market Funds - 0 .80%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
156,975 $ 157
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
17,162,115 17,162
$ 17,319
TOTAL INVESTMENT COMPANIES $ 17,319
COMMON STOCKS - 98 .79 % Shares Held Value (000's)
Aerospace & Defense - 0 .33%
Teledyne Technologies Inc
(d)
15,701 $ 7,030
Apparel - 1 .91%
Deckers Outdoor Corp
(d)
90,791 30,706
NIKE Inc 79,530 10,547
$ 41,253
Automobile Manufacturers - 1 .19%
PACCAR Inc 286,506 25,751
Banks - 4 .10%
JPMorgan Chase & Co 379,929 58,437
PNC Financial Services Group Inc/The 160,210 29,951
$ 88,388
Beverages - 1 .72%
Keurig Dr Pepper Inc 673,480 24,144
PepsiCo Inc 89,382 12,886
$ 37,030
Chemicals - 1 .73%
Air Products and Chemicals Inc 48,632 14,029
FMC Corp 197,534 23,357
$ 37,386
Commercial Services - 1 .05%
PayPal Holdings Inc
(d)
86,634 22,723
Computers - 4 .63%
Apple Inc 759,947 99,903
Consumer Products - 1 .01%
Church & Dwight Co Inc 254,139 21,790
Diversified Financial Services - 6 .62%
Ameriprise Financial Inc 57,724 14,916
BlackRock Inc 24,126 19,767
Charles Schwab Corp/The 553,287 38,951
Discover Financial Services 154,080 17,565
Nasdaq Inc 115,861 18,716
Visa Inc 141,089 32,953
$ 142,868
Electric - 2 .34%
NextEra Energy Inc 317,401 24,602
Xcel Energy Inc 364,294 25,974
$ 50,576
Electronics - 1 .44%
Honeywell International Inc 138,986 30,999
Environmental Control - 0 .94%
Republic Services Inc 190,598 20,261
Food - 0 .59%
McCormick & Co Inc/MD 140,361 12,683
Healthcare - Products - 4 .25%
Abbott Laboratories 228,918 27,489
Edwards Lifesciences Corp
(d)
163,097 15,579
Medtronic PLC 166,513 21,800
Thermo Fisher Scientific Inc 57,243 26,917
$ 91,785
Healthcare - Services - 1 .89%
UnitedHealth Group Inc 76,580 30,540
Universal Health Services Inc 69,741 10,350
$ 40,890
Insurance - 2 .52%
Chubb Ltd 26,036 4,468
Fidelity National Financial Inc 101,852 4,646
Marsh & McLennan Cos Inc 177,964 24,150
Progressive Corp/The 210,662 21,222
$ 54,486
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 10 .39%
Alphabet Inc - A Shares
(d)
34,075 $ 80,196
Amazon.com Inc
(d)
22,244 77,129
Facebook Inc
(d)
169,075 54,963
Netflix Inc
(d)
23,511 12,072
$ 224,360
Machinery - Construction & Mining - 0 .92%
Epiroc AB - A Shares
(e)
913,980 19,776
Machinery - Diversified - 1 .47%
Deere & Co 85,512 31,712
Media - 2 .12%
Comcast Corp - Class A 601,776 33,790
Nexstar Media Group Inc 29,502 4,349
Walt Disney Co/The
(d)
41,324 7,687
$ 45,826
Oil & Gas - 3 .17%
Chevron Corp 581,014 59,885
Valero Energy Corp 113,812 8,418
$ 68,303
Packaging & Containers - 1 .05%
Ball Corp 241,551 22,619
Pharmaceuticals - 6 .44%
Becton Dickinson and Co 54,655 13,599
Bristol-Myers Squibb Co 358,431 22,373
Dexcom Inc
(d)
16,647 6,427
Eli Lilly & Co 140,597 25,697
Johnson & Johnson 162,461 26,437
Merck & Co Inc 351,093 26,157
Pfizer Inc 137,706 5,322
Roche Holding AG ADR 319,605 13,011
$ 139,023
REITs - 3 .44%
Alexandria Real Estate Equities Inc 116,994 21,188
American Tower Corp 61,752 15,732
Extra Space Storage Inc 140,333 20,866
Prologis Inc 140,563 16,380
$ 74,166
Retail - 9 .04%
Costco Wholesale Corp 124,410 46,291
Home Depot Inc/The 94,816 30,689
Lululemon Athletica Inc
(d)
62,549 20,971
O'Reilly Automotive Inc
(d)
26,606 14,710
Starbucks Corp 196,399 22,486
Target Corp 123,696 25,637
Tractor Supply Co 181,538 34,238
$ 195,022
Semiconductors - 6 .00%
Broadcom Inc 74,533 34,002
Lam Research Corp 55,041 34,150
Microchip Technology Inc 128,909 19,374
NVIDIA Corp 36,454 21,886
Taiwan Semiconductor Manufacturing Co Ltd
ADR
172,625 20,152
$ 129,564
Software - 11 .92%
Adobe Inc
(d)
83,677 42,536
Black Knight Inc
(d)
66,446 4,812
Fair Isaac Corp
(d)
51,991 27,109
Fidelity National Information Services Inc 39,520 6,043
Microsoft Corp 487,542 122,948
Roper Technologies Inc 32,923 14,698
salesforce.com Inc
(d)
105,118 24,211
ServiceNow Inc
(d)
29,681 15,029
$ 257,386
Telecommunications - 2 .19%
T-Mobile US Inc
(d)
290,672 38,406
Verizon Communications Inc 153,478 8,870
$ 47,276

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .38%
Expeditors International of Washington Inc 214,490 $ 23,564
Union Pacific Corp 125,431 27,857
$ 51,421
TOTAL COMMON STOCKS $ 2,132,256
Total Investments $ 2,149,575
Other Assets and Liabilities -  0.41% 8,913
TOTAL NET ASSETS - 100.00% $ 2,158,488
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $157 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $141 or 0.01% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22 .55%
Consumer, Non-cyclical 16 .95%
Financial 16 .68%
Communications 14 .70%
Consumer, Cyclical 12 .14%
Industrial 8 .53%
Energy 3 .17%
Utilities 2 .34%
Basic Materials 1 .73%
Money Market Funds 0 .80%
Other Assets and Liabilities
0 .41%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 31,622 $ 227,140 $ 241,600 $ 17,162
$ 31,622 $ 227,140 $ 241,600 $ 17,162
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57.76%
Blue Chip Fund
(a)
692,412 $ 26,706
Core Fixed Income Fund
(a)
26,229,610 261,771
Diversified International Fund
(a)
2,329,383 37,060
Diversified Real Asset Fund
(a)
967,500 12,607
International Small Company Fund
(a)
614,638 7,984
LargeCap Growth Fund I
(a)
1,139,640 25,243
MidCap Fund
(a),(b)
312,621 12,452
MidCap Value Fund I
(a)
717,431 13,158
Origin Emerging Markets Fund
(a)
772,902 11,277
SmallCap Growth Fund I
(a)
332,105 6,552
SmallCap Value Fund II
(a)
502,501 6,995
$ 421,805
Principal Funds, Inc. Institutional Class - 42.25%
Equity Income Fund
(a)
641,027 25,397
High Income Fund
(a)
5,309,390 49,855
Inflation Protection Fund
(a)
3,386,419 31,968
LargeCap S&P 500 Index Fund
(a)
662,288 15,961
LargeCap Value Fund III
(a)
1,308,854 26,099
Overseas Fund
(a)
2,233,032 25,189
Short-Term Income Fund
(a)
10,807,592 134,014
$ 308,483
TOTAL INVESTMENT COMPANIES $ 730,288
Total Investments $ 730,288
Other Assets and Liabilities -  (0.01)% (68)
TOTAL NET ASSETS - 100.00% $ 730,220
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 70.48%
Domestic Equity Funds 21.72%
International Equity Funds 6 .08%
Specialty Funds 1.73%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 42,164 $ 1,781 $ 23,989 $ 26,706
Bond Market Index Fund 37,554 — 37,726 —
Core Fixed Income Fund 240,715 51,926 24,994 261,771
Diversified International Fund 34,471 975 6,714 37,060
Diversified Real Asset Fund 11,439 378 1,424 12,607
Equity Income Fund 27,613 9,027 17,701 25,397
High Income Fund 46,354 5,515 4,017 49,855
Inflation Protection Fund 32,075 2,129 2,736 31,968
International Small Company Fund 9,179 226 3,545 7,984
LargeCap Growth Fund I — 25,151 1,047 25,243
LargeCap S&P 500 Index Fund 35,951 6,316 31,425 15,961
LargeCap Value Fund III — 23,988 1,046 26,099
MidCap Fund 18,736 458 10,934 12,452
MidCap Value Fund I 7,055 3,470 886 13,158
Origin Emerging Markets Fund — 11,027 655 11,277
Overseas Fund 21,641 807 5,291 25,189
Short-Term Income Fund 134,406 12,668 11,714 134,014
SmallCap Growth Fund I 6,846 694 2,865 6,552
SmallCap Value Fund II 3,587 1,602 371 6,995
$ 709,786 $ 158,138 $ 189,080 $ 730,288
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 229 $ 1,693 $ 1,173 $ 5,057
Bond Market Index Fund — 3,569 — (3,397)
Core Fixed Income Fund 3,005 4 — (5,880)
Diversified International Fund 424 (721) — 9,049
Diversified Real Asset Fund 70 190 — 2,024
Equity Income Fund 166 2,465 — 3,993
High Income Fund 1,316 (66) — 2,069
Inflation Protection Fund 155 59 — 441
International Small Company Fund 98 472 — 1,652
LargeCap Growth Fund I 244 (23) 731 1,162
LargeCap S&P 500 Index Fund 1,009 13,674 1,854 (8,555)
LargeCap Value Fund III 235 26 — 3,131
MidCap Fund — 5,416 219 (1,224)
MidCap Value Fund I 139 32 — 3,487
Origin Emerging Markets Fund 70 31 — 874
Overseas Fund 437 697 — 7,335
Short-Term Income Fund 1,497 (10) 204 (1,336)
SmallCap Growth Fund I 87 1,279 308 598
SmallCap Value Fund II 35 31 — 2,146
$ 9,216 $ 28,818 $ 4,489 $ 22,626
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59.42%
Blue Chip Fund
(a)
442,450 $ 17,065
Core Fixed Income Fund
(a)
12,528,191 125,031
Diversified International Fund
(a)
1,539,720 24,497
Diversified Real Asset Fund
(a)
452,526 5,897
International Small Company Fund
(a)
417,121 5,419
LargeCap Growth Fund I
(a)
750,215 16,617
MidCap Fund
(a),(b)
201,512 8,026
MidCap Value Fund I
(a)
466,681 8,559
Origin Emerging Markets Fund
(a)
508,625 7,421
SmallCap Growth Fund I
(a)
215,376 4,249
SmallCap Value Fund II
(a)
324,964 4,524
$ 227,305
Principal Funds, Inc. Institutional Class - 40.59%
Equity Income Fund
(a)
416,201 16,490
High Income Fund
(a)
2,471,065 23,203
Inflation Protection Fund
(a)
1,657,186 15,644
LargeCap S&P 500 Index Fund
(a)
459,118 11,065
LargeCap Value Fund III
(a)
849,776 16,945
Overseas Fund
(a)
1,447,549 16,328
Short-Term Income Fund
(a)
4,482,288 55,580
$ 155,255
TOTAL INVESTMENT COMPANIES $ 382,560
Total Investments $ 382,560
Other Assets and Liabilities -  (0.01)% (37)
TOTAL NET ASSETS - 100.00% $ 382,523
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 63.78%
Domestic Equity Funds 27.06%
International Equity Funds 7 .63%
Specialty Funds 1.54%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 12,941 $ 2,563 $ 1,420 $ 17,065
Bond Market Index Fund 16,027 — 16,101 —
Core Fixed Income Fund 110,478 29,046 11,719 125,031
Diversified International Fund 22,055 1,380 4,355 24,497
Diversified Real Asset Fund 5,127 505 752 5,897
Equity Income Fund 9,002 5,693 1,270 16,490
High Income Fund 20,068 4,155 1,896 23,203
Inflation Protection Fund 15,005 1,769 1,368 15,644
International Small Company Fund 6,125 335 2,475 5,419
LargeCap Growth Fund I 12,858 3,344 1,651 16,617
LargeCap S&P 500 Index Fund 22,056 2,223 16,568 11,065
LargeCap Value Fund III 8,549 5,818 938 16,945
MidCap Fund 10,889 582 5,915 8,026
MidCap Value Fund I 6,024 722 772 8,559
Origin Emerging Markets Fund — 7,377 545 7,421
Overseas Fund 14,082 1,016 4,013 16,328
Short-Term Income Fund 53,586 7,611 5,068 55,580
SmallCap Growth Fund I 4,706 434 2,181 4,249
SmallCap Value Fund II 2,466 923 325 4,524
$ 352,044 $ 75,496 $ 79,332 $ 382,560
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 79 $ 17 $ 405 $ 2,964
Bond Market Index Fund — 1,492 — (1,418)
Core Fixed Income Fund 1,409 (27) — (2,747)
Diversified International Fund 280 453 — 4,964
Diversified Real Asset Fund 32 (25) — 1,042
Equity Income Fund 117 19 — 3,046
High Income Fund 594 (23) — 899
Inflation Protection Fund 74 — — 238
International Small Company Fund 67 327 — 1,107
LargeCap Growth Fund I 271 (14) 812 2,080
LargeCap S&P 500 Index Fund 514 10,493 945 (7,139)
LargeCap Value Fund III 191 22 — 3,494
MidCap Fund — 3,192 130 (722)
MidCap Value Fund I 102 41 — 2,544
Origin Emerging Markets Fund 46 27 — 562
Overseas Fund 283 381 — 4,862
Short-Term Income Fund 610 (8) 83 (541)
SmallCap Growth Fund I 58 1,231 205 59
SmallCap Value Fund II 24 30 — 1,430
$ 4,751 $ 17,628 $ 2,580 $ 16,724
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .58%
Blue Chip Fund
(a)
5,390,975 $ 207,930
Core Fixed Income Fund
(a)
113,041,288 1,128,152
Diversified International Fund
(a)
18,656,867 296,831
Diversified Real Asset Fund
(a)
4,293,819 55,948
International Small Company Fund
(a)
5,031,143 65,355
LargeCap Growth Fund I
(a)
9,137,715 202,400
MidCap Fund
(a),(b)
2,440,580 97,208
MidCap Value Fund I
(a)
5,647,903 103,582
Origin Emerging Markets Fund
(a)
6,208,129 90,577
SmallCap Growth Fund I
(a)
2,616,012 51,614
SmallCap Value Fund II
(a)
3,957,224 55,085
$ 2,354,682
Principal Funds, Inc. Institutional Class - 38 .43%
Equity Income Fund
(a)
5,066,068 200,717
High Income Fund
(a)
20,992,719 197,122
Inflation Protection Fund
(a)
15,291,703 144,354
LargeCap S&P 500 Index Fund
(a)
5,968,532 143,841
LargeCap Value Fund III
(a)
10,346,438 206,308
Overseas Fund
(a)
17,802,123 200,808
Short-Term Income Fund
(a)
30,337,489 376,185
$ 1,469,335
TOTAL INVESTMENT COMPANIES $ 3,824,017
Total Investments $ 3,824,017
Other Assets and Liabilities -  (0.01)% (261)
TOTAL NET ASSETS - 100.00% $ 3,823,756
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 56 .04%
Domestic Equity Funds 33 .18%
International Equity Funds 9 .33%
Specialty Funds 1 .46%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 168,620 $ 23,366 $ 21,459 $ 207,930
Bond Market Index Fund 145,154 — 145,823 —
Core Fixed Income Fund 1,019,665 232,944 99,398 1,128,152
Diversified International Fund 283,924 4,898 60,164 296,831
Diversified Real Asset Fund 52,379 826 7,298 55,948
Equity Income Fund 113,569 64,773 15,472 200,717
High Income Fund 174,833 30,493 15,762 197,122
Inflation Protection Fund 147,262 7,340 12,553 144,354
International Small Company Fund 74,857 1,139 28,070 65,355
LargeCap Growth Fund I 163,675 35,333 22,313 202,400
LargeCap S&P 500 Index Fund 281,374 19,062 198,868 143,841
LargeCap Value Fund III 107,766 66,620 11,475 206,308
MidCap Fund 128,852 2,106 63,331 97,208
MidCap Value Fund I 76,811 4,528 9,833 103,582
Origin Emerging Markets Fund — 89,207 6,428 90,577
Overseas Fund 177,219 4,517 46,345 200,808
Short-Term Income Fund 382,438 39,424 41,920 376,185
SmallCap Growth Fund I 55,786 4,031 23,421 51,614
SmallCap Value Fund II 29,687 10,982 3,211 55,085
$ 3,583,871 $ 641,589 $ 833,144 $ 3,824,017
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,014 $ 1,378 $ 5,185 $ 36,025
Bond Market Index Fund — 13,954 — (13,285)
Core Fixed Income Fund 12,754 (31) — (25,028)
Diversified International Fund 3,459 (3,479) — 71,652
Diversified Real Asset Fund 319 (10) — 10,051
Equity Income Fund 1,445 1,015 — 36,832
High Income Fund 5,071 (180) — 7,738
Inflation Protection Fund 712 118 — 2,187
International Small Company Fund 822 2,616 — 14,813
LargeCap Growth Fund I 3,390 1,033 10,171 24,672
LargeCap S&P 500 Index Fund 6,404 112,016 11,769 (69,743)
LargeCap Value Fund III 2,342 629 — 42,768
MidCap Fund — 35,968 1,530 (6,387)
MidCap Value Fund I 1,266 567 — 31,509
Origin Emerging Markets Fund 591 368 — 7,430
Overseas Fund 3,552 3,521 — 61,896
Short-Term Income Fund 4,233 (112) 579 (3,645)
SmallCap Growth Fund I 700 11,679 2,467 3,539
SmallCap Value Fund II 287 288 — 17,339
$ 48,361 $ 181,338 $ 31,701 $ 250,363
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64.38%
Blue Chip Fund
(a)
2,966,786 $ 114,429
Core Fixed Income Fund
(a)
47,254,115 471,596
Diversified International Fund
(a)
10,262,513 163,276
Diversified Real Asset Fund
(a)
2,252,269 29,347
International Small Company Fund
(a)
2,737,540 35,561
LargeCap Growth Fund I
(a)
5,024,335 111,289
MidCap Fund
(a),(b)
1,366,006 54,408
MidCap Value Fund I
(a)
3,146,643 57,709
Origin Emerging Markets Fund
(a)
3,396,488 49,555
SmallCap Growth Fund I
(a)
1,437,441 28,361
SmallCap Value Fund II
(a)
2,182,860 30,385
$ 1,145,916
Principal Funds, Inc. Institutional Class - 35.63%
Equity Income Fund
(a)
2,793,477 110,678
High Income Fund
(a)
8,627,077 81,008
Inflation Protection Fund
(a)
5,337,010 50,381
LargeCap S&P 500 Index Fund
(a)
3,149,425 75,901
LargeCap Value Fund III
(a)
5,702,747 113,713
Overseas Fund
(a)
9,783,394 110,357
Short-Term Income Fund
(a)
7,431,694 92,153
$ 634,191
TOTAL INVESTMENT COMPANIES $ 1,780,107
Total Investments $ 1,780,107
Other Assets and Liabilities -  (0.01)% (104)
TOTAL NET ASSETS - 100.00% $ 1,780,003
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 48.23%
Domestic Equity Funds 39.15%
International Equity Funds 10.98%
Specialty Funds 1.65%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 81,472 $ 17,028 $ 3,512 $ 114,429
Bond Market Index Fund 51,252 — 51,488 —
Core Fixed Income Fund 403,125 101,159 22,812 471,596
Diversified International Fund 148,136 6,695 27,510 163,276
Diversified Real Asset Fund 24,746 1,525 1,839 29,347
Equity Income Fund 59,906 36,021 5,606 110,678
High Income Fund 65,117 16,574 3,532 81,008
Inflation Protection Fund 47,568 4,524 2,466 50,381
International Small Company Fund 36,626 1,529 11,422 35,561
LargeCap Growth Fund I 80,554 20,903 3,511 111,289
LargeCap S&P 500 Index Fund 141,075 12,561 99,688 75,901
LargeCap Value Fund III 56,991 36,838 3,511 113,713
MidCap Fund 66,167 2,754 30,257 54,408
MidCap Value Fund I 41,080 3,448 4,219 57,709
Origin Emerging Markets Fund — 47,861 2,271 49,555
Overseas Fund 92,635 5,132 21,911 110,357
Short-Term Income Fund 88,307 13,697 8,971 92,153
SmallCap Growth Fund I 29,177 2,392 11,171 28,361
SmallCap Value Fund II 16,855 5,101 1,436 30,385
$ 1,530,789 $ 335,742 $ 317,133 $ 1,780,107
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 495 $ 227 $ 2,528 $ 19,214
Bond Market Index Fund — 4,530 — (4,294)
Core Fixed Income Fund 5,107 (56) — (9,820)
Diversified International Fund 1,831 2,613 — 33,342
Diversified Real Asset Fund 155 (60) — 4,975
Equity Income Fund 782 137 — 20,220
High Income Fund 1,966 (66) — 2,915
Inflation Protection Fund 235 (2) — 757
International Small Company Fund 431 528 — 8,300
LargeCap Growth Fund I 1,689 211 5,068 13,132
LargeCap S&P 500 Index Fund 3,276 53,118 6,018 (31,165)
LargeCap Value Fund III 1,256 117 — 23,278
MidCap Fund — 10,006 789 5,738
MidCap Value Fund I 677 46 — 17,354
Origin Emerging Markets Fund 305 159 — 3,806
Overseas Fund 1,879 (482) — 34,983
Short-Term Income Fund 994 (34) 136 (846)
SmallCap Growth Fund I 359 3,816 1,266 4,147
SmallCap Value Fund II 161 52 — 9,813
$ 21,598 $ 74,860 $ 15,805 $ 155,849
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66.96%
Blue Chip Fund
(a)
11,983,131 $ 462,189
Core Fixed Income Fund
(a)
153,998,102 1,536,901
Diversified International Fund
(a)
41,657,380 662,769
Diversified Real Asset Fund
(a)
7,514,584 97,915
International Small Company Fund
(a)
11,128,082 144,554
LargeCap Growth Fund I
(a)
20,463,434 453,265
MidCap Fund
(a),(b)
5,501,454 219,123
MidCap Value Fund I
(a)
12,775,605 234,304
Origin Emerging Markets Fund
(a)
13,760,773 200,770
SmallCap Growth Fund I
(a)
5,810,493 114,641
SmallCap Value Fund II
(a)
8,832,754 122,952
$ 4,249,383
Principal Funds, Inc. Institutional Class - 33.05%
Equity Income Fund
(a)
11,313,024 448,222
High Income Fund
(a)
29,012,267 272,425
Inflation Protection Fund
(a)
13,698,063 129,310
LargeCap S&P 500 Index Fund
(a)
14,191,413 342,013
LargeCap Value Fund III
(a)
23,089,624 460,407
Overseas Fund
(a)
39,485,641 445,398
$ 2,097,775
TOTAL INVESTMENT COMPANIES $ 6,347,158
Total Investments $ 6,347,158
Other Assets and Liabilities -  (0.01)% (402)
TOTAL NET ASSETS - 100.00% $ 6,346,756
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 45.01%
Fixed Income Funds 40.99%
International Equity Funds 12.47%
Specialty Funds 1.54%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 216,988 $ 186,064 $ 9,408 $ 462,189
Bond Market Index Fund 167,358 — 168,134 —
Core Fixed Income Fund 1,293,226 331,260 56,281 1,536,901
Diversified International Fund 607,408 17,542 109,218 662,769
Diversified Real Asset Fund 83,324 2,983 4,852 97,915
Equity Income Fund 145,443 242,708 9,408 448,222
High Income Fund 221,356 50,097 8,830 272,425
Inflation Protection Fund 128,370 3,715 4,850 129,310
International Small Company Fund 157,476 4,042 54,134 144,554
LargeCap Growth Fund I 458,082 38,303 110,467 453,265
LargeCap S&P 500 Index Fund 575,206 40,316 366,573 342,013
LargeCap Value Fund III 313,493 71,708 33,160 460,407
MidCap Fund 263,246 7,204 112,471 219,123
MidCap Value Fund I 164,728 13,304 13,701 234,304
Origin Emerging Markets Fund — 193,121 9,337 200,770
Overseas Fund 378,578 14,335 88,190 445,398
SmallCap Growth Fund I 114,993 8,049 39,794 114,641
SmallCap Value Fund II 66,343 21,051 3,633 122,952
$ 5,355,618 $ 1,245,802 $ 1,202,441 $ 6,347,158
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,461 $ (36) $ 7,470 $ 68,581
Bond Market Index Fund — 15,419 — (14,643)
Core Fixed Income Fund 16,405 (35) — (31,269)
Diversified International Fund 7,481 (6,323) — 153,360
Diversified Real Asset Fund 517 (279) — 16,739
Equity Income Fund 3,238 142 — 69,337
High Income Fund 6,518 (259) — 10,061
Inflation Protection Fund 629 28 — 2,047
International Small Company Fund 1,761 4,754 — 32,416
LargeCap Growth Fund I 8,089 46,374 24,271 20,973
LargeCap S&P 500 Index Fund 11,898 178,632 21,861 (85,568)
LargeCap Value Fund III 5,301 (29) — 108,395
MidCap Fund — 37,599 3,147 23,545
MidCap Value Fund I 2,714 1,305 — 68,668
Origin Emerging Markets Fund 1,283 754 — 16,232
Overseas Fund 7,628 5,062 — 135,613
SmallCap Growth Fund I 1,431 15,967 5,040 15,426
SmallCap Value Fund II 640 362 — 38,829
$ 76,994 $ 299,437 $ 61,789 $ 648,742
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63.28%
Blue Chip Fund
(a)
3,273,323 $ 126,252
Core Fixed Income Fund
(a)
32,669,005 326,037
Diversified International Fund
(a)
11,868,807 188,833
International Small Company Fund
(a)
3,187,522 41,406
LargeCap Growth Fund I
(a)
5,594,927 123,927
MidCap Value Fund I
(a)
3,515,258 64,470
Origin Emerging Markets Fund
(a)
3,914,212 57,108
Real Estate Securities Fund
(a)
1,183,077 35,469
SmallCap Growth Fund I
(a)
1,585,296 31,278
SmallCap Value Fund II
(a)
2,413,945 33,602
$ 1,028,382
Principal Funds, Inc. Institutional Class - 36.73%
Equity Income Fund
(a)
3,092,202 122,513
High Income Fund
(a)
6,650,223 62,445
LargeCap S&P 500 Index Fund
(a)
4,191,242 101,009
LargeCap Value Fund III
(a)
6,309,880 125,819
MidCap Growth Fund III
(a)
3,612,870 58,565
Overseas Fund
(a)
11,214,016 126,494
$ 596,845
TOTAL INVESTMENT COMPANIES $ 1,625,227
Total Investments $ 1,625,227
Other Assets and Liabilities -  (0.01)% (83)
TOTAL NET ASSETS - 100.00% $ 1,625,144
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 50.65%
Fixed Income Funds 35.52%
International Equity Funds 13.84%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 47,327 $ 63,083 $ 1,809 $ 126,252
Core Fixed Income Fund 277,995 62,226 7,740 326,037
Diversified International Fund 146,023 13,552 8,085 188,833
Equity Income Fund 32,064 74,318 1,809 122,513
High Income Fund 47,765 13,863 1,312 62,445
International Small Company Fund 40,812 2,690 12,061 41,406
LargeCap Growth Fund I 126,474 14,658 35,808 123,927
LargeCap S&P 500 Index Fund 152,688 15,265 92,064 101,009
LargeCap Value Fund III 91,527 17,743 14,043 125,819
MidCap Fund 11,714 320 13,890 —
MidCap Growth Fund III 58,966 13,568 25,026 58,565
MidCap Value Fund I 47,483 4,610 7,168 64,470
Origin Emerging Markets Fund 33,466 18,042 2,254 57,108
Overseas Fund 91,768 8,468 9,267 126,494
Real Estate Securities Fund 26,292 2,607 799 35,469
SmallCap Growth Fund I 28,954 3,419 9,094 31,278
SmallCap Value Fund II 17,776 5,754 561 33,602
$ 1,279,094 $ 334,186 $ 242,790 $ 1,625,227
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 338 $ (4) $ 1,729 $ 17,655
Core Fixed Income Fund 3,350 (10) — (6,434)
Diversified International Fund 2,050 130 — 37,213
Equity Income Fund 885 17 — 17,923
High Income Fund 1,458 (97) — 2,226
International Small Company Fund 486 35 — 9,930
LargeCap Growth Fund I 2,201 13,542 6,603 5,061
LargeCap S&P 500 Index Fund 3,113 33,894 5,720 (8,774)
LargeCap Value Fund III 1,490 108 — 30,484
MidCap Fund — 1,415 124 441
MidCap Growth Fund III 478 4,775 2,864 6,282
MidCap Value Fund I 739 363 — 19,182
Origin Emerging Markets Fund 358 164 — 7,690
Overseas Fund 2,084 (238) — 35,763
Real Estate Securities Fund 382 (38) 101 7,407
SmallCap Growth Fund I 369 2,696 1,301 5,303
SmallCap Value Fund II 177 (7) — 10,640
$ 19,958 $ 56,745 $ 18,442 $ 197,992
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61.00%
Blue Chip Fund
(a)
10,091,645 $ 389,235
Core Fixed Income Fund
(a)
66,755,695 666,222
Diversified International Fund
(a)
36,744,770 584,609
International Small Company Fund
(a)
10,159,802 131,976
LargeCap Growth Fund I
(a)
17,240,052 381,867
MidCap Value Fund I
(a)
10,761,635 197,368
Origin Emerging Markets Fund
(a)
12,249,758 178,724
Real Estate Securities Fund
(a)
3,412,066 102,294
SmallCap Growth Fund I
(a)
4,881,425 96,311
SmallCap Value Fund II
(a)
7,448,813 103,687
$ 2,832,293
Principal Funds, Inc. Institutional Class - 39.01%
Equity Income Fund
(a)
9,535,648 377,802
High Income Fund
(a)
15,796,488 148,329
LargeCap S&P 500 Index Fund
(a)
13,451,479 324,181
LargeCap Value Fund III
(a)
19,468,227 388,196
MidCap Growth Fund III
(a)
11,071,168 179,464
Overseas Fund
(a)
34,856,952 393,186
$ 1,811,158
TOTAL INVESTMENT COMPANIES $ 4,643,451
Total Investments $ 4,643,451
Other Assets and Liabilities -  (0.01)% (319)
TOTAL NET ASSETS - 100.00% $ 4,643,132
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 54.72%
Fixed Income Funds 30.13%
International Equity Funds 15.16%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 142,857 $ 201,683 $ 9,786 $ 389,235
Core Fixed Income Fund 618,138 91,344 29,857 666,222
Diversified International Fund 472,187 21,757 28,710 584,609
Equity Income Fund 104,087 226,966 9,787 377,802
High Income Fund 115,982 32,755 5,582 148,329
International Small Company Fund 127,041 3,427 29,976 131,976
LargeCap Growth Fund I 401,781 32,350 110,586 381,867
LargeCap S&P 500 Index Fund 490,340 33,431 279,732 324,181
LargeCap Value Fund III 297,184 43,088 49,306 388,196
MidCap Growth Fund III 229,722 14,873 106,498 179,464
MidCap Value Fund I 159,278 6,372 31,071 197,368
Origin Emerging Markets Fund 118,543 42,469 7,880 178,724
Overseas Fund 297,553 11,926 30,382 393,186
Real Estate Securities Fund 81,322 3,049 4,046 102,294
SmallCap Growth Fund I 94,067 6,558 29,927 96,311
SmallCap Value Fund II 58,874 14,045 3,361 103,687
$ 3,808,956 $ 786,093 $ 766,487 $ 4,643,451
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,027 $ 274 $ 5,248 $ 54,207
Core Fixed Income Fund 7,126 72 — (13,475)
Diversified International Fund 6,542 (1,220) — 120,595
Equity Income Fund 2,789 200 — 56,336
High Income Fund 3,435 (612) — 5,786
International Small Company Fund 1,595 966 — 30,518
LargeCap Growth Fund I 6,881 49,036 20,645 9,286
LargeCap S&P 500 Index Fund 9,926 127,632 18,244 (47,490)
LargeCap Value Fund III 4,765 2,069 — 95,161
MidCap Growth Fund III 1,690 31,354 10,116 10,013
MidCap Value Fund I 2,375 1,520 — 61,269
Origin Emerging Markets Fund 1,134 455 — 25,137
Overseas Fund 6,679 (791) — 114,880
Real Estate Securities Fund 1,146 (332) 306 22,301
SmallCap Growth Fund I 1,175 10,815 4,137 14,798
SmallCap Value Fund II 570 310 — 33,819
$ 58,855 $ 221,748 $ 58,696 $ 593,141
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58.81%
Blue Chip Fund
(a)
2,866,843 $ 110,574
Core Fixed Income Fund
(a)
12,081,950 120,578
Diversified International Fund
(a)
10,400,860 165,478
International Small Company Fund
(a)
2,799,867 36,370
LargeCap Growth Fund I
(a)
4,889,063 108,293
MidCap Value Fund I
(a)
3,088,942 56,651
Origin Emerging Markets Fund
(a)
3,434,401 50,108
Real Estate Securities Fund
(a)
915,090 27,434
SmallCap Growth Fund I
(a)
1,390,229 27,429
SmallCap Value Fund II
(a)
2,115,330 29,446
$ 732,361
Principal Funds, Inc. Institutional Class - 41.20%
Equity Income Fund
(a)
2,709,377 107,346
High Income Fund
(a)
3,582,662 33,641
LargeCap S&P 500 Index Fund
(a)
4,118,263 99,250
LargeCap Value Fund III
(a)
5,530,190 110,272
MidCap Growth Fund III
(a)
3,181,074 51,565
Overseas Fund
(a)
9,829,632 110,878
$ 512,952
TOTAL INVESTMENT COMPANIES $ 1,245,313
Total Investments $ 1,245,313
Other Assets and Liabilities -  (0.01)% (75)
TOTAL NET ASSETS - 100.00% $ 1,245,238
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 58.49%
Fixed Income Funds 25.67%
International Equity Funds 15.85%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 39,328 $ 57,487 $ 1,529 $ 110,574
Core Fixed Income Fund 110,129 16,487 3,579 120,578
Diversified International Fund 127,122 10,535 4,634 165,478
Equity Income Fund 27,754 65,500 1,527 107,346
High Income Fund 23,384 9,968 773 33,641
International Small Company Fund 32,956 2,124 7,013 36,370
LargeCap Growth Fund I 103,393 11,883 22,570 108,293
LargeCap S&P 500 Index Fund 133,029 12,715 68,890 99,250
LargeCap Value Fund III 81,058 14,566 12,295 110,272
MidCap Growth Fund III 62,485 6,231 28,541 51,565
MidCap Value Fund I 44,027 3,678 8,643 56,651
Origin Emerging Markets Fund 32,028 12,261 1,266 50,108
Overseas Fund 79,368 6,852 6,118 110,878
Real Estate Securities Fund 20,543 1,825 656 27,434
SmallCap Growth Fund I 25,958 2,715 8,359 27,429
SmallCap Value Fund II 15,766 5,064 715 29,446
$ 958,328 $ 239,891 $ 177,108 $ 1,245,313
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 280 $ (2) $ 1,432 $ 15,290
Core Fixed Income Fund 1,285 (3) — (2,456)
Diversified International Fund 1,762 50 — 32,405
Equity Income Fund 772 13 — 15,606
High Income Fund 723 (88) — 1,150
International Small Company Fund 418 146 — 8,157
LargeCap Growth Fund I 1,809 6,603 5,428 8,984
LargeCap S&P 500 Index Fund 2,723 19,295 5,004 3,101
LargeCap Value Fund III 1,313 19 — 26,924
MidCap Growth Fund III 460 7,152 2,751 4,238
MidCap Value Fund I 658 8 — 17,581
Origin Emerging Markets Fund 311 48 — 7,037
Overseas Fund 1,792 (230) — 31,006
Real Estate Securities Fund 295 (52) 78 5,774
SmallCap Growth Fund I 324 2,434 1,142 4,681
SmallCap Value Fund II 153 (106) — 9,437
$ 15,078 $ 35,287 $ 15,835 $ 188,915
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .05%
Blue Chip Fund
(a)
6,944,664 $ 267,856
Core Fixed Income Fund
(a)
21,032,173 209,901
Diversified International Fund
(a)
25,287,976 402,332
International Small Company Fund
(a)
6,918,360 89,869
LargeCap Growth Fund I
(a)
11,866,845 262,851
MidCap Value Fund I
(a)
7,453,300 136,694
Origin Emerging Markets Fund
(a)
8,394,339 122,473
Real Estate Securities Fund
(a)
2,098,655 62,918
SmallCap Growth Fund I
(a)
3,369,812 66,486
SmallCap Value Fund II
(a)
5,133,646 71,460
$ 1,692,840
Principal Funds, Inc. Institutional Class - 41 .96%
Equity Income Fund
(a)
6,572,682 260,410
High Income Fund
(a)
6,551,929 61,523
LargeCap S&P 500 Index Fund
(a)
9,919,030 239,049
LargeCap Value Fund III
(a)
13,416,391 267,523
MidCap Growth Fund III
(a)
7,672,893 124,377
Overseas Fund
(a)
23,984,261 270,542
$ 1,223,424
TOTAL INVESTMENT COMPANIES $ 2,916,264
Total Investments $ 2,916,264
Other Assets and Liabilities -  (0.01)% (155)
TOTAL NET ASSETS - 100.00% $ 2,916,109
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 60 .34%
Fixed Income Funds 23 .11%
International Equity Funds 16 .56%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 98,770 $ 138,466 $ 6,493 $ 267,856
Core Fixed Income Fund 186,575 37,417 9,747 209,901
Diversified International Fund 319,601 19,902 18,227 402,332
Equity Income Fund 69,610 158,729 6,494 260,410
High Income Fund 42,619 19,254 2,257 61,523
International Small Company Fund 82,763 3,371 17,107 89,869
LargeCap Growth Fund I 262,382 24,431 62,762 262,851
LargeCap S&P 500 Index Fund 336,191 25,702 178,949 239,049
LargeCap Value Fund III 202,981 30,470 32,514 267,523
MidCap Growth Fund III 157,428 12,085 73,556 124,377
MidCap Value Fund I 110,051 5,664 22,297 136,694
Origin Emerging Markets Fund 80,854 29,677 4,886 122,473
Overseas Fund 200,931 11,336 19,024 270,542
Real Estate Securities Fund 49,211 2,731 2,401 62,918
SmallCap Growth Fund I 65,366 5,329 21,989 66,486
SmallCap Value Fund II 40,246 10,580 2,677 71,460
$ 2,305,579 $ 535,144 $ 481,380 $ 2,916,264
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 704 $ 55 $ 3,602 $ 37,058
Core Fixed Income Fund 2,218 33 — (4,377)
Diversified International Fund 4,442 (545) — 81,601
Equity Income Fund 1,917 79 — 38,486
High Income Fund 1,338 (281) — 2,188
International Small Company Fund 1,072 500 — 20,342
LargeCap Growth Fund I 4,563 24,987 13,691 13,813
LargeCap S&P 500 Index Fund 6,746 62,494 12,395 (6,389)
LargeCap Value Fund III 3,278 (126) — 66,712
MidCap Growth Fund III 1,153 19,604 6,903 8,816
MidCap Value Fund I 1,635 296 — 42,980
Origin Emerging Markets Fund 746 242 — 16,586
Overseas Fund 4,535 (713) — 78,012
Real Estate Securities Fund 697 (217) 185 13,594
SmallCap Growth Fund I 811 7,125 2,855 10,655
SmallCap Value Fund II 387 (295) — 23,606
$ 36,242 $ 113,238 $ 39,631 $ 443,683
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .24%
Blue Chip Fund
(a)
1,715,058 $ 66,150
Core Fixed Income Fund
(a)
3,468,403 34,615
Diversified International Fund
(a)
6,324,032 100,615
International Small Company Fund
(a)
1,727,793 22,444
LargeCap Growth Fund I
(a)
2,937,356 65,062
MidCap Value Fund I
(a)
1,870,064 34,297
Origin Emerging Markets Fund
(a)
2,091,359 30,513
Real Estate Securities Fund
(a)
509,592 15,278
SmallCap Growth Fund I
(a)
834,435 16,463
SmallCap Value Fund II
(a)
1,273,631 17,729
$ 403,166
Principal Funds, Inc. Institutional Class - 42 .77%
Equity Income Fund
(a)
1,627,822 64,495
High Income Fund
(a)
1,055,443 9,911
LargeCap S&P 500 Index Fund
(a)
2,566,484 61,852
LargeCap Value Fund III
(a)
3,322,030 66,241
MidCap Growth Fund III
(a)
1,927,834 31,250
Overseas Fund
(a)
5,980,156 67,456
$ 301,205
TOTAL INVESTMENT COMPANIES $ 704,371
Total Investments $ 704,371
Other Assets and Liabilities -  (0.01)% (42)
TOTAL NET ASSETS - 100.00% $ 704,329
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 62 .31%
Fixed Income Funds 20 .60%
International Equity Funds 17 .10%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 23,105 $ 34,938 $ 704 $ 66,150
Core Fixed Income Fund 27,897 8,213 828 34,615
Diversified International Fund 73,874 9,762 2,104 100,615
Equity Income Fund 16,521 39,398 703 64,495
High Income Fund 8,324 1,462 238 9,911
International Small Company Fund 19,000 1,909 3,371 22,444
LargeCap Growth Fund I 60,251 8,724 13,103 65,062
LargeCap S&P 500 Index Fund 75,346 9,260 35,990 61,852
LargeCap Value Fund III 47,019 9,997 6,629 66,241
MidCap Growth Fund III 36,505 4,796 16,755 31,250
MidCap Value Fund I 25,846 3,303 5,291 34,297
Origin Emerging Markets Fund 19,302 7,710 562 30,513
Overseas Fund 46,469 5,921 3,096 67,456
Real Estate Securities Fund 10,962 1,481 283 15,278
SmallCap Growth Fund I 14,908 2,019 4,563 16,463
SmallCap Value Fund II 9,534 3,004 433 17,729
$ 514,863 $ 151,897 $ 94,653 $ 704,371
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 165 $ (1) $ 845 $ 8,812
Core Fixed Income Fund 344 — — (667)
Diversified International Fund 1,045 13 — 19,070
Equity Income Fund 456 4 — 9,275
High Income Fund 251 (28) — 391
International Small Company Fund 252 (33) — 4,939
LargeCap Growth Fund I 1,065 2,643 3,194 6,547
LargeCap S&P 500 Index Fund 1,553 6,650 2,851 6,586
LargeCap Value Fund III 775 5 — 15,849
MidCap Growth Fund III 269 3,804 1,613 2,900
MidCap Value Fund I 389 (211) — 10,650
Origin Emerging Markets Fund 178 12 — 4,051
Overseas Fund 1,064 (133) — 18,295
Real Estate Securities Fund 161 (24) 42 3,142
SmallCap Growth Fund I 186 1,043 657 3,056
SmallCap Value Fund II 93 (87) — 5,711
$ 8,246 $ 13,657 $ 9,202 $ 118,607
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56 .61%
Blue Chip Fund
(a)
1,540,130 $ 59,403
Core Fixed Income Fund
(a)
2,120,497 21,163
Diversified International Fund
(a)
5,706,990 90,798
International Small Company Fund
(a)
1,574,710 20,456
LargeCap Growth Fund I
(a)
2,637,919 58,430
MidCap Value Fund I
(a)
1,697,725 31,136
Origin Emerging Markets Fund
(a)
1,895,298 27,652
Real Estate Securities Fund
(a)
455,538 13,657
SmallCap Growth Fund I
(a)
752,358 14,844
SmallCap Value Fund II
(a)
1,145,712 15,948
$ 353,487
Principal Funds, Inc. Institutional Class - 43 .39%
Equity Income Fund
(a)
1,462,772 57,955
High Income Fund
(a)
735,400 6,905
LargeCap S&P 500 Index Fund
(a)
2,353,754 56,725
LargeCap Value Fund III
(a)
2,983,976 59,501
MidCap Growth Fund III
(a)
1,753,770 28,429
Overseas Fund
(a)
5,450,273 61,479
$ 270,994
TOTAL INVESTMENT COMPANIES $ 624,481
Total Investments $ 624,481
Other Assets and Liabilities -  0.00% (31)
TOTAL NET ASSETS - 100.00% $ 624,450
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63 .42%
Fixed Income Funds 19 .04%
International Equity Funds 17 .54%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 19,868 $ 32,983 $ 1,209 $ 59,403
Core Fixed Income Fund 16,834 5,752 1,014 21,163
Diversified International Fund 64,603 12,249 2,839 90,798
Equity Income Fund 14,522 36,431 1,209 57,955
High Income Fund 5,812 1,380 544 6,905
International Small Company Fund 16,574 2,448 2,902 20,456
LargeCap Growth Fund I 52,512 9,639 11,806 58,430
LargeCap S&P 500 Index Fund 66,052 10,209 31,278 56,725
LargeCap Value Fund III 41,388 10,570 6,484 59,501
MidCap Growth Fund III 31,909 5,570 14,937 28,429
MidCap Value Fund I 22,864 4,236 5,238 31,136
Origin Emerging Markets Fund 17,932 6,842 779 27,652
Overseas Fund 40,907 7,510 3,033 61,479
Real Estate Securities Fund 9,516 1,854 444 13,657
SmallCap Growth Fund I 13,197 2,353 4,328 14,844
SmallCap Value Fund II 8,487 3,107 641 15,948
$ 442,977 $ 153,133 $ 88,685 $ 624,481
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 143 $ (16) $ 732 $ 7,777
Core Fixed Income Fund 210 1 — (410)
Diversified International Fund 923 15 — 16,770
Equity Income Fund 406 1 — 8,210
High Income Fund 173 (39) — 296
International Small Company Fund 225 (102) — 4,438
LargeCap Growth Fund I 930 1,538 2,789 6,547
LargeCap S&P 500 Index Fund 1,358 4,470 2,493 7,272
LargeCap Value Fund III 685 (71) — 14,098
MidCap Growth Fund III 235 2,863 1,410 3,024
MidCap Value Fund I 344 (340) — 9,614
Origin Emerging Markets Fund 158 12 — 3,645
Overseas Fund 949 (166) — 16,261
Real Estate Securities Fund 141 (48) 37 2,779
SmallCap Growth Fund I 164 840 579 2,782
SmallCap Value Fund II 83 (141) — 5,136
$ 7,127 $ 8,817 $ 8,040 $ 108,239
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56 .68%
Blue Chip Fund
(a)
154,529 $ 5,960
Core Fixed Income Fund
(a)
206,143 2,057
Diversified International Fund
(a)
583,660 9,287
International Small Company Fund
(a)
159,602 2,073
LargeCap Growth Fund I
(a)
264,672 5,863
MidCap Value Fund I
(a)
181,858 3,335
Origin Emerging Markets Fund
(a)
190,331 2,777
Real Estate Securities Fund
(a)
49,958 1,498
SmallCap Growth Fund I
(a)
76,348 1,506
SmallCap Value Fund II
(a)
116,262 1,619
$ 35,975
Principal Funds, Inc. Institutional Class - 43 .35%
Equity Income Fund
(a)
146,958 5,822
High Income Fund
(a)
73,445 690
LargeCap S&P 500 Index Fund
(a)
235,848 5,684
LargeCap Value Fund III
(a)
299,129 5,965
MidCap Growth Fund III
(a)
190,036 3,080
Overseas Fund
(a)
555,883 6,270
$ 27,511
TOTAL INVESTMENT COMPANIES $ 63,486
Total Investments $ 63,486
Other Assets and Liabilities -  (0.03)% (19)
TOTAL NET ASSETS - 100.00% $ 63,467
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63 .54%
Fixed Income Funds 18 .96%
International Equity Funds 17 .53%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 1,330 $ 4,137 $ 190 $ 5,960
Core Fixed Income Fund 917 1,307 134 2,057
Diversified International Fund 4,551 3,841 408 9,287
Equity Income Fund 1,037 4,275 189 5,822
High Income Fund 262 459 44 690
International Small Company Fund 1,155 832 256 2,073
LargeCap Growth Fund I 3,708 2,466 984 5,863
LargeCap S&P 500 Index Fund 4,591 2,642 2,487 5,684
LargeCap Value Fund III 3,007 2,420 632 5,965
MidCap Growth Fund III 2,225 1,578 1,184 3,080
MidCap Value Fund I 1,677 1,470 613 3,335
Origin Emerging Markets Fund 1,267 1,347 112 2,777
Overseas Fund 2,876 2,510 354 6,270
Real Estate Securities Fund 683 631 66 1,498
SmallCap Growth Fund I 914 646 322 1,506
SmallCap Value Fund II 642 642 89 1,619
$ 30,842 $ 31,203 $ 8,064 $ 63,486
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 10 $ — $ 53 $ 683
Core Fixed Income Fund 16 — — (33)
Diversified International Fund 72 2 — 1,301
Equity Income Fund 34 1 — 698
High Income Fund 13 (1) — 14
International Small Company Fund 18 2 — 340
LargeCap Growth Fund I 71 14 213 659
LargeCap S&P 500 Index Fund 105 172 193 766
LargeCap Value Fund III 54 4 — 1,166
MidCap Growth Fund III 18 118 106 343
MidCap Value Fund I 28 15 — 786
Origin Emerging Markets Fund 12 — — 275
Overseas Fund 74 (1) — 1,239
Real Estate Securities Fund 12 — 3 250
SmallCap Growth Fund I 12 22 43 246
SmallCap Value Fund II 7 — — 424
$ 556 $ 348 $ 611 $ 9,157
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22 .14%
Diversified International Fund
(a)
879,283 $ 13,989
Diversified Real Asset Fund
(a)
175,278 2,284
International Small Company Fund
(a)
134,909 1,753
MidCap S&P 400 Index Fund
(a)
222,763 5,629
Origin Emerging Markets Fund
(a)
125,785 1,835
SmallCap S&P 600 Index Fund
(a)
90,399 2,933
$ 28,423
Principal Funds, Inc. Institutional Class - 77 .88%
Bond Market Index Fund
(a)
4,242,671 42,130
High Income Fund
(a)
831,483 7,808
Inflation Protection Fund
(a)
543,492 5,130
LargeCap S&P 500 Index Fund
(a)
1,081,638 26,067
Short-Term Income Fund
(a)
1,518,779 18,833
$ 99,968
TOTAL INVESTMENT COMPANIES $ 128,391
Total Investments $ 128,391
Other Assets and Liabilities -  (0.02)% (23)
TOTAL NET ASSETS - 100.00% $ 128,368
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 68 .47%
Domestic Equity Funds 26 .97%
International Equity Funds 2 .80%
Specialty Funds 1 .78%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 37,097 $ 14,714 $ 2,801 $ 42,130
Diversified International Fund 11,350 1,866 2,096 13,989
Diversified Real Asset Fund 1,948 445 496 2,284
High Income Fund 6,021 1,996 474 7,808
Inflation Protection Fund 4,442 957 343 5,130
International Small Company Fund 1,794 247 730 1,753
LargeCap S&P 500 Index Fund 22,529 4,537 5,466 26,067
MidCap S&P 400 Index Fund 2,481 2,778 714 5,629
Origin Emerging Markets Fund — 1,816 68 1,835
Short-Term Income Fund 16,405 3,741 1,130 18,833
SmallCap S&P 600 Index Fund 1,923 462 436 2,933
$ 105,990 $ 33,559 $ 14,754 $ 128,391
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 3,018 $ (157) $ 3,257 $ (6,723)
Diversified International Fund 150 153 — 2,716
Diversified Real Asset Fund 13 31 — 356
High Income Fund 186 (7) — 272
Inflation Protection Fund 22 — — 74
International Small Company Fund 21 92 — 350
LargeCap S&P 500 Index Fund 617 436 1,134 4,031
MidCap S&P 400 Index Fund 78 (2) 254 1,086
Origin Emerging Markets Fund 9 — — 87
Short-Term Income Fund 195 (2) 26 (181)
SmallCap S&P 600 Index Fund 42 22 15 962
$ 4,351 $ 566 $ 4,686 $ 3,030
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 26 .64%
Diversified International Fund
(a)
3,551,897 $ 56,511
Diversified Real Asset Fund
(a)
576,830 7,516
International Small Company Fund
(a)
542,699 7,050
MidCap S&P 400 Index Fund
(a)
890,605 22,505
Origin Emerging Markets Fund
(a)
509,808 7,438
SmallCap S&P 600 Index Fund
(a)
363,594 11,795
$ 112,815
Principal Funds, Inc. Institutional Class - 73 .37%
Bond Market Index Fund
(a)
12,651,620 125,631
High Income Fund
(a)
2,333,140 21,908
Inflation Protection Fund
(a)
1,694,863 15,999
LargeCap S&P 500 Index Fund
(a)
4,354,723 104,949
Short-Term Income Fund
(a)
3,402,883 42,196
$ 310,683
TOTAL INVESTMENT COMPANIES $ 423,498
Total Investments $ 423,498
Other Assets and Liabilities -  (0.01)% (30)
TOTAL NET ASSETS - 100.00% $ 423,468
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 61 .93%
Domestic Equity Funds 32 .88%
International Equity Funds 3 .42%
Specialty Funds 1 .78%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 113,357 $ 39,735 $ 6,661 $ 125,631
Diversified International Fund 47,011 5,710 8,037 56,511
Diversified Real Asset Fund 6,165 1,061 952 7,516
High Income Fund 17,280 4,921 1,057 21,908
Inflation Protection Fund 14,243 2,361 841 15,999
International Small Company Fund 7,336 750 2,839 7,050
LargeCap S&P 500 Index Fund 92,225 15,448 20,905 104,949
MidCap S&P 400 Index Fund 9,450 11,024 2,223 22,505
Origin Emerging Markets Fund — 7,247 232 7,438
Short-Term Income Fund 36,530 8,073 2,005 42,196
SmallCap S&P 600 Index Fund 7,640 1,698 1,502 11,795
$ 351,237 $ 98,028 $ 47,254 $ 423,498
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 9,133 $ (497) $ 9,857 $ (20,303)
Diversified International Fund 615 698 — 11,129
Diversified Real Asset Fund 39 35 — 1,207
High Income Fund 528 (19) — 783
Inflation Protection Fund 71 2 — 234
International Small Company Fund 84 272 — 1,531
LargeCap S&P 500 Index Fund 2,494 2,088 4,582 16,093
MidCap S&P 400 Index Fund 311 (29) 1,018 4,283
Origin Emerging Markets Fund 41 1 — 422
Short-Term Income Fund 434 (5) 57 (397)
SmallCap S&P 600 Index Fund 169 82 61 3,877
$ 13,919 $ 2,628 $ 15,575 $ 18,859
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 31 .28%
Diversified International Fund
(a)
4,190,975 $ 66,678
Diversified Real Asset Fund
(a)
613,693 7,996
International Small Company Fund
(a)
634,272 8,239
MidCap S&P 400 Index Fund
(a)
1,076,164 27,195
Origin Emerging Markets Fund
(a)
596,688 8,706
SmallCap S&P 600 Index Fund
(a)
431,965 14,013
$ 132,827
Principal Funds, Inc. Institutional Class - 68 .73%
Bond Market Index Fund
(a)
11,385,692 113,060
High Income Fund
(a)
2,066,375 19,403
Inflation Protection Fund
(a)
1,244,374 11,747
LargeCap S&P 500 Index Fund
(a)
5,196,294 125,231
Short-Term Income Fund
(a)
1,811,482 22,462
$ 291,903
TOTAL INVESTMENT COMPANIES $ 424,730
Total Investments $ 424,730
Other Assets and Liabilities -  (0.01)% (22)
TOTAL NET ASSETS - 100.00% $ 424,708
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 54 .94%
Domestic Equity Funds 39 .20%
International Equity Funds 3 .99%
Specialty Funds 1 .88%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 92,766 $ 43,451 $ 5,715 $ 113,060
Diversified International Fund 51,000 11,143 8,527 66,678
Diversified Real Asset Fund 6,089 1,769 1,119 7,996
High Income Fund 13,570 6,105 884 19,403
Inflation Protection Fund 9,600 2,599 618 11,747
International Small Company Fund 7,734 1,436 2,887 8,239
LargeCap S&P 500 Index Fund 98,361 24,954 18,354 125,231
MidCap S&P 400 Index Fund 11,879 12,301 2,176 27,195
Origin Emerging Markets Fund — 8,532 276 8,706
Short-Term Income Fund 17,986 5,697 1,014 22,462
SmallCap S&P 600 Index Fund 8,306 2,784 1,469 14,013
$ 317,291 $ 120,771 $ 43,039 $ 424,730
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 7,648 $ (660) $ 8,247 $ (16,782)
Diversified International Fund 679 450 — 12,612
Diversified Real Asset Fund 40 31 — 1,226
High Income Fund 434 (19) — 631
Inflation Protection Fund 49 2 — 164
International Small Company Fund 92 34 — 1,922
LargeCap S&P 500 Index Fund 2,752 643 5,054 19,627
MidCap S&P 400 Index Fund 346 (65) 1,131 5,256
Origin Emerging Markets Fund 44 2 — 448
Short-Term Income Fund 220 (4) 29 (203)
SmallCap S&P 600 Index Fund 187 42 67 4,350
$ 12,491 $ 456 $ 14,528 $ 29,251
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35 .54%
Diversified International Fund
(a)
5,158,850 $ 82,077
Diversified Real Asset Fund
(a)
635,834 8,285
International Small Company Fund
(a)
780,125 10,134
MidCap S&P 400 Index Fund
(a)
1,297,813 32,796
Origin Emerging Markets Fund
(a)
735,171 10,726
SmallCap S&P 600 Index Fund
(a)
523,809 16,992
$ 161,010
Principal Funds, Inc. Institutional Class - 64 .46%
Bond Market Index Fund
(a)
11,099,456 110,218
High Income Fund
(a)
2,078,107 19,513
Inflation Protection Fund
(a)
977,445 9,227
LargeCap S&P 500 Index Fund
(a)
6,350,154 153,039
$ 291,997
TOTAL INVESTMENT COMPANIES $ 453,007
Total Investments $ 453,007
Other Assets and Liabilities -  0.00% (22)
TOTAL NET ASSETS - 100.00% $ 452,985
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 48 .80%
Domestic Equity Funds 44 .77%
International Equity Funds 4 .60%
Specialty Funds 1 .83%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 92,018 $ 39,835 $ 4,461 $ 110,218
Diversified International Fund 63,109 11,855 9,025 82,077
Diversified Real Asset Fund 6,232 1,600 842 8,285
High Income Fund 13,263 6,352 701 19,513
Inflation Protection Fund 7,600 1,883 385 9,227
International Small Company Fund 9,889 1,549 3,773 10,134
LargeCap S&P 500 Index Fund 121,031 27,609 20,583 153,039
MidCap S&P 400 Index Fund 13,335 15,638 2,268 32,796
Origin Emerging Markets Fund — 10,437 252 10,726
SmallCap S&P 600 Index Fund 10,365 2,760 1,562 16,992
$ 336,842 $ 119,518 $ 43,852 $ 453,007
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 7,525 $ (512) $ 8,107 $ (16,662)
Diversified International Fund 849 283 — 15,855
Diversified Real Asset Fund 41 18 — 1,277
High Income Fund 430 (17) — 616
Inflation Protection Fund 39 — — 129
International Small Company Fund 116 18 — 2,451
LargeCap S&P 500 Index Fund 3,337 1,224 6,125 23,758
MidCap S&P 400 Index Fund 419 (53) 1,370 6,144
Origin Emerging Markets Fund 54 3 — 538
SmallCap S&P 600 Index Fund 227 40 82 5,389
$ 13,037 $ 1,004 $ 15,684 $ 39,495
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .30%
Diversified International Fund
(a)
4,331,963 $ 68,922
International Small Company Fund
(a)
658,004 8,547
MidCap S&P 400 Index Fund
(a)
1,064,569 26,902
Origin Emerging Markets Fund
(a)
616,951 9,001
Real Estate Securities Fund
(a)
254,310 7,624
SmallCap S&P 600 Index Fund
(a)
426,574 13,838
$ 134,834
Principal Funds, Inc. Institutional Class - 60 .70%
Bond Market Index Fund
(a)
6,947,167 68,985
High Income Fund
(a)
1,408,027 13,222
LargeCap S&P 500 Index Fund
(a)
5,228,409 126,005
$ 208,212
TOTAL INVESTMENT COMPANIES $ 343,046
Total Investments $ 343,046
Other Assets and Liabilities -  0.00% (17)
TOTAL NET ASSETS - 100.00% $ 343,029
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 50 .83%
Fixed Income Funds 44 .06%
International Equity Funds 5 .11%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 53,073 $ 27,851 $ 1,897 $ 68,985
Diversified International Fund 48,302 11,207 3,279 68,922
High Income Fund 8,384 4,783 320 13,222
International Small Company Fund 7,697 1,452 2,578 8,547
LargeCap S&P 500 Index Fund 94,814 24,832 13,626 126,005
MidCap S&P 400 Index Fund 12,082 11,366 1,785 26,902
Origin Emerging Markets Fund 3,556 4,766 189 9,001
Real Estate Securities Fund 5,181 1,427 508 7,624
SmallCap S&P 600 Index Fund 8,172 2,582 1,247 13,838
$ 241,261 $ 90,266 $ 25,429 $ 343,046
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 4,377 $ (242) $ 4,719 $ (9,800)
Diversified International Fund 688 26 — 12,666
High Income Fund 288 (16) — 391
International Small Company Fund 94 (10) — 1,986
LargeCap S&P 500 Index Fund 2,671 456 4,903 19,529
MidCap S&P 400 Index Fund 336 (39) 1,100 5,278
Origin Emerging Markets Fund 47 2 — 866
Real Estate Securities Fund 79 (16) 20 1,540
SmallCap S&P 600 Index Fund 181 35 66 4,296
$ 8,761 $ 196 $ 10,808 $ 36,752
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42 .41%
Diversified International Fund
(a)
4,411,395 $ 70,185
International Small Company Fund
(a)
691,124 8,978
MidCap S&P 400 Index Fund
(a)
1,075,291 27,173
Origin Emerging Markets Fund
(a)
635,979 9,279
Real Estate Securities Fund
(a)
232,520 6,971
SmallCap S&P 600 Index Fund
(a)
434,190 14,085
$ 136,671
Principal Funds, Inc. Institutional Class - 57 .60%
Bond Market Index Fund
(a)
4,682,618 46,498
High Income Fund
(a)
1,100,526 10,334
LargeCap S&P 500 Index Fund
(a)
5,342,734 128,760
$ 185,592
TOTAL INVESTMENT COMPANIES $ 322,263
Total Investments $ 322,263
Other Assets and Liabilities -  (0.01)% (24)
TOTAL NET ASSETS - 100.00% $ 322,239
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 54 .92%
Fixed Income Funds 39 .42%
International Equity Funds 5 .67%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 38,084 $ 17,269 $ 1,825 $ 46,498
Diversified International Fund 50,956 9,174 3,133 70,185
High Income Fund 6,838 3,530 341 10,334
International Small Company Fund 7,822 1,193 2,060 8,978
LargeCap S&P 500 Index Fund 102,399 21,722 16,438 128,760
MidCap S&P 400 Index Fund 10,673 13,304 1,771 27,173
Origin Emerging Markets Fund 4,300 4,288 239 9,279
Real Estate Securities Fund 4,912 1,071 431 6,971
SmallCap S&P 600 Index Fund 8,498 2,414 1,305 14,085
$ 234,482 $ 73,965 $ 27,543 $ 322,263
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 3,064 $ (172) $ 3,303 $ (6,858)
Diversified International Fund 712 18 — 13,170
High Income Fund 223 (14) — 321
International Small Company Fund 99 (48) — 2,071
LargeCap S&P 500 Index Fund 2,769 1,137 5,084 19,940
MidCap S&P 400 Index Fund 345 (42) 1,129 5,009
Origin Emerging Markets Fund 48 2 — 928
Real Estate Securities Fund 73 (11) 19 1,430
SmallCap S&P 600 Index Fund 187 31 68 4,447
$ 7,520 $ 901 $ 9,603 $ 40,458
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .73%
Diversified International Fund
(a)
3,137,789 $ 49,922
International Small Company Fund
(a)
478,795 6,220
MidCap S&P 400 Index Fund
(a)
770,008 19,458
Origin Emerging Markets Fund
(a)
448,612 6,545
Real Estate Securities Fund
(a)
154,765 4,640
SmallCap S&P 600 Index Fund
(a)
309,813 10,050
$ 96,835
Principal Funds, Inc. Institutional Class - 55 .28%
Bond Market Index Fund
(a)
2,125,162 21,103
High Income Fund
(a)
625,313 5,872
LargeCap S&P 500 Index Fund
(a)
3,847,494 92,724
$ 119,699
TOTAL INVESTMENT COMPANIES $ 216,534
Total Investments $ 216,534
Other Assets and Liabilities -  (0.01)% (18)
TOTAL NET ASSETS - 100.00% $ 216,516
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 58 .60%
Fixed Income Funds 35 .52%
International Equity Funds 5 .89%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 17,634 $ 7,698 $ 861 $ 21,103
Diversified International Fund 34,849 7,480 1,556 49,922
High Income Fund 3,437 2,423 146 5,872
International Small Company Fund 5,092 965 1,189 6,220
LargeCap S&P 500 Index Fund 68,510 17,727 7,993 92,724
MidCap S&P 400 Index Fund 8,556 8,201 1,054 19,458
Origin Emerging Markets Fund 3,101 2,894 126 6,545
Real Estate Securities Fund 3,204 820 318 4,640
SmallCap S&P 600 Index Fund 5,917 1,746 764 10,050
$ 150,300 $ 49,954 $ 14,007 $ 216,534
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 1,471 $ (83) $ 1,588 $ (3,285)
Diversified International Fund 499 9 — 9,140
High Income Fund 121 (6) — 164
International Small Company Fund 68 (31) — 1,383
LargeCap S&P 500 Index Fund 1,939 251 3,564 14,229
MidCap S&P 400 Index Fund 244 (28) 802 3,783
Origin Emerging Markets Fund 34 1 — 675
Real Estate Securities Fund 49 (10) 13 944
SmallCap S&P 600 Index Fund 132 13 48 3,138
$ 4,557 $ 116 $ 6,015 $ 30,171
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .21%
Diversified International Fund
(a)
2,589,924 $ 41,206
International Small Company Fund
(a)
403,923 5,247
MidCap S&P 400 Index Fund
(a)
635,114 16,049
Origin Emerging Markets Fund
(a)
371,703 5,423
Real Estate Securities Fund
(a)
121,698 3,648
SmallCap S&P 600 Index Fund
(a)
255,847 8,300
$ 79,873
Principal Funds, Inc. Institutional Class - 53 .80%
Bond Market Index Fund
(a)
1,267,323 12,584
High Income Fund
(a)
390,371 3,666
LargeCap S&P 500 Index Fund
(a)
3,183,895 76,732
$ 92,982
TOTAL INVESTMENT COMPANIES $ 172,855
Total Investments $ 172,855
Other Assets and Liabilities -  (0.01)% (19)
TOTAL NET ASSETS - 100.00% $ 172,836
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 60 .59%
Fixed Income Funds 33 .24%
International Equity Funds 6 .18%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 9,942 $ 5,199 $ 656 $ 12,584
Diversified International Fund 29,216 5,974 1,607 41,206
High Income Fund 2,148 1,513 94 3,666
International Small Company Fund 4,307 780 979 5,247
LargeCap S&P 500 Index Fund 57,857 14,048 7,269 76,732
MidCap S&P 400 Index Fund 6,545 7,439 903 16,049
Origin Emerging Markets Fund 2,502 2,480 108 5,423
Real Estate Securities Fund 2,525 624 232 3,648
SmallCap S&P 600 Index Fund 4,957 1,406 674 8,300
$ 119,999 $ 39,463 $ 12,522 $ 172,855
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 825 $ (44) $ 890 $ (1,857)
Diversified International Fund 414 11 — 7,612
High Income Fund 71 (4) — 103
International Small Company Fund 58 (35) — 1,174
LargeCap S&P 500 Index Fund 1,612 307 2,961 11,789
MidCap S&P 400 Index Fund 203 (22) 664 2,990
Origin Emerging Markets Fund 28 1 — 548
Real Estate Securities Fund 38 (5) 10 736
SmallCap S&P 600 Index Fund 109 3 39 2,608
$ 3,358 $ 212 $ 4,564 $ 25,703
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 47 .74%
Diversified International Fund
(a)
1,246,517 $ 19,832
International Small Company Fund
(a)
193,645 2,516
MidCap S&P 400 Index Fund
(a)
308,563 7,797
Origin Emerging Markets Fund
(a)
178,279 2,601
Real Estate Securities Fund
(a)
57,146 1,713
SmallCap S&P 600 Index Fund
(a)
122,499 3,974
$ 38,433
Principal Funds, Inc. Institutional Class - 52 .28%
Bond Market Index Fund
(a)
400,327 3,975
High Income Fund
(a)
123,679 1,162
LargeCap S&P 500 Index Fund
(a)
1,533,568 36,959
$ 42,096
TOTAL INVESTMENT COMPANIES $ 80,529
Total Investments $ 80,529
Other Assets and Liabilities -  (0.02)% (15)
TOTAL NET ASSETS - 100.00% $ 80,514
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 62 .65%
Fixed Income Funds 31 .01%
International Equity Funds 6 .36%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 2,981 $ 1,729 $ 157 $ 3,975
Diversified International Fund 13,195 3,832 694 19,832
High Income Fund 898 334 110 1,162
International Small Company Fund 1,960 497 467 2,516
LargeCap S&P 500 Index Fund 25,537 8,555 2,692 36,959
MidCap S&P 400 Index Fund 3,393 3,343 426 7,797
Origin Emerging Markets Fund 1,169 1,240 60 2,601
Real Estate Securities Fund 1,109 386 114 1,713
SmallCap S&P 600 Index Fund 2,225 844 289 3,974
$ 52,467 $ 20,760 $ 5,009 $ 80,529
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 251 $ (19) $ 271 $ (559)
Diversified International Fund 190 3 — 3,496
High Income Fund 28 (2) — 42
International Small Company Fund 27 (10) — 536
LargeCap S&P 500 Index Fund 731 44 1,342 5,515
MidCap S&P 400 Index Fund 92 (14) 303 1,501
Origin Emerging Markets Fund 13 1 — 251
Real Estate Securities Fund 18 (4) 4 336
SmallCap S&P 600 Index Fund 50 — 18 1,194
$ 1,400 $ (1) $ 1,938 $ 12,312
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48 .92%
Diversified International Fund
(a)
462,066 $ 7,352
International Small Company Fund
(a)
72,065 936
MidCap S&P 400 Index Fund
(a)
114,743 2,900
Origin Emerging Markets Fund
(a)
65,661 958
Real Estate Securities Fund
(a)
21,122 633
SmallCap S&P 600 Index Fund
(a)
44,957 1,458
$ 14,237
Principal Funds, Inc. Institutional Class - 51 .12%
Bond Market Index Fund
(a)
105,189 1,045
High Income Fund
(a)
36,554 343
LargeCap S&P 500 Index Fund
(a)
559,840 13,492
$ 14,880
TOTAL INVESTMENT COMPANIES $ 29,117
Total Investments $ 29,117
Other Assets and Liabilities -  (0.04)% (13)
TOTAL NET ASSETS - 100.00% $ 29,104
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63 .50%
Fixed Income Funds 30 .03%
International Equity Funds 6 .51%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 706 $ 541 $ 63 $ 1,045
Diversified International Fund 4,578 1,851 305 7,352
High Income Fund 250 133 51 343
International Small Company Fund 664 239 150 936
LargeCap S&P 500 Index Fund 8,768 3,807 1,049 13,492
MidCap S&P 400 Index Fund 1,222 1,331 194 2,900
Origin Emerging Markets Fund 431 469 29 958
Real Estate Securities Fund 378 181 45 633
SmallCap S&P 600 Index Fund 776 381 120 1,458
$ 17,773 $ 8,933 $ 2,006 $ 29,117
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 60 $ (6) $ 65 $ (133)
Diversified International Fund 66 1 — 1,227
High Income Fund 8 (1) — 12
International Small Company Fund 9 (3) — 186
LargeCap S&P 500 Index Fund 253 10 465 1,956
MidCap S&P 400 Index Fund 32 (6) 105 547
Origin Emerging Markets Fund 5 — — 87
Real Estate Securities Fund 6 (1) 1 120
SmallCap S&P 600 Index Fund 17 1 6 420
$ 456 $ (5) $ 642 $ 4,422
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .19 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 49 .34%
Diversified International Fund
(a)
107,964 $ 1,718
International Small Company Fund
(a)
16,697 217
MidCap S&P 400 Index Fund
(a)
26,202 662
Origin Emerging Markets Fund
(a)
15,139 221
Real Estate Securities Fund
(a)
4,997 150
SmallCap S&P 600 Index Fund
(a)
10,376 336
$ 3,304
Principal Funds, Inc. Institutional Class - 50 .85%
Bond Market Index Fund
(a)
20,361 202
High Income Fund
(a)
7,226 68
LargeCap S&P 500 Index Fund
(a)
130,072 3,135
$ 3,405
TOTAL INVESTMENT COMPANIES $ 6,709
Total Investments $ 6,709
Other Assets and Liabilities -  (0.19)% (13)
TOTAL NET ASSETS - 100.00% $ 6,696
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63 .96%
Fixed Income Funds 29 .69%
International Equity Funds 6 .54%
Other Assets and Liabilities
( 0 .19 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 90 $ 219 $ 77 $ 202
Diversified International Fund 773 993 297 1,718
High Income Fund 31 64 29 68
International Small Company Fund 111 132 63 217
LargeCap S&P 500 Index Fund 1,489 1,830 572 3,135
MidCap S&P 400 Index Fund 204 527 183 662
Origin Emerging Markets Fund 75 159 34 221
Real Estate Securities Fund 65 95 36 150
SmallCap S&P 600 Index Fund 133 185 71 336
$ 2,971 $ 4,204 $ 1,362 $ 6,709
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 13 $ (1) $ 15 $ (29)
Diversified International Fund 16 2 — 247
High Income Fund 2 — — 2
International Small Company Fund 2 — — 37
LargeCap S&P 500 Index Fund 59 — 108 388
MidCap S&P 400 Index Fund 8 1 26 113
Origin Emerging Markets Fund 1 1 — 20
Real Estate Securities Fund 2 — — 26
SmallCap S&P 600 Index Fund 4 — 2 89
$ 107 $ 3 $ 151 $ 893
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14.90%
Diversified International Fund
(a)
337,440 $ 5,368
Diversified Real Asset Fund
(a)
138,679 1,807
International Small Company Fund
(a)
51,955 675
MidCap S&P 400 Index Fund
(a)
83,888 2,120
Origin Emerging Markets Fund
(a)
48,376 706
SmallCap S&P 600 Index Fund
(a)
33,747 1,095
$ 11,771
Principal Funds, Inc. Institutional Class - 85.12%
Bond Market Index Fund
(a)
3,140,318 31,183
High Income Fund
(a)
636,296 5,975
Inflation Protection Fund
(a)
383,171 3,617
LargeCap S&P 500 Index Fund
(a)
403,130 9,715
Short-Term Income Fund
(a)
1,351,997 16,765
$ 67,255
TOTAL INVESTMENT COMPANIES $ 79,026
Total Investments $ 79,026
Other Assets and Liabilities -  (0.02)% (15)
TOTAL NET ASSETS - 100.00% $ 79,011
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 79.62%
Domestic Equity Funds 16.36%
Specialty Funds 2.29%
International Equity Funds 1.75%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 26,615 $ 11,698 $ 2,118 $ 31,183
Diversified International Fund 3,932 945 529 5,368
Diversified Real Asset Fund 1,484 373 352 1,807
High Income Fund 4,611 1,540 380 5,975
Inflation Protection Fund 3,018 793 245 3,617
International Small Company Fund 640 119 246 675
LargeCap S&P 500 Index Fund 7,869 2,021 1,773 9,715
MidCap S&P 400 Index Fund 1,281 683 331 2,120
Origin Emerging Markets Fund — 701 24 706
Short-Term Income Fund 14,272 3,709 1,053 16,765
SmallCap S&P 600 Index Fund 803 167 270 1,095
$ 64,525 $ 22,749 $ 7,321 $ 79,026
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 2,190 $ (96) $ 2,365 $ (4,916)
Diversified International Fund 53 23 — 997
Diversified Real Asset Fund 10 16 — 286
High Income Fund 147 (5) — 209
Inflation Protection Fund 15 — — 51
International Small Company Fund 7 28 — 134
LargeCap S&P 500 Index Fund 231 44 424 1,554
MidCap S&P 400 Index Fund 29 (1) 95 488
Origin Emerging Markets Fund 3 — — 29
Short-Term Income Fund 173 (2) 23 (161)
SmallCap S&P 600 Index Fund 16 23 6 372
$ 2,874 $ 30 $ 2,913 $ (957)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56.95%
Blue Chip Fund
(a)
325,592 $ 12,558
Core Fixed Income Fund
(a)
18,049,565 180,135
Diversified International Fund
(a)
1,116,694 17,767
Diversified Real Asset Fund
(a)
682,351 8,891
International Small Company Fund
(a)
307,065 3,989
LargeCap Growth Fund I
(a)
536,808 11,890
MidCap Fund
(a),(b)
149,179 5,942
MidCap Value Fund I
(a)
337,804 6,195
Origin Emerging Markets Fund
(a)
377,477 5,507
SmallCap Growth Fund I
(a)
156,590 3,090
SmallCap Value Fund II
(a)
237,231 3,302
$ 259,266
Principal Funds, Inc. Institutional Class - 43.06%
Equity Income Fund
(a)
302,704 11,993
High Income Fund
(a)
3,656,677 34,336
Inflation Protection Fund
(a)
2,260,488 21,339
LargeCap S&P 500 Index Fund
(a)
335,063 8,075
LargeCap Value Fund III
(a)
617,921 12,321
Overseas Fund
(a)
1,091,891 12,317
Short-Term Income Fund
(a)
7,712,340 95,633
$ 196,014
TOTAL INVESTMENT COMPANIES $ 455,280
Total Investments $ 455,280
Other Assets and Liabilities -  (0.01)% (42)
TOTAL NET ASSETS - 100.00% $ 455,238
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 76.71%
Domestic Equity Funds 16.55%
International Equity Funds 4 .80%
Specialty Funds 1.95%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 18,266 $ 1,346 $ 10,076 $ 12,558
Bond Market Index Fund 24,990 — 25,107 —
Core Fixed Income Fund 158,963 44,850 19,634 180,135
Diversified International Fund 15,665 1,460 3,199 17,767
Diversified Real Asset Fund 7,587 862 1,073 8,891
Equity Income Fund 13,343 4,074 8,558 11,993
High Income Fund 31,821 4,462 3,327 34,336
Inflation Protection Fund 20,784 2,374 2,147 21,339
International Small Company Fund 4,302 343 1,674 3,989
LargeCap Growth Fund I — 11,944 594 11,890
LargeCap S&P 500 Index Fund 16,631 3,386 14,42 5 8,075
LargeCap Value Fund III — 11,410 594 12,321
MidCap Fund 12,579 684 9,90 3 5,942
MidCap Value Fund I — 5,617 405 6,195
Origin Emerging Markets Fund — 5,375 281 5,507
Overseas Fund 9,849 1,065 2,340 12,317
Short-Term Income Fund 94,573 12,220 10,186 95,633
SmallCap Growth Fund I 3,234 395 1,428 3,090
SmallCap Value Fund II 1,735 731 214 3,302
$ 434,322 $ 112,598 $ 115,16 5 $ 455,280
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 101 $ 4,672 $ 514 $ (1,650)
Bond Market Index Fund — 2,241 — (2,124)
Core Fixed Income Fund 2,037 (20) — (4,024)
Diversified International Fund 194 (130) — 3,971
Diversified Real Asset Fund 48 18 — 1,497
Equity Income Fund 80 3,135 — (1)
High Income Fund 917 (37) — 1,417
Inflation Protection Fund 102 (17) — 345
International Small Company Fund 47 148 — 870
LargeCap Growth Fund I 109 (12) 327 552
LargeCap S&P 500 Index Fund 472 5,828 867 (3,345)
LargeCap Value Fund III 116 12 — 1,493
MidCap Fund — 5,024 144 (2,442)
MidCap Value Fund I 39 12 — 971
Origin Emerging Markets Fund 33 1 — 412
Overseas Fund 204 224 — 3,519
Short-Term Income Fund 1,071 (9) 145 (965)
SmallCap Growth Fund I 41 463 145 426
SmallCap Value Fund II 17 10 — 1,040
$ 5,628 $ 21,563 $ 2,142 $ 1,962
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.34% Shares Held Value (000's)
Money Market Funds - 1.34%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
73,514,889 $ 73,515
TOTAL INVESTMENT COMPANIES $ 73,515
COMMON STOCKS - 98.68% Shares Held Value (000's)
Entertainment - 0.51%
Marriott Vacations Worldwide Corp
(b)
157,420 $ 27,963
Home Builders - 0.55%
DR Horton Inc 307,267 30,201
Lodging - 0.89%
Choice Hotels International Inc 236,500 26,914
Travel + Leisure Co 338,962 21,873
$ 48,787
REITs - 96.73%
Agree Realty Corp 1,402,414 98,674
Alexandria Real Estate Equities Inc 1,083,478 196,218
American Assets Trust Inc 1,523,020 53,382
American Campus Communities Inc 885,243 40,022
American Homes 4 Rent 6,089,758 225,565
American Tower Corp 698,622 177,988
Apartment Income REIT Corp 2,499,695 112,861
Apple Hospitality REIT Inc 2,804,399 44,478
AvalonBay Communities Inc 1,483,893 284,907
Boston Properties Inc 434,584 47,522
Brandywine Realty Trust 1,688,950 22,851
Broadstone Net Lease Inc 3,591,032 72,467
Camden Property Trust 112,620 13,568
CoreSite Realty Corp 504,993 61,352
Cousins Properties Inc 2,895,138 106,165
CubeSmart 2,058,424 87,154
CyrusOne Inc 580,878 42,305
DiamondRock Hospitality Co
(b)
2,357,346 24,563
Digital Realty Trust Inc 371,482 57,323
Equinix Inc 533,042 384,195
Equity LifeStyle Properties Inc 1,523,884 105,757
Equity Residential 447,379 33,209
Essex Property Trust Inc 847,788 246,299
Extra Space Storage Inc 1,035,642 153,990
First Industrial Realty Trust Inc 1,556,414 77,463
Healthcare Realty Trust Inc 1,260,164 40,527
Healthcare Trust of America Inc 5,154,829 151,397
Invitation Homes Inc 8,833,426 309,700
Kilroy Realty Corp 996,587 68,306
MGM Growth Properties LLC 1,454,909 52,406
Park Hotels & Resorts Inc
(b)
2,045,839 45,643
Prologis Inc 4,179,609 487,050
PS Business Parks Inc 533,507 86,625
Public Storage 218,316 61,382
Regency Centers Corp 1,571,472 100,040
Rexford Industrial Realty Inc 1,299,388 72,181
Sabra Health Care REIT Inc 4,442,427 80,719
Saul Centers Inc 459,616 19,846
Simon Property Group Inc 541,109 65,875
STORE Capital Corp 3,521,487 126,034
Sun Communities Inc 1,286,235 214,583
Terreno Realty Corp 1,483,711 95,729
VICI Properties Inc 3,556,879 112,753
Welltower Inc 4,034,280 302,692
Weyerhaeuser Co 972,703 37,712
$ 5,301,47 8
TOTAL COMMON STOCKS $ 5,408,429
Total Investments $ 5,481,944
Other Assets and Liabilities -  (0.02)% (1,174)
TOTAL NET ASSETS - 100.00% $ 5,480,770
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 96.73%
Consumer, Cyclical 1.95%
Money Market Funds 1.34%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Fund
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 4 $ 494,847 $ 421,336 $ 73,515
$ 4 $ 494,847 $ 421,336 $ 73,515
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.71% Shares Held Value (000's)
Money Market Funds - 0.71%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
35,062,736 $ 35,063
Principal Exchange-Traded Funds - 20.47%
Principal Investment Grade Corporate Active
ETF
(a)
2,566,000 67,406
Principal U.S. Mega-Cap ETF
(a)
13,805,257 530,347
Principal U.S. Small-Cap Multi-Factor ETF
(a)
9,162,700 416,370
$ 1,014,123
Principal Funds, Inc. Class R-6 - 55.97%
Blue Chip Fund
(a)
13,285,582 512,425
Core Fixed Income Fund
(a)
50,588,163 504,870
Diversified International Fund
(a)
12,559,474 199,821
Diversified Real Asset Fund
(a)
18,758,238 244,420
Edge MidCap Fund
(a)
9,228,375 168,418
Global Real Estate Securities Fund
(a)
18,295,825 199,425
High Yield Fund
(a)
15,039,219 109,486
International Small Company Fund
(a)
6,440,143 83,657
LargeCap Growth Fund I
(a)
8,240,152 182,519
Origin Emerging Markets Fund
(a)
23,843,687 347,879
Spectrum Preferred and Capital Securities Income
Fund
(a)
21,037,600 220,264
$ 2,773,184
Principal Funds, Inc. Institutional Class - 23.56%
Equity Income Fund
(a)
11,045,616 437,627
Finisterre Emerging Markets Total Return Bond
Fund
(a)
12,362,336 130,176
Government & High Quality Bond Fund
(a)
13,156,854 138,015
LargeCap Value Fund III
(a)
11,214,088 223,609
Overseas Fund
(a)
4,302,187 48,529
Short-Term Income Fund
(a)
15,283,658 189,517
$ 1,167,473
TOTAL INVESTMENT COMPANIES $ 4,989,843
Total Investments $ 4,989,843
Other Assets and Liabilities -  (0.71)% (34,955)
TOTAL NET ASSETS - 100.00% $ 4,954,888
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 49.87%
Fixed Income Funds 31.48%
International Equity Funds 13.72%
Specialty Funds 4.93%
Money Market Funds 0.71%
Other Assets and Liabilities
(0.71)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 414,471 $ 48,669 $ 45,524 $ 512,425
Core Fixed Income Fund 556,054 25,457 64,908 504,870
Diversified International Fund 373,492 7,121 272,577 199,821
Diversified Real Asset Fund 62,729 176,883 11,413 244,420
Edge MidCap Fund 201,039 13,753 95,372 168,418
Equity Income Fund 613,815 8,632 353,479 437,627
Finisterre Emerging Markets Total Return Bond Fund — 129,743 — 130,176
Global Diversified Income Fund 43,480 1,000 47,970 —
Global Real Estate Securities Fund 152,320 12,178 4,892 199,425
Government & High Quality Bond Fund 227,233 2,940 89,656 138,015
High Yield Fund 93,662 14,674 3,261 109,486
Inflation Protection Fund 71,661 807 72,960 —
International Small Company Fund 52,191 24,871 8,153 83,657
LargeCap Growth Fund I — 175,820 — 182,519
LargeCap Value Fund III — 217,380 — 223,609
Origin Emerging Markets Fund 148,996 167,551 3,262 347,879
Overseas Fund — 47,880 — 48,529
Principal Active Global Dividend Income ETF 106,929 — 124,147 —
Principal Government Money Market Fund - Institutional Class 0.00% 22,376 280,222 267,535 35,063
Principal Investment Grade Corporate Active ETF — 67,423 — 67,406
Principal U.S. Mega-Cap ETF 420,004 14,364 — 530,347
Principal U.S. Small-Cap Multi-Factor ETF 175,839 125,051 — 416,370
Short-Term Income Fund 301,084 5,276 113,758 189,517
Spectrum Preferred and Capital Securities Income Fund 237,733 8,858 33,623 220,264
$ 4,275,108 $ 1,576,553 $ 1,612,490 $ 4,989,843
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 2,439 $ 4,973 $ 12,467 $ 89,836
Core Fixed Income Fund 6,099 (1,991) — (9,742)
Diversified International Fund 5,068 98,558 — (6,773)
Diversified Real Asset Fund 373 889 — 15,332
Edge MidCap Fund 3,034 18,746 8,408 30,252
Equity Income Fund 6,064 163,981 — 4,678
Finisterre Emerging Markets Total Return Bond Fund 309 — — 433
Global Diversified Income Fund 848 3,891 — (401)
Global Real Estate Securities Fund 1,404 125 — 39,694
Government & High Quality Bond Fund 1,656 80 — (2,582)
High Yield Fund 2,673 (10) — 4,421
Inflation Protection Fund 352 6,143 — (5,651)
International Small Company Fund 754 916 — 13,832
LargeCap Growth Fund I — — — 6,699
LargeCap Value Fund III — — — 6,229
Origin Emerging Markets Fund 1,373 132 — 34,462
Overseas Fund — — — 649
Principal Active Global Dividend Income ETF 1,319 26,044 — (8,826)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF — — — (17)
Principal U.S. Mega-Cap ETF 3,815 — — 95,979
Principal U.S. Small-Cap Multi-Factor ETF 1,794 — — 115,480
Short-Term Income Fund 3,279 2,166 456 (5,251)
Spectrum Preferred and Capital Securities Income Fund 5,262 437 — 6,859
$ 47,915 $ 325,080 $ 21,331 $ 425,592
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 101.15% Shares Held Value (000's)
Money Market Funds - 1.28%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
23,725,414 $ 23,725
Principal Exchange-Traded Funds - 15.12%
Principal Investment Grade Corporate Active
ETF
(a)
1,612,000 42,345
Principal U.S. Mega-Cap ETF
(a)
3,507,648 134,751
Principal U.S. Small-Cap Multi-Factor ETF
(a)
2,288,700 104,003
$ 281,099
Principal Funds, Inc. Class R-6 - 59.45%
Blue Chip Fund
(a)
3,488,064 134,535
Core Fixed Income Fund
(a)
32,459,650 323,947
Diversified International Fund
(a)
2,486,539 39,561
Diversified Real Asset Fund
(a)
6,892,607 89,811
Edge MidCap Fund
(a)
2,278,486 41,582
Global Real Estate Securities Fund
(a)
8,322,564 90,716
High Yield Fund
(a)
9,963,416 72,534
International Small Company Fund
(a)
1,756,043 22,811
LargeCap Growth Fund I
(a)
2,368,237 52,456
Origin Emerging Markets Fund
(a)
6,146,572 89,679
Spectrum Preferred and Capital Securities Income
Fund
(a)
14,069,002 147,302
$ 1,104,934
Principal Funds, Inc. Institutional Class - 25.30%
Equity Income Fund
(a)
2,723,506 107,906
Finisterre Emerging Markets Total Return Bond
Fund
(a)
8,588,497 90,437
Government & High Quality Bond Fund
(a)
8,593,627 90,147
LargeCap Value Fund III
(a)
2,190,180 43,672
Overseas Fund
(a)
1,215,792 13,714
Short-Term Income Fund
(a)
10,021,124 124,262
$ 470,138
TOTAL INVESTMENT COMPANIES $ 1,879,896
Total Investments $ 1,879,896
Other Assets and Liabilities -  (1.15)% (21,329)
TOTAL NET ASSETS - 100.00% $ 1,858,567
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50.08%
Domestic Equity Funds 33.29%
International Equity Funds 11.67%
Specialty Funds 4.83%
Money Market Funds 1.28%
Other Assets and Liabilities
(1.15)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 104,817 $ 12,479 $ 6,678 $ 134,535
Core Fixed Income Fund 329,074 21,746 19,911 323,947
Diversified International Fund 95,398 2,574 81,863 39,561
Diversified Real Asset Fund 25,024 60,587 2,148 89,811
Edge MidCap Fund 49,707 4,112 24,434 41,582
Equity Income Fund 167,222 3,949 109,077 107,906
Finisterre Emerging Markets Total Return Bond Fund — 90,137 — 90,437
Global Diversified Income Fund 29,515 730 32,586 —
Global Real Estate Securities Fund 71,699 2,445 2,149 90,716
Government & High Quality Bond Fund 139,212 3,070 50,579 90,147
High Yield Fund 58,580 12,783 1,611 72,534
Inflation Protection Fund 30,295 312 30,825 —
International Small Company Fund 12,506 7,131 538 22,811
LargeCap Growth Fund I — 50,550 — 52,456
LargeCap Value Fund III — 42,410 — 43,672
Origin Emerging Markets Fund 35,525 46,801 1,074 89,679
Overseas Fund — 13,530 — 13,714
Principal Active Global Dividend Income ETF 28,407 — 32,931 —
Principal Government Money Market Fund - Institutional Class 0.00% 10,474 92,553 79,302 23,725
Principal Investment Grade Corporate Active ETF — 42,355 — 42,345
Principal U.S. Mega-Cap ETF 106,234 4,182 — 134,751
Principal U.S. Small-Cap Multi-Factor ETF 43,224 32,190 — 104,003
Short-Term Income Fund 184,064 5,632 63,502 124,262
Spectrum Preferred and Capital Securities Income Fund 138,462 7,684 3,225 147,302
$ 1,659,439 $ 559,942 $ 542,433 $ 1,879,896
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 629 $ 347 $ 3,214 $ 23,570
Core Fixed Income Fund 3,685 (531) — (6,431)
Diversified International Fund 1,301 29,005 — (5,553)
Diversified Real Asset Fund 153 158 — 6,190
Edge MidCap Fund 753 5,514 2,086 6,683
Equity Income Fund 1,657 38,287 — 7,525
Finisterre Emerging Markets Total Return Bond Fund 214 — — 300
Global Diversified Income Fund 562 898 — 1,443
Global Real Estate Securities Fund 663 2 — 18,719
Government & High Quality Bond Fund 1,033 (429) — (1,127)
High Yield Fund 1,649 (6) — 2,788
Inflation Protection Fund 144 2,890 — (2,672)
International Small Company Fund 187 23 — 3,689
LargeCap Growth Fund I — — — 1,906
LargeCap Value Fund III — — — 1,262
Origin Emerging Markets Fund 328 21 — 8,406
Overseas Fund — — — 184
Principal Active Global Dividend Income ETF 307 6,935 — (2,411)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF — — — (10)
Principal U.S. Mega-Cap ETF 969 — — 24,335
Principal U.S. Small-Cap Multi-Factor ETF 445 — — 28,589
Short-Term Income Fund 2,041 1,074 282 (3,006)
Spectrum Preferred and Capital Securities Income Fund 3,169 (6) — 4,387
$ 19,889 $ 84,182 $ 5,582 $ 118,766
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.27% Shares Held Value (000's)
Money Market Funds - 0.34%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
11,451,107 $ 11,451
Principal Exchange-Traded Funds - 25.38%
Principal Investment Grade Corporate Active
ETF
(a)
586,000 15,393
Principal U.S. Mega-Cap ETF
(a)
12,238,445 470,156
Principal U.S. Small-Cap Multi-Factor ETF
(a)
8,390,800 381,294
$ 866,843
Principal Funds, Inc. Class R-6 - 53.03%
Blue Chip Fund
(a)
12,201,574 470,615
Core Fixed Income Fund
(a)
10,094,828 100,746
Diversified International Fund
(a)
11,576,332 184,179
Diversified Real Asset Fund
(a)
12,943,239 168,650
Edge MidCap Fund
(a)
8,686,887 158,536
Global Real Estate Securities Fund
(a)
10,906,035 118,876
High Yield Fund
(a)
2,315,177 16,855
International Small Company Fund
(a)
5,646,404 73,347
LargeCap Growth Fund I
(a)
7,317,234 162,077
Origin Emerging Markets Fund
(a)
21,617,906 315,405
Spectrum Preferred and Capital Securities Income
Fund
(a)
3,994,548 41,823
$ 1,811,109
Principal Funds, Inc. Institutional Class - 21.52%
Equity Income Fund
(a)
10,405,015 412,247
Finisterre Emerging Markets Total Return Bond
Fund
(a)
2,778,438 29,257
Government & High Quality Bond Fund
(a)
2,507,920 26,308
LargeCap Value Fund III
(a)
9,526,761 189,963
Overseas Fund
(a)
4,425,346 49,918
Short-Term Income Fund
(a)
2,191,210 27,171
$ 734,864
TOTAL INVESTMENT COMPANIES $ 3,424,267
Total Investments $ 3,424,267
Other Assets and Liabilities -  (0.27)% (9,353)
TOTAL NET ASSETS - 100.00% $ 3,414,914
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 65.73%
International Equity Funds 16.33%
Fixed Income Funds 12.93%
Specialty Funds 4.94%
Money Market Funds 0.34%
Other Assets and Liabilities
(0.27)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 362,772 $ 53,518 $ 29,343 $ 470,615
Core Fixed Income Fund 155,836 8,904 60,501 100,746
Diversified International Fund 353,028 6,138 261,365 184,179
Diversified Real Asset Fund 47,588 119,102 9,802 168,650
Edge MidCap Fund 190,070 13,081 90,821 158,536
Equity Income Fund 521,464 7,202 260,275 412,247
Finisterre Emerging Markets Total Return Bond Fund — 29,164 — 29,257
Global Real Estate Securities Fund 82,609 18,222 3,676 118,876
Government & High Quality Bond Fund 64,382 688 38,052 26,308
High Yield Fund 28,216 2,347 14,950 16,855
Inflation Protection Fund 48,332 239 48,899 —
International Small Company Fund 47,315 22,720 9,802 73,347
LargeCap Growth Fund I — 156,130 — 162,077
LargeCap Value Fund III — 184,669 — 189,963
Origin Emerging Markets Fund 126,012 163,600 3,677 315,405
Overseas Fund — 49,250 — 49,918
Principal Active Global Dividend Income ETF 96,150 — 111,560 —
Principal Government Money Market Fund - Institutional Class 0.00% 18,862 215,092 222,503 11,451
Principal Investment Grade Corporate Active ETF — 15,397 — 15,393
Principal U.S. Mega-Cap ETF 370,383 14,874 — 470,156
Principal U.S. Small-Cap Multi-Factor ETF 158,656 118,642 — 381,294
Short-Term Income Fund 86,525 1,250 59,752 27,171
Spectrum Preferred and Capital Securities Income Fund 70,087 1,794 32,040 41,823
$ 2,828,287 $ 1,202,023 $ 1,257,018 $ 3,424,267
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 2,213 $ 3,000 $ 11,311 $ 80,668
Core Fixed Income Fund 1,628 383 — (3,876)
Diversified International Fund 4,755 87,534 — (1,156)
Diversified Real Asset Fund 277 693 — 11,069
Edge MidCap Fund 2,858 18,096 7,920 28,110
Equity Income Fund 5,128 49,622 — 94,234
Finisterre Emerging Markets Total Return Bond Fund 65 — — 93
Global Real Estate Securities Fund 756 17 — 21,704
Government & High Quality Bond Fund 457 304 — (1,014)
High Yield Fund 737 400 — 842
Inflation Protection Fund 238 44 — 284
International Small Company Fund 664 1,120 — 11,994
LargeCap Growth Fund I — — — 5,947
LargeCap Value Fund III — — — 5,294
Origin Emerging Markets Fund 1,152 130 — 29,340
Overseas Fund — — — 668
Principal Active Global Dividend Income ETF 1,076 23,519 — (8,109)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF — — — (4)
Principal U.S. Mega-Cap ETF 3,382 — — 84,899
Principal U.S. Small-Cap Multi-Factor ETF 1,606 — — 103,996
Short-Term Income Fund 893 1,342 127 (2,194)
Spectrum Preferred and Capital Securities Income Fund 1,448 634 — 1,348
$ 29,333 $ 186,838 $ 19,358 $ 464,137
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.19% Shares Held Value (000's)
Money Market Funds - 0.40%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
11,571,842 $ 11,572
Principal Exchange-Traded Funds - 23.58%
Principal Active Income ETF
(a)
4,459,042 184,639
Principal Investment Grade Corporate Active
ETF
(a)
11,330,702 297,645
Principal U.S. Mega-Cap ETF
(a)
3,160,095 121,399
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,885,000 85,658
$ 689,341
Principal Funds, Inc. Class R-6 - 50.56%
Blue Chip Fund
(a)
3,772,549 145,507
Core Fixed Income Fund
(a)
50,786,688 506,851
Diversified International Fund
(a)
5,528,179 87,953
Diversified Real Asset Fund
(a)
14,006,391 182,503
Edge MidCap Fund
(a)
930,729 16,986
Global Real Estate Securities Fund
(a)
16,488,655 179,726
High Yield Fund
(a)
5,900,887 42,959
Origin Emerging Markets Fund
(a)
2,803,416 40,902
Small- MidCap Dividend Income Fund
(a)
1,637,405 27,787
Spectrum Preferred and Capital Securities Income
Fund
(a)
23,604,838 247,143
$ 1,478,317
Principal Funds, Inc. Institutional Class - 25.65%
Equity Income Fund
(a)
2,204,829 87,355
Finisterre Emerging Markets Total Return Bond
Fund
(a)
7,770,291 81,821
Government & High Quality Bond Fund
(a)
28,078,479 294,543
LargeCap Value Fund III
(a)
2,404,531 47,947
Short-Term Income Fund
(a)
19,209,982 238,204
$ 749,870
TOTAL INVESTMENT COMPANIES $ 2,929,100
Total Investments $ 2,929,100
Other Assets and Liabilities -  (0.19)% (5,482)
TOTAL NET ASSETS - 100.00% $ 2,923,618
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 67.78%
Domestic Equity Funds 18.22%
International Equity Funds 7.55%
Specialty Funds 6.24%
Money Market Funds 0.40%
Other Assets and Liabilities
(0.19)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 100,959 $ 24,606 $ 2,699 $ 145,507
Core Fixed Income Fund 295,254 229,431 12,244 506,851
Diversified International Fund 124,327 7,314 74,877 87,953
Diversified Real Asset Fund — 178,020 — 182,503
Edge MidCap Fund 34,712 2,554 28,224 16,986
Equity Income Fund 200,273 6,980 174,217 87,355
Finisterre Emerging Markets Total Return Bond Fund — 81,559 — 81,821
Global Real Estate Securities Fund 83,084 76,589 3,372 179,726
Government & High Quality Bond Fund 391,437 12,312 104,737 294,543
High Yield Fund 82,060 3,238 45,863 42,959
Inflation Protection Fund 171,578 7,654 180,382 —
LargeCap Value Fund III — 46,551 — 47,947
Origin Emerging Markets Fund — 39,990 — 40,902
Principal Active Income ETF 175,316 — 9,390 184,639
Principal Government Money Market Fund - Institutional Class 0.00% 20,067 55,332 63,827 11,572
Principal Investment Grade Corporate Active ETF 295,315 8,908 — 297,645
Principal U.S. Mega-Cap ETF 93,019 6,794 — 121,399
Principal U.S. Small-Cap Multi-Factor ETF 43,346 14,208 — 85,658
Short-Term Income Fund 349,363 13,152 120,596 238,204
Small- MidCap Dividend Income Fund — 25,740 — 27,787
Spectrum Preferred and Capital Securities Income Fund 218,304 26,570 4,721 247,143
$ 2,678,414 $ 867,502 $ 825,149 $ 2,929,100
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 599 $ (23) $ 3,062 $ 22,664
Core Fixed Income Fund 3,712 (122) — (5,468)
Diversified International Fund 1,717 13,238 — 17,951
Diversified Real Asset Fund — — — 4,483
Edge MidCap Fund 512 6,183 1,420 1,761
Equity Income Fund 2,006 77,069 — (22,750)
Finisterre Emerging Markets Total Return Bond Fund 184 — — 262
Global Real Estate Securities Fund 770 — — 23,425
Government & High Quality Bond Fund 2,984 (2,111) — (2,358)
High Yield Fund 1,995 939 — 2,585
Inflation Protection Fund 851 14,456 — (13,306)
LargeCap Value Fund III — — — 1,396
Origin Emerging Markets Fund — — — 912
Principal Active Income ETF 3,459 (22) — 18,735
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 5,781 — 3,414 (6,578)
Principal U.S. Mega-Cap ETF 873 — — 21,586
Principal U.S. Small-Cap Multi-Factor ETF 451 — — 28,104
Short-Term Income Fund 3,907 1,324 539 (5,039)
Small- MidCap Dividend Income Fund — — — 2,047
Spectrum Preferred and Capital Securities Income Fund 5,142 (24) — 7,014
$ 34,943 $ 110,907 $ 8,435 $ 97,426
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 0.13%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,962,418 $ 2,962
Principal Exchange-Traded Funds - 23.93%
Principal U.S. Mega-Cap ETF
(a)
6,647,800 255,384
Principal U.S. Small-Cap Multi-Factor ETF
(a)
6,103,500 277,354
$ 532,738
Principal Funds, Inc. Class R-6 - 52.53%
Blue Chip Fund
(a)
8,270,329 318,987
Diversified International Fund
(a)
9,757,551 155,243
Diversified Real Asset Fund
(a)
7,858,964 102,402
Edge MidCap Fund
(a)
6,360,511 116,079
Global Real Estate Securities Fund
(a)
2,001,350 21,815
International Small Company Fund
(a)
4,462,320 57,966
LargeCap Growth Fund I
(a)
11,113,470 246,163
Origin Emerging Markets Fund
(a)
10,337,497 150,824
$ 1,169,479
Principal Funds, Inc. Institutional Class - 23.47%
Equity Income Fund
(a)
6,906,631 273,641
LargeCap Value Fund III
(a)
8,129,532 162,103
Overseas Fund
(a)
7,680,290 86,633
$ 522,377
TOTAL INVESTMENT COMPANIES $ 2,227,556
Total Investments $ 2,227,556
Other Assets and Liabilities -  (0.06)% (1,309)
TOTAL NET ASSETS - 100.00% $ 2,226,247
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 74.11%
International Equity Funds 14.25%
Fixed Income Funds 6.97%
Specialty Funds 4.60%
Money Market Funds 0.13%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 253,140 $ 20,973 $ 10,433 $ 318,987
Diversified International Fund 335,567 6,037 266,782 155,243
Diversified Real Asset Fund — 99,690 — 102,402
Edge MidCap Fund 141,995 9,482 69,868 116,079
Equity Income Fund 325,401 4,328 144,406 273,641
Global Real Estate Securities Fund 16,734 5,881 4,814 21,815
International Small Company Fund 34,374 21,033 7,222 57,966
LargeCap Growth Fund I 153,958 69,335 4,014 246,163
LargeCap Value Fund III 84,019 52,953 4,012 162,103
Origin Emerging Markets Fund 93,890 40,862 3,210 150,824
Overseas Fund — 85,500 — 86,633
Principal Government Money Market Fund - Institutional Class 0.00% 6,165 78,540 81,743 2,962
Principal U.S. Mega-Cap ETF 208,409 — — 255,384
Principal U.S. Small-Cap Multi-Factor ETF 126,541 72,705 — 277,354
$ 1,780,193 $ 567,319 $ 596,504 $ 2,227,556
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,482 $ 1,156 $ 7,575 $ 54,151
Diversified International Fund 4,530 64,030 — 16,391
Diversified Real Asset Fund — — — 2,712
Edge MidCap Fund 2,138 12,753 5,925 21,717
Equity Income Fund 3,175 22,467 — 65,851
Global Real Estate Securities Fund 141 1,180 — 2,834
International Small Company Fund 484 788 — 8,993
LargeCap Growth Fund I 2,874 71 8,624 26,813
LargeCap Value Fund III 1,501 85 — 29,058
Origin Emerging Markets Fund 738 325 — 18,957
Overseas Fund — — — 1,133
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF 1,837 — — 46,975
Principal U.S. Small-Cap Multi-Factor ETF 1,178 — — 78,108
$ 20,078 $ 102,855 $ 22,124 $ 373,693
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.19% Shares Held Value (000's)
Money Market Funds - 1.19%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
14,149,160 $ 14,149
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
52,700,765 52,701
$ 66,850
TOTAL INVESTMENT COMPANIES $ 66,850
BONDS - 91.44%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.13%
Raytheon Technologies Corp
3.20%, 03/15/2024 $ 6,750 $ 7,206
Agriculture - 0 .71%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 4,200 4,250
4.35%, 03/15/2024 10,450 11,443
Cargill Inc
0.75%, 02/02/2026
(e)
14,700 14,387
1.38%, 07/23/2023
(e)
9,800 10,008
$ 40,088
Airlines - 0.50%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(e)
9,848 10,871
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 8,303 8,388
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
8,193 8,788
$ 28,047
Automobile Asset Backed Securities - 8.72%
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 1,368 1,374
Americredit Automobile Receivables Trust 2019-1
2.97%, 11/20/2023 4,196 4,234
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 11,876 11,990
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01/18/2023 756 757
AmeriCredit Automobile Receivables Trust
2020-1
1.10%, 03/20/2023 2,857 2,861
AmeriCredit Automobile Receivables Trust
2020-2
0.60%, 12/18/2023 8,284 8,295
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 18,679 18,697
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 17,000 16,999
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 14,700 14,697
CarMax Auto Owner Trust 2021-2
0.27%, 06/17/2024 8,600 8,601
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023
(e)
2,261 2,267
CPS Auto Receivables Trust 2020-B
1.15%, 07/17/2023
(e)
2,580 2,586
CPS Auto Receivables Trust 2020-C
0.63%, 03/15/2024
(e)
9,016 9,025
CPS Auto Receivables Trust 2021-A
0.35%, 01/16/2024
(e)
10,204 10,204
0.61%, 02/18/2025
(e)
6,375 6,380
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025
(e)
13,350 13,326
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(e)
14,000 14,030
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(e)
$ 11,500 $ 11,717
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(e)
14,600 15,563
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(e)
11,700 12,605
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031
(e)
13,000 13,496
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(e)
25,725 25,572
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(e)
10,250 10,319
GM Financial Consumer Automobile Receivables
Trust 2021-1
0.23%, 11/16/2023 13,250 13,248
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(e)
6,034 6,070
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(e)
16,750 18,137
Santander Drive Auto Receivables Trust 2020-2
0.62%, 05/15/2023 3,706 3,708
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 11,196 11,204
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 17,439 17,451
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 14,600 14,599
0.32%, 09/16/2024 12,800 12,799
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(e)
17,000 17,996
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(e)
6,100 6,214
Toyota Auto Loan Extended Note Trust 2021-1
1.07%, 02/27/2034
(e)
15,750 15,722
Westlake Automobile Receivables Trust 2019-1
3.26%, 10/17/2022
(e)
2,817 2,821
Westlake Automobile Receivables Trust 2019-2
2.57%, 02/15/2023
(e)
753 754
2.62%, 07/15/2024
(e)
8,800 8,863
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(e)
3,781 3,794
Westlake Automobile Receivables Trust 2020-2
0.93%, 02/15/2024
(e)
7,481 7,503
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(e)
26,684 26,727
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(e)
16,900 16,907
0.64%, 03/16/2026
(e)
10,500 10,513
World Omni Auto Receivables Trust 2021-A
0.17%, 02/15/2024 22,800 22,789
World Omni Select Auto Trust 2019-A
2.06%, 08/15/2023 2,961 2,967
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 13,918 13,933
$ 490,314
Automobile Floor Plan Asset Backed Securities - 0.76%
Ally Master Owner Trust
3.29%, 05/15/2023 19,500 19,517
Ford Credit Floorplan Master Owner Trust A
0.51%, 10/15/2023 8,750 8,763
1.00 x 1 Month USD LIBOR + 0.40%
Volvo Financial Equipment Master Owner Trust
0.63%, 07/17/2023
(e)
14,600 14,612
1.00 x 1 Month USD LIBOR + 0.52%
$ 42,892

Schedule of Investments
Short-Term Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.44%
Ford Motor Credit Co LLC
1.46%, 03/28/2022 $ 5,000 $ 4,992
3 Month USD LIBOR + 1.27%
PACCAR Financial Corp
3.10%, 05/10/2021
(f)
9,750 9,755
Toyota Motor Credit Corp
2.60%, 01/11/2022 9,600 9,753
$ 24,500
Banks - 18.84%
Bank of America Corp
0.98%, 09/25/2025
(g)
19,500 19,483
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(g)
19,600 19,467
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(g)
19,400 19,441
Secured Overnight Financing Rate + 1.15%
1.35%, 01/20/2023 28,400 28,610
3 Month USD LIBOR + 1.16%
2.50%, 10/21/2022 12,000 12,122
3.00%, 12/20/2023
(g)
10,347 10,756
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 24,500 27,009
Bank of Montreal
0.95%, 01/22/2027
(g)
14,700 14,404
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
1.24%, 10/30/2023 24,500 24,830
3 Month USD LIBOR + 1.05%
2.10%, 10/24/2024 9,750 10,275
BNP Paribas SA
3.50%, 03/01/2023
(e)
9,750 10,272
Capital One NA
1.34%, 01/30/2023 14,400 14,491
3 Month USD LIBOR + 1.15%
Citigroup Inc
0.78%, 10/30/2024
(g)
9,600 9,604
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(g)
19,600 19,278
Secured Overnight Financing Rate + 0.77%
1.14%, 04/25/2022 19,800 19,948
3 Month USD LIBOR + 0.96%
1.62%, 09/01/2023 10,000 10,153
3 Month USD LIBOR + 1.43%
3.50%, 05/15/2023 9,750 10,323
4.00%, 08/05/2024 10,750 11,754
4.04%, 06/01/2024
(g)
4,750 5,086
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11/12/2021 9,750 9,841
Credit Suisse Group AG
2.59%, 09/11/2025
(e),(g)
5,000 5,201
Secured Overnight Financing Rate + 1.56%
4.21%, 06/12/2024
(e),(g)
17,900 19,108
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06/15/2022 13,400 13,720
3.65%, 01/25/2024 9,800 10,559
4.30%, 01/16/2024 15,700 17,122
Fifth Third Bank NA
2.25%, 06/14/2021 7,700 7,704
First Republic Bank/CA
1.91%, 02/12/2024
(g)
11,000 11,268
Secured Overnight Financing Rate + 0.62%
Goldman Sachs Group Inc /The
0.48%, 01/27/2023 14,700 14,709
0.56%, 11/17/2023 19,250 19,247
Secured Overnight Financing Rate + 0.54%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
0.80%, 12/09/2026 $ 14,700 $ 14,672
Secured Overnight Financing Rate + 0.79%
3.20%, 02/23/2023 10,000 10,488
HSBC Holdings PLC
2.63%, 11/07/2025
(g)
9,300 9,745
Secured Overnight Financing Rate + 1.40%
3.95%, 05/18/2024
(g)
9,750 10,402
3 Month USD LIBOR + 0.99%
Huntington Bancshares Inc /OH
2.63%, 08/06/2024 9,800 10,362
ING Groep NV
3.15%, 03/29/2022 6,800 6,972
JPMorgan Chase & Co
1.04%, 02/04/2027
(g)
9,800 9,615
Secured Overnight Financing Rate + 0.70%
1.05%, 11/19/2026
(g)
19,600 19,310
Secured Overnight Financing Rate + 0.80%
1.08%, 04/25/2023 38,500 38,753
3 Month USD LIBOR + 0.90%
1.41%, 10/24/2023 15,000 15,212
3 Month USD LIBOR + 1.23%
1.51%, 06/01/2024
(g)
14,700 14,982
Secured Overnight Financing Rate + 1.46%
3.88%, 09/10/2024 5,249 5,741
KeyBank NA/Cleveland OH
0.35%, 01/03/2024 19,500 19,507
Secured Overnight Financing Rate + 0.34%
1.25%, 03/10/2023 13,200 13,396
2.40%, 06/09/2022 9,600 9,819
3.30%, 02/01/2022 4,750 4,858
Morgan Stanley
0.53%, 01/25/2024
(g)
13,500 13,492
Secured Overnight Financing Rate + 0.46%
0.71%, 01/20/2023 9,800 9,819
Secured Overnight Financing Rate + 0.70%
1.58%, 10/24/2023 38,600 39,224
3 Month USD LIBOR + 1.40%
1.59%, 05/04/2027
(g)
10,750 10,801
Secured Overnight Financing Rate + 0.88%
4.10%, 05/22/2023 10,200 10,914
MUFG Union Bank NA
2.10%, 12/09/2022 14,750 15,142
Natwest Group PLC
4.27%, 03/22/2025
(g)
9,750 10,632
3 Month USD LIBOR + 1.76%
PNC Bank NA
0.68%, 07/27/2022 9,600 9,653
3 Month USD LIBOR + 0.50%
2.70%, 11/01/2022 10,965 11,332
PNC Financial Services Group Inc /The
3.90%, 04/29/2024 9,850 10,765
Royal Bank of Canada
0.88%, 01/20/2026 14,700 14,507
Societe Generale SA
2.63%, 01/22/2025
(e)
9,700 10,128
State Street Corp
2.35%, 11/01/2025
(g)
9,800 10,312
Secured Overnight Financing Rate + 0.94%
3.10%, 05/15/2023 24,100 25,452
Toronto-Dominion Bank/The
0.75%, 01/06/2026
(f)
14,700 14,461
Truist Bank
0.79%, 08/02/2022 9,750 9,763
3 Month USD LIBOR + 0.59%
2.45%, 08/01/2022 15,500 15,896
2.63%, 01/15/2022 14,400 14,611

Schedule of Investments
Short-Term Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
1.27%, 03/02/2027
(g)
$ 6,825 $ 6,794
Secured Overnight Financing Rate + 0.61%
2.70%, 01/27/2022 3,832 3,893
UBS AG/London
1.75%, 04/21/2022
(e)
11,750 11,903
UBS Group AG
1.01%, 07/30/2024
(e),(g)
7,000 7,044
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(e)
11,450 11,808
US Bancorp
0.82%, 01/24/2022
(f)
5,751 5,776
3 Month USD LIBOR + 0.64%
3.60%, 09/11/2024 14,400 15,800
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 14,750 15,157
2.65%, 05/23/2022 10,000 10,233
Wells Fargo & Co
1.65%, 06/02/2024
(g)
19,600 20,039
Secured Overnight Financing Rate + 1.60%
2.16%, 02/11/2026
(g)
9,800 10,147
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(g)
14,600 15,127
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(g)
10,000 10,459
Secured Overnight Financing Rate + 1.09%
3.07%, 01/24/2023 19,000 19,375
$ 1,060,078
Beverages - 1.24%
Anheuser-Busch InBev Finance Inc
3.65%, 02/01/2026 8,700 9,589
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 19,250 21,470
Diageo Capital PLC
1.38%, 09/29/2025 7,800 7,917
Keurig Dr Pepper Inc
0.75%, 03/15/2024 14,700 14,712
3.55%, 05/25/2021 16,250 16,281
$ 69,969
Biotechnology - 1.21%
Amgen Inc
2.65%, 05/11/2022 9,600 9,811
Biogen Inc
3.63%, 09/15/2022 8,000 8,375
4.05%, 09/15/2025 1,500 1,669
Gilead Sciences Inc
0.75%, 09/29/2023 48,000 48,084
$ 67,939
Building Materials - 0.26%
Martin Marietta Materials Inc
4.25%, 07/02/2024 13,455 14,771
Chemicals - 0.97%
Air Liquide Finance SA
1.75%, 09/27/2021
(e)
6,750 6,782
Celanese US Holdings LLC
3.50%, 05/08/2024 9,800 10,533
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.30%, 05/01/2023
(e)
7,300 7,683
DuPont de Nemours Inc
4.21%, 11/15/2023 10,475 11,360
Westlake Chemical Corp
3.60%, 07/15/2022 9,382 9,635
3.60%, 08/15/2026 7,900 8,592
$ 54,585
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 5.25%
Cold Storage Trust 2020-ICE5
1.01%, 11/15/2037
(e)
$ 28,900 $ 29,029
1.00 x 1 Month USD LIBOR + 0.90%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.44%, 12/25/2025 14,634 14,562
0.52%, 06/25/2025 10,681 10,616
0.52%, 11/25/2026 14,643 14,518
0.53%, 01/25/2025 9,574 9,551
0.57%, 05/25/2026 16,345 16,229
0.80%, 02/25/2030 29,317 28,559
0.81%, 10/25/2029 38,983 37,873
1.02%, 09/25/2029 35,332 34,768
1.34%, 09/25/2027 14,700 14,777
FRESB 2020-SB79 Mortgage Trust
0.80%, 07/25/2040
(h)
16,290 16,225
FRESB 2020-SB81Mortgage Trust
0.72%, 10/25/2040
(h)
6,822 6,775
FRESB 2021-SB82 Mortgage Trust
0.67%, 11/25/2025
(h)
13,686 13,616
FRESB 2021-SB83 Mortgage Trust
0.63%, 01/25/2026
(h)
9,730 9,680
Ginnie Mae
0.34%, 10/16/2054
(h),( i )
31,018 564
0.36%, 01/16/2054
(h),( i )
27,222 373
0.37%, 02/16/2048
(h),( i )
15,201 256
0.37%, 09/16/2055
(h),( i )
13,391 250
0.43%, 02/16/2055
(h),( i )
42,599 381
0.57%, 01/16/2055
(h),( i )
64,679 1,005
0.88%, 06/16/2045
(h),( i )
24,784 717
1.03%, 08/16/2042
(h),( i )
11,107 197
1.16%, 02/16/2046
(h),( i )
22,188 686
1.24%, 10/16/2051
(h),( i )
2,419 106
1.26%, 12/16/2036
(h),( i )
10,401 299
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 4,587 4,613
MHC Commercial Mortgage Trust 2021-MHC
0.95%, 04/15/2038
(e)
29,200 29,174
1.00 x 1 Month USD LIBOR + 0.80%
$ 295,399
Commercial Services - 0.26%
PayPal Holdings Inc
1.35%, 06/01/2023 14,600 14,869
Computers - 1.46%
Apple Inc
0.70%, 02/08/2026 14,700 14,519
1.13%, 05/11/2025 34,800 35,217
3.25%, 02/23/2026 5,350 5,881
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(e)
9,800 10,692
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 15,954
$ 82,263
Consumer Products - 0.17%
Reckitt Benckiser Treasury Services PLC
0.75%, 06/24/2022
(e)
9,600 9,654
3 Month USD LIBOR + 0.56%
Credit Card Asset Backed Securities - 0.90%
BA Credit Card Trust
0.34%, 05/15/2026 13,000 12,955
1.74%, 01/15/2025 37,000 37,741
$ 50,696
Diversified Financial Services - 1.04%
American Express Co
2.75%, 05/20/2022 9,800 10,037
3.70%, 11/05/2021 6,850 6,952

Schedule of Investments
Short-Term Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Bank USA NA
2.01%, 01/27/2023
(g)
$ 19,750 $ 19,974
Secured Overnight Financing Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 7,900 8,577
USAA Capital Corp
1.50%, 05/01/2023
(e)
3,000 3,066
2.63%, 06/01/2021
(e)
9,800 9,819
$ 58,425
Electric - 7.02%
AES Corp/The
1.38%, 01/15/2026
(e)
9,750 9,589
Alabama Power Co
2.45%, 03/30/2022 14,250 14,507
Alliant Energy Finance LLC
1.40%, 03/15/2026
(e)
4,600 4,529
3.75%, 06/15/2023
(e)
19,500 20,707
American Electric Power Co Inc
0.69%, 11/01/2023 14,700 14,718
3 Month USD LIBOR + 0.48%
Black Hills Corp
4.25%, 11/30/2023 27,000 29,171
CenterPoint Energy Inc
3.60%, 11/01/2021 14,700 14,938
Dominion Energy Inc
0.71%, 09/15/2023 14,500 14,509
3 Month USD LIBOR + 0.53%
2.72%, 08/15/2021
(h)
9,800 9,864
3.07%, 08/15/2024
(h)
9,800 10,449
DTE Energy Co
1.05%, 06/01/2025 4,400 4,384
2.25%, 11/01/2022 9,750 10,014
2.53%, 10/01/2024 10,000 10,511
2.60%, 06/15/2022 9,800 10,021
Duke Energy Corp
0.90%, 09/15/2025 9,750 9,604
Duke Energy Florida LLC
3.10%, 08/15/2021 5,750 5,762
Emera US Finance LP
2.70%, 06/15/2021 6,700 6,711
Entergy Louisiana LLC
0.62%, 11/17/2023 14,700 14,717
Evergy Inc
2.45%, 09/15/2024 9,300 9,754
Exelon Corp
3.50%, 06/01/2022 22,500 23,181
Fortis Inc /Canada
3.06%, 10/04/2026 14,594 15,639
NextEra Energy Capital Holdings Inc
0.45%, 02/22/2023 9,800 9,801
3 Month USD LIBOR + 0.27%
2.40%, 09/01/2021 10,000 10,071
2.90%, 04/01/2022 14,162 14,499
3.15%, 04/01/2024 5,600 6,001
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 14,295
2.88%, 06/15/2024 7,900 8,363
San Diego Gas & Electric Co
1.91%, 02/01/2022 1,043 1,049
Southern California Edison Co
1.85%, 02/01/2022 1,672 1,674
Southern Power Co
0.90%, 01/15/2026 3,900 3,815
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 11,700
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,721
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
3.70%, 01/30/2027
(e)
$ 19,500 $ 20,218
WEC Energy Group Inc
0.55%, 09/15/2023 14,250 14,264
Xcel Energy Inc
0.50%, 10/15/2023 11,000 11,025
$ 394,775
Electrical Components & Equipment - 0.18%
Emerson Electric Co
0.88%, 10/15/2026 10,200 10,017
Electronics - 0.60%
Honeywell International Inc
0.48%, 08/19/2022 14,250 14,262
1.85%, 11/01/2021 9,600 9,665
2.15%, 08/08/2022 9,800 10,025
$ 33,952
Environmental Control - 0.24%
Republic Services Inc
2.50%, 08/15/2024 5,650 5,965
Waste Management Inc
0.75%, 11/15/2025 7,800 7,707
$ 13,672
Food - 0.93%
Mars Inc
0.88%, 07/16/2026
(e)
24,000 23,440
Nestle Holdings Inc
0.38%, 01/15/2024
(e)
29,000 28,917
$ 52,357
Forest Products & Paper - 0.31%
Georgia-Pacific LLC
1.75%, 09/30/2025
(e)
17,000 17,377
Gas - 0.26%
NiSource Inc
0.95%, 08/15/2025 14,600 14,429
Healthcare - Services - 1.02%
Centene Corp
4.25%, 12/15/2027 11,300 11,844
5.38%, 06/01/2026
(e)
2,693 2,805
5.38%, 08/15/2026
(e)
11,945 12,530
HCA Inc
5.25%, 06/15/2026 25,800 29,944
$ 57,123
Home Builders - 0.18%
DR Horton Inc
2.50%, 10/15/2024 9,800 10,322
Home Furnishings - 0.27%
Panasonic Corp
2.54%, 07/19/2022
(e)
9,800 10,018
2.68%, 07/19/2024
(e)
5,000 5,270
$ 15,288
Insurance - 4.93%
Allstate Corp/The
0.82%, 03/29/2023 12,500 12,601
3 Month USD LIBOR + 0.63%
3.15%, 06/15/2023 8,850 9,349
Five Corners Funding Trust
4.42%, 11/15/2023
(e)
26,875 29,404
Guardian Life Global Funding
0.88%, 12/10/2025
(e)
24,500 24,121
1.10%, 06/23/2025
(e)
17,525 17,539
MassMutual Global Funding II
0.85%, 06/09/2023
(e)
19,500 19,680
2.75%, 06/22/2024
(e)
13,000 13,804

Schedule of Investments
Short-Term Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Metropolitan Life Global Funding I
0.40%, 01/07/2024
(e),(f)
$ 14,700 $ 14,648
0.90%, 06/08/2023
(e)
13,400 13,538
1.95%, 09/15/2021
(e)
28,175 28,356
3.60%, 01/11/2024
(e)
5,000 5,397
New York Life Global Funding
0.70%, 06/10/2022
(e)
24,000 24,121
3 Month USD LIBOR + 0.52%
2.00%, 01/22/2025
(e)
9,800 10,142
2.30%, 06/10/2022
(e)
16,000 16,356
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(e)
24,500 24,100
Prudential Financial Inc
1.50%, 03/10/2026 13,700 13,930
$ 277,086
Iron & Steel - 0.08%
Nucor Corp
2.00%, 06/01/2025 4,500 4,656
Machinery - Construction & Mining - 0.35%
Caterpillar Financial Services Corp
0.90%, 03/02/2026 9,750 9,706
2.55%, 11/29/2022 9,700 10,052
$ 19,758
Machinery - Diversified - 0.63%
John Deere Capital Corp
0.70%, 01/15/2026 14,700 14,563
1.20%, 04/06/2023 6,100 6,213
Otis Worldwide Corp
0.64%, 04/05/2023 14,750 14,742
3 Month USD LIBOR + 0.45%
$ 35,518
Media - 1.32%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 14,700 16,717
Discovery Communications LLC
4.90%, 03/11/2026 14,498 16,575
Sky Ltd
3.13%, 11/26/2022
(e)
8,900 9,275
ViacomCBS Inc
4.75%, 05/15/2025 14,850 16,828
Walt Disney Co/The
1.75%, 01/13/2026 14,350 14,752
$ 74,147
Mining - 0.37%
Anglo American Capital PLC
5.38%, 04/01/2025
(e)
9,600 11,032
Glencore Funding LLC
1.63%, 09/01/2025
(e)
9,750 9,813
$ 20,845
Miscellaneous Manufacturers - 0.10%
Siemens Financieringsmaatschappij NV
0.44%, 03/11/2024
(e)
5,450 5,483
Secured Overnight Financing Rate + 0.43%
Mortgage Backed Securities - 2.66%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 7 7
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03/25/2050
(e),(h)
1,655 1,662
CHL Mortgage Pass-Through Trust 2003-46
2.59%, 01/19/2034
(h)
177 180
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 5 4
GS Mortage -Backed Securities Trust 2020-PJ1
3.50%, 05/25/2050
(e),(h)
1,840 1,842
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(e),(h)
$ 3,860 $ 3,916
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(e),(h)
4,783 4,937
JP Morgan Mortgage Trust 2004-A3
2.46%, 07/25/2034
(h)
324 314
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 141 146
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(e),(h)
401 401
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(e),(h)
680 681
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(e),(h)
86 86
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(e),(h)
944 946
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(e),(h)
371 372
JP Morgan Mortgage Trust 2020-5
3.00%, 12/25/2050
(e),(h)
2,233 2,260
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(e),(h)
23,025 23,679
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(e),(h)
4,102 4,241
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(e),(h)
7,567 7,805
PHH Mortgage Trust Series 2008-CIM1
2.37%, 06/25/2038 921 928
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2020-1 Trust
3.50%, 01/25/2050
(e),(h)
2,557 2,564
PSMC 2020-2 Trust
3.00%, 05/25/2050
(e),(h)
3,127 3,151
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(h)
597 597
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(e),(h)
2,132 2,137
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(e),(h)
915 918
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(e),(h)
606 606
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(e),(h)
84 84
Sequoia Mortgage Trust 2019-3
3.50%, 09/25/2049
(e),(h)
525 526
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(e),(h)
1,149 1,155
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(e),(h)
14,307 14,731
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(e),(h)
24,400 24,864
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(e),(h)
1,669 1,673
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07/25/2049
(e),(h)
153 153
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09/25/2049
(e),(h)
3,388 3,399
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(e),(h)
5,244 5,261

Schedule of Investments
Short-Term Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(e),(h)
$ 6,944 $ 7,034
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(e),(h)
3,015 3,054
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(e),(h)
10,647 10,925
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(e),(h)
9,097 9,222
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(e),(h)
2,836 2,917
$ 149,378
Oil & Gas - 2.09%
BP Capital Markets PLC
3.81%, 02/10/2024 5,000 5,448
Chevron USA Inc
0.43%, 08/11/2023 10,700 10,737
0.69%, 08/12/2025 14,600 14,432
Cimarex Energy Co
4.38%, 06/01/2024 12,500 13,620
Exxon Mobil Corp
1.57%, 04/15/2023 6,850 7,022
2.99%, 03/19/2025 9,800 10,551
Marathon Petroleum Corp
4.50%, 05/01/2023 9,800 10,499
Phillips 66
0.81%, 02/15/2024 9,750 9,768
3 Month USD LIBOR + 0.62%
3.85%, 04/09/2025 6,850 7,523
Shell International Finance BV
2.38%, 08/21/2022 11,700 12,027
Suncor Energy Inc
2.80%, 05/15/2023 7,400 7,717
3.10%, 05/15/2025 7,900 8,465
$ 117,809
Oil & Gas Services - 0.28%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 7,310 7,573
Schlumberger Holdings Corp
3.75%, 05/01/2024
(e)
7,800 8,407
$ 15,980
Other Asset Backed Securities - 7.52%
CCG Receivables Trust
2.80%, 09/14/2026
(e)
5,568 5,636
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(e)
2,248 2,261
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(e)
11,151 11,288
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(e)
14,678 14,710
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(e)
24,300 24,291
CF Hippolyta LLC
1.53%, 03/15/2061
(e)
19,400 19,405
Drug Royalty III LP 1
1.84%, 10/15/2031
(e)
1,935 1,913
1.00 x 3 Month USD LIBOR + 1.60%
2.74%, 04/15/2027
(e)
211 211
1.00 x 3 Month USD LIBOR + 2.50%
3.60%, 04/15/2027
(e)
211 212
4.27%, 10/15/2031
(e)
2,349 2,413
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.27%, 06/15/2023
(e)
$ 12,200 $ 12,196
HPEFS Equipment Trust 2021-1
0.27%, 03/20/2031
(e)
22,200 22,200
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(e)
7,179 7,210
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(e)
12,600 12,611
MMAF Equipment Finance LLC 2021-A
0.30%, 04/15/2024
(e),(j)
14,600 14,597
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(e)
2,712 2,718
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(e)
1,860 1,880
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(e)
5,352 5,567
PFS Financing Corp
0.71%, 04/15/2026
(e)
9,750 9,725
0.93%, 08/15/2024
(e)
9,500 9,549
0.97%, 02/15/2026
(e)
17,650 17,751
2.23%, 10/15/2024
(e)
29,250 29,991
2.86%, 04/15/2024
(e)
9,750 9,977
3.52%, 10/15/2023
(e)
6,750 6,846
Trafigura Securitisation Finance PLC 2018-1
3.73%, 03/15/2022
(e)
22,000 22,237
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(e)
255 256
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 10,015 10,107
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 11,803 11,953
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 19,500 19,776
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 23,000 23,379
Verizon Owner Trust 2020-A
1.85%, 07/22/2024 22,000 22,429
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 10,500 10,540
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 17,750 17,777
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(e)
18,750 18,760
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(e)
4,239 4,266
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(e)
8,153 8,245
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08/15/2022
(e)
2,941 2,950
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(e)
4,941 5,209
$ 423,042
Packaging & Containers - 0.34%
Graphic Packaging International LLC
0.82%, 04/15/2024
(e)
9,700 9,653
1.51%, 04/15/2026
(e)
9,800 9,762
$ 19,415
Pharmaceuticals - 3.03%
AbbVie Inc
2.15%, 11/19/2021 19,500 19,692
AstraZeneca PLC
0.70%, 04/08/2026 24,000 23,345
Bayer US Finance II LLC
3.50%, 06/25/2021
(e)
4,750 4,760
3.88%, 12/15/2023
(e)
5,800 6,236

Schedule of Investments
Short-Term Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co
0.54%, 11/13/2023 $ 14,700 $ 14,718
0.75%, 11/13/2025 14,700 14,574
2.90%, 07/26/2024 8,350 8,948
Cigna Corp
0.61%, 03/15/2024 7,850 7,844
1.25%, 03/15/2026 14,700 14,686
CVS Health Corp
2.63%, 08/15/2024 5,500 5,832
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 24,500 24,518
Novartis Capital Corp
1.75%, 02/14/2025 14,700 15,181
Pfizer Inc
2.80%, 03/11/2022 9,750 9,966
$ 170,300
Pipelines - 1.75%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 11,695
Enterprise Products Operating LLC
3.50%, 02/01/2022 14,600 14,941
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(e)
12,550 12,906
Kinder Morgan Inc
1.46%, 01/15/2023 14,500 14,723
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 13,600 14,788
Southeast Supply Header LLC
4.25%, 06/15/2024
(e)
11,634 11,634
TransCanada PipeLines Ltd
2.40%, 05/15/2067 21,732 17,785
3 Month USD LIBOR + 2.21%
$ 98,472
REITs - 2.60%
American Tower Corp
2.40%, 03/15/2025 9,600 10,028
American Tower Trust #1
3.07%, 03/15/2048
(e)
24,100 24,375
Crown Castle International Corp
1.35%, 07/15/2025 8,750 8,791
CubeSmart LP
4.00%, 11/15/2025 3,275 3,609
4.38%, 12/15/2023 13,400 14,559
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,925
4.95%, 04/01/2024 4,750 5,178
Public Storage
0.88%, 02/15/2026 14,000 13,821
SBA Tower Trust
1.63%, 05/15/2051
(e),(j),(k)
19,400 19,448
1.88%, 07/15/2050
(e)
6,463 6,568
2.84%, 01/15/2050
(e)
10,325 10,882
3.17%, 04/09/2047
(e)
10,500 10,526
3.72%, 04/09/2048
(e)
632 643
Ventas Realty LP
3.50%, 04/15/2024 9,400 10,119
$ 146,472
Retail - 0.11%
Walmart Inc
2.85%, 07/08/2024 6,000 6,444
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(d)
1,200 —
Semiconductors - 0.89%
Broadcom Inc
4.70%, 04/15/2025 10,300 11,618
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Microchip Technology Inc
4.33%, 06/01/2023 $ 9,800 $ 10,510
Micron Technology Inc
2.50%, 04/24/2023 11,100 11,501
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(e)
9,800 10,580
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
5,300 5,601
$ 49,810
Software - 1.18%
Fidelity National Information Services Inc
0.38%, 03/01/2023 23,400 23,361
Intuit Inc
0.65%, 07/15/2023 8,800 8,867
Oracle Corp
1.65%, 03/25/2026 19,700 19,898
Roper Technologies Inc
1.00%, 09/15/2025 14,200 14,083
$ 66,209
Student Loan Asset Backed Securities - 4.02%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(e)
5,000 5,181
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(e)
7,567 7,790
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(e)
11,657 11,961
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(e)
4,947 5,021
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(e)
21,000 21,004
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(e)
13,000 12,936
Keycorp Student Loan Trust 2000-b
0.49%, 07/25/2029 4,643 4,628
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
0.71%, 01/25/2037 9,905 9,905
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(e)
1,418 1,441
Laurel Road Prime Student Loan Trust 2020-A
0.72%, 11/25/2050
(e)
1,439 1,440
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(e)
3,229 3,315
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(e)
9,537 9,796
Navient Private Education Refi Loan Trust
2020-A
0.46%, 11/15/2068
(e)
2,281 2,281
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2020-B
1.80%, 01/15/2069
(e)
959 959
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(e)
11,452 11,577
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(e)
7,448 7,502
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(e)
8,236 8,275
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(e)
13,156 13,252

Schedule of Investments
Short-Term Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(e)
$ 10,196 $ 10,194
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(e)
18,300 18,323
SLM Private Credit Student Loan Trust 2004-A
0.58%, 06/15/2033 906 898
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
0.51%, 03/15/2024 6,716 6,704
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.47%, 06/15/2039 18,967 18,544
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.38%, 12/15/2039 11,095 10,850
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2020-A
0.41%, 03/15/2027
(e)
5,596 5,595
1.00 x 1 Month USD LIBOR + 0.30%
SMB Private Education Loan Trust 2021-A
0.61%, 01/15/2053
(e)
2,549 2,555
1.00 x 1 Month USD LIBOR + 0.50%
1.07%, 01/15/2053
(e)
14,164 14,037
$ 225,964
Telecommunications - 2.99%
AT&T Inc
1.08%, 02/15/2023 8,525 8,594
3 Month USD LIBOR + 0.89%
1.70%, 03/25/2026 24,400 24,514
Crown Castle Towers LLC
3.22%, 05/15/2022
(e)
18,500 18,538
3.66%, 05/15/2045
(e)
4,187 4,489
3.72%, 07/15/2043
(e)
1,263 1,307
NTT Finance Corp
0.37%, 03/03/2023
(e)
4,600 4,603
0.58%, 03/01/2024
(e)
14,600 14,580
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(e)
4,794 4,824
4.74%, 03/20/2025
(e)
41,056 43,955
5.15%, 03/20/2028
(e)
9,500 10,850
Verizon Communications Inc
0.75%, 03/22/2024 17,100 17,166
0.80%, 03/20/2026
(f)
14,700 14,945
Secured Overnight Financing Rate + 0.79%
$ 168,365
Transportation - 0.14%
Ryder System Inc
3.75%, 06/09/2023 7,300 7,768
Trucking & Leasing - 0.19%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(e)
9,800 10,551
TOTAL BONDS $ 5,144,479
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 7.71%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
2.58%, 09/01/2035 $ 27 $ 28
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 27 28
$ 56
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) - 0.00%
2.02%, 12/01/2032 $ 12 $ 12
1.00 x 12 Month USD LIBOR + 1.64%
2.13%, 01/01/2035 19 20
1.00 x 12 Month USD LIBOR + 1.75%
2.17%, 10/01/2035 80 80
1.00 x 12 Month USD LIBOR + 1.67%
2.32%, 02/01/2035 11 11
1.00 x 6 Month USD LIBOR + 2.07%
2.35%, 02/01/2037 45 46
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.11%
2.36%, 07/01/2034 10 10
1.00 x 12 Month USD LIBOR + 1.65%
2.41%, 11/01/2032 11 11
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
2.41%, 07/01/2034 33 34
1.00 x 12 Month USD LIBOR + 1.63%
2.42%, 08/01/2034 24 25
1.00 x 12 Month USD LIBOR + 1.63%
4.81%, 11/01/2035 1 1
1.00 x Cost of funds for the 11th District of
San Francisco + 1.25%
$ 250
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029 2 2
8.00%, 05/01/2027 1 1
$ 3
Government National Mortgage Association (GNMA) - 0 .00%
9.00%, 04/20/2025 1 1
U.S. Treasury - 3.23%
0.13%, 01/31/2023 41,700 41,687
0.13%, 10/15/2023 14,000 13,963
0.25%, 03/15/2024
(f)
16,100 16,072
1.13%, 02/28/2022 29,400 29,660
1.25%, 08/31/2024 19,500 20,033
1.75%, 11/30/2021 29,400 29,690
2.75%, 07/31/2023 28,800 30,441
$ 181,546
U.S. Treasury Bill - 4.48%
0.03%, 07/01/2021
(l)
19,000 19,000
0.03%, 09/09/2021
(l)
30,000 29,998
0.03%, 09/16/2021
(l)
30,000 29,998
0.03%, 09/23/2021
(l)
29,400 29,398
0.03%, 09/30/2021
(l)
14,000 13,999
0.04%, 06/10/2021
(l)
29,000 29,000
0.08%, 05/13/2021
(l)
13,400 13,400
0.08%, 05/20/2021
(l)
14,500 14,500
0.08%, 06/24/2021
(l)
29,250 29,249
0.09%, 05/27/2021
(l)
14,000 14,000
0.09%, 06/17/2021
(l)
29,500 29,499
$ 252,041
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 433,897
Total Investments $ 5,645,226
Other Assets and Liabilities -  (0.34)% (19,335)
TOTAL NET ASSETS - 100.00% $ 5,625,891

Schedule of Investments
Short-Term Income Fund
April 30, 2021 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $20,269 or 0.36% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,855,745 or 32.99% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $19,832 or 0.35% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
( i ) Security is an Interest Only Strip.
(j) Security purchased on a when-issued basis.
(k) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(l) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Financial 27.41%
Asset Backed Securities 21.92%
Consumer, Non-cyclical 8.57%
Mortgage Securities 7.91%
Government 7.71%
Utilities 7.28%
Communications 4.31%
Energy 4.12%
Technology 3.53%
Industrial 3.16%
Basic Materials 1.73%
Consumer, Cyclical 1.50%
Money Market Funds 1.19%
Other Assets and Liabilities
(0.34)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 25,115 $ 1,704,975 $ 1,677,389 $ 52,701
$ 25,115 $ 1,704,975 $ 1,677,389 $ 52,701
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; June 2021 Short 2,406 $ 298,194 $ 1,889
Total $ 1,889
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .79 % Shares Held Value (000's)
Money Market Funds - 4 .79%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
4,753,962 $ 4,754
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
57,594,842 57,595
$ 62,349
TOTAL INVESTMENT COMPANIES $ 62,349
COMMON STOCKS - 98 .26 % Shares Held Value (000's)
Agriculture - 1 .95%
Darling Ingredients Inc
(d)
290,300 $ 20,161
Vital Farms Inc
(d)
216,400 5,263
$ 25,424
Airlines - 0 .34%
SkyWest Inc
(d)
31,100 1,544
Sun Country Airlines Holdings Inc
(d)
72,100 2,935
$ 4,479
Automobile Parts & Equipment - 1 .03%
Modine Manufacturing Co
(d)
314,200 5,115
Visteon Corp
(d)
67,700 8,247
$ 13,362
Banks - 6 .44%
Ameris Bancorp 30,769 1,664
BancFirst Corp 63,200 4,393
First Foundation Inc 174,900 4,163
First Horizon Corp 851,644 15,577
First Interstate BancSystem Inc 241,100 11,324
First Merchants Corp 172,700 7,980
First Midwest Bancorp Inc/IL 568,099 11,913
Independent Bank Corp/MI 124,600 2,936
Lakeland Bancorp Inc 143,800 2,607
United Community Banks Inc/GA 418,450 13,692
WesBanco Inc 210,000 7,621
$ 83,870
Biotechnology - 5 .09%
Acceleron Pharma Inc
(d)
57,100 7,136
ADC Therapeutics SA
(d)
83,400 2,047
Allogene Therapeutics Inc
(d)
83,400 2,579
Bluebird Bio Inc
(d)
127,800 3,834
Cellectis SA ADR
(d),(e)
195,600 3,640
Denali Therapeutics Inc
(d)
165,000 9,973
Design Therapeutics Inc
(d)
36,000 944
FibroGen Inc
(d)
84,680 1,890
Immunocore Holdings PLC ADR
(d)
42,100 1,699
Insmed Inc
(d)
221,100 7,458
Iovance Biotherapeutics Inc
(d)
163,900 5,153
MacroGenics Inc
(d)
170,900 5,530
Magenta Therapeutics Inc
(d)
248,100 2,890
Olink Holding AB ADR
(d)
92,500 3,256
Precision BioSciences Inc
(d)
367,900 3,418
Seagen Inc
(d)
34,400 4,945
$ 66,392
Building Materials - 2 .47%
Builders FirstSource Inc
(d)
360,100 17,526
Masonite International Corp
(d)
116,200 14,675
$ 32,201
Chemicals - 2 .06%
Atotech Ltd
(d)
497,400 10,729
Diversey Holdings Ltd
(d),(e)
691,300 12,444
Koppers Holdings Inc
(d)
111,800 3,716
$ 26,889
Commercial Services - 4 .17%
AMN Healthcare Services Inc
(d)
119,100 9,445
BrightView Holdings Inc
(d)
326,300 5,850
Coursera Inc
(d)
82,300 3,679
Custom Truck One Source Inc
(d),(e)
346,500 3,555
Heidrick & Struggles International Inc 106,400 4,501
Huron Consulting Group Inc
(d)
156,300 8,793
Medifast Inc 35,800 8,130
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Triton International Ltd 207,300 $ 10,400
$ 54,353
Computers - 1 .63%
ExlService Holdings Inc
(d)
110,800 10,235
KnowBe4 Inc
(d)
328,889 7,558
Ping Identity Holding Corp
(d)
139,900 3,397
$ 21,190
Consumer Products - 0 .56%
Central Garden & Pet Co - A Shares
(d)
149,380 7,360
Distribution & Wholesale - 0 .60%
ThredUp Inc
(d),(e)
211,394 3,630
Titan Machinery Inc
(d)
161,400 4,214
$ 7,844
Diversified Financial Services - 4 .59%
Focus Financial Partners Inc
(d)
231,000 10,871
Janus Henderson Group PLC 206,400 7,098
Lazard Ltd 103,100 4,638
LPL Financial Holdings Inc 63,100 9,888
Piper Sandler Cos 96,640 11,209
Stifel Financial Corp 233,700 16,170
$ 59,874
Electric - 2 .03%
Brookfield Renewable Corp 364,300 15,111
Portland General Electric Co 222,200 11,301
$ 26,412
Electrical Components & Equipment - 1 .37%
EnerSys 162,900 14,918
nLight Inc
(d)
100,664 2,954
$ 17,872
Electronics - 4 .16%
Advanced Energy Industries Inc 132,700 14,638
Atkore Inc
(d)
245,800 19,241
SYNNEX Corp 80,800 9,793
Vishay Intertechnology Inc 428,000 10,516
$ 54,188
Energy - Alternate Sources - 0 .75%
Array Technologies Inc
(d)
311,300 8,766
Shoals Technologies Group Inc
(d)
32,200 1,033
$ 9,799
Engineering & Construction - 2 .11%
Dycom Industries Inc
(d)
161,800 15,178
MYR Group Inc
(d)
80,200 6,248
Tutor Perini Corp
(d)
377,906 6,084
$ 27,510
Entertainment - 3 .48%
Caesars Entertainment Inc
(d)
245,700 24,040
Golden Entertainment Inc
(d)
261,800 9,024
Vail Resorts Inc
(d)
37,600 12,226
$ 45,290
Food - 1 .01%
Performance Food Group Co
(d)
223,418 13,115
Gas - 0 .71%
Southwest Gas Holdings Inc 133,190 9,286
Healthcare - Products - 3 .54%
Adaptive Biotechnologies Corp
(d)
125,300 5,213
Castle Biosciences Inc
(d)
54,300 3,748
Natera Inc
(d)
157,115 17,286
Nevro Corp
(d)
63,100 10,904
STAAR Surgical Co
(d)
65,500 8,974
$ 46,125
Healthcare - Services - 4 .37%
Accolade Inc
(d)
81,425 4,083
Addus HomeCare Corp
(d)
111,900 11,839
Amedisys Inc
(d)
16,100 4,345
Aveanna Healthcare Holdings Inc
(d)
358,100 4,183
Encompass Health Corp 136,500 11,583
Syneos Health Inc
(d)
168,100 14,263

Schedule of Investments
SmallCap Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Teladoc Health Inc
(d)
39,000 $ 6,722
$ 57,018
Holding Companies - Diversified - 1 .08%
Ajax I
(d),(e)
382,900 3,818
Ajax I - Class A Warrants
(d)
95,725 177
GS Acquisition Holdings Corp II
(d)
440,400 4,549
GS Acquisition Holdings Corp II - Class A
Warrants
(d)
179,475 368
Vesper Healthcare Acquisition Corp
(d),(e)
410,500 4,750
Vesper Healthcare Acquisition Corp - Warrants
(d)
133,433 402
$ 14,064
Home Builders - 1 .33%
Taylor Morrison Home Corp
(d)
553,300 17,268
Home Furnishings - 0 .63%
Purple Innovation Inc
(d)
241,614 8,234
Insurance - 1 .91%
CNO Financial Group Inc 289,300 7,386
Hanover Insurance Group Inc/The 92,300 12,766
Reinsurance Group of America Inc 16,900 2,206
Trean Insurance Group Inc
(d)
147,200 2,574
$ 24,932
Internet - 1 .62%
Eventbrite Inc
(d)
435,800 10,272
Revolve Group Inc
(d)
224,300 10,876
$ 21,148
Iron & Steel - 1 .10%
Cleveland-Cliffs Inc
(d)
800,900 14,304
Leisure Products & Services - 0 .93%
Lindblad Expeditions Holdings Inc
(d)
237,400 3,891
Planet Fitness Inc
(d)
98,600 8,281
$ 12,172
Lodging - 1 .01%
Extended Stay America Inc 664,950 13,226
Machinery - Diversified - 1 .43%
Columbus McKinnon Corp/NY 198,500 9,828
Gates Industrial Corp PLC
(d)
514,150 8,869
$ 18,697
Media - 0 .54%
World Wrestling Entertainment Inc 127,400 7,021
Metal Fabrication & Hardware - 1 .23%
Rexnord Corp 320,600 16,008
Mining - 0 .71%
Alcoa Corp
(d)
163,990 6,009
Piedmont Lithium Ltd ADR
(d),(e)
46,200 3,266
$ 9,275
Miscellaneous Manufacturers - 1 .04%
Hillenbrand Inc 274,900 13,495
Office Furnishings - 0 .26%
HNI Corp 79,000 3,345
Oil & Gas - 0 .90%
PDC Energy Inc
(d)
86,900 3,173
Pioneer Natural Resources Co 55,310 8,508
$ 11,681
Oil & Gas Services - 0 .79%
Bristow Group Inc
(d)
120,200 3,180
ChampionX Corp
(d)
338,835 7,119
$ 10,299
Packaging & Containers - 0 .44%
Graphic Packaging Holding Co 307,300 5,700
Pharmaceuticals - 2 .47%
Collegium Pharmaceutical Inc
(d)
210,200 4,687
Dexcom Inc
(d)
12,600 4,865
Horizon Therapeutics Plc
(d)
143,200 13,550
PMV Pharmaceuticals Inc
(d)
62,258 2,100
Revance Therapeutics Inc
(d)
241,100 7,021
$ 32,223
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 5 .21%
Agree Realty Corp 161,600 $ 11,370
Cousins Properties Inc 310,601 11,390
First Industrial Realty Trust Inc 258,240 12,853
Ladder Capital Corp 516,300 6,139
Pebblebrook Hotel Trust 569,136 13,591
Rexford Industrial Realty Inc 225,100 12,504
$ 67,847
Retail - 5 .59%
Bed Bath & Beyond Inc
(d)
65,600 1,661
BJ's Wholesale Club Holdings Inc
(d)
206,551 9,227
Bloomin' Brands Inc
(d)
159,600 5,043
Brinker International Inc
(d)
107,200 7,196
Caleres Inc 588,400 13,716
Petco Health & Wellness Co Inc
(d),(e)
302,073 7,135
Ruth's Hospitality Group Inc
(d)
258,200 6,742
Sally Beauty Holdings Inc
(d)
411,800 8,265
Vroom Inc
(d)
224,300 10,378
World Fuel Services Corp 114,100 3,529
$ 72,892
Savings & Loans - 1 .87%
Meridian Bancorp Inc 92,000 2,034
Provident Financial Services Inc 271,600 6,401
Sterling Bancorp/DE 635,600 15,973
$ 24,408
Semiconductors - 2 .65%
Allegro MicroSystems Inc
(d)
442,900 10,931
Entegris Inc 112,840 12,703
SiTime Corp
(d)
117,100 10,838
$ 34,472
Software - 7 .84%
Aspen Technology Inc
(d)
55,200 7,222
Bentley Systems Inc 79,983 4,095
BigCommerce Holdings Inc
(d)
42,000 2,518
Concentrix Corp
(d)
80,700 12,539
DigitalOcean Holdings Inc
(d)
182,000 7,930
DoubleVerify Holdings Inc
(d)
103,647 3,650
Duck Creek Technologies Inc
(d)
63,900 2,657
Jamf Holding Corp
(d)
129,100 4,715
Manhattan Associates Inc
(d)
105,200 14,438
Olo Inc
(d)
32,500 938
ON24 Inc
(d)
82,600 3,634
Privia Health Group Inc
(d)
256,200 9,305
Signify Health Inc
(d)
152,300 4,318
SolarWinds Corp
(d)
493,203 8,315
Sprout Social Inc
(d)
240,900 15,969
$ 102,243
Telecommunications - 0 .17%
Switch Inc 120,900 2,245
Transportation - 1 .05%
Atlas Air Worldwide Holdings Inc
(d)
73,700 5,005
Hub Group Inc
(d)
132,200 8,688
$ 13,693
TOTAL COMMON STOCKS $ 1,280,745
Total Investments $ 1,343,094
Other Assets and Liabilities -  (3.05)% (39,706)
TOTAL NET ASSETS - 100.00% $ 1,303,388
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,964 or 1.53% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
SmallCap Fund
April 30, 2021 (unaudited)
See accompanying notes.

(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $19,039 or 1.46% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 23 .16%
Financial 20 .02%
Industrial 15 .30%
Consumer, Cyclical 15 .20%
Technology 12 .12%
Money Market Funds 4 .79%
Basic Materials 3 .87%
Utilities 2 .74%
Energy 2 .44%
Communications 2 .33%
Diversified 1 .08%
Other Assets and Liabilities
( 3 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 29,913 $ 340,919 $ 313,237 $ 57,595
$ 29,913 $ 340,919 $ 313,237 $ 57,595
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.05% Shares Held Value (000's)
Exchange-Traded Funds - 0.20%
iShares Russell 2000 Growth ETF
(a)
19,592 $ 6,007
Money Market Funds - 3.85%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
7,131,390 7,13 1
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
109,728,831 109,72 9
$ 116,860
TOTAL INVESTMENT COMPANIES $ 122,867
COMMON STOCKS - 96.85% Shares Held Value (000's)
Advertising - 0.01%
Quotient Technology Inc
(e)
9,615 $ 157
Aerospace & Defense - 0.36%
Aerojet Rocketdyne Holdings Inc 14,266 667
AeroVironment Inc
(e)
4,277 472
Kaman Corp 525 28
Kratos Defense & Security Solutions Inc
(e)
366,287 9,794
National Presto Industries Inc 39 4
$ 10,965
Agriculture - 0.20%
Cadiz Inc
(a),(e)
1,854 22
Greenlane Holdings Inc
(a),(e)
1,369 6
Limoneira Co 417 8
Mission Produce Inc
(e)
805 16
Turning Point Brands Inc 2,343 114
Vector Group Ltd 3,237 42
Vital Farms Inc
(e)
246,759 6,001
$ 6,209
Airlines - 0.07%
Allegiant Travel Co
(e)
313 74
Sun Country Airlines Holdings Inc
(e)
51,056 2,078
$ 2,152
Apparel - 0.12%
Crocs Inc
(e)
13,189 1,320
Deckers Outdoor Corp
(e)
5,529 1,870
Steven Madden Ltd 7,145 291
Superior Group of Cos Inc 235 6
$ 3,487
Automobile Manufacturers - 0.11%
Blue Bird Corp
(e)
1,016 28
Fisker Inc
(a),(e)
243,150 3,190
REV Group Inc
(e)
402 7
$ 3,225
Automobile Parts & Equipment - 0.82%
Dorman Products Inc
(e)
5,261 522
Douglas Dynamics Inc 4,110 184
Fox Factory Holding Corp
(e)
112,445 17,230
Gentherm Inc
(e)
6,470 461
Meritor Inc
(e)
10,497 284
Methode Electronics Inc 1,375 62
Motorcar Parts of America Inc
(e)
345 7
Shyft Group Inc/The 6,812 241
Standard Motor Products Inc 682 29
Visteon Corp
(e)
44,969 5,478
XPEL Inc
(e)
3,380 216
$ 24,714
Banks - 2.45%
Altabancorp 92 4
Bank First Corp
(a)
1,180 85
Bank7 Corp 138 2
BayCom Corp
(e)
383 7
Cambridge Bancorp 247 22
Century Bancorp Inc/MA 38 4
Coastal Financial Corp/WA
(e)
90 3
Customers Bancorp Inc
(e)
406 14
Eastern Bankshares Inc 521,203 11,117
Esquire Financial Holdings Inc
(e)
242 6
First Financial Bankshares Inc 356,911 17,518
First Foundation Inc 1,823 43
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Glacier Bancorp Inc 2,039 $ 120
Hanmi Financial Corp 288 6
Independent Bank Corp 457 37
Kearny Financial Corp/MD 4,259 54
Lakeland Financial Corp 216 14
Live Oak Bancshares Inc 239,874 15,342
Luther Burbank Corp 109 1
Meridian Corp 120 3
National Bank Holdings Corp 1,529 61
Northeast Bank 57 2
Prosperity Bancshares Inc 246,222 18,063
Reliant Bancorp Inc 90 3
ServisFirst Bancshares Inc 7,150 452
Silvergate Capital Corp
(e)
34,107 3,657
South State Corp 58,599 4,941
Stock Yards Bancorp Inc 489 25
Triumph Bancorp Inc
(e)
28,930 2,564
Unity Bancorp Inc 31 1
Walker & Dunlop Inc 451 50
West BanCorp Inc 319 8
Westamerica BanCorp 765 49
$ 74,278
Beverages - 0.03%
Celsius Holdings Inc
(e)
7,101 407
Coca-Cola Consolidated Inc 928 272
MGP Ingredients Inc 1,956 117
National Beverage Corp 4,670 227
NewAge Inc
(e)
7,189 16
$ 1,039
Biotechnology - 10.91%
4D Molecular Therapeutics Inc
(e)
1,214 47
89bio Inc
(e)
1,687 44
Abcam PLC ADR
(e)
182,710 3,917
Abeona Therapeutics Inc
(e)
2,326 4
Acceleron Pharma Inc
(e)
56,593 7,072
ADC Therapeutics SA
(e)
191,621 4,702
ADMA Biologics Inc
(a),(e)
9,505 19
Adverum Biotechnologies Inc
(e)
15,434 60
Affimed NV
(e)
22,287 238
Agenus Inc
(e)
31,317 97
Agrify Corp
(e)
587 6
Akero Therapeutics Inc
(e)
2,808 86
Akouos Inc
(e)
3,821 54
Albireo Pharma Inc
(e)
2,383 77
Alder Biopharmaceuticals Inc
(a),(e),(f)
9,847 12
Aligos Therapeutics Inc
(a),(e)
1,615 42
Allakos Inc
(e)
65,437 7,140
Allogene Therapeutics Inc
(e)
195,285 6,038
ALX Oncology Holdings Inc
(e)
2,721 171
Amicus Therapeutics Inc
(e)
50,795 500
Anavex Life Sciences Corp
(a),(e)
11,534 139
Angion Biomedica Corp
(a),(e)
904 13
ANI Pharmaceuticals Inc
(e)
995 33
Annexon Inc
(e)
191,927 3,825
Apellis Pharmaceuticals Inc
(e)
11,863 601
Applied Molecular Transport Inc
(a),(e)
3,463 199
Applied Therapeutics Inc
(e)
149,538 2,769
Aprea Therapeutics Inc
(a),(e)
1,702 8
Aravive Inc
(a),(e)
2,366 12
Arcturus Therapeutics Holdings Inc
(e)
3,977 146
Arcus Biosciences Inc
(e)
8,326 281
Arcutis Biotherapeutics Inc
(e)
4,564 153
Ardelyx Inc
(e)
14,621 107
Arena Pharmaceuticals Inc
(e)
111,928 7,682
Arrowhead Pharmaceuticals Inc
(e)
20,221 1,471
Ascendis Pharma A/S ADR
(e)
75,990 11,016
Assembly Biosciences Inc
(e)
3,124 13
Atara Biotherapeutics Inc
(e)
11,357 160
Atea Pharmaceuticals Inc
(e)
2,322 57

Schedule of Investments
SmallCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Athersys Inc
(a),(e)
35,205 $ 59
Athira Pharma Inc
(a),(e)
2,055 40
Atreca Inc
(e)
5,410 65
AVEO Pharmaceuticals Inc
(e)
2,555 18
Avid Bioservices Inc
(e)
10,754 230
Avidity Biosciences Inc
(e)
4,757 112
Avrobio Inc
(e)
179,411 2,095
Axsome Therapeutics Inc
(e)
5,473 331
Aziyo Biologics Inc
(e)
430 4
Beam Therapeutics Inc
(a),(e)
7,880 646
BioAtla Inc
(e)
1,806 90
BioCryst Pharmaceuticals Inc
(e)
27,495 320
Biodesix Inc
(a),(e)
559 9
Biohaven Pharmaceutical Holding Co Ltd
(e)
229,927 17,268
Black Diamond Therapeutics Inc
(e)
3,746 100
Blueprint Medicines Corp
(e)
248,239 23,911
Bolt Biotherapeutics Inc
(e)
1,979 44
BrainStorm Cell Therapeutics Inc
(e)
5,405 19
Bridgebio Pharma Inc
(e)
18,583 1,039
C4 Therapeutics Inc
(a),(e)
1,706 56
Calithera Biosciences Inc
(e)
14,074 31
Cara Therapeutics Inc
(e)
8,335 108
CASI Pharmaceuticals Inc
(e)
10,845 19
Catabasis Pharmaceuticals Inc
(a),(e)
1,493 3
CEL-SCI Corp
(a),(e)
6,011 145
Cerecor Inc
(e)
7,048 22
Certara Inc
(e)
286,431 9,111
Champions Oncology Inc
(e)
1,320 14
Checkmate Pharmaceuticals Inc
(e)
1,395 10
ChemoCentryx Inc
(e)
74,492 3,600
Chinook Therapeutics Inc
(e)
2,156 39
ChromaDex Corp
(e)
8,413 75
Codiak Biosciences Inc
(e)
851 17
Cohbar Inc
(a),(e)
6,157 8
Constellation Pharmaceuticals Inc
(e)
6,063 131
ContraFect Corp
(e)
4,650 21
Cortexyme Inc
(a),(e)
3,047 119
Crinetics Pharmaceuticals Inc
(e)
5,345 93
Cue Biopharma Inc
(e)
5,938 72
Cullinan Oncology Inc
(e)
2,047 66
Curis Inc
(e)
472,319 5,111
CytomX Therapeutics Inc
(e)
12,165 114
Decibel Therapeutics Inc
(e)
1,112 10
Deciphera Pharmaceuticals Inc
(e)
164,327 7,620
Denali Therapeutics Inc
(e)
12,421 751
Dicerna Pharmaceuticals Inc
(e)
137,188 4,279
Dynavax Technologies Corp
(a),(e)
17,755 177
Dyne Therapeutics Inc
(a),(e)
2,279 45
Editas Medicine Inc
(a),(e)
13,186 488
Eiger BioPharmaceuticals Inc
(e)
6,193 53
Emergent BioSolutions Inc
(e)
8,914 544
Epizyme Inc
(e)
11,601 91
Esperion Therapeutics Inc
(a),(e)
5,114 138
Evelo Biosciences Inc
(e)
4,548 60
Evolus Inc
(e)
1,808 16
Exagen Inc
(e)
666 11
Exicure Inc
(e)
10,018 20
Fate Therapeutics Inc
(e)
15,042 1,315
FibroGen Inc
(e)
14,279 319
Forma Therapeutics Holdings Inc
(e)
4,715 127
Frequency Therapeutics Inc
(a),(e)
4,960 58
Galera Therapeutics Inc
(e)
1,605 13
Generation Bio Co
(e)
6,286 229
Genprex Inc
(a),(e)
5,884 22
Gossamer Bio Inc
(e)
211,590 1,828
Halozyme Therapeutics Inc
(e)
26,268 1,312
Homology Medicines Inc
(e)
6,713 45
iBio Inc
(a),(e)
36,701 50
IGM Biosciences Inc
(e)
1,483 105
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Immunic Inc
(e)
492 $ 8
ImmunityBio Inc
(e)
5,293 94
ImmunoGen Inc
(e)
15,793 127
Immunome Inc
(e)
254 7
Immunovant Inc
(e)
7,593 119
Inhibrx Inc
(e)
1,302 28
Innoviva Inc
(e)
12,531 143
Inovio Pharmaceuticals Inc
(a),(e)
36,583 249
Inozyme Pharma Inc
(a),(e)
1,876 35
Insmed Inc
(e)
235,610 7,948
Instil Bio Inc
(e)
259,668 5,331
Intercept Pharmaceuticals Inc
(e)
5,367 106
Intra-Cellular Therapies Inc
(e)
5,137 177
Iovance Biotherapeutics Inc
(e)
254,672 8,007
iTeos Therapeutics Inc
(e)
164,347 3,863
Kadmon Holdings Inc
(e)
34,070 138
Kaleido Biosciences Inc
(e)
2,377 19
Karuna Therapeutics Inc
(e)
54,075 6,003
Karyopharm Therapeutics Inc
(e)
14,473 135
Keros Therapeutics Inc
(e)
2,469 145
Kindred Biosciences Inc
(e)
5,262 26
Kiniksa Pharmaceuticals Ltd
(e)
5,090 84
Kinnate Biopharma Inc
(e)
2,107 57
Kodiak Sciences Inc
(e)
6,526 789
Kronos Bio Inc
(e)
2,337 63
Krystal Biotech Inc
(e)
2,975 236
Kymera Therapeutics Inc
(e)
1,614 74
Legend Biotech Corp ADR
(e)
153,073 4,608
Lexicon Pharmaceuticals Inc
(e)
9,821 48
Ligand Pharmaceuticals Inc
(e)
2,849 416
Liquidia Corp
(e)
3,725 11
LogicBio Therapeutics Inc
(e)
3,320 18
Lyra Therapeutics Inc
(e)
1,238 12
MacroGenics Inc
(e)
3,891 126
Magenta Therapeutics Inc
(e)
3,071 36
Marker Therapeutics Inc
(e)
2,920 7
MEI Pharma Inc
(e)
18,928 69
MeiraGTx Holdings plc
(e)
3,988 60
Mersana Therapeutics Inc
(e)
10,779 172
Metacrine Inc
(e)
1,051 4
Mirati Therapeutics Inc
(e)
8,452 1,405
Molecular Templates Inc
(e)
5,194 49
Mustang Bio Inc
(e)
10,196 33
NeoGenomics Inc
(e)
660,323 32,349
NextCure Inc
(e)
2,906 25
NGM Biopharmaceuticals Inc
(e)
4,740 130
Nkarta Inc
(e)
3,176 101
Novavax Inc
(e)
3,287 779
Nurix Therapeutics Inc
(e)
3,735 130
Olema Pharmaceuticals Inc
(a),(e)
1,892 53
Olink Holding AB ADR
(e)
46,804 1,648
Omeros Corp
(a),(e)
11,673 206
Oncocyte Corp
(e)
14,074 72
Oncorus Inc
(e)
1,060 17
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
4,862 109
Orgenesis Inc
(a),(e)
453 2
Osmotica Pharmaceuticals PLC
(a),(e)
2,235 6
Ovid therapeutics Inc
(e)
9,233 34
Oyster Point Pharma Inc
(e)
1,233 25
Pacific Biosciences of California Inc
(e)
31,558 942
Phathom Pharmaceuticals Inc
(e)
2,178 84
Pieris Pharmaceuticals Inc
(e)
10,418 23
Pliant Therapeutics Inc
(e)
3,746 126
Poseida Therapeutics Inc
(e)
5,165 48
Praxis Precision Medicines Inc
(a),(e)
137,583 4,218
Precigen Inc
(a),(e)
11,295 87
Precision BioSciences Inc
(e)
8,660 80
Prelude Therapeutics Inc
(e)
1,470 61

Schedule of Investments
SmallCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Protara Therapeutics Inc
(e)
793 $ 9
Provention Bio Inc
(e)
10,480 75
PTC Therapeutics Inc
(e)
69,496 2,864
Puma Biotechnology Inc
(e)
6,538 64
Radius Health Inc
(e)
9,205 205
RAPT Therapeutics Inc
(e)
2,366 52
Recursion Pharmaceuticals Inc
(e)
164,603 5,498
REGENXBIO Inc
(e)
7,639 265
Relay Therapeutics Inc
(e)
138,566 4,394
Replimune Group Inc
(e)
179,892 6,582
REVOLUTION Medicines Inc
(e)
8,436 280
Rigel Pharmaceuticals Inc
(e)
34,405 128
Rocket Pharmaceuticals Inc
(e)
7,384 338
Rubius Therapeutics Inc
(e)
1,252 31
Sage Therapeutics Inc
(e)
42,950 3,383
Sangamo Therapeutics Inc
(e)
22,745 268
Satsuma Pharmaceuticals Inc
(e)
1,178 6
Scholar Rock Holding Corp
(e)
5,052 163
Scopus Biopharma Inc
(e)
984 7
Seer Inc
(a),(e)
72,909 3,713
Selecta Biosciences Inc
(e)
5,448 16
Sensei Biotherapeutics Inc
(e)
1,188 16
Shattuck Labs Inc
(e)
2,096 79
Sigilon Therapeutics Inc
(e)
1,203 17
Silverback Therapeutics Inc
(e)
1,979 63
Solid Biosciences Inc
(e)
220 1
Sorrento Therapeutics Inc
(a),(e)
49,440 407
SpringWorks Therapeutics Inc
(e)
4,747 341
Spruce Biosciences Inc
(a),(e)
1,115 18
SQZ Biotechnologies Co
(a),(e)
683 8
Stoke Therapeutics Inc
(a),(e)
2,679 87
Strongbridge Biopharma PLC
(e)
7,924 20
Sutro Biopharma Inc
(e)
5,500 113
Syndax Pharmaceuticals Inc
(e)
6,141 98
Tarsus Pharmaceuticals Inc
(e)
985 30
Taysha Gene Therapies Inc
(a),(e)
1,389 36
TCR2 Therapeutics Inc
(e)
288 7
Tela Bio Inc
(e)
1,258 17
Terns Pharmaceuticals Inc
(e)
1,357 30
TG Therapeutics Inc
(e)
20,522 918
Theravance Biopharma Inc
(e)
8,174 161
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 2
Translate Bio Inc
(e)
13,464 313
TransMedics Group Inc
(e)
96,529 2,772
Travere Therapeutics Inc
(e)
10,928 270
Turning Point Therapeutics Inc
(e)
116,029 8,845
Twist Bioscience Corp
(e)
112,212 15,058
Tyme Technologies Inc
(e)
13,458 21
Ultragenyx Pharmaceutical Inc
(e)
150,384 16,789
United Therapeutics Corp
(e)
40,814 8,226
UNITY Biotechnology Inc
(e)
6,507 32
UroGen Pharma Ltd
(a),(e)
2,551 50
Vaxart Inc
(a),(e)
9,196 99
VBI Vaccines Inc
(e)
30,018 95
Veracyte Inc
(e)
13,122 653
Verastem Inc
(e)
14,362 44
Vericel Corp
(a),(e)
7,922 495
Veru Inc
(e)
10,757 95
Viking Therapeutics Inc
(e)
586 4
Vir Biotechnology Inc
(e)
145,524 6,947
VolitionRX Ltd
(e)
5,012 17
Vor BioPharma Inc
(e)
1,779 50
VYNE Therapeutics Inc
(e)
447 2
WaVe Life Sciences Ltd
(e)
6,635 41
Xencor Inc
(e)
10,339 440
XOMA Corp
(e)
911 35
Y-mAbs Therapeutics Inc
(e)
162,230 4,878
Zentalis Pharmaceuticals Inc
(e)
119,360 7,081
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
ZIOPHARM Oncology Inc
(a),(e)
29,094 $ 101
$ 330,825
Building Materials - 2.79%
AAON Inc 8,112 531
Apogee Enterprises Inc 694 24
AZEK Co Inc/The
(e)
688,499 33,241
Boise Cascade Co 1,320 88
Builders FirstSource Inc
(e)
20,722 1,009
Cornerstone Building Brands Inc
(e)
3,526 50
Forterra Inc
(e)
5,891 138
Gibraltar Industries Inc
(e)
1,495 137
Hayward Holdings Inc
(e)
532,961 10,648
Louisiana-Pacific Corp 21,711 1,430
Masonite International Corp
(e)
46,396 5,860
Patrick Industries Inc 4,168 373
PGT Innovations Inc
(e)
4,322 114
Research Frontiers Inc
(a),(e)
3,963 10
Simpson Manufacturing Co Inc 152,438 17,180
SPX Corp
(e)
6,293 382
Summit Materials Inc
(e)
76,595 2,205
Trex Co Inc
(e)
96,844 10,458
UFP Industries Inc 9,960 837
$ 84,715
Chemicals - 1.03%
AgroFresh Solutions Inc
(e)
43 —
American Vanguard Corp 822 16
Amyris Inc
(e)
1,930 28
Balchem Corp 5,834 742
Codexis Inc
(e)
11,398 264
Element Solutions Inc 608,940 13,324
Ferro Corp
(e)
11,967 199
GCP Applied Technologies Inc
(e)
7,539 194
Hawkins Inc 1,988 66
HB Fuller Co 6,670 446
Ingevity Corp
(e)
8,204 641
Innospec Inc 3,910 381
Koppers Holdings Inc
(e)
2,468 82
Marrone Bio Innovations Inc
(e)
10,193 17
Orion Engineered Carbons SA
(e)
6,801 135
PQ Group Holdings Inc 1,202 17
Quaker Chemical Corp 58,118 14,084
Rogers Corp
(e)
657 129
Sensient Technologies Corp 3,427 282
Stepan Co 375 49
Tronox Holdings PLC 7,686 163
$ 31,259
Commercial Services - 5.73%
Aaron's Co Inc/The 744 23
Alarm.com Holdings Inc
(e)
9,387 843
AMN Healthcare Services Inc
(e)
9,218 731
ASGN Inc
(e)
8,315 875
Aspen Group Inc/CO
(e)
4,510 21
Avis Budget Group Inc
(e)
10,401 932
Barrett Business Services Inc 67 5
Bright Horizons Family Solutions Inc
(e)
125,905 18,235
Brink's Co/The 9,721 777
CAI International Inc 555 24
Cardtronics PLC
(e)
5,300 206
Cass Information Systems Inc 2,883 132
CBIZ Inc
(e)
1,829 61
Chegg Inc
(e)
244,739 22,107
Cimpress PLC
(e)
1,171 112
CorVel Corp
(e)
1,778 208
CRA International Inc 1,122 90
Cross Country Healthcare Inc
(e)
458 6
Driven Brands Holdings Inc
(e)
445,777 12,714
EVERTEC Inc 11,893 475
Evo Payments Inc
(e)
636,442 18,145
Forrester Research Inc
(e)
2,184 95

Schedule of Investments
SmallCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Franchise Group Inc 478 $ 18
Franklin Covey Co
(e)
2,693 82
FTI Consulting Inc
(e)
100,240 13,918
Genasys Inc
(e)
7,043 44
Green Dot Corp
(e)
961 44
GreenSky Inc
(e)
13,310 81
Hackett Group Inc/The 4,309 72
HealthEquity Inc
(e)
189,003 14,358
Herc Holdings Inc
(e)
263 28
Huron Consulting Group Inc
(e)
413 23
ICF International Inc 1,786 163
Insperity Inc 3,531 309
Kforce Inc 3,897 218
LiveRamp Holdings Inc
(e)
92,548 4,533
Medifast Inc 2,230 506
Monro Inc 3,205 226
National Research Corp 2,804 144
Paya Holdings Inc
(e)
240,781 2,687
Perdoceo Education Corp
(e)
13,674 159
PFSweb Inc
(e)
2,220 16
Priority Technology Holdings Inc
(e)
882 6
Progyny Inc
(e)
174,839 9,950
R1 RCM Inc
(e)
21,437 585
Rent-A-Center Inc/TX 8,503 489
Repay Holdings Corp
(e)
153,150 3,500
Shift4 Payments Inc
(e)
160,974 15,919
ShotSpotter Inc
(e)
1,745 61
Strategic Education Inc 4,767 358
Terminix Global Holdings Inc
(e)
203,274 10,345
Transcat Inc
(e)
1,373 69
TriNet Group Inc
(e)
103,116 8,116
Universal Technical Institute Inc
(e)
5,357 30
Vectrus Inc
(e)
902 47
Vivint Smart Home Inc
(e)
3,147 38
WEX Inc
(e)
47,118 9,669
Willdan Group Inc
(e)
1,413 54
WW International Inc
(e)
2,237 62
$ 173,744
Computers - 3.22%
Cantaloupe Inc
(e)
217,718 2,253
Cognyte Software Ltd
(e)
5,938 155
Corsair Gaming Inc
(a),(e)
2,592 86
Cubic Corp 788 59
Diebold Nixdorf Inc
(e)
5,532 83
ExlService Holdings Inc
(e)
6,537 604
ExOne Co/The
(e)
2,169 50
Genpact Ltd 640,124 30,425
iCAD Inc
(e)
3,971 72
Insight Enterprises Inc
(e)
1,916 192
Mastech Digital Inc
(e)
701 11
MAXIMUS Inc 37,929 3,476
Mitek Systems Inc
(e)
8,230 133
OneSpan Inc
(e)
6,593 177
PAE Inc
(e)
11,960 107
PAR Technology Corp
(e)
3,762 309
Parsons Corp
(e)
3,292 146
Perspecta Inc 22,775 667
Ping Identity Holding Corp
(e)
124,583 3,025
PlayAGS Inc
(e)
792 7
Qualys Inc
(e)
6,724 682
Quantum Corp
(e)
1,485 13
Rapid7 Inc
(e)
282,218 22,931
Rimini Street Inc
(e)
4,471 35
SecureWorks Corp
(e)
59 1
Super Micro Computer Inc
(e)
112,121 4,151
Sykes Enterprises Inc
(e)
326 14
Telos Corp
(e)
2,708 90
Tenable Holdings Inc
(e)
14,036 526
TTEC Holdings Inc 3,583 364
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Unisys Corp
(e)
1,144 $ 27
Varonis Systems Inc
(e)
503,176 26,643
Vocera Communications Inc
(e)
6,347 230
$ 97,744
Consumer Products - 0.06%
Central Garden & Pet Co
(e)
481 26
Central Garden & Pet Co - A Shares
(e)
2,410 119
Helen of Troy Ltd
(e)
4,830 1,020
WD-40 Co 2,524 628
$ 1,793
Cosmetics & Personal Care - 0.02%
elf Beauty Inc
(e)
9,025 273
Inter Parfums Inc 3,509 258
Revlon Inc
(e)
57 1
$ 532
Distribution & Wholesale - 2.41%
Avient Corp 186,145 9,451
Core-Mark Holding Co Inc 8,215 350
EVI Industries Inc
(e)
887 24
H&E Equipment Services Inc 62,754 2,441
IAA Inc
(e)
427,869 26,874
SiteOne Landscape Supply Inc
(e)
189,337 33,963
Systemax Inc 1,632 70
$ 73,173
Diversified Financial Services - 1.71%
Altisource Portfolio Solutions SA
(e)
10 —
Artisan Partners Asset Management Inc 4,634 236
AssetMark Financial Holdings Inc
(e)
1,443 33
Atlanticus Holdings Corp
(e)
1,023 32
Brightsphere Investment Group Inc 12,120 273
Cohen & Steers Inc 4,828 328
Columbia Financial Inc
(e)
2,897 53
Cowen Inc 1,788 71
Curo Group Holdings Corp 3,306 47
Federal Agricultural Mortgage Corp 350 36
Federated Hermes Inc 5,623 162
Focus Financial Partners Inc
(e)
7,596 358
GAMCO Investors Inc 719 14
Greenhill & Co Inc 2,933 45
Hamilton Lane Inc 55,980 5,063
Hannon Armstrong Sustainable Infrastructure
Capital Inc
58,615 3,071
Home Point Capital Inc
(e)
89 1
Houlihan Lokey Inc 233,450 15,471
I3 Verticals Inc
(e)
3,753 125
International Money Express Inc
(e)
5,793 91
Moelis & Co 196,342 10,658
Paysign Inc
(e)
6,595 25
PennyMac Financial Services Inc 1,083 65
PJT Partners Inc 4,597 338
PROG Holdings Inc 1,750 89
Pzena Investment Management Inc 3,096 33
Siebert Financial Corp
(a),(e)
1,337 5
Silvercrest Asset Management Group Inc 949 13
StepStone Group Inc 1,799 60
Stifel Financial Corp 217,086 15,020
StoneX Group Inc
(e)
175 11
Virtus Investment Partners Inc 137 37
$ 51,864
Electric - 0.16%
Ameresco Inc
(e)
55,700 2,940
Atlantic Power Corp
(e)
856 3
Brookfield Renewable Corp 2,159 90
Clearway Energy Inc - Class A 1,443 38
Clearway Energy Inc - Class C 3,409 98
Evoqua Water Technologies Corp
(e)
22,791 651
Genie Energy Ltd 2,169 12
MGE Energy Inc 1,929 144
Ormat Technologies Inc 8,647 626

Schedule of Investments
SmallCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Otter Tail Corp 2,736 $ 129
Spark Energy Inc
(a)
1,946 21
$ 4,752
Electrical Components & Equipment - 1.31%
EnerSys 794 73
Littelfuse Inc 92,150 24,442
nLight Inc
(e)
6,970 204
Novanta Inc
(e)
113,850 14,995
Orion Energy Systems Inc
(e)
5,248 32
$ 39,746
Electronics - 0.99%
Advanced Energy Industries Inc 7,503 828
Akoustis Technologies Inc
(e)
7,141 80
Allied Motion Technologies Inc 1,287 67
Atkore Inc
(e)
9,240 723
Badger Meter Inc 5,758 538
Brady Corp 6,972 380
CyberOptics Corp
(e)
1,526 50
FARO Technologies Inc
(e)
59,309 4,498
Fluidigm Corp
(e)
791 4
GoPro Inc
(e)
21,516 242
II-VI Inc
(e)
205,124 13,772
Itron Inc
(e)
8,690 782
Luna Innovations Inc
(e)
5,967 68
Mesa Laboratories Inc 935 233
Napco Security Technologies Inc
(e)
2,810 94
NVE Corp 855 65
OSI Systems Inc
(e)
3,345 323
Plexus Corp
(e)
4,563 422
SMART Global Holdings Inc
(e)
2,730 126
Vicor Corp
(e)
3,809 351
Woodward Inc 51,525 6,441
Wrap Technologies Inc
(a),(e)
2,018 12
$ 30,099
Energy - Alternate Sources - 0.65%
FuelCell Energy Inc
(a),(e)
41,313 401
Maxeon Solar Technologies Ltd
(e)
1,454 26
Plug Power Inc
(e)
276,338 7,878
Shoals Technologies Group Inc
(e)
289,592 9,288
Sunnova Energy International Inc
(e)
1,342 47
SunPower Corp
(e)
10,489 269
Sunrun Inc
(e)
31,367 1,537
TPI Composites Inc
(e)
6,071 323
$ 19,769
Engineering & Construction - 0.90%
908 Devices Inc
(e)
1,133 60
Comfort Systems USA Inc 2,119 175
Construction Partners Inc
(e)
2,461 78
Dycom Industries Inc
(e)
4,360 409
EMCOR Group Inc 936 112
Exponent Inc 10,145 977
Granite Construction Inc 914 35
IES Holdings Inc
(e)
562 30
Iteris Inc
(e)
8,315 56
KBR Inc 3,578 142
Latham Group Inc
(e)
137,393 3,572
MasTec Inc
(e)
816 85
MYR Group Inc
(e)
2,096 163
NV5 Global Inc
(e)
62,659 5,647
Primoris Services Corp 5,490 179
Sterling Construction Co Inc
(e)
664 14
TopBuild Corp
(e)
68,143 15,154
WillScot Mobile Mini Holdings Corp
(e)
11,976 351
$ 27,239
Entertainment - 1.58%
Accel Entertainment Inc
(e)
10,195 132
Bally's Corp
(e)
4,822 279
Caesars Entertainment Inc
(e)
20,882 2,043
Churchill Downs Inc 104,478 22,097
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Cinemark Holdings Inc
(e)
223,328 $ 4,735
Everi Holdings Inc
(e)
419,421 7,415
GAN Ltd
(e)
5,061 93
Golden Entertainment Inc
(e)
1,208 42
Liberty Media Corp-Liberty Braves - A Shares
(e)
1,108 31
Liberty Media Corp-Liberty Braves - C Shares
(e)
4,443 123
Marriott Vacations Worldwide Corp
(e)
1,039 185
Monarch Casino & Resort Inc
(e)
1,826 138
NEOGAMES SA
(e)
584 29
Penn National Gaming Inc
(e)
15,451 1,377
Red Rock Resorts Inc
(e)
9,753 357
Rush Street Interactive Inc
(e)
125,038 1,674
Scientific Games Corp
(e)
8,103 474
SeaWorld Entertainment Inc
(e)
121,323 6,644
$ 47,868
Environmental Control - 1.94%
Casella Waste Systems Inc
(e)
8,350 560
Covanta Holding Corp 9,460 142
Energy Recovery Inc
(e)
8,105 172
Montrose Environmental Group Inc
(e)
119,931 6,502
Pure Cycle Corp
(e)
4,010 61
Sharps Compliance Corp
(e)
2,434 43
Tetra Tech Inc 210,845 26,910
Waste Connections Inc 205,524 24,480
$ 58,870
Food - 1.62%
B&G Foods Inc
(a)
11,064 323
BellRing Brands Inc
(e)
311,536 8,035
Bridgford Foods Corp
(e)
108 2
Calavo Growers Inc 3,253 254
Cal-Maine Foods Inc 2,534 95
Chefs' Warehouse Inc/The
(e)
56,182 1,811
Hain Celestial Group Inc/The
(e)
455,974 18,699
Hostess Brands Inc
(e)
11,313 173
J & J Snack Foods Corp 786 129
John B Sanfilippo & Son Inc 1,761 155
Laird Superfood Inc
(e)
343 13
Lancaster Colony Corp 3,743 691
Natural Grocers by Vitamin Cottage Inc 773 12
Sanderson Farms Inc 3,090 508
Simply Good Foods Co/The
(e)
521,639 18,023
Tootsie Roll Industries Inc 2,767 87
$ 49,010
Food Service - 0.01%
Healthcare Services Group Inc 14,752 442
Gas - 0.04%
Brookfield Infrastructure Corp 3,177 229
Chesapeake Utilities Corp 3,188 378
Northwest Natural Holding Co 684 37
ONE Gas Inc 1,212 98
RGC Resources Inc 652 14
South Jersey Industries Inc 11,676 289
Southwest Gas Holdings Inc 996 69
$ 1,114
Hand & Machine Tools - 0.38%
Franklin Electric Co Inc 8,450 686
Luxfer Holdings PLC 172 4
MSA Safety Inc 67,224 10,807
$ 11,497
Healthcare - Products - 5.27%
Accelerate Diagnostics Inc
(a),(e)
6,527 48
Accuray Inc
(e)
19,196 90
Acutus Medical Inc
(a),(e)
2,265 31
Alpha Pro Tech Ltd
(a),(e)
2,632 24
Alphatec Holdings Inc
(e)
9,668 155
Apria Inc
(e)
1,220 36
Apyx Medical Corp
(e)
351 4
Aspira Women's Health Inc
(e)
15,526 89

Schedule of Investments
SmallCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
AtriCure Inc
(e)
311,111 $ 23,977
Atrion Corp 278 177
Axogen Inc
(e)
7,370 138
Axonics Inc
(e)
5,976 376
Bellerophon Therapeutics Inc
(e)
500 2
BioLife Solutions Inc
(e)
2,853 100
BioSig Technologies Inc
(a),(e)
4,020 14
Bioventus Inc
(e)
1,177 17
Bruker Corp 171,418 11,746
Cantel Medical Corp
(e)
7,493 659
Cardiovascular Systems Inc
(e)
7,758 313
CareDx Inc
(e)
9,916 784
Castle Biosciences Inc
(e)
2,876 198
Cerus Corp
(e)
33,243 203
Chembio Diagnostics Inc
(a),(e)
3,404 14
Co-Diagnostics Inc
(a),(e)
5,552 49
CONMED Corp 5,368 757
CryoLife Inc
(e)
6,065 177
Cutera Inc
(e)
3,415 103
CytoSorbents Corp
(e)
8,486 78
DermTech Inc
(e)
2,019 85
Eargo Inc
(a),(e)
174,466 9,987
Electromed Inc
(e)
1,373 13
Establishment Labs Holdings Inc
(e)
199,197 14,470
Glaukos Corp
(e)
8,434 794
Hanger Inc
(e)
791 20
Inari Medical Inc
(e)
180,167 20,592
InfuSystem Holdings Inc
(e)
3,110 70
Inogen Inc
(e)
2,499 163
Inspire Medical Systems Inc
(e)
5,170 1,224
Integer Holdings Corp
(e)
52,457 4,925
Intersect ENT Inc
(e)
6,588 144
iRadimed Corp
(e)
1,002 28
iRhythm Technologies Inc
(e)
5,706 444
Lantheus Holdings Inc
(e)
13,111 311
LeMaitre Vascular Inc 2,685 141
LivaNova PLC
(e)
6,814 578
Lucira Health Inc
(e)
1,641 10
Luminex Corp 8,493 312
Meridian Bioscience Inc
(e)
7,467 146
Merit Medical Systems Inc
(e)
89,085 5,666
Milestone Scientific Inc
(e)
7,989 20
Misonix Inc
(e)
1,130 21
NanoString Technologies Inc
(e)
7,559 602
Natera Inc
(e)
14,031 1,544
Natus Medical Inc
(e)
2,321 59
Nemaura Medical Inc
(a),(e)
1,458 7
Neogen Corp
(e)
10,421 1,000
Nevro Corp
(e)
45,777 7,911
NuVasive Inc
(e)
10,150 725
Nymox Pharmaceutical Corp
(a),(e)
7,180 14
Omnicell Inc
(e)
8,389 1,217
OraSure Technologies Inc
(e)
8,924 82
OrthoPediatrics Corp
(e)
146,009 8,541
PAVmed Inc
(a),(e)
12,327 56
Progenity Inc
(e)
3,522 11
Pulmonx Corp
(e)
1,873 88
Pulse Biosciences Inc
(a),(e)
2,599 50
Quanterix Corp
(e)
4,749 290
Quotient Ltd
(e)
14,672 57
Repligen Corp
(e)
57,082 12,085
Repro-Med Systems Inc
(e)
5,455 21
Retractable Technologies Inc
(a),(e)
2,530 25
SeaSpine Holdings Corp
(e)
171,741 3,574
Shockwave Medical Inc
(e)
5,619 918
Sientra Inc
(e)
8,174 56
Silk Road Medical Inc
(e)
156,820 9,588
Soleno Therapeutics Inc
(e)
9,382 11
Soliton Inc
(a),(e)
1,353 24
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
STAAR Surgical Co
(e)
9,048 $ 1,240
Stereotaxis Inc
(e)
8,713 63
Surmodics Inc
(e)
2,681 143
Tactile Systems Technology Inc
(e)
3,721 213
Talis Biomedical Corp
(a),(e)
2,080 25
Treace Medical Concepts Inc
(e)
285,361 8,949
Utah Medical Products Inc 543 47
Venus Concept Inc
(e)
1,437 3
ViewRay Inc
(e)
8,375 40
Wright Medical Group - Escrow
(e),(f)
18,925 —
Zynex Inc
(a),(e)
3,861 57
$ 159,859
Healthcare - Services - 4.22%
Accolade Inc
(e)
153,610 7,703
Addus HomeCare Corp
(e)
43,370 4,589
agilon health Inc
(a),(e)
391,765 12,352
American Well Corp
(e)
44,998 693
Avalon GloboCare Corp
(e)
2,145 2
Catalent Inc
(e)
176,803 19,885
Centogene NV
(e)
1,544 17
Charles River Laboratories International Inc
(e)
100,438 33,391
Dyadic International Inc
(a),(e)
3,096 14
Encompass Health Corp 120,691 10,242
Ensign Group Inc/The 10,211 877
Fulgent Genetics Inc
(a),(e)
2,678 206
ICON PLC
(e)
5,190 1,126
Invitae Corp
(e)
23,952 836
Joint Corp/The
(e)
2,620 145
LHC Group Inc
(e)
90,547 18,858
Magellan Health Inc
(e)
2,114 199
Medpace Holdings Inc
(e)
5,454 925
ModivCare Inc
(e)
2,388 335
Oak Street Health Inc
(e)
148,595 9,158
Ontrak Inc
(a),(e)
1,617 53
Ortho Clinical Diagnostics Holdings PLC
(e)
13,873 273
Pennant Group Inc/The
(e)
5,035 204
Personalis Inc
(e)
5,203 128
RadNet Inc
(e)
8,812 197
Select Medical Holdings Corp
(e)
21,455 809
SI-BONE Inc
(e)
111,662 3,964
Surgery Partners Inc
(e)
5,104 246
Tenet Healthcare Corp
(e)
2,117 125
Tivity Health Inc
(e)
4,014 97
Triple-S Management Corp
(e)
236 6
US Physical Therapy Inc 2,505 282
Vapotherm Inc
(e)
3,875 85
Viemed Healthcare Inc
(e)
7,354 74
$ 128,096
Home Builders - 1.36%
Cavco Industries Inc
(e)
1,815 380
Installed Building Products Inc 168,199 22,648
KB Home 2,609 126
LCI Industries 4,868 713
LGI Homes Inc
(e)
4,401 730
Meritage Homes Corp
(e)
449 48
Skyline Champion Corp
(e)
253,266 11,252
Taylor Morrison Home Corp
(e)
2,493 78
Winnebago Industries Inc 65,459 5,233
$ 41,208
Home Furnishings - 0.89%
Casper Sleep Inc
(e)
625 5
Hamilton Beach Brands Holding Co 290 6
Hooker Furniture Corp 84 3
iRobot Corp
(e)
5,450 593
Lovesac Co/The
(e)
158,742 11,631
Purple Innovation Inc
(e)
6,408 218
Sleep Number Corp
(e)
120,309 13,462
Sonos Inc
(e)
23,763 951

Schedule of Investments
SmallCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings (continued)
Universal Electronics Inc
(e)
2,349 $ 134
$ 27,003
Insurance - 1.54%
BRP Group Inc
(e)
303,066 8,795
Crawford & Co 200 2
eHealth Inc
(e)
5,091 360
FedNat Holding Co 25 —
Goosehead Insurance Inc 359 40
GWG Holdings Inc
(e)
451 3
HCI Group Inc 261 19
Heritage Insurance Holdings Inc 269 2
Investors Title Co 22 4
James River Group Holdings Ltd 5,163 243
Kinsale Capital Group Inc 4,178 727
Midwest Holding Inc
(e)
58 3
NMI Holdings Inc
(e)
677 18
Palomar Holdings Inc
(e)
82,816 5,827
RLI Corp 6,834 762
Selectquote Inc
(e)
426,353 13,273
Trean Insurance Group Inc
(e)
220,492 3,856
Trupanion Inc
(e)
156,338 12,679
Universal Insurance Holdings Inc 1,152 16
$ 46,629
Internet - 3.63%
1-800-Flowers.com Inc
(e)
5,114 164
Anaplan Inc
(e)
97,595 5,822
Angi Inc
(e)
919,351 14,719
Boingo Wireless Inc
(e)
8,871 124
Cargurus Inc
(e)
17,336 428
CarParts.com Inc
(e)
6,369 110
ChannelAdvisor Corp
(e)
5,509 117
Cogent Communications Holdings Inc 274,333 20,715
ePlus Inc
(e)
2,244 225
Eventbrite Inc
(e)
12,700 299
EverQuote Inc
(e)
145,253 4,919
Limelight Networks Inc
(e)
24,791 78
LiveXLive Media Inc
(e)
374 2
Magnite Inc
(e)
12,124 486
MakeMyTrip Ltd
(e)
404,270 11,085
MediaAlpha Inc
(e)
158,342 7,007
Mimecast Ltd
(e)
259,809 11,280
Overstock.com Inc
(e)
6,902 562
Perficient Inc
(e)
118,869 7,799
Q2 Holdings Inc
(e)
56,497 5,877
QuinStreet Inc
(e)
3,276 66
RealReal Inc/The
(e)
432,682 10,717
Shutterstock Inc 4,322 377
Stamps.com Inc
(e)
24,921 5,118
Stitch Fix Inc
(e)
9,866 427
TechTarget Inc
(e)
4,702 361
Tucows Inc
(e)
1,849 145
Upwork Inc
(e)
18,324 844
VirnetX Holding Corp
(a)
6,764 32
Yelp Inc
(e)
2,646 104
Zix Corp
(e)
10,794 85
$ 110,094
Investment Companies - 0.06%
Grid Dynamics Holdings Inc
(e)
5,516 79
Trinity Capital Inc 125,810 1,832
$ 1,911
Leisure Products & Services - 1.14%
Acushnet Holdings Corp 1,582 67
Camping World Holdings Inc 6,481 282
Clarus Corp 334,542 6,225
Johnson Outdoors Inc 525 74
Lindblad Expeditions Holdings Inc
(e)
182,622 2,993
Malibu Boats Inc
(e)
4,160 347
Marine Products Corp 1,252 22
MasterCraft Boat Holdings Inc
(e)
3,754 107
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
OneWater Marine Inc
(e)
2,008 $ 103
Planet Fitness Inc
(e)
192,007 16,126
YETI Holdings Inc
(e)
94,865 8,104
$ 34,450
Lodging - 0.54%
Choice Hotels International Inc 76,086 8,659
Hilton Grand Vacations Inc
(e)
174,378 7,770
$ 16,429
Machinery - Construction & Mining - 0.01%
Bloom Energy Corp
(e)
16,487 428
Machinery - Diversified - 2.72%
Alamo Group Inc 1,583 249
Albany International Corp 5,006 447
Altra Industrial Motion Corp 90,210 5,323
Applied Industrial Technologies Inc 3,024 289
Cactus Inc 165,371 4,930
Chart Industries Inc
(e)
164,868 26,482
CSW Industrials Inc 2,704 366
Gencor Industries Inc
(e)
117 2
Gorman-Rupp Co/The 487 17
Hydrofarm Holdings Group Inc
(a),(e)
211,218 13,877
Ichor Holdings Ltd
(e)
5,341 298
IDEX Corp 21,366 4,790
Intevac Inc
(e)
672 4
Kadant Inc 2,257 402
Lindsay Corp 2,141 355
Middleby Corp/The
(e)
83,250 15,095
Mueller Water Products Inc - Class A 1,518 22
Ranpak Holdings Corp
(e)
464,586 8,934
Tennant Co 3,610 285
Watts Water Technologies Inc 2,402 299
Welbilt Inc
(e)
7,421 166
$ 82,632
Media - 0.01%
AMC Networks Inc
(e)
2,327 117
Gray Television Inc 5,462 111
Meredith Corp
(e)
3,964 123
Value Line Inc 109 3
WideOpenWest Inc
(e)
5,161 73
$ 427
Metal Fabrication & Hardware - 0.29%
Advanced Drainage Systems Inc 11,127 1,242
Helios Technologies Inc 2,718 197
Lawson Products Inc/DE
(e)
492 26
Omega Flex Inc 589 94
Proto Labs Inc
(e)
5,282 592
RBC Bearings Inc
(e)
4,868 971
Rexnord Corp 1,831 91
Valmont Industries Inc 21,986 5,427
$ 8,640
Mining - 0.03%
Caledonia Mining Corp PLC
(a)
719 10
Compass Minerals International Inc 6,748 458
Gatos Silver Inc
(e)
1,252 14
Novagold Resources Inc
(e)
43,756 393
United States Lime & Minerals Inc 10 2
Uranium Energy Corp
(e)
14,356 42
$ 919
Miscellaneous Manufacturers - 1.96%
Axon Enterprise Inc
(e)
66,016 10,009
Chase Corp 1,495 177
Enerpac Tool Group Corp 4,449 118
ESCO Technologies Inc 41,217 4,483
Fabrinet
(e)
7,254 621
Federal Signal Corp 10,897 451
ITT Inc 149,600 14,109
John Bean Technologies Corp 199,175 28,957
Materion Corp 1,256 89

Schedule of Investments
SmallCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Myers Industries Inc 2,734 $ 62
Raven Industries Inc 448 18
Sturm Ruger & Co Inc 2,931 190
Trinseo SA 2,427 150
$ 59,434
Office & Business Equipment - 0.00%
Pitney Bowes Inc 13,143 98
Office Furnishings - 0.00%
Interface Inc 1,873 24
Oil & Gas - 0.22%
Contango Oil & Gas Co
(e)
3,891 15
Goodrich Petroleum Corp
(e)
737 7
Magnolia Oil & Gas Corp
(e)
22,408 252
Matador Resources Co 247,490 6,512
$ 6,786
Oil & Gas Services - 0.00%
DMC Global Inc
(e)
1,416 76
Packaging & Containers - 0.01%
O-I Glass Inc
(e)
23,964 395
Pactiv Evergreen Inc 1,617 24
UFP Technologies Inc
(e)
81 4
$ 423
Pharmaceuticals - 3.05%
AcelRx Pharmaceuticals Inc
(e)
2,408 3
AdaptHealth Corp
(e)
209,846 6,098
Aduro Biotech
(e)
1,565 —
Aeglea BioTherapeutics Inc
(e)
7,626 59
Aerie Pharmaceuticals Inc
(e)
7,429 127
Agile Therapeutics Inc
(a),(e)
13,686 25
Akebia Therapeutics Inc
(e)
29,840 95
Alector Inc
(e)
9,144 178
Allovir Inc
(e)
164,060 3,877
Amneal Pharmaceuticals Inc
(e)
20,083 111
Amphastar Pharmaceuticals Inc
(e)
7,197 125
Antares Pharma Inc
(e)
33,278 126
Aquestive Therapeutics Inc
(a),(e)
3,231 13
Artana Therapeutics
(e),(f)
6,221 —
Arvinas Inc
(e)
85,424 5,889
Athenex Inc
(e)
14,347 58
Avenue Therapeutics Inc
(e)
821 4
Axcella Health Inc
(e)
1,991 8
Beyond Air Inc
(e)
2,748 17
Beyondspring Inc
(a),(e)
376,687 4,065
BioDelivery Sciences International Inc
(e)
19,005 66
Bioxcel Therapeutics Inc
(e)
115,383 3,920
Calyxt Inc
(e)
1,411 7
Cassava Sciences Inc
(e)
2,291 107
Catalyst Pharmaceuticals Inc
(e)
19,169 88
Checkpoint Therapeutics Inc
(e)
10,514 30
Chiasma Inc
(e)
10,363 31
Cidara Therapeutics Inc
(e)
5,022 11
Clovis Oncology Inc
(a),(e)
16,380 97
Coherus Biosciences Inc
(e)
308,496 4,566
Collegium Pharmaceutical Inc
(e)
178,128 3,972
Corbus Pharmaceuticals Holdings Inc
(e)
13,125 24
Corcept Therapeutics Inc
(e)
19,222 438
CorMedix Inc
(e)
5,698 49
Covetrus Inc
(e)
130,849 3,749
Cytokinetics Inc
(e)
11,509 293
Dova Pharmaceuticals Inc
(e),(f)
1,117 —
Durect Corp
(e)
43,359 82
Eagle Pharmaceuticals Inc/DE
(e)
2,104 86
Eloxx Pharmaceuticals Inc
(e)
4,033 9
Enanta Pharmaceuticals Inc
(e)
317 16
Endo International PLC
(e)
19,722 113
Eton Pharmaceuticals Inc
(a),(e)
3,458 30
Evofem Biosciences Inc
(a),(e)
14,325 21
Fennec Pharmaceuticals Inc
(e)
4,407 28
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Flexion Therapeutics Inc
(e)
9,039 $ 70
Foghorn Therapeutics Inc
(e)
1,152 13
Fortress Biotech Inc
(e)
12,609 54
Fulcrum Therapeutics Inc
(e)
3,362 38
G1 Therapeutics Inc
(e)
3,153 66
Galectin Therapeutics Inc
(a),(e)
6,247 28
Graybug Vision Inc
(a),(e)
1,190 6
Gritstone Oncology Inc
(e)
621 6
Harmony Biosciences Holdings Inc
(e)
977 29
Harpoon Therapeutics Inc
(e)
2,675 61
Harrow Health Inc
(e)
4,038 31
Heron Therapeutics Inc
(e)
17,310 303
Heska Corp
(e)
506 92
Hookipa Pharma Inc
(e)
2,648 36
Ideaya Biosciences Inc
(e)
661 14
IMARA Inc
(a),(e)
1,549 11
Intellia Therapeutics Inc
(e)
120,566 9,256
Ironwood Pharmaceuticals Inc
(e)
31,522 348
Kala Pharmaceuticals Inc
(a),(e)
8,462 65
KalVista Pharmaceuticals Inc
(e)
100,609 2,512
Kura Oncology Inc
(e)
12,538 338
La Jolla Pharmaceutical Co
(a),(e)
2,623 12
Landos Biopharma Inc
(e)
1,036 11
Lifevantage Corp
(e)
2,834 23
Madrigal Pharmaceuticals Inc
(e)
1,773 241
MannKind Corp
(e)
551,698 2,522
Marinus Pharmaceuticals Inc
(e)
5,752 85
MediciNova Inc
(a),(e)
9,009 40
Minerva Neurosciences Inc
(e)
5,354 13
Mirum Pharmaceuticals Inc
(e)
255 5
Morphic Holding Inc
(e)
2,773 154
Neoleukin Therapeutics Inc
(e)
6,352 79
NeuBase Therapeutics Inc
(e)
2,838 17
NeuroBo Pharmaceuticals Inc
(e)
596 2
Neurocrine Biosciences Inc
(e)
93,376 8,823
NexImmune Inc
(e)
998 19
Ocular Therapeutix Inc
(e)
318,845 5,861
Odonate Therapeutics Inc
(e)
3,343 11
Optinose Inc
(e)
6,079 22
Option Care Health Inc
(e)
15,831 302
ORIC Pharmaceuticals Inc
(e)
160,432 3,871
Pacira BioSciences Inc
(e)
8,422 532
Paratek Pharmaceuticals Inc
(e)
8,162 62
Passage Bio Inc
(e)
126,332 2,370
PetIQ Inc
(e)
4,222 180
PhaseBio Pharmaceuticals Inc
(e)
2,356 7
Phibro Animal Health Corp 3,732 91
PMV Pharmaceuticals Inc
(e)
2,185 74
Prestige Consumer Healthcare Inc
(e)
3,508 153
Protagonist Therapeutics Inc
(e)
6,956 201
Reata Pharmaceuticals Inc
(e)
61,311 6,217
Recro Pharma Inc
(e)
3,977 11
Relmada Therapeutics Inc
(e)
3,025 117
Revance Therapeutics Inc
(e)
233,759 6,807
Rhythm Pharmaceuticals Inc
(e)
7,527 162
Rockwell Medical Inc
(e)
12,145 12
scPharmaceuticals Inc
(e)
686 4
Seres Therapeutics Inc
(e)
11,183 233
SIGA Technologies Inc
(e)
10,764 77
Spero Therapeutics Inc
(e)
3,698 51
Supernus Pharmaceuticals Inc
(e)
2,347 71
Syros Pharmaceuticals Inc
(e)
9,319 56
TherapeuticsMD Inc
(e)
56,487 68
Tricida Inc
(e)
6,050 28
USANA Health Sciences Inc
(e)
2,283 205
Vaxcyte Inc
(a),(e)
4,520 84
Verrica Pharmaceuticals Inc
(a),(e)
2,129 28
Voyager Therapeutics Inc
(e)
5,530 27
vTv Therapeutics Inc
(e)
1,276 3

Schedule of Investments
SmallCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Xeris Pharmaceuticals Inc
(a),(e)
8,827 $ 34
Zogenix Inc
(e)
10,978 207
$ 92,373
Pipelines - 0.00%
NextDecade Corp
(e)
163 —
Real Estate - 0.08%
Alset EHome International Inc
(a),(e)
72 1
Cushman & Wakefield PLC
(e)
7,635 130
eXp World Holdings Inc
(e)
9,823 338
Fathom Holdings Inc
(e)
230 8
Legacy Housing Corp
(e)
248 4
Marcus & Millichap Inc
(e)
309 11
Maui Land & Pineapple Co Inc
(e)
381 4
McGrath RentCorp 2,702 222
Redfin Corp
(e)
19,698 1,394
RMR Group Inc/The 2,784 110
St Joe Co/The 3,284 150
$ 2,372
REITs - 1.33%
Alexander's Inc 405 112
Bluerock Residential Growth REIT Inc 1,198 11
Broadstone Net Lease Inc 911 18
CareTrust REIT Inc 2,842 69
CatchMark Timber Trust Inc 683 8
CIM Commercial Trust Corp 1,900 21
Clipper Realty Inc 1,714 14
Colony Capital Inc
(e)
436,070 3,053
Community Healthcare Trust Inc 4,518 230
Easterly Government Properties Inc 16,116 345
EastGroup Properties Inc 103,195 16,373
Four Corners Property Trust Inc 14,520 419
Gladstone Commercial Corp 1,244 26
Gladstone Land Corp 2,042 43
Indus Realty Trust Inc 443 28
Innovative Industrial Properties Inc 1,916 351
LTC Properties Inc 2,969 126
Monmouth Real Estate Investment Corp 16,579 306
National Health Investors Inc 2,853 210
National Storage Affiliates Trust 12,373 562
NETSTREIT Corp 490 10
NexPoint Residential Trust Inc 608 31
Plymouth Industrial REIT Inc 4,969 93
PS Business Parks Inc 3,971 645
QTS Realty Trust Inc 190,511 12,667
Ryman Hospitality Properties Inc
(e)
40,883 3,215
Safehold Inc 1,940 137
Saul Centers Inc 2,048 89
STAG Industrial Inc 2,615 96
Terreno Realty Corp 5,740 370
UMH Properties Inc 5,700 123
Uniti Group Inc 38,180 435
Universal Health Realty Income Trust 2,208 148
$ 40,384
Retail - 7.40%
Academy Sports & Outdoors Inc
(e)
1,156 36
America's Car-Mart Inc/TX
(e)
918 139
Asbury Automotive Group Inc
(e)
1,491 296
Aspen Aerogels Inc
(e)
200 4
Big Lots Inc 659 45
BJ's Restaurants Inc
(e)
90,736 5,534
BJ's Wholesale Club Holdings Inc
(e)
27,053 1,208
Bloomin' Brands Inc
(e)
17,293 546
Boot Barn Holdings Inc
(e)
5,166 364
Brinker International Inc
(e)
5,938 399
Casey's General Stores Inc 87,912 19,533
Children's Place Inc/The
(e)
48,477 3,798
Chuy's Holdings Inc
(e)
93,990 4,592
Cracker Barrel Old Country Store Inc 1,995 334
Dave & Buster's Entertainment Inc
(e)
3,168 145
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Denny's Corp
(e)
8,000 $ 152
Dick's Sporting Goods Inc 76,290 6,300
Dine Brands Global Inc
(e)
130 13
El Pollo Loco Holdings Inc
(e)
160 3
Envela Corp
(e)
810 3
FirstCash Inc 8,037 579
Five Below Inc
(e)
92,336 18,585
Floor & Decor Holdings Inc
(e)
133,030 14,756
Freshpet Inc
(e)
203,259 37,566
GrowGeneration Corp
(e)
8,036 350
Jack in the Box Inc 90,445 10,912
Lithia Motors Inc 46,564 17,898
Lumber Liquidators Holdings Inc
(e)
714 17
Murphy USA Inc 5,088 709
National Vision Holdings Inc
(e)
494,200 24,912
Noodles & Co
(e)
200,591 2,424
OptimizeRx Corp
(e)
3,222 163
Papa John's International Inc 5,500 532
PC Connection Inc 89 4
Petco Health & Wellness Co Inc
(a),(e)
144,120 3,404
PetMed Express Inc 3,958 117
PriceSmart Inc 263 22
RH
(e)
3,115 2,143
Ruth's Hospitality Group Inc
(e)
6,402 167
Shake Shack Inc
(e)
6,931 754
Sportsman's Warehouse Holdings Inc
(e)
8,663 152
Texas Roadhouse Inc 199,318 21,331
Tilly's Inc
(e)
137,784 1,662
Vroom Inc
(e)
183,507 8,491
Waitr Holdings Inc
(e)
16,324 40
Wingstop Inc 84,190 13,336
Winmark Corp 148 29
$ 224,499
Savings & Loans - 0.55%
Axos Financial Inc
(e)
857 39
FS Bancorp Inc 44 3
Greene County Bancorp Inc 30 1
Hingham Institution For Savings The 10 3
Investors Bancorp Inc 13,173 193
OceanFirst Financial Corp 260,882 5,964
Pacific Premier Bancorp Inc 239,078 10,526
Waterstone Financial Inc 168 3
$ 16,732
Semiconductors - 6.99%
Allegro MicroSystems Inc
(e)
633,477 15,635
Ambarella Inc
(e)
87,397 8,521
Amkor Technology Inc 3,272 66
Atomera Inc
(a),(e)
3,513 58
Axcelis Technologies Inc
(e)
6,048 251
Brooks Automation Inc 14,349 1,454
CEVA Inc
(e)
4,336 240
CMC Materials Inc 105,371 19,328
Cohu Inc
(e)
173,143 6,928
Diodes Inc
(e)
74,619 5,731
DSP Group Inc
(e)
4,272 59
Entegris Inc 128,018 14,412
FormFactor Inc
(e)
107,181 4,196
Impinj Inc
(e)
3,473 165
Intellicheck Inc
(e)
3,419 34
Lattice Semiconductor Corp
(e)
735,336 36,994
MACOM Technology Solutions Holdings Inc
(e)
448,179 25,372
MaxLinear Inc
(e)
8,098 291
MKS Instruments Inc 68,290 12,231
Onto Innovation Inc
(e)
121,643 8,335
Pixelworks Inc
(e)
7,872 23
Power Integrations Inc 11,645 964
Semtech Corp
(e)
302,008 20,458
Silicon Laboratories Inc
(e)
93,345 13,157
SiTime Corp
(e)
2,368 219

Schedule of Investments
SmallCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
SkyWater Technology Inc
(e)
55,120 $ 1,147
Synaptics Inc
(e)
110,674 15,481
Ultra Clean Holdings Inc
(e)
7,923 405
$ 212,155
Software - 10.05%
1Life Healthcare Inc
(e)
15,530 676
8x8 Inc
(e)
381,829 12,559
ACI Worldwide Inc
(e)
22,626 855
ACV Auctions Inc
(e)
154,701 5,258
Agilysys Inc
(e)
3,766 190
Akerna Corp
(a),(e)
3,374 14
Alignment Healthcare Inc
(a),(e)
202,816 5,383
Allscripts Healthcare Solutions Inc
(e)
1,633 25
Altair Engineering Inc
(e)
8,576 557
American Software Inc/GA 6,063 125
Apollo Medical Holdings Inc
(e)
4,096 122
Appfolio Inc
(e)
3,222 466
Appian Corp
(e)
7,028 852
Avaya Holdings Corp
(e)
16,524 475
Avid Technology Inc
(e)
6,242 142
Bandwidth Inc
(e)
3,789 501
Benefitfocus Inc
(e)
5,729 77
BigCommerce Holdings Inc
(e)
77,515 4,646
Blackbaud Inc
(e)
9,611 684
Blackline Inc
(e)
195,155 22,650
BM Technologies Inc
(e)
43 —
Bottomline Technologies DE Inc
(e)
8,766 426
Box Inc
(e)
28,323 603
Brightcove Inc
(e)
7,993 116
Cardlytics Inc
(e)
5,899 811
Cloudera Inc
(e)
19,707 250
CommVault Systems Inc
(e)
8,348 580
Cornerstone OnDemand Inc
(e)
12,134 537
CSG Systems International Inc 6,389 294
Daily Journal Corp
(e)
181 55
Digimarc Corp
(a),(e)
2,243 76
Digital Turbine Inc
(e)
16,637 1,255
DigitalOcean Holdings Inc
(e)
157,700 6,871
Domo Inc
(e)
5,272 339
DoubleVerify Holdings Inc
(e)
72,090 2,538
Duck Creek Technologies Inc
(e)
191,732 7,972
Dynatrace Inc
(e)
242,921 12,642
Ebix Inc 2,921 88
eGain Corp
(e)
1,041 10
Envestnet Inc
(e)
128,905 9,517
Everbridge Inc
(e)
72,170 9,578
Evolent Health Inc
(e)
2,411 52
Health Catalyst Inc
(e)
256,401 14,846
IBEX Holdings Ltd
(e)
221 5
Immersion Corp
(e)
2,429 21
Inovalon Holdings Inc
(e)
14,752 446
Intelligent Systems Corp
(a),(e)
1,561 60
J2 Global Inc
(e)
8,566 1,036
Jamf Holding Corp
(e)
86,140 3,146
LivePerson Inc
(e)
12,315 673
Manhattan Associates Inc
(e)
106,620 14,633
ManTech International Corp/VA 134,476 11,478
MicroStrategy Inc
(e)
907 596
Model N Inc
(e)
163,033 6,486
NantHealth Inc
(e)
5,235 13
Nuance Communications Inc
(e)
245,398 13,048
ON24 Inc
(e)
81,233 3,574
Outset Medical Inc
(e)
156,314 9,366
Park City Group Inc
(e)
310 2
PDF Solutions Inc
(e)
5,415 96
Phreesia Inc
(e)
202,551 10,482
Privia Health Group Inc
(e)
46,372 1,684
Progress Software Corp 8,750 382
PROS Holdings Inc
(e)
190,494 8,188
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
QAD Inc
(a)
2,378 $ 168
Rackspace Technology Inc
(e)
5,815 145
Red Violet Inc
(a),(e)
1,373 29
Sailpoint Technologies Holdings Inc
(e)
172,899 8,442
Sapiens International Corp NV 5,558 180
Schrodinger Inc/United States
(e)
5,944 453
Simulations Plus Inc 3,000 189
Smartsheet Inc
(e)
173,066 10,263
Smith Micro Software Inc
(e)
6,074 34
Sprout Social Inc
(e)
5,504 365
SPS Commerce Inc
(e)
7,016 719
Sumo Logic Inc
(e)
164,749 3,211
SVMK Inc
(e)
24,262 436
Tabula Rasa HealthCare Inc
(e)
4,240 202
Upland Software Inc
(e)
5,249 260
Verint Systems Inc
(e)
5,746 279
Veritone Inc
(e)
5,218 126
Verra Mobility Corp
(e)
26,415 355
Viant Technology Inc
(e)
1,689 55
Workiva Inc
(e)
297,680 27,981
Xperi Holding Corp 1,259 26
Yext Inc
(e)
20,862 291
Zuora Inc
(e)
660,232 10,696
Zynga Inc
(e)
2,651,791 28,692
$ 304,725
Telecommunications - 0.61%
A10 Networks Inc
(e)
12,133 105
Anterix Inc
(e)
2,263 107
ATN International Inc 74 3
CalAmp Corp
(e)
4,551 63
Calix Inc
(e)
10,397 440
Cambium Networks Corp
(e)
1,600 96
Casa Systems Inc
(e)
6,256 49
Cincinnati Bell Inc
(e)
3,509 54
Clearfield Inc
(e)
2,207 76
Consolidated Communications Holdings Inc
(e)
891 6
Extreme Networks Inc
(e)
23,894 272
Gogo Inc
(a),(e)
10,734 112
GTT Communications Inc
(a),(e)
5,941 10
HC2 Holdings Inc
(e)
11,084 46
IDT Corp - Class B
(e)
2,576 62
Infinera Corp
(e)
843,085 7,773
Inseego Corp
(a),(e)
14,071 125
InterDigital Inc 1,909 132
Iridium Communications Inc
(e)
15,337 583
Loral Space & Communications Inc 429 17
NeoPhotonics Corp
(e)
7,154 67
Ooma Inc
(e)
4,451 74
ORBCOMM Inc
(e)
1,913 22
Plantronics Inc
(e)
2,274 91
Resonant Inc
(e)
9,344 30
Shenandoah Telecommunications Co 9,519 450
Viavi Solutions Inc
(e)
446,605 7,307
Vonage Holdings Corp
(e)
26,024 353
$ 18,525
Textiles - 0.00%
UniFirst Corp/MA 166 37
Transportation - 1.20%
Air Transport Services Group Inc
(e)
11,614 306
Ardmore Shipping Corp
(e)
586 2
Atlas Air Worldwide Holdings Inc
(e)
298 20
CryoPort Inc
(e)
7,880 446
Daseke Inc
(e)
9,742 74
Dorian LPG Ltd
(e)
1,072 14
Echo Global Logistics Inc
(e)
133,550 4,367
Forward Air Corp 56,826 5,017
Knight-Swift Transportation Holdings Inc 129,862 6,119
Marten Transport Ltd 5,838 98
PAM Transportation Services Inc
(e)
26 1

Schedule of Investments
SmallCap Growth Fund I
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Saia Inc
(e)
82,571 $ 19,363
Universal Logistics Holdings Inc 880 22
Werner Enterprises Inc 10,487 485
$ 36,334
Water - 0.06%
American States Water Co 7,286 577
Artesian Resources Corp 59 2
California Water Service Group 9,011 529
Global Water Resources Inc 2,195 38
Middlesex Water Co 3,369 276
SJW Group 2,829 186
York Water Co/The 2,632 136
$ 1,744
TOTAL COMMON STOCKS $ 2,937,727
Total Investments $ 3,060,594
Other Assets and Liabilities -  (0.90)% (27,425)
TOTAL NET ASSETS - 100.00% $ 3,033,169
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $37,236 or 1.23% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $38,621 or 1.27% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 31.11%
Technology 20.26%
Consumer, Cyclical 16.45%
Industrial 14.86%
Financial 7.72%
Communications 4.26%
Money Market Funds 3.85%
Basic Materials 1.06%
Energy 0.87%
Utilities 0.26%
Investment Companies 0.20%
Other Assets and Liabilities
(0.90)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 98,344 $ 1,062,8 90 $ 1,051,505 $ 109,72 9
$ 98,344 $ 1,062,8 90 $ 1,051,505 $ 109,72 9
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2021 Long 118 $ 13,343 $ 114
Total $ 114
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .76 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .11%
iShares Core S&P Small-Cap ETF 14,044 $ 1,552
Money Market Funds - 3 .65%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
4,706,272 4,706
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
49,208,614 49,209
$ 53,915
TOTAL INVESTMENT COMPANIES $ 55,467
COMMON STOCKS - 97 .37 % Shares Held Value (000's)
Aerospace & Defense - 1 .42%
AAR Corp
(d)
45,845 $ 1,845
Aerojet Rocketdyne Holdings Inc 99,644 4,655
AeroVironment Inc
(d)
31,033 3,425
Barnes Group Inc 64,395 3,215
Kaman Corp 38,323 2,044
Moog Inc 40,573 3,512
National Presto Industries Inc 7,182 739
Park Aerospace Corp 25,912 350
Triumph Group Inc
(d)
72,177 1,221
$ 21,006
Agriculture - 0 .45%
Andersons Inc/The 42,664 1,225
Fresh Del Monte Produce Inc 41,901 1,182
Universal Corp/VA 33,879 1,905
Vector Group Ltd 176,862 2,308
$ 6,620
Airlines - 0 .64%
Allegiant Travel Co
(d)
18,149 4,278
Hawaiian Holdings Inc
(d)
66,954 1,681
SkyWest Inc
(d)
69,573 3,455
$ 9,414
Apparel - 1 .74%
Crocs Inc
(d)
90,434 9,054
Fossil Group Inc
(d)
64,731 835
Kontoor Brands Inc 65,014 4,085
Oxford Industries Inc 23,334 2,129
Steven Madden Ltd 106,919 4,349
Unifi Inc
(d)
20,687 559
Wolverine World Wide Inc 113,981 4,755
$ 25,766
Automobile Manufacturers - 0 .09%
Wabash National Corp 71,939 1,267
Automobile Parts & Equipment - 1 .41%
American Axle & Manufacturing Holdings Inc
(d)
156,567 1,453
Cooper Tire & Rubber Co 69,702 3,972
Cooper-Standard Holdings Inc
(d)
23,351 678
Dorman Products Inc
(d)
39,576 3,925
Gentherm Inc
(d)
45,526 3,242
Meritor Inc
(d)
100,238 2,709
Methode Electronics Inc 53,130 2,387
Motorcar Parts of America Inc
(d)
26,334 569
Standard Motor Products Inc 27,807 1,191
Titan International Inc
(d)
69,647 752
$ 20,878
Banks - 9 .31%
Allegiance Bancshares Inc 25,692 1,017
Ameris Bancorp 96,209 5,204
BancFirst Corp 25,796 1,793
BankUnited Inc 128,330 5,981
Banner Corp 48,584 2,762
Cadence BanCorp 171,992 3,827
Central Pacific Financial Corp 38,947 1,050
City Holding Co 21,744 1,683
Columbia Banking System Inc 98,993 4,309
Community Bank System Inc 74,177 5,758
Customers Bancorp Inc
(d)
40,590 1,401
CVB Financial Corp 176,502 3,744
Dime Community Bancshares Inc 48,395 1,603
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Eagle Bancorp Inc 43,923 $ 2,346
FB Financial Corp 43,069 1,807
First BanCorp/Puerto Rico 301,577 3,791
First Bancorp/Southern Pines NC 39,376 1,670
First Commonwealth Financial Corp 132,889 1,926
First Financial Bancorp 134,566 3,298
First Hawaiian Inc 180,920 4,968
First Midwest Bancorp Inc/IL 158,462 3,323
Flagstar Bancorp Inc 65,520 3,049
Great Western Bancorp Inc 76,151 2,517
Hanmi Financial Corp 42,449 862
Heritage Financial Corp/WA 49,632 1,395
Hilltop Holdings Inc 89,728 3,158
HomeStreet Inc 30,110 1,230
Hope Bancorp Inc 170,349 2,557
Independent Bank Corp 45,629 3,737
Independent Bank Group Inc 50,736 3,831
Meta Financial Group Inc 44,566 2,195
National Bank Holdings Corp 42,347 1,690
NBT Bancorp Inc 60,226 2,282
OFG Bancorp 71,022 1,682
Old National Bancorp/IN 228,947 4,327
Park National Corp 19,615 2,454
Preferred Bank/Los Angeles CA 18,741 1,228
Renasant Corp 77,719 3,274
S&T Bancorp Inc 54,302 1,789
Seacoast Banking Corp of Florida 76,352 2,775
ServisFirst Bancshares Inc 65,026 4,112
Simmons First National Corp 149,369 4,257
Southside Bancshares Inc 43,006 1,727
Tompkins Financial Corp 16,769 1,310
Triumph Bancorp Inc
(d)
31,286 2,773
TrustCo Bank Corp NY 133,264 975
United Community Banks Inc/GA 119,864 3,922
Veritex Holdings Inc 68,301 2,307
Walker & Dunlop Inc 40,530 4,493
Westamerica BanCorp 37,046 2,349
$ 137,518
Beverages - 0 .45%
Celsius Holdings Inc
(d)
37,078 2,125
Coca-Cola Consolidated Inc 6,414 1,881
MGP Ingredients Inc 18,239 1,096
National Beverage Corp
(e)
32,231 1,566
$ 6,668
Biotechnology - 1 .51%
ANI Pharmaceuticals Inc
(d)
13,310 443
Cara Therapeutics Inc
(d)
59,278 768
Innoviva Inc
(d)
86,873 995
Myriad Genetics Inc
(d)
103,935 3,141
NeoGenomics Inc
(d)
161,602 7,917
REGENXBIO Inc
(d)
48,157 1,670
Vericel Corp
(d),(e)
63,505 3,964
Xencor Inc
(d)
80,075 3,408
$ 22,306
Building Materials - 2 .30%
AAON Inc 56,362 3,686
American Woodmark Corp
(d)
23,495 2,337
Apogee Enterprises Inc 35,942 1,263
Boise Cascade Co 54,177 3,615
Gibraltar Industries Inc
(d)
45,012 4,135
Griffon Corp 62,452 1,694
Patrick Industries Inc 30,585 2,740
PGT Innovations Inc
(d)
82,107 2,162
SPX Corp
(d)
62,293 3,779
UFP Industries Inc 84,586 7,108
US Concrete Inc
(d)
22,016 1,396
$ 33,915

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 2 .49%
AdvanSix Inc
(d)
38,741 $ 1,127
American Vanguard Corp 36,833 729
Balchem Corp 44,766 5,694
Ferro Corp
(d)
113,849 1,897
GCP Applied Technologies Inc
(d)
66,656 1,712
Hawkins Inc 26,102 870
HB Fuller Co 71,989 4,810
Innospec Inc 33,995 3,311
Koppers Holdings Inc
(d)
29,158 969
Kraton Corp
(d)
44,047 1,575
Quaker Chemical Corp 18,259 4,425
Rayonier Advanced Materials Inc
(d)
87,559 796
Rogers Corp
(d)
25,843 5,061
Stepan Co 29,510 3,856
$ 36,832
Coal - 0 .15%
CONSOL Energy Inc
(d)
41,385 363
SunCoke Energy Inc 114,432 772
Warrior Met Coal Inc 70,953 1,125
$ 2,260
Commercial Services - 4 .15%
Aaron's Co Inc/The 47,267 1,460
ABM Industries Inc 92,698 4,766
Alarm.com Holdings Inc
(d)
62,357 5,597
American Public Education Inc
(d)
25,711 783
AMN Healthcare Services Inc
(d)
65,200 5,170
Arlo Technologies Inc
(d)
111,249 682
Cardtronics PLC
(d)
49,931 1,939
CoreCivic Inc
(d)
165,331 1,285
CorVel Corp
(d)
12,600 1,474
Cross Country Healthcare Inc
(d)
48,211 642
Deluxe Corp 58,081 2,557
EVERTEC Inc 82,743 3,301
Forrester Research Inc
(d)
15,201 660
Green Dot Corp
(d)
74,671 3,417
Heidrick & Struggles International Inc 26,754 1,132
Kelly Services Inc
(d)
46,175 1,157
Korn Ferry 74,622 5,066
Medifast Inc 16,271 3,695
Monro Inc 46,194 3,261
Perdoceo Education Corp
(d)
96,819 1,129
R1 RCM Inc
(d)
169,562 4,626
Rent-A-Center Inc/TX 67,678 3,895
Resources Connection Inc 42,229 596
Team Inc
(d)
42,326 418
TrueBlue Inc
(d)
49,039 1,388
Viad Corp
(d)
28,282 1,178
$ 61,274
Computers - 1 .76%
3D Systems Corp
(d)
171,555 3,695
Cubic Corp 43,882 3,284
Diebold Nixdorf Inc
(d)
108,036 1,622
ExlService Holdings Inc
(d)
46,261 4,274
Insight Enterprises Inc
(d)
48,511 4,869
OneSpan Inc
(d)
46,886 1,257
Sykes Enterprises Inc
(d)
54,745 2,399
TTEC Holdings Inc 25,189 2,562
Unisys Corp
(d)
87,121 2,091
$ 26,053
Consumer Products - 0 .63%
Central Garden & Pet Co
(d)
13,473 730
Central Garden & Pet Co - A Shares
(d)
54,258 2,673
Quanex Building Products Corp 46,487 1,269
WD-40 Co 18,917 4,705
$ 9,377
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0 .42%
Edgewell Personal Care Co 75,008 $ 2,865
elf Beauty Inc
(d)
53,109 1,607
Inter Parfums Inc 24,483 1,802
$ 6,274
Distribution & Wholesale - 0 .84%
Core-Mark Holding Co Inc 62,413 2,657
G-III Apparel Group Ltd
(d)
60,145 1,954
Resideo Technologies Inc
(d)
197,806 5,936
ScanSource Inc
(d)
35,173 1,063
Veritiv Corp
(d)
17,219 721
$ 12,331
Diversified Financial Services - 1 .64%
B Riley Financial Inc 24,428 1,742
Blucora Inc
(d)
66,686 960
Boston Private Financial Holdings Inc 113,914 1,677
Brightsphere Investment Group Inc 82,294 1,852
Encore Capital Group Inc
(d)
43,318 1,704
Enova International Inc
(d)
50,148 1,717
EZCORP Inc
(d)
72,728 410
Greenhill & Co Inc 20,221 307
Mr Cooper Group Inc
(d)
97,662 3,367
Piper Sandler Cos 19,038 2,208
PRA Group Inc
(d)
63,008 2,374
StoneX Group Inc
(d)
22,803 1,448
Virtus Investment Partners Inc 9,852 2,694
WisdomTree Investments Inc 155,276 1,054
World Acceptance Corp
(d)
5,454 713
$ 24,227
Electric - 0 .38%
Avista Corp 95,718 4,405
Unitil Corp 20,755 1,196
$ 5,601
Electrical Components & Equipment - 0 .24%
Encore Wire Corp 28,512 2,129
Insteel Industries Inc 26,691 1,018
Powell Industries Inc 12,262 432
$ 3,579
Electronics - 2 .92%
Advanced Energy Industries Inc 52,929 5,839
Applied Optoelectronics Inc
(d),(e)
33,943 251
Badger Meter Inc 40,278 3,762
Bel Fuse Inc 14,115 281
Benchmark Electronics Inc 50,201 1,507
Brady Corp 67,007 3,657
Comtech Telecommunications Corp 36,002 863
FARO Technologies Inc
(d)
24,900 1,889
Itron Inc
(d)
61,243 5,508
Knowles Corp
(d)
126,759 2,649
Mesa Laboratories Inc 6,737 1,675
OSI Systems Inc
(d)
23,099 2,231
Plexus Corp
(d)
39,827 3,682
Sanmina Corp
(d)
89,726 3,664
SMART Global Holdings Inc
(d)
19,512 900
TTM Technologies Inc
(d)
137,221 2,058
Vicor Corp
(d)
29,313 2,704
$ 43,120
Energy - Alternate Sources - 0 .42%
FutureFuel Corp 35,665 453
Green Plains Inc
(d)
58,300 1,737
Renewable Energy Group Inc
(d)
61,231 3,400
REX American Resources Corp
(d)
7,287 588
$ 6,178
Engineering & Construction - 1 .39%
Aegion Corp
(d)
42,296 1,273
Arcosa Inc 66,578 4,014
Comfort Systems USA Inc 50,006 4,119
Exponent Inc 71,591 6,896
Granite Construction Inc 63,123 2,405

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
MYR Group Inc
(d)
23,201 $ 1,807
$ 20,514
Entertainment - 0 .09%
Monarch Casino & Resort Inc
(d)
17,823 1,344
Environmental Control - 0 .26%
Harsco Corp
(d)
109,067 1,956
US Ecology Inc
(d)
43,531 1,848
$ 3,804
Food - 1 .39%
B&G Foods Inc
(e)
89,374 2,608
Calavo Growers Inc 22,994 1,797
Cal-Maine Foods Inc 51,648 1,930
Chefs' Warehouse Inc/The
(d)
44,305 1,428
J & J Snack Foods Corp 20,722 3,411
John B Sanfilippo & Son Inc 12,257 1,077
Seneca Foods Corp - Class A
(d)
9,253 426
Simply Good Foods Co/The
(d)
116,406 4,022
SpartanNash Co 49,937 967
United Natural Foods Inc
(d)
77,574 2,859
$ 20,525
Forest Products & Paper - 0 .60%
Clearwater Paper Corp
(d)
22,947 768
Domtar Corp
(d)
76,106 3,000
Glatfelter Corp 61,313 902
Mercer International Inc 54,615 901
Neenah Inc 23,269 1,237
Schweitzer-Mauduit International Inc 43,415 1,983
$ 8,791
Gas - 0 .58%
Chesapeake Utilities Corp 24,148 2,862
Northwest Natural Holding Co 42,298 2,281
South Jersey Industries Inc 139,044 3,441
$ 8,584
Hand & Machine Tools - 0 .29%
Franklin Electric Co Inc 53,030 4,310
Healthcare - Products - 3 .55%
AngioDynamics Inc
(d)
52,464 1,275
Cardiovascular Systems Inc
(d)
55,543 2,239
CONMED Corp 39,996 5,637
CryoLife Inc
(d)
53,836 1,571
Cutera Inc
(d)
24,368 732
Glaukos Corp
(d)
63,272 5,958
Hanger Inc
(d)
52,718 1,314
Inogen Inc
(d)
25,520 1,669
Integer Holdings Corp
(d)
45,545 4,276
Invacare Corp
(d)
47,567 429
Lantheus Holdings Inc
(d)
92,545 2,193
LeMaitre Vascular Inc 23,332 1,224
Luminex Corp 60,004 2,202
Meridian Bioscience Inc
(d)
59,624 1,167
Merit Medical Systems Inc
(d)
67,727 4,307
Natus Medical Inc
(d)
46,811 1,196
Omnicell Inc
(d)
59,480 8,626
OraSure Technologies Inc
(d)
99,424 910
Orthofix Medical Inc
(d)
26,964 1,196
Surmodics Inc
(d)
19,011 1,017
Tactile Systems Technology Inc
(d)
26,959 1,545
Varex Imaging Corp
(d)
54,172 1,286
Zynex Inc
(d),(e)
26,931 398
$ 52,367
Healthcare - Services - 2 .18%
Addus HomeCare Corp
(d)
20,778 2,198
Community Health Systems Inc
(d)
168,369 1,877
Ensign Group Inc/The 71,050 6,100
Fulgent Genetics Inc
(d),(e)
24,339 1,874
Magellan Health Inc
(d)
31,935 3,008
MEDNAX Inc
(d)
118,338 3,115
ModivCare Inc
(d)
17,062 2,390
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Pennant Group Inc/The
(d)
35,151 $ 1,421
RadNet Inc
(d)
59,227 1,323
Select Medical Holdings Corp
(d)
149,071 5,623
Tivity Health Inc
(d)
52,299 1,265
US Physical Therapy Inc 17,761 1,997
$ 32,191
Home Builders - 2 .46%
Cavco Industries Inc
(d)
11,814 2,474
Century Communities Inc
(d)
40,102 2,965
Installed Building Products Inc 31,113 4,189
LCI Industries 34,769 5,094
LGI Homes Inc
(d)
30,384 5,037
M/I Homes Inc
(d)
40,227 2,805
MDC Holdings Inc 76,482 4,487
Meritage Homes Corp
(d)
51,840 5,515
Winnebago Industries Inc 46,646 3,729
$ 36,295
Home Furnishings - 0 .71%
Daktronics Inc
(d)
50,955 314
Ethan Allen Interiors Inc 30,264 869
iRobot Corp
(d)
38,970 4,240
Sleep Number Corp
(d)
35,067 3,924
Universal Electronics Inc
(d)
19,084 1,085
$ 10,432
Housewares - 0 .11%
Tupperware Brands Corp
(d)
67,956 1,656
Insurance - 2 .79%
Ambac Financial Group Inc
(d)
63,361 1,087
American Equity Investment Life Holding Co 118,695 3,677
AMERISAFE Inc 26,715 1,659
Assured Guaranty Ltd 105,833 5,382
eHealth Inc
(d)
35,838 2,535
Employers Holdings Inc 39,257 1,589
Genworth Financial Inc
(d)
699,530 3,022
HCI Group Inc 8,599 631
Horace Mann Educators Corp 57,244 2,296
James River Group Holdings Ltd 42,517 2,003
NMI Holdings Inc
(d)
117,883 3,046
Palomar Holdings Inc
(d)
29,985 2,110
ProAssurance Corp 74,473 1,862
Safety Insurance Group Inc 19,554 1,604
SiriusPoint Ltd
(d)
117,686 1,245
Stewart Information Services Corp 36,972 2,168
Trupanion Inc
(d)
45,821 3,716
United Fire Group Inc 29,815 902
United Insurance Holdings Corp 28,574 160
Universal Insurance Holdings Inc 39,243 547
$ 41,241
Internet - 1 .53%
Cogent Communications Holdings Inc 58,518 4,419
ePlus Inc
(d)
18,661 1,873
HealthStream Inc
(d)
34,818 841
Liquidity Services Inc
(d)
37,159 666
Perficient Inc
(d)
45,647 2,995
QuinStreet Inc
(d)
67,761 1,373
Shutterstock Inc 30,564 2,665
Stamps.com Inc
(d)
25,389 5,214
TechTarget Inc
(d)
32,663 2,505
$ 22,551
Iron & Steel - 0 .45%
Allegheny Technologies Inc
(d)
175,268 4,077
Carpenter Technology Corp 66,369 2,513
$ 6,590
Leisure Products & Services - 0 .43%
Callaway Golf Co 130,236 3,771
Vista Outdoor Inc
(d)
80,598 2,628
$ 6,399

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0 .04%
Marcus Corp/The
(d)
32,491 $ 648
Machinery - Construction & Mining - 0 .16%
Astec Industries Inc 31,250 2,344
Machinery - Diversified - 2 .43%
Alamo Group Inc 13,645 2,146
Albany International Corp 42,427 3,786
Applied Industrial Technologies Inc 53,565 5,124
Chart Industries Inc
(d)
49,124 7,891
CIRCOR International Inc
(d)
27,640 950
DXP Enterprises Inc/TX
(d)
22,619 662
Ichor Holdings Ltd
(d)
38,775 2,163
Lindsay Corp 15,015 2,489
SPX FLOW Inc 58,248 3,879
Tennant Co 25,589 2,019
Watts Water Technologies Inc 37,964 4,728
$ 35,837
Media - 0 .52%
AMC Networks Inc
(d)
41,425 2,083
EW Scripps Co/The 79,113 1,710
Gannett Co Inc
(d)
182,518 829
Meredith Corp
(d)
56,060 1,743
Scholastic Corp 41,504 1,259
$ 7,624
Metal Fabrication & Hardware - 0 .87%
AZZ Inc 35,052 1,845
Mueller Industries Inc 78,931 3,542
Olympic Steel Inc 12,550 365
Proto Labs Inc
(d)
38,147 4,275
Standex International Corp 17,077 1,619
TimkenSteel Corp
(d)
52,440 630
Tredegar Corp 35,645 521
$ 12,797
Mining - 0 .76%
Arconic Corp
(d)
135,278 3,869
Century Aluminum Co
(d)
69,693 1,091
Kaiser Aluminum Corp 21,852 2,633
Livent Corp
(d)
202,599 3,651
$ 11,244
Miscellaneous Manufacturers - 2 .66%
Enerpac Tool Group Corp 82,738 2,201
EnPro Industries Inc 28,430 2,435
ESCO Technologies Inc 35,984 3,914
Fabrinet
(d)
50,954 4,363
Federal Signal Corp 83,660 3,466
Haynes International Inc 17,525 512
Hillenbrand Inc 103,719 5,091
John Bean Technologies Corp 43,850 6,375
Lydall Inc
(d)
23,447 864
Materion Corp 28,096 1,989
Myers Industries Inc 49,507 1,117
Raven Industries Inc 49,549 2,013
Sturm Ruger & Co Inc 24,247 1,574
Trinseo SA 53,122 3,289
$ 39,203
Office & Business Equipment - 0 .12%
Pitney Bowes Inc 239,453 1,789
Office Furnishings - 0 .24%
HNI Corp 59,335 2,512
Interface Inc 81,039 1,041
$ 3,553
Oil & Gas - 2 .18%
Bonanza Creek Energy Inc 25,630 848
Callon Petroleum Co
(d),(e)
63,780 2,385
Helmerich & Payne Inc 149,048 3,820
Laredo Petroleum Inc
(d)
12,457 505
Matador Resources Co 151,679 3,991
Nabors Industries Ltd
(d),(e)
8,950 723
Par Pacific Holdings Inc
(d)
55,231 839
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Patterson-UTI Energy Inc 259,438 $ 1,754
PBF Energy Inc
(d)
132,779 1,883
PDC Energy Inc
(d)
137,890 5,034
Penn Virginia Corp
(d)
21,005 286
Range Resources Corp
(d)
357,325 3,509
SM Energy Co 147,466 2,330
Southwestern Energy Co
(d)
894,770 3,821
Talos Energy Inc
(d)
43,804 490
$ 32,218
Oil & Gas Services - 0 .96%
Archrock Inc 177,360 1,657
Bristow Group Inc
(d)
32,024 847
Core Laboratories NV 61,598 1,736
DMC Global Inc
(d)
21,265 1,148
Dril-Quip Inc
(d)
48,959 1,501
Helix Energy Solutions Group Inc
(d)
195,780 840
Matrix Service Co
(d)
36,635 484
NOW Inc
(d)
151,946 1,492
Oceaneering International Inc
(d)
137,236 1,475
Oil States International Inc
(d)
84,357 473
ProPetro Holding Corp
(d)
112,717 1,086
RPC Inc
(d)
80,528 391
US Silica Holdings Inc
(d)
102,672 1,093
$ 14,223
Packaging & Containers - 0 .37%
Matthews International Corp 43,773 1,811
O-I Glass Inc
(d)
217,800 3,592
$ 5,403
Pharmaceuticals - 2 .51%
Amphastar Pharmaceuticals Inc
(d)
50,548 880
Anika Therapeutics Inc
(d)
19,802 796
Coherus Biosciences Inc
(d)
88,523 1,310
Collegium Pharmaceutical Inc
(d)
48,030 1,071
Corcept Therapeutics Inc
(d)
145,903 3,325
Covetrus Inc
(d)
137,425 3,937
Cytokinetics Inc
(d)
98,270 2,500
Eagle Pharmaceuticals Inc/DE
(d)
16,026 654
Enanta Pharmaceuticals Inc
(d)
24,810 1,259
Endo International PLC
(d)
318,536 1,825
Heska Corp
(d)
13,676 2,498
Lannett Co Inc
(d)
47,072 206
Owens & Minor Inc 101,571 3,666
Pacira BioSciences Inc
(d)
60,614 3,830
Phibro Animal Health Corp 28,037 687
Prestige Consumer Healthcare Inc
(d)
68,911 3,002
Spectrum Pharmaceuticals Inc
(d)
201,653 627
Supernus Pharmaceuticals Inc
(d)
73,136 2,227
USANA Health Sciences Inc
(d)
16,426 1,478
Vanda Pharmaceuticals Inc
(d)
75,844 1,259
$ 37,037
Real Estate - 0 .46%
Marcus & Millichap Inc
(d)
33,215 1,173
RE/MAX Holdings Inc 25,671 943
Realogy Holdings Corp
(d)
159,609 2,758
St Joe Co/The 43,128 1,975
$ 6,849
REITs - 8 .17%
Acadia Realty Trust 119,239 2,491
Agree Realty Corp 87,712 6,171
Alexander & Baldwin Inc 100,052 1,834
American Assets Trust Inc 69,363 2,431
Apollo Commercial Real Estate Finance Inc 177,801 2,704
Armada Hoffler Properties Inc 81,941 1,117
ARMOUR Residential REIT Inc 90,225 1,122
Brandywine Realty Trust 235,809 3,191
Capstead Mortgage Corp 133,748 867
CareTrust REIT Inc 132,519 3,204
Centerspace 17,933 1,262
Chatham Lodging Trust
(d)
64,970 901

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Community Healthcare Trust Inc 31,189 $ 1,588
DiamondRock Hospitality Co
(d)
290,305 3,025
Diversified Healthcare Trust 329,270 1,454
Easterly Government Properties Inc 113,495 2,432
Essential Properties Realty Trust Inc 157,684 4,130
Four Corners Property Trust Inc 105,176 3,036
Franklin Street Properties Corp 133,488 705
GEO Group Inc/The 167,637 924
Getty Realty Corp 50,787 1,604
Global Net Lease Inc 125,165 2,403
Granite Point Mortgage Trust Inc 76,155 1,008
Hersha Hospitality Trust
(d)
50,457 583
Independence Realty Trust Inc 140,757 2,370
Industrial Logistics Properties Trust 90,241 2,238
Innovative Industrial Properties Inc 33,063 6,055
Invesco Mortgage Capital Inc 318,978 1,244
iStar Inc 102,086 1,890
Kite Realty Group Trust 116,486 2,424
KKR Real Estate Finance Trust Inc 37,662 795
Lexington Realty Trust 383,562 4,695
LTC Properties Inc 54,231 2,306
Mack-Cali Realty Corp 119,112 1,949
National Storage Affiliates Trust 88,751 4,033
New York Mortgage Trust Inc 524,389 2,407
NexPoint Residential Trust Inc 31,177 1,564
Office Properties Income Trust 66,772 1,853
PennyMac Mortgage Investment Trust 135,295 2,713
Ready Capital Corp 80,596 1,169
Redwood Trust Inc 154,900 1,721
Retail Opportunity Investments Corp 163,239 2,873
Retail Properties of America Inc 296,580 3,479
RPT Realty 112,247 1,427
Safehold Inc 19,870 1,405
Saul Centers Inc 17,862 771
SITE Centers Corp 230,455 3,399
Summit Hotel Properties Inc
(d)
146,083 1,486
Tanger Factory Outlet Centers Inc 129,307 2,256
Uniti Group Inc 321,847 3,669
Universal Health Realty Income Trust 17,699 1,185
Urstadt Biddle Properties Inc 41,596 756
Washington Real Estate Investment Trust 116,853 2,713
Whitestone REIT 55,181 539
Xenia Hotels & Resorts Inc
(d)
157,243 3,055
$ 120,626
Retail - 7 .66%
Abercrombie & Fitch Co
(d)
86,231 3,233
America's Car-Mart Inc/TX
(d)
8,499 1,282
Asbury Automotive Group Inc
(d)
26,713 5,305
Barnes & Noble Education Inc
(d),(e)
42,036 333
Bed Bath & Beyond Inc
(d)
167,510 4,241
Big Lots Inc 46,669 3,217
BJ's Restaurants Inc
(d)
32,043 1,954
Bloomin' Brands Inc
(d)
110,941 3,506
Boot Barn Holdings Inc
(d)
40,084 2,828
Brinker International Inc
(d)
62,823 4,217
Buckle Inc/The 39,602 1,661
Caleres Inc 52,385 1,221
Cato Corp/The
(d)
27,208 365
Cheesecake Factory Inc/The
(d)
58,265 3,647
Chico's FAS Inc
(d)
165,715 497
Children's Place Inc/The
(d)
20,159 1,579
Chuy's Holdings Inc
(d)
27,217 1,330
Conn's Inc
(d)
26,636 539
Dave & Buster's Entertainment Inc
(d)
65,839 3,006
Designer Brands Inc
(d)
81,313 1,439
Dine Brands Global Inc
(d)
23,001 2,223
El Pollo Loco Holdings Inc
(d)
26,191 444
Fiesta Restaurant Group Inc
(d)
24,334 359
GameStop Corp
(d),(e)
75,625 13,128
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Genesco Inc
(d)
19,683 $ 984
GMS Inc
(d)
59,212 2,588
Group 1 Automotive Inc 23,508 3,859
Guess? Inc 51,876 1,403
Haverty Furniture Cos Inc 23,078 1,072
Hibbett Sports Inc
(d)
22,938 1,822
La-Z-Boy Inc 63,980 2,845
Lumber Liquidators Holdings Inc
(d)
39,953 958
Macy's Inc
(d)
429,089 7,114
MarineMax Inc
(d)
30,591 1,738
Movado Group Inc 22,919 719
ODP Corp/The
(d)
73,966 2,990
PC Connection Inc 15,193 689
PetMed Express Inc 28,013 824
PriceSmart Inc 32,284 2,713
Red Robin Gourmet Burgers Inc
(d)
21,523 783
Regis Corp
(d)
33,629 435
Ruth's Hospitality Group Inc
(d)
44,005 1,149
Sally Beauty Holdings Inc
(d)
155,901 3,129
Shake Shack Inc
(d)
50,150 5,454
Shoe Carnival Inc 11,890 713
Signet Jewelers Ltd
(d)
72,330 4,322
Sonic Automotive Inc 32,319 1,595
Vera Bradley Inc
(d)
30,476 338
Zumiez Inc
(d)
28,865 1,240
$ 113,030
Savings & Loans - 1 .99%
Axos Financial Inc
(d)
70,990 3,205
Banc of California Inc 61,664 1,104
Berkshire Hills Bancorp Inc 70,528 1,565
Brookline Bancorp Inc 107,985 1,739
Capitol Federal Financial Inc 178,396 2,306
Investors Bancorp Inc 311,102 4,555
Northfield Bancorp Inc 64,935 1,051
Northwest Bancshares Inc 175,435 2,463
Pacific Premier Bancorp Inc 130,309 5,737
Provident Financial Services Inc 99,974 2,356
WSFS Financial Corp 65,636 3,353
$ 29,434
Semiconductors - 3 .07%
Axcelis Technologies Inc
(d)
46,616 1,936
CEVA Inc
(d)
31,515 1,747
Cohu Inc
(d)
65,145 2,606
CTS Corp 44,703 1,454
Diodes Inc
(d)
58,138 4,466
DSP Group Inc
(d)
30,326 421
FormFactor Inc
(d)
107,446 4,207
Kulicke & Soffa Industries Inc 85,787 4,877
MaxLinear Inc
(d)
93,744 3,374
Onto Innovation Inc
(d)
67,482 4,624
Photronics Inc
(d)
87,637 1,113
Power Integrations Inc 82,991 6,872
Rambus Inc
(d)
154,403 2,931
Ultra Clean Holdings Inc
(d)
60,513 3,090
Veeco Instruments Inc
(d)
68,715 1,581
$ 45,299
Software - 3 .26%
8x8 Inc
(d)
148,536 4,885
Agilysys Inc
(d)
28,093 1,416
Allscripts Healthcare Solutions Inc
(d)
193,515 3,011
BM Technologies Inc
(d)
6,482 64
Bottomline Technologies DE Inc
(d)
53,733 2,609
Computer Programs and Systems Inc 17,447 524
CSG Systems International Inc 45,111 2,075
Digi International Inc
(d)
45,890 820
Donnelley Financial Solutions Inc
(d)
40,956 1,252
Ebix Inc 32,519 979
LivePerson Inc
(d)
87,115 4,761
ManTech International Corp/VA 37,762 3,223

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MicroStrategy Inc
(d),(e)
10,534 $ 6,922
NextGen Healthcare Inc
(d)
76,852 1,407
PDF Solutions Inc
(d)
40,496 718
Progress Software Corp 61,104 2,668
Simulations Plus Inc 20,969 1,324
SPS Commerce Inc
(d)
49,173 5,037
Tabula Rasa HealthCare Inc
(d)
31,038 1,476
Xperi Holding Corp 144,815 2,976
$ 48,147
Telecommunications - 1 .83%
ADTRAN Inc 66,798 1,142
ATN International Inc 15,160 691
CalAmp Corp
(d)
48,416 666
Cincinnati Bell Inc
(d)
70,353 1,086
Consolidated Communications Holdings Inc
(d)
100,710 725
Extreme Networks Inc
(d)
170,783 1,943
Harmonic Inc
(d)
139,361 1,090
InterDigital Inc 42,547 2,954
NETGEAR Inc
(d)
42,288 1,573
Plantronics Inc
(d)
51,890 2,075
Shenandoah Telecommunications Co 69,004 3,261
Spok Holdings Inc 24,623 253
Viavi Solutions Inc
(d)
316,088 5,171
Vonage Holdings Corp
(d)
323,626 4,385
$ 27,015
Textiles - 0 .32%
UniFirst Corp/MA 21,027 4,714
Transportation - 1 .92%
ArcBest Corp 35,099 2,554
Atlas Air Worldwide Holdings Inc
(d)
37,806 2,568
Dorian LPG Ltd
(d)
37,835 503
Echo Global Logistics Inc
(d)
36,770 1,202
Forward Air Corp 38,044 3,359
Heartland Express Inc 67,419 1,253
Hub Group Inc
(d)
46,669 3,067
Marten Transport Ltd 81,148 1,357
Matson Inc 60,024 3,921
Saia Inc
(d)
36,387 8,533
$ 28,317
Trucking & Leasing - 0 .15%
Greenbrier Cos Inc/The 45,361 2,143
Water - 0 .55%
American States Water Co 50,991 4,038
California Water Service Group 69,577 4,088
$ 8,126
TOTAL COMMON STOCKS $ 1,437,678
Total Investments $ 1,493,145
Other Assets and Liabilities -  (1.13)% (16,620)
TOTAL NET ASSETS - 100.00% $ 1,476,525
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,686 or 1.33% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $19,583 or 1.33% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .36%
Industrial 17 .38%
Consumer, Non-cyclical 17 .24%
Consumer, Cyclical 16 .78%
Technology 8 .21%
Basic Materials 4 .30%
Communications 3 .88%
Energy 3 .71%
Money Market Funds 3 .65%
Utilities 1 .51%
Investment Companies 0 .11%
Other Assets and Liabilities
( 1 .13 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 34,576 $ 318,317 $ 303,684 $ 49,209
$ 34,576 $ 318,317 $ 303,684 $ 49,209
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2021 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2021 Long 312 $ 35,279 $ (29)
Total $ (29)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .86 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .24%
iShares Russell 2000 Value ETF 19,880 $ 3,229
Money Market Funds - 2 .62%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,332,414 1,332
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
34,867,279 34,867
$ 36,199
TOTAL INVESTMENT COMPANIES $ 39,428
COMMON STOCKS - 97 .43 % Shares Held Value (000's)
Advertising - 0 .07%
Boston Omaha Corp
(d)
1,310 $ 37
Fluent Inc
(d)
4,268 16
MDC Partners Inc
(d)
197,700 882
National CineMedia Inc 6,341 27
Quotient Technology Inc
(d)
3,873 63
$ 1,025
Aerospace & Defense - 0 .52%
AAR Corp
(d)
61,325 2,468
Astronics Corp
(d)
2,489 43
Barnes Group Inc 4,779 239
Ducommun Inc
(d)
1,081 64
Kaman Corp 2,527 135
Moog Inc 25,547 2,211
National Presto Industries Inc 18,921 1,946
Park Aerospace Corp 1,902 26
Triumph Group Inc
(d)
5,290 89
$ 7,221
Agriculture - 0 .16%
Alico Inc 574 17
Andersons Inc/The 3,188 91
Cadiz Inc
(d),(e)
847 10
Darling Ingredients Inc
(d)
24,003 1,667
Fresh Del Monte Produce Inc 3,183 90
Limoneira Co 1,279 23
Mission Produce Inc
(d)
357 7
Tejon Ranch Co
(d)
2,126 34
Universal Corp/VA 2,483 140
Vector Group Ltd 12,593 164
Vital Farms Inc
(d)
1,406 34
$ 2,277
Airlines - 0 .53%
Allegiant Travel Co
(d)
1,168 275
Hawaiian Holdings Inc
(d)
4,854 122
Mesa Air Group Inc
(d)
27,838 314
SkyWest Inc
(d)
4,990 248
Spirit Airlines Inc
(d)
179,263 6,421
$ 7,380
Apparel - 1 .30%
Capri Holdings Ltd
(d)
244,080 13,444
Fossil Group Inc
(d)
4,744 61
Kontoor Brands Inc 5,214 327
Lakeland Industries Inc
(d)
754 21
Oxford Industries Inc 1,664 152
Rocky Brands Inc 15,277 805
Steven Madden Ltd 4,745 193
Superior Group of Cos Inc 13,245 334
Unifi Inc
(d)
27,868 753
Urban Outfitters Inc
(d)
42,382 1,522
Weyco Group Inc 671 13
Wolverine World Wide Inc 8,242 344
$ 17,969
Automobile Manufacturers - 0 .35%
Blue Bird Corp
(d)
74,058 1,995
Navistar International Corp
(d)
5,077 225
REV Group Inc
(d)
2,459 45
Wabash National Corp 142,833 2,515
Workhorse Group Inc
(d),(e)
9,611 119
$ 4,899
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 1 .41%
Adient PLC
(d)
74,230 $ 3,440
American Axle & Manufacturing Holdings Inc
(d)
11,591 108
Cooper Tire & Rubber Co 48,773 2,780
Cooper-Standard Holdings Inc
(d)
1,695 49
Dana Inc 14,638 370
Douglas Dynamics Inc 200 9
Goodyear Tire & Rubber Co/The
(d)
171,787 2,956
Meritor Inc
(d)
89,026 2,406
Methode Electronics Inc 63,958 2,873
Miller Industries Inc/TN 27,811 1,197
Modine Manufacturing Co
(d)
41,421 675
Motorcar Parts of America Inc
(d)
82,456 1,781
Standard Motor Products Inc 10,366 444
Tenneco Inc
(d)
32,884 331
$ 19,419
Banks - 13 .04%
1st Constitution Bancorp 970 19
1st Source Corp 25,095 1,194
ACNB Corp 836 23
Alerus Financial Corp 1,505 43
Allegiance Bancshares Inc 1,918 76
Altabancorp 1,521 64
Amalgamated Financial Corp 62,410 1,008
American National Bankshares Inc 1,065 36
Ameris Bancorp 6,711 363
Ames National Corp 866 22
Arrow Financial Corp 1,332 47
Associated Banc-Corp 114,900 2,515
Atlantic Capital Bancshares Inc
(d)
2,121 57
Atlantic Union Bankshares Corp 7,943 307
Auburn National BanCorp Inc 223 8
BancFirst Corp 1,912 133
Bancorp Inc/The
(d)
5,295 118
BancorpSouth Bank 225,348 6,668
Bank First Corp
(e)
40 3
Bank of Commerce Holdings 1,710 22
Bank of Marin Bancorp 1,331 47
Bank of NT Butterfield & Son Ltd/The 5,072 199
Bank of Princeton/The 651 19
Bank7 Corp 142 3
BankUnited Inc 230,477 10,743
Bankwell Financial Group Inc 703 19
Banner Corp 3,561 202
Bar Harbor Bankshares 35,048 1,004
BayCom Corp
(d)
755 14
BCB Bancorp Inc 1,549 21
Bogota Financial Corp
(d)
660 7
BOK Financial Corp 17,200 1,513
Bridgewater Bancshares Inc
(d)
35,638 603
Bryn Mawr Bank Corp 22,003 1,011
Business First Bancshares Inc 1,936 46
Byline Bancorp Inc 2,473 56
C&F Financial Corp 391 17
Cadence BanCorp 104,883 2,334
California BanCorp
(d)
850 15
Cambridge Bancorp 495 43
Camden National Corp 15,178 724
Capital Bancorp Inc
(d)
908 20
Capital City Bank Group Inc 1,346 34
Capstar Financial Holdings Inc 1,612 31
Carter Bankshares Inc
(d)
2,303 30
Cathay General Bancorp 64,279 2,602
CB Financial Services Inc 461 10
CBTX Inc 1,788 56
Central Pacific Financial Corp 46,902 1,265
Central Valley Community Bancorp 1,183 23
Century Bancorp Inc/MA 244 28
Chemung Financial Corp 399 17
ChoiceOne Financial Services Inc 672 16

Schedule of Investments
SmallCap Value Fund II
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
CIT Group Inc 57,781 $ 3,079
Citizens & Northern Corp 1,339 33
Citizens Holding Co 445 9
City Holding Co 1,562 121
Civista Bancshares Inc 29,594 685
CNB Financial Corp/PA 26,191 667
Coastal Financial Corp/WA
(d)
840 25
Codorus Valley Bancorp Inc 1,005 18
Colony Bankcorp Inc 737 11
Columbia Banking System Inc 7,312 318
Community Bank System Inc 5,353 416
Community Financial Corp/The 3,036 110
Community Trust Bancorp Inc 35,996 1,604
ConnectOne Bancorp Inc 76,595 2,080
County Bancorp Inc 556 13
CrossFirst Bankshares Inc
(d)
91,719 1,352
Customers Bancorp Inc
(d)
87,259 3,013
CVB Financial Corp 35,713 758
Dime Community Bancshares Inc 82,588 2,735
Eagle Bancorp Inc 49,397 2,639
Eastern Bankshares Inc 57,415 1,224
Enterprise Bancorp Inc/MA 889 31
Enterprise Financial Services Corp 2,449 120
Equity Bancshares Inc
(d)
56,361 1,649
Esquire Financial Holdings Inc
(d)
566 13
Evans Bancorp Inc 547 20
Farmers & Merchants Bancorp Inc/Archbold OH 1,009 24
Farmers National Banc Corp 2,644 44
FB Financial Corp 43,262 1,816
Fidelity D&D Bancorp Inc 378 21
Financial Institutions Inc 45,122 1,441
First Bancorp Inc/The 1,009 29
First BanCorp/Puerto Rico 306,482 3,853
First Bancorp/Southern Pines NC 2,928 124
First Bancshares Inc/The 2,105 82
First Bank/Hamilton NJ 1,825 23
First Busey Corp 55,476 1,386
First Business Financial Services Inc 21,280 563
First Choice Bancorp 1,173 38
First Commonwealth Financial Corp 9,758 141
First Community Bankshares Inc 1,755 51
First Community Corp/SC 805 15
First Financial Bancorp 107,296 2,629
First Financial Corp/IN 40,861 1,808
First Foundation Inc 3,092 74
First Guaranty Bancshares Inc 417 7
First Hawaiian Inc 89,607 2,461
First Internet Bancorp 36,859 1,266
First Interstate BancSystem Inc 4,135 194
First Merchants Corp 14,131 653
First Mid Bancshares Inc 1,473 64
First Midwest Bancorp Inc/IL 91,135 1,911
First Northwest Bancorp 990 17
First of Long Island Corp/The 62,415 1,329
First United Corp 717 12
Flagstar Bancorp Inc 4,910 229
FNB Corp/PA 148,700 1,917
FNCB Bancorp Inc 1,824 13
Franklin Financial Services Corp 492 15
Fulton Financial Corp 161,609 2,755
FVCBankcorp Inc
(d)
1,200 21
German American Bancorp Inc 2,510 109
Glacier Bancorp Inc 8,675 511
Great Southern Bancorp Inc 34,308 1,936
Great Western Bancorp Inc 84,781 2,802
Guaranty Bancshares Inc/TX 752 29
Hancock Whitney Corp 69,689 3,222
Hanmi Financial Corp 130,592 2,651
HarborOne Bancorp Inc 5,440 78
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Hawthorn Bancshares Inc 626 $ 13
HBT Financial Inc 1,115 20
Heartland Financial USA Inc 3,557 179
Heritage Commerce Corp 5,979 72
Heritage Financial Corp/WA 3,689 104
Hilltop Holdings Inc 43,359 1,526
Home BancShares Inc/AR 15,476 431
HomeStreet Inc 45,407 1,854
Hope Bancorp Inc 175,188 2,629
Horizon Bancorp Inc/IN 73,987 1,356
Howard Bancorp Inc
(d)
1,420 24
Independent Bank Corp 3,103 254
Independent Bank Corp/MI 2,141 50
Independent Bank Group Inc 3,749 283
International Bancshares Corp 31,990 1,516
Investar Holding Corp 1,003 22
Kearny Financial Corp/MD 5,575 71
Lakeland Bancorp Inc 112,804 2,045
Lakeland Financial Corp 2,343 153
Landmark Bancorp Inc/Manhattan KS 378 9
LCNB Corp 1,218 22
Level One Bancorp Inc 462 12
Limestone Bancorp Inc
(d)
597 9
Live Oak Bancshares Inc 33,553 2,146
Luther Burbank Corp 75,259 839
Macatawa Bank Corp 2,670 26
Mackinac Financial Corp 793 17
MainStreet Bancshares Inc
(d)
740 16
Mercantile Bank Corp 38,899 1,256
Merchants Bancorp/IN 861 35
Meridian Corp 522 14
Meta Financial Group Inc 3,143 155
Metrocity Bankshares Inc 1,749 28
Metropolitan Bank Holding Corp
(d)
32,134 2,019
Mid Penn Bancorp Inc 745 20
Middlefield Banc Corp 639 14
Midland States Bancorp Inc 83,096 2,342
MidWestOne Financial Group Inc 43,568 1,375
MVB Financial Corp 980 39
National Bank Holdings Corp 8,786 351
National Bankshares Inc 624 22
NBT Bancorp Inc 4,365 165
Nicolet Bankshares Inc
(d)
935 75
Northeast Bank 789 22
Northrim BanCorp Inc 13,841 590
Norwood Financial Corp 689 18
Oak Valley Bancorp
(e)
757 13
OFG Bancorp 5,201 123
Ohio Valley Banc Corp 460 10
Old National Bancorp/IN 16,743 316
Old Second Bancorp Inc 2,940 39
OP Bancorp 1,289 14
Origin Bancorp Inc 2,235 98
Orrstown Financial Services Inc 25,855 613
PacWest Bancorp 252,510 10,961
Park National Corp 1,458 182
Parke Bancorp Inc 1,134 24
Partners Bancorp
(e)
1,174 9
PCB Bancorp 1,420 22
PCSB Financial Corp 1,493 26
Peapack-Gladstone Financial Corp 59,102 1,891
Penns Woods Bancorp Inc 764 18
Peoples Bancorp Inc/OH 20,171 675
Peoples Bancorp of North Carolina Inc 507 12
Peoples Financial Services Corp 684 29
Pioneer Bancorp Inc/NY
(d)
1,392 16
Plumas Bancorp 447 12
Popular Inc 35,500 2,626
Preferred Bank/Los Angeles CA 30,592 2,005

Schedule of Investments
SmallCap Value Fund II
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Premier Financial Bancorp Inc 1,392 $ 26
Premier Financial Corp 55,976 1,769
Primis Financial Corp 80,886 1,161
Provident Bancorp Inc 1,724 28
QCR Holdings Inc 1,495 72
RBB Bancorp 42,014 885
Red River Bancshares Inc 476 26
Reliant Bancorp Inc 1,466 41
Renasant Corp 5,511 232
Republic Bancorp Inc/KY 20,868 937
Republic First Bancorp Inc
(d)
5,152 21
Richmond Mutual BanCorp Inc 1,298 18
S&T Bancorp Inc 79,061 2,606
Salisbury Bancorp Inc 266 12
Sandy Spring Bancorp Inc 17,681 802
SB Financial Group Inc 594 11
Seacoast Banking Corp of Florida 5,301 193
Select Bancorp Inc
(d)
1,791 21
ServisFirst Bancshares Inc 1,260 80
Shore Bancshares Inc 1,211 20
Sierra Bancorp 38,207 1,034
Silvergate Capital Corp
(d)
1,970 211
Simmons First National Corp 43,870 1,251
SmartFinancial Inc 1,410 33
South Plains Financial Inc 1,112 25
South State Corp 7,081 597
Southern First Bancshares Inc
(d)
710 37
Southside Bancshares Inc 3,235 130
Spirit of Texas Bancshares Inc 1,361 32
Standard AVB Financial Corp 357 12
Sterling Bancorp Inc/MI
(d)
1,864 9
Stock Yards Bancorp Inc 1,771 91
Summit Financial Group Inc 1,128 29
Synovus Financial Corp 54,700 2,563
Texas Capital Bancshares Inc
(d)
41,819 2,870
Tompkins Financial Corp 1,453 114
Towne Bank/Portsmouth VA 68,075 2,109
TriCo Bancshares 14,257 660
TriState Capital Holdings Inc
(d)
52,216 1,246
Triumph Bancorp Inc
(d)
2,314 205
TrustCo Bank Corp NY 262,431 1,919
Trustmark Corp 40,691 1,319
UMB Financial Corp 4,436 430
Umpqua Holdings Corp 105,400 1,965
United Bankshares Inc/WV 21,169 831
United Community Banks Inc/GA 16,836 551
United Security Bancshares/Fresno CA 1,286 11
Unity Bancorp Inc 826 18
Univest Financial Corp 57,869 1,616
Valley National Bancorp 123,905 1,706
Veritex Holdings Inc 4,819 163
Walker & Dunlop Inc 2,638 292
Washington Trust Bancorp Inc 26,032 1,329
Webster Financial Corp 43,800 2,317
WesBanco Inc 6,597 239
West BanCorp Inc 1,367 36
Westamerica BanCorp 2,311 147
Western New England Bancorp Inc 2,279 18
Wintrust Financial Corp 32,200 2,483
$ 180,186
Beverages - 0 .02%
Farmer Bros Co
(d)
1,669 17
MGP Ingredients Inc 374 23
NewAge Inc
(d)
6,057 13
Primo Water Corp 15,948 267
$ 320
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0 .69%
4D Molecular Therapeutics Inc
(d)
155 $ 6
Abeona Therapeutics Inc
(d)
4,759 8
Achillion Pharamceuticals Inc
(d),(f)
8,433 4
ADMA Biologics Inc
(d),(e)
685 1
Adverum Biotechnologies Inc
(d)
1,344 5
Agrify Corp
(d)
346 4
Akouos Inc
(d)
487 7
Albireo Pharma Inc
(d)
520 17
Aligos Therapeutics Inc
(d),(e)
220 6
ALX Oncology Holdings Inc
(d)
372 23
AnaptysBio Inc
(d)
2,169 51
Angion Biomedica Corp
(d)
110 2
ANI Pharmaceuticals Inc
(d)
512 17
Annexon Inc
(d)
569 11
Applied Genetic Technologies Corp/DE
(d)
4,337 18
Applied Molecular Transport Inc
(d),(e)
474 27
Aptinyx Inc
(d)
3,023 8
Arena Pharmaceuticals Inc
(d)
5,402 371
Assembly Biosciences Inc
(d)
1,469 6
Atara Biotherapeutics Inc
(d)
19,524 275
Atea Pharmaceuticals Inc
(d),(e)
311 8
Athira Pharma Inc
(d),(e)
259 5
Atreca Inc
(d)
130 2
AVEO Pharmaceuticals Inc
(d)
963 7
Avid Bioservices Inc
(d)
601 13
Avidity Biosciences Inc
(d)
607 14
Aziyo Biologics Inc
(d)
35 —
BioAtla Inc
(d)
248 12
BioCryst Pharmaceuticals Inc
(d)
3,821 44
Bolt Biotherapeutics Inc
(d),(e)
252 6
C4 Therapeutics Inc
(d),(e)
255 8
Cabaletta Bio Inc
(d)
1,289 14
CASI Pharmaceuticals Inc
(d)
816 1
Catabasis Pharmaceuticals Inc
(d),(e)
443 1
CEL-SCI Corp
(d),(e)
563 14
Checkmate Pharmaceuticals Inc
(d)
83 1
Chinook Therapeutics Inc
(d)
161 3
Codiak Biosciences Inc
(d)
64 1
Cortexyme Inc
(d),(e)
80 3
Cullinan Oncology Inc
(d)
261 8
Cymabay Therapeutics Inc
(d)
7,131 31
Decibel Therapeutics Inc
(d)
134 1
Dynavax Technologies Corp
(d)
1,954 20
Dyne Therapeutics Inc
(d)
311 6
Emergent BioSolutions Inc
(d)
83,320 5,081
Enochian Biosciences Inc
(d),(e)
1,869 6
Enzo Biochem Inc
(d)
4,615 14
Epizyme Inc
(d)
3,372 26
Evolus Inc
(d)
1,451 13
Exicure Inc
(d)
721 1
FibroGen Inc
(d)
1,183 26
Forma Therapeutics Holdings Inc
(d)
645 17
Generation Bio Co
(d)
858 31
Geron Corp
(d)
28,334 41
GlycoMimetics Inc
(d)
4,317 10
Gossamer Bio Inc
(d)
3,338 29
Harvard Bioscience Inc
(d)
4,115 29
iBio Inc
(d)
2,599 4
Immunic Inc
(d)
120 2
ImmunityBio Inc
(d)
547 10
ImmunoGen Inc
(d)
10,753 87
Immunome Inc
(d)
18 1
Inhibrx Inc
(d)
178 4
Inozyme Pharma Inc
(d),(e)
193 4
Intra-Cellular Therapies Inc
(d)
4,116 142
iTeos Therapeutics Inc
(d)
393 9
IVERIC bio Inc
(d)
8,182 57
Keros Therapeutics Inc
(d)
51 3
Kezar Life Sciences Inc
(d)
3,331 19

Schedule of Investments
SmallCap Value Fund II
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Kindred Biosciences Inc
(d)
565 $ 3
Kiniksa Pharmaceuticals Ltd
(d)
131 2
Kinnate Biopharma Inc
(d)
269 7
Kronos Bio Inc
(d),(e)
323 9
Kymera Therapeutics Inc
(d)
185 8
Lyra Therapeutics Inc
(d)
30 —
MacroGenics Inc
(d)
3,599 116
Magenta Therapeutics Inc
(d)
254 3
Marker Therapeutics Inc
(d)
901 2
MEI Pharma Inc
(d)
1,848 7
MeiraGTx Holdings plc
(d)
167 3
Metacrine Inc
(d)
72 —
Myriad Genetics Inc
(d)
7,204 218
NextCure Inc
(d)
125 1
NGM Biopharmaceuticals Inc
(d)
196 5
Nkarta Inc
(d)
435 14
Novavax Inc
(d)
6,170 1,462
Nurix Therapeutics Inc
(d)
477 17
Olema Pharmaceuticals Inc
(d),(e)
241 7
Oncorus Inc
(d)
100 2
Orgenesis Inc
(d),(e)
1,781 8
Osmotica Pharmaceuticals PLC
(d),(e)
301 1
Pacific Biosciences of California Inc
(d)
2,232 67
Pliant Therapeutics Inc
(d)
512 17
Poseida Therapeutics Inc
(d)
659 6
Praxis Precision Medicines Inc
(d)
206 6
Precigen Inc
(d),(e)
1,516 12
Precision BioSciences Inc
(d)
425 4
Prelude Therapeutics Inc
(d)
172 7
Prothena Corp PLC
(d)
3,145 83
Relay Therapeutics Inc
(d)
977 31
Rubius Therapeutics Inc
(d)
3,008 75
Savara Inc
(d)
4,570 9
Scopus Biopharma Inc
(d)
98 1
Seer Inc
(d),(e)
288 15
Selecta Biosciences Inc
(d)
3,986 12
Sensei Biotherapeutics Inc
(d)
128 2
Shattuck Labs Inc
(d)
245 9
Sigilon Therapeutics Inc
(d)
153 2
Silverback Therapeutics Inc
(d)
252 8
Solid Biosciences Inc
(d)
2,844 15
Spruce Biosciences Inc
(d),(e)
106 2
SQZ Biotechnologies Co
(d),(e)
54 1
Strongbridge Biopharma PLC
(d)
305 1
Sutro Biopharma Inc
(d)
420 9
Tarsus Pharmaceuticals Inc
(d)
135 4
Taysha Gene Therapies Inc
(d),(e)
190 5
TCR2 Therapeutics Inc
(d)
2,742 62
Terns Pharmaceuticals Inc
(d)
173 4
TG Therapeutics Inc
(d)
1,798 80
Theravance Biopharma Inc
(d)
696 14
Turning Point Therapeutics Inc
(d)
253 19
UroGen Pharma Ltd
(d),(e)
836 16
Vaxart Inc
(d),(e)
827 9
VBI Vaccines Inc
(d)
3,952 12
Verastem Inc
(d)
10,158 31
Vericel Corp
(d),(e)
546 34
Viking Therapeutics Inc
(d),(e)
6,257 40
VolitionRX Ltd
(d)
152 1
Vor BioPharma Inc
(d)
227 6
VYNE Therapeutics Inc
(d),(e)
2,854 14
X4 Pharmaceuticals Inc
(d)
1,831 15
XBiotech Inc
(d)
1,438 25
Xencor Inc
(d)
357 15
XOMA Corp
(d),(e)
132 5
Zentalis Pharmaceuticals Inc
(d)
178 11
ZIOPHARM Oncology Inc
(d),(e)
6,799 24
$ 9,491
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 2 .93%
American Woodmark Corp
(d)
1,725 $ 172
Apogee Enterprises Inc 35,229 1,237
Armstrong Flooring Inc
(d)
249,851 1,297
Boise Cascade Co 36,823 2,457
Builders FirstSource Inc
(d)
281,437 13,697
Caesarstone Ltd 2,265 32
Cornerstone Building Brands Inc
(d)
54,240 763
Gibraltar Industries Inc
(d)
77,475 7,116
Griffon Corp 24,559 666
JELD-WEN Holding Inc
(d)
6,872 200
LSI Industries Inc 2,610 21
Masonite International Corp
(d)
21,758 2,748
Patrick Industries Inc 132 12
PGT Innovations Inc
(d)
3,717 98
SPX Corp
(d)
131,871 8,000
Summit Materials Inc
(d)
11,693 337
UFP Industries Inc 18,578 1,561
US Concrete Inc
(d)
1,614 102
$ 40,516
Chemicals - 4 .72%
AdvanSix Inc
(d)
2,795 81
AgroFresh Solutions Inc
(d)
3,361 7
American Vanguard Corp 94,965 1,878
Amyris Inc
(d)
9,747 142
Axalta Coating Systems Ltd
(d)
529,410 16,883
Balchem Corp 252 32
Cabot Corp 36,400 1,998
Chemours Co/The 350,420 10,583
Element Solutions Inc 811,310 17,751
Ferro Corp
(d)
2,163 36
FMC Corp 79,225 9,368
GCP Applied Technologies Inc
(d)
1,068 27
Hawkins Inc 20,051 668
HB Fuller Co 12,533 838
Innospec Inc 2,988 291
Intrepid Potash Inc
(d)
1,036 33
Koppers Holdings Inc
(d)
797 27
Kraton Corp
(d)
3,189 114
Kronos Worldwide Inc 2,275 39
Marrone Bio Innovations Inc
(d)
567 1
Minerals Technologies Inc 3,460 270
Oil-Dri Corp of America 531 19
Orion Engineered Carbons SA
(d)
2,729 54
PQ Group Holdings Inc 69,595 974
Rayonier Advanced Materials Inc
(d)
6,360 58
Rogers Corp
(d)
1,568 307
Sensient Technologies Corp 2,564 211
Stepan Co 2,007 262
Tronox Holdings PLC 7,259 154
W R Grace & Co 11,100 763
Westlake Chemical Partners LP 50,000 1,344
$ 65,213
Coal - 0 .11%
Arch Resources Inc
(d)
1,527 68
CONSOL Energy Inc
(d)
2,764 24
NACCO Industries Inc 356 8
Peabody Energy Corp
(d)
6,752 25
SunCoke Energy Inc 8,528 58
Warrior Met Coal Inc 83,584 1,325
$ 1,508
Commercial Services - 5 .15%
Aaron's Co Inc/The 19,552 604
ABM Industries Inc 49,401 2,539
Acacia Research Corp
(d)
5,136 31
Adtalem Global Education Inc
(d)
5,099 175
Alta Equipment Group Inc
(d)
1,940 25
American Public Education Inc
(d)
15,765 480
Arlo Technologies Inc
(d)
7,983 49
ASGN Inc
(d)
113,851 11,975

Schedule of Investments
SmallCap Value Fund II
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Barrett Business Services Inc 685 $ 50
BGSF Inc 40,719 571
BrightView Holdings Inc
(d)
4,149 74
CAI International Inc 8,450 360
Cardtronics PLC
(d)
979 38
Carriage Services Inc 1,669 62
Cass Information Systems Inc 46,600 2,138
CBIZ Inc
(d)
43,761 1,470
Cimpress PLC
(d)
5,171 493
CoreCivic Inc
(d)
12,340 96
CRA International Inc 232 19
Cross Country Healthcare Inc
(d)
3,268 44
Custom Truck One Source Inc
(d),(e)
1,265 13
Deluxe Corp 4,286 189
Emerald Holding Inc
(d)
436,178 2,447
Ennis Inc 92,665 1,921
Franchise Group Inc 36,547 1,408
FTI Consulting Inc
(d)
60,330 8,377
GP Strategies Corp
(d)
54,168 853
Green Dot Corp
(d)
4,802 220
H&R Block Inc 118,800 2,645
Hackett Group Inc/The 434 7
Heidrick & Struggles International Inc 72,145 3,051
Herc Holdings Inc
(d)
2,346 248
Huron Consulting Group Inc
(d)
2,097 118
ICF International Inc 921 84
Information Services Group Inc 4,086 19
Insperity Inc 1,856 163
Kelly Services Inc
(d)
90,378 2,264
Kforce Inc 11,500 644
Korn Ferry 45,005 3,055
Laureate Education Inc
(d)
11,096 153
LiveRamp Holdings Inc
(d)
1,239 61
MoneyGram International Inc
(d)
6,361 44
Monro Inc 1,705 120
PFSweb Inc
(d)
341 3
Priority Technology Holdings Inc
(d)
49 —
Quad/Graphics Inc
(d)
3,782 14
Rent-A-Center Inc/TX 35,163 2,023
Resources Connection Inc 142,546 2,011
Ritchie Bros Auctioneers Inc 159,655 10,154
ServiceSource International Inc
(d)
10,378 15
SP Plus Corp
(d)
2,342 80
Stride Inc
(d)
4,094 117
Team Inc
(d)
3,059 30
Textainer Group Holdings Ltd
(d)
5,039 129
Triton International Ltd 20,406 1,024
TrueBlue Inc
(d)
123,165 3,486
Universal Technical Institute Inc
(d)
193 1
Vectrus Inc
(d)
46,025 2,409
Viad Corp
(d)
2,051 85
Vivint Smart Home Inc
(d)
6,275 75
Willdan Group Inc
(d)
332 13
WW International Inc
(d)
3,670 102
$ 71,168
Computers - 3 .66%
3D Systems Corp
(d)
12,232 264
CACI International Inc
(d)
32,610 8,311
Cognyte Software Ltd
(d)
3,628 95
Conduent Inc
(d)
17,011 116
Corsair Gaming Inc
(d),(e)
1,036 34
Cubic Corp 2,851 213
Diebold Nixdorf Inc
(d)
95,324 1,431
DXC Technology Co
(d)
218,355 7,186
ExlService Holdings Inc
(d)
54,690 5,052
ExOne Co/The
(d)
369 9
Insight Enterprises Inc
(d)
224,431 22,526
Lumentum Holdings Inc
(d)
3,945 336
NetScout Systems Inc
(d)
7,205 189
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Parsons Corp
(d)
613 $ 27
Perspecta Inc 2,437 71
PlayAGS Inc
(d)
2,282 20
Quantum Corp
(d)
3,448 29
SecureWorks Corp
(d)
750 10
StarTek Inc
(d)
1,988 16
Super Micro Computer Inc
(d)
65,419 2,421
Sykes Enterprises Inc
(d)
45,606 1,999
Telos Corp
(d)
262 9
Unisys Corp
(d)
5,745 138
$ 50,502
Consumer Products - 0 .34%
ACCO Brands Corp 308,620 2,648
Central Garden & Pet Co
(d)
32,961 1,785
Central Garden & Pet Co - A Shares
(d)
2,820 139
Quanex Building Products Corp 3,356 91
WD-40 Co 86 21
$ 4,684
Cosmetics & Personal Care - 0 .61%
Coty Inc
(d)
815,495 8,163
Edgewell Personal Care Co 5,518 211
Revlon Inc
(d)
687 8
$ 8,382
Distribution & Wholesale - 2 .15%
A-Mark Precious Metals Inc 572 21
Avient Corp 9,246 469
Core-Mark Holding Co Inc 293 13
G-III Apparel Group Ltd
(d)
46,312 1,505
H&E Equipment Services Inc 22,977 894
KAR Auction Services Inc
(d)
13,182 198
Resideo Technologies Inc
(d)
123,165 3,696
ScanSource Inc
(d)
80,856 2,444
Systemax Inc 474 20
Titan Machinery Inc
(d)
1,931 50
Univar Solutions Inc
(d)
716,250 16,724
Veritiv Corp
(d)
1,448 61
VSE Corp 1,017 44
WESCO International Inc
(d)
38,479 3,530
$ 29,669
Diversified Financial Services - 4 .42%
AllianceBernstein Holding LP 31,152 1,343
Altisource Portfolio Solutions SA
(d)
467 3
Amerant Bancorp Inc
(d)
2,309 44
America First Multifamily Investors LP 116,000 681
Arlington Asset Investment Corp
(d)
137,892 566
Artisan Partners Asset Management Inc 22,435 1,142
AssetMark Financial Holdings Inc
(d)
935 21
Associated Capital Group Inc 208 7
B Riley Financial Inc 1,973 141
BGC Partners Inc 31,274 166
Blucora Inc
(d)
4,943 71
Boston Private Financial Holdings Inc 8,439 124
Brightsphere Investment Group Inc 96,698 2,177
Columbia Financial Inc
(d)
3,406 62
Cowen Inc 72,849 2,877
Diamond Hill Investment Group Inc 8,007 1,369
Encore Capital Group Inc
(d)
3,193 126
Enova International Inc
(d)
14,853 509
Evercore Inc - Class A 9,800 1,373
EZCORP Inc
(d)
4,959 28
Federal Agricultural Mortgage Corp 19,609 2,017
Federated Hermes Inc 69,372 1,998
First Western Financial Inc
(d)
699 18
GAMCO Investors Inc 79 1
Greenhill & Co Inc 112,999 1,715
Hannon Armstrong Sustainable Infrastructure
Capital Inc
7,046 369
Home Point Capital Inc
(d)
651 6
Lazard Ltd 56,300 2,533

Schedule of Investments
SmallCap Value Fund II
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
LendingClub Corp
(d)
7,093 $ 109
LPL Financial Holdings Inc 124,830 19,561
Marlin Business Services Corp 892 20
MMA Capital Holdings Inc
(d)
453 8
Moelis & Co 186,135 10,103
Mr Cooper Group Inc
(d)
7,651 264
Navient Corp 145,041 2,441
Nelnet Inc 1,739 129
Oportun Financial Corp
(d)
1,972 43
Oppenheimer Holdings Inc 934 48
PennyMac Financial Services Inc 12,161 732
Piper Sandler Cos 1,776 206
PRA Group Inc
(d)
11,308 426
PROG Holdings Inc 6,004 306
Regional Management Corp 9,068 351
Sculptor Capital Management Inc 1,841 42
Silvercrest Asset Management Group Inc 534 7
SLM Corp 110,100 2,165
StepStone Group Inc 32,782 1,092
Stifel Financial Corp 16,253 1,125
StoneX Group Inc
(d)
1,531 97
SWK Holdings Corp
(d)
422 7
Virtus Investment Partners Inc 678 185
Westwood Holdings Group Inc 822 15
WisdomTree Investments Inc 14,198 96
World Acceptance Corp
(d)
459 60
$ 61,125
Electric - 1 .38%
ALLETE Inc 41,295 2,905
Atlantic Power Corp
(d)
8,164 25
Avista Corp 56,992 2,623
Black Hills Corp 6,365 439
Brookfield Renewable Corp 11,911 494
Clearway Energy Inc - Class A 2,853 76
Clearway Energy Inc - Class C 6,701 192
MGE Energy Inc 2,701 202
NorthWestern Corp 42,795 2,911
Otter Tail Corp 55,533 2,623
PNM Resources Inc 57,701 2,849
Portland General Electric Co 71,341 3,628
Unitil Corp 1,492 86
$ 19,053
Electrical Components & Equipment - 0 .91%
Acuity Brands Inc 8,000 1,484
American Superconductor Corp
(d)
2,739 45
Belden Inc 62,833 2,719
Encore Wire Corp 38,422 2,869
Energizer Holdings Inc 14,000 690
EnerSys 30,908 2,831
Graham Corp 43,133 591
Insteel Industries Inc 1,879 72
Powell Industries Inc 37,489 1,321
Ultralife Corp
(d)
1,080 9
$ 12,631
Electronics - 2 .18%
Allied Motion Technologies Inc 103 5
API Group Corp
(d),(g)
14,295 304
Applied Optoelectronics Inc
(d),(e)
2,178 16
Atkore Inc
(d)
9,600 752
Avnet Inc 62,500 2,745
Bel Fuse Inc 1,080 22
Benchmark Electronics Inc 3,736 112
Brady Corp 1,182 65
Comtech Telecommunications Corp 215,735 5,173
FARO Technologies Inc
(d)
126 10
Fluidigm Corp
(d)
6,680 34
GoPro Inc
(d)
1,366 15
II-VI Inc
(d)
78,861 5,295
IntriCon Corp
(d)
966 22
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Jabil Inc 108,515 $ 5,688
Kimball Electronics Inc
(d)
54,250 1,248
Knowles Corp
(d)
8,961 187
LENSAR Inc
(d)
539 4
NVE Corp 17,839 1,365
Plexus Corp
(d)
7,822 723
Sanmina Corp
(d)
75,913 3,100
SMART Global Holdings Inc
(d)
65 3
Stoneridge Inc
(d)
2,648 88
TTM Technologies Inc
(d)
10,304 155
Turtle Beach Corp
(d)
1,351 38
Vishay Intertechnology Inc 118,140 2,902
Vishay Precision Group Inc
(d)
1,248 40
$ 30,111
Energy - Alternate Sources - 0 .26%
FuelCell Energy Inc
(d),(e)
10,707 104
FutureFuel Corp 43,537 553
Green Plains Inc
(d)
33,097 986
Maxeon Solar Technologies Ltd
(d),(e)
288 5
Renewable Energy Group Inc
(d)
4,364 242
REX American Resources Corp
(d)
18,277 1,476
Sunnova Energy International Inc
(d)
4,976 176
SunPower Corp
(d)
2,381 61
$ 3,603
Engineering & Construction - 1 .81%
908 Devices Inc
(d)
139 7
Aegion Corp
(d)
3,095 93
Arcosa Inc 4,940 298
Comfort Systems USA Inc 28,404 2,339
Concrete Pumping Holdings Inc
(d)
2,948 24
Construction Partners Inc
(d)
1,565 50
Dycom Industries Inc
(d)
863 81
EMCOR Group Inc 18,478 2,214
Fluor Corp
(d)
130,587 3,001
Granite Construction Inc 4,286 163
Great Lakes Dredge & Dock Corp
(d)
184,135 2,891
IES Holdings Inc
(d)
511 27
KBR Inc 79,623 3,150
MasTec Inc
(d)
14,301 1,493
Mistras Group Inc
(d)
2,065 23
MYR Group Inc
(d)
18,351 1,429
NV5 Global Inc
(d)
98 9
Primoris Services Corp 80,007 2,613
Star Group LP 89,802 951
Sterling Construction Co Inc
(d)
64,671 1,348
Technip Energies NV ADR
(d)
8,420 120
Tutor Perini Corp
(d)
113,792 1,832
WillScot Mobile Mini Holdings Corp
(d)
28,288 828
$ 24,984
Entertainment - 2 .42%
AMC Entertainment Holdings Inc
(d),(e)
38,338 385
Caesars Entertainment Inc
(d)
43,331 4,239
Cinemark Holdings Inc
(d)
10,816 229
Eros STX Global Corp
(d)
15,697 20
Everi Holdings Inc
(d)
5,395 95
GAN Ltd
(d)
604 11
Golden Entertainment Inc
(d)
1,111 38
IMAX Corp
(d)
5,080 105
International Game Technology PLC
(d)
921,886 15,875
Liberty Media Corp-Liberty Braves - A Shares
(d)
357 10
Liberty Media Corp-Liberty Braves - C Shares
(d)
1,449 40
Marriott Vacations Worldwide Corp
(d)
3,566 633
Monarch Casino & Resort Inc
(d)
369 28
NEOGAMES SA
(d)
248 12
Penn National Gaming Inc
(d)
7,864 701
RCI Hospitality Holdings Inc 852 62
Red Rock Resorts Inc
(d)
1,661 61
Scientific Games Corp
(d)
182,331 10,671

Schedule of Investments
SmallCap Value Fund II
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
SeaWorld Entertainment Inc
(d)
2,918 $ 160
$ 33,375
Environmental Control - 0 .09%
Advanced Emissions Solutions Inc
(d)
1,580 8
Casella Waste Systems Inc
(d)
658 44
CECO Environmental Corp
(d)
3,162 23
Covanta Holding Corp 7,399 111
Harsco Corp
(d)
8,053 145
Heritage-Crystal Clean Inc
(d)
1,523 44
Montrose Environmental Group Inc
(d)
1,341 73
US Ecology Inc
(d)
19,188 814
$ 1,262
Food - 1 .74%
B&G Foods Inc
(e)
62,167 1,814
BellRing Brands Inc
(d)
21,965 566
Bridgford Foods Corp
(d)
94 1
Cal-Maine Foods Inc 2,496 93
Chefs' Warehouse Inc/The
(d)
3,055 99
HF Foods Group Inc
(d),(e)
3,636 23
Hostess Brands Inc
(d)
49,381 755
Ingles Markets Inc 34,342 2,105
J & J Snack Foods Corp 1,111 183
Laird Superfood Inc
(d)
140 5
Landec Corp
(d)
2,640 30
Nathan's Famous Inc 289 18
Natural Grocers by Vitamin Cottage Inc 74,264 1,167
Performance Food Group Co
(d)
206,238 12,106
Sanderson Farms Inc 444 73
Seneca Foods Corp - Class A
(d)
637 29
Simply Good Foods Co/The
(d)
8,682 300
SpartanNash Co 22,845 443
Sprouts Farmers Market Inc
(d)
48,300 1,237
Tootsie Roll Industries Inc 307 10
United Natural Foods Inc
(d)
5,664 209
Village Super Market Inc 52,002 1,268
Weis Markets Inc 27,860 1,445
$ 23,979
Forest Products & Paper - 0 .41%
Clearwater Paper Corp
(d)
1,631 55
Domtar Corp
(d)
75,062 2,959
Glatfelter Corp 43,594 641
Mercer International Inc 103,000 1,698
Neenah Inc 1,708 91
Schweitzer-Mauduit International Inc 3,174 145
Verso Corp 3,165 49
$ 5,638
Gas - 0 .70%
Brookfield Infrastructure Corp 1,671 120
Chesapeake Utilities Corp 101 12
New Jersey Resources Corp 9,719 408
Northwest Natural Holding Co 2,785 150
ONE Gas Inc 4,744 382
RGC Resources Inc 367 8
South Jersey Industries Inc 110,789 2,742
Southwest Gas Holdings Inc 41,477 2,892
Spire Inc 38,624 2,910
$ 9,624
Hand & Machine Tools - 0 .13%
Franklin Electric Co Inc 311 25
Hurco Cos Inc 624 22
Kennametal Inc 41,269 1,657
Luxfer Holdings PLC 2,762 61
$ 1,765
Healthcare - Products - 0 .40%
Acutus Medical Inc
(d),(e)
199 3
Alphatec Holdings Inc
(d)
695 11
AngioDynamics Inc
(d)
3,757 91
Apria Inc
(d)
131 4
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Apyx Medical Corp
(d)
3,091 $ 31
Aspira Women's Health Inc
(d)
284 2
Avanos Medical Inc
(d)
4,819 208
Bioventus Inc
(d)
135 2
Chembio Diagnostics Inc
(d),(e)
250 1
CryoLife Inc
(d)
827 24
Eargo Inc
(d),(e)
162 9
FONAR Corp
(d)
730 13
Hanger Inc
(d)
116,138 2,895
Inari Medical Inc
(d)
344 39
Inogen Inc
(d)
595 39
Integer Holdings Corp
(d)
1,219 114
Invacare Corp
(d)
3,454 31
LeMaitre Vascular Inc 386 20
LivaNova PLC
(d)
1,454 123
Lucira Health Inc
(d)
168 1
Meridian Bioscience Inc
(d)
492 10
Milestone Scientific Inc
(d)
431 1
Misonix Inc
(d)
857 16
NanoString Technologies Inc
(d)
598 48
Natera Inc
(d)
469 52
Natus Medical Inc
(d)
2,328 60
Nymox Pharmaceutical Corp
(d),(e)
575 1
OraSure Technologies Inc
(d)
2,817 26
Orthofix Medical Inc
(d)
1,897 84
Patterson Cos Inc 40,736 1,309
Pulmonx Corp
(d)
254 12
Retractable Technologies Inc
(d),(e)
103 1
SeaSpine Holdings Corp
(d)
2,666 55
Sientra Inc
(d)
1,153 8
Soleno Therapeutics Inc
(d)
495 1
Surgalign Holdings Inc
(d)
10,267 19
Talis Biomedical Corp
(d),(e)
256 3
Utah Medical Products Inc 87 8
Varex Imaging Corp
(d)
3,851 91
Venus Concept Inc
(d)
575 1
ViewRay Inc
(d)
7,174 35
$ 5,502
Healthcare - Services - 0 .79%
Accolade Inc
(d)
595 30
Avalon GloboCare Corp
(d)
381 —
Brookdale Senior Living Inc
(d)
18,895 124
Community Health Systems Inc
(d)
8,777 98
Dyadic International Inc
(d),(e)
290 1
Five Star Senior Living Inc
(d)
1,710 9
Magellan Health Inc
(d)
1,385 130
MEDNAX Inc
(d)
55,193 1,453
National HealthCare Corp 1,272 89
OPKO Health Inc
(d)
40,230 165
Ortho Clinical Diagnostics Holdings PLC
(d)
1,824 36
Syneos Health Inc
(d)
95,985 8,144
Tenet Healthcare Corp
(d)
9,514 564
Tivity Health Inc
(d)
2,342 57
Triple-S Management Corp
(d)
2,142 51
$ 10,951
Holding Companies - Diversified - 0 .00%
Professional Holding Corp
(d)
1,204 21
Home Builders - 1 .60%
Beazer Homes USA Inc
(d)
2,913 65
Century Communities Inc
(d)
43,618 3,225
Forestar Group Inc
(d)
1,682 42
Green Brick Partners Inc
(d)
29,206 754
KB Home 19,175 925
LGI Homes Inc
(d)
13,100 2,172
M/I Homes Inc
(d)
52,051 3,629
MDC Holdings Inc 5,766 338
Meritage Homes Corp
(d)
41,922 4,460
Taylor Morrison Home Corp
(d)
95,877 2,993

Schedule of Investments
SmallCap Value Fund II
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Tri Pointe Homes Inc
(d)
149,109 $ 3,551
$ 22,154
Home Furnishings - 0 .51%
Casper Sleep Inc
(d)
2,415 21
Daktronics Inc
(d)
3,987 25
Ethan Allen Interiors Inc 92,116 2,645
Hamilton Beach Brands Holding Co 483 9
Herman Miller Inc 51,230 2,126
Hooker Furniture Corp 52,068 1,953
Sleep Number Corp
(d)
1,695 190
Universal Electronics Inc
(d)
184 10
VOXX International Corp
(d)
2,010 34
$ 7,013
Housewares - 0 .01%
Lifetime Brands Inc 1,340 19
Tupperware Brands Corp
(d)
5,042 123
$ 142
Insurance - 3 .64%
Ambac Financial Group Inc
(d)
113,380 1,945
American Equity Investment Life Holding Co 73,008 2,262
AMERISAFE Inc 9,139 567
Argo Group International Holdings Ltd 66,891 3,490
Axis Capital Holdings Ltd 48,300 2,695
Brighthouse Financial Inc
(d)
44,200 2,068
Citizens Inc/TX
(d),(e)
5,085 30
CNO Financial Group Inc 114,121 2,914
Crawford & Co 1,742 18
Donegal Group Inc 1,227 19
Employers Holdings Inc 47,176 1,910
Enstar Group Ltd
(d)
11,098 2,787
Essent Group Ltd 50,900 2,676
FBL Financial Group Inc 971 55
FedNat Holding Co 1,334 7
First American Financial Corp 63,865 4,119
Genworth Financial Inc
(d)
51,310 222
Global Indemnity Group LLC 32,443 933
Goosehead Insurance Inc 1,175 129
Greenlight Capital Re Ltd
(d)
2,948 27
Hanover Insurance Group Inc/The 18,700 2,586
HCI Group Inc 454 33
Heritage Insurance Holdings Inc 2,351 21
Horace Mann Educators Corp 61,135 2,452
Independence Holding Co 443 19
Investors Title Co 122 22
James River Group Holdings Ltd 27,980 1,318
MBIA Inc
(d)
5,025 50
Midwest Holding Inc
(d)
48 2
National Western Life Group Inc 8,742 2,005
NI Holdings Inc
(d)
919 18
NMI Holdings Inc
(d)
7,915 204
ProAssurance Corp 72,256 1,807
ProSight Global Inc
(d)
825 10
Protective Insurance Corp 1,039 24
Radian Group Inc 90,666 2,234
RLI Corp 486 54
Safety Insurance Group Inc 1,454 119
Security National Financial Corp
(d)
1,006 8
Selective Insurance Group Inc 5,983 456
Selectquote Inc
(d)
33,310 1,037
SiriusPoint Ltd
(d)
189,697 2,007
State Auto Financial Corp 66,277 1,252
Stewart Information Services Corp 51,355 3,012
Tiptree Inc 2,782 28
Trean Insurance Group Inc
(d)
27,656 484
United Fire Group Inc 2,133 65
United Insurance Holdings Corp 2,314 13
Universal Insurance Holdings Inc 2,142 30
Vericity Inc
(d)
211 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Watford Holdings Ltd
(d)
1,737 $ 61
$ 50,306
Internet - 0 .17%
CarParts.com Inc
(d)
143 2
Cars.com Inc
(d)
6,943 92
comScore Inc
(d)
6,474 24
DHI Group Inc
(d)
5,382 16
ePlus Inc
(d)
12,718 1,277
Groupon Inc
(d)
2,340 118
HealthStream Inc
(d)
2,632 64
Lands' End Inc
(d)
1,160 27
Liquidity Services Inc
(d)
2,671 48
LiveXLive Media Inc
(d),(e)
4,778 21
Magnite Inc
(d)
4,954 198
MediaAlpha Inc
(d)
535 24
Overstock.com Inc
(d)
762 62
QuinStreet Inc
(d)
3,277 66
Stitch Fix Inc
(d)
953 41
TrueCar Inc
(d)
10,919 50
VirnetX Holding Corp
(e)
3,480 16
Yelp Inc
(d)
5,988 235
$ 2,381
Investment Companies - 0 .03%
Cannae Holdings Inc
(d)
8,792 349
PDL Community Bancorp
(d)
844 10
Rafael Holdings Inc
(d)
995 41
$ 400
Iron & Steel - 0 .37%
Allegheny Technologies Inc
(d)
12,838 299
Carpenter Technology Corp 4,875 185
Cleveland-Cliffs Inc
(d)
73,027 1,304
Commercial Metals Co 51,935 1,517
Schnitzer Steel Industries Inc 16,034 757
United States Steel Corp 47,858 1,101
$ 5,163
Leisure Products & Services - 0 .40%
Acushnet Holdings Corp 2,680 113
Callaway Golf Co 9,523 276
Clarus Corp 2,213 41
Escalade Inc 1,029 23
Johnson Outdoors Inc 13,949 1,978
Liberty TripAdvisor Holdings Inc
(d)
7,398 37
Nautilus Inc
(d)
22,432 376
OneSpaWorld Holdings Ltd
(d)
4,633 49
OneWater Marine Inc
(d)
47,700 2,444
Vista Outdoor Inc
(d)
5,996 196
$ 5,533
Lodging - 0 .40%
Bluegreen Vacations Corp 446 4
Bluegreen Vacations Holding Corp
(d)
1,340 25
Boyd Gaming Corp
(d)
8,225 544
Century Casinos Inc
(d)
3,017 40
Hilton Grand Vacations Inc
(d)
66,307 2,955
Marcus Corp/The
(d)
2,279 45
Target Hospitality Corp
(d)
4,137 11
Travel + Leisure Co 28,900 1,865
$ 5,489
Machinery - Construction & Mining - 0 .22%
Argan Inc 1,492 75
Astec Industries Inc 2,289 172
Bloom Energy Corp
(d)
494 13
Hyster-Yale Materials Handling Inc 22,709 1,836
Manitowoc Co Inc/The
(d)
25,974 594
Terex Corp 6,813 320
$ 3,010

Schedule of Investments
SmallCap Value Fund II
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2 .50%
Alamo Group Inc 51,718 $ 8,133
Albany International Corp 527 47
Altra Industrial Motion Corp 6,526 385
Applied Industrial Technologies Inc 2,387 228
Cactus Inc 43,692 1,302
Chart Industries Inc
(d)
3,655 587
CIRCOR International Inc
(d)
2,025 70
Columbus McKinnon Corp/NY 2,362 117
Crane Co 16,800 1,580
DXP Enterprises Inc/TX
(d)
82,860 2,426
Eastman Kodak Co
(d),(e)
1,854 14
Flowserve Corp 33,300 1,320
Gencor Industries Inc
(d)
735 9
Gorman-Rupp Co/The 1,516 52
GrafTech International Ltd 216,400 2,753
Hydrofarm Holdings Group Inc
(d),(e)
566 37
Intevac Inc
(d)
1,631 10
Mueller Water Products Inc - Class A 105,557 1,516
NN Inc
(d)
4,302 31
Ranpak Holdings Corp
(d)
2,956 57
SPX FLOW Inc 4,326 288
Thermon Group Holdings Inc
(d)
131,036 2,503
Watts Water Technologies Inc 1,551 193
Welbilt Inc
(d)
489,266 10,930
$ 34,588
Media - 1 .72%
AMC Networks Inc
(d)
1,727 87
Entercom Communications Corp
(d)
11,369 55
Entravision Communications Corp 158,982 612
EW Scripps Co/The 5,764 125
Gannett Co Inc
(d)
98,259 446
Gray Television Inc 6,145 125
Hemisphere Media Group Inc
(d)
1,866 23
Houghton Mifflin Harcourt Co
(d)
10,526 96
iHeartMedia Inc
(d)
6,155 118
Liberty Latin America Ltd - Class A
(d)
4,741 66
Liberty Latin America Ltd - Class C
(d)
51,188 714
Media General Inc - Rights
(d),(f)
15,053 1
Meredith Corp
(d)
1,988 62
MSG Networks Inc
(d)
75,185 1,193
Saga Communications Inc
(d)
401 9
Scholastic Corp 2,963 90
Sinclair Broadcast Group Inc 302,362 9,818
TEGNA Inc 503,709 10,104
Tribune Publishing Co
(d)
1,573 27
Value Line Inc 12 —
WideOpenWest Inc
(d)
2,665 37
$ 23,808
Metal Fabrication & Hardware - 0 .85%
AZZ Inc 51,958 2,735
Eastern Co/The 616 17
Helios Technologies Inc 1,740 126
L B Foster Co
(d)
1,197 19
Lawson Products Inc/DE
(d)
184 10
Mayville Engineering Co Inc
(d)
764 12
Mueller Industries Inc 48,340 2,169
Northwest Pipe Co
(d)
957 32
Olympic Steel Inc 928 27
Park-Ohio Holdings Corp 903 33
Rexnord Corp 20,142 1,006
Ryerson Holding Corp
(d)
1,739 28
Standex International Corp 1,245 118
TimkenSteel Corp
(d)
4,598 55
Tredegar Corp 84,065 1,229
Valmont Industries Inc 10,555 2,605
Worthington Industries Inc 22,832 1,490
$ 11,711
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0 .83%
Alcoa Corp
(d)
46,441 $ 1,701
Arconic Corp
(d)
191,396 5,474
Caledonia Mining Corp PLC
(e)
934 13
Century Aluminum Co
(d)
24,671 386
Coeur Mining Inc
(d)
24,736 200
Energy Fuels Inc/Canada
(d)
13,275 73
Gatos Silver Inc
(d),(e)
1,749 20
Gold Resource Corp 6,820 18
Hecla Mining Co 52,790 312
Kaiser Aluminum Corp 24,842 2,993
Livent Corp
(d)
14,982 270
Novagold Resources Inc
(d)
1,487 14
United States Lime & Minerals Inc 188 26
Uranium Energy Corp
(d)
12,034 35
$ 11,535
Miscellaneous Manufacturers - 3 .19%
American Outdoor Brands Inc
(d)
1,371 35
Enerpac Tool Group Corp 3,801 101
EnPro Industries Inc 31,071 2,662
ESCO Technologies Inc 205 22
Fabrinet
(d)
151,704 12,989
Federal Signal Corp 318,541 13,197
Haynes International Inc 1,256 37
Hillenbrand Inc 60,248 2,957
Lydall Inc
(d)
1,730 64
Materion Corp 1,426 101
Myers Industries Inc 2,309 52
NL Industries Inc 722 5
Raven Industries Inc 3,343 136
Smith & Wesson Brands Inc 5,607 98
Sturm Ruger & Co Inc
(e)
5,200 337
Trinity Industries Inc 316,505 8,748
Trinseo SA 41,187 2,550
$ 44,091
Office & Business Equipment - 0 .01%
Pitney Bowes Inc 11,002 82
Office Furnishings - 0 .74%
CompX International Inc 142 3
HNI Corp 4,377 185
Interface Inc 204,535 2,626
Kimball International Inc 93,790 1,368
Knoll Inc 150,879 3,606
Steelcase Inc 175,350 2,420
$ 10,208
Oil & Gas - 2 .96%
Adams Resources & Energy Inc 252 7
Antero Resources Corp
(d)
24,556 222
Berry Corp 260,078 1,589
Bonanza Creek Energy Inc 74,508 2,466
Brigham Minerals Inc 4,324 74
CNX Resources Corp
(d)
22,063 296
Comstock Resources Inc
(d)
2,990 16
Contango Oil & Gas Co
(d)
9,082 34
CVR Energy Inc 31,425 669
Delek US Holdings Inc 6,427 153
Earthstone Energy Inc
(d)
298,884 2,098
Evolution Petroleum Corp 3,586 12
Falcon Minerals Corp 4,343 19
Goodrich Petroleum Corp
(d)
305 3
HollyFrontier Corp 31,800 1,113
Kosmos Energy Ltd
(d)
610,136 1,745
Magnolia Oil & Gas Corp
(d)
1,242 14
Matador Resources Co 11,164 294
Murphy Oil Corp 148,600 2,516
Nabors Industries Ltd
(d),(e)
706 57
Northern Oil and Gas Inc 199,600 2,890
Oasis Petroleum Inc 39,000 3,027
Ovintiv Inc 315,137 7,541
Par Pacific Holdings Inc
(d)
4,098 62

Schedule of Investments
SmallCap Value Fund II
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Patterson-UTI Energy Inc 18,750 $ 127
PBF Energy Inc
(d)
9,950 141
PDC Energy Inc
(d)
82,201 3,002
Penn Virginia Corp
(d)
87,569 1,194
PrimeEnergy Resources Corp
(d),(e)
46 2
Range Resources Corp
(d)
270,074 2,652
SM Energy Co 11,653 184
Southwestern Energy Co
(d)
805,787 3,440
Talos Energy Inc
(d)
1,456 16
Tellurian Inc
(d),(e)
16,363 36
Transocean Ltd
(d)
59,077 190
Trecora Resources
(d)
2,606 20
W&T Offshore Inc
(d)
9,859 32
Whiting Petroleum Corp
(d)
72,903 2,921
$ 40,874
Oil & Gas Services - 2 .21%
Archrock Inc 13,391 125
Bristow Group Inc
(d)
742 20
ChampionX Corp
(d)
382,337 8,033
Core Laboratories NV 22,300 628
DMC Global Inc
(d)
778 42
Dril-Quip Inc
(d)
41,880 1,284
Exterran Corp
(d)
2,355 8
Frank's International NV
(d)
688,554 2,238
Helix Energy Solutions Group Inc
(d)
398,904 1,711
Liberty Oilfield Services Inc
(d)
173,781 2,033
Matrix Service Co
(d)
90,039 1,190
MRC Global Inc
(d)
8,087 76
National Energy Services Reunited Corp
(d)
2,225 28
Newpark Resources Inc
(d)
8,569 24
NexTier Oilfield Solutions Inc
(d)
678,855 2,437
NOW Inc
(d)
47,192 464
Oceaneering International Inc
(d)
10,221 110
Oil States International Inc
(d)
103,305 579
ProPetro Holding Corp
(d)
118,350 1,139
RPC Inc
(d)
6,102 30
Select Energy Services Inc
(d)
260,829 1,260
Solaris Oilfield Infrastructure Inc 154,841 1,694
TechnipFMC PLC
(d)
711,000 5,261
US Silica Holdings Inc
(d)
7,519 80
$ 30,494
Packaging & Containers - 0 .09%
Greif Inc - Class A 2,624 159
Greif Inc - Class B 584 35
Matthews International Corp 3,121 129
O-I Glass Inc
(d)
3,625 60
Pactiv Evergreen Inc 3,217 47
TriMas Corp
(d)
25,493 812
UFP Technologies Inc
(d)
623 31
$ 1,273
Pharmaceuticals - 0 .57%
AcelRx Pharmaceuticals Inc
(d)
7,311 10
Aduro Biotech
(d)
161 —
Aeglea BioTherapeutics Inc
(d)
777 6
Agile Therapeutics Inc
(d),(e)
533 1
Allovir Inc
(d)
589 14
Anika Therapeutics Inc
(d)
1,411 57
Artana Therapeutics
(d),(f)
581 —
Axcella Health Inc
(d)
72 —
Aytu BioPharma Inc
(d)
2,216 15
Beyondspring Inc
(d),(e)
103 1
Calyxt Inc
(d)
80 —
Cassava Sciences Inc
(d),(e)
2,140 100
Catalyst Biosciences Inc
(d)
2,539 13
Chimerix Inc
(d)
6,021 52
Cidara Therapeutics Inc
(d)
608 1
Concert Pharmaceuticals Inc
(d)
2,738 11
CorMedix Inc
(d)
205 2
Covetrus Inc
(d)
11,758 337
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Cyclerion Therapeutics Inc
(d)
2,315 $ 5
Cytokinetics Inc
(d)
871 22
Enanta Pharmaceuticals Inc
(d)
1,763 89
Endo International PLC
(d)
13,310 76
Evofem Biosciences Inc
(d),(e)
359 1
Foghorn Therapeutics Inc
(d)
109 1
G1 Therapeutics Inc
(d)
1,840 39
Graybug Vision Inc
(d),(e)
99 1
Gritstone Oncology Inc
(d),(e)
2,524 23
Harmony Biosciences Holdings Inc
(d)
145 4
Heska Corp
(d)
454 83
Hookipa Pharma Inc
(d)
94 1
Ideaya Biosciences Inc
(d)
1,449 30
Jounce Therapeutics Inc
(d)
2,025 19
KalVista Pharmaceuticals Inc
(d)
1,562 39
Landos Biopharma Inc
(d)
124 1
Lannett Co Inc
(d)
3,252 14
Mirum Pharmaceuticals Inc
(d)
370 7
Nature's Sunshine Products Inc 1,012 21
NexImmune Inc
(d)
124 2
Option Care Health Inc
(d)
520 10
ORIC Pharmaceuticals Inc
(d)
64 2
Owens & Minor Inc 7,415 268
Paratek Pharmaceuticals Inc
(d)
302 2
Passage Bio Inc
(d)
967 18
Phibro Animal Health Corp 130 3
PMV Pharmaceuticals Inc
(d)
254 9
Prestige Consumer Healthcare Inc
(d)
3,337 145
Revance Therapeutics Inc
(d)
1,459 43
Rockwell Medical Inc
(d)
827 1
Spectrum Pharmaceuticals Inc
(d)
166,328 517
Spero Therapeutics Inc
(d)
133 2
Supernus Pharmaceuticals Inc
(d)
3,884 118
Taro Pharmaceutical Industries Ltd
(d)
34,000 2,517
TherapeuticsMD Inc
(d)
3,882 5
USANA Health Sciences Inc
(d)
19,400 1,746
Vanda Pharmaceuticals Inc
(d)
84,320 1,400
Vaxcyte Inc
(d),(e)
577 11
Xeris Pharmaceuticals Inc
(d),(e)
302 1
$ 7,916
Pipelines - 0 .52%
BP Midstream Partners LP 48,800 637
Equitrans Midstream Corp 299,600 2,445
NextDecade Corp
(d)
2,058 5
Noble Midstream Partners LP 84,000 1,207
Rattler Midstream LP 120,400 1,366
Shell Midstream Partners LP 97,000 1,497
$ 7,157
Private Equity - 0 .15%
Safeguard Scientifics Inc
(d)
2,249 14
Victory Capital Holdings Inc 72,339 2,007
$ 2,021
Real Estate - 0 .30%
Alset EHome International Inc
(d),(e)
131 1
American Realty Investors Inc
(d)
123 1
Cushman & Wakefield PLC
(d)
7,498 128
Fathom Holdings Inc
(d)
284 10
FRP Holdings Inc
(d)
658 33
Kennedy-Wilson Holdings Inc 12,218 251
Legacy Housing Corp
(d)
582 10
Marcus & Millichap Inc
(d)
2,152 76
Maui Land & Pineapple Co Inc
(d)
503 6
McGrath RentCorp 1,050 86
Newmark Group Inc 14,735 158
RE/MAX Holdings Inc 15,908 585
Realogy Holdings Corp
(d)
11,600 201
RMR Group Inc/The 64,300 2,545
St Joe Co/The 1,689 77
Stratus Properties Inc
(d)
599 21

Schedule of Investments
SmallCap Value Fund II
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Transcontinental Realty Investors Inc
(d)
116 $ 2
$ 4,191
REITs - 3 .16%
Acadia Realty Trust 38,122 797
Agree Realty Corp 6,301 443
Alexander & Baldwin Inc 7,418 136
Alexander's Inc 6,503 1,803
Alpine Income Property Trust Inc 600 11
American Assets Trust Inc 5,172 181
American Finance Trust Inc 11,260 113
Apollo Commercial Real Estate Finance Inc 61,100 929
Arbor Realty Trust Inc 11,784 208
Ares Commercial Real Estate Corp 3,144 46
Armada Hoffler Properties Inc 5,768 79
ARMOUR Residential REIT Inc 6,587 82
Blackstone Mortgage Trust Inc 14,089 458
Bluerock Residential Growth REIT Inc 1,600 15
Broadmark Realty Capital Inc 13,275 143
Broadstone Net Lease Inc 3,139 63
BRT Apartments Corp 1,133 21
Capstead Mortgage Corp 9,831 64
CareTrust REIT Inc 8,334 202
CatchMark Timber Trust Inc 4,479 52
Centerspace 1,327 93
Chatham Lodging Trust
(d)
4,757 66
Cherry Hill Mortgage Investment Corp 1,827 18
Chimera Investment Corp 19,604 258
City Office REIT Inc 4,344 47
Clipper Realty Inc 240 2
Colony Capital Inc
(d)
49,026 343
Colony Credit Real Estate Inc 226,186 1,965
Columbia Property Trust Inc 11,587 209
CorEnergy Infrastructure Trust Inc 56,836 344
CorePoint Lodging Inc
(d)
4,020 40
CTO Realty Growth Inc 604 32
DiamondRock Hospitality Co
(d)
20,206 211
Diversified Healthcare Trust 24,466 108
Dynex Capital Inc 2,579 52
EastGroup Properties Inc 203 32
Ellington Financial Inc 4,232 76
Ellington Residential Mortgage REIT 858 11
Essential Properties Realty Trust Inc 10,614 278
Farmland Partners Inc 2,665 36
Franklin Street Properties Corp 10,683 56
GEO Group Inc/The 12,153 67
Getty Realty Corp 3,559 112
Gladstone Commercial Corp 2,697 57
Gladstone Land Corp 1,199 25
Global Medical REIT Inc 4,481 64
Global Net Lease Inc 9,289 178
Granite Point Mortgage Trust Inc 52,009 688
Great Ajax Corp 114,651 1,400
Healthcare Realty Trust Inc 44,883 1,443
Hersha Hospitality Trust
(d)
3,481 40
Independence Realty Trust Inc 10,307 174
Indus Realty Trust Inc 112 7
Industrial Logistics Properties Trust 6,676 166
Innovative Industrial Properties Inc 1,391 255
Invesco Mortgage Capital Inc 23,522 92
iStar Inc 52,566 973
Kite Realty Group Trust 8,556 178
KKR Real Estate Finance Trust Inc 2,915 61
Ladder Capital Corp 10,895 130
Lexington Realty Trust 27,952 342
LTC Properties Inc 2,472 105
Macerich Co/The 15,294 211
Mack-Cali Realty Corp 8,849 145
MFA Financial Inc 194,009 854
Monmouth Real Estate Investment Corp 1,168 22
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
National Health Investors Inc 2,938 $ 216
NETSTREIT Corp 2,008 42
New Senior Investment Group Inc 8,431 56
New York Mortgage Trust Inc 38,895 179
NexPoint Residential Trust Inc 1,865 94
Office Properties Income Trust 4,911 136
One Liberty Properties Inc 1,607 40
Orchid Island Capital Inc 8,651 48
Pebblebrook Hotel Trust 90,884 2,170
PennyMac Mortgage Investment Trust 9,926 199
Physicians Realty Trust 21,116 395
Piedmont Office Realty Trust Inc 31,679 590
PotlatchDeltic Corp 6,673 396
Preferred Apartment Communities Inc 4,879 50
QTS Realty Trust Inc 365 24
Ready Capital Corp 5,908 86
Redwood Trust Inc 11,441 127
Retail Opportunity Investments Corp 11,776 207
Retail Properties of America Inc 21,697 254
Retail Value Inc 1,813 34
RLJ Lodging Trust 16,757 270
RPT Realty 8,309 106
Ryman Hospitality Properties Inc
(d)
672 53
Sabra Health Care REIT Inc 20,784 378
Safehold Inc 833 59
Saul Centers Inc 214 9
Seritage Growth Properties
(d)
63,633 1,095
Service Properties Trust 16,589 204
SITE Centers Corp 15,495 229
STAG Industrial Inc 14,844 542
Summit Hotel Properties Inc
(d)
10,656 108
Sunstone Hotel Investors Inc
(d)
1,145,585 15,076
Tanger Factory Outlet Centers Inc 9,332 163
Terreno Realty Corp 3,899 252
TPG RE Finance Trust Inc 66,471 828
Two Harbors Investment Corp 27,709 216
UMH Properties Inc 945 20
Universal Health Realty Income Trust 154 10
Urban Edge Properties 11,743 221
Urstadt Biddle Properties Inc 3,039 55
Washington Real Estate Investment Trust 8,560 199
Western Asset Mortgage Capital Corp 6,626 21
Whitestone REIT 4,081 40
Xenia Hotels & Resorts Inc
(d)
11,464 223
$ 43,632
Retail - 6 .08%
Abercrombie & Fitch Co
(d)
6,328 237
Academy Sports & Outdoors Inc
(d)
15,316 472
American Eagle Outfitters Inc 56,758 1,962
America's Car-Mart Inc/TX
(d)
153 23
Asbury Automotive Group Inc
(d)
11,958 2,375
Aspen Aerogels Inc
(d)
1,899 35
At Home Group Inc
(d)
5,456 172
Beacon Roofing Supply Inc
(d)
5,526 311
Bed Bath & Beyond Inc
(d)
12,291 311
Big Lots Inc 21,662 1,494
Biglari Holdings Inc
(d)
105 14
Biglari Holdings Inc
(d)
11 7
BJ's Restaurants Inc
(d)
2,228 136
BJ's Wholesale Club Holdings Inc
(d)
6,260 280
Boot Barn Holdings Inc
(d)
279 20
Brinker International Inc
(d)
19,740 1,325
Buckle Inc/The 29,146 1,222
Caleres Inc 3,744 87
Carrols Restaurant Group Inc
(d)
3,612 21
Cato Corp/The
(d)
149,251 1,999
Cheesecake Factory Inc/The
(d)
4,290 269
Chico's FAS Inc
(d)
11,724 35
Children's Place Inc/The
(d)
427 33

Schedule of Investments
SmallCap Value Fund II
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Chuy's Holdings Inc
(d)
1,971 $ 96
Citi Trends Inc
(d)
990 104
Clean Energy Fuels Corp
(d),(e)
13,320 147
Conn's Inc
(d)
1,763 36
Container Store Group Inc/The
(d)
3,211 45
Cracker Barrel Old Country Store Inc 1,395 234
Dave & Buster's Entertainment Inc
(d)
2,843 130
Del Taco Restaurants Inc 3,045 35
Denny's Corp
(d)
2,172 41
Designer Brands Inc
(d)
6,340 112
Dillard's Inc
(e)
8,546 846
Dine Brands Global Inc
(d)
1,480 143
Duluth Holdings Inc
(d)
1,243 19
El Pollo Loco Holdings Inc
(d)
1,688 29
Envela Corp
(d)
133 1
Express Inc
(d)
6,424 20
Fiesta Restaurant Group Inc
(d)
1,821 27
Foot Locker Inc 22,600 1,333
Gaia Inc
(d)
1,448 15
GameStop Corp
(d),(e)
5,814 1,009
Genesco Inc
(d)
58,531 2,927
GMS Inc
(d)
4,272 187
Group 1 Automotive Inc 87,624 14,385
Guess? Inc 36,411 985
Haverty Furniture Cos Inc 1,708 79
Hibbett Sports Inc
(d)
38,746 3,078
Jack in the Box Inc 17,758 2,142
Kura Sushi USA Inc
(d),(e)
320 12
La-Z-Boy Inc 33,075 1,470
Lithia Motors Inc 3,334 1,281
Lumber Liquidators Holdings Inc
(d)
2,514 60
Macy's Inc
(d)
31,590 524
MarineMax Inc
(d)
25,452 1,445
Movado Group Inc 1,586 50
Murphy USA Inc 2,574 359
National Vision Holdings Inc
(d)
1,400 71
Noodles & Co
(d)
1,822 22
Nu Skin Enterprises Inc 24,100 1,274
ODP Corp/The
(d)
48,723 1,970
Papa John's International Inc 475 46
PC Connection Inc 41,699 1,891
Penske Automotive Group Inc 13,900 1,219
PetMed Express Inc
(e)
20,200 594
PriceSmart Inc 2,181 183
Red Robin Gourmet Burgers Inc
(d)
1,547 56
Regis Corp
(d)
2,399 31
Rite Aid Corp
(d)
29,254 513
Rush Enterprises Inc - Class A 284,935 14,065
Rush Enterprises Inc - Class B 646 28
Sally Beauty Holdings Inc
(d)
33,146 665
Shoe Carnival Inc 924 55
Signet Jewelers Ltd
(d)
14,263 852
Sonic Automotive Inc 51,164 2,525
Sportsman's Warehouse Holdings Inc
(d)
139,200 2,444
Suburban Propane Partners LP 160,737 2,443
Tilly's Inc
(d)
85,730 1,034
Vera Bradley Inc
(d)
177,143 1,966
Winmark Corp 218 42
World Fuel Services Corp 42,709 1,321
Zumiez Inc
(d)
57,676 2,478
$ 84,034
Savings & Loans - 1 .87%
Axos Financial Inc
(d)
5,366 242
Banc of California Inc 4,582 82
BankFinancial Corp 1,501 16
Berkshire Hills Bancorp Inc 143,123 3,176
Brookline Bancorp Inc 149,423 2,406
Capitol Federal Financial Inc 13,305 172
Community Bankers Trust Corp 2,478 21
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans (continued)
Eagle Bancorp Montana Inc 720 $ 17
ESSA Bancorp Inc 853 13
First Capital Inc 326 15
First Savings Financial Group Inc 174 12
Flushing Financial Corp 120,803 2,811
FS Bancorp Inc 8,478 580
Greene County Bancorp Inc 312 8
Hingham Institution For Savings The 129 39
Home Bancorp Inc 764 29
HomeTrust Bancshares Inc 22,753 623
Investors Bancorp Inc 198,177 2,901
Meridian Bancorp Inc 37,403 827
Northfield Bancorp Inc 84,309 1,364
Northwest Bancshares Inc 11,860 166
OceanFirst Financial Corp 79,074 1,808
Oconee Federal Financial Corp 90 2
Pacific Premier Bancorp Inc 8,148 359
Provident Financial Holdings Inc 570 9
Provident Financial Services Inc 131,438 3,098
Prudential Bancorp Inc 762 11
Riverview Bancorp Inc 2,416 17
Southern Missouri Bancorp Inc 14,578 611
Territorial Bancorp Inc 25,290 636
Timberland Bancorp Inc/WA 827 23
Washington Federal Inc 95,056 3,093
Waterstone Financial Inc 2,181 43
WSFS Financial Corp 10,975 561
$ 25,791
Semiconductors - 3 .40%
Alpha & Omega Semiconductor Ltd
(d)
2,063 64
Ambarella Inc
(d)
7,319 714
Amkor Technology Inc 49,194 994
Axcelis Technologies Inc
(d)
315 13
AXT Inc
(d)
3,997 39
Cirrus Logic Inc
(d)
4,919 366
CMC Materials Inc 53,830 9,874
Cohu Inc
(d)
17,557 703
CTS Corp 3,260 106
Diodes Inc
(d)
35,112 2,697
DSP Group Inc
(d)
172 2
GSI Technology Inc
(d)
1,496 9
MaxLinear Inc
(d)
2,742 99
MKS Instruments Inc 51,920 9,299
Onto Innovation Inc
(d)
84,899 5,817
Photronics Inc
(d)
214,604 2,726
Pixelworks Inc
(d)
535 2
Rambus Inc
(d)
40,969 778
Synaptics Inc
(d)
6,191 866
Tower Semiconductor Ltd
(d)
413,620 11,705
Veeco Instruments Inc
(d)
4,995 115
$ 46,988
Software - 0 .56%
Allscripts Healthcare Solutions Inc
(d)
15,206 237
Asure Software Inc
(d)
1,227 10
BM Technologies Inc
(d)
13,325 131
Cerence Inc
(d)
3,848 371
Cloudera Inc
(d)
10,838 137
Computer Programs and Systems Inc 1,290 39
CSG Systems International Inc 13,600 625
Daily Journal Corp
(d)
18 5
Digi International Inc
(d)
2,928 52
Digimarc Corp
(d),(e)
145 5
Donnelley Financial Solutions Inc
(d)
3,070 94
Ebix Inc 46,783 1,409
eGain Corp
(d)
1,117 11
Evolent Health Inc
(d)
6,514 141
GTY Technology Holdings Inc
(d)
4,518 23
IBEX Holdings Ltd
(d)
367 8
Immersion Corp
(d)
547 5

Schedule of Investments
SmallCap Value Fund II
April 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
ManTech International Corp/VA 1,587 $ 135
MicroStrategy Inc
(d)
282 185
NextGen Healthcare Inc
(d)
5,652 103
ON24 Inc
(d)
241 11
Outset Medical Inc
(d)
193 12
Park City Group Inc
(d)
1,162 6
PDF Solutions Inc
(d)
269 5
Rackspace Technology Inc
(d)
26,961 671
SeaChange International Inc
(d)
3,808 4
Sumo Logic Inc
(d)
305 6
Synchronoss Technologies Inc
(d)
4,248 14
Verint Systems Inc
(d)
3,627 176
Viant Technology Inc
(d)
206 7
Xperi Holding Corp 148,847 3,059
$ 7,697
Supranational Bank - 0 .00%
Banco Latinoamericano de Comercio Exterior SA 3,162 47
Telecommunications - 0 .87%
ADTRAN Inc 4,911 84
Alaska Communications Systems Group Inc
(d)
5,621 19
ATN International Inc 1,059 48
CalAmp Corp
(d)
1,248 17
Casa Systems Inc
(d)
67,100 526
Cincinnati Bell Inc
(d)
3,459 53
Consolidated Communications Holdings Inc
(d)
6,754 49
DZS Inc
(d)
1,471 22
Gogo Inc
(d),(e)
541 6
Harmonic Inc
(d)
9,785 76
IDT Corp - Class B
(d)
776 19
Infinera Corp
(d)
8,374 77
InterDigital Inc 2,151 149
Iridium Communications Inc
(d)
4,300 163
KVH Industries Inc
(d)
1,832 24
Loral Space & Communications Inc 1,067 43
Maxar Technologies Inc 7,240 281
NeoPhotonics Corp
(d)
1,572 15
NETGEAR Inc
(d)
19,256 717
ORBCOMM Inc
(d)
6,605 76
PCTEL Inc 1,907 13
Plantronics Inc
(d)
2,345 94
Powerfleet Inc
(d)
3,288 25
Preformed Line Products Co 17,452 1,155
Ribbon Communications Inc
(d)
7,002 47
Spok Holdings Inc 1,791 18
Switch Inc 436,610 8,108
Vonage Holdings Corp
(d)
10,462 142
$ 12,066
Textiles - 0 .42%
Culp Inc 41,900 593
UniFirst Corp/MA 23,067 5,171
$ 5,764
Toys, Games & Hobbies - 0 .00%
Funko Inc
(d)
2,592 56
Transportation - 1 .10%
ArcBest Corp 2,574 187
Ardmore Shipping Corp
(d)
2,748 11
Atlas Air Worldwide Holdings Inc
(d)
2,458 167
Costamare Inc 5,098 54
Covenant Logistics Group Inc
(d)
1,160 25
DHT Holdings Inc 11,413 67
Diamond S Shipping Inc
(d)
2,956 29
Dorian LPG Ltd
(d)
3,256 43
Eagle Bulk Shipping Inc
(d),(e)
722 31
Echo Global Logistics Inc
(d)
2,669 87
Eneti Inc 855 17
Forward Air Corp 15,773 1,393
Frontline Ltd/Bermuda
(e)
12,166 93
Genco Shipping & Trading Ltd 1,948 30
Golar LNG Ltd
(d)
10,353 119
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Heartland Express Inc 4,943 $ 92
Hoegh LNG Partners LP 45,100 753
Hub Group Inc
(d)
3,360 221
International Seaways Inc 2,523 45
Marten Transport Ltd 3,101 52
Matson Inc 32,474 2,121
Nordic American Tankers Ltd 14,679 49
Overseas Shipholding Group Inc
(d)
6,265 14
PAM Transportation Services Inc
(d)
181 10
Pangaea Logistics Solutions Ltd 912 4
Radiant Logistics Inc
(d)
4,004 27
Safe Bulkers Inc
(d)
4,924 18
Saia Inc
(d)
31,850 7,469
Schneider National Inc 24,600 596
Scorpio Tankers Inc 5,254 95
SFL Corp Ltd 9,836 76
Tidewater Inc
(d)
4,141 51
Universal Logistics Holdings Inc 45,479 1,137
US Xpress Enterprises Inc
(d)
2,375 24
Werner Enterprises Inc 684 32
$ 15,239
Trucking & Leasing - 0 .57%
GATX Corp 51,835 5,064
General Finance Corp
(d)
1,303 25
Greenbrier Cos Inc/The 57,628 2,723
Willis Lease Finance Corp
(d)
279 12
$ 7,824
Water - 0 .01%
Artesian Resources Corp 747 30
California Water Service Group 380 22
Consolidated Water Co Ltd 1,552 18
Global Water Resources Inc 76 1
SJW Group 1,256 83
Vidler Water Resouces Inc
(d)
1,948 18
$ 172
TOTAL COMMON STOCKS $ 1,346,303
Total Investments $ 1,385,731
Other Assets and Liabilities -  (0.29)% (3,951)
TOTAL NET ASSETS - 100.00% $ 1,381,780
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,562 or
0.40% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,337 or 0.39% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $304 or 0.02% of net assets.

Schedule of Investments
SmallCap Value Fund II
April 30, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 26 .61%
Consumer, Cyclical 18 .32%
Industrial 17 .09%
Consumer, Non-cyclical 10 .47%
Technology 7 .63%
Basic Materials 6 .33%
Energy 6 .06%
Communications 2 .83%
Money Market Funds 2 .62%
Utilities 2 .09%
Investment Companies 0 .24%
Diversified 0 .00%
Government 0 .00%
Other Assets and Liabilities
( 0 .29 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales April 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 16,879 $ 486,691 $ 468,703 $ 34,867
$ 16,879 $ 486,691 $ 468,703 $ 34,867
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2021 Long 132 $ 14,926 $ 218
Total $ 218
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.28% Shares Held Value (000's)
Exchange-Traded Funds - 2.28%
iShares National Muni Bond ETF 45,700 $ 5,335
iShares Short-Term National Muni Bond ETF 67,374 7,270
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
10,026 600
VanEck Vectors High Yield Muni ETF 47,537 2,980
$ 16,185
TOTAL INVESTMENT COMPANIES $ 16,185
MUNICIPAL BONDS - 100.81%
Principal
Amount (000's) Value (000's)
Alabama - 3.30%
Columbia Industrial Development Board
0.06%, 12/01/2037
(a)
$ 2,700 $ 2,700
Lower Alabama Gas District/The
5.00%, 09/01/2034 3,500 4,733
5.00%, 09/01/2046 4,500 6,571
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 3,111
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(b)
1,000 1,141
5.25%, 05/01/2044
(b)
4,500 5,229
$ 23,485
Arizona - 1 .59%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 584
5.50%, 01/01/2054
(b)
1,500 1,352
Chandler Industrial Development Authority
2.70%, 12/01/2037
(a)
1,300 1,366
Navajo Nation
5.50%, 12/01/2030
(b)
1,240 1,403
Salt Verde Financial Corp
5.00%, 12/01/2032 4,965 6,591
$ 11,296
California - 10.47%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,093
Bay Area Toll Authority
0.02%, 04/01/2047
(a)
4,000 4,000
California Health Facilities Financing Authority
5.00%, 11/15/2046
(c)
1,691 2,039
California Municipal Finance Authority
5.00%, 05/15/2033 1,000 1,218
5.00%, 05/15/2034 600 729
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(d)
2,240 2,791
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,288
City of Los Angeles Department of Airports
4.00%, 05/15/2035 5,000 6,105
4.00%, 05/15/2037 1,000 1,213
5.00%, 05/15/2028 2,000 2,542
5.00%, 05/15/2037
(c)
837 1,045
5.00%, 05/15/2039
(c)
584 725
5.00%, 05/15/2042
(c)
234 274
5.00%, 05/15/2044
(c)
1,606 1,941
5.00%, 05/15/2044
(c)
720 885
5.00%, 05/15/2044
(c)
107 129
5.00%, 05/15/2047
(c)
681 815
5.00%, 05/15/2048
(c)
389 476
Golden State Tobacco Securitization Corp
5.00%, 06/01/2047 2,840 2,934
5.30%, 06/01/2037 1,000 1,038
Irvine Ranch Water District
0.03%, 10/01/2041
(a)
2,000 2,000
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,592
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 $ 1,150 $ 1,315
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(d)
1,340 1,531
Sacramento County Water Financing Authority
5.00%, 06/01/2027 500 634
San Diego County Regional Airport Authority
5.00%, 07/01/2028 340 430
5.00%, 07/01/2029 410 529
5.00%, 07/01/2030 480 628
5.00%, 07/01/2031 500 649
5.00%, 07/01/2032 455 586
5.00%, 07/01/2033 500 641
5.00%, 07/01/2034 415 531
5.00%, 07/01/2035 300 383
5.00%, 07/01/2037 450 570
5.00%, 07/01/2038 500 632
5.00%, 07/01/2040 265 333
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 4,175
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 3,017
5.25%, 07/01/2028 1,000 1,008
State of California
0.02%, 05/01/2033
(a)
2,000 2,000
5.00%, 08/01/2028 2,000 2,589
University of California
4.00%, 05/15/2038 10,005 12,286
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,109
$ 74,448
Colorado - 5.10%
Colorado Educational & Cultural Facilities
Authority
0.03%, 01/01/2039
(a)
3,000 3,000
Colorado Health Facilities Authority
4.00%, 11/01/2039 6,275 7,437
Colorado Housing and Finance Authority (credit
support from Ginnie Mae Collateral )
0.06%, 11/01/2041
(a),(d)
1,480 1,480
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049 1,250 1,341
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 1,157
Dominion Water & Sanitation District
5.25%, 12/01/2027 1,340 1,399
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,087
Jefferson County School District R-1 (credit
support from State Aid Withholding )
4.00%, 12/15/2034
(c),(d)
2,317 2,877
4.00%, 12/15/2036
(c),(d)
6,180 7,593
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 1,087
STC Metropolitan District No 2
4.00%, 12/01/2029 1,000 1,082
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,645
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,414
5.50%, 12/01/2048 2,500 2,693
$ 36,292

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Connecticut - 1.11%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
$ 5,400 $ 5,541
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 1,755 2,329
$ 7,870
District of Columbia - 1.08%
District of Columbia
5.00%, 03/01/2029 4,900 6,441
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10/01/2047 1,000 1,228
$ 7,669
Florida - 4.22%
City of Lakeland FL Department of Electric
Utilities
5.25%, 10/01/2036 1,000 1,427
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 4,198
Florida Development Finance Corp
7.38%, 01/01/2049
(b)
6,750 7,005
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
7,001 8,374
JEA Electric System Revenue
0.04%, 10/01/2038
(a)
500 500
Orange County School Board
5.00%, 08/01/2032
(f)
5,000 6,912
Village Community Development District No 13
2.63%, 05/01/2024 500 510
3.00%, 05/01/2029 1,000 1,064
$ 29,990
Georgia - 0.90%
Development Authority of Appling County
1.50%, 01/01/2038
(a)
2,500 2,564
Development Authority of Burke County/The
0.08%, 07/01/2049
(a)
1,500 1,500
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(b)
1,000 1,167
5.00%, 01/01/2054
(b)
1,000 1,136
$ 6,367
Illinois - 12.18%
Chicago Board of Education
5.00%, 12/01/2039 1,000 1,224
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,447
5.25%, 01/01/2037 4,000 4,882
Chicago Transit Authority Sales Tax Receipts
Fund
5.00%, 12/01/2046 4,000 4,798
City of Chicago IL
5.25%, 01/01/2029 2,000 2,258
5.50%, 01/01/2049 1,000 1,204
6.00%, 01/01/2038 2,965 3,593
7.13%, 03/15/2022 100 100
7.46%, 02/15/2026 558 420
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,156
5.00%, 01/01/2032 1,000 1,155
5.00%, 01/01/2033 2,625 3,029
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,142
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,931
Illinois Finance Authority
0.00%, 12/01/2042
(e)
444 18
0.04%, 08/15/2042
(a)
900 900
0.13%, 06/01/2043
(a)
5,225 5,225
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 $ 900 $ 1,086
5.00%, 06/15/2029 1,000 1,219
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(d)
2,050 2,602
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 6,203
5.00%, 01/01/2040
(c)
2,009 2,366
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2057 700 823
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(d)
2,410 2,860
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028 5,000 6,197
Sales Tax Securitization Corp
5.00%, 01/01/2036 1,000 1,253
5.00%, 01/01/2048 3,000 3,547
Sales Tax Securitization Corp (credit support
from Build America Mutual Assurance Corp )
4.00%, 01/01/2040
(d)
1,750 2,035
5.00%, 01/01/2037
(d)
2,000 2,510
State of Illinois
5.00%, 11/01/2028 4,590 5,514
5.00%, 03/01/2031 2,000 2,570
5.00%, 12/01/2032 1,000 1,197
5.00%, 03/01/2046 3,500 4,299
5.50%, 07/01/2027 3,410 3,746
5.50%, 01/01/2030 500 653
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 149 149
$ 86,611
Indiana - 0.10%
Town of Shoals IN
7.25%, 11/01/2043 700 740
Kentucky - 0.80%
County of Trimble KY
1.30%, 09/01/2044
(a)
1,000 1,000
Kentucky Municipal Power Agency
5.00%, 09/01/2035 1,080 1,346
Kentucky Public Energy Authority
4.00%, 01/01/2049
(a)
3,000 3,345
$ 5,691
Louisiana - 3.31%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 3,000 3,321
4.40%, 11/01/2044
(b)
2,000 2,130
5.50%, 11/01/2039
(b)
2,785 3,110
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027
(a)
3,320 3,374
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
0.03%, 05/01/2042
(a)
3,300 3,300
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,140
6.10%, 12/01/2040
(a),(b)
1,000 1,269
Parish of St John the Baptist LA
2.00%, 06/01/2037
(a)
5,750 5,873
$ 23,517

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maine - 0.28%
Finance Authority of Maine
4.38%, 08/01/2035
(a),(b)
$ 1,800 $ 1,981
Maryland - 0.07%
Maryland Health & Higher Educational Facilities
Authority
6.00%, 07/01/2041 500 505
Massachusetts - 0.88%
Massachusetts Bay Transportation Authority
5.25%, 07/01/2028 2,000 2,633
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 1,085 1,092
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,282
5.00%, 07/01/2035 1,000 1,247
$ 6,254
Michigan - 2.22%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,232
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(d)
1,000 1,292
5.00%, 05/01/2037
(d)
1,000 1,287
5.00%, 05/01/2038
(d)
2,000 2,568
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 2,835 3,221
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,125
Michigan Finance Authority
4.00%, 02/15/2044 3,400 3,908
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,171
$ 15,804
Mississippi - 0.15%
Mississippi Business Finance Corp
2.20%, 03/01/2027
(a)
1,000 1,053
Missouri - 0.89%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,629
5.00%, 07/01/2044 1,100 1,362
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(d)
1,500 1,964
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,250 1,403
$ 6,358
Montana - 0.58%
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(d)
1,760 1,943
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 2,165
$ 4,108
Nebraska - 0.08%
Hospital Authority No 1 of Lancaster County
0.04%, 06/01/2031
(a)
545 545
Nevada - 2.06%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
8,604 10,247
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 4,372
$ 14,619
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Hampshire - 3.07%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(a)
$ 6,750 $ 7,077
3.75%, 07/01/2045
(a),(b)
1,000 1,037
4.00%, 11/01/2027
(b)
1,000 1,044
4.13%, 01/20/2034 9,834 11,589
4.88%, 11/01/2042
(b)
1,000 1,049
$ 21,796
New Jersey - 6.33%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 801
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 906
5.75%, 04/01/2031 1,005 1,076
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,308
5.25%, 06/15/2034 2,250 2,596
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,820
5.00%, 01/01/2048 3,000 3,466
State of New Jersey
4.00%, 06/01/2031 4,600 5,710
4.00%, 06/01/2032 5,000 6,277
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 5,418
5.00%, 06/01/2046 7,000 8,298
5.00%, 06/01/2046 2,000 2,342
$ 45,018
New York - 9.53%
Hudson Yards Infrastructure Corp
5.75%, 02/15/2047 900 904
Metropolitan Transportation Authority
4.00%, 02/01/2022 600 616
4.00%, 11/15/2045 1,000 1,141
5.00%, 11/15/2021 850 872
5.00%, 11/15/2025 400 479
5.00%, 11/15/2032 1,000 1,302
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 01/01/2031
(d)
1,000 1,329
New York City Transitional Finance Authority
Future Tax Secured Revenue
0.02%, 11/01/2036
(a)
5,000 5,000
0.04%, 11/01/2044
(a)
1,200 1,200
5.25%, 08/01/2037 3,000 3,788
New York City Water & Sewer System
0.04%, 06/15/2050
(a)
900 900
4.00%, 06/15/2037 2,800 3,352
New York Counties Tobacco Trust VI
5.00%, 06/01/2031 215 252
5.00%, 06/01/2036 740 845
5.00%, 06/01/2041 400 452
New York Liberty Development Corp
5.00%, 11/15/2031 1,000 1,025
5.00%, 09/15/2040 1,000 1,039
5.00%, 12/15/2041 1,000 1,027
New York State Dormitory Authority
4.00%, 09/01/2045 2,000 2,271
5.00%, 07/01/2033 1,200 1,487
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(d)
140 141
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 1,181
4.00%, 04/30/2053 1,000 1,134
5.00%, 12/01/2027 1,000 1,252
5.00%, 12/01/2028 1,100 1,410

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York Transportation Development Corp
(continued)
5.00%, 12/01/2029 $ 1,200 $ 1,564
5.00%, 01/01/2032 7,200 8,771
5.00%, 12/01/2034 2,000 2,604
5.00%, 10/01/2035 2,000 2,548
5.00%, 01/01/2036 3,200 3,849
5.00%, 10/01/2040 2,000 2,505
5.25%, 01/01/2050 3,125 3,534
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,812
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 58
Triborough Bridge & Tunnel Authority
4.00%, 05/15/2046
(f)
1,175 1,401
Westchester County Local Development Corp
5.00%, 11/01/2046 2,400 2,698
$ 67,743
North Carolina - 3.17%
Charlotte-Mecklenburg Hospital Authority/The
0.02%, 01/15/2037
(a)
5,060 5,060
City of Charlotte NC
5.00%, 06/01/2029 5,790 7,661
North Carolina Medical Care Commission
5.00%, 10/01/2047 1,000 1,078
North Carolina Turnpike Authority
5.00%, 01/01/2040 4,100 4,970
Raleigh Durham Airport Authority
5.00%, 05/01/2031 1,750 2,291
5.00%, 05/01/2034 1,150 1,484
$ 22,544
Ohio - 3.31%
American Municipal Power Inc
5.25%, 02/15/2033 2,575 2,678
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 3,000 3,528
5.00%, 06/01/2055 7,200 8,088
City of Cincinnati OH
5.00%, 12/01/2032 815 858
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,570
5.00%, 01/01/2046 2,500 2,698
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 1,123
4.50%, 01/15/2048
(b)
850 961
Port of Greater Cincinnati Development Authority
4.25%, 12/01/2050
(b)
2,000 2,009
$ 23,513
Oklahoma - 0.19%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,085 1,322
Oregon - 0.46%
Oregon State Business Development Commission
0.00%, 04/01/2031
(b),(e)
1,000 215
State of Oregon Housing & Community Services
Department
3.55%, 07/01/2033 2,830 3,055
$ 3,270
Pennsylvania - 4.22%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 1,000 1,090
5.13%, 05/01/2030 1,630 1,882
City of Philadelphia PA
5.00%, 02/01/2038 1,000 1,263
5.00%, 02/01/2039 1,000 1,258
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Commonwealth Financing Authority
5.00%, 06/01/2032 $ 3,000 $ 3,709
5.00%, 06/01/2033 2,000 2,462
Luzerne County Industrial Development Authority
2.45%, 12/01/2039
(a)
2,000 2,163
Pennsylvania Economic Development Financing
Authority
0.00%, 06/01/2036
(b),(e)
1,602 961
2.15%, 11/01/2021
(a)
2,250 2,271
3.25%, 08/01/2039
(b)
1,200 1,222
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,580
5.00%, 12/01/2036 1,725 2,121
5.25%, 12/01/2044 5,000 6,439
Pittsburgh Water & Sewer Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 09/01/2033
(d)
400 558
$ 29,979
Puerto Rico - 0.81%
Commonwealth of Puerto Rico
0.00%, 07/01/2039
(e)
6,835 5,782
South Carolina - 0.23%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 1,500 1,604
South Dakota - 0.21%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
1,500 1,501
Tennessee - 1.79%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 4,510 5,401
Metropolitan Nashville Airport Authority/The
5.00%, 07/01/2044 5,000 6,187
Tennergy Corp/TN
5.00%, 02/01/2050
(a)
1,000 1,147
$ 12,735
Texas - 9.43%
Calhoun County Navigation Industrial
Development Authority
7.00%, 07/27/2021
(a),(b)
3,000 3,000
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 3,262
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,449
City of Dallas TX Waterworks & Sewer System
Revenue
4.00%, 10/01/2037 5,000 6,105
City of Houston TX Airport System Revenue
5.00%, 07/01/2029 2,000 2,185
6.63%, 07/15/2038 2,000 2,031
Gulf Coast Industrial Development Authority
0.02%, 11/01/2041
(a)
4,000 4,000
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,352
Love Field Airport Modernization Corp
5.00%, 11/01/2022 1,000 1,069
Lower Neches Valley Authority Industrial
Development Corp
0.03%, 11/01/2051
(a)
1,850 1,850
Metropolitan Transit Authority of Harris County
Sales & Use Tax Revenue
5.00%, 11/01/2033 2,435 2,991
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,138

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Port Beaumont Navigation District
3.63%, 01/01/2035
(b)
$ 2,650 $ 2,742
4.00%, 01/01/2050
(b)
500 518
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 100
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,383
Texas Municipal Gas Acquisition & Supply Corp
III
5.00%, 12/15/2031 2,200 2,913
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 11,560 13,580
Texas Private Activity Bond Surface
Transportation Corp
4.00%, 12/31/2030 1,250 1,502
4.00%, 06/30/2035 1,000 1,175
5.00%, 12/31/2032 4,000 5,081
7.00%, 12/31/2038 1,000 1,141
Texas Transportation Commission
5.00%, 08/01/2057 2,000 2,333
West Harris County Regional Water Authority
4.00%, 12/15/2049 1,000 1,165
$ 67,065
Utah - 1.37%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,231
5.00%, 10/15/2032 4,385 5,277
5.00%, 10/15/2037 1,500 1,785
5.38%, 10/15/2040 1,200 1,456
$ 9,749
Virginia - 2.98%
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,123
6.00%, 07/01/2044 1,000 1,114
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2038 1,500 1,869
5.00%, 10/01/2039 1,500 1,865
Hampton Roads Transportation Accountability
Commission
5.00%, 07/01/2022 4,000 4,224
King George County Economic Development
Authority
2.50%, 06/01/2023
(a)
1,600 1,670
Norfolk Economic Development Authority
0.06%, 11/01/2034
(a)
1,260 1,260
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,504
Virginia College Building Authority
5.00%, 02/01/2029 5,000 6,547
$ 21,176
Washington - 0.95%
Port of Seattle WA
5.00%, 04/01/2029 5,250 6,724
West Virginia - 0.18%
West Virginia Economic Development Authority
4.12%, 07/01/2045
(a)
1,250 1,282
Wisconsin - 1.21%
City of Superior WI
5.38%, 11/01/2021 750 753
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin (continued)
Public Finance Authority
5.00%, 01/01/2024 $ 2,500 $ 2,747
5.00%, 12/01/2025 3,000 3,493
5.00%, 10/01/2043
(b)
1,500 1,644
$ 8,637
TOTAL MUNICIPAL BONDS $ 716,643
Total Investments $ 732,828
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.85)%
Notes with interest rates of 0.09% - 0.27% at
April 30, 2021 and contractual maturities of
collateral from 2023-2036.
(g)
$ (20,253) (20,253)
Total Net Investments $ 712,575
Other Assets and Liabilities -  (0.24)% (1,683)
TOTAL NET ASSETS - 100.00% $ 710,892
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $52,630 or 7.40% of net assets.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2021.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 79.59%
General Obligation Unlimited 10.57%
Insured 5.25%
Investment Companies 2.28%
General Obligation Limited 1.29%
Prerefunded 1.11%
Certificate Participation 1.04%
Special Assessment 0.65%
Tax Allocation 0.62%
Revenue Notes 0.42%
Special Tax 0.27%
Liability For Floating Rate Notes Issued (2.85)%
Other Assets and Liabilities
(0.24)%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
April 30, 2021 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
THB Thai Baht
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2021(b) $ 10.85 $ 0.12 $ 0.27 $ 0.39 ( $ 0.12) ( $ 0.12) $ 11.12
2020 10.80 0.25 0.01 0.26 (0.21) (0.21) 10.85
2019 10.10 0.32 0.67 0.99 (0.29) (0.29) 10.80
2018 10.53 0.36 (0.46) (0.10) (0.33) (0.33) 10.10
2017 10.68 0.36 (0.17) 0.19 (0.34) (0.34) 10.53
2016 10.46 0.36 0.21 0.57 (0.35) ( 0 .35) 10.68
Class C shares
2021(b) 10.87 0.08 0.27 0.35 (0.08) (0.08) 11.14
2020 10.82 0.16 0.01 0.17 (0.12) (0.12) 10.87
2019 10.12 0.24 0.66 0.90 (0.20) (0.20) 10.82
2018 10.55 0.27 (0.46) (0.19) (0.24) (0.24) 10.12
2017 10.70 0.28 (0.18) 0.10 (0.25) (0.25) 10.55
2016 10.48 0.26 0.22 0.48 (0.26) (0.26) 10.70
Institutional shares
2021(b) 10.86 0.13 0.27 0.40 (0.13) (0.13) 11.13
2020 10.81 0.28 0.01 0.29 (0.24) (0.24) 10.86
2019 10.10 0.35 0.68 1.03 (0.32) (0.32) 10.81
2018 10.54 0.38 (0.46) (0.08) (0.36) (0.36) 10.10
2017 10.68 0.39 ( 0 .17) 0.22 (0.36) (0.36) 10.54
2016 10.46 0.36 0.23 0.59 (0.37) (0.37) 10.68

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.61% (c),(d) $ 450,852 0.78% (e) 0.76% (e),(f) 2.18% (e) 18.0% (e)
2.44 (d) 446,357 0.79 0.76 (f) 2.29 40.1
9.94 (d) 420,656 0.81 0.78 (f) 3.08 42.3
(1.00) (d) 283,709 0.83 0.77 (f) 3.45 49.0
1.82 (d) 292,217 0.82 0.77 (f) 3.48 39.8
5.50 (d) 334,431 0.82 0.77 (f) 3.31 27.9
3.19 (c),(d) 39,279 1.5 8 (e) 1.56 (e),(f) 1.37 (e) 18.0 (e)
1.61 (d) 41,166 1.60 1.57 (f) 1.49 40.1
9.01 (d) 41,462 1.65 1.62 (f) 2.26 42.3
(1.82) (d) 33,333 1.67 1.61 (f) 2.62 49.0
0.99 (d) 39,252 1.64 1.59 (f) 2.66 39.8
4.60 (d) 48,468 1.65 1.60 (f) 2.43 27.9
3.74 (c) 200,548 0.53 (e),(g) 0.51 (e),(f),(g) 2.43 (e) 18.0 (e)
2.70 166,577 0.54 (g) 0.51 (f),(g) 2.60 40.1
10.34 132,152 0.54 (g) 0.51 (f),(g) 3.35 42.3
(0.84) 96,073 0.57 (g) 0.51 (f),(g) 3.71 49.0
2.15 90,691 0.57 (g) 0.52 (f),(g) 3.68 39.8
5.68 5,771 0.65 (g) 0.60 (f),(g) 3.32 27.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
Class A shares
2021(b) $ 10.17 $ 0.07 ( $ 0.18) ( $ 0.11) ( $ 0.10) ( $ 0.10) $ 9.96
2020 9.78 0.18 0.43 0.61 (0.22) (0.22) 10.17
2019 9 .18 0.24 0.64 0.88 (0.28) (0.28) 9.78
2018 9.56 0.28 (0.37) (0.09) (0.29) (0.29) 9.18
2017 9 .64 0.25 (0.05) 0.20 (0.28) (0.28) 9.56
2016 9.48 0.27 0.21 0.48 (0.32) (0.32) 9.64
Class C shares
2021(b) 10.24 0.03 (0.20) (0.17) (0.05) (0.05) 10.02
2020 9.85 0.10 0.43 0.53 (0.14) (0.14) 10.24
2019 9.23 0.16 0.66 0.82 (0.20) (0.20) 9.85
2018 9.62 0.21 (0.38) (0.17) (0.22) (0.22) 9.23
2017 9.69 0.18 (0.05) 0.13 (0.20) (0.20) 9.62
2016 9.53 0.19 0.21 0.40 (0.24) (0.24) 9.69
Class J shares
2021(b) 10.19 0.08 (0.19) (0.11) (0.10) (0.10) 9.98
2020 9.81 0.19 0.43 0.62 (0.24) (0.24) 10.19
2019 9.20 0.25 0.65 0.90 (0.29) (0.29) 9.81
2018 9.59 0.30 (0.39) (0.09) ( 0 .30) (0.30) 9.20
2017 9.66 0.27 (0.05) 0.22 (0.29) (0.29) 9.59
2016 9.50 0.28 0.21 0.49 (0.33) (0.33) 9.66
Institutional shares
2021(b) 10.20 0.08 (0.18) (0.10) (0.11) (0.11) 9.99
2020 9.81 0.20 0.44 0.64 (0.25) (0.25) 10.20
2019 9.20 0.27 0.65 0.92 (0.31) (0.31) 9.81
2018 9.59 0.31 (0.38) (0.07) (0.32) (0.32) 9.20
2017 9.66 0.29 (0.05) 0.24 (0.31) (0.31) 9.59
2016 9.51 0.30 0.20 0.50 (0.35) (0.35) 9.66
R-1 shares
2021(b) 10.20 0.04 (0.18) (0.14) (0.07) (0.07) 9.99
2020 9.82 0.13 0.42 0.55 (0.17) (0.17) 10.20
2019 9.21 0.20 0.65 0.85 (0.24) (0.24) 9.82
2018 9.59 0.24 (0.37) (0.13) (0.25) (0.25) 9.21
2017 9.67 0.21 (0.06) 0.15 (0.23) (0.23) 9.59
2016 9.51 0.22 0.21 0.43 (0.27) (0.27) 9.67

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(1.14) % (c),(d) $ 315,809 0.77% (e) – % 1.36% (e) 15.9% (e)
6.32 (d) 337,294 0.82 – 1.77 21.0
9.73 (d) 261,383 0.88 – 2.52 19.8
(0.94) (d) 226,417 0.88 – 3.01 9.2
2.13 (d) 254,848 0.87 – 2.67 12.5
5.12 (d) 273,241 0.88 – 2.81 12.9
(1.64) (c),(d) 40,117 1.60 (e) – 0.54 (e) 15.9 (e)
5.42 (d) 53,725 1.63 – 0.97 21.0
8.99 (d) 49,336 1.71 – 1.71 19.8
(1.82) (d) 52,031 1.67 – 2.21 9.2
1.40 (d) 62,012 1.68 – 1.86 12.5
4.25 (d) 66,576 1.69 – 2 .00 12.9
(1.07) (c),(d) 119,678 0.64 (e),(f) 0.66 (e),(g) 1.49 (e) 15.9 (e)
6.34 (d) 132,319 0.68 (f) 0.71 (g) 1.91 21.0
9.94 (d) 97,925 0.77 (f) 0.80 (g) 2.64 19.8
(0.91) (d) 85,102 0.74 (f) 0.77 (g) 3.15 9.2
2.38 (d) 95,945 0.73 (f) 0.76 (g) 2.81 12.5
5.22 (d) 100,416 0.78 (f) 0.81 (g) 2.91 12.9
(1.02) (c) 744,419 0.54 (e),(h) – 1.60 (e) 15.9 (e)
6.56 674,265 0.58 (h) – 2.02 21.0
10.14 519,888 0.58 (h) – 2 .82 19.8
(0.75) 413,469 0.58 (h) – 3.30 9.2
2.59 415,952 0.50 (h) – 3.06 12.5
5.40 2,692,447 0.49 – 3.19 12.9
(1.39) (c) 12,093 1.30 (e) – 0.84 (e) 15.9 (e)
5.65 12,967 1.33 – 1.28 21.0
9.28 15,209 1.36 – 2.07 19.8
(1.41) 16,422 1.36 – 2.53 9.2
1.63 19,397 1.36 – 2.19 12.5
4.60 19,256 1.36 – 2.32 12.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
R-3 shares
2021(b) $ 10 .22 $ 0 .06 ( $ 0 .19 ) ( $ 0 .13 ) ( $ 0 .08 ) ( $ 0 .08 ) $ 10 .01
2020 9 .83 0 .16 0 .43 0 .59 ( 0 .20 ) ( 0 .20 ) 10 .22
2019 9 .22 0 .23 0 .64 0 .87 ( 0 .26 ) ( 0 .26 ) 9 .83
2018 9 .61 0 .27 ( 0 .38 ) ( 0 .11 ) ( 0 .28 ) ( 0 .28 ) 9 .22
2017 9 .68 0 .24 ( 0 .05 ) 0 .19 ( 0 .26 ) ( 0 .26 ) 9 .61
2016 9 .52 0 .25 0 .21 0 .46 ( 0 .30 ) ( 0 .30 ) 9 .68
R-4 shares
2021(b) 10 .21 0 .07 ( 0 .19 ) ( 0 .12 ) ( 0 .09 ) ( 0 .09 ) 10 .00
2020 9 .83 0 .18 0 .42 0 .60 ( 0 .22 ) ( 0 .22 ) 10 .21
2019 9 .22 0 .24 0 .65 0 .89 ( 0 .28 ) ( 0 .28 ) 9 .83
2018 9 .60 0 .28 ( 0 .37 ) ( 0 .09 ) ( 0 .29 ) ( 0 .29 ) 9 .22
2017 9 .67 0 .26 ( 0 .05 ) 0 .21 ( 0 .28 ) ( 0 .28 ) 9 .60
2016 9 .52 0 .27 0 .20 0 .47 ( 0 .32 ) ( 0 .32 ) 9 .67
R-5 shares
2021(b) 10 .19 0 .07 ( 0 .18 ) ( 0 .11 ) ( 0 .10 ) ( 0 .10 ) 9 .98
2020 9 .81 0 .19 0 .42 0 .61 ( 0 .23 ) ( 0 .23 ) 10 .19
2019 9 .20 0 .25 0 .65 0 .90 ( 0 .29 ) ( 0 .29 ) 9 .81
2018 9 .59 0 .29 ( 0 .38 ) ( 0 .09 ) ( 0 .30 ) ( 0 .30 ) 9 .20
2017 9 .66 0 .27 ( 0 .05 ) 0 .22 ( 0 .29 ) ( 0 .29 ) 9 .59
2016 9 .50 0 .28 0 .21 0 .49 ( 0 .33 ) ( 0 .33 ) 9 .66
R-6 shares
2021(b) 10 .19 0 .09 ( 0 .19 ) ( 0 .10 ) ( 0 .11 ) ( 0 .11 ) 9 .98
2020 9 .80 0 .21 0 .44 0 .65 ( 0 .26 ) ( 0 .26 ) 10 .19
2019 9 .20 0 .27 0 .65 0 .92 ( 0 .32 ) ( 0 .32 ) 9 .80
2018 9 .58 0 .32 ( 0 .37 ) ( 0 .05 ) ( 0 .33 ) ( 0 .33 ) 9 .20
2017 9 .66 0 .29 ( 0 .05 ) 0 .24 ( 0 .32 ) ( 0 .32 ) 9 .58
2016 9 .50 0 .30 0 .21 0 .51 ( 0 .35 ) ( 0 .35 ) 9 .66

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 1 .24 ) % (c) $ 17,458 0 .99% (d) 1 .15% (d) 15 .9% (d)
6 .07 19,911 1 .02 1 .59 21 .0
9 .61 24,860 1 .05 2 .38 19 .8
( 1 .21 ) 27,890 1 .05 2 .83 9 .2
2 .05 29,838 1 .05 2 .50 12 .5
4 .92 32,657 1 .05 2 .63 12 .9
( 1 .14 ) (c) 9,026 0 .80 (d) 1 .33 (d) 15 .9 (d)
6 .17 13,116 0 .83 1 .77 21 .0
9 .82 17,519 0 .86 2 .57 19 .8
( 0 .92 ) 19,693 0 .86 3 .02 9 .2
2 .24 29,803 0 .86 2 .68 12 .5
5 .01 27,577 0 .86 2 .82 12 .9
( 1 .09 ) (c) 35,698 0 .68 (d) 1 .46 (d) 15 .9 (d)
6 .31 38,478 0 .71 1 .89 21 .0
9 .97 35,845 0 .74 2 .68 19 .8
( 0 .91 ) 33,909 0 .74 3 .11 9 .2
2 .37 49,040 0 .74 2 .81 12 .5
5 .25 50,807 0 .74 2 .94 12 .9
( 0 .96 ) (c) 9,187,136 0 .42 (d) ,(e) 1 .72 (d) 15 .9 (d)
6 .69 8,278,200 0 .45 (e) 2 .15 21 .0
10 .14 5,666,716 0 .48 (e) 2 .86 19 .8
( 0 .55 ) 2,034,970 0 .48 (e) 3 .40 9 .2
2 .53 2,290,265 0 .48 (e) 3 .04 12 .5
5 .37 (f) 6,656 0 .55 (e) 3 .13 12 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class A shares
2021(b) $ 11.57 $ 0.07 ( $ 0.05) $ 0.02 ( $ 0.09) ( $ 0.53) ( $ 0.62) $ 10.97
2020 11.13 0.24 0.54 0.78 (0.34) – (0.34) 11.57
2019 10.36 0.30 0.78 1.08 (0.31) – (0.31) 11.13
2018 10.98 0.30 (0.60) (0.30) (0.32) – (0.32) 10.36
2017 11.05 0.28 (0.07) 0.21 (0.28) – (0.28) 10.98
2016 10.80 0.24 0.23 0 .47 (0.22) – (0.22) 11.05
Class J shares
2021(b) 11.66 0.07 (0.06) 0.01 (0.09) (0.53) (0.62) 11.05
2020 11.21 0.25 0.54 0.79 (0.34) – (0.34) 11.66
2019 10.43 0.30 0.79 1.09 (0.31) – (0.31) 11.21
2018 11.06 0.31 (0.61) (0.30) (0.33) – (0.33) 10.43
2017 11.12 0.28 (0.05) 0.23 (0.29) – (0.29) 11.06
2016 10.87 0.25 0.23 0.48 (0.23) – (0.23) 11.12
Institutional shares
2021(b) 11.57 0.09 (0.06) 0.03 (0.11) (0.53) (0.64) 10.96
2020 11.13 0.28 0.53 0.81 (0.37) – (0.37) 11.57
2019 10.35 0.34 0.79 1.13 (0.35) – (0.35) 11.13
2018 10.98 0.34 (0.60) (0.26) (0.37) – (0.37) 10.35
2017 11.04 0.32 (0.06) 0.26 (0.32) – (0.32) 10.98
2016 10.79 0.28 0.23 0.51 (0.26) – (0.26) 11.04
R-1 shares
2021(b) 11.56 0.04 (0.05) (0.01) (0.06) (0.53) (0.59) 10.96
2020 11.13 0.19 0.52 0.71 (0.28) – (0.28) 11.56
2019 10.35 0.25 0.79 1.04 (0.26) – (0.26) 11.13
2018 10.98 0.25 (0.60) (0.35) (0.28) – (0.28) 10.35
2017 11.04 0.22 (0.05) 0.17 (0.23) – (0.23) 10.98
2016 10.79 0.19 0.23 0.42 (0.17) – (0.17) 11.04
R-3 shares
2021(b) 11.49 0.06 (0.06) – (0.08) (0.53) ( 0 .61) 10.88
2020 11.06 0.22 0.52 0.74 (0.31) – (0.31) 11.49
2019 10.29 0.28 0.78 1.06 (0.29) – (0.29) 11.06
2018 10.91 0.28 (0.59) (0.31) (0.31) – (0.31) 10.29
2017 10.98 0 .26 (0.07) 0.19 (0.26) – (0.26) 10.91
2016 10.73 0.22 0.23 0.45 (0.20) – (0.20) 10.98
R-4 shares
2021(b) 11.74 0.07 (0.06) 0.01 (0.09) (0.53) (0.62) 11.13
2020 11.29 0.25 0.53 0.78 (0.33) – (0.33) 11.74
2019 10.50 0.30 0.80 1.10 (0.31) – (0.31) 11.29
2018 11.13 0.31 (0.61) (0.30) (0.33) – (0.33) 10.50
2017 11.19 0.28 (0.06) 0.22 (0.28) – (0.28) 11.13
2016 10.93 0.24 0.24 0.48 (0.22) – (0.22) 11.19
R-5 shares
2021(b) 11.50 0.08 (0.05) 0.03 (0.10) (0.53) (0.63) 10.90
2020 11.07 0.25 0.53 0.78 (0.35) – (0.35) 11.50
2019 10.30 0.31 0.79 1.10 (0.33) – (0.33) 11.07
2018 10 .93 0.32 (0.61) (0.29) (0.34) – (0.34) 10.30
2017 10.99 0.29 (0.05) 0.24 (0.30) – (0.30) 10.93
2016 10.74 0.25 0.23 0.48 (0.23) – (0.23) 10.99

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.11% (c),(d) $ 96,890 0.85% (e),(f) – % 1.30% (e) 203.4% (e)
6.98 (d) ,(g) 100,498 0.88 (f) – 2.12 167.0
10.63 (d),(g) 89,060 0.88 (f) – 2.75 138.6
(2.74) (d) 78,179 0.88 (f) – 2.80 134.0
1.96 (d) 90,713 0.88 (f) – 2.55 128.3
4.40 (d) 95,813 0.88 (f) – 2.20 168.4
0.04 (c),(d) 146,290 0.81 (e),(h) 0.90 (e) ,( i ) 1.33 (e) 203.4 (e)
7.07 (d),(g) 155,238 0.83 (h) 0.92 ( i ) 2.17 167.0
10.66 (d),(g) 137,858 0.88 (h) 0.97 ( i ) 2.76 138.6
(2.76) (d) 131,877 0.82 (h) 0.91 ( i ) 2.86 134.0
2.07 (d) 148,389 0.85 (h) 0.89 ( i ) 2.59 128.3
4.46 (d) 157,791 0.79 (h) 0.82 ( i ) 2.29 168.4
0.17 (c) 371,873 0.56 (e),(f) – 1.61 (e) 203.4 (e)
7.41 318,810 0.57 (f) – 2.44 167.0
11.10 1,156,182 0.46 (f) – 3.18 138.6
(2.42) 2,925,885 0.46 (f) – 3.22 134.0
2.45 3,219,716 0.49 (f) – 2.94 128.3
4.80 3,630,319 0.50 – 2.58 168.4
(0.15) (c) 3,931 1.38 (e),(f) – 0.80 (e) 203.4 (e)
6.45 4,234 1.38 (f) – 1.65 167.0
10.15 4,758 1.33 (f) – 2.30 138.6
(3.27) 4,308 1.33 (f) – 2.35 134.0
1.56 4,961 1.37 (f) – 2.06 128.3
3.89 5,354 1.38 – 1.70 168.4
(0.09) (c) 20,735 1.07 (e),(f) – 1.09 (e) 203.4 (e)
6.83 20,466 1.07 (f) – 1.93 167.0
10.45 17,923 1.02 (f) – 2.61 138.6
(2.89) 16,316 1.02 (f) – 2.65 134.0
1.80 20,919 1.06 (f) – 2.37 128.3
4.24 26,396 1.07 – 2.01 168.4
0.01 (c) 8,619 0.88 (e),(f) – 1.28 (e) 203.4 (e)
7.06 8,449 0.88 (f) – 2.16 167.0
10.63 11,540 0.83 (f) – 2.79 138.6
(2.75) 10,643 0.83 (f) – 2.84 134.0
2.04 15,827 0.87 (f) – 2.56 128.3
4.44 21,651 0.88 – 2.20 168.4
0.16 (c) 48,023 0.76 (e),(f) – 1.41 (e) 203.4 (e)
7.15 49,176 0.76 (f) – 2.23 167.0
10.78 38,543 0.71 (f) – 2.93 138.6
(2.68) 43,741 0.71 (f) – 2.97 134.0
2.20 54,833 0.75 (f) – 2.68 128.3
4.56 58,656 0.76 – 2.32 168.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
( i ) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2021(b) $ 12.74 $ 0.08 $ 3.30 $ 3.38 ( $ 0.11) $ – ( $ 0.11) $ 16.01
2020 12.52 0.11 0.34 0.45 (0.23) – (0.23) 12.74
2019 12.26 0.18 0.79 0.97 (0.15) (0.56) (0.71) 12.52
2018 13.96 0.20 (1.71) (1.51) (0.19) – (0.19) 12.26
2017 11.35 0.11 2.63 2.74 (0.13) – (0.13) 13.96
2016 11.55 0.13 (0.22) (0.09) (0.11) – (0.11) 11.35
Class C shares
2021(b) 12.71 0.02 3.29 3.31 – – – 16.02
2020 12.49 0.01 0.34 0.35 (0.13) – (0.13) 12.71
2019 12.21 0.09 0.80 0.89 (0.05) (0.56) (0.61) 12.49
2018 13.92 0.10 (1.71) (1.61) (0.10) – (0.10) 12.21
2017 11.30 0.02 2.64 2.66 (0.04) – (0.04) 13.92
2016 11.51 0.06 (0.23) (0.17) (0.04) – (0.04) 11.30
Class J shares
2021(b) 12.58 0.09 3.26 3.35 (0.13) – (0.13) 15.80
2020 12.37 0.12 0.34 0.46 (0.25) – (0.25) 12.58
2019 12.13 0.19 0.78 0.97 (0.17) (0.56) (0.73) 12.37
2018 13.82 0.21 (1.69) (1.48) (0.21) – (0.21) 12.13
2017 11.23 0.13 2.61 2.74 (0.15) – (0.15) 13.82
2016 11.43 0.15 (0.23) (0.08) (0.12) – (0.12) 11 .23
Institutional shares
2021(b) 12.68 0.11 3.28 3.39 (0.16) – (0.16) 15.91
2020 12.47 0.15 0.34 0.49 (0.28) – (0.28) 12.68
2019 12.23 0.09 0.93 1.02 (0.22) (0.56) (0.78) 12.47
2018 13.93 0.26 (1.71) (1.45) (0.25) – (0.25) 12.23
2017 11.32 0.17 2.63 2.80 (0.19) – (0.19) 13.93
2016 11.53 0.19 (0.23) (0.04) (0.17) – (0.17) 11.32
R-1 shares
2021(b) 12.68 0.05 3.29 3.34 (0.06) – (0.06) 15.96
2020 12.46 0.06 0.33 0.39 (0.17) – (0.17) 12.68
2019 12.20 0.14 0.79 0.93 (0.11) (0.56) (0.67) 12.46
2018 13.89 0.14 (1.70) (1.56) (0.13) – (0.13) 12.20
2017 11.28 0.07 2.62 2.69 (0.08) – (0.08) 13.89
2016 11.48 0.09 (0.23) (0.14) (0.06) – (0.06) 11.28

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
26.63% (c),(d) $ 264,185 1.15% (e) – % 1.11% (e) 51.6% (e)
3.59 (d) 209,868 1.20 (f) – 0.90 45.1
8.93 (d) 217,243 1.27 (f) – 1.52 51.0
(10.99) (d) 217,118 1.31 – 1.42 51.1
24.41 (d) 256,761 1.35 – 0.92 46.7
(0.78) (d) 221,880 1.36 – 1.21 48.2
26.06 (c),(d) 10,192 1.98 (e),(f) – 0.27 (e) 51.6 (e)
2.79 (d) 9,226 1.98 (f) – 0.11 45.1
8.14 (d) 10,863 2.00 (f) – 0.72 51.0
(11.68) (d) 15,031 2.08 (f) – 0.70 51.1
23.60 (d) 16,331 2.08 (f) – 0.18 46.7
(1.49) (d) 13,511 2.08 (f) – 0.51 48.2
26.70 (c),(d) 178,955 1.05 (e),(g) 1.07 (e),(h) 1.21 (e) 51.6 (e)
3.67 (d) 143,722 1.09 (g) 1.15 (h) 1.01 45.1
9.03 (d) 153,026 1.16 (g) 1.27 (h) 1.63 51.0
(10.89) (d) 155,540 1.17 (g) 1.20 (h) 1.56 51.1
24.76 (d) 192,872 1.17 (g) 1.20 (h) 1.09 46.7
(0.66) (d) 164,531 1.17 (g) 1.20 (h) 1.40 48.2
26.92 (c),( i ) 527,990 0.84 (e),(f) – 1.44 (e) 51.6 (e)
3.86 ( i ) 400,116 0.85 (f) – 1.26 45.1
9.43 357,306 0.79 (f) – 0.81 51.0
(10.60) 10,407,141 0.83 (f) – 1.91 51.1
25.17 11,494,748 0.84 (f) – 1.41 46.7
(0.34) 7,449,362 0.85 – 1.73 48.2
26.35 (c) 3,276 1.61 (e) – 0.61 (e) 51.6 (e)
3.12 2,905 1.61 (f) – 0.47 45.1
8.50 3,655 1.63 (f) – 1.16 51.0
(11.34) 3,998 1.71 – 0.99 51.1
24.04 4,957 1.71 – 0.55 46.7
(1.20) 4,570 1.72 – 0.83 48.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
( i ) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
R-3 shares
2021(b) $ 12 .70 $ 0 .08 $ 3 .29 $ 3 .37 ( $ 0 .10 ) $ – ( $ 0 .10 ) $ 15 .97
2020 12 .49 0 .10 0 .33 0 .43 ( 0 .22 ) – ( 0 .22 ) 12 .70
2019 12 .21 0 .18 0 .79 0 .97 ( 0 .13 ) ( 0 .56 ) ( 0 .69 ) 12 .49
2018 13 .90 0 .18 ( 1 .70 ) ( 1 .52 ) ( 0 .17 ) – ( 0 .17 ) 12 .21
2017 11 .29 0 .10 2 .63 2 .73 ( 0 .12 ) – ( 0 .12 ) 13 .90
2016 11 .48 0 .13 ( 0 .22 ) ( 0 .09 ) ( 0 .10 ) – ( 0 .10 ) 11 .29
R-4 shares
2021(b) 12 .88 0 .08 3 .34 3 .42 ( 0 .11 ) – ( 0 .11 ) 16 .19
2020 12 .66 0 .12 0 .34 0 .46 ( 0 .24 ) – ( 0 .24 ) 12 .88
2019 12 .38 0 .19 0 .81 1 .00 ( 0 .16 ) ( 0 .56 ) ( 0 .72 ) 12 .66
2018 14 .10 0 .21 ( 1 .73 ) ( 1 .52 ) ( 0 .20 ) – ( 0 .20 ) 12 .38
2017 11 .46 0 .13 2 .65 2 .78 ( 0 .14 ) – ( 0 .14 ) 14 .10
2016 11 .66 0 .15 ( 0 .23 ) ( 0 .08 ) ( 0 .12 ) – ( 0 .12 ) 11 .46
R-5 shares
2021(b) 12 .85 0 .10 3 .33 3 .43 ( 0 .14 ) – ( 0 .14 ) 16 .14
2020 12 .64 0 .14 0 .33 0 .47 ( 0 .26 ) – ( 0 .26 ) 12 .85
2019 12 .37 0 .21 0 .80 1 .01 ( 0 .18 ) ( 0 .56 ) ( 0 .74 ) 12 .64
2018 14 .07 0 .23 ( 1 .72 ) ( 1 .49 ) ( 0 .21 ) – ( 0 .21 ) 12 .37
2017 11 .44 0 .15 2 .64 2 .79 ( 0 .16 ) – ( 0 .16 ) 14 .07
2016 11 .64 0 .16 ( 0 .22 ) ( 0 .06 ) ( 0 .14 ) – ( 0 .14 ) 11 .44
R-6 shares
2021(b) 12 .69 0 .11 3 .28 3 .39 ( 0 .17 ) – ( 0 .17 ) 15 .91
2020 12 .48 0 .17 0 .34 0 .51 ( 0 .30 ) – ( 0 .30 ) 12 .69
2019(f) 11 .76 0 .21 0 .51 0 .72 – – – 12 .48

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
26 .58% (c) $ 14,903 1 .30% (d) 1 .03% (d) 51 .6% (d)
3 .38 10,932 1 .30 (e) 0 .78 45 .1
8 .88 12,322 1 .32 (e) 1 .48 51 .0
( 11 .07 ) 15,377 1 .40 1 .30 51 .1
24 .41 26,409 1 .40 0 .83 46 .7
( 0 .79 ) 27,288 1 .41 1 .16 48 .2
26 .63 (c) 10,826 1 .11 (d) 1 .04 (d) 51 .6 (d)
3 .65 10,680 1 .11 (e) 0 .98 45 .1
9 .09 17,271 1 .13 (e) 1 .54 51 .0
( 10 .94 ) 27,665 1 .21 1 .50 51 .1
24 .64 41,921 1 .21 1 .06 46 .7
( 0 .65 ) 36,763 1 .22 1 .32 48 .2
26 .74 (c) 42,494 0 .99 (d) 1 .30 (d) 51 .6 (d)
3 .72 32,242 0 .99 (e) 1 .11 45 .1
9 .21 41,586 1 .01 (e) 1 .78 51 .0
( 10 .74 ) 47,424 1 .09 1 .63 51 .1
24 .75 60,543 1 .09 1 .19 46 .7
( 0 .52 ) 61,816 1 .10 1 .45 48 .2
26 .84 (c) 4,298,364 0 .73 (d) ,(e) 1 .47 (d) 51 .6 (d)
4 .03 10,370,769 0 .73 (e) 1 .38 45 .1
6 .12 (c) 11,175,055 0 .73 (d) ,(e) 2 .68 (d) 51 .0 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Period from March 1, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class A shares
2021(b) $ 30.66 $ 0.31 $ 8.84 $ 9.15 ( $ 0.25) $ – ( $ 0.25) $ 39.56
2020 33.25 0.55 (1.68) (1.13) (0.51) (0.95) (1.46) 30.66
2019 30.97 0.56 3.75 4.31 (0.60) (1.43) (2.03) 33.25
2018 31.55 0.64 0.87 1.51 (0.57) (1.52) ( 2 .09) 30.97
2017 26.69 0.56 5.28 5.84 (0.46) (0.52) (0.98) 31.55
2016 25.80 0.56 0.86 1.42 (0.53) – (0.53) 26.69
Class C shares
2021(b) 29.78 0.16 8.60 8.76 (0.13) – (0.13) 38.41
2020 32.33 0.31 (1.62) (1.31) (0.29) (0.95) (1.24) 29.78
2019 30.17 0.32 3.64 3.96 (0.37) (1.43) (1.80) 32.33
2018 30.78 0.40 0.85 1.25 (0.34) (1.52) (1.86) 30.17
2017 26.07 0.33 5.16 5.49 (0.26) (0.52) (0.78) 30.78
2016 25.22 0.36 0.83 1.19 (0.34) – (0.34) 26.07
Class J shares
2021(b) 30.70 0.32 8.84 9.16 (0.26) – (0.26) 39.60
2020 33.29 0.57 (1.69) (1.12) (0.52) (0.95) (1.47) 30.70
2019 31.01 0.56 3.76 4.32 (0.61) (1.43) (2.04) 33.29
2018(h) 32.68 0.01 (1.68) (1.67) – – – 31.01
Institutional shares
2021(b) 30.71 0.37 8.85 9.22 (0.31) – (0.31) 39.62
2020 33.31 0.66 (1.68) (1.02) (0.63) (0.95) (1.58) 30.71
2019 31.02 0.68 3.76 4.44 (0.72) (1.43) (2.15) 33.31
2018 31.59 0.76 0.87 1.63 (0.68) (1.52) (2.20) 31.02
2017 26.72 0.66 5.29 5.95 (0.56) (0.52) (1.08) 31.59
2016 25.83 0.66 0.86 1.52 (0.63) – (0.63) 26.72

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29.92% (c),(d) $ 1,364,468 0.85% (e) – % 1.69% (e) 31.5% (e)
(3.49) (d) 1,049,990 0.88 – 1.79 16.9
15.12 (d) 1,200,974 0.91 – 1.81 21.5
4.77 (d) 1,094,052 0.89 – 2.02 13.2
22.32 (d) 962,989 0.89 – 1.90 23.3
5.56 (d) 891,633 0.91 – 2.15 16.4
29.44 (c),(d) 131,115 1.61 (e) – 0.94 (e) 31.5 (e)
(4.23) (d) 120,112 1.63 – 1.05 16.9
14.26 (d) 155,071 1 .65 – 1.08 21.5
4.03 (d) 178,958 1.62 – 1.30 13.2
21 .42 (d) 189,509 1.63 – 1.16 23.3
4.76 (d) 181,177 1.65 – 1.41 16.4
29.92 (c),(d) 81,197 0.78 (e),(f) 0.81 (e),(g) 1.76 (e) 31.5 (e)
(3.44) (d) 61,063 0.82 (f) 0.85 (g) 1.84 16.9
15.16 (d) 69,728 0.90 (f) 0.93 (g) 1.81 21.5
(5.11) (c),(d) 62,247 0.82 (e),(f) 1.33 (e),(g) 0.63 (e) 13.2 (e)
30.10 (c) 8,337,280 0.52 (e),(i) – 2.02 (e) 31.5 (e)
(3.14) 6,372,962 0.52 (i) – 2.14 16.9
15.57 6,190,503 0.52 (i) – 2.19 21.5
5.17 5,471,644 0.52 (i) – 2.40 13.2
22.77 5,181,521 0 .52 (i) – 2.26 23.3
5.96 3,973,961 0.52 – 2.53 16.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from October 9, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
R-1 shares
2021(b) $ 30.52 $ 0.21 $ 8.79 $ 9.00 ( $ 0 .16) $ – ( $ 0.16) $ 39.36
2020 33.10 0.39 (1.66) (1.27) (0.36) (0.95) (1.31) 30.52
2019 30.84 0.41 3.74 4.15 (0.46) (1.43) (1.89) 33.10
2018 31.42 0.50 0.84 1.34 (0.40) (1.52) (1.92) 30.84
2017 26.60 0.40 5.27 5.67 (0.33) (0.52) (0.85) 31.42
2016 25.71 0.44 0.84 1.28 (0.39) – (0.39) 26.60
R-3 shares
2021(b) 30.56 0 .27 8.81 9.08 (0.22) – (0.22) 39.42
2020 33.14 0.49 (1.67) (1.18) (0.45) (0.95) (1.40) 30.56
2019 30.87 0.52 3.72 4.24 (0.54) (1.43) (1.97) 33.14
2018 31.45 0.58 0.86 1.44 (0.50) (1.52) (2.02) 30.87
2017 26.61 0.50 5.26 5.76 (0.40) (0.52) (0.92) 31.45
2016 25.73 0.51 0.85 1.36 (0.48) – (0.48) 26.61
R-4 shares
2021(b) 30.62 0.29 8.84 9.13 (0.24) – (0.24) 39.51
2020 33.21 0.54 (1.67) (1.13) (0.51) (0.95) (1.46) 30.62
2019 30.94 0.57 3.73 4.30 (0.60) (1.43) (2.03) 33.21
2018 31.51 0.65 0.86 1.51 (0.56) (1.52) (2.08) 30.94
2017 26.65 0.56 5.27 5.83 (0.45) (0.52) (0.97) 31.51
2016 25.77 0.56 0.85 1.41 (0.53) – (0.53) 26.65
R-5 shares
2021(b) 30.67 0.32 8.85 9.17 (0.27) – (0.27) 39.57
2020 33.26 0.58 (1.67) (1.09) (0.55) (0.95) (1.50) 30.67
2019 30.98 0.61 3.74 4.35 (0.64) (1.43) (2.07) 33.26
2018 31.55 0.69 0.86 1.55 (0.60) ( 1 .52) (2.12) 30.98
2017 26.69 0.58 5.29 5.87 (0.49) (0.52) (1.01) 31.55
2016 25.81 0.60 0.84 1.44 (0.56) – (0.56) 26.69

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
29.53% (c) $ 3,601 1.38% (d) 1.16% (d) 31.5% (d)
(3.99) 2,424 1.39 1.27 16.9
14.59 2,746 1.39 1.34 21.5
4.25 2,909 1.39 1.58 13.2
21.69 2,545 1.39 1.37 23.3
5.02 1,987 1.39 1.71 16.4
29.75 (c) 32,983 1.07 (d) 1.49 (d) 31.5 (d)
(3.68) 24,058 1.08 1.59 16.9
14.92 31,298 1.08 1.68 21.5
4.56 40,698 1.08 1.8 2 13.2
22.08 50,079 1.08 1.73 23.3
5.35 58,084 1.08 1.99 16.4
29.89 (c) 32,894 0.88 (d) 1.64 (d) 31.5 (d)
(3.50) 28,701 0.89 1.76 16.9
15.11 36,352 0.89 1.83 21.5
4.79 33,554 0.89 2.04 13.2
22.33 42,346 0.89 1.92 23.3
5.54 46,986 0.89 2.18 16.4
29.96 (c) 172,721 0.76 (d) 1.79 (d) 31.5 (d)
(3.37) 129,146 0.77 1.89 16.9
15.28 158,549 0.77 1.95 21.5
4.91 116,047 0.77 2.16 13.2
22.46 126,461 0.77 1.99 23.3
5.66 99,310 0.77 2.33 16.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND(b)
Class A shares
2021(c) $ 10.20 $ 0.16 $ 0.40 $ 0.56 ( $ 0.18) ( $ 0.09) ( $ 0.27) $ 10.49
2020 10.47 0.35 (0.08) 0.27 (0.37) (0.17) (0.54) 10.20
2019 9.78 0.41 0.74 1.15 (0.46) – (0.46) 10.47
2018 10.44 0.33 (0.44) (0.11) (0.25) (0.30) (0.55) 9.78
2017 10.14 0.41 0.44 0.85 (0.44) (0.11) (0.55) 10.44
2016( i ) 10.00 0.13 0.13 0.26 (0.12) – (0.12) 10.14
Institutional shares
2021(c) 10.24 0.18 0.40 0.58 (0.20) (0.09) (0.29) 10.53
2020 10.51 0.39 (0.09) 0.30 (0.40) (0.17) (0.57) 10.24
2019 9.81 0.43 0.76 1.19 (0.49) – (0.49) 10.51
2018 10.47 0.37 (0.45) (0.08) (0.28) (0.30) (0.58) 9.81
2017 10.15 0.43 0.46 0.89 (0.46) (0.11) (0.57) 10.47
2016( i ) 10.00 0.14 0.13 0.27 (0.12) – (0.12) 10.15

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense on Short Sales and
Short Sale Fees )
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.50% (d),(e) $ 6,783 1.20% (f),(g) N/A 3.01% (f) 186.9% (f)
2.56 (e) 3,437 1.20 (g) N/A 3.40 285.3
12.09 (e) 1,742 1.28 (g) N/A 4.05 312.5
(1.12) (e) 1,578 1.47 (g) N/A 3.30 399.2
8.63 (e) 488 1.48% (g) 1.47 (g),(h) 4.00 465.3
2.56 (d),(e) 101 1.47 (f),(g) N/A 4.23 (f) 511.0 (f)
5.65 (d) 720,171 0.85 (f),(g) N/A 3.35 (f) 186.9 (f)
2.90 226,511 0.85 (g) N/A 3.78 285.3
12.52 241,465 0.87 (g) N/A 4.21 312.5
(0.86) 28,216 1.12 (g) N/A 3.62 399.2
9.09 26,517 1.13 (g) 1.12 (g),(h) 4.19 465.3
2.66 (d) 25,181 1.12 (f),(g) N/A 4.58 (f) 511.0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond
Fund.
(c) Six months ended April 30, 2021.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
( i ) Period from July 11, 2016, date operations commenced, through October 31, 2016.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2021(b) $ 12.57 $ 0.31 $ 1.20 $ 1.51 ( $ 0.30) $ – ( $ 0.30) $ 13.78
2020 13.72 0.60 (1.15) (0.55) (0.56) (0.04) (0.60) 12.57
2019 13.20 0.69 0.48 1.17 (0.65) – (0.65) 13.72
2018 14.16 0.65 (1.01) (0.36) (0.58) (0.02) (0.60) 13.20
2017 13.72 0.69 0.46 1.15 (0.71) – (0.71) 14.16
2016 13.59 0.70 0.14 0.84 (0.71) – (0.71) 13.72
Class C shares
2021(b) 12.49 0.26 1.19 1.45 (0.24) – (0.24) 13.70
2020 13.63 0.50 (1.14) (0.64) (0.47) (0.03) (0.50) 12.49
2019 13.12 0.58 0.47 1.05 (0.54) – (0.54) 13.63
2018 14.07 0.54 (1.00) (0.46) (0.48) (0.01) (0.49) 13.12
2017 13.64 0.59 0.44 1.03 (0.60) – (0.60) 14.07
2016 13.51 0.60 0.14 0.74 (0.61) – (0.61) 13.64
Institutional shares
2021(b) 12.50 0.33 1.20 1.53 (0.32) – (0.32) 13.71
2020 13.66 0.64 (1.16) (0.52) (0.60) (0.04) (0.64) 12.50
2019 13.14 0.73 0.48 1.21 (0.69) – (0.69) 13.66
2018 14.10 0.69 (1.01) (0.32) (0.64) – (0.64) 13.14
2017 13.66 0.73 0.46 1.19 (0.75) – (0.75) 14.10
2016 13.54 0.74 0.14 0.88 (0.76) – (0.76) 13.66
R-6 shares
2021(b) 12.49 0.33 1.20 1.53 (0.32) – (0.32) 13.70
2020 13.64 0.64 (1.15) (0.51) (0.60) (0.04) (0.64) 12.49
2019 13.14 0.73 0.46 1.19 (0.69) – (0.69) 13.64
2018 14.09 0.71 (1.01) (0.30) (0.65) – (0.65) 13.14
2017( i ) 13.93 0.27 0.15 0.42 (0.26) – (0.26) 14.09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense on Short Sales and
Short Sale Fees )
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12.06% (c),(d) $ 1,459,192 1.01% (e),(f) N/A 4.65% (e) 102.0% (e)
(4.01) (d),(g) 1,246,664 1.01 (f) N/A 4.69 79.7
9.17 (d),(g) 1,422,501 1.02% (f) 1.02 (f),(h) 5.10 87.3
(2.67) (d) 1,474,030 1.07 (f) 1.06 (f),(h) 4.68 106.9
8.63 (d) 1,916,690 1.09 (f) 1.06 (f),(h) 5.01 120.1
6.50 (d) 2,088,052 1.19 1.09 (h) 5.28 101.1
11.67 (c),(d) 594,456 1.77 (e),(f) N/A 3.90 (e) 102.0 (e)
(4.71) (d),(g) 828,186 1.77 (f) N/A 3.94 79.7
8.30 (d),(g) 1,403,821 1.79 (f) 1.79 (f),(h) 4.36 87.3
(3.34) (d) 1,761,951 1.82 (f) 1.81 (f),(h) 3.93 106.9
7.79 (d) 2,263,619 1.85 (f) 1.82 (f),(h) 4.25 120.1
5.67 (d),(g) 2,417,920 1.95 1.85 (h) 4.52 101.1
12.31 (c) 2,547,469 0.68 (e),(f) N/A 4.98 (e) 102.0 (e)
(3.71) 2,686,381 0.68 (f) N/A 5.03 79.7
9.49 4,658,602 0.69 (f) 0.69 (f),(h) 5.43 87.3
(2.36) 4,978,450 0.76 (f) 0.75 (f),(h) 5.00 106.9
9.00 5,811,464 0.79 (f) 0.76 (f),(h) 5.26 120.1
6.80 3,865,786 0.86 0.76 (h) 5.58 101.1
12.32 (c) 89,211 0.68 (e),(f) N/A 5.00 (e) 102.0 (e)
(3.70) (g) 133,451 0.67 (f) N/A 5.04 79.7
9.43 (g) 250,055 0.67 (f) 0.67 (f),(h) 5.42 87.3
(2.26) 210,815 0.73 (f) 0.72 (f),(h) 5.11 106.9
3.02 (c) 2,334,310 0.75 (e),(f) 0.72 (e),(f),(h) 4.92 (e) 120.1 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
( i ) Period from June 12, 2017, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2021(b) $ 7.98 $ 0.07 $ 2 .06 $ 2.13 ( $ 0.07) $ – ( $ 0.07) $ 10.04
2020 10.11 0.13 (1.83) (1.70) (0.12) (0.31) (0.43) 7.98
2019 8.62 0.12 1.79 1.91 (0.36) (0.06) (0.42) 10.11
2018 8.87 0.16 – 0.16 (0.26) (0.15) (0.41) 8.62
2017 8.35 0.09 0.68 0.77 (0.22) (0.03) (0.25) 8.87
2016 8.75 0.11 (0.16) (0.05) (0.19) (0.16) (0.35) 8.35
Class C shares
2021(b) 7.65 0.03 1.98 2.01 (0.05) – (0.05) 9.61
2020 9.75 0.06 (1.76) (1.70) (0.09) (0.31) (0.40) 7 .65
2019 8.32 0.05 1.73 1.78 (0.29) (0.06) (0.35) 9.75
2018 8.58 0.09 – 0.09 (0.20) (0.15) ( 0 .35) 8.32
2017 8.11 0.02 0.66 0.68 (0.18) (0.03) (0.21) 8.58
2016 8.50 0.04 (0.14) (0.10) (0.13) (0.16) (0.29) 8.11
Institutional shares
2021(b) 8.64 0.09 2.23 2.32 (0.08) – (0.08) 10.88
2020 10.90 0.17 (1.97) (1.80) (0.15) (0.31) (0.46) 8.64
2019 9.25 0.17 1.93 2.10 (0.39) (0.06) (0.45) 10.90
2018 9.49 0.20 – 0.20 (0.29) (0.15) (0.44) 9.25
2017 8.92 0.13 0.73 0.86 (0.26) (0.03) (0.29) 9.49
2016 9.32 0.15 (0.16) (0.01) (0.23) (0.16) (0.39) 8.92
R-3 shares
2021(b) 8.61 0.07 2.23 2.30 (0.07) – (0.07) 10.84
2020 10.88 0.13 (1.97) (1.84) (0.12) (0.31) (0.43) 8.61
2019 9.24 0.12 1.92 2.04 (0.34) (0.06) (0.40) 10.88
2018 9.48 0.15 0.01 0.16 (0.25) (0.15) (0.40) 9.24
2017 8.92 0.07 0.74 0.81 (0.22) (0.03) (0.25) 9 .48
2016(g) 8.61 0.06 0.32 0.38 (0.07) – (0.07) 8.92

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
26.79% (c),(d) $ 102,635 1.30% (e) 1.49% (e) 23.2% (e)
(17.41) (d) 83,680 1.33 1.48 41.7
22.96 (d) 124,180 1.35 1.28 42.4
1.75 (d) 101,404 1.31 1.81 24.3
9.53 (d) 134,866 1.33 1.07 67.3
(0.50) (d) 164,926 1.32 1 .26 54.7
26.36 (c),(d) 22,698 2.13 (e) 0.69 (e) 23.2 (e)
(18.08) (d) 21,166 2.12 0.70 41.7
22.15 (d) 33,156 2.11 (f) 0.53 42.4
0.93 (d) 30,858 2.07 (f) 1.02 24.3
8.55 (d) 36,680 2.12 (f) 0.29 67.3
(1.18) (d) 51,053 2.11 (f) 0.49 54.7
26.94 (c) 2,210,320 0.94 (e),(f) 1.82 (e) 23.2 (e)
(17.09) 1,587,908 0.94 (f) 1.87 41.7
23.55 2,203,413 0.94 (f) 1 .73 42.4
2.10 2,176,030 0.94 (f) 2.15 24.3
9.91 1,682,911 0.94 (f) 1.47 67.3
(0.10) 2,620,500 0.90 1.69 54.7
26 .75 (c) 426 1.44 (e) 1.46 (e) 23.2 (e)
(17.51) 379 1.44 1.36 41.7
22.86 385 1.44 1.16 42.4
1.62 360 1.44 1.60 24.3
9.32 196 1.46 0.81 67.3
4.39 (c) 21 1.44 (e) 0.96 (e) 54.7 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from March 1, 2016, date operations commenced, through October 31, 2016.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
R-4 shares
2021(b) $ 8 .61 $ 0 .08 $ 2 .23 $ 2 .31 ( $ 0 .07 ) $ – ( $ 0 .07 ) $ 10 .85
2020 10 .88 0 .13 ( 1 .96 ) ( 1 .83 ) ( 0 .13 ) ( 0 .31 ) ( 0 .44 ) 8 .61
2019 9 .24 0 .14 1 .92 2 .06 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 10 .88
2018 9 .48 0 .18 – 0 .18 ( 0 .27 ) ( 0 .15 ) ( 0 .42 ) 9 .24
2017 8 .92 0 .09 0 .73 0 .82 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 9 .48
2016(e) 8 .61 0 .07 0 .32 0 .39 ( 0 .08 ) – ( 0 .08 ) 8 .92
R-5 shares
2021(b) 8 .64 0 .08 2 .23 2 .31 ( 0 .07 ) – ( 0 .07 ) 10 .88
2020 10 .90 0 .14 ( 1 .95 ) ( 1 .81 ) ( 0 .14 ) ( 0 .31 ) ( 0 .45 ) 8 .64
2019 9 .26 0 .14 1 .94 2 .08 ( 0 .38 ) ( 0 .06 ) ( 0 .44 ) 10 .90
2018 9 .50 0 .19 – 0 .19 ( 0 .28 ) ( 0 .15 ) ( 0 .43 ) 9 .26
2017 8 .93 0 .11 0 .73 0 .84 ( 0 .24 ) ( 0 .03 ) ( 0 .27 ) 9 .50
2016(e) 8 .61 0 .08 0 .32 0 .40 ( 0 .08 ) – ( 0 .08 ) 8 .93
R-6 shares
2021(b) 8 .64 0 .09 2 .25 2 .34 ( 0 .08 ) – ( 0 .08 ) 10 .90
2020 10 .90 0 .18 ( 1 .98 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64
2019 9 .25 0 .17 1 .94 2 .11 ( 0 .40 ) ( 0 .06 ) ( 0 .46 ) 10 .90
2018 9 .49 0 .21 – 0 .21 ( 0 .30 ) ( 0 .15 ) ( 0 .45 ) 9 .25
2017 8 .92 0 .13 0 .73 0 .86 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 9 .49
2016 9 .32 0 .14 ( 0 .15 ) ( 0 .01 ) ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 8 .92

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
26 .93% (c) $ 761 1 .25% (d) 1 .55% (d) 23 .2% (d)
( 17 .37 ) 581 1 .25 1 .45 41 .7
23 .08 44 1 .25 1 .41 42 .4
1 .80 63 1 .25 1 .85 24 .3
9 .47 54 1 .27 0 .96 67 .3
4 .48 (c) 21 1 .25 (d) 1 .15 (d) 54 .7 (d)
26 .88 (c) 256 1 .13 (d) 1 .65 (d) 23 .2 (d)
( 17 .22 ) 199 1 .13 1 .57 41 .7
23 .24 161 1 .13 1 .36 42 .4
1 .92 12 1 .13 1 .98 24 .3
9 .70 11 1 .15 1 .25 67 .3
4 .63 (c) 10 1 .13 (d) 1 .31 (d) 54 .7 (d)
27 .19 (c) 1,458,333 0 .87 (d) ,(f) 1 .90 (d) 23 .2 (d)
( 17 .06 ) 1,039,109 0 .88 (f) 1 .92 41 .7
23 .63 1,133,581 0 .87 (f) 1 .72 42 .4
2 .16 735,742 0 .88 (f) 2 .22 24 .3
9 .93 486,620 0 .88 (f) 1 .34 67 .3
( 0 .13 ) 1,108 0 .94 (f) 1 .48 54 .7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Period from March 1, 2016, date operations commenced, through October 31, 2016.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2021(b) $ 10.59 $ 0.02 ( $ 0.06) ( $ 0.04) ( $ 0.07) ( $ 0.07) $ 10.48
2020 10.52 0.15 0.14 0.29 (0.22) (0.22) 10.59
2019 9.94 0.21 0.63 0.84 (0.26) (0.26) 10.52
2018 10.42 0.21 (0.42) (0.21) (0.27) (0.27) 9.94
2017 10.84 0.30 (0.35) (0.05) (0.37) (0.37) 10.42
2016 10.93 0.32 (0.02) 0.30 (0.39) (0.39) 10.84
Class C shares
2021(b) 10.59 (0.02) (0.08) (0.10) (0.02) (0.02) 10.47
2020 10.52 0.06 0.15 0.21 (0.14) (0.14) 10.59
2019 9.94 0.12 0.64 0.76 (0.18) (0.18) 10.52
2018 10.41 0.13 (0.41) (0.28) (0.19) (0.19) 9.94
2017 10.83 0.21 (0.35) (0.14) (0.28) (0.28) 10.41
2016 10.92 0 .23 (0.02) 0.21 (0.30) (0.30) 10.83
Class J shares
2021(b) 10.62 0.02 (0.07) (0.05) (0.07) (0.07) 10.50
2020 10.55 0.15 0.14 0.29 (0.22) (0.22) 10.62
2019 9.97 0.20 0.63 0.83 (0.25) (0.25) 10.55
2018 10.44 0.21 (0.41) (0.20) (0.27) (0.27) 9.97
2017 10.86 0.30 (0.36) (0.06) (0.36) ( 0 .36) 10.44
2016 10.95 0.31 (0.02) 0.29 (0.38) (0.38) 10.86
Institutional shares
2021(b) 10.61 0.04 (0.08) (0.04) (0.08) (0.08) 10.49
2020 10.54 0.18 0.14 0.32 (0.25) (0.25) 10.61
2019 9.96 0.24 0.63 0.87 (0.29) (0.29) 10.54
2018 10.43 0.24 (0.41) (0.17) (0.30) (0.30) 9.96
2017 10.85 0.33 (0.36) (0.03) (0.39) (0.39) 10.43
2016 10.94 0.34 (0.01) 0.33 (0.42) (0.42) 10.85

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.38) % (c),(d) $ 243,871 0.76% (e) – % 0.43% (e) 343.9% (e)
2.82 (d) 263,721 0.80 – 1.44 84 .3
8.53 (d) 234,134 0.83 0.87 (f) 2.01 23.2
(2.04) (d) 227,870 0.81 0.91 (f) 2.06 19.9
(0.45) (d) 273,038 0.81 0.91 (f) 2.85 22.6
2.79 (d) 312,158 0.81 0.91 (f) 2.89 31.4
(0.90) (c),(d) 21,307 1.63 (e),(g) – (0.43) (e) 343.9 (e)
1.97 (d) 30,342 1.63 (g) – 0.61 84.3
7.67 (d) 31,867 1.63 (g) – 1.22 23.2
(2.75) (d) 36,119 1.63 (g) – 1.25 19.9
(1.33) (d) 49,114 1.63 (g) – 2.04 22.6
1.91 (d) 62,811 1.63 (g) – 2.08 31.4
(0.49) (c),(d) 107,371 0.80 (e),(h) 0 .82 (e),(f) 0.40 (e) 343.9 (e)
2.79 (d) 117,748 0.82 (h) 0.85 (f) 1.42 84.3
8.45 (d) 108,140 0.88 (h) 0.91 (f) 1.96 23.2
(1.98) (d) 100,537 0.85 (h) 0.88 (f) 2.03 19.9
(0.51) (d) 117,595 0.80 (h) 0.83 (f) 2.86 22.6
2.72 (d) 139,808 0.82 (h) 0.86 (f) 2.88 31.4
(0.35) (c) 792,732 0.52 (e),(g) – 0.68 (e) 343.9 (e)
3.09 1,083,668 0.53 (g) – 1.72 84.3
8.84 1,236,943 0.53 (g) – 2.31 23.2
(1.67) 1,058,699 0.53 (g) – 2.35 19.9
(0.24) 1,038,933 0.53 (g) – 3.10 22.6
3.03 922,143 0.53 – 3.16 31.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or Distributor.
(g) Reflects Manager's contractual expense limit.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
R-1 shares
2021(b) $ 10 .62 ( $ 0 .01 ) ( $ 0 .07 ) ( $ 0 .08 ) ( $ 0 .04 ) ( $ 0 .04 ) $ 10 .50
2020 10 .55 0 .10 0 .14 0 .24 ( 0 .17 ) ( 0 .17 ) 10 .62
2019 9 .96 0 .16 0 .64 0 .80 ( 0 .21 ) ( 0 .21 ) 10 .55
2018 10 .44 0 .16 ( 0 .42 ) ( 0 .26 ) ( 0 .22 ) ( 0 .22 ) 9 .96
2017 10 .86 0 .25 ( 0 .36 ) ( 0 .11 ) ( 0 .31 ) ( 0 .31 ) 10 .44
2016 10 .94 0 .26 ( 0 .01 ) 0 .25 ( 0 .33 ) ( 0 .33 ) 10 .86
R-3 shares
2021(b) 10 .62 0 .01 ( 0 .07 ) ( 0 .06 ) ( 0 .06 ) ( 0 .06 ) 10 .50
2020 10 .55 0 .14 0 .13 0 .27 ( 0 .20 ) ( 0 .20 ) 10 .62
2019 9 .96 0 .19 0 .64 0 .83 ( 0 .24 ) ( 0 .24 ) 10 .55
2018 10 .44 0 .19 ( 0 .42 ) ( 0 .23 ) ( 0 .25 ) ( 0 .25 ) 9 .96
2017 10 .86 0 .28 ( 0 .36 ) ( 0 .08 ) ( 0 .34 ) ( 0 .34 ) 10 .44
2016 10 .94 0 .30 ( 0 .01 ) 0 .29 ( 0 .37 ) ( 0 .37 ) 10 .86
R-4 shares
2021(b) 10 .62 0 .02 ( 0 .06 ) ( 0 .04 ) ( 0 .07 ) ( 0 .07 ) 10 .51
2020 10 .55 0 .16 0 .13 0 .29 ( 0 .22 ) ( 0 .22 ) 10 .62
2019 9 .97 0 .21 0 .63 0 .84 ( 0 .26 ) ( 0 .26 ) 10 .55
2018 10 .44 0 .21 ( 0 .41 ) ( 0 .20 ) ( 0 .27 ) ( 0 .27 ) 9 .97
2017 10 .86 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .36 ) ( 0 .36 ) 10 .44
2016 10 .95 0 .32 ( 0 .02 ) 0 .30 ( 0 .39 ) ( 0 .39 ) 10 .86
R-5 shares
2021(b) 10 .62 0 .03 ( 0 .07 ) ( 0 .04 ) ( 0 .07 ) ( 0 .07 ) 10 .51
2020 10 .55 0 .17 0 .14 0 .31 ( 0 .24 ) ( 0 .24 ) 10 .62
2019 9 .97 0 .22 0 .64 0 .86 ( 0 .28 ) ( 0 .28 ) 10 .55
2018 10 .45 0 .22 ( 0 .42 ) ( 0 .20 ) ( 0 .28 ) ( 0 .28 ) 9 .97
2017 10 .86 0 .32 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) ( 0 .38 ) 10 .45
2016 10 .95 0 .33 ( 0 .02 ) 0 .31 ( 0 .40 ) ( 0 .40 ) 10 .86

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 0 .73 ) % (c) $ 5,066 1 .29% (d) ,(e) ( 0 .10 ) % (d) 343 .9% (d)
2 .30 5,048 1 .29 (e) 0 .92 84 .3
8 .12 3,324 1 .29 (e) 1 .55 23 .2
( 2 .51 ) 2,412 1 .29 (e) 1 .59 19 .9
( 0 .99 ) 2,442 1 .29 (e) 2 .37 22 .6
2 .25 (f) 2,866 1 .29 (e) 2 .41 31 .4
( 0 .58 ) (c) 8,831 0 .98 (d) ,(e) 0 .21 (d) 343 .9 (d)
2 .62 8,704 0 .98 (e) 1 .29 84 .3
8 .45 11,288 0 .98 (e) 1 .86 23 .2
( 2 .21 ) 10,622 0 .98 (e) 1 .90 19 .9
( 0 .69 ) 12,666 0 .98 (e) 2 .68 22 .6
2 .66 14,995 0 .98 (e) 2 .71 31 .4
( 0 .39 ) (c) 4,928 0 .79 (d) ,(e) 0 .41 (d) 343 .9 (d)
2 .82 6,419 0 .79 (e) 1 .50 84 .3
8 .55 9,826 0 .79 (e) 2 .05 23 .2
( 1 .92 ) 10,117 0 .79 (e) 2 .09 19 .9
( 0 .50 ) 16,048 0 .79 (e) 2 .84 22 .6
2 .76 14,676 0 .79 (e) 2 .94 31 .4
( 0 .33 ) (c) 18,013 0 .67 (d) ,(e) 0 .53 (d) 343 .9 (d)
2 .94 24,044 0 .67 (e) 1 .57 84 .3
8 .67 22,401 0 .67 (e) 2 .17 23 .2
( 1 .90 ) 20,523 0 .67 (e) 2 .20 19 .9
( 0 .29 ) 18,055 0 .67 (e) 3 .02 22 .6
2 .88 24,759 0 .67 (e) 3 .03 31 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2021(b) $ 1.00 $ – $ – $ – $ – $ 1.00
2020 1.00 0.01 0.01 (0.01) (0.01) 1.00
2019 1.00 0.02 0.02 (0.02) (0.02) 1.00
2018(h) 1.00 0.01 0.01 (0.01) (0.01) 1.00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
0.00% (c) $ 4,390,326 0.06% (d),(e) 0.15% (d),(f) 0.00% (d)
0.60 3,077,863 0.12 (e) 0.16 (f) 0.60
2.17 3,972,463 0.14 (g) – 2.13
1.38 (c) 3,285,396 0.14 (d),(g) – 1.58 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual and/or voluntary expense limit.
(f) Excludes expense reimbursement from Manager.
(g) Reflects Manager's contractual expense limit.
(h) Period from December 20, 2017, date operations commenced, through October 31, 2018.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH INCOME FUND
Institutional shares
2021(b) $ 9 .00 $ 0 .25 $ 0 .40 $ 0 .65 ( $ 0 .26 ) ( $ 0 .26 ) $ 9 .39
2020 9 .30 0 .54 ( 0 .29 ) 0 .25 ( 0 .55 ) ( 0 .55 ) 9 .00
2019 9 .45 0 .60 ( 0 .13 ) 0 .47 ( 0 .62 ) ( 0 .62 ) 9 .30
2018 9 .98 0 .56 ( 0 .53 ) 0 .03 ( 0 .56 ) ( 0 .56 ) 9 .45
2017 9 .81 0 .51 0 .17 0 .68 ( 0 .51 ) ( 0 .51 ) 9 .98
2016 9 .65 0 .54 0 .17 0 .71 ( 0 .55 ) ( 0 .55 ) 9 .81

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .22% (c) $ 3,737,208 0 .60% (d) ,(e) 5 .31% (d) 65 .6% (d)
2 .85 (f) 3,020,358 0 .61 (e) 6 .04 73 .8
5 .22 (f) 3,112,267 0 .61 (e) 6 .42 56 .5
0 .35 3,755,184 0 .65 5 .81 42 .5
7 .08 1,157,781 0 .66 5 .19 104 .8
7 .75 958,923 0 .66 5 .76 51 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH YIELD FUND
Class A shares
2021(b) $ 7 .01 $ 0 .16 $ 0 .34 $ 0 .50 ( $ 0 .17 ) ( $ 0 .17 ) $ 7 .34
2020 7 .15 0 .36 ( 0 .13 ) 0 .23 ( 0 .37 ) ( 0 .37 ) 7 .01
2019 7 .11 0 .38 0 .06 0 .44 ( 0 .40 ) ( 0 .40 ) 7 .15
2018 7 .55 0 .39 ( 0 .42 ) ( 0 .03 ) ( 0 .41 ) ( 0 .41 ) 7 .11
2017 7 .24 0 .38 0 .30 0 .68 ( 0 .37 ) ( 0 .37 ) 7 .55
2016 7 .16 0 .40 0 .11 0 .51 ( 0 .43 ) ( 0 .43 ) 7 .24
Class C shares
2021(b) 7 .10 0 .14 0 .34 0 .48 ( 0 .15 ) ( 0 .15 ) 7 .43
2020 7 .23 0 .32 ( 0 .13 ) 0 .19 ( 0 .32 ) ( 0 .32 ) 7 .10
2019 7 .19 0 .34 0 .05 0 .39 ( 0 .35 ) ( 0 .35 ) 7 .23
2018 7 .63 0 .34 ( 0 .43 ) ( 0 .09 ) ( 0 .35 ) ( 0 .35 ) 7 .19
2017 7 .31 0 .33 0 .31 0 .64 ( 0 .32 ) ( 0 .32 ) 7 .63
2016 7 .23 0 .35 0 .11 0 .46 ( 0 .38 ) ( 0 .38 ) 7 .31
Institutional shares
2021(b) 6 .96 0 .17 0 .33 0 .50 ( 0 .18 ) ( 0 .18 ) 7 .28
2020 7 .10 0 .38 ( 0 .13 ) 0 .25 ( 0 .39 ) ( 0 .39 ) 6 .96
2019 7 .06 0 .40 0 .06 0 .46 ( 0 .42 ) ( 0 .42 ) 7 .10
2018 7 .50 0 .41 ( 0 .42 ) ( 0 .01 ) ( 0 .43 ) ( 0 .43 ) 7 .06
2017 7 .19 0 .40 0 .31 0 .71 ( 0 .40 ) ( 0 .40 ) 7 .50
2016 7 .12 0 .42 0 .10 0 .52 ( 0 .45 ) ( 0 .45 ) 7 .19
R-6 shares
2021(b) 6 .96 0 .18 0 .33 0 .51 ( 0 .19 ) ( 0 .19 ) 7 .28
2020 7 .10 0 .38 ( 0 .12 ) 0 .26 ( 0 .40 ) ( 0 .40 ) 6 .96
2019 7 .06 0 .41 0 .06 0 .47 ( 0 .43 ) ( 0 .43 ) 7 .10
2018 7 .50 0 .42 ( 0 .42 ) – ( 0 .44 ) ( 0 .44 ) 7 .06
2017(g) 7 .14 0 .38 0 .35 0 .73 ( 0 .37 ) ( 0 .37 ) 7 .50

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .23% (c) ,(d) $ 539,821 0 .89% (e) 4 .56% (e) 71 .9% (e)
3 .39 (d) 513,993 0 .91 5 .22 77 .7
6 .36 (d) 615,367 0 .94 5 .40 49 .8
( 0 .45 ) (d) 609,934 0 .92 5 .35 42 .0
9 .63 (d) 851,070 0 .91 5 .12 51 .2
7 .55 (d) 933,518 0 .90 5 .74 42 .7
6 .74 (c) ,(d) 78,770 1 .64 (e) 3 .83 (e) 71 .9 (e)
2 .74 (d) 118,320 1 .65 4 .51 77 .7
5 .52 (d) 170,730 1 .67 4 .72 49 .8
( 1 .16 ) (d) 259,729 1 .63 4 .64 42 .0
8 .89 (d) 339,347 1 .63 4 .40 51 .2
6 .68 (d) 382,177 1 .65 5 .00 42 .7
7 .29 (c) 1,456,644 0 .61 (e) ,(f) 4 .85 (e) 71 .9 (e)
3 .73 1,379,657 0 .61 (f) 5 .51 77 .7
6 .76 1,496,764 0 .61 (f) 5 .75 49 .8
( 0 .15 ) 1,686,309 0 .61 (f) 5 .67 42 .0
10 .03 1,964,832 0 .61 (f) 5 .41 51 .2
7 .76 1,713,770 0 .61 (f) 6 .02 42 .7
7 .34 (c) 905,026 0 .52 (e) ,(f) 4 .94 (e) 71 .9 (e)
3 .82 971,122 0 .52 (f) 5 .57 77 .7
6 .86 688,121 0 .52 (f) 5 .81 49 .8
( 0 .06 ) 447,288 0 .52 (f) 5 .76 42 .0
10 .41 (c) 449,314 0 .53 (e) ,(f) 5 .37 (e) 51 .2 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class J shares
2021(b) $ 8.83 $ 0.02 $ 0.15 $ 0.17 ( $ 0.04) ( $ 0.04) $ 8.96
2020 8.22 0.05 0.62 0.67 (0.06) (0.06) 8.83
2019 7.96 0.08 0.49 0.57 (0.31) (0.31) 8.22
2018 8.28 0.15 (0.31) (0.16) (0.16) (0.16) 7.96
2017 8.42 0.10 (0.18) (0.08) (0.06) (0.06) 8.28
2016 8.11 0.01 0.35 0.36 (0.05) (0.05) 8.42
Institutional shares
2021(b) 9.29 0.04 0.16 0.20 (0.05) (0.05) 9.44
2020 8.63 0.10 0.66 0.76 (0.10) (0.10) 9.29
2019 8.33 0.15 0.51 0.66 (0.36) (0.36) 8.63
2018 8.61 0.21 (0.32) (0.11) (0.17) (0.17) 8.33
2017 8.72 0.16 (0.20) (0.04) (0.07) (0.07) 8.61
2016 8.35 0.07 0.37 0.44 (0.07) (0.07) 8.72
R-1 shares
2021(b) 8.65 – 0.14 0.14 (0.02) (0.02) 8.77
2020 8.06 0.02 0.62 0.64 (0.05) (0.05) 8.65
2019 7.81 0.08 0.47 0.55 (0.30) (0.30) 8.06
2018 8.14 0.14 (0.32) (0.18) (0.15) (0.15) 7.81
2017 8.29 0.08 (0.18) (0.10) (0.05) (0.05) 8.14
2016 8.00 0.01 0.33 0.34 (0.05) (0.05) 8.29
R-3 shares
2021(b) 8.86 0.02 0.15 0.17 (0.03) (0.03) 9.00
2020 8.25 0.05 0.62 0.67 (0.06) ( 0 .06) 8.86
2019 7.98 0.10 0.49 0.59 (0.32) (0.32) 8.25
2018 8.29 0.16 (0.31) (0.15) (0.16) (0.16) 7 .98
2017 8.44 0.11 (0.20) (0.09) (0.06) (0.06) 8.29
2016 8.12 0.02 0.36 0.38 (0.06) (0.06) 8.44
R-4 shares
2021(b) 8.99 0.02 0.16 0.18 (0.04) (0.04) 9.13
2020 8.37 0.06 0.63 0.69 (0.07) (0.07) 8.99
2019 8.09 0.12 0.49 0.61 (0.33) (0.33) 8.37
2018 8.39 0.17 (0.30) (0.13) (0.17) (0.17) 8.09
2017 8.52 0.12 (0.18) (0.06) (0.07) (0.07) 8.39
2016 8.19 0.04 0.35 0.39 (0.06) (0.06) 8.52
R-5 shares
2021(b) 9.10 0.03 0.16 0.19 (0.04) (0.04) 9.25
2020 8.46 0.07 0.65 0.72 (0.08) (0.08) 9.10
2019 8.18 0.12 0.50 0.62 (0.34) (0.34) 8.46
2018 8.47 0.19 (0.31) (0.12) (0.17) (0.17) 8.18
2017 8.59 0.14 (0.19) (0.05) (0.07) (0.07) 8.47
2016 8.25 0.05 0.35 0.40 (0.06) (0.06) 8.59

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1.87% (c),(d) $ 11,196 0.88% (e),(f) 0.91% (e),(g) 0.52% (e) 79.1% (e)
8.15 (d) 9,826 1.03 (f) 1.06 (g) 0.55 80.9
7.37 (d) 6,177 1.18 (f) 1.27 (g) 1.00 68.4
(2.02) (d) 6,213 1.07 (f) 1.10 (g) 1.85 84.0
(0.95) (d) 7,394 1.04 (f) 1.07 (g) 1.17 60.9
4.51 (d) 7,758 1.09 (f) 1.12 (g) 0.17 62.0
2.11 (c) 1,433,515 0.39 (e) – 0.86 (e) 79.1 (e)
8.83 1,745,470 0.39 – 1.11 80.9
8.15 1,720,548 0.39 – 1.82 68.4
(1.27) 1,542,325 0.39 – 2.51 84.0
(0.39) 1,527,671 0.39 – 1.83 60.9
5.30 1,770,164 0.38 – 0.88 62.0
1.66 (c) 1,305 1.26 (e) – 0.09 (e) 79.1 (e)
7.93 1,427 1.26 – 0.22 80.9
7.29 1,009 1.27 – 0.96 68.4
(2.22) 988 1.27 – 1.69 84.0
(1.15) 1,018 1.26 – 0.97 60.9
4.31 1,017 1.26 – 0.12 62.0
1.95 (c) 8,957 0.95 (e) – 0.46 (e) 79.1 (e)
8.17 8,491 0.95 – 0.58 80.9
7.64 6,836 0.96 – 1.22 68.4
(1.85) 6,781 0.96 – 1.97 84.0
(1.02) 5,839 0.95 – 1.28 60.9
4 .69 5,602 0.95 – 0.29 62.0
1.96 (c) 1,571 0.76 (e) – 0.46 (e) 79.1 (e)
8.32 1,780 0.76 – 0.70 80.9
7.82 1,327 0.77 – 1.49 68.4
(1.65) 1,588 0.77 – 2.00 84.0
(0.73) 2,072 0.76 – 1.46 60.9
4.82 2,357 0.76 – 0.45 62.0
2.08 (c) 3,592 0.64 (e) – 0.61 (e) 79.1 (e)
8.56 4,592 0.64 – 0.82 80.9
7.82 2,679 0.65 – 1.43 68.4
(1.48) 3,427 0.65 – 2.24 84.0
(0.59) 3,412 0.64 – 1.61 60.9
4.93 3,833 0.64 – 0.65 62.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2021(b) $ 26.98 $ 0.03 $ 6.39 $ 6.42 ( $ 0.04) $ – ( $ 0.04) $ 33.36
2020 25.02 0.13 2.55 2.68 (0.44) (0.28) (0.72) 26.98
2019 24.03 0.47 1.20 1.67 (0.17) (0.51) (0.68) 25.02
2018 29.17 0.23 (5.10) (4.87) (0.27) – (0.27) 24.03
2017 22.74 0.23 6.40 6.63 (0.20) – (0.20) 29.17
2016 21.37 0.11 1.32 1.43 (0.06) – (0.06) 22.74
Class C shares
2021(b) 25.43 (0.12) 6.02 5.90 – – – 31.33
2020 23.61 (0.10) 2.39 2.29 (0.19) (0.28) (0.47) 25.43
2019 22.76 0.18 1.18 1.36 – (0.51) (0.51) 23.61
2018 27.68 (0.06) (4.85) (4.91) (0.01) – (0.01) 22.76
2017 21.61 (0.03) 6.10 6.07 – – – 27.68
2016 20.45 (0.10) 1.26 1.16 – – – 21.61
Class J shares
2021(b) 25.94 0.05 6.14 6.19 (0.08) – (0.08) 32.05
2020 24.09 0.17 2.45 2.62 (0.49) (0.28) (0.77) 25.94
2019 23.15 0.48 1.16 1.64 (0.19) (0.51) (0.70) 24.09
2018 28.11 0.25 (4.92) (4.67) (0.29) – (0.29) 23.15
2017 21.93 0.24 6.17 6.41 (0.23) – (0.23) 28.11
2016 20.61 0.13 1.28 1.41 (0.09) – (0.09) 21.93
Institutional shares
2021(b) 26.72 0.08 6.32 6.40 (0.12) – (0.12) 33.00
2020 24.78 0.22 2.54 2.76 (0.54) (0.28) (0.82) 26.72
2019 23.83 0.58 1.14 1.72 (0.26) (0.51) (0.77) 24.78
2018 28.92 0.33 (5.07) (4.74) (0.35) – (0.35) 23.83
2017 22.59 0.23 6.40 6.63 (0.30) – (0.30) 28.92
2016 21.24 0.20 1.33 1.53 (0.18) – (0.18) 22.59
R-1 shares
2021(b) 26.60 (0.04) 6.30 6.26 – – – 32.86
2020 24.66 0.02 2.50 2.52 (0.30) (0.28) (0.58) 26.60
2019 23.66 0.34 1.20 1.54 (0.03) (0.51) (0.54) 24.66
2018 28.74 0.09 (5.03) (4.94) (0.14) – (0.14) 23.66
2017 22.42 0.09 6.33 6.42 (0.10) – (0.10) 28.74
2016 21.08 0.03 1.31 1.34 – – – 22.42

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
23.80% (c),(d) $ 97,935 1.57% (e),(f),(g) – % 0.16% (e) 44.2% (e)
10.84 (d),(h) 76,952 1.55 (f) – 0.55 53.9
7.22 (d) 77,559 1.57 (f) – 1.91 148.3
(16.88) (d) 79,698 1.62 (f),( i ) – 0.81 118.1
29.49 (d) 98,679 1.62 (f),( i ) – 0.90 97.4
6.75 (d) 77,283 1.75 (f) – 0.53 120.3
23.20 (c),(d) 7,542 2.53 (e),(f),(g) – (0.82) (e) 44.2 (e)
9.74 (d),(h),(j) 7,126 2.51 (f) – (0.42) 53.9
6.23 (d),(j) 8,234 2.55 (f) – 0.76 148.3
(17.78) (d),(j) 10,972 2.67 (f),( i ) – (0.22) 118.1
28.19 (d),(j) 13,144 2.67 (f),( i ) – (0.14) 97.4
5.62 (d),(j) 9,220 2.80 (f) – (0.51) 120.3
23.91 (c),(d) 109,370 1.39 (e),(g),(k) 1.49 (e),(l) 0.33 (e) 44.2 (e)
11.01 (d),(h) 89,271 1.37 (k) 1.62 (l) 0.73 53.9
7.41 (d) 88,924 1.41 (k) 1.78 (l) 2.06 148.3
(16.80) (d) 92,909 1.53 ( i ),(k) 1.63 (l) 0.88 118.1
29.62 (d) 130,717 1.53 ( i ),(k) 1.64 (l) 0.99 97.4
6.87 (d) 97,753 1.64 (k) 1.67 (l) 0.65 120.3
24.00 (c) 75,069 1.22 (e),(f),(g) – 0.50 (e) 44.2 (e)
11.21 (h),(j) 62,738 1.20 (f) – 0.90 53.9
7.60 (j) 111,045 1.22 (f) – 2.39 148.3
(16.61) 98,961 1.31 (f),( i ) – 1.14 118.1
29.91 (j) 97,637 1.30 (f),( i ) – 0.96 97.4
7.27 (j) 756,257 1.27 – 0.97 120.3
23.53 (c) 1,839 2.01 (e),(g) – (0.29) (e) 44.2 (e)
10.29 (h) 1,458 2.02 (f) – 0.06 53.9
6.72 1,970 2.04 (f) – 1.41 148.3
(17.29) 2,066 2.13 ( i ) – 0.30 118.1
28.83 2,985 2.13 ( i ) – 0.36 97.4
6.36 2,585 2.13 – 0.14 120.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(h) During the year ended October 31, 2020, the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
( i ) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(j) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(k) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(l) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EMERGING MARKETS FUND
R-3 shares
2021(b) $ 26.64 $ 0.01 $ 6.30 $ 6.31 $ – $ – $ – $ 32.95
2020 24.72 0.09 2.52 2.61 (0.41) (0.28) (0.69) 26.64
2019 23.70 0.41 1.20 1.61 (0.08) (0.51) (0.59) 24.72
2018 28.78 0.16 (5.02) (4.86) (0.22) – (0.22) 23.70
2017 22 .46 0.17 6.33 6.50 (0.18) – (0.18) 28.78
2016 21.10 0.10 1.31 1.41 (0.05) – (0.05) 22.46
R-4 shares
2021(b) 26.82 0.03 6.35 6.38 (0.04) – (0.04) 33.16
2020 24.84 0.14 2.54 2.68 (0.42) (0.28) (0.70) 26.82
2019 23.83 0.42 1.24 1.66 (0.14) (0.51) (0.65) 24.84
2018 28.93 0.23 (5.07) (4.84) (0.26) – (0.26) 23.83
2017 22.58 0.22 6.36 6.58 (0.23) – (0.23) 28.93
2016 21.20 0.13 1.33 1.46 (0.08) – (0.08) 22.58
R-5 shares
2021(b) 26.79 0.05 6.35 6.40 (0.08) – (0.08) 33.11
2020 24.84 0.17 2.54 2.71 (0.48) ( 0 .28) (0.76) 26.79
2019 23.87 0.47 1.21 1.68 (0.20) (0.51) (0.71) 24.84
2018 28.98 0.25 (5.06) (4.81) (0.30) – (0.30) 23.87
2017 22.61 0.25 6.36 6.61 (0.24) – (0.24) 28.98
2016 21.26 0.15 1.32 1.47 (0.12) – (0.12) 22.61
R-6 shares
2021(b) 26.74 0.10 6.32 6.42 (0.15) – (0.15) 33.01
2020 24.79 0.26 2.52 2.78 (0.55) (0.28) (0.83) 26.74
2019 23.84 0.15 1.58 1.73 (0.27) (0.51) (0.78) 24.79
2018 28.93 0.35 (5.08) (4.73) (0.36) – (0.36) 23.84
2017(j) 21.57 0.44 7.23 7.67 (0.31) – (0.31) 28.93

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
23.69% (c) $ 7,615 1.70% (d),(e) 0.06% (d) 44.2% (d)
10.67 (f) 5,693 1.71 (g) 0.39 53.9
7.05 6,052 1.73 (g) 1.70 148.3
(17.04) 6,718 1.82 (h) 0.55 118.1
29.22 11,390 1.82 (h) 0.69 97.4
6.70 10,275 1.82 0.48 120.3
23.81 (c) 3,859 1.51 (d),(e) 0.22 (d) 44.2 (d)
10.85 (f),( i ) 3,184 1.52 (g) 0.56 53.9
7.28 ( i ) 4,440 1.54 (g) 1.72 148.3
(16.89) 7,036 1.63 (h) 0.80 118.1
29.50 12,547 1.63 (h) 0.89 97.4
6.86 ( i ) 8,340 1.63 0.66 120.3
23.90 (c) 10,744 1.39 (d),(e) 0.33 (d) 44.2 (d)
10.98 (f),( i ) 8,537 1.40 (g) 0.68 53.9
7.40 ( i ) 10,943 1.42 (g) 1.96 148.3
(16.81) 13,593 1.51 (h) 0.88 118.1
29.65 18,592 1.51 (h) 0.99 97.4
6.99 18,989 1.51 0.73 120.3
24.05 (c) 2,449 1.11 (d),(e),(g) 0.62 (d) 44.2 (d)
11.31 (f),( i ) 3,086 1.09 (g) 1.07 53.9
7.66 ( i ) 7,834 1.14 (g) 0 .63 148.3
(16.58) 437,789 1.22 (g),(h) 1.21 118.1
36.08 (c) 588,245 1.22 (d),(g),(h) 1.67 (d) 97.4 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(f) During the year ended October 31, 2020 , the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(g) Reflects Manager's contractual expense limit.
(h) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
( i ) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(j) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL FUND I
Institutional shares
2021(b) $ 15 .19 $ 0 .15 $ 4 .26 $ 4 .41 ( $ 0 .21 ) ( $ 0 .89 ) ( $ 1 .10 ) $ 18 .50
2020 14 .94 0 .22 0 .41 0 .63 ( 0 .38 ) – ( 0 .38 ) 15 .19
2019 14 .17 0 .33 1 .42 1 .75 ( 0 .32 ) ( 0 .66 ) ( 0 .98 ) 14 .94
2018 16 .73 0 .33 ( 2 .71 ) ( 2 .38 ) ( 0 .18 ) – ( 0 .18 ) 14 .17
2017 13 .11 0 .17 3 .58 3 .75 ( 0 .13 ) – ( 0 .13 ) 16 .73
2016 13 .53 0 .13 ( 0 .45 ) ( 0 .32 ) ( 0 .10 ) – ( 0 .10 ) 13 .11
R-1 shares
2021(b) 15 .11 0 .09 4 .26 4 .35 ( 0 .09 ) ( 0 .89 ) ( 0 .98 ) 18 .48
2020 14 .85 0 .10 0 .40 0 .50 ( 0 .24 ) – ( 0 .24 ) 15 .11
2019 14 .06 0 .22 1 .42 1 .64 ( 0 .19 ) ( 0 .66 ) ( 0 .85 ) 14 .85
2018 16 .62 0 .15 ( 2 .65 ) ( 2 .50 ) ( 0 .06 ) – ( 0 .06 ) 14 .06
2017 12 .99 0 .05 3 .58 3 .63 – – – 16 .62
2016 13 .42 0 .02 ( 0 .45 ) ( 0 .43 ) – – – 12 .99
R-3 shares
2021(b) 15 .15 0 .14 4 .23 4 .37 ( 0 .14 ) ( 0 .89 ) ( 1 .03 ) 18 .49
2020 14 .89 0 .14 0 .42 0 .56 ( 0 .30 ) – ( 0 .30 ) 15 .15
2019 14 .11 0 .24 1 .44 1 .68 ( 0 .24 ) ( 0 .66 ) ( 0 .90 ) 14 .89
2018 16 .66 0 .20 ( 2 .65 ) ( 2 .45 ) ( 0 .10 ) – ( 0 .10 ) 14 .11
2017 13 .05 0 .10 3 .57 3 .67 ( 0 .06 ) – ( 0 .06 ) 16 .66
2016 13 .47 0 .06 ( 0 .45 ) ( 0 .39 ) ( 0 .03 ) – ( 0 .03 ) 13 .05
R-4 shares
2021(b) 15 .17 0 .13 4 .27 4 .40 ( 0 .16 ) ( 0 .89 ) ( 1 .05 ) 18 .52
2020 14 .90 0 .18 0 .40 0 .58 ( 0 .31 ) – ( 0 .31 ) 15 .17
2019 14 .14 0 .30 1 .41 1 .71 ( 0 .29 ) ( 0 .66 ) ( 0 .95 ) 14 .90
2018 16 .70 0 .25 ( 2 .68 ) ( 2 .43 ) ( 0 .13 ) – ( 0 .13 ) 14 .14
2017 13 .07 0 .13 3 .58 3 .71 ( 0 .08 ) – ( 0 .08 ) 16 .70
2016 13 .49 0 .09 ( 0 .46 ) ( 0 .37 ) ( 0 .05 ) – ( 0 .05 ) 13 .07
R-5 shares
2021(b) 15 .17 0 .14 4 .27 4 .41 ( 0 .19 ) ( 0 .89 ) ( 1 .08 ) 18 .50
2020 14 .91 0 .19 0 .40 0 .59 ( 0 .33 ) – ( 0 .33 ) 15 .17
2019 14 .12 0 .31 1 .42 1 .73 ( 0 .28 ) ( 0 .66 ) ( 0 .94 ) 14 .91
2018 16 .68 0 .25 ( 2 .66 ) ( 2 .41 ) ( 0 .15 ) – ( 0 .15 ) 14 .12
2017 13 .06 0 .15 3 .57 3 .72 ( 0 .10 ) – ( 0 .10 ) 16 .68
2016 13 .49 0 .08 ( 0 .44 ) ( 0 .36 ) ( 0 .07 ) – ( 0 .07 ) 13 .06
R-6 shares
2021(b) 15 .19 0 .16 4 .27 4 .43 ( 0 .23 ) ( 0 .89 ) ( 1 .12 ) 18 .50
2020 14 .94 0 .23 0 .41 0 .64 ( 0 .39 ) – ( 0 .39 ) 15 .19
2019 14 .17 0 .36 1 .40 1 .76 ( 0 .33 ) ( 0 .66 ) ( 0 .99 ) 14 .94
2018 16 .72 0 .30 ( 2 .66 ) ( 2 .36 ) ( 0 .19 ) – ( 0 .19 ) 14 .17
2017(g) 12 .67 0 .18 4 .00 4 .18 ( 0 .13 ) – ( 0 .13 ) 16 .72

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
29 .97% (c) $ 125,294 0 .90% (d) ,(e) 1 .78% (d) 55 .8% (d)
4 .14 100,695 0 .90 (e) 1 .48 68 .4
14 .09 114,993 0 .92 (e) 2 .38 71 .0
( 14 .42 ) 141,451 1 .00 (e) 1 .96 70 .2
28 .96 109,543 1 .00 (e) 1 .25 66 .6
( 2 .36 ) 296,966 1 .00 (e) 1 .02 69 .9
29 .50 (c) ,(f) 1,480 1 .67 (d) 1 .01 (d) 55 .8 (d)
3 .41 (f) 1,168 1 .67 (e) 0 .64 68 .4
13 .14 1,701 1 .72 (e) 1 .63 71 .0
( 15 .12 ) 2,020 1 .82 0 .92 70 .2
27 .95 2,688 1 .82 0 .35 66 .6
( 3 .20 ) 2,759 1 .85 0 .16 69 .9
29 .70 (c) 3,541 1 .36 (d) 1 .60 (d) 55 .8 (d)
3 .71 2,167 1 .36 (e) 0 .94 68 .4
13 .44 2,906 1 .41 (e) 1 .77 71 .0
( 14 .80 ) 4,019 1 .51 1 .19 70 .2
28 .30 5,663 1 .51 0 .72 66 .6
( 2 .90 ) 5,326 1 .54 0 .49 69 .9
29 .90 (c) 3,266 1 .17 (d) 1 .50 (d) 55 .8 (d)
3 .85 3,110 1 .17 (e) 1 .24 68 .4
13 .71 3,285 1 .22 (e) 2 .20 71 .0
( 14 .69 ) 5,013 1 .32 1 .48 70 .2
28 .56 4,041 1 .32 0 .92 66 .6
( 2 .75 ) 3,386 1 .35 0 .68 69 .9
29 .89 (c) ,(f) 1,996 1 .05 (d) 1 .67 (d) 55 .8 (d)
3 .99 (f) 1,493 1 .05 (e) 1 .32 68 .4
13 .90 1,932 1 .10 (e) 2 .27 71 .0
( 14 .61 ) 3,064 1 .20 1 .49 70 .2
28 .78 5,382 1 .20 1 .04 66 .6
( 2 .69 ) 3,710 1 .23 0 .61 69 .9
30 .10 (c) 208,743 0 .79 (d) ,(e) 1 .89 (d) 55 .8 (d)
4 .22 173,218 0 .79 (e) 1 .58 68 .4
14 .19 215,444 0 .82 (e) 2 .57 71 .0
( 14 .32 ) 216,786 0 .92 (e) 1 .76 70 .2
33 .40 (c) 313,479 0 .92 (d) ,(e) 1 .21 (d) 66 .6 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
Class A shares
2021(b) $ 18.39 ( $ 0.05) $ 4.22 $ 4.17 $ – ( $ 1.44) ( $ 1.44) $ 21.12
2020 15.59 (0.07) 4.15 4.08 – (1.28) (1.28) 18.39
2019 15.08 (0.05) 2.26 2.21 – (1.70) (1.70) 15.59
2018 14.62 (0.05) 1.90 1.85 – (1.39) (1.39) 15.08
2017 11.79 (0.05) 3.41 3.36 – (0.53) (0.53) 14.62
2016 13.31 (0.05) 0.02 (0.03) – (1.49) (1.49) 11.79
Class J shares
2021(b) 15.10 (0.02) 3.44 3.42 – (1.44) (1.44) 17.08
2020 13.00 (0.03) 3.41 3.38 – (1.28) (1.28) 15.10
2019 12.86 – 1.85 1.85 (0.01) (1.70) (1.71) 13.00
2018 12.62 (0.02) 1.65 1.63 – (1.39) (1.39) 12.86
2017 10.22 (0.01) 2.94 2.93 – (0.53) (0.53) 12.62
2016 11.70 (0.01) 0.02 0.01 – (1.49) (1.49) 10.22
Institutional shares
2021(b) 19.20 (0.02) 4.42 4.40 – (1.44) (1.44) 22.16
2020 16.18 (0.02) 4.32 4.30 – (1.28) (1.28) 19.20
2019 15.55 0.02 2.33 2.35 (0.02) (1.70) (1.72) 16.18
2018 15.00 – 1.96 1.96 ( 0 .02) (1.39) (1.41) 15.55
2017 12.03 0.03 3.48 3.51 (0.01) (0.53) (0.54) 15.00
2016 13.49 0 .02 0.02 0.04 (0.01) (1.49) (1.50) 12.03
R-1 shares
2021(b) 15.64 (0.08) 3.56 3.48 – (1.44) (1.44) 17.68
2020 13.50 (0.13) 3.55 3.42 – (1.28) (1.28) 15.64
2019 13.35 (0.08) 1.93 1.85 – (1.70) (1.70) 13.50
2018 13.14 (0.11) 1.71 1.60 – (1.39) (1.39) 13.35
2017 10.68 (0.08) 3.07 2.99 – (0.53) ( 0 .53) 13.14
2016 12.23 (0.08) 0.02 (0.06) – (1.49) (1.49) 10.68

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
23.36% (c),(d) $ 579,229 0.96% (e),(f) – % (0.46) % (e) 27.6% (e)
27.86 (d) 487,128 0.99 (f) – (0.43) 33.6
17.51 (d),(g) 414,599 1.00 (f) – (0.37) 28.1
13.21 (d),(g) 39,217 1.04 (f) – (0.36) 34.8
29.68 (d) 23,722 1.16 (f) – (0.36) 38.5
(0.21) (d) 22,488 1.15 (f) – (0.41) 32.8
23.49 (c),(d) 396,675 0.79 (e),(h) 0 .83 (e),( i ) (0.29) (e) 27.6 (e)
28.03 (d) 331,514 0.80 (h) 0.85 ( i ) (0.23) 33.6
17.85 (d) 274,328 0.82 (h) 0.87 ( i ) (0.01) 28.1
13.50 (d) 180,871 0.81 (h) 0.86 ( i ) (0.12) 34.8
30.05 (d) 142,729 0.83 (h) 0.88 ( i ) (0.05) 38.5
0.13 (d) 110,553 0.89 (h) 0.94 ( i ) (0.13) 32.8
23.58 (c) 3,237,295 0.67 (e),(f) – (0.17) (e) 27.6 (e)
28.23 2,630,670 0.68 (f) – (0.11) 33.6
18.02 2,366,040 0.68 (f) – 0.15 28.1
13.60 2,181,951 0.67 (f) – 0.03 34.8
30.38 2,184,240 0.63 (f) – 0.24 38.5
0.34 6,436,701 0.62 (f) – 0.14 32.8
23.04 (c) 13,886 1.46 (e),(f) – (0.96) (e) 27.6 (e)
27.22 11,345 1.47 (f) – (0.90) 33.6
17 .12 10,940 1.47 (f) – (0.64) 28.1
12.68 8,097 1.47 (f) – (0.78) 34.8
29.29 7,431 1.47 (f) – (0.68) 38.5
(0.50) 6,716 1.47 (f) – (0.71) 32.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
( i ) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
R-3 shares
2021(b) $ 16 .94 ( $ 0 .06 ) $ 3 .88 $ 3 .82 $ – ( $ 1 .44 ) ( $ 1 .44 ) $ 19 .32
2020 14 .48 ( 0 .09 ) 3 .83 3 .74 – ( 1 .28 ) ( 1 .28 ) 16 .94
2019 14 .15 ( 0 .04 ) 2 .07 2 .03 – ( 1 .70 ) ( 1 .70 ) 14 .48
2018 13 .81 ( 0 .07 ) 1 .80 1 .73 – ( 1 .39 ) ( 1 .39 ) 14 .15
2017 11 .17 ( 0 .04 ) 3 .21 3 .17 – ( 0 .53 ) ( 0 .53 ) 13 .81
2016 12 .68 ( 0 .04 ) 0 .02 ( 0 .02 ) – ( 1 .49 ) ( 1 .49 ) 11 .17
R-4 shares
2021(b) 17 .42 ( 0 .04 ) 3 .99 3 .95 – ( 1 .44 ) ( 1 .44 ) 19 .93
2020 14 .83 ( 0 .06 ) 3 .93 3 .87 – ( 1 .28 ) ( 1 .28 ) 17 .42
2019 14 .42 ( 0 .02 ) 2 .13 2 .11 – ( 1 .70 ) ( 1 .70 ) 14 .83
2018 14 .02 ( 0 .04 ) 1 .83 1 .79 – ( 1 .39 ) ( 1 .39 ) 14 .42
2017 11 .31 ( 0 .02 ) 3 .26 3 .24 – ( 0 .53 ) ( 0 .53 ) 14 .02
2016 12 .80 ( 0 .02 ) 0 .02 – – ( 1 .49 ) ( 1 .49 ) 11 .31
R-5 shares
2021(b) 18 .29 ( 0 .03 ) 4 .20 4 .17 – ( 1 .44 ) ( 1 .44 ) 21 .02
2020 15 .50 ( 0 .04 ) 4 .11 4 .07 – ( 1 .28 ) ( 1 .28 ) 18 .29
2019 14 .98 – 2 .22 2 .22 – ( 1 .70 ) ( 1 .70 ) 15 .50
2018 14 .49 ( 0 .02 ) 1 .90 1 .88 – ( 1 .39 ) ( 1 .39 ) 14 .98
2017 11 .66 ( 0 .01 ) 3 .37 3 .36 – ( 0 .53 ) ( 0 .53 ) 14 .49
2016 13 .14 ( 0 .01 ) 0 .02 0 .01 – ( 1 .49 ) ( 1 .49 ) 11 .66
R-6 shares
2021(b) 19 .19 ( 0 .01 ) 4 .42 4 .41 ( 0 .01 ) ( 1 .44 ) ( 1 .45 ) 22 .15
2020 16 .17 – 4 .32 4 .32 ( 0 .03 ) ( 1 .27 ) ( 1 .30 ) 19 .19
2019 15 .55 0 .04 2 .31 2 .35 ( 0 .03 ) ( 1 .70 ) ( 1 .73 ) 16 .17
2018 14 .99 0 .02 1 .96 1 .98 ( 0 .03 ) ( 1 .39 ) ( 1 .42 ) 15 .55
2017 12 .02 – 3 .51 3 .51 ( 0 .01 ) ( 0 .53 ) ( 0 .54 ) 14 .99
2016 13 .49 0 .01 0 .02 0 .03 ( 0 .01 ) ( 1 .49 ) ( 1 .50 ) 12 .02

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
23 .28% (c) $ 108,053 1 .15% (d) ,(e) ( 0 .65 ) % (d) 27 .6% (d)
27 .61 89,315 1 .16 (e) ( 0 .58 ) 33 .6
17 .46 85,393 1 .16 (e) ( 0 .31 ) 28 .1
13 .03 98,560 1 .16 (e) ( 0 .46 ) 34 .8
29 .63 116,537 1 .16 (e) ( 0 .36 ) 38 .5
( 0 .14 ) 116,736 1 .16 (e) ( 0 .40 ) 32 .8
23 .40 (c) 87,040 0 .96 (d) ,(e) ( 0 .46 ) (d) 27 .6 (d)
27 .86 82,907 0 .97 (e) ( 0 .39 ) 33 .6
17 .71 80,284 0 .97 (e) ( 0 .14 ) 28 .1
13 .28 77,509 0 .97 (e) ( 0 .27 ) 34 .8
29 .89 84,785 0 .97 (e) ( 0 .18 ) 38 .5
0 .03 74,021 0 .97 (e) ( 0 .21 ) 32 .8
23 .49 (c) 338,178 0 .84 (d) ,(e) ( 0 .34 ) (d) 27 .6 (d)
28 .04 (f) 296,527 0 .85 (e) ( 0 .27 ) 33 .6
17 .72 (f) 293,297 0 .85 (e) ( 0 .01 ) 28 .1
13 .48 282,290 0 .85 (e) ( 0 .15 ) 34 .8
30 .03 313,275 0 .85 (e) ( 0 .06 ) 38 .5
0 .12 273,161 0 .85 (e) ( 0 .09 ) 32 .8
23 .57 (c) ,(f) 8,762,217 0 .59 (d) ,(e) ( 0 .09 ) (d) 27 .6 (d)
28 .42 (f) 7,254,770 0 .59 (e) ( 0 .02 ) 33 .6
18 .06 6,356,209 0 .59 (e) 0 .24 28 .1
13 .72 5,378,075 0 .59 (e) 0 .10 34 .8
30 .41 4,927,534 0 .59 (e) 0 .00 38 .5
0 .27 3,333 0 .65 (e) 0 .09 32 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2021(b) $ 20.14 $ 0.14 $ 5.41 $ 5.55 ( $ 0.33) ( $ 1.26) ( $ 1.59) $ 24.10
2020 19.10 0.28 1.46 1.74 (0.32) (0.38) (0.70) 20.14
2019 17.99 0.31 1.92 2.23 (0.28) (0.84) (1.12) 19.10
2018 17.96 0.29 0.92 1.21 (0.25) (0.93) (1.18) 17.99
2017 15.02 0.26 3.14 3.40 (0.26) (0.20) (0.46) 17.96
2016 14.79 0.25 0.32 0.57 ( 0 .22) (0.12) (0.34) 15.02
Class C shares
2021(b) 19.54 0.04 5.26 5.30 (0.15) (1.26) (1.41) 23.43
2020 18.57 0.11 1.41 1.52 (0.17) (0.38) (0.55) 19.54
2019 17.51 0.16 1.89 2.05 (0.15) (0.84) (0.99) 18.57
2018 17.54 0.13 0.90 1.03 (0.13) (0.93) (1.06) 17.51
2017 14.69 0.12 3.08 3.20 (0.15) (0.20) (0.35) 17.54
2016 14.49 0.13 0.31 0.44 (0.12) (0.12) (0.24) 14.69
Class J shares
2021(b) 19.93 0.14 5.34 5.48 (0.34) (1.26) (1.60) 23.81
2020 18.91 0.29 1.44 1.73 (0.33) (0.38) (0.71) 19.93
2019 17.82 0.32 1.91 2.23 (0.30) (0.84) (1.14) 18.91
2018 17.80 0.30 0.92 1.22 (0.27) (0.93) (1.20) 17.82
2017 14.89 0.27 3.11 3.38 (0.27) (0.20) (0.47) 17.80
2016 14.66 0.26 0.32 0.58 (0.23) ( 0 .12) (0.35) 14.89
Institutional shares
2021(b) 20.16 0.17 5.41 5.58 (0.38) (1.26) (1.64) 24.10
2020 19.12 0.33 1.46 1.79 (0.37) (0.38) (0.75) 20.16
2019 18.01 0.36 1.92 2.28 (0.33) (0.84) (1.17) 19.12
2018 17.98 0.34 0.92 1.26 (0.30) (0.93) (1.23) 18.01
2017 15.03 0.31 3.14 3.45 (0.30) (0.20) (0.50) 17.98
2016 14.80 0.30 0.32 0.62 (0.27) (0.12) (0.39) 15.03

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
28.57% (c),(d) $ 595,127 0.40% (e) – % 1.24% (e) 5.2% (e)
9 .23 (d) 465,384 0.42 – 1.45 6.0
13.84 (d) 435,070 0.46 – 1.73 3.2
6.89 (d) 380,299 0.44 – 1.60 5.8
23.04 (d) 355,131 0.46 – 1.57 3.4
3.97 (d) 289,269 0.48 – 1.70 4.2
28.03 (c),(d) 67,468 1.28 (e),(f) – 0.38 (e) 5.2 (e)
8.27 (d) 61,996 1.30 (f) – 0.59 6.0
12.91 (d) 66,411 1.30 (f) – 0.91 3.2
5.92 (d) 65,204 1.30 (f) – 0.75 5.8
22.07 (d) 56,953 1.30 (f) – 0.72 3.4
3.11 (d) 41,497 1.30 (f) – 0.88 4.2
28.54 (c),(d) 878,744 0.35 (e),(g) 0.37 (e),(h) 1.29 (e) 5.2 (e)
9.29 (d) 691,249 0.36 (g) 0.39 (h) 1 .52 6.0
13.95 (d) 691,045 0.38 (g) 0.41 (h) 1.82 3.2
6.98 (d) 653,442 0.37 (g) 0.40 (h) 1.68 5.8
23.14 (d) 641,445 0.37 (g) 0.40 (h) 1.66 3.4
4.05 (d) 530,674 0.40 (g) 0.43 (h) 1.79 4.2
28.72 (c) 3,606,314 0.17 (e) – 1.52 (e) 5 .2 (e)
9.51 3,986,295 0.17 – 1.71 6.0
14.18 4,175,228 0 .17 – 2.02 3.2
7.17 3,693,260 0.16 – 1.88 5.8
23.45 3,568,996 0.16 – 1.87 3.4
4.31 3,244,789 0.16 – 2.03 4.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
R-1 shares
2021(b) $ 20 .05 $ 0 .07 $ 5 .39 $ 5 .46 ( $ 0 .20 ) ( $ 1 .26 ) ( $ 1 .46 ) $ 24 .05
2020 19 .00 0 .16 1 .45 1 .61 ( 0 .18 ) ( 0 .38 ) ( 0 .56 ) 20 .05
2019 17 .87 0 .21 1 .93 2 .14 ( 0 .17 ) ( 0 .84 ) ( 1 .01 ) 19 .00
2018 17 .85 0 .18 0 .91 1 .09 ( 0 .14 ) ( 0 .93 ) ( 1 .07 ) 17 .87
2017 14 .93 0 .16 3 .13 3 .29 ( 0 .17 ) ( 0 .20 ) ( 0 .37 ) 17 .85
2016 14 .70 0 .17 0 .32 0 .49 ( 0 .14 ) ( 0 .12 ) ( 0 .26 ) 14 .93
R-3 shares
2021(b) 20 .15 0 .10 5 .41 5 .51 ( 0 .26 ) ( 1 .26 ) ( 1 .52 ) 24 .14
2020 19 .11 0 .22 1 .46 1 .68 ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 20 .15
2019 17 .98 0 .26 1 .93 2 .19 ( 0 .22 ) ( 0 .84 ) ( 1 .06 ) 19 .11
2018 17 .95 0 .24 0 .93 1 .17 ( 0 .21 ) ( 0 .93 ) ( 1 .14 ) 17 .98
2017 15 .02 0 .22 3 .13 3 .35 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 17 .95
2016 14 .78 0 .21 0 .33 0 .54 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 15 .02
R-4 shares
2021(b) 20 .23 0 .13 5 .43 5 .56 ( 0 .31 ) ( 1 .26 ) ( 1 .57 ) 24 .22
2020 19 .19 0 .26 1 .46 1 .72 ( 0 .30 ) ( 0 .38 ) ( 0 .68 ) 20 .23
2019 18 .05 0 .30 1 .94 2 .24 ( 0 .26 ) ( 0 .84 ) ( 1 .10 ) 19 .19
2018 18 .02 0 .28 0 .92 1 .20 ( 0 .24 ) ( 0 .93 ) ( 1 .17 ) 18 .05
2017 15 .07 0 .25 3 .14 3 .39 ( 0 .24 ) ( 0 .20 ) ( 0 .44 ) 18 .02
2016 14 .83 0 .24 0 .33 0 .57 ( 0 .21 ) ( 0 .12 ) ( 0 .33 ) 15 .07
R-5 shares
2021(b) 20 .44 0 .14 5 .48 5 .62 ( 0 .32 ) ( 1 .26 ) ( 1 .58 ) 24 .48
2020 19 .38 0 .29 1 .47 1 .76 ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 20 .44
2019 18 .22 0 .32 1 .96 2 .28 ( 0 .28 ) ( 0 .84 ) ( 1 .12 ) 19 .38
2018 18 .18 0 .30 0 .93 1 .23 ( 0 .26 ) ( 0 .93 ) ( 1 .19 ) 18 .22
2017 15 .20 0 .27 3 .18 3 .45 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 18 .18
2016 14 .95 0 .26 0 .34 0 .60 ( 0 .23 ) ( 0 .12 ) ( 0 .35 ) 15 .20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
28 .16% (c) $ 17,339 1 .03% (d) 0 .59% (d) 5 .2% (d)
8 .58 11,726 1 .03 0 .85 6 .0
13 .21 14,258 1 .03 1 .17 3 .2
6 .20 15,612 1 .03 1 .01 5 .8
22 .33 19,523 1 .03 0 .99 3 .4
3 .43 18,393 1 .04 1 .17 4 .2
28 .33 (c) 191,185 0 .72 (d) 0 .93 (d) 5 .2 (d)
8 .92 167,324 0 .72 1 .16 6 .0
13 .54 181,254 0 .72 1 .48 3 .2
6 .60 192,273 0 .72 1 .32 5 .8
22 .65 222,619 0 .72 1 .31 3 .4
3 .74 194,613 0 .73 1 .47 4 .2
28 .46 (c) 153,678 0 .53 (d) 1 .12 (d) 5 .2 (d)
9 .09 132,402 0 .53 1 .35 6 .0
13 .80 142,497 0 .53 1 .67 3 .2
6 .76 152,704 0 .53 1 .51 5 .8
22 .93 195,180 0 .53 1 .50 3 .4
3 .96 189,284 0 .54 1 .67 4 .2
28 .52 (c) 293,536 0 .41 (d) 1 .24 (d) 5 .2 (d)
9 .21 244,545 0 .41 1 .48 6 .0
13 .95 297,495 0 .41 1 .80 3 .2
6 .87 352,267 0 .41 1 .63 5 .8
23 .10 402,781 0 .41 1 .63 3 .4
4 .11 411,195 0 .42 1 .77 4 .2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2021(b) $ 14.67 $ 0.08 $ 5.08 $ 5.16 ( $ 0.22) $ – ( $ 0.22) $ 19.61
2020 16.98 0.21 (1.47) (1.26) (0.31) (0.74) (1.05) 14.67
2019 16.79 0.31 1.42 1.73 (0.23) (1.31) (1.54) 16.98
2018 16.93 0.23 0.74 0 .97 (0.16) (0.95) (1.11) 16.79
2017 14.88 0.21 2.49 2.70 (0.24) (0.41) (0.65) 16.93
2016 15.58 0.23 0.18 0.41 (0.21) (0.90) (1.11) 14.88
Institutional shares
2021(b) 14.94 0.11 5.16 5.27 (0.27) – (0.27) 19.94
2020 17.27 0.26 (1.48) (1.22) (0.37) (0.74) (1.11) 14.94
2019 17.05 0.37 1.44 1.81 (0.28) (1.31) (1.59) 17.27
2018 17.17 0.29 0.75 1.04 (0.21) (0.95) (1.16) 17.05
2017 15.08 0.26 2.53 2.79 (0.29) (0.41) (0.70) 17.17
2016 15.79 0.28 0.18 0.46 (0.27) (0.90) (1.17) 15.08
R-1 shares
2021(b) 14.83 0.03 5.14 5.17 (0.11) – (0.11) 19.89
2020 17.13 0.13 (1.48) (1.35) (0.21) (0.74) (0.95) 14 .83
2019 16.91 0.23 1.44 1.67 (0.14) (1.31) (1.45) 17.13
2018 17.05 0.13 0.75 0.88 (0.07) (0.95) (1.02) 16.91
2017 14.98 0.12 2.51 2.63 (0.15) (0.41) (0.56) 17.05
2016 15.68 0.15 0.18 0.33 (0.13) (0.90) (1.03) 14.98
R-3 shares
2021(b) 15.67 0.06 5.44 5.50 (0.17) – (0.17) 21.00
2020 18.07 0.19 (1.58) (1.39) (0.27) (0.74) (1.01) 15.67
2019 17.72 0.30 1.52 1.82 (0.16) (1.31) (1.47) 18.07
2018 17.80 0.20 0.77 0.97 (0.10) (0.95) (1.05) 17.72
2017 15.61 0.18 2.62 2.80 (0.20) (0.41) (0.61) 17.80
2016 16.29 0.20 0.19 0.39 (0.17) (0.90) (1.07) 15.61
R-4 shares
2021(b) 14.90 0.08 5.16 5.24 (0.20) – (0.20) 19.94
2020 17.23 0.21 (1.50) (1.29) (0.30) (0.74) (1.04) 14.90
2019 17.01 0.32 1 .43 1.75 (0.22) (1.31) (1.53) 17.23
2018 17.13 0.22 0.76 0.98 (0.15) (0.95) (1.10) 17.01
2017 15 .05 0.20 2.51 2.71 (0.22) (0.41) (0.63) 17.13
2016 15.74 0.23 0.19 0.42 (0.21) (0.90) (1.11) 15.05
R-5 shares
2021(b) 15.04 0.09 5.21 5.30 (0.23) – (0.23) 20.11
2020 17.38 0.23 (1.50) (1.27) (0.33) (0.74) (1.07) 15.04
2019 17.15 0.34 1.44 1.78 (0.24) (1.31) (1.55) 17.38
2018 17.26 0.25 0.76 1.01 (0.17) ( 0 .95) (1.12) 17.15
2017 15.16 0.22 2.54 2.76 (0.25) (0.41) (0.66) 17.26
2016 15.86 0.25 0.18 0.43 (0.23) (0.90) (1.13) 15.16

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
35.43% (c),(d) $ 82,738 1.01% (e),(f) 1.10% (e),(g) 0.92% (e) 51.2% (e)
(8.14) (d) 62,003 1.04 (f) 1.14 (g) 1.39 54.6
12.14 (d) 74,483 1.06 (f) 1.15 (g) 1.97 51.5
5.76 (d) 72,851 1.03 (f) 1.12 (g) 1.35 44.4
18.59 (d) 75,559 1.08 (f) 1.13 (g) 1.31 33.4
3.05 (d) 68,742 1.08 (f) 1.12 (g) 1.60 35.0
35 .59 (c) 3,218,575 0.71 (e),(h) – 1.19 (e) 51.2 (e)
(7.82) 1,754,898 0.72 (h) – 1.72 54.6
12.53 2,065,317 0.72 (h) – 2.30 51.5
6.11 1,983,831 0.71 (h) – 1.66 44.4
18.95 1,798,751 0.76 (h) – 1.62 33.4
3.37 1,634,892 0.77 (h) – 1.91 35.0
35.00 (c) 3,801 1.58 (e),(h) – 0.35 (e) 51.2 (e)
(8.58) 2,889 1.59 (h) – 0.85 54.6
11.53 4,436 1.59 (h) – 1.44 51.5
5.15 4,455 1.59 (h) – 0.78 44.4
17.89 4,449 1.64 (h) – 0.74 33.4
2.46 4,072 1.65 (h) – 1.03 35.0
35.28 (c) 6,683 1.27 (e),(h) – 0.64 (e) 51.2 (e)
(8.36) 4,056 1.28 (h) – 1.16 54.6
11.90 5,695 1.28 (h) – 1.77 51.5
5.46 6,196 1.28 (h) – 1.09 44.4
18.30 9,007 1.33 (h) – 1.06 33.4
2.78 11,209 1.34 (h) – 1.34 35.0
35.39 (c) 2,700 1.08 (e),(h) – 0.85 (e) 51.2 (e)
(8.19) 1,866 1.09 (h) – 1.34 54.6
12.09 4,028 1.09 (h) – 1.98 51.5
5.71 4,910 1.09 (h) – 1.28 44.4
18.45 5,964 1.14 (h) – 1.25 33.4
2.97 (i) 5,659 1.15 (h) – 1.53 35.0
35.47 (c) 9,701 0.96 (e),(h) – 0.97 (e) 51.2 (e)
(8.05) 6,935 0.97 (h) – 1.47 54.6
12.22 10,455 0.97 (h) – 2.11 51.5
5.87 10,726 0.97 (h) – 1.41 44.4
18.63 9,072 1.02 (h) – 1.35 33.4
3.09 7,123 1.03 (h) – 1.65 35.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class A shares
2021(b) $ 30.19 ( $ 0.05) $ 8.90 $ 8.85 $ – ( $ 0.39) ( $ 0.39) $ 38.65
2020 30.15 (0.01) 1.44 1.43 (0.07) (1.32) (1.39) 30.19
2019 26.24 0.01 6.64 6.65 – (2.74) (2.74) 30.15
2018 26.90 (0.04) 0.29 0.25 – (0.91) (0.91) 26 .24
2017 21.79 (0.02) 5.63 5.61 (0.03) (0.47) (0.50) 26.90
2016 22.25 0.04 0.79 0.83 – (1.29) (1.29) 21.79
Class C shares
2021(b) 26.51 (0.16) 7.80 7.64 – (0.39) (0.39) 33.76
2020 26.77 (0.19) 1.25 1.06 – (1.32) (1.32) 26.51
2019 23.77 (0.16) 5.90 5.74 – (2.74) (2.74) 26.77
2018 24.63 (0.22) 0.27 0.05 – (0.91) (0.91) 23.77
2017 20.10 (0.18) 5.18 5.00 – (0.47) (0.47) 24.63
2016 20.77 (0.11) 0.73 0.62 – (1.29) (1.29) 20.10
Class J shares
2021(b) 28.96 (0.02) 8.54 8.52 – (0.39) (0.39) 37.09
2020 28.99 0.03 1.38 1.41 (0.12) (1.32) (1.44) 28.96
2019 25.30 0.05 6.38 6.43 – (2.74) (2.74) 28.99
2018 25.94 – 0.27 0.27 – (0.91) (0.91) 25.30
2017 21.02 0.02 5.43 5.45 (0.06) (0.47) (0.53) 25.94
2016 21.47 0.07 0.77 0.84 – (1.29) (1.29) 21.02
Institutional shares
2021(b) 31.08 – 9.16 9.16 – (0.39) (0.39) 39.85
2020 31.00 0.06 1.49 1.55 (0.15) (1.32) (1.47) 31.08
2019 26.84 0.09 6.83 6.92 (0.02) (2.74) (2.76) 31.00
2018 27.44 0.04 0.28 0.32 (0.01) (0.91) (0.92) 26.84
2017 22.21 0.05 5.74 5.79 (0.09) (0.47) (0.56) 27.44
2016 22.60 0.11 0.82 0.93 (0.03) (1.29) (1.32) 22.21
R-1 shares
2021(b) 27.47 (0.13) 8.09 7.96 – ( 0 .39) (0.39) 35.04
2020 27.63 (0.14) 1.30 1.16 – (1.32) (1.32) 27.47
2019 24.39 (0.11) 6.09 5.98 – (2.74) (2.74) 27.63
2018 25.20 (0.16) 0.26 0.10 – (0.91) (0.91) 24.39
2017 20.50 (0.13) 5.30 5.17 – (0.47) (0.47) 25.20
2016 21.11 (0.06) 0.74 0.68 – (1.29) (1.29) 20.50

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29.49% (c),(d) $ 1,997,392 0.93% (e) – % (0.28) % (e) 9.9% (e)
4.83 (d) 1,607,917 0.95 – (0.04) 13.9
29.21 (d) 1,645,317 0.98 – 0.05 13.6
0.86 (d) 1,439,026 0.96 – (0.14) 25.8
26.19 (d) 1,714,560 1.00 – (0.10) 15.4
4.14 (d) 2,096,851 0.99 – 0.19 22.4
29.02 (c),(d) 116,647 1.67 (e) – (1.02) (e) 9.9 (e)
4.02 (d) 158,906 1.69 – (0.74) 13.9
28.32 (d) 228,866 1.70 – (0.67) 13.6
0.11 (d) 248,197 1.69 – (0.86) 25.8
25.31 (d) 301,746 1.71 – (0.81) 15.4
3.39 (d) 309,404 1.73 – (0.57) 22.4
29.56 (c),(d),(f) 381,122 0.78 (e),(g) 0.80 (e),(h) (0.13) (e) 9.9 (e)
4.98 (d),(f) 310,404 0.79 (g) 0.82 (h) 0.12 13.9
29.45 (d) 325,426 0.83 (g) 0.86 (h) 0.21 13.6
0.98 (d) 275,443 0.82 (g) 0.85 (h) 0.00 25.8
26.44 (d) 302,971 0.82 (g) 0.85 (h) 0.07 15.4
4.35 (d) 261,105 0.82 (g) 0.85 (h) 0.35 22.4
29.65 (c) 14,913,923 0.67 (e),( i ) – (0.02) (e) 9.9 (e)
5.08 12,106,903 0.69 ( i ) – 0.21 13.9
29.61 12,070,133 0.70 ( i ) – 0.34 13.6
1.12 10,720,328 0.69 ( i ) – 0.13 25.8
26.58 11,396,657 0.68 ( i ) – 0.18 15.4
4.49 (f) 5,356,398 0.68 – 0.49 22.4
29.17 (c) 107,733 1.46 (e) – (0.80) (e) 9.9 (e)
4.27 89,600 1.46 – (0.54) 13.9
28.61 98,489 1.47 – (0.43) 13.6
0.31 81,543 1.47 – (0.65) 25.8
25.65 86,677 1.47 – (0.59) 15.4
3.63 66,856 1.47 – (0.30) 22.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
( i ) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP FUND
R-3 shares
2021(b) $ 29 .38 ( $ 0 .09 ) $ 8 .66 $ 8 .57 $ – ( $ 0 .39 ) ( $ 0 .39 ) $ 37 .56
2020 29 .38 ( 0 .06 ) 1 .38 1 .32 – ( 1 .32 ) ( 1 .32 ) 29 .38
2019 25 .68 ( 0 .04 ) 6 .48 6 .44 – ( 2 .74 ) ( 2 .74 ) 29 .38
2018 26 .40 ( 0 .09 ) 0 .28 0 .19 – ( 0 .91 ) ( 0 .91 ) 25 .68
2017 21 .40 ( 0 .06 ) 5 .53 5 .47 – ( 0 .47 ) ( 0 .47 ) 26 .40
2016 21 .90 – 0 .79 0 .79 – ( 1 .29 ) ( 1 .29 ) 21 .40
R-4 shares
2021(b) 30 .78 ( 0 .05 ) 9 .07 9 .02 – ( 0 .39 ) ( 0 .39 ) 39 .41
2020 30 .70 ( 0 .01 ) 1 .46 1 .45 ( 0 .05 ) ( 1 .32 ) ( 1 .37 ) 30 .78
2019 26 .66 0 .01 6 .77 6 .78 – ( 2 .74 ) ( 2 .74 ) 30 .70
2018 27 .33 ( 0 .04 ) 0 .28 0 .24 – ( 0 .91 ) ( 0 .91 ) 26 .66
2017 22 .11 ( 0 .02 ) 5 .73 5 .71 ( 0 .02 ) ( 0 .47 ) ( 0 .49 ) 27 .33
2016 22 .55 0 .04 0 .81 0 .85 – ( 1 .29 ) ( 1 .29 ) 22 .11
R-5 shares
2021(b) 30 .57 ( 0 .03 ) 9 .01 8 .98 – ( 0 .39 ) ( 0 .39 ) 39 .16
2020 30 .53 0 .03 1 .44 1 .47 ( 0 .11 ) ( 1 .32 ) ( 1 .43 ) 30 .57
2019 26 .50 0 .05 6 .72 6 .77 – ( 2 .74 ) ( 2 .74 ) 30 .53
2018 27 .13 ( 0 .01 ) 0 .29 0 .28 – ( 0 .91 ) ( 0 .91 ) 26 .50
2017 21 .96 0 .01 5 .68 5 .69 ( 0 .05 ) ( 0 .47 ) ( 0 .52 ) 27 .13
2016 22 .38 0 .07 0 .80 0 .87 – ( 1 .29 ) ( 1 .29 ) 21 .96
R-6 shares
2021(b) 31 .05 0 .01 9 .16 9 .17 – ( 0 .39 ) ( 0 .39 ) 39 .83
2020 30 .97 0 .09 1 .49 1 .58 ( 0 .18 ) ( 1 .32 ) ( 1 .50 ) 31 .05
2019 26 .83 0 .13 6 .80 6 .93 ( 0 .05 ) ( 2 .74 ) ( 2 .79 ) 30 .97
2018 27 .42 0 .06 0 .30 0 .36 ( 0 .04 ) ( 0 .91 ) ( 0 .95 ) 26 .83
2017(g) 22 .98 0 .05 4 .97 5 .02 ( 0 .11 ) ( 0 .47 ) ( 0 .58 ) 27 .42

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
29 .31% (c) ,(d) $ 82,675 1 .15% (e) ( 0 .50 ) % (e) 9 .9% (e)
4 .61 (d) 66,616 1 .15 ( 0 .22 ) 13 .9
29 .01 83,961 1 .16 ( 0 .14 ) 13 .6
0 .65 99,735 1 .16 ( 0 .33 ) 25 .8
25 .98 122,849 1 .16 ( 0 .27 ) 15 .4
4 .02 123,971 1 .16 0 .00 22 .4
29 .48 (c) 79,110 0 .96 (e) ( 0 .30 ) (e) 9 .9 (e)
4 .82 71,485 0 .96 ( 0 .04 ) 13 .9
29 .23 76,985 0 .97 0 .02 13 .6
0 .81 87,620 0 .97 ( 0 .14 ) 25 .8
26 .27 127,947 0 .97 ( 0 .07 ) 15 .4
4 .18 145,709 0 .97 0 .19 22 .4
29 .51 (c) ,(d) 397,883 0 .84 (e) ( 0 .19 ) (e) 9 .9 (e)
4 .93 (d) 325,105 0 .84 0 .09 13 .9
29 .39 387,741 0 .85 0 .19 13 .6
0 .97 337,245 0 .85 ( 0 .02 ) 25 .8
26 .39 378,762 0 .85 0 .04 15 .4
4 .31 304,581 0 .85 0 .31 22 .4
29 .71 (c) 4,815,763 0 .59 (e) ,(f) 0 .06 (e) 9 .9 (e)
5 .20 4,054,486 0 .60 (f) 0 .29 13 .9
29 .71 2,431,236 0 .60 (f) 0 .45 13 .6
1 .24 1,442,924 0 .59 (f) 0 .21 25 .8
22 .33 (c) 784,496 0 .60 (e) ,(f) 0 .20 (e) 15 .4 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND
Class J shares
2021(b) $ 8.39 ( $ 0.02) $ 2.84 $ 2.82 $ – ( $ 1.25) ( $ 1.25) $ 9.96
2020 6.40 (0.04) 2.39 2.35 – (0.36) (0.36) 8.39
2019 7.05 (0.03) 0.49 0.46 – (1.11) (1.11) 6.40
2018 7.13 (0.03) 0.26 0.23 – (0.31) (0.31) 7.05
2017 5.50 (0.02) 1.66 1.64 (0.01) – (0.01) 7.13
2016 5.84 0.01 (0.19) (0.18) – (0.16) (0.16) 5.50
Institutional shares
2021(b) 11.30 (0.02) 3.85 3.83 – (1.25) (1.25) 13.88
2020 8.48 (0.04) 3.22 3.18 – (0.36) (0.36) 11.30
2019 8.92 (0.02) 0.69 0.67 – (1.11) (1.11) 8.48
2018 8.92 (0.02) 0.33 0.31 – (0.31) (0.31) 8.92
2017 6.88 (0.01) 2.07 2.06 (0.02) – (0.02) 8.92
2016 7.25 0.02 (0.23) (0.21) – (0.16) (0.16) 6.88
R-1 shares
2021(b) 8.66 (0.05) 2.92 2.87 – (1.25) (1.25) 10.28
2020 6.63 (0.09) 2.48 2.39 – (0.36) (0.36) 8.66
2019 7.29 (0.07) 0.52 0.45 – (1.11) (1.11) 6.63
2018 7.41 (0.08) 0.27 0.19 – (0.31) (0.31) 7.29
2017 5.74 (0.06) 1.73 1.67 – – – 7.41
2016 6.12 (0.02) (0.20) (0.22) – (0.16) (0.16) 5.74
R-3 shares
2021(b) 10.35 (0.05) 3.53 3.48 – (1.25) (1.25) 12.58
2020 7.84 (0.07) 2.94 2.87 – (0.36) ( 0 .36) 10.35
2019 8.37 (0.06) 0.64 0.58 – (1.11) (1.11) 7.84
2018 8.44 (0.07) 0.31 0.24 – (0.31) (0.31) 8.37
2017 6.51 (0.04) 1.97 1.93 – – – 8.44
2016 6.91 – (0.24) (0.24) – (0.16) (0.16) 6.51
R-4 shares
2021(b) 11.12 (0.04) 3.79 3.75 – (1.25) (1.25) 13.62
2020 8.38 (0.06) 3.16 3.10 – (0.36) (0.36) 11.12
2019 8.85 (0.05) 0.69 0.64 – (1.11) (1.11) 8.38
2018 8.88 (0.05) 0.33 0.28 – (0.31) (0.31) 8.85
2017 6.85 (0.03) 2.06 2.03 – – – 8.88
2016 7.24 – (0.23) (0.23) – (0.16) (0.16) 6.85
R-5 shares
2021(b) 11.67 (0.03) 3.98 3.95 – (1.25) (1.25) 14.37
2020 8.77 (0.05) 3.31 3.26 – (0.36) (0.36) 11.67
2019 9.19 (0.04) 0.73 0.69 – (1.11) (1.11) 8.77
2018 9.20 (0.04) 0.34 0.30 – (0.31) (0.31) 9.19
2017 7.09 (0.02) 2.14 2.12 (0.01) – (0.01) 9.20
2016 7.48 0.01 (0.24) (0.23) – (0.16) (0.16) 7.09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
34.74% (c),(d),(e) $ 132,847 0.88% (f),(g) 0.90% (f),(h) (0.41) % (f) 109.0% (f)
38 .55 (d),(e) 93,209 0.93 (g) 0.96 (h) (0.56) 120.6
10.27 (e) 71,129 0.97 (g) 1.00 (h) (0.46) 104.6
3.26 (e) 67,918 0.93 (g) 0.96 (h) (0.44) 114.2
29.84 (e) 64,647 0.97 (g) 1.00 (h) (0.30) 128.5
(3.03) (e) 49,592 1.03 (g) 1.06 (h) 0.18 110.3
34.86 (c) 99,709 0.75 (f),(i) – (0.29) (f) 109.0 (f)
38.77 58,852 0.75 (i) – (0.38) 120.6
10.51 52,324 0.75 (i) – (0.25) 104.6
3.51 67,785 0.75 (i) – (0.26) 114.2
30.10 57,772 0.75 (i) – (0.08) 128.5
(2.85) 41,967 0.75 (i) – 0.33 110.3
34.37 (c) 1,701 1.54 (f) – (1.07) (f) 109.0 (f)
37.62 1,789 1.55 – (1.19) 120.6
9.71 1,286 1.55 – (1.05) 104.6
2.58 1,391 1.55 – (1 .05) 114.2
29.09 1,321 1.55 – (0.87) 128.5
(3.56) 1,275 1.55 – (0.37) 110.3
34.53 (c),(d) 17,333 1.23 (f) – (0.77) (f) 109.0 (f)
38.08 (d) 13,555 1.24 – (0.87) 120.6
10.06 11,187 1.24 – (0.74) 104.6
2.86 12,807 1.24 – (0.75) 114.2
29.65 11,542 1.24 – (0.57) 128.5
(3.44) 9,967 1.24 – (0.05) 110.3
34.69 (c) 6,806 1.04 (f) – (0.58) (f) 109.0 (f)
38.26 4,709 1.05 – (0.68) 120.6
10.20 4,103 1.05 – (0.55) 104.6
3.18 4,997 1.05 – (0.54) 114.2
29.71 6,854 1.05 – (0.37) 128.5
(3.14) 6,594 1.05 – 0.03 110.3
34.78 (c) 31,986 0.92 (f) – (0.45) (f) 109.0 (f)
38.38 23,760 0.93 – (0.55) 120.6
10.40 22,099 0.93 – (0.43) 104.6
3.29 22,080 0.93 – (0.44) 114.2
29.94 19,952 0.93 – (0.26) 128.5
(3.04) 16,619 0.93 – 0.21 110.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND III
Class J shares
2021(b) $ 10.46 ( $ 0.04) $ 2 .60 $ 2.56 ( $ 0.80) ( $ 0.80) $ 12.22
2020 9.53 (0.06) 1.98 1.92 (0.99) (0.99) 10.46
2019 9.35 (0.05) 1.37 1.32 (1.14) (1.14) 9.53
2018 10.21 (0.06) 0.69 0.63 (1.49) (1.49) 9.35
2017 8.24 (0.05) 2.05 2.00 (0.03) (0.03) 10.21
2016 8.88 (0.03) (0.11) (0.14) (0.50) (0.50) 8.24
Institutional shares
2021(b) 13.63 (0.04) 3.42 3.38 (0.80) (0.80) 16.21
2020 12.10 (0.04) 2.56 2.52 (0.99) (0.99) 13.63
2019 11.50 (0.02) 1.76 1.74 (1.14) (1.14) 12.10
2018 12 .19 (0.03) 0.83 0.80 (1.49) (1.49) 11.50
2017 9.79 (0.01) 2.44 2.43 (0.03) (0.03) 12.19
2016 10.42 – (0.13) (0.13) (0.50) (0.50) 9.79
R-1 shares
2021(b) 10.39 (0.08) 2.59 2.51 (0.80) (0.80) 12.10
2020 9.52 (0.11) 1.97 1.86 (0.99) (0.99) 10.39
2019 9.39 (0.10) 1.37 1.27 (1.14) (1.14) 9.52
2018 10.30 (0.11) 0.69 0.58 (1.49) (1.49) 9.39
2017 8.35 (0.09) 2.07 1.98 (0.03) (0.03) 10.30
2016 9.04 (0.08) (0.11) (0.19) (0.50) (0.50) 8.35
R-3 shares
2021(b) 12.36 (0.07) 3.09 3.02 (0.80) (0.80) 14.58
2020 11.12 (0.10) 2.33 2.23 (0.99) (0.99) 12.36
2019 10.72 (0.08) 1.62 1.54 (1.14) (1.14) 11.12
2018 11.52 (0.09) 0.78 0.69 (1.49) (1.49) 10.72
2017 9.31 (0.07) 2.31 2.24 (0.03) (0.03) 11.52
2016 9.99 (0.06) (0.12) (0.18) (0.50) (0.50) 9.31
R-4 shares
2021(b) 12.90 ( 0 .06) 3.22 3.16 (0.80) (0.80) 15.26
2020 11.53 (0.08) 2.44 2.36 (0.99) (0.99) 12.90
2019 11.06 (0.06) 1.67 1.61 (1.14) (1.14) 11.53
2018 11.82 (0.07) 0.80 0.73 (1.49) (1.49) 11.06
2017 9.53 (0.05) 2.37 2.32 (0.03) (0.03) 11.82
2016 10.20 (0.04) (0.13) (0.17) (0.50) (0.50) 9.53
R-5 shares
2021(b) 13.65 (0.06) 3.42 3.36 (0.80) (0.80) 16.21
2020 12.14 (0.07) 2.57 2.50 (0.99) (0.99) 13.65
2019 11.56 (0.05) 1.77 1.72 (1.14) (1.14) 12.14
2018 12.28 (0.06) 0.83 0.77 (1.49) (1.49) 11.56
2017 9.89 (0.04) 2.46 2.42 (0.03) (0.03) 12.28
2016 10.55 (0.03) (0.13) (0.16) (0.50) (0.50) 9 .89

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
24.93% (c),(d) $ 54,704 1.13% (e),(f) 1.18% (e),(g) (0.75) % (e) 26.1% (e)
21.76 (d) 45,753 1.19 (f) 1.25 (g) (0.65) 50.7
17.48 (d) 41,366 1.27 (f) 1.38 (g) (0.55) 43.2
6.61 (d) 36,912 1.24 (f) 1.35 (g) (0.56) 44.3
24.31 (d) 35,778 1.29 (f) 1.37 (g) (0.49) 81.6
(1.47) (d) 31,465 1.30 (f) 1.36 (g) (0.39) 64.6
25.16 (c) 1,053,648 0.86 (e),(h) – (0.46) (e) 26.1 (e)
22.12 1,127,871 0.87 (h) – (0.33) 50.7
17.93 1,032,306 0.91 (h) – (0.19) 43.2
6.97 961,018 0.91 (h) – (0.22) 44.3
24.85 1,037,760 0.94 (h) – (0.13) 81.6
(1.15) 1,302,544 0.95 (h) – (0.04) 64.6
24.60 (c) 1,636 1.74 (e) ,(h) – (1.35) (e) 26.1 (e)
21.09 1,430 1.75 (h) – (1.21) 50.7
16.80 1,438 1.78 (h) – (1.06) 43.2
6.00 1,665 1.78 (h) – (1.10) 44.3
23.75 2,266 1.81 (h) – (1.01) 81.6
(2.03) 2,023 1.82 (h) – (0.90) 64.6
24.81 (c) 4,921 1.43 (e),(h) – (1.08) (e) 26.1 (e)
21.41 2,643 1.44 (h) – (0.89) 50.7
17.28 2,913 1.47 (h) – (0.75) 43.2
6.35 3,424 1.47 (h) – (0.78) 44.3
24.09 4,920 1.50 (h) – (0.69) 81.6
(1.72) 6,088 1.51 (h) – (0.60) 64.6
24.87 (c) 2,679 1.24 (e),(h) – (0.85) (e) 26.1 (e)
21.80 2,223 1.25 (h) – (0.69) 50.7
17.39 3,004 1.28 (h) – (0.57) 43.2
6.55 3,658 1.28 (h) – (0.60) 44.3
24.37 5,191 1.31 (h) – (0.51) 81.6
(1.58) 5,682 1.32 (h) – (0.41) 64.6
24.97 (c) 7,353 1.12 (e),(h) – (0.74) (e) 26.1 (e)
21.87 6,505 1.13 (h) – (0.59) 50.7
17.62 5,527 1.16 (h) – (0.44) 43.2
6 .64 6,408 1.16 (h) – (0.49) 44.3
24.50 7,385 1.19 (h) – (0.39) 81.6
(1.42) 7,628 1.20 (h) – (0.28) 64.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2021(b) $ 18.23 $ 0.11 $ 7.61 $ 7.72 ( $ 0.21) ( $ 1.31) ( $ 1.52) $ 24.43
2020 19.65 0.20 (0.41) (0.21) (0.26) (0.95) (1.21) 18.23
2019 20.17 0.23 1.15 1.38 (0.22) (1.68) (1.90) 19.65
2018 21.53 0.25 (0.08) 0.17 (0.21) (1.32) (1.53) 20.17
2017 18.62 0.19 3.95 4.14 (0.23) (1.00) (1.23) 21.53
2016 19.04 0.23 0.72 0.95 (0.18) (1.19) (1.37) 18.62
Institutional shares
2021(b) 18.84 0.14 7.86 8.00 (0.24) (1.31) (1.55) 25.29
2020 20.28 0.25 (0.44) (0.19) (0.30) (0.95) (1.25) 18.84
2019 20.76 0.28 1.18 1 .46 (0.26) (1.68) (1.94) 20.28
2018 22.11 0.30 (0.08) 0.22 (0.25) (1.32) (1.57) 20.76
2017 19.10 0.24 4.05 4.29 (0.28) (1.00) (1.28) 22.11
2016 19.50 0.29 0.74 1.03 (0.24) (1.19) (1.43) 19.10
R-1 shares
2021(b) 18.62 0.04 7.79 7.83 (0.08) (1.31) (1.39) 25.06
2020 19.99 0.10 (0.44) (0.34) (0.08) (0.95) (1.03) 18 .62
2019 20.45 0.12 1.18 1.30 (0.08) (1.68) (1.76) 19.99
2018 21.81 0.11 (0.07) 0.04 (0.08) (1.32) (1.40) 20.45
2017 18.84 0.05 4.01 4.06 (0.09) (1.00) (1.09) 21.81
2016 19.23 0.14 0.73 0.87 (0.07) (1.19) (1.26) 18.84
R-3 shares
2021(b) 19.19 0.08 8.04 8.12 (0.14) (1.31) (1.45) 25.86
2020 20.63 0.16 (0.46) (0.30) (0.19) (0.95) (1.14) 19.19
2019 21.05 0.19 1.21 1.40 (0.14) (1.68) (1.82) 20.63
2018 22.40 0.19 (0.08) 0.11 (0.14) (1.32) (1.46) 21.05
2017 19.34 0.13 4.11 4.24 (0.18) (1.00) (1.18) 22.40
2016 19.71 0.20 0.75 0.95 (0.13) (1.19) (1.32) 19.34
R-4 shares
2021(b) 19.29 0.10 8.06 8.16 (0.17) (1.31) (1.48) 25.97
2020 20.73 0.19 (0.45) (0.26) (0.23) (0.95) (1.18) 19.29
2019 21.14 0.23 1.22 1.45 (0.18) (1.68) (1.86) 20.73
2018 22.49 0.23 (0.08) 0.15 (0.18) (1.32) (1.50) 21.14
2017 19.40 0.16 4 .13 4.29 (0.20) (1.00) (1.20) 22.49
2016 19.77 0.23 0.76 0.99 (0.17) (1.19) (1.36) 19.40
R-5 shares
2021(b) 19.48 0.12 8.14 8.26 (0.20) (1.31) (1.51) 26.23
2020 20.91 0.22 (0.45) (0.23) (0.25) (0.95) (1.20) 19.48
2019 21.32 0.25 1.23 1.48 (0.21) (1.68) (1.89) 20.91
2018 22.67 0.26 (0.08) 0.18 (0.21) (1.32) (1.53) 21.32
2017 19.56 0.20 4.15 4.35 (0.24) (1.00) (1.24) 22.67
2016 19.93 0.26 0.75 1.01 (0.19) (1.19) (1.38) 19.56
R-6 shares
2021(b) 18.83 0.14 7.86 8.00 (0.25) (1.31) (1.56) 25.27
2020 20.27 0.25 (0.43) (0.18) (0.31) (0.95) (1.26) 18.83
2019 20.74 0.29 1.19 1.48 (0.27) (1.68) (1.95) 20.27
2018 22.09 0.31 (0.08) 0.23 (0.26) (1.32) (1.58) 20.74
2017(i) 20.62 0.22 2.54 2.76 (0.29) (1.00) (1.29) 22.09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
43.98% (c),(d) $ 148,856 0.39% (e),(f) 0.41% (e),(g) 1.03% (e) 22.4% (e)
(1.47) (d) 104,139 0.41 (f) 0.44 (g) 1.15 23.6
8.64 (d) 121,032 0.43 (f) 0.46 (g) 1.23 16.7
0.59 (d) 120,967 0.39 (f) 0.42 (g) 1.15 14.3
22.90 (d) 131,713 0.42 (f) 0.45 (g) 0.93 23.2
5.63 (d) 105,731 0.50 (f) 0.53 (g) 1.27 17.6
44.07 (c) 270,234 0.20 (e) – 1.22 (e) 22.4 (e)
(1.35) 187,318 0.23 (h) – 1.34 23.6
8.84 347,631 0.23 (h) – 1.43 16.7
0.81 422,159 0.20 (h) – 1.35 14.3
23.14 510,771 0.21 (h) – 1.14 23.2
5.96 666,562 0.20 (h) – 1.57 17 .6
43.50 (c) 6,822 1.03 (e) – 0.39 (e) 22.4 (e)
(2.07) 5,032 1.04 – 0.52 23.6
7.94 7,771 1.04 – 0.62 16.7
(0.03) 10,070 1.04 – 0.51 14.3
22.10 12,117 1.04 – 0.27 23.2
5.11 12,290 1.04 – 0.74 17.6
43.76 (c) 93,475 0.72 (e) – 0.69 (e) 22.4 (e)
(1.83) 64,732 0.73 – 0.83 23.6
8.31 84,108 0.73 – 0.93 16.7
0.29 93,374 0.73 – 0.83 14.3
22.50 119,455 0 .73 – 0.61 23.2
5.41 104,741 0.73 – 1.05 17.6
43.82 (c) 57,635 0.53 (e) – 0.89 (e) 22.4 (e)
(1.62) 43,726 0.54 – 1.02 23.6
8.52 58,888 0.54 – 1.12 16.7
0.47 66,297 0.54 – 1.01 14.3
22.69 93,581 0.54 – 0.78 23.2
5.63 104,499 0.54 – 1.23 17.6
43.91 (c) 127,553 0.41 (e) – 1.02 (e) 22.4 (e)
(1.46) 102,868 0.42 – 1.14 23.6
8.63 137,633 0.42 – 1.25 16.7
0.58 183,944 0.42 – 1.13 14.3
22.86 215,661 0.42 – 0.93 23.2
5.71 196,677 0.42 – 1.35 17.6
44.13 (c) 696,009 0.16 (e),(h) – 1.25 (e) 22.4 (e)
(1.28) 479,248 0.16 (h) – 1.38 23.6
8.94 531,623 0.17 (h) – 1.48 16.7
0.85 405,426 0.16 (h) – 1.38 14.3
13.99 (c) 341,001 0.17 (e),(h) – 1.11 (e) 23.2 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.
(i) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class A shares
2021(b) $ 12.76 $ 0.06 $ 5.60 $ 5.66 ( $ 0.13) $ – ( $ 0.13) $ 18.29
2020 14.27 0.12 (0.95) (0.83) (0.11) (0.57) (0.68) 12.76
2019(g) 13.56 0.04 0.67 0.71 – – – 14.27
Class J shares
2021(b) 12.65 0.08 5.53 5.61 (0.18) – (0.18) 18.08
2020 14.13 0.16 (0.94) (0.78) (0.13) (0.57) (0.70) 12.65
2019 14.44 0.13 1.09 1.22 (0.09) (1.44) (1.53) 14.13
2018 15.31 0.10 0.03 0.13 (0.07) (0.93) (1.00) 14.44
2017 13.02 0.08 2.39 2.47 (0.18) – (0.18) 15.31
2016 14.10 0.14 0.12 0.26 (0.05) ( 1 .29) (1.34) 13.02
Institutional shares
2021(b) 12.81 0.10 5.60 5.70 (0.21) – (0.21) 18.30
2020 14.30 0.19 (0.95) (0.76) (0.16) (0.57) (0.73) 12.81
2019 14.62 0.18 1.07 1.25 (0.13) (1.44) (1.57) 14.30
2018 15.48 0.15 0.03 0.18 (0.11) (0.93) (1.04) 14.62
2017 13.16 0.12 2.42 2.54 (0.22) – (0.22) 15 .48
2016 14.26 0.18 0.11 0.29 (0.10) (1.29) (1.39) 13.16
R-1 shares
2021(b) 12.20 0.03 5.34 5.37 (0.10) – (0.10) 17.47
2020 13.63 0.09 (0.92) (0.83) (0.03) (0.57) (0.60) 12.20
2019 13.96 0.06 1.05 1.11 – (1.44) (1.44) 13.63
2018 14.84 0.01 0.04 0.05 – (0.93) (0.93) 13.96
2017 12.61 – 2.32 2.32 (0.09) – (0.09) 14.84
2016 13.72 0.06 0.12 0.18 – (1.29) (1.29) 12.61
R-3 shares
2021(b) 12.60 0.06 5.50 5.56 (0.14) – (0.14) 18.02
2020 14.08 0.13 (0.94) (0.81) (0.10) (0.57) (0.67) 12.60
2019 14.37 0.10 1.09 1.19 (0.04) (1.44) (1.48) 14.08
2018 15.22 0.06 0.04 0.10 (0.02) (0.93) (0.95) 14.37
2017 12.94 0.05 2.37 2.42 (0.14) – (0.14) 15.22
2016 14.03 0.11 0.11 0.22 (0.02) (1.29) (1.31) 12.94
R-4 shares
2021(b) 12.64 0.07 5.53 5.60 (0.17) – (0.17) 18.07
2020 14.12 0.15 (0.93) (0.78) (0.13) (0.57) (0.70) 12.64
2019 14.42 0.13 1.08 1.21 (0.07) (1.44) (1.51) 14.12
2018 15.27 0.09 0.03 0.12 (0.04) (0.93) (0.97) 14.42
2017 12.99 0.07 2.38 2.45 (0.17) – (0.17) 15.27
2016 14.07 0.13 0.13 0.26 (0.05) (1.29) (1.34) 12.99
R-5 shares
2021(b) 12.72 0.08 5.57 5.65 (0.18) – (0.18) 18.19
2020 14.20 0.17 (0.94) (0.77) (0.14) (0.57) (0.71) 12.72
2019 14.50 0.14 1.09 1.23 (0.09) (1.44) (1.53) 14.20
2018 15.36 0.11 0.03 0.14 (0.07) (0.93) (1.00) 14.50
2017 13.06 0.09 2.40 2.49 (0.19) – (0.19) 15.36
2016 14.15 0.15 0.11 0.26 (0.06) (1.29) (1.35) 13.06
R-6 shares
2021(b) 12.84 0.11 5.61 5.72 (0.22) – (0.22) 18.34
2020 14.33 0.20 (0.95) (0.75) (0.17) (0.57) (0.74) 12.84
2019(g) 13.56 0.11 0.66 0.77 – – – 14.33

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
44.63% (c),(d) $ 38,154 1.15% (e),(f) – % 0.78% (e) 56.2% (e)
(6.32) (d) 23,187 1.27 (f) – 0.94 65.9
5.24 (c),(d) 26,083 1.38 (e),(f) – 0.51 (e) 60.0 (e)
44.70 (c),(d) 186,372 0.90 (e),(h) 0.94 (e),( i ) 1.06 (e) 56.2 (e)
(6.00) (d) 129,288 0.94 (h) 0.99 ( i ) 1 .28 65.9
10.55 (d) 153,602 1.06 (h) 1.13 ( i ) 0.95 60.0
0.67 (d) 65,310 1.20 (h) 1.35 ( i ) 0.65 61.1
19.12 (d) 72,785 1.20 (h) 1.35 ( i ) 0.54 58.5
2.37 (d),(j) 65,870 1.23 (h) 1.35 ( i ) 1.07 131.3
44.85 (c) 296,816 0.72 (e),(f) – 1.24 (e) 56.2 (e)
(5.82) 233,785 0.72 (f) – 1.49 65.9
10.73 279,888 0.85 (f) – 1.30 60.0
0.99 824,306 0.90 (f) – 0.95 61.1
19.47 917,891 0.91 (f) – 0.84 58.5
2.69 944,079 0.94 (f) – 1.43 131.3
44.24 (c) 2,852 1.51 (e),(f) – 0.46 (e) 56.2 (e)
(6.53) 2,079 1.51 (f) – 0.70 65.9
9.97 2,775 1.61 (f) – 0.43 60.0
0.14 3,190 1.76 (f) – 0.08 61.1
18.48 4,191 1.75 (f) – 0.00 58.5
1.78 (j) 4,475 1.79 (f) – 0.52 131.3
44.42 (c) 16,170 1.20 (e),(f) – 0.75 (e) 56.2 (e)
(6.24) 10,736 1.20 (f) – 1.01 65.9
10.33 13,305 1.30 (f) – 0.74 60.0
0.45 9,098 1.45 (f) – 0.41 61.1
18.79 15,901 1.44 (f) – 0.32 58.5
2.13 20,452 1.48 (f) – 0.87 131.3
44.57 (c) 13,029 1.01 (e),(f) – 0.96 (e) 56.2 (e)
(6.04) 9,285 1.01 (f) – 1.21 65.9
10.49 13,340 1.11 (f) – 0.93 60.0
0.64 8,590 1.26 (f) – 0.60 61.1
18.99 14,907 1.25 (f) – 0.52 58.5
2.35 (j) 20,414 1.29 (f) – 1.03 131.3
44.77 (c) 29,676 0.89 (e),(f) – 1.07 (e) 56.2 (e)
(5.96) 21,576 0.89 (f) – 1.33 65.9
10.63 29,270 0.99 (f) – 1.06 60.0
0.73 27,630 1.14 (f) – 0.70 61.1
19.18 35,516 1.13 (f) – 0.66 58.5
2.49 50,945 1.17 (f) – 1.15 131.3
44.96 (c) 2,263,952 0.63 (e),(f) – 1.35 (e) 56.2 (e)
(5.73) 1,696,270 0.64 (f) – 1.58 65.9
5.68 (c) 1,980,217 0.64 (e),(f) – 1.33 (e) 60.0 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from April 2, 2019, date operations commenced, through October 31, 2019.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
( i ) Excludes expense reimbursement from Manager and/or Distributor.
(j) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
MONEY MARKET FUND
Class A shares
2021(b) $ 1 .00 $ – $ – $ – $ – $ – $ 1 .00
2020 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2019 1 .00 0 .02 – 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
2018 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2017 1 .00 – 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2016 1 .00 – – – – – 1 .00
Class J shares
2021(b) 1 .00 – – – – – 1 .00
2020 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2019 1 .00 0 .02 – 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
2018 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2017 1 .00 – – – – – 1 .00
2016 1 .00 – – – – – 1 .00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
0 .00% (c) ,(d) $ 312,984 0 .14% (e) ,(f) 0 .52% (e) ,(g) 0 .00% (e)
0 .61 (d) 342,008 0 .39 (f) 0 .53 (g) 0 .54
1 .98 (d) 242,127 0 .50 (f) 0 .60 (g) 1 .94
1 .36 (d) 231,844 0 .52 (f) 0 .63 (g) 1 .34
0 .53 (d) 245,177 0 .53 0 .53 (g) 0 .47
0 .00 (d) 451,554 0 .50 0 .54 (g) 0 .00
0 .00 (c) ,(d) 416,925 0 .14 (e) ,(h) 0 .66 (e) ,(i) 0 .00 (e)
0 .58 (d) 455,689 0 .41 (h) 0 .68 (i) 0 .49
1 .88 (d) 278,464 0 .60 (h) 0 .75 (i) 1 .84
1 .29 (d) 257,738 0 .59 (h) 0 .74 (i) 1 .28
0 .48 (d) 243,195 0 .58 (h) 0 .73 (i) 0 .43
0 .00 (d) 268,364 0 .50 (h) 0 .76 (i) 0 .00
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual and/or voluntary expense limit.
(g) Excludes expense reimbursement from Manager.
(h) Reflects Manager's contractual and voluntary expense limit and/or Distributor's contractual distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2021(b) $ 8 .12 $ 0 .08 $ 3 .27 $ 3 .35 ( $ 0 .19 ) $ – ( $ 0 .19 ) $ 11 .28
2020 9 .69 0 .18 ( 1 .44 ) ( 1 .26 ) ( 0 .31 ) – ( 0 .31 ) 8 .12
2019 10 .12 0 .28 0 .14 0 .42 ( 0 .24 ) ( 0 .61 ) ( 0 .85 ) 9 .69
2018 11 .53 0 .25 ( 1 .30 ) ( 1 .05 ) ( 0 .21 ) ( 0 .15 ) ( 0 .36 ) 10 .12
2017 9 .40 0 .20 2 .12 2 .32 ( 0 .19 ) – ( 0 .19 ) 11 .53
2016 10 .17 0 .19 ( 0 .59 ) ( 0 .40 ) ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 9 .40
R-1 shares
2021(b) 8 .02 0 .04 3 .23 3 .27 ( 0 .11 ) – ( 0 .11 ) 11 .18
2020 9 .58 0 .10 ( 1 .44 ) ( 1 .34 ) ( 0 .22 ) – ( 0 .22 ) 8 .02
2019 10 .01 0 .20 0 .14 0 .34 ( 0 .16 ) ( 0 .61 ) ( 0 .77 ) 9 .58
2018 11 .38 0 .15 ( 1 .29 ) ( 1 .14 ) ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 10 .01
2017 9 .30 0 .12 2 .10 2 .22 ( 0 .14 ) – ( 0 .14 ) 11 .38
2016 10 .07 0 .10 ( 0 .59 ) ( 0 .49 ) ( 0 .09 ) ( 0 .19 ) ( 0 .28 ) 9 .30
R-3 shares
2021(b) 8 .02 0 .06 3 .22 3 .28 ( 0 .13 ) – ( 0 .13 ) 11 .17
2020 9 .58 0 .13 ( 1 .43 ) ( 1 .30 ) ( 0 .26 ) – ( 0 .26 ) 8 .02
2019 10 .00 0 .23 0 .14 0 .37 ( 0 .18 ) ( 0 .61 ) ( 0 .79 ) 9 .58
2018 11 .41 0 .19 ( 1 .29 ) ( 1 .10 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .00
2017 9 .31 0 .16 2 .08 2 .24 ( 0 .14 ) – ( 0 .14 ) 11 .41
2016 10 .08 0 .14 ( 0 .59 ) ( 0 .45 ) ( 0 .13 ) ( 0 .19 ) ( 0 .32 ) 9 .31
R-4 shares
2021(b) 8 .07 0 .07 3 .24 3 .31 ( 0 .16 ) – ( 0 .16 ) 11 .22
2020 9 .64 0 .15 ( 1 .45 ) ( 1 .30 ) ( 0 .27 ) – ( 0 .27 ) 8 .07
2019 10 .06 0 .24 0 .16 0 .40 ( 0 .21 ) ( 0 .61 ) ( 0 .82 ) 9 .64
2018 11 .46 0 .21 ( 1 .30 ) ( 1 .09 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .06
2017 9 .35 0 .17 2 .10 2 .27 ( 0 .16 ) – ( 0 .16 ) 11 .46
2016 10 .12 0 .16 ( 0 .59 ) ( 0 .43 ) ( 0 .15 ) ( 0 .19 ) ( 0 .34 ) 9 .35
R-5 shares
2021(b) 8 .07 – 3 .68 3 .68 – – – 11 .75
2020 9 .64 0 .16 ( 1 .45 ) ( 1 .29 ) ( 0 .28 ) – ( 0 .28 ) 8 .07
2019 10 .07 0 .25 0 .15 0 .40 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 9 .64
2018 11 .47 0 .22 ( 1 .29 ) ( 1 .07 ) ( 0 .18 ) ( 0 .15 ) ( 0 .33 ) 10 .07
2017 9 .36 0 .18 2 .10 2 .28 ( 0 .17 ) – ( 0 .17 ) 11 .47
2016 10 .12 0 .17 ( 0 .58 ) ( 0 .41 ) ( 0 .16 ) ( 0 .19 ) ( 0 .35 ) 9 .36

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
41 .47% (c) $ 3,067,522 0 .94% (d) ,(e) 1 .61% (d) 75 .1% (d)
( 13 .63 ) 2,314,374 0 .96 (e) 2 .07 79 .6
5 .38 2,580,956 1 .04 (e) 2 .95 47 .8
( 9 .44 ) 2,919,837 1 .02 (e) 2 .21 45 .9
25 .17 3,634,802 1 .04 (e) 1 .94 50 .5
( 3 .88 ) 3,080,741 1 .07 (e) 2 .05 31 .8
40 .94 (c) 19 1 .80 (d) ,(e) 0 .79 (d) 75 .1 (d)
( 14 .40 ) 13 1 .82 (e) 1 .17 79 .6
4 .40 15 1 .91 (e) 2 .11 47 .8
( 10 .22 ) 16 1 .89 (e) 1 .38 45 .9
24 .16 19 1 .91 (e) 1 .15 50 .5
( 4 .82 ) 21 1 .94 (e) 1 .05 31 .8
41 .09 (c) 669 1 .49 (d) ,(e) 1 .16 (d) 75 .1 (d)
( 14 .13 ) 407 1 .51 (e) 1 .52 79 .6
4 .82 499 1 .60 (e) 2 .48 47 .8
( 9 .95 ) 521 1 .58 (e) 1 .67 45 .9
24 .35 650 1 .60 (e) 1 .50 50 .5
( 4 .43 ) 321 1 .63 (e) 1 .49 31 .8
41 .32 (c) ,(f) 680 1 .30 (d) ,(e) 1 .26 (d) 75 .1 (d)
( 13 .99 ) 481 1 .32 (e) 1 .70 79 .6
5 .05 530 1 .41 (e) 2 .57 47 .8
( 9 .79 ) 477 1 .39 (e) 1 .88 45 .9
24 .64 569 1 .41 (e) 1 .63 50 .5
( 4 .28 ) 546 1 .44 (e) 1 .71 31 .8
45 .60 (c) ,(g) 5 1 .18 (d) ,(e) ( 0 .05 ) (d) 75 .1 (d)
( 13 .90 ) 500 1 .20 (e) 1 .82 79 .6
5 .08 596 1 .29 (e) 2 .69 47 .8
( 9 .62 ) 631 1 .27 (e) 2 .01 45 .9
24 .75 657 1 .29 (e) 1 .73 50 .5
( 4 .15 ) (f) 501 1 .32 (e) 1 .81 31 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) During 2021, the Class experienced a one-time gain of approximately $0.47/share as a result of a large redemption. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2021(b) $ 51 .30 $ 0 .22 $ 12 .38 $ 12 .60 ( $ 0 .43 ) ( $ 2 .52 ) ( $ 2 .95 ) $ 60 .95
2020 50 .56 0 .42 4 .45 4 .87 ( 0 .46 ) ( 3 .67 ) ( 4 .13 ) 51 .30
2019 63 .24 0 .53 5 .65 6 .18 ( 0 .66 ) ( 18 .20 ) ( 18 .86 ) 50 .56
2018 63 .68 0 .84 3 .47 4 .31 ( 0 .62 ) ( 4 .13 ) ( 4 .75 ) 63 .24
2017 57 .28 0 .56 11 .52 12 .08 ( 0 .59 ) ( 5 .09 ) ( 5 .68 ) 63 .68
2016 59 .26 0 .64 0 .39 1 .03 ( 0 .66 ) ( 2 .35 ) ( 3 .01 ) 57 .28
Class C shares
2021(b) 32 .74 ( 0 .01 ) 7 .80 7 .79 ( 0 .22 ) ( 2 .52 ) ( 2 .74 ) 37 .79
2020 33 .73 0 .01 2 .90 2 .91 ( 0 .23 ) ( 3 .67 ) ( 3 .90 ) 32 .74
2019 48 .95 0 .09 3 .34 3 .43 ( 0 .45 ) ( 18 .20 ) ( 18 .65 ) 33 .73
2018 50 .38 0 .24 2 .75 2 .99 ( 0 .29 ) ( 4 .13 ) ( 4 .42 ) 48 .95
2017 46 .47 0 .06 9 .21 9 .27 ( 0 .27 ) ( 5 .09 ) ( 5 .36 ) 50 .38
2016 48 .72 0 .13 0 .32 0 .45 ( 0 .35 ) ( 2 .35 ) ( 2 .70 ) 46 .47
Institutional shares
2021(b) 53 .00 0 .32 12 .79 13 .11 ( 0 .60 ) ( 2 .52 ) ( 3 .12 ) 62 .99
2020 52 .09 0 .61 4 .60 5 .21 ( 0 .63 ) ( 3 .67 ) ( 4 .30 ) 53 .00
2019 64 .54 0 .74 5 .84 6 .58 ( 0 .83 ) ( 18 .20 ) ( 19 .03 ) 52 .09
2018 64 .86 1 .00 3 .63 4 .63 ( 0 .82 ) ( 4 .13 ) ( 4 .95 ) 64 .54
2017 58 .24 0 .78 11 .72 12 .50 ( 0 .79 ) ( 5 .09 ) ( 5 .88 ) 64 .86
2016 60 .21 0 .86 0 .39 1 .25 ( 0 .87 ) ( 2 .35 ) ( 3 .22 ) 58 .24
R-1 shares
2021(b) 51 .14 0 .07 12 .36 12 .43 ( 0 .10 ) ( 2 .52 ) ( 2 .62 ) 60 .95
2020 50 .41 0 .16 4 .43 4 .59 ( 0 .19 ) ( 3 .67 ) ( 3 .86 ) 51 .14
2019 63 .08 0 .29 5 .65 5 .94 ( 0 .41 ) ( 18 .20 ) ( 18 .61 ) 50 .41
2018 63 .50 0 .49 3 .49 3 .98 ( 0 .27 ) ( 4 .13 ) ( 4 .40 ) 63 .08
2017 57 .05 0 .24 11 .52 11 .76 ( 0 .22 ) ( 5 .09 ) ( 5 .31 ) 63 .50
2016 59 .14 0 .37 0 .38 0 .75 ( 0 .49 ) ( 2 .35 ) ( 2 .84 ) 57 .05
R-3 shares
2021(b) 51 .37 0 .16 12 .40 12 .56 ( 0 .31 ) ( 2 .52 ) ( 2 .83 ) 61 .10
2020 50 .62 0 .31 4 .45 4 .76 ( 0 .34 ) ( 3 .67 ) ( 4 .01 ) 51 .37
2019 63 .23 0 .44 5 .66 6 .10 ( 0 .51 ) ( 18 .20 ) ( 18 .71 ) 50 .62
2018 63 .61 0 .67 3 .51 4 .18 ( 0 .43 ) ( 4 .13 ) ( 4 .56 ) 63 .23
2017 57 .22 0 .45 11 .51 11 .96 ( 0 .48 ) ( 5 .09 ) ( 5 .57 ) 63 .61
2016 59 .22 0 .53 0 .40 0 .93 ( 0 .58 ) ( 2 .35 ) ( 2 .93 ) 57 .22
R-4 shares
2021(b) 52 .03 0 .23 12 .54 12 .77 ( 0 .40 ) ( 2 .52 ) ( 2 .92 ) 61 .88
2020 51 .23 0 .41 4 .51 4 .92 ( 0 .45 ) ( 3 .67 ) ( 4 .12 ) 52 .03
2019 63 .79 0 .54 5 .74 6 .28 ( 0 .64 ) ( 18 .20 ) ( 18 .84 ) 51 .23
2018 64 .18 0 .83 3 .51 4 .34 ( 0 .60 ) ( 4 .13 ) ( 4 .73 ) 63 .79
2017 57 .69 0 .56 11 .60 12 .16 ( 0 .58 ) ( 5 .09 ) ( 5 .67 ) 64 .18
2016 59 .66 0 .65 0 .40 1 .05 ( 0 .67 ) ( 2 .35 ) ( 3 .02 ) 57 .69
R-5 shares
2021(b) 52 .35 0 .25 12 .63 12 .88 ( 0 .46 ) ( 2 .52 ) ( 2 .98 ) 62 .25
2020 51 .51 0 .47 4 .54 5 .01 ( 0 .50 ) ( 3 .67 ) ( 4 .17 ) 52 .35
2019 64 .05 0 .60 5 .76 6 .36 ( 0 .70 ) ( 18 .20 ) ( 18 .90 ) 51 .51
2018 64 .40 0 .90 3 .53 4 .43 ( 0 .65 ) ( 4 .13 ) ( 4 .78 ) 64 .05
2017 57 .87 0 .63 11 .64 12 .27 ( 0 .65 ) ( 5 .09 ) ( 5 .74 ) 64 .40
2016 59 .86 0 .72 0 .39 1 .11 ( 0 .75 ) ( 2 .35 ) ( 3 .10 ) 57 .87

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
25 .19% (c) ,(d) ,(e) $ 1,188,500 0 .80% (f) 0 .79% (f) 31 .1% (f)
10 .04 (d) ,(e) 987,963 0 .83 0 .86 35 .4
17 .38 (e) 993,244 0 .86 1 .10 35 .4
6 .95 (e) 950,601 0 .83 1 .30 36 .3
22 .53 (e) 970,151 0 .82 0 .94 20 .1
1 .91 (e) 878,686 0 .84 1 .13 34 .5
24 .69 (c) ,(e) 35,766 1 .63 (f) ( 0 .03 ) (f) 31 .1 (f)
9 .10 (e) 35,053 1 .67 0 .03 35 .4
16 .38 (e) 39,154 1 .70 0 .28 35 .4
6 .09 (e) 51,955 1 .65 0 .48 36 .3
21 .54 (e) 52,721 1 .65 0 .12 20 .1
1 .05 (e) 46,507 1 .67 0 .29 34 .5
25 .40 (c) 869,607 0 .48 (f) ,(g) 1 .11 (f) 31 .1 (f)
10 .42 717,175 0 .47 (g) 1 .21 35 .4
17 .85 683,345 0 .47 (g) 1 .49 35 .4
7 .35 683,933 0 .47 (g) 1 .53 36 .3
22 .97 1,385,593 0 .47 (g) 1 .30 20 .1
2 .27 1,399,596 0 .47 1 .49 34 .5
24 .87 (c) 1,682 1 .35 (f) 0 .25 (f) 31 .1 (f)
9 .44 1,653 1 .37 0 .33 35 .4
16 .78 1,828 1 .37 0 .61 35 .4
6 .40 2,381 1 .35 0 .76 36 .3
21 .93 2,547 1 .33 0 .41 20 .1
1 .38 (d) 2,904 1 .33 0 .65 34 .5
25 .06 (c) 16,066 1 .04 (f) 0 .55 (f) 31 .1 (f)
9 .76 14,150 1 .06 0 .64 35 .4
17 .15 16,017 1 .06 0 .91 35 .4
6 .74 17,054 1 .04 1 .04 36 .3
22 .30 24,316 1 .02 0 .76 20 .1
1 .70 (d) 29,886 1 .02 0 .94 34 .5
25 .17 (c) 10,319 0 .85 (f) 0 .79 (f) 31 .1 (f)
9 .98 13,402 0 .87 0 .84 35 .4
17 .38 16,878 0 .87 1 .10 35 .4
6 .94 17,986 0 .85 1 .29 36 .3
22 .53 (d) 22,400 0 .83 0 .93 20 .1
1 .90 (d) 20,833 0 .83 1 .13 34 .5
25 .24 (c) 36,548 0 .73 (f) 0 .87 (f) 31 .1 (f)
10 .11 32,567 0 .75 0 .95 35 .4
17 .51 34,786 0 .75 1 .22 35 .4
7 .07 35,915 0 .73 1 .39 36 .3
22 .67 42,983 0 .71 1 .06 20 .1
2 .03 49,392 0 .71 1 .25 34 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2021(b) $ 13.36 $ 0.15 $ 1.04 $ 1.19 ( $ 0.23) ( $ 0.64) ( $ 0.87) $ 13.68
2020 13.48 0.26 0.48 0.74 (0.29) (0.57) (0.86) 13.36
2019 13.33 0.33 0.81 1.14 (0.31) (0.68) (0.99) 13.48
2018 14.07 0.33 (0.45) (0.12) (0.32) ( 0 .30) (0.62) 13.33
2017 13.31 0.23 1.03 1.26 (0.22) (0.28) (0.50) 14.07
2016 13.55 0.22 0.14 0.36 (0.20) (0.40) (0.60) 13.31
Class J shares
2021(b) 13.21 0.16 1.04 1.20 (0.26) (0.64) (0.90) 13.51
2020 13.34 0.28 0.47 0.75 (0.31) (0.57) (0.88) 13.21
2019 13.20 0.35 0.81 1.16 (0.34) (0.68) (1.02) 13.34
2018 13.95 0.36 (0.45) (0.09) (0.36) (0.30) (0.66) 13.20
2017 13.20 0.26 1 .01 1.27 (0.24) (0.28) (0.52) 13.95
2016 13.44 0.22 0.15 0.37 (0.21) (0.40) (0.61) 13.20
Institutional shares
2021(b) 13.27 0.17 1.05 1.22 (0.28) (0.64) (0.92) 13.57
2020 13.40 0.30 0.47 0.77 (0.33) (0.57) ( 0 .90) 13.27
2019 13.26 0.38 0.80 1.18 (0.36) (0.68) (1.04) 13.40
2018 14.01 0.40 (0.47) (0.07) (0.38) (0.30) (0.68) 13.26
2017 13.26 0.29 1.01 1.30 (0.27) (0.28) (0.55) 14.01
2016 13.50 0.25 0.16 0.41 (0.25) (0.40) (0.65) 13.26
R-1 shares
2021(b) 13.21 0.11 1.04 1.15 (0.16) (0.64) (0.80) 13.56
2020 13.34 0.19 0.47 0.66 (0.22) (0.57) (0.79) 13.21
2019 13.18 0.28 0.79 1.07 (0.23) (0.68) (0.91) 13.34
2018 13.92 0.26 (0.45) (0.19) (0.25) (0.30) (0.55) 13.18
2017 13.15 0.17 1.01 1.18 (0.13) (0.28) (0.41) 13.92
2016 13.38 0.15 0.14 0.29 (0.12) (0.40) (0.52) 13.15
R-3 shares
2021(b) 13.15 0.13 1.04 1.17 (0.21) (0.64) ( 0 .85) 13.47
2020 13.28 0.23 0.46 0.69 (0.25) (0.57) (0.82) 13.15
2019 13.12 0.30 0.82 1.12 (0.28) (0.68) (0.96) 13.28
2018 13.87 0.32 (0.47) (0.15) (0.30) (0.30) (0.60) 13.12
2017 13.12 0.21 1.01 1.22 (0.19) (0.28) (0.47) 13.87
2016 13.36 0.18 0.14 0.32 (0.16) (0.40) (0.56) 13.12
R-4 shares
2021(b) 13.19 0.15 1.03 1.18 (0.23) (0.64) (0.87) 13.50
2020 13.32 0.26 0.46 0.72 (0.28) (0.57) (0.85) 13.19
2019 13.17 0.35 0.79 1.14 (0.31) (0.68) (0.99) 13.32
2018 13.91 0.34 (0.46) (0.12) (0.32) (0.30) (0.62) 13.17
2017 13.16 0.24 1.00 1.24 (0.21) (0.28) (0.49) 13.91
2016 13.40 0.21 0.14 0.35 (0.19) (0.40) (0.59) 13.16
R-5 shares
2021(b) 13.21 0.15 1.04 1.19 (0.24) (0.64) (0.88) 13.52
2020 13.33 0.27 0.47 0.74 (0.29) (0.57) (0.86) 13.21
2019 13.19 0.35 0.80 1.15 (0.33) (0.68) (1.01) 13.33
2018 13.94 0 .35 (0.46) (0.11) (0.34) (0.30) (0.64) 13.19
2017 13.19 0.26 1.00 1.26 (0.23) (0.28) (0.51) 13.94
2016 13.43 0.22 0.15 0.37 (0.21) (0.40) (0.61) 13.19

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.11% (c),(d) $ 28,497 0.38% (e),(f) – % 2.16% (e) 43.5% (e)
5.72 (d) 27,239 0.38 (f) – 1.98 31.1
9.43 (d) 27,312 0.38 (f) – 2.52 37.4
(0.89) (d) 26,867 0.38 (f) – 2.40 21.7
9.78 (d) 33,206 0.38 (f) – 1.69 13.0
2.83 (d) 33,881 0.39 (f) – 1.68 15.1
9.26 (c),(d) 214,514 0.18 (e),(g) 0 .21 (e),(h) 2.35 (e) 43.5 (e)
5.91 (d) 206,711 0.18 (g) 0.21 (h) 2.18 31.1
9.71 (d) 212,675 0.19 (g) 0.22 (h) 2.72 37.4
(0.72) (d) 215,753 0.18 (g) 0.21 (h) 2.62 21.7
9.99 (d) 248,655 0.17 (g) 0.20 (h) 1.91 13.0
2.98 (d) 245,736 0.22 (g) 0.25 (h) 1.71 15.1
9.38 (c) 428,177 0.02 (e) – 2.52 (e) 43.5 (e)
6.06 409,464 0.02 – 2.33 31.1
9.86 414,444 0.02 – 2.94 37.4
(0.55) 464,671 0.01 – 2.91 21.7
10.15 628,211 0.00 – 2.16 13.0
3.25 768,118 0.03 – 1.94 15.1
8.91 (c) 4,147 0.88 (e) – 1.63 (e) 43 .5 (e)
5.14 4,183 0.89 – 1.43 31.1
8.92 3,967 0.89 – 2.18 37.4
(1.41) 4,818 0.89 – 1.93 21.7
9.22 6,335 0.88 – 1.27 13.0
2.33 7,515 0.91 – 1.19 15.1
9.06 (c) 22,095 0.57 (e) – 2.01 (e) 43.5 (e)
5.48 25,428 0.58 – 1.79 31.1
9.35 26,022 0.58 – 2.36 37.4
(1.16) 29,905 0.58 – 2.34 21.7
9.56 42,175 0.57 – 1.57 13.0
2.60 50,539 0.60 – 1.37 15.1
9.10 (c) 8,872 0.38 (e) – 2.19 (e) 43.5 (e)
5.65 9,381 0.39 – 2.04 31.1
9.52 11,749 0.39 – 2.71 37.4
(0 .90) 16,391 0.39 – 2.51 21.7
9.77 22,920 0.38 – 1.78 13.0
2.80 29,697 0.41 – 1.61 15.1
9.22 (c) 23,918 0.26 (e) – 2.29 (e) 43.5 (e)
5.82 24,198 0.27 – 2.12 31.1
9.59 27,348 0.27 – 2.76 37.4
(0.83) 44,323 0.27 – 2.58 21.7
9.87 52,651 0.26 – 1.98 13.0
2.95 73,347 0.29 – 1.70 15.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2021(b) $ 9 .66 $ 0 .13 $ 1 .00 $ 1 .13 ( $ 0 .20 ) ( $ 0 .35 ) ( $ 0 .55 ) $ 10 .24
2020 10 .26 0 .22 0 .37 0 .59 ( 0 .23 ) ( 0 .96 ) ( 1 .19 ) 9 .66
2019 10 .18 0 .29 0 .66 0 .95 ( 0 .28 ) ( 0 .59 ) ( 0 .87 ) 10 .26
2018 11 .02 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .29 ) ( 0 .50 ) ( 0 .79 ) 10 .18
2017 10 .17 0 .21 1 .00 1 .21 ( 0 .20 ) ( 0 .16 ) ( 0 .36 ) 11 .02
2016 10 .76 0 .19 0 .08 0 .27 ( 0 .18 ) ( 0 .68 ) ( 0 .86 ) 10 .17
R-1 shares
2021(b) 9 .35 0 .08 0 .98 1 .06 ( 0 .11 ) ( 0 .35 ) ( 0 .46 ) 9 .95
2020 9 .97 0 .14 0 .35 0 .49 ( 0 .15 ) ( 0 .96 ) ( 1 .11 ) 9 .35
2019 9 .90 0 .19 0 .65 0 .84 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 9 .97
2018 10 .72 0 .22 ( 0 .35 ) ( 0 .13 ) ( 0 .19 ) ( 0 .50 ) ( 0 .69 ) 9 .90
2017 9 .90 0 .12 0 .97 1 .09 ( 0 .11 ) ( 0 .16 ) ( 0 .27 ) 10 .72
2016 10 .47 0 .10 0 .08 0 .18 ( 0 .07 ) ( 0 .68 ) ( 0 .75 ) 9 .90
R-3 shares
2021(b) 9 .38 0 .09 0 .98 1 .07 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 9 .96
2020 10 .00 0 .16 0 .36 0 .52 ( 0 .18 ) ( 0 .96 ) ( 1 .14 ) 9 .38
2019 9 .93 0 .22 0 .66 0 .88 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 10 .00
2018 10 .76 0 .25 ( 0 .35 ) ( 0 .10 ) ( 0 .23 ) ( 0 .50 ) ( 0 .73 ) 9 .93
2017 9 .94 0 .15 0 .97 1 .12 ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 10 .76
2016 10 .53 0 .13 0 .08 0 .21 ( 0 .12 ) ( 0 .68 ) ( 0 .80 ) 9 .94
R-4 shares
2021(b) 9 .48 0 .11 0 .98 1 .09 ( 0 .16 ) ( 0 .35 ) ( 0 .51 ) 10 .06
2020 10 .10 0 .19 0 .35 0 .54 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .48
2019 10 .02 0 .25 0 .66 0 .91 ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 10 .10
2018 10 .84 0 .25 ( 0 .33 ) ( 0 .08 ) ( 0 .24 ) ( 0 .50 ) ( 0 .74 ) 10 .02
2017 10 .02 0 .17 0 .97 1 .14 ( 0 .16 ) ( 0 .16 ) ( 0 .32 ) 10 .84
2016 10 .60 0 .15 0 .09 0 .24 ( 0 .14 ) ( 0 .68 ) ( 0 .82 ) 10 .02
R-5 shares
2021(b) 9 .50 0 .11 0 .98 1 .09 ( 0 .17 ) ( 0 .35 ) ( 0 .52 ) 10 .07
2020 10 .11 0 .19 0 .36 0 .55 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .50
2019 10 .04 0 .26 0 .66 0 .92 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 10 .11
2018 10 .87 0 .26 ( 0 .33 ) ( 0 .07 ) ( 0 .26 ) ( 0 .50 ) ( 0 .76 ) 10 .04
2017 10 .04 0 .18 0 .98 1 .16 ( 0 .17 ) ( 0 .16 ) ( 0 .33 ) 10 .87
2016 10 .62 0 .16 0 .09 0 .25 ( 0 .15 ) ( 0 .68 ) ( 0 .83 ) 10 .04

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .87% (c) $ 304,354 0 .02% (d) 2 .53% (d) 40 .5% (d)
6 .20 273,028 0 .02 2 .30 31 .2
10 .48 291,875 0 .02 2 .95 37 .5
( 0 .56 ) 362,525 0 .02 2 .94 23 .6
12 .29 477,915 0 .01 2 .03 19 .8
2 .91 556,606 0 .02 1 .87 13 .9
11 .48 (c) 3,175 0 .89 (d) 1 .62 (d) 40 .5 (d)
5 .21 3,288 0 .89 1 .49 31 .2
9 .44 3,645 0 .89 1 .99 37 .5
( 1 .35 ) 4,325 0 .89 2 .17 23 .6
11 .31 7,182 0 .89 1 .20 19 .8
2 .07 8,405 0 .90 1 .03 13 .9
11 .60 (c) 30,547 0 .58 (d) 1 .95 (d) 40 .5 (d)
5 .52 31,339 0 .58 1 .76 31 .2
9 .89 36,399 0 .58 2 .31 37 .5
( 1 .06 ) 48,512 0 .58 2 .41 23 .6
11 .59 65,145 0 .58 1 .47 19 .8
2 .38 73,860 0 .59 1 .36 13 .9
11 .67 (c) 15,001 0 .39 (d) 2 .17 (d) 40 .5 (d)
5 .69 14,286 0 .39 2 .03 31 .2
10 .11 18,317 0 .39 2 .54 37 .5
( 0 .85 ) 23,837 0 .39 2 .43 23 .6
11 .73 32,472 0 .39 1 .70 19 .8
2 .62 44,908 0 .40 1 .52 13 .9
11 .70 (c) 29,446 0 .27 (d) 2 .27 (d) 40 .5 (d)
5 .86 28,376 0 .27 2 .08 31 .2
10 .21 30,810 0 .27 2 .72 37 .5
( 0 .76 ) 48,571 0 .27 2 .54 23 .6
11 .96 55,793 0 .27 1 .75 19 .8
2 .75 68,496 0 .28 1 .65 13 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2021(b) $ 14.07 $ 0.16 $ 1.82 $ 1.98 ( $ 0.23) ( $ 0.57) ( $ 0.80) $ 15.25
2020 14.43 0.26 0.52 0.78 (0.27) (0.87) (1.14) 14.07
2019 13.92 0.31 1.07 1.38 (0.30) (0.57) (0.87) 14.43
2018 14.81 0.35 (0.48) (0.13) (0.34) (0.42) (0.76) 13.92
2017 13.45 0.22 1.58 1.80 (0.21) (0.23) (0.44) 14.81
2016 14.24 0.20 0.09 0.29 (0.18) (0.90) (1.08) 13.45
Class J shares
2021(b) 13.89 0.17 1.81 1.98 (0.26) (0.57) (0.83) 15.04
2020 14.26 0.29 0.50 0.79 (0.29) (0.87) (1.16) 13.89
2019 13.78 0.34 1.04 1.38 (0.33) (0.57) (0.90) 14.26
2018 14.66 0.37 (0.46) (0.09) (0.37) (0.42) (0.79) 13.78
2017 13.32 0.24 1.56 1.80 (0.23) (0.23) (0.46) 14.66
2016 14.10 0.21 0.10 0.31 (0.19) (0.90) (1.09) 13.32
Institutional shares
2021(b) 13.99 0.19 1.80 1.99 (0.28) (0.57) (0.85) 15.13
2020 14.35 0.31 0.52 0.83 (0.32) (0.87) (1.19) 13.99
2019 13.86 0.37 1.04 1.41 (0.35) (0.57) (0.92) 14.35
2018 14.74 0.42 (0.49) (0.07) (0.39) (0.42) (0.81) 13.86
2017 13.40 0.27 1.56 1.83 (0.26) (0.23) (0.49) 14.74
2016 14.19 0.24 0.10 0.34 (0.23) (0.90) (1.13) 13.40
R-1 shares
2021(b) 13.86 0.12 1.80 1.92 (0.15) (0.57) (0.72) 15.06
2020 14.22 0.19 0.50 0.69 (0.18) (0.87) (1.05) 13.86
2019 13.71 0.27 1.02 1.29 (0.21) (0.57) (0.78) 14.22
2018 14.59 0.28 (0.48) (0.20) (0.26) (0.42) (0.68) 13.71
2017 13.26 0.16 1.54 1.70 ( 0 .14) (0.23) (0.37) 14.59
2016 14.04 0.13 0.09 0.22 (0.10) (0.90) (1.00) 13.26
R-3 shares
2021(b) 13.82 0 .14 1.79 1.93 (0.20) (0.57) (0.77) 14.98
2020 14.18 0.23 0.51 0.74 (0.23) (0.87) (1.10) 13.82
2019 13.69 0.29 1.03 1.32 (0.26) (0.57) (0.83) 14.18
2018 14.57 0.34 (0.49) (0.15) (0.31) (0.42) (0.73) 13.69
2017 13.24 0.19 1.55 1.74 (0.18) (0.23) (0.41) 14.57
2016 14.02 0.17 0.10 0.27 (0.15) (0.90) (1.05) 13.24
R-4 shares
2021(b) 13.86 0.16 1.80 1.96 (0.23) (0.57) (0.80) 15.02
2020 14.22 0.28 0.49 0.77 (0.26) (0.87) (1.13) 13.86
2019 13.73 0.35 1.00 1.35 (0.29) (0.57) (0.86) 14.22
2018 14.60 0.34 ( 0 .46) (0.12) (0.33) (0.42) (0.75) 13.73
2017 13.28 0.23 1.53 1.76 (0.21) (0.23) (0.44) 14.60
2016 14.06 0.19 0.10 0.29 (0.17) (0.90) (1.07) 13.28
R-5 shares
2021(b) 13.90 0.17 1.80 1.97 (0.25) (0.57) (0.82) 15.05
2020 14.26 0.28 0.51 0.79 (0.28) (0.87) (1.15) 13.90
2019 13.77 0.33 1.04 1.37 (0.31) (0.57) (0.88) 14.26
2018 14.66 0.37 (0.49) (0.12) (0.35) (0.42) (0.77) 13.77
2017 13.32 0.25 1.54 1.79 (0.22) (0.23) (0.45) 14.66
2016 14.10 0.21 0.10 0.31 (0.19) (0.90) (1.09) 13.32

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
14.39% (c),(d) $ 110,797 0.35% (e),(f) – % 2.20% (e) 34.1% (e)
5.58 (d) 100,919 0.36 (f) – 1.89 21.7
10.78 (d) 102,763 0.38 (f) – 2.27 34.2
(1.00) (d) 100,709 0.38 (f) – 2.42 20.4
13.78 (d) 123,884 0.37 (f) – 1.55 14.2
2.31 (d) 118,522 0.39 (f) – 1.54 12.0
14.50 (c),(d),(g) 910,875 0 .17 (e),(h) 0.19 (e),(i) 2.39 (e) 34.1 (e)
5.86 (d),(g) 832,258 0.16 (h) 0.19 (i) 2.12 21.7
10.94 (d) 880,475 0.17 (h) 0.20 (i) 2.47 34.2
(0.72) (d) 878,626 0.17 (h) 0.20 (i) 2.59 20.4
13.99 (d) 966,158 0.17 (h) 0.20 (i) 1.75 14.2
2.53 (d) 900,189 0.20 (h) 0.23 (i) 1.64 12.0
14.56 (c) 2,445,752 0.01 (e) – 2.56 (e) 34.1 (e)
5.99 2,298,787 0.01 – 2.28 21.7
11.15 2,553,165 0.01 – 2.74 34.2
(0.56) 2,869,014 0.01 – 2.91 20.4
14.10 3,661,569 0.01 – 1.97 14.2
2.71 3,948,810 0.02 – 1.83 12.0
14.03 (c),(g) 17,369 0.88 (e) – 1.64 (e) 34.1 (e)
5.09 (g) 17,992 0.88 – 1.42 21.7
10.22 20,527 0.88 – 1.97 34.2
(1.50) 26,253 0.88 – 1.96 20.4
13.16 34,952 0.88 – 1.15 14.2
1.82 40,455 0.90 – 0.99 12.0
14.28 (c) 120,278 0.57 (e) – 1.98 (e) 34.1 (e)
5.42 110,479 0.57 – 1.74 21.7
10.51 127,255 0.57 – 2.16 34.2
(1.16) 151,279 0.57 – 2.38 20.4
13.51 214,250 0.57 – 1.41 14.2
2 .19 235,954 0.59 – 1.31 12.0
14.40 (c) 48,743 0.38 (e) – 2.23 (e) 34.1 (e)
5.57 47,227 0.38 – 2.09 21.7
10.74 73,232 0.38 – 2.57 34.2
(0.93) 113,348 0.38 – 2.41 20.4
13.66 149,079 0.38 – 1.65 14.2
2.37 182,490 0.40 – 1.48 12.0
14.44 (c) 169,942 0.26 (e) – 2.33 (e) 34.1 (e)
5.73 158,936 0.26 – 2.05 21.7
10.90 194,723 0.26 – 2.44 34.2
(0.91) 237,085 0.26 – 2.61 20.4
13.86 275,166 0.26 – 1.83 14.2
2.50 375,444 0.28 – 1.62 12.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2021(b) $ 11 .64 $ 0 .16 $ 1 .85 $ 2 .01 ( $ 0 .23 ) ( $ 0 .42 ) ( $ 0 .65 ) $ 13 .00
2020 11 .75 0 .24 0 .43 0 .67 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 11 .64
2019 11 .18 0 .29 0 .92 1 .21 ( 0 .27 ) ( 0 .37 ) ( 0 .64 ) 11 .75
2018 11 .77 0 .32 ( 0 .36 ) ( 0 .04 ) ( 0 .31 ) ( 0 .24 ) ( 0 .55 ) 11 .18
2017 10 .51 0 .20 1 .44 1 .64 ( 0 .19 ) ( 0 .19 ) ( 0 .38 ) 11 .77
2016 11 .17 0 .17 0 .07 0 .24 ( 0 .17 ) ( 0 .73 ) ( 0 .90 ) 10 .51
R-1 shares
2021(b) 11 .31 0 .10 1 .80 1 .90 ( 0 .11 ) ( 0 .42 ) ( 0 .53 ) 12 .68
2020 11 .44 0 .16 0 .39 0 .55 ( 0 .15 ) ( 0 .53 ) ( 0 .68 ) 11 .31
2019 10 .89 0 .19 0 .90 1 .09 ( 0 .17 ) ( 0 .37 ) ( 0 .54 ) 11 .44
2018 11 .47 0 .24 ( 0 .37 ) ( 0 .13 ) ( 0 .21 ) ( 0 .24 ) ( 0 .45 ) 10 .89
2017 10 .26 0 .11 1 .39 1 .50 ( 0 .10 ) ( 0 .19 ) ( 0 .29 ) 11 .47
2016 10 .92 0 .09 0 .05 0 .14 ( 0 .07 ) ( 0 .73 ) ( 0 .80 ) 10 .26
R-3 shares
2021(b) 11 .35 0 .12 1 .81 1 .93 ( 0 .16 ) ( 0 .42 ) ( 0 .58 ) 12 .70
2020 11 .48 0 .19 0 .40 0 .59 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .35
2019 10 .94 0 .22 0 .90 1 .12 ( 0 .21 ) ( 0 .37 ) ( 0 .58 ) 11 .48
2018 11 .52 0 .26 ( 0 .36 ) ( 0 .10 ) ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 10 .94
2017 10 .30 0 .14 1 .40 1 .54 ( 0 .13 ) ( 0 .19 ) ( 0 .32 ) 11 .52
2016 10 .97 0 .12 0 .05 0 .17 ( 0 .11 ) ( 0 .73 ) ( 0 .84 ) 10 .30
R-4 shares
2021(b) 11 .49 0 .14 1 .82 1 .96 ( 0 .18 ) ( 0 .42 ) ( 0 .60 ) 12 .85
2020 11 .61 0 .22 0 .40 0 .62 ( 0 .21 ) ( 0 .53 ) ( 0 .74 ) 11 .49
2019 11 .05 0 .25 0 .91 1 .16 ( 0 .23 ) ( 0 .37 ) ( 0 .60 ) 11 .61
2018 11 .63 0 .27 ( 0 .35 ) ( 0 .08 ) ( 0 .26 ) ( 0 .24 ) ( 0 .50 ) 11 .05
2017 10 .39 0 .16 1 .42 1 .58 ( 0 .15 ) ( 0 .19 ) ( 0 .34 ) 11 .63
2016 11 .06 0 .13 0 .06 0 .19 ( 0 .13 ) ( 0 .73 ) ( 0 .86 ) 10 .39
R-5 shares
2021(b) 11 .54 0 .14 1 .84 1 .98 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 12 .90
2020 11 .66 0 .22 0 .41 0 .63 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 11 .54
2019 11 .10 0 .26 0 .91 1 .17 ( 0 .24 ) ( 0 .37 ) ( 0 .61 ) 11 .66
2018 11 .68 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .28 ) ( 0 .24 ) ( 0 .52 ) 11 .10
2017 10 .44 0 .18 1 .42 1 .60 ( 0 .17 ) ( 0 .19 ) ( 0 .36 ) 11 .68
2016 11 .10 0 .15 0 .06 0 .21 ( 0 .14 ) ( 0 .73 ) ( 0 .87 ) 10 .44

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .58% (c) $ 1,450,873 0 .01% (d) 2 .55% (d) 37 .8% (d)
5 .93 1,225,564 0 .01 2 .16 33 .4
11 .81 1,155,367 0 .01 2 .60 34 .9
( 0 .49 ) 1,203,265 0 .01 2 .75 26 .0
16 .08 1,316,450 0 .01 1 .84 22 .0
2 .50 1,247,487 0 .02 1 .69 13 .7
17 .10 (c) 8,719 0 .88 (d) 1 .63 (d) 37 .8 (d)
4 .94 8,795 0 .88 1 .48 33 .4
10 .78 11,116 0 .88 1 .73 34 .9
( 1 .24 ) 11,721 0 .88 2 .08 26 .0
14 .99 15,858 0 .88 1 .02 22 .0
1 .55 14,810 0 .89 0 .89 13 .7
17 .33 (c) 136,138 0 .57 (d) 2 .00 (d) 37 .8 (d)
5 .29 123,574 0 .57 1 .69 33 .4
11 .07 134,168 0 .57 2 .04 34 .9
( 0 .96 ) 142,783 0 .57 2 .29 26 .0
15 .37 175,880 0 .57 1 .33 22 .0
1 .88 172,896 0 .58 1 .18 13 .7
17 .39 (c) 57,162 0 .38 (d) 2 .20 (d) 37 .8 (d)
5 .49 51,235 0 .38 1 .95 33 .4
11 .37 63,748 0 .38 2 .30 34 .9
( 0 .83 ) 77,410 0 .38 2 .31 26 .0
15 .67 91,191 0 .38 1 .49 22 .0
2 .01 96,203 0 .39 1 .28 13 .7
17 .46 (c) 127,111 0 .26 (d) 2 .29 (d) 37 .8 (d)
5 .59 109,815 0 .26 1 .97 33 .4
11 .49 118,440 0 .26 2 .31 34 .9
( 0 .66 ) 135,376 0 .26 2 .50 26 .0
15 .72 141,431 0 .26 1 .62 22 .0
2 .23 143,138 0 .27 1 .44 13 .7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2021(b) $ 14.76 $ 0.18 $ 2.73 $ 2.91 ( $ 0.22) ( $ 0.72) ( $ 0.94) $ 16.73
2020 14.85 0.26 0.54 0.80 (0.26) (0.63) (0.89) 14.76
2019 14.31 0.29 1.23 1.52 (0.27) (0.71) (0.98) 14.85
2018 15.24 0.35 (0.47) (0.12) (0.34) (0.47) (0.81) 14.31
2017 13.44 0.18 2.10 2.28 (0.19) (0.29) (0.48) 15.24
2016 14.44 0.18 (0.01) 0.17 (0.16) (1.01) (1.17) 13.44
Class J shares
2021(b) 14.67 0.19 2.73 2.92 (0.25) (0.72) (0.97) 16.62
2020 14.77 0.29 0.53 0.82 (0.29) (0.63) (0.92) 14.67
2019 14.24 0.31 1.23 1.54 (0.30) (0.71) (1.01) 14.77
2018 15.18 0.37 (0.47) (0.10) (0.37) (0.47) (0.84) 14.24
2017 13.38 0.21 2.09 2.30 (0.21) (0.29) (0.50) 15.18
2016 14.37 0.19 0.01 0.20 (0.18) (1.01) (1.19) 13.38
Institutional shares
2021(b) 14.73 0.20 2.74 2.94 (0.27) (0.72) (0.99) 16.68
2020 14.83 0.31 0.53 0.84 (0.31) (0.63) (0.94) 14.73
2019 14.29 0.35 1.22 1.57 (0.32) (0.71) (1.03) 14.83
2018 15.23 0.43 (0.50) (0.07) (0.40) (0.47) (0.87) 14.29
2017 13.43 0.25 2.08 2.33 (0.24) (0.29) (0.53) 15.23
2016 14.43 0.22 – 0.22 (0.21) (1.01) (1.22) 13.43
R-1 shares
2021(b) 14.58 0.13 2.71 2.84 (0.15) (0.72) (0.87) 16.55
2020 14.68 0.18 0.53 0.71 (0.18) (0.63) (0.81) 14.58
2019 14.12 0.23 1.22 1.45 (0.18) (0.71) (0.89) 14.68
2018 15.05 0.28 (0.48) (0.20) (0.26) (0.47) (0.73) 14.12
2017 13.28 0.13 2.05 2.18 (0.12) (0.29) (0.41) 15.05
2016 14.26 0.11 – 0.11 (0.08) (1.01) (1.09) 13.28
R-3 shares
2021(b) 14.63 0.16 2 .72 2.88 (0.19) (0.72) (0.91) 16.60
2020 14.73 0.23 0.52 0.75 (0.22) (0.63) (0.85) 14.63
2019 14.19 0.27 1.21 1.48 (0.23) (0.71) (0.94) 14.73
2018 15.12 0.34 (0.49) (0.15) (0.31) (0.47) (0.78) 14.19
2017 13.34 0.17 2.06 2.23 (0.16) (0.29) (0.45) 15.12
2016 14.33 0.15 – 0.15 (0.13) (1.01) (1.14) 13.34
R-4 shares
2021(b) 15.23 0.18 2.82 3.00 (0.21) (0.72) (0.93) 17.30
2020 15.28 0.30 0.53 0.83 (0.25) (0.63) (0.88) 15.23
2019 14.69 0.34 1.22 1.56 (0.26) (0.71) (0.97) 15.28
2018 15.62 0.36 (0.49) (0.13) (0.33) (0.47) (0.80) 14.69
2017 13.76 0.21 2.13 2.34 (0.19) (0.29) (0.48) 15.62
2016 14.75 0.18 – 0.18 (0.16) (1.01) (1.17) 13.76
R-5 shares
2021(b) 14.70 0.19 2.73 2.92 (0.24) (0.72) (0.96) 16.66
2020 14.79 0.28 0.53 0.81 (0.27) (0.63) (0.90) 14.70
2019 14.26 0.31 1.22 1.53 (0.29) (0.71) (1.00) 14.79
2018 15.19 0.37 (0.47) (0.10) (0.36) (0.47) (0.83) 14.26
2017 13.40 0.23 2.05 2.28 (0.20) (0.29) (0.49) 15.19
2016 14.39 0.20 (0.01) 0.19 (0.17) (1.01) (1.18) 13.40

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
20.22% (c),(d) $ 157,139 0.36% (e),(f) – % 2.20% (e) 40.5% (e)
5.48 (d) 128,178 0.38 (f) – 1.78 33.4
11.81 (d) 125,814 0.38 (f) – 2.04 23.0
(0.94) (d) 115,998 0.38 (f) – 2.35 23.8
17.45 (d) 139,849 0.38 (f) – 1.31 20.9
1.49 (d) 117,542 0.39 (f) – 1.36 15.2
20.42 (c),(d) 1,367,551 0 .17 (e),(g) 0.20 (e),(h) 2.41 (e) 40.5 (e)
5.64 (d) 1,169,328 0.17 (g) 0.20 (h) 2.02 33.4
12.06 (d) 1,197,486 0.18 (g) 0.21 (h) 2.24 23.0
(0.80) (d) 1,146,825 0.17 (g) 0.20 (h) 2.48 23.8
17.74 (d) 1,217,752 0.18 (g) 0.21 (h) 1.53 20.9
1.68 (d) 1,066,715 0 .22 (g) 0.25 (h) 1.47 15.2
20.50 (c) 4,296,344 0.01 (e) – 2.57 (e) 40.5 (e)
5.79 3,592,487 0.01 – 2.16 33.4
12.31 3,620,578 0.01 – 2.47 23.0
(0.65) 3,625,771 0.01 – 2.86 23.8
17.89 4,468,390 0.01 – 1.76 20.9
1.88 4,517,455 0.02 – 1.66 15.2
19.92 (c) 23,212 0.88 (e) – 1.71 (e) 40.5 (e)
4.92 21,726 0.88 – 1.27 33.4
11.34 22,286 0.88 – 1.65 23.0
(1.49) 24,982 0.88 – 1.90 23.8
16.83 33,711 0.88 – 0.91 20.9
1.03 34,738 0.90 – 0.87 15.2
20.18 (c) 177,747 0.57 (e) – 1.99 (e) 40.5 (e)
5.22 141,979 0.57 – 1.60 33.4
11.62 153,293 0.57 – 1.92 23.0
(1.17) 163,571 0.57 – 2.27 23.8
17.18 218,611 0.57 – 1.21 20.9
1.35 233,975 0.59 – 1.13 15.2
20.19 (c) 75,321 0.38 (e) – 2.21 (e) 40.5 (e)
5.50 65,940 0.38 – 2.01 33.4
11.78 89,004 0.38 – 2.37 23.0
(0.97) 129,933 0.38 – 2.34 23.8
17.47 171,835 0.38 – 1.43 20.9
1.50 184,624 0.40 – 1.34 15.2
20.32 (c) 249,442 0.26 (e) – 2.35 (e) 40.5 (e)
5.60 212,626 0.26 – 1.96 33.4
11.94 245,044 0.26 – 2.21 23.0
(0.85) 268,734 0.26 – 2.49 23.8
17.53 297,179 0.26 – 1.64 20.9
1.66 374,343 0.28 – 1.48 15.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2021(b) $ 12.34 $ 0.18 $ 2 .57 $ 2.75 ( $ 0.23) ( $ 0.49) ( $ 0.72) $ 14.37
2020 12.49 0.24 0.50 0.74 (0.26) (0.63) (0.89) 12.34
2019 11.97 0.28 1.06 1.34 (0.27) (0.55) (0.82) 12.49
2018 12.62 0.31 (0.29) 0.02 (0.28) (0.39) (0.67) 11.97
2017 11.03 0.20 1.85 2.05 (0.17) (0.29) (0.46) 12.62
2016 11.52 0.16 (0.05) 0.11 (0.16) (0.44) (0.60) 11.03
R-1 shares
2021(b) 12.04 0.12 2.51 2.63 (0.12) (0.49) (0.61) 14.06
2020 12.20 0.16 0.46 0.62 (0.15) (0.63) (0.78) 12.04
2019 11.70 0.18 1.03 1.21 (0.16) (0.55) (0.71) 12.20
2018 12.35 0.20 (0.28) (0.08) (0.18) (0.39) (0.57) 11.70
2017 10.80 0.10 1.82 1.92 (0.08) (0.29) (0.37) 12.35
2016 11.29 0.07 (0.06) 0.01 (0.06) (0.44) (0.50) 10.80
R-3 shares
2021(b) 12.09 0.14 2.52 2.66 (0.16) (0.49) (0.65) 14.10
2020 12.26 0.18 0.47 0.65 ( 0 .19) (0.63) (0.82) 12.09
2019 11.76 0.21 1.04 1.25 (0.20) (0.55) (0.75) 12.26
2018 12.40 0.24 (0.27) (0.03) (0.22) (0.39) (0.61) 11.76
2017 10.85 0.13 1.82 1.95 (0.11) (0.29) (0.40) 12.40
2016 11.34 0.11 (0.06) 0.05 (0.10) (0.44) (0.54) 10.85
R-4 shares
2021(b) 12.21 0.16 2.53 2.69 (0.18) (0.49) (0.67) 14.23
2020 12.37 0.22 0.46 0.68 (0.21) (0.63) (0.84) 12.21
2019 11.85 0.25 1.04 1.29 (0.22) (0.55) (0.77) 12.37
2018 12.49 0.25 (0.27) (0.02) (0.23) (0.39) (0.62) 11.85
2017 10.92 0.15 1.84 1.99 (0.13) (0.29) (0.42) 12.49
2016 11.41 0.12 (0.05) 0.07 (0.12) (0.44) (0.56) 10.92
R-5 shares
2021(b) 12.26 0.16 2.55 2.71 (0.20) (0.49) (0.69) 14.28
2020 12.41 0.23 0.47 0.70 (0.22) (0.63) (0.85) 12.26
2019 11.90 0.25 1.05 1.30 (0.24) (0.55) (0.79) 12.41
2018 12.54 0.26 (0.26) – (0.25) (0.39) (0.64) 11.90
2017 10.97 0.16 1.84 2.00 (0.14) (0.29) (0.43) 12.54
2016 11.45 0.13 (0.04) 0.09 (0.13) (0.44) (0.57) 10.97

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
22.72% (c) $ 1,344,974 0.01% (d) 2.68% (d) 33.0% (d)
6.02 1,043,617 0.01 2.04 37.1
12.43 955,390 0.01 2.35 25.9
0.04 942,246 0.01 2.44 20.2
19.29 1,014,681 0.01 1.68 30.6
1.11 973,792 0.02 1.48 15.2
22.20 (c) 7,971 0.88 (d) 1.80 (d) 33.0 (d)
5.11 7,462 0.88 1.36 37.1
11.38 8,566 0.89 1.59 25.9
(0.80) 10,567 0.88 1.62 20.2
18.35 12,731 0.88 0.89 30.6
0.21 12,700 0.89 0.65 15.2
22.41 (c) 110,950 0.57 (d) 2.10 (d) 33.0 (d)
5.38 85,507 0.57 1.56 37.1
11.74 87,799 0.58 1.83 25.9
(0.42) 93,396 0.57 1.98 20.2
18.58 115,904 0.57 1.16 30.6
0.56 111,881 0.58 1.00 15.2
22.46 (c) 46,723 0.38 (d) 2.34 (d) 33.0 (d)
5.58 38,878 0.38 1.86 37.1
12.05 45,491 0.39 2.10 25.9
(0.30) 57,637 0.38 2.04 20.2
18.88 72,336 0.38 1 .28 30.6
0.71 70,656 0.39 1.08 15.2
22.52 (c) 114,526 0.26 (d) 2.42 (d) 33.0 (d)
5.76 92,452 0.26 1.92 37.1
12.11 99,730 0.27 2.09 25.9
(0.12) 111,791 0.26 2.12 20.2
18.91 108,479 0.26 1.40 30.6
0.92 107,447 0.27 1.24 15.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2021(b) $ 15.20 $ 0.20 $ 3.43 $ 3.63 ( $ 0.23) ( $ 0.73) ( $ 0.96) $ 17.87
2020 15.43 0.24 0.60 0.84 (0.26) (0.81) (1.07) 15.20
2019 14.99 0.27 1.34 1.61 (0.26) (0.91) (1.17) 15.43
2018 15.89 0.31 (0.32) (0.01) (0.30) (0.59) (0.89) 14.99
2017 13.86 0.18 2.48 2.66 (0.17) (0.46) (0.63) 15.89
2016 14.67 0.17 (0.11) 0.06 (0.15) (0.72) (0.87) 13.86
Class J shares
2021(b) 15.39 0.22 3.48 3.70 (0.26) (0.73) (0.99) 18.10
2020 15.61 0.28 0.59 0.87 (0.28) (0.81) (1.09) 15.39
2019 15.15 0.30 1.36 1.66 (0.29) (0.91) (1.20) 15.61
2018 16.06 0.34 (0.33) 0.01 (0.33) (0.59) (0.92) 15.15
2017 13.99 0.21 2.51 2.72 (0.19) (0.46) (0.65) 16.06
2016 14.78 0.18 (0.09) 0.09 (0.16) (0.72) (0.88) 13.99
Institutional shares
2021(b) 15.55 0.23 3.52 3.75 (0.28) (0.73) (1.01) 18.29
2020 15.77 0.30 0.60 0.90 (0.31) ( 0 .81) (1.12) 15.55
2019 15.29 0.34 1.37 1.71 (0.32) (0.91) (1.23) 15.77
2018 16.20 0.41 (0.37) 0 .04 (0.36) (0.59) (0.95) 15.29
2017 14.10 0.24 2.53 2.77 (0.21) (0.46) (0.67) 16.20
2016 14.91 0.21 (0.09) 0.12 (0.21) (0.72) (0.93) 14.10
R-1 shares
2021(b) 15.34 0.16 3.47 3.63 (0.15) (0.73) (0.88) 18.09
2020 15.55 0.17 0.59 0.76 (0.16) (0.81) (0.97) 15.34
2019 15.08 0.21 1.35 1.56 (0.18) (0.91) (1.09) 15.55
2018 15.98 0.24 (0.33) (0.09) (0.22) (0.59) (0.81) 15.08
2017 13.92 0.12 2.49 2.61 (0.09) (0.46) (0.55) 15.98
2016 14.71 0.09 (0.09) – (0.07) (0.72) (0.79) 13.92
R-3 shares
2021(b) 15.29 0.18 3.46 3.64 (0.20) (0.73) (0.93) 18.00
2020 15.52 0.22 0.58 0.80 (0.22) (0.81) (1.03) 15.29
2019 15.06 0.25 1.35 1.60 (0.23) (0.91) (1.14) 15.52
2018 15.96 0.31 (0.35) (0.04) (0.27) (0.59) (0.86) 15.06
2017 13.90 0.16 2.50 2.66 (0.14) (0.46) (0.60) 15.96
2016 14.71 0.13 (0.10) 0.03 (0.12) (0.72) (0.84) 13.90
R-4 shares
2021(b) 15.34 0.20 3.47 3.67 (0.22) (0.73) (0.95) 18.06
2020 15.56 0.29 0.55 0.84 (0.25) (0.81) ( 1 .06) 15.34
2019 15.10 0.31 1.32 1.63 (0.26) (0.91) (1.17) 15.56
2018 15.99 0.32 (0.33) (0.01) (0.29) (0.59) (0.88) 15.10
2017 13.94 0.19 2.48 2.67 (0.16) (0.46) (0.62) 15.99
2016 14.74 0.16 (0.09) 0.07 (0.15) (0.72) (0.87) 13.94
R-5 shares
2021(b) 15.45 0.21 3.50 3.71 (0.24) (0.73) (0.97) 18.19
2020 15.67 0.27 0.59 0.86 (0.27) (0.81) (1.08) 15.45
2019 15.20 0.29 1.37 1.66 (0.28) (0.91) (1.19) 15.67
2018 16.10 0.34 (0.33) 0.01 (0.32) (0.59) (0.91) 15.20
2017 14.02 0.23 2.48 2.71 (0.17) (0.46) (0.63) 16.10
2016 14.83 0.18 (0.10) 0.08 (0.17) (0.72) (0.89) 14.02

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
24.46% (c),(d) $ 120,466 0.38% (e),(f) – % 2.33% (e) 35.7% (e)
5.49 (d) 97,825 0.38 (f) – 1.65 32.8
12.24 (d) 94,659 0.38 (f) – 1.84 14.6
(0.16) (d) 87,497 0.38 (f) – 1.96 16.0
19.88 (d) 99,913 0.38 (f) – 1.20 26.6
0.58 (d) 84,378 0.39 (f) – 1.24 17.9
24.62 (c),(d) 916,684 0.18 (e) ,(g) 0.21 (e),(h) 2.52 (e) 35.7 (e)
5.67 (d) 753,868 0.18 (g) 0.21 (h) 1.86 32.8
12.47 (d) 752,041 0.20 (g) 0.23 (h) 2.01 14.6
(0.03) (d) 700,995 0.19 (g) 0.22 (h) 2.14 16.0
20.15 (d) 732,742 0.19 (g) 0.22 (h) 1.39 26.6
0.78 (d) 625,617 0.24 (g) 0.27 (h) 1.28 17.9
24.74 (c) 3,203,045 0.01 (e) – 2.72 (e) 35.7 (e)
5.79 2,615,276 0.01 – 2.02 32.8
12.72 2,569,620 0.01 – 2.25 14.6
0.13 2,529,716 0.01 – 2.53 16.0
20.45 3,129,453 0.01 – 1.64 26.6
0.94 3,052,072 0.02 – 1.50 17.9
24.20 (c) 17,084 0.88 (e) – 1.84 (e) 35.7 (e)
4.90 15,714 0.88 – 1.11 32.8
11.68 17,042 0.88 – 1.45 14.6
(0.71) 19,314 0.88 – 1.50 16.0
19.37 22,891 0.88 – 0.82 26.6
0.08 24,595 0.90 – 0.69 17.9
24.38 (c) 131,653 0.57 (e) – 2.09 (e) 35.7 (e)
5.22 97,748 0.57 – 1.46 32.8
12.01 99,952 0.57 – 1.72 14.6
(0.37) 106,971 0.57 – 1.95 16.0
19.78 144,641 0.57 – 1.10 26.6
0.36 146,325 0.59 – 0.98 17.9
24.52 (c) 57,259 0.38 (e) – 2.35 (e) 35.7 (e)
5.45 48,722 0.38 – 1.94 32.8
12.24 68,656 0.38 – 2.13 14.6
(0.15) 90,529 0.38 – 2.01 16.0
19.89 119,680 0.38 – 1.32 26.6
0.62 127,949 0.40 – 1.17 17.9
24.61 (c) 196,941 0.26 (e) – 2.46 (e) 35.7 (e)
5.56 159,934 0.26 – 1.80 32.8
12.40 173,689 0 .26 – 1.98 14.6
(0.07) 183,317 0.26 – 2.16 16.0
20 .08 202,032 0.26 – 1.54 26.6
0.66 261,210 0.28 – 1.32 17.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2021(b) $ 12 .95 $ 0 .20 $ 3 .18 $ 3 .38 ( $ 0 .24 ) ( $ 0 .43 ) ( $ 0 .67 ) $ 15 .66
2020 13 .12 0 .24 0 .48 0 .72 ( 0 .25 ) ( 0 .64 ) ( 0 .89 ) 12 .95
2019 12 .51 0 .27 1 .17 1 .44 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 13 .12
2018 13 .06 0 .30 ( 0 .27 ) 0 .03 ( 0 .28 ) ( 0 .30 ) ( 0 .58 ) 12 .51
2017 11 .25 0 .19 2 .12 2 .31 ( 0 .17 ) ( 0 .33 ) ( 0 .50 ) 13 .06
2016 11 .76 0 .16 ( 0 .07 ) 0 .09 ( 0 .16 ) ( 0 .44 ) ( 0 .60 ) 11 .25
R-1 shares
2021(b) 12 .49 0 .13 3 .06 3 .19 ( 0 .12 ) ( 0 .43 ) ( 0 .55 ) 15 .13
2020 12 .67 0 .15 0 .44 0 .59 ( 0 .13 ) ( 0 .64 ) ( 0 .77 ) 12 .49
2019 12 .09 0 .17 1 .13 1 .30 ( 0 .15 ) ( 0 .57 ) ( 0 .72 ) 12 .67
2018 12 .65 0 .18 ( 0 .26 ) ( 0 .08 ) ( 0 .18 ) ( 0 .30 ) ( 0 .48 ) 12 .09
2017 10 .91 0 .08 2 .07 2 .15 ( 0 .08 ) ( 0 .33 ) ( 0 .41 ) 12 .65
2016 11 .42 0 .07 ( 0 .09 ) ( 0 .02 ) ( 0 .05 ) ( 0 .44 ) ( 0 .49 ) 10 .91
R-3 shares
2021(b) 12 .57 0 .15 3 .08 3 .23 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 15 .21
2020 12 .76 0 .18 0 .45 0 .63 ( 0 .18 ) ( 0 .64 ) ( 0 .82 ) 12 .57
2019 12 .18 0 .20 1 .14 1 .34 ( 0 .19 ) ( 0 .57 ) ( 0 .76 ) 12 .76
2018 12 .73 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 12 .18
2017 10 .99 0 .12 2 .06 2 .18 ( 0 .11 ) ( 0 .33 ) ( 0 .44 ) 12 .73
2016 11 .51 0 .10 ( 0 .08 ) 0 .02 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 10 .99
R-4 shares
2021(b) 12 .71 0 .17 3 .12 3 .29 ( 0 .19 ) ( 0 .43 ) ( 0 .62 ) 15 .38
2020 12 .89 0 .21 0 .45 0 .66 ( 0 .20 ) ( 0 .64 ) ( 0 .84 ) 12 .71
2019 12 .29 0 .23 1 .14 1 .37 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 12 .89
2018 12 .84 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .30 ) ( 0 .53 ) 12 .29
2017 11 .07 0 .13 2 .10 2 .23 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 12 .84
2016 11 .59 0 .11 ( 0 .07 ) 0 .04 ( 0 .12 ) ( 0 .44 ) ( 0 .56 ) 11 .07
R-5 shares
2021(b) 12 .74 0 .17 3 .12 3 .29 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 15 .40
2020 12 .92 0 .22 0 .46 0 .68 ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 12 .74
2019 12 .33 0 .23 1 .16 1 .39 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 12 .92
2018 12 .88 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 12 .33
2017 11 .09 0 .15 2 .10 2 .25 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 12 .88
2016 11 .61 0 .13 ( 0 .08 ) 0 .05 ( 0 .13 ) ( 0 .44 ) ( 0 .57 ) 11 .09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
26 .55% (c) $ 1,025,459 0 .01% (d) 2 .67% (d) 31 .8% (d)
5 .57 780,234 0 .01 1 .90 32 .5
12 .75 705,002 0 .01 2 .16 19 .2
0 .17 668,913 0 .01 2 .30 20 .9
21 .24 704,027 0 .02 1 .55 33 .7
0 .86 634,436 0 .03 1 .41 14 .7
25 .95 (c) 4,766 0 .88 (d) 1 .90 (d) 31 .8 (d)
4 .68 4,536 0 .89 1 .24 32 .5
11 .81 5,738 0 .89 1 .41 19 .2
( 0 .74 ) 6,365 0 .89 1 .44 20 .9
20 .24 7,279 0 .89 0 .72 33 .7
( 0 .11 ) 6,930 0 .90 0 .63 14 .7
26 .17 (c) 88,488 0 .57 (d) 2 .05 (d) 31 .8 (d)
5 .00 66,042 0 .58 1 .45 32 .5
12 .13 67,732 0 .58 1 .64 19 .2
( 0 .33 ) 68,394 0 .58 1 .87 20 .9
20 .47 81,183 0 .58 0 .99 33 .7
0 .26 70,524 0 .59 0 .91 14 .7
26 .31 (c) 34,326 0 .38 (d) 2 .32 (d) 31 .8 (d)
5 .19 27,141 0 .39 1 .72 32 .5
12 .38 30,975 0 .39 1 .91 19 .2
( 0 .22 ) 35,889 0 .39 1 .97 20 .9
20 .79 48,122 0 .39 1 .07 33 .7
0 .40 40,967 0 .40 1 .00 14 .7
26 .32 (c) 92,199 0 .26 (d) 2 .40 (d) 31 .8 (d)
5 .30 71,201 0 .27 1 .80 32 .5
12 .46 74,697 0 .27 1 .88 19 .2
( 0 .06 ) 76,402 0 .27 1 .96 20 .9
20 .99 71,697 0 .27 1 .24 33 .7
0 .50 87,897 0 .28 1 .17 14 .7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2021(b) $ 15.63 $ 0.20 $ 3.99 $ 4.19 ( $ 0.22) ( $ 0.62) ( $ 0.84) $ 18.98
2020 15.89 0.24 0.56 0.80 (0.24) (0.82) (1.06) 15.63
2019 15.28 0.27 1.42 1.69 (0.24) (0.84) (1.08) 15.89
2018 16.03 0.31 (0.31) – (0.29) (0.46) (0.75) 15.28
2017 13.78 0.15 2.70 2.85 (0.15) (0.45) (0.60) 16.03
2016 14.51 0.16 (0.13) 0.03 (0.14) (0.62) (0.76) 13.78
Class J shares
2021(b) 15.06 0.21 3.85 4.06 (0.25) (0.62) (0.87) 18.25
2020 15.35 0.25 0.54 0.79 (0.26) (0.82) (1.08) 15.06
2019 14.81 0.27 1.38 1.65 (0.27) (0.84) (1.11) 15.35
2018 15.56 0.31 (0.28) 0.03 (0.32) (0.46) (0.78) 14.81
2017 13.38 0.17 2.62 2.79 (0.16) (0.45) (0.61) 15.56
2016 14.10 0.15 (0.11) 0.04 (0.14) (0.62) (0.76) 13.38
Institutional shares
2021(b) 15.57 0.24 3.98 4.22 (0.28) (0.62) (0.90) 18.89
2020 15.84 0.29 0.55 0.84 (0.29) (0.82) (1.11) 15.57
2019 15.24 0.31 1.43 1.74 (0.30) (0.84) (1.14) 15.84
2018 15.99 0.39 (0.33) 0.06 ( 0 .35) (0.46) (0.81) 15.24
2017 13.74 0.22 2.68 2.90 (0.20) (0.45) (0.65) 15.99
2016 14.47 0.19 (0.11) 0.08 (0.19) (0.62) (0.81) 13.74
R-1 shares
2021(b) 15.35 0.16 3.92 4.08 (0.15) (0.62) (0.77) 18.66
2020 15.61 0.15 0.54 0.69 (0.13) (0.82) (0.95) 15.35
2019 15.01 0.22 1.38 1.60 (0.16) (0.84) (1.00) 15.61
2018 15.75 0.22 (0.30) (0.08) (0.20) (0.46) (0.66) 15.01
2017 13.55 0.09 2.65 2.74 (0.09) (0.45) (0.54) 15.75
2016 14.27 0.08 (0.11) (0.03) (0.07) (0.62) (0.69) 13.55
R-3 shares
2021(b) 15.33 0.18 3.92 4.10 (0.20) (0.62) (0.82) 18.61
2020 15.60 0.20 0.56 0.76 (0.21) (0.82) (1.03) 15.33
2019 15.02 0.23 1.41 1.64 (0.22) (0.84) (1.06) 15.60
2018 15.77 0.29 (0.32) (0.03) (0.26) (0.46) (0.72) 15.02
2017 13.56 0.14 2.65 2.79 (0.13) (0.45) (0.58) 15.77
2016 14.30 0.12 (0.12) – (0.12) (0.62) (0.74) 13.56
R-4 shares
2021(b) 15.44 0.20 3.95 4.15 (0.22) (0.62) (0.84) 18.75
2020 15.71 0.27 0.52 0.79 (0.24) (0.82) (1.06) 15.44
2019 15.12 0.27 1.40 1.67 (0.24) (0.84) (1.08) 15.71
2018 15.86 0.30 (0.30) – (0.28) (0.46) (0.74) 15.12
2017 13.64 0.17 2.65 2.82 (0.15) (0.45) (0.60) 15.86
2016 14.37 0.15 (0.12) 0.03 (0.14) (0.62) (0.76) 13.64
R-5 shares
2021(b) 15.49 0.22 3.95 4.17 (0.24) (0.62) (0.86) 18.80
2020 15.76 0.25 0.55 0.80 (0.25) (0.82) (1.07) 15.49
2019 15.17 0.28 1.41 1.69 (0.26) (0.84) (1.10) 15.76
2018 15.92 0.31 (0.29) 0.02 (0.31) (0.46) (0.77) 15.17
2017 13.67 0.20 2.65 2.85 (0.15) (0.45) (0.60) 15.92
2016 14.40 0.17 (0.13) 0.04 (0.15) (0.62) (0.77) 13.67

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
27.40% (c),(d) $ 99,144 0.38% (e),(f) – % 2.30% (e) 36.3% (e)
5.06 (d) 77,925 0.38 (f) – 1.56 26.9
12.47 (d) 76,784 0.38 (f) – 1.77 17.3
(0.15) (d) 73,509 0.38 (f) – 1.91 16.9
21.47 (d) 82,816 0.38 (f) – 1.04 29.6
0.36 (d) 64,995 0.39 (f) – 1.19 17.0
27.56 (c),(d) 298,129 0.21 (e),(g) 0.24 (e),(h) 2.48 (e) 36.3 (e)
5.18 (d) 237,515 0.22 (g) 0.25 (h) 1.74 26.9
12.60 (d) 238,083 0.24 (g) 0.27 (h) 1.84 17.3
0.01 (d) 220,530 0.23 (g) 0.26 (h) 2.00 16.9
21.65 (d) 230,498 0.24 (g) 0.27 (h) 1.23 29.6
0.41 (d) 194,644 0.36 (g) 0.39 (h) 1.11 17.0
27.71 (c) 2,226,857 0.01 (e) – 2.70 (e) 36.3 (e)
5.37 1,754,692 0.01 – 1.91 26.9
12.92 1,693,422 0.01 – 2.10 17.3
0.20 1,623,713 0.01 – 2.42 16.9
21.96 1,943,020 0.01 – 1.50 29.6
0.72 1,769,456 0.03 – 1.42 17.0
27.04 (c),(i) 13,338 0.88 (e) – 1.79 (e) 36.3 (e)
4.50 (i) 10,957 0.88 – 1.01 26.9
11.93 12,804 0.88 – 1.52 17.3
(0.65) 13,369 0.88 – 1.41 16.9
20.87 15,806 0.88 – 0.66 29.6
(0.12) 16,051 0.90 – 0.62 17.0
27.29 (c) 97,911 0.57 (e) – 2.02 (e) 36.3 (e)
4.87 68,182 0.57 – 1.35 26.9
12.24 67,825 0.57 – 1.57 17.3
(0.33) 69,167 0.57 – 1.83 16 .9
21.30 84,500 0.57 – 0.96 29.6
0.09 77,168 0.59 – 0.90 17.0
27.46 (c) 46,038 0.38 (e) – 2.31 (e) 36.3 (e)
5.03 36,458 0.38 – 1.78 26.9
12.44 45,136 0.38 – 1.84 17.3
(0.12) 48,573 0.38 – 1.88 16.9
21.46 64,566 0.38 – 1.20 29.6
0.35 64,127 0.40 – 1.11 17.0
27.51 (c) 134,692 0.26 (e) – 2.46 (e) 36.3 (e)
5.12 104,577 0.26 – 1.66 26.9
12.60 103,868 0.26 – 1.88 17.3
(0.04) 114,158 0.26 – 1.91 16.9
21.67 105,711 0.26 – 1.40 29.6
0.45 155,397 0.28 – 1.25 17.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2021(b) $ 13 .87 $ 0 .21 $ 3 .70 $ 3 .91 ( $ 0 .25 ) ( $ 0 .36 ) ( $ 0 .61 ) $ 17 .17
2020 14 .00 0 .24 0 .47 0 .71 ( 0 .25 ) ( 0 .59 ) ( 0 .84 ) 13 .87
2019 13 .22 0 .26 1 .29 1 .55 ( 0 .26 ) ( 0 .51 ) ( 0 .77 ) 14 .00
2018 13 .66 0 .30 ( 0 .26 ) 0 .04 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .22
2017 11 .59 0 .18 2 .35 2 .53 ( 0 .17 ) ( 0 .29 ) ( 0 .46 ) 13 .66
2016 12 .04 0 .15 ( 0 .09 ) 0 .06 ( 0 .16 ) ( 0 .35 ) ( 0 .51 ) 11 .59
R-1 shares
2021(b) 13 .32 0 .15 3 .54 3 .69 ( 0 .13 ) ( 0 .36 ) ( 0 .49 ) 16 .52
2020 13 .47 0 .13 0 .43 0 .56 ( 0 .12 ) ( 0 .59 ) ( 0 .71 ) 13 .32
2019 12 .73 0 .16 1 .24 1 .40 ( 0 .15 ) ( 0 .51 ) ( 0 .66 ) 13 .47
2018 13 .17 0 .18 ( 0 .25 ) ( 0 .07 ) ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 12 .73
2017 11 .21 0 .06 2 .27 2 .33 ( 0 .08 ) ( 0 .29 ) ( 0 .37 ) 13 .17
2016 11 .66 0 .05 ( 0 .09 ) ( 0 .04 ) ( 0 .06 ) ( 0 .35 ) ( 0 .41 ) 11 .21
R-3 shares
2021(b) 13 .45 0 .16 3 .58 3 .74 ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 16 .65
2020 13 .60 0 .17 0 .45 0 .62 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .45
2019 12 .86 0 .19 1 .25 1 .44 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 13 .60
2018 13 .31 0 .23 ( 0 .26 ) ( 0 .03 ) ( 0 .23 ) ( 0 .19 ) ( 0 .42 ) 12 .86
2017 11 .32 0 .10 2 .29 2 .39 ( 0 .11 ) ( 0 .29 ) ( 0 .40 ) 13 .31
2016 11 .77 0 .09 ( 0 .09 ) – ( 0 .10 ) ( 0 .35 ) ( 0 .45 ) 11 .32
R-4 shares
2021(b) 13 .61 0 .18 3 .62 3 .80 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 16 .85
2020 13 .75 0 .21 0 .44 0 .65 ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 13 .61
2019 12 .98 0 .22 1 .27 1 .49 ( 0 .21 ) ( 0 .51 ) ( 0 .72 ) 13 .75
2018 13 .42 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .19 ) ( 0 .44 ) 12 .98
2017 11 .40 0 .12 2 .32 2 .44 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 13 .42
2016 11 .85 0 .10 ( 0 .08 ) 0 .02 ( 0 .12 ) ( 0 .35 ) ( 0 .47 ) 11 .40
R-5 shares
2021(b) 13 .66 0 .19 3 .64 3 .83 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 16 .91
2020 13 .80 0 .21 0 .46 0 .67 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 13 .66
2019 13 .05 0 .23 1 .26 1 .49 ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 13 .80
2018 13 .49 0 .24 ( 0 .23 ) 0 .01 ( 0 .26 ) ( 0 .19 ) ( 0 .45 ) 13 .05
2017 11 .45 0 .14 2 .32 2 .46 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 13 .49
2016 11 .89 0 .11 ( 0 .07 ) 0 .04 ( 0 .13 ) ( 0 .35 ) ( 0 .48 ) 11 .45

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
28 .66% (c) $ 582,236 0 .02% (d) 2 .63% (d) 30 .7% (d)
5 .07 421,577 0 .02 1 .81 28 .0
12 .89 375,813 0 .02 1 .97 15 .5
0 .18 314,540 0 .02 2 .17 19 .6
22 .54 301,677 0 .03 1 .41 39 .4
0 .61 234,603 0 .04 1 .29 11 .5
28 .13 (c) 3,056 0 .88 (d) 1 .98 (d) 30 .7 (d)
4 .12 2,642 0 .89 1 .04 28 .0
11 .96 3,121 0 .89 1 .25 15 .5
( 0 .65 ) 3,289 0 .89 1 .32 19 .6
21 .41 3,387 0 .89 (e) 0 .50 39 .4
( 0 .20 ) 2,723 0 .90 (e) 0 .43 11 .5
28 .22 (c) 47,354 0 .57 (d) 2 .01 (d) 30 .7 (d)
4 .53 32,687 0 .58 1 .34 28 .0
12 .24 31,793 0 .58 1 .50 15 .5
( 0 .36 ) 29,942 0 .58 1 .71 19 .6
21 .81 31,997 0 .58 (e) 0 .81 39 .4
0 .16 21,628 0 .59 (e) 0 .79 11 .5
28 .38 (c) 17,712 0 .38 (d) 2 .31 (d) 30 .7 (d)
4 .69 14,221 0 .39 1 .63 28 .0
12 .53 14,729 0 .39 1 .73 15 .5
( 0 .16 ) 16,262 0 .39 1 .86 19 .6
22 .07 20,884 0 .39 (e) 0 .98 39 .4
0 .28 15,452 0 .40 (e) 0 .89 11 .5
28 .48 (c) 53,971 0 .26 (d) 2 .37 (d) 30 .7 (d)
4 .81 38,859 0 .27 1 .62 28 .0
12 .56 34,838 0 .27 1 .76 15 .5
( 0 .02 ) 33,762 0 .27 1 .71 19 .6
22 .20 24,125 0 .27 (e) 1 .13 39 .4
0 .44 28,139 0 .28 (e) 1 .02 11 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2021(b) $ 14.47 $ 0.19 $ 3.96 $ 4.15 ( $ 0.21) ( $ 0.34) ( $ 0.55) $ 18.07
2020 14.61 0.21 0.47 0.68 (0.22) (0.60) (0.82) 14.47
2019 13.68 0.22 1.36 1.58 (0.22) (0.43) (0.65) 14.61
2018 14.05 0.25 (0.27) ( 0 .02) (0.26) (0.09) (0.35) 13.68
2017 11.86 0.11 2.46 2.57 (0.13) (0.25) (0.38) 14.05
2016 12.19 0.12 (0.09) 0.03 (0.13) (0.23) (0.36) 11.86
Institutional shares
2021(b) 14.60 0.22 3.99 4.21 (0.26) (0.34) (0.60) 18.21
2020 14.72 0.25 0.49 0.74 (0.26) (0.60) (0.86) 14.60
2019 13.79 0.26 1.37 1.63 (0.27) (0.43) (0.70) 14.72
2018 14.14 0.31 (0.27) 0.04 (0.30) (0.09) (0.39) 13.79
2017 11.93 0.16 2.47 2.63 (0.17) (0.25) (0.42) 14.14
2016 12.26 0.15 (0.09) 0.06 (0.16) (0.23) (0.39) 11.93
R-1 shares
2021(b) 14.19 0.16 3.87 4.03 (0.15) (0.34) (0.49) 17.73
2020 14.32 0.14 0.45 0.59 (0.12) (0.60) (0.72) 14.19
2019 13.43 0.15 1.33 1.48 (0.16) (0.43) (0.59) 14.32
2018 13.79 0.18 (0.26) (0.08) (0.19) (0.09) (0.28) 13.43
2017 11.67 0.05 2.41 2.46 (0.09) (0.25) (0.34) 13.79
2016 12.03 0.02 (0.06) (0.04) (0.09) (0.23) (0.32) 11.67
R-3 shares
2021(b) 14.38 0.16 3.94 4.10 (0.18) (0.34) (0.52) 17.96
2020 14.52 0.17 0.48 0.65 (0.19) (0.60) (0.79) 14.38
2019 13.61 0.19 1.35 1.54 (0.20) (0.43) (0.63) 14.52
2018 13.98 0.24 (0.28) (0.04) (0.24) (0.09) (0.33) 13.61
2017 11.82 0.09 2.44 2.53 (0.12) (0.25) (0.37) 13.98
2016 12.15 0.09 (0.08) 0.01 (0.11) (0.23) (0.34) 11.82
R-4 shares
2021(b) 14.44 0.19 3.94 4.13 (0.21) (0.34) (0.55) 18.02
2020 14.57 0.24 0.44 0.68 (0.21) (0.60) (0.81) 14.44
2019 13.64 0.24 1.34 1.58 (0.22) (0.43) (0.65) 14.57
2018 14.01 0.25 (0.27) (0.02) (0.26) (0.09) (0.35) 13.64
2017 11.83 0.12 2.45 2 .57 (0.14) (0.25) (0.39) 14.01
2016 12.16 0.13 (0.10) 0.03 (0.13) (0.23) (0.36) 11.83
R-5 shares
2021(b) 14.48 0.20 3.95 4.15 (0.22) (0.34) (0.56) 18.07
2020 14.61 0.20 0.50 0.70 (0.23) (0.60) (0.83) 14.48
2019 13.69 0.24 1.35 1.59 (0.24) (0.43) (0.67) 14.61
2018 14.05 0.24 (0.24) – (0.27) (0.09) (0.36) 13.69
2017 11.86 0.15 2.43 2.58 (0.14) (0.25) (0.39) 14.05
2016 12.19 0.13 (0.10) 0.03 (0.13) (0.23) (0.36) 11.86

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29.05% (c),(d) $ 16,735 0.38% (e),(f) 0.47% (e),(g) 2.24% (e) 33.1% (e)
4.61 (d) 11,740 0.38 (f) 0.58 (g) 1.49 22.9
12.54 (d) 10,924 0.38 (f) 0.64 (g) 1.58 12.6
(0.24) (d) 8,891 0.38 (f) 0.57 (g) 1.76 24.0
22.22 (d) 8,481 0.38 (f) – 0.87 34.2
0.26 (d) 5,164 0.39 (f) – 1.06 15.2
29.24 (c) 544,433 0.02 (e) – 2.61 (e) 33.1 (e)
5.02 385,276 0.02 – 1.75 22.9
12.88 319,472 0.03 (h) – 1.87 12.6
0.19 244,280 0.03 (h) – 2.16 24.0
22.63 215,561 0.04 (h) – 1.25 34.2
0.51 131,082 0.05 (h) – 1.25 15.2
28.76 (c) 2,376 0.89 (e) – 1.96 (e) 33.1 (e)
4.08 1,935 0.89 – 1.02 22.9
11.91 2,165 0.89 – 1.13 12.6
(0.67) 1,651 0.89 (h) – 1.27 24.0
21.59 1,705 0.89 (h) – 0.41 34.2
(0.32) 1,099 0.91 (h) – 0.20 15.2
28.91 (c) 22,131 0.58 (e) – 1.98 (e) 33.1 (e)
4.45 14,091 0.58 – 1.23 22.9
12.27 12,016 0.58 – 1.40 12.6
(0.38) 10,034 0.58 (h) – 1.65 24.0
21.88 9,160 0.58 (h) – 0.69 34.2
0.07 5,126 0.60 (h) – 0.78 15.2
28.97 (c) 8,000 0.39 (e) – 2.24 (e) 33.1 (e)
4.67 5,851 0.39 – 1.72 22.9
12.53 6,603 0.39 – 1.72 12.6
(0.25) 6,285 0.39 (h) – 1.77 24.0
22.23 7,153 0.39 (h) – 0.95 34.2
0.25 4,573 0.41 (h) – 1.08 15.2
29.09 (c) 30,775 0.27 (e) – 2.35 (e) 33.1 (e)
4.76 20,854 0.27 – 1.46 22.9
12.62 16,867 0.27 – 1.73 12.6
(0.07) 14,963 0.27 (h) – 1.66 24.0
22.33 10,987 0.27 (h) – 1.14 34.2
0.31 7,534 0.29 (h) – 1.11 15.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2021(b) $ 11 .33 $ 0 .15 $ 3 .16 $ 3 .31 ( $ 0 .19 ) ( $ 0 .13 ) ( $ 0 .32 ) $ 14 .32
2020 11 .19 0 .14 0 .44 0 .58 ( 0 .19 ) ( 0 .25 ) ( 0 .44 ) 11 .33
2019 10 .25 0 .17 1 .08 1 .25 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .19
2018 10 .45 0 .02 ( 0 .02 ) – ( 0 .20 ) – ( 0 .20 ) 10 .25
2017(f) 10 .00 – 0 .45 0 .45 – – – 10 .45
R-1 shares
2021(b) 11 .17 0 .05 3 .15 3 .20 ( 0 .12 ) ( 0 .13 ) ( 0 .25 ) 14 .12
2020 11 .05 0 .29 0 .19 0 .48 ( 0 .11 ) ( 0 .25 ) ( 0 .36 ) 11 .17
2019 10 .16 0 .10 1 .06 1 .16 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 11 .05
2018 10 .43 ( 0 .04 ) ( 0 .03 ) ( 0 .07 ) ( 0 .20 ) – ( 0 .20 ) 10 .16
2017(f) 10 .00 ( 0 .01 ) 0 .44 0 .43 – – – 10 .43
R-3 shares
2021(b) 11 .21 0 .12 3 .13 3 .25 ( 0 .11 ) ( 0 .13 ) ( 0 .24 ) 14 .22
2020 11 .10 0 .11 0 .40 0 .51 ( 0 .15 ) ( 0 .25 ) ( 0 .40 ) 11 .21
2019 10 .20 0 .13 1 .05 1 .18 ( 0 .16 ) ( 0 .12 ) ( 0 .28 ) 11 .10
2018 10 .44 ( 0 .02 ) ( 0 .02 ) ( 0 .04 ) ( 0 .20 ) – ( 0 .20 ) 10 .20
2017(f) 10 .00 – 0 .44 0 .44 – – – 10 .44
R-4 shares
2021(b) 11 .25 0 .15 3 .11 3 .26 ( 0 .16 ) ( 0 .13 ) ( 0 .29 ) 14 .22
2020 11 .13 0 .17 0 .36 0 .53 ( 0 .16 ) ( 0 .25 ) ( 0 .41 ) 11 .25
2019 10 .22 0 .15 1 .06 1 .21 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 11 .13
2018 10 .44 0 .01 ( 0 .03 ) ( 0 .02 ) ( 0 .20 ) – ( 0 .20 ) 10 .22
2017(f) 10 .00 – 0 .44 0 .44 – – – 10 .44
R-5 shares
2021(b) 11 .27 0 .15 3 .14 3 .29 ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 14 .26
2020 11 .16 0 .06 0 .48 0 .54 ( 0 .18 ) ( 0 .25 ) ( 0 .43 ) 11 .27
2019 10 .24 0 .14 1 .09 1 .23 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .16
2018 10 .44 0 .01 ( 0 .01 ) – ( 0 .20 ) – ( 0 .20 ) 10 .24
2017(f) 10 .00 – 0 .44 0 .44 – – – 10 .44

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
29 .50% (c) $ 55,680 0 .08% (d) ,(e) 2 .32% (d) 35 .2% (d)
5 .15 26,561 0 .08 (e) 1 .28 55 .1
12 .82 11,938 0 .10 (e) 1 .57 51 .6
( 0 .08 ) 7,146 0 .10 (e) 0 .23 195 .7
4 .50 (c) 10 0 .10 (d) ,(e) 0 .24 (d) 0 .0 (d)
28 .90 (c) 190 0 .92 (d) ,(e) 0 .75 (d) 35 .2 (d)
4 .34 58 0 .93 (e) 2 .64 55 .1
11 .93 136 0 .93 (e) 0 .93 51 .6
( 0 .76 ) 109 0 .93 (e) ( 0 .36 ) 195 .7
4 .30 (c) 10 0 .93 (d) ,(e) ( 0 .59 ) (d) 0 .0 (d)
29 .24 (c) 2,975 0 .61 (d) ,(e) 1 .85 (d) 35 .2 (d)
4 .55 1,590 0 .62 (e) 1 .00 55 .1
12 .19 2,256 0 .62 (e) 1 .29 51 .6
( 0 .46 ) 1,565 0 .62 (e) ( 0 .23 ) 195 .7
4 .40 (c) 10 0 .62 (d) ,(e) ( 0 .28 ) (d) 0 .0 (d)
29 .26 (c) 1,099 0 .42 (d) ,(e) 2 .23 (d) 35 .2 (d)
4 .73 505 0 .43 (e) 1 .55 55 .1
12 .48 427 0 .43 (e) 1 .39 51 .6
( 0 .27 ) 339 0 .43 (e) 0 .14 195 .7
4 .40 (c) 10 0 .43 (d) ,(e) ( 0 .09 ) (d) 0 .0 (d)
29 .46 (c) 3,523 0 .30 (d) ,(e) 2 .28 (d) 35 .2 (d)
4 .81 1,898 0 .31 (e) 0 .52 55 .1
12 .60 711 0 .31 (e) 1 .37 51 .6
( 0 .08 ) 469 0 .31 (e) 0 .07 195 .7
4 .40 (c) 10 0 .31 (d) ,(e) 0 .03 (d) 0 .0 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Period from September 6, 2017, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2021(b) $ 11.75 $ 0.41 $ 0.93 $ 1.34 ( $ 0.48) ( $ 0.09) ( $ 0.57) $ 12.52
2020 11.39 0.21 0.48 0.69 (0.26) (0.07) ( 0 .33) 11.75
2019 10.63 0.18 0.80 0.98 (0.14) (0.08) (0.22) 11.39
2018(h) 10.79 0.03 ( 0 .19) (0.16) – – – 10.63
Institutional shares
2021(b) 11.80 0.45 0.89 1.34 (0.50) (0.09) (0.59) 12.55
2020 11.42 0.28 0.45 0.73 (0.28) (0.07) (0.35) 11.80
2019 10.65 0.26 0.74 1.00 (0.15) (0.08) ( 0 .23) 11.42
2018 10.96 0.26 (0.31) (0.05) (0.22) (0.04) (0.26) 10.65
2017 10.06 0.16 0.94 1.10 (0.17) (0.03) (0.20) 10.96
2016 9.86 0.16 0.19 0.35 (0.15) – (0.15) 10.06
R-6 shares
2021(b) 11.82 0.47 0.89 1.36 (0.51) (0.09) (0.60) 12.58
2020 11.44 0.27 0.46 0.73 (0.28) (0.07) (0.35) 11.82
2019 10.66 0.14 0.87 1.01 (0.15) (0.08) (0.23) 11.44
2018 10.98 0.11 (0.17) (0.06) (0.22) (0.04) (0.26) 10.66
2017 10.06 0.06 1.06 1.12 (0.17) (0.03) (0.20) 10.98
2016 9.86 0.19 0.16 0.35 (0.15) – (0.15) 10.06

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11.60% (c),(d) $ 42,481 0.24% (e),(f) 0.26% (e),(g) 6.77% (e) 25.1% (e)
6.21 (d) 29,710 0.28 (f) 0.31 (g) 1.84 32.4
9.44 (d) 19,129 0.30 (f) 0.44 (g) 1.67 31.5
(1.48) (c),(d) 7,117 0.30 (e),(f) 1.32 (e),(g) 0.42 (e) 40.9 (e)
11.57 (c) 22,981 0.05 (e),(i) – 7.35 (e) 25.1 (e)
6.54 19,501 0.05 (i) – 2.46 32.4
9.63 22,269 0.05 (i) – 2.41 31.5
(0.56) 29,429 0.05 (i) – 2.34 40.9
11.12 31,809 0.05 (i) – 1.50 49.3
3.67 12,207 0.05 (i) – 1.62 27.7
11.66 (c) 62,906 0.02 (e),(i) – 7.59 (e) 25.1 (e)
6.55 56,576 0.02 (i) – 2.34 32.4
9.73 61,079 0.02 (i) – 1.32 31.5
(0.65) 14,245 0.02 (i) – 1.04 40.9
11.32 1,925 0.02 (i) – 0.60 49.3
3.67 11 0.02 (i) – 1.92 27.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2021(b) $ 11.92 $ 0.42 $ 1.24 $ 1.66 ( $ 0.47) ( $ 0.11) ( $ 0.58) $ 13.00
2020 11.54 0.20 0.53 0.73 (0.26) (0.09) ( 0 .35) 11.92
2019 10.85 0.16 0.87 1.03 (0.18) (0.16) (0.34) 11.54
2018(h) 11.04 0.02 ( 0 .21) (0.19) – – – 10.85
Institutional shares
2021(b) 11.97 0.43 1.25 1.68 (0.48) (0.11) (0.59) 13.06
2020 11.59 0.33 0.41 0.74 (0.27) (0.09) (0.36) 11.97
2019 10.88 0.26 0.79 1.05 (0.18) (0.16) (0.34) 11.59
2018 11.21 0.28 (0.33) (0.05) (0.23) (0.05) (0.28) 10.88
2017 10.11 0.16 1.15 1.31 (0.18) (0.03) (0.21) 11.21
2016 9.93 0.15 0.19 0.34 (0.16) – (0.16) 10.11
R-6 shares
2021(b) 11 .97 0.46 1.23 1.69 (0.49) (0.11) (0.60) 13.06
2020 11.59 0.26 0.49 0.75 (0.28) (0.09) (0.37) 11.97
2019 10.88 0.12 0.94 1.06 (0.19) (0.16) (0.35) 11.59
2018 11.22 0.10 (0.15) (0.05) (0.24) (0.05) (0.29) 10.88
2017 10.11 0.05 1.27 1.32 (0.18) (0.03) (0.21) 11.22
2016 9.92 0.19 0.16 0.35 (0.16) – (0.16) 10.11

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
14.18% (c),(d) $ 127,593 0.19% (e),(f) 0.21% (e),(g) 6.64% (e) 24.2% (e)
6.38 (d) 87,239 0.20 (f) 0.23 (g) 1.71 26.7
9.89 (d) 44,553 0.28 (f) 0.31 (g) 1.42 21.4
(1.72) (c),(d) 12,536 0.30 (e),(f) 1.07 (e),(g) 0.27 (e) 33.7 (e)
14.29 (c) 60,145 0.05 (e),(i) – 6.75 (e) 24.2 (e)
6.50 49,188 0.05 (i) – 2.83 26.7
10.11 81,108 0.05 (i) – 2.34 21.4
(0.50) 94,427 0.05 (i) – 2.45 33.7
13.24 113,534 0.05 (i) – 1.49 20.6
3.48 43,541 0.05 (i) – 1.51 14.7
14.33 (c) 235,730 0.02 (e),(i) – 7.27 (e) 24.2 (e)
6.53 212,655 0.02 (i) – 2.28 26.7
10.16 205,364 0.02 (i) – 1.04 21.4
(0.57) 35,759 0.02 (i) – 0.94 33.7
13.34 7,123 0.02 (i) – 0.46 20.6
3.58 11 0.02 (i) – 1.90 14.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2021(b) $ 12.20 $ 0.41 $ 1.64 $ 2.05 ( $ 0.46) ( $ 0.09) ( $ 0.55) $ 13.70
2020 11.84 0.20 0.55 0.75 (0.26) (0.13) ( 0 .39) 12.20
2019 11.10 0.16 0.92 1.08 (0.19) (0.15) (0.34) 11.84
2018(h) 11.33 0.01 ( 0 .24) (0.23) – – – 11.10
Institutional shares
2021(b) 12.24 0.43 1.64 2.07 (0.47) (0.09) (0.56) 13.75
2020 11.88 0.28 0.48 0.76 (0.27) (0.13) (0.40) 12.24
2019 11.12 0.25 0.86 1.11 (0.20) (0.15) (0.35) 11.88
2018 11.44 0.26 (0.31) (0.05) (0.24) (0.03) (0.27) 11.12
2017 10.12 0.12 1.40 1.52 (0.18) (0.02) (0.20) 11.44
2016 9.97 0.10 0.23 0.33 (0.17) (0.01) (0.18) 10.12
R-6 shares
2021(b) 12.25 0.45 1.63 2.08 (0.48) (0.09) (0.57) 13.76
2020 11.89 0.25 0.51 0.76 (0.27) (0.13) (0.40) 12.25
2019 11.13 0.13 0.98 1.11 (0.20) (0.15) (0.35) 11.89
2018 11.45 0.13 (0.18) (0.05) (0.24) (0.03) (0.27) 11 .13
2017 10.13 0.04 1.48 1.52 (0.18) (0.02) (0.20) 11.45
2016 9.97 0.18 0.16 0.34 (0.17) ( 0 .01) (0.18) 10.13

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
17.07% (c),(d) $ 150,033 0.19% (e),(f) 0.21% (e),(g) 6.22% (e) 23.1% (e)
6.36 (d) 95,483 0.20 (f) 0.23 (g) 1.70 18.6
10.24 (d) 48,991 0.28 (f) 0.31 (g) 1.42 22.5
(2.03) (c),(d) 13,840 0.30 (e),(f) 0.84 (e),(g) 0.09 (e) 23.3 (e)
17.20 (c) 74,141 0.05 (e),(i) – 6.59 (e) 23.1 (e)
6.46 58,524 0.05 (i) – 2.38 18.6
10.48 63,839 0.05 (i) – 2.17 22.5
(0.53) 75,318 0.05 (i) – 2.25 23.3
15.19 77,660 0.05 (i) – 1.10 18.3
3.32 12,863 0.05 (i) – 0.98 25.5
17.22 (c) 200,534 0.02 (e),(i) – 6.88 (e) 23.1 (e)
6.49 161,907 0 .02 (i) – 2.11 18.6
10.52 129,870 0.02 (i) – 1.13 22.5
(0.53) 35,044 0.02 (i) – 1.13 23.3
15.17 11,946 0.02 (i) – 0.33 18.3
3.42 11 0.02 (i) – 1.86 25.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2021(b) $ 12.32 $ 0.42 $ 1.96 $ 2.38 ( $ 0.45) ( $ 0.13) ( $ 0.58) $ 14.12
2020 11.99 0.19 0.57 0.76 (0.25) (0.18) ( 0 .43) 12.32
2019 11.25 0.14 0.99 1.13 (0.21) (0.18) (0.39) 11.99
2018(h) 11.53 – (0.28) (0.28) – – – 11.25
Institutional shares
2021(b) 12.38 0.42 1.99 2.41 (0.46) (0.13) (0.59) 14.20
2020 12.04 0.35 0.44 0.79 (0.27) (0.18) (0.45) 12.38
2019 11.27 0.24 0.92 1.16 (0.21) (0.18) ( 0 .39) 12.04
2018 11.62 0.27 (0.33) (0.06) (0.24) (0.05) (0.29) 11.27
2017 10.16 0.15 1.54 1.69 (0.19) (0.04) (0.23) 11.62
2016 9.99 0.14 0.19 0.33 (0.16) – (0.16) 10.16
R-6 shares
2021(b) 12.37 0.45 1.96 2.41 (0.46) (0.13) (0.59) 14.19
2020 12.03 0.26 0.53 0.79 (0.27) (0.18) (0.45) 12.37
2019 11.27 0.13 1.03 1.16 (0.22) (0.18) (0.40) 12.03
2018 11.62 0.09 (0.15) (0.06) (0.24) (0.05) (0.29) 11.27
2017 10.16 0.03 1.66 1.69 (0.19) (0.04) (0.23) 11.62
2016 9.99 0.18 0.15 0.33 (0.16) – (0.16) 10.16

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19.64% (c),(d) $ 121,554 0.19% (e),(f) 0.21% (e),(g) 6.18% (e) 22.0% (e)
6.42 (d) 78,987 0.22 (f) 0.25 (g) 1.60 26.7
10.56 (d) 40,498 0.30 (f) 0.37 (g) 1.25 16.3
(2.43) (c),(d) 11,583 0.30 (e),(f) 1.09 (e),(g) (0.04) (e) 25.9 (e)
19.81 (c) 84,055 0.05 (e),(i) – 6.14 (e) 22.0 (e)
6.64 60,462 0.05 (i) – 2.92 26.7
10.88 93,111 0.05 (i) – 2.14 16.3
(0.56) 93,545 0.05 (i) – 2.31 25.9
16.98 105,598 0.05 (i) – 1.38 20.5
3.41 45,779 0.05 (i) – 1.42 12.1
19.86 (c) 247,376 0.02 (e),(i) – 6.63 (e) 22.0 (e)
6.67 194,059 0.02 (i) – 2.15 26.7
10.83 161,196 0.02 (i) – 1.15 16.3
(0.55) 53,746 0.02 (i) – 0.79 25.9
16.98 11,772 0.02 (i) – 0.24 20.5
3.41 11 0.02 (i) – 1.79 12.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2021(b) $ 12.56 $ 0.39 $ 2.34 $ 2.73 ( $ 0.42) ( $ 0.11) ( $ 0.53) $ 14.76
2020 12.28 0.18 0.55 0.73 (0.26) (0.19) ( 0 .45) 12.56
2019 11.49 0.14 1.07 1.21 (0.21) (0.21) (0.42) 12.28
2018(h) 11.78 – (0.29) (0.29) – – – 11.49
Institutional shares
2021(b) 12.62 0.41 2.36 2.77 (0.44) (0.11) (0.55) 14.84
2020 12.33 0.28 0.47 0.75 (0.27) (0.19) (0.46) 12.62
2019 11.51 0.22 1.02 1.24 (0.21) (0.21) (0.42) 12.33
2018 11.83 0.27 (0.32) (0.05) (0.23) (0.04) (0.27) 11.51
2017 10.18 0.12 1.74 1.86 ( 0 .18) (0.03) (0.21) 11.83
2016 10.02 0.10 0.22 0.32 (0.16) – (0.16) 10.18
R-6 shares
2021(b) 12.64 0 .42 2.34 2.76 (0.44) (0.11) (0.55) 14.85
2020 12.35 0.25 0.51 0.76 (0.28) (0.19) (0.47) 12.64
2019 11.53 0.14 1.10 1.24 (0.21) (0.21) (0.42) 12.35
2018 11.84 0.14 (0.18) (0.04) (0.23) (0.04) (0.27) 11.53
2017 10.18 0.02 1.85 1.87 (0.18) (0.03) (0.21) 11.84
2016 10.02 0.17 0.15 0.32 (0.16) – (0.16) 10 .18

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
22.09% (c),(d) $ 100,636 0.21% (e),(f) 0.23% (e),(g) 5.53% (e) 17.3% (e)
5.94 (d) 60,829 0.24 (f) 0.27 (g) 1.51 14.3
11.12 (d) 29,770 0.30 (f) 0.40 (g) 1.16 17.4
(2.46) (c),(d) 8,266 0.30 (e),(f) 1.65 (e),(g) 0.00 (e) 13.7 (e)
22.28 (c) 74,324 0.05 (e),(i) – 5.82 (e) 17.3 (e)
6.15 54,018 0.05 (i) – 2.31 14.3
11.42 54,756 0.05 (i) – 1.90 17.4
(0.45) 54,606 0.05 (i) – 2.22 13.7
18.52 56,993 0.05 (i) – 1.05 21.7
3.29 9,871 0.05 (i) – 1.04 24.6
22.20 (c) 168,069 0.02 (e),(i) – 5.99 (e) 17.3 (e)
6.17 124,836 0.02 (i) – 2.05 14.3
11.45 94,420 0.02 (i) – 1.17 17.4
(0.36) 33,325 0.02 (i) – 1.12 13.7
18.62 12,166 0.02 (i) – 0.17 21.7
3.29 11 0.02 (i) – 1.71 24.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2021(b) $ 12.58 $ 0.35 $ 2.63 $ 2.98 ( $ 0.38) ( $ 0.14) ( $ 0.52) $ 15.04
2020 12.34 0.19 0.51 0.70 (0.25) (0.21) ( 0 .46) 12.58
2019 11.59 0.11 1.10 1.21 (0.21) (0.25) (0.46) 12.34
2018(h) 11.91 – (0.32) (0.32) – – – 11.59
Institutional shares
2021(b) 12.64 0.36 2.65 3.01 (0.40) (0.14) (0.54) 15.11
2020 12.40 0.34 0.38 0.72 (0.27) (0.21) (0.48) 12.64
2019 11.62 0.23 1.02 1.25 (0.22) (0.25) (0.47) 12.40
2018 11.94 0.27 (0.31) (0.04) (0.23) (0.05) (0.28) 11.62
2017 10.20 0.14 1.84 1.98 ( 0 .18) (0.06) (0.24) 11.94
2016 10.04 0.13 0.19 0.32 (0.16) – (0.16) 10.20
R-6 shares
2021(b) 12.66 0.38 2.64 3.02 (0.40) (0.14) (0.54) 15.14
2020 12.41 0.25 0.48 0.73 (0.27) (0.21) (0.48) 12.66
2019 11.63 0.12 1.13 1.25 (0.22) (0.25) (0.47) 12.41
2018 11.96 0.15 (0.20) (0.05) (0.23) (0.05) (0.28) 11.63
2017 10.20 0.02 1.98 2.00 (0.18) (0.06) (0.24) 11.96
2016 10.04 0.17 0.15 0.32 (0.16) – (0.16) 10.20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
24.04% (c),(d) $ 77,519 0.22% (e),(f) 0.24% (e),(g) 4.90% (e) 19.6% (e)
5.74 (d) 49,746 0.26 (f) 0.29 (g) 1.60 22.5
11.18 (d) 26,552 0.30 (f) 0.42 (g) 0.94 14.9
(2.69) (c),(d) 6,882 0.30 (e),(f) 1.71 (e),(g) (0.03) (e) 15.1 (e)
24.16 (c) 61,730 0.05 (e),(i) – 5.14 (e) 19.6 (e)
5.86 44,657 0.05 (i) – 2.75 22.5
11.49 65,024 0.05 (i) – 1.96 14.9
(0.38) 65,042 0.05 (i) – 2.18 15.1
19.80 66,565 0.05 (i) – 1.22 21.0
3.27 23,771 0.05 (i) – 1.36 13.0
24.24 (c) 182,990 0.02 (e),(i) – 5.38 (e) 19.6 (e)
5.97 137,469 0.02 (i) – 2.08 22.5
11.52 112,973 0.02 (i) – 1.04 14.9
(0.46) 36,294 0.02 (i) – 1.19 15.1
19.99 15,856 0.02 (i) – 0.15 21.0
3.27 11 0.02 (i) – 1.70 13.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2021(b) $ 12.71 $ 0.33 $ 2.91 $ 3.24 ( $ 0.35) ( $ 0.12) ( $ 0.47) $ 15.48
2020 12.46 0.18 0.52 0.70 (0.25) (0.20) ( 0 .45) 12.71
2019 11.72 0.10 1.12 1.22 (0.21) (0.27) (0.48) 12.46
2018(h) 12.05 (0.01) (0.32) (0.33) – – – 11.72
Institutional shares
2021(b) 12.77 0.34 2.93 3.27 (0.37) (0.12) (0.49) 15.55
2020 12.51 0.28 0.45 0.73 (0.27) (0.20) (0.47) 12.77
2019 11.74 0.21 1.05 1.26 (0.22) (0.27) (0.49) 12.51
2018 12.05 0.25 (0.29) (0.04) (0.23) (0.04) (0.27) 11.74
2017 10.18 0.10 1.98 2.08 (0.18) (0.03) (0.21) 12.05
2016 10.03 0.11 0.20 0.31 (0.16) – (0.16) 10.18
R-6 shares
2021(b) 12 .79 0.36 2.91 3.27 (0.37) (0.12) (0.49) 15.57
2020 12.53 0.24 0.49 0.73 (0.27) (0.20) (0.47) 12.79
2019 11.75 0.11 1.16 1.27 (0.22) (0.27) (0.49) 12.53
2018 12.06 0.12 (0.16) (0.04) (0.23) (0.04) (0.27) 11.75
2017 10.18 0.01 2.08 2.09 (0.18) (0.03) (0.21) 12.06
2016 10.03 0.17 0.14 0.31 (0.16) – (0.16) 10.18

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
25.84% (c),(d) $ 48,798 0.26% (e),(f) 0.28% (e),(g) 4.52% (e) 15.1% (e)
5.58 (d) 30,151 0.30 (f) 0.35 (g) 1.46 14.5
11.20 (d) 14,776 0.30 (f) 0.60 (g) 0.84 17.7
(2.74) (c),(d) 3,288 0.30 (e),(f) 3.08 (e),(g) (0.10) (e) 12.0 (e)
25.99 (c) 52,268 0.05 (e),(i) – 4.71 (e) 15.1 (e)
5.80 36,546 0.05 (i) – 2.30 14.5
11.53 38,651 0.05 (i) – 1.80 17.7
(0.39) 37,700 0.05 (i) – 2.07 12.0
20.74 37,570 0.05 (i) – 0.89 19.8
3.18 6,226 0.05 (i) – 1.10 11.4
25.98 (c) 115,450 0.02 (e),(i) – 4.90 (e) 15.1 (e)
5.81 82,272 0.02 (i) – 1.95 14.5
11.62 59,532 0.02 (i) – 0.94 17.7
(0.39) 17,071 0.02 (i) – 0.99 12.0
20.84 5,895 0.02 (i) – 0.11 19.8
3.18 11 0.02 (i) – 1.73 11.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2021(b) $ 12.73 $ 0.30 $ 3.08 $ 3.38 ( $ 0.32) ( $ 0.14) ( $ 0.46) $ 15.65
2020 12.56 0.17 0.51 0.68 (0.25) (0.26) ( 0 .51) 12.73
2019 11.79 0.11 1.12 1.23 (0.22) (0.24) (0.46) 12.56
2018(h) 12.12 (0.01) (0.32) (0.33) – – – 11.79
Institutional shares
2021(b) 12.77 0.32 3.09 3.41 (0.34) (0.14) (0.48) 15.70
2020 12.59 0.36 0.34 0.70 (0.26) (0.26) (0.52) 12.77
2019 11.79 0.22 1.05 1.27 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.24 (0.28) (0.04) (0.23) (0.06) (0.29) 11.79
2017 10.21 0.13 2.04 2.17 (0.19) (0.07) (0.26) 12.12
2016 10.06 0.14 0.17 0.31 (0.16) – (0.16) 10.21
R-6 shares
2021(b) 12 .78 0.33 3.08 3.41 (0.34) (0.14) (0.48) 15.71
2020 12.59 0.23 0.49 0.72 (0.27) (0.26) (0.53) 12.78
2019 11.80 0.11 1.15 1.26 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.10 (0.13) (0.03) (0.23) (0.06) (0.29) 11.80
2017 10.21 0.01 2.16 2.17 (0.19) (0.07) (0.26) 12.12
2016 10.06 0.17 0.14 0.31 (0.16) – (0.16) 10.21

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
26.88% (c),(d) $ 40,560 0.29% (e),(f) 0.31% (e),(g) 4.15% (e) 17.0% (e)
5.36 (d) 25,905 0.30 (f) 0.40 (g) 1.39 26.5
11.25 (d) 12,754 0.30 (f) 0.69 (g) 0.95 12.6
(2.72) (c),(d) 3,239 0.30 (e),(f) 3.46 (e),(g) (0.12) (e) 12.1 (e)
27.07 (c) 40,084 0.05 (e),(i) – 4.37 (e) 17.0 (e)
5.58 28,345 0.05 (i) – 2.87 26.5
11.60 44,432 0.05 (i) – 1.88 12.6
(0.38) 38,809 0.05 (i) – 1.95 12.1
21.60 35,207 0.05 (i) – 1.17 18.3
3.16 12,592 0.05 (i) – 1.40 12.2
27.09 (c) 92,192 0.02 (e),(i) – 4.54 (e) 17.0 (e)
5.68 64,444 0.02 (i) – 1.91 26.5
11.52 45,364 0.02 (i) – 0.95 12.6
(0.30) 13,369 0.02 (i) – 0.81 12.1
21.60 3,207 0.02 (i) – 0.12 18.3
3.16 11 0.02 (i) – 1.71 12.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2021(b) $ 12.86 $ 0.27 $ 3.28 $ 3.55 ( $ 0.30) ( $ 0.13) ( $ 0.43) $ 15.98
2020 12.67 0.17 0.45 0.62 (0.25) (0.18) ( 0 .43) 12.86
2019 11.91 0.09 1.16 1.25 (0.23) (0.26) (0.49) 12.67
2018(h) 12.27 (0.01) ( 0 .35) (0.36) – – – 11.91
Institutional shares
2021(b) 12.92 0.29 3.30 3.59 (0.33) (0.13) (0.46) 16.05
2020 12.71 0.29 0.37 0.66 (0.27) (0.18) (0.45) 12.92
2019 11.93 0.20 1.08 1.28 (0.24) (0.26) (0.50) 12.71
2018 12.23 0.24 (0.27) (0.03) (0.23) (0.04) (0.27) 11.93
2017 10.22 0.09 2.12 2.21 (0.18) (0.02) (0.20) 12.23
2016 10.06 0.08 0.24 0.32 (0.16) – (0.16) 10.22
R-6 shares
2021(b) 12 .94 0.32 3.27 3.59 (0.33) (0.13) (0.46) 16.07
2020 12.72 0.22 0.45 0.67 (0.27) (0.18) (0.45) 12.94
2019 11.94 0.09 1.19 1.28 (0.24) (0.26) (0.50) 12.72
2018 12.24 0.09 (0.12) (0.03) (0.23) (0.04) (0.27) 11.94
2017 10.23 0.02 2.19 2.21 (0.18) (0.02) (0.20) 12.24
2016 10.06 0.17 0.16 0.33 (0.16) – (0.16) 10.23

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
27.95% (c),(d) $ 15,975 0.30% (e),(f) 0.49% (e),(g) 3.65% (e) 15.1% (e)
4.91 (d) 9,235 0.30 (f) 0.73 (g) 1.34 14.2
11.29 (d) 4,097 0.30 (f) 1.63 (g) 0.74 22.3
(2.93) (c),(d) 1,178 0.30 (e),(f) 10.17 (e),(g) (0.12) (e) 13.8 (e)
28.10 (c) 22,255 0.05 (e),(i) – 3.90 (e) 15.1 (e)
5.19 13,916 0.05 (i) – 2.30 14.2
11.53 14,697 0.05 (i) – 1.68 22.3
(0.30) 13,086 0.05 (i) – 1.89 13.8
22.04 10,715 0.05 (i) – 0.83 19.3
3.25 1,903 0.05 (i) – 0.81 20.1
28.06 (c) 42,284 0.02 (e),(i) – 4.28 (e) 15.1 (e)
5.26 28,721 0.02 (i) – 1.78 14.2
11.52 17,525 0.02 (i) – 0.77 22.3
(0.30) 3,741 0.02 (i) – 0.68 13.8
22.02 686 0.02 (i) – 0.18 19.3
3.35 11 0.02 (i) – 1.73 20.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2021(b) $ 12.97 $ 0.26 $ 3.40 $ 3.66 ( $ 0.30) ( $ 0.12) ( $ 0.42) $ 16.21
2020 12.81 0.14 0.49 0.63 (0.26) (0.21) (0.47) 12.97
2019 11.91 0.11 1.17 1.28 (0.24) (0.14) (0.38) 12.81
2018(h) 12.28 (0.01) (0.36) (0.37) – – – 11.91
Institutional shares
2021(b) 13.07 0.27 3.43 3.70 (0.31) (0.12) (0.43) 16.34
2020 12.87 0.30 0.38 0.68 (0.27) (0.21) (0.48) 13.07
2019 11.94 0.19 1.12 1.31 (0.24) (0.14) (0.38) 12.87
2018 12.26 0.21 (0.24) (0.03) (0.23) (0.06) (0.29) 11.94
2017 10.22 0.10 2.16 2.26 (0.18) (0.04) (0.22) 12.26
2016 10.06 0.08 0.24 0.32 (0.16) – (0.16) 10.22
R-6 shares
2021(b) 13.09 0.30 3.42 3.72 (0.31) (0.12) (0.43) 16.38
2020 12.89 0.22 0.46 0.68 (0.27) (0.21) (0.48) 13.09
2019 11.95 0.11 1.21 1.32 (0.24) (0.14) (0.38) 12.89
2018 12.28 0.04 (0.08) (0.04) (0.23) (0.06) (0.29) 11.95
2017 10.23 0.08 2.19 2.27 (0.18) (0.04) (0.22) 12.28
2016 10.06 0.17 0.16 0.33 (0.16) – (0.16) 10.23

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
28.51% (c),(d) $ 5,645 0.30% (e),(f) 1.00% (e),(g) 3.49% (e) 17.2% (e)
4.97 (d) 3,203 0.30 (f) 1.72 (g) 1.15 31.4
11.30 (d) 1,426 0.30 (f) 3.92 (g) 0.92 15.9
(3.01) (c),(d) 442 0.30 (e),(f) 19.65 (e),(g) (0.13) (e) 22.7 (e)
28.66 (c) 7,656 0.05 (e),(i) – 3.56 (e) 17.2 (e)
5.30 4,268 0.05 (i) – 2.39 31.4
11.53 5,085 0.05 (i) – 1.53 15.9
(0.31) 3,282 0.05 (i) – 1.71 22.7
22.59 1,834 0.05 (i) – 0.86 50.3
3.27 440 0.05 (i) – 0.84 21.8
28.77 (c) 15,803 0.02 (e),(i) – 3.96 (e) 17.2 (e)
5.29 9,905 0.02 (i) – 1.71 31.4
11.61 5,924 0.02 (i) – 0.93 15.9
(0.39) 1,680 0 .02 (i) – 0.30 22.7
22.67 56 0.02 (i) – 0.69 50.3
3.37 11 0.02 (i) – 1.73 21.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2021(b) $ 11.36 $ 0.23 $ 3.04 $ 3.27 ( $ 0.26) $ – ( $ 0.26) $ 14.37
2020 10.98 0.15 0.42 0.57 (0.19) – (0.19) 11 .36
2019 10.20 0.15 0.96 1.11 (0.27) (0.06) (0.33) 10.98
2018(h) 10.52 (0.01) (0.31) ( 0 .32) – – – 10.20
Institutional shares
2021(b) 11.45 0.29 3.02 3.31 (0.26) – (0.26) 14.50
2020 11.03 0.18 0.43 0.61 (0.19) – (0.19) 11.45
2019 10.22 0.12 1.02 1.14 (0.27) (0.06) (0.33) 11.03
2018 10.44 0.06 (0.08) (0.02) (0.20) – (0.20) 10.22
2017(j) 10.00 – 0.44 0.44 – – – 10.44
R-6 shares
2021(b) 11.45 0.31 3.00 3.31 (0.26) – (0.26) 14.50
2020 11.03 0.17 0.44 0.61 (0.19) – (0.19) 11.45
2019 10.22 0.01 1.13 1.14 (0.27) (0.06) (0.33) 11.03
2018 10.44 0.02 ( 0 .04) (0.02) (0.20) – (0.20) 10.22
2017(j) 10.00 – 0.44 0.44 – – – 10.44

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29.04% (c),(d) $ 3,832 0.30% (e),(f) 1.58% (e),(g) 3.46% (e) 53.5% (e)
5.18 (d) 1,550 0.30 (f) 3.26 (g) 1.34 65.7
11.42 (d) 625 0.30 (f) 7.73 (g) 1.44 143.3
(3.04) (c),(d) 397 0.30 (e),(f) 16.07 (e),(g) (0.12) (e) 14.2 (e)
29.17 (c) 582 0.05 (e),(i) – 4.35 (e) 53.5 (e)
5.52 360 0.05 (i) – 1.59 65.7
11.70 264 0.05 (i) – 1.19 143.3
(0.28) 86 0.05 (i) – 0.56 14.2
4.40 (c) 10 0.05 (e),(i) – 0.09 (e) 0.0 (e)
29.16 (c) 2,282 0.02 (e),(i) – 4.58 (e) 53.5 (e)
5.52 1,013 0.02 (i) – 1.56 65.7
11.83 (k) 434 0.02 (i) – 0.13 143.3
(0.28) 3,948 0.02 (i) – 0.17 14.2
4.40 (c) 10 0.02 (e),(i) – 0.13 (e) 0.0 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) Period from September 6, 2017, date operations commenced, through October 31, 2017.
(k) During the fiscal year ending October 31, 2019, the Class experienced a one-time gain of net $0.02/share as a result of a loss related to a large redemption and a subsequent reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2021(b) $ 11.18 $ 0.41 $ 0.38 $ 0.79 ( $ 0.50) ( $ 0.04) ( $ 0.54) $ 11.43
2020 10.84 0.19 0.45 0.64 (0.26) (0.04) ( 0 .30) 11.18
2019 10.16 0.22 0.66 0.88 (0.16) (0.04) (0.20) 10.84
2018(h) 10.26 0.05 ( 0 .15) (0.10) – – – 10.16
Institutional shares
2021(b) 11.23 0.42 0.37 0.79 (0.51) (0.04) (0.55) 11.47
2020 10.88 0.27 0.40 0.67 (0.28) (0.04) (0.32) 11.23
2019 10.17 0.28 0.64 0.92 (0.17) (0.04) (0.21) 10.88
2018 10.51 0.28 (0.37) (0.09) (0.24) (0.01) (0.25) 10.17
2017 10.04 0.17 0.44 0.61 ( 0 .13) (0.01) (0.14) 10.51
2016 9.82 0.16 0.20 0.36 (0.14) – (0.14) 10.04
R-6 shares
2021(b) 11.24 0 .47 0.34 0.81 (0.52) (0.04) (0.56) 11.49
2020 10.89 0.26 0.41 0.67 (0.28) (0.04) (0.32) 11.24
2019 10.18 0.17 0.75 0.92 (0.17) (0.04) (0.21) 10.89
2018 10.52 0.15 (0.24) (0.09) (0.24) (0.01) (0.25) 10.18
2017 10.05 0.09 0.52 0.61 (0.13) (0.01) (0.14) 10.52
2016 9.82 0.20 0.17 0.37 (0.14) – (0.14) 10.05

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.13% (c),(d) $ 27,830 0.29% (e),(f) 0.31% (e),(g) 7.30% (e) 20.3% (e)
6.01 (d) 18,439 0.30 (f) 0.43 (g) 1.72 34.6
8.82 (d) 8,310 0.30 (f) 0.72 (g) 2.07 24.1
(0.97) (c),(d) 3,029 0.30 (e),(f) 2.97 (e),(g) 0.72 (e) 58.8 (e)
7.17 (c) 15,956 0.05 (e),(i) – 7.45 (e) 20.3 (e)
6.27 12,454 0.05 (i) – 2.45 34.6
9.20 13,554 0.05 (i) – 2.67 24.1
(0.88) 14,431 0.05 (i) – 2.73 58.8
6.15 21,814 0.05 (i) – 1.70 40.7
3.79 8,773 0.05 (i) – 1.58 25.5
7.26 (c) 35,225 0.02 (e),(i) – 8.31 (e) 20.3 (e)
6.27 33,148 0.02 (i) – 2 .42 34.6
9.19 34,983 0.02 (i) – 1.62 24.1
(0.88) 8,750 0.02 (i) – 1.40 58.8
6.15 2,255 0.02 (i) – 0.86 40.7
3.90 11 0.02 (i) – 2.03 25.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2021(b) $ 12.51 $ 0.13 $ 0.75 $ 0.88 ( $ 0.22) ( $ 0.22) ( $ 0.44) $ 12.95
2020 12.43 0.25 0.43 0.68 (0.27) (0.33) (0.60) 12.51
2019 12.19 0.32 0.72 1.04 (0.30) (0.50) (0.80) 12.43
2018 12.87 0.30 (0.45) (0.15) ( 0 .30) (0.23) (0.53) 12.19
2017 12.29 0.22 0.61 0.83 (0.20) (0.05) (0.25) 12.87
2016 12.09 0 .21 0.19 0.40 (0.20) – (0.20) 12.29
Class J shares
2021(b) 12.33 0.14 0.73 0.87 (0.24) (0.22) (0.46) 12.74
2020 12.26 0.26 0.43 0.69 (0.29) (0.33) (0.62) 12.33
2019 12.03 0.33 0.72 1.05 (0.32) (0.50) (0.82) 12.26
2018 12.73 0.32 (0.46) (0.14) (0.33) (0.23) (0.56) 12.03
2017 12.15 0.24 0.61 0.85 (0.22) (0.05) (0.27) 12.73
2016 11.96 0.21 0.19 0.40 (0.21) – (0.21) 12.15
Institutional shares
2021(b) 12.41 0.16 0.73 0.89 (0.26) (0.22) (0.48) 12.82
2020 12.34 0.28 0.44 0.72 (0.32) (0.33) (0.65) 12.41
2019 12.11 0.36 0.72 1.08 (0.35) (0.50) (0.85) 12.34
2018 12.80 0.35 (0.46) (0.11) (0.35) (0.23) (0.58) 12.11
2017 12.22 0.27 0.61 0.88 (0.25) (0.05) (0.30) 12.80
2016 12.04 0.24 0.19 0 .43 (0.25) – (0.25) 12.22
R-1 shares
2021(b) 12.40 0.10 0.73 0.83 (0.15) (0.22) (0.37) 12.86
2020 12.32 0.19 0.43 0.62 (0.21) (0.33) (0.54) 12.40
2019 12.08 0.25 0.73 0.98 (0.24) (0.50) (0.74) 12.32
2018 12.77 0.23 (0.45) (0.22) (0.24) (0.23) (0.47) 12.08
2017 12.18 0.17 0.60 0.77 (0.13) (0.05) (0.18) 12.77
2016 11.97 0.14 0.19 0.33 (0.12) – (0.12) 12.18
R-3 shares
2021(b) 12.27 0.12 0.73 0.85 (0.19) (0.22) (0.41) 12.71
2020 12.20 0.22 0.42 0.64 (0.24) (0.33) (0.57) 12.27
2019 11.97 0.30 0.71 1.01 (0.28) ( 0 .50) (0.78) 12.20
2018 12.66 0.28 (0.46) (0.18) (0.28) (0.23) (0.51) 11.97
2017 12.09 0.20 0.60 0.80 (0.18) (0.05) (0.23) 12.66
2016 11.90 0.18 0.18 0.36 (0.17) – (0.17) 12.09
R-4 shares
2021(b) 12.32 0.13 0.73 0.86 (0.22) (0.22) (0.44) 12.74
2020 12.24 0.24 0.43 0.67 (0.26) (0.33) (0.59) 12.32
2019 12.00 0.31 0.73 1.04 (0.30) (0.50) (0.80) 12.24
2018 12.69 0.31 (0.47) (0.16) (0.30) (0.23) (0.53) 12.00
2017 12.12 0.23 0.60 0.83 (0.21) (0.05) (0.26) 12.69
2016 11.94 0.20 0.18 0.38 (0.20) – (0.20) 12.12
R-5 shares
2021(b) 12.39 0.14 0.74 0.88 (0.23) (0.22) (0.45) 12.82
2020 12.32 0.26 0.43 0.69 (0.29) (0.33) (0.62) 12.39
2019 12.09 0.33 0.72 1.05 (0.32) (0.50) (0.82) 12.32
2018 12.77 0.32 (0.45) (0.13) (0.32) (0.23) (0.55) 12.09
2017 12.20 0.25 0.59 0.84 (0.22) (0.05) (0.27) 12.77
2016 12.01 0.22 0.18 0.40 (0.21) – (0.21) 12.20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.06% (c),(d) $ 18,077 0.38% (e),(f) – % 2.11% (e) 50.0% (e)
5.70 (d) 16,214 0.38 (f) – 2.01 31.0
9.31 (d) 16,283 0.38 (f) – 2.63 44.8
(1.23) (d) 16,585 0.38 (f) – 2.36 22.7
6.86 (d) 21,016 0.38 (f) – 1.80 18.6
3.40 (d) 21,260 0.39 (f) – 1.73 18.2
7.08 (c),(d) 69,603 0.22 (e) ,(g) 0.24 (e),(h) 2.27 (e) 50.0 (e)
5.87 (d) 65,404 0.22 (g) 0.25 (h) 2.18 31.0
9.52 (d) 67,084 0.24 (g) 0.27 (h) 2.75 44.8
(1.17) (d) 67,011 0.22 (g) 0.25 (h) 2.56 22.7
7.17 (d) 78,254 0.20 (g) 0.23 (h) 1.97 18.6
3.42 (d) 80,677 0.26 (g) 0.29 (h) 1.80 18.2
7.24 (c) 331,535 0.02 (e) – 2.48 (e) 50.0 (e)
6.06 313,363 0.02 – 2.35 31.0
9.71 288,470 0.03 – 3.00 44.8
(0.88) 300,145 0.02 – 2.85 22.7
7.37 409,643 0.00 – 2.21 18.6
3.63 491,823 0.04 – 2.02 18.2
6.75 (c) 2,352 0.89 (e) – 1.63 (e) 50.0 (e)
5.22 2,298 0.89 – 1.55 31.0
8.74 2,935 0.89 – 2.12 44.8
(1.77) 3,303 0.89 – 1.86 22.7
6.38 3,589 0 .87 – 1.35 18.6
2.83 4,187 0.91 – 1.20 18.2
6.96 (c) 12,275 0.58 (e) – 1.94 (e) 50.0 (e)
5.45 11,439 0.58 – 1.86 31.0
9.13 13,611 0.58 – 2.59 44.8
(1.49) 18,843 0.58 – 2.24 22.7
6.74 23,715 0.56 – 1.63 18.6
3.11 26,646 0.60 – 1.48 18.2
6.98 (c) 5,210 0.39 (e) – 2.07 (e) 50.0 (e)
5.69 5,101 0.39 – 2.03 31.0
9.40 5,513 0.39 – 2.60 44.8
(1.31) 7,847 0.39 – 2.49 22.7
6.95 11,087 0.37 – 1.87 18.6
3.23 15,566 0.41 – 1.69 18.2
7.13 (c) 16,186 0.27 (e) – 2.28 (e) 50.0 (e)
5.79 16,430 0.27 – 2.14 31.0
9.42 19,181 0.27 – 2.75 44.8
(1.10) 19,665 0.27 – 2.57 22.7
7.00 25,675 0.25 – 2.02 18.6
3.43 40,472 0.29 – 1.82 18.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES FUND
Class A shares
2021(b) $ 23.53 $ 0.14 $ 6.67 $ 6.81 ( $ 0.28) ( $ 0.09) ( $ 0.37) $ 29.97
2020 28.63 0.33 (4.75) (4.42) (0.52) (0.16) (0.68) 23.53
2019 23.20 0.31 6.02 6.33 (0.33) (0.57) (0.90) 28.63
2018 23.65 0.35 0.11 0.46 (0.45) ( 0 .46) (0.91) 23.20
2017 22.80 0.23 1.46 1.69 (0.24) (0.60) (0.84) 23.65
2016 23.22 0.25 0.87 1 .12 (0.28) (1.26) (1.54) 22.80
Class C shares
2021(b) 23.08 0.04 6.54 6.58 (0.18) (0.09) (0.27) 29.39
2020 28.08 0.14 (4.67) (4.53) (0.31) (0.16) (0.47) 23.08
2019 22.77 0.11 5.91 6.02 (0.14) (0.57) (0.71) 28 .08
2018 23.23 0.17 0.10 0.27 (0.27) (0.46) (0.73) 22.77
2017 22.42 0.05 1.43 1.48 (0.07) (0.60) (0.67) 23.23
2016 22.90 0.06 0.85 0.91 (0.13) (1.26) (1.39) 22.42
Class J shares
2021(b) 22.79 0 .15 6.46 6.61 (0.30) (0.09) (0.39) 29.01
2020 27.76 0.36 (4.62) (4.26) (0.55) (0.16) (0.71) 22.79
2019 22.52 0.33 5.84 6.17 (0.36) (0.57) (0.93) 27.76
2018 22.99 0.37 0.11 0.48 (0.49) ( 0 .46) (0.95) 22.52
2017 22.19 0.26 1.42 1.68 (0.28) (0.60) (0.88) 22.99
2016 22.65 0 .28 0.84 1.12 (0.32) (1.26) (1.58) 22.19
Institutional shares
2021(b) 23.55 0.17 6.68 6.85 (0.32) (0.09) (0.41) 29.99
2020 28.66 0.42 (4.77) (4.35) (0.60) (0.16) (0.76) 23.55
2019 23.22 0.39 6.04 6.43 (0.42) (0.57) (0.99) 28.66
2018 23.67 0.43 0.12 0.55 (0.54) (0.46) (1.00) 23.22
2017 22.83 0.32 1.45 1.77 (0.33) (0.60) (0.93) 23.67
2016 23.24 0.34 0.88 1.22 (0.37) (1.26) (1.63) 22.83
R-1 shares
2021(b) 23.24 0.07 6.59 6.66 (0.22) (0.09) (0.31) 29.59
2020 28.26 0.23 (4.70) (4.47) (0.39) (0.16) (0.55) 23.24
2019 22.91 0.20 5.95 6.15 (0.23) (0.57) (0.80) 28.26
2018 23.36 0.23 0.12 0.35 (0.34) (0.46) (0.80) 22.91
2017 22.53 0.14 1.43 1.57 (0.14) (0.60) (0.74) 23.36
2016 22.98 0.14 0.86 1.00 (0.19) (1.26) (1.45) 22.53

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29.17% (c),(d) $ 306,238 1.23% (e) – % 1.03% (e) 28.4% (e)
(15.56) (d) 286,896 1.24 – 1.33 35.1
28.09 (d) 370,891 1.26 – 1.20 20.1
1.99 (d) 277,447 1.25 – 1.51 22.7
7.59 (d) 297,516 1.28 – 1.00 24.3
4.99 (d),(f) 370,306 1.25 – 1.08 24.8
28.65 (c),(d),(f) 38,248 2.00 (e) – 0.27 (e) 28.4 (e)
(16.21) (d),(f) 34,198 2.02 – 0.55 35.1
27.10 (d) 53,250 2.05 – 0.44 20.1
1.19 (d) 47,303 2.03 – 0.73 22.7
6.75 (d) 50,302 2.05 – 0.21 24.3
4.17 (d) 52,388 2.07 (g) – 0.27 24.8
29.26 (c),(d) 163,953 1.09 (e),(h) 1.11 (e),( i ) 1.16 (e) 28.4 (e)
(15.45) (d) 134,897 1.10 (h) 1.13 ( i ) 1.46 35.1
28.24 (d) 181,025 1.14 (h) 1.17 ( i ) 1.33 20.1
2.12 (d) 150,427 1.12 (h) 1.15 ( i ) 1.63 22.7
7.76 (d) 171,525 1.10 (h) 1.13 ( i ) 1.17 24.3
5.14 (d) 190,646 1.13 (h) 1.16 ( i ) 1.22 24.8
29.35 (c) 3,144,309 0.90 (e),(g) – 1.29 (e) 28.4 (e)
(15.27) 2,160,526 0.91 (g) – 1.66 35.1
28.54 2,411,326 0.91 (g) – 1.53 20.1
2.35 1,540,537 0.91 (g) – 1.83 22.7
7.96 1,686,314 0.87 (g) – 1.38 24.3
5.42 (f) 1,829,410 0.88 – 1.45 24.8
28.88 (c) 2,822 1.68 (e) – 0.53 (e) 28.4 (e)
(15 .94) 2,141 1.68 – 0.90 35.1
27.54 4,368 1.69 – 0.79 20.1
1.53 3,823 1.69 – 1.01 22.7
7.13 5,656 1.69 – 0.61 24.3
4.56 8,724 1.70 – 0.62 24.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
( i ) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES FUND
R-3 shares
2021(b) $ 22 .91 $ 0 .10 $ 6 .51 $ 6 .61 ( $ 0 .27 ) ( $ 0 .09 ) ( $ 0 .36 ) $ 29 .16
2020 27 .89 0 .29 ( 4 .63 ) ( 4 .34 ) ( 0 .48 ) ( 0 .16 ) ( 0 .64 ) 22 .91
2019 22 .62 0 .28 5 .87 6 .15 ( 0 .31 ) ( 0 .57 ) ( 0 .88 ) 27 .89
2018 23 .08 0 .31 0 .11 0 .42 ( 0 .42 ) ( 0 .46 ) ( 0 .88 ) 22 .62
2017 22 .28 0 .20 1 .42 1 .62 ( 0 .22 ) ( 0 .60 ) ( 0 .82 ) 23 .08
2016 22 .73 0 .22 0 .85 1 .07 ( 0 .26 ) ( 1 .26 ) ( 1 .52 ) 22 .28
R-4 shares
2021(b) 22 .63 0 .14 6 .41 6 .55 ( 0 .29 ) ( 0 .09 ) ( 0 .38 ) 28 .80
2020 27 .57 0 .34 ( 4 .59 ) ( 4 .25 ) ( 0 .53 ) ( 0 .16 ) ( 0 .69 ) 22 .63
2019 22 .37 0 .32 5 .80 6 .12 ( 0 .35 ) ( 0 .57 ) ( 0 .92 ) 27 .57
2018 22 .84 0 .34 0 .12 0 .46 ( 0 .47 ) ( 0 .46 ) ( 0 .93 ) 22 .37
2017 22 .06 0 .24 1 .40 1 .64 ( 0 .26 ) ( 0 .60 ) ( 0 .86 ) 22 .84
2016 22 .51 0 .27 0 .83 1 .10 ( 0 .29 ) ( 1 .26 ) ( 1 .55 ) 22 .06
R-5 shares
2021(b) 22 .68 0 .15 6 .43 6 .58 ( 0 .30 ) ( 0 .09 ) ( 0 .39 ) 28 .87
2020 27 .63 0 .37 ( 4 .59 ) ( 4 .22 ) ( 0 .57 ) ( 0 .16 ) ( 0 .73 ) 22 .68
2019 22 .42 0 .36 5 .80 6 .16 ( 0 .38 ) ( 0 .57 ) ( 0 .95 ) 27 .63
2018 22 .89 0 .38 0 .11 0 .49 ( 0 .50 ) ( 0 .46 ) ( 0 .96 ) 22 .42
2017 22 .10 0 .27 1 .41 1 .68 ( 0 .29 ) ( 0 .60 ) ( 0 .89 ) 22 .89
2016 22 .56 0 .28 0 .85 1 .13 ( 0 .33 ) ( 1 .26 ) ( 1 .59 ) 22 .10
R-6 shares
2021(b) 23 .55 0 .19 6 .66 6 .85 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 29 .98
2020 28 .66 0 .44 ( 4 .76 ) ( 4 .32 ) ( 0 .63 ) ( 0 .16 ) ( 0 .79 ) 23 .55
2019 23 .22 0 .42 6 .04 6 .46 ( 0 .45 ) ( 0 .57 ) ( 1 .02 ) 28 .66
2018 23 .67 0 .47 0 .09 0 .56 ( 0 .55 ) ( 0 .46 ) ( 1 .01 ) 23 .22
2017(g) 22 .20 0 .31 2 .09 2 .40 ( 0 .33 ) ( 0 .60 ) ( 0 .93 ) 23 .67

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
29 .07% (c) $ 42,250 1 .37% (d) 0 .78% (d) 28 .4% (d)
( 15 .66 ) 28,733 1 .37 1 .19 35 .1
27 .96 43,588 1 .38 1 .11 20 .1
1 .86 36,751 1 .38 1 .36 22 .7
7 .44 50,371 1 .38 0 .91 24 .3
4 .85 (e) 64,094 1 .39 0 .98 24 .8
29 .18 (c) 26,979 1 .18 (d) 1 .11 (d) 28 .4 (d)
( 15 .51 ) 24,909 1 .18 1 .39 35 .1
28 .20 37,265 1 .19 1 .32 20 .1
2 .04 39,574 1 .19 1 .53 22 .7
7 .63 58,157 1 .19 1 .09 24 .3
5 .12 72,515 1 .20 1 .22 24 .8
29 .26 (c) 102,511 1 .06 (d) 1 .17 (d) 28 .4 (d)
( 15 .40 ) 105,340 1 .06 1 .51 35 .1
28 .34 149,005 1 .07 1 .48 20 .1
2 .17 154,730 1 .07 1 .69 22 .7
7 .79 163,194 1 .07 1 .20 24 .3
5 .21 175,640 1 .08 1 .23 24 .8
29 .37 (c) 1,653,460 0 .80 (d) ,(f) 1 .45 (d) 28 .4 (d)
( 15 .18 ) 1,643,165 0 .81 (f) 1 .75 35 .1
28 .67 1,914,954 0 .81 (f) 1 .65 20 .1
2 .43 1,395,164 0 .83 (f) 2 .01 22 .7
11 .01 (c) 1,215,600 0 .82 (d) ,(f) 1 .42 (d) 24 .3 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.
(g) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2021(b) $ 15.64 $ 0.12 $ 2.83 $ 2.95 ( $ 0.15) ( $ 0.28) ( $ 0.43) $ 18.16
2020 15.73 0.25 0.25 0.50 (0.23) (0.36) (0.59) 15.64
2019 15.50 0.30 1.30 1.60 (0.32) (1.05) (1.37) 15.73
2018 16.63 0.36 (0.34) 0.02 (0.33) (0.82) (1.15) 15.50
2017 15.07 0.23 1.85 2.08 (0.22) (0.30) (0.52) 16.63
2016 15.87 0.22 0.17 0.39 (0.21) (0.98) (1.19) 15.07
Class C shares
2021(b) 15.36 0.06 2.77 2.83 (0.12) (0.28) (0.40) 17.79
2020 15.46 0.14 0.24 0.38 (0.12) (0.36) (0.48) 15.36
2019 15.25 0.24 1.22 1.46 (0.20) (1.05) (1.25) 15.46
2018 16.39 0.24 (0.34) (0.10) (0.22) (0.82) (1.04) 15.25
2017 14.87 0.11 1.83 1.94 (0.12) ( 0 .30) (0.42) 16.39
2016 15.68 0.11 0.16 0.27 (0.10) (0.98) (1.08) 14.87
Class J shares
2021(b) 15.05 0.13 2.72 2.85 (0.17) (0.28) (0.45) 17.45
2020 15.15 0.27 0.25 0.52 (0.26) (0.36) (0.62) 15.05
2019 14.98 0.32 1.25 1.57 (0.35) (1.05) (1.40) 15.15
2018 16.12 0.37 (0.33) 0.04 (0.36) (0.82) (1.18) 14.98
2017 14.62 0.25 1.80 2.05 (0.25) (0.30) (0.55) 16.12
2016 15 .44 0.24 0.16 0.40 (0.24) (0.98) (1.22) 14.62
Institutional shares
2021(b) 15.36 0.15 2.77 2.92 (0.18) (0.28) (0.46) 17.82
2020 15.45 0.29 0.26 0.55 (0.28) (0.36) (0.64) 15.36
2019 15.25 0.35 1.27 1.62 (0.37) (1.05) (1.42) 15.45
2018 16.39 0.41 (0.34) 0.07 (0.39) (0.82) (1.21) 15.25
2017 14.86 0.28 1.82 2 .10 (0.27) (0.30) (0.57) 16.39
2016 15.66 0.27 0.17 0.44 (0.26) (0.98) (1.24) 14.86

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19.10% (c),(d) $ 2,432,788 0.59% (e) – % 1.45% (e) 55.9% (e)
3.26 (d) 2,060,672 0.61 – 1.64 17.3
11.57 (d) 2,194,735 0.62 (f) – 1.99 13.4
0.00 (d) 1,957,610 0.61 (f) – 2.24 26.7
14.18 (d) 2,120,767 0.61 – 1.48 17.6
2.80 (d) 2,047,943 0.66 – 1.51 17.1
18.64 (c),(d) 314,571 1.36 (e) – 0.70 (e) 55.9 (e)
2.48 (d) 322,006 1.38 – 0.90 17.3
10.77 (d) 384,622 1.38 (f) – 1.62 13.4
(0.80) (d) 648,980 1.36 (f) – 1.50 26.7
13.32 (d) 738,524 1.36 – 0.74 17.6
2.03 (d) 747,750 1.40 – 0.75 17.1
19.14 (c),(d) 1,258,326 0.44 (e),(g) 0.46 (e),(h) 1.60 (e) 55.9 (e)
3.51 (d) 1,071,910 0.44 (g) 0.47 (h) 1.80 17.3
11.78 (d) 1,092,386 0.44 (g) 0.47 (h) 2.21 13.4
0.12 (d) 1,032,835 0.43 (g) 0.46 (h) 2.40 26.7
14.41 (d) 1,104,582 0.44 (g) 0.47 (h) 1.63 17.6
2.92 (d) 1,008,439 0.50 (g) 0.53 (h) 1.64 17.1
19.23 (c) 869,325 0.29 (e) – 1.77 (e) 55.9 (e)
3.66 747,015 0.30 – 1.95 17.3
11.93 778,336 0.29 (f) – 2.36 13.4
0.26 725,915 0.29 (f) – 2.58 26.7
14.56 791,221 0.28 (f) – 1.81 17.6
3.19 763,306 0.31 – 1.84 17.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
R-1 shares
2021(b) $ 15 .35 $ 0 .08 $ 2 .76 $ 2 .84 ( $ 0 .13 ) ( $ 0 .28 ) ( $ 0 .41 ) $ 17 .78
2020 15 .41 0 .17 0 .28 0 .45 ( 0 .15 ) ( 0 .36 ) ( 0 .51 ) 15 .35
2019 15 .21 0 .23 1 .26 1 .49 ( 0 .24 ) ( 1 .05 ) ( 1 .29 ) 15 .41
2018 16 .34 0 .27 ( 0 .33 ) ( 0 .06 ) ( 0 .25 ) ( 0 .82 ) ( 1 .07 ) 15 .21
2017 14 .82 0 .13 1 .83 1 .96 ( 0 .14 ) ( 0 .30 ) ( 0 .44 ) 16 .34
2016 15 .63 0 .15 0 .15 0 .30 ( 0 .13 ) ( 0 .98 ) ( 1 .11 ) 14 .82
R-3 shares
2021(b) 15 .31 0 .10 2 .76 2 .86 ( 0 .14 ) ( 0 .28 ) ( 0 .42 ) 17 .75
2020 15 .40 0 .21 0 .26 0 .47 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 15 .31
2019 15 .20 0 .28 1 .25 1 .53 ( 0 .28 ) ( 1 .05 ) ( 1 .33 ) 15 .40
2018 16 .34 0 .32 ( 0 .34 ) ( 0 .02 ) ( 0 .30 ) ( 0 .82 ) ( 1 .12 ) 15 .20
2017 14 .80 0 .19 1 .83 2 .02 ( 0 .18 ) ( 0 .30 ) ( 0 .48 ) 16 .34
2016 15 .61 0 .18 0 .17 0 .35 ( 0 .18 ) ( 0 .98 ) ( 1 .16 ) 14 .80
R-4 shares
2021(b) 15 .34 0 .12 2 .77 2 .89 ( 0 .15 ) ( 0 .28 ) ( 0 .43 ) 17 .80
2020 15 .44 0 .23 0 .26 0 .49 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 15 .34
2019 15 .23 0 .33 1 .24 1 .57 ( 0 .31 ) ( 1 .05 ) ( 1 .36 ) 15 .44
2018 16 .36 0 .35 ( 0 .33 ) 0 .02 ( 0 .33 ) ( 0 .82 ) ( 1 .15 ) 15 .23
2017 14 .84 0 .22 1 .82 2 .04 ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 16 .36
2016 15 .64 0 .22 0 .17 0 .39 ( 0 .21 ) ( 0 .98 ) ( 1 .19 ) 14 .84
R-5 shares
2021(b) 15 .33 0 .12 2 .78 2 .90 ( 0 .16 ) ( 0 .28 ) ( 0 .44 ) 17 .79
2020 15 .43 0 .25 0 .25 0 .50 ( 0 .24 ) ( 0 .36 ) ( 0 .60 ) 15 .33
2019 15 .23 0 .32 1 .26 1 .58 ( 0 .33 ) ( 1 .05 ) ( 1 .38 ) 15 .43
2018 16 .36 0 .39 ( 0 .36 ) 0 .03 ( 0 .34 ) ( 0 .82 ) ( 1 .16 ) 15 .23
2017 14 .84 0 .26 1 .80 2 .06 ( 0 .24 ) ( 0 .30 ) ( 0 .54 ) 16 .36
2016 15 .65 0 .23 0 .17 0 .40 ( 0 .23 ) ( 0 .98 ) ( 1 .21 ) 14 .84

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .71% (c) $ 2,454 1 .15% (d) 0 .93% (d) 55 .9% (d)
2 .93 2,364 1 .16 1 .16 17 .3
10 .99 2,901 1 .16 (e) 1 .53 13 .4
( 0 .54 ) 3,126 1 .16 (e) 1 .69 26 .7
13 .57 3,643 1 .16 0 .87 17 .6
2 .23 2,795 1 .19 1 .01 17 .1
18 .91 (c) 27,985 0 .84 (d) 1 .20 (d) 55 .9 (d)
3 .08 22,790 0 .85 1 .42 17 .3
11 .35 24,192 0 .85 (e) 1 .90 13 .4
( 0 .30 ) 28,330 0 .85 (e) 2 .05 26 .7
13 .95 33,162 0 .85 1 .24 17 .6
2 .57 72,364 0 .88 1 .25 17 .1
19 .06 (c) 11,671 0 .65 (d) 1 .41 (d) 55 .9 (d)
3 .20 12,631 0 .66 1 .56 17 .3
11 .58 13,455 0 .66 (e) 2 .20 13 .4
( 0 .05 ) 23,180 0 .66 (e) 2 .24 26 .7
14 .08 32,954 0 .66 1 .43 17 .6
2 .80 31,676 0 .69 1 .53 17 .1
19 .13 (c) 37,768 0 .53 (d) 1 .48 (d) 55 .9 (d)
3 .33 30,863 0 .54 1 .69 17 .3
11 .68 34,650 0 .54 (e) 2 .15 13 .4
0 .07 35,425 0 .54 (e) 2 .49 26 .7
14 .24 58,131 0 .54 1 .71 17 .6
2 .87 68,810 0 .57 1 .57 17 .1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2021(b) $ 12.17 $ 0.11 $ 1.53 $ 1.64 ( $ 0.12) ( $ 0.14) ( $ 0.26) $ 13.55
2020 12.16 0.22 0.17 0.39 (0.22) (0.16) (0.38) 12 .17
2019 11.86 0.27 0.86 1.13 (0.29) (0.54) (0.83) 12.16
2018 12.52 0.31 (0.36) (0.05) (0.29) (0.32) (0.61) 11.86
2017 11.70 0.24 0.94 1.18 (0.24) (0.12) (0.36) 12.52
2016 12.04 0.24 0.12 0.36 (0.23) (0.47) (0.70) 11.70
Class C shares
2021(b) 12.03 0.06 1.51 1.57 (0.08) (0.14) (0.22) 13.38
2020 12.02 0.14 0.16 0.30 (0.13) (0.16) (0.29) 12.03
2019 11.73 0.21 0.82 1.03 (0.20) (0.54) (0.74) 12 .02
2018 12.39 0.21 (0.35) (0.14) (0.20) (0.32) (0.52) 11.73
2017 11.58 0.15 0.93 1.08 ( 0 .15) (0.12) (0.27) 12.39
2016 11.93 0.15 0.11 0.26 (0.14) (0.47) (0.61) 11.58
Class J shares
2021(b) 11.99 0.11 1.51 1.62 (0.13) (0.14) (0.27) 13.34
2020 11.99 0.24 0.16 0.40 (0.24) (0.16) (0.40) 11.99
2019 11.71 0.30 0.83 1.13 (0.31) (0.54) (0.85) 11.99
2018 12.37 0.32 (0.35) (0.03) ( 0 .31) (0.32) (0.63) 11.71
2017 11.56 0.25 0.94 1.19 (0.26) (0.12) (0.38) 12.37
2016 11.91 0.25 0.11 0.36 (0.24) (0.47) (0.71) 11.56
Institutional shares
2021(b) 12.03 0.12 1.52 1.64 (0.14) (0.14) (0.28) 13.39
2020 12.04 0.26 0.15 0.41 (0.26) (0.16) (0.42) 12.03
2019 11.74 0.32 0.85 1.17 (0.33) ( 0 .54) (0.87) 12.04
2018 12.41 0.35 (0.37) (0.02) (0.33) (0.32) (0.65) 11.74
2017 11.59 0.28 0.94 1.22 (0.28) (0.12) (0.40) 12.41
2016 11.94 0.27 0.11 0.38 (0.26) (0.47) (0.73) 11.59

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
13.57% (c),(d) $ 623,063 0.60% (e) – % 1.65% (e) 52.5% (e)
3.28 (d) 545,903 0.61 – 1.87 19.4
10.22 (d) 553,362 0.63 (f) – 2.34 15.0
(0.51) (d) 485,084 0.62 (f) – 2.49 21.9
10.27 (d) 529,131 0.61 (f) – 1.97 21.8
3.26 (d) 512,080 0.63 (f) – 2.04 17.3
13.12 (c),(d) 127,984 1.36 (e) – 0.89 (e) 52.5 (e)
2.50 (d) 137,283 1.37 – 1.14 19.4
9.37 (d) 160,672 1.38 (f) – 1.82 15.0
(1.26) (d) 228,910 1.37 (f) – 1.76 21.9
9.47 (d) 255,601 1.36 (f) – 1.23 21.8
2.45 (d) 264,058 1.38 (f) – 1.29 17.3
13.61 (c),(d) 796,173 0.44 (e),(g) 0.47 (e),(h) 1.80 (e) 52.5 (e)
3.43 (d) 691,410 0.44 (g) 0.47 (h) 2.03 19.4
10.39 (d) 672,096 0.44 (g) 0.47 (h) 2.55 15.0
(0.33) (d) 614,770 0.43 (g) 0.46 (h) 2.67 21.9
10.50 (d) 629,439 0.44 (g) 0.47 (h) 2.12 21.8
3.34 (d) 565,441 0.50 (g) 0.53 (h) 2.16 17.3
13 .72 (c) 263,426 0.29 (e) – 1.95 (e) 52.5 (e)
3.48 239,975 0.30 – 2.20 19.4
10.70 267,892 0.30 (f) – 2.77 15.0
(0.26) 292,828 0.28 (f) – 2.86 21.9
10.73 328,354 0.28 (f) – 2.32 21.8
3.52 318,123 0.32 – 2.32 17.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
R-1 shares
2021(b) $ 11 .98 $ 0 .08 $ 1 .50 $ 1 .58 ( $ 0 .08 ) ( $ 0 .14 ) ( $ 0 .22 ) $ 13 .34
2020 11 .98 0 .15 0 .16 0 .31 ( 0 .15 ) ( 0 .16 ) ( 0 .31 ) 11 .98
2019 11 .70 0 .21 0 .84 1 .05 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 11 .98
2018 12 .36 0 .24 ( 0 .36 ) ( 0 .12 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 11 .70
2017 11 .55 0 .16 0 .95 1 .11 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 12 .36
2016 11 .90 0 .18 0 .10 0 .28 ( 0 .16 ) ( 0 .47 ) ( 0 .63 ) 11 .55
R-3 shares
2021(b) 12 .01 0 .09 1 .51 1 .60 ( 0 .11 ) ( 0 .14 ) ( 0 .25 ) 13 .36
2020 12 .01 0 .20 0 .15 0 .35 ( 0 .19 ) ( 0 .16 ) ( 0 .35 ) 12 .01
2019 11 .72 0 .25 0 .84 1 .09 ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 12 .01
2018 12 .38 0 .28 ( 0 .36 ) ( 0 .08 ) ( 0 .26 ) ( 0 .32 ) ( 0 .58 ) 11 .72
2017 11 .57 0 .21 0 .93 1 .14 ( 0 .21 ) ( 0 .12 ) ( 0 .33 ) 12 .38
2016 11 .92 0 .21 0 .11 0 .32 ( 0 .20 ) ( 0 .47 ) ( 0 .67 ) 11 .57
R-4 shares
2021(b) 12 .03 0 .10 1 .52 1 .62 ( 0 .12 ) ( 0 .14 ) ( 0 .26 ) 13 .39
2020 12 .03 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .16 ) ( 0 .37 ) 12 .03
2019 11 .73 0 .28 0 .84 1 .12 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 12 .03
2018 12 .40 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .73
2017 11 .58 0 .23 0 .94 1 .17 ( 0 .23 ) ( 0 .12 ) ( 0 .35 ) 12 .40
2016 11 .93 0 .23 0 .11 0 .34 ( 0 .22 ) ( 0 .47 ) ( 0 .69 ) 11 .58
R-5 shares
2021(b) 12 .02 0 .11 1 .52 1 .63 ( 0 .13 ) ( 0 .14 ) ( 0 .27 ) 13 .38
2020 12 .03 0 .23 0 .15 0 .38 ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 12 .02
2019 11 .73 0 .28 0 .86 1 .14 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .03
2018 12 .40 0 .33 ( 0 .38 ) ( 0 .05 ) ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 11 .73
2017 11 .58 0 .25 0 .94 1 .19 ( 0 .25 ) ( 0 .12 ) ( 0 .37 ) 12 .40
2016 11 .93 0 .24 0 .12 0 .36 ( 0 .24 ) ( 0 .47 ) ( 0 .71 ) 11 .58

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .27% (c) $ 2,033 1 .16% (d) 1 .26% (d) 52 .5% (d)
2 .66 2,577 1 .16 1 .30 19 .4
9 .64 2,572 1 .16 (e) 1 .83 15 .0
( 1 .07 ) 2,331 1 .15 (e) 1 .97 21 .9
9 .76 3,152 1 .16 1 .36 21 .8
2 .62 2,408 1 .19 1 .56 17 .3
13 .35 (c) 11,594 0 .85 (d) 1 .42 (d) 52 .5 (d)
2 .97 12,167 0 .85 1 .69 19 .4
10 .03 14,217 0 .85 (e) 2 .13 15 .0
( 0 .74 ) 11,837 0 .84 (e) 2 .30 21 .9
10 .04 12,691 0 .85 1 .78 21 .8
2 .95 16,869 0 .88 1 .82 17 .3
13 .53 (c) 12,084 0 .66 (d) 1 .56 (d) 52 .5 (d)
3 .18 11,717 0 .66 1 .82 19 .4
10 .25 11,989 0 .66 (e) 2 .39 15 .0
( 0 .63 ) 20,282 0 .65 (e) 2 .41 21 .9
10 .35 21,100 0 .66 1 .91 21 .8
3 .13 15,336 0 .69 2 .02 17 .3
13 .60 (c) 22,210 0 .54 (d) 1 .71 (d) 52 .5 (d)
3 .22 17,108 0 .54 1 .94 19 .4
10 .44 18,302 0 .54 (e) 2 .45 15 .0
( 0 .51 ) 17,177 0 .53 (e) 2 .72 21 .9
10 .47 26,650 0 .54 2 .11 21 .8
3 .26 32,100 0 .57 2 .06 17 .3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2021(b) $ 17.41 $ 0.12 $ 4.13 $ 4.25 ( $ 0.25) ( $ 0.40) ( $ 0.65) $ 21.01
2020 17.55 0.25 0.30 0.55 (0.25) (0.44) (0.69) 17.41
2019 17.76 0.25 1.62 1.87 (0.26) (1.82) (2.08) 17.55
2018 19.24 0.39 (0.33) 0.06 ( 0 .31) (1.23) (1.54) 17.76
2017 16.68 0.21 2.90 3.11 (0.20) (0.35) (0.55) 19.24
2016 18.16 0 .16 0.14 0.30 (0.14) (1.64) (1.78) 16.68
Class C shares
2021(b) 15.91 0.04 3.77 3.81 (0.12) (0.40) (0.52) 19.20
2020 16.09 0.11 0.26 0.37 (0.11) (0.44) (0.55) 15.91
2019 16.45 0.21 1.40 1.61 (0.15) (1.82) (1.97) 16.09
2018 17.93 0.24 (0.31) (0.07) (0.18) (1.23) (1.41) 16.45
2017 15.59 0.07 2.70 2.77 (0.08) (0.35) (0.43) 17.93
2016 17.09 0.04 0.13 0.17 (0.03) (1.64) (1.67) 15.59
Class J shares
2021(b) 16.70 0.13 3.95 4.08 (0.28) (0.40) (0.68) 20.10
2020 16.87 0.26 0.29 0.55 (0.28) (0.44) (0.72) 16.70
2019 17.16 0.28 1.54 1.82 (0.29) (1.82) (2.11) 16.87
2018 18.64 0.40 (0.31) 0.09 (0.34) (1.23) (1.57) 17.16
2017 16.17 0.23 2.81 3.04 (0.22) (0.35) (0.57) 18.64
2016 17.66 0.18 0.13 0.31 (0.16) (1.64) (1.80) 16.17
Institutional shares
2021(b) 16.98 0.15 4.02 4.17 (0.31) (0.40) (0.71) 20.44
2020 17.14 0.30 0.29 0.59 (0.31) (0.44) (0.75) 16.98
2019 17.40 0.31 1.57 1.88 (0.32) (1.82) ( 2 .14) 17.14
2018 18.88 0.45 (0.34) 0.11 (0.36) (1.23) (1.59) 17.40
2017 16.38 0.27 2.83 3.10 (0.25) (0.35) (0.60) 18.88
2016 17.87 0.22 0.13 0.35 (0.20) (1.64) (1.84) 16.38

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
24.78% (c),(d) $ 1,916,771 0.59% (e) – % 1.25% (e) 62.8% (e)
3.11 (d) 1,570,186 0.61 – 1.46 16.2
12.74 (d) 1,683,156 0.63 (f) – 1.50 10.9
0.12 (d) 1,432,165 0.61 (f) – 2.10 33.8
19.17 (d) 1,542,284 0.61 – 1.17 20.9
2.05 (d) 1,418,053 0.66 – 1.00 22.4
24.29 (c),(d) 206,514 1 .37 (e) – 0.49 (e) 62.8 (e)
2.28 (d) 204,754 1.37 – 0.74 16.2
11.92 (d) 242,084 1.39 (f) – 1.36 10.9
(0.59) (d) 480,699 1.36 (f) – 1.38 33.8
18.22 (d) 536,771 1.37 – 0.43 20.9
1.31 (d) 515,921 1.42 – 0.24 22.4
24.84 (c),(d) 719,739 0.45 (e),(g) 0.47 (e),(h) 1.39 (e) 62.8 (e)
3.25 (d) 575,978 0.45 (g) 0.48 (h) 1.61 16.2
12.96 (d) 582,101 0.45 (g) 0.48 (h) 1.76 10.9
0.30 (d) 543,902 0.44 (g) 0.47 (h) 2.26 33.8
19.42 (d) 568,263 0.45 (g) 0.48 (h) 1.32 20.9
2.15 (d) 490,030 0.51 (g) 0.54 (h) 1.11 22.4
24.94 (c) 515,977 0.29 (e) – 1.57 (e) 62.8 (e)
3.40 430,895 0.30 – 1.79 16.2
13.14 474,902 0.30 (f) – 1.92 10.9
0.44 456,425 0.29 (f) – 2.45 33.8
19.57 501,264 0.28 (f) – 1.52 20.9
2.39 471,935 0.32 – 1.35 22.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
R-1 shares
2021(b) $ 16 .70 $ 0 .05 $ 3 .97 $ 4 .02 ( $ 0 .19 ) ( $ 0 .40 ) ( $ 0 .59 ) $ 20 .13
2020 16 .89 0 .15 0 .27 0 .42 ( 0 .17 ) ( 0 .44 ) ( 0 .61 ) 16 .70
2019 17 .10 0 .18 1 .55 1 .73 ( 0 .12 ) ( 1 .82 ) ( 1 .94 ) 16 .89
2018 18 .54 0 .31 ( 0 .34 ) ( 0 .03 ) ( 0 .18 ) ( 1 .23 ) ( 1 .41 ) 17 .10
2017 16 .09 0 .10 2 .80 2 .90 ( 0 .10 ) ( 0 .35 ) ( 0 .45 ) 18 .54
2016 17 .56 0 .08 0 .12 0 .20 ( 0 .03 ) ( 1 .64 ) ( 1 .67 ) 16 .09
R-3 shares
2021(b) 16 .65 0 .09 3 .95 4 .04 ( 0 .21 ) ( 0 .40 ) ( 0 .61 ) 20 .08
2020 16 .82 0 .22 0 .26 0 .48 ( 0 .21 ) ( 0 .44 ) ( 0 .65 ) 16 .65
2019 17 .11 0 .24 1 .52 1 .76 ( 0 .23 ) ( 1 .82 ) ( 2 .05 ) 16 .82
2018 18 .59 0 .32 ( 0 .31 ) 0 .01 ( 0 .26 ) ( 1 .23 ) ( 1 .49 ) 17 .11
2017 16 .12 0 .17 2 .79 2 .96 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 18 .59
2016 17 .62 0 .12 0 .13 0 .25 ( 0 .11 ) ( 1 .64 ) ( 1 .75 ) 16 .12
R-4 shares
2021(b) 16 .91 0 .11 4 .00 4 .11 ( 0 .24 ) ( 0 .40 ) ( 0 .64 ) 20 .38
2020 17 .05 0 .23 0 .29 0 .52 ( 0 .22 ) ( 0 .44 ) ( 0 .66 ) 16 .91
2019 17 .31 0 .26 1 .55 1 .81 ( 0 .25 ) ( 1 .82 ) ( 2 .07 ) 17 .05
2018 18 .77 0 .41 ( 0 .35 ) 0 .06 ( 0 .29 ) ( 1 .23 ) ( 1 .52 ) 17 .31
2017 16 .29 0 .20 2 .82 3 .02 ( 0 .19 ) ( 0 .35 ) ( 0 .54 ) 18 .77
2016 17 .77 0 .16 0 .13 0 .29 ( 0 .13 ) ( 1 .64 ) ( 1 .77 ) 16 .29
R-5 shares
2021(b) 16 .85 0 .12 3 .99 4 .11 ( 0 .26 ) ( 0 .40 ) ( 0 .66 ) 20 .30
2020 17 .01 0 .25 0 .30 0 .55 ( 0 .27 ) ( 0 .44 ) ( 0 .71 ) 16 .85
2019 17 .28 0 .27 1 .55 1 .82 ( 0 .27 ) ( 1 .82 ) ( 2 .09 ) 17 .01
2018 18 .74 0 .45 ( 0 .37 ) 0 .08 ( 0 .31 ) ( 1 .23 ) ( 1 .54 ) 17 .28
2017 16 .27 0 .23 2 .81 3 .04 ( 0 .22 ) ( 0 .35 ) ( 0 .57 ) 18 .74
2016 17 .74 0 .16 0 .14 0 .30 ( 0 .13 ) ( 1 .64 ) ( 1 .77 ) 16 .27

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
24 .43% (c) $ 1,755 1 .15% (d) 0 .53% (d) 62 .8% (d)
2 .47 1,098 1 .16 0 .90 16 .2
12 .16 1,131 1 .16 (e) 1 .13 10 .9
( 0 .38 ) 1,140 1 .16 (e) 1 .74 33 .8
18 .51 3,124 1 .16 0 .59 20 .9
1 .48 2,542 1 .19 0 .49 22 .4
24 .63 (c) 17,084 0 .84 (d) 0 .99 (d) 62 .8 (d)
2 .81 13,833 0 .85 1 .35 16 .2
12 .52 17,303 0 .85 (e) 1 .49 10 .9
( 0 .11 ) 20,976 0 .85 (e) 1 .79 33 .8
18 .90 19,487 0 .85 0 .98 20 .9
1 .79 27,286 0 .88 0 .78 22 .4
24 .68 (c) 9,823 0 .65 (d) 1 .14 (d) 62 .8 (d)
3 .02 6,076 0 .66 1 .40 16 .2
12 .70 6,943 0 .66 (e) 1 .61 10 .9
0 .16 10,768 0 .66 (e) 2 .24 33 .8
19 .09 15,686 0 .66 1 .13 20 .9
2 .01 15,639 0 .69 0 .99 22 .4
24 .78 (c) 27,251 0 .53 (d) 1 .31 (d) 62 .8 (d)
3 .18 22,124 0 .54 1 .54 16 .2
12 .81 26,719 0 .54 (e) 1 .66 10 .9
0 .25 25,539 0 .54 (e) 2 .49 33 .8
19 .26 40,367 0 .54 1 .35 20 .9
2 .10 47,063 0 .57 1 .02 22 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2021(b) $ 12.38 $ 0.12 $ 1.00 $ 1.12 ( $ 0.14) ( $ 0.11) ( $ 0.25) $ 13.25
2020 12.40 0.25 0.03 0.28 (0.25) (0.05) (0.30) 12.38
2019 12.08 0.34 0.79 1.13 (0.34) (0.47) (0.81) 12.40
2018 12.54 0.34 (0.38) (0.04) (0.34) (0.08) (0.42) 12.08
2017 12.07 0.30 0.52 0.82 (0.30) (0.05) (0.35) 12.54
2016 12.21 0.32 0.16 0.48 (0.32) (0.30) (0.62) 12.07
Class C shares
2021(b) 12.24 0.07 0.99 1.06 (0.09) (0.11) (0.20) 13.10
2020 12.26 0.16 0.03 0.19 (0.16) (0.05) (0.21) 12.24
2019 11.96 0.25 0.77 1.02 (0.25) (0.47) (0.72) 12.26
2018 12.42 0.25 (0.38) (0.13) (0.25) (0.08) (0.33) 11.96
2017 11.95 0.21 0.52 0.73 (0.21) (0.05) (0.26) 12.42
2016 12.10 0.22 0.16 0.38 (0.23) (0.30) (0.53) 11.95
Class J shares
2021(b) 12.26 0.13 0.99 1.12 (0.15) (0.11) (0.26) 13.12
2020 12.29 0.27 0.02 0.29 (0.27) (0.05) (0.32) 12.26
2019 11.98 0.36 0.78 1.14 (0.36) (0.47) (0.83) 12.29
2018 12.44 0.36 (0.38) (0.02) (0.36) (0.08) (0.44) 11.98
2017 11.97 0.32 0.52 0.84 (0.32) (0.05) (0.37) 12.44
2016 12.12 0 .33 0.15 0.48 (0.33) (0.30) (0.63) 11.97
Institutional shares
2021(b) 12.34 0.14 0.98 1.12 (0.15) (0.11) (0.26) 13.20
2020 12.36 0.28 0.03 0.31 (0.28) (0.05) (0.33) 12.34
2019 12.04 0.37 0.79 1.16 (0.37) (0.47) ( 0 .84) 12.36
2018 12.50 0.38 (0.38) – (0.38) (0.08) (0.46) 12.04
2017 12.03 0.34 0.52 0.86 ( 0 .34) (0.05) (0.39) 12.50
2016 12.17 0.35 0.17 0.52 (0.36) (0.30) (0.66) 12.03

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.10% (c),(d) $ 1,214,572 0.59% (e) – % 1.89% (e) 54.2% (e)
2 .30 (d) 1,085,818 0.60 – 2.04 35.9
9.93 (d) 1,057,769 0.61 (f) – 2.82 11.1
(0.33) (d) 917,357 0.60 (f) – 2.77 22.6
6.92 (d) 981,216 0.59 – 2.47 19.1
4.18 (d) 917,507 0.64 – 2.67 10.4
8.70 (c),(d) 222,906 1.36 (e) – 1.13 (e) 54.2 (e)
1.54 (d) 237,410 1.37 – 1.29 35.9
9.02 (d) 265,220 1.37 (f) – 2.13 11.1
(1.09) (d) 325,369 1.37 (f) – 2.01 22.6
6.17 (d) 363,723 1.36 – 1.71 19.1
3.35 (d) 368,051 1.41 – 1.90 10.4
9.19 (c),(d) 1,240,494 0.44 (e),(g) 0.46 (e),(h) 2.05 (e) 54.2 (e)
2.42 (d) 1,132,937 0 .43 (g) 0.46 (h) 2.22 35.9
10.13 (d) 1,139,080 0.43 (g) 0.46 (h) 3.01 11.1
(0.15) (d) 1,085,370 0.43 (g) 0.46 (h) 2.95 22.6
7.14 (d) 1,169,968 0.44 (g) 0.47 (h) 2.62 19.1
4.26 (d) 1,024,333 0.51 (g) 0.54 (h) 2.79 10.4
9.20 (c) 224,276 0.31 (e) – 2.16 (e) 54.2 (e)
2.60 200,957 0.32 – 2.33 35.9
10.29 220,903 0.32 (f) – 3.12 11.1
(0.03) 214,476 0.30 (f) – 3.06 22.6
7.26 213,452 0.29 (f) – 2.75 19.1
4.51 174,007 0.32 – 2.99 10.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
R-1 shares
2021(b) $ 12 .27 $ 0 .09 $ 0 .98 $ 1 .07 ( $ 0 .10 ) ( $ 0 .11 ) ( $ 0 .21 ) $ 13 .13
2020 12 .29 0 .19 0 .02 0 .21 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 12 .27
2019 11 .98 0 .27 0 .79 1 .06 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 12 .29
2018 12 .45 0 .27 ( 0 .38 ) ( 0 .11 ) ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 11 .98
2017 11 .98 0 .23 0 .52 0 .75 ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 12 .45
2016 12 .13 0 .25 0 .16 0 .41 ( 0 .26 ) ( 0 .30 ) ( 0 .56 ) 11 .98
R-3 shares
2021(b) 12 .31 0 .11 0 .98 1 .09 ( 0 .12 ) ( 0 .11 ) ( 0 .23 ) 13 .17
2020 12 .33 0 .22 0 .03 0 .25 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .31
2019 12 .02 0 .31 0 .78 1 .09 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .33
2018 12 .48 0 .31 ( 0 .38 ) ( 0 .07 ) ( 0 .31 ) ( 0 .08 ) ( 0 .39 ) 12 .02
2017 12 .00 0 .28 0 .52 0 .80 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 12 .48
2016 12 .15 0 .29 0 .15 0 .44 ( 0 .29 ) ( 0 .30 ) ( 0 .59 ) 12 .00
R-4 shares
2021(b) 12 .32 0 .11 1 .00 1 .11 ( 0 .13 ) ( 0 .11 ) ( 0 .24 ) 13 .19
2020 12 .34 0 .24 0 .03 0 .27 ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 12 .32
2019 12 .03 0 .34 0 .77 1 .11 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 12 .34
2018 12 .48 0 .33 ( 0 .36 ) ( 0 .03 ) ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 12 .03
2017 12 .01 0 .30 0 .52 0 .82 ( 0 .30 ) ( 0 .05 ) ( 0 .35 ) 12 .48
2016 12 .16 0 .31 0 .15 0 .46 ( 0 .31 ) ( 0 .30 ) ( 0 .61 ) 12 .01
R-5 shares
2021(b) 12 .31 0 .12 0 .99 1 .11 ( 0 .14 ) ( 0 .11 ) ( 0 .25 ) 13 .17
2020 12 .33 0 .26 0 .03 0 .29 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 12 .31
2019 12 .02 0 .35 0 .78 1 .13 ( 0 .35 ) ( 0 .47 ) ( 0 .82 ) 12 .33
2018 12 .48 0 .35 ( 0 .38 ) ( 0 .03 ) ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 12 .02
2017 12 .01 0 .31 0 .52 0 .83 ( 0 .31 ) ( 0 .05 ) ( 0 .36 ) 12 .48
2016 12 .15 0 .32 0 .17 0 .49 ( 0 .33 ) ( 0 .30 ) ( 0 .63 ) 12 .01

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .80% (c) $ 2,490 1 .15% (d) 1 .35% (d) 54 .2% (d)
1 .74 2,307 1 .16 1 .53 35 .9
9 .37 3,225 1 .16 (e) 2 .23 11 .1
( 0 .95 ) 1,746 1 .16 (e) 2 .20 22 .6
6 .37 1,603 1 .16 1 .86 19 .1
3 .57 1,100 1 .19 2 .11 10 .4
8 .93 (c) 4,902 0 .84 (d) 1 .65 (d) 54 .2 (d)
2 .07 4,729 0 .85 1 .81 35 .9
9 .64 5,088 0 .85 (e) 2 .60 11 .1
( 0 .57 ) 5,380 0 .85 (e) 2 .52 22 .6
6 .76 6,057 0 .85 2 .26 19 .1
3 .86 8,034 0 .88 2 .49 10 .4
9 .11 (c) 5,336 0 .65 (d) 1 .80 (d) 54 .2 (d)
2 .26 4,664 0 .66 1 .94 35 .9
9 .82 3,019 0 .66 (e) 2 .87 11 .1
( 0 .30 ) 5,359 0 .66 (e) 2 .71 22 .6
6 .88 5,733 0 .66 2 .44 19 .1
4 .05 6,091 0 .69 2 .66 10 .4
9 .10 (c) 8,642 0 .53 (d) 1 .95 (d) 54 .2 (d)
2 .38 7,970 0 .54 2 .10 35 .9
9 .97 8,353 0 .54 (e) 2 .93 11 .1
( 0 .26 ) 11,471 0 .54 (e) 2 .88 22 .6
7 .01 16,290 0 .54 2 .58 19 .1
4 .27 20,211 0 .57 2 .71 10 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2021(b) $ 18.57 $ 0.14 $ 5.19 $ 5.33 ( $ 0.23) ( $ 0.61) ( $ 0.84) $ 23.06
2020 18.67 0.21 0.53 0.74 (0.25) (0.59) (0.84) 18.57
2019 19.81 0.22 1.86 2.08 (0.33) (2.89) (3.22) 18.67
2018 21.35 0.44 (0.58) (0.14) (0.34) (1.06) (1.40) 19.81
2017 18.24 0.23 3.55 3.78 (0.19) (0.48) (0.67) 21.35
2016 20.60 0.20 (0.07) 0.13 (0.17) (2.32) (2.49) 18.24
Class C shares
2021(b) 16.43 0.06 4.57 4.63 (0.10) (0.61) (0.71) 20.35
2020 16.60 0.07 0.46 0.53 (0.11) (0.59) (0.70) 16.43
2019 17.98 0.18 1.54 1.72 (0.21) (2.89) (3.10) 16.60
2018 19.52 0.26 (0.53) (0.27) (0.21) (1.06) (1.27) 17.98
2017 16.73 0.08 3.26 3.34 (0.07) (0.48) (0.55) 19.52
2016 19.11 0.06 (0.07) (0.01) (0.05) (2.32) (2.37) 16.73
Class J shares
2021(b) 17.80 0.15 4.96 5.11 (0.26) (0.61) (0.87) 22.04
2020 17.93 0.23 0.51 0.74 (0.28) (0.59) (0.87) 17.80
2019 19.17 0.26 1.76 2.02 (0.37) (2.89) (3.26) 17.93
2018 20.70 0.46 (0.55) (0.09) ( 0 .38) (1.06) (1.44) 19.17
2017 17.71 0.25 3.44 3.69 (0.22) (0.48) (0.70) 20.70
2016 20.06 0.22 (0.06) 0.16 (0.19) (2.32) (2.51) 17.71
Institutional shares
2021(b) 18.06 0.17 5.04 5.21 (0.29) (0.61) (0.90) 22.37
2020 18.18 0.26 0.52 0.78 (0.31) (0.59) (0.90) 18.06
2019 19.39 0.29 1.78 2.07 (0.39) ( 2 .89) (3.28) 18.18
2018 20.93 0.50 (0.57) (0.07) (0.41) (1.06) (1.47) 19.39
2017 17.90 0.29 3.48 3.77 (0.26) (0.48) (0.74) 20.93
2016 20.26 0.26 (0.06) 0.20 (0.24) (2.32) (2.56) 17.90

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29.22% (c),(d) $ 1,344,241 0.60% (e) – % 1.35% (e) 48.1% (e)
3.93 (d) 1,069,149 0.62 – 1.15 19.9
13.89 (d) 1,114,994 0.64 (f) – 1.26 19.9
(0.86) (d) 943,803 0.63 (f) – 2.10 49.4
21.34 (d) 1,023,096 0.63 – 1.16 19.5
1.03 (d) 926,183 0.69 – 1.10 22.9
28.66 (c),(d) 124,632 1 .38 (e) – 0.60 (e) 48.1 (e)
3.14 (d) 120,962 1.40 – 0.41 19.9
13.01 (d) 139,759 1.42 (f) – 1.12 19.9
(1.63) (d) 284,797 1.38 (f) – 1.37 49.4
20.48 (d) 324,383 1.38 – 0.42 19.5
0.26 (d) 302,748 1.44 – 0.35 22.9
29.26 (c),(d) 380,333 0.46 (e),(g) 0.49 (e),(h) 1.48 (e) 48.1 (e)
4.11 (d) 295,433 0.46 (g) 0.49 (h) 1.31 19.9
14.07 (d) 308,330 0.47 (g) 0.50 (h) 1.50 19.9
(0.67) (d) 286,265 0.45 (g) 0.48 (h) 2.27 49.4
21.52 (d) 310,009 0.47 (g) 0.50 (h) 1.30 19.5
1.22 (d) 265,807 0.53 (g) 0.56 (h) 1.23 22.9
29 .40 (c) 337,392 0.29 (e) – 1.66 (e) 48.1 (e)
4.27 260,585 0.30 – 1.47 19.9
14.26 278,919 0.30 (f) – 1.66 19.9
(0.55) 258,545 0.29 (f) – 2.44 49.4
21.76 273,691 0.29 (f) – 1.51 19.5
1.44 243,768 0.32 – 1.49 22.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
R-1 shares
2021(b) $ 17 .81 $ 0 .07 $ 5 .00 $ 5 .07 $ – ( $ 0 .61 ) ( $ 0 .61 ) $ 22 .27
2020 17 .99 0 .04 0 .52 0 .56 ( 0 .15 ) ( 0 .59 ) ( 0 .74 ) 17 .81
2019 19 .11 0 .19 1 .74 1 .93 ( 0 .16 ) ( 2 .89 ) ( 3 .05 ) 17 .99
2018 20 .54 0 .32 ( 0 .57 ) ( 0 .25 ) ( 0 .12 ) ( 1 .06 ) ( 1 .18 ) 19 .11
2017 17 .55 0 .12 3 .43 3 .55 ( 0 .08 ) ( 0 .48 ) ( 0 .56 ) 20 .54
2016 19 .91 0 .12 ( 0 .08 ) 0 .04 ( 0 .08 ) ( 2 .32 ) ( 2 .40 ) 17 .55
R-3 shares
2021(b) 17 .72 0 .09 4 .97 5 .06 ( 0 .16 ) ( 0 .61 ) ( 0 .77 ) 22 .01
2020 17 .86 0 .18 0 .48 0 .66 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 17 .72
2019 19 .09 0 .23 1 .73 1 .96 ( 0 .30 ) ( 2 .89 ) ( 3 .19 ) 17 .86
2018 20 .62 0 .39 ( 0 .57 ) ( 0 .18 ) ( 0 .29 ) ( 1 .06 ) ( 1 .35 ) 19 .09
2017 17 .63 0 .19 3 .42 3 .61 ( 0 .14 ) ( 0 .48 ) ( 0 .62 ) 20 .62
2016 20 .00 0 .16 ( 0 .07 ) 0 .09 ( 0 .14 ) ( 2 .32 ) ( 2 .46 ) 17 .63
R-4 shares
2021(b) 17 .91 0 .14 4 .99 5 .13 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 22 .21
2020 18 .02 0 .19 0 .52 0 .71 ( 0 .23 ) ( 0 .59 ) ( 0 .82 ) 17 .91
2019 19 .23 0 .27 1 .73 2 .00 ( 0 .32 ) ( 2 .89 ) ( 3 .21 ) 18 .02
2018 20 .78 0 .43 ( 0 .58 ) ( 0 .15 ) ( 0 .34 ) ( 1 .06 ) ( 1 .40 ) 19 .23
2017 17 .77 0 .20 3 .48 3 .68 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 20 .78
2016 20 .12 0 .20 ( 0 .07 ) 0 .13 ( 0 .16 ) ( 2 .32 ) ( 2 .48 ) 17 .77
R-5 shares
2021(b) 17 .84 0 .14 4 .98 5 .12 ( 0 .24 ) ( 0 .61 ) ( 0 .85 ) 22 .11
2020 17 .97 0 .22 0 .51 0 .73 ( 0 .27 ) ( 0 .59 ) ( 0 .86 ) 17 .84
2019 19 .20 0 .24 1 .77 2 .01 ( 0 .35 ) ( 2 .89 ) ( 3 .24 ) 17 .97
2018 20 .73 0 .47 ( 0 .59 ) ( 0 .12 ) ( 0 .35 ) ( 1 .06 ) ( 1 .41 ) 19 .20
2017 17 .74 0 .26 3 .43 3 .69 ( 0 .22 ) ( 0 .48 ) ( 0 .70 ) 20 .73
2016 20 .09 0 .22 ( 0 .07 ) 0 .15 ( 0 .18 ) ( 2 .32 ) ( 2 .50 ) 17 .74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
28 .86% (c) $ 534 1 .15% (d) 0 .73% (d) 48 .1% (d)
3 .07 344 1 .16 0 .22 19 .9
13 .32 413 1 .16 (e) 1 .08 19 .9
( 1 .43 ) 593 1 .16 (e) 1 .60 49 .4
20 .71 2,060 1 .16 0 .64 19 .5
0 .54 2,133 1 .19 0 .69 22 .9
29 .06 (c) 9,145 0 .84 (d) 0 .92 (d) 48 .1 (d)
3 .66 6,440 0 .85 1 .05 19 .9
13 .69 7,794 0 .85 (e) 1 .34 19 .9
( 1 .10 ) 10,910 0 .85 (e) 1 .94 49 .4
21 .05 12,339 0 .85 1 .01 19 .5
0 .83 17,423 0 .88 0 .89 22 .9
29 .19 (c) 7,998 0 .65 (d) 1 .35 (d) 48 .1 (d)
3 .91 8,355 0 .66 1 .10 19 .9
13 .88 9,416 0 .66 (e) 1 .55 19 .9
( 0 .92 ) 13,132 0 .66 (e) 2 .12 49 .4
21 .34 15,237 0 .66 1 .07 19 .5
1 .03 11,621 0 .69 1 .12 22 .9
29 .27 (c) 21,972 0 .53 (d) 1 .39 (d) 48 .1 (d)
4 .04 15,052 0 .54 1 .28 19 .9
13 .99 16,847 0 .54 (e) 1 .39 19 .9
( 0 .79 ) 14,622 0 .54 (e) 2 .31 49 .4
21 .44 18,177 0 .54 1 .38 19 .5
1 .14 20,857 0 .57 1 .26 22 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2021(b) $ 12.54 $ 0.06 ( $ 0.04) $ 0.02 ( $ 0.06) ( $ 0.09) ( $ 0.15) $ 12.41
2020 12.32 0.20 0.22 0.42 (0.20) – (0.20) 12.54
2019 12.01 0.27 0.31 0.58 (0.27) – (0.27) 12.32
2018 12.21 0.24 (0.20) 0.04 (0.24) – (0.24) 12.01
2017 12.23 0.21 (0.02) 0.19 (0.21) – (0.21) 12.21
2016 12.18 0.20 0.06 0.26 (0.21) – (0.21) 12.23
Class C shares
2021(b) 12.55 – (0.03) (0.03) (0.01) (0.09) (0.10) 12.42
2020 12.33 0.09 0.22 0.31 (0.09) – (0.09) 12.55
2019 12.01 0.16 0.32 0.48 (0.16) – (0.16) 12.33
2018 12 .21 0.13 (0.20) (0.07) (0.13) – (0.13) 12.01
2017 12.24 0.10 (0.03) 0.07 (0.10) – (0.10) 12.21
2016 12.18 0.09 0.07 0.16 (0.10) – (0.10) 12.24
Class J shares
2021(b) 12.53 0.06 (0.04) 0.02 (0.06) (0.09) (0.15) 12.40
2020 12.31 0.20 0.23 0.43 (0.21) – (0.21) 12.53
2019 12.00 0.27 0.31 0.58 (0.27) – (0.27) 12.31
2018 12.20 0.24 (0.20) 0.04 (0.24) – (0.24) 12.00
2017 12.22 0.21 (0.02) 0.19 (0.21) – (0.21) 12.20
2016 12.17 0.20 0.06 0.26 (0.21) – (0.21) 12.22
Institutional shares
2021(b) 12.53 0.07 (0.03) 0.04 (0.08) (0.09) (0.17) 12.40
2020 12.31 0.23 0.22 0.45 (0.23) – (0.23) 12.53
2019 12.00 0.30 0.31 0.61 (0.30) – (0.30) 12.31
2018 12.20 0.27 (0.20) 0.07 (0.27) – (0.27) 12.00
2017 12.22 0.24 (0.02) 0.22 (0.24) – (0.24) 12.20
2016 12.17 0.23 0.06 0.29 (0.24) – (0.24) 12.22

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.14% (c),(d) $ 490,014 0.65% (e) – % 0.96% (e) 60.2% (e)
3.47 (d) 445,243 0.67 – 1.59 76.0
4.88 (d) 310,526 0.69 – 2.22 52.4
0 .31 (d) 292,426 0.67 – 1.98 57.3
1.55 (d) 325,872 0.68 – 1.72 59.5
2.17 (d) 340,470 0.69 – 1.63 53.6
(0.31) (c),(d) 46,389 1.55 (e) – 0.06 (e) 60.2 (e)
2.55 (d) 57,463 1.56 – 0.72 76.0
4.03 (d) 51,869 1.59 – 1.33 52.4
(0.59) (d) 63,169 1.57 – 1.07 57.3
0.57 (d) 77,278 1.57 – 0.82 59 .5
1.36 (d) 86,734 1.57 – 0.75 53.6
0.14 (c) ,(d) 165,054 0.64 (e),(f) 0.66 (e),(g) 0.98 (e) 60.2 (e)
3.49 (d) 168,395 0.65 (f) 0.68 (g) 1.62 76.0
4.91 (d) 131,795 0.67 (f) 0.70 (g) 2.24 52.4
0.33 (d) 123,856 0.66 (f) 0.69 (g) 1.99 57.3
1.58 (d) 139,726 0.65 (f) 0.68 (g) 1.74 59.5
2.16 (d) 144,158 0.70 (f) 0.73 (g) 1.62 53.6
0.25 (c) 4,892,005 0.43 (e),(h) – 1.19 (e) 60.2 (e)
3.72 5,210,042 0.43 (h) – 1.85 76.0
5.16 4,736,982 0.43 (h) – 2.48 52.4
0.56 4,271,619 0.43 (h) – 2.23 57.3
1.81 3,636,356 0.43 (h) – 1.97 59.5
2.44 2,346,871 0.43 – 1.89 53.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
R-1 shares
2021(b) $ 12 .54 $ 0 .02 ( $ 0 .05 ) ( $ 0 .03 ) ( $ 0 .02 ) ( $ 0 .09 ) ( $ 0 .11 ) $ 12 .40
2020 12 .32 0 .12 0 .23 0 .35 ( 0 .13 ) – ( 0 .13 ) 12 .54
2019 12 .01 0 .20 0 .31 0 .51 ( 0 .20 ) – ( 0 .20 ) 12 .32
2018 12 .20 0 .17 ( 0 .20 ) ( 0 .03 ) ( 0 .16 ) – ( 0 .16 ) 12 .01
2017 12 .22 0 .13 ( 0 .02 ) 0 .11 ( 0 .13 ) – ( 0 .13 ) 12 .20
2016 12 .17 0 .13 0 .06 0 .19 ( 0 .14 ) – ( 0 .14 ) 12 .22
R-3 shares
2021(b) 12 .54 0 .04 ( 0 .04 ) – ( 0 .04 ) ( 0 .09 ) ( 0 .13 ) 12 .41
2020 12 .32 0 .16 0 .22 0 .38 ( 0 .16 ) – ( 0 .16 ) 12 .54
2019 12 .01 0 .23 0 .32 0 .55 ( 0 .24 ) – ( 0 .24 ) 12 .32
2018 12 .21 0 .20 ( 0 .20 ) – ( 0 .20 ) – ( 0 .20 ) 12 .01
2017 12 .23 0 .17 ( 0 .02 ) 0 .15 ( 0 .17 ) – ( 0 .17 ) 12 .21
2016 12 .17 0 .16 0 .08 0 .24 ( 0 .18 ) – ( 0 .18 ) 12 .23
R-4 shares
2021(b) 12 .53 0 .05 ( 0 .04 ) 0 .01 ( 0 .05 ) ( 0 .09 ) ( 0 .14 ) 12 .40
2020 12 .31 0 .18 0 .23 0 .41 ( 0 .19 ) – ( 0 .19 ) 12 .53
2019 12 .00 0 .26 0 .31 0 .57 ( 0 .26 ) – ( 0 .26 ) 12 .31
2018 12 .20 0 .22 ( 0 .20 ) 0 .02 ( 0 .22 ) – ( 0 .22 ) 12 .00
2017 12 .23 0 .20 ( 0 .04 ) 0 .16 ( 0 .19 ) – ( 0 .19 ) 12 .20
2016 12 .17 0 .19 0 .07 0 .26 ( 0 .20 ) – ( 0 .20 ) 12 .23
R-5 shares
2021(b) 12 .54 0 .06 ( 0 .04 ) 0 .02 ( 0 .06 ) ( 0 .09 ) ( 0 .15 ) 12 .41
2020 12 .33 0 .20 0 .21 0 .41 ( 0 .20 ) – ( 0 .20 ) 12 .54
2019 12 .01 0 .27 0 .32 0 .59 ( 0 .27 ) – ( 0 .27 ) 12 .33
2018 12 .21 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) – ( 0 .24 ) 12 .01
2017 12 .23 0 .21 ( 0 .02 ) 0 .19 ( 0 .21 ) – ( 0 .21 ) 12 .21
2016 12 .18 0 .20 0 .06 0 .26 ( 0 .21 ) – ( 0 .21 ) 12 .23

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 0 .26 ) % (c) $ 602 1 .28% (d) 0 .34% (d) 60 .2% (d)
2 .83 998 1 .29 (e) 0 .94 76 .0
4 .26 429 1 .29 (e) 1 .62 52 .4
( 0 .23 ) 841 1 .29 (e) 1 .38 57 .3
0 .93 500 1 .29 (e) 1 .10 59 .5
1 .56 1,338 1 .30 (e) 1 .03 53 .6
( 0 .02 ) (c) 14,983 0 .97 (d) 0 .64 (d) 60 .2 (d)
3 .15 14,361 0 .98 (e) 1 .30 76 .0
4 .58 13,832 0 .98 (e) 1 .93 52 .4
0 .00 14,259 0 .98 (e) 1 .67 57 .3
1 .25 13,662 0 .98 (e) 1 .41 59 .5
1 .88 (f) 21,159 0 .99 (e) 1 .34 53 .6
0 .07 (c) 5,030 0 .78 (d) ,(e) 0 .83 (d) 60 .2 (d)
3 .35 6,435 0 .79 (e) 1 .45 76 .0
4 .78 3,816 0 .79 (e) 2 .12 52 .4
0 .19 8,394 0 .79 (e) 1 .86 57 .3
1 .36 9,181 0 .79 (e) 1 .61 59 .5
2 .16 13,199 0 .79 (e) 1 .53 53 .6
0 .13 (c) 11,814 0 .66 (d) 0 .95 (d) 60 .2 (d)
3 .38 12,410 0 .67 (e) 1 .62 76 .0
4 .99 14,704 0 .67 (e) 2 .23 52 .4
0 .31 9,938 0 .67 (e) 1 .98 57 .3
1 .56 9,955 0 .67 (e) 1 .72 59 .5
2 .19 12,039 0 .68 (e) 1 .65 53 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class A shares
2021(b) $ 20.37 ( $ 0.03) $ 9.24 $ 9.21 $ – ( $ 0.56) ( $ 0.56) $ 29.02
2020 20.79 – 0.79 0.79 – (1.21) (1.21) 20.37
2019 22.60 0.01 1.09 1.10 (0.01) (2.90) (2.91) 20.79
2018 24.13 0.01 0.43 0.44 – (1.97) (1.97) 22.60
2017 20.02 (0.02) 4.65 4.63 (0.09) (0.43) (0.52) 24.13
2016 20.62 0.10 0.04 0.14 – (0.74) (0.74) 20.02
Class C shares
2021(b) 17.54 (0.12) 7.93 7.81 – (0.56) (0.56) 24.79
2020 18.20 (0.14) 0.69 0.55 – (1.21) (1.21) 17.54
2019 20.33 (0.14) 0.91 0.77 – (2.90) (2.90) 18.20
2018 22.06 (0.16) 0.40 0.24 – (1.97) (1.97) 20.33
2017 18.40 (0.19) 4.28 4.09 – (0.43) (0.43) 22.06
2016 19.16 (0.05) 0.03 (0.02) – (0.74) (0.74) 18.40
Class J shares
2021(b) 19.30 (0.01) 8.76 8.75 – (0.56) (0.56) 27.49
2020 19.77 0.02 0.76 0.78 (0.04) (1.21) (1.25) 19.30
2019 21.67 0.04 1.01 1.05 (0.05) (2.90) (2.95) 19.77
2018 23.18 0.05 0.42 0.47 (0.01) (1.97) (1.98) 21.67
2017 19.26 0.01 4.48 4.49 (0.14) (0.43) (0.57) 23.18
2016 19.82 0.14 0.04 0.18 – (0.74) (0.74) 19 .26
Institutional shares
2021(b) 22.21 0.01 10.08 10.09 (0.03) (0.56) (0.59) 31.71
2020 22.56 0.06 0.88 0.94 (0.08) (1.21) (1.29) 22.21
2019 24.26 0.09 1.20 1.29 (0.09) (2.90) (2.99) 22.56
2018 25.74 0.11 0.44 0.55 (0.06) (1.97) (2.03) 24.26
2017 21.31 0.08 4.96 5.04 (0.18) (0.43) (0.61) 25.74
2016 21.81 0.23 0.01 0.24 – (0.74) (0.74) 21.31
R-1 shares
2021(b) 18.94 (0.09) 8.58 8.49 – (0.56) ( 0 .56) 26.87
2020 19.49 (0.09) 0.75 0.66 – (1.21) (1.21) 18.94
2019 21.46 (0.07) 1.00 0.93 – (2.90) (2.90) 19.49
2018 23.11 (0.09) 0.41 0.32 – (1.97) (1.97) 21.46
2017 19.20 (0.12) 4.48 4.36 (0.02) (0.43) (0.45) 23.11
2016 19.88 0.03 0.03 0.06 – (0.74) (0.74) 19.20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
45.72% (c),(d) $ 308,011 1.12% (e) – % (0.21) % (e) 45.0% (e)
3.71 (d) 202,896 1.18 – (0.03) 41.6
7.38 (d) 218,037 1.22 – 0.04 40.0
1.73 (d) 218,500 1.18 – 0.06 51.6
23.33 (d) 228,263 1.23 – (0.11) 67.5
0.77 (d) 214,666 1.24 (f) – 0.52 59.1
45.10 (c),(d) 30,777 1.95 (e) – (1.05) (e) 45.0 (e)
2.85 (d) 21,727 2.03 – (0.87) 41.6
6.44 (d) 26,671 2.04 (f) – (0.77) 40.0
0.93 (d) 34,505 1.98 (f) – (0.75) 51.6
22.39 (d) 31,527 2.02 (f) – (0.91) 67.5
(0.03) (d) 25,294 2.08 (f) – (0.31) 59.1
45.80 (c),(d),(g) 253,844 0.98 (e),(h) 1.01 (e),(i) (0.08) (e) 45.0 (e)
3.88 (d),(g) 175,489 1.03 (h) 1.06 (i) 0.12 41.6
7.50 (d) 189,772 1.06 (h) 1.09 (i) 0.20 40.0
1.93 (d) 191,225 1.02 (h) 1.05 (i) 0.22 51.6
23.56 (d) 203,083 1.05 (h) 1.08 (i) 0.07 67.5
1.01 (d) 182,800 1.02 (h) 1.05 (i) 0.75 59.1
45.95 (c) 452,909 0.82 (e),(f) – 0.06 (e) 45.0 (e)
4.07 147,591 0.85 (f) – 0.28 41.6
7.72 (g) 107,829 0.85 (f) – 0.41 40.0
2.12 (g) 91,484 0.81 (f) – 0.42 51.6
23.89 73,867 0.80 (f) – 0.32 67.5
1.20 61,357 0.80 (f) – 1.12 59.1
45.37 (c) 2,660 1.62 (e) – (0.72) (e) 45.0 (e)
3.24 1,825 1.63 – (0.48) 41.6
6.91 2,407 1.63 – (0.37) 40.0
1.25 2,403 1.63 – (0.38) 51.6
22.86 2,917 1.65 – (0.54) 67.5
0.38 2,535 1.64 – 0.16 59.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
R-3 shares
2021(b) $ 20 .28 ( $ 0 .05 ) $ 9 .19 $ 9 .14 $ – ( $ 0 .56 ) ( $ 0 .56 ) $ 28 .86
2020 20 .72 ( 0 .03 ) 0 .80 0 .77 – ( 1 .21 ) ( 1 .21 ) 20 .28
2019 22 .55 ( 0 .01 ) 1 .08 1 .07 – ( 2 .90 ) ( 2 .90 ) 20 .72
2018 24 .12 ( 0 .02 ) 0 .42 0 .40 – ( 1 .97 ) ( 1 .97 ) 22 .55
2017 20 .01 ( 0 .05 ) 4 .67 4 .62 ( 0 .08 ) ( 0 .43 ) ( 0 .51 ) 24 .12
2016 20 .63 0 .09 0 .03 0 .12 – ( 0 .74 ) ( 0 .74 ) 20 .01
R-4 shares
2021(b) 21 .30 ( 0 .03 ) 9 .68 9 .65 – ( 0 .56 ) ( 0 .56 ) 30 .39
2020 21 .69 – 0 .84 0 .84 ( 0 .02 ) ( 1 .21 ) ( 1 .23 ) 21 .30
2019 23 .46 0 .03 1 .14 1 .17 ( 0 .04 ) ( 2 .90 ) ( 2 .94 ) 21 .69
2018 24 .96 0 .03 0 .44 0 .47 – ( 1 .97 ) ( 1 .97 ) 23 .46
2017 20 .70 ( 0 .01 ) 4 .82 4 .81 ( 0 .12 ) ( 0 .43 ) ( 0 .55 ) 24 .96
2016 21 .27 0 .11 0 .06 0 .17 – ( 0 .74 ) ( 0 .74 ) 20 .70
R-5 shares
2021(b) 21 .91 ( 0 .01 ) 9 .96 9 .95 – ( 0 .56 ) ( 0 .56 ) 31 .30
2020 22 .28 0 .03 0 .86 0 .89 ( 0 .05 ) ( 1 .21 ) ( 1 .26 ) 21 .91
2019 24 .00 0 .06 1 .17 1 .23 ( 0 .05 ) ( 2 .90 ) ( 2 .95 ) 22 .28
2018 25 .47 0 .06 0 .45 0 .51 ( 0 .01 ) ( 1 .97 ) ( 1 .98 ) 24 .00
2017 21 .10 0 .02 4 .92 4 .94 ( 0 .14 ) ( 0 .43 ) ( 0 .57 ) 25 .47
2016 21 .65 0 .15 0 .04 0 .19 – ( 0 .74 ) ( 0 .74 ) 21 .10
R-6 shares
2021(b) 22 .21 0 .02 10 .09 10 .11 ( 0 .05 ) ( 0 .56 ) ( 0 .61 ) 31 .71
2020 22 .56 0 .08 0 .88 0 .96 ( 0 .10 ) ( 1 .21 ) ( 1 .31 ) 22 .21
2019 24 .25 0 .11 1 .20 1 .31 ( 0 .10 ) ( 2 .90 ) ( 3 .00 ) 22 .56
2018 25 .72 0 .11 0 .46 0 .57 ( 0 .07 ) ( 1 .97 ) ( 2 .04 ) 24 .25
2017(g) 23 .47 0 .02 2 .85 2 .87 ( 0 .19 ) ( 0 .43 ) ( 0 .62 ) 25 .72

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
45 .58% (c) $ 14,399 1 .31% (d) ( 0 .41 ) % (d) 45 .0% (d)
3 .60 7,119 1 .32 ( 0 .17 ) 41 .6
7 .23 9,247 1 .32 ( 0 .06 ) 40 .0
1 .55 11,352 1 .32 ( 0 .07 ) 51 .6
23 .27 14,310 1 .34 ( 0 .22 ) 67 .5
0 .67 12,944 1 .33 0 .45 59 .1
45 .74 (c) ,(e) 47,345 1 .12 (d) ( 0 .22 ) (d) 45 .0 (d)
3 .78 28,740 1 .13 0 .01 41 .6
7 .42 25,604 1 .13 0 .12 40 .0
1 .80 18,401 1 .13 0 .10 51 .6
23 .44 16,508 1 .15 ( 0 .04 ) 67 .5
0 .89 13,799 1 .14 0 .57 59 .1
45 .89 (c) 41,328 1 .00 (d) ( 0 .10 ) (d) 45 .0 (d)
3 .88 26,842 1 .01 0 .13 41 .6
7 .55 23,288 1 .01 0 .26 40 .0
1 .92 22,556 1 .01 0 .22 51 .6
23 .62 20,270 1 .03 0 .10 67 .5
0 .97 18,947 1 .02 0 .75 59 .1
45 .97 (c) ,(e) 152,115 0 .76 (d) ,(f) 0 .12 (d) 45 .0 (d)
4 .14 75,621 0 .77 (f) 0 .37 41 .6
7 .82 (e) 62,428 0 .77 (f) 0 .49 40 .0
2 .20 (e) 48,252 0 .77 (f) 0 .42 51 .6
12 .44 (c) 23,391 0 .77 (d) ,(f) 0 .10 (d) 67 .5 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.
(g) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2021(b) $ 10.37 ( $ 0.04) $ 3 .37 $ 3.33 ( $ 0.88) ( $ 0.88) $ 12.82
2020 9.29 (0.07) 2.16 2.09 (1.01) (1.01) 10.37
2019 10.56 (0.07) 0.69 0.62 (1.89) (1.89) 9.29
2018 10.88 (0.09) 1.04 0.95 (1.27) (1.27) 10.56
2017 8.59 (0.09) 2.74 2.65 (0.36) (0.36) 10.88
2016 9.52 (0.06) 0.14 0.08 (1.01) (1.01) 8.59
Institutional shares
2021(b) 15.56 (0.05) 5.10 5.05 (0.88) (0.88) 19.73
2020 13.45 (0.08) 3.20 3.12 (1.01) (1.01) 15.56
2019 14.29 (0.07) 1.12 1.05 (1.89) (1.89) 13.45
2018 14 .27 (0.08) 1.37 1.29 (1.27) (1.27) 14.29
2017 11.13 (0.06) 3.56 3.50 (0.36) (0.36) 14.27
2016 11.99 (0.04) 0.19 0.15 (1.01) (1.01) 11.13
R-1 shares
2021(b) 11.67 (0.09) 3.81 3.72 (0.88) (0.88) 14.51
2020 10.40 (0.14) 2.42 2.28 (1.01) (1.01) 11.67
2019 11.62 (0.14) 0.81 0.67 (1.89) (1.89) 10.40
2018 11.91 (0.17) 1.15 0.98 (1.27) (1.27) 11.62
2017 9.42 (0.15) 3.00 2.85 (0.36) (0.36) 11.91
2016 10.39 (0.11) 0.15 0.04 (1.01) (1.01) 9.42
R-3 shares
2021(b) 12.30 (0.07) 4.01 3.94 (0.88) (0.88) 15.36
2020 10.87 (0.11) 2.55 2.44 (1.01) (1.01) 12.30
2019 12.02 (0.11) 0.85 0.74 (1.89) (1.89) 10.87
2018 12.25 (0.14) 1.18 1.04 (1.27) (1.27) 12.02
2017 9.65 (0.12) 3.08 2 .96 (0.36) (0.36) 12.25
2016 10.59 (0.09) 0.16 0.07 (1.01) (1.01) 9.65
R-4 shares
2021(b) 13.40 ( 0 .07) 4.39 4.32 (0.88) (0.88) 16.84
2020 11.74 (0.10) 2.77 2.67 (1.01) (1.01) 13.40
2019 12.79 (0.10) 0.94 0.84 (1.89) (1.89) 11.74
2018 12.94 (0.12) 1.24 1.12 (1.27) (1.27) 12.79
2017 10.15 (0.11) 3.26 3.15 (0.36) (0.36) 12.94
2016 11.07 (0.08) 0.17 0.09 (1.01) (1.01) 10.15
R-5 shares
2021(b) 14.25 (0.06) 4.67 4.61 (0.88) (0.88) 17.98
2020 12.42 (0.09) 2.93 2.84 (1.01) (1.01) 14.25
2019 13.39 (0.09) 1.01 0.92 (1.89) (1.89) 12.42
2018 13.47 (0.11) 1.30 1.19 (1.27) (1.27) 13 .39
2017 10.55 (0.10) 3.38 3.28 (0.36) (0.36) 13.47
2016 11.45 (0.07) 0.18 0.11 (1.01) (1.01) 10.55
R-6 shares
2021(b) 15.55 (0.04) 5.10 5.06 (0.88) (0.88) 19.73
2020 13.43 (0.06) 3.19 3.13 (1.01) (1.01) 15.55
2019 14.27 (0.06) 1.11 1.05 (1.89) (1.89) 13.43
2018 14.25 (0.08) 1.37 1.29 (1.27) (1.27) 14.27
2017 11.11 (0.08) 3.58 3.50 (0.36) (0.36) 14.25
2016 11.98 (0.06) 0.20 0.14 (1.01) (1.01) 11.11

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
32.79% (c),(d) $ 106,615 1.07% (e),(f) 1.11% (e),(g) (0.69) % (e) 83.2% (e)
24.24 (d) 78,084 1.16 (f) 1.22 (g) (0.75) 67.6
10.17 (d) 69,567 1.33 (f) 1.45 (g) (0.81) 57.4
8.82 (d) 66,138 1.29 (f) 1.41 (g) (0.81) 68.8
31.61 (d) 58,650 1.36 (f) 1.47 (g) (0.91) 52.3
0.95 (d) 47,535 1.35 (f) 1.45 (g) (0.73) 57.1
32.91 (c) 298,647 0.92 (e),(h) – (0.54) (e) 83.2 (e)
24.51 (i) 222,802 0.97 (h) – (0.57) 67.6
10.50 (i) 148,229 1.02 (h) – (0.50) 57.4
9.12 152,106 1.02 (h) – (0.54) 68.8
32.04 163,287 1.02 (h) – (0.53) 52.3
1.36 1,292,151 1.02 (h) – (0.39) 57.1
32.35 (c),(i) 2,564 1.71 (e) ,(h) – (1.32) (e) 83.2 (e)
23.53 (i) 1,980 1.75 (h) – (1.34) 67.6
9.59 1,757 1.87 (h) – (1.35) 57.4
8.27 2,255 1.87 (h) – (1.39) 68.8
30.92 2,363 1.88 (h) – (1.42) 52.3
0.43 2,148 1.88 (h) – (1.24) 57.1
32.60 (c) 20,655 1.40 (e),(h) – (1.02) (e) 83.2 (e)
23.92 13,013 1.44 (h) – (1.03) 67.6
9.90 13,075 1.56 (h) – (1.04) 57.4
8.54 14,357 1.56 (h) – (1.08) 68.8
31.34 17,282 1.57 (h) – (1.11) 52.3
0.73 16,020 1.57 (h) – (0.94) 57.1
32.77 (c) 23,584 1.21 (e),(h) – (0.84) (e) 83.2 (e)
24.12 15,438 1.25 (h) – (0.84) 67.6
10.11 12,710 1.37 (h) – (0.85) 57.4
8.72 12,526 1.37 (h) – (0.89) 68.8
31.67 12,382 1.38 (h) – (0.91) 52.3
0.90 12,216 1.38 (h) – (0.75) 57.1
32.85 (c) 54,559 1.09 (e),(h) – (0.70) (e) 83.2 (e)
24 .17 42,541 1.13 (h) – (0.72) 67.6
10.29 37,322 1.25 (h) – (0.73) 57.4
8.91 43,250 1.25 (h) – (0.77) 68.8
31.71 40,715 1.26 (h) – (0.80) 52.3
1.05 34,740 1.26 (h) – (0.64) 57.1
33.00 (c) 2,526,545 0.83 (e),(h) – (0.45) (e) 83.2 (e)
24.63 (i) 1,817,204 0.86 (h) – (0.46) 67.6
10.52 (i) 1,497,648 0.99 (h) – (0.48) 57.4
9.13 1,457,244 0.99 (h) – (0.52) 68.8
32.10 1,299,913 1.01 (h) – (0.63) 52.3
1.27 605 1.06 (h) – (0.57) 57.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2021(b) $ 20.17 $ 0.13 $ 10.62 $ 10.75 ( $ 0.24) ( $ 0.31) ( $ 0.55) $ 30.37
2020 23.55 0.21 (1.85) (1.64) (0.26) (1.48) (1.74) 20.17
2019 26.23 0.23 0.04 0.27 (0.27) (2.68) (2.95) 23.55
2018 26.68 0.24 1.10 1.34 (0.25) (1.54) (1.79) 26.23
2017 22.37 0.23 5.75 5.98 (0.22) (1.45) (1.67) 26.68
2016 23.02 0.21 0.98 1.19 (0.21) (1.63) (1.84) 22.37
Institutional shares
2021(b) 21.54 0.17 11.33 11.50 (0.27) (0.31) ( 0 .58) 32.46
2020 25.03 0.27 (1.98) (1.71) (0.30) (1.48) (1.78) 21.54
2019 27.68 0.30 0.05 0.35 (0.32) (2.68) (3.00) 25.03
2018 28.06 0.31 1.15 1.46 (0.30) (1.54) (1.84) 27.68
2017 23.44 0.30 6.04 6.34 (0.27) (1.45) (1.72) 28.06
2016 24.05 0.28 1.01 1.29 (0.27) (1.63) (1.90) 23.44
R-1 shares
2021(b) 21.08 0.05 11.12 11.17 (0.09) (0.31) (0.40) 31.85
2020 24.50 0.09 (1.95) (1.86) (0.08) (1.48) (1.56) 21.08
2019 27.11 0.10 0.07 0.17 (0.10) (2.68) (2.78) 24.50
2018 27.53 0.07 1.14 1.21 (0.09) (1.54) (1.63) 27.11
2017 23.06 0.09 5.92 6.01 (0.09) (1.45) (1.54) 27.53
2016 23.67 0.09 1.01 1.10 ( 0 .08) (1.63) (1.71) 23.06
R-3 shares
2021(b) 21.99 0.10 11.58 11.68 (0.15) (0.31) (0.46) 33.21
2020 25.52 0.16 (2.02) (1.86) (0.19) (1.48) (1.67) 21.99
2019 28.12 0.18 0.08 0.26 (0.18) (2.68) (2.86) 25.52
2018 28.49 0.17 1.17 1.34 (0.17) (1.54) (1.71) 28.12
2017 23.79 0.17 6.13 6.30 (0.15) (1.45) (1.60) 28.49
2016 24.36 0.17 1.03 1.20 (0.14) (1.63) (1.77) 23.79
R-4 shares
2021(b) 22.28 0.13 11.74 11.87 (0.20) (0.31) (0.51) 33.64
2020 25.84 0.21 (2.07) (1.86) (0.22) (1.48) (1.70) 22.28
2019 28.43 0.23 0.08 0.31 (0.22) (2.68) (2.90) 25.84
2018 28.77 0.23 1.19 1.42 (0.22) (1.54) (1.76) 28.43
2017 24.01 0 .22 6.18 6.40 (0.19) (1.45) (1.64) 28.77
2016 24.57 0.21 1.05 1.26 (0.19) (1.63) (1.82) 24.01
R-5 shares
2021(b) 22.44 0.14 11.82 11.96 (0.23) (0.31) (0.54) 33.86
2020 26.00 0.23 (2.06) (1.83) (0.25) (1.48) (1.73) 22.44
2019 28.59 0.27 0.08 0.35 (0.26) (2.68) (2.94) 26.00
2018 28.93 0.26 1.19 1.45 (0.25) (1.54) ( 1 .79) 28.59
2017 24.13 0.26 6.21 6.47 (0.22) (1.45) (1.67) 28.93
2016 24.69 0.24 1.05 1.29 (0.22) (1.63) (1.85) 24.13
R-6 shares
2021(b) 21.54 0.17 11.33 11.50 (0.29) (0.31) (0.60) 32.44
2020 25.03 0.27 (1.96) (1.69) (0.32) (1.48) (1.80) 21.54
2019 27.67 0.31 0.06 0.37 (0.33) (2.68) (3.01) 25.03
2018 28.05 0.32 1.15 1.47 (0.31) (1.54) (1.85) 27.67
2017(j) 26.52 0.27 2.99 3.26 (0.28) (1.45) (1.73) 28.05

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
53.81% (c),(d),(e) $ 209,248 0.40% (f),(g) 0.42% (f),(h) 0.97% (f) 11.2% (f)
(7.93) (e) 136,338 0.42 (g) 0.45 (h) 1.02 21.4
2.86 (e) 171,912 0.44 (g) 0.47 (h) 1.01 16.8
5.14 (e) 182,777 0.41 (g) 0.44 (h) 0.89 17.4
27.32 (e) 182,503 0.43 (g) 0.46 (h) 0.94 14.0
5.85 (e) 149,939 0.47 (g) 0.50 (h) 0.97 20.7
53.99 (c) 339,054 0.20 (f),(i) – 1.16 (f) 11.2 (f)
(7.75) 218,125 0.24 (i) – 1.22 21.4
3.04 330,036 0.24 (i) – 1.21 16.8
5.32 359,661 0.22 (i) – 1.08 17.4
27.64 395,731 0.22 (i) – 1.17 14.0
6.07 558,869 0.21 – 1.24 20.7
53.37 (c) 9,697 1.04 (f) – 0.34 (f) 11.2 (f)
(8.48) 6,987 1.04 – 0.42 21.4
2.24 10,201 1.04 – 0.41 16.8
4.46 12,877 1.04 – 0.26 17.4
26.56 13,654 1.04 – 0.34 14.0
5.22 12,570 1.04 – 0.40 20.7
53.58 (c) 109,248 0.73 (f) – 0.65 (f) 11.2 (f)
(8.19) 71,759 0.73 – 0.72 21.4
2.55 101,745 0.73 – 0.73 16.8
4.77 109,187 0.73 – 0.57 17.4
26.99 122,349 0.73 – 0.65 14.0
5.54 119,969 0.73 – 0.72 20.7
53.76 (c) 52,088 0.54 (f) – 0.84 (f) 11.2 (f)
(8.07) 39,413 0.54 – 0.92 21.4
2.75 57,686 0.54 – 0.92 16.8
5.01 74,989 0.54 – 0.76 17.4
27.20 90,479 0.54 – 0.83 14.0
5.75 76,916 0.54 – 0.92 20.7
53.80 (c) 132,621 0.42 (f) – 0.95 (f) 11.2 (f)
(7.91) 92,028 0.42 – 1.04 21.4
2.89 132,921 0.42 – 1.04 16.8
5.10 179,867 0.42 – 0.88 17.4
27.38 195,569 0.42 – 0.96 14.0
5.86 184,384 0.42 – 1.02 20.7
54.01 (c) 624,569 0.16 (f),(i) – 1.21 (f) 11.2 (f)
(7.67) 459,359 0.16 (i) – 1.28 21.4
3.14 464,412 0.17 (i) – 1.28 16.8
5.37 383,063 0.16 (i) – 1.12 17.4
12.82 (c) 315,680 0.17 (f),(i) – 1.08 (f) 14.0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.
(j) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2021(b) $ 8.63 $ 0.01 $ 4.88 $ 4.89 ( $ 0.04) $ – ( $ 0.04) $ 13.48
2020 10.19 0.04 (1.55) (1.51) (0.05) – (0.05) 8.63
2019 11.78 0.05 0.19 0.24 (0.05) (1.78) (1.83) 10.19
2018 13.42 0.02 (0.35) (0.33) ( 0 .01) (1.30) (1.31) 11.78
2017 11.66 (0.01) 2.51 2.50 (0.02) (0.72) (0.74) 13.42
2016 12.49 0.02 0.43 0.45 (0.03) (1.25) (1.28) 11.66
Institutional shares
2021(b) 8.94 0.04 5.04 5.08 (0.09) – (0.09) 13.93
2020 10.55 0.08 (1.59) (1.51) (0.10) – (0.10) 8.94
2019 12.12 0.10 0.20 0.30 (0.09) (1.78) (1.87) 10.55
2018 13.77 0.07 (0.36) (0.29) (0.06) (1.30) (1.36) 12.12
2017 11.94 0.06 2 .55 2.61 (0.06) (0.72) (0.78) 13.77
2016 12.76 0.07 0.44 0.51 (0.08) (1.25) (1.33) 11.94
R-1 shares
2021(b) 7.90 (0.01) 4.46 4.45 (0.01) – (0.01) 12.34
2020 9.32 0.01 (1.43) (1.42) – – – 7.90
2019 10.93 0.01 0.16 0.17 – (1.78) (1.78) 9.32
2018 12.59 (0.04) (0.32) (0.36) – (1.30) (1.30) 10.93
2017 11.01 (0.06) 2.36 2.30 – (0.72) (0.72) 12.59
2016 11.88 (0.03) 0.41 0.38 – (1.25) (1.25) 11 .01
R-3 shares
2021(b) 8.48 – 4.80 4.80 (0.03) – (0.03) 13.25
2020 10.01 0.03 (1.52) (1.49) (0.04) – (0.04) 8.48
2019 11.59 0.04 0.18 0.22 (0.02) (1.78) (1.80) 10.01
2018 13.23 – (0.34) (0.34) – (1.30) (1.30) 11.59
2017 11.51 (0.02) 2.46 2.44 – (0.72) (0.72) 13.23
2016 12.35 – 0.43 0.43 (0.02) (1.25) (1.27) 11.51
R-4 shares
2021(b) 8.63 0.02 4.89 4.91 (0.05) – (0.05) 13.49
2020 10.19 0.05 (1.55) (1.50) (0.06) – (0.06) 8.63
2019 11.77 0.06 0.18 0.24 (0.04) (1.78) (1.82) 10 .19
2018 13.41 0.02 (0.35) (0.33) (0.01) (1.30) (1.31) 11.77
2017 11.65 – 2.50 2.50 (0.02) (0.72) (0.74) 13.41
2016 12.48 0.03 0.43 0.46 (0.04) (1.25) (1.29) 11.65
R-5 shares
2021(b) 8.75 0.03 4 .93 4.96 (0.06) – (0.06) 13.65
2020 10.33 0.06 (1.57) (1.51) (0.07) – (0.07) 8.75
2019 11.91 0.07 0.19 0.26 (0.06) (1.78) (1.84) 10.33
2018 13.55 0.04 (0.35) (0.31) (0.03) (1.30) (1.33) 11.91
2017 11.77 0.02 2.52 2.54 (0.04) (0.72) (0.76) 13.55
2016 12.59 0.04 0.44 0.48 (0.05) (1.25) (1.30) 11.77
R-6 shares
2021(b) 8.93 0.04 5.04 5.08 (0.09) – (0.09) 13.92
2020 10.54 0.09 (1.60) ( 1 .51) (0.10) – (0.10) 8.93
2019 12.12 0.10 0.19 0.29 (0.09) (1.78) (1.87) 10.54
2018 13.76 0 .07 (0.35) (0.28) (0.06) (1.30) (1.36) 12.12
2017 11.93 0.03 2.58 2.61 (0.06) (0.72) (0.78) 13.76
2016 12.75 0.03 0.48 0.51 (0.08) (1.25) (1.33) 11.93

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
56.75% (c),(d) $ 23,183 1.34% (e),(f) 1.39% (e),(g) 0.22% (e) 103.0% (e)
(14.92) (d) 11,752 1.48 (f) 1.54 (g) 0.42 92.2
4.60 (d) 16,348 1.45 (f) 1.52 (g) 0.46 76.1
(3.18) (d) 17,180 1.36 (f) 1.43 (g) 0.13 84.1
21.66 (d) 19,406 1.40 (f) 1.45 (g) (0.04) 58.6
4.33 (d) 18,069 1.41 (f) 1.46 (g) 0.18 52.5
57.02 (c) 197,997 0.96 (e),(h) – 0.65 (e) 103.0 (e)
(14.51) 103,672 0.98 (h) – 0.90 92.2
5.09 116,450 0.99 (h) – 0.92 76.1
(2.80) 129,984 1.00 (h) – 0.49 84.1
22.11 186,765 0.99 (h) – 0.43 58.6
4.82 1,144,250 0.99 (h) – 0.60 52.5
56.36 (c) 823 1.80 (e),(h) – (0.16) (e) 103.0 (e)
(15.21) 583 1 .84 (h) – 0.06 92.2
4.21 871 1.84 (h) – 0.07 76.1
(3.61) 983 1.84 (h) – (0.35) 84.1
21.05 1,200 1.85 (h) – (0.47) 58.6
3.93 1,434 1.85 (h) – (0.26) 52.5
56.64 (c) 6,996 1.49 (e),(h) – 0.06 (e) 103.0 (e)
(14.99) 3,599 1.53 (h) – 0.39 92.2
4.51 6,798 1.53 (h) – 0.39 76.1
(3.27) 9,087 1.53 (h) – (0.04) 84.1
21.41 12,261 1.54 (h) – (0.17) 58.6
4.23 13,501 1.54 (h) – 0.03 52.5
56.98 (c) 3,364 1.30 (e) ,(h) – 0.34 (e) 103.0 (e)
(14.84) 2,278 1.34 (h) – 0.59 92.2
4.67 4,746 1.34 (h) – 0.57 76.1
(3.14) 4,824 1.34 (h) – 0.15 84.1
21.64 6,883 1.35 (h) – 0.02 58.6
4.43 7,570 1.35 (h) – 0.25 52.5
56.89 (c) 18,966 1.18 (e),(h) – 0.48 (e) 103.0 (e)
(14.74) 14,788 1.22 (h) – 0.69 92.2
4.80 19,469 1.22 (h) – 0.70 76.1
(2.99) 23,256 1.22 (h) – 0.28 84.1
21.78 31,863 1.23 (h) – 0.13 58.6
4.60 23,856 1.23 (h) – 0.35 52.5
57.11 (c) 1,130,451 0.93 (e),(h) – 0.67 (e) 103.0 (e)
(14.51) 663,938 0.96 (h) – 0.94 92.2
5.05 840,894 0.97 (h) – 0.94 76.1
(2.70) 885,580 0.96 (h) – 0.54 84.1
22.13 967,766 0.97 (h) – 0.25 58.6
4.82 3,511 1.01 (h) – 0.28 52.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Class A shares
2021(b) $ 7.40 $ 0.09 $ 0.26 $ 0.35 ( $ 0.09) ( $ 0.09) $ 7.66
2020 7.43 0.18 (0.04) 0.14 (0.17) (0.17) 7.40
2019 6.95 0.24 0.47 0.71 (0.23) (0.23) 7.43
2018 7.24 0.28 (0.31) (0.03) (0.26) (0.26) 6.95
2017 7.42 0.29 (0.20) 0.09 (0.27) (0.27) 7.24
2016 7.34 0.28 0.06 0.34 (0.26) (0.26) 7.42
Class C shares
2021(b) 7.43 0.06 0.25 0.31 (0.06) (0.06) 7.68
2020 7.46 0.12 ( 0 .04) 0.08 (0.11) (0.11) 7.43
2019 6.97 0.19 0.47 0.66 (0.17) (0.17) 7.46
2018 7.27 0.22 (0.32) (0.10) (0.20) (0.20) 6.97
2017 7.44 0.23 (0.19) 0.04 (0.21) (0.21) 7.27
2016 7.36 0.21 0.07 0.28 (0.20) (0.20) 7.44
Institutional shares
2021(b) 7.41 0.10 0.25 0.35 (0.10) (0.10) 7.66
2020 7.44 0.21 (0.05) 0.16 (0.19) (0.19) 7.41
2019 6.95 0.26 0.48 0.74 (0.25) (0.25) 7.44
2018 7.25 0.29 (0.31) (0.02) (0.28) (0.28) 6.95
2017 7.43 0.31 (0.20) 0.11 (0.29) (0.29) 7.25
2016 7.34 0.28 0.09 0.37 (0.28) (0.28) 7.43

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.74% (c),(d) $ 388,034 0.78% (e) 0.76% (e),(f) 2.37% (e) 27.7% (e)
1.89 (d) 356,581 0.81 0.77 (f) 2.50 66.7
10.28 (d) 358,580 0.86 0.79 (f) 3.36 64.0
(0.42) (d) 269,439 0.85 0.78 (f) 3.87 65.8
1.29 (d) 277,289 0.83 0.79 (f) 3.97 30.9
4.71 (d) 326,545 0.81 0.78 (f) 3.68 33.7
4.15 (c),(d) 36,677 1.6 0 (e),(g) 1.58 (e),(f),(g) 1.55 (e) 27.7 (e)
1.05 (d) 38,229 1.63 (g) 1.59 (f),(g) 1.69 66.7
9.51 (d) 39,162 1.67 (g) 1.60 (f),(g) 2.55 64.0
(1.38) (d) 26,337 1.67 (g) 1.60 (f),(g) 3.05 65.8
0.60 (d) 27,133 1.64 (g) 1.60 (f),(g) 3.16 30.9
3.84 (d) 31,846 1.63 (g) 1.60 (f),(g) 2.84 33.7
4 .72 (c) 286,181 0.54 (e),(g) 0.52 (e),(f),(g) 2.61 (e) 27.7 (e)
2.14 248,148 0.56 (g) 0.52 (f),(g) 2.85 66.7
10.73 163,406 0.59 (g) 0.52 (f),(g) 3.57 64.0
(0.31) 70,842 0.59 (g) 0.52 (f),(g) 4.11 65.8
1.54 40,449 0.52 (g) 0.48 (f),(g) 4.22 30.9
5.04 4,346 0.63 (g) 0.60 (f),(g) 3.76 33.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g) Reflects Manager's contractual expense limit.

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2021 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for certain share classes), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the
Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( November 1, 2020 to April 30, 2021 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of may apply to IRA or 403(b) accounts within Class J shares. R-1, R-3, R-4, R-5 and R-6 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
November 1, 2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Beginning
Account Value
November 1,
2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Annualized
Expense
Ratio
California Municipal Fund
Class A $ 1,000.00 $ 1,036.14 $ 3.94 $ 1,000.00 $ 1,020.93 $ 3.91 0.78%
Class C 1,000.00 1,031.90 7.96 1,000.00 1,016.96 7.90 1.58
Institutional 1,000.00 1,037.38 2.68 1,000.00 1,022.17 2.66 0.53
California Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,036.10 3.8 4 1,000.00 1,020.98 3.82 0.76
Class C 1,000.00 1,031.90 7.86  1,000.00 1,016.96 7.83 1.56
Institutional 1,000.00 1,037.40 2.58  1,000.00 1,022.23 2.56 0.51
Core Fixed Income Fund
Class A 1,000.00 988.65 3.80 1,000.00 1,020.98 3.86 0.77
Class C 1,000.00 983.64 7.87 1,000.00 1,016.86 8.00 1.60
Class J 1,000.00 989.30 3.16 1,000.00 1,021.62 3.21 0.64
Institutional 1,000.00 989.83 2.66 1,000.00 1,022.12 2.71 0.54
R-1 1,000.00 986.09 6.40 1,000.00 1,018.35 6.51 1.30
R-3 1,000.00 987.63 4.88 1,000.00 1,019.89 4.96 0.99
R-4 1,000.00 988.57 3.94 1,000.00 1,020.83 4.01 0.80
R-5 1,000.00 989.13 3.35 1,000.00 1,021.42 3.41 0.68
R-6 1,000.00 990.40 2.07 1,000.00 1,022.71 2.11 0.42

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Beginning
Account Value
November 1,
2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Annualized
Expense
Ratio
Core Plus Bond Fund
Class A $ 1,000.00 $ 1,001.11 $ 4.22 $ 1,000.00 $ 1,020.58 $ 4.26 0.85%
Class J 1,000.00 1,000.36 4.02 1,000.00 1,020.78 4.06 0.81
Institutional 1,000.00 1,001.69 2.78 1,000.00 1,022.02 2.81 0.56
R-1 1,000.00 998.49 6.84 1,000.00 1,017.95 6.90 1.38
R-3 1,000.00 999.14 5.30 1,000.00 1,019.49 5.36 1.07
R-4 1,000.00 1,000.05 4.36 1,000.00 1,020.43 4.41 0.88
R-5 1,000.00 1,001.59 3.77 1,000.00 1,021.03 3.81 0.76
Diversified International Fund
Class A 1,000.00 1,266.27 6.46 1,000.00 1,019.09 5.76 1.15
Class C 1,000.00 1,260.59 11.10 1,000.00 1,014.98 9.89 1.98
Class J 1,000.00 1,267.00 5.90 1,000.00 1,019.59 5.26 1.05
Institutional 1,000.00 1,269.17 4.73 1,000.00 1,020.63 4.21 0.84
R-1 1,000.00 1,263.51 9.04 1,000.00 1,016.81 8.05 1.61
R-3 1,000.00 1,265.75 7.30 1,000.00 1,018.35 6.51 1.30
R-4 1,000.00 1,266.31 6.24 1,000.00 1,019.29 5.56 1.11
R-5 1,000.00 1,267.45 5.57 1,000.00 1,019.89 4.96 0.99
R-6 1,000.00 1,268.42 4.11 1,000.00 1,021.17 3.66 0.73
Equity Income Fund
Class A 1,000.00 1,299.21 4.85 1,000.00 1,020.58 4.26 0.85
Class C 1,000.00 1,294.37 9.16 1,000.00 1,016.81 8.05 1.61
Class J 1,000.00 1,299.19 4.45 1,000.00 1,020.93 3.91 0.78
Institutional 1,000.00 1,301.05 2.97 1,000.00 1,022.22 2.61 0.52
R-1 1,000.00 1,295.31 7.85 1,000.00 1,017.95 6.90 1.38
R-3 1,000.00 1,297.54 6.10 1,000.00 1,019.49 5.36 1.07
R-4 1,000.00 1,298.89 5.02 1,000.00 1,020.43 4.41 0.88
R-5 1,000.00 1,299.63 4.33 1,000.00 1,021.03 3.81 0.76
Finisterre Emerging Markets Total Return Bond Fund
Class A 1,000.00 1,054.99 6.11 1,000.00 1,018.84 6.01 1.20
Institutional 1,000.00 1,056.52 4.33 1,000.00 1,020.58 4.26 0.85
Global Diversified Income Fund
Class A 1,000.00 1,120.62 5.31 1,000.00 1,019.79 5.06 1.01
Class C 1,000.00 1,116.73 9.29 1,000.00 1,016.02 8.85 1.77
Institutional 1,000.00 1,123.10 3.58 1,000.00 1,021.42 3.41 0.68
R-6 1,000.00 1,123.24 3.58 1,000.00 1,021.42 3.41 0.68
Global Real Estate Securities Fund
Class A 1,000.00 1,267.88 7.31 1,000.00 1,018.35 6.51 1.30
Class C 1,000.00 1,263.58 11.95 1,000.00 1,014.23 10.64 2.13
Institutional 1,000.00 1,269.41 5.29 1,000.00 1,020.13 4.71 0.94
R-3 1,000.00 1,267.52 8.10 1,000.00 1,017.65 7.20 1.44
R-4 1,000.00 1,269.30 7.03 1,000.00 1,018.60 6.26 1.25
R-5 1,000.00 1,268.78 6.36 1,000.00 1,019.19 5.66 1.13
R-6 1,000.00 1,271.94 4.90 1,000.00 1,020.48 4.36 0.87
Government & High Quality Bond Fund
Class A 1,000.00 996.21 3.76 1,000.00 1,021.03 3.81 0.76
Class C 1,000.00 990.98 8.05 1,000.00 1,016.71 8.15 1.63
Class J 1,000.00 995.09 3.96 1,000.00 1,020.83 4.01 0.80
Institutional 1,000.00 996.48 2.57 1,000.00 1,022.22 2.61 0.52
R-1 1,000.00 992.66 6.37 1,000.00 1,018.40 6.46 1.29
R-3 1,000.00 994.19 4.85 1,000.00 1,019.93 4.91 0.98
R-4 1,000.00 996.08 3.91 1,000.00 1,020.88 3.96 0.79
R-5 1,000.00 996.68 3.32 1,000.00 1,021.47 3.36 0.67
Government Money Market Fund
Institutional 1,000.00 1,000.00 0.30 1,000.00 1,024.50 0.30 0.06
High Income Fund
Institutional 1,000.00 1,072.20 3.08 1,000.00 1,021.82 3.01 0.60

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Beginning
Account Value
November 1,
2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Annualized
Expense
Ratio
High Yield Fund
Class A $ 1,000.00 $ 1,072.31 $ 4.57 $ 1,000.00 $ 1,020.38 $ 4.46 0.89%
Class C 1,000.00 1,067.37 8.41 1,000.00 1,016.66 8.20 1.64
Institutional 1,000.00 1,072.91 3.14 1,000.00 1,021.77 3.06 0.61
R-6 1,000.00 1,073.40 2.67 1,000.00 1,022.22 2.61 0.52
Inflation Protection Fund
Class J 1,000.00 1,018.69 4.40 1,000.00 1,020.43 4.41 0.88
Institutional 1,000.00 1,021.08 1.95 1,000.00 1,022.86 1.96 0.39
R-1 1,000.00 1,016.58 6.30 1,000.00 1,018.55 6.31 1.26
R-3 1,000.00 1,019.49 4.76 1,000.00 1,020.08 4.76 0.95
R-4 1,000.00 1,019.62 3.81 1,000.00 1,021.03 3.81 0.76
R-5 1,000.00 1,020.77 3.21 1,000.00 1,021.62 3.21 0.64
International Emerging Markets Fund
Class A 1,000.00 1,238.00 8.71 1,000.00 1,017.01 7.85 1.57
Class C 1,000.00 1,232.01 14.00 1,000.00 1,012.25 12.62 2.53
Class J 1,000.00 1,239.09 7.72 1,000.00 1,017.90 6.95 1.39
Institutional 1,000.00 1,240.01 6.78 1,000.00 1,018.74 6.11 1.22
R-1 1,000.00 1,235.34 11.14 1,000.00 1,014.83 10.04 2.01
R-3 1,000.00 1,236.86 9.43 1,000.00 1,016.36 8.50 1.70
R-4 1,000.00 1,238.13 8.38 1,000.00 1,017.31 7.55 1.51
R-5 1,000.00 1,239.04 7.72 1,000.00 1,017.90 6.95 1.39
R-6 1,000.00 1,240.50 6.17 1,000.00 1,019.29 5.56 1.11
International Fund I
Institutional 1,000.00 1,299.67 5.13 1,000.00 1,020.33 4.51 0.90
R-1 1,000.00 1,294.98 9.50 1,000.00 1,016.51 8.35 1.67
R-3 1,000.00 1,297.00 7.75 1,000.00 1,018.05 6.80 1.36
R-4 1,000.00 1,298.96 6.67 1,000.00 1,018.99 5.86 1.17
R-5 1,000.00 1,298.89 5.98 1,000.00 1,019.59 5.26 1.05
R-6 1,000.00 1,301.04 4.51 1,000.00 1,020.88 3.96 0.79
LargeCap Growth Fund I
Class A 1,000.00 1,233.58 5.32 1,000.00 1,020.03 4.81 0.96
Class J 1,000.00 1,234.88 4.38 1,000.00 1,020.88 3.96 0.79
Institutional 1,000.00 1,235.80 3.71 1,000.00 1,021.47 3.36 0.67
R-1 1,000.00 1,230.37 8.07 1,000.00 1,017.55 7.30 1.46
R-3 1,000.00 1,232.85 6.37 1,000.00 1,019.09 5.76 1.15
R-4 1,000.00 1,233.99 5.32 1,000.00 1,020.03 4.81 0.96
R-5 1,000.00 1,234.89 4.65 1,000.00 1,020.63 4.21 0.84
R-6 1,000.00 1,235.66 3.27 1,000.00 1,021.87 2.96 0.59
LargeCap S&P 500 Index Fund
Class A 1,000.00 1,285.75 2.27 1,000.00 1,022.81 2.01 0.40
Class C 1,000.00 1,280.30 7.24 1,000.00 1,018.45 6.41 1.28
Class J 1,000.00 1,285.44 1.98 1,000.00 1,023.06 1.76 0.35
Institutional 1,000.00 1,287.19 0.96 1,000.00 1,023.95 0.85 0.17
R-1 1,000.00 1,281.60 5.83 1,000.00 1,019.69 5.16 1.03
R-3 1,000.00 1,283.31 4.08 1,000.00 1,021.22 3.61 0.72
R-4 1,000.00 1,284.56 3.00 1,000.00 1,022.17 2.66 0.53
R-5 1,000.00 1,285.18 2.32 1,000.00 1,022.76 2.06 0.41
LargeCap Value Fund III
Class J 1,000.00 1,354.30 5.90 1,000.00 1,019.79 5.06 1.01
Institutional 1,000.00 1,355.87 4.15 1,000.00 1,021.27 3.56 0.71
R-1 1,000.00 1,350.03 9.21 1,000.00 1,016.96 7.90 1.58
R-3 1,000.00 1,352.84 7.41 1,000.00 1,018.50 6.36 1.27
R-4 1,000.00 1,353.93 6.30 1,000.00 1,019.44 5.41 1.08
R-5 1,000.00 1,354.67 5.60 1,000.00 1,020.03 4.81 0.96

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Beginning
Account Value
November 1,
2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Annualized
Expense
Ratio
MidCap Fund
Class A $ 1,000.00 $ 1,294.92 $ 5.29 $ 1,000.00 $ 1,020.18 $ 4.66 0.93%
Class C 1,000.00 1,290.17 9.48 1,000.00 1,016.51 8.35 1.67
Class J 1,000.00 1,295.61 4.44 1,000.00 1,020.93 3.91 0.78
Institutional 1,000.00 1,296.46 3.81 1,000.00 1,021.47 3.36 0.67
R-1 1,000.00 1,291.69 8.30 1,000.00 1,017.55 7.30 1.46
R-3 1,000.00 1,293.06 6.54 1,000.00 1,019.09 5.76 1.15
R-4 1,000.00 1,294.79 5.46 1,000.00 1,020.03 4.81 0.96
R-5 1,000.00 1,295.09 4.78 1,000.00 1,020.63 4.21 0.84
R-6 1,000.00 1,297.08 3.36 1,000.00 1,021.87 2.96 0.59
MidCap Growth Fund
Class J 1,000.00 1,347.45 5.12 1,000.00 1,020.43 4.41 0.88
Institutional 1,000.00 1,348.55 4.37 1,000.00 1,021.08 3.76 0.75
R-1 1,000.00 1,343.71 8.95 1,000.00 1,017.16 7.70 1.54
R-3 1,000.00 1,345.31 7.15 1,000.00 1,018.70 6.16 1.23
R-4 1,000.00 1,346.90 6.05 1,000.00 1,019.64 5.21 1.04
R-5 1,000.00 1,347.81 5.36 1,000.00 1,020.23 4.61 0.92
MidCap Growth Fund III
Class J 1,000.00 1,249.31 6.30 1,000.00 1,019.19 5.66 1.13
Institutional 1,000.00 1,251.60 4.80 1,000.00 1,020.53 4.31 0.86
R-1 1,000.00 1,246.01 9.69 1,000.00 1,016.17 8.70 1.74
R-3 1,000.00 1,248.15 7.97 1,000.00 1,017.70 7.15 1.43
R-4 1,000.00 1,248.67 6.91 1,000.00 1,018.65 6.21 1.24
R-5 1,000.00 1,249.69 6.25 1,000.00 1,019.24 5.61 1.12
MidCap S&P 400 Index Fund
Class J 1,000.00 1,439.80 2.36 1,000.00 1,022.86 1.96 0.39
Institutional 1,000.00 1,440.68 1.21 1,000.00 1,023.80 1.00 0.20
R-1 1,000.00 1,434.98 6.22 1,000.00 1,019.69 5.16 1.03
R-3 1,000.00 1,437.64 4.35 1,000.00 1,021.22 3.61 0.72
R-4 1,000.00 1,438.25 3.20 1,000.00 1,022.17 2.66 0.53
R-5 1,000.00 1,439.14 2.48 1,000.00 1,022.76 2.06 0.41
R-6 1,000.00 1,441.27 0.97 1,000.00 1,024.00 0.80 0.16
MidCap Value Fund I
Class A 1,000.00 1,446.31 6.98 1,000.00 1,019.09 5.76 1.15
Class J 1,000.00 1,446.98 5.46 1,000.00 1,020.33 4.51 0.90
Institutional 1,000.00 1,448.52 4.37 1,000.00 1,021.22 3.61 0.72
R-1 1,000.00 1,442.40 9.14 1,000.00 1,017.31 7.55 1.51
R-3 1,000.00 1,444.23 7.27 1,000.00 1,018.84 6.01 1.20
R-4 1,000.00 1,445.74 6.12 1,000.00 1,019.79 5.06 1.01
R-5 1,000.00 1,447.67 5.40 1,000.00 1,020.38 4.46 0.89
R-6 1,000.00 1,449.61 3.83 1,000.00 1,021.67 3.16 0.63
Money Market Fund
Class A 1,000.00 1,000.00 0.69 1,000.00 1,024.10 0.70 0.14
Class J 1,000.00 1,000.00 0.69 1,000.00 1,024.10 0.70 0.14
Overseas Fund
Institutional 1,000.00 1,414.74 5.63 1,000.00 1,020.13 4.71 0.94
R-1 1,000.00 1,409.43 10.75 1,000.00 1,015.87 9.00 1.80
R-3 1,000.00 1,410.91 8.91 1,000.00 1,017.41 7.45 1.49
R-4 1,000.00 1,413.17 7.78 1,000.00 1,018.35 6.51 1.30
R-5 1,000.00 1,456.01 7.19 1,000.00 1,018.94 5.91 1.18
Principal Capital Appreciation Fund
Class A 1,000.00 1,251.86 4.47 1,000.00 1,020.83 4.01 0.80
Class C 1,000.00 1,246.92 9.08 1,000.00 1,016.71 8.15 1.63
Institutional 1,000.00 1,254.04 2.68 1,000.00 1,022.41 2.41 0.48
R-1 1,000.00 1,248.67 7.53 1,000.00 1,018.10 6.76 1.35
R-3 1,000.00 1,250.62 5.80 1,000.00 1,019.64 5.21 1.04
R-4 1,000.00 1,251.66 4.75 1,000.00 1,020.58 4.26 0.85
R-5 1,000.00 1,252.38 4.08 1,000.00 1,021.17 3.66 0.73

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Beginning
Account Value
November 1,
2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Annualized
Expense
Ratio
Principal LifeTime 2010 Fund
Class A $ 1,000.00 $ 1,091.07 $ 1.97 $ 1,000.00 $ 1,022.91 $ 1.91 0.38%
Class J 1,000.00 1,092.56 0.93 1,000.00 1,023.90 0.90 0.18
Institutional 1,000.00 1,093.81 0.10 1,000.00 1,024.70 0.10 0.02
R-1 1,000.00 1,089.08 4.56 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,090.55 2.95 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,090.96 1.97 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,092.25 1.35 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2015 Fund
Institutional 1,000.00 1,118.71 0.11 1,000.00 1,024.70 0.10 0.02
R-1 1,000.00 1,114.83 4.67 1,000.00 1,020.38 4.46 0.89
R-3 1,000.00 1,116.04 3.04 1,000.00 1,021.92 2.91 0.58
R-4 1,000.00 1,116.73 2.05 1,000.00 1,022.86 1.96 0.39
R-5 1,000.00 1,116.98 1.42 1,000.00 1,023.46 1.35 0.27
Principal LifeTime 2020 Fund
Class A 1,000.00 1,143.94 1.86 1,000.00 1,023.06 1.76 0.35
Class J 1,000.00 1,145.01 0.90 1,000.00 1,023.95 0.85 0.17
Institutional 1,000.00 1,145.58 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 1,140.26 4.67 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,142.76 3.03 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,144.00 2.02 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,144.36 1.38 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2025 Fund
Institutional 1,000.00 1,175.80 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 1,171.01 4.74 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,173.27 3.07 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,173.90 2.05 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,174.65 1.40 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2030 Fund
Class A 1,000.00 1,202.22 1.97 1,000.00 1,023.01 1.81 0.36
Class J 1,000.00 1,204.21 0.93 1,000.00 1,023.95 0.85 0.17
Institutional 1,000.00 1,205.02 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 1,199.16 4.80 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,201.79 3.11 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,201.87 2.07 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,203.22 1.42 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2035 Fund
Institutional 1,000.00 1,227.19 0.06 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 1,221.97 4.85 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,224.11 3.14 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,224.59 2.10 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,225.22 1.43 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2040 Fund
Class A 1,000.00 1,244.58 2.11 1,000.00 1,022.91 1.91 0.38
Class J 1,000.00 1,246.20 1.00 1,000.00 1,023.90 0.90 0.18
Institutional 1,000.00 1,247.42 0.06 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 1,242.02 4.89 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,243.82 3.17 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,245.17 2.12 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,246.15 1.45 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2045 Fund
Institutional 1,000.00 1,265.45 0.06 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 1,259.50 4.93 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,261.70 3.20 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,263.15 2.13 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,263.19 1.46 1,000.00 1,023.51 1.30 0.26

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Beginning
Account Value
November 1,
2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Annualized
Expense
Ratio
Principal LifeTime 2050 Fund
Class A $ 1,000.00 $ 1,273.95 $ 2.14 $ 1,000.00 $ 1,022.91 $ 1.91 0.38%
Class J 1,000.00 1,275.62 1.18 1,000.00 1,023.75 1.05 0.21
Institutional 1,000.00 1,277.12 0.06 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 1,270.36 4.95 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,272.87 3.21 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,274.58 2.14 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,275.13 1.47 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2055 Fund
Institutional 1,000.00 1,286.65 0.11 1,000.00 1,024.70 0.10 0.02
R-1 1,000.00 1,281.27 4.98 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,282.16 3.23 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,283.76 2.15 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,284.84 1.47 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2060 Fund
Class J 1,000.00 1,290.52 2.16 1,000.00 1,022.91 1.91 0.38
Institutional 1,000.00 1,292.38 0.11 1,000.00 1,024.70 0.10 0.02
R-1 1,000.00 1,287.57 5.05 1,000.00 1,020.38 4.46 0.89
R-3 1,000.00 1,289.13 3.29 1,000.00 1,021.92 2.91 0.58
R-4 1,000.00 1,289.66 2.21 1,000.00 1,022.86 1.96 0.39
R-5 1,000.00 1,290.94 1.53 1,000.00 1,023.46 1.35 0.27
Principal LifeTime 2065 Fund
Institutional 1,000.00 1,294.99 0.46 1,000.00 1,024.40 0.40 0.08
R-1 1,000.00 1,289.04 5.22 1,000.00 1,020.23 4.61 0.92
R-3 1,000.00 1,292.43 3.47 1,000.00 1,021.77 3.06 0.61
R-4 1,000.00 1,292.60 2.39 1,000.00 1,022.71 2.11 0.42
R-5 1,000.00 1,294.59 1.71 1,000.00 1,023.31 1.51 0.30
Principal LifeTime Hybrid 2015 Fund
Class J 1,000.00 1,115.96 1.26 1,000.00 1,023.60 1.20 0.24
Institutional 1,000.00 1,115.67 0.26 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,116.63 0.10 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2020 Fund
Class J 1,000.00 1,141.79 1.01 1,000.00 1,023.85 0.95 0.19
Institutional 1,000.00 1,142.95 0.27 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,143.34 0.11 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2025 Fund
Class J 1,000.00 1,170.70 1.02 1,000.00 1,023.85 0.95 0.19
Institutional 1,000.00 1,172.01 0.27 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,172.19 0.11 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2030 Fund
Class J 1,000.00 1,196.38 1.03 1,000.00 1,023.85 0.95 0.19
Institutional 1,000.00 1,198.08 0.27 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,198.61 0.11 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2035 Fund
Class J 1,000.00 1,220.94 1.16 1,000.00 1,023.75 1.05 0.21
Institutional 1,000.00 1,222.80 0.28 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,221.96 0.11 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2040 Fund
Class J 1,000.00 1,240.41 1.22 1,000.00 1,023.70 1.10 0.22
Institutional 1,000.00 1,241.61 0.28 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,242.39 0.11 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2045 Fund
Class J 1,000.00 1,258.43 1.46 1,000.00 1,023.51 1.30 0.26
Institutional 1,000.00 1,259.86 0.28 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,259.76 0.11 1,000.00 1,024.70 0.10 0.02

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Beginning
Account Value
November 1,
2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Annualized
Expense
Ratio
Principal LifeTime Hybrid 2050 Fund
Class J $ 1,000.00 $ 1,268.75 $ 1.63 $ 1,000.00 $ 1,023.36 $ 1.45 0.29%
Institutional 1,000.00 1,270.73 0.28 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,270.87 0.11 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2055 Fund
Class J 1,000.00 1,279.45 1.70 1,000.00 1,023.31 1.51 0.30
Institutional 1,000.00 1,281.02 0.28 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,280.62 0.11 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2060 Fund
Class J 1,000.00 1,285.12 1.70 1,000.00 1,023.31 1.51 0.30
Institutional 1,000.00 1,286.63 0.28 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,287.74 0.11 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2065 Fund
Class J 1,000.00 1,290.41 1.70 1,000.00 1,023.31 1.51 0.30
Institutional 1,000.00 1,291.65 0.28 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,291.64 0.11 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid Income Fund
Class J 1,000.00 1,071.26 1.49 1,000.00 1,023.36 1.45 0.29
Institutional 1,000.00 1,071.68 0.26 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,072.64 0.10 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Strategic Income Fund
Class A 1,000.00 1,070.57 1.95 1,000.00 1,022.91 1.91 0.38
Class J 1,000.00 1,070.84 1.13 1,000.00 1,023.70 1.10 0.22
Institutional 1,000.00 1,072.39 0.10 1,000.00 1,024.70 0.10 0.02
R-1 1,000.00 1,067.46 4.56 1,000.00 1,020.38 4.46 0.89
R-3 1,000.00 1,069.56 2.98 1,000.00 1,021.92 2.91 0.58
R-4 1,000.00 1,069.78 2.00 1,000.00 1,022.86 1.96 0.39
R-5 1,000.00 1,071.34 1.39 1,000.00 1,023.46 1.35 0.27
Real Estate Securities Fund
Class A 1,000.00 1,291.65 6.99 1,000.00 1,018.70 6.16 1.23
Class C 1,000.00 1,286.48 11.34 1,000.00 1,014.88 9.99 2.00
Class J 1,000.00 1,292.64 6.20 1,000.00 1,019.39 5.46 1.09
Institutional 1,000.00 1,293.53 5.12 1,000.00 1,020.33 4.51 0.90
R-1 1,000.00 1,288.76 9.53 1,000.00 1,016.46 8.40 1.68
R-3 1,000.00 1,290.74 7.78 1,000.00 1,018.00 6.85 1.37
R-4 1,000.00 1,291.75 6.71 1,000.00 1,018.94 5.91 1.18
R-5 1,000.00 1,292.61 6.03 1,000.00 1,019.54 5.31 1.06
R-6 1,000.00 1,293.70 4.55 1,000.00 1,020.83 4.01 0.80
SAM Balanced Portfolio
Class A 1,000.00 1,190.96 3.21 1,000.00 1,021.87 2.96 0.59
Class C 1,000.00 1,186.38 7.37 1,000.00 1,018.05 6.80 1.36
Class J 1,000.00 1,191.44 2.39 1,000.00 1,022.61 2.21 0.44
Institutional 1,000.00 1,192.30 1.58 1,000.00 1,023.36 1.45 0.29
R-1 1,000.00 1,187.10 6.24 1,000.00 1,019.09 5.76 1.15
R-3 1,000.00 1,189.10 4.56 1,000.00 1,020.63 4.21 0.84
R-4 1,000.00 1,190.60 3.53 1,000.00 1,021.57 3.26 0.65
R-5 1,000.00 1,191.26 2.88 1,000.00 1,022.17 2.66 0.53
SAM Conservative Balanced Portfolio
Class A 1,000.00 1,135.65 3.18 1,000.00 1,021.82 3.01 0.60
Class C 1,000.00 1,131.23 7.19 1,000.00 1,018.05 6.80 1.36
Class J 1,000.00 1,136.08 2.33 1,000.00 1,022.61 2.21 0.44
Institutional 1,000.00 1,137.24 1.54 1,000.00 1,023.36 1.45 0.29
R-1 1,000.00 1,132.73 6.13 1,000.00 1,019.04 5.81 1.16
R-3 1,000.00 1,133.51 4.50 1,000.00 1,020.58 4.26 0.85
R-4 1,000.00 1,135.29 3.49 1,000.00 1,021.52 3.31 0.66
R-5 1,000.00 1,136.01 2.86 1,000.00 1,022.12 2.71 0.54

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Beginning
Account Value
November 1,
2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Annualized
Expense
Ratio
SAM Conservative Growth Portfolio
Class A $ 1,000.00 $ 1,247.76 $ 3.29 $ 1,000.00 $ 1,021.87 $ 2.96 0.59%
Class C 1,000.00 1,242.86 7.62 1,000.00 1,018.00 6.85 1.37
Class J 1,000.00 1,248.35 2.51 1,000.00 1,022.56 2.26 0.45
Institutional 1,000.00 1,249.37 1.62 1,000.00 1,023.36 1.45 0.29
R-1 1,000.00 1,244.32 6.40 1,000.00 1,019.09 5.76 1.15
R-3 1,000.00 1,246.26 4.68 1,000.00 1,020.63 4.21 0.84
R-4 1,000.00 1,246.83 3.62 1,000.00 1,021.57 3.26 0.65
R-5 1,000.00 1,247.77 2.95 1,000.00 1,022.17 2.66 0.53
SAM Flexible Income Portfolio
Class A 1,000.00 1,091.00 3.06 1,000.00 1,021.87 2.96 0.59
Class C 1,000.00 1,086.96 7.04 1,000.00 1,018.05 6.80 1.36
Class J 1,000.00 1,091.90 2.28 1,000.00 1,022.61 2.21 0.44
Institutional 1,000.00 1,092.00 1.61 1,000.00 1,023.26 1.56 0.31
R-1 1,000.00 1,087.95 5.95 1,000.00 1,019.09 5.76 1.15
R-3 1,000.00 1,089.29 4.35 1,000.00 1,020.63 4.21 0.84
R-4 1,000.00 1,091.06 3.37 1,000.00 1,021.57 3.26 0.65
R-5 1,000.00 1,091.00 2.75 1,000.00 1,022.17 2.66 0.53
SAM Strategic Growth Portfolio
Class A 1,000.00 1,292.15 3.41 1,000.00 1,021.82 3.01 0.60
Class C 1,000.00 1,286.60 7.82 1,000.00 1,017.95 6.90 1.38
Class J 1,000.00 1,292.63 2.61 1,000.00 1,022.51 2.31 0.46
Institutional 1,000.00 1,294.02 1.65 1,000.00 1,023.36 1.45 0.29
R-1 1,000.00 1,288.59 6.53 1,000.00 1,019.09 5.76 1.15
R-3 1,000.00 1,290.55 4.77 1,000.00 1,020.63 4.21 0.84
R-4 1,000.00 1,291.92 3.69 1,000.00 1,021.57 3.26 0.65
R-5 1,000.00 1,292.69 3.01 1,000.00 1,022.17 2.66 0.53
Short-Term Income Fund
Class A 1,000.00 1,001.36 3.23 1,000.00 1,021.57 3.26 0.65
Class C 1,000.00 996.89 7.67 1,000.00 1,017.11 7.75 1.55
Class J 1,000.00 1,001.44 3.18 1,000.00 1,021.62 3.21 0.64
Institutional 1,000.00 1,002.48 2.13 1,000.00 1,022.66 2.16 0.43
R-1 1,000.00 997.42 6.34 1,000.00 1,018.45 6.41 1.28
R-3 1,000.00 999.76 4.81 1,000.00 1,019.98 4.86 0.97
R-4 1,000.00 1,000.71 3.87 1,000.00 1,020.93 3.91 0.78
R-5 1,000.00 1,001.30 3.28 1,000.00 1,021.52 3.31 0.66
SmallCap Fund
Class A 1,000.00 1,457.21 6.82 1,000.00 1,019.24 5.61 1.12
Class C 1,000.00 1,451.04 11.85 1,000.00 1,015.12 9.74 1.95
Class J 1,000.00 1,457.99 5.97 1,000.00 1,019.93 4.91 0.98
Institutional 1,000.00 1,459.46 5.00 1,000.00 1,020.73 4.11 0.82
R-1 1,000.00 1,453.65 9.86 1,000.00 1,016.76 8.10 1.62
R-3 1,000.00 1,455.77 7.98 1,000.00 1,018.30 6.56 1.31
R-4 1,000.00 1,457.43 6.82 1,000.00 1,019.24 5.61 1.12
R-5 1,000.00 1,458.87 6.10 1,000.00 1,019.84 5.01 1.00
R-6 1,000.00 1,459.67 4.63 1,000.00 1,021.03 3.81 0.76
SmallCap Growth Fund I
Class J 1,000.00 1,327.92 6.18 1,000.00 1,019.49 5.36 1.07
Institutional 1,000.00 1,329.15 5.31 1,000.00 1,020.23 4.61 0.92
R-1 1,000.00 1,323.51 9.85 1,000.00 1,016.31 8.55 1.71
R-3 1,000.00 1,325.97 8.07 1,000.00 1,017.85 7.00 1.40
R-4 1,000.00 1,327.65 6.98 1,000.00 1,018.79 6.06 1.21
R-5 1,000.00 1,328.46 6.29 1,000.00 1,019.39 5.46 1.09
R-6 1,000.00 1,330.00 4.80 1,000.00 1,020.68 4.16 0.83

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Beginning
Account Value
November 1,
2020
Ending Account
Value
April 30, 2021
Expenses Paid
During Period
November 1,
2020 to April 30,
2021
(a)
Annualized
Expense
Ratio
SmallCap S&P 600 Index Fund
Class J $ 1,000.00 $ 1,538.11 $ 2.52 $ 1,000.00 $ 1,022.81 $ 2.01 0.40%
Institutional 1,000.00 1,539.95 1.26 1,000.00 1,023.80 1.00 0.20
R-1 1,000.00 1,533.71 6.53 1,000.00 1,019.64 5.21 1.04
R-3 1,000.00 1,535.78 4.59 1,000.00 1,021.17 3.66 0.73
R-4 1,000.00 1,537.55 3.40 1,000.00 1,022.12 2.71 0.54
R-5 1,000.00 1,538.02 2.64 1,000.00 1,022.71 2.11 0.42
R-6 1,000.00 1,540.05 1.01 1,000.00 1,024.00 0.80 0.16
SmallCap Value Fund II
Class J 1,000.00 1,567.50 8.53 1,000.00 1,018.15 6.71 1.34
Institutional 1,000.00 1,570.24 6.12 1,000.00 1,020.03 4.81 0.96
R-1 1,000.00 1,563.57 11.44 1,000.00 1,015.87 9.00 1.80
R-3 1,000.00 1,566.44 9.48 1,000.00 1,017.41 7.45 1.49
R-4 1,000.00 1,569.82 8.28 1,000.00 1,018.35 6.51 1.30
R-5 1,000.00 1,568.94 7.52 1,000.00 1,018.94 5.91 1.18
R-6 1,000.00 1,571.11 5.93 1,000.00 1,020.18 4.66 0.93
Tax-Exempt Bond Fund
Class A 1,000.00 1,047.38 3.96 1,000.00 1,020.93 3.91 0.78
Class C 1,000.00 1,041.54 8.10 1,000.00 1,016.86 8.00 1.60
Institutional 1,000.00 1,047.19 2.74 1,000.00 1,022.12 2.71 0.54
Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,047.40 3.8 6  1,000.00 1,020.98 3.82 0.76
Class C 1,000.00 1,041.50 8.00  1,000.00 1,016.86 7.93 1.58
Institutional 1,000.00 1,047.20 2.6 4  1,000.00 1,022.18 2.6 1 0.52
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2020, January 2021,
February 2021, March 2021, April 2021 and May 2021 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
December 2020
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 63.53 36.47 0.00
Diversified International Fund 31.83 49.29 18.88
Finisterre Emerging Markets Total Return Bond Fund 0.00 99.79 0.21
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 71.48 0.00 28.52
High Yield Fund 3.84 0.00 96.16
Inflation Protection Fund 3.79 0.00 96.21
International Emerging Markets Fund 59.01 0.00 40.99
International Fund I 86.24 13.76 0.00
LargeCap Growth Fund I 0.00 100.00 0.00
LargeCap Value Fund III 98.97 0.00 1.03
Overseas Fund 96.43 0.00 3.57
Principal LifeTime Hybrid 2035 Fund 99.99 0.01 0.00
Principal LifeTime Hybrid 2060 Fund 99.98 0.02 0.00
Principal LifeTime Hybrid 2065 Fund 98.60 0.00 1.40
January 2021
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 0.00 100.00 0.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 100.00 0.00
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 74.73 0.00 25.27
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 0.00 0.00 100.00
February 2021
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 0.00 100.00 0.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 100.00 0.00
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 72.96 0.00 27.04
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 0.00 0.00 100.00
March 2021
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 0.00 100.00 0.00

Principal Funds, Inc.
(unaudited)

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
March 2021
Fund Net Income Realized Gain Capital Sources
Finisterre Emerging Markets Total Return Bond Fund 0.00 100.00 0.00
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 73.68 0.00 26.32
High Yield Fund 0.00 0.00 100.00
SAM Balanced Portfolio 0.00 100.00 0.00
SAM Conservative Balanced Portfolio 27.91 72.09 0.00
SAM Flexible Income Portfolio 0.00 100.00 0.00
April 2021
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Finisterre Emerging Markets Total Return Bond Fund 0.00 100.00 0.00
Global Diversified Income Fund 56.02 0.00 43.98
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 11.78 0.00 88.22
SAM Flexible Income Portfolio 0.00 100.00 0.00
May 2021
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 99.03 0.97 0.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 100.00 0.00
Global Diversified Income Fund 41.55 0.00 58.45
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 93.75 0.00 6.25
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 0.00 100.00 0.00

FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director generally holds office for an indefinite term until the director reaches age 72 (unless such mandatory retirement age is waived by the Board). Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Chair, Nominating and Governance Committee
1948
Principal, EBA Associates 126 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired 126 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 126 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA February 2020 to October
2020
126 MAM USA
Victor Hymes
Director since 2020
Member, Audit Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
126 Formerly, Montgomery Street Income
Securities Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1965
Formerly, Legg Mason Global Asset Management 126 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Padelford L. Lattimer
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 126 None
Karen (“Karrie”) McMillan
Director since 2014
Chair, Operations Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
126 None

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life Insurance Company.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Chair, Audit Committee
Member, Nominating and Governance
Committee
1962
Retired 126 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 126 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) since 2018
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc., (2018-2020)
126 None
Patrick G. Halter
Member, Executive Committee
Director since 2017
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Senior Executive Director – Real Estate, PGI and
PFSI (2014-2016)
Director, PGI (2003-2018)
Chair, CCIP, LLC (“CCIP”) since 2017
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Director, Post since 2017
Chair, Principal Real Estate Investors, LLC
(“PREI”) since 2004
President and Chief Executive Officer, PGI, PREI
since 2018
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
126 None

The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Financial Advisors, Inc. (“PFA”)
since 2020
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, PFSI and PLIC (2019-2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, (Principal
Shareholder Services, Inc. (“PSS’) since 2019
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President and Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007–2016)
Vice President and Associate General Counsel, PFSI
since 2013
Vice President and Associate General Counsel,
PLIC since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Senior Vice President, PFD since 2016
Senior Vice President and Chief Financial Officer,
PFD (2015-2016)
Chief Operating Officer and Senior Vice President,
Principal Management Corporation, now PGI
(“PMC”) (2015-2017)
Director, PMC (2014–2017)
Director, PSS since 2014
President, PSS since 2015
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, CCIP since 2020
Vice President and Treasurer, PFA since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Chief Financial Officer –
Principal International, PFSI (2010-2016)
Vice President and Treasurer, PLIC since 2016
Vice President and Chief Financial Officer –
Principal International, PLIC (2010-2016)
Vice President and Treasurer, PMC (2016-2017)
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015

Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer, PGI (2015-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PGI since 2018
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President and Treasurer, PGI since
2017
Assistant Vice President-Treasury, PFA since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PMC (2013-
2017)
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Clint L. Woods
Vice President, Counsel and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Secretary, PGI since 2020
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary, PGI (2018-2020)
Vice President, Associate General Counsel and
Secretary, CCIP since 2020
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PFA since 2019
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PFD since 2019
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PLIC since 2015
Secretary, Post since 2020
Vice President, Associate General Counsel,
Governance Officer and Secretary, PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSI since 2019
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSS since 2019
Vice President, Associate General Counsel and
Assistant Secretary, RobustWealth, Inc. since 2019
Secretary, Spectrum since 2020

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated December 31, 2020 and as supplemented, and the Statement of Additional Information dated December 31, 2020 and as supplemented. These documents may be obtained free of charge by writing
Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.
PrincipalFunds.com/prospectuses.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov.
Government Money Market Fund and Money Market Fund each file a complete schedule of investments with the Securities and Exchange
Commission on Form N-MFP. Form N-MFP is available on the Commission’s website at www.sec.gov. In addition, the monthly portfolio holdings are available for Government Money Market Fund and Money Market Fund at www.PrincipalFunds.com.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 9, 2021 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc., excluding the money market funds (each, a “Fund”), pursuant to Rule 22e-
4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from January 1, 2020 through December
31, 2020 (the “Reporting Period”). At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk
Management Committee (the “Committee”), addressed the operation, adequacy and effectiveness of the Program, the operation of each
Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved an Amended Subadvisory
Agreement with DDJ Capital Management, LLC related to the High Income Fund and Global Diversified Income Fund.
Approval of Amended Subadvisory Agreements for High Income Fund and Global Diversified Income Fund
On December 15, 2020, the Board considered for the High Income Fund and Global Diversified Income Fund (the “Funds”) the approval of an amended fee schedule under the subadvisory agreement between Principal Global Investors, LLC (the “Manager”) and DDJ Capital
Management, LLC (the “Subadvisor”) which would result in a reduction of the subadvisory fee rate payable at current asset levels.
The Board reviewed materials received from the Manager regarding the proposed changes in the subadvisory fee schedules and noted that because the subadvisory fees were paid by the Manager, the amendment would not change the management fee rates paid by the Funds. The
Board considered the Manager’s representation that the changes in the subadvisory fee schedules would not impact the quality or quantity of the services the Subadvisor provides to each Fund and that the Subadvisor’s obligations under the applicable Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the fee schedule.
The Board considered that they had last approved the Subadvisory Agreement for each Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2020 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the applicable Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the
Subadvisory Agreement was in the best interests of each Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the amended
Subadvisory Agreement at this time and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory
Agreement.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are trademarks and services marks of Principal Financial Services, Inc., a member of the Principal Financial Group company.
© 2021 Principal Financial Services, Inc. | FV942SAR-0 | 04/2021 | 1592639

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	6/10/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	6/10/2021

By	/s/ Tracy W. Bollin
            Tracy W. Bollin, Chief Financial Officer

Date	6/10/2021